Due to size/image constraints, this filing is being made in two related submissions.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	October 31, 2024

Date of reporting period:	October 31, 2024

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class A

PEMGX

MidCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	0.91%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $30,229	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	9,450	10,000	10,000
11/14	9,742	10,242	10,256
12/14	9,765	10,242	10,278
1/15	9,549	9,957	10,117
2/15	10,389	10,534	10,677
3/15	10,389	10,427	10,684
4/15	10,303	10,474	10,587
5/15	10,402	10,619	10,742
6/15	10,231	10,441	10,520
7/15	10,456	10,616	10,598
8/15	9,910	9,975	10,038
9/15	9,445	9,684	9,677
10/15	10,050	10,449	10,277
11/15	10,127	10,507	10,303
12/15	9,875	10,291	10,027
1/16	9,155	9,711	9,370
2/16	9,241	9,707	9,476
3/16	9,957	10,391	10,252
4/16	10,024	10,455	10,360
5/16	10,284	10,642	10,530
6/16	10,274	10,664	10,578
7/16	10,774	11,087	11,061
8/16	10,735	11,116	11,034
9/16	10,764	11,133	11,056
10/16	10,466	10,892	10,705
11/16	10,788	11,380	11,282
12/16	10,856	11,602	11,411
1/17	11,194	11,820	11,686
2/17	11,661	12,260	12,017
3/17	11,661	12,268	11,998
4/17	11,941	12,398	12,090
5/17	12,255	12,525	12,201
6/17	12,230	12,638	12,322
7/17	12,594	12,876	12,503
8/17	12,687	12,901	12,406
9/17	12,937	13,216	12,750
10/17	13,207	13,504	12,963
11/17	13,536	13,914	13,399
12/17	13,562	14,053	13,524
1/18	14,155	14,794	14,033
2/18	13,384	14,249	13,453
3/18	13,476	13,963	13,461
4/18	13,344	14,016	13,441
5/18	13,638	14,412	13,746
6/18	13,942	14,506	13,841
7/18	14,323	14,987	14,186
8/18	14,621	15,514	14,626
9/18	14,566	15,539	14,533
10/18	13,322	14,395	13,325
11/18	13,819	14,683	13,653
12/18	12,622	13,317	12,299
1/19	13,781	14,460	13,625
2/19	14,569	14,968	14,210
3/19	15,043	15,187	14,332
4/19	15,905	15,793	14,878
5/19	15,408	14,771	13,965
6/19	16,425	15,809	14,924
7/19	16,721	16,044	15,137
8/19	16,824	15,717	14,706
9/19	16,950	15,993	14,995
10/19	17,212	16,337	15,153
11/19	17,749	16,958	15,695
12/19	17,984	17,447	16,055
1/20	18,576	17,428	15,926
2/20	17,273	16,002	14,543
3/20	13,687	13,801	11,709
4/20	15,492	15,629	13,390
5/20	16,879	16,465	14,331
6/20	17,070	16,841	14,590
7/20	18,116	17,797	15,446
8/20	18,899	19,087	15,989
9/20	18,451	18,392	15,678
10/20	18,044	17,995	15,778
11/20	20,351	20,184	17,959
12/20	21,214	21,092	18,800
1/21	20,277	20,998	18,751
2/21	21,462	21,654	19,795
3/21	21,939	22,431	20,330
4/21	23,366	23,587	21,367
5/21	23,438	23,695	21,538
6/21	23,958	24,279	21,855
7/21	24,944	24,689	22,023
8/21	25,034	25,393	22,583
9/21	24,109	24,254	21,653
10/21	25,917	25,894	22,941
11/21	25,113	25,500	22,142
12/21	26,510	26,504	23,046
1/22	23,702	24,945	21,348
2/22	22,803	24,317	21,195
3/22	23,420	25,105	21,737
4/22	21,372	22,852	20,063
5/22	21,228	22,822	20,079
6/22	19,443	20,912	18,075
7/22	21,595	22,874	19,859
8/22	20,749	22,021	19,236
9/22	18,820	19,979	17,453
10/22	20,152	21,617	19,002
11/22	21,661	22,745	20,144
12/22	20,315	21,414	19,056
1/23	22,028	22,888	20,638
2/23	21,358	22,353	20,138
3/23	21,432	22,951	19,828
4/23	21,872	23,196	19,724
5/23	21,696	23,286	19,173
6/23	23,483	24,876	20,773
7/23	23,659	25,768	21,597
8/23	23,436	25,270	20,847
9/23	22,224	24,067	19,800
10/23	21,486	23,429	18,811
11/23	24,180	25,613	20,736
12/23	25,505	26,972	22,338
1/24	25,783	27,271	22,020
2/24	27,249	28,747	23,251
3/24	28,284	29,674	24,259
4/24	26,485	28,369	22,949
5/24	27,388	29,709	23,603
6/24	27,506	30,629	23,447
7/24	29,235	31,198	24,552
8/24	29,770	31,877	25,050
9/24	30,486	32,537	25,607
10/24	30,229	32,298	25,469

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	40.69%	11.92%	12.33%
Class A Shares Including Sales Charge	32.94%	10.67%	11.70%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$28,084,261
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 10.5%
  Total Advisory Fees Paid (amount in thousands)$136,570

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.68%
Consumer, Cyclical	24.92%
Industrial	18.98%
Technology	17.63%
Utilities	3.47%
Communications	2.46%
Consumer, Non-cyclical	2.13%
Basic Materials	0.75%
Money Market Funds	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARA-0

Class C

PMBCX

MidCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.72%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $30,171	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,304	10,242	10,256
12/14	10,320	10,242	10,278
1/15	10,086	9,957	10,117
2/15	10,965	10,534	10,677
3/15	10,960	10,427	10,684
4/15	10,864	10,474	10,587
5/15	10,960	10,619	10,742
6/15	10,772	10,441	10,520
7/15	11,006	10,616	10,598
8/15	10,427	9,975	10,038
9/15	9,928	9,684	9,677
10/15	10,559	10,449	10,277
11/15	10,630	10,507	10,303
12/15	10,362	10,291	10,027
1/16	9,602	9,711	9,370
2/16	9,683	9,707	9,476
3/16	10,433	10,391	10,252
4/16	10,493	10,455	10,360
5/16	10,759	10,642	10,530
6/16	10,743	10,664	10,578
7/16	11,258	11,087	11,061
8/16	11,210	11,116	11,034
9/16	11,231	11,133	11,056
10/16	10,916	10,892	10,705
11/16	11,242	11,380	11,282
12/16	11,308	11,602	11,411
1/17	11,652	11,820	11,686
2/17	12,130	12,260	12,017
3/17	12,124	12,268	11,998
4/17	12,408	12,398	12,090
5/17	12,724	12,525	12,201
6/17	12,696	12,638	12,322
7/17	13,068	12,876	12,503
8/17	13,157	12,901	12,406
9/17	13,407	13,216	12,750
10/17	13,679	13,504	12,963
11/17	14,013	13,914	13,399
12/17	14,030	14,053	13,524
1/18	14,635	14,794	14,033
2/18	13,829	14,249	13,453
3/18	13,915	13,963	13,461
4/18	13,771	14,016	13,441
5/18	14,071	14,412	13,746
6/18	14,370	14,506	13,841
7/18	14,756	14,987	14,186
8/18	15,048	15,514	14,626
9/18	14,985	15,539	14,533
10/18	13,694	14,395	13,325
11/18	14,196	14,683	13,653
12/18	12,958	13,317	12,299
1/19	14,139	14,460	13,625
2/19	14,947	14,968	14,210
3/19	15,419	15,187	14,332
4/19	16,292	15,793	14,878
5/19	15,774	14,771	13,965
6/19	16,804	15,809	14,924
7/19	17,100	16,044	15,137
8/19	17,192	15,717	14,706
9/19	17,310	15,993	14,995
10/19	17,572	16,337	15,153
11/19	18,104	16,958	15,695
12/19	18,335	17,447	16,055
1/20	18,921	17,428	15,926
2/20	17,590	16,002	14,543
3/20	13,922	13,801	11,709
4/20	15,756	15,629	13,390
5/20	17,155	16,465	14,331
6/20	17,342	16,841	14,590
7/20	18,390	17,797	15,446
8/20	19,169	19,087	15,989
9/20	18,707	18,392	15,678
10/20	18,279	17,995	15,778
11/20	20,610	20,184	17,959
12/20	21,467	21,092	18,800
1/21	20,503	20,998	18,751
2/21	21,690	21,654	19,795
3/21	22,165	22,431	20,330
4/21	23,583	23,587	21,367
5/21	23,646	23,695	21,538
6/21	24,156	24,279	21,855
7/21	25,134	24,689	22,023
8/21	25,204	25,393	22,583
9/21	24,261	24,254	21,653
10/21	26,070	25,894	22,941
11/21	25,239	25,500	22,142
12/21	26,636	26,504	23,046
1/22	23,795	24,945	21,348
2/22	22,881	24,317	21,195
3/22	23,480	25,105	21,737
4/22	21,414	22,852	20,063
5/22	21,260	22,822	20,079
6/22	19,455	20,912	18,075
7/22	21,598	22,874	19,859
8/22	20,738	22,021	19,236
9/22	18,794	19,979	17,453
10/22	20,116	21,617	19,002
11/22	21,620	22,745	20,144
12/22	20,277	21,414	19,056
1/23	21,986	22,888	20,638
2/23	21,317	22,353	20,138
3/23	21,391	22,951	19,828
4/23	21,831	23,196	19,724
5/23	21,655	23,286	19,173
6/23	23,439	24,876	20,773
7/23	23,614	25,768	21,597
8/23	23,391	25,270	20,847
9/23	22,182	24,067	19,800
10/23	21,445	23,429	18,811
11/23	24,135	25,613	20,736
12/23	25,457	26,972	22,338
1/24	25,734	27,271	22,020
2/24	27,197	28,747	23,251
3/24	28,230	29,674	24,259
4/24	26,434	28,369	22,949
5/24	27,336	29,709	23,603
6/24	27,454	30,629	23,447
7/24	29,180	31,198	24,552
8/24	29,714	31,877	25,050
9/24	30,428	32,537	25,607
10/24	30,171	32,298	25,469

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	39.55%	11.05%	11.68%
Class C Shares Including Sales Charge	38.55%	11.05%	11.68%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$28,084,261
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 10.5%
  Total Advisory Fees Paid (amount in thousands)$136,570

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.68%
Consumer, Cyclical	24.92%
Industrial	18.98%
Technology	17.63%
Utilities	3.47%
Communications	2.46%
Consumer, Non-cyclical	2.13%
Basic Materials	0.75%
Money Market Funds	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARC-0

Class J

PMBJX

MidCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$92	0.76%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $32,465	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,310	10,242	10,256
12/14	10,334	10,242	10,278
1/15	10,106	9,957	10,117
2/15	10,994	10,534	10,677
3/15	10,994	10,427	10,684
4/15	10,904	10,474	10,587
5/15	11,009	10,619	10,742
6/15	10,830	10,441	10,520
7/15	11,068	10,616	10,598
8/15	10,493	9,975	10,038
9/15	10,002	9,684	9,677
10/15	10,642	10,449	10,277
11/15	10,726	10,507	10,303
12/15	10,461	10,291	10,027
1/16	9,700	9,711	9,370
2/16	9,790	9,707	9,476
3/16	10,556	10,391	10,252
4/16	10,624	10,455	10,360
5/16	10,904	10,642	10,530
6/16	10,894	10,664	10,578
7/16	11,422	11,087	11,061
8/16	11,385	11,116	11,034
9/16	11,417	11,133	11,056
10/16	11,105	10,892	10,705
11/16	11,443	11,380	11,282
12/16	11,519	11,602	11,411
1/17	11,882	11,820	11,686
2/17	12,380	12,260	12,017
3/17	12,380	12,268	11,998
4/17	12,677	12,398	12,090
5/17	13,013	12,525	12,201
6/17	12,991	12,638	12,322
7/17	13,381	12,876	12,503
8/17	13,484	12,901	12,406
9/17	13,749	13,216	12,750
10/17	14,042	13,504	12,963
11/17	14,388	13,914	13,399
12/17	14,421	14,053	13,524
1/18	15,054	14,794	14,033
2/18	14,237	14,249	13,453
3/18	14,337	13,963	13,461
4/18	14,197	14,016	13,441
5/18	14,511	14,412	13,746
6/18	14,836	14,506	13,841
7/18	15,245	14,987	14,186
8/18	15,557	15,514	14,626
9/18	15,501	15,539	14,533
10/18	14,179	14,395	13,325
11/18	14,711	14,683	13,653
12/18	13,435	13,317	12,299
1/19	14,675	14,460	13,625
2/19	15,517	14,968	14,210
3/19	16,024	15,187	14,332
4/19	16,942	15,793	14,878
5/19	16,416	14,771	13,965
6/19	17,499	15,809	14,924
7/19	17,816	16,044	15,137
8/19	17,930	15,717	14,706
9/19	18,069	15,993	14,995
10/19	18,354	16,337	15,153
11/19	18,924	16,958	15,695
12/19	19,175	17,447	16,055
1/20	19,807	17,428	15,926
2/20	18,424	16,002	14,543
3/20	14,593	13,801	11,709
4/20	16,522	15,629	13,390
5/20	18,012	16,465	14,331
6/20	18,218	16,841	14,590
7/20	19,335	17,797	15,446
8/20	20,173	19,087	15,989
9/20	19,701	18,392	15,678
10/20	19,269	17,995	15,778
11/20	21,736	20,184	17,959
12/20	22,656	21,092	18,800
1/21	21,653	20,998	18,751
2/21	22,925	21,654	19,795
3/21	23,443	22,431	20,330
4/21	24,965	23,587	21,367
5/21	25,045	23,695	21,538
6/21	25,611	24,279	21,855
7/21	26,661	24,689	22,023
8/21	26,762	25,393	22,583
9/21	25,779	24,254	21,653
10/21	27,718	25,894	22,941
11/21	26,856	25,500	22,142
12/21	28,358	26,504	23,046
1/22	25,352	24,945	21,348
2/22	24,399	24,317	21,195
3/22	25,059	25,105	21,737
4/22	22,874	22,852	20,063
5/22	22,720	22,822	20,079
6/22	20,814	20,912	18,075
7/22	23,123	22,874	19,859
8/22	22,214	22,021	19,236
9/22	20,154	19,979	17,453
10/22	21,584	21,617	19,002
11/22	23,197	22,745	20,144
12/22	21,766	21,414	19,056
1/23	23,599	22,888	20,638
2/23	22,887	22,353	20,138
3/23	22,963	22,951	19,828
4/23	23,440	23,196	19,724
5/23	23,251	23,286	19,173
6/23	25,175	24,876	20,773
7/23	25,364	25,768	21,597
8/23	25,129	25,270	20,847
9/23	23,834	24,067	19,800
10/23	23,046	23,429	18,811
11/23	25,939	25,613	20,736
12/23	27,361	26,972	22,338
1/24	27,665	27,271	22,020
2/24	29,236	28,747	23,251
3/24	30,356	29,674	24,259
4/24	28,427	28,369	22,949
5/24	29,400	29,709	23,603
6/24	29,524	30,629	23,447
7/24	31,391	31,198	24,552
8/24	31,967	31,877	25,050
9/24	32,737	32,537	25,607
10/24	32,465	32,298	25,469

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	40.87%	12.08%	12.50%
Class J Shares Including Sales Charge	39.87%	12.08%	12.50%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$28,084,261
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 10.5%
  Total Advisory Fees Paid (amount in thousands)$136,570

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.68%
Consumer, Cyclical	24.92%
Industrial	18.98%
Technology	17.63%
Utilities	3.47%
Communications	2.46%
Consumer, Non-cyclical	2.13%
Basic Materials	0.75%
Money Market Funds	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARJ-0

Institutional

PCBIX

MidCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$81	0.67%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $32,901	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,313	10,242	10,256
12/14	10,341	10,242	10,278
1/15	10,114	9,957	10,117
2/15	11,006	10,534	10,677
3/15	11,011	10,427	10,684
4/15	10,921	10,474	10,587
5/15	11,030	10,619	10,742
6/15	10,851	10,441	10,520
7/15	11,091	10,616	10,598
8/15	10,515	9,975	10,038
9/15	10,025	9,684	9,677
10/15	10,671	10,449	10,277
11/15	10,751	10,507	10,303
12/15	10,493	10,291	10,027
1/16	9,730	9,711	9,370
2/16	9,820	9,707	9,476
3/16	10,588	10,391	10,252
4/16	10,658	10,455	10,360
5/16	10,940	10,642	10,530
6/16	10,934	10,664	10,578
7/16	11,467	11,087	11,061
8/16	11,426	11,116	11,034
9/16	11,462	11,133	11,056
10/16	11,150	10,892	10,705
11/16	11,492	11,380	11,282
12/16	11,568	11,602	11,411
1/17	11,933	11,820	11,686
2/17	12,432	12,260	12,017
3/17	12,437	12,268	11,998
4/17	12,736	12,398	12,090
5/17	13,075	12,525	12,201
6/17	13,055	12,638	12,322
7/17	13,451	12,876	12,503
8/17	13,554	12,901	12,406
9/17	13,821	13,216	12,750
10/17	14,114	13,504	12,963
11/17	14,469	13,914	13,399
12/17	14,497	14,053	13,524
1/18	15,140	14,794	14,033
2/18	14,317	14,249	13,453
3/18	14,423	13,963	13,461
4/18	14,279	14,016	13,441
5/18	14,604	14,412	13,746
6/18	14,928	14,506	13,841
7/18	15,337	14,987	14,186
8/18	15,660	15,514	14,626
9/18	15,602	15,539	14,533
10/18	14,272	14,395	13,325
11/18	14,809	14,683	13,653
12/18	13,527	13,317	12,299
1/19	14,775	14,460	13,625
2/19	15,628	14,968	14,210
3/19	16,135	15,187	14,332
4/19	17,066	15,793	14,878
5/19	16,535	14,771	13,965
6/19	17,633	15,809	14,924
7/19	17,949	16,044	15,137
8/19	18,068	15,717	14,706
9/19	18,206	15,993	14,995
10/19	18,498	16,337	15,153
11/19	19,077	16,958	15,695
12/19	19,332	17,447	16,055
1/20	19,970	17,428	15,926
2/20	18,575	16,002	14,543
3/20	14,716	13,801	11,709
4/20	16,661	15,629	13,390
5/20	18,162	16,465	14,331
6/20	18,375	16,841	14,590
7/20	19,501	17,797	15,446
8/20	20,351	19,087	15,989
9/20	19,876	18,392	15,678
10/20	19,438	17,995	15,778
11/20	21,927	20,184	17,959
12/20	22,861	21,092	18,800
1/21	21,856	20,998	18,751
2/21	23,139	21,654	19,795
3/21	23,658	22,431	20,330
4/21	25,201	23,587	21,367
5/21	25,289	23,695	21,538
6/21	25,852	24,279	21,855
7/21	26,921	24,689	22,023
8/21	27,029	25,393	22,583
9/21	26,036	24,254	21,653
10/21	27,996	25,894	22,941
11/21	27,130	25,500	22,142
12/21	28,649	26,504	23,046
1/22	25,616	24,945	21,348
2/22	24,651	24,317	21,195
3/22	25,322	25,105	21,737
4/22	23,118	22,852	20,063
5/22	22,967	22,822	20,079
6/22	21,037	20,912	18,075
7/22	23,371	22,874	19,859
8/22	22,460	22,021	19,236
9/22	20,379	19,979	17,453
10/22	21,824	21,617	19,002
11/22	23,460	22,745	20,144
12/22	22,008	21,414	19,056
1/23	23,870	22,888	20,638
2/23	23,151	22,353	20,138
3/23	23,235	22,951	19,828
4/23	23,715	23,196	19,724
5/23	23,532	23,286	19,173
6/23	25,478	24,876	20,773
7/23	25,676	25,768	21,597
8/23	25,436	25,270	20,847
9/23	24,124	24,067	19,800
10/23	23,334	23,429	18,811
11/23	26,261	25,613	20,736
12/23	27,701	26,972	22,338
1/24	28,012	27,271	22,020
2/24	29,611	28,747	23,251
3/24	30,739	29,674	24,259
4/24	28,793	28,369	22,949
5/24	29,784	29,709	23,603
6/24	29,914	30,629	23,447
7/24	31,802	31,198	24,552
8/24	32,388	31,877	25,050
9/24	33,169	32,537	25,607
10/24	32,901	32,298	25,469

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	41.00%	12.21%	12.65%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$28,084,261
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 10.5%
  Total Advisory Fees Paid (amount in thousands)$136,570

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.68%
Consumer, Cyclical	24.92%
Industrial	18.98%
Technology	17.63%
Utilities	3.47%
Communications	2.46%
Consumer, Non-cyclical	2.13%
Basic Materials	0.75%
Money Market Funds	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARI-0

R-1

PMSBX

MidCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$174	1.45%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $30,406	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,304	10,242	10,256
12/14	10,325	10,242	10,278
1/15	10,090	9,957	10,117
2/15	10,972	10,534	10,677
3/15	10,967	10,427	10,684
4/15	10,877	10,474	10,587
5/15	10,972	10,619	10,742
6/15	10,786	10,441	10,520
7/15	11,022	10,616	10,598
8/15	10,440	9,975	10,038
9/15	9,949	9,684	9,677
10/15	10,581	10,449	10,277
11/15	10,656	10,507	10,303
12/15	10,387	10,291	10,027
1/16	9,628	9,711	9,370
2/16	9,713	9,707	9,476
3/16	10,468	10,391	10,252
4/16	10,526	10,455	10,360
5/16	10,799	10,642	10,530
6/16	10,783	10,664	10,578
7/16	11,302	11,087	11,061
8/16	11,254	11,116	11,034
9/16	11,281	11,133	11,056
10/16	10,965	10,892	10,705
11/16	11,297	11,380	11,282
12/16	11,361	11,602	11,411
1/17	11,717	11,820	11,686
2/17	12,198	12,260	12,017
3/17	12,192	12,268	11,998
4/17	12,482	12,398	12,090
5/17	12,805	12,525	12,201
6/17	12,777	12,638	12,322
7/17	13,149	12,876	12,503
8/17	13,242	12,901	12,406
9/17	13,499	13,216	12,750
10/17	13,778	13,504	12,963
11/17	14,111	13,914	13,399
12/17	14,134	14,053	13,524
1/18	14,746	14,794	14,033
2/18	13,936	14,249	13,453
3/18	14,027	13,963	13,461
4/18	13,885	14,016	13,441
5/18	14,185	14,412	13,746
6/18	14,491	14,506	13,841
7/18	14,882	14,987	14,186
8/18	15,186	15,514	14,626
9/18	15,118	15,539	14,533
10/18	13,821	14,395	13,325
11/18	14,331	14,683	13,653
12/18	13,086	13,317	12,299
1/19	14,282	14,460	13,625
2/19	15,093	14,968	14,210
3/19	15,582	15,187	14,332
4/19	16,463	15,793	14,878
5/19	15,942	14,771	13,965
6/19	16,991	15,809	14,924
7/19	17,287	16,044	15,137
8/19	17,389	15,717	14,706
9/19	17,505	15,993	14,995
10/19	17,775	16,337	15,153
11/19	18,322	16,958	15,695
12/19	18,555	17,447	16,055
1/20	19,155	17,428	15,926
2/20	17,806	16,002	14,543
3/20	14,102	13,801	11,709
4/20	15,950	15,629	13,390
5/20	17,381	16,465	14,331
6/20	17,570	16,841	14,590
7/20	18,636	17,797	15,446
8/20	19,432	19,087	15,989
9/20	18,966	18,392	15,678
10/20	18,535	17,995	15,778
11/20	20,896	20,184	17,959
12/20	21,775	21,092	18,800
1/21	20,798	20,998	18,751
2/21	22,007	21,654	19,795
3/21	22,492	22,431	20,330
4/21	23,941	23,587	21,367
5/21	24,009	23,695	21,538
6/21	24,529	24,279	21,855
7/21	25,526	24,689	22,023
8/21	25,608	25,393	22,583
9/21	24,652	24,254	21,653
10/21	26,489	25,894	22,941
11/21	25,649	25,500	22,142
12/21	27,070	26,504	23,046
1/22	24,189	24,945	21,348
2/22	23,261	24,317	21,195
3/22	23,882	25,105	21,737
4/22	21,786	22,852	20,063
5/22	21,629	22,822	20,079
6/22	19,803	20,912	18,075
7/22	21,989	22,874	19,859
8/22	21,113	22,021	19,236
9/22	19,145	19,979	17,453
10/22	20,484	21,617	19,002
11/22	22,011	22,745	20,144
12/22	20,633	21,414	19,056
1/23	22,369	22,888	20,638
2/23	21,679	22,353	20,138
3/23	21,741	22,951	19,828
4/23	22,175	23,196	19,724
5/23	21,989	23,286	19,173
6/23	23,788	24,876	20,773
7/23	23,958	25,768	21,597
8/23	23,726	25,270	20,847
9/23	22,485	24,067	19,800
10/23	21,734	23,429	18,811
11/23	24,446	25,613	20,736
12/23	25,769	26,972	22,338
1/24	26,041	27,271	22,020
2/24	27,509	28,747	23,251
3/24	28,547	29,674	24,259
4/24	26,711	28,369	22,949
5/24	27,613	29,709	23,603
6/24	27,717	30,629	23,447
7/24	29,448	31,198	24,552
8/24	29,975	31,877	25,050
9/24	30,677	32,537	25,607
10/24	30,406	32,298	25,469

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	39.90%	11.33%	11.76%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$28,084,261
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 10.5%
  Total Advisory Fees Paid (amount in thousands)$136,570

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.68%
Consumer, Cyclical	24.92%
Industrial	18.98%
Technology	17.63%
Utilities	3.47%
Communications	2.46%
Consumer, Non-cyclical	2.13%
Basic Materials	0.75%
Money Market Funds	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARR1-0

R-3

PMBMX

MidCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$137	1.14%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $31,377	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,309	10,242	10,256
12/14	10,333	10,242	10,278
1/15	10,101	9,957	10,117
2/15	10,988	10,534	10,677
3/15	10,988	10,427	10,684
4/15	10,896	10,474	10,587
5/15	10,997	10,619	10,742
6/15	10,813	10,441	10,520
7/15	11,051	10,616	10,598
8/15	10,474	9,975	10,038
9/15	9,980	9,684	9,677
10/15	10,615	10,449	10,277
11/15	10,697	10,507	10,303
12/15	10,432	10,291	10,027
1/16	9,669	9,711	9,370
2/16	9,757	9,707	9,476
3/16	10,515	10,391	10,252
4/16	10,582	10,455	10,360
5/16	10,855	10,642	10,530
6/16	10,845	10,664	10,578
7/16	11,366	11,087	11,061
8/16	11,325	11,116	11,034
9/16	11,356	11,133	11,056
10/16	11,041	10,892	10,705
11/16	11,377	11,380	11,282
12/16	11,444	11,602	11,411
1/17	11,802	11,820	11,686
2/17	12,292	12,260	12,017
3/17	12,287	12,268	11,998
4/17	12,582	12,398	12,090
5/17	12,909	12,525	12,201
6/17	12,888	12,638	12,322
7/17	13,267	12,876	12,503
8/17	13,367	12,901	12,406
9/17	13,626	13,216	12,750
10/17	13,910	13,504	12,963
11/17	14,253	13,914	13,399
12/17	14,274	14,053	13,524
1/18	14,901	14,794	14,033
2/18	14,089	14,249	13,453
3/18	14,182	13,963	13,461
4/18	14,040	14,016	13,441
5/18	14,351	14,412	13,746
6/18	14,667	14,506	13,841
7/18	15,064	14,987	14,186
8/18	15,374	15,514	14,626
9/18	15,309	15,539	14,533
10/18	14,000	14,395	13,325
11/18	14,518	14,683	13,653
12/18	13,260	13,317	12,299
1/19	14,478	14,460	13,625
2/19	15,301	14,968	14,210
3/19	15,799	15,187	14,332
4/19	16,703	15,793	14,878
5/19	16,180	14,771	13,965
6/19	17,244	15,809	14,924
7/19	17,551	16,044	15,137
8/19	17,656	15,717	14,706
9/19	17,785	15,993	14,995
10/19	18,062	16,337	15,153
11/19	18,615	16,958	15,695
12/19	18,862	17,447	16,055
1/20	19,472	17,428	15,926
2/20	18,110	16,002	14,543
3/20	14,342	13,801	11,709
4/20	16,232	15,629	13,390
5/20	17,692	16,465	14,331
6/20	17,885	16,841	14,590
7/20	18,977	17,797	15,446
8/20	19,794	19,087	15,989
9/20	19,325	18,392	15,678
10/20	18,894	17,995	15,778
11/20	21,305	20,184	17,959
12/20	22,200	21,092	18,800
1/21	21,218	20,998	18,751
2/21	22,454	21,654	19,795
3/21	22,948	22,431	20,330
4/21	24,431	23,587	21,367
5/21	24,509	23,695	21,538
6/21	25,049	24,279	21,855
7/21	26,077	24,689	22,023
8/21	26,161	25,393	22,583
9/21	25,192	24,254	21,653
10/21	27,078	25,894	22,941
11/21	26,233	25,500	22,142
12/21	27,690	26,504	23,046
1/22	24,746	24,945	21,348
2/22	23,804	24,317	21,195
3/22	24,441	25,105	21,737
4/22	22,304	22,852	20,063
5/22	22,155	22,822	20,079
6/22	20,286	20,912	18,075
7/22	22,530	22,874	19,859
8/22	21,638	22,021	19,236
9/22	19,628	19,979	17,453
10/22	21,008	21,617	19,002
11/22	22,580	22,745	20,144
12/22	21,170	21,414	19,056
1/23	22,954	22,888	20,638
2/23	22,252	22,353	20,138
3/23	22,325	22,951	19,828
4/23	22,779	23,196	19,724
5/23	22,589	23,286	19,173
6/23	24,445	24,876	20,773
7/23	24,628	25,768	21,597
8/23	24,394	25,270	20,847
9/23	23,130	24,067	19,800
10/23	22,355	23,429	18,811
11/23	25,155	25,613	20,736
12/23	26,527	26,972	22,338
1/24	26,812	27,271	22,020
2/24	28,329	28,747	23,251
3/24	29,402	29,674	24,259
4/24	27,525	28,369	22,949
5/24	28,464	29,709	23,603
6/24	28,569	30,629	23,447
7/24	30,363	31,198	24,552
8/24	30,911	31,877	25,050
9/24	31,647	32,537	25,607
10/24	31,377	32,298	25,469

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	40.36%	11.68%	12.11%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$28,084,261
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 10.5%
  Total Advisory Fees Paid (amount in thousands)$136,570

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.68%
Consumer, Cyclical	24.92%
Industrial	18.98%
Technology	17.63%
Utilities	3.47%
Communications	2.46%
Consumer, Non-cyclical	2.13%
Basic Materials	0.75%
Money Market Funds	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARR3-0

R-4

PMBSX

MidCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$114	0.95%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $31,964	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,310	10,242	10,256
12/14	10,335	10,242	10,278
1/15	10,104	9,957	10,117
2/15	10,990	10,534	10,677
3/15	10,990	10,427	10,684
4/15	10,901	10,474	10,587
5/15	11,005	10,619	10,742
6/15	10,825	10,441	10,520
7/15	11,061	10,616	10,598
8/15	10,486	9,975	10,038
9/15	9,996	9,684	9,677
10/15	10,632	10,449	10,277
11/15	10,712	10,507	10,303
12/15	10,450	10,291	10,027
1/16	9,689	9,711	9,370
2/16	9,779	9,707	9,476
3/16	10,540	10,391	10,252
4/16	10,606	10,455	10,360
5/16	10,886	10,642	10,530
6/16	10,876	10,664	10,578
7/16	11,402	11,087	11,061
8/16	11,362	11,116	11,034
9/16	11,392	11,133	11,056
10/16	11,076	10,892	10,705
11/16	11,417	11,380	11,282
12/16	11,489	11,602	11,411
1/17	11,847	11,820	11,686
2/17	12,343	12,260	12,017
3/17	12,338	12,268	11,998
4/17	12,640	12,398	12,090
5/17	12,968	12,525	12,201
6/17	12,947	12,638	12,322
7/17	13,331	12,876	12,503
8/17	13,434	12,901	12,406
9/17	13,700	13,216	12,750
10/17	13,986	13,504	12,963
11/17	14,329	13,914	13,399
12/17	14,355	14,053	13,524
1/18	14,990	14,794	14,033
2/18	14,170	14,249	13,453
3/18	14,271	13,963	13,461
4/18	14,128	14,016	13,441
5/18	14,440	14,412	13,746
6/18	14,762	14,506	13,841
7/18	15,164	14,987	14,186
8/18	15,480	15,514	14,626
9/18	15,417	15,539	14,533
10/18	14,100	14,395	13,325
11/18	14,629	14,683	13,653
12/18	13,361	13,317	12,299
1/19	14,589	14,460	13,625
2/19	15,426	14,968	14,210
3/19	15,925	15,187	14,332
4/19	16,839	15,793	14,878
5/19	16,317	14,771	13,965
6/19	17,391	15,809	14,924
7/19	17,700	16,044	15,137
8/19	17,812	15,717	14,706
9/19	17,943	15,993	14,995
10/19	18,222	16,337	15,153
11/19	18,792	16,958	15,695
12/19	19,038	17,447	16,055
1/20	19,665	17,428	15,926
2/20	18,287	16,002	14,543
3/20	14,483	13,801	11,709
4/20	16,401	15,629	13,390
5/20	17,872	16,465	14,331
6/20	18,070	16,841	14,590
7/20	19,175	17,797	15,446
8/20	20,006	19,087	15,989
9/20	19,535	18,392	15,678
10/20	19,100	17,995	15,778
11/20	21,545	20,184	17,959
12/20	22,459	21,092	18,800
1/21	21,461	20,998	18,751
2/21	22,716	21,654	19,795
3/21	23,225	22,431	20,330
4/21	24,731	23,587	21,367
5/21	24,806	23,695	21,538
6/21	25,358	24,279	21,855
7/21	26,400	24,689	22,023
8/21	26,494	25,393	22,583
9/21	25,515	24,254	21,653
10/21	27,429	25,894	22,941
11/21	26,576	25,500	22,142
12/21	28,058	26,504	23,046
1/22	25,079	24,945	21,348
2/22	24,127	24,317	21,195
3/22	24,780	25,105	21,737
4/22	22,617	22,852	20,063
5/22	22,468	22,822	20,079
6/22	20,577	20,912	18,075
7/22	22,855	22,874	19,859
8/22	21,958	22,021	19,236
9/22	19,918	19,979	17,453
10/22	21,325	21,617	19,002
11/22	22,917	22,745	20,144
12/22	21,495	21,414	19,056
1/23	23,310	22,888	20,638
2/23	22,602	22,353	20,138
3/23	22,672	22,951	19,828
4/23	23,135	23,196	19,724
5/23	22,953	23,286	19,173
6/23	24,846	24,876	20,773
7/23	25,035	25,768	21,597
8/23	24,797	25,270	20,847
9/23	23,514	24,067	19,800
10/23	22,736	23,429	18,811
11/23	25,582	25,613	20,736
12/23	26,982	26,972	22,338
1/24	27,277	27,271	22,020
2/24	28,823	28,747	23,251
3/24	29,915	29,674	24,259
4/24	28,010	28,369	22,949
5/24	28,973	29,709	23,603
6/24	29,089	30,629	23,447
7/24	30,915	31,198	24,552
8/24	31,483	31,877	25,050
9/24	32,237	32,537	25,607
10/24	31,964	32,298	25,469

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	40.59%	11.90%	12.32%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$28,084,261
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 10.5%
  Total Advisory Fees Paid (amount in thousands)$136,570

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.68%
Consumer, Cyclical	24.92%
Industrial	18.98%
Technology	17.63%
Utilities	3.47%
Communications	2.46%
Consumer, Non-cyclical	2.13%
Basic Materials	0.75%
Money Market Funds	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARR4-0

R-5

PMBPX

MidCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$100	0.83%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $32,350	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,307	10,242	10,256
12/14	10,332	10,242	10,278
1/15	10,109	9,957	10,117
2/15	10,998	10,534	10,677
3/15	10,998	10,427	10,684
4/15	10,908	10,474	10,587
5/15	11,013	10,619	10,742
6/15	10,832	10,441	10,520
7/15	11,074	10,616	10,598
8/15	10,499	9,975	10,038
9/15	10,009	9,684	9,677
10/15	10,646	10,449	10,277
11/15	10,732	10,507	10,303
12/15	10,468	10,291	10,027
1/16	9,704	9,711	9,370
2/16	9,795	9,707	9,476
3/16	10,559	10,391	10,252
4/16	10,630	10,455	10,360
5/16	10,908	10,642	10,530
6/16	10,898	10,664	10,578
7/16	11,428	11,087	11,061
8/16	11,388	11,116	11,034
9/16	11,418	11,133	11,056
10/16	11,105	10,892	10,705
11/16	11,449	11,380	11,282
12/16	11,516	11,602	11,411
1/17	11,884	11,820	11,686
2/17	12,375	12,260	12,017
3/17	12,380	12,268	11,998
4/17	12,675	12,398	12,090
5/17	13,012	12,525	12,201
6/17	12,991	12,638	12,322
7/17	13,379	12,876	12,503
8/17	13,482	12,901	12,406
9/17	13,746	13,216	12,750
10/17	14,036	13,504	12,963
11/17	14,388	13,914	13,399
12/17	14,414	14,053	13,524
1/18	15,051	14,794	14,033
2/18	14,233	14,249	13,453
3/18	14,329	13,963	13,461
4/18	14,190	14,016	13,441
5/18	14,505	14,412	13,746
6/18	14,831	14,506	13,841
7/18	15,238	14,987	14,186
8/18	15,552	15,514	14,626
9/18	15,493	15,539	14,533
10/18	14,172	14,395	13,325
11/18	14,702	14,683	13,653
12/18	13,430	13,317	12,299
1/19	14,668	14,460	13,625
2/19	15,508	14,968	14,210
3/19	16,013	15,187	14,332
4/19	16,932	15,793	14,878
5/19	16,409	14,771	13,965
6/19	17,491	15,809	14,924
7/19	17,803	16,044	15,137
8/19	17,917	15,717	14,706
9/19	18,055	15,993	14,995
10/19	18,337	16,337	15,153
11/19	18,908	16,958	15,695
12/19	19,161	17,447	16,055
1/20	19,790	17,428	15,926
2/20	18,405	16,002	14,543
3/20	14,580	13,801	11,709
4/20	16,505	15,629	13,390
5/20	17,990	16,465	14,331
6/20	18,198	16,841	14,590
7/20	19,312	17,797	15,446
8/20	20,148	19,087	15,989
9/20	19,677	18,392	15,678
10/20	19,242	17,995	15,778
11/20	21,703	20,184	17,959
12/20	22,623	21,092	18,800
1/21	21,624	20,998	18,751
2/21	22,890	21,654	19,795
3/21	23,406	22,431	20,330
4/21	24,920	23,587	21,367
5/21	25,010	23,695	21,538
6/21	25,563	24,279	21,855
7/21	26,620	24,689	22,023
8/21	26,715	25,393	22,583
9/21	25,735	24,254	21,653
10/21	27,663	25,894	22,941
11/21	26,804	25,500	22,142
12/21	28,300	26,504	23,046
1/22	25,299	24,945	21,348
2/22	24,347	24,317	21,195
3/22	25,003	25,105	21,737
4/22	22,822	22,852	20,063
5/22	22,671	22,822	20,079
6/22	20,767	20,912	18,075
7/22	23,071	22,874	19,859
8/22	22,167	22,021	19,236
9/22	20,111	19,979	17,453
10/22	21,532	21,617	19,002
11/22	23,140	22,745	20,144
12/22	21,711	21,414	19,056
1/23	23,539	22,888	20,638
2/23	22,828	22,353	20,138
3/23	22,906	22,951	19,828
4/23	23,376	23,196	19,724
5/23	23,191	23,286	19,173
6/23	25,104	24,876	20,773
7/23	25,297	25,768	21,597
8/23	25,062	25,270	20,847
9/23	23,767	24,067	19,800
10/23	22,985	23,429	18,811
11/23	25,859	25,613	20,736
12/23	27,279	26,972	22,338
1/24	27,578	27,271	22,020
2/24	29,147	28,747	23,251
3/24	30,256	29,674	24,259
4/24	28,337	28,369	22,949
5/24	29,307	29,709	23,603
6/24	29,431	30,629	23,447
7/24	31,285	31,198	24,552
8/24	31,861	31,877	25,050
9/24	32,627	32,537	25,607
10/24	32,350	32,298	25,469

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	40.75%	12.02%	12.46%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$28,084,261
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 10.5%
  Total Advisory Fees Paid (amount in thousands)$136,570

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.68%
Consumer, Cyclical	24.92%
Industrial	18.98%
Technology	17.63%
Utilities	3.47%
Communications	2.46%
Consumer, Non-cyclical	2.13%
Basic Materials	0.75%
Money Market Funds	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARR5-0

R-6

PMAQX

MidCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$71	0.59%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $32,780	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,309	10,242	10,256
12/14	10,333	10,242	10,278
1/15	10,101	9,957	10,117
2/15	10,988	10,534	10,677
3/15	10,988	10,427	10,684
4/15	10,896	10,474	10,587
5/15	10,997	10,619	10,742
6/15	10,813	10,441	10,520
7/15	11,051	10,616	10,598
8/15	10,474	9,975	10,038
9/15	9,980	9,684	9,677
10/15	10,615	10,449	10,277
11/15	10,697	10,507	10,303
12/15	10,432	10,291	10,027
1/16	9,669	9,711	9,370
2/16	9,757	9,707	9,476
3/16	10,515	10,391	10,252
4/16	10,582	10,455	10,360
5/16	10,855	10,642	10,530
6/16	10,845	10,664	10,578
7/16	11,366	11,087	11,061
8/16	11,325	11,116	11,034
9/16	11,356	11,133	11,056
10/16	11,041	10,892	10,705
11/16	11,378	11,380	11,282
12/16	11,451	11,602	11,411
1/17	11,813	11,820	11,686
2/17	12,308	12,260	12,017
3/17	12,313	12,268	11,998
4/17	12,608	12,398	12,090
5/17	12,945	12,525	12,201
6/17	12,924	12,638	12,322
7/17	13,312	12,876	12,503
8/17	13,419	12,901	12,406
9/17	13,684	13,216	12,750
10/17	13,974	13,504	12,963
11/17	14,326	13,914	13,399
12/17	14,361	14,053	13,524
1/18	14,993	14,794	14,033
2/18	14,181	14,249	13,453
3/18	14,287	13,963	13,461
4/18	14,144	14,016	13,441
5/18	14,466	14,412	13,746
6/18	14,793	14,506	13,841
7/18	15,198	14,987	14,186
8/18	15,519	15,514	14,626
9/18	15,466	15,539	14,533
10/18	14,148	14,395	13,325
11/18	14,681	14,683	13,653
12/18	13,409	13,317	12,299
1/19	14,648	14,460	13,625
2/19	15,495	14,968	14,210
3/19	16,005	15,187	14,332
4/19	16,923	15,793	14,878
5/19	16,402	14,771	13,965
6/19	17,486	15,809	14,924
7/19	17,806	16,044	15,137
8/19	17,924	15,717	14,706
9/19	18,067	15,993	14,995
10/19	18,351	16,337	15,153
11/19	18,926	16,958	15,695
12/19	19,187	17,447	16,055
1/20	19,821	17,428	15,926
2/20	18,440	16,002	14,543
3/20	14,611	13,801	11,709
4/20	16,544	15,629	13,390
5/20	18,036	16,465	14,331
6/20	18,248	16,841	14,590
7/20	19,367	17,797	15,446
8/20	20,206	19,087	15,989
9/20	19,740	18,392	15,678
10/20	19,305	17,995	15,778
11/20	21,779	20,184	17,959
12/20	22,714	21,092	18,800
1/21	21,708	20,998	18,751
2/21	22,984	21,654	19,795
3/21	23,506	22,431	20,330
4/21	25,040	23,587	21,367
5/21	25,128	23,695	21,538
6/21	25,693	24,279	21,855
7/21	26,756	24,689	22,023
8/21	26,863	25,393	22,583
9/21	25,876	24,254	21,653
10/21	27,825	25,894	22,941
11/21	26,970	25,500	22,142
12/21	28,480	26,504	23,046
1/22	25,465	24,945	21,348
2/22	24,512	24,317	21,195
3/22	25,179	25,105	21,737
4/22	22,988	22,852	20,063
5/22	22,838	22,822	20,079
6/22	20,926	20,912	18,075
7/22	23,247	22,874	19,859
8/22	22,342	22,021	19,236
9/22	20,273	19,979	17,453
10/22	21,709	21,617	19,002
11/22	23,342	22,745	20,144
12/22	21,899	21,414	19,056
1/23	23,757	22,888	20,638
2/23	23,041	22,353	20,138
3/23	23,126	22,951	19,828
4/23	23,602	23,196	19,724
5/23	23,420	23,286	19,173
6/23	25,355	24,876	20,773
7/23	25,559	25,768	21,597
8/23	25,320	25,270	20,847
9/23	24,023	24,067	19,800
10/23	23,231	23,429	18,811
11/23	26,148	25,613	20,736
12/23	27,586	26,972	22,338
1/24	27,895	27,271	22,020
2/24	29,492	28,747	23,251
3/24	30,622	29,674	24,259
4/24	28,679	28,369	22,949
5/24	29,672	29,709	23,603
6/24	29,802	30,629	23,447
7/24	31,679	31,198	24,552
8/24	32,269	31,877	25,050
9/24	33,054	32,537	25,607
10/24	32,780	32,298	25,469

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	41.11%	12.30%	12.61%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$28,084,261
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 10.5%
  Total Advisory Fees Paid (amount in thousands)$136,570

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.68%
Consumer, Cyclical	24.92%
Industrial	18.98%
Technology	17.63%
Utilities	3.47%
Communications	2.46%
Consumer, Non-cyclical	2.13%
Basic Materials	0.75%
Money Market Funds	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARR6-0

Class J

PMGJX

MidCap Growth Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$102	0.88%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $26,532	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,388	10,242	10,329
12/14	10,315	10,242	10,299
1/15	10,371	9,957	10,126
2/15	11,076	10,534	10,823
3/15	11,243	10,427	10,853
4/15	10,834	10,474	10,777
5/15	11,298	10,619	10,905
6/15	11,335	10,441	10,729
7/15	11,595	10,616	10,903
8/15	10,909	9,975	10,269
9/15	10,408	9,684	9,872
10/15	10,834	10,449	10,494
11/15	10,760	10,507	10,516
12/15	10,506	10,291	10,279
1/16	9,513	9,711	9,501
2/16	9,493	9,707	9,650
3/16	10,086	10,391	10,338
4/16	10,143	10,455	10,332
5/16	10,449	10,642	10,501
6/16	10,544	10,664	10,500
7/16	11,022	11,087	11,020
8/16	11,003	11,116	10,988
9/16	11,003	11,133	10,982
10/16	10,506	10,892	10,536
11/16	10,945	11,380	10,994
12/16	10,809	11,602	11,032
1/17	11,307	11,820	11,400
2/17	11,575	12,260	11,728
3/17	11,823	12,268	11,793
4/17	12,053	12,398	11,968
5/17	12,397	12,525	12,253
6/17	12,302	12,638	12,290
7/17	12,531	12,876	12,495
8/17	12,684	12,901	12,583
9/17	13,067	13,216	12,939
10/17	13,641	13,504	13,301
11/17	14,004	13,914	13,746
12/17	13,926	14,053	13,820
1/18	14,726	14,794	14,602
2/18	14,246	14,249	14,143
3/18	14,246	13,963	14,120
4/18	14,066	14,016	13,987
5/18	14,746	14,412	14,510
6/18	14,865	14,506	14,566
7/18	15,265	14,987	14,879
8/18	16,324	15,514	15,736
9/18	16,344	15,539	15,669
10/18	14,086	14,395	14,118
11/18	14,106	14,683	14,477
12/18	12,645	13,317	13,163
1/19	14,296	14,460	14,676
2/19	15,364	14,968	15,536
3/19	15,412	15,187	15,746
4/19	15,970	15,793	16,454
5/19	15,145	14,771	15,507
6/19	16,213	15,809	16,596
7/19	16,674	16,044	16,984
8/19	16,286	15,717	16,675
9/19	15,606	15,993	16,485
10/19	15,533	16,337	16,790
11/19	16,407	16,958	17,626
12/19	16,577	17,447	17,832
1/20	16,935	17,428	17,999
2/20	15,885	16,002	16,758
3/20	13,477	13,801	14,259
4/20	15,654	15,629	16,491
5/20	17,678	16,465	18,148
6/20	18,575	16,841	18,573
7/20	19,882	17,797	20,057
8/20	20,907	19,087	20,603
9/20	20,778	18,392	20,314
10/20	21,521	17,995	20,339
11/20	24,955	20,184	23,071
12/20	26,670	21,092	24,178
1/21	27,339	20,998	24,097
2/21	28,621	21,654	24,509
3/21	27,631	22,431	24,041
4/21	28,999	23,587	25,392
5/21	28,242	23,695	25,004
6/21	28,883	24,279	26,703
7/21	29,348	24,689	26,978
8/21	30,251	25,393	27,849
9/21	29,028	24,254	26,500
10/21	31,299	25,894	28,358
11/21	30,746	25,500	27,160
12/21	30,577	26,504	27,255
1/22	26,384	24,945	23,738
2/22	26,087	24,317	23,450
3/22	26,755	25,105	23,826
4/22	23,600	22,852	21,144
5/22	22,339	22,822	20,325
6/22	20,780	20,912	18,806
7/22	23,044	22,874	21,107
8/22	22,487	22,021	20,416
9/22	20,409	19,979	18,683
10/22	21,411	21,617	20,151
11/22	22,190	22,745	21,248
12/22	20,669	21,414	19,972
1/23	22,153	22,888	21,715
2/23	21,893	22,353	21,501
3/23	22,190	22,951	21,797
4/23	21,782	23,196	21,481
5/23	21,931	23,286	21,495
6/23	23,860	24,876	23,156
7/23	24,083	25,768	23,857
8/23	23,192	25,270	23,070
9/23	21,634	24,067	21,946
10/23	20,261	23,429	20,826
11/23	22,636	25,613	23,367
12/23	23,489	26,972	25,139
1/24	23,600	27,271	25,003
2/24	25,307	28,747	26,883
3/24	25,716	29,674	27,526
4/24	23,934	28,369	25,927
5/24	24,380	29,709	26,204
6/24	24,677	30,629	26,641
7/24	24,157	31,198	26,803
8/24	24,899	31,877	27,469
9/24	26,087	32,537	28,384
10/24	26,532	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	30.95%	11.30%	10.25%
Class J Shares Including Sales Charge	29.95%	11.30%	10.25%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$212,238
  Total Number of Portfolio Holdings59
  Portfolio Turnover Rate 149.5%
  Total Advisory Fees Paid (amount in thousands)$1,399

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	21.58%
Financial	20.54%
Industrial	15.71%
Consumer, Cyclical	13.72%
Consumer, Non-cyclical	12.25%
Communications	9.01%
Money Market Funds	3.82%
Basic Materials	2.54%
Energy	1.86%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV879ARJ-0

Institutional

PGWIX

MidCap Growth Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.75%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $27,094	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,389	10,242	10,329
12/14	10,329	10,242	10,299
1/15	10,374	9,957	10,126
2/15	11,080	10,534	10,823
3/15	11,260	10,427	10,853
4/15	10,854	10,474	10,777
5/15	11,320	10,619	10,905
6/15	11,350	10,441	10,729
7/15	11,620	10,616	10,903
8/15	10,929	9,975	10,269
9/15	10,449	9,684	9,872
10/15	10,884	10,449	10,494
11/15	10,809	10,507	10,516
12/15	10,558	10,291	10,279
1/16	9,559	9,711	9,501
2/16	9,544	9,707	9,650
3/16	10,143	10,391	10,338
4/16	10,205	10,455	10,332
5/16	10,512	10,642	10,501
6/16	10,620	10,664	10,500
7/16	11,096	11,087	11,020
8/16	11,066	11,116	10,988
9/16	11,081	11,133	10,982
10/16	10,574	10,892	10,536
11/16	11,019	11,380	10,994
12/16	10,888	11,602	11,032
1/17	11,397	11,820	11,400
2/17	11,659	12,260	11,728
3/17	11,906	12,268	11,793
4/17	12,137	12,398	11,968
5/17	12,507	12,525	12,253
6/17	12,399	12,638	12,290
7/17	12,630	12,876	12,495
8/17	12,800	12,901	12,583
9/17	13,170	13,216	12,939
10/17	13,756	13,504	13,301
11/17	14,126	13,914	13,746
12/17	14,048	14,053	13,820
1/18	14,878	14,794	14,602
2/18	14,383	14,249	14,143
3/18	14,383	13,963	14,120
4/18	14,192	14,016	13,987
5/18	14,894	14,412	14,510
6/18	15,022	14,506	14,566
7/18	15,421	14,987	14,879
8/18	16,491	15,514	15,736
9/18	16,522	15,539	15,669
10/18	14,240	14,395	14,118
11/18	14,256	14,683	14,477
12/18	12,785	13,317	13,163
1/19	14,455	14,460	14,676
2/19	15,550	14,968	15,536
3/19	15,587	15,187	15,746
4/19	16,144	15,793	16,454
5/19	15,346	14,771	15,507
6/19	16,404	15,809	16,596
7/19	16,886	16,044	16,984
8/19	16,478	15,717	16,675
9/19	15,810	15,993	16,485
10/19	15,736	16,337	16,790
11/19	16,626	16,958	17,626
12/19	16,812	17,447	17,832
1/20	17,179	17,428	17,999
2/20	16,097	16,002	16,758
3/20	13,662	13,801	14,259
4/20	15,884	15,629	16,491
5/20	17,914	16,465	18,148
6/20	18,860	16,841	18,573
7/20	20,174	17,797	20,057
8/20	21,218	19,087	20,603
9/20	21,083	18,392	20,314
10/20	21,836	17,995	20,339
11/20	25,353	20,184	23,071
12/20	27,093	21,092	24,178
1/21	27,771	20,998	24,097
2/21	29,087	21,654	24,509
3/21	28,068	22,431	24,041
4/21	29,447	23,587	25,392
5/21	28,705	23,695	25,004
6/21	29,363	24,279	26,703
7/21	29,808	24,689	26,978
8/21	30,742	25,393	27,849
9/21	29,532	24,254	26,500
10/21	31,824	25,894	28,358
11/21	31,272	25,500	27,160
12/21	31,082	26,504	27,255
1/22	26,818	24,945	23,738
2/22	26,542	24,317	23,450
3/22	27,194	25,105	23,826
4/22	23,983	22,852	21,144
5/22	22,703	22,822	20,325
6/22	21,148	20,912	18,806
7/22	23,456	22,874	21,107
8/22	22,879	22,021	20,416
9/22	20,772	19,979	18,683
10/22	21,800	21,617	20,151
11/22	22,603	22,745	21,248
12/22	21,048	21,414	19,972
1/23	22,578	22,888	21,715
2/23	22,302	22,353	21,501
3/23	22,603	22,951	21,797
4/23	22,202	23,196	21,481
5/23	22,352	23,286	21,495
6/23	24,334	24,876	23,156
7/23	24,560	25,768	23,857
8/23	23,632	25,270	23,070
9/23	22,076	24,067	21,946
10/23	20,646	23,429	20,826
11/23	23,105	25,613	23,367
12/23	23,958	26,972	25,139
1/24	24,083	27,271	25,003
2/24	25,814	28,747	26,883
3/24	26,241	29,674	27,526
4/24	24,434	28,369	25,927
5/24	24,911	29,709	26,204
6/24	25,212	30,629	26,641
7/24	24,660	31,198	26,803
8/24	25,438	31,877	27,469
9/24	26,642	32,537	28,384
10/24	27,094	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	31.23%	11.48%	10.48%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$212,238
  Total Number of Portfolio Holdings59
  Portfolio Turnover Rate 149.5%
  Total Advisory Fees Paid (amount in thousands)$1,399

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	21.58%
Financial	20.54%
Industrial	15.71%
Consumer, Cyclical	13.72%
Consumer, Non-cyclical	12.25%
Communications	9.01%
Money Market Funds	3.82%
Basic Materials	2.54%
Energy	1.86%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV879ARI-0

R-1

PMSGX

MidCap Growth Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$178	1.55%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $25,021	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,387	10,242	10,329
12/14	10,318	10,242	10,299
1/15	10,371	9,957	10,126
2/15	11,059	10,534	10,823
3/15	11,218	10,427	10,853
4/15	10,812	10,474	10,777
5/15	11,271	10,619	10,905
6/15	11,289	10,441	10,729
7/15	11,553	10,616	10,903
8/15	10,865	9,975	10,269
9/15	10,371	9,684	9,872
10/15	10,795	10,449	10,494
11/15	10,707	10,507	10,516
12/15	10,465	10,291	10,279
1/16	9,467	9,711	9,501
2/16	9,449	9,707	9,650
3/16	10,029	10,391	10,338
4/16	10,084	10,455	10,332
5/16	10,392	10,642	10,501
6/16	10,483	10,664	10,500
7/16	10,954	11,087	11,020
8/16	10,918	11,116	10,988
9/16	10,918	11,133	10,982
10/16	10,410	10,892	10,536
11/16	10,846	11,380	10,994
12/16	10,700	11,602	11,032
1/17	11,190	11,820	11,400
2/17	11,444	12,260	11,728
3/17	11,680	12,268	11,793
4/17	11,916	12,398	11,968
5/17	12,260	12,525	12,253
6/17	12,133	12,638	12,290
7/17	12,369	12,876	12,495
8/17	12,514	12,901	12,583
9/17	12,877	13,216	12,939
10/17	13,439	13,504	13,301
11/17	13,784	13,914	13,746
12/17	13,710	14,053	13,820
1/18	14,504	14,794	14,602
2/18	14,012	14,249	14,143
3/18	13,993	13,963	14,120
4/18	13,804	14,016	13,987
5/18	14,485	14,412	14,510
6/18	14,599	14,506	14,566
7/18	14,977	14,987	14,879
8/18	15,998	15,514	15,736
9/18	16,017	15,539	15,669
10/18	13,785	14,395	14,118
11/18	13,804	14,683	14,477
12/18	12,387	13,317	13,163
1/19	13,983	14,460	14,676
2/19	15,010	14,968	15,536
3/19	15,056	15,187	15,746
4/19	15,580	15,793	16,454
5/19	14,782	14,771	15,507
6/19	15,808	15,809	16,596
7/19	16,265	16,044	16,984
8/19	15,877	15,717	16,675
9/19	15,193	15,993	16,485
10/19	15,124	16,337	16,790
11/19	15,968	16,958	17,626
12/19	16,127	17,447	17,832
1/20	16,464	17,428	17,999
2/20	15,430	16,002	16,758
3/20	13,075	13,801	14,259
4/20	15,214	15,629	16,491
5/20	17,137	16,465	18,148
6/20	18,026	16,841	18,573
7/20	19,252	17,797	20,057
8/20	20,237	19,087	20,603
9/20	20,117	18,392	20,314
10/20	20,814	17,995	20,339
11/20	24,131	20,184	23,071
12/20	25,791	21,092	24,178
1/21	26,417	20,998	24,097
2/21	27,641	21,654	24,509
3/21	26,662	22,431	24,041
4/21	27,968	23,587	25,392
5/21	27,233	23,695	25,004
6/21	27,832	24,279	26,703
7/21	28,240	24,689	26,978
8/21	29,111	25,393	27,849
9/21	27,941	24,254	26,500
10/21	30,090	25,894	28,358
11/21	29,546	25,500	27,160
12/21	29,358	26,504	27,255
1/22	25,296	24,945	23,738
2/22	25,021	24,317	23,450
3/22	25,641	25,105	23,826
4/22	22,612	22,852	21,144
5/22	21,373	22,822	20,325
6/22	19,893	20,912	18,806
7/22	22,061	22,874	21,107
8/22	21,476	22,021	20,416
9/22	19,514	19,979	18,683
10/22	20,444	21,617	20,151
11/22	21,201	22,745	21,248
12/22	19,721	21,414	19,972
1/23	21,132	22,888	21,715
2/23	20,857	22,353	21,501
3/23	21,132	22,951	21,797
4/23	20,753	23,196	21,481
5/23	20,857	23,286	21,495
6/23	22,715	24,876	23,156
7/23	22,887	25,768	23,857
8/23	22,027	25,270	23,070
9/23	20,547	24,067	21,946
10/23	19,239	23,429	20,826
11/23	21,476	25,613	23,367
12/23	22,268	26,972	25,139
1/24	22,371	27,271	25,003
2/24	23,954	28,747	26,883
3/24	24,367	29,674	27,526
4/24	22,646	28,369	25,927
5/24	23,059	29,709	26,204
6/24	23,335	30,629	26,641
7/24	22,818	31,198	26,803
8/24	23,507	31,877	27,469
9/24	24,608	32,537	28,384
10/24	25,021	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	30.05%	10.59%	9.61%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$212,238
  Total Number of Portfolio Holdings59
  Portfolio Turnover Rate 149.5%
  Total Advisory Fees Paid (amount in thousands)$1,399

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	21.58%
Financial	20.54%
Industrial	15.71%
Consumer, Cyclical	13.72%
Consumer, Non-cyclical	12.25%
Communications	9.01%
Money Market Funds	3.82%
Basic Materials	2.54%
Energy	1.86%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV879ARR1-0

R-3

PFPPX

MidCap Growth Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$143	1.24%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $25,783	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,377	10,242	10,329
12/14	10,314	10,242	10,299
1/15	10,361	9,957	10,126
2/15	11,051	10,534	10,823
3/15	11,239	10,427	10,853
4/15	10,831	10,474	10,777
5/15	11,286	10,619	10,905
6/15	11,317	10,441	10,729
7/15	11,584	10,616	10,903
8/15	10,878	9,975	10,269
9/15	10,392	9,684	9,872
10/15	10,831	10,449	10,494
11/15	10,737	10,507	10,516
12/15	10,491	10,291	10,279
1/16	9,495	9,711	9,501
2/16	9,479	9,707	9,650
3/16	10,057	10,391	10,338
4/16	10,137	10,455	10,332
5/16	10,427	10,642	10,501
6/16	10,523	10,664	10,500
7/16	11,005	11,087	11,020
8/16	10,973	11,116	10,988
9/16	10,973	11,133	10,982
10/16	10,459	10,892	10,536
11/16	10,909	11,380	10,994
12/16	10,764	11,602	11,032
1/17	11,262	11,820	11,400
2/17	11,519	12,260	11,728
3/17	11,760	12,268	11,793
4/17	11,985	12,398	11,968
5/17	12,338	12,525	12,253
6/17	12,226	12,638	12,290
7/17	12,451	12,876	12,495
8/17	12,612	12,901	12,583
9/17	12,981	13,216	12,939
10/17	13,559	13,504	13,301
11/17	13,913	13,914	13,746
12/17	13,831	14,053	13,820
1/18	14,631	14,794	14,602
2/18	14,148	14,249	14,143
3/18	14,131	13,963	14,120
4/18	13,948	14,016	13,987
5/18	14,631	14,412	14,510
6/18	14,748	14,506	14,566
7/18	15,131	14,987	14,879
8/18	16,181	15,514	15,736
9/18	16,198	15,539	15,669
10/18	13,948	14,395	14,118
11/18	13,965	14,683	14,477
12/18	12,531	13,317	13,163
1/19	14,156	14,460	14,676
2/19	15,214	14,968	15,536
3/19	15,253	15,187	15,746
4/19	15,782	15,793	16,454
5/19	14,998	14,771	15,507
6/19	16,017	15,809	16,596
7/19	16,486	16,044	16,984
8/19	16,095	15,717	16,675
9/19	15,410	15,993	16,485
10/19	15,351	16,337	16,790
11/19	16,212	16,958	17,626
12/19	16,388	17,447	17,832
1/20	16,736	17,428	17,999
2/20	15,672	16,002	16,758
3/20	13,299	13,801	14,259
4/20	15,447	15,629	16,491
5/20	17,432	16,465	18,148
6/20	18,332	16,841	18,573
7/20	19,600	17,797	20,057
8/20	20,603	19,087	20,603
9/20	20,460	18,392	20,314
10/20	21,196	17,995	20,339
11/20	24,572	20,184	23,071
12/20	26,271	21,092	24,178
1/21	26,906	20,998	24,097
2/21	28,176	21,654	24,509
3/21	27,178	22,431	24,041
4/21	28,516	23,587	25,392
5/21	27,768	23,695	25,004
6/21	28,402	24,279	26,703
7/21	28,810	24,689	26,978
8/21	29,694	25,393	27,849
9/21	28,516	24,254	26,500
10/21	30,737	25,894	28,358
11/21	30,170	25,500	27,160
12/21	29,966	26,504	27,255
1/22	25,865	24,945	23,738
2/22	25,592	24,317	23,450
3/22	26,193	25,105	23,826
4/22	23,103	22,852	21,144
5/22	21,873	22,822	20,325
6/22	20,369	20,912	18,806
7/22	22,557	22,874	21,107
8/22	21,982	22,021	20,416
9/22	19,987	19,979	18,683
10/22	20,943	21,617	20,151
11/22	21,709	22,745	21,248
12/22	20,205	21,414	19,972
1/23	21,654	22,888	21,715
2/23	21,381	22,353	21,501
3/23	21,682	22,951	21,797
4/23	21,272	23,196	21,481
5/23	21,408	23,286	21,495
6/23	23,295	24,876	23,156
7/23	23,514	25,768	23,857
8/23	22,611	25,270	23,070
9/23	21,108	24,067	21,946
10/23	19,740	23,429	20,826
11/23	22,092	25,613	23,367
12/23	22,885	26,972	25,139
1/24	22,994	27,271	25,003
2/24	24,635	28,747	26,883
3/24	25,045	29,674	27,526
4/24	23,295	28,369	25,927
5/24	23,732	29,709	26,204
6/24	24,033	30,629	26,641
7/24	23,486	31,198	26,803
8/24	24,224	31,877	27,469
9/24	25,373	32,537	28,384
10/24	25,783	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	30.61%	10.93%	9.93%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$212,238
  Total Number of Portfolio Holdings59
  Portfolio Turnover Rate 149.5%
  Total Advisory Fees Paid (amount in thousands)$1,399

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	21.58%
Financial	20.54%
Industrial	15.71%
Consumer, Cyclical	13.72%
Consumer, Non-cyclical	12.25%
Communications	9.01%
Money Market Funds	3.82%
Basic Materials	2.54%
Energy	1.86%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV879ARR3-0

R-4

PIPPX

MidCap Growth Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$121	1.05%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $26,298	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,388	10,242	10,329
12/14	10,314	10,242	10,299
1/15	10,373	9,957	10,126
2/15	11,063	10,534	10,823
3/15	11,243	10,427	10,853
4/15	10,838	10,474	10,777
5/15	11,303	10,619	10,905
6/15	11,333	10,441	10,729
7/15	11,603	10,616	10,903
8/15	10,898	9,975	10,269
9/15	10,418	9,684	9,872
10/15	10,853	10,449	10,494
11/15	10,763	10,507	10,516
12/15	10,528	10,291	10,279
1/16	9,515	9,711	9,501
2/16	9,515	9,707	9,650
3/16	10,098	10,391	10,338
4/16	10,160	10,455	10,332
5/16	10,467	10,642	10,501
6/16	10,559	10,664	10,500
7/16	11,050	11,087	11,020
8/16	11,019	11,116	10,988
9/16	11,019	11,133	10,982
10/16	10,513	10,892	10,536
11/16	10,958	11,380	10,994
12/16	10,826	11,602	11,032
1/17	11,318	11,820	11,400
2/17	11,579	12,260	11,728
3/17	11,824	12,268	11,793
4/17	12,055	12,398	11,968
5/17	12,408	12,525	12,253
6/17	12,300	12,638	12,290
7/17	12,531	12,876	12,495
8/17	12,700	12,901	12,583
9/17	13,068	13,216	12,939
10/17	13,636	13,504	13,301
11/17	14,005	13,914	13,746
12/17	13,927	14,053	13,820
1/18	14,722	14,794	14,602
2/18	14,245	14,249	14,143
3/18	14,229	13,963	14,120
4/18	14,054	14,016	13,987
5/18	14,738	14,412	14,510
6/18	14,865	14,506	14,566
7/18	15,247	14,987	14,879
8/18	16,296	15,514	15,736
9/18	16,328	15,539	15,669
10/18	14,070	14,395	14,118
11/18	14,086	14,683	14,477
12/18	12,638	13,317	13,163
1/19	14,266	14,460	14,676
2/19	15,339	14,968	15,536
3/19	15,395	15,187	15,746
4/19	15,931	15,793	16,454
5/19	15,136	14,771	15,507
6/19	16,172	15,809	16,596
7/19	16,653	16,044	16,984
8/19	16,246	15,717	16,675
9/19	15,580	15,993	16,485
10/19	15,506	16,337	16,790
11/19	16,375	16,958	17,626
12/19	16,561	17,447	17,832
1/20	16,908	17,428	17,999
2/20	15,847	16,002	16,758
3/20	13,437	13,801	14,259
4/20	15,616	15,629	16,491
5/20	17,621	16,465	18,148
6/20	18,546	16,841	18,573
7/20	19,819	17,797	20,057
8/20	20,840	19,087	20,603
9/20	20,705	18,392	20,314
10/20	21,438	17,995	20,339
11/20	24,870	20,184	23,071
12/20	26,585	21,092	24,178
1/21	27,243	20,998	24,097
2/21	28,515	21,654	24,509
3/21	27,518	22,431	24,041
4/21	28,875	23,587	25,392
5/21	28,133	23,695	25,004
6/21	28,769	24,279	26,703
7/21	29,214	24,689	26,978
8/21	30,105	25,393	27,849
9/21	28,896	24,254	26,500
10/21	31,143	25,894	28,358
11/21	30,592	25,500	27,160
12/21	30,400	26,504	27,255
1/22	26,223	24,945	23,738
2/22	25,971	24,317	23,450
3/22	26,600	25,105	23,826
4/22	23,455	22,852	21,144
5/22	22,196	22,822	20,325
6/22	20,661	20,912	18,806
7/22	22,901	22,874	21,107
8/22	22,347	22,021	20,416
9/22	20,284	19,979	18,683
10/22	21,265	21,617	20,151
11/22	22,045	22,745	21,248
12/22	20,535	21,414	19,972
1/23	22,020	22,888	21,715
2/23	21,743	22,353	21,501
3/23	22,045	22,951	21,797
4/23	21,643	23,196	21,481
5/23	21,794	23,286	21,495
6/23	23,706	24,876	23,156
7/23	23,908	25,768	23,857
8/23	23,002	25,270	23,070
9/23	21,492	24,067	21,946
10/23	20,108	23,429	20,826
11/23	22,473	25,613	23,367
12/23	23,304	26,972	25,139
1/24	23,429	27,271	25,003
2/24	25,090	28,747	26,883
3/24	25,518	29,674	27,526
4/24	23,731	28,369	25,927
5/24	24,184	29,709	26,204
6/24	24,486	30,629	26,641
7/24	23,933	31,198	26,803
8/24	24,688	31,877	27,469
9/24	25,871	32,537	28,384
10/24	26,298	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	30.79%	11.14%	10.15%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$212,238
  Total Number of Portfolio Holdings59
  Portfolio Turnover Rate 149.5%
  Total Advisory Fees Paid (amount in thousands)$1,399

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	21.58%
Financial	20.54%
Industrial	15.71%
Consumer, Cyclical	13.72%
Consumer, Non-cyclical	12.25%
Communications	9.01%
Money Market Funds	3.82%
Basic Materials	2.54%
Energy	1.86%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV879ARR4-0

R-5

PHPPX

MidCap Growth Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$107	0.93%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $26,604	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,378	10,242	10,329
12/14	10,319	10,242	10,299
1/15	10,377	9,957	10,126
2/15	11,073	10,534	10,823
3/15	11,248	10,427	10,853
4/15	10,841	10,474	10,777
5/15	11,306	10,619	10,905
6/15	11,335	10,441	10,729
7/15	11,610	10,616	10,903
8/15	10,914	9,975	10,269
9/15	10,435	9,684	9,872
10/15	10,856	10,449	10,494
11/15	10,783	10,507	10,516
12/15	10,526	10,291	10,279
1/16	9,531	9,711	9,501
2/16	9,531	9,707	9,650
3/16	10,110	10,391	10,338
4/16	10,185	10,455	10,332
5/16	10,482	10,642	10,501
6/16	10,585	10,664	10,500
7/16	11,061	11,087	11,020
8/16	11,031	11,116	10,988
9/16	11,031	11,133	10,982
10/16	10,526	10,892	10,536
11/16	10,971	11,380	10,994
12/16	10,838	11,602	11,032
1/17	11,344	11,820	11,400
2/17	11,596	12,260	11,728
3/17	11,849	12,268	11,793
4/17	12,087	12,398	11,968
5/17	12,444	12,525	12,253
6/17	12,325	12,638	12,290
7/17	12,563	12,876	12,495
8/17	12,726	12,901	12,583
9/17	13,098	13,216	12,939
10/17	13,678	13,504	13,301
11/17	14,049	13,914	13,746
12/17	13,974	14,053	13,820
1/18	14,773	14,794	14,602
2/18	14,297	14,249	14,143
3/18	14,281	13,963	14,120
4/18	14,097	14,016	13,987
5/18	14,804	14,412	14,510
6/18	14,927	14,506	14,566
7/18	15,311	14,987	14,879
8/18	16,372	15,514	15,736
9/18	16,388	15,539	15,669
10/18	14,128	14,395	14,118
11/18	14,143	14,683	14,477
12/18	12,698	13,317	13,163
1/19	14,334	14,460	14,676
2/19	15,419	14,968	15,536
3/19	15,472	15,187	15,746
4/19	16,006	15,793	16,454
5/19	15,206	14,771	15,507
6/19	16,255	15,809	16,596
7/19	16,735	16,044	16,984
8/19	16,344	15,717	16,675
9/19	15,650	15,993	16,485
10/19	15,597	16,337	16,790
11/19	16,468	16,958	17,626
12/19	16,646	17,447	17,832
1/20	16,997	17,428	17,999
2/20	15,943	16,002	16,758
3/20	13,520	13,801	14,259
4/20	15,721	15,629	16,491
5/20	17,737	16,465	18,148
6/20	18,662	16,841	18,573
7/20	19,956	17,797	20,057
8/20	20,973	19,087	20,603
9/20	20,844	18,392	20,314
10/20	21,584	17,995	20,339
11/20	25,061	20,184	23,071
12/20	26,783	21,092	24,178
1/21	27,431	20,998	24,097
2/21	28,726	21,654	24,509
3/21	27,714	22,431	24,041
4/21	29,091	23,587	25,392
5/21	28,342	23,695	25,004
6/21	28,989	24,279	26,703
7/21	29,435	24,689	26,978
8/21	30,346	25,393	27,849
9/21	29,131	24,254	26,500
10/21	31,399	25,894	28,358
11/21	30,852	25,500	27,160
12/21	30,650	26,504	27,255
1/22	26,438	24,945	23,738
2/22	26,176	24,317	23,450
3/22	26,818	25,105	23,826
4/22	23,654	22,852	21,144
5/22	22,392	22,822	20,325
6/22	20,846	20,912	18,806
7/22	23,106	22,874	21,107
8/22	22,535	22,021	20,416
9/22	20,465	19,979	18,683
10/22	21,464	21,617	20,151
11/22	22,273	22,745	21,248
12/22	20,727	21,414	19,972
1/23	22,226	22,888	21,715
2/23	21,940	22,353	21,501
3/23	22,250	22,951	21,797
4/23	21,845	23,196	21,481
5/23	21,988	23,286	21,495
6/23	23,939	24,876	23,156
7/23	24,153	25,768	23,857
8/23	23,249	25,270	23,070
9/23	21,702	24,067	21,946
10/23	20,322	23,429	20,826
11/23	22,725	25,613	23,367
12/23	23,535	26,972	25,139
1/24	23,677	27,271	25,003
2/24	25,367	28,747	26,883
3/24	25,795	29,674	27,526
4/24	23,987	28,369	25,927
5/24	24,463	29,709	26,204
6/24	24,772	30,629	26,641
7/24	24,201	31,198	26,803
8/24	24,986	31,877	27,469
9/24	26,152	32,537	28,384
10/24	26,604	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	30.91%	11.27%	10.28%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$212,238
  Total Number of Portfolio Holdings59
  Portfolio Turnover Rate 149.5%
  Total Advisory Fees Paid (amount in thousands)$1,399

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	21.58%
Financial	20.54%
Industrial	15.71%
Consumer, Cyclical	13.72%
Consumer, Non-cyclical	12.25%
Communications	9.01%
Money Market Funds	3.82%
Basic Materials	2.54%
Energy	1.86%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV879ARR5-0

Class J

PPQJX

MidCap Growth Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$117	1.04%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $24,004	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,284	10,242	10,329
12/14	10,265	10,242	10,299
1/15	10,034	9,957	10,126
2/15	10,715	10,534	10,823
3/15	10,785	10,427	10,853
4/15	10,646	10,474	10,777
5/15	10,750	10,619	10,905
6/15	10,669	10,441	10,729
7/15	10,854	10,616	10,903
8/15	10,150	9,975	10,269
9/15	9,792	9,684	9,872
10/15	10,253	10,449	10,494
11/15	10,334	10,507	10,516
12/15	10,029	10,291	10,279
1/16	9,330	9,711	9,501
2/16	9,367	9,707	9,650
3/16	10,017	10,391	10,338
4/16	10,029	10,455	10,332
5/16	10,274	10,642	10,501
6/16	10,176	10,664	10,500
7/16	10,569	11,087	11,020
8/16	10,507	11,116	10,988
9/16	10,458	11,133	10,982
10/16	10,103	10,892	10,536
11/16	10,520	11,380	10,994
12/16	10,455	11,602	11,032
1/17	10,763	11,820	11,400
2/17	11,095	12,260	11,728
3/17	11,168	12,268	11,793
4/17	11,414	12,398	11,968
5/17	11,648	12,525	12,253
6/17	11,710	12,638	12,290
7/17	11,919	12,876	12,495
8/17	11,906	12,901	12,583
9/17	12,214	13,216	12,939
10/17	12,558	13,504	13,301
11/17	12,952	13,914	13,746
12/17	12,988	14,053	13,820
1/18	13,761	14,794	14,602
2/18	13,418	14,249	14,143
3/18	13,475	13,963	14,120
4/18	13,246	14,016	13,987
5/18	13,804	14,412	14,510
6/18	13,847	14,506	14,566
7/18	14,191	14,987	14,879
8/18	14,979	15,514	15,736
9/18	15,007	15,539	15,669
10/18	13,389	14,395	14,118
11/18	13,675	14,683	14,477
12/18	12,363	13,317	13,163
1/19	13,667	14,460	14,676
2/19	14,476	14,968	15,536
3/19	14,591	15,187	15,746
4/19	15,350	15,793	16,454
5/19	14,558	14,771	15,507
6/19	15,631	15,809	16,596
7/19	15,994	16,044	16,984
8/19	15,846	15,717	16,675
9/19	15,681	15,993	16,485
10/19	15,730	16,337	16,790
11/19	16,423	16,958	17,626
12/19	16,680	17,447	17,832
1/20	16,809	17,428	17,999
2/20	15,765	16,002	16,758
3/20	13,330	13,801	14,259
4/20	15,472	15,629	16,491
5/20	17,102	16,465	18,148
6/20	17,394	16,841	18,573
7/20	18,640	17,797	20,057
8/20	19,207	19,087	20,603
9/20	19,152	18,392	20,314
10/20	19,152	17,995	20,339
11/20	21,368	20,184	23,071
12/20	22,694	21,092	24,178
1/21	22,243	20,998	24,097
2/21	22,811	21,654	24,509
3/21	22,654	22,431	24,041
4/21	23,927	23,587	25,392
5/21	23,496	23,695	25,004
6/21	24,573	24,279	26,703
7/21	25,533	24,689	26,978
8/21	26,433	25,393	27,849
9/21	25,063	24,254	26,500
10/21	26,805	25,894	28,358
11/21	25,885	25,500	27,160
12/21	26,261	26,504	27,255
1/22	22,911	24,945	23,738
2/22	22,375	24,317	23,450
3/22	22,831	25,105	23,826
4/22	20,285	22,852	21,144
5/22	20,017	22,822	20,325
6/22	18,517	20,912	18,806
7/22	21,009	22,874	21,107
8/22	20,205	22,021	20,416
9/22	18,383	19,979	18,683
10/22	19,535	21,617	20,151
11/22	20,473	22,745	21,248
12/22	19,191	21,414	19,972
1/23	20,926	22,888	21,715
2/23	20,623	22,353	21,501
3/23	20,898	22,951	21,797
4/23	20,623	23,196	21,481
5/23	20,403	23,286	21,495
6/23	22,027	24,876	23,156
7/23	22,468	25,768	23,857
8/23	21,669	25,270	23,070
9/23	20,403	24,067	21,946
10/23	19,191	23,429	20,826
11/23	21,256	25,613	23,367
12/23	23,056	26,972	25,139
1/24	22,750	27,271	25,003
2/24	24,218	28,747	26,883
3/24	24,738	29,674	27,526
4/24	23,026	28,369	25,927
5/24	23,179	29,709	26,204
6/24	23,117	30,629	26,641
7/24	23,240	31,198	26,803
8/24	23,576	31,877	27,469
9/24	24,035	32,537	28,384
10/24	24,004	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	25.08%	8.82%	9.15%
Class J Shares Including Sales Charge	24.08%	8.82%	9.15%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$438,061
  Total Number of Portfolio Holdings329
  Portfolio Turnover Rate 54.7%
  Total Advisory Fees Paid (amount in thousands)$8,189

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	27.09%
Consumer, Non-cyclical	21.05%
Consumer, Cyclical	18.96%
Industrial	14.71%
Financial	8.45%
Communications	3.81%
Energy	2.95%
Money Market Funds	1.39%
Utilities	0.96%
Exchange-Traded Funds	0.30%
Basic Materials	0.04%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV878ARJ-0

Institutional

PPIMX

MidCap Growth Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.80%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $24,787	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,291	10,242	10,329
12/14	10,273	10,242	10,299
1/15	10,046	9,957	10,126
2/15	10,728	10,534	10,823
3/15	10,807	10,427	10,853
4/15	10,669	10,474	10,777
5/15	10,787	10,619	10,905
6/15	10,698	10,441	10,729
7/15	10,886	10,616	10,903
8/15	10,185	9,975	10,269
9/15	9,839	9,684	9,872
10/15	10,293	10,449	10,494
11/15	10,382	10,507	10,516
12/15	10,092	10,291	10,279
1/16	9,385	9,711	9,501
2/16	9,427	9,707	9,650
3/16	10,082	10,391	10,338
4/16	10,092	10,455	10,332
5/16	10,341	10,642	10,501
6/16	10,248	10,664	10,500
7/16	10,643	11,087	11,020
8/16	10,591	11,116	10,988
9/16	10,539	11,133	10,982
10/16	10,175	10,892	10,536
11/16	10,601	11,380	10,994
12/16	10,547	11,602	11,032
1/17	10,859	11,820	11,400
2/17	11,203	12,260	11,728
3/17	11,276	12,268	11,793
4/17	11,526	12,398	11,968
5/17	11,766	12,525	12,253
6/17	11,839	12,638	12,290
7/17	12,058	12,876	12,495
8/17	12,047	12,901	12,583
9/17	12,360	13,216	12,939
10/17	12,704	13,504	13,301
11/17	13,110	13,914	13,746
12/17	13,140	14,053	13,820
1/18	13,931	14,794	14,602
2/18	13,589	14,249	14,143
3/18	13,648	13,963	14,120
4/18	13,423	14,016	13,987
5/18	13,991	14,412	14,510
6/18	14,050	14,506	14,566
7/18	14,380	14,987	14,879
8/18	15,196	15,514	15,736
9/18	15,231	15,539	15,669
10/18	13,589	14,395	14,118
11/18	13,884	14,683	14,477
12/18	12,555	13,317	13,163
1/19	13,892	14,460	14,676
2/19	14,714	14,968	15,536
3/19	14,833	15,187	15,746
4/19	15,614	15,793	16,454
5/19	14,806	14,771	15,507
6/19	15,919	15,809	16,596
7/19	16,276	16,044	16,984
8/19	16,144	15,717	16,675
9/19	15,958	15,993	16,485
10/19	16,025	16,337	16,790
11/19	16,740	16,958	17,626
12/19	17,000	17,447	17,832
1/20	17,143	17,428	17,999
2/20	16,066	16,002	16,758
3/20	13,597	13,801	14,259
4/20	15,794	15,629	16,491
5/20	17,445	16,465	18,148
6/20	17,761	16,841	18,573
7/20	19,038	17,797	20,057
8/20	19,627	19,087	20,603
9/20	19,570	18,392	20,314
10/20	19,570	17,995	20,339
11/20	21,853	20,184	23,071
12/20	23,194	21,092	24,178
1/21	22,756	20,998	24,097
2/21	23,330	21,654	24,509
3/21	23,179	22,431	24,041
4/21	24,493	23,587	25,392
5/21	24,040	23,695	25,004
6/21	25,158	24,279	26,703
7/21	26,141	24,689	26,978
8/21	27,077	25,393	27,849
9/21	25,687	24,254	26,500
10/21	27,470	25,894	28,358
11/21	26,533	25,500	27,160
12/21	26,929	26,504	27,255
1/22	23,499	24,945	23,738
2/22	22,949	24,317	23,450
3/22	23,404	25,105	23,826
4/22	20,808	22,852	21,144
5/22	20,524	22,822	20,325
6/22	19,027	20,912	18,806
7/22	21,585	22,874	21,107
8/22	20,770	22,021	20,416
9/22	18,894	19,979	18,683
10/22	20,069	21,617	20,151
11/22	21,054	22,745	21,248
12/22	19,731	21,414	19,972
1/23	21,526	22,888	21,715
2/23	21,237	22,353	21,501
3/23	21,526	22,951	21,797
4/23	21,237	23,196	21,481
5/23	21,024	23,286	21,495
6/23	22,704	24,876	23,156
7/23	23,148	25,768	23,857
8/23	22,337	25,270	23,070
9/23	21,024	24,067	21,946
10/23	19,789	23,429	20,826
11/23	21,913	25,613	23,367
12/23	23,793	26,972	25,139
1/24	23,483	27,271	25,003
2/24	24,994	28,747	26,883
3/24	25,533	29,674	27,526
4/24	23,793	28,369	25,927
5/24	23,938	29,709	26,204
6/24	23,876	30,629	26,641
7/24	24,000	31,198	26,803
8/24	24,352	31,877	27,469
9/24	24,829	32,537	28,384
10/24	24,787	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	25.26%	9.12%	9.50%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$438,061
  Total Number of Portfolio Holdings329
  Portfolio Turnover Rate 54.7%
  Total Advisory Fees Paid (amount in thousands)$8,189

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	27.09%
Consumer, Non-cyclical	21.05%
Consumer, Cyclical	18.96%
Industrial	14.71%
Financial	8.45%
Communications	3.81%
Energy	2.95%
Money Market Funds	1.39%
Utilities	0.96%
Exchange-Traded Funds	0.30%
Basic Materials	0.04%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV878ARI-0

R-1

PHASX

MidCap Growth Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$188	1.68%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $22,701	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,279	10,242	10,329
12/14	10,251	10,242	10,299
1/15	10,014	9,957	10,126
2/15	10,691	10,534	10,823
3/15	10,770	10,427	10,853
4/15	10,612	10,474	10,777
5/15	10,725	10,619	10,905
6/15	10,623	10,441	10,729
7/15	10,815	10,616	10,903
8/15	10,104	9,975	10,269
9/15	9,754	9,684	9,872
10/15	10,205	10,449	10,494
11/15	10,273	10,507	10,516
12/15	9,975	10,291	10,279
1/16	9,280	9,711	9,501
2/16	9,304	9,707	9,650
3/16	9,951	10,391	10,338
4/16	9,951	10,455	10,332
5/16	10,190	10,642	10,501
6/16	10,094	10,664	10,500
7/16	10,478	11,087	11,020
8/16	10,418	11,116	10,988
9/16	10,358	11,133	10,982
10/16	9,999	10,892	10,536
11/16	10,406	11,380	10,994
12/16	10,343	11,602	11,032
1/17	10,631	11,820	11,400
2/17	10,967	12,260	11,728
3/17	11,040	12,268	11,793
4/17	11,268	12,398	11,968
5/17	11,496	12,525	12,253
6/17	11,556	12,638	12,290
7/17	11,760	12,876	12,495
8/17	11,736	12,901	12,583
9/17	12,037	13,216	12,939
10/17	12,373	13,504	13,301
11/17	12,745	13,914	13,746
12/17	12,781	14,053	13,820
1/18	13,521	14,794	14,602
2/18	13,186	14,249	14,143
3/18	13,242	13,963	14,120
4/18	13,004	14,016	13,987
5/18	13,549	14,412	14,510
6/18	13,591	14,506	14,566
7/18	13,912	14,987	14,879
8/18	14,680	15,514	15,736
9/18	14,708	15,539	15,669
10/18	13,116	14,395	14,118
11/18	13,395	14,683	14,477
12/18	12,101	13,317	13,163
1/19	13,372	14,460	14,676
2/19	14,161	14,968	15,536
3/19	14,257	15,187	15,746
4/19	14,997	15,793	16,454
5/19	14,209	14,771	15,507
6/19	15,271	15,809	16,596
7/19	15,609	16,044	16,984
8/19	15,464	15,717	16,675
9/19	15,271	15,993	16,485
10/19	15,319	16,337	16,790
11/19	15,995	16,958	17,626
12/19	16,230	17,447	17,832
1/20	16,355	17,428	17,999
2/20	15,319	16,002	16,758
3/20	12,962	13,801	14,259
4/20	15,033	15,629	16,491
5/20	16,605	16,465	18,148
6/20	16,890	16,841	18,573
7/20	18,087	17,797	20,057
8/20	18,640	19,087	20,603
9/20	18,569	18,392	20,314
10/20	18,551	17,995	20,339
11/20	20,693	20,184	23,071
12/20	21,968	21,092	24,178
1/21	21,529	20,998	24,097
2/21	22,064	21,654	24,509
3/21	21,892	22,431	24,041
4/21	23,114	23,587	25,392
5/21	22,675	23,695	25,004
6/21	23,707	24,279	26,703
7/21	24,624	24,689	26,978
8/21	25,483	25,393	27,849
9/21	24,146	24,254	26,500
10/21	25,808	25,894	28,358
11/21	24,910	25,500	27,160
12/21	25,276	26,504	27,255
1/22	22,044	24,945	23,738
2/22	21,519	24,317	23,450
3/22	21,913	25,105	23,826
4/22	19,469	22,852	21,144
5/22	19,207	22,822	20,325
6/22	17,762	20,912	18,806
7/22	20,153	22,874	21,107
8/22	19,364	22,021	20,416
9/22	17,604	19,979	18,683
10/22	18,708	21,617	20,151
11/22	19,601	22,745	21,248
12/22	18,343	21,414	19,972
1/23	20,018	22,888	21,715
2/23	19,721	22,353	21,501
3/23	19,964	22,951	21,797
4/23	19,694	23,196	21,481
5/23	19,478	23,286	21,495
6/23	21,018	24,876	23,156
7/23	21,423	25,768	23,857
8/23	20,667	25,270	23,070
9/23	19,424	24,067	21,946
10/23	18,289	23,429	20,826
11/23	20,234	25,613	23,367
12/23	21,948	26,972	25,139
1/24	21,647	27,271	25,003
2/24	23,002	28,747	26,883
3/24	23,484	29,674	27,526
4/24	21,858	28,369	25,927
5/24	22,009	29,709	26,204
6/24	21,918	30,629	26,641
7/24	22,009	31,198	26,803
8/24	22,340	31,877	27,469
9/24	22,731	32,537	28,384
10/24	22,701	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	24.12%	8.18%	8.54%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$438,061
  Total Number of Portfolio Holdings329
  Portfolio Turnover Rate 54.7%
  Total Advisory Fees Paid (amount in thousands)$8,189

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	27.09%
Consumer, Non-cyclical	21.05%
Consumer, Cyclical	18.96%
Industrial	14.71%
Financial	8.45%
Communications	3.81%
Energy	2.95%
Money Market Funds	1.39%
Utilities	0.96%
Exchange-Traded Funds	0.30%
Basic Materials	0.04%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV878ARR1-0

R-3

PPQMX

MidCap Growth Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$154	1.37%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $23,429	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,283	10,242	10,329
12/14	10,267	10,242	10,299
1/15	10,031	9,957	10,126
2/15	10,708	10,534	10,823
3/15	10,779	10,427	10,853
4/15	10,636	10,474	10,777
5/15	10,749	10,619	10,905
6/15	10,656	10,441	10,729
7/15	10,841	10,616	10,903
8/15	10,134	9,975	10,269
9/15	9,785	9,684	9,872
10/15	10,236	10,449	10,494
11/15	10,318	10,507	10,516
12/15	10,017	10,291	10,279
1/16	9,314	9,711	9,501
2/16	9,347	9,707	9,650
3/16	9,995	10,391	10,338
4/16	10,006	10,455	10,332
5/16	10,244	10,642	10,501
6/16	10,147	10,664	10,500
7/16	10,536	11,087	11,020
8/16	10,482	11,116	10,988
9/16	10,427	11,133	10,982
10/16	10,060	10,892	10,536
11/16	10,482	11,380	10,994
12/16	10,414	11,602	11,032
1/17	10,717	11,820	11,400
2/17	11,053	12,260	11,728
3/17	11,118	12,268	11,793
4/17	11,357	12,398	11,968
5/17	11,595	12,525	12,253
6/17	11,649	12,638	12,290
7/17	11,866	12,876	12,495
8/17	11,844	12,901	12,583
9/17	12,148	13,216	12,939
10/17	12,484	13,504	13,301
11/17	12,874	13,914	13,746
12/17	12,904	14,053	13,820
1/18	13,672	14,794	14,602
2/18	13,338	14,249	14,143
3/18	13,387	13,963	14,120
4/18	13,152	14,016	13,987
5/18	13,709	14,412	14,510
6/18	13,746	14,506	14,566
7/18	14,081	14,987	14,879
8/18	14,861	15,514	15,736
9/18	14,886	15,539	15,669
10/18	13,276	14,395	14,118
11/18	13,561	14,683	14,477
12/18	12,265	13,317	13,163
1/19	13,553	14,460	14,676
2/19	14,351	14,968	15,536
3/19	14,463	15,187	15,746
4/19	15,205	15,793	16,454
5/19	14,421	14,771	15,507
6/19	15,485	15,809	16,596
7/19	15,835	16,044	16,984
8/19	15,695	15,717	16,675
9/19	15,513	15,993	16,485
10/19	15,569	16,337	16,790
11/19	16,255	16,958	17,626
12/19	16,502	17,447	17,832
1/20	16,624	17,428	17,999
2/20	15,584	16,002	16,758
3/20	13,183	13,801	14,259
4/20	15,293	15,629	16,491
5/20	16,899	16,465	18,148
6/20	17,190	16,841	18,573
7/20	18,413	17,797	20,057
8/20	18,979	19,087	20,603
9/20	18,918	18,392	20,314
10/20	18,903	17,995	20,339
11/20	21,105	20,184	23,071
12/20	22,396	21,092	24,178
1/21	21,959	20,998	24,097
2/21	22,493	21,654	24,509
3/21	22,331	22,431	24,041
4/21	23,593	23,587	25,392
5/21	23,156	23,695	25,004
6/21	24,208	24,279	26,703
7/21	25,147	24,689	26,978
8/21	26,037	25,393	27,849
9/21	24,677	24,254	26,500
10/21	26,376	25,894	28,358
11/21	25,470	25,500	27,160
12/21	25,847	26,504	27,255
1/22	22,543	24,945	23,738
2/22	21,999	24,317	23,450
3/22	22,438	25,105	23,826
4/22	19,929	22,852	21,144
5/22	19,657	22,822	20,325
6/22	18,214	20,912	18,806
7/22	20,640	22,874	21,107
8/22	19,866	22,021	20,416
9/22	18,047	19,979	18,683
10/22	19,176	21,617	20,151
11/22	20,096	22,745	21,248
12/22	18,824	21,414	19,972
1/23	20,533	22,888	21,715
2/23	20,234	22,353	21,501
3/23	20,512	22,951	21,797
4/23	20,234	23,196	21,481
5/23	20,020	23,286	21,495
6/23	21,601	24,876	23,156
7/23	22,007	25,768	23,857
8/23	21,238	25,270	23,070
9/23	19,977	24,067	21,946
10/23	18,802	23,429	20,826
11/23	20,811	25,613	23,367
12/23	22,594	26,972	25,139
1/24	22,269	27,271	25,003
2/24	23,684	28,747	26,883
3/24	24,194	29,674	27,526
4/24	22,524	28,369	25,927
5/24	22,663	29,709	26,204
6/24	22,594	30,629	26,641
7/24	22,710	31,198	26,803
8/24	23,034	31,877	27,469
9/24	23,452	32,537	28,384
10/24	23,429	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	24.61%	8.52%	8.89%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$438,061
  Total Number of Portfolio Holdings329
  Portfolio Turnover Rate 54.7%
  Total Advisory Fees Paid (amount in thousands)$8,189

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	27.09%
Consumer, Non-cyclical	21.05%
Consumer, Cyclical	18.96%
Industrial	14.71%
Financial	8.45%
Communications	3.81%
Energy	2.95%
Money Market Funds	1.39%
Utilities	0.96%
Exchange-Traded Funds	0.30%
Basic Materials	0.04%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV878ARR3-0

R-4

PPQSX

MidCap Growth Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$133	1.18%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $23,871	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,287	10,242	10,329
12/14	10,270	10,242	10,299
1/15	10,039	9,957	10,126
2/15	10,713	10,534	10,823
3/15	10,793	10,427	10,853
4/15	10,642	10,474	10,777
5/15	10,763	10,619	10,905
6/15	10,673	10,441	10,729
7/15	10,854	10,616	10,903
8/15	10,150	9,975	10,269
9/15	9,808	9,684	9,872
10/15	10,260	10,449	10,494
11/15	10,341	10,507	10,516
12/15	10,045	10,291	10,279
1/16	9,346	9,711	9,501
2/16	9,378	9,707	9,650
3/16	10,024	10,391	10,338
4/16	10,035	10,455	10,332
5/16	10,278	10,642	10,501
6/16	10,183	10,664	10,500
7/16	10,564	11,087	11,020
8/16	10,512	11,116	10,988
9/16	10,459	11,133	10,982
10/16	10,098	10,892	10,536
11/16	10,522	11,380	10,994
12/16	10,456	11,602	11,032
1/17	10,764	11,820	11,400
2/17	11,104	12,260	11,728
3/17	11,178	12,268	11,793
4/17	11,412	12,398	11,968
5/17	11,656	12,525	12,253
6/17	11,710	12,638	12,290
7/17	11,922	12,876	12,495
8/17	11,911	12,901	12,583
9/17	12,220	13,216	12,939
10/17	12,560	13,504	13,301
11/17	12,953	13,914	13,746
12/17	12,983	14,053	13,820
1/18	13,757	14,794	14,602
2/18	13,418	14,249	14,143
3/18	13,467	13,963	14,120
4/18	13,237	14,016	13,987
5/18	13,793	14,412	14,510
6/18	13,842	14,506	14,566
7/18	14,181	14,987	14,879
8/18	14,979	15,514	15,736
9/18	15,003	15,539	15,669
10/18	13,382	14,395	14,118
11/18	13,672	14,683	14,477
12/18	12,358	13,317	13,163
1/19	13,666	14,460	14,676
2/19	14,470	14,968	15,536
3/19	14,579	15,187	15,746
4/19	15,342	15,793	16,454
5/19	14,552	14,771	15,507
6/19	15,628	15,809	16,596
7/19	15,982	16,044	16,984
8/19	15,846	15,717	16,675
9/19	15,669	15,993	16,485
10/19	15,710	16,337	16,790
11/19	16,405	16,958	17,626
12/19	16,672	17,447	17,832
1/20	16,791	17,428	17,999
2/20	15,753	16,002	16,758
3/20	13,320	13,801	14,259
4/20	15,471	15,629	16,491
5/20	17,088	16,465	18,148
6/20	17,384	16,841	18,573
7/20	18,630	17,797	20,057
8/20	19,194	19,087	20,603
9/20	19,135	18,392	20,314
10/20	19,135	17,995	20,339
11/20	21,345	20,184	23,071
12/20	22,656	21,092	24,178
1/21	22,218	20,998	24,097
2/21	22,781	21,654	24,509
3/21	22,625	22,431	24,041
4/21	23,893	23,587	25,392
5/21	23,454	23,695	25,004
6/21	24,519	24,279	26,703
7/21	25,474	24,689	26,978
8/21	26,382	25,393	27,849
9/21	25,020	24,254	26,500
10/21	26,742	25,894	28,358
11/21	25,819	25,500	27,160
12/21	26,215	26,504	27,255
1/22	22,861	24,945	23,738
2/22	22,322	24,317	23,450
3/22	22,761	25,105	23,826
4/22	20,225	22,852	21,144
5/22	19,946	22,822	20,325
6/22	18,468	20,912	18,806
7/22	20,964	22,874	21,107
8/22	20,165	22,021	20,416
9/22	18,328	19,979	18,683
10/22	19,466	21,617	20,151
11/22	20,425	22,745	21,248
12/22	19,130	21,414	19,972
1/23	20,862	22,888	21,715
2/23	20,577	22,353	21,501
3/23	20,842	22,951	21,797
4/23	20,557	23,196	21,481
5/23	20,353	23,286	21,495
6/23	21,962	24,876	23,156
7/23	22,390	25,768	23,857
8/23	21,596	25,270	23,070
9/23	20,332	24,067	21,946
10/23	19,130	23,429	20,826
11/23	21,168	25,613	23,367
12/23	22,991	26,972	25,139
1/24	22,661	27,271	25,003
2/24	24,113	28,747	26,883
3/24	24,641	29,674	27,526
4/24	22,947	28,369	25,927
5/24	23,079	29,709	26,204
6/24	23,013	30,629	26,641
7/24	23,123	31,198	26,803
8/24	23,453	31,877	27,469
9/24	23,915	32,537	28,384
10/24	23,871	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	24.78%	8.73%	9.09%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$438,061
  Total Number of Portfolio Holdings329
  Portfolio Turnover Rate 54.7%
  Total Advisory Fees Paid (amount in thousands)$8,189

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	27.09%
Consumer, Non-cyclical	21.05%
Consumer, Cyclical	18.96%
Industrial	14.71%
Financial	8.45%
Communications	3.81%
Energy	2.95%
Money Market Funds	1.39%
Utilities	0.96%
Exchange-Traded Funds	0.30%
Basic Materials	0.04%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV878ARR4-0

R-5

PPQPX

MidCap Growth Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$119	1.06%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $24,149	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,287	10,242	10,329
12/14	10,262	10,242	10,299
1/15	10,038	9,957	10,126
2/15	10,720	10,534	10,823
3/15	10,797	10,427	10,853
4/15	10,651	10,474	10,777
5/15	10,768	10,619	10,905
6/15	10,671	10,441	10,729
7/15	10,866	10,616	10,903
8/15	10,155	9,975	10,269
9/15	9,814	9,684	9,872
10/15	10,272	10,449	10,494
11/15	10,350	10,507	10,516
12/15	10,054	10,291	10,279
1/16	9,358	9,711	9,501
2/16	9,388	9,707	9,650
3/16	10,044	10,391	10,338
4/16	10,054	10,455	10,332
5/16	10,299	10,642	10,501
6/16	10,197	10,664	10,500
7/16	10,586	11,087	11,020
8/16	10,535	11,116	10,988
9/16	10,484	11,133	10,982
10/16	10,125	10,892	10,536
11/16	10,545	11,380	10,994
12/16	10,481	11,602	11,032
1/17	10,789	11,820	11,400
2/17	11,128	12,260	11,728
3/17	11,210	12,268	11,793
4/17	11,446	12,398	11,968
5/17	11,692	12,525	12,253
6/17	11,754	12,638	12,290
7/17	11,959	12,876	12,495
8/17	11,949	12,901	12,583
9/17	12,257	13,216	12,939
10/17	12,606	13,504	13,301
11/17	12,996	13,914	13,746
12/17	13,035	14,053	13,820
1/18	13,803	14,794	14,602
2/18	13,466	14,249	14,143
3/18	13,524	13,963	14,120
4/18	13,303	14,016	13,987
5/18	13,861	14,412	14,510
6/18	13,908	14,506	14,566
7/18	14,245	14,987	14,879
8/18	15,047	15,514	15,736
9/18	15,070	15,539	15,669
10/18	13,442	14,395	14,118
11/18	13,733	14,683	14,477
12/18	12,424	13,317	13,163
1/19	13,740	14,460	14,676
2/19	14,547	14,968	15,536
3/19	14,664	15,187	15,746
4/19	15,420	15,793	16,454
5/19	14,625	14,771	15,507
6/19	15,719	15,809	16,596
7/19	16,071	16,044	16,984
8/19	15,928	15,717	16,675
9/19	15,758	15,993	16,485
10/19	15,810	16,337	16,790
11/19	16,514	16,958	17,626
12/19	16,769	17,447	17,832
1/20	16,910	17,428	17,999
2/20	15,852	16,002	16,758
3/20	13,410	13,801	14,259
4/20	15,569	15,629	16,491
5/20	17,193	16,465	18,148
6/20	17,503	16,841	18,573
7/20	18,760	17,797	20,057
8/20	19,324	19,087	20,603
9/20	19,268	18,392	20,314
10/20	19,268	17,995	20,339
11/20	21,498	20,184	23,071
12/20	22,831	21,092	24,178
1/21	22,385	20,998	24,097
2/21	22,950	21,654	24,509
3/21	22,786	22,431	24,041
4/21	24,079	23,587	25,392
5/21	23,633	23,695	25,004
6/21	24,717	24,279	26,703
7/21	25,683	24,689	26,978
8/21	26,589	25,393	27,849
9/21	25,222	24,254	26,500
10/21	26,960	25,894	28,358
11/21	26,039	25,500	27,160
12/21	26,429	26,504	27,255
1/22	23,055	24,945	23,738
2/22	22,515	24,317	23,450
3/22	22,962	25,105	23,826
4/22	20,409	22,852	21,144
5/22	20,129	22,822	20,325
6/22	18,638	20,912	18,806
7/22	21,154	22,874	21,107
8/22	20,353	22,021	20,416
9/22	18,508	19,979	18,683
10/22	19,645	21,617	20,151
11/22	20,614	22,745	21,248
12/22	19,312	21,414	19,972
1/23	21,059	22,888	21,715
2/23	20,774	22,353	21,501
3/23	21,040	22,951	21,797
4/23	20,774	23,196	21,481
5/23	20,547	23,286	21,495
6/23	22,180	24,876	23,156
7/23	22,616	25,768	23,857
8/23	21,819	25,270	23,070
9/23	20,547	24,067	21,946
10/23	19,331	23,429	20,826
11/23	21,401	25,613	23,367
12/23	23,232	26,972	25,139
1/24	22,906	27,271	25,003
2/24	24,374	28,747	26,883
3/24	24,903	29,674	27,526
4/24	23,212	28,369	25,927
5/24	23,355	29,709	26,204
6/24	23,294	30,629	26,641
7/24	23,395	31,198	26,803
8/24	23,742	31,877	27,469
9/24	24,190	32,537	28,384
10/24	24,149	32,298	28,880

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	24.92%	8.84%	9.22%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$438,061
  Total Number of Portfolio Holdings329
  Portfolio Turnover Rate 54.7%
  Total Advisory Fees Paid (amount in thousands)$8,189

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	27.09%
Consumer, Non-cyclical	21.05%
Consumer, Cyclical	18.96%
Industrial	14.71%
Financial	8.45%
Communications	3.81%
Energy	2.95%
Money Market Funds	1.39%
Utilities	0.96%
Exchange-Traded Funds	0.30%
Basic Materials	0.04%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV878ARR5-0

Class J

PMFJX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$42	0.36%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $24,524	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,179	10,252	10,185
12/14	10,257	10,246	10,269
1/15	10,138	9,952	10,154
2/15	10,652	10,519	10,674
3/15	10,787	10,388	10,815
4/15	10,619	10,456	10,653
5/15	10,808	10,596	10,843
6/15	10,657	10,406	10,700
7/15	10,668	10,598	10,714
8/15	10,068	9,965	10,117
9/15	9,739	9,709	9,791
10/15	10,284	10,500	10,342
11/15	10,419	10,547	10,482
12/15	9,982	10,349	10,046
1/16	9,410	9,826	9,474
2/16	9,539	9,828	9,608
3/16	10,344	10,511	10,426
4/16	10,466	10,561	10,553
5/16	10,705	10,754	10,797
6/16	10,740	10,785	10,842
7/16	11,196	11,192	11,307
8/16	11,248	11,214	11,364
9/16	11,172	11,213	11,291
10/16	10,863	10,993	10,989
11/16	11,726	11,464	11,869
12/16	11,980	11,698	12,129
1/17	12,179	11,909	12,332
2/17	12,495	12,360	12,656
3/17	12,433	12,369	12,607
4/17	12,539	12,494	12,712
5/17	12,470	12,638	12,650
6/17	12,669	12,735	12,855
7/17	12,774	12,983	12,968
8/17	12,576	12,994	12,769
9/17	13,059	13,301	13,269
10/17	13,351	13,605	13,569
11/17	13,841	14,030	14,068
12/17	13,867	14,170	14,099
1/18	14,253	14,939	14,504
2/18	13,621	14,380	13,861
3/18	13,741	14,067	13,990
4/18	13,701	14,118	13,954
5/18	14,260	14,492	14,530
6/18	14,319	14,582	14,591
7/18	14,565	15,102	14,848
8/18	15,028	15,601	15,323
9/18	14,855	15,654	15,155
10/18	13,430	14,538	13,708
11/18	13,849	14,842	14,136
12/18	12,273	13,467	12,536
1/19	13,558	14,577	13,848
2/19	14,130	15,060	14,435
3/19	14,048	15,304	14,353
4/19	14,605	15,923	14,930
5/19	13,439	14,884	13,740
6/19	14,456	15,940	14,790
7/19	14,627	16,165	14,966
8/19	14,011	15,870	14,338
9/19	14,434	16,185	14,777
10/19	14,590	16,523	14,944
11/19	15,020	17,114	15,389
12/19	15,433	17,628	15,821
1/20	15,023	17,575	15,408
2/20	13,595	16,108	13,945
3/20	10,843	14,001	11,122
4/20	12,373	15,806	12,699
5/20	13,288	16,580	13,628
6/20	13,446	16,909	13,799
7/20	14,061	17,847	14,436
8/20	14,550	19,080	14,943
9/20	14,076	18,357	14,458
10/20	14,376	17,938	14,772
11/20	16,426	19,966	16,881
12/20	17,487	20,787	17,982
1/21	17,733	20,647	18,252
2/21	18,936	21,293	19,494
3/21	19,809	22,224	20,404
4/21	20,699	23,378	21,323
5/21	20,732	23,543	21,365
6/21	20,512	24,032	21,146
7/21	20,580	24,544	21,219
8/21	20,970	25,268	21,632
9/21	20,131	24,117	20,773
10/21	21,309	25,769	21,996
11/21	20,673	25,547	21,350
12/21	21,715	26,700	22,434
1/22	20,143	25,274	20,817
2/22	20,365	24,602	21,049
3/22	20,642	25,462	21,340
4/22	19,162	23,270	19,823
5/22	19,301	23,329	19,972
6/22	17,442	21,384	18,050
7/22	19,320	23,379	20,009
8/22	18,718	22,437	19,388
9/22	16,998	20,367	17,606
10/22	18,783	22,066	19,458
11/22	19,911	23,298	20,648
12/22	18,807	21,953	19,504
1/23	20,540	23,388	21,304
2/23	20,161	22,833	20,918
3/23	19,514	23,525	20,247
4/23	19,355	23,835	20,088
5/23	18,728	23,879	19,447
6/23	20,440	25,498	21,229
7/23	21,277	26,345	22,105
8/23	20,649	25,889	21,465
9/23	19,564	24,641	20,337
10/23	18,519	24,054	19,251
11/23	20,082	26,238	20,889
12/23	21,828	27,544	22,710
1/24	21,445	27,912	22,321
2/24	22,706	29,397	23,647
3/24	23,976	30,383	24,970
4/24	22,520	29,097	23,467
5/24	23,501	30,531	24,497
6/24	23,129	31,496	24,110
7/24	24,462	32,029	25,510
8/24	24,431	32,728	25,490
9/24	24,710	33,399	25,784
10/24	24,524	33,085	25,602

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	32.43%	10.94%	9.39%
Class J Shares Including Sales Charge	31.43%	10.94%	9.39%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,273,220
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$2,086

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.27%
Industrial	22.94%
Consumer, Non-cyclical	16.76%
Consumer, Cyclical	14.61%
Technology	8.57%
Energy	5.11%
Basic Materials	4.01%
Utilities	2.55%
Money Market Funds	1.50%
Communications	1.19%
Exchange-Traded Funds	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARJ-0

Institutional

MPSIX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.25%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $25,009	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,180	10,252	10,185
12/14	10,262	10,246	10,269
1/15	10,145	9,952	10,154
2/15	10,664	10,519	10,674
3/15	10,802	10,388	10,815
4/15	10,637	10,456	10,653
5/15	10,828	10,596	10,843
6/15	10,680	10,406	10,700
7/15	10,696	10,598	10,714
8/15	10,098	9,965	10,117
9/15	9,770	9,709	9,791
10/15	10,320	10,500	10,342
11/15	10,458	10,547	10,482
12/15	10,019	10,349	10,046
1/16	9,446	9,826	9,474
2/16	9,578	9,828	9,608
3/16	10,391	10,511	10,426
4/16	10,517	10,561	10,553
5/16	10,757	10,754	10,797
6/16	10,797	10,785	10,842
7/16	11,255	11,192	11,307
8/16	11,313	11,214	11,364
9/16	11,238	11,213	11,291
10/16	10,935	10,993	10,989
11/16	11,805	11,464	11,869
12/16	12,064	11,698	12,129
1/17	12,259	11,909	12,332
2/17	12,582	12,360	12,656
3/17	12,527	12,369	12,607
4/17	12,631	12,494	12,712
5/17	12,564	12,638	12,650
6/17	12,765	12,735	12,855
7/17	12,874	12,983	12,968
8/17	12,673	12,994	12,769
9/17	13,167	13,301	13,269
10/17	13,465	13,605	13,569
11/17	13,958	14,030	14,068
12/17	13,990	14,170	14,099
1/18	14,382	14,939	14,504
2/18	13,742	14,380	13,861
3/18	13,866	14,067	13,990
4/18	13,826	14,118	13,954
5/18	14,395	14,492	14,530
6/18	14,453	14,582	14,591
7/18	14,708	15,102	14,848
8/18	15,175	15,601	15,323
9/18	15,005	15,654	15,155
10/18	13,573	14,538	13,708
11/18	13,992	14,842	14,136
12/18	12,405	13,467	12,536
1/19	13,702	14,577	13,848
2/19	14,285	15,060	14,435
3/19	14,197	15,304	14,353
4/19	14,766	15,923	14,930
5/19	13,593	14,884	13,740
6/19	14,627	15,940	14,790
7/19	14,802	16,165	14,966
8/19	14,176	15,870	14,338
9/19	14,613	16,185	14,777
10/19	14,773	16,523	14,944
11/19	15,210	17,114	15,389
12/19	15,634	17,628	15,821
1/20	15,216	17,575	15,408
2/20	13,769	16,108	13,945
3/20	10,977	14,001	11,122
4/20	12,532	15,806	12,699
5/20	13,460	16,580	13,628
6/20	13,622	16,909	13,799
7/20	14,249	17,847	14,436
8/20	14,744	19,080	14,943
9/20	14,264	18,357	14,458
10/20	14,574	17,938	14,772
11/20	16,655	19,966	16,881
12/20	17,733	20,787	17,982
1/21	17,991	20,647	18,252
2/21	19,211	21,293	19,494
3/21	20,100	22,224	20,404
4/21	20,996	23,378	21,323
5/21	21,038	23,543	21,365
6/21	20,822	24,032	21,146
7/21	20,888	24,544	21,219
8/21	21,287	25,268	21,632
9/21	20,440	24,117	20,773
10/21	21,635	25,769	21,996
11/21	20,996	25,547	21,350
12/21	22,056	26,700	22,434
1/22	20,464	25,274	20,817
2/22	20,690	24,602	21,049
3/22	20,970	25,462	21,340
4/22	19,478	23,270	19,823
5/22	19,613	23,329	19,972
6/22	17,732	21,384	18,050
7/22	19,650	23,379	20,009
8/22	19,034	22,437	19,388
9/22	17,288	20,367	17,606
10/22	19,098	22,066	19,458
11/22	20,256	23,298	20,648
12/22	19,140	21,953	19,504
1/23	20,901	23,388	21,304
2/23	20,522	22,833	20,918
3/23	19,860	23,525	20,247
4/23	19,705	23,835	20,088
5/23	19,072	23,879	19,447
6/23	20,813	25,498	21,229
7/23	21,659	26,345	22,105
8/23	21,037	25,889	21,465
9/23	19,928	24,641	20,337
10/23	18,858	24,054	19,251
11/23	20,463	26,238	20,889
12/23	22,234	27,544	22,710
1/24	21,851	27,912	22,321
2/24	23,142	29,397	23,647
3/24	24,434	30,383	24,970
4/24	22,961	29,097	23,467
5/24	23,959	30,531	24,497
6/24	23,576	31,496	24,110
7/24	24,938	32,029	25,510
8/24	24,918	32,728	25,490
9/24	25,190	33,399	25,784
10/24	25,009	33,085	25,602

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	32.61%	11.10%	9.60%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,273,220
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$2,086

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.27%
Industrial	22.94%
Consumer, Non-cyclical	16.76%
Consumer, Cyclical	14.61%
Technology	8.57%
Energy	5.11%
Basic Materials	4.01%
Utilities	2.55%
Money Market Funds	1.50%
Communications	1.19%
Exchange-Traded Funds	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARI-0

R-1

PMSSX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$120	1.04%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $23,062	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,172	10,252	10,185
12/14	10,246	10,246	10,269
1/15	10,124	9,952	10,154
2/15	10,635	10,519	10,674
3/15	10,762	10,388	10,815
4/15	10,597	10,456	10,653
5/15	10,773	10,596	10,843
6/15	10,624	10,406	10,700
7/15	10,629	10,598	10,714
8/15	10,023	9,965	10,117
9/15	9,693	9,709	9,791
10/15	10,230	10,500	10,342
11/15	10,363	10,547	10,482
12/15	9,920	10,349	10,046
1/16	9,349	9,826	9,474
2/16	9,475	9,828	9,608
3/16	10,268	10,511	10,426
4/16	10,382	10,561	10,553
5/16	10,616	10,754	10,797
6/16	10,645	10,785	10,842
7/16	11,090	11,192	11,307
8/16	11,136	11,214	11,364
9/16	11,056	11,213	11,291
10/16	10,753	10,993	10,989
11/16	11,604	11,464	11,869
12/16	11,848	11,698	12,129
1/17	12,034	11,909	12,332
2/17	12,335	12,360	12,656
3/17	12,275	12,369	12,607
4/17	12,372	12,494	12,712
5/17	12,293	12,638	12,650
6/17	12,486	12,735	12,855
7/17	12,582	12,983	12,968
8/17	12,378	12,994	12,769
9/17	12,853	13,301	13,269
10/17	13,130	13,605	13,569
11/17	13,606	14,030	14,068
12/17	13,624	14,170	14,099
1/18	13,996	14,939	14,504
2/18	13,368	14,380	13,861
3/18	13,477	14,067	13,990
4/18	13,432	14,118	13,954
5/18	13,971	14,492	14,530
6/18	14,022	14,582	14,591
7/18	14,253	15,102	14,848
8/18	14,699	15,601	15,323
9/18	14,525	15,654	15,155
10/18	13,126	14,538	13,708
11/18	13,524	14,842	14,136
12/18	11,985	13,467	12,536
1/19	13,225	14,577	13,848
2/19	13,778	15,060	14,435
3/19	13,686	15,304	14,353
4/19	14,225	15,923	14,930
5/19	13,084	14,884	13,740
6/19	14,069	15,940	14,790
7/19	14,232	16,165	14,966
8/19	13,622	15,870	14,338
9/19	14,026	16,185	14,777
10/19	14,168	16,523	14,944
11/19	14,579	17,114	15,389
12/19	14,978	17,628	15,821
1/20	14,568	17,575	15,408
2/20	13,174	16,108	13,945
3/20	10,499	14,001	11,122
4/20	11,982	15,806	12,699
5/20	12,861	16,580	13,628
6/20	13,011	16,909	13,799
7/20	13,592	17,847	14,436
8/20	14,061	19,080	14,943
9/20	13,592	18,357	14,458
10/20	13,875	17,938	14,772
11/20	15,842	19,966	16,881
12/20	16,859	20,787	17,982
1/21	17,090	20,647	18,252
2/21	18,234	21,293	19,494
3/21	19,068	22,224	20,404
4/21	19,910	23,378	21,323
5/21	19,934	23,543	21,365
6/21	19,712	24,032	21,146
7/21	19,759	24,544	21,219
8/21	20,133	25,268	21,632
9/21	19,314	24,117	20,773
10/21	20,435	25,769	21,996
11/21	19,815	25,547	21,350
12/21	20,797	26,700	22,434
1/22	19,284	25,274	20,817
2/22	19,482	24,602	21,049
3/22	19,740	25,462	21,340
4/22	18,321	23,270	19,823
5/22	18,441	23,329	19,972
6/22	16,653	21,384	18,050
7/22	18,441	23,379	20,009
8/22	17,857	22,437	19,388
9/22	16,206	20,367	17,606
10/22	17,891	22,066	19,458
11/22	18,966	23,298	20,648
12/22	17,900	21,953	19,504
1/23	19,533	23,388	21,304
2/23	19,166	22,833	20,918
3/23	18,542	23,525	20,247
4/23	18,377	23,835	20,088
5/23	17,780	23,879	19,447
6/23	19,395	25,498	21,229
7/23	20,175	26,345	22,105
8/23	19,569	25,889	21,465
9/23	18,533	24,641	20,337
10/23	17,523	24,054	19,251
11/23	19,001	26,238	20,889
12/23	20,642	27,544	22,710
1/24	20,264	27,912	22,321
2/24	21,455	29,397	23,647
3/24	22,637	30,383	24,970
4/24	21,247	29,097	23,467
5/24	22,164	30,531	24,497
6/24	21,796	31,496	24,110
7/24	23,043	32,029	25,510
8/24	22,996	32,728	25,490
9/24	23,242	33,399	25,784
10/24	23,062	33,085	25,602

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	31.61%	10.23%	8.72%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,273,220
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$2,086

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.27%
Industrial	22.94%
Consumer, Non-cyclical	16.76%
Consumer, Cyclical	14.61%
Technology	8.57%
Energy	5.11%
Basic Materials	4.01%
Utilities	2.55%
Money Market Funds	1.50%
Communications	1.19%
Exchange-Traded Funds	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARR1-0

R-3

PMFMX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$85	0.73%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $23,785	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,178	10,252	10,185
12/14	10,253	10,246	10,269
1/15	10,134	9,952	10,154
2/15	10,649	10,519	10,674
3/15	10,779	10,388	10,815
4/15	10,613	10,456	10,653
5/15	10,795	10,596	10,843
6/15	10,649	10,406	10,700
7/15	10,654	10,598	10,714
8/15	10,055	9,965	10,117
9/15	9,722	9,709	9,791
10/15	10,264	10,500	10,342
11/15	10,399	10,547	10,482
12/15	9,958	10,349	10,046
1/16	9,387	9,826	9,474
2/16	9,516	9,828	9,608
3/16	10,316	10,511	10,426
4/16	10,433	10,561	10,553
5/16	10,668	10,754	10,797
6/16	10,702	10,785	10,842
7/16	11,155	11,192	11,307
8/16	11,205	11,214	11,364
9/16	11,127	11,213	11,291
10/16	10,819	10,993	10,989
11/16	11,681	11,464	11,869
12/16	11,929	11,698	12,129
1/17	12,118	11,909	12,332
2/17	12,432	12,360	12,656
3/17	12,367	12,369	12,607
4/17	12,467	12,494	12,712
5/17	12,396	12,638	12,650
6/17	12,591	12,735	12,855
7/17	12,692	12,983	12,968
8/17	12,491	12,994	12,769
9/17	12,970	13,301	13,269
10/17	13,254	13,605	13,569
11/17	13,739	14,030	14,068
12/17	13,758	14,170	14,099
1/18	14,143	14,939	14,504
2/18	13,506	14,380	13,861
3/18	13,626	14,067	13,990
4/18	13,582	14,118	13,954
5/18	14,130	14,492	14,530
6/18	14,181	14,582	14,591
7/18	14,421	15,102	14,848
8/18	14,878	15,601	15,323
9/18	14,701	15,654	15,155
10/18	13,293	14,538	13,708
11/18	13,697	14,842	14,136
12/18	12,143	13,467	12,536
1/19	13,407	14,577	13,848
2/19	13,965	15,060	14,435
3/19	13,881	15,304	14,353
4/19	14,425	15,923	14,930
5/19	13,274	14,884	13,740
6/19	14,279	15,940	14,790
7/19	14,439	16,165	14,966
8/19	13,825	15,870	14,338
9/19	14,244	16,185	14,777
10/19	14,398	16,523	14,944
11/19	14,816	17,114	15,389
12/19	15,217	17,628	15,821
1/20	14,812	17,575	15,408
2/20	13,398	16,108	13,945
3/20	10,680	14,001	11,122
4/20	12,190	15,806	12,699
5/20	13,081	16,580	13,628
6/20	13,243	16,909	13,799
7/20	13,840	17,847	14,436
8/20	14,318	19,080	14,943
9/20	13,847	18,357	14,458
10/20	14,134	17,938	14,772
11/20	16,145	19,966	16,881
12/20	17,185	20,787	17,982
1/21	17,428	20,647	18,252
2/21	18,599	21,293	19,494
3/21	19,455	22,224	20,404
4/21	20,320	23,378	21,323
5/21	20,343	23,543	21,365
6/21	20,123	24,032	21,146
7/21	20,186	24,544	21,219
8/21	20,563	25,268	21,632
9/21	19,738	24,117	20,773
10/21	20,878	25,769	21,996
11/21	20,257	25,547	21,350
12/21	21,266	26,700	22,434
1/22	19,727	25,274	20,817
2/22	19,931	24,602	21,049
3/22	20,195	25,462	21,340
4/22	18,749	23,270	19,823
5/22	18,877	23,329	19,972
6/22	17,057	21,384	18,050
7/22	18,894	23,379	20,009
8/22	18,298	22,437	19,388
9/22	16,606	20,367	17,606
10/22	18,341	22,066	19,458
11/22	19,446	23,298	20,648
12/22	18,366	21,953	19,504
1/23	20,045	23,388	21,304
2/23	19,673	22,833	20,918
3/23	19,028	23,525	20,247
4/23	18,874	23,835	20,088
5/23	18,257	23,879	19,447
6/23	19,918	25,498	21,229
7/23	20,726	26,345	22,105
8/23	20,118	25,889	21,465
9/23	19,047	24,641	20,337
10/23	18,030	24,054	19,251
11/23	19,546	26,238	20,889
12/23	21,238	27,544	22,710
1/24	20,864	27,912	22,321
2/24	22,081	29,397	23,647
3/24	23,308	30,383	24,970
4/24	21,894	29,097	23,467
5/24	22,839	30,531	24,497
6/24	22,465	31,496	24,110
7/24	23,748	32,029	25,510
8/24	23,720	32,728	25,490
9/24	23,972	33,399	25,784
10/24	23,785	33,085	25,602

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	31.92%	10.56%	9.05%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,273,220
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$2,086

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.27%
Industrial	22.94%
Consumer, Non-cyclical	16.76%
Consumer, Cyclical	14.61%
Technology	8.57%
Energy	5.11%
Basic Materials	4.01%
Utilities	2.55%
Money Market Funds	1.50%
Communications	1.19%
Exchange-Traded Funds	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARR3-0

R-4

PMFSX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$63	0.54%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $24,241	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,182	10,252	10,185
12/14	10,260	10,246	10,269
1/15	10,140	9,952	10,154
2/15	10,655	10,519	10,674
3/15	10,791	10,388	10,815
4/15	10,624	10,456	10,653
5/15	10,812	10,596	10,843
6/15	10,661	10,406	10,700
7/15	10,671	10,598	10,714
8/15	10,073	9,965	10,117
9/15	9,740	9,709	9,791
10/15	10,286	10,500	10,342
11/15	10,421	10,547	10,482
12/15	9,980	10,349	10,046
1/16	9,409	9,826	9,474
2/16	9,538	9,828	9,608
3/16	10,345	10,511	10,426
4/16	10,468	10,561	10,553
5/16	10,703	10,754	10,797
6/16	10,737	10,785	10,842
7/16	11,196	11,192	11,307
8/16	11,246	11,214	11,364
9/16	11,168	11,213	11,291
10/16	10,865	10,993	10,989
11/16	11,728	11,464	11,869
12/16	11,973	11,698	12,129
1/17	12,169	11,909	12,332
2/17	12,483	12,360	12,656
3/17	12,424	12,369	12,607
4/17	12,525	12,494	12,712
5/17	12,459	12,638	12,650
6/17	12,655	12,735	12,855
7/17	12,762	12,983	12,968
8/17	12,554	12,994	12,769
9/17	13,040	13,301	13,269
10/17	13,331	13,605	13,569
11/17	13,823	14,030	14,068
12/17	13,842	14,170	14,099
1/18	14,228	14,939	14,504
2/18	13,595	14,380	13,861
3/18	13,715	14,067	13,990
4/18	13,671	14,118	13,954
5/18	14,228	14,492	14,530
6/18	14,278	14,582	14,591
7/18	14,525	15,102	14,848
8/18	14,984	15,601	15,323
9/18	14,813	15,654	15,155
10/18	13,394	14,538	13,708
11/18	13,806	14,842	14,136
12/18	12,235	13,467	12,536
1/19	13,518	14,577	13,848
2/19	14,079	15,060	14,435
3/19	13,995	15,304	14,353
4/19	14,549	15,923	14,930
5/19	13,385	14,884	13,740
6/19	14,402	15,940	14,790
7/19	14,570	16,165	14,966
8/19	13,960	15,870	14,338
9/19	14,381	16,185	14,777
10/19	14,535	16,523	14,944
11/19	14,956	17,114	15,389
12/19	15,367	17,628	15,821
1/20	14,959	17,575	15,408
2/20	13,536	16,108	13,945
3/20	10,793	14,001	11,122
4/20	12,320	15,806	12,699
5/20	13,225	16,580	13,628
6/20	13,380	16,909	13,799
7/20	13,996	17,847	14,436
8/20	14,477	19,080	14,943
9/20	14,003	18,357	14,458
10/20	14,300	17,938	14,772
11/20	16,331	19,966	16,881
12/20	17,391	20,787	17,982
1/21	17,636	20,647	18,252
2/21	18,824	21,293	19,494
3/21	19,695	22,224	20,404
4/21	20,566	23,378	21,323
5/21	20,606	23,543	21,365
6/21	20,384	24,032	21,146
7/21	20,440	24,544	21,219
8/21	20,836	25,268	21,632
9/21	19,996	24,117	20,773
10/21	21,160	25,769	21,996
11/21	20,527	25,547	21,350
12/21	21,565	26,700	22,434
1/22	19,995	25,274	20,817
2/22	20,209	24,602	21,049
3/22	20,484	25,462	21,340
4/22	19,025	23,270	19,823
5/22	19,154	23,329	19,972
6/22	17,309	21,384	18,050
7/22	19,171	23,379	20,009
8/22	18,570	22,437	19,388
9/22	16,862	20,367	17,606
10/22	18,622	22,066	19,458
11/22	19,746	23,298	20,648
12/22	18,646	21,953	19,504
1/23	20,362	23,388	21,304
2/23	19,986	22,833	20,918
3/23	19,334	23,525	20,247
4/23	19,178	23,835	20,088
5/23	18,564	23,879	19,447
6/23	20,252	25,498	21,229
7/23	21,078	26,345	22,105
8/23	20,454	25,889	21,465
9/23	19,371	24,641	20,337
10/23	18,334	24,054	19,251
11/23	19,885	26,238	20,889
12/23	21,605	27,544	22,710
1/24	21,226	27,912	22,321
2/24	22,478	29,397	23,647
3/24	23,729	30,383	24,970
4/24	22,288	29,097	23,467
5/24	23,255	30,531	24,497
6/24	22,876	31,496	24,110
7/24	24,194	32,029	25,510
8/24	24,165	32,728	25,490
9/24	24,431	33,399	25,784
10/24	24,241	33,085	25,602

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	32.22%	10.77%	9.26%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,273,220
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$2,086

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.27%
Industrial	22.94%
Consumer, Non-cyclical	16.76%
Consumer, Cyclical	14.61%
Technology	8.57%
Energy	5.11%
Basic Materials	4.01%
Utilities	2.55%
Money Market Funds	1.50%
Communications	1.19%
Exchange-Traded Funds	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARR4-0

R-5

PMFPX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$49	0.42%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $24,545	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,181	10,252	10,185
12/14	10,266	10,246	10,269
1/15	10,147	9,952	10,154
2/15	10,659	10,519	10,674
3/15	10,798	10,388	10,815
4/15	10,633	10,456	10,653
5/15	10,819	10,596	10,843
6/15	10,669	10,406	10,700
7/15	10,679	10,598	10,714
8/15	10,080	9,965	10,117
9/15	9,754	9,709	9,791
10/15	10,302	10,500	10,342
11/15	10,436	10,547	10,482
12/15	9,999	10,349	10,046
1/16	9,426	9,826	9,474
2/16	9,554	9,828	9,608
3/16	10,361	10,511	10,426
4/16	10,484	10,561	10,553
5/16	10,723	10,754	10,797
6/16	10,762	10,785	10,842
7/16	11,219	11,192	11,307
8/16	11,269	11,214	11,364
9/16	11,196	11,213	11,291
10/16	10,890	10,993	10,989
11/16	11,759	11,464	11,869
12/16	12,011	11,698	12,129
1/17	12,206	11,909	12,332
2/17	12,524	12,360	12,656
3/17	12,465	12,369	12,607
4/17	12,566	12,494	12,712
5/17	12,501	12,638	12,650
6/17	12,696	12,735	12,855
7/17	12,802	12,983	12,968
8/17	12,601	12,994	12,769
9/17	13,091	13,301	13,269
10/17	13,380	13,605	13,569
11/17	13,876	14,030	14,068
12/17	13,898	14,170	14,099
1/18	14,289	14,939	14,504
2/18	13,652	14,380	13,861
3/18	13,772	14,067	13,990
4/18	13,728	14,118	13,954
5/18	14,295	14,492	14,530
6/18	14,346	14,582	14,591
7/18	14,598	15,102	14,848
8/18	15,055	15,601	15,323
9/18	14,885	15,654	15,155
10/18	13,458	14,538	13,708
11/18	13,875	14,842	14,136
12/18	12,299	13,467	12,536
1/19	13,585	14,577	13,848
2/19	14,159	15,060	14,435
3/19	14,075	15,304	14,353
4/19	14,634	15,923	14,930
5/19	13,467	14,884	13,740
6/19	14,487	15,940	14,790
7/19	14,662	16,165	14,966
8/19	14,040	15,870	14,338
9/19	14,466	16,185	14,777
10/19	14,620	16,523	14,944
11/19	15,054	17,114	15,389
12/19	15,471	17,628	15,821
1/20	15,057	17,575	15,408
2/20	13,622	16,108	13,945
3/20	10,864	14,001	11,122
4/20	12,402	15,806	12,699
5/20	13,312	16,580	13,628
6/20	13,474	16,909	13,799
7/20	14,096	17,847	14,436
8/20	14,584	19,080	14,943
9/20	14,103	18,357	14,458
10/20	14,406	17,938	14,772
11/20	16,455	19,966	16,881
12/20	17,524	20,787	17,982
1/21	17,769	20,647	18,252
2/21	18,970	21,293	19,494
3/21	19,847	22,224	20,404
4/21	20,733	23,378	21,323
5/21	20,772	23,543	21,365
6/21	20,551	24,032	21,146
7/21	20,614	24,544	21,219
8/21	21,009	25,268	21,632
9/21	20,164	24,117	20,773
10/21	21,341	25,769	21,996
11/21	20,709	25,547	21,350
12/21	21,755	26,700	22,434
1/22	20,179	25,274	20,817
2/22	20,393	24,602	21,049
3/22	20,676	25,462	21,340
4/22	19,193	23,270	19,823
5/22	19,330	23,329	19,972
6/22	17,471	21,384	18,050
7/22	19,356	23,379	20,009
8/22	18,748	22,437	19,388
9/22	17,026	20,367	17,606
10/22	18,808	22,066	19,458
11/22	19,947	23,298	20,648
12/22	18,838	21,953	19,504
1/23	20,562	23,388	21,304
2/23	20,186	22,833	20,918
3/23	19,535	23,525	20,247
4/23	19,379	23,835	20,088
5/23	18,756	23,879	19,447
6/23	20,470	25,498	21,229
7/23	21,304	26,345	22,105
8/23	20,681	25,889	21,465
9/23	19,590	24,641	20,337
10/23	18,536	24,054	19,251
11/23	20,113	26,238	20,889
12/23	21,853	27,544	22,710
1/24	21,465	27,912	22,321
2/24	22,735	29,397	23,647
3/24	24,005	30,383	24,970
4/24	22,545	29,097	23,467
5/24	23,531	30,531	24,497
6/24	23,152	31,496	24,110
7/24	24,479	32,029	25,510
8/24	24,450	32,728	25,490
9/24	24,725	33,399	25,784
10/24	24,545	33,085	25,602

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	32.42%	10.92%	9.39%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,273,220
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$2,086

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.27%
Industrial	22.94%
Consumer, Non-cyclical	16.76%
Consumer, Cyclical	14.61%
Technology	8.57%
Energy	5.11%
Basic Materials	4.01%
Utilities	2.55%
Money Market Funds	1.50%
Communications	1.19%
Exchange-Traded Funds	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARR5-0

R-6

PMAPX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$19	0.16%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $24,859	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,178	10,252	10,185
12/14	10,253	10,246	10,269
1/15	10,134	9,952	10,154
2/15	10,649	10,519	10,674
3/15	10,779	10,388	10,815
4/15	10,613	10,456	10,653
5/15	10,795	10,596	10,843
6/15	10,649	10,406	10,700
7/15	10,654	10,598	10,714
8/15	10,055	9,965	10,117
9/15	9,722	9,709	9,791
10/15	10,264	10,500	10,342
11/15	10,399	10,547	10,482
12/15	9,958	10,349	10,046
1/16	9,387	9,826	9,474
2/16	9,516	9,828	9,608
3/16	10,316	10,511	10,426
4/16	10,433	10,561	10,553
5/16	10,668	10,754	10,797
6/16	10,702	10,785	10,842
7/16	11,155	11,192	11,307
8/16	11,205	11,214	11,364
9/16	11,127	11,213	11,291
10/16	10,819	10,993	10,989
11/16	11,681	11,464	11,869
12/16	11,935	11,698	12,129
1/17	12,128	11,909	12,332
2/17	12,447	12,360	12,656
3/17	12,387	12,369	12,607
4/17	12,490	12,494	12,712
5/17	12,429	12,638	12,650
6/17	12,628	12,735	12,855
7/17	12,737	12,983	12,968
8/17	12,538	12,994	12,769
9/17	13,026	13,301	13,269
10/17	13,315	13,605	13,569
11/17	13,810	14,030	14,068
12/17	13,841	14,170	14,099
1/18	14,229	14,939	14,504
2/18	13,595	14,380	13,861
3/18	13,718	14,067	13,990
4/18	13,686	14,118	13,954
5/18	14,248	14,492	14,530
6/18	14,300	14,582	14,591
7/18	14,552	15,102	14,848
8/18	15,015	15,601	15,323
9/18	14,847	15,654	15,155
10/18	13,429	14,538	13,708
11/18	13,849	14,842	14,136
12/18	12,276	13,467	12,536
1/19	13,568	14,577	13,848
2/19	14,138	15,060	14,435
3/19	14,059	15,304	14,353
4/19	14,615	15,923	14,930
5/19	13,453	14,884	13,740
6/19	14,478	15,940	14,790
7/19	14,651	16,165	14,966
8/19	14,037	15,870	14,338
9/19	14,463	16,185	14,777
10/19	14,629	16,523	14,944
11/19	15,062	17,114	15,389
12/19	15,477	17,628	15,821
1/20	15,071	17,575	15,408
2/20	13,637	16,108	13,945
3/20	10,876	14,001	11,122
4/20	12,417	15,806	12,699
5/20	13,338	16,580	13,628
6/20	13,506	16,909	13,799
7/20	14,120	17,847	14,436
8/20	14,618	19,080	14,943
9/20	14,143	18,357	14,458
10/20	14,442	17,938	14,772
11/20	16,505	19,966	16,881
12/20	17,578	20,787	17,982
1/21	17,833	20,647	18,252
2/21	19,044	21,293	19,494
3/21	19,925	22,224	20,404
4/21	20,815	23,378	21,323
5/21	20,856	23,543	21,365
6/21	20,642	24,032	21,146
7/21	20,708	24,544	21,219
8/21	21,111	25,268	21,632
9/21	20,271	24,117	20,773
10/21	21,457	25,769	21,996
11/21	20,823	25,547	21,350
12/21	21,880	26,700	22,434
1/22	20,299	25,274	20,817
2/22	20,523	24,602	21,049
3/22	20,802	25,462	21,340
4/22	19,320	23,270	19,823
5/22	19,464	23,329	19,972
6/22	17,595	21,384	18,050
7/22	19,490	23,379	20,009
8/22	18,889	22,437	19,388
9/22	17,155	20,367	17,606
10/22	18,961	22,066	19,458
11/22	20,110	23,298	20,648
12/22	18,989	21,953	19,504
1/23	20,738	23,388	21,304
2/23	20,371	22,833	20,918
3/23	19,714	23,525	20,247
4/23	19,559	23,835	20,088
5/23	18,931	23,879	19,447
6/23	20,670	25,498	21,229
7/23	21,511	26,345	22,105
8/23	20,893	25,889	21,465
9/23	19,791	24,641	20,337
10/23	18,738	24,054	19,251
11/23	20,322	26,238	20,889
12/23	22,090	27,544	22,710
1/24	21,709	27,912	22,321
2/24	22,993	29,397	23,647
3/24	24,277	30,383	24,970
4/24	22,813	29,097	23,467
5/24	23,816	30,531	24,497
6/24	23,435	31,496	24,110
7/24	24,789	32,029	25,510
8/24	24,769	32,728	25,490
9/24	25,050	33,399	25,784
10/24	24,859	33,085	25,602

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	32.67%	11.19%	9.53%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,273,220
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$2,086

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.27%
Industrial	22.94%
Consumer, Non-cyclical	16.76%
Consumer, Cyclical	14.61%
Technology	8.57%
Energy	5.11%
Basic Materials	4.01%
Utilities	2.55%
Money Market Funds	1.50%
Communications	1.19%
Exchange-Traded Funds	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARR6-0

Class A

PCMVX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.05%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $21,550	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	9,450	10,000	10,000
11/14	9,706	10,242	10,178
12/14	9,779	10,242	10,254
1/15	9,553	9,957	10,108
2/15	9,985	10,534	10,522
3/15	9,990	10,427	10,503
4/15	9,902	10,474	10,383
5/15	10,057	10,619	10,567
6/15	9,772	10,441	10,296
7/15	9,744	10,616	10,282
8/15	9,249	9,975	9,796
9/15	8,872	9,684	9,469
10/15	9,369	10,449	10,047
11/15	9,387	10,507	10,076
12/15	9,055	10,291	9,764
1/16	8,446	9,711	9,225
2/16	8,430	9,707	9,289
3/16	9,173	10,391	10,147
4/16	9,295	10,455	10,365
5/16	9,490	10,642	10,534
6/16	9,488	10,664	10,630
7/16	9,771	11,087	11,081
8/16	9,857	11,116	11,057
9/16	9,891	11,133	11,103
10/16	9,597	10,892	10,834
11/16	10,288	11,380	11,512
12/16	10,409	11,602	11,717
1/17	10,599	11,820	11,914
2/17	10,901	12,260	12,247
3/17	10,861	12,268	12,157
4/17	10,836	12,398	12,180
5/17	10,782	12,525	12,142
6/17	10,875	12,638	12,323
7/17	11,065	12,876	12,487
8/17	10,936	12,901	12,253
9/17	11,266	13,216	12,587
10/17	11,433	13,504	12,689
11/17	11,792	13,914	13,118
12/17	11,896	14,053	13,280
1/18	12,225	14,794	13,585
2/18	11,725	14,249	12,916
3/18	11,675	13,963	12,948
4/18	11,704	14,016	13,012
5/18	11,827	14,412	13,153
6/18	11,950	14,506	13,259
7/18	12,357	14,987	13,620
8/18	12,527	15,514	13,805
9/18	12,461	15,539	13,696
10/18	11,513	14,395	12,710
11/18	11,747	14,683	13,014
12/18	10,568	13,317	11,648
1/19	11,563	14,460	12,847
2/19	11,979	14,968	13,256
3/19	11,993	15,187	13,322
4/19	12,465	15,793	13,761
5/19	11,664	14,771	12,878
6/19	12,456	15,809	13,747
7/19	12,563	16,044	13,862
8/19	12,198	15,717	13,373
9/19	12,643	15,993	13,916
10/19	12,705	16,337	13,990
11/19	13,026	16,958	14,363
12/19	13,339	17,447	14,800
1/20	13,012	17,428	14,512
2/20	11,725	16,002	13,075
3/20	9,403	13,801	10,107
4/20	10,624	15,629	11,457
5/20	11,184	16,465	11,988
6/20	11,268	16,841	12,124
7/20	11,679	17,797	12,696
8/20	12,108	19,087	13,199
9/20	11,837	18,392	12,900
10/20	11,902	17,995	13,020
11/20	13,516	20,184	14,848
12/20	14,118	21,092	15,535
1/21	14,127	20,998	15,499
2/21	15,379	21,654	16,700
3/21	16,330	22,431	17,563
4/21	17,215	23,587	18,412
5/21	17,563	23,695	18,775
6/21	17,205	24,279	18,557
7/21	17,440	24,689	18,671
8/21	17,845	25,393	19,072
9/21	17,045	24,254	18,369
10/21	17,817	25,894	19,347
11/21	17,318	25,500	18,759
12/21	18,472	26,504	19,937
1/22	17,756	24,945	19,086
2/22	17,693	24,317	18,997
3/22	18,177	25,105	19,574
4/22	17,483	22,852	18,411
5/22	17,883	22,822	18,765
6/22	16,126	20,912	16,702
7/22	17,441	22,874	18,139
8/22	16,873	22,021	17,584
9/22	15,453	19,979	15,879
10/22	17,073	21,617	17,379
11/22	18,040	22,745	18,055
12/22	17,289	21,414	17,538
1/23	18,424	22,888	18,955
2/23	18,008	22,353	18,348
3/23	17,570	22,951	17,770
4/23	17,536	23,196	17,771
5/23	16,716	23,286	16,983
6/23	17,997	24,876	18,456
7/23	18,660	25,768	19,260
8/23	18,143	25,270	18,578
9/23	17,334	24,067	17,633
10/23	16,728	23,429	16,759
11/23	18,087	25,613	18,339
12/23	19,126	26,972	19,768
1/24	19,032	27,271	19,414
2/24	19,899	28,747	20,342
3/24	20,965	29,674	21,394
4/24	19,864	28,369	20,275
5/24	20,461	29,709	21,003
6/24	20,156	30,629	20,666
7/24	21,222	31,198	21,915
8/24	21,667	31,877	22,328
9/24	21,960	32,537	22,749
10/24	21,550	32,298	22,463

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class A Shares Excluding Sales Charge	28.83%	11.15%	8.59%
Class A Shares Including Sales Charge	21.72%	9.90%	7.98%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 29, 2003.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,840,343
  Total Number of Portfolio Holdings727
  Portfolio Turnover Rate 55.3%
  Total Advisory Fees Paid (amount in thousands)$22,184

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.20%
Industrial	17.21%
Consumer, Non-cyclical	16.15%
Consumer, Cyclical	9.81%
Technology	8.46%
Energy	5.66%
Basic Materials	5.61%
Utilities	5.09%
Communications	3.71%
Money Market Funds	1.85%
Exchange-Traded Funds	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARA-0

Class J

PVEJX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$96	0.84%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $23,074	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,263	10,242	10,178
12/14	10,346	10,242	10,254
1/15	10,107	9,957	10,108
2/15	10,556	10,534	10,522
3/15	10,563	10,427	10,503
4/15	10,472	10,474	10,383
5/15	10,634	10,619	10,567
6/15	10,325	10,441	10,296
7/15	10,297	10,616	10,282
8/15	9,777	9,975	9,796
9/15	9,370	9,684	9,469
10/15	9,904	10,449	10,047
11/15	9,918	10,507	10,076
12/15	9,570	10,291	9,764
1/16	8,924	9,711	9,225
2/16	8,908	9,707	9,289
3/16	9,687	10,391	10,147
4/16	9,819	10,455	10,365
5/16	10,029	10,642	10,534
6/16	10,022	10,664	10,630
7/16	10,317	11,087	11,081
8/16	10,411	11,116	11,057
9/16	10,450	11,133	11,103
10/16	10,138	10,892	10,834
11/16	10,863	11,380	11,512
12/16	10,988	11,602	11,717
1/17	11,194	11,820	11,914
2/17	11,509	12,260	12,247
3/17	11,470	12,268	12,157
4/17	11,446	12,398	12,180
5/17	11,383	12,525	12,142
6/17	11,485	12,638	12,323
7/17	11,683	12,876	12,487
8/17	11,549	12,901	12,253
9/17	11,896	13,216	12,587
10/17	12,077	13,504	12,689
11/17	12,456	13,914	13,118
12/17	12,562	14,053	13,280
1/18	12,907	14,794	13,585
2/18	12,385	14,249	12,916
3/18	12,334	13,963	12,948
4/18	12,360	14,016	13,012
5/18	12,486	14,412	13,153
6/18	12,621	14,506	13,259
7/18	13,050	14,987	13,620
8/18	13,235	15,514	13,805
9/18	13,159	15,539	13,696
10/18	12,158	14,395	12,710
11/18	12,410	14,683	13,014
12/18	11,167	13,317	11,648
1/19	12,213	14,460	12,847
2/19	12,641	14,968	13,256
3/19	12,670	15,187	13,322
4/19	13,155	15,793	13,761
5/19	12,318	14,771	12,878
6/19	13,164	15,809	13,747
7/19	13,279	16,044	13,862
8/19	12,889	15,717	13,373
9/19	13,374	15,993	13,916
10/19	13,440	16,337	13,990
11/19	13,783	16,958	14,363
12/19	14,112	17,447	14,800
1/20	13,772	17,428	14,512
2/20	12,414	16,002	13,075
3/20	9,957	13,801	10,107
4/20	11,246	15,629	11,457
5/20	11,845	16,465	11,988
6/20	11,945	16,841	12,124
7/20	12,374	17,797	12,696
8/20	12,843	19,087	13,199
9/20	12,554	18,392	12,900
10/20	12,634	17,995	13,020
11/20	14,342	20,184	14,848
12/20	14,995	21,092	15,535
1/21	14,995	20,998	15,499
2/21	16,329	21,654	16,700
3/21	17,340	22,431	17,563
4/21	18,281	23,587	18,412
5/21	18,655	23,695	18,775
6/21	18,271	24,279	18,557
7/21	18,523	24,689	18,671
8/21	18,958	25,393	19,072
9/21	18,119	24,254	18,369
10/21	18,948	25,894	19,347
11/21	18,422	25,500	18,759
12/21	19,647	26,504	19,937
1/22	18,887	24,945	19,086
2/22	18,831	24,317	18,997
3/22	19,341	25,105	19,574
4/22	18,616	22,852	18,411
5/22	19,035	22,822	18,765
6/22	17,177	20,912	16,702
7/22	18,570	22,874	18,139
8/22	17,970	22,021	17,584
9/22	16,463	19,979	15,879
10/22	18,196	21,617	17,379
11/22	19,227	22,745	18,055
12/22	18,429	21,414	17,538
1/23	19,642	22,888	18,955
2/23	19,206	22,353	18,348
3/23	18,745	22,951	17,770
4/23	18,708	23,196	17,771
5/23	17,835	23,286	16,983
6/23	19,206	24,876	18,456
7/23	19,922	25,768	19,260
8/23	19,363	25,270	18,578
9/23	18,502	24,067	17,633
10/23	17,859	23,429	16,759
11/23	19,315	25,613	18,339
12/23	20,436	26,972	19,768
1/24	20,334	27,271	19,414
2/24	21,260	28,747	20,342
3/24	22,414	29,674	21,394
4/24	21,235	28,369	20,275
5/24	21,882	29,709	21,003
6/24	21,552	30,629	20,666
7/24	22,706	31,198	21,915
8/24	23,188	31,877	22,328
9/24	23,505	32,537	22,749
10/24	23,074	32,298	22,463

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	29.20%	11.41%	8.72%
Class J Shares Including Sales Charge	28.20%	11.41%	8.72%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,840,343
  Total Number of Portfolio Holdings727
  Portfolio Turnover Rate 55.3%
  Total Advisory Fees Paid (amount in thousands)$22,184

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.20%
Industrial	17.21%
Consumer, Non-cyclical	16.15%
Consumer, Cyclical	9.81%
Technology	8.46%
Energy	5.66%
Basic Materials	5.61%
Utilities	5.09%
Communications	3.71%
Money Market Funds	1.85%
Exchange-Traded Funds	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARJ-0

Institutional

PVMIX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.69%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $23,627	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,273	10,242	10,178
12/14	10,352	10,242	10,254
1/15	10,115	9,957	10,108
2/15	10,575	10,534	10,522
3/15	10,582	10,427	10,503
4/15	10,492	10,474	10,383
5/15	10,659	10,619	10,567
6/15	10,359	10,441	10,296
7/15	10,331	10,616	10,282
8/15	9,809	9,975	9,796
9/15	9,411	9,684	9,469
10/15	9,941	10,449	10,047
11/15	9,962	10,507	10,076
12/15	9,611	10,291	9,764
1/16	8,968	9,711	9,225
2/16	8,952	9,707	9,289
3/16	9,743	10,391	10,147
4/16	9,875	10,455	10,365
5/16	10,085	10,642	10,534
6/16	10,085	10,664	10,630
7/16	10,387	11,087	11,081
8/16	10,480	11,116	11,057
9/16	10,519	11,133	11,103
10/16	10,209	10,892	10,834
11/16	10,946	11,380	11,512
12/16	11,078	11,602	11,717
1/17	11,283	11,820	11,914
2/17	11,606	12,260	12,247
3/17	11,566	12,268	12,157
4/17	11,543	12,398	12,180
5/17	11,488	12,525	12,142
6/17	11,590	12,638	12,323
7/17	11,795	12,876	12,487
8/17	11,661	12,901	12,253
9/17	12,016	13,216	12,587
10/17	12,197	13,504	12,689
11/17	12,583	13,914	13,118
12/17	12,697	14,053	13,280
1/18	13,051	14,794	13,585
2/18	12,520	14,249	12,916
3/18	12,470	13,963	12,948
4/18	12,503	14,016	13,012
5/18	12,638	14,412	13,153
6/18	12,773	14,506	13,259
7/18	13,211	14,987	13,620
8/18	13,397	15,514	13,805
9/18	13,329	15,539	13,696
10/18	12,318	14,395	12,710
11/18	12,571	14,683	13,014
12/18	11,312	13,317	11,648
1/19	12,381	14,460	12,847
2/19	12,829	14,968	13,256
3/19	12,848	15,187	13,322
4/19	13,335	15,793	13,761
5/19	12,486	14,771	12,878
6/19	13,344	15,809	13,747
7/19	13,468	16,044	13,862
8/19	13,077	15,717	13,373
9/19	13,563	15,993	13,916
10/19	13,640	16,337	13,990
11/19	13,993	16,958	14,363
12/19	14,330	17,447	14,800
1/20	13,979	17,428	14,512
2/20	12,605	16,002	13,075
3/20	10,108	13,801	10,107
4/20	11,432	15,629	11,457
5/20	12,043	16,465	11,988
6/20	12,144	16,841	12,124
7/20	12,585	17,797	12,696
8/20	13,056	19,087	13,199
9/20	12,765	18,392	12,900
10/20	12,846	17,995	13,020
11/20	14,590	20,184	14,848
12/20	15,262	21,092	15,535
1/21	15,262	20,998	15,499
2/21	16,614	21,654	16,700
3/21	17,651	22,431	17,563
4/21	18,607	23,587	18,412
5/21	18,993	23,695	18,775
6/21	18,607	24,279	18,557
7/21	18,871	24,689	18,671
8/21	19,309	25,393	19,072
9/21	18,454	24,254	18,369
10/21	19,298	25,894	19,347
11/21	18,770	25,500	18,759
12/21	20,020	26,504	19,937
1/22	19,245	24,945	19,086
2/22	19,188	24,317	18,997
3/22	19,713	25,105	19,574
4/22	18,972	22,852	18,411
5/22	19,405	22,822	18,765
6/22	17,513	20,912	16,702
7/22	18,938	22,874	18,139
8/22	18,322	22,021	17,584
9/22	16,796	19,979	15,879
10/22	18,562	21,617	17,379
11/22	19,621	22,745	18,055
12/22	18,820	21,414	17,538
1/23	20,054	22,888	18,955
2/23	19,602	22,353	18,348
3/23	19,138	22,951	17,770
4/23	19,101	23,196	17,771
5/23	18,222	23,286	16,983
6/23	19,614	24,876	18,456
7/23	20,347	25,768	19,260
8/23	19,797	25,270	18,578
9/23	18,918	24,067	17,633
10/23	18,258	23,429	16,759
11/23	19,760	25,613	18,339
12/23	20,904	26,972	19,768
1/24	20,801	27,271	19,414
2/24	21,760	28,747	20,342
3/24	22,924	29,674	21,394
4/24	21,735	28,369	20,275
5/24	22,400	29,709	21,003
6/24	22,067	30,629	20,666
7/24	23,243	31,198	21,915
8/24	23,742	31,877	22,328
9/24	24,062	32,537	22,749
10/24	23,627	32,298	22,463

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	29.40%	11.61%	8.98%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,840,343
  Total Number of Portfolio Holdings727
  Portfolio Turnover Rate 55.3%
  Total Advisory Fees Paid (amount in thousands)$22,184

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.20%
Industrial	17.21%
Consumer, Non-cyclical	16.15%
Consumer, Cyclical	9.81%
Technology	8.46%
Energy	5.66%
Basic Materials	5.61%
Utilities	5.09%
Communications	3.71%
Money Market Funds	1.85%
Exchange-Traded Funds	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARI-0

R-1

PLASX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$171	1.50%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $21,777	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,263	10,242	10,178
12/14	10,336	10,242	10,254
1/15	10,092	9,957	10,108
2/15	10,544	10,534	10,522
3/15	10,544	10,427	10,503
4/15	10,444	10,474	10,383
5/15	10,601	10,619	10,567
6/15	10,293	10,441	10,296
7/15	10,257	10,616	10,282
8/15	9,740	9,975	9,796
9/15	9,331	9,684	9,469
10/15	9,855	10,449	10,047
11/15	9,869	10,507	10,076
12/15	9,513	10,291	9,764
1/16	8,869	9,711	9,225
2/16	8,845	9,707	9,289
3/16	9,617	10,391	10,147
4/16	9,744	10,455	10,365
5/16	9,943	10,642	10,534
6/16	9,935	10,664	10,630
7/16	10,221	11,087	11,081
8/16	10,317	11,116	11,057
9/16	10,341	11,133	11,103
10/16	10,030	10,892	10,834
11/16	10,746	11,380	11,512
12/16	10,867	11,602	11,717
1/17	11,067	11,820	11,914
2/17	11,371	12,260	12,247
3/17	11,323	12,268	12,157
4/17	11,291	12,398	12,180
5/17	11,227	12,525	12,142
6/17	11,323	12,638	12,323
7/17	11,515	12,876	12,487
8/17	11,379	12,901	12,253
9/17	11,716	13,216	12,587
10/17	11,884	13,504	12,689
11/17	12,252	13,914	13,118
12/17	12,352	14,053	13,280
1/18	12,685	14,794	13,585
2/18	12,165	14,249	12,916
3/18	12,105	13,963	12,948
4/18	12,131	14,016	13,012
5/18	12,250	14,412	13,153
6/18	12,369	14,506	13,259
7/18	12,787	14,987	13,620
8/18	12,958	15,514	13,805
9/18	12,890	15,539	13,696
10/18	11,901	14,395	12,710
11/18	12,139	14,683	13,014
12/18	10,917	13,317	11,648
1/19	11,935	14,460	12,847
2/19	12,357	14,968	13,256
3/19	12,367	15,187	13,322
4/19	12,847	15,793	13,761
5/19	12,021	14,771	12,878
6/19	12,837	15,809	13,747
7/19	12,943	16,044	13,862
8/19	12,559	15,717	13,373
9/19	13,020	15,993	13,916
10/19	13,087	16,337	13,990
11/19	13,413	16,958	14,363
12/19	13,727	17,447	14,800
1/20	13,386	17,428	14,512
2/20	12,062	16,002	13,075
3/20	9,666	13,801	10,107
4/20	10,919	15,629	11,457
5/20	11,501	16,465	11,988
6/20	11,581	16,841	12,124
7/20	12,002	17,797	12,696
8/20	12,443	19,087	13,199
9/20	12,162	18,392	12,900
10/20	12,233	17,995	13,020
11/20	13,877	20,184	14,848
12/20	14,503	21,092	15,535
1/21	14,493	20,998	15,499
2/21	15,776	21,654	16,700
3/21	16,745	22,431	17,563
4/21	17,644	23,587	18,412
5/21	17,988	23,695	18,775
6/21	17,614	24,279	18,557
7/21	17,856	24,689	18,671
8/21	18,260	25,393	19,072
9/21	17,442	24,254	18,369
10/21	18,230	25,894	19,347
11/21	17,705	25,500	18,759
12/21	18,880	26,504	19,937
1/22	18,134	24,945	19,086
2/22	18,078	24,317	18,997
3/22	18,564	25,105	19,574
4/22	17,852	22,852	18,411
5/22	18,247	22,822	18,765
6/22	16,451	20,912	16,702
7/22	17,784	22,874	18,139
8/22	17,197	22,021	17,584
9/22	15,739	19,979	15,879
10/22	17,389	21,617	17,379
11/22	18,372	22,745	18,055
12/22	17,611	21,414	17,538
1/23	18,745	22,888	18,955
2/23	18,323	22,353	18,348
3/23	17,876	22,951	17,770
4/23	17,828	23,196	17,771
5/23	16,996	23,286	16,983
6/23	18,286	24,876	18,456
7/23	18,950	25,768	19,260
8/23	18,419	25,270	18,578
9/23	17,599	24,067	17,633
10/23	16,972	23,429	16,759
11/23	18,347	25,613	18,339
12/23	19,404	26,972	19,768
1/24	19,303	27,271	19,414
2/24	20,170	28,747	20,342
3/24	21,237	29,674	21,394
4/24	20,119	28,369	20,275
5/24	20,722	29,709	21,003
6/24	20,396	30,629	20,666
7/24	21,476	31,198	21,915
8/24	21,915	31,877	22,328
9/24	22,204	32,537	22,749
10/24	21,777	32,298	22,463

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	28.32%	10.72%	8.09%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,840,343
  Total Number of Portfolio Holdings727
  Portfolio Turnover Rate 55.3%
  Total Advisory Fees Paid (amount in thousands)$22,184

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.20%
Industrial	17.21%
Consumer, Non-cyclical	16.15%
Consumer, Cyclical	9.81%
Technology	8.46%
Energy	5.66%
Basic Materials	5.61%
Utilities	5.09%
Communications	3.71%
Money Market Funds	1.85%
Exchange-Traded Funds	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARR1-0

R-3

PMPRX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$136	1.19%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $22,458	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,264	10,242	10,178
12/14	10,343	10,242	10,254
1/15	10,103	9,957	10,108
2/15	10,554	10,534	10,522
3/15	10,554	10,427	10,503
4/15	10,463	10,474	10,383
5/15	10,625	10,619	10,567
6/15	10,315	10,441	10,296
7/15	10,280	10,616	10,282
8/15	9,765	9,975	9,796
9/15	9,357	9,684	9,469
10/15	9,885	10,449	10,047
11/15	9,899	10,507	10,076
12/15	9,549	10,291	9,764
1/16	8,902	9,711	9,225
2/16	8,886	9,707	9,289
3/16	9,659	10,391	10,147
4/16	9,791	10,455	10,365
5/16	9,994	10,642	10,534
6/16	9,986	10,664	10,630
7/16	10,283	11,087	11,081
8/16	10,376	11,116	11,057
9/16	10,408	11,133	11,103
10/16	10,096	10,892	10,834
11/16	10,813	11,380	11,512
12/16	10,944	11,602	11,717
1/17	11,141	11,820	11,914
2/17	11,448	12,260	12,247
3/17	11,409	12,268	12,157
4/17	11,385	12,398	12,180
5/17	11,322	12,525	12,142
6/17	11,417	12,638	12,323
7/17	11,614	12,876	12,487
8/17	11,480	12,901	12,253
9/17	11,819	13,216	12,587
10/17	11,992	13,504	12,689
11/17	12,370	13,914	13,118
12/17	12,473	14,053	13,280
1/18	12,817	14,794	13,585
2/18	12,289	14,249	12,916
3/18	12,239	13,963	12,948
4/18	12,264	14,016	13,012
5/18	12,390	14,412	13,153
6/18	12,515	14,506	13,259
7/18	12,943	14,987	13,620
8/18	13,119	15,514	13,805
9/18	13,043	15,539	13,696
10/18	12,046	14,395	12,710
11/18	12,289	14,683	13,014
12/18	11,053	13,317	11,648
1/19	12,091	14,460	12,847
2/19	12,516	14,968	13,256
3/19	12,535	15,187	13,322
4/19	13,025	15,793	13,761
5/19	12,195	14,771	12,878
6/19	13,025	15,809	13,747
7/19	13,139	16,044	13,862
8/19	12,752	15,717	13,373
9/19	13,224	15,993	13,916
10/19	13,290	16,337	13,990
11/19	13,620	16,958	14,363
12/19	13,943	17,447	14,800
1/20	13,607	17,428	14,512
2/20	12,262	16,002	13,075
3/20	9,829	13,801	10,107
4/20	11,105	15,629	11,457
5/20	11,698	16,465	11,988
6/20	11,787	16,841	12,124
7/20	12,213	17,797	12,696
8/20	12,668	19,087	13,199
9/20	12,391	18,392	12,900
10/20	12,460	17,995	13,020
11/20	14,141	20,184	14,848
12/20	14,779	21,092	15,535
1/21	14,779	20,998	15,499
2/21	16,088	21,654	16,700
3/21	17,076	22,431	17,563
4/21	17,995	23,587	18,412
5/21	18,364	23,695	18,775
6/21	17,985	24,279	18,557
7/21	18,225	24,689	18,671
8/21	18,654	25,393	19,072
9/21	17,815	24,254	18,369
10/21	18,624	25,894	19,347
11/21	18,105	25,500	18,759
12/21	19,303	26,504	19,937
1/22	18,544	24,945	19,086
2/22	18,489	24,317	18,997
3/22	18,991	25,105	19,574
4/22	18,265	22,852	18,411
5/22	18,678	22,822	18,765
6/22	16,848	20,912	16,702
7/22	18,210	22,874	18,139
8/22	17,618	22,021	17,584
9/22	16,134	19,979	15,879
10/22	17,830	21,617	17,379
11/22	18,846	22,745	18,055
12/22	18,060	21,414	17,538
1/23	19,239	22,888	18,955
2/23	18,799	22,353	18,348
3/23	18,346	22,951	17,770
4/23	18,298	23,196	17,771
5/23	17,452	23,286	16,983
6/23	18,775	24,876	18,456
7/23	19,478	25,768	19,260
8/23	18,930	25,270	18,578
9/23	18,084	24,067	17,633
10/23	17,452	23,429	16,759
11/23	18,870	25,613	18,339
12/23	19,961	26,972	19,768
1/24	19,862	27,271	19,414
2/24	20,756	28,747	20,342
3/24	21,862	29,674	21,394
4/24	20,719	28,369	20,275
5/24	21,340	29,709	21,003
6/24	21,017	30,629	20,666
7/24	22,135	31,198	21,915
8/24	22,595	31,877	22,328
9/24	22,893	32,537	22,749
10/24	22,458	32,298	22,463

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	28.68%	11.06%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,840,343
  Total Number of Portfolio Holdings727
  Portfolio Turnover Rate 55.3%
  Total Advisory Fees Paid (amount in thousands)$22,184

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.20%
Industrial	17.21%
Consumer, Non-cyclical	16.15%
Consumer, Cyclical	9.81%
Technology	8.46%
Energy	5.66%
Basic Materials	5.61%
Utilities	5.09%
Communications	3.71%
Money Market Funds	1.85%
Exchange-Traded Funds	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARR3-0

R-4

PABWX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$114	1.00%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $22,901	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,270	10,242	10,178
12/14	10,351	10,242	10,254
1/15	10,112	9,957	10,108
2/15	10,562	10,534	10,522
3/15	10,569	10,427	10,503
4/15	10,478	10,474	10,383
5/15	10,639	10,619	10,567
6/15	10,330	10,441	10,296
7/15	10,302	10,616	10,282
8/15	9,781	9,975	9,796
9/15	9,373	9,684	9,469
10/15	9,908	10,449	10,047
11/15	9,922	10,507	10,076
12/15	9,570	10,291	9,764
1/16	8,930	9,711	9,225
2/16	8,907	9,707	9,289
3/16	9,687	10,391	10,147
4/16	9,820	10,455	10,365
5/16	10,031	10,642	10,534
6/16	10,023	10,664	10,630
7/16	10,319	11,087	11,081
8/16	10,413	11,116	11,057
9/16	10,444	11,133	11,103
10/16	10,140	10,892	10,834
11/16	10,858	11,380	11,512
12/16	10,991	11,602	11,717
1/17	11,196	11,820	11,914
2/17	11,504	12,260	12,247
3/17	11,465	12,268	12,157
4/17	11,441	12,398	12,180
5/17	11,378	12,525	12,142
6/17	11,481	12,638	12,323
7/17	11,678	12,876	12,487
8/17	11,544	12,901	12,253
9/17	11,892	13,216	12,587
10/17	12,065	13,504	12,689
11/17	12,445	13,914	13,118
12/17	12,555	14,053	13,280
1/18	12,900	14,794	13,585
2/18	12,370	14,249	12,916
3/18	12,319	13,963	12,948
4/18	12,344	14,016	13,012
5/18	12,471	14,412	13,153
6/18	12,605	14,506	13,259
7/18	13,035	14,987	13,620
8/18	13,212	15,514	13,805
9/18	13,144	15,539	13,696
10/18	12,142	14,395	12,710
11/18	12,386	14,683	13,014
12/18	11,145	13,317	11,648
1/19	12,190	14,460	12,847
2/19	12,627	14,968	13,256
3/19	12,646	15,187	13,322
4/19	13,140	15,793	13,761
5/19	12,304	14,771	12,878
6/19	13,140	15,809	13,747
7/19	13,254	16,044	13,862
8/19	12,865	15,717	13,373
9/19	13,349	15,993	13,916
10/19	13,416	16,337	13,990
11/19	13,758	16,958	14,363
12/19	14,092	17,447	14,800
1/20	13,743	17,428	14,512
2/20	12,387	16,002	13,075
3/20	9,933	13,801	10,107
4/20	11,230	15,629	11,457
5/20	11,828	16,465	11,988
6/20	11,918	16,841	12,124
7/20	12,357	17,797	12,696
8/20	12,815	19,087	13,199
9/20	12,526	18,392	12,900
10/20	12,606	17,995	13,020
11/20	14,311	20,184	14,848
12/20	14,957	21,092	15,535
1/21	14,957	20,998	15,499
2/21	16,278	21,654	16,700
3/21	17,297	22,431	17,563
4/21	18,225	23,587	18,412
5/21	18,598	23,695	18,775
6/21	18,215	24,279	18,557
7/21	18,467	24,689	18,671
8/21	18,901	25,393	19,072
9/21	18,054	24,254	18,369
10/21	18,881	25,894	19,347
11/21	18,346	25,500	18,759
12/21	19,573	26,504	19,937
1/22	18,805	24,945	19,086
2/22	18,749	24,317	18,997
3/22	19,257	25,105	19,574
4/22	18,534	22,852	18,411
5/22	18,952	22,822	18,765
6/22	17,101	20,912	16,702
7/22	18,489	22,874	18,139
8/22	17,880	22,021	17,584
9/22	16,378	19,979	15,879
10/22	18,105	21,617	17,379
11/22	19,133	22,745	18,055
12/22	18,346	21,414	17,538
1/23	19,541	22,888	18,955
2/23	19,094	22,353	18,348
3/23	18,647	22,951	17,770
4/23	18,599	23,196	17,771
5/23	17,742	23,286	16,983
6/23	19,094	24,876	18,456
7/23	19,806	25,768	19,260
8/23	19,251	25,270	18,578
9/23	18,394	24,067	17,633
10/23	17,754	23,429	16,759
11/23	19,203	25,613	18,339
12/23	20,317	26,972	19,768
1/24	20,216	27,271	19,414
2/24	21,136	28,747	20,342
3/24	22,270	29,674	21,394
4/24	21,098	28,369	20,275
5/24	21,741	29,709	21,003
6/24	21,401	30,629	20,666
7/24	22,548	31,198	21,915
8/24	23,014	31,877	22,328
9/24	23,329	32,537	22,749
10/24	22,901	32,298	22,463

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	28.99%	11.29%	8.64%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,840,343
  Total Number of Portfolio Holdings727
  Portfolio Turnover Rate 55.3%
  Total Advisory Fees Paid (amount in thousands)$22,184

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.20%
Industrial	17.21%
Consumer, Non-cyclical	16.15%
Consumer, Cyclical	9.81%
Technology	8.46%
Energy	5.66%
Basic Materials	5.61%
Utilities	5.09%
Communications	3.71%
Money Market Funds	1.85%
Exchange-Traded Funds	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARR4-0

R-5

PABVX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$101	0.88%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $23,166	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,268	10,242	10,178
12/14	10,345	10,242	10,254
1/15	10,107	9,957	10,108
2/15	10,562	10,534	10,522
3/15	10,569	10,427	10,503
4/15	10,478	10,474	10,383
5/15	10,639	10,619	10,567
6/15	10,338	10,441	10,296
7/15	10,303	10,616	10,282
8/15	9,785	9,975	9,796
9/15	9,386	9,684	9,469
10/15	9,911	10,449	10,047
11/15	9,932	10,507	10,076
12/15	9,582	10,291	9,764
1/16	8,936	9,711	9,225
2/16	8,921	9,707	9,289
3/16	9,706	10,391	10,147
4/16	9,831	10,455	10,365
5/16	10,041	10,642	10,534
6/16	10,041	10,664	10,630
7/16	10,336	11,087	11,081
8/16	10,429	11,116	11,057
9/16	10,468	11,133	11,103
10/16	10,157	10,892	10,834
11/16	10,881	11,380	11,512
12/16	11,010	11,602	11,717
1/17	11,223	11,820	11,914
2/17	11,530	12,260	12,247
3/17	11,491	12,268	12,157
4/17	11,467	12,398	12,180
5/17	11,412	12,525	12,142
6/17	11,515	12,638	12,323
7/17	11,712	12,876	12,487
8/17	11,578	12,901	12,253
9/17	11,924	13,216	12,587
10/17	12,106	13,504	12,689
11/17	12,484	13,914	13,118
12/17	12,597	14,053	13,280
1/18	12,942	14,794	13,585
2/18	12,421	14,249	12,916
3/18	12,370	13,963	12,948
4/18	12,396	14,016	13,012
5/18	12,522	14,412	13,153
6/18	12,656	14,506	13,259
7/18	13,085	14,987	13,620
8/18	13,270	15,514	13,805
9/18	13,203	15,539	13,696
10/18	12,194	14,395	12,710
11/18	12,446	14,683	13,014
12/18	11,200	13,317	11,648
1/19	12,254	14,460	12,847
2/19	12,682	14,968	13,256
3/19	12,710	15,187	13,322
4/19	13,204	15,793	13,761
5/19	12,368	14,771	12,878
6/19	13,214	15,809	13,747
7/19	13,328	16,044	13,862
8/19	12,938	15,717	13,373
9/19	13,423	15,993	13,916
10/19	13,489	16,337	13,990
11/19	13,841	16,958	14,363
12/19	14,172	17,447	14,800
1/20	13,823	17,428	14,512
2/20	12,457	16,002	13,075
3/20	9,993	13,801	10,107
4/20	11,300	15,629	11,457
5/20	11,898	16,465	11,988
6/20	11,998	16,841	12,124
7/20	12,437	17,797	12,696
8/20	12,906	19,087	13,199
9/20	12,616	18,392	12,900
10/20	12,686	17,995	13,020
11/20	14,412	20,184	14,848
12/20	15,064	21,092	15,535
1/21	15,064	20,998	15,499
2/21	16,396	21,654	16,700
3/21	17,416	22,431	17,563
4/21	18,365	23,587	18,412
5/21	18,739	23,695	18,775
6/21	18,355	24,279	18,557
7/21	18,608	24,689	18,671
8/21	19,042	25,393	19,072
9/21	18,204	24,254	18,369
10/21	19,032	25,894	19,347
11/21	18,497	25,500	18,759
12/21	19,729	26,504	19,937
1/22	18,960	24,945	19,086
2/22	18,915	24,317	18,997
3/22	19,424	25,105	19,574
4/22	18,689	22,852	18,411
5/22	19,119	22,822	18,765
6/22	17,253	20,912	16,702
7/22	18,655	22,874	18,139
8/22	18,045	22,021	17,584
9/22	16,530	19,979	15,879
10/22	18,271	21,617	17,379
11/22	19,311	22,745	18,055
12/22	18,520	21,414	17,538
1/23	19,730	22,888	18,955
2/23	19,282	22,353	18,348
3/23	18,822	22,951	17,770
4/23	18,786	23,196	17,771
5/23	17,914	23,286	16,983
6/23	19,282	24,876	18,456
7/23	20,008	25,768	19,260
8/23	19,452	25,270	18,578
9/23	18,592	24,067	17,633
10/23	17,939	23,429	16,759
11/23	19,403	25,613	18,339
12/23	20,534	26,972	19,768
1/24	20,433	27,271	19,414
2/24	21,356	28,747	20,342
3/24	22,508	29,674	21,394
4/24	21,331	28,369	20,275
5/24	21,989	29,709	21,003
6/24	21,647	30,629	20,666
7/24	22,811	31,198	21,915
8/24	23,279	31,877	22,328
9/24	23,596	32,537	22,749
10/24	23,166	32,298	22,463

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	29.14%	11.42%	8.76%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,840,343
  Total Number of Portfolio Holdings727
  Portfolio Turnover Rate 55.3%
  Total Advisory Fees Paid (amount in thousands)$22,184

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.20%
Industrial	17.21%
Consumer, Non-cyclical	16.15%
Consumer, Cyclical	9.81%
Technology	8.46%
Energy	5.66%
Basic Materials	5.61%
Utilities	5.09%
Communications	3.71%
Money Market Funds	1.85%
Exchange-Traded Funds	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARR5-0

R-6

PCMSX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$72	0.63%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $23,767	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,273	10,242	10,178
12/14	10,352	10,242	10,254
1/15	10,115	9,957	10,108
2/15	10,575	10,534	10,522
3/15	10,582	10,427	10,503
4/15	10,492	10,474	10,383
5/15	10,659	10,619	10,567
6/15	10,359	10,441	10,296
7/15	10,331	10,616	10,282
8/15	9,809	9,975	9,796
9/15	9,411	9,684	9,469
10/15	9,941	10,449	10,047
11/15	9,962	10,507	10,076
12/15	9,611	10,291	9,764
1/16	8,968	9,711	9,225
2/16	8,952	9,707	9,289
3/16	9,743	10,391	10,147
4/16	9,875	10,455	10,365
5/16	10,085	10,642	10,534
6/16	10,085	10,664	10,630
7/16	10,387	11,087	11,081
8/16	10,480	11,116	11,057
9/16	10,519	11,133	11,103
10/16	10,209	10,892	10,834
11/16	10,946	11,380	11,512
12/16	11,078	11,602	11,717
1/17	11,283	11,820	11,914
2/17	11,606	12,260	12,247
3/17	11,566	12,268	12,157
4/17	11,543	12,398	12,180
5/17	11,488	12,525	12,142
6/17	11,590	12,638	12,323
7/17	11,795	12,876	12,487
8/17	11,661	12,901	12,253
9/17	12,016	13,216	12,587
10/17	12,197	13,504	12,689
11/17	12,583	13,914	13,118
12/17	12,697	14,053	13,280
1/18	13,051	14,794	13,585
2/18	12,520	14,249	12,916
3/18	12,470	13,963	12,948
4/18	12,503	14,016	13,012
5/18	12,638	14,412	13,153
6/18	12,773	14,506	13,259
7/18	13,211	14,987	13,620
8/18	13,397	15,514	13,805
9/18	13,329	15,539	13,696
10/18	12,318	14,395	12,710
11/18	12,571	14,683	13,014
12/18	11,312	13,317	11,648
1/19	12,381	14,460	12,847
2/19	12,829	14,968	13,256
3/19	12,848	15,187	13,322
4/19	13,354	15,793	13,761
5/19	12,514	14,771	12,878
6/19	13,373	15,809	13,747
7/19	13,487	16,044	13,862
8/19	13,096	15,717	13,373
9/19	13,592	15,993	13,916
10/19	13,668	16,337	13,990
11/19	14,021	16,958	14,363
12/19	14,360	17,447	14,800
1/20	14,008	17,428	14,512
2/20	12,634	16,002	13,075
3/20	10,135	13,801	10,107
4/20	11,460	15,629	11,457
5/20	12,072	16,465	11,988
6/20	12,172	16,841	12,124
7/20	12,614	17,797	12,696
8/20	13,095	19,087	13,199
9/20	12,804	18,392	12,900
10/20	12,885	17,995	13,020
11/20	14,631	20,184	14,848
12/20	15,307	21,092	15,535
1/21	15,307	20,998	15,499
2/21	16,671	21,654	16,700
3/21	17,710	22,431	17,563
4/21	18,678	23,587	18,412
5/21	19,054	23,695	18,775
6/21	18,678	24,279	18,557
7/21	18,932	24,689	18,671
8/21	19,380	25,393	19,072
9/21	18,525	24,254	18,369
10/21	19,380	25,894	19,347
11/21	18,840	25,500	18,759
12/21	20,099	26,504	19,937
1/22	19,322	24,945	19,086
2/22	19,277	24,317	18,997
3/22	19,802	25,105	19,574
4/22	19,060	22,852	18,411
5/22	19,494	22,822	18,765
6/22	17,598	20,912	16,702
7/22	19,025	22,874	18,139
8/22	18,409	22,021	17,584
9/22	16,867	19,979	15,879
10/22	18,648	21,617	17,379
11/22	19,722	22,745	18,055
12/22	18,906	21,414	17,538
1/23	20,155	22,888	18,955
2/23	19,702	22,353	18,348
3/23	19,237	22,951	17,770
4/23	19,200	23,196	17,771
5/23	18,319	23,286	16,983
6/23	19,727	24,876	18,456
7/23	20,462	25,768	19,260
8/23	19,898	25,270	18,578
9/23	19,029	24,067	17,633
10/23	18,368	23,429	16,759
11/23	19,862	25,613	18,339
12/23	21,022	26,972	19,768
1/24	20,919	27,271	19,414
2/24	21,881	28,747	20,342
3/24	23,061	29,674	21,394
4/24	21,855	28,369	20,275
5/24	22,535	29,709	21,003
6/24	22,189	30,629	20,666
7/24	23,382	31,198	21,915
8/24	23,882	31,877	22,328
9/24	24,215	32,537	22,749
10/24	23,767	32,298	22,463

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	29.39%	11.70%	9.04%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 29, 2003.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,840,343
  Total Number of Portfolio Holdings727
  Portfolio Turnover Rate 55.3%
  Total Advisory Fees Paid (amount in thousands)$22,184

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.20%
Industrial	17.21%
Consumer, Non-cyclical	16.15%
Consumer, Cyclical	9.81%
Technology	8.46%
Energy	5.66%
Basic Materials	5.61%
Utilities	5.09%
Communications	3.71%
Money Market Funds	1.85%
Exchange-Traded Funds	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARR6-0

Class A

PCSXX

Money Market Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.47%

Fund Statistics

  Net Assets (amount in thousands)$1,049,828
  Total Number of Portfolio Holdings176
  Total Advisory Fees Paid (amount in thousands)$4,018

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	73.05%
Repurchase Agreements	14.29%
Bonds	5.99%
Investment Companies	3.61%
Municipal Bonds	2.86%
Other Assets and Liabilities	0.20%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	57.58%
Consumer, Non-cyclical	9.17%
Energy	7.66%
Consumer, Cyclical	6.19%
Utilities	5.02%
Asset Backed Securities	4.37%
Money Market Funds	3.61%
Insured	2.86%
Technology	1.09%
Diversified	0.78%
Communications	0.69%
Government	0.40%
Industrial	0.38%
Other Assets and Liabilities	0.20%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On April 2, 2024, the Fund added Discretionary Liquidity Fee Risk to its Principal Risks section.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV884ARA-0

Class J

PMJXX

Money Market Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$44	0.43%

Fund Statistics

  Net Assets (amount in thousands)$1,049,828
  Total Number of Portfolio Holdings176
  Total Advisory Fees Paid (amount in thousands)$4,018

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	73.05%
Repurchase Agreements	14.29%
Bonds	5.99%
Investment Companies	3.61%
Municipal Bonds	2.86%
Other Assets and Liabilities	0.20%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	57.58%
Consumer, Non-cyclical	9.17%
Energy	7.66%
Consumer, Cyclical	6.19%
Utilities	5.02%
Asset Backed Securities	4.37%
Money Market Funds	3.61%
Insured	2.86%
Technology	1.09%
Diversified	0.78%
Communications	0.69%
Government	0.40%
Industrial	0.38%
Other Assets and Liabilities	0.20%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On April 2, 2024, the Fund added Discretionary Liquidity Fee Risk to its Principal Risks section.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV884ARJ-0

Institutional

PINZX

Overseas Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	0.90%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase. It invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies. For the year, Causeway Capital Management LLC ("Causeway") outperformed the MSCI EAFE Value Index ("Index"), while Barrow, Hanley, Mewhinney & Strauss, LLC's ("Barrow Hanley") underperformed. Causeway’s outperformance was due to strong stock selection in the industrials sector, as well as an overweight to information technology and an underweight to energy. Barrow Hanley was benefitted from strong stock selection in the energy sector, in addition to an overweight to industrials and an underweight to health care. Barrow Hanley’s underperformance was caused by poor stock selection in the financials and industrials sectors, as well as an underweight to the financials sector. Causeway’s performance was hurt by poor stock selection in the information technology and consumer staples sectors, as well as an underweight to financials.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $16,436	MSCI EAFE Index NTR $16,714	MSCI EAFE Value Index NTR $15,199
10/14	10,000	10,000	10,000
11/14	10,052	10,136	10,057
12/14	9,656	9,785	9,711
1/15	9,628	9,833	9,684
2/15	10,143	10,421	10,291
3/15	9,956	10,262	10,089
4/15	10,397	10,681	10,535
5/15	10,350	10,627	10,433
6/15	10,068	10,325	10,110
7/15	10,228	10,540	10,286
8/15	9,487	9,765	9,513
9/15	8,962	9,269	8,920
10/15	9,534	9,993	9,577
11/15	9,412	9,838	9,339
12/15	9,194	9,705	9,159
1/16	8,657	9,003	8,414
2/16	8,394	8,838	8,251
3/16	8,911	9,414	8,796
4/16	9,155	9,686	9,143
5/16	9,096	9,598	8,997
6/16	8,716	9,276	8,551
7/16	9,028	9,746	9,000
8/16	9,203	9,753	9,146
9/16	9,242	9,873	9,234
10/16	9,164	9,671	9,255
11/16	9,096	9,478	9,198
12/16	9,342	9,802	9,619
1/17	9,700	10,087	9,856
2/17	9,730	10,231	9,924
3/17	10,108	10,513	10,201
4/17	10,357	10,780	10,415
5/17	10,645	11,176	10,656
6/17	10,635	11,156	10,689
7/17	10,934	11,478	11,046
8/17	10,894	11,473	10,977
9/17	11,312	11,759	11,316
10/17	11,471	11,937	11,403
11/17	11,571	12,063	11,506
12/17	11,732	12,256	11,682
1/18	12,318	12,871	12,313
2/18	11,517	12,290	11,728
3/18	11,476	12,069	11,445
4/18	11,763	12,344	11,798
5/18	11,414	12,067	11,286
6/18	11,209	11,919	11,143
7/18	11,486	12,213	11,463
8/18	11,147	11,977	11,046
9/18	11,271	12,081	11,275
10/18	10,388	11,119	10,526
11/18	10,285	11,105	10,467
12/18	9,637	10,566	9,956
1/19	10,382	11,260	10,622
2/19	10,687	11,548	10,799
3/19	10,608	11,620	10,744
4/19	10,891	11,947	10,994
5/19	10,088	11,373	10,358
6/19	10,744	12,048	10,909
7/19	10,473	11,895	10,664
8/19	10,145	11,587	10,226
9/19	10,552	11,919	10,720
10/19	10,947	12,347	11,106
11/19	11,173	12,486	11,150
12/19	11,644	12,892	11,557
1/20	11,085	12,623	11,139
2/20	10,119	11,482	10,085
3/20	7,988	9,949	8,298
4/20	8,698	10,592	8,743
5/20	9,164	11,053	9,009
6/20	9,537	11,430	9,330
7/20	9,735	11,696	9,348
8/20	10,282	12,297	9,895
9/20	9,851	11,978	9,441
10/20	9,455	11,500	9,061
11/20	11,493	13,282	10,776
12/20	12,120	13,900	11,254
1/21	11,906	13,752	11,166
2/21	12,760	14,060	11,698
3/21	13,092	14,383	12,092
4/21	13,377	14,816	12,322
5/21	13,898	15,299	12,749
6/21	13,495	15,127	12,455
7/21	13,317	15,241	12,425
8/21	13,471	15,510	12,566
9/21	13,258	15,060	12,335
10/21	13,566	15,430	12,532
11/21	12,665	14,712	11,778
12/21	13,475	15,465	12,479
1/22	13,821	14,718	12,609
2/22	13,514	14,458	12,438
3/22	13,411	14,551	12,521
4/22	12,848	13,609	11,888
5/22	13,347	13,711	12,180
6/22	12,247	12,439	10,967
7/22	12,503	13,059	11,196
8/22	11,722	12,439	10,818
9/22	10,622	11,275	9,848
10/22	11,389	11,881	10,483
11/22	12,912	13,220	11,636
12/22	12,816	13,230	11,783
1/23	14,146	14,302	12,692
2/23	13,952	14,003	12,514
3/23	14,285	14,350	12,482
4/23	14,894	14,755	12,884
5/23	14,202	14,131	12,190
6/23	14,880	14,774	12,876
7/23	15,421	15,252	13,461
8/23	14,922	14,668	13,062
9/23	14,396	14,167	12,951
10/23	13,897	13,592	12,382
11/23	14,964	14,854	13,363
12/23	15,714	15,643	14,016
1/24	15,301	15,733	14,006
2/24	15,390	16,021	14,032
3/24	15,950	16,548	14,644
4/24	15,699	16,124	14,494
5/24	16,539	16,749	15,065
6/24	15,920	16,479	14,645
7/24	16,569	16,962	15,332
8/24	17,114	17,514	15,724
9/24	17,409	17,675	15,948
10/24	16,436	16,714	15,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	18.27%	8.47%	5.09%
MSCI EAFE Index NTR	22.97%	6.24%	5.27%
MSCI EAFE Value Index NTR	22.75%	6.47%	4.28%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI EAFE Index in order to meet the revised definition of “broad-based securities market index”. The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,159,074
  Total Number of Portfolio Holdings514
  Portfolio Turnover Rate 48.0%
  Total Advisory Fees Paid (amount in thousands)$18,468

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.72%
Preferred Stocks	1.67%
Investment Companies	1.01%
Other Assets and Liabilities	0.60%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	21.74%
Japan	15.23%
France	12.07%
Germany	10.24%
Netherlands	5.63%
Hong Kong	5.49%
Italy	5.09%
Switzerland	4.76%
Sweden	3.18%
Canada	3.17%
Korea, Republic Of	2.25%
Singapore	1.61%
Finland	1.57%
Norway	1.47%
United States	1.01%
Spain	0.93%
Belgium	0.87%
Australia	0.75%
Luxembourg	0.69%
China	0.68%
Other CountriesFootnote Reference*	0.97%
Other Assets and Liabilities	0.60%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.93% to 0.90% on the first $500 million of net assets, 0.91% to 0.88% of the next $500 million of net assets, 0.89% to 0.86% of the next $500 million of net assets, 0.88% to 0.85% of the next $500 million of net assets, 0.87% to 0.84% of the next $1 billion of net assets, and 0.86% to 0.83% of net assets over $3 billion. Effective October 1, 2024, the Manager contractually agreed to limit the Fund's Institutional Class expenses so that the total level of operating expenses do not to exceed 0.91%. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Institutional Class shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV886ARI-0

R-3

PINTX

Overseas Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$158	1.45%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase. It invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies. For the year, Causeway Capital Management LLC ("Causeway") outperformed the MSCI EAFE Value Index ("Index"), while Barrow, Hanley, Mewhinney & Strauss, LLC's ("Barrow Hanley") underperformed. Causeway’s outperformance was due to strong stock selection in the industrials sector, as well as an overweight to information technology and an underweight to energy. Barrow Hanley was benefitted from strong stock selection in the energy sector, in addition to an overweight to industrials and an underweight to health care. Barrow Hanley’s underperformance was caused by poor stock selection in the financials and industrials sectors, as well as an underweight to the financials sector. Causeway’s performance was hurt by poor stock selection in the information technology and consumer staples sectors, as well as an underweight to financials.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $15,541	MSCI EAFE Index NTR $16,714	MSCI EAFE Value Index NTR $15,199
10/14	10,000	10,000	10,000
11/14	10,044	10,136	10,057
12/14	9,648	9,785	9,711
1/15	9,620	9,833	9,684
2/15	10,119	10,421	10,291
3/15	9,931	10,262	10,089
4/15	10,373	10,681	10,535
5/15	10,317	10,627	10,433
6/15	10,034	10,325	10,110
7/15	10,185	10,540	10,286
8/15	9,441	9,765	9,513
9/15	8,924	9,269	8,920
10/15	9,488	9,993	9,577
11/15	9,347	9,838	9,339
12/15	9,136	9,705	9,159
1/16	8,591	9,003	8,414
2/16	8,328	8,838	8,251
3/16	8,844	9,414	8,796
4/16	9,078	9,686	9,143
5/16	9,010	9,598	8,997
6/16	8,630	9,276	8,551
7/16	8,942	9,746	9,000
8/16	9,117	9,753	9,146
9/16	9,146	9,873	9,234
10/16	9,068	9,671	9,255
11/16	9,000	9,478	9,198
12/16	9,231	9,802	9,619
1/17	9,576	10,087	9,856
2/17	9,606	10,231	9,924
3/17	9,972	10,513	10,201
4/17	10,219	10,780	10,415
5/17	10,486	11,176	10,656
6/17	10,486	11,156	10,689
7/17	10,762	11,478	11,046
8/17	10,723	11,473	10,977
9/17	11,128	11,759	11,316
10/17	11,276	11,937	11,403
11/17	11,375	12,063	11,506
12/17	11,525	12,256	11,682
1/18	12,094	12,871	12,313
2/18	11,312	12,290	11,728
3/18	11,261	12,069	11,445
4/18	11,536	12,344	11,798
5/18	11,190	12,067	11,286
6/18	10,977	11,919	11,143
7/18	11,251	12,213	11,463
8/18	10,916	11,977	11,046
9/18	11,028	12,081	11,275
10/18	10,155	11,119	10,526
11/18	10,043	11,105	10,467
12/18	9,410	10,566	9,956
1/19	10,133	11,260	10,622
2/19	10,433	11,548	10,799
3/19	10,344	11,620	10,744
4/19	10,621	11,947	10,994
5/19	9,833	11,373	10,358
6/19	10,466	12,048	10,909
7/19	10,199	11,895	10,664
8/19	9,866	11,587	10,226
9/19	10,266	11,919	10,720
10/19	10,644	12,347	11,106
11/19	10,855	12,486	11,150
12/19	11,316	12,892	11,557
1/20	10,757	12,623	11,139
2/20	9,812	11,482	10,085
3/20	7,749	9,949	8,298
4/20	8,433	10,592	8,743
5/20	8,877	11,053	9,009
6/20	9,242	11,430	9,330
7/20	9,424	11,696	9,348
8/20	9,948	12,297	9,895
9/20	9,527	11,978	9,441
10/20	9,139	11,500	9,061
11/20	11,111	13,282	10,776
12/20	11,706	13,900	11,254
1/21	11,498	13,752	11,166
2/21	12,306	14,060	11,698
3/21	12,629	14,383	12,092
4/21	12,895	14,816	12,322
5/21	13,391	15,299	12,749
6/21	12,999	15,127	12,455
7/21	12,814	15,241	12,425
8/21	12,964	15,510	12,566
9/21	12,745	15,060	12,335
10/21	13,045	15,430	12,532
11/21	12,167	14,712	11,778
12/21	12,948	15,465	12,479
1/22	13,258	14,718	12,609
2/22	12,961	14,458	12,438
3/22	12,874	14,551	12,521
4/22	12,316	13,609	11,888
5/22	12,787	13,711	12,180
6/22	11,721	12,439	10,967
7/22	11,969	13,059	11,196
8/22	11,224	12,439	10,818
9/22	10,158	11,275	9,848
10/22	10,890	11,881	10,483
11/22	12,341	13,220	11,636
12/22	12,244	13,230	11,783
1/23	13,500	14,302	12,692
2/23	13,313	14,003	12,514
3/23	13,621	14,350	12,482
4/23	14,195	14,755	12,884
5/23	13,527	14,131	12,190
6/23	14,169	14,774	12,876
7/23	14,690	15,252	13,461
8/23	14,209	14,668	13,062
9/23	13,701	14,167	12,951
10/23	13,206	13,592	12,382
11/23	14,222	14,854	13,363
12/23	14,932	15,643	14,016
1/24	14,521	15,733	14,006
2/24	14,606	16,021	14,032
3/24	15,130	16,548	14,644
4/24	14,889	16,124	14,494
5/24	15,669	16,749	15,065
6/24	15,088	16,479	14,645
7/24	15,683	16,962	15,332
8/24	16,193	17,514	15,724
9/24	16,476	17,675	15,948
10/24	15,541	16,714	15,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	17.68%	7.86%	4.51%
MSCI EAFE Index NTR	22.97%	6.24%	5.27%
MSCI EAFE Value Index NTR	22.75%	6.47%	4.28%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI EAFE Index in order to meet the revised definition of “broad-based securities market index”. The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,159,074
  Total Number of Portfolio Holdings514
  Portfolio Turnover Rate 48.0%
  Total Advisory Fees Paid (amount in thousands)$18,468

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.72%
Preferred Stocks	1.67%
Investment Companies	1.01%
Other Assets and Liabilities	0.60%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	21.74%
Japan	15.23%
France	12.07%
Germany	10.24%
Netherlands	5.63%
Hong Kong	5.49%
Italy	5.09%
Switzerland	4.76%
Sweden	3.18%
Canada	3.17%
Korea, Republic Of	2.25%
Singapore	1.61%
Finland	1.57%
Norway	1.47%
United States	1.01%
Spain	0.93%
Belgium	0.87%
Australia	0.75%
Luxembourg	0.69%
China	0.68%
Other CountriesFootnote Reference*	0.97%
Other Assets and Liabilities	0.60%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.93% to 0.90% on the first $500 million of net assets, 0.91% to 0.88% of the next $500 million of net assets, 0.89% to 0.86% of the next $500 million of net assets, 0.88% to 0.85% of the next $500 million of net assets, 0.87% to 0.84% of the next $1 billion of net assets, and 0.86% to 0.83% of net assets over $3 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV886ARR3-0

R-4

PINUX

Overseas Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$137	1.26%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase. It invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies. For the year, Causeway Capital Management LLC ("Causeway") outperformed the MSCI EAFE Value Index ("Index"), while Barrow, Hanley, Mewhinney & Strauss, LLC's ("Barrow Hanley") underperformed. Causeway’s outperformance was due to strong stock selection in the industrials sector, as well as an overweight to information technology and an underweight to energy. Barrow Hanley was benefitted from strong stock selection in the energy sector, in addition to an overweight to industrials and an underweight to health care. Barrow Hanley’s underperformance was caused by poor stock selection in the financials and industrials sectors, as well as an underweight to the financials sector. Causeway’s performance was hurt by poor stock selection in the information technology and consumer staples sectors, as well as an underweight to financials.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $15,835	MSCI EAFE Index NTR $16,714	MSCI EAFE Value Index NTR $15,199
10/14	10,000	10,000	10,000
11/14	10,044	10,136	10,057
12/14	9,652	9,785	9,711
1/15	9,615	9,833	9,684
2/15	10,122	10,421	10,291
3/15	9,934	10,262	10,089
4/15	10,375	10,681	10,535
5/15	10,328	10,627	10,433
6/15	10,037	10,325	10,110
7/15	10,197	10,540	10,286
8/15	9,455	9,765	9,513
9/15	8,929	9,269	8,920
10/15	9,502	9,993	9,577
11/15	9,361	9,838	9,339
12/15	9,154	9,705	9,159
1/16	8,609	9,003	8,414
2/16	8,347	8,838	8,251
3/16	8,862	9,414	8,796
4/16	9,105	9,686	9,143
5/16	9,037	9,598	8,997
6/16	8,658	9,276	8,551
7/16	8,969	9,746	9,000
8/16	9,134	9,753	9,146
9/16	9,173	9,873	9,234
10/16	9,096	9,671	9,255
11/16	9,027	9,478	9,198
12/16	9,269	9,802	9,619
1/17	9,605	10,087	9,856
2/17	9,645	10,231	9,924
3/17	10,011	10,513	10,201
4/17	10,258	10,780	10,415
5/17	10,535	11,176	10,656
6/17	10,525	11,156	10,689
7/17	10,812	11,478	11,046
8/17	10,783	11,473	10,977
9/17	11,178	11,759	11,316
10/17	11,337	11,937	11,403
11/17	11,436	12,063	11,506
12/17	11,590	12,256	11,682
1/18	12,159	12,871	12,313
2/18	11,376	12,290	11,728
3/18	11,325	12,069	11,445
4/18	11,600	12,344	11,798
5/18	11,264	12,067	11,286
6/18	11,051	11,919	11,143
7/18	11,325	12,213	11,463
8/18	10,990	11,977	11,046
9/18	11,102	12,081	11,275
10/18	10,227	11,119	10,526
11/18	10,115	11,105	10,467
12/18	9,484	10,566	9,956
1/19	10,209	11,260	10,622
2/19	10,510	11,548	10,799
3/19	10,432	11,620	10,744
4/19	10,710	11,947	10,994
5/19	9,908	11,373	10,358
6/19	10,554	12,048	10,909
7/19	10,276	11,895	10,664
8/19	9,953	11,587	10,226
9/19	10,354	11,919	10,720
10/19	10,744	12,347	11,106
11/19	10,956	12,486	11,150
12/19	11,416	12,892	11,557
1/20	10,867	12,623	11,139
2/20	9,905	11,482	10,085
3/20	7,821	9,949	8,298
4/20	8,519	10,592	8,743
5/20	8,966	11,053	9,009
6/20	9,332	11,430	9,330
7/20	9,515	11,696	9,348
8/20	10,054	12,297	9,895
9/20	9,630	11,978	9,441
10/20	9,241	11,500	9,061
11/20	11,233	13,282	10,776
12/20	11,838	13,900	11,254
1/21	11,628	13,752	11,166
2/21	12,454	14,060	11,698
3/21	12,780	14,383	12,092
4/21	13,059	14,816	12,322
5/21	13,559	15,299	12,749
6/21	13,152	15,127	12,455
7/21	12,977	15,241	12,425
8/21	13,128	15,510	12,566
9/21	12,919	15,060	12,335
10/21	13,210	15,430	12,532
11/21	12,338	14,712	11,778
12/21	13,120	15,465	12,479
1/22	13,445	14,718	12,609
2/22	13,145	14,458	12,438
3/22	13,045	14,551	12,521
4/22	12,494	13,609	11,888
5/22	12,970	13,711	12,180
6/22	11,894	12,439	10,967
7/22	12,144	13,059	11,196
8/22	11,381	12,439	10,818
9/22	10,318	11,275	9,848
10/22	11,056	11,881	10,483
11/22	12,519	13,220	11,636
12/22	12,436	13,230	11,783
1/23	13,719	14,302	12,692
2/23	13,517	14,003	12,514
3/23	13,841	14,350	12,482
4/23	14,421	14,755	12,884
5/23	13,746	14,131	12,190
6/23	14,408	14,774	12,876
7/23	14,921	15,252	13,461
8/23	14,448	14,668	13,062
9/23	13,922	14,167	12,951
10/23	13,436	13,592	12,382
11/23	14,462	14,854	13,363
12/23	15,190	15,643	14,016
1/24	14,775	15,733	14,006
2/24	14,861	16,021	14,032
3/24	15,391	16,548	14,644
4/24	15,147	16,124	14,494
5/24	15,964	16,749	15,065
6/24	15,362	16,479	14,645
7/24	15,978	16,962	15,332
8/24	16,494	17,514	15,724
9/24	16,781	17,675	15,948
10/24	15,835	16,714	15,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	17.86%	8.07%	4.70%
MSCI EAFE Index NTR	22.97%	6.24%	5.27%
MSCI EAFE Value Index NTR	22.75%	6.47%	4.28%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI EAFE Index in order to meet the revised definition of “broad-based securities market index”. The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,159,074
  Total Number of Portfolio Holdings514
  Portfolio Turnover Rate 48.0%
  Total Advisory Fees Paid (amount in thousands)$18,468

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.72%
Preferred Stocks	1.67%
Investment Companies	1.01%
Other Assets and Liabilities	0.60%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	21.74%
Japan	15.23%
France	12.07%
Germany	10.24%
Netherlands	5.63%
Hong Kong	5.49%
Italy	5.09%
Switzerland	4.76%
Sweden	3.18%
Canada	3.17%
Korea, Republic Of	2.25%
Singapore	1.61%
Finland	1.57%
Norway	1.47%
United States	1.01%
Spain	0.93%
Belgium	0.87%
Australia	0.75%
Luxembourg	0.69%
China	0.68%
Other CountriesFootnote Reference*	0.97%
Other Assets and Liabilities	0.60%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.93% to 0.90% on the first $500 million of net assets, 0.91% to 0.88% of the next $500 million of net assets, 0.89% to 0.86% of the next $500 million of net assets, 0.88% to 0.85% of the next $500 million of net assets, 0.87% to 0.84% of the next $1 billion of net assets, and 0.86% to 0.83% of net assets over $3 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Institutional Class shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV886ARR4-0

Class J

PHJMX

Principal LifeTime Hybrid 2015 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$17	0.16%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $15,992	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,195	10,071	10,097
12/14	10,072	10,080	10,040
1/15	10,132	10,292	10,049
2/15	10,367	10,195	10,293
3/15	10,324	10,242	10,256
4/15	10,394	10,206	10,316
5/15	10,402	10,181	10,340
6/15	10,256	10,070	10,189
7/15	10,295	10,140	10,288
8/15	9,963	10,125	9,943
9/15	9,827	10,194	9,808
10/15	10,155	10,196	10,167
11/15	10,142	10,169	10,158
12/15	10,000	10,136	10,024
1/16	9,789	10,275	9,810
2/16	9,787	10,348	9,817
3/16	10,172	10,443	10,214
4/16	10,254	10,483	10,279
5/16	10,304	10,486	10,335
6/16	10,375	10,674	10,414
7/16	10,603	10,742	10,629
8/16	10,611	10,730	10,641
9/16	10,640	10,723	10,668
10/16	10,502	10,641	10,525
11/16	10,511	10,390	10,552
12/16	10,612	10,404	10,680
1/17	10,769	10,425	10,807
2/17	10,926	10,495	10,977
3/17	10,967	10,489	11,025
4/17	11,071	10,570	11,133
5/17	11,185	10,651	11,247
6/17	11,215	10,641	11,280
7/17	11,372	10,687	11,418
8/17	11,433	10,782	11,455
9/17	11,537	10,731	11,567
10/17	11,641	10,737	11,679
11/17	11,745	10,723	11,805
12/17	11,832	10,773	11,898
1/18	12,058	10,649	12,110
2/18	11,751	10,548	11,841
3/18	11,718	10,615	11,791
4/18	11,729	10,536	11,810
5/18	11,827	10,611	11,909
6/18	11,784	10,598	11,906
7/18	11,957	10,601	12,061
8/18	12,055	10,669	12,179
9/18	12,023	10,600	12,156
10/18	11,545	10,517	11,696
11/18	11,610	10,579	11,816
12/18	11,270	10,774	11,461
1/19	11,747	10,888	11,946
2/19	11,891	10,882	12,107
3/19	12,046	11,091	12,251
4/19	12,235	11,094	12,446
5/19	12,002	11,291	12,188
6/19	12,390	11,432	12,593
7/19	12,412	11,458	12,641
8/19	12,435	11,755	12,652
9/19	12,512	11,692	12,748
10/19	12,634	11,727	12,898
11/19	12,767	11,721	13,044
12/19	12,962	11,713	13,226
1/20	13,019	11,938	13,265
2/20	12,722	12,153	12,874
3/20	11,865	12,082	12,014
4/20	12,528	12,297	12,699
5/20	12,847	12,354	12,996
6/20	13,030	12,432	13,188
7/20	13,430	12,617	13,562
8/20	13,715	12,515	13,838
9/20	13,544	12,509	13,659
10/20	13,418	12,453	13,526
11/20	14,115	12,575	14,283
12/20	14,448	12,592	14,586
1/21	14,412	12,502	14,544
2/21	14,496	12,321	14,629
3/21	14,651	12,168	14,752
4/21	14,974	12,264	15,077
5/21	15,070	12,304	15,196
6/21	15,166	12,390	15,308
7/21	15,297	12,529	15,441
8/21	15,441	12,505	15,596
9/21	15,106	12,397	15,288
10/21	15,441	12,393	15,613
11/21	15,297	12,430	15,468
12/21	15,592	12,398	15,754
1/22	15,098	12,131	15,249
2/22	14,871	11,996	15,070
3/22	14,808	11,662	15,032
4/22	14,099	11,220	14,318
5/22	14,137	11,292	14,364
6/22	13,492	11,115	13,736
7/22	14,099	11,387	14,319
8/22	13,695	11,065	13,952
9/22	12,898	10,587	13,155
10/22	13,202	10,450	13,496
11/22	13,758	10,834	14,076
12/22	13,448	10,785	13,838
1/23	14,032	11,117	14,411
2/23	13,740	10,829	14,149
3/23	14,006	11,104	14,429
4/23	14,112	11,172	14,546
5/23	13,979	11,050	14,402
6/23	14,272	11,011	14,706
7/23	14,458	11,003	14,916
8/23	14,285	10,933	14,720
9/23	13,886	10,655	14,314
10/23	13,634	10,487	14,044
11/23	14,365	10,962	14,837
12/23	14,920	11,381	15,412
1/24	14,934	11,350	15,430
2/24	15,099	11,190	15,569
3/24	15,387	11,293	15,830
4/24	15,016	11,008	15,458
5/24	15,401	11,194	15,842
6/24	15,524	11,300	16,018
7/24	15,840	11,564	16,343
8/24	16,074	11,731	16,601
9/24	16,308	11,888	16,861
10/24	15,992	11,593	16,518

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	17.29%	4.83%	4.81%
Class J Shares Including Sales Charge	16.29%	4.83%	4.81%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$324,480
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 23.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.51%
Domestic Equity Funds	25.42%
International Equity Funds	9.59%
Specialty Funds	0.50%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV867ARJ-0

Institutional

PHTMX

Principal LifeTime Hybrid 2015 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $16,328	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,197	10,071	10,097
12/14	10,076	10,080	10,040
1/15	10,138	10,292	10,049
2/15	10,375	10,195	10,293
3/15	10,334	10,242	10,256
4/15	10,406	10,206	10,316
5/15	10,417	10,181	10,340
6/15	10,272	10,070	10,189
7/15	10,313	10,140	10,288
8/15	9,983	10,125	9,943
9/15	9,849	10,194	9,808
10/15	10,179	10,196	10,167
11/15	10,169	10,169	10,158
12/15	10,028	10,136	10,024
1/16	9,818	10,275	9,810
2/16	9,818	10,348	9,817
3/16	10,206	10,443	10,214
4/16	10,290	10,483	10,279
5/16	10,343	10,486	10,335
6/16	10,416	10,674	10,414
7/16	10,647	10,742	10,629
8/16	10,658	10,730	10,641
9/16	10,689	10,723	10,668
10/16	10,553	10,641	10,525
11/16	10,563	10,390	10,552
12/16	10,667	10,404	10,680
1/17	10,827	10,425	10,807
2/17	10,988	10,495	10,977
3/17	11,031	10,489	11,025
4/17	11,138	10,570	11,133
5/17	11,255	10,651	11,247
6/17	11,287	10,641	11,280
7/17	11,448	10,687	11,418
8/17	11,512	10,782	11,455
9/17	11,619	10,731	11,567
10/17	11,726	10,737	11,679
11/17	11,833	10,723	11,805
12/17	11,923	10,773	11,898
1/18	12,153	10,649	12,110
2/18	11,847	10,548	11,841
3/18	11,814	10,615	11,791
4/18	11,825	10,536	11,810
5/18	11,923	10,611	11,909
6/18	11,890	10,598	11,906
7/18	12,055	10,601	12,061
8/18	12,164	10,669	12,179
9/18	12,131	10,600	12,156
10/18	11,661	10,517	11,696
11/18	11,726	10,579	11,816
12/18	11,385	10,774	11,461
1/19	11,855	10,888	11,946
2/19	12,012	10,882	12,107
3/19	12,168	11,091	12,251
4/19	12,370	11,094	12,446
5/19	12,124	11,291	12,188
6/19	12,527	11,432	12,593
7/19	12,560	11,458	12,641
8/19	12,583	11,755	12,652
9/19	12,661	11,692	12,748
10/19	12,784	11,727	12,898
11/19	12,918	11,721	13,044
12/19	13,113	11,713	13,226
1/20	13,170	11,938	13,265
2/20	12,882	12,153	12,874
3/20	12,028	12,082	12,014
4/20	12,686	12,297	12,699
5/20	13,020	12,354	12,996
6/20	13,205	12,432	13,188
7/20	13,609	12,617	13,562
8/20	13,909	12,515	13,838
9/20	13,736	12,509	13,659
10/20	13,621	12,453	13,526
11/20	14,325	12,575	14,283
12/20	14,663	12,592	14,586
1/21	14,627	12,502	14,544
2/21	14,712	12,321	14,629
3/21	14,869	12,168	14,752
4/21	15,196	12,264	15,077
5/21	15,305	12,304	15,196
6/21	15,402	12,390	15,308
7/21	15,535	12,529	15,441
8/21	15,693	12,505	15,596
9/21	15,354	12,397	15,288
10/21	15,693	12,393	15,613
11/21	15,547	12,430	15,468
12/21	15,850	12,398	15,754
1/22	15,351	12,131	15,249
2/22	15,133	11,996	15,070
3/22	15,069	11,662	15,032
4/22	14,338	11,220	14,318
5/22	14,390	11,292	14,364
6/22	13,723	11,115	13,736
7/22	14,351	11,387	14,319
8/22	13,941	11,065	13,952
9/22	13,134	10,587	13,155
10/22	13,441	10,450	13,496
11/22	14,005	10,834	14,076
12/22	13,694	10,785	13,838
1/23	14,300	11,117	14,411
2/23	13,990	10,829	14,149
3/23	14,273	11,104	14,429
4/23	14,381	11,172	14,546
5/23	14,233	11,050	14,402
6/23	14,543	11,011	14,706
7/23	14,745	11,003	14,916
8/23	14,556	10,933	14,720
9/23	14,152	10,655	14,314
10/23	13,909	10,487	14,044
11/23	14,651	10,962	14,837
12/23	15,213	11,381	15,412
1/24	15,227	11,350	15,430
2/24	15,408	11,190	15,569
3/24	15,701	11,293	15,830
4/24	15,310	11,008	15,458
5/24	15,715	11,194	15,842
6/24	15,840	11,300	16,018
7/24	16,161	11,564	16,343
8/24	16,412	11,731	16,601
9/24	16,635	11,888	16,861
10/24	16,328	11,593	16,518

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	17.39%	5.02%	5.03%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$324,480
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 23.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.51%
Domestic Equity Funds	25.42%
International Equity Funds	9.59%
Specialty Funds	0.50%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV867ARI-0

R-6

PLRRX

Principal LifeTime Hybrid 2015 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $16,372	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,197	10,071	10,097
12/14	10,076	10,080	10,040
1/15	10,138	10,292	10,049
2/15	10,375	10,195	10,293
3/15	10,334	10,242	10,256
4/15	10,406	10,206	10,316
5/15	10,417	10,181	10,340
6/15	10,272	10,070	10,189
7/15	10,313	10,140	10,288
8/15	9,993	10,125	9,943
9/15	9,849	10,194	9,808
10/15	10,179	10,196	10,167
11/15	10,169	10,169	10,158
12/15	10,028	10,136	10,024
1/16	9,818	10,275	9,810
2/16	9,829	10,348	9,817
3/16	10,217	10,443	10,214
4/16	10,290	10,483	10,279
5/16	10,343	10,486	10,335
6/16	10,416	10,674	10,414
7/16	10,647	10,742	10,629
8/16	10,668	10,730	10,641
9/16	10,699	10,723	10,668
10/16	10,553	10,641	10,525
11/16	10,574	10,390	10,552
12/16	10,677	10,404	10,680
1/17	10,838	10,425	10,807
2/17	10,998	10,495	10,977
3/17	11,041	10,489	11,025
4/17	11,159	10,570	11,133
5/17	11,266	10,651	11,247
6/17	11,298	10,641	11,280
7/17	11,458	10,687	11,418
8/17	11,523	10,782	11,455
9/17	11,640	10,731	11,567
10/17	11,747	10,737	11,679
11/17	11,854	10,723	11,805
12/17	11,944	10,773	11,898
1/18	12,174	10,649	12,110
2/18	11,868	10,548	11,841
3/18	11,835	10,615	11,791
4/18	11,846	10,536	11,810
5/18	11,944	10,611	11,909
6/18	11,901	10,598	11,906
7/18	12,076	10,601	12,061
8/18	12,185	10,669	12,179
9/18	12,153	10,600	12,156
10/18	11,671	10,517	11,696
11/18	11,747	10,579	11,816
12/18	11,407	10,774	11,461
1/19	11,877	10,888	11,946
2/19	12,022	10,882	12,107
3/19	12,190	11,091	12,251
4/19	12,392	11,094	12,446
5/19	12,146	11,291	12,188
6/19	12,549	11,432	12,593
7/19	12,582	11,458	12,641
8/19	12,605	11,755	12,652
9/19	12,683	11,692	12,748
10/19	12,806	11,727	12,898
11/19	12,940	11,721	13,044
12/19	13,138	11,713	13,226
1/20	13,207	11,938	13,265
2/20	12,907	12,153	12,874
3/20	12,052	12,082	12,014
4/20	12,710	12,297	12,699
5/20	13,045	12,354	12,996
6/20	13,230	12,432	13,188
7/20	13,646	12,617	13,562
8/20	13,934	12,515	13,838
9/20	13,772	12,509	13,659
10/20	13,646	12,453	13,526
11/20	14,350	12,575	14,283
12/20	14,692	12,592	14,586
1/21	14,656	12,502	14,544
2/21	14,740	12,321	14,629
3/21	14,910	12,168	14,752
4/21	15,237	12,264	15,077
5/21	15,346	12,304	15,196
6/21	15,443	12,390	15,308
7/21	15,576	12,529	15,441
8/21	15,734	12,505	15,596
9/21	15,394	12,397	15,288
10/21	15,721	12,393	15,613
11/21	15,588	12,430	15,468
12/21	15,896	12,398	15,754
1/22	15,384	12,131	15,249
2/22	15,166	11,996	15,070
3/22	15,102	11,662	15,032
4/22	14,371	11,220	14,318
5/22	14,422	11,292	14,364
6/22	13,756	11,115	13,736
7/22	14,384	11,387	14,319
8/22	13,973	11,065	13,952
9/22	13,166	10,587	13,155
10/22	13,474	10,450	13,496
11/22	14,050	10,834	14,076
12/22	13,730	10,785	13,838
1/23	14,337	11,117	14,411
2/23	14,027	10,829	14,149
3/23	14,310	11,104	14,429
4/23	14,418	11,172	14,546
5/23	14,283	11,050	14,402
6/23	14,594	11,011	14,706
7/23	14,782	11,003	14,916
8/23	14,607	10,933	14,720
9/23	14,189	10,655	14,314
10/23	13,946	10,487	14,044
11/23	14,702	10,962	14,837
12/23	15,255	11,381	15,412
1/24	15,283	11,350	15,430
2/24	15,451	11,190	15,569
3/24	15,744	11,293	15,830
4/24	15,367	11,008	15,458
5/24	15,758	11,194	15,842
6/24	15,897	11,300	16,018
7/24	16,218	11,564	16,343
8/24	16,455	11,731	16,601
9/24	16,693	11,888	16,861
10/24	16,372	11,593	16,518

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	17.39%	5.04%	5.05%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$324,480
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 23.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.51%
Domestic Equity Funds	25.42%
International Equity Funds	9.59%
Specialty Funds	0.50%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV867ARR6-0

Class J

PHJTX

Principal LifeTime Hybrid 2020 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$16	0.15%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $17,076	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,214	10,071	10,106
12/14	10,070	10,080	10,040
1/15	10,119	10,292	10,024
2/15	10,415	10,195	10,320
3/15	10,352	10,242	10,275
4/15	10,442	10,206	10,347
5/15	10,450	10,181	10,382
6/15	10,284	10,070	10,219
7/15	10,333	10,140	10,325
8/15	9,951	10,125	9,926
9/15	9,795	10,194	9,762
10/15	10,193	10,196	10,178
11/15	10,181	10,169	10,173
12/15	10,022	10,136	10,021
1/16	9,749	10,275	9,755
2/16	9,737	10,348	9,749
3/16	10,194	10,443	10,198
4/16	10,265	10,483	10,268
5/16	10,335	10,486	10,334
6/16	10,396	10,674	10,400
7/16	10,654	10,742	10,645
8/16	10,673	10,730	10,660
9/16	10,702	10,723	10,690
10/16	10,523	10,641	10,532
11/16	10,573	10,390	10,596
12/16	10,700	10,404	10,745
1/17	10,867	10,425	10,889
2/17	11,046	10,495	11,081
3/17	11,097	10,489	11,139
4/17	11,222	10,570	11,256
5/17	11,336	10,651	11,382
6/17	11,376	10,641	11,423
7/17	11,565	10,687	11,576
8/17	11,616	10,782	11,608
9/17	11,762	10,731	11,744
10/17	11,886	10,737	11,872
11/17	12,011	10,723	12,019
12/17	12,115	10,773	12,120
1/18	12,417	10,649	12,377
2/18	12,056	10,548	12,074
3/18	11,980	10,615	12,008
4/18	12,002	10,536	12,035
5/18	12,110	10,611	12,148
6/18	12,067	10,598	12,139
7/18	12,273	10,601	12,317
8/18	12,404	10,669	12,441
9/18	12,371	10,600	12,422
10/18	11,785	10,517	11,901
11/18	11,872	10,579	12,031
12/18	11,413	10,774	11,616
1/19	11,974	10,888	12,153
2/19	12,143	10,882	12,337
3/19	12,311	11,091	12,481
4/19	12,547	11,094	12,702
5/19	12,221	11,291	12,388
6/19	12,681	11,432	12,840
7/19	12,715	11,458	12,890
8/19	12,692	11,755	12,873
9/19	12,793	11,692	12,990
10/19	12,951	11,727	13,159
11/19	13,119	11,721	13,325
12/19	13,361	11,713	13,535
1/20	13,384	11,938	13,553
2/20	12,979	12,153	13,085
3/20	11,974	12,082	12,107
4/20	12,725	12,297	12,862
5/20	13,083	12,354	13,193
6/20	13,291	12,432	13,396
7/20	13,754	12,617	13,789
8/20	14,124	12,515	14,096
9/20	13,927	12,509	13,897
10/20	13,777	12,453	13,756
11/20	14,621	12,575	14,589
12/20	15,016	12,592	14,921
1/21	14,980	12,502	14,875
2/21	15,125	12,321	14,992
3/21	15,343	12,168	15,139
4/21	15,730	12,264	15,488
5/21	15,851	12,304	15,613
6/21	15,948	12,390	15,729
7/21	16,093	12,529	15,857
8/21	16,287	12,505	16,040
9/21	15,876	12,397	15,692
10/21	16,299	12,393	16,068
11/21	16,130	12,430	15,889
12/21	16,492	12,398	16,228
1/22	15,915	12,131	15,665
2/22	15,672	11,996	15,471
3/22	15,633	11,662	15,463
4/22	14,812	11,220	14,675
5/22	14,864	11,292	14,727
6/22	14,107	11,115	14,020
7/22	14,812	11,387	14,657
8/22	14,363	11,065	14,252
9/22	13,453	10,587	13,378
10/22	13,850	10,450	13,750
11/22	14,479	10,834	14,412
12/22	14,112	10,785	14,149
1/23	14,770	11,117	14,796
2/23	14,441	10,829	14,494
3/23	14,743	11,104	14,790
4/23	14,853	11,172	14,921
5/23	14,702	11,050	14,754
6/23	15,086	11,011	15,122
7/23	15,319	11,003	15,371
8/23	15,100	10,933	15,151
9/23	14,633	10,655	14,709
10/23	14,345	10,487	14,410
11/23	15,182	10,962	15,273
12/23	15,799	11,381	15,892
1/24	15,813	11,350	15,910
2/24	16,069	11,190	16,105
3/24	16,395	11,293	16,401
4/24	15,969	11,008	15,995
5/24	16,423	11,194	16,419
6/24	16,565	11,300	16,610
7/24	16,905	11,564	16,954
8/24	17,161	11,731	17,233
9/24	17,416	11,888	17,511
10/24	17,076	11,593	17,148

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	19.03%	5.69%	5.50%
Class J Shares Including Sales Charge	18.03%	5.69%	5.50%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$540,148
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 25.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.18%
Domestic Equity Funds	30.71%
International Equity Funds	11.69%
Specialty Funds	0.43%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV868ARJ-0

Institutional

PHTTX

Principal LifeTime Hybrid 2020 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $17,401	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,216	10,071	10,106
12/14	10,074	10,080	10,040
1/15	10,125	10,292	10,024
2/15	10,424	10,195	10,320
3/15	10,362	10,242	10,275
4/15	10,454	10,206	10,347
5/15	10,465	10,181	10,382
6/15	10,300	10,070	10,219
7/15	10,351	10,140	10,325
8/15	9,971	10,125	9,926
9/15	9,816	10,194	9,762
10/15	10,218	10,196	10,178
11/15	10,207	10,169	10,173
12/15	10,050	10,136	10,021
1/16	9,779	10,275	9,755
2/16	9,768	10,348	9,749
3/16	10,228	10,443	10,198
4/16	10,301	10,483	10,268
5/16	10,375	10,486	10,334
6/16	10,437	10,674	10,400
7/16	10,699	10,742	10,645
8/16	10,720	10,730	10,660
9/16	10,751	10,723	10,690
10/16	10,573	10,641	10,532
11/16	10,626	10,390	10,596
12/16	10,756	10,404	10,745
1/17	10,926	10,425	10,889
2/17	11,108	10,495	11,081
3/17	11,161	10,489	11,139
4/17	11,290	10,570	11,256
5/17	11,407	10,651	11,382
6/17	11,450	10,641	11,423
7/17	11,642	10,687	11,576
8/17	11,696	10,782	11,608
9/17	11,845	10,731	11,744
10/17	11,973	10,737	11,872
11/17	12,101	10,723	12,019
12/17	12,209	10,773	12,120
1/18	12,516	10,649	12,377
2/18	12,154	10,548	12,074
3/18	12,089	10,615	12,008
4/18	12,110	10,536	12,035
5/18	12,231	10,611	12,148
6/18	12,187	10,598	12,139
7/18	12,395	10,601	12,317
8/18	12,527	10,669	12,441
9/18	12,494	10,600	12,422
10/18	11,913	10,517	11,901
11/18	11,990	10,579	12,031
12/18	11,545	10,774	11,616
1/19	12,099	10,888	12,153
2/19	12,280	10,882	12,337
3/19	12,450	11,091	12,481
4/19	12,688	11,094	12,702
5/19	12,360	11,291	12,388
6/19	12,835	11,432	12,840
7/19	12,869	11,458	12,890
8/19	12,846	11,755	12,873
9/19	12,959	11,692	12,990
10/19	13,118	11,727	13,159
11/19	13,288	11,721	13,325
12/19	13,527	11,713	13,535
1/20	13,562	11,938	13,553
2/20	13,154	12,153	13,085
3/20	12,127	12,082	12,107
4/20	12,897	12,297	12,862
5/20	13,259	12,354	13,193
6/20	13,480	12,432	13,396
7/20	13,947	12,617	13,789
8/20	14,321	12,515	14,096
9/20	14,122	12,509	13,897
10/20	13,971	12,453	13,756
11/20	14,823	12,575	14,589
12/20	15,234	12,592	14,921
1/21	15,197	12,502	14,875
2/21	15,344	12,321	14,992
3/21	15,564	12,168	15,139
4/21	15,968	12,264	15,488
5/21	16,090	12,304	15,613
6/21	16,200	12,390	15,729
7/21	16,347	12,529	15,857
8/21	16,542	12,505	16,040
9/21	16,127	12,397	15,692
10/21	16,555	12,393	16,068
11/21	16,383	12,430	15,889
12/21	16,751	12,398	16,228
1/22	16,181	12,131	15,665
2/22	15,922	11,996	15,471
3/22	15,883	11,662	15,463
4/22	15,053	11,220	14,675
5/22	15,105	11,292	14,727
6/22	14,340	11,115	14,020
7/22	15,053	11,387	14,657
8/22	14,599	11,065	14,252
9/22	13,691	10,587	13,378
10/22	14,080	10,450	13,750
11/22	14,729	10,834	14,412
12/22	14,348	10,785	14,149
1/23	15,028	11,117	14,796
2/23	14,695	10,829	14,494
3/23	15,000	11,104	14,790
4/23	15,111	11,172	14,921
5/23	14,958	11,050	14,754
6/23	15,347	11,011	15,122
7/23	15,583	11,003	15,371
8/23	15,375	10,933	15,151
9/23	14,903	10,655	14,709
10/23	14,611	10,487	14,410
11/23	15,458	10,962	15,273
12/23	16,080	11,381	15,892
1/24	16,109	11,350	15,910
2/24	16,353	11,190	16,105
3/24	16,698	11,293	16,401
4/24	16,267	11,008	15,995
5/24	16,727	11,194	16,419
6/24	16,870	11,300	16,610
7/24	17,215	11,564	16,954
8/24	17,488	11,731	17,233
9/24	17,746	11,888	17,511
10/24	17,401	11,593	17,148

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	19.09%	5.81%	5.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$540,148
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 25.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.18%
Domestic Equity Funds	30.71%
International Equity Funds	11.69%
Specialty Funds	0.43%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV868ARI-0

R-6

PLTTX

Principal LifeTime Hybrid 2020 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $17,440	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,216	10,071	10,106
12/14	10,074	10,080	10,040
1/15	10,125	10,292	10,024
2/15	10,424	10,195	10,320
3/15	10,362	10,242	10,275
4/15	10,454	10,206	10,347
5/15	10,465	10,181	10,382
6/15	10,300	10,070	10,219
7/15	10,351	10,140	10,325
8/15	9,971	10,125	9,926
9/15	9,816	10,194	9,762
10/15	10,207	10,196	10,178
11/15	10,197	10,169	10,173
12/15	10,050	10,136	10,021
1/16	9,779	10,275	9,755
2/16	9,768	10,348	9,749
3/16	10,228	10,443	10,198
4/16	10,301	10,483	10,268
5/16	10,364	10,486	10,334
6/16	10,427	10,674	10,400
7/16	10,699	10,742	10,645
8/16	10,709	10,730	10,660
9/16	10,751	10,723	10,690
10/16	10,573	10,641	10,532
11/16	10,626	10,390	10,596
12/16	10,756	10,404	10,745
1/17	10,927	10,425	10,889
2/17	11,119	10,495	11,081
3/17	11,162	10,489	11,139
4/17	11,290	10,570	11,256
5/17	11,418	10,651	11,382
6/17	11,461	10,641	11,423
7/17	11,642	10,687	11,576
8/17	11,706	10,782	11,608
9/17	11,856	10,731	11,744
10/17	11,984	10,737	11,872
11/17	12,112	10,723	12,019
12/17	12,212	10,773	12,120
1/18	12,518	10,649	12,377
2/18	12,157	10,548	12,074
3/18	12,102	10,615	12,008
4/18	12,124	10,536	12,035
5/18	12,233	10,611	12,148
6/18	12,190	10,598	12,139
7/18	12,409	10,601	12,317
8/18	12,540	10,669	12,441
9/18	12,507	10,600	12,422
10/18	11,916	10,517	11,901
11/18	12,003	10,579	12,031
12/18	11,552	10,774	11,616
1/19	12,107	10,888	12,153
2/19	12,288	10,882	12,337
3/19	12,458	11,091	12,481
4/19	12,696	11,094	12,702
5/19	12,368	11,291	12,388
6/19	12,843	11,432	12,840
7/19	12,877	11,458	12,890
8/19	12,855	11,755	12,873
9/19	12,968	11,692	12,990
10/19	13,126	11,727	13,159
11/19	13,296	11,721	13,325
12/19	13,540	11,713	13,535
1/20	13,575	11,938	13,553
2/20	13,166	12,153	13,085
3/20	12,138	12,082	12,107
4/20	12,909	12,297	12,862
5/20	13,271	12,354	13,193
6/20	13,493	12,432	13,396
7/20	13,960	12,617	13,789
8/20	14,346	12,515	14,096
9/20	14,136	12,509	13,897
10/20	13,984	12,453	13,756
11/20	14,848	12,575	14,589
12/20	15,254	12,592	14,921
1/21	15,217	12,502	14,875
2/21	15,364	12,321	14,992
3/21	15,596	12,168	15,139
4/21	15,988	12,264	15,488
5/21	16,110	12,304	15,613
6/21	16,221	12,390	15,729
7/21	16,368	12,529	15,857
8/21	16,563	12,505	16,040
9/21	16,147	12,397	15,692
10/21	16,576	12,393	16,068
11/21	16,417	12,430	15,889
12/21	16,779	12,398	16,228
1/22	16,207	12,131	15,665
2/22	15,948	11,996	15,471
3/22	15,922	11,662	15,463
4/22	15,077	11,220	14,675
5/22	15,129	11,292	14,727
6/22	14,363	11,115	14,020
7/22	15,090	11,387	14,657
8/22	14,623	11,065	14,252
9/22	13,714	10,587	13,378
10/22	14,103	10,450	13,750
11/22	14,753	10,834	14,412
12/22	14,376	10,785	14,149
1/23	15,057	11,117	14,796
2/23	14,723	10,829	14,494
3/23	15,029	11,104	14,790
4/23	15,141	11,172	14,921
5/23	14,988	11,050	14,754
6/23	15,391	11,011	15,122
7/23	15,627	11,003	15,371
8/23	15,405	10,933	15,151
9/23	14,932	10,655	14,709
10/23	14,640	10,487	14,410
11/23	15,488	10,962	15,273
12/23	16,131	11,381	15,892
1/24	16,145	11,350	15,910
2/24	16,390	11,190	16,105
3/24	16,750	11,293	16,401
4/24	16,304	11,008	15,995
5/24	16,764	11,194	16,419
6/24	16,908	11,300	16,610
7/24	17,268	11,564	16,954
8/24	17,527	11,731	17,233
9/24	17,786	11,888	17,511
10/24	17,440	11,593	17,148

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	19.13%	5.85%	5.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$540,148
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 25.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.18%
Domestic Equity Funds	30.71%
International Equity Funds	11.69%
Specialty Funds	0.43%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV868ARR6-0

Class J

PHJQX

Principal LifeTime Hybrid 2025 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.14%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $18,173	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,233	10,071	10,107
12/14	10,082	10,080	10,026
1/15	10,132	10,292	9,983
2/15	10,459	10,195	10,327
3/15	10,395	10,242	10,271
4/15	10,485	10,206	10,361
5/15	10,504	10,181	10,403
6/15	10,327	10,070	10,229
7/15	10,386	10,140	10,341
8/15	9,943	10,125	9,894
9/15	9,777	10,194	9,706
10/15	10,226	10,196	10,170
11/15	10,204	10,169	10,169
12/15	10,040	10,136	10,001
1/16	9,714	10,275	9,690
2/16	9,702	10,348	9,672
3/16	10,201	10,443	10,165
4/16	10,272	10,483	10,241
5/16	10,353	10,486	10,314
6/16	10,403	10,674	10,368
7/16	10,693	10,742	10,640
8/16	10,711	10,730	10,659
9/16	10,741	10,723	10,691
10/16	10,540	10,641	10,520
11/16	10,632	10,390	10,618
12/16	10,768	10,404	10,783
1/17	10,956	10,425	10,944
2/17	11,156	10,495	11,156
3/17	11,206	10,489	11,223
4/17	11,352	10,570	11,347
5/17	11,477	10,651	11,485
6/17	11,528	10,641	11,536
7/17	11,737	10,687	11,715
8/17	11,798	10,782	11,740
9/17	11,965	10,731	11,908
10/17	12,111	10,737	12,061
11/17	12,267	10,723	12,239
12/17	12,377	10,773	12,352
1/18	12,742	10,649	12,681
2/18	12,329	10,548	12,328
3/18	12,253	10,615	12,237
4/18	12,285	10,536	12,279
5/18	12,404	10,611	12,402
6/18	12,361	10,598	12,388
7/18	12,599	10,601	12,601
8/18	12,740	10,669	12,740
9/18	12,707	10,600	12,725
10/18	12,015	10,517	12,106
11/18	12,112	10,579	12,255
12/18	11,545	10,774	11,732
1/19	12,183	10,888	12,353
2/19	12,395	10,882	12,573
3/19	12,552	11,091	12,714
4/19	12,832	11,094	12,978
5/19	12,418	11,291	12,569
6/19	12,955	11,432	13,094
7/19	12,988	11,458	13,146
8/19	12,932	11,755	13,076
9/19	13,066	11,692	13,230
10/19	13,245	11,727	13,432
11/19	13,458	11,721	13,630
12/19	13,729	11,713	13,887
1/20	13,741	11,938	13,867
2/20	13,210	12,153	13,263
3/20	12,009	12,082	12,092
4/20	12,875	12,297	12,955
5/20	13,279	12,354	13,338
6/20	13,521	12,432	13,573
7/20	14,053	12,617	14,021
8/20	14,514	12,515	14,420
9/20	14,260	12,509	14,169
10/20	14,087	12,453	14,004
11/20	15,103	12,575	15,029
12/20	15,577	12,592	15,445
1/21	15,529	12,502	15,402
2/21	15,746	12,321	15,594
3/21	16,034	12,168	15,813
4/21	16,492	12,264	16,239
5/21	16,636	12,304	16,390
6/21	16,757	12,390	16,514
7/21	16,901	12,529	16,644
8/21	17,142	12,505	16,865
9/21	16,648	12,397	16,459
10/21	17,178	12,393	16,907
11/21	16,973	12,430	16,688
12/21	17,418	12,398	17,093
1/22	16,760	12,131	16,460
2/22	16,456	11,996	16,235
3/22	16,481	11,662	16,268
4/22	15,518	11,220	15,376
5/22	15,582	11,292	15,436
6/22	14,708	11,115	14,632
7/22	15,518	11,387	15,336
8/22	15,012	11,065	14,909
9/22	13,998	10,587	13,963
10/22	14,480	10,450	14,428
11/22	15,202	10,834	15,157
12/22	14,752	10,785	14,849
1/23	15,509	11,117	15,565
2/23	15,144	10,829	15,252
3/23	15,468	11,104	15,550
4/23	15,590	11,172	15,696
5/23	15,428	11,050	15,522
6/23	15,901	11,011	15,941
7/23	16,171	11,003	16,227
8/23	15,914	10,933	15,976
9/23	15,387	10,655	15,496
10/23	15,063	10,487	15,163
11/23	16,009	10,962	16,107
12/23	16,691	11,381	16,778
1/24	16,705	11,350	16,793
2/24	17,040	11,190	17,026
3/24	17,432	11,293	17,354
4/24	16,928	11,008	16,916
5/24	17,460	11,194	17,380
6/24	17,613	11,300	17,581
7/24	17,977	11,564	17,954
8/24	18,270	11,731	18,261
9/24	18,550	11,888	18,565
10/24	18,173	11,593	18,162

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	20.64%	6.53%	6.16%
Class J Shares Including Sales Charge	19.64%	6.53%	6.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$887,158
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 22.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.56%
Domestic Equity Funds	35.36%
International Equity Funds	13.63%
Specialty Funds	0.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV869ARJ-0

Institutional

PHTQX

Principal LifeTime Hybrid 2025 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $18,498	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,235	10,071	10,107
12/14	10,086	10,080	10,026
1/15	10,138	10,292	9,983
2/15	10,467	10,195	10,327
3/15	10,405	10,242	10,271
4/15	10,498	10,206	10,361
5/15	10,518	10,181	10,403
6/15	10,343	10,070	10,229
7/15	10,405	10,140	10,341
8/15	9,963	10,125	9,894
9/15	9,798	10,194	9,706
10/15	10,251	10,196	10,170
11/15	10,230	10,169	10,169
12/15	10,068	10,136	10,001
1/16	9,743	10,275	9,690
2/16	9,733	10,348	9,672
3/16	10,235	10,443	10,165
4/16	10,308	10,483	10,241
5/16	10,392	10,486	10,314
6/16	10,445	10,674	10,368
7/16	10,738	10,742	10,640
8/16	10,758	10,730	10,659
9/16	10,790	10,723	10,691
10/16	10,591	10,641	10,520
11/16	10,685	10,390	10,618
12/16	10,824	10,404	10,783
1/17	11,016	10,425	10,944
2/17	11,218	10,495	11,156
3/17	11,272	10,489	11,223
4/17	11,421	10,570	11,347
5/17	11,549	10,651	11,485
6/17	11,602	10,641	11,536
7/17	11,816	10,687	11,715
8/17	11,879	10,782	11,740
9/17	12,050	10,731	11,908
10/17	12,199	10,737	12,061
11/17	12,359	10,723	12,239
12/17	12,473	10,773	12,352
1/18	12,844	10,649	12,681
2/18	12,429	10,548	12,328
3/18	12,353	10,615	12,237
4/18	12,385	10,536	12,279
5/18	12,516	10,611	12,402
6/18	12,462	10,598	12,388
7/18	12,713	10,601	12,601
8/18	12,854	10,669	12,740
9/18	12,822	10,600	12,725
10/18	12,134	10,517	12,106
11/18	12,232	10,579	12,255
12/18	11,657	10,774	11,732
1/19	12,311	10,888	12,353
2/19	12,526	10,882	12,573
3/19	12,683	11,091	12,714
4/19	12,977	11,094	12,978
5/19	12,548	11,291	12,569
6/19	13,101	11,432	13,094
7/19	13,135	11,458	13,146
8/19	13,078	11,755	13,076
9/19	13,214	11,692	13,230
10/19	13,406	11,727	13,432
11/19	13,609	11,721	13,630
12/19	13,899	11,713	13,887
1/20	13,899	11,938	13,867
2/20	13,374	12,153	13,263
3/20	12,162	12,082	12,092
4/20	13,036	12,297	12,955
5/20	13,444	12,354	13,338
6/20	13,689	12,432	13,573
7/20	14,225	12,617	14,021
8/20	14,703	12,515	14,420
9/20	14,447	12,509	14,169
10/20	14,272	12,453	14,004
11/20	15,298	12,575	15,029
12/20	15,790	12,592	15,445
1/21	15,754	12,502	15,402
2/21	15,961	12,321	15,594
3/21	16,265	12,168	15,813
4/21	16,727	12,264	16,239
5/21	16,873	12,304	16,390
6/21	16,995	12,390	16,514
7/21	17,153	12,529	16,644
8/21	17,396	12,505	16,865
9/21	16,897	12,397	16,459
10/21	17,433	12,393	16,907
11/21	17,226	12,430	16,688
12/21	17,679	12,398	17,093
1/22	17,013	12,131	16,460
2/22	16,718	11,996	16,235
3/22	16,731	11,662	16,268
4/22	15,758	11,220	15,376
5/22	15,834	11,292	15,436
6/22	14,938	11,115	14,632
7/22	15,758	11,387	15,336
8/22	15,245	11,065	14,909
9/22	14,220	10,587	13,963
10/22	14,707	10,450	14,428
11/22	15,450	10,834	15,157
12/22	14,997	10,785	14,849
1/23	15,763	11,117	15,565
2/23	15,394	10,829	15,252
3/23	15,722	11,104	15,550
4/23	15,845	11,172	15,696
5/23	15,681	11,050	15,522
6/23	16,173	11,011	15,941
7/23	16,446	11,003	16,227
8/23	16,187	10,933	15,976
9/23	15,654	10,655	15,496
10/23	15,325	10,487	15,163
11/23	16,282	10,962	16,107
12/23	16,984	11,381	16,778
1/24	16,998	11,350	16,793
2/24	17,337	11,190	17,026
3/24	17,734	11,293	17,354
4/24	17,238	11,008	16,916
5/24	17,762	11,194	17,380
6/24	17,918	11,300	17,581
7/24	18,314	11,564	17,954
8/24	18,597	11,731	18,261
9/24	18,880	11,888	18,565
10/24	18,498	11,593	18,162

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	20.70%	6.65%	6.34%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$887,158
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 22.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.56%
Domestic Equity Funds	35.36%
International Equity Funds	13.63%
Specialty Funds	0.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV869ARI-0

R-6

PLFTX

Principal LifeTime Hybrid 2025 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $18,545	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,235	10,071	10,107
12/14	10,086	10,080	10,026
1/15	10,138	10,292	9,983
2/15	10,467	10,195	10,327
3/15	10,405	10,242	10,271
4/15	10,498	10,206	10,361
5/15	10,518	10,181	10,403
6/15	10,343	10,070	10,229
7/15	10,405	10,140	10,341
8/15	9,973	10,125	9,894
9/15	9,798	10,194	9,706
10/15	10,251	10,196	10,170
11/15	10,240	10,169	10,169
12/15	10,078	10,136	10,001
1/16	9,754	10,275	9,690
2/16	9,733	10,348	9,672
3/16	10,246	10,443	10,165
4/16	10,319	10,483	10,241
5/16	10,402	10,486	10,314
6/16	10,455	10,674	10,368
7/16	10,748	10,742	10,640
8/16	10,769	10,730	10,659
9/16	10,800	10,723	10,691
10/16	10,601	10,641	10,520
11/16	10,696	10,390	10,618
12/16	10,834	10,404	10,783
1/17	11,026	10,425	10,944
2/17	11,229	10,495	11,156
3/17	11,293	10,489	11,223
4/17	11,431	10,570	11,347
5/17	11,559	10,651	11,485
6/17	11,612	10,641	11,536
7/17	11,815	10,687	11,715
8/17	11,879	10,782	11,740
9/17	12,060	10,731	11,908
10/17	12,210	10,737	12,061
11/17	12,370	10,723	12,239
12/17	12,473	10,773	12,352
1/18	12,844	10,649	12,681
2/18	12,440	10,548	12,328
3/18	12,363	10,615	12,237
4/18	12,396	10,536	12,279
5/18	12,527	10,611	12,402
6/18	12,473	10,598	12,388
7/18	12,724	10,601	12,601
8/18	12,865	10,669	12,740
9/18	12,833	10,600	12,725
10/18	12,145	10,517	12,106
11/18	12,243	10,579	12,255
12/18	11,673	10,774	11,732
1/19	12,316	10,888	12,353
2/19	12,531	10,882	12,573
3/19	12,700	11,091	12,714
4/19	12,982	11,094	12,978
5/19	12,564	11,291	12,569
6/19	13,118	11,432	13,094
7/19	13,152	11,458	13,146
8/19	13,084	11,755	13,076
9/19	13,231	11,692	13,230
10/19	13,422	11,727	13,432
11/19	13,626	11,721	13,630
12/19	13,908	11,713	13,887
1/20	13,920	11,938	13,867
2/20	13,383	12,153	13,263
3/20	12,170	12,082	12,092
4/20	13,057	12,297	12,955
5/20	13,465	12,354	13,338
6/20	13,710	12,432	13,573
7/20	14,247	12,617	14,021
8/20	14,713	12,515	14,420
9/20	14,468	12,509	14,169
10/20	14,293	12,453	14,004
11/20	15,320	12,575	15,029
12/20	15,817	12,592	15,445
1/21	15,768	12,502	15,402
2/21	15,988	12,321	15,594
3/21	16,280	12,168	15,813
4/21	16,755	12,264	16,239
5/21	16,901	12,304	16,390
6/21	17,023	12,390	16,514
7/21	17,169	12,529	16,644
8/21	17,424	12,505	16,865
9/21	16,925	12,397	16,459
10/21	17,461	12,393	16,907
11/21	17,254	12,430	16,688
12/21	17,713	12,398	17,093
1/22	17,046	12,131	16,460
2/22	16,738	11,996	16,235
3/22	16,764	11,662	16,268
4/22	15,789	11,220	15,376
5/22	15,853	11,292	15,436
6/22	14,968	11,115	14,632
7/22	15,789	11,387	15,336
8/22	15,276	11,065	14,909
9/22	14,250	10,587	13,963
10/22	14,737	10,450	14,428
11/22	15,481	10,834	15,157
12/22	15,020	10,785	14,849
1/23	15,800	11,117	15,565
2/23	15,431	10,829	15,252
3/23	15,759	11,104	15,550
4/23	15,882	11,172	15,696
5/23	15,718	11,050	15,522
6/23	16,211	11,011	15,941
7/23	16,485	11,003	16,227
8/23	16,225	10,933	15,976
9/23	15,677	10,655	15,496
10/23	15,348	10,487	15,163
11/23	16,320	10,962	16,107
12/23	17,014	11,381	16,778
1/24	17,043	11,350	16,793
2/24	17,369	11,190	17,026
3/24	17,780	11,293	17,354
4/24	17,269	11,008	16,916
5/24	17,808	11,194	17,380
6/24	17,964	11,300	17,581
7/24	18,347	11,564	17,954
8/24	18,645	11,731	18,261
9/24	18,928	11,888	18,565
10/24	18,545	11,593	18,162

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	20.83%	6.68%	6.37%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$887,158
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 22.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.56%
Domestic Equity Funds	35.36%
International Equity Funds	13.63%
Specialty Funds	0.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV869ARR6-0

Class J

PHJNX

Principal LifeTime Hybrid 2030 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$17	0.15%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $19,202	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,253	10,252	10,113
12/14	10,099	10,246	10,024
1/15	10,117	9,952	9,960
2/15	10,485	10,519	10,345
3/15	10,411	10,388	10,282
4/15	10,511	10,456	10,382
5/15	10,540	10,596	10,431
6/15	10,353	10,406	10,250
7/15	10,413	10,598	10,365
8/15	9,939	9,965	9,876
9/15	9,753	9,709	9,667
10/15	10,232	10,500	10,174
11/15	10,220	10,547	10,176
12/15	10,057	10,349	9,994
1/16	9,690	9,826	9,642
2/16	9,668	9,828	9,614
3/16	10,207	10,511	10,146
4/16	10,278	10,561	10,226
5/16	10,369	10,754	10,307
6/16	10,398	10,785	10,351
7/16	10,719	11,192	10,645
8/16	10,737	11,214	10,667
9/16	10,766	11,213	10,701
10/16	10,556	10,993	10,518
11/16	10,679	11,464	10,648
12/16	10,824	11,698	10,828
1/17	11,034	11,909	11,005
2/17	11,255	12,360	11,233
3/17	11,317	12,369	11,310
4/17	11,463	12,494	11,440
5/17	11,598	12,638	11,588
6/17	11,670	12,735	11,650
7/17	11,890	12,983	11,851
8/17	11,952	12,994	11,869
9/17	12,151	13,301	12,070
10/17	12,318	13,605	12,246
11/17	12,495	14,030	12,456
12/17	12,613	14,170	12,581
1/18	13,055	14,939	12,981
2/18	12,597	14,380	12,577
3/18	12,499	14,067	12,462
4/18	12,531	14,118	12,519
5/18	12,673	14,492	12,655
6/18	12,607	14,582	12,636
7/18	12,879	15,102	12,889
8/18	13,042	15,601	13,042
9/18	12,998	15,654	13,034
10/18	12,216	14,538	12,305
11/18	12,325	14,842	12,472
12/18	11,659	13,467	11,827
1/19	12,380	14,577	12,541
2/19	12,605	15,060	12,801
3/19	12,774	15,304	12,938
4/19	13,089	15,923	13,250
5/19	12,594	14,884	12,735
6/19	13,202	15,940	13,338
7/19	13,236	16,165	13,394
8/19	13,134	15,870	13,262
9/19	13,292	16,185	13,455
10/19	13,506	16,523	13,691
11/19	13,731	17,114	13,928
12/19	14,059	17,628	14,237
1/20	14,035	17,575	14,173
2/20	13,394	16,108	13,419
3/20	12,029	14,001	12,047
4/20	13,009	15,806	13,022
5/20	13,464	16,580	13,462
6/20	13,732	16,909	13,727
7/20	14,327	17,847	14,225
8/20	14,864	19,080	14,717
9/20	14,572	18,357	14,416
10/20	14,374	17,938	14,226
11/20	15,541	19,966	15,434
12/20	16,088	20,787	15,933
1/21	16,039	20,647	15,890
2/21	16,320	21,293	16,156
3/21	16,673	22,224	16,448
4/21	17,196	23,378	16,951
5/21	17,367	23,543	17,129
6/21	17,489	24,032	17,257
7/21	17,647	24,544	17,385
8/21	17,939	25,268	17,657
9/21	17,367	24,117	17,178
10/21	18,000	25,769	17,721
11/21	17,757	25,547	17,441
12/21	18,309	26,700	17,941
1/22	17,513	25,274	17,213
2/22	17,128	24,602	16,961
3/22	17,192	25,462	17,056
4/22	16,088	23,270	16,041
5/22	16,139	23,329	16,106
6/22	15,138	21,384	15,144
7/22	16,075	23,379	15,968
8/22	15,484	22,437	15,482
9/22	14,354	20,367	14,390
10/22	14,932	22,066	14,975
11/22	15,767	23,298	15,817
12/22	15,220	21,953	15,436
1/23	16,107	23,388	16,267
2/23	15,705	22,833	15,916
3/23	16,024	23,525	16,235
4/23	16,163	23,835	16,403
5/23	15,996	23,879	16,203
6/23	16,578	25,498	16,754
7/23	16,897	26,345	17,117
8/23	16,592	25,889	16,815
9/23	15,955	24,641	16,254
10/23	15,566	24,054	15,866
11/23	16,675	26,238	16,956
12/23	17,482	27,544	17,719
1/24	17,482	27,912	17,733
2/24	17,898	29,397	18,080
3/24	18,356	30,383	18,474
4/24	17,754	29,097	17,958
5/24	18,370	30,531	18,509
6/24	18,557	31,496	18,738
7/24	18,987	32,029	19,158
8/24	19,316	32,728	19,514
9/24	19,631	33,399	19,858
10/24	19,202	33,085	19,416

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	23.35%	7.29%	6.74%
Class J Shares Including Sales Charge	22.35%	7.29%	6.74%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$982,013
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 28.9%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	42.07%
Fixed Income Funds	41.16%
International Equity Funds	16.29%
Specialty Funds	0.49%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV870ARJ-0

Institutional

PHTNX

Principal LifeTime Hybrid 2030 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $19,600	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,255	10,252	10,113
12/14	10,103	10,246	10,024
1/15	10,123	9,952	9,960
2/15	10,493	10,519	10,345
3/15	10,421	10,388	10,282
4/15	10,524	10,456	10,382
5/15	10,555	10,596	10,431
6/15	10,370	10,406	10,250
7/15	10,431	10,598	10,365
8/15	9,959	9,965	9,876
9/15	9,774	9,709	9,667
10/15	10,257	10,500	10,174
11/15	10,247	10,547	10,176
12/15	10,085	10,349	9,994
1/16	9,719	9,826	9,642
2/16	9,699	9,828	9,614
3/16	10,241	10,511	10,146
4/16	10,315	10,561	10,226
5/16	10,409	10,754	10,307
6/16	10,440	10,785	10,351
7/16	10,763	11,192	10,645
8/16	10,784	11,214	10,667
9/16	10,816	11,213	10,701
10/16	10,607	10,993	10,518
11/16	10,732	11,464	10,648
12/16	10,881	11,698	10,828
1/17	11,094	11,909	11,005
2/17	11,318	12,360	11,233
3/17	11,383	12,369	11,310
4/17	11,532	12,494	11,440
5/17	11,671	12,638	11,588
6/17	11,746	12,735	11,650
7/17	11,970	12,983	11,851
8/17	12,034	12,994	11,869
9/17	12,237	13,301	12,070
10/17	12,408	13,605	12,246
11/17	12,589	14,030	12,456
12/17	12,710	14,170	12,581
1/18	13,159	14,939	12,981
2/18	12,699	14,380	12,577
3/18	12,611	14,067	12,462
4/18	12,644	14,118	12,519
5/18	12,787	14,492	12,655
6/18	12,721	14,582	12,636
7/18	13,005	15,102	12,889
8/18	13,170	15,601	13,042
9/18	13,137	15,654	13,034
10/18	12,338	14,538	12,305
11/18	12,447	14,842	12,472
12/18	11,782	13,467	11,827
1/19	12,509	14,577	12,541
2/19	12,748	15,060	12,801
3/19	12,918	15,304	12,938
4/19	13,248	15,923	13,250
5/19	12,737	14,884	12,735
6/19	13,362	15,940	13,338
7/19	13,396	16,165	13,394
8/19	13,293	15,870	13,262
9/19	13,464	16,185	13,455
10/19	13,680	16,523	13,691
11/19	13,918	17,114	13,928
12/19	14,246	17,628	14,237
1/20	14,223	17,575	14,173
2/20	13,574	16,108	13,419
3/20	12,196	14,001	12,047
4/20	13,186	15,806	13,022
5/20	13,657	16,580	13,462
6/20	13,928	16,909	13,727
7/20	14,529	17,847	14,225
8/20	15,083	19,080	14,717
9/20	14,788	18,357	14,416
10/20	14,588	17,938	14,226
11/20	15,766	19,966	15,434
12/20	16,345	20,787	15,933
1/21	16,296	20,647	15,890
2/21	16,579	21,293	16,156
3/21	16,936	22,224	16,448
4/21	17,477	23,378	16,951
5/21	17,637	23,543	17,129
6/21	17,773	24,032	17,257
7/21	17,945	24,544	17,385
8/21	18,240	25,268	17,657
9/21	17,650	24,117	17,178
10/21	18,290	25,769	17,721
11/21	18,056	25,547	17,441
12/21	18,619	26,700	17,941
1/22	17,814	25,274	17,213
2/22	17,425	24,602	16,961
3/22	17,489	25,462	17,056
4/22	16,360	23,270	16,041
5/22	16,412	23,329	16,106
6/22	15,399	21,384	15,144
7/22	16,360	23,379	15,968
8/22	15,763	22,437	15,482
9/22	14,620	20,367	14,390
10/22	15,204	22,066	14,975
11/22	16,061	23,298	15,817
12/22	15,500	21,953	15,436
1/23	16,412	23,388	16,267
2/23	15,991	22,833	15,916
3/23	16,328	23,525	16,235
4/23	16,468	23,835	16,403
5/23	16,286	23,879	16,203
6/23	16,903	25,498	16,754
7/23	17,226	26,345	17,117
8/23	16,917	25,889	16,815
9/23	16,272	24,641	16,254
10/23	15,865	24,054	15,866
11/23	17,001	26,238	16,956
12/23	17,815	27,544	17,719
1/24	17,815	27,912	17,733
2/24	18,251	29,397	18,080
3/24	18,729	30,383	18,474
4/24	18,106	29,097	17,958
5/24	18,744	30,531	18,509
6/24	18,932	31,496	18,738
7/24	19,368	32,029	19,158
8/24	19,716	32,728	19,514
9/24	20,021	33,399	19,858
10/24	19,600	33,085	19,416

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	23.54%	7.46%	6.96%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$982,013
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 28.9%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	42.07%
Fixed Income Funds	41.16%
International Equity Funds	16.29%
Specialty Funds	0.49%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV870ARI-0

R-6

PLZTX

Principal LifeTime Hybrid 2030 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $19,630	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,255	10,252	10,113
12/14	10,103	10,246	10,024
1/15	10,123	9,952	9,960
2/15	10,493	10,519	10,345
3/15	10,421	10,388	10,282
4/15	10,524	10,456	10,382
5/15	10,555	10,596	10,431
6/15	10,370	10,406	10,250
7/15	10,431	10,598	10,365
8/15	9,959	9,965	9,876
9/15	9,774	9,709	9,667
10/15	10,257	10,500	10,174
11/15	10,247	10,547	10,176
12/15	10,085	10,349	9,994
1/16	9,719	9,826	9,642
2/16	9,699	9,828	9,614
3/16	10,241	10,511	10,146
4/16	10,315	10,561	10,226
5/16	10,409	10,754	10,307
6/16	10,440	10,785	10,351
7/16	10,763	11,192	10,645
8/16	10,784	11,214	10,667
9/16	10,826	11,213	10,701
10/16	10,607	10,993	10,518
11/16	10,732	11,464	10,648
12/16	10,891	11,698	10,828
1/17	11,094	11,909	11,005
2/17	11,329	12,360	11,233
3/17	11,393	12,369	11,310
4/17	11,532	12,494	11,440
5/17	11,681	12,638	11,588
6/17	11,735	12,735	11,650
7/17	11,970	12,983	11,851
8/17	12,034	12,994	11,869
9/17	12,237	13,301	12,070
10/17	12,407	13,605	12,246
11/17	12,589	14,030	12,456
12/17	12,712	14,170	12,581
1/18	13,150	14,939	12,981
2/18	12,701	14,380	12,577
3/18	12,602	14,067	12,462
4/18	12,635	14,118	12,519
5/18	12,777	14,492	12,655
6/18	12,723	14,582	12,636
7/18	12,996	15,102	12,889
8/18	13,161	15,601	13,042
9/18	13,128	15,654	13,034
10/18	12,340	14,538	12,305
11/18	12,449	14,842	12,472
12/18	11,778	13,467	11,827
1/19	12,505	14,577	12,541
2/19	12,744	15,060	12,801
3/19	12,926	15,304	12,938
4/19	13,244	15,923	13,250
5/19	12,733	14,884	12,735
6/19	13,358	15,940	13,338
7/19	13,392	16,165	13,394
8/19	13,290	15,870	13,262
9/19	13,460	16,185	13,455
10/19	13,676	16,523	13,691
11/19	13,915	17,114	13,928
12/19	14,247	17,628	14,237
1/20	14,223	17,575	14,173
2/20	13,574	16,108	13,419
3/20	12,195	14,001	12,047
4/20	13,197	15,806	13,022
5/20	13,657	16,580	13,462
6/20	13,928	16,909	13,727
7/20	14,542	17,847	14,225
8/20	15,084	19,080	14,717
9/20	14,789	18,357	14,416
10/20	14,589	17,938	14,226
11/20	15,780	19,966	15,434
12/20	16,352	20,787	15,933
1/21	16,303	20,647	15,890
2/21	16,587	21,293	16,156
3/21	16,944	22,224	16,448
4/21	17,486	23,378	16,951
5/21	17,646	23,543	17,129
6/21	17,782	24,032	17,257
7/21	17,954	24,544	17,385
8/21	18,250	25,268	17,657
9/21	17,659	24,117	17,178
10/21	18,312	25,769	17,721
11/21	18,065	25,547	17,441
12/21	18,635	26,700	17,941
1/22	17,828	25,274	17,213
2/22	17,438	24,602	16,961
3/22	17,503	25,462	17,056
4/22	16,372	23,270	16,041
5/22	16,437	23,329	16,106
6/22	15,423	21,384	15,144
7/22	16,372	23,379	15,968
8/22	15,787	22,437	15,482
9/22	14,629	20,367	14,390
10/22	15,227	22,066	14,975
11/22	16,073	23,298	15,817
12/22	15,517	21,953	15,436
1/23	16,430	23,388	16,267
2/23	16,009	22,833	15,916
3/23	16,346	23,525	16,235
4/23	16,487	23,835	16,403
5/23	16,318	23,879	16,203
6/23	16,922	25,498	16,754
7/23	17,246	26,345	17,117
8/23	16,936	25,889	16,815
9/23	16,290	24,641	16,254
10/23	15,896	24,054	15,866
11/23	17,021	26,238	16,956
12/23	17,841	27,544	17,719
1/24	17,841	27,912	17,733
2/24	18,278	29,397	18,080
3/24	18,757	30,383	18,474
4/24	18,132	29,097	17,958
5/24	18,757	30,531	18,509
6/24	18,961	31,496	18,738
7/24	19,397	32,029	19,158
8/24	19,746	32,728	19,514
9/24	20,052	33,399	19,858
10/24	19,630	33,085	19,416

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	23.49%	7.50%	6.98%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$982,013
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 28.9%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	42.07%
Fixed Income Funds	41.16%
International Equity Funds	16.29%
Specialty Funds	0.49%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV870ARR6-0

Class J

PHJJX

Principal LifeTime Hybrid 2035 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$19	0.17%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $20,331	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,272	10,252	10,120
12/14	10,106	10,246	10,023
1/15	10,104	9,952	9,939
2/15	10,501	10,519	10,362
3/15	10,417	10,388	10,293
4/15	10,528	10,456	10,402
5/15	10,556	10,596	10,460
6/15	10,380	10,406	10,269
7/15	10,439	10,598	10,389
8/15	9,926	9,965	9,861
9/15	9,729	9,709	9,632
10/15	10,249	10,500	10,178
11/15	10,237	10,547	10,183
12/15	10,063	10,349	9,988
1/16	9,666	9,826	9,598
2/16	9,622	9,828	9,561
3/16	10,202	10,511	10,127
4/16	10,273	10,561	10,212
5/16	10,375	10,754	10,300
6/16	10,393	10,785	10,332
7/16	10,734	11,192	10,649
8/16	10,752	11,214	10,675
9/16	10,792	11,213	10,710
10/16	10,561	10,993	10,516
11/16	10,715	11,464	10,678
12/16	10,873	11,698	10,873
1/17	11,092	11,909	11,064
2/17	11,333	12,360	11,310
3/17	11,405	12,369	11,395
4/17	11,551	12,494	11,532
5/17	11,696	12,638	11,690
6/17	11,778	12,735	11,762
7/17	12,029	12,983	11,987
8/17	12,079	12,994	11,998
9/17	12,299	13,301	12,230
10/17	12,486	13,605	12,430
11/17	12,695	14,030	12,667
12/17	12,813	14,170	12,805
1/18	13,285	14,939	13,277
2/18	12,797	14,380	12,824
3/18	12,689	14,067	12,684
4/18	12,721	14,118	12,756
5/18	12,883	14,492	12,902
6/18	12,829	14,582	12,877
7/18	13,121	15,102	13,165
8/18	13,315	15,601	13,332
9/18	13,272	15,654	13,330
10/18	12,398	14,538	12,496
11/18	12,527	14,842	12,682
12/18	11,757	13,467	11,924
1/19	12,553	14,577	12,722
2/19	12,823	15,060	13,018
3/19	12,991	15,304	13,149
4/19	13,339	15,923	13,505
5/19	12,767	14,884	12,889
6/19	13,428	15,940	13,567
7/19	13,473	16,165	13,624
8/19	13,339	15,870	13,433
9/19	13,541	16,185	13,665
10/19	13,776	16,523	13,936
11/19	14,034	17,114	14,207
12/19	14,386	17,628	14,568
1/20	14,339	17,575	14,460
2/20	13,584	16,108	13,558
3/20	12,050	14,001	11,990
4/20	13,107	15,806	13,066
5/20	13,607	16,580	13,556
6/20	13,898	16,909	13,855
7/20	14,548	17,847	14,408
8/20	15,141	19,080	15,004
9/20	14,816	18,357	14,645
10/20	14,595	17,938	14,429
11/20	15,896	19,966	15,840
12/20	16,515	20,787	16,431
1/21	16,479	20,647	16,391
2/21	16,817	21,293	16,747
3/21	17,228	22,224	17,126
4/21	17,819	23,378	17,716
5/21	18,000	23,543	17,924
6/21	18,145	24,032	18,059
7/21	18,326	24,544	18,184
8/21	18,652	25,268	18,523
9/21	17,988	24,117	17,949
10/21	18,713	25,769	18,617
11/21	18,423	25,547	18,263
12/21	19,085	26,700	18,884
1/22	18,185	25,274	18,042
2/22	17,767	24,602	17,750
3/22	17,893	25,462	17,935
4/22	16,664	23,270	16,764
5/22	16,715	23,329	16,836
6/22	15,562	21,384	15,684
7/22	16,614	23,379	16,649
8/22	15,993	22,437	16,090
9/22	14,751	20,367	14,822
10/22	15,460	22,066	15,544
11/22	16,385	23,298	16,524
12/22	15,738	21,953	16,054
1/23	16,726	23,388	17,029
2/23	16,301	22,833	16,627
3/23	16,644	23,525	16,966
4/23	16,781	23,835	17,162
5/23	16,603	23,879	16,929
6/23	17,317	25,498	17,625
7/23	17,701	26,345	18,078
8/23	17,358	25,889	17,714
9/23	16,658	24,641	17,072
10/23	16,232	24,054	16,624
11/23	17,454	26,238	17,873
12/23	18,317	27,544	18,724
1/24	18,317	27,912	18,748
2/24	18,870	29,397	19,230
3/24	19,409	30,383	19,703
4/24	18,728	29,097	19,112
5/24	19,438	30,531	19,762
6/24	19,636	31,496	20,014
7/24	20,090	32,029	20,473
8/24	20,459	32,728	20,877
9/24	20,800	33,399	21,266
10/24	20,331	33,085	20,775

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	25.26%	8.10%	7.35%
Class J Shares Including Sales Charge	24.26%	8.10%	7.35%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$714,199
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 21.5%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	48.54%
Fixed Income Funds	32.73%
International Equity Funds	18.74%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV871ARJ-0

Institutional

PHTJX

Principal LifeTime Hybrid 2035 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $20,753	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,274	10,252	10,120
12/14	10,110	10,246	10,023
1/15	10,110	9,952	9,939
2/15	10,509	10,519	10,362
3/15	10,427	10,388	10,293
4/15	10,540	10,456	10,402
5/15	10,571	10,596	10,460
6/15	10,397	10,406	10,269
7/15	10,458	10,598	10,389
8/15	9,946	9,965	9,861
9/15	9,751	9,709	9,632
10/15	10,274	10,500	10,178
11/15	10,263	10,547	10,183
12/15	10,091	10,349	9,988
1/16	9,695	9,826	9,598
2/16	9,653	9,828	9,561
3/16	10,237	10,511	10,127
4/16	10,310	10,561	10,212
5/16	10,414	10,754	10,300
6/16	10,435	10,785	10,332
7/16	10,779	11,192	10,649
8/16	10,800	11,214	10,675
9/16	10,841	11,213	10,710
10/16	10,612	10,993	10,516
11/16	10,768	11,464	10,678
12/16	10,929	11,698	10,873
1/17	11,153	11,909	11,064
2/17	11,397	12,360	11,310
3/17	11,471	12,369	11,395
4/17	11,620	12,494	11,532
5/17	11,769	12,638	11,690
6/17	11,854	12,735	11,762
7/17	12,109	12,983	11,987
8/17	12,163	12,994	11,998
9/17	12,386	13,301	12,230
10/17	12,577	13,605	12,430
11/17	12,790	14,030	12,667
12/17	12,912	14,170	12,805
1/18	13,390	14,939	13,277
2/18	12,901	14,380	12,824
3/18	12,803	14,067	12,684
4/18	12,836	14,118	12,756
5/18	12,999	14,492	12,902
6/18	12,944	14,582	12,877
7/18	13,238	15,102	13,165
8/18	13,434	15,601	13,332
9/18	13,401	15,654	13,330
10/18	12,520	14,538	12,496
11/18	12,651	14,842	12,682
12/18	11,880	13,467	11,924
1/19	12,694	14,577	12,722
2/19	12,966	15,060	13,018
3/19	13,136	15,304	13,149
4/19	13,498	15,923	13,505
5/19	12,921	14,884	12,889
6/19	13,588	15,940	13,567
7/19	13,634	16,165	13,624
8/19	13,509	15,870	13,433
9/19	13,713	16,185	13,665
10/19	13,950	16,523	13,936
11/19	14,222	17,114	14,207
12/19	14,574	17,628	14,568
1/20	14,539	17,575	14,460
2/20	13,765	16,108	13,558
3/20	12,216	14,001	11,990
4/20	13,283	15,806	13,066
5/20	13,788	16,580	13,556
6/20	14,093	16,909	13,855
7/20	14,750	17,847	14,408
8/20	15,360	19,080	15,004
9/20	15,032	18,357	14,645
10/20	14,809	17,938	14,429
11/20	16,123	19,966	15,840
12/20	16,778	20,787	16,431
1/21	16,729	20,647	16,391
2/21	17,071	21,293	16,747
3/21	17,498	22,224	17,126
4/21	18,108	23,378	17,716
5/21	18,291	23,543	17,924
6/21	18,426	24,032	18,059
7/21	18,621	24,544	18,184
8/21	18,962	25,268	18,523
9/21	18,279	24,117	17,949
10/21	19,023	25,769	18,617
11/21	18,731	25,547	18,263
12/21	19,395	26,700	18,884
1/22	18,498	25,274	18,042
2/22	18,062	24,602	17,750
3/22	18,203	25,462	17,935
4/22	16,947	23,270	16,764
5/22	17,011	23,329	16,836
6/22	15,844	21,384	15,684
7/22	16,908	23,379	16,649
8/22	16,280	22,437	16,090
9/22	15,011	20,367	14,822
10/22	15,742	22,066	15,544
11/22	16,690	23,298	16,524
12/22	16,029	21,953	16,054
1/23	17,044	23,388	17,029
2/23	16,613	22,833	16,627
3/23	16,947	23,525	16,966
4/23	17,099	23,835	17,162
5/23	16,919	23,879	16,929
6/23	17,656	25,498	17,625
7/23	18,045	26,345	18,078
8/23	17,683	25,889	17,714
9/23	16,974	24,641	17,072
10/23	16,543	24,054	16,624
11/23	17,781	26,238	17,873
12/23	18,669	27,544	18,724
1/24	18,683	27,912	18,748
2/24	19,244	29,397	19,230
3/24	19,790	30,383	19,703
4/24	19,114	29,097	19,112
5/24	19,833	30,531	19,762
6/24	20,034	31,496	20,014
7/24	20,494	32,029	20,473
8/24	20,882	32,728	20,877
9/24	21,227	33,399	21,266
10/24	20,753	33,085	20,775

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	25.44%	8.27%	7.57%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$714,199
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 21.5%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	48.54%
Fixed Income Funds	32.73%
International Equity Funds	18.74%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV871ARI-0

R-6

PLRTX

Principal LifeTime Hybrid 2035 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $20,809	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,274	10,252	10,120
12/14	10,110	10,246	10,023
1/15	10,110	9,952	9,939
2/15	10,509	10,519	10,362
3/15	10,427	10,388	10,293
4/15	10,540	10,456	10,402
5/15	10,571	10,596	10,460
6/15	10,397	10,406	10,269
7/15	10,458	10,598	10,389
8/15	9,946	9,965	9,861
9/15	9,751	9,709	9,632
10/15	10,274	10,500	10,178
11/15	10,263	10,547	10,183
12/15	10,091	10,349	9,988
1/16	9,695	9,826	9,598
2/16	9,663	9,828	9,561
3/16	10,237	10,511	10,127
4/16	10,310	10,561	10,212
5/16	10,414	10,754	10,300
6/16	10,435	10,785	10,332
7/16	10,779	11,192	10,649
8/16	10,800	11,214	10,675
9/16	10,841	11,213	10,710
10/16	10,612	10,993	10,516
11/16	10,779	11,464	10,678
12/16	10,940	11,698	10,873
1/17	11,152	11,909	11,064
2/17	11,407	12,360	11,310
3/17	11,471	12,369	11,395
4/17	11,631	12,494	11,532
5/17	11,780	12,638	11,690
6/17	11,865	12,735	11,762
7/17	12,109	12,983	11,987
8/17	12,173	12,994	11,998
9/17	12,396	13,301	12,230
10/17	12,588	13,605	12,430
11/17	12,790	14,030	12,667
12/17	12,912	14,170	12,805
1/18	13,401	14,939	13,277
2/18	12,922	14,380	12,824
3/18	12,814	14,067	12,684
4/18	12,846	14,118	12,756
5/18	13,009	14,492	12,902
6/18	12,955	14,582	12,877
7/18	13,260	15,102	13,165
8/18	13,455	15,601	13,332
9/18	13,412	15,654	13,330
10/18	12,542	14,538	12,496
11/18	12,672	14,842	12,682
12/18	11,895	13,467	11,924
1/19	12,710	14,577	12,722
2/19	12,981	15,060	13,018
3/19	13,151	15,304	13,149
4/19	13,513	15,923	13,505
5/19	12,936	14,884	12,889
6/19	13,615	15,940	13,567
7/19	13,660	16,165	13,624
8/19	13,524	15,870	13,433
9/19	13,728	16,185	13,665
10/19	13,977	16,523	13,936
11/19	14,237	17,114	14,207
12/19	14,605	17,628	14,568
1/20	14,558	17,575	14,460
2/20	13,783	16,108	13,558
3/20	12,233	14,001	11,990
4/20	13,314	15,806	13,066
5/20	13,818	16,580	13,556
6/20	14,112	16,909	13,855
7/20	14,781	17,847	14,408
8/20	15,380	19,080	15,004
9/20	15,051	18,357	14,645
10/20	14,840	17,938	14,429
11/20	16,155	19,966	15,840
12/20	16,803	20,787	16,431
1/21	16,766	20,647	16,391
2/21	17,108	21,293	16,747
3/21	17,523	22,224	17,126
4/21	18,134	23,378	17,716
5/21	18,317	23,543	17,924
6/21	18,463	24,032	18,059
7/21	18,646	24,544	18,184
8/21	18,988	25,268	18,523
9/21	18,317	24,117	17,949
10/21	19,062	25,769	18,617
11/21	18,769	25,547	18,263
12/21	19,439	26,700	18,884
1/22	18,528	25,274	18,042
2/22	18,104	24,602	17,750
3/22	18,245	25,462	17,935
4/22	16,988	23,270	16,764
5/22	17,039	23,329	16,836
6/22	15,872	21,384	15,684
7/22	16,949	23,379	16,649
8/22	16,321	22,437	16,090
9/22	15,050	20,367	14,822
10/22	15,782	22,066	15,544
11/22	16,718	23,298	16,524
12/22	16,075	21,953	16,054
1/23	17,077	23,388	17,029
2/23	16,645	22,833	16,627
3/23	16,993	23,525	16,966
4/23	17,146	23,835	17,162
5/23	16,966	23,879	16,929
6/23	17,703	25,498	17,625
7/23	18,093	26,345	18,078
8/23	17,731	25,889	17,714
9/23	17,021	24,641	17,072
10/23	16,590	24,054	16,624
11/23	17,828	26,238	17,873
12/23	18,723	27,544	18,724
1/24	18,723	27,912	18,748
2/24	19,298	29,397	19,230
3/24	19,845	30,383	19,703
4/24	19,154	29,097	19,112
5/24	19,874	30,531	19,762
6/24	20,090	31,496	20,014
7/24	20,550	32,029	20,473
8/24	20,939	32,728	20,877
9/24	21,284	33,399	21,266
10/24	20,809	33,085	20,775

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	25.43%	8.28%	7.60%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$714,199
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 21.5%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	48.54%
Fixed Income Funds	32.73%
International Equity Funds	18.74%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV871ARR6-0

Class J

PHJEX

Principal LifeTime Hybrid 2040 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.16%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $21,400	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,281	10,252	10,123
12/14	10,104	10,246	10,020
1/15	10,082	9,952	9,923
2/15	10,510	10,519	10,372
3/15	10,426	10,388	10,298
4/15	10,536	10,456	10,417
5/15	10,585	10,596	10,477
6/15	10,389	10,406	10,281
7/15	10,458	10,598	10,404
8/15	9,915	9,965	9,847
9/15	9,708	9,709	9,603
10/15	10,258	10,500	10,177
11/15	10,256	10,547	10,185
12/15	10,070	10,349	9,980
1/16	9,643	9,826	9,563
2/16	9,599	9,828	9,519
3/16	10,199	10,511	10,111
4/16	10,270	10,561	10,198
5/16	10,382	10,754	10,290
6/16	10,390	10,785	10,314
7/16	10,751	11,192	10,648
8/16	10,770	11,214	10,677
9/16	10,809	11,213	10,713
10/16	10,568	10,993	10,512
11/16	10,753	11,464	10,695
12/16	10,917	11,698	10,900
1/17	11,148	11,909	11,103
2/17	11,411	12,360	11,360
3/17	11,482	12,369	11,452
4/17	11,639	12,494	11,593
5/17	11,785	12,638	11,759
6/17	11,878	12,735	11,838
7/17	12,140	12,983	12,076
8/17	12,190	12,994	12,081
9/17	12,431	13,301	12,336
10/17	12,629	13,605	12,552
11/17	12,849	14,030	12,811
12/17	12,977	14,170	12,956
1/18	13,504	14,939	13,476
2/18	12,983	14,380	12,989
3/18	12,863	14,067	12,834
4/18	12,896	14,118	12,916
5/18	13,058	14,492	13,073
6/18	13,004	14,582	13,044
7/18	13,318	15,102	13,355
8/18	13,523	15,601	13,529
9/18	13,480	15,654	13,530
10/18	12,539	14,538	12,629
11/18	12,680	14,842	12,825
12/18	11,828	13,467	11,997
1/19	12,675	14,577	12,848
2/19	12,958	15,060	13,167
3/19	13,127	15,304	13,295
4/19	13,511	15,923	13,680
5/19	12,867	14,884	13,001
6/19	13,591	15,940	13,730
7/19	13,636	16,165	13,789
8/19	13,455	15,870	13,553
9/19	13,681	16,185	13,812
10/19	13,941	16,523	14,106
11/19	14,223	17,114	14,402
12/19	14,611	17,628	14,800
1/20	14,529	17,575	14,660
2/20	13,686	16,108	13,655
3/20	12,022	14,001	11,953
4/20	13,147	15,806	13,097
5/20	13,674	16,580	13,624
6/20	13,990	16,909	13,945
7/20	14,670	17,847	14,533
8/20	15,326	19,080	15,198
9/20	14,975	18,357	14,801
10/20	14,740	17,938	14,571
11/20	16,135	19,966	16,119
12/20	16,813	20,787	16,778
1/21	16,764	20,647	16,746
2/21	17,154	21,293	17,165
3/21	17,628	22,224	17,606
4/21	18,284	23,378	18,256
5/21	18,466	23,543	18,488
6/21	18,612	24,032	18,625
7/21	18,795	24,544	18,749
8/21	19,172	25,268	19,136
9/21	18,442	24,117	18,495
10/21	19,257	25,769	19,254
11/21	18,904	25,547	18,843
12/21	19,662	26,700	19,555
1/22	18,679	25,274	18,630
2/22	18,206	24,602	18,319
3/22	18,423	25,462	18,571
4/22	17,070	23,270	17,293
5/22	17,121	23,329	17,366
6/22	15,819	21,384	16,063
7/22	16,993	23,379	17,132
8/22	16,329	22,437	16,526
9/22	14,963	20,367	15,126
10/22	15,844	22,066	15,962
11/22	16,853	23,298	17,047
12/22	16,114	21,953	16,513
1/23	17,198	23,388	17,589
2/23	16,754	22,833	17,159
3/23	17,087	23,525	17,516
4/23	17,254	23,835	17,732
5/23	17,059	23,879	17,473
6/23	17,921	25,498	18,299
7/23	18,380	26,345	18,837
8/23	17,977	25,889	18,415
9/23	17,212	24,641	17,707
10/23	16,754	24,054	17,204
11/23	18,088	26,238	18,585
12/23	19,021	27,544	19,512
1/24	19,021	27,912	19,538
2/24	19,737	29,397	20,144
3/24	20,354	30,383	20,688
4/24	19,623	29,097	20,038
5/24	20,425	30,531	20,771
6/24	20,640	31,496	21,053
7/24	21,113	32,029	21,549
8/24	21,529	32,728	21,994
9/24	21,887	33,399	22,421
10/24	21,400	33,085	21,900

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	27.74%	8.95%	7.91%
Class J Shares Including Sales Charge	26.74%	8.95%	7.91%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$780,673
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 18.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	57.27%
International Equity Funds	22.27%
Fixed Income Funds	20.47%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV872ARJ-0

Institutional

PLTQX

Principal LifeTime Hybrid 2040 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $21,868	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,283	10,252	10,123
12/14	10,109	10,246	10,020
1/15	10,088	9,952	9,923
2/15	10,518	10,519	10,372
3/15	10,436	10,388	10,298
4/15	10,549	10,456	10,417
5/15	10,600	10,596	10,477
6/15	10,406	10,406	10,281
7/15	10,477	10,598	10,404
8/15	9,934	9,965	9,847
9/15	9,730	9,709	9,603
10/15	10,283	10,500	10,177
11/15	10,283	10,547	10,185
12/15	10,099	10,349	9,980
1/16	9,672	9,826	9,563
2/16	9,630	9,828	9,519
3/16	10,234	10,511	10,111
4/16	10,307	10,561	10,198
5/16	10,421	10,754	10,290
6/16	10,432	10,785	10,314
7/16	10,796	11,192	10,648
8/16	10,817	11,214	10,677
9/16	10,859	11,213	10,713
10/16	10,619	10,993	10,512
11/16	10,807	11,464	10,695
12/16	10,974	11,698	10,900
1/17	11,208	11,909	11,103
2/17	11,475	12,360	11,360
3/17	11,549	12,369	11,452
4/17	11,709	12,494	11,593
5/17	11,858	12,638	11,759
6/17	11,954	12,735	11,838
7/17	12,221	12,983	12,076
8/17	12,274	12,994	12,081
9/17	12,519	13,301	12,336
10/17	12,721	13,605	12,552
11/17	12,945	14,030	12,811
12/17	13,077	14,170	12,956
1/18	13,612	14,939	13,476
2/18	13,088	14,380	12,989
3/18	12,968	14,067	12,834
4/18	13,012	14,118	12,916
5/18	13,186	14,492	13,073
6/18	13,132	14,582	13,044
7/18	13,448	15,102	13,355
8/18	13,655	15,601	13,529
9/18	13,622	15,654	13,530
10/18	12,674	14,538	12,629
11/18	12,815	14,842	12,825
12/18	11,953	13,467	11,997
1/19	12,819	14,577	12,848
2/19	13,115	15,060	13,167
3/19	13,286	15,304	13,295
4/19	13,674	15,923	13,680
5/19	13,024	14,884	13,001
6/19	13,754	15,940	13,730
7/19	13,799	16,165	13,789
8/19	13,628	15,870	13,553
9/19	13,856	16,185	13,812
10/19	14,130	16,523	14,106
11/19	14,415	17,114	14,402
12/19	14,804	17,628	14,800
1/20	14,733	17,575	14,660
2/20	13,869	16,108	13,655
3/20	12,189	14,001	11,953
4/20	13,337	15,806	13,097
5/20	13,869	16,580	13,624
6/20	14,189	16,909	13,945
7/20	14,887	17,847	14,533
8/20	15,561	19,080	15,198
9/20	15,195	18,357	14,801
10/20	14,958	17,938	14,571
11/20	16,378	19,966	16,119
12/20	17,085	20,787	16,778
1/21	17,035	20,647	16,746
2/21	17,429	21,293	17,165
3/21	17,920	22,224	17,606
4/21	18,572	23,378	18,256
5/21	18,781	23,543	18,488
6/21	18,928	24,032	18,625
7/21	19,113	24,544	18,749
8/21	19,494	25,268	19,136
9/21	18,756	24,117	18,495
10/21	19,580	25,769	19,254
11/21	19,223	25,547	18,843
12/21	20,010	26,700	19,555
1/22	19,002	25,274	18,630
2/22	18,537	24,602	18,319
3/22	18,757	25,462	18,571
4/22	17,374	23,270	17,293
5/22	17,426	23,329	17,366
6/22	16,108	21,384	16,063
7/22	17,310	23,379	17,132
8/22	16,625	22,437	16,526
9/22	15,243	20,367	15,126
10/22	16,147	22,066	15,962
11/22	17,181	23,298	17,047
12/22	16,427	21,953	16,513
1/23	17,525	23,388	17,589
2/23	17,075	22,833	17,159
3/23	17,427	23,525	17,516
4/23	17,595	23,835	17,732
5/23	17,398	23,879	17,473
6/23	18,285	25,498	18,299
7/23	18,750	26,345	18,837
8/23	18,341	25,889	18,415
9/23	17,567	24,641	17,707
10/23	17,089	24,054	17,204
11/23	18,454	26,238	18,585
12/23	19,414	27,544	19,512
1/24	19,414	27,912	19,538
2/24	20,155	29,397	20,144
3/24	20,779	30,383	20,688
4/24	20,038	29,097	20,038
5/24	20,866	30,531	20,771
6/24	21,084	31,496	21,053
7/24	21,563	32,029	21,549
8/24	21,984	32,728	21,994
9/24	22,362	33,399	22,421
10/24	21,868	33,085	21,900

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	27.97%	9.13%	8.14%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$780,673
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 18.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	57.27%
International Equity Funds	22.27%
Fixed Income Funds	20.47%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV872ARI-0

R-6

PLMTX

Principal LifeTime Hybrid 2040 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $21,926	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,283	10,252	10,123
12/14	10,109	10,246	10,020
1/15	10,088	9,952	9,923
2/15	10,518	10,519	10,372
3/15	10,436	10,388	10,298
4/15	10,549	10,456	10,417
5/15	10,600	10,596	10,477
6/15	10,406	10,406	10,281
7/15	10,477	10,598	10,404
8/15	9,934	9,965	9,847
9/15	9,730	9,709	9,603
10/15	10,283	10,500	10,177
11/15	10,283	10,547	10,185
12/15	10,099	10,349	9,980
1/16	9,672	9,826	9,563
2/16	9,630	9,828	9,519
3/16	10,244	10,511	10,111
4/16	10,317	10,561	10,198
5/16	10,421	10,754	10,290
6/16	10,432	10,785	10,314
7/16	10,796	11,192	10,648
8/16	10,827	11,214	10,677
9/16	10,869	11,213	10,713
10/16	10,619	10,993	10,512
11/16	10,817	11,464	10,695
12/16	10,984	11,698	10,900
1/17	11,208	11,909	11,103
2/17	11,475	12,360	11,360
3/17	11,560	12,369	11,452
4/17	11,720	12,494	11,593
5/17	11,869	12,638	11,759
6/17	11,965	12,735	11,838
7/17	12,231	12,983	12,076
8/17	12,284	12,994	12,081
9/17	12,529	13,301	12,336
10/17	12,742	13,605	12,552
11/17	12,966	14,030	12,811
12/17	13,088	14,170	12,956
1/18	13,633	14,939	13,476
2/18	13,110	14,380	12,989
3/18	12,990	14,067	12,834
4/18	13,033	14,118	12,916
5/18	13,197	14,492	13,073
6/18	13,142	14,582	13,044
7/18	13,469	15,102	13,355
8/18	13,677	15,601	13,529
9/18	13,633	15,654	13,530
10/18	12,684	14,538	12,629
11/18	12,826	14,842	12,825
12/18	11,968	13,467	11,997
1/19	12,846	14,577	12,848
2/19	13,131	15,060	13,167
3/19	13,313	15,304	13,295
4/19	13,701	15,923	13,680
5/19	13,051	14,884	13,001
6/19	13,780	15,940	13,730
7/19	13,826	16,165	13,789
8/19	13,655	15,870	13,553
9/19	13,883	16,185	13,812
10/19	14,145	16,523	14,106
11/19	14,441	17,114	14,402
12/19	14,835	17,628	14,800
1/20	14,764	17,575	14,660
2/20	13,900	16,108	13,655
3/20	12,218	14,001	11,953
4/20	13,367	15,806	13,097
5/20	13,900	16,580	13,624
6/20	14,219	16,909	13,945
7/20	14,918	17,847	14,533
8/20	15,593	19,080	15,198
9/20	15,226	18,357	14,801
10/20	14,989	17,938	14,571
11/20	16,410	19,966	16,119
12/20	17,121	20,787	16,778
1/21	17,072	20,647	16,746
2/21	17,466	21,293	17,165
3/21	17,958	22,224	17,606
4/21	18,622	23,378	18,256
5/21	18,819	23,543	18,488
6/21	18,966	24,032	18,625
7/21	19,151	24,544	18,749
8/21	19,532	25,268	19,136
9/21	18,794	24,117	18,495
10/21	19,631	25,769	19,254
11/21	19,274	25,547	18,843
12/21	20,054	26,700	19,555
1/22	19,045	25,274	18,630
2/22	18,580	24,602	18,319
3/22	18,799	25,462	18,571
4/22	17,416	23,270	17,293
5/22	17,481	23,329	17,366
6/22	16,149	21,384	16,063
7/22	17,351	23,379	17,132
8/22	16,679	22,437	16,526
9/22	15,283	20,367	15,126
10/22	16,188	22,066	15,962
11/22	17,222	23,298	17,047
12/22	16,459	21,953	16,513
1/23	17,573	23,388	17,589
2/23	17,122	22,833	17,159
3/23	17,474	23,525	17,516
4/23	17,643	23,835	17,732
5/23	17,446	23,879	17,473
6/23	18,334	25,498	18,299
7/23	18,813	26,345	18,837
8/23	18,390	25,889	18,415
9/23	17,615	24,641	17,707
10/23	17,136	24,054	17,204
11/23	18,503	26,238	18,585
12/23	19,469	27,544	19,512
1/24	19,483	27,912	19,538
2/24	20,210	29,397	20,144
3/24	20,850	30,383	20,688
4/24	20,094	29,097	20,038
5/24	20,923	30,531	20,771
6/24	21,141	31,496	21,053
7/24	21,635	32,029	21,549
8/24	22,057	32,728	21,994
9/24	22,435	33,399	22,421
10/24	21,926	33,085	21,900

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	27.95%	9.16%	8.17%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$780,673
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 18.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	57.27%
International Equity Funds	22.27%
Fixed Income Funds	20.47%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV872ARR6-0

Class J

PHJYX

Principal LifeTime Hybrid 2045 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$21	0.18%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $22,248	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,291	10,252	10,126
12/14	10,112	10,246	10,018
1/15	10,059	9,952	9,910
2/15	10,507	10,519	10,381
3/15	10,413	10,388	10,304
4/15	10,534	10,456	10,427
5/15	10,573	10,596	10,493
6/15	10,387	10,406	10,292
7/15	10,456	10,598	10,416
8/15	9,892	9,965	9,835
9/15	9,665	9,709	9,579
10/15	10,245	10,500	10,175
11/15	10,243	10,547	10,185
12/15	10,048	10,349	9,972
1/16	9,589	9,826	9,533
2/16	9,546	9,828	9,483
3/16	10,177	10,511	10,096
4/16	10,247	10,561	10,186
5/16	10,359	10,754	10,281
6/16	10,357	10,785	10,298
7/16	10,739	11,192	10,645
8/16	10,757	11,214	10,676
9/16	10,797	11,213	10,714
10/16	10,546	10,993	10,507
11/16	10,751	11,464	10,709
12/16	10,932	11,698	10,923
1/17	11,162	11,909	11,134
2/17	11,435	12,360	11,403
3/17	11,506	12,369	11,500
4/17	11,673	12,494	11,644
5/17	11,818	12,638	11,815
6/17	11,910	12,735	11,897
7/17	12,182	12,983	12,144
8/17	12,232	12,994	12,148
9/17	12,493	13,301	12,414
10/17	12,701	13,605	12,638
11/17	12,941	14,030	12,908
12/17	13,067	14,170	13,059
1/18	13,635	14,939	13,606
2/18	13,094	14,380	13,101
3/18	12,954	14,067	12,937
4/18	12,997	14,118	13,026
5/18	13,169	14,492	13,183
6/18	13,104	14,582	13,151
7/18	13,449	15,102	13,474
8/18	13,653	15,601	13,652
9/18	13,621	15,654	13,652
10/18	12,620	14,538	12,712
11/18	12,771	14,842	12,915
12/18	11,848	13,467	12,048
1/19	12,749	14,577	12,928
2/19	13,053	15,060	13,259
3/19	13,211	15,304	13,385
4/19	13,627	15,923	13,784
5/19	12,929	14,884	13,069
6/19	13,672	15,940	13,828
7/19	13,729	16,165	13,887
8/19	13,515	15,870	13,628
9/19	13,751	16,185	13,902
10/19	14,033	16,523	14,211
11/19	14,348	17,114	14,521
12/19	14,758	17,628	14,942
1/20	14,665	17,575	14,783
2/20	13,732	16,108	13,714
3/20	11,960	14,001	11,931
4/20	13,149	15,806	13,113
5/20	13,697	16,580	13,658
6/20	14,024	16,909	13,994
7/20	14,746	17,847	14,605
8/20	15,446	19,080	15,315
9/20	15,061	18,357	14,895
10/20	14,816	17,938	14,654
11/20	16,309	19,966	16,283
12/20	17,043	20,787	16,983
1/21	16,995	20,647	16,954
2/21	17,429	21,293	17,410
3/21	17,947	22,224	17,889
4/21	18,645	23,378	18,577
5/21	18,850	23,543	18,824
6/21	18,995	24,032	18,963
7/21	19,175	24,544	19,087
8/21	19,585	25,268	19,502
9/21	18,802	24,117	18,821
10/21	19,693	25,769	19,636
11/21	19,284	25,547	19,194
12/21	20,140	26,700	19,958
1/22	19,081	25,274	18,986
2/22	18,576	24,602	18,661
3/22	18,866	25,462	18,955
4/22	17,416	23,270	17,614
5/22	17,466	23,329	17,687
6/22	16,041	21,384	16,279
7/22	17,315	23,379	17,415
8/22	16,609	22,437	16,784
9/22	15,171	20,367	15,301
10/22	16,168	22,066	16,227
11/22	17,239	23,298	17,377
12/22	16,421	21,953	16,797
1/23	17,582	23,388	17,940
2/23	17,126	22,833	17,499
3/23	17,471	23,525	17,859
4/23	17,637	23,835	18,089
5/23	17,444	23,879	17,815
6/23	18,411	25,498	18,728
7/23	18,937	26,345	19,324
8/23	18,480	25,889	18,859
9/23	17,665	24,641	18,105
10/23	17,167	24,054	17,565
11/23	18,605	26,238	19,035
12/23	19,586	27,544	20,011
1/24	19,600	27,912	20,040
2/24	20,440	29,397	20,732
3/24	21,123	30,383	21,323
4/24	20,341	29,097	20,634
5/24	21,223	30,531	21,425
6/24	21,451	31,496	21,713
7/24	21,935	32,029	22,231
8/24	22,362	32,728	22,705
9/24	22,760	33,399	23,166
10/24	22,248	33,085	22,604

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	29.59%	9.66%	8.33%
Class J Shares Including Sales Charge	28.59%	9.66%	8.33%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$482,735
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 20.2%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	63.43%
International Equity Funds	24.76%
Fixed Income Funds	11.82%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV873ARJ-0

Institutional

PHTYX

Principal LifeTime Hybrid 2045 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $22,729	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,293	10,252	10,126
12/14	10,116	10,246	10,018
1/15	10,065	9,952	9,910
2/15	10,516	10,519	10,381
3/15	10,424	10,388	10,304
4/15	10,546	10,456	10,427
5/15	10,587	10,596	10,493
6/15	10,403	10,406	10,292
7/15	10,475	10,598	10,416
8/15	9,912	9,965	9,835
9/15	9,686	9,709	9,579
10/15	10,270	10,500	10,175
11/15	10,270	10,547	10,185
12/15	10,076	10,349	9,972
1/16	9,618	9,826	9,533
2/16	9,576	9,828	9,483
3/16	10,211	10,511	10,096
4/16	10,284	10,561	10,186
5/16	10,399	10,754	10,281
6/16	10,399	10,785	10,298
7/16	10,784	11,192	10,645
8/16	10,805	11,214	10,676
9/16	10,846	11,213	10,714
10/16	10,596	10,993	10,507
11/16	10,805	11,464	10,709
12/16	10,989	11,698	10,923
1/17	11,223	11,909	11,134
2/17	11,499	12,360	11,403
3/17	11,573	12,369	11,500
4/17	11,743	12,494	11,644
5/17	11,892	12,638	11,815
6/17	11,987	12,735	11,897
7/17	12,263	12,983	12,144
8/17	12,316	12,994	12,148
9/17	12,582	13,301	12,414
10/17	12,794	13,605	12,638
11/17	13,038	14,030	12,908
12/17	13,167	14,170	13,059
1/18	13,743	14,939	13,606
2/18	13,200	14,380	13,101
3/18	13,070	14,067	12,937
4/18	13,113	14,118	13,026
5/18	13,287	14,492	13,183
6/18	13,233	14,582	13,151
7/18	13,569	15,102	13,474
8/18	13,786	15,601	13,652
9/18	13,754	15,654	13,652
10/18	12,744	14,538	12,712
11/18	12,896	14,842	12,915
12/18	11,975	13,467	12,048
1/19	12,884	14,577	12,928
2/19	13,191	15,060	13,259
3/19	13,361	15,304	13,385
4/19	13,782	15,923	13,784
5/19	13,077	14,884	13,069
6/19	13,838	15,940	13,828
7/19	13,884	16,165	13,887
8/19	13,691	15,870	13,628
9/19	13,929	16,185	13,902
10/19	14,213	16,523	14,211
11/19	14,531	17,114	14,521
12/19	14,943	17,628	14,942
1/20	14,849	17,575	14,783
2/20	13,918	16,108	13,714
3/20	12,129	14,001	11,931
4/20	13,330	15,806	13,113
5/20	13,895	16,580	13,658
6/20	14,225	16,909	13,994
7/20	14,955	17,847	14,605
8/20	15,661	19,080	15,315
9/20	15,284	18,357	14,895
10/20	15,037	17,938	14,654
11/20	16,556	19,966	16,283
12/20	17,300	20,787	16,983
1/21	17,263	20,647	16,954
2/21	17,702	21,293	17,410
3/21	18,238	22,224	17,889
4/21	18,945	23,378	18,577
5/21	19,152	23,543	18,824
6/21	19,298	24,032	18,963
7/21	19,493	24,544	19,087
8/21	19,907	25,268	19,502
9/21	19,127	24,117	18,821
10/21	20,029	25,769	19,636
11/21	19,615	25,547	19,194
12/21	20,483	26,700	19,958
1/22	19,410	25,274	18,986
2/22	18,912	24,602	18,661
3/22	19,206	25,462	18,955
4/22	17,725	23,270	17,614
5/22	17,776	23,329	17,687
6/22	16,333	21,384	16,279
7/22	17,623	23,379	17,415
8/22	16,920	22,437	16,784
9/22	15,452	20,367	15,301
10/22	16,473	22,066	16,227
11/22	17,572	23,298	17,377
12/22	16,742	21,953	16,797
1/23	17,918	23,388	17,940
2/23	17,456	22,833	17,499
3/23	17,806	23,525	17,859
4/23	17,988	23,835	18,089
5/23	17,792	23,879	17,815
6/23	18,787	25,498	18,728
7/23	19,319	26,345	19,324
8/23	18,857	25,889	18,859
9/23	18,030	24,641	18,105
10/23	17,526	24,054	17,565
11/23	18,983	26,238	19,035
12/23	19,985	27,544	20,011
1/24	20,000	27,912	20,040
2/24	20,866	29,397	20,732
3/24	21,559	30,383	21,323
4/24	20,765	29,097	20,634
5/24	21,675	30,531	21,425
6/24	21,906	31,496	21,713
7/24	22,411	32,029	22,231
8/24	22,845	32,728	22,705
9/24	23,249	33,399	23,166
10/24	22,729	33,085	22,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	29.69%	9.84%	8.56%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$482,735
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 20.2%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	63.43%
International Equity Funds	24.76%
Fixed Income Funds	11.82%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV873ARI-0

R-6

PLNTX

Principal LifeTime Hybrid 2045 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $22,796	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,293	10,252	10,126
12/14	10,116	10,246	10,018
1/15	10,065	9,952	9,910
2/15	10,516	10,519	10,381
3/15	10,424	10,388	10,304
4/15	10,546	10,456	10,427
5/15	10,587	10,596	10,493
6/15	10,403	10,406	10,292
7/15	10,475	10,598	10,416
8/15	9,901	9,965	9,835
9/15	9,686	9,709	9,579
10/15	10,270	10,500	10,175
11/15	10,260	10,547	10,185
12/15	10,076	10,349	9,972
1/16	9,618	9,826	9,533
2/16	9,576	9,828	9,483
3/16	10,211	10,511	10,096
4/16	10,284	10,561	10,186
5/16	10,399	10,754	10,281
6/16	10,399	10,785	10,298
7/16	10,784	11,192	10,645
8/16	10,805	11,214	10,676
9/16	10,846	11,213	10,714
10/16	10,596	10,993	10,507
11/16	10,805	11,464	10,709
12/16	10,989	11,698	10,923
1/17	11,233	11,909	11,134
2/17	11,499	12,360	11,403
3/17	11,584	12,369	11,500
4/17	11,743	12,494	11,644
5/17	11,902	12,638	11,815
6/17	11,998	12,735	11,897
7/17	12,274	12,983	12,144
8/17	12,327	12,994	12,148
9/17	12,592	13,301	12,414
10/17	12,805	13,605	12,638
11/17	13,038	14,030	12,908
12/17	13,178	14,170	13,059
1/18	13,753	14,939	13,606
2/18	13,211	14,380	13,101
3/18	13,080	14,067	12,937
4/18	13,124	14,118	13,026
5/18	13,297	14,492	13,183
6/18	13,243	14,582	13,151
7/18	13,580	15,102	13,474
8/18	13,797	15,601	13,652
9/18	13,764	15,654	13,652
10/18	12,755	14,538	12,712
11/18	12,907	14,842	12,915
12/18	11,987	13,467	12,048
1/19	12,896	14,577	12,928
2/19	13,203	15,060	13,259
3/19	13,374	15,304	13,385
4/19	13,794	15,923	13,784
5/19	13,090	14,884	13,069
6/19	13,851	15,940	13,828
7/19	13,908	16,165	13,887
8/19	13,703	15,870	13,628
9/19	13,942	16,185	13,902
10/19	14,237	16,523	14,211
11/19	14,544	17,114	14,521
12/19	14,958	17,628	14,942
1/20	14,864	17,575	14,783
2/20	13,933	16,108	13,714
3/20	12,143	14,001	11,931
4/20	13,345	15,806	13,113
5/20	13,910	16,580	13,658
6/20	14,240	16,909	13,994
7/20	14,970	17,847	14,605
8/20	15,688	19,080	15,315
9/20	15,311	18,357	14,895
10/20	15,064	17,938	14,654
11/20	16,583	19,966	16,283
12/20	17,332	20,787	16,983
1/21	17,283	20,647	16,954
2/21	17,734	21,293	17,410
3/21	18,258	22,224	17,889
4/21	18,977	23,378	18,577
5/21	19,184	23,543	18,824
6/21	19,331	24,032	18,963
7/21	19,526	24,544	19,087
8/21	19,952	25,268	19,502
9/21	19,160	24,117	18,821
10/21	20,062	25,769	19,636
11/21	19,660	25,547	19,194
12/21	20,522	26,700	19,958
1/22	19,448	25,274	18,986
2/22	18,937	24,602	18,661
3/22	19,244	25,462	18,955
4/22	17,762	23,270	17,614
5/22	17,813	23,329	17,687
6/22	16,369	21,384	16,279
7/22	17,659	23,379	17,415
8/22	16,957	22,437	16,784
9/22	15,487	20,367	15,301
10/22	16,509	22,066	16,227
11/22	17,608	23,298	17,377
12/22	16,769	21,953	16,797
1/23	17,961	23,388	17,940
2/23	17,499	22,833	17,499
3/23	17,849	23,525	17,859
4/23	18,017	23,835	18,089
5/23	17,835	23,879	17,815
6/23	18,831	25,498	18,728
7/23	19,363	26,345	19,324
8/23	18,901	25,889	18,859
9/23	18,073	24,641	18,105
10/23	17,569	24,054	17,565
11/23	19,027	26,238	19,035
12/23	20,035	27,544	20,011
1/24	20,050	27,912	20,040
2/24	20,917	29,397	20,732
3/24	21,626	30,383	21,323
4/24	20,816	29,097	20,634
5/24	21,727	30,531	21,425
6/24	21,958	31,496	21,713
7/24	22,464	32,029	22,231
8/24	22,912	32,728	22,705
9/24	23,302	33,399	23,166
10/24	22,796	33,085	22,604

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	29.76%	9.87%	8.59%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$482,735
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 20.2%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	63.43%
International Equity Funds	24.76%
Fixed Income Funds	11.82%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV873ARR6-0

Class J

PHJUX

Principal LifeTime Hybrid 2050 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$23	0.20%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $22,948	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,291	10,252	10,131
12/14	10,101	10,246	10,018
1/15	10,059	9,952	9,899
2/15	10,527	10,519	10,390
3/15	10,433	10,388	10,310
4/15	10,553	10,456	10,440
5/15	10,602	10,596	10,508
6/15	10,406	10,406	10,303
7/15	10,475	10,598	10,431
8/15	9,891	9,965	9,825
9/15	9,665	9,709	9,558
10/15	10,265	10,500	10,177
11/15	10,263	10,547	10,191
12/15	10,066	10,349	9,972
1/16	9,587	9,826	9,511
2/16	9,544	9,828	9,455
3/16	10,195	10,511	10,088
4/16	10,266	10,561	10,177
5/16	10,377	10,754	10,275
6/16	10,375	10,785	10,284
7/16	10,756	11,192	10,645
8/16	10,785	11,214	10,675
9/16	10,824	11,213	10,713
10/16	10,564	10,993	10,501
11/16	10,789	11,464	10,722
12/16	10,975	11,698	10,943
1/17	11,217	11,909	11,164
2/17	11,490	12,360	11,442
3/17	11,572	12,369	11,546
4/17	11,739	12,494	11,693
5/17	11,895	12,638	11,869
6/17	11,988	12,735	11,954
7/17	12,271	12,983	12,207
8/17	12,321	12,994	12,209
9/17	12,594	13,301	12,484
10/17	12,813	13,605	12,716
11/17	13,054	14,030	12,996
12/17	13,191	14,170	13,150
1/18	13,784	14,939	13,717
2/18	13,219	14,380	13,196
3/18	13,089	14,067	13,027
4/18	13,154	14,118	13,120
5/18	13,327	14,492	13,285
6/18	13,262	14,582	13,251
7/18	13,619	15,102	13,583
8/18	13,835	15,601	13,763
9/18	13,792	15,654	13,764
10/18	12,753	14,538	12,794
11/18	12,905	14,842	13,004
12/18	11,928	13,467	12,106
1/19	12,866	14,577	13,008
2/19	13,182	15,060	13,348
3/19	13,352	15,304	13,472
4/19	13,781	15,923	13,883
5/19	13,035	14,884	13,140
6/19	13,815	15,940	13,918
7/19	13,871	16,165	13,977
8/19	13,634	15,870	13,701
9/19	13,894	16,185	13,984
10/19	14,188	16,523	14,300
11/19	14,504	17,114	14,619
12/19	14,937	17,628	15,054
1/20	14,819	17,575	14,883
2/20	13,833	16,108	13,780
3/20	11,978	14,001	11,959
4/20	13,211	15,806	13,163
5/20	13,786	16,580	13,721
6/20	14,127	16,909	14,064
7/20	14,855	17,847	14,683
8/20	15,594	19,080	15,416
9/20	15,207	18,357	14,983
10/20	14,949	17,938	14,737
11/20	16,499	19,966	16,416
12/20	17,269	20,787	17,141
1/21	17,233	20,647	17,114
2/21	17,694	21,293	17,595
3/21	18,239	22,224	18,096
4/21	18,966	23,378	18,805
5/21	19,184	23,543	19,061
6/21	19,330	24,032	19,197
7/21	19,511	24,544	19,319
8/21	19,948	25,268	19,752
9/21	19,136	24,117	19,044
10/21	20,057	25,769	19,893
11/21	19,633	25,547	19,430
12/21	20,524	26,700	20,225
1/22	19,422	25,274	19,224
2/22	18,903	24,602	18,893
3/22	19,232	25,462	19,210
4/22	17,712	23,270	17,831
5/22	17,762	23,329	17,904
6/22	16,255	21,384	16,446
7/22	17,585	23,379	17,614
8/22	16,863	22,437	16,970
9/22	15,355	20,367	15,448
10/22	16,445	22,066	16,411
11/22	17,572	23,298	17,594
12/22	16,699	21,953	16,994
1/23	17,905	23,388	18,171
2/23	17,448	22,833	17,723
3/23	17,780	23,525	18,083
4/23	17,961	23,835	18,316
5/23	17,767	23,879	18,034
6/23	18,820	25,498	18,997
7/23	19,374	26,345	19,627
8/23	18,903	25,889	19,137
9/23	18,044	24,641	18,359
10/23	17,517	24,054	17,797
11/23	19,014	26,238	19,316
12/23	20,054	27,544	20,323
1/24	20,069	27,912	20,350
2/24	20,995	29,397	21,089
3/24	21,751	30,383	21,708
4/24	20,910	29,097	20,998
5/24	21,879	30,531	21,821
6/24	22,107	31,496	22,132
7/24	22,606	32,029	22,666
8/24	23,062	32,728	23,150
9/24	23,461	33,399	23,625
10/24	22,948	33,085	23,069

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	31.00%	10.09%	8.66%
Class J Shares Including Sales Charge	30.00%	10.09%	8.66%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$431,490
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 18.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.62%
International Equity Funds	26.88%
Fixed Income Funds	4.51%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV874ARJ-0

Institutional

PHTUX

Principal LifeTime Hybrid 2050 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $23,452	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,293	10,252	10,131
12/14	10,105	10,246	10,018
1/15	10,065	9,952	9,899
2/15	10,535	10,519	10,390
3/15	10,443	10,388	10,310
4/15	10,566	10,456	10,440
5/15	10,617	10,596	10,508
6/15	10,423	10,406	10,303
7/15	10,494	10,598	10,431
8/15	9,911	9,965	9,825
9/15	9,686	9,709	9,558
10/15	10,290	10,500	10,177
11/15	10,290	10,547	10,191
12/15	10,095	10,349	9,972
1/16	9,616	9,826	9,511
2/16	9,575	9,828	9,455
3/16	10,230	10,511	10,088
4/16	10,302	10,561	10,177
5/16	10,417	10,754	10,275
6/16	10,417	10,785	10,284
7/16	10,801	11,192	10,645
8/16	10,833	11,214	10,675
9/16	10,874	11,213	10,713
10/16	10,614	10,993	10,501
11/16	10,843	11,464	10,722
12/16	11,032	11,698	10,943
1/17	11,277	11,909	11,164
2/17	11,554	12,360	11,442
3/17	11,639	12,369	11,546
4/17	11,810	12,494	11,693
5/17	11,970	12,638	11,869
6/17	12,065	12,735	11,954
7/17	12,353	12,983	12,207
8/17	12,406	12,994	12,209
9/17	12,683	13,301	12,484
10/17	12,907	13,605	12,716
11/17	13,152	14,030	12,996
12/17	13,293	14,170	13,150
1/18	13,893	14,939	13,717
2/18	13,326	14,380	13,196
3/18	13,195	14,067	13,027
4/18	13,250	14,118	13,120
5/18	13,424	14,492	13,285
6/18	13,370	14,582	13,251
7/18	13,719	15,102	13,583
8/18	13,948	15,601	13,763
9/18	13,915	15,654	13,764
10/18	12,857	14,538	12,794
11/18	13,010	14,842	13,004
12/18	12,035	13,467	12,106
1/19	12,981	14,577	13,008
2/19	13,312	15,060	13,348
3/19	13,482	15,304	13,472
4/19	13,916	15,923	13,883
5/19	13,163	14,884	13,140
6/19	13,961	15,940	13,918
7/19	14,007	16,165	13,977
8/19	13,779	15,870	13,701
9/19	14,041	16,185	13,984
10/19	14,349	16,523	14,300
11/19	14,668	17,114	14,619
12/19	15,114	17,628	15,054
1/20	14,995	17,575	14,883
2/20	13,999	16,108	13,780
3/20	12,124	14,001	11,959
4/20	13,382	15,806	13,163
5/20	13,963	16,580	13,721
6/20	14,307	16,909	14,064
7/20	15,054	17,847	14,683
8/20	15,814	19,080	15,416
9/20	15,410	18,357	14,983
10/20	15,149	17,938	14,737
11/20	16,739	19,966	16,416
12/20	17,522	20,787	17,141
1/21	17,485	20,647	17,114
2/21	17,963	21,293	17,595
3/21	18,515	22,224	18,096
4/21	19,251	23,378	18,805
5/21	19,471	23,543	19,061
6/21	19,631	24,032	19,197
7/21	19,827	24,544	19,319
8/21	20,256	25,268	19,752
9/21	19,435	24,117	19,044
10/21	20,391	25,769	19,893
11/21	19,950	25,547	19,430
12/21	20,871	26,700	20,225
1/22	19,741	25,274	19,224
2/22	19,228	24,602	18,893
3/22	19,562	25,462	19,210
4/22	18,009	23,270	17,831
5/22	18,073	23,329	17,904
6/22	16,545	21,384	16,446
7/22	17,906	23,379	17,614
8/22	17,174	22,437	16,970
9/22	15,634	20,367	15,448
10/22	16,751	22,066	16,411
11/22	17,893	23,298	17,594
12/22	17,012	21,953	16,994
1/23	18,250	23,388	18,171
2/23	17,772	22,833	17,723
3/23	18,123	23,525	18,083
4/23	18,306	23,835	18,316
5/23	18,109	23,879	18,034
6/23	19,192	25,498	18,997
7/23	19,768	26,345	19,627
8/23	19,276	25,889	19,137
9/23	18,404	24,641	18,359
10/23	17,870	24,054	17,797
11/23	19,403	26,238	19,316
12/23	20,470	27,544	20,323
1/24	20,484	27,912	20,350
2/24	21,440	29,397	21,089
3/24	22,207	30,383	21,708
4/24	21,353	29,097	20,998
5/24	22,337	30,531	21,821
6/24	22,583	31,496	22,132
7/24	23,090	32,029	22,666
8/24	23,568	32,728	23,150
9/24	23,973	33,399	23,625
10/24	23,452	33,085	23,069

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	31.24%	10.33%	8.90%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$431,490
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 18.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.62%
International Equity Funds	26.88%
Fixed Income Funds	4.51%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV874ARI-0

R-6

PLJTX

Principal LifeTime Hybrid 2050 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $23,484	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,293	10,252	10,131
12/14	10,105	10,246	10,018
1/15	10,065	9,952	9,899
2/15	10,535	10,519	10,390
3/15	10,443	10,388	10,310
4/15	10,566	10,456	10,440
5/15	10,617	10,596	10,508
6/15	10,423	10,406	10,303
7/15	10,494	10,598	10,431
8/15	9,911	9,965	9,825
9/15	9,676	9,709	9,558
10/15	10,290	10,500	10,177
11/15	10,290	10,547	10,191
12/15	10,095	10,349	9,972
1/16	9,616	9,826	9,511
2/16	9,564	9,828	9,455
3/16	10,219	10,511	10,088
4/16	10,292	10,561	10,177
5/16	10,417	10,754	10,275
6/16	10,417	10,785	10,284
7/16	10,801	11,192	10,645
8/16	10,833	11,214	10,675
9/16	10,874	11,213	10,713
10/16	10,614	10,993	10,501
11/16	10,843	11,464	10,722
12/16	11,022	11,698	10,943
1/17	11,278	11,909	11,164
2/17	11,554	12,360	11,442
3/17	11,640	12,369	11,546
4/17	11,810	12,494	11,693
5/17	11,970	12,638	11,869
6/17	12,066	12,735	11,954
7/17	12,353	12,983	12,207
8/17	12,406	12,994	12,209
9/17	12,683	13,301	12,484
10/17	12,907	13,605	12,716
11/17	13,152	14,030	12,996
12/17	13,293	14,170	13,150
1/18	13,893	14,939	13,717
2/18	13,337	14,380	13,196
3/18	13,195	14,067	13,027
4/18	13,250	14,118	13,120
5/18	13,435	14,492	13,285
6/18	13,370	14,582	13,251
7/18	13,730	15,102	13,583
8/18	13,948	15,601	13,763
9/18	13,915	15,654	13,764
10/18	12,868	14,538	12,794
11/18	13,021	14,842	13,004
12/18	12,036	13,467	12,106
1/19	12,982	14,577	13,008
2/19	13,313	15,060	13,348
3/19	13,484	15,304	13,472
4/19	13,917	15,923	13,883
5/19	13,176	14,884	13,140
6/19	13,963	15,940	13,918
7/19	14,020	16,165	13,977
8/19	13,792	15,870	13,701
9/19	14,054	16,185	13,984
10/19	14,350	16,523	14,300
11/19	14,681	17,114	14,619
12/19	15,118	17,628	15,054
1/20	15,011	17,575	14,883
2/20	14,002	16,108	13,780
3/20	12,139	14,001	11,959
4/20	13,385	15,806	13,163
5/20	13,967	16,580	13,721
6/20	14,323	16,909	14,064
7/20	15,070	17,847	14,683
8/20	15,818	19,080	15,416
9/20	15,426	18,357	14,983
10/20	15,165	17,938	14,737
11/20	16,743	19,966	16,416
12/20	17,531	20,787	17,141
1/21	17,494	20,647	17,114
2/21	17,973	21,293	17,595
3/21	18,537	22,224	18,096
4/21	19,273	23,378	18,805
5/21	19,494	23,543	19,061
6/21	19,641	24,032	19,197
7/21	19,837	24,544	19,319
8/21	20,279	25,268	19,752
9/21	19,457	24,117	19,044
10/21	20,402	25,769	19,893
11/21	19,972	25,547	19,430
12/21	20,887	26,700	20,225
1/22	19,770	25,274	19,224
2/22	19,243	24,602	18,893
3/22	19,577	25,462	19,210
4/22	18,035	23,270	17,831
5/22	18,087	23,329	17,904
6/22	16,571	21,384	16,446
7/22	17,920	23,379	17,614
8/22	17,188	22,437	16,970
9/22	15,659	20,367	15,448
10/22	16,764	22,066	16,411
11/22	17,920	23,298	17,594
12/22	17,031	21,953	16,994
1/23	18,270	23,388	18,171
2/23	17,805	22,833	17,723
3/23	18,157	23,525	18,083
4/23	18,326	23,835	18,316
5/23	18,143	23,879	18,034
6/23	19,213	25,498	18,997
7/23	19,790	26,345	19,627
8/23	19,311	25,889	19,137
9/23	18,425	24,641	18,359
10/23	17,904	24,054	17,797
11/23	19,438	26,238	19,316
12/23	20,498	27,544	20,323
1/24	20,512	27,912	20,350
2/24	21,469	29,397	21,089
3/24	22,252	30,383	21,708
4/24	21,397	29,097	20,998
5/24	22,368	30,531	21,821
6/24	22,614	31,496	22,132
7/24	23,136	32,029	22,666
8/24	23,600	32,728	23,150
9/24	24,020	33,399	23,625
10/24	23,484	33,085	23,069

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	31.17%	10.35%	8.91%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$431,490
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 18.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.62%
International Equity Funds	26.88%
Fixed Income Funds	4.51%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV874ARR6-0

Class J

PHJBX

Principal LifeTime Hybrid 2055 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$30	0.26%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $23,115	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,301	10,252	10,131
12/14	10,110	10,246	10,015
1/15	10,057	9,952	9,891
2/15	10,536	10,519	10,393
3/15	10,431	10,388	10,310
4/15	10,552	10,456	10,444
5/15	10,611	10,596	10,514
6/15	10,415	10,406	10,306
7/15	10,484	10,598	10,434
8/15	9,890	9,965	9,814
9/15	9,643	9,709	9,540
10/15	10,263	10,500	10,172
11/15	10,261	10,547	10,187
12/15	10,064	10,349	9,961
1/16	9,575	9,826	9,489
2/16	9,521	9,828	9,429
3/16	10,182	10,511	10,074
4/16	10,263	10,561	10,165
5/16	10,385	10,754	10,264
6/16	10,373	10,785	10,267
7/16	10,764	11,192	10,635
8/16	10,793	11,214	10,668
9/16	10,832	11,213	10,706
10/16	10,571	10,993	10,492
11/16	10,807	11,464	10,726
12/16	10,988	11,698	10,951
1/17	11,238	11,909	11,179
2/17	11,521	12,360	11,463
3/17	11,613	12,369	11,570
4/17	11,769	12,494	11,719
5/17	11,935	12,638	11,898
6/17	12,027	12,735	11,983
7/17	12,320	12,983	12,240
8/17	12,370	12,994	12,242
9/17	12,651	13,301	12,520
10/17	12,870	13,605	12,756
11/17	13,130	14,030	13,037
12/17	13,267	14,170	13,193
1/18	13,877	14,939	13,771
2/18	13,304	14,380	13,247
3/18	13,154	14,067	13,074
4/18	13,218	14,118	13,168
5/18	13,401	14,492	13,331
6/18	13,337	14,582	13,297
7/18	13,691	15,102	13,631
8/18	13,917	15,601	13,811
9/18	13,885	15,654	13,813
10/18	12,799	14,538	12,835
11/18	12,950	14,842	13,045
12/18	11,928	13,467	12,141
1/19	12,906	14,577	13,049
2/19	13,232	15,060	13,391
3/19	13,390	15,304	13,514
4/19	13,839	15,923	13,928
5/19	13,064	14,884	13,179
6/19	13,873	15,940	13,965
7/19	13,918	16,165	14,023
8/19	13,671	15,870	13,741
9/19	13,929	16,185	14,030
10/19	14,244	16,523	14,352
11/19	14,570	17,114	14,673
12/19	15,025	17,628	15,114
1/20	14,897	17,575	14,938
2/20	13,863	16,108	13,815
3/20	11,934	14,001	11,964
4/20	13,189	15,806	13,179
5/20	13,770	16,580	13,741
6/20	14,107	16,909	14,089
7/20	14,851	17,847	14,716
8/20	15,606	19,080	15,462
9/20	15,199	18,357	15,022
10/20	14,944	17,938	14,771
11/20	16,547	19,966	16,473
12/20	17,349	20,787	17,209
1/21	17,301	20,647	17,182
2/21	17,792	21,293	17,672
3/21	18,366	22,224	18,184
4/21	19,120	23,378	18,907
5/21	19,335	23,543	19,167
6/21	19,479	24,032	19,303
7/21	19,670	24,544	19,425
8/21	20,113	25,268	19,862
9/21	19,275	24,117	19,148
10/21	20,244	25,769	20,004
11/21	19,814	25,547	19,535
12/21	20,726	26,700	20,339
1/22	19,605	25,274	19,330
2/22	19,081	24,602	18,997
3/22	19,405	25,462	19,319
4/22	17,872	23,270	17,929
5/22	17,922	23,329	18,002
6/22	16,414	21,384	16,525
7/22	17,748	23,379	17,703
8/22	17,025	22,437	17,057
9/22	15,492	20,367	15,521
10/22	16,589	22,066	16,500
11/22	17,723	23,298	17,697
12/22	16,842	21,953	17,091
1/23	18,065	23,388	18,280
2/23	17,603	22,833	17,831
3/23	17,943	23,525	18,189
4/23	18,119	23,835	18,424
5/23	17,915	23,879	18,137
6/23	18,975	25,498	19,108
7/23	19,545	26,345	19,743
8/23	19,056	25,889	19,250
9/23	18,187	24,641	18,466
10/23	17,657	24,054	17,900
11/23	19,179	26,238	19,431
12/23	20,213	27,544	20,443
1/24	20,227	27,912	20,472
2/24	21,176	29,397	21,218
3/24	21,929	30,383	21,842
4/24	21,078	29,097	21,126
5/24	22,040	30,531	21,956
6/24	22,278	31,496	22,268
7/24	22,794	32,029	22,808
8/24	23,240	32,728	23,302
9/24	23,645	33,399	23,787
10/24	23,115	33,085	23,215

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	30.91%	10.17%	8.74%
Class J Shares Including Sales Charge	29.91%	10.17%	8.74%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$270,022
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 16.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.17%
International Equity Funds	27.10%
Fixed Income Funds	3.75%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV875ARJ-0

Institutional

PLTNX

Principal LifeTime Hybrid 2055 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $23,683	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,303	10,252	10,131
12/14	10,114	10,246	10,015
1/15	10,063	9,952	9,891
2/15	10,544	10,519	10,393
3/15	10,442	10,388	10,310
4/15	10,564	10,456	10,444
5/15	10,626	10,596	10,514
6/15	10,431	10,406	10,306
7/15	10,503	10,598	10,434
8/15	9,910	9,965	9,814
9/15	9,664	9,709	9,540
10/15	10,288	10,500	10,172
11/15	10,288	10,547	10,187
12/15	10,092	10,349	9,961
1/16	9,604	9,826	9,489
2/16	9,552	9,828	9,429
3/16	10,217	10,511	10,074
4/16	10,300	10,561	10,165
5/16	10,425	10,754	10,264
6/16	10,414	10,785	10,267
7/16	10,809	11,192	10,635
8/16	10,840	11,214	10,668
9/16	10,882	11,213	10,706
10/16	10,622	10,993	10,492
11/16	10,861	11,464	10,726
12/16	11,045	11,698	10,951
1/17	11,300	11,909	11,179
2/17	11,586	12,360	11,463
3/17	11,681	12,369	11,570
4/17	11,840	12,494	11,719
5/17	12,010	12,638	11,898
6/17	12,105	12,735	11,983
7/17	12,402	12,983	12,240
8/17	12,455	12,994	12,242
9/17	12,741	13,301	12,520
10/17	12,964	13,605	12,756
11/17	13,229	14,030	13,037
12/17	13,369	14,170	13,193
1/18	13,987	14,939	13,771
2/18	13,412	14,380	13,247
3/18	13,272	14,067	13,074
4/18	13,326	14,118	13,168
5/18	13,510	14,492	13,331
6/18	13,445	14,582	13,297
7/18	13,813	15,102	13,631
8/18	14,041	15,601	13,811
9/18	14,008	15,654	13,813
10/18	12,925	14,538	12,835
11/18	13,077	14,842	13,045
12/18	12,056	13,467	12,141
1/19	13,031	14,577	13,049
2/19	13,371	15,060	13,391
3/19	13,542	15,304	13,514
4/19	13,984	15,923	13,928
5/19	13,213	14,884	13,179
6/19	14,029	15,940	13,965
7/19	14,075	16,165	14,023
8/19	13,825	15,870	13,741
9/19	14,097	16,185	14,030
10/19	14,415	16,523	14,352
11/19	14,755	17,114	14,673
12/19	15,210	17,628	15,114
1/20	15,081	17,575	14,938
2/20	14,036	16,108	13,815
3/20	12,088	14,001	11,964
4/20	13,355	15,806	13,179
5/20	13,954	16,580	13,741
6/20	14,306	16,909	14,089
7/20	15,057	17,847	14,716
8/20	15,832	19,080	15,462
9/20	15,421	18,357	15,022
10/20	15,163	17,938	14,771
11/20	16,794	19,966	16,473
12/20	17,608	20,787	17,209
1/21	17,560	20,647	17,182
2/21	18,068	21,293	17,672
3/21	18,661	22,224	18,184
4/21	19,424	23,378	18,907
5/21	19,654	23,543	19,167
6/21	19,799	24,032	19,303
7/21	19,993	24,544	19,425
8/21	20,452	25,268	19,862
9/21	19,605	24,117	19,148
10/21	20,586	25,769	20,004
11/21	20,162	25,547	19,535
12/21	21,082	26,700	20,339
1/22	19,946	25,274	19,330
2/22	19,429	24,602	18,997
3/22	19,757	25,462	19,319
4/22	18,204	23,270	17,929
5/22	18,255	23,329	18,002
6/22	16,714	21,384	16,525
7/22	18,091	23,379	17,703
8/22	17,346	22,437	17,057
9/22	15,806	20,367	15,521
10/22	16,916	22,066	16,500
11/22	18,078	23,298	17,697
12/22	17,181	21,953	17,091
1/23	18,435	23,388	18,280
2/23	17,967	22,833	17,831
3/23	18,311	23,525	18,189
4/23	18,490	23,835	18,424
5/23	18,297	23,879	18,137
6/23	19,386	25,498	19,108
7/23	19,965	26,345	19,743
8/23	19,482	25,889	19,250
9/23	18,587	24,641	18,466
10/23	18,049	24,054	17,900
11/23	19,606	26,238	19,431
12/23	20,678	27,544	20,443
1/24	20,692	27,912	20,472
2/24	21,656	29,397	21,218
3/24	22,435	30,383	21,842
4/24	21,571	29,097	21,126
5/24	22,563	30,531	21,956
6/24	22,818	31,496	22,268
7/24	23,342	32,029	22,808
8/24	23,810	32,728	23,302
9/24	24,221	33,399	23,787
10/24	23,683	33,085	23,215

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	31.21%	10.44%	9.00%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$270,022
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 16.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.17%
International Equity Funds	27.10%
Fixed Income Funds	3.75%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV875ARI-0

R-6

PLHTX

Principal LifeTime Hybrid 2055 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $23,747	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,303	10,252	10,131
12/14	10,114	10,246	10,015
1/15	10,063	9,952	9,891
2/15	10,544	10,519	10,393
3/15	10,442	10,388	10,310
4/15	10,564	10,456	10,444
5/15	10,626	10,596	10,514
6/15	10,431	10,406	10,306
7/15	10,503	10,598	10,434
8/15	9,910	9,965	9,814
9/15	9,675	9,709	9,540
10/15	10,288	10,500	10,172
11/15	10,298	10,547	10,187
12/15	10,092	10,349	9,961
1/16	9,604	9,826	9,489
2/16	9,562	9,828	9,429
3/16	10,227	10,511	10,074
4/16	10,300	10,561	10,165
5/16	10,425	10,754	10,264
6/16	10,414	10,785	10,267
7/16	10,809	11,192	10,635
8/16	10,840	11,214	10,668
9/16	10,892	11,213	10,706
10/16	10,633	10,993	10,492
11/16	10,872	11,464	10,726
12/16	11,055	11,698	10,951
1/17	11,310	11,909	11,179
2/17	11,596	12,360	11,463
3/17	11,681	12,369	11,570
4/17	11,861	12,494	11,719
5/17	12,020	12,638	11,898
6/17	12,115	12,735	11,983
7/17	12,412	12,983	12,240
8/17	12,465	12,994	12,242
9/17	12,751	13,301	12,520
10/17	12,974	13,605	12,756
11/17	13,239	14,030	13,037
12/17	13,379	14,170	13,193
1/18	13,997	14,939	13,771
2/18	13,423	14,380	13,247
3/18	13,282	14,067	13,074
4/18	13,336	14,118	13,168
5/18	13,520	14,492	13,331
6/18	13,455	14,582	13,297
7/18	13,824	15,102	13,631
8/18	14,062	15,601	13,811
9/18	14,019	15,654	13,813
10/18	12,935	14,538	12,835
11/18	13,098	14,842	13,045
12/18	12,066	13,467	12,141
1/19	13,041	14,577	13,049
2/19	13,382	15,060	13,391
3/19	13,552	15,304	13,514
4/19	14,005	15,923	13,928
5/19	13,223	14,884	13,179
6/19	14,039	15,940	13,965
7/19	14,096	16,165	14,023
8/19	13,847	15,870	13,741
9/19	14,119	16,185	14,030
10/19	14,425	16,523	14,352
11/19	14,765	17,114	14,673
12/19	15,231	17,628	15,114
1/20	15,102	17,575	14,938
2/20	14,058	16,108	13,815
3/20	12,098	14,001	11,964
4/20	13,377	15,806	13,179
5/20	13,976	16,580	13,741
6/20	14,328	16,909	14,089
7/20	15,079	17,847	14,716
8/20	15,853	19,080	15,462
9/20	15,442	18,357	15,022
10/20	15,184	17,938	14,771
11/20	16,815	19,966	16,473
12/20	17,630	20,787	17,209
1/21	17,594	20,647	17,182
2/21	18,102	21,293	17,672
3/21	18,683	22,224	18,184
4/21	19,445	23,378	18,907
5/21	19,687	23,543	19,167
6/21	19,832	24,032	19,303
7/21	20,026	24,544	19,425
8/21	20,486	25,268	19,862
9/21	19,639	24,117	19,148
10/21	20,619	25,769	20,004
11/21	20,195	25,547	19,535
12/21	21,120	26,700	20,339
1/22	19,984	25,274	19,330
2/22	19,454	24,602	18,997
3/22	19,795	25,462	19,319
4/22	18,229	23,270	17,929
5/22	18,292	23,329	18,002
6/22	16,752	21,384	16,525
7/22	18,116	23,379	17,703
8/22	17,383	22,437	17,057
9/22	15,831	20,367	15,521
10/22	16,954	22,066	16,500
11/22	18,116	23,298	17,697
12/22	17,225	21,953	17,091
1/23	18,465	23,388	18,280
2/23	17,997	22,833	17,831
3/23	18,355	23,525	18,189
4/23	18,534	23,835	18,424
5/23	18,341	23,879	18,137
6/23	19,430	25,498	19,108
7/23	20,009	26,345	19,743
8/23	19,526	25,889	19,250
9/23	18,631	24,641	18,466
10/23	18,093	24,054	17,900
11/23	19,650	26,238	19,431
12/23	20,727	27,544	20,443
1/24	20,741	27,912	20,472
2/24	21,706	29,397	21,218
3/24	22,485	30,383	21,842
4/24	21,635	29,097	21,126
5/24	22,627	30,531	21,956
6/24	22,868	31,496	22,268
7/24	23,393	32,029	22,808
8/24	23,860	32,728	23,302
9/24	24,286	33,399	23,787
10/24	23,747	33,085	23,215

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	31.25%	10.48%	9.03%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$270,022
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 16.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.17%
International Equity Funds	27.10%
Fixed Income Funds	3.75%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV875ARR6-0

Class J

PHJGX

Principal LifeTime Hybrid 2060 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$35	0.30%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $23,342	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,301	10,252	10,131
12/14	10,110	10,246	10,016
1/15	10,057	9,952	9,891
2/15	10,536	10,519	10,393
3/15	10,431	10,388	10,310
4/15	10,552	10,456	10,445
5/15	10,611	10,596	10,514
6/15	10,415	10,406	10,305
7/15	10,484	10,598	10,431
8/15	9,890	9,965	9,802
9/15	9,653	9,709	9,524
10/15	10,263	10,500	10,163
11/15	10,272	10,547	10,178
12/15	10,066	10,349	9,950
1/16	9,577	9,826	9,468
2/16	9,523	9,828	9,406
3/16	10,195	10,511	10,057
4/16	10,265	10,561	10,149
5/16	10,387	10,754	10,248
6/16	10,375	10,785	10,247
7/16	10,766	11,192	10,620
8/16	10,795	11,214	10,654
9/16	10,845	11,213	10,695
10/16	10,574	10,993	10,478
11/16	10,820	11,464	10,724
12/16	11,012	11,698	10,952
1/17	11,264	11,909	11,184
2/17	11,557	12,360	11,471
3/17	11,639	12,369	11,581
4/17	11,806	12,494	11,731
5/17	11,973	12,638	11,913
6/17	12,076	12,735	11,997
7/17	12,369	12,983	12,254
8/17	12,419	12,994	12,257
9/17	12,701	13,301	12,538
10/17	12,930	13,605	12,778
11/17	13,191	14,030	13,067
12/17	13,328	14,170	13,224
1/18	13,962	14,939	13,815
2/18	13,377	14,380	13,286
3/18	13,215	14,067	13,104
4/18	13,279	14,118	13,198
5/18	13,463	14,492	13,368
6/18	13,398	14,582	13,336
7/18	13,765	15,102	13,676
8/18	13,991	15,601	13,863
9/18	13,948	15,654	13,867
10/18	12,848	14,538	12,881
11/18	13,010	14,842	13,093
12/18	11,967	13,467	12,172
1/19	12,950	14,577	13,089
2/19	13,284	15,060	13,436
3/19	13,441	15,304	13,562
4/19	13,898	15,923	13,983
5/19	13,106	14,884	13,223
6/19	13,921	15,940	14,019
7/19	13,977	16,165	14,079
8/19	13,720	15,870	13,793
9/19	13,988	16,185	14,082
10/19	14,300	16,523	14,407
11/19	14,635	17,114	14,736
12/19	15,103	17,628	15,183
1/20	14,964	17,575	15,007
2/20	13,899	16,108	13,873
3/20	11,932	14,001	12,016
4/20	13,217	15,806	13,247
5/20	13,807	16,580	13,817
6/20	14,154	16,909	14,170
7/20	14,918	17,847	14,798
8/20	15,682	19,080	15,548
9/20	15,277	18,357	15,107
10/20	15,010	17,938	14,854
11/20	16,654	19,966	16,566
12/20	17,470	20,787	17,307
1/21	17,434	20,647	17,280
2/21	17,946	21,293	17,769
3/21	18,529	22,224	18,277
4/21	19,290	23,378	18,997
5/21	19,528	23,543	19,263
6/21	19,671	24,032	19,397
7/21	19,850	24,544	19,514
8/21	20,314	25,268	19,954
9/21	19,445	24,117	19,236
10/21	20,445	25,769	20,096
11/21	20,016	25,547	19,619
12/21	20,935	26,700	20,430
1/22	19,799	25,274	19,412
2/22	19,267	24,602	19,081
3/22	19,589	25,462	19,404
4/22	18,045	23,270	18,006
5/22	18,094	23,329	18,080
6/22	16,575	21,384	16,594
7/22	17,921	23,379	17,778
8/22	17,180	22,437	17,127
9/22	15,649	20,367	15,583
10/22	16,748	22,066	16,567
11/22	17,897	23,298	17,769
12/22	17,005	21,953	17,160
1/23	18,244	23,388	18,353
2/23	17,778	22,833	17,901
3/23	18,124	23,525	18,268
4/23	18,297	23,835	18,507
5/23	18,097	23,879	18,223
6/23	19,162	25,498	19,204
7/23	19,735	26,345	19,846
8/23	19,242	25,889	19,346
9/23	18,363	24,641	18,556
10/23	17,831	24,054	17,982
11/23	19,362	26,238	19,523
12/23	20,417	27,544	20,547
1/24	20,431	27,912	20,570
2/24	21,374	29,397	21,323
3/24	22,139	30,383	21,954
4/24	21,278	29,097	21,232
5/24	22,262	30,531	22,066
6/24	22,494	31,496	22,381
7/24	23,000	32,029	22,933
8/24	23,465	32,728	23,425
9/24	23,875	33,399	23,920
10/24	23,342	33,085	23,348

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	30.91%	10.30%	8.85%
Class J Shares Including Sales Charge	29.91%	10.30%	8.85%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$143,126
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 17.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.15%
International Equity Funds	27.11%
Fixed Income Funds	3.77%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV876ARJ-0

Institutional

PLTHX

Principal LifeTime Hybrid 2060 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $23,945	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,303	10,252	10,131
12/14	10,114	10,246	10,016
1/15	10,063	9,952	9,891
2/15	10,544	10,519	10,393
3/15	10,442	10,388	10,310
4/15	10,564	10,456	10,445
5/15	10,626	10,596	10,514
6/15	10,431	10,406	10,305
7/15	10,503	10,598	10,431
8/15	9,910	9,965	9,802
9/15	9,675	9,709	9,524
10/15	10,288	10,500	10,163
11/15	10,298	10,547	10,178
12/15	10,094	10,349	9,950
1/16	9,606	9,826	9,468
2/16	9,554	9,828	9,406
3/16	10,229	10,511	10,057
4/16	10,302	10,561	10,149
5/16	10,427	10,754	10,248
6/16	10,416	10,785	10,247
7/16	10,811	11,192	10,620
8/16	10,843	11,214	10,654
9/16	10,895	11,213	10,695
10/16	10,624	10,993	10,478
11/16	10,874	11,464	10,724
12/16	11,070	11,698	10,952
1/17	11,325	11,909	11,184
2/17	11,622	12,360	11,471
3/17	11,707	12,369	11,581
4/17	11,877	12,494	11,731
5/17	12,047	12,638	11,913
6/17	12,154	12,735	11,997
7/17	12,451	12,983	12,254
8/17	12,504	12,994	12,257
9/17	12,791	13,301	12,538
10/17	13,025	13,605	12,778
11/17	13,290	14,030	13,067
12/17	13,431	14,170	13,224
1/18	14,072	14,939	13,815
2/18	13,485	14,380	13,286
3/18	13,333	14,067	13,104
4/18	13,398	14,118	13,198
5/18	13,583	14,492	13,368
6/18	13,529	14,582	13,336
7/18	13,898	15,102	13,676
8/18	14,127	15,601	13,863
9/18	14,094	15,654	13,867
10/18	12,985	14,538	12,881
11/18	13,148	14,842	13,093
12/18	12,097	13,467	12,172
1/19	13,087	14,577	13,089
2/19	13,436	15,060	13,436
3/19	13,605	15,304	13,562
4/19	14,055	15,923	13,983
5/19	13,256	14,884	13,223
6/19	14,089	15,940	14,019
7/19	14,145	16,165	14,079
8/19	13,886	15,870	13,793
9/19	14,168	16,185	14,082
10/19	14,483	16,523	14,407
11/19	14,832	17,114	14,736
12/19	15,296	17,628	15,183
1/20	15,168	17,575	15,007
2/20	14,094	16,108	13,873
3/20	12,099	14,001	12,016
4/20	13,406	15,806	13,247
5/20	14,001	16,580	13,817
6/20	14,363	16,909	14,170
7/20	15,133	17,847	14,798
8/20	15,926	19,080	15,548
9/20	15,506	18,357	15,107
10/20	15,250	17,938	14,854
11/20	16,918	19,966	16,566
12/20	17,759	20,787	17,307
1/21	17,711	20,647	17,280
2/21	18,240	21,293	17,769
3/21	18,840	22,224	18,277
4/21	19,621	23,378	18,997
5/21	19,861	23,543	19,263
6/21	20,005	24,032	19,397
7/21	20,209	24,544	19,514
8/21	20,677	25,268	19,954
9/21	19,801	24,117	19,236
10/21	20,809	25,769	20,096
11/21	20,389	25,547	19,619
12/21	21,323	26,700	20,430
1/22	20,175	25,274	19,412
2/22	19,639	24,602	19,081
3/22	19,976	25,462	19,404
4/22	18,404	23,270	18,006
5/22	18,453	23,329	18,080
6/22	16,906	21,384	16,594
7/22	18,279	23,379	17,778
8/22	17,543	22,437	17,127
9/22	15,971	20,367	15,583
10/22	17,106	22,066	16,567
11/22	18,279	23,298	17,769
12/22	17,373	21,953	17,160
1/23	18,639	23,388	18,353
2/23	18,168	22,833	17,901
3/23	18,518	23,525	18,268
4/23	18,706	23,835	18,507
5/23	18,504	23,879	18,223
6/23	19,609	25,498	19,204
7/23	20,188	26,345	19,846
8/23	19,690	25,889	19,346
9/23	18,801	24,641	18,556
10/23	18,249	24,054	17,982
11/23	19,824	26,238	19,523
12/23	20,900	27,544	20,547
1/24	20,927	27,912	20,570
2/24	21,896	29,397	21,323
3/24	22,685	30,383	21,954
4/24	21,813	29,097	21,232
5/24	22,810	30,531	22,066
6/24	23,059	31,496	22,381
7/24	23,585	32,029	22,933
8/24	24,069	32,728	23,425
9/24	24,498	33,399	23,920
10/24	23,945	33,085	23,348

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	31.22%	10.58%	9.12%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$143,126
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 17.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.15%
International Equity Funds	27.11%
Fixed Income Funds	3.77%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV876ARI-0

R-6

PLKTX

Principal LifeTime Hybrid 2060 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $24,017	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,303	10,252	10,131
12/14	10,114	10,246	10,016
1/15	10,063	9,952	9,891
2/15	10,544	10,519	10,393
3/15	10,442	10,388	10,310
4/15	10,564	10,456	10,445
5/15	10,626	10,596	10,514
6/15	10,431	10,406	10,305
7/15	10,503	10,598	10,431
8/15	9,910	9,965	9,802
9/15	9,675	9,709	9,524
10/15	10,288	10,500	10,163
11/15	10,298	10,547	10,178
12/15	10,104	10,349	9,950
1/16	9,605	9,826	9,468
2/16	9,564	9,828	9,406
3/16	10,229	10,511	10,057
4/16	10,312	10,561	10,149
5/16	10,437	10,754	10,248
6/16	10,427	10,785	10,247
7/16	10,822	11,192	10,620
8/16	10,853	11,214	10,654
9/16	10,905	11,213	10,695
10/16	10,635	10,993	10,478
11/16	10,884	11,464	10,724
12/16	11,080	11,698	10,952
1/17	11,335	11,909	11,184
2/17	11,633	12,360	11,471
3/17	11,718	12,369	11,581
4/17	11,888	12,494	11,731
5/17	12,058	12,638	11,913
6/17	12,164	12,735	11,997
7/17	12,461	12,983	12,254
8/17	12,514	12,994	12,257
9/17	12,812	13,301	12,538
10/17	13,045	13,605	12,778
11/17	13,311	14,030	13,067
12/17	13,452	14,170	13,224
1/18	14,093	14,939	13,815
2/18	13,495	14,380	13,286
3/18	13,354	14,067	13,104
4/18	13,419	14,118	13,198
5/18	13,604	14,492	13,368
6/18	13,539	14,582	13,336
7/18	13,919	15,102	13,676
8/18	14,148	15,601	13,863
9/18	14,115	15,654	13,867
10/18	12,995	14,538	12,881
11/18	13,158	14,842	13,093
12/18	12,107	13,467	12,172
1/19	13,108	14,577	13,089
2/19	13,457	15,060	13,436
3/19	13,615	15,304	13,562
4/19	14,076	15,923	13,983
5/19	13,277	14,884	13,223
6/19	14,110	15,940	14,019
7/19	14,166	16,165	14,079
8/19	13,907	15,870	13,793
9/19	14,177	16,185	14,082
10/19	14,504	16,523	14,407
11/19	14,852	17,114	14,736
12/19	15,328	17,628	15,183
1/20	15,188	17,575	15,007
2/20	14,115	16,108	13,873
3/20	12,120	14,001	12,016
4/20	13,427	15,806	13,247
5/20	14,022	16,580	13,817
6/20	14,395	16,909	14,170
7/20	15,165	17,847	14,798
8/20	15,947	19,080	15,548
9/20	15,538	18,357	15,107
10/20	15,270	17,938	14,854
11/20	16,950	19,966	16,566
12/20	17,791	20,787	17,307
1/21	17,743	20,647	17,280
2/21	18,271	21,293	17,769
3/21	18,872	22,224	18,277
4/21	19,664	23,378	18,997
5/21	19,904	23,543	19,263
6/21	20,048	24,032	19,397
7/21	20,240	24,544	19,514
8/21	20,720	25,268	19,954
9/21	19,844	24,117	19,236
10/21	20,852	25,769	20,096
11/21	20,420	25,547	19,619
12/21	21,366	26,700	20,430
1/22	20,219	25,274	19,412
2/22	19,682	24,602	19,081
3/22	20,019	25,462	19,404
4/22	18,447	23,270	18,006
5/22	18,497	23,329	18,080
6/22	16,938	21,384	16,594
7/22	18,323	23,379	17,778
8/22	17,574	22,437	17,127
9/22	16,015	20,367	15,583
10/22	17,138	22,066	16,567
11/22	18,323	23,298	17,769
12/22	17,419	21,953	17,160
1/23	18,684	23,388	18,353
2/23	18,199	22,833	17,901
3/23	18,563	23,525	18,268
4/23	18,751	23,835	18,507
5/23	18,549	23,879	18,223
6/23	19,653	25,498	19,204
7/23	20,245	26,345	19,846
8/23	19,747	25,889	19,346
9/23	18,845	24,641	18,556
10/23	18,294	24,054	17,982
11/23	19,869	26,238	19,523
12/23	20,959	27,544	20,547
1/24	20,973	27,912	20,570
2/24	21,956	29,397	21,323
3/24	22,744	30,383	21,954
4/24	21,873	29,097	21,232
5/24	22,883	30,531	22,066
6/24	23,132	31,496	22,381
7/24	23,657	32,029	22,933
8/24	24,128	32,728	23,425
9/24	24,557	33,399	23,920
10/24	24,017	33,085	23,348

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	31.29%	10.61%	9.16%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$143,126
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 17.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.15%
International Equity Funds	27.11%
Fixed Income Funds	3.77%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV876ARR6-0

Class J

PHJDX

Principal LifeTime Hybrid 2065 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$35	0.30%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	Class J shares with maximum sales charge $18,970	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,248	10,263	10,229
10/17	10,436	10,497	10,425
11/17	10,654	10,825	10,661
12/17	10,769	10,933	10,789
1/18	11,276	11,527	11,270
2/18	10,805	11,095	10,839
3/18	10,683	10,854	10,691
4/18	10,734	10,893	10,768
5/18	10,876	11,182	10,907
6/18	10,826	11,251	10,881
7/18	11,121	11,653	11,158
8/18	11,304	12,038	11,310
9/18	11,273	12,078	11,313
10/18	10,378	11,217	10,509
11/18	10,510	11,452	10,682
12/18	9,646	10,391	9,931
1/19	10,446	11,248	10,679
2/19	10,731	11,620	10,962
3/19	10,857	11,809	11,065
4/19	11,226	12,286	11,408
5/19	10,583	11,484	10,788
6/19	11,247	12,299	11,437
7/19	11,289	12,473	11,487
8/19	11,089	12,245	11,253
9/19	11,299	12,488	11,489
10/19	11,563	12,750	11,754
11/19	11,847	13,205	12,023
12/19	12,215	13,602	12,387
1/20	12,108	13,561	12,244
2/20	11,241	12,429	11,319
3/20	9,635	10,803	9,804
4/20	10,684	12,196	10,807
5/20	11,166	12,793	11,273
6/20	11,466	13,047	11,561
7/20	12,076	13,771	12,074
8/20	12,718	14,722	12,685
9/20	12,376	14,164	12,326
10/20	12,162	13,841	12,119
11/20	13,521	15,406	13,516
12/20	14,197	16,040	14,120
1/21	14,165	15,931	14,099
2/21	14,569	16,430	14,497
3/21	15,060	17,148	14,912
4/21	15,693	18,039	15,499
5/21	15,879	18,166	15,716
6/21	15,988	18,543	15,831
7/21	16,141	18,938	15,928
8/21	16,523	19,497	16,292
9/21	15,814	18,609	15,704
10/21	16,622	19,883	16,412
11/21	16,272	19,712	16,028
12/21	17,018	20,602	16,685
1/22	16,102	19,502	15,861
2/22	15,678	18,983	15,584
3/22	15,946	19,646	15,854
4/22	14,673	17,955	14,707
5/22	14,717	18,001	14,773
6/22	13,478	16,500	13,565
7/22	14,583	18,040	14,532
8/22	13,980	17,312	14,005
9/22	12,730	15,715	12,745
10/22	13,623	17,026	13,546
11/22	14,550	17,977	14,525
12/22	13,821	16,939	14,023
1/23	14,826	18,046	14,996
2/23	14,443	17,618	14,626
3/23	14,730	18,152	14,922
4/23	14,874	18,391	15,113
5/23	14,706	18,425	14,883
6/23	15,579	19,675	15,696
7/23	16,045	20,328	16,226
8/23	15,639	19,976	15,818
9/23	14,933	19,013	15,168
10/23	14,491	18,560	14,703
11/23	15,734	20,245	15,969
12/23	16,591	21,253	16,805
1/24	16,603	21,537	16,832
2/24	17,376	22,683	17,464
3/24	18,001	23,443	17,983
4/24	17,302	22,451	17,388
5/24	18,087	23,558	18,080
6/24	18,283	24,302	18,353
7/24	18,700	24,713	18,795
8/24	19,068	25,253	19,205
9/24	19,399	25,771	19,611
10/24	18,970	25,529	19,147

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class J Shares Excluding Sales Charge	30.91%	10.41%	9.37%
Class J Shares Including Sales Charge	29.91%	10.41%	9.37%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 6, 2017.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$46,974
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 18.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.13%
International Equity Funds	27.11%
Fixed Income Funds	3.81%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV920ARJ-0

Institutional

PLHHX

Principal LifeTime Hybrid 2065 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	Institutional shares at net asset value $19,345	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,250	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,777	10,933	10,789
1/18	11,287	11,527	11,270
2/18	10,818	11,095	10,839
3/18	10,706	10,854	10,691
4/18	10,757	10,893	10,768
5/18	10,900	11,182	10,907
6/18	10,849	11,251	10,881
7/18	11,144	11,653	11,158
8/18	11,328	12,038	11,310
9/18	11,307	12,078	11,313
10/18	10,411	11,217	10,509
11/18	10,543	11,452	10,682
12/18	9,678	10,391	9,931
1/19	10,490	11,248	10,679
2/19	10,775	11,620	10,962
3/19	10,901	11,809	11,065
4/19	11,270	12,286	11,408
5/19	10,627	11,484	10,788
6/19	11,302	12,299	11,437
7/19	11,344	12,473	11,487
8/19	11,144	12,245	11,253
9/19	11,365	12,488	11,489
10/19	11,628	12,750	11,754
11/19	11,913	13,205	12,023
12/19	12,292	13,602	12,387
1/20	12,185	13,561	12,244
2/20	11,317	12,429	11,319
3/20	9,699	10,803	9,804
4/20	10,760	12,196	10,807
5/20	11,253	12,793	11,273
6/20	11,553	13,047	11,561
7/20	12,174	13,771	12,074
8/20	12,817	14,722	12,685
9/20	12,485	14,164	12,326
10/20	12,271	13,841	12,119
11/20	13,632	15,406	13,516
12/20	14,319	16,040	14,120
1/21	14,287	15,931	14,099
2/21	14,713	16,430	14,497
3/21	15,205	17,148	14,912
4/21	15,850	18,039	15,499
5/21	16,035	18,166	15,716
6/21	16,156	18,543	15,831
7/21	16,320	18,938	15,928
8/21	16,702	19,497	16,292
9/21	15,992	18,609	15,704
10/21	16,812	19,883	16,412
11/21	16,462	19,712	16,028
12/21	17,226	20,602	16,685
1/22	16,298	19,502	15,861
2/22	15,862	18,983	15,584
3/22	16,142	19,646	15,854
4/22	14,868	17,955	14,707
5/22	14,912	18,001	14,773
6/22	13,649	16,500	13,565
7/22	14,778	18,040	14,532
8/22	14,174	17,312	14,005
9/22	12,911	15,715	12,745
10/22	13,817	17,026	13,546
11/22	14,767	17,977	14,525
12/22	14,032	16,939	14,023
1/23	15,062	18,046	14,996
2/23	14,667	17,618	14,626
3/23	14,954	18,152	14,922
4/23	15,110	18,391	15,113
5/23	14,942	18,425	14,883
6/23	15,840	19,675	15,696
7/23	16,307	20,328	16,226
8/23	15,912	19,976	15,818
9/23	15,182	19,013	15,168
10/23	14,739	18,560	14,703
11/23	16,008	20,245	15,969
12/23	16,887	21,253	16,805
1/24	16,900	21,537	16,832
2/24	17,686	22,683	17,464
3/24	18,325	23,443	17,983
4/24	17,625	22,451	17,388
5/24	18,436	23,558	18,080
6/24	18,633	24,302	18,353
7/24	19,063	24,713	18,795
8/24	19,444	25,253	19,205
9/24	19,788	25,771	19,611
10/24	19,345	25,529	19,147

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	31.25%	10.72%	9.67%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%
Footnote	Description
Footnote*	Since inception performance is calculated from September 6, 2017, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$46,974
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 18.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.13%
International Equity Funds	27.11%
Fixed Income Funds	3.81%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV920ARI-0

R-6

PLHRX

Principal LifeTime Hybrid 2065 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	R-6 shares at net asset value $19,391	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,250	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,777	10,933	10,789
1/18	11,287	11,527	11,270
2/18	10,818	11,095	10,839
3/18	10,706	10,854	10,691
4/18	10,757	10,893	10,768
5/18	10,900	11,182	10,907
6/18	10,849	11,251	10,881
7/18	11,144	11,653	11,158
8/18	11,338	12,038	11,310
9/18	11,307	12,078	11,313
10/18	10,411	11,217	10,509
11/18	10,543	11,452	10,682
12/18	9,362	10,391	9,931
1/19	10,143	11,248	10,679
2/19	10,418	11,620	10,962
3/19	10,544	11,809	11,065
4/19	10,903	12,286	11,408
5/19	10,639	11,484	10,788
6/19	11,315	12,299	11,437
7/19	11,357	12,473	11,487
8/19	11,157	12,245	11,253
9/19	11,378	12,488	11,489
10/19	11,642	12,750	11,754
11/19	11,927	13,205	12,023
12/19	12,307	13,602	12,387
1/20	12,199	13,561	12,244
2/20	11,330	12,429	11,319
3/20	9,710	10,803	9,804
4/20	10,772	12,196	10,807
5/20	11,266	12,793	11,273
6/20	11,566	13,047	11,561
7/20	12,189	13,771	12,074
8/20	12,832	14,722	12,685
9/20	12,500	14,164	12,326
10/20	12,285	13,841	12,119
11/20	13,659	15,406	13,516
12/20	14,347	16,040	14,120
1/21	14,303	15,931	14,099
2/21	14,741	16,430	14,497
3/21	15,233	17,148	14,912
4/21	15,868	18,039	15,499
5/21	16,065	18,166	15,716
6/21	16,185	18,543	15,831
7/21	16,350	18,938	15,928
8/21	16,722	19,497	16,292
9/21	16,021	18,609	15,704
10/21	16,842	19,883	16,412
11/21	16,492	19,712	16,028
12/21	17,246	20,602	16,685
1/22	16,317	19,502	15,861
2/22	15,892	18,983	15,584
3/22	16,172	19,646	15,854
4/22	14,885	17,955	14,707
5/22	14,930	18,001	14,773
6/22	13,676	16,500	13,565
7/22	14,795	18,040	14,532
8/22	14,202	17,312	14,005
9/22	12,926	15,715	12,745
10/22	13,844	17,026	13,546
11/22	14,795	17,977	14,525
12/22	14,060	16,939	14,023
1/23	15,091	18,046	14,996
2/23	14,695	17,618	14,626
3/23	14,983	18,152	14,922
4/23	15,139	18,391	15,113
5/23	14,971	18,425	14,883
6/23	15,870	19,675	15,696
7/23	16,337	20,328	16,226
8/23	15,942	19,976	15,818
9/23	15,211	19,013	15,168
10/23	14,779	18,560	14,703
11/23	16,050	20,245	15,969
12/23	16,918	21,253	16,805
1/24	16,942	21,537	16,832
2/24	17,730	22,683	17,464
3/24	18,370	23,443	17,983
4/24	17,656	22,451	17,388
5/24	18,480	23,558	18,080
6/24	18,677	24,302	18,353
7/24	19,108	24,713	18,795
8/24	19,489	25,253	19,205
9/24	19,834	25,771	19,611
10/24	19,391	25,529	19,147

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-6 Shares	31.20%	10.74%	9.70%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%
Footnote	Description
Footnote*	Since inception performance is calculated from September 6, 2017, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$46,974
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 18.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.13%
International Equity Funds	27.11%
Fixed Income Funds	3.81%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV920ARR6-0

Class J

PLKJX

Principal LifeTime Hybrid 2070 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$35	0.30%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	Class J shares with maximum sales charge $13,342	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,200	10,345	10,211
4/23	10,320	10,481	10,342
5/23	10,160	10,500	10,185
6/23	10,920	11,213	10,741
7/23	11,250	11,585	11,104
8/23	10,960	11,385	10,825
9/23	10,460	10,836	10,380
10/23	10,150	10,578	10,061
11/23	11,040	11,538	10,928
12/23	11,651	12,112	11,500
1/24	11,651	12,274	11,519
2/24	12,221	12,927	11,951
3/24	12,659	13,361	12,306
4/24	12,170	12,795	11,899
5/24	12,731	13,426	12,373
6/24	12,863	13,850	12,560
7/24	13,158	14,084	12,862
8/24	13,413	14,392	13,143
9/24	13,657	14,687	13,420
10/24	13,342	14,549	13,103

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Class J Shares Excluding Sales Charge	31.44%	18.86%
Class J Shares Including Sales Charge	30.44%	18.86%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%
Footnote	Description
Footnote*	Since inception performance is calculated from March 1, 2023, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,094
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 48.0%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.32%
Other Assets and Liabilities	(0.32)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.21%
International Equity Funds	27.28%
Fixed Income Funds	3.83%
Other Assets and Liabilities	(0.32)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV948ARJ-0

Institutional

PLKSX

Principal LifeTime Hybrid 2070 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	Institutional shares at net asset value $13,232	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,200	10,345	10,211
4/23	10,310	10,481	10,342
5/23	10,170	10,500	10,185
6/23	10,820	11,213	10,741
7/23	11,150	11,585	11,104
8/23	10,860	11,385	10,825
9/23	10,370	10,836	10,380
10/23	10,060	10,578	10,061
11/23	10,950	11,538	10,928
12/23	11,551	12,112	11,500
1/24	11,561	12,274	11,519
2/24	12,101	12,927	11,951
3/24	12,529	13,361	12,306
4/24	12,050	12,795	11,899
5/24	12,600	13,426	12,373
6/24	12,743	13,850	12,560
7/24	13,038	14,084	12,862
8/24	13,293	14,392	13,143
9/24	13,537	14,687	13,420
10/24	13,232	14,549	13,103

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	31.53%	18.27%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%
Footnote	Description
Footnote*	Since inception performance is calculated from March 1, 2023, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,094
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 48.0%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.32%
Other Assets and Liabilities	(0.32)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.21%
International Equity Funds	27.28%
Fixed Income Funds	3.83%
Other Assets and Liabilities	(0.32)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV948ARI-0

R-6

PLKRX

Principal LifeTime Hybrid 2070 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	R-6 shares at net asset value $13,242	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,200	10,345	10,211
4/23	10,320	10,481	10,342
5/23	10,170	10,500	10,185
6/23	10,820	11,213	10,741
7/23	11,160	11,585	11,104
8/23	10,870	11,385	10,825
9/23	10,370	10,836	10,380
10/23	10,070	10,578	10,061
11/23	10,960	11,538	10,928
12/23	11,561	12,112	11,500
1/24	11,571	12,274	11,519
2/24	12,111	12,927	11,951
3/24	12,539	13,361	12,306
4/24	12,060	12,795	11,899
5/24	12,610	13,426	12,373
6/24	12,753	13,850	12,560
7/24	13,048	14,084	12,862
8/24	13,313	14,392	13,143
9/24	13,547	14,687	13,420
10/24	13,242	14,549	13,103

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
R-6 Shares	31.50%	18.33%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%
Footnote	Description
Footnote*	Since inception performance is calculated from March 1, 2023, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,094
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate 48.0%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.32%
Other Assets and Liabilities	(0.32)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.21%
International Equity Funds	27.28%
Fixed Income Funds	3.83%
Other Assets and Liabilities	(0.32)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV948ARR6-0

Class J

PHJFX

Principal LifeTime Hybrid Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$21	0.19%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance for the year.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $14,362	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,127	10,071	10,073
12/14	10,037	10,080	10,038
1/15	10,210	10,292	10,104
2/15	10,281	10,195	10,225
3/15	10,268	10,242	10,207
4/15	10,308	10,206	10,241
5/15	10,295	10,181	10,241
6/15	10,169	10,070	10,119
7/15	10,198	10,140	10,200
8/15	10,031	10,125	9,979
9/15	9,957	10,194	9,906
10/15	10,130	10,196	10,134
11/15	10,107	10,169	10,115
12/15	10,007	10,136	10,020
1/16	9,943	10,275	9,929
2/16	9,972	10,348	9,966
3/16	10,221	10,443	10,238
4/16	10,282	10,483	10,291
5/16	10,301	10,486	10,321
6/16	10,414	10,674	10,429
7/16	10,558	10,742	10,575
8/16	10,566	10,730	10,578
9/16	10,585	10,723	10,602
10/16	10,489	10,641	10,496
11/16	10,393	10,390	10,439
12/16	10,452	10,404	10,522
1/17	10,545	10,425	10,606
2/17	10,660	10,495	10,728
3/17	10,679	10,489	10,753
4/17	10,761	10,570	10,842
5/17	10,843	10,651	10,928
6/17	10,852	10,641	10,945
7/17	10,955	10,687	11,053
8/17	11,016	10,782	11,100
9/17	11,056	10,731	11,171
10/17	11,107	10,737	11,255
11/17	11,157	10,723	11,342
12/17	11,221	10,773	11,420
1/18	11,316	10,649	11,557
2/18	11,108	10,548	11,355
3/18	11,108	10,615	11,329
4/18	11,097	10,536	11,330
5/18	11,162	10,611	11,411
6/18	11,140	10,598	11,408
7/18	11,238	10,601	11,519
8/18	11,303	10,669	11,610
9/18	11,270	10,600	11,584
10/18	10,989	10,517	11,246
11/18	11,032	10,579	11,340
12/18	10,888	10,774	11,130
1/19	11,208	10,888	11,494
2/19	11,285	10,882	11,607
3/19	11,439	11,091	11,750
4/19	11,550	11,094	11,891
5/19	11,483	11,291	11,748
6/19	11,737	11,432	12,081
7/19	11,759	11,458	12,124
8/19	11,858	11,755	12,180
9/19	11,880	11,692	12,240
10/19	11,958	11,727	12,360
11/19	12,035	11,721	12,474
12/19	12,154	11,713	12,614
1/20	12,256	11,938	12,684
2/20	12,143	12,153	12,425
3/20	11,576	12,082	11,770
4/20	12,052	12,297	12,338
5/20	12,290	12,354	12,578
6/20	12,426	12,432	12,734
7/20	12,721	12,617	13,035
8/20	12,869	12,515	13,198
9/20	12,767	12,509	13,081
10/20	12,676	12,453	12,982
11/20	13,141	12,575	13,516
12/20	13,341	12,592	13,725
1/21	13,306	12,502	13,684
2/21	13,294	12,321	13,691
3/21	13,365	12,168	13,730
4/21	13,579	12,264	13,960
5/21	13,650	12,304	14,048
6/21	13,733	12,390	14,150
7/21	13,840	12,529	14,268
8/21	13,924	12,505	14,364
9/21	13,710	12,397	14,146
10/21	13,888	12,393	14,344
11/21	13,757	12,430	14,256
12/21	13,994	12,398	14,427
1/22	13,568	12,131	14,040
2/22	13,380	11,996	13,891
3/22	13,305	11,662	13,774
4/22	12,691	11,220	13,212
5/22	12,729	11,292	13,257
6/22	12,177	11,115	12,770
7/22	12,691	11,387	13,218
8/22	12,340	11,065	12,912
9/22	11,639	10,587	12,263
10/22	11,889	10,450	12,470
11/22	12,378	10,834	12,972
12/22	12,121	10,785	12,815
1/23	12,634	11,117	13,292
2/23	12,358	10,829	13,054
3/23	12,608	11,104	13,308
4/23	12,700	11,172	13,412
5/23	12,568	11,050	13,283
6/23	12,831	11,011	13,520
7/23	12,989	11,003	13,688
8/23	12,831	10,933	13,524
9/23	12,489	10,655	13,167
10/23	12,279	10,487	12,933
11/23	12,923	10,962	13,632
12/23	13,408	11,381	14,141
1/24	13,422	11,350	14,157
2/24	13,572	11,190	14,247
3/24	13,817	11,293	14,469
4/24	13,490	11,008	14,142
5/24	13,830	11,194	14,473
6/24	13,939	11,300	14,632
7/24	14,226	11,564	14,918
8/24	14,430	11,731	15,153
9/24	14,634	11,888	15,387
10/24	14,362	11,593	15,072

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	16.97%	3.73%	3.69%
Class J Shares Including Sales Charge	15.97%	3.73%	3.69%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$159,722
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 24.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.60%
Domestic Equity Funds	25.28%
International Equity Funds	9.57%
Specialty Funds	0.57%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV877ARJ-0

Institutional

PHTFX

Principal LifeTime Hybrid Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance for the year.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $14,670	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,129	10,071	10,073
12/14	10,041	10,080	10,038
1/15	10,216	10,292	10,104
2/15	10,289	10,195	10,225
3/15	10,278	10,242	10,207
4/15	10,320	10,206	10,241
5/15	10,309	10,181	10,241
6/15	10,185	10,070	10,119
7/15	10,216	10,140	10,200
8/15	10,051	10,125	9,979
9/15	9,979	10,194	9,906
10/15	10,154	10,196	10,134
11/15	10,134	10,169	10,115
12/15	10,036	10,136	10,020
1/16	9,973	10,275	9,929
2/16	10,004	10,348	9,966
3/16	10,256	10,443	10,238
4/16	10,319	10,483	10,291
5/16	10,340	10,486	10,321
6/16	10,455	10,674	10,429
7/16	10,602	10,742	10,575
8/16	10,613	10,730	10,578
9/16	10,634	10,723	10,602
10/16	10,539	10,641	10,496
11/16	10,445	10,390	10,439
12/16	10,507	10,404	10,522
1/17	10,602	10,425	10,606
2/17	10,720	10,495	10,728
3/17	10,741	10,489	10,753
4/17	10,826	10,570	10,842
5/17	10,911	10,651	10,928
6/17	10,922	10,641	10,945
7/17	11,028	10,687	11,053
8/17	11,092	10,782	11,100
9/17	11,135	10,731	11,171
10/17	11,188	10,737	11,255
11/17	11,241	10,723	11,342
12/17	11,307	10,773	11,420
1/18	11,405	10,649	11,557
2/18	11,198	10,548	11,355
3/18	11,198	10,615	11,329
4/18	11,187	10,536	11,330
5/18	11,264	10,611	11,411
6/18	11,231	10,598	11,408
7/18	11,329	10,601	11,519
8/18	11,405	10,669	11,610
9/18	11,373	10,600	11,584
10/18	11,089	10,517	11,246
11/18	11,133	10,579	11,340
12/18	10,996	10,774	11,130
1/19	11,319	10,888	11,494
2/19	11,397	10,882	11,607
3/19	11,564	11,091	11,750
4/19	11,675	11,094	11,891
5/19	11,608	11,291	11,748
6/19	11,875	11,432	12,081
7/19	11,898	11,458	12,124
8/19	11,998	11,755	12,180
9/19	12,020	11,692	12,240
10/19	12,109	11,727	12,360
11/19	12,176	11,721	12,474
12/19	12,296	11,713	12,614
1/20	12,399	11,938	12,684
2/20	12,296	12,153	12,425
3/20	11,723	12,082	11,770
4/20	12,216	12,297	12,338
5/20	12,456	12,354	12,578
6/20	12,594	12,432	12,734
7/20	12,892	12,617	13,035
8/20	13,041	12,515	13,198
9/20	12,938	12,509	13,081
10/20	12,869	12,453	12,982
11/20	13,327	12,575	13,516
12/20	13,539	12,592	13,725
1/21	13,503	12,502	13,684
2/21	13,503	12,321	13,691
3/21	13,563	12,168	13,730
4/21	13,791	12,264	13,960
5/21	13,863	12,304	14,048
6/21	13,948	12,390	14,150
7/21	14,068	12,529	14,268
8/21	14,152	12,505	14,364
9/21	13,936	12,397	14,146
10/21	14,116	12,393	14,344
11/21	13,984	12,430	14,256
12/21	14,236	12,398	14,427
1/22	13,804	12,131	14,040
2/22	13,614	11,996	13,891
3/22	13,538	11,662	13,774
4/22	12,915	11,220	13,212
5/22	12,966	11,292	13,257
6/22	12,395	11,115	12,770
7/22	12,941	11,387	13,218
8/22	12,572	11,065	12,912
9/22	11,861	10,587	12,263
10/22	12,115	10,450	12,470
11/22	12,623	10,834	12,972
12/22	12,356	10,785	12,815
1/23	12,877	11,117	13,292
2/23	12,610	10,829	13,054
3/23	12,864	11,104	13,308
4/23	12,957	11,172	13,412
5/23	12,837	11,050	13,283
6/23	13,091	11,011	13,520
7/23	13,265	11,003	13,688
8/23	13,104	10,933	13,524
9/23	12,744	10,655	13,167
10/23	12,530	10,487	12,933
11/23	13,185	10,962	13,632
12/23	13,687	11,381	14,141
1/24	13,701	11,350	14,157
2/24	13,853	11,190	14,247
3/24	14,116	11,293	14,469
4/24	13,770	11,008	14,142
5/24	14,130	11,194	14,473
6/24	14,241	11,300	14,632
7/24	14,532	11,564	14,918
8/24	14,753	11,731	15,153
9/24	14,961	11,888	15,387
10/24	14,670	11,593	15,072

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	17.08%	3.91%	3.91%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$159,722
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 24.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.60%
Domestic Equity Funds	25.28%
International Equity Funds	9.57%
Specialty Funds	0.57%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV877ARI-0

R-6

PLTYX

Principal LifeTime Hybrid Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance for the year.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $14,706	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,129	10,071	10,073
12/14	10,041	10,080	10,038
1/15	10,216	10,292	10,104
2/15	10,289	10,195	10,225
3/15	10,278	10,242	10,207
4/15	10,320	10,206	10,241
5/15	10,309	10,181	10,241
6/15	10,185	10,070	10,119
7/15	10,216	10,140	10,200
8/15	10,051	10,125	9,979
9/15	9,989	10,194	9,906
10/15	10,154	10,196	10,134
11/15	10,134	10,169	10,115
12/15	10,036	10,136	10,020
1/16	9,983	10,275	9,929
2/16	10,015	10,348	9,966
3/16	10,266	10,443	10,238
4/16	10,329	10,483	10,291
5/16	10,350	10,486	10,321
6/16	10,466	10,674	10,429
7/16	10,613	10,742	10,575
8/16	10,623	10,730	10,578
9/16	10,644	10,723	10,602
10/16	10,550	10,641	10,496
11/16	10,455	10,390	10,439
12/16	10,517	10,404	10,522
1/17	10,613	10,425	10,606
2/17	10,719	10,495	10,728
3/17	10,741	10,489	10,753
4/17	10,837	10,570	10,842
5/17	10,922	10,651	10,928
6/17	10,922	10,641	10,945
7/17	11,028	10,687	11,053
8/17	11,103	10,782	11,100
9/17	11,135	10,731	11,171
10/17	11,198	10,737	11,255
11/17	11,241	10,723	11,342
12/17	11,318	10,773	11,420
1/18	11,416	10,649	11,557
2/18	11,198	10,548	11,355
3/18	11,209	10,615	11,329
4/18	11,198	10,536	11,330
5/18	11,263	10,611	11,411
6/18	11,242	10,598	11,408
7/18	11,340	10,601	11,519
8/18	11,416	10,669	11,610
9/18	11,383	10,600	11,584
10/18	11,100	10,517	11,246
11/18	11,143	10,579	11,340
12/18	11,007	10,774	11,130
1/19	11,329	10,888	11,494
2/19	11,407	10,882	11,607
3/19	11,574	11,091	11,750
4/19	11,686	11,094	11,891
5/19	11,619	11,291	11,748
6/19	11,886	11,432	12,081
7/19	11,908	11,458	12,124
8/19	12,008	11,755	12,180
9/19	12,031	11,692	12,240
10/19	12,120	11,727	12,360
11/19	12,186	11,721	12,474
12/19	12,318	11,713	12,614
1/20	12,421	11,938	12,684
2/20	12,318	12,153	12,425
3/20	11,745	12,082	11,770
4/20	12,226	12,297	12,338
5/20	12,467	12,354	12,578
6/20	12,604	12,432	12,734
7/20	12,914	12,617	13,035
8/20	13,063	12,515	13,198
9/20	12,959	12,509	13,081
10/20	12,879	12,453	12,982
11/20	13,349	12,575	13,516
12/20	13,562	12,592	13,725
1/21	13,526	12,502	13,684
2/21	13,514	12,321	13,691
3/21	13,586	12,168	13,730
4/21	13,815	12,264	13,960
5/21	13,887	12,304	14,048
6/21	13,971	12,390	14,150
7/21	14,091	12,529	14,268
8/21	14,176	12,505	14,364
9/21	13,959	12,397	14,146
10/21	14,139	12,393	14,344
11/21	14,007	12,430	14,256
12/21	14,263	12,398	14,427
1/22	13,831	12,131	14,040
2/22	13,640	11,996	13,891
3/22	13,564	11,662	13,774
4/22	12,942	11,220	13,212
5/22	12,993	11,292	13,257
6/22	12,421	11,115	12,770
7/22	12,955	11,387	13,218
8/22	12,599	11,065	12,912
9/22	11,888	10,587	12,263
10/22	12,142	10,450	12,470
11/22	12,650	10,834	12,972
12/22	12,387	10,785	12,815
1/23	12,909	11,117	13,292
2/23	12,641	10,829	13,054
3/23	12,895	11,104	13,308
4/23	12,989	11,172	13,412
5/23	12,855	11,050	13,283
6/23	13,122	11,011	13,520
7/23	13,283	11,003	13,688
8/23	13,136	10,933	13,524
9/23	12,775	10,655	13,167
10/23	12,561	10,487	12,933
11/23	13,216	10,962	13,632
12/23	13,722	11,381	14,141
1/24	13,736	11,350	14,157
2/24	13,889	11,190	14,247
3/24	14,138	11,293	14,469
4/24	13,805	11,008	14,142
5/24	14,152	11,194	14,473
6/24	14,276	11,300	14,632
7/24	14,567	11,564	14,918
8/24	14,789	11,731	15,153
9/24	14,996	11,888	15,387
10/24	14,706	11,593	15,072

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	17.07%	3.94%	3.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 30, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$159,722
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate 24.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.60%
Domestic Equity Funds	25.28%
International Equity Funds	9.57%
Specialty Funds	0.57%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV877ARR6-0

Class A

PALTX

Principal LifeTime Strategic Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.37%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $13,547	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	9,624	10,000	10,000
11/14	9,679	10,071	10,073
12/14	9,617	10,080	10,038
1/15	9,681	10,292	10,104
2/15	9,800	10,195	10,225
3/15	9,792	10,242	10,207
4/15	9,832	10,206	10,241
5/15	9,824	10,181	10,241
6/15	9,705	10,070	10,119
7/15	9,744	10,140	10,200
8/15	9,553	10,125	9,979
9/15	9,466	10,194	9,906
10/15	9,625	10,196	10,134
11/15	9,601	10,169	10,115
12/15	9,498	10,136	10,020
1/16	9,409	10,275	9,929
2/16	9,425	10,348	9,966
3/16	9,660	10,443	10,238
4/16	9,733	10,483	10,291
5/16	9,757	10,486	10,321
6/16	9,838	10,674	10,429
7/16	9,984	10,742	10,575
8/16	10,008	10,730	10,578
9/16	10,025	10,723	10,602
10/16	9,952	10,641	10,496
11/16	9,863	10,390	10,439
12/16	9,924	10,404	10,522
1/17	10,032	10,425	10,606
2/17	10,139	10,495	10,728
3/17	10,164	10,489	10,753
4/17	10,255	10,570	10,842
5/17	10,346	10,651	10,928
6/17	10,346	10,641	10,945
7/17	10,461	10,687	11,053
8/17	10,519	10,782	11,100
9/17	10,569	10,731	11,171
10/17	10,635	10,737	11,255
11/17	10,684	10,723	11,342
12/17	10,745	10,773	11,420
1/18	10,883	10,649	11,557
2/18	10,642	10,548	11,355
3/18	10,633	10,615	11,329
4/18	10,642	10,536	11,330
5/18	10,676	10,611	11,411
6/18	10,651	10,598	11,408
7/18	10,771	10,601	11,519
8/18	10,814	10,669	11,610
9/18	10,806	10,600	11,584
10/18	10,504	10,517	11,246
11/18	10,539	10,579	11,340
12/18	10,373	10,774	11,130
1/19	10,687	10,888	11,494
2/19	10,798	10,882	11,607
3/19	10,946	11,091	11,750
4/19	11,084	11,094	11,891
5/19	11,010	11,291	11,748
6/19	11,269	11,432	12,081
7/19	11,306	11,458	12,124
8/19	11,398	11,755	12,180
9/19	11,408	11,692	12,240
10/19	11,482	11,727	12,360
11/19	11,555	11,721	12,474
12/19	11,661	11,713	12,614
1/20	11,777	11,938	12,684
2/20	11,661	12,153	12,425
3/20	10,972	12,082	11,770
4/20	11,486	12,297	12,338
5/20	11,729	12,354	12,578
6/20	11,884	12,432	12,734
7/20	12,185	12,617	13,035
8/20	12,321	12,515	13,198
9/20	12,224	12,509	13,081
10/20	12,136	12,453	12,982
11/20	12,592	12,575	13,516
12/20	12,792	12,592	13,725
1/21	12,712	12,502	13,684
2/21	12,732	12,321	13,691
3/21	12,762	12,168	13,730
4/21	12,993	12,264	13,960
5/21	13,063	12,304	14,048
6/21	13,143	12,390	14,150
7/21	13,254	12,529	14,268
8/21	13,314	12,505	14,364
9/21	13,123	12,397	14,146
10/21	13,284	12,393	14,344
11/21	13,103	12,430	14,256
12/21	13,320	12,398	14,427
1/22	12,911	12,131	14,040
2/22	12,706	11,996	13,891
3/22	12,620	11,662	13,774
4/22	12,049	11,220	13,212
5/22	12,092	11,292	13,257
6/22	11,553	11,115	12,770
7/22	12,049	11,387	13,218
8/22	11,715	11,065	12,912
9/22	11,057	10,587	12,263
10/22	11,273	10,450	12,470
11/22	11,747	10,834	12,972
12/22	11,530	10,785	12,815
1/23	12,016	11,117	13,292
2/23	11,756	10,829	13,054
3/23	11,970	11,104	13,308
4/23	12,072	11,172	13,412
5/23	11,914	11,050	13,283
6/23	12,162	11,011	13,520
7/23	12,320	11,003	13,688
8/23	12,185	10,933	13,524
9/23	11,846	10,655	13,167
10/23	11,643	10,487	12,933
11/23	12,264	10,962	13,632
12/23	12,739	11,381	14,141
1/24	12,750	11,350	14,157
2/24	12,866	11,190	14,247
3/24	13,097	11,293	14,469
4/24	12,785	11,008	14,142
5/24	13,062	11,194	14,473
6/24	13,143	11,300	14,632
7/24	13,409	11,564	14,918
8/24	13,628	11,731	15,153
9/24	13,801	11,888	15,387
10/24	13,547	11,593	15,072

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	16.36%	3.36%	3.48%
Class A Shares Including Sales Charge	12.01%	2.58%	3.08%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$790,991
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 26.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.24%
Domestic Equity Funds	25.71%
International Equity Funds	9.64%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV866ARA-0

Class J

PLSJX

Principal LifeTime Strategic Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$17	0.16%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $14,285	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,058	10,071	10,073
12/14	9,991	10,080	10,038
1/15	10,058	10,292	10,104
2/15	10,192	10,195	10,225
3/15	10,175	10,242	10,207
4/15	10,217	10,206	10,241
5/15	10,209	10,181	10,241
6/15	10,083	10,070	10,119
7/15	10,125	10,140	10,200
8/15	9,933	10,125	9,979
9/15	9,841	10,194	9,906
10/15	10,008	10,196	10,134
11/15	9,983	10,169	10,115
12/15	9,873	10,136	10,020
1/16	9,788	10,275	9,929
2/16	9,805	10,348	9,966
3/16	10,052	10,443	10,238
4/16	10,120	10,483	10,291
5/16	10,145	10,486	10,321
6/16	10,239	10,674	10,429
7/16	10,392	10,742	10,575
8/16	10,409	10,730	10,578
9/16	10,435	10,723	10,602
10/16	10,350	10,641	10,496
11/16	10,265	10,390	10,439
12/16	10,326	10,404	10,522
1/17	10,439	10,425	10,606
2/17	10,561	10,495	10,728
3/17	10,578	10,489	10,753
4/17	10,683	10,570	10,842
5/17	10,779	10,651	10,928
6/17	10,779	10,641	10,945
7/17	10,901	10,687	11,053
8/17	10,962	10,782	11,100
9/17	11,014	10,731	11,171
10/17	11,092	10,737	11,255
11/17	11,145	10,723	11,342
12/17	11,209	10,773	11,420
1/18	11,345	10,649	11,557
2/18	11,099	10,548	11,355
3/18	11,090	10,615	11,329
4/18	11,099	10,536	11,330
5/18	11,136	10,611	11,411
6/18	11,118	10,598	11,408
7/18	11,236	10,601	11,519
8/18	11,291	10,669	11,610
9/18	11,282	10,600	11,584
10/18	10,963	10,517	11,246
11/18	11,008	10,579	11,340
12/18	10,832	10,774	11,130
1/19	11,165	10,888	11,494
2/19	11,282	10,882	11,607
3/19	11,439	11,091	11,750
4/19	11,586	11,094	11,891
5/19	11,507	11,291	11,748
6/19	11,782	11,432	12,081
7/19	11,821	11,458	12,124
8/19	11,919	11,755	12,180
9/19	11,929	11,692	12,240
10/19	12,007	11,727	12,360
11/19	12,085	11,721	12,474
12/19	12,196	11,713	12,614
1/20	12,320	11,938	12,684
2/20	12,207	12,153	12,425
3/20	11,485	12,082	11,770
4/20	12,021	12,297	12,338
5/20	12,279	12,354	12,578
6/20	12,433	12,432	12,734
7/20	12,753	12,617	13,035
8/20	12,897	12,515	13,198
9/20	12,804	12,509	13,081
10/20	12,712	12,453	12,982
11/20	13,196	12,575	13,516
12/20	13,398	12,592	13,725
1/21	13,324	12,502	13,684
2/21	13,345	12,321	13,691
3/21	13,377	12,168	13,730
4/21	13,612	12,264	13,960
5/21	13,698	12,304	14,048
6/21	13,783	12,390	14,150
7/21	13,901	12,529	14,268
8/21	13,965	12,505	14,364
9/21	13,762	12,397	14,146
10/21	13,933	12,393	14,344
11/21	13,740	12,430	14,256
12/21	13,980	12,398	14,427
1/22	13,554	12,131	14,040
2/22	13,335	11,996	13,891
3/22	13,255	11,662	13,774
4/22	12,645	11,220	13,212
5/22	12,691	11,292	13,257
6/22	12,139	11,115	12,770
7/22	12,657	11,387	13,218
8/22	12,300	11,065	12,912
9/22	11,610	10,587	12,263
10/22	11,840	10,450	12,470
11/22	12,346	10,834	12,972
12/22	12,113	10,785	12,815
1/23	12,633	11,117	13,292
2/23	12,355	10,829	13,054
3/23	12,584	11,104	13,308
4/23	12,693	11,172	13,412
5/23	12,536	11,050	13,283
6/23	12,790	11,011	13,520
7/23	12,959	11,003	13,688
8/23	12,814	10,933	13,524
9/23	12,464	10,655	13,167
10/23	12,258	10,487	12,933
11/23	12,911	10,962	13,632
12/23	13,405	11,381	14,141
1/24	13,430	11,350	14,157
2/24	13,554	11,190	14,247
3/24	13,789	11,293	14,469
4/24	13,467	11,008	14,142
5/24	13,765	11,194	14,473
6/24	13,851	11,300	14,632
7/24	14,136	11,564	14,918
8/24	14,372	11,731	15,153
9/24	14,558	11,888	15,387
10/24	14,285	11,593	15,072

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	16.54%	3.54%	3.63%
Class J Shares Including Sales Charge	15.54%	3.54%	3.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$790,991
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 26.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.24%
Domestic Equity Funds	25.71%
International Equity Funds	9.64%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV866ARJ-0

Institutional

PLSIX

Principal LifeTime Strategic Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.00%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $14,584	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,057	10,071	10,073
12/14	9,998	10,080	10,038
1/15	10,065	10,292	10,104
2/15	10,198	10,195	10,225
3/15	10,190	10,242	10,207
4/15	10,240	10,206	10,241
5/15	10,231	10,181	10,241
6/15	10,106	10,070	10,119
7/15	10,148	10,140	10,200
8/15	9,956	10,125	9,979
9/15	9,864	10,194	9,906
10/15	10,040	10,196	10,134
11/15	10,015	10,169	10,115
12/15	9,910	10,136	10,020
1/16	9,817	10,275	9,929
2/16	9,842	10,348	9,966
3/16	10,089	10,443	10,238
4/16	10,166	10,483	10,291
5/16	10,191	10,486	10,321
6/16	10,285	10,674	10,429
7/16	10,438	10,742	10,575
8/16	10,464	10,730	10,578
9/16	10,489	10,723	10,602
10/16	10,404	10,641	10,496
11/16	10,319	10,390	10,439
12/16	10,385	10,404	10,522
1/17	10,499	10,425	10,606
2/17	10,621	10,495	10,728
3/17	10,647	10,489	10,753
4/17	10,743	10,570	10,842
5/17	10,848	10,651	10,928
6/17	10,848	10,641	10,945
7/17	10,970	10,687	11,053
8/17	11,040	10,782	11,100
9/17	11,092	10,731	11,171
10/17	11,171	10,737	11,255
11/17	11,223	10,723	11,342
12/17	11,292	10,773	11,420
1/18	11,438	10,649	11,557
2/18	11,191	10,548	11,355
3/18	11,182	10,615	11,329
4/18	11,191	10,536	11,330
5/18	11,237	10,611	11,411
6/18	11,209	10,598	11,408
7/18	11,337	10,601	11,519
8/18	11,392	10,669	11,610
9/18	11,383	10,600	11,584
10/18	11,072	10,517	11,246
11/18	11,109	10,579	11,340
12/18	10,937	10,774	11,130
1/19	11,281	10,888	11,494
2/19	11,389	10,882	11,607
3/19	11,557	11,091	11,750
4/19	11,704	11,094	11,891
5/19	11,626	11,291	11,748
6/19	11,911	11,432	12,081
7/19	11,950	11,458	12,124
8/19	12,049	11,755	12,180
9/19	12,059	11,692	12,240
10/19	12,147	11,727	12,360
11/19	12,216	11,721	12,474
12/19	12,333	11,713	12,614
1/20	12,468	11,938	12,684
2/20	12,354	12,153	12,425
3/20	11,627	12,082	11,770
4/20	12,167	12,297	12,338
5/20	12,437	12,354	12,578
6/20	12,593	12,432	12,734
7/20	12,914	12,617	13,035
8/20	13,070	12,515	13,198
9/20	12,966	12,509	13,081
10/20	12,883	12,453	12,982
11/20	13,371	12,575	13,516
12/20	13,590	12,592	13,725
1/21	13,503	12,502	13,684
2/21	13,536	12,321	13,691
3/21	13,568	12,168	13,730
4/21	13,816	12,264	13,960
5/21	13,891	12,304	14,048
6/21	13,988	12,390	14,150
7/21	14,107	12,529	14,268
8/21	14,172	12,505	14,364
9/21	13,978	12,397	14,146
10/21	14,150	12,393	14,344
11/21	13,956	12,430	14,256
12/21	14,191	12,398	14,427
1/22	13,773	12,131	14,040
2/22	13,552	11,996	13,891
3/22	13,470	11,662	13,774
4/22	12,854	11,220	13,212
5/22	12,901	11,292	13,257
6/22	12,343	11,115	12,770
7/22	12,866	11,387	13,218
8/22	12,517	11,065	12,912
9/22	11,808	10,587	12,263
10/22	12,052	10,450	12,470
11/22	12,564	10,834	12,972
12/22	12,332	10,785	12,815
1/23	12,858	11,117	13,292
2/23	12,577	10,829	13,054
3/23	12,809	11,104	13,308
4/23	12,932	11,172	13,412
5/23	12,773	11,050	13,283
6/23	13,042	11,011	13,520
7/23	13,213	11,003	13,688
8/23	13,066	10,933	13,524
9/23	12,712	10,655	13,167
10/23	12,491	10,487	12,933
11/23	13,164	10,962	13,632
12/23	13,681	11,381	14,141
1/24	13,693	11,350	14,157
2/24	13,819	11,190	14,247
3/24	14,070	11,293	14,469
4/24	13,744	11,008	14,142
5/24	14,045	11,194	14,473
6/24	14,145	11,300	14,632
7/24	14,434	11,564	14,918
8/24	14,660	11,731	15,153
9/24	14,861	11,888	15,387
10/24	14,584	11,593	15,072

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	16.76%	3.72%	3.85%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$790,991
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 26.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.24%
Domestic Equity Funds	25.71%
International Equity Funds	9.64%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 1, 2024, the Manager contractually agreed to limit the Fund's Institutional Class expenses so that the total level of operating expenses do not to exceed 0.00%.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV866ARI-0

R-1

PLAIX

Principal LifeTime Strategic Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$96	0.89%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $13,373	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,049	10,071	10,073
12/14	9,982	10,080	10,038
1/15	10,040	10,292	10,104
2/15	10,165	10,195	10,225
3/15	10,148	10,242	10,207
4/15	10,190	10,206	10,241
5/15	10,182	10,181	10,241
6/15	10,049	10,070	10,119
7/15	10,082	10,140	10,200
8/15	9,891	10,125	9,979
9/15	9,791	10,194	9,906
10/15	9,949	10,196	10,134
11/15	9,924	10,169	10,115
12/15	9,811	10,136	10,020
1/16	9,718	10,275	9,929
2/16	9,727	10,348	9,966
3/16	9,970	10,443	10,238
4/16	10,037	10,483	10,291
5/16	10,054	10,486	10,321
6/16	10,138	10,674	10,429
7/16	10,281	10,742	10,575
8/16	10,298	10,730	10,578
9/16	10,314	10,723	10,602
10/16	10,231	10,641	10,496
11/16	10,130	10,390	10,439
12/16	10,193	10,404	10,522
1/17	10,295	10,425	10,606
2/17	10,406	10,495	10,728
3/17	10,423	10,489	10,753
4/17	10,516	10,570	10,842
5/17	10,610	10,651	10,928
6/17	10,602	10,641	10,945
7/17	10,712	10,687	11,053
8/17	10,772	10,782	11,100
9/17	10,815	10,731	11,171
10/17	10,883	10,737	11,255
11/17	10,926	10,723	11,342
12/17	10,991	10,773	11,420
1/18	11,115	10,649	11,557
2/18	10,867	10,548	11,355
3/18	10,858	10,615	11,329
4/18	10,858	10,536	11,330
5/18	10,885	10,611	11,411
6/18	10,858	10,598	11,408
7/18	10,974	10,601	11,519
8/18	11,018	10,669	11,610
9/18	11,009	10,600	11,584
10/18	10,690	10,517	11,246
11/18	10,726	10,579	11,340
12/18	10,549	10,774	11,130
1/19	10,870	10,888	11,494
2/19	10,974	10,882	11,607
3/19	11,115	11,091	11,750
4/19	11,257	11,094	11,891
5/19	11,172	11,291	11,748
6/19	11,436	11,432	12,081
7/19	11,465	11,458	12,124
8/19	11,549	11,755	12,180
9/19	11,559	11,692	12,240
10/19	11,625	11,727	12,360
11/19	11,691	11,721	12,474
12/19	11,798	11,713	12,614
1/20	11,916	11,938	12,684
2/20	11,798	12,153	12,425
3/20	11,088	12,082	11,770
4/20	11,601	12,297	12,338
5/20	11,847	12,354	12,578
6/20	11,995	12,432	12,734
7/20	12,291	12,617	13,035
8/20	12,429	12,515	13,198
9/20	12,321	12,509	13,081
10/20	12,232	12,453	12,982
11/20	12,686	12,575	13,516
12/20	12,875	12,592	13,725
1/21	12,793	12,502	13,684
2/21	12,814	12,321	13,691
3/21	12,834	12,168	13,730
4/21	13,057	12,264	13,960
5/21	13,118	12,304	14,048
6/21	13,200	12,390	14,150
7/21	13,301	12,529	14,268
8/21	13,362	12,505	14,364
9/21	13,159	12,397	14,146
10/21	13,311	12,393	14,344
11/21	13,128	12,430	14,256
12/21	13,340	12,398	14,427
1/22	12,928	12,131	14,040
2/22	12,712	11,996	13,891
3/22	12,625	11,662	13,774
4/22	12,040	11,220	13,212
5/22	12,083	11,292	13,257
6/22	11,541	11,115	12,770
7/22	12,029	11,387	13,218
8/22	11,693	11,065	12,912
9/22	11,032	10,587	12,263
10/22	11,238	10,450	12,470
11/22	11,704	10,834	12,972
12/22	11,483	10,785	12,815
1/23	11,969	11,117	13,292
2/23	11,709	10,829	13,054
3/23	11,912	11,104	13,308
4/23	12,003	11,172	13,412
5/23	11,856	11,050	13,283
6/23	12,093	11,011	13,520
7/23	12,240	11,003	13,688
8/23	12,093	10,933	13,524
9/23	11,765	10,655	13,167
10/23	11,550	10,487	12,933
11/23	12,172	10,962	13,632
12/23	12,624	11,381	14,141
1/24	12,636	11,350	14,157
2/24	12,751	11,190	14,247
3/24	12,970	11,293	14,469
4/24	12,647	11,008	14,142
5/24	12,924	11,194	14,473
6/24	13,004	11,300	14,632
7/24	13,258	11,564	14,918
8/24	13,465	11,731	15,153
9/24	13,638	11,888	15,387
10/24	13,373	11,593	15,072

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	15.78%	2.84%	2.95%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$790,991
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 26.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.24%
Domestic Equity Funds	25.71%
International Equity Funds	9.64%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV866ARR1-0

R-3

PLSMX

Principal LifeTime Strategic Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	0.58%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $13,802	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,058	10,071	10,073
12/14	9,994	10,080	10,038
1/15	10,053	10,292	10,104
2/15	10,187	10,195	10,225
3/15	10,171	10,242	10,207
4/15	10,213	10,206	10,241
5/15	10,204	10,181	10,241
6/15	10,078	10,070	10,119
7/15	10,112	10,140	10,200
8/15	9,919	10,125	9,979
9/15	9,818	10,194	9,906
10/15	9,986	10,196	10,134
11/15	9,961	10,169	10,115
12/15	9,845	10,136	10,020
1/16	9,760	10,275	9,929
2/16	9,768	10,348	9,966
3/16	10,015	10,443	10,238
4/16	10,083	10,483	10,291
5/16	10,109	10,486	10,321
6/16	10,194	10,674	10,429
7/16	10,347	10,742	10,575
8/16	10,365	10,730	10,578
9/16	10,382	10,723	10,602
10/16	10,296	10,641	10,496
11/16	10,203	10,390	10,439
12/16	10,261	10,404	10,522
1/17	10,374	10,425	10,606
2/17	10,487	10,495	10,728
3/17	10,504	10,489	10,753
4/17	10,600	10,570	10,842
5/17	10,695	10,651	10,928
6/17	10,695	10,641	10,945
7/17	10,808	10,687	11,053
8/17	10,869	10,782	11,100
9/17	10,921	10,731	11,171
10/17	10,990	10,737	11,255
11/17	11,034	10,723	11,342
12/17	11,098	10,773	11,420
1/18	11,233	10,649	11,557
2/18	10,989	10,548	11,355
3/18	10,980	10,615	11,329
4/18	10,980	10,536	11,330
5/18	11,016	10,611	11,411
6/18	10,989	10,598	11,408
7/18	11,107	10,601	11,519
8/18	11,152	10,669	11,610
9/18	11,143	10,600	11,584
10/18	10,826	10,517	11,246
11/18	10,862	10,579	11,340
12/18	10,691	10,774	11,130
1/19	11,021	10,888	11,494
2/19	11,127	10,882	11,607
3/19	11,272	11,091	11,750
4/19	11,418	11,094	11,891
5/19	11,340	11,291	11,748
6/19	11,611	11,432	12,081
7/19	11,640	11,458	12,124
8/19	11,728	11,755	12,180
9/19	11,737	11,692	12,240
10/19	11,815	11,727	12,360
11/19	11,883	11,721	12,474
12/19	11,991	11,713	12,614
1/20	12,113	11,938	12,684
2/20	11,991	12,153	12,425
3/20	11,281	12,082	11,770
4/20	11,809	12,297	12,338
5/20	12,062	12,354	12,578
6/20	12,215	12,432	12,734
7/20	12,519	12,617	13,035
8/20	12,661	12,515	13,198
9/20	12,550	12,509	13,081
10/20	12,458	12,453	12,982
11/20	12,936	12,575	13,516
12/20	13,136	12,592	13,725
1/21	13,052	12,502	13,684
2/21	13,073	12,321	13,691
3/21	13,105	12,168	13,730
4/21	13,325	12,264	13,960
5/21	13,398	12,304	14,048
6/21	13,482	12,390	14,150
7/21	13,598	12,529	14,268
8/21	13,650	12,505	14,364
9/21	13,451	12,397	14,146
10/21	13,619	12,393	14,344
11/21	13,430	12,430	14,256
12/21	13,641	12,398	14,427
1/22	13,236	12,131	14,040
2/22	13,011	11,996	13,891
3/22	12,922	11,662	13,774
4/22	12,337	11,220	13,212
5/22	12,382	11,292	13,257
6/22	11,831	11,115	12,770
7/22	12,326	11,387	13,218
8/22	11,988	11,065	12,912
9/22	11,313	10,587	12,263
10/22	11,527	10,450	12,470
11/22	12,011	10,834	12,972
12/22	11,792	10,785	12,815
1/23	12,286	11,117	13,292
2/23	12,015	10,829	13,054
3/23	12,227	11,104	13,308
4/23	12,333	11,172	13,412
5/23	12,180	11,050	13,283
6/23	12,427	11,011	13,520
7/23	12,592	11,003	13,688
8/23	12,439	10,933	13,524
9/23	12,098	10,655	13,167
10/23	11,886	10,487	12,933
11/23	12,521	10,962	13,632
12/23	12,997	11,381	14,141
1/24	13,009	11,350	14,157
2/24	13,129	11,190	14,247
3/24	13,358	11,293	14,469
4/24	13,033	11,008	14,142
5/24	13,321	11,194	14,473
6/24	13,406	11,300	14,632
7/24	13,670	11,564	14,918
8/24	13,887	11,731	15,153
9/24	14,067	11,888	15,387
10/24	13,802	11,593	15,072

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	16.12%	3.16%	3.28%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$790,991
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 26.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.24%
Domestic Equity Funds	25.71%
International Equity Funds	9.64%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV866ARR3-0

R-4

PLSSX

Principal LifeTime Strategic Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$42	0.39%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $14,058	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,058	10,071	10,073
12/14	9,990	10,080	10,038
1/15	10,057	10,292	10,104
2/15	10,191	10,195	10,225
3/15	10,175	10,242	10,207
4/15	10,216	10,206	10,241
5/15	10,208	10,181	10,241
6/15	10,082	10,070	10,119
7/15	10,124	10,140	10,200
8/15	9,932	10,125	9,979
9/15	9,831	10,194	9,906
10/15	10,007	10,196	10,134
11/15	9,973	10,169	10,115
12/15	9,870	10,136	10,020
1/16	9,776	10,275	9,929
2/16	9,793	10,348	9,966
3/16	10,040	10,443	10,238
4/16	10,109	10,483	10,291
5/16	10,134	10,486	10,321
6/16	10,228	10,674	10,429
7/16	10,373	10,742	10,575
8/16	10,398	10,730	10,578
9/16	10,415	10,723	10,602
10/16	10,330	10,641	10,496
11/16	10,236	10,390	10,439
12/16	10,308	10,404	10,522
1/17	10,413	10,425	10,606
2/17	10,535	10,495	10,728
3/17	10,552	10,489	10,753
4/17	10,648	10,570	10,842
5/17	10,743	10,651	10,928
6/17	10,743	10,641	10,945
7/17	10,865	10,687	11,053
8/17	10,926	10,782	11,100
9/17	10,970	10,731	11,171
10/17	11,048	10,737	11,255
11/17	11,100	10,723	11,342
12/17	11,167	10,773	11,420
1/18	11,303	10,649	11,557
2/18	11,058	10,548	11,355
3/18	11,039	10,615	11,329
4/18	11,048	10,536	11,330
5/18	11,085	10,611	11,411
6/18	11,058	10,598	11,408
7/18	11,185	10,601	11,519
8/18	11,230	10,669	11,610
9/18	11,221	10,600	11,584
10/18	10,903	10,517	11,246
11/18	10,949	10,579	11,340
12/18	10,768	10,774	11,130
1/19	11,099	10,888	11,494
2/19	11,206	10,882	11,607
3/19	11,372	11,091	11,750
4/19	11,508	11,094	11,891
5/19	11,440	11,291	11,748
6/19	11,703	11,432	12,081
7/19	11,742	11,458	12,124
8/19	11,840	11,755	12,180
9/19	11,850	11,692	12,240
10/19	11,928	11,727	12,360
11/19	11,996	11,721	12,474
12/19	12,105	11,713	12,614
1/20	12,228	11,938	12,684
2/20	12,115	12,153	12,425
3/20	11,399	12,082	11,770
4/20	11,931	12,297	12,338
5/20	12,187	12,354	12,578
6/20	12,341	12,432	12,734
7/20	12,647	12,617	13,035
8/20	12,801	12,515	13,198
9/20	12,688	12,509	13,081
10/20	12,607	12,453	12,982
11/20	13,077	12,575	13,516
12/20	13,285	12,592	13,725
1/21	13,200	12,502	13,684
2/21	13,222	12,321	13,691
3/21	13,253	12,168	13,730
4/21	13,486	12,264	13,960
5/21	13,560	12,304	14,048
6/21	13,656	12,390	14,150
7/21	13,761	12,529	14,268
8/21	13,825	12,505	14,364
9/21	13,624	12,397	14,146
10/21	13,793	12,393	14,344
11/21	13,603	12,430	14,256
12/21	13,823	12,398	14,427
1/22	13,414	12,131	14,040
2/22	13,198	11,996	13,891
3/22	13,107	11,662	13,774
4/22	12,504	11,220	13,212
5/22	12,549	11,292	13,257
6/22	12,003	11,115	12,770
7/22	12,504	11,387	13,218
8/22	12,162	11,065	12,912
9/22	11,480	10,587	12,263
10/22	11,707	10,450	12,470
11/22	12,197	10,834	12,972
12/22	11,974	10,785	12,815
1/23	12,475	11,117	13,292
2/23	12,201	10,829	13,054
3/23	12,428	11,104	13,308
4/23	12,535	11,172	13,412
5/23	12,368	11,050	13,283
6/23	12,630	11,011	13,520
7/23	12,797	11,003	13,688
8/23	12,642	10,933	13,524
9/23	12,296	10,655	13,167
10/23	12,082	10,487	12,933
11/23	12,738	10,962	13,632
12/23	13,228	11,381	14,141
1/24	13,241	11,350	14,157
2/24	13,363	11,190	14,247
3/24	13,594	11,293	14,469
4/24	13,265	11,008	14,142
5/24	13,558	11,194	14,473
6/24	13,643	11,300	14,632
7/24	13,924	11,564	14,918
8/24	14,144	11,731	15,153
9/24	14,327	11,888	15,387
10/24	14,058	11,593	15,072

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	16.36%	3.34%	3.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$790,991
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 26.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.24%
Domestic Equity Funds	25.71%
International Equity Funds	9.64%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV866ARR4-0

R-5

PLSPX

Principal LifeTime Strategic Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.27%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $14,229	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,057	10,071	10,073
12/14	9,990	10,080	10,038
1/15	10,056	10,292	10,104
2/15	10,190	10,195	10,225
3/15	10,173	10,242	10,207
4/15	10,223	10,206	10,241
5/15	10,215	10,181	10,241
6/15	10,090	10,070	10,119
7/15	10,131	10,140	10,200
8/15	9,940	10,125	9,979
9/15	9,840	10,194	9,906
10/15	10,015	10,196	10,134
11/15	9,990	10,169	10,115
12/15	9,883	10,136	10,020
1/16	9,789	10,275	9,929
2/16	9,806	10,348	9,966
3/16	10,052	10,443	10,238
4/16	10,129	10,483	10,291
5/16	10,146	10,486	10,321
6/16	10,239	10,674	10,429
7/16	10,392	10,742	10,575
8/16	10,417	10,730	10,578
9/16	10,434	10,723	10,602
10/16	10,358	10,641	10,496
11/16	10,265	10,390	10,439
12/16	10,328	10,404	10,522
1/17	10,441	10,425	10,606
2/17	10,553	10,495	10,728
3/17	10,579	10,489	10,753
4/17	10,675	10,570	10,842
5/17	10,779	10,651	10,928
6/17	10,779	10,641	10,945
7/17	10,901	10,687	11,053
8/17	10,961	10,782	11,100
9/17	11,013	10,731	11,171
10/17	11,083	10,737	11,255
11/17	11,135	10,723	11,342
12/17	11,206	10,773	11,420
1/18	11,342	10,649	11,557
2/18	11,097	10,548	11,355
3/18	11,088	10,615	11,329
4/18	11,097	10,536	11,330
5/18	11,133	10,611	11,411
6/18	11,106	10,598	11,408
7/18	11,233	10,601	11,519
8/18	11,287	10,669	11,610
9/18	11,278	10,600	11,584
10/18	10,961	10,517	11,246
11/18	10,997	10,579	11,340
12/18	10,825	10,774	11,130
1/19	11,156	10,888	11,494
2/19	11,273	10,882	11,607
3/19	11,428	11,091	11,750
4/19	11,574	11,094	11,891
5/19	11,496	11,291	11,748
6/19	11,769	11,432	12,081
7/19	11,808	11,458	12,124
8/19	11,905	11,755	12,180
9/19	11,915	11,692	12,240
10/19	11,993	11,727	12,360
11/19	12,071	11,721	12,474
12/19	12,176	11,713	12,614
1/20	12,309	11,938	12,684
2/20	12,186	12,153	12,425
3/20	11,469	12,082	11,770
4/20	12,002	12,297	12,338
5/20	12,258	12,354	12,578
6/20	12,422	12,432	12,734
7/20	12,739	12,617	13,035
8/20	12,882	12,515	13,198
9/20	12,780	12,509	13,081
10/20	12,688	12,453	12,982
11/20	13,169	12,575	13,516
12/20	13,381	12,592	13,725
1/21	13,296	12,502	13,684
2/21	13,317	12,321	13,691
3/21	13,360	12,168	13,730
4/21	13,593	12,264	13,960
5/21	13,667	12,304	14,048
6/21	13,763	12,390	14,150
7/21	13,869	12,529	14,268
8/21	13,932	12,505	14,364
9/21	13,731	12,397	14,146
10/21	13,911	12,393	14,344
11/21	13,720	12,430	14,256
12/21	13,948	12,398	14,427
1/22	13,526	12,131	14,040
2/22	13,309	11,996	13,891
3/22	13,218	11,662	13,774
4/22	12,613	11,220	13,212
5/22	12,670	11,292	13,257
6/22	12,100	11,115	12,770
7/22	12,625	11,387	13,218
8/22	12,271	11,065	12,912
9/22	11,587	10,587	12,263
10/22	11,815	10,450	12,470
11/22	12,305	10,834	12,972
12/22	12,079	10,785	12,815
1/23	12,593	11,117	13,292
2/23	12,330	10,829	13,054
3/23	12,545	11,104	13,308
4/23	12,653	11,172	13,412
5/23	12,497	11,050	13,283
6/23	12,761	11,011	13,520
7/23	12,928	11,003	13,688
8/23	12,773	10,933	13,524
9/23	12,426	10,655	13,167
10/23	12,210	10,487	12,933
11/23	12,869	10,962	13,632
12/23	13,371	11,381	14,141
1/24	13,384	11,350	14,157
2/24	13,506	11,190	14,247
3/24	13,751	11,293	14,469
4/24	13,420	11,008	14,142
5/24	13,715	11,194	14,473
6/24	13,800	11,300	14,632
7/24	14,082	11,564	14,918
8/24	14,315	11,731	15,153
9/24	14,499	11,888	15,387
10/24	14,229	11,593	15,072

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	16.54%	3.48%	3.59%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$790,991
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 26.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.24%
Domestic Equity Funds	25.71%
International Equity Funds	9.64%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV866ARR5-0

Class A

PRRAX

Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.19%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $18,077	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	9,452	10,000	10,000	10,000
11/14	9,647	10,242	10,234	10,200
12/14	9,846	10,242	10,362	10,397
1/15	10,470	9,957	11,001	11,100
2/15	10,195	10,534	10,667	10,703
3/15	10,350	10,427	10,775	10,890
4/15	9,737	10,474	10,242	10,248
5/15	9,720	10,619	10,219	10,222
6/15	9,289	10,441	9,798	9,753
7/15	9,855	10,616	10,287	10,303
8/15	9,267	9,975	9,688	9,662
9/15	9,565	9,684	9,895	9,954
10/15	10,073	10,449	10,535	10,532
11/15	10,012	10,507	10,517	10,468
12/15	10,221	10,291	10,655	10,659
1/16	9,812	9,711	10,280	10,303
2/16	9,771	9,707	10,236	10,262
3/16	10,752	10,391	11,277	11,332
4/16	10,452	10,455	11,073	11,059
5/16	10,669	10,642	11,329	11,323
6/16	11,354	10,664	12,113	12,104
7/16	11,775	11,087	12,584	12,612
8/16	11,377	11,116	12,146	12,151
9/16	11,192	11,133	11,967	11,929
10/16	10,575	10,892	11,355	11,249
11/16	10,320	11,380	11,080	11,057
12/16	10,784	11,602	11,574	11,576
1/17	10,722	11,820	11,594	11,574
2/17	11,161	12,260	12,059	11,975
3/17	10,946	12,268	11,869	11,691
4/17	10,961	12,398	11,921	11,710
5/17	10,990	12,525	11,905	11,636
6/17	11,186	12,638	12,139	11,884
7/17	11,296	12,876	12,293	12,035
8/17	11,440	12,901	12,372	12,006
9/17	11,320	13,216	12,274	11,994
10/17	11,377	13,504	12,289	11,874
11/17	11,685	13,914	12,615	12,189
12/17	11,715	14,053	12,578	12,163
1/18	11,390	14,794	12,208	11,655
2/18	10,675	14,249	11,320	10,759
3/18	11,100	13,963	11,740	11,179
4/18	11,179	14,016	11,801	11,340
5/18	11,402	14,412	12,226	11,787
6/18	11,828	14,506	12,738	12,308
7/18	11,882	14,987	12,815	12,396
8/18	12,180	15,514	13,171	12,775
9/18	11,969	15,539	12,849	12,442
10/18	11,603	14,395	12,509	12,075
11/18	12,129	14,683	13,103	12,641
12/18	11,173	13,317	12,070	11,607
1/19	12,452	14,460	13,467	12,974
2/19	12,656	14,968	13,540	13,061
3/19	13,105	15,187	14,143	13,495
4/19	13,176	15,793	14,110	13,460
5/19	13,320	14,771	14,201	13,497
6/19	13,501	15,809	14,396	13,669
7/19	13,692	16,044	14,617	13,840
8/19	14,244	15,717	15,223	14,311
9/19	14,530	15,993	15,508	14,720
10/19	14,862	16,337	15,676	14,929
11/19	14,769	16,958	15,434	14,700
12/19	14,593	17,447	15,529	14,605
1/20	14,888	17,428	15,726	14,775
2/20	13,725	16,002	14,621	13,603
3/20	11,272	13,801	11,889	10,663
4/20	12,160	15,629	12,939	11,541
5/20	12,334	16,465	13,160	11,562
6/20	12,593	16,841	13,464	11,911
7/20	13,315	17,797	13,978	12,399
8/20	13,325	19,087	13,997	12,504
9/20	12,912	18,392	13,624	12,105
10/20	12,550	17,995	13,167	11,792
11/20	13,691	20,184	14,382	13,062
12/20	14,079	21,092	14,734	13,499
1/21	13,993	20,998	14,723	13,520
2/21	14,322	21,654	15,124	14,060
3/21	15,052	22,431	15,960	14,682
4/21	16,210	23,587	17,255	15,864
5/21	16,377	23,695	17,398	16,012
6/21	16,861	24,279	17,879	16,443
7/21	17,777	24,689	18,660	17,243
8/21	18,075	25,393	19,049	17,572
9/21	17,096	24,254	17,921	16,604
10/21	18,306	25,894	19,189	17,889
11/21	18,034	25,500	18,994	17,760
12/21	19,593	26,504	20,819	19,313
1/22	18,210	24,945	19,167	17,974
2/22	17,485	24,317	18,421	17,399
3/22	18,562	25,105	19,723	18,528
4/22	17,835	22,852	19,002	17,701
5/22	16,810	22,822	18,113	16,613
6/22	15,633	20,912	16,827	15,388
7/22	17,034	22,874	18,265	16,773
8/22	16,074	22,021	17,190	15,769
9/22	14,283	19,979	15,004	13,855
10/22	14,620	21,617	15,512	14,530
11/22	15,379	22,745	16,441	15,369
12/22	14,608	21,414	15,625	14,579
1/23	16,149	22,888	17,198	16,123
2/23	15,442	22,353	16,179	15,356
3/23	15,070	22,951	15,897	14,977
4/23	15,262	23,196	15,945	15,099
5/23	14,645	23,286	15,270	14,636
6/23	15,342	24,876	16,089	15,375
7/23	15,710	25,768	16,411	15,815
8/23	15,219	25,270	15,865	15,335
9/23	14,312	24,067	14,748	14,295
10/23	13,816	23,429	14,288	13,670
11/23	15,198	25,613	15,983	15,092
12/23	16,495	26,972	17,399	16,582
1/24	15,717	27,271	16,553	15,895
2/24	15,960	28,747	16,872	16,213
3/24	16,183	29,674	17,172	16,530
4/24	14,966	28,369	15,813	15,362
5/24	15,891	29,709	16,650	16,079
6/24	16,209	30,629	17,018	16,543
7/24	17,295	31,198	18,239	17,579
8/24	18,230	31,877	19,265	18,711
9/24	18,675	32,537	19,875	19,209
10/24	18,077	32,298	19,158	18,655

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	30.84%	3.99%	6.70%
Class A Shares Including Sales Charge	23.65%	2.82%	6.10%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,616,460
  Total Number of Portfolio Holdings40
  Portfolio Turnover Rate 31.2%
  Total Advisory Fees Paid (amount in thousands)$47,905

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.29%
Money Market Funds	2.15%
Consumer, Cyclical	0.52%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV888ARA-0

Class C

PRCEX

Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.05%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $17,962	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,200	10,242	10,234	10,200
12/14	10,401	10,242	10,362	10,397
1/15	11,055	9,957	11,001	11,100
2/15	10,756	10,534	10,667	10,703
3/15	10,913	10,427	10,775	10,890
4/15	10,258	10,474	10,242	10,248
5/15	10,231	10,619	10,219	10,222
6/15	9,777	10,441	9,798	9,753
7/15	10,363	10,616	10,287	10,303
8/15	9,736	9,975	9,688	9,662
9/15	10,045	9,684	9,895	9,954
10/15	10,571	10,449	10,535	10,532
11/15	10,502	10,507	10,517	10,468
12/15	10,718	10,291	10,655	10,659
1/16	10,278	9,711	10,280	10,303
2/16	10,229	9,707	10,236	10,262
3/16	11,251	10,391	11,277	11,332
4/16	10,928	10,455	11,073	11,059
5/16	11,143	10,642	11,329	11,323
6/16	11,854	10,664	12,113	12,104
7/16	12,286	11,087	12,584	12,612
8/16	11,864	11,116	12,146	12,151
9/16	11,660	11,133	11,967	11,929
10/16	11,012	10,892	11,355	11,249
11/16	10,737	11,380	11,080	11,057
12/16	11,215	11,602	11,574	11,576
1/17	11,140	11,820	11,594	11,574
2/17	11,589	12,260	12,059	11,975
3/17	11,358	12,268	11,869	11,691
4/17	11,368	12,398	11,921	11,710
5/17	11,388	12,525	11,905	11,636
6/17	11,584	12,638	12,139	11,884
7/17	11,695	12,876	12,293	12,035
8/17	11,832	12,901	12,372	12,006
9/17	11,704	13,216	12,274	11,994
10/17	11,755	13,504	12,289	11,874
11/17	12,063	13,914	12,615	12,189
12/17	12,089	14,053	12,578	12,163
1/18	11,742	14,794	12,208	11,655
2/18	11,001	14,249	11,320	10,759
3/18	11,429	13,963	11,740	11,179
4/18	11,501	14,016	11,801	11,340
5/18	11,725	14,412	12,226	11,787
6/18	12,156	14,506	12,738	12,308
7/18	12,203	14,987	12,815	12,396
8/18	12,499	15,514	13,171	12,775
9/18	12,275	15,539	12,849	12,442
10/18	11,894	14,395	12,509	12,075
11/18	12,427	14,683	13,103	12,641
12/18	11,436	13,317	12,070	11,607
1/19	12,737	14,460	13,467	12,974
2/19	12,940	14,968	13,540	13,061
3/19	13,389	15,187	14,143	13,495
4/19	13,459	15,793	14,110	13,460
5/19	13,592	14,771	14,201	13,497
6/19	13,770	15,809	14,396	13,669
7/19	13,952	16,044	14,617	13,840
8/19	14,504	15,717	15,223	14,311
9/19	14,789	15,993	15,508	14,720
10/19	15,117	16,337	15,676	14,929
11/19	15,010	16,958	15,434	14,700
12/19	14,826	17,447	15,529	14,605
1/20	15,109	17,428	15,726	14,775
2/20	13,922	16,002	14,621	13,603
3/20	11,426	13,801	11,889	10,663
4/20	12,321	15,629	12,939	11,541
5/20	12,490	16,465	13,160	11,562
6/20	12,739	16,841	13,464	11,911
7/20	13,461	17,797	13,978	12,399
8/20	13,466	19,087	13,997	12,504
9/20	13,035	18,392	13,624	12,105
10/20	12,668	17,995	13,167	11,792
11/20	13,809	20,184	14,382	13,062
12/20	14,185	21,092	14,734	13,499
1/21	14,096	20,998	14,723	13,520
2/21	14,418	21,654	15,124	14,060
3/21	15,143	22,431	15,960	14,682
4/21	16,297	23,587	17,255	15,864
5/21	16,458	23,695	17,398	16,012
6/21	16,931	24,279	17,879	16,443
7/21	17,840	24,689	18,660	17,243
8/21	18,129	25,393	19,049	17,572
9/21	17,132	24,254	17,921	16,604
10/21	18,334	25,894	19,189	17,889
11/21	18,050	25,500	18,994	17,760
12/21	19,599	26,504	20,819	19,313
1/22	18,200	24,945	19,167	17,974
2/22	17,466	24,317	18,421	17,399
3/22	18,528	25,105	19,723	18,528
4/22	17,793	22,852	19,002	17,701
5/22	16,761	22,822	18,113	16,613
6/22	15,578	20,912	16,827	15,388
7/22	16,961	22,874	18,265	16,773
8/22	15,991	22,021	17,190	15,769
9/22	14,203	19,979	15,004	13,855
10/22	14,527	21,617	15,512	14,530
11/22	15,281	22,745	16,441	15,369
12/22	14,515	21,414	15,625	14,579
1/23	16,046	22,888	17,198	16,123
2/23	15,344	22,353	16,179	15,356
3/23	14,974	22,951	15,897	14,977
4/23	15,165	23,196	15,945	15,099
5/23	14,552	23,286	15,270	14,636
6/23	15,244	24,876	16,089	15,375
7/23	15,610	25,768	16,411	15,815
8/23	15,122	25,270	15,865	15,335
9/23	14,221	24,067	14,748	14,295
10/23	13,728	23,429	14,288	13,670
11/23	15,101	25,613	15,983	15,092
12/23	16,390	26,972	17,399	16,582
1/24	15,617	27,271	16,553	15,895
2/24	15,859	28,747	16,872	16,213
3/24	16,080	29,674	17,172	16,530
4/24	14,871	28,369	15,813	15,362
5/24	15,790	29,709	16,650	16,079
6/24	16,106	30,629	17,018	16,543
7/24	17,184	31,198	18,239	17,579
8/24	18,114	31,877	19,265	18,711
9/24	18,556	32,537	19,875	19,209
10/24	17,962	32,298	19,158	18,655

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	29.76%	3.15%	6.03%
Class C Shares Including Sales Charge	28.76%	3.15%	6.03%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,616,460
  Total Number of Portfolio Holdings40
  Portfolio Turnover Rate 31.2%
  Total Advisory Fees Paid (amount in thousands)$47,905

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.29%
Money Market Funds	2.15%
Consumer, Cyclical	0.52%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV888ARC-0

Class J

PREJX

Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$122	1.06%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $19,363	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,207	10,242	10,234	10,200
12/14	10,414	10,242	10,362	10,397
1/15	11,077	9,957	11,001	11,100
2/15	10,783	10,534	10,667	10,703
3/15	10,950	10,427	10,775	10,890
4/15	10,300	10,474	10,242	10,248
5/15	10,281	10,619	10,219	10,222
6/15	9,828	10,441	9,798	9,753
7/15	10,428	10,616	10,287	10,303
8/15	9,804	9,975	9,688	9,662
9/15	10,124	9,684	9,895	9,954
10/15	10,666	10,449	10,535	10,532
11/15	10,604	10,507	10,517	10,468
12/15	10,829	10,291	10,655	10,659
1/16	10,395	9,711	10,280	10,303
2/16	10,355	9,707	10,236	10,262
3/16	11,397	10,391	11,277	11,332
4/16	11,081	10,455	11,073	11,059
5/16	11,306	10,642	11,329	11,323
6/16	12,035	10,664	12,113	12,104
7/16	12,484	11,087	12,584	12,612
8/16	12,065	11,116	12,146	12,151
9/16	11,866	11,133	11,967	11,929
10/16	11,214	10,892	11,355	11,249
11/16	10,941	11,380	11,080	11,057
12/16	11,435	11,602	11,574	11,576
1/17	11,373	11,820	11,594	11,574
2/17	11,841	12,260	12,059	11,975
3/17	11,613	12,268	11,869	11,691
4/17	11,633	12,398	11,921	11,710
5/17	11,665	12,525	11,905	11,636
6/17	11,875	12,638	12,139	11,884
7/17	11,995	12,876	12,293	12,035
8/17	12,147	12,901	12,372	12,006
9/17	12,022	13,216	12,274	11,994
10/17	12,085	13,504	12,289	11,874
11/17	12,411	13,914	12,615	12,189
12/17	12,450	14,053	12,578	12,163
1/18	12,099	14,794	12,208	11,655
2/18	11,344	14,249	11,320	10,759
3/18	11,797	13,963	11,740	11,179
4/18	11,884	14,016	11,801	11,340
5/18	12,123	14,412	12,226	11,787
6/18	12,577	14,506	12,738	12,308
7/18	12,637	14,987	12,815	12,396
8/18	12,952	15,514	13,171	12,775
9/18	12,724	15,539	12,849	12,442
10/18	12,340	14,395	12,509	12,075
11/18	12,905	14,683	13,103	12,641
12/18	11,883	13,317	12,070	11,607
1/19	13,246	14,460	13,467	12,974
2/19	13,471	14,968	13,540	13,061
3/19	13,944	15,187	14,143	13,495
4/19	14,023	15,793	14,110	13,460
5/19	14,180	14,771	14,201	13,497
6/19	14,373	15,809	14,396	13,669
7/19	14,576	16,044	14,617	13,840
8/19	15,165	15,717	15,223	14,311
9/19	15,472	15,993	15,508	14,720
10/19	15,825	16,337	15,676	14,929
11/19	15,723	16,958	15,434	14,700
12/19	15,546	17,447	15,529	14,605
1/20	15,858	17,428	15,726	14,775
2/20	14,622	16,002	14,621	13,603
3/20	12,006	13,801	11,889	10,663
4/20	12,959	15,629	12,939	11,541
5/20	13,145	16,465	13,160	11,562
6/20	13,417	16,841	13,464	11,911
7/20	14,193	17,797	13,978	12,399
8/20	14,205	19,087	13,997	12,504
9/20	13,768	18,392	13,624	12,105
10/20	13,380	17,995	13,167	11,792
11/20	14,601	20,184	14,382	13,062
12/20	15,014	21,092	14,734	13,499
1/21	14,931	20,998	14,723	13,520
2/21	15,282	21,654	15,124	14,060
3/21	16,056	22,431	15,960	14,682
4/21	17,296	23,587	17,255	15,864
5/21	17,481	23,695	17,398	16,012
6/21	17,995	24,279	17,879	16,443
7/21	18,975	24,689	18,660	17,243
8/21	19,298	25,393	19,049	17,572
9/21	18,255	24,254	17,921	16,604
10/21	19,548	25,894	19,189	17,889
11/21	19,259	25,500	18,994	17,760
12/21	20,927	26,504	20,819	19,313
1/22	19,449	24,945	19,167	17,974
2/22	18,673	24,317	18,421	17,399
3/22	19,825	25,105	19,723	18,528
4/22	19,053	22,852	19,002	17,701
5/22	17,963	22,822	18,113	16,613
6/22	16,708	20,912	16,827	15,388
7/22	18,207	22,874	18,265	16,773
8/22	17,182	22,021	17,190	15,769
9/22	15,270	19,979	15,004	13,855
10/22	15,630	21,617	15,512	14,530
11/22	16,439	22,745	16,441	15,369
12/22	15,623	21,414	15,625	14,579
1/23	17,266	22,888	17,198	16,123
2/23	16,509	22,353	16,179	15,356
3/23	16,119	22,951	15,897	14,977
4/23	16,325	23,196	15,945	15,099
5/23	15,661	23,286	15,270	14,636
6/23	16,412	24,876	16,089	15,375
7/23	16,808	25,768	16,411	15,815
8/23	16,283	25,270	15,865	15,335
9/23	15,318	24,067	14,748	14,295
10/23	14,781	23,429	14,288	13,670
11/23	16,269	25,613	15,983	15,092
12/23	17,652	26,972	17,399	16,582
1/24	16,828	27,271	16,553	15,895
2/24	17,085	28,747	16,872	16,213
3/24	17,326	29,674	17,172	16,530
4/24	16,020	28,369	15,813	15,362
5/24	17,014	29,709	16,650	16,079
6/24	17,361	30,629	17,018	16,543
7/24	18,521	31,198	18,239	17,579
8/24	19,527	31,877	19,265	18,711
9/24	20,008	32,537	19,875	19,209
10/24	19,363	32,298	19,158	18,655

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	31.00%	4.12%	6.83%
Class J Shares Including Sales Charge	30.00%	4.12%	6.83%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,616,460
  Total Number of Portfolio Holdings40
  Portfolio Turnover Rate 31.2%
  Total Advisory Fees Paid (amount in thousands)$47,905

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.29%
Money Market Funds	2.15%
Consumer, Cyclical	0.52%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV888ARJ-0

Institutional

PIREX

Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$99	0.86%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $19,824	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,211	10,242	10,234	10,200
12/14	10,425	10,242	10,362	10,397
1/15	11,090	9,957	11,001	11,100
2/15	10,798	10,534	10,667	10,703
3/15	10,966	10,427	10,775	10,890
4/15	10,318	10,474	10,242	10,248
5/15	10,304	10,619	10,219	10,222
6/15	9,852	10,441	9,798	9,753
7/15	10,453	10,616	10,287	10,303
8/15	9,834	9,975	9,688	9,662
9/15	10,153	9,684	9,895	9,954
10/15	10,701	10,449	10,535	10,532
11/15	10,641	10,507	10,517	10,468
12/15	10,865	10,291	10,655	10,659
1/16	10,436	9,711	10,280	10,303
2/16	10,392	9,707	10,236	10,262
3/16	11,441	10,391	11,277	11,332
4/16	11,127	10,455	11,073	11,059
5/16	11,357	10,642	11,329	11,323
6/16	12,091	10,664	12,113	12,104
7/16	12,544	11,087	12,584	12,612
8/16	12,125	11,116	12,146	12,151
9/16	11,928	11,133	11,967	11,929
10/16	11,281	10,892	11,355	11,249
11/16	11,009	11,380	11,080	11,057
12/16	11,510	11,602	11,574	11,576
1/17	11,444	11,820	11,594	11,574
2/17	11,917	12,260	12,059	11,975
3/17	11,690	12,268	11,869	11,691
4/17	11,710	12,398	11,921	11,710
5/17	11,746	12,525	11,905	11,636
6/17	11,958	12,638	12,139	11,884
7/17	12,086	12,876	12,293	12,035
8/17	12,240	12,901	12,372	12,006
9/17	12,118	13,216	12,274	11,994
10/17	12,179	13,504	12,289	11,874
11/17	12,514	13,914	12,615	12,189
12/17	12,549	14,053	12,578	12,163
1/18	12,206	14,794	12,208	11,655
2/18	11,445	14,249	11,320	10,759
3/18	11,907	13,963	11,740	11,179
4/18	11,992	14,016	11,801	11,340
5/18	12,236	14,412	12,226	11,787
6/18	12,697	14,506	12,738	12,308
7/18	12,755	14,987	12,815	12,396
8/18	13,080	15,514	13,171	12,775
9/18	12,851	15,539	12,849	12,442
10/18	12,465	14,395	12,509	12,075
11/18	13,034	14,683	13,103	12,641
12/18	12,008	13,317	12,070	11,607
1/19	13,388	14,460	13,467	12,974
2/19	13,613	14,968	13,540	13,061
3/19	14,100	15,187	14,143	13,495
4/19	14,183	15,793	14,110	13,460
5/19	14,343	14,771	14,201	13,497
6/19	14,539	15,809	14,396	13,669
7/19	14,750	16,044	14,617	13,840
8/19	15,344	15,717	15,223	14,311
9/19	15,665	15,993	15,508	14,720
10/19	16,022	16,337	15,676	14,929
11/19	15,927	16,958	15,434	14,700
12/19	15,746	17,447	15,529	14,605
1/20	16,064	17,428	15,726	14,775
2/20	14,811	16,002	14,621	13,603
3/20	12,168	13,801	11,889	10,663
4/20	13,133	15,629	12,939	11,541
5/20	13,327	16,465	13,160	11,562
6/20	13,606	16,841	13,464	11,911
7/20	14,391	17,797	13,978	12,399
8/20	14,408	19,087	13,997	12,504
9/20	13,962	18,392	13,624	12,105
10/20	13,576	17,995	13,167	11,792
11/20	14,815	20,184	14,382	13,062
12/20	15,238	21,092	14,734	13,499
1/21	15,150	20,998	14,723	13,520
2/21	15,512	21,654	15,124	14,060
3/21	16,302	22,431	15,960	14,682
4/21	17,561	23,587	17,255	15,864
5/21	17,754	23,695	17,398	16,012
6/21	18,280	24,279	17,879	16,443
7/21	19,279	24,689	18,660	17,243
8/21	19,607	25,393	19,049	17,572
9/21	18,549	24,254	17,921	16,604
10/21	19,867	25,894	19,189	17,889
11/21	19,578	25,500	18,994	17,760
12/21	21,278	26,504	20,819	19,313
1/22	19,778	24,945	19,167	17,974
2/22	18,997	24,317	18,421	17,399
3/22	20,174	25,105	19,723	18,528
4/22	19,385	22,852	19,002	17,701
5/22	18,277	22,822	18,113	16,613
6/22	17,005	20,912	16,827	15,388
7/22	18,533	22,874	18,265	16,773
8/22	17,496	22,021	17,190	15,769
9/22	15,552	19,979	15,004	13,855
10/22	15,924	21,617	15,512	14,530
11/22	16,750	22,745	16,441	15,369
12/22	15,917	21,414	15,625	14,579
1/23	17,601	22,888	17,198	16,123
2/23	16,831	22,353	16,179	15,356
3/23	16,437	22,951	15,897	14,977
4/23	16,653	23,196	15,945	15,099
5/23	15,981	23,286	15,270	14,636
6/23	16,750	24,876	16,089	15,375
7/23	17,159	25,768	16,411	15,815
8/23	16,622	25,270	15,865	15,335
9/23	15,640	24,067	14,748	14,295
10/23	15,098	23,429	14,288	13,670
11/23	16,621	25,613	15,983	15,092
12/23	18,038	26,972	17,399	16,582
1/24	17,194	27,271	16,553	15,895
2/24	17,460	28,747	16,872	16,213
3/24	17,713	29,674	17,172	16,530
4/24	16,381	28,369	15,813	15,362
5/24	17,399	29,709	16,650	16,079
6/24	17,757	30,629	17,018	16,543
7/24	18,952	31,198	18,239	17,579
8/24	19,983	31,877	19,265	18,711
9/24	20,472	32,537	19,875	19,209
10/24	19,824	32,298	19,158	18,655

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	31.30%	4.35%	7.08%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,616,460
  Total Number of Portfolio Holdings40
  Portfolio Turnover Rate 31.2%
  Total Advisory Fees Paid (amount in thousands)$47,905

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.29%
Money Market Funds	2.15%
Consumer, Cyclical	0.52%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV888ARI-0

R-1

PRAEX

Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$193	1.68%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $18,292	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,204	10,242	10,234	10,200
12/14	10,408	10,242	10,362	10,397
1/15	11,065	9,957	11,001	11,100
2/15	10,766	10,534	10,667	10,703
3/15	10,931	10,427	10,775	10,890
4/15	10,277	10,474	10,242	10,248
5/15	10,254	10,619	10,219	10,222
6/15	9,799	10,441	9,798	9,753
7/15	10,389	10,616	10,287	10,303
8/15	9,766	9,975	9,688	9,662
9/15	10,080	9,684	9,895	9,954
10/15	10,611	10,449	10,535	10,532
11/15	10,547	10,507	10,517	10,468
12/15	10,762	10,291	10,655	10,659
1/16	10,327	9,711	10,280	10,303
2/16	10,283	9,707	10,236	10,262
3/16	11,310	10,391	11,277	11,332
4/16	10,992	10,455	11,073	11,059
5/16	11,212	10,642	11,329	11,323
6/16	11,930	10,664	12,113	12,104
7/16	12,368	11,087	12,584	12,612
8/16	11,945	11,116	12,146	12,151
9/16	11,740	11,133	11,967	11,929
10/16	11,095	10,892	11,355	11,249
11/16	10,820	11,380	11,080	11,057
12/16	11,303	11,602	11,574	11,576
1/17	11,237	11,820	11,594	11,574
2/17	11,693	12,260	12,059	11,975
3/17	11,459	12,268	11,869	11,691
4/17	11,474	12,398	11,921	11,710
5/17	11,499	12,525	11,905	11,636
6/17	11,700	12,638	12,139	11,884
7/17	11,816	12,876	12,293	12,035
8/17	11,959	12,901	12,372	12,006
9/17	11,831	13,216	12,274	11,994
10/17	11,887	13,504	12,289	11,874
11/17	12,202	13,914	12,615	12,189
12/17	12,228	14,053	12,578	12,163
1/18	11,884	14,794	12,208	11,655
2/18	11,139	14,249	11,320	10,759
3/18	11,579	13,963	11,740	11,179
4/18	11,652	14,016	11,801	11,340
5/18	11,882	14,412	12,226	11,787
6/18	12,321	14,506	12,738	12,308
7/18	12,373	14,987	12,815	12,396
8/18	12,677	15,514	13,171	12,775
9/18	12,448	15,539	12,849	12,442
10/18	12,069	14,395	12,509	12,075
11/18	12,612	14,683	13,103	12,641
12/18	11,611	13,317	12,070	11,607
1/19	12,936	14,460	13,467	12,974
2/19	13,146	14,968	13,540	13,061
3/19	13,604	15,187	14,143	13,495
4/19	13,680	15,793	14,110	13,460
5/19	13,820	14,771	14,201	13,497
6/19	14,002	15,809	14,396	13,669
7/19	14,192	16,044	14,617	13,840
8/19	14,760	15,717	15,223	14,311
9/19	15,056	15,993	15,508	14,720
10/19	15,393	16,337	15,676	14,929
11/19	15,290	16,958	15,434	14,700
12/19	15,102	17,447	15,529	14,605
1/20	15,400	17,428	15,726	14,775
2/20	14,193	16,002	14,621	13,603
3/20	11,653	13,801	11,889	10,663
4/20	12,565	15,629	12,939	11,541
5/20	12,742	16,465	13,160	11,562
6/20	13,002	16,841	13,464	11,911
7/20	13,745	17,797	13,978	12,399
8/20	13,756	19,087	13,997	12,504
9/20	13,319	18,392	13,624	12,105
10/20	12,940	17,995	13,167	11,792
11/20	14,115	20,184	14,382	13,062
12/20	14,503	21,092	14,734	13,499
1/21	14,413	20,998	14,723	13,520
2/21	14,751	21,654	15,124	14,060
3/21	15,493	22,431	15,960	14,682
4/21	16,677	23,587	17,255	15,864
5/21	16,846	23,695	17,398	16,012
6/21	17,331	24,279	17,879	16,443
7/21	18,267	24,689	18,660	17,243
8/21	18,567	25,393	19,049	17,572
9/21	17,553	24,254	17,921	16,604
10/21	18,788	25,894	19,189	17,889
11/21	18,505	25,500	18,994	17,760
12/21	20,095	26,504	20,819	19,313
1/22	18,665	24,945	19,167	17,974
2/22	17,917	24,317	18,421	17,399
3/22	19,010	25,105	19,723	18,528
4/22	18,262	22,852	19,002	17,701
5/22	17,210	22,822	18,113	16,613
6/22	15,995	20,912	16,827	15,388
7/22	17,423	22,874	18,265	16,773
8/22	16,434	22,021	17,190	15,769
9/22	14,601	19,979	15,004	13,855
10/22	14,938	21,617	15,512	14,530
11/22	15,706	22,745	16,441	15,369
12/22	14,914	21,414	15,625	14,579
1/23	16,477	22,888	17,198	16,123
2/23	15,746	22,353	16,179	15,356
3/23	15,367	22,951	15,897	14,977
4/23	15,559	23,196	15,945	15,099
5/23	14,922	23,286	15,270	14,636
6/23	15,625	24,876	16,089	15,375
7/23	15,993	25,768	16,411	15,815
8/23	15,486	25,270	15,865	15,335
9/23	14,562	24,067	14,748	14,295
10/23	14,050	23,429	14,288	13,670
11/23	15,451	25,613	15,983	15,092
12/23	16,761	26,972	17,399	16,582
1/24	15,966	27,271	16,553	15,895
2/24	16,199	28,747	16,872	16,213
3/24	16,429	29,674	17,172	16,530
4/24	15,182	28,369	15,813	15,362
5/24	16,109	29,709	16,650	16,079
6/24	16,431	30,629	17,018	16,543
7/24	17,522	31,198	18,239	17,579
8/24	18,465	31,877	19,265	18,711
9/24	18,906	32,537	19,875	19,209
10/24	18,292	32,298	19,158	18,655

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	30.19%	3.51%	6.22%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,616,460
  Total Number of Portfolio Holdings40
  Portfolio Turnover Rate 31.2%
  Total Advisory Fees Paid (amount in thousands)$47,905

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.29%
Money Market Funds	2.15%
Consumer, Cyclical	0.52%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV888ARR1-0

R-3

PRERX

Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$158	1.37%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $18,864	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,202	10,242	10,234	10,200
12/14	10,410	10,242	10,362	10,397
1/15	11,069	9,957	11,001	11,100
2/15	10,777	10,534	10,667	10,703
3/15	10,938	10,427	10,775	10,890
4/15	10,291	10,474	10,242	10,248
5/15	10,268	10,619	10,219	10,222
6/15	9,817	10,441	9,798	9,753
7/15	10,414	10,616	10,287	10,303
8/15	9,789	9,975	9,688	9,662
9/15	10,106	9,684	9,895	9,954
10/15	10,645	10,449	10,535	10,532
11/15	10,579	10,507	10,517	10,468
12/15	10,801	10,291	10,655	10,659
1/16	10,364	9,711	10,280	10,303
2/16	10,320	9,707	10,236	10,262
3/16	11,357	10,391	11,277	11,332
4/16	11,038	10,455	11,073	11,059
5/16	11,267	10,642	11,329	11,323
6/16	11,988	10,664	12,113	12,104
7/16	12,433	11,087	12,584	12,612
8/16	12,013	11,116	12,146	12,151
9/16	11,812	11,133	11,967	11,929
10/16	11,161	10,892	11,355	11,249
11/16	10,890	11,380	11,080	11,057
12/16	11,378	11,602	11,574	11,576
1/17	11,311	11,820	11,594	11,574
2/17	11,776	12,260	12,059	11,975
3/17	11,546	12,268	11,869	11,691
4/17	11,562	12,398	11,921	11,710
5/17	11,593	12,525	11,905	11,636
6/17	11,796	12,638	12,139	11,884
7/17	11,916	12,876	12,293	12,035
8/17	12,061	12,901	12,372	12,006
9/17	11,934	13,216	12,274	11,994
10/17	11,992	13,504	12,289	11,874
11/17	12,314	13,914	12,615	12,189
12/17	12,348	14,053	12,578	12,163
1/18	12,001	14,794	12,208	11,655
2/18	11,250	14,249	11,320	10,759
3/18	11,697	13,963	11,740	11,179
4/18	11,777	14,016	11,801	11,340
5/18	12,012	14,412	12,226	11,787
6/18	12,461	14,506	12,738	12,308
7/18	12,515	14,987	12,815	12,396
8/18	12,826	15,514	13,171	12,775
9/18	12,598	15,539	12,849	12,442
10/18	12,214	14,395	12,509	12,075
11/18	12,771	14,683	13,103	12,641
12/18	11,762	13,317	12,070	11,607
1/19	13,105	14,460	13,467	12,974
2/19	13,320	14,968	13,540	13,061
3/19	13,790	15,187	14,143	13,495
4/19	13,867	15,793	14,110	13,460
5/19	14,017	14,771	14,201	13,497
6/19	14,204	15,809	14,396	13,669
7/19	14,404	16,044	14,617	13,840
8/19	14,983	15,717	15,223	14,311
9/19	15,288	15,993	15,508	14,720
10/19	15,630	16,337	15,676	14,929
11/19	15,529	16,958	15,434	14,700
12/19	15,344	17,447	15,529	14,605
1/20	15,651	17,428	15,726	14,775
2/20	14,425	16,002	14,621	13,603
3/20	11,844	13,801	11,889	10,663
4/20	12,780	15,629	12,939	11,541
5/20	12,963	16,465	13,160	11,562
6/20	13,233	16,841	13,464	11,911
7/20	13,989	17,797	13,978	12,399
8/20	14,000	19,087	13,997	12,504
9/20	13,561	18,392	13,624	12,105
10/20	13,181	17,995	13,167	11,792
11/20	14,378	20,184	14,382	13,062
12/20	14,780	21,092	14,734	13,499
1/21	14,693	20,998	14,723	13,520
2/21	15,036	21,654	15,124	14,060
3/21	15,800	22,431	15,960	14,682
4/21	17,014	23,587	17,255	15,864
5/21	17,189	23,695	17,398	16,012
6/21	17,692	24,279	17,879	16,443
7/21	18,651	24,689	18,660	17,243
8/21	18,961	25,393	19,049	17,572
9/21	17,932	24,254	17,921	16,604
10/21	19,196	25,894	19,189	17,889
11/21	18,908	25,500	18,994	17,760
12/21	20,539	26,504	20,819	19,313
1/22	19,084	24,945	19,167	17,974
2/22	18,326	24,317	18,421	17,399
3/22	19,450	25,105	19,723	18,528
4/22	18,685	22,852	19,002	17,701
5/22	17,609	22,822	18,113	16,613
6/22	16,375	20,912	16,827	15,388
7/22	17,842	22,874	18,265	16,773
8/22	16,832	22,021	17,190	15,769
9/22	14,956	19,979	15,004	13,855
10/22	15,307	21,617	15,512	14,530
11/22	16,100	22,745	16,441	15,369
12/22	15,290	21,414	15,625	14,579
1/23	16,901	22,888	17,198	16,123
2/23	16,158	22,353	16,179	15,356
3/23	15,768	22,951	15,897	14,977
4/23	15,968	23,196	15,945	15,099
5/23	15,316	23,286	15,270	14,636
6/23	16,050	24,876	16,089	15,375
7/23	16,434	25,768	16,411	15,815
8/23	15,917	25,270	15,865	15,335
9/23	14,965	24,067	14,748	14,295
10/23	14,443	23,429	14,288	13,670
11/23	15,888	25,613	15,983	15,092
12/23	17,238	26,972	17,399	16,582
1/24	16,426	27,271	16,553	15,895
2/24	16,675	28,747	16,872	16,213
3/24	16,910	29,674	17,172	16,530
4/24	15,631	28,369	15,813	15,362
5/24	16,595	29,709	16,650	16,079
6/24	16,925	30,629	17,018	16,543
7/24	18,056	31,198	18,239	17,579
8/24	19,031	31,877	19,265	18,711
9/24	19,495	32,537	19,875	19,209
10/24	18,864	32,298	19,158	18,655

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	30.61%	3.83%	6.55%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,616,460
  Total Number of Portfolio Holdings40
  Portfolio Turnover Rate 31.2%
  Total Advisory Fees Paid (amount in thousands)$47,905

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.29%
Money Market Funds	2.15%
Consumer, Cyclical	0.52%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV888ARR3-0

R-4

PRETX

Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$136	1.18%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $19,227	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,209	10,242	10,234	10,200
12/14	10,418	10,242	10,362	10,397
1/15	11,080	9,957	11,001	11,100
2/15	10,784	10,534	10,667	10,703
3/15	10,952	10,427	10,775	10,890
4/15	10,298	10,474	10,242	10,248
5/15	10,284	10,619	10,219	10,222
6/15	9,829	10,441	9,798	9,753
7/15	10,428	10,616	10,287	10,303
8/15	9,805	9,975	9,688	9,662
9/15	10,122	9,684	9,895	9,954
10/15	10,662	10,449	10,535	10,532
11/15	10,605	10,507	10,517	10,468
12/15	10,825	10,291	10,655	10,659
1/16	10,393	9,711	10,280	10,303
2/16	10,347	9,707	10,236	10,262
3/16	11,390	10,391	11,277	11,332
4/16	11,072	10,455	11,073	11,059
5/16	11,299	10,642	11,329	11,323
6/16	12,025	10,664	12,113	12,104
7/16	12,476	11,087	12,584	12,612
8/16	12,055	11,116	12,146	12,151
9/16	11,853	11,133	11,967	11,929
10/16	11,208	10,892	11,355	11,249
11/16	10,933	11,380	11,080	11,057
12/16	11,429	11,602	11,574	11,576
1/17	11,361	11,820	11,594	11,574
2/17	11,827	12,260	12,059	11,975
3/17	11,599	12,268	11,869	11,691
4/17	11,615	12,398	11,921	11,710
5/17	11,646	12,525	11,905	11,636
6/17	11,854	12,638	12,139	11,884
7/17	11,975	12,876	12,293	12,035
8/17	12,128	12,901	12,372	12,006
9/17	12,005	13,216	12,274	11,994
10/17	12,063	13,504	12,289	11,874
11/17	12,390	13,914	12,615	12,189
12/17	12,427	14,053	12,578	12,163
1/18	12,080	14,794	12,208	11,655
2/18	11,321	14,249	11,320	10,759
3/18	11,776	13,963	11,740	11,179
4/18	11,857	14,016	11,801	11,340
5/18	12,097	14,412	12,226	11,787
6/18	12,550	14,506	12,738	12,308
7/18	12,604	14,987	12,815	12,396
8/18	12,921	15,514	13,171	12,775
9/18	12,694	15,539	12,849	12,442
10/18	12,309	14,395	12,509	12,075
11/18	12,870	14,683	13,103	12,641
12/18	11,854	13,317	12,070	11,607
1/19	13,212	14,460	13,467	12,974
2/19	13,432	14,968	13,540	13,061
3/19	13,905	15,187	14,143	13,495
4/19	13,990	15,793	14,110	13,460
5/19	14,142	14,771	14,201	13,497
6/19	14,328	15,809	14,396	13,669
7/19	14,533	16,044	14,617	13,840
8/19	15,118	15,717	15,223	14,311
9/19	15,431	15,993	15,508	14,720
10/19	15,780	16,337	15,676	14,929
11/19	15,677	16,958	15,434	14,700
12/19	15,497	17,447	15,529	14,605
1/20	15,810	17,428	15,726	14,775
2/20	14,574	16,002	14,621	13,603
3/20	11,969	13,801	11,889	10,663
4/20	12,914	15,629	12,939	11,541
5/20	13,101	16,465	13,160	11,562
6/20	13,378	16,841	13,464	11,911
7/20	14,145	17,797	13,978	12,399
8/20	14,157	19,087	13,997	12,504
9/20	13,721	18,392	13,624	12,105
10/20	13,332	17,995	13,167	11,792
11/20	14,545	20,184	14,382	13,062
12/20	14,953	21,092	14,734	13,499
1/21	14,870	20,998	14,723	13,520
2/21	15,222	21,654	15,124	14,060
3/21	15,996	22,431	15,960	14,682
4/21	17,221	23,587	17,255	15,864
5/21	17,407	23,695	17,398	16,012
6/21	17,919	24,279	17,879	16,443
7/21	18,890	24,689	18,660	17,243
8/21	19,214	25,393	19,049	17,572
9/21	18,169	24,254	17,921	16,604
10/21	19,453	25,894	19,189	17,889
11/21	19,170	25,500	18,994	17,760
12/21	20,823	26,504	20,819	19,313
1/22	19,354	24,945	19,167	17,974
2/22	18,582	24,317	18,421	17,399
3/22	19,726	25,105	19,723	18,528
4/22	18,959	22,852	19,002	17,701
5/22	17,867	22,822	18,113	16,613
6/22	16,621	20,912	16,827	15,388
7/22	18,104	22,874	18,265	16,773
8/22	17,084	22,021	17,190	15,769
9/22	15,183	19,979	15,004	13,855
10/22	15,544	21,617	15,512	14,530
11/22	16,348	22,745	16,441	15,369
12/22	15,531	21,414	15,625	14,579
1/23	17,170	22,888	17,198	16,123
2/23	16,418	22,353	16,179	15,356
3/23	16,024	22,951	15,897	14,977
4/23	16,231	23,196	15,945	15,099
5/23	15,572	23,286	15,270	14,636
6/23	16,314	24,876	16,089	15,375
7/23	16,710	25,768	16,411	15,815
8/23	16,184	25,270	15,865	15,335
9/23	15,223	24,067	14,748	14,295
10/23	14,691	23,429	14,288	13,670
11/23	16,168	25,613	15,983	15,092
12/23	17,543	26,972	17,399	16,582
1/24	16,718	27,271	16,553	15,895
2/24	16,975	28,747	16,872	16,213
3/24	17,212	29,674	17,172	16,530
4/24	15,919	28,369	15,813	15,362
5/24	16,900	29,709	16,650	16,079
6/24	17,244	30,629	17,018	16,543
7/24	18,397	31,198	18,239	17,579
8/24	19,391	31,877	19,265	18,711
9/24	19,865	32,537	19,875	19,209
10/24	19,227	32,298	19,158	18,655

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	30.87%	4.03%	6.76%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,616,460
  Total Number of Portfolio Holdings40
  Portfolio Turnover Rate 31.2%
  Total Advisory Fees Paid (amount in thousands)$47,905

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.29%
Money Market Funds	2.15%
Consumer, Cyclical	0.52%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV888ARR4-0

R-5

PREPX

Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$122	1.06%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $19,465	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,208	10,242	10,234	10,200
12/14	10,419	10,242	10,362	10,397
1/15	11,085	9,957	11,001	11,100
2/15	10,790	10,534	10,667	10,703
3/15	10,957	10,427	10,775	10,890
4/15	10,308	10,474	10,242	10,248
5/15	10,289	10,619	10,219	10,222
6/15	9,838	10,441	9,798	9,753
7/15	10,441	10,616	10,287	10,303
8/15	9,814	9,975	9,688	9,662
9/15	10,138	9,684	9,895	9,954
10/15	10,678	10,449	10,535	10,532
11/15	10,616	10,507	10,517	10,468
12/15	10,843	10,291	10,655	10,659
1/16	10,411	9,711	10,280	10,303
2/16	10,366	9,707	10,236	10,262
3/16	11,410	10,391	11,277	11,332
4/16	11,097	10,455	11,073	11,059
5/16	11,324	10,642	11,329	11,323
6/16	12,053	10,664	12,113	12,104
7/16	12,504	11,087	12,584	12,612
8/16	12,084	11,116	12,146	12,151
9/16	11,885	11,133	11,967	11,929
10/16	11,234	10,892	11,355	11,249
11/16	10,960	11,380	11,080	11,057
12/16	11,459	11,602	11,574	11,576
1/17	11,396	11,820	11,594	11,574
2/17	11,862	12,260	12,059	11,975
3/17	11,633	12,268	11,869	11,691
4/17	11,654	12,398	11,921	11,710
5/17	11,685	12,525	11,905	11,636
6/17	11,897	12,638	12,139	11,884
7/17	12,018	12,876	12,293	12,035
8/17	12,171	12,901	12,372	12,006
9/17	12,046	13,216	12,274	11,994
10/17	12,110	13,504	12,289	11,874
11/17	12,438	13,914	12,615	12,189
12/17	12,473	14,053	12,578	12,163
1/18	12,125	14,794	12,208	11,655
2/18	11,370	14,249	11,320	10,759
3/18	11,824	13,963	11,740	11,179
4/18	11,911	14,016	11,801	11,340
5/18	12,152	14,412	12,226	11,787
6/18	12,604	14,506	12,738	12,308
7/18	12,664	14,987	12,815	12,396
8/18	12,982	15,514	13,171	12,775
9/18	12,759	15,539	12,849	12,442
10/18	12,373	14,395	12,509	12,075
11/18	12,936	14,683	13,103	12,641
12/18	11,915	13,317	12,070	11,607
1/19	13,283	14,460	13,467	12,974
2/19	13,509	14,968	13,540	13,061
3/19	13,982	15,187	14,143	13,495
4/19	14,068	15,793	14,110	13,460
5/19	14,221	14,771	14,201	13,497
6/19	14,417	15,809	14,396	13,669
7/19	14,622	16,044	14,617	13,840
8/19	15,210	15,717	15,223	14,311
9/19	15,528	15,993	15,508	14,720
10/19	15,879	16,337	15,676	14,929
11/19	15,781	16,958	15,434	14,700
12/19	15,600	17,447	15,529	14,605
1/20	15,915	17,428	15,726	14,775
2/20	14,673	16,002	14,621	13,603
3/20	12,050	13,801	11,889	10,663
4/20	13,005	15,629	12,939	11,541
5/20	13,199	16,465	13,160	11,562
6/20	13,469	16,841	13,464	11,911
7/20	14,246	17,797	13,978	12,399
8/20	14,264	19,087	13,997	12,504
9/20	13,818	18,392	13,624	12,105
10/20	13,433	17,995	13,167	11,792
11/20	14,659	20,184	14,382	13,062
12/20	15,073	21,092	14,734	13,499
1/21	14,989	20,998	14,723	13,520
2/21	15,343	21,654	15,124	14,060
3/21	16,125	22,431	15,960	14,682
4/21	17,364	23,587	17,255	15,864
5/21	17,550	23,695	17,398	16,012
6/21	18,065	24,279	17,879	16,443
7/21	19,054	24,689	18,660	17,243
8/21	19,374	25,393	19,049	17,572
9/21	18,327	24,254	17,921	16,604
10/21	19,626	25,894	19,189	17,889
11/21	19,341	25,500	18,994	17,760
12/21	21,012	26,504	20,819	19,313
1/22	19,526	24,945	19,167	17,974
2/22	18,756	24,317	18,421	17,399
3/22	19,912	25,105	19,723	18,528
4/22	19,133	22,852	19,002	17,701
5/22	18,040	22,822	18,113	16,613
6/22	16,779	20,912	16,827	15,388
7/22	18,286	22,874	18,265	16,773
8/22	17,252	22,021	17,190	15,769
9/22	15,336	19,979	15,004	13,855
10/22	15,699	21,617	15,512	14,530
11/22	16,515	22,745	16,441	15,369
12/22	15,689	21,414	15,625	14,579
1/23	17,348	22,888	17,198	16,123
2/23	16,583	22,353	16,179	15,356
3/23	16,191	22,951	15,897	14,977
4/23	16,399	23,196	15,945	15,099
5/23	15,735	23,286	15,270	14,636
6/23	16,490	24,876	16,089	15,375
7/23	16,890	25,768	16,411	15,815
8/23	16,366	25,270	15,865	15,335
9/23	15,395	24,067	14,748	14,295
10/23	14,859	23,429	14,288	13,670
11/23	16,349	25,613	15,983	15,092
12/23	17,742	26,972	17,399	16,582
1/24	16,909	27,271	16,553	15,895
2/24	17,169	28,747	16,872	16,213
3/24	17,413	29,674	17,172	16,530
4/24	16,107	28,369	15,813	15,362
5/24	17,105	29,709	16,650	16,079
6/24	17,449	30,629	17,018	16,543
7/24	18,621	31,198	18,239	17,579
8/24	19,631	31,877	19,265	18,711
9/24	20,110	32,537	19,875	19,209
10/24	19,465	32,298	19,158	18,655

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	31.00%	4.16%	6.89%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,616,460
  Total Number of Portfolio Holdings40
  Portfolio Turnover Rate 31.2%
  Total Advisory Fees Paid (amount in thousands)$47,905

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.29%
Money Market Funds	2.15%
Consumer, Cyclical	0.52%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV888ARR5-0

R-6

PFRSX

Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$94	0.81%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $19,711	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,202	10,242	10,234	10,200
12/14	10,410	10,242	10,362	10,397
1/15	11,069	9,957	11,001	11,100
2/15	10,777	10,534	10,667	10,703
3/15	10,938	10,427	10,775	10,890
4/15	10,291	10,474	10,242	10,248
5/15	10,268	10,619	10,219	10,222
6/15	9,817	10,441	9,798	9,753
7/15	10,414	10,616	10,287	10,303
8/15	9,789	9,975	9,688	9,662
9/15	10,106	9,684	9,895	9,954
10/15	10,645	10,449	10,535	10,532
11/15	10,579	10,507	10,517	10,468
12/15	10,801	10,291	10,655	10,659
1/16	10,364	9,711	10,280	10,303
2/16	10,320	9,707	10,236	10,262
3/16	11,357	10,391	11,277	11,332
4/16	11,038	10,455	11,073	11,059
5/16	11,267	10,642	11,329	11,323
6/16	11,988	10,664	12,113	12,104
7/16	12,433	11,087	12,584	12,612
8/16	12,013	11,116	12,146	12,151
9/16	11,812	11,133	11,967	11,929
10/16	11,161	10,892	11,355	11,249
11/16	10,889	11,380	11,080	11,057
12/16	11,385	11,602	11,574	11,576
1/17	11,324	11,820	11,594	11,574
2/17	11,788	12,260	12,059	11,975
3/17	11,565	12,268	11,869	11,691
4/17	11,585	12,398	11,921	11,710
5/17	11,620	12,525	11,905	11,636
6/17	11,829	12,638	12,139	11,884
7/17	11,950	12,876	12,293	12,035
8/17	12,108	12,901	12,372	12,006
9/17	11,984	13,216	12,274	11,994
10/17	12,051	13,504	12,289	11,874
11/17	12,381	13,914	12,615	12,189
12/17	12,419	14,053	12,578	12,163
1/18	12,074	14,794	12,208	11,655
2/18	11,327	14,249	11,320	10,759
3/18	11,780	13,963	11,740	11,179
4/18	11,869	14,016	11,801	11,340
5/18	12,106	14,412	12,226	11,787
6/18	12,564	14,506	12,738	12,308
7/18	12,627	14,987	12,815	12,396
8/18	12,949	15,514	13,171	12,775
9/18	12,726	15,539	12,849	12,442
10/18	12,343	14,395	12,509	12,075
11/18	12,907	14,683	13,103	12,641
12/18	11,895	13,317	12,070	11,607
1/19	13,256	14,460	13,467	12,974
2/19	13,485	14,968	13,540	13,061
3/19	13,964	15,187	14,143	13,495
4/19	14,052	15,793	14,110	13,460
5/19	14,210	14,771	14,201	13,497
6/19	14,403	15,809	14,396	13,669
7/19	14,612	16,044	14,617	13,840
8/19	15,206	15,717	15,223	14,311
9/19	15,522	15,993	15,508	14,720
10/19	15,882	16,337	15,676	14,929
11/19	15,782	16,958	15,434	14,700
12/19	15,607	17,447	15,529	14,605
1/20	15,922	17,428	15,726	14,775
2/20	14,685	16,002	14,621	13,603
3/20	12,064	13,801	11,889	10,663
4/20	13,026	15,629	12,939	11,541
5/20	13,218	16,465	13,160	11,562
6/20	13,492	16,841	13,464	11,911
7/20	14,277	17,797	13,978	12,399
8/20	14,294	19,087	13,997	12,504
9/20	13,855	18,392	13,624	12,105
10/20	13,472	17,995	13,167	11,792
11/20	14,696	20,184	14,382	13,062
12/20	15,119	21,092	14,734	13,499
1/21	15,038	20,998	14,723	13,520
2/21	15,392	21,654	15,124	14,060
3/21	16,179	22,431	15,960	14,682
4/21	17,429	23,587	17,255	15,864
5/21	17,621	23,695	17,398	16,012
6/21	18,146	24,279	17,879	16,443
7/21	19,137	24,689	18,660	17,243
8/21	19,470	25,393	19,049	17,572
9/21	18,417	24,254	17,921	16,604
10/21	19,726	25,894	19,189	17,889
11/21	19,439	25,500	18,994	17,760
12/21	21,127	26,504	20,819	19,313
1/22	19,643	24,945	19,167	17,974
2/22	18,867	24,317	18,421	17,399
3/22	20,032	25,105	19,723	18,528
4/22	19,254	22,852	19,002	17,701
5/22	18,160	22,822	18,113	16,613
6/22	16,893	20,912	16,827	15,388
7/22	18,412	22,874	18,265	16,773
8/22	17,381	22,021	17,190	15,769
9/22	15,451	19,979	15,004	13,855
10/22	15,822	21,617	15,512	14,530
11/22	16,642	22,745	16,441	15,369
12/22	15,816	21,414	15,625	14,579
1/23	17,491	22,888	17,198	16,123
2/23	16,726	22,353	16,179	15,356
3/23	16,330	22,951	15,897	14,977
4/23	16,545	23,196	15,945	15,099
5/23	15,882	23,286	15,270	14,636
6/23	16,643	24,876	16,089	15,375
7/23	17,049	25,768	16,411	15,815
8/23	16,522	25,270	15,865	15,335
9/23	15,548	24,067	14,748	14,295
10/23	15,009	23,429	14,288	13,670
11/23	16,517	25,613	15,983	15,092
12/23	17,934	26,972	17,399	16,582
1/24	17,095	27,271	16,553	15,895
2/24	17,359	28,747	16,872	16,213
3/24	17,613	29,674	17,172	16,530
4/24	16,288	28,369	15,813	15,362
5/24	17,301	29,709	16,650	16,079
6/24	17,653	30,629	17,018	16,543
7/24	18,842	31,198	18,239	17,579
8/24	19,868	31,877	19,265	18,711
9/24	20,363	32,537	19,875	19,209
10/24	19,711	32,298	19,158	18,655

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	31.33%	4.41%	7.02%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,616,460
  Total Number of Portfolio Holdings40
  Portfolio Turnover Rate 31.2%
  Total Advisory Fees Paid (amount in thousands)$47,905

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.29%
Money Market Funds	2.15%
Consumer, Cyclical	0.52%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV888ARR6-0

Class A

SABPX

SAM Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.59%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $17,487	Russell 3000 Index $32,298
10/14	9,452	10,000
11/14	9,573	10,242
12/14	9,520	10,242
1/15	9,448	9,957
2/15	9,754	10,534
3/15	9,713	10,427
4/15	9,743	10,474
5/15	9,809	10,619
6/15	9,663	10,441
7/15	9,747	10,616
8/15	9,350	9,975
9/15	9,182	9,684
10/15	9,556	10,449
11/15	9,556	10,507
12/15	9,401	10,291
1/16	9,090	9,711
2/16	9,058	9,707
3/16	9,485	10,391
4/16	9,550	10,455
5/16	9,627	10,642
6/16	9,661	10,664
7/16	9,928	11,087
8/16	9,954	11,116
9/16	9,987	11,133
10/16	9,824	10,892
11/16	9,876	11,380
12/16	9,994	11,602
1/17	10,189	11,820
2/17	10,390	12,260
3/17	10,419	12,268
4/17	10,540	12,398
5/17	10,654	12,525
6/17	10,685	12,638
7/17	10,881	12,876
8/17	10,928	12,901
9/17	11,082	13,216
10/17	11,217	13,504
11/17	11,352	13,914
12/17	11,459	14,053
1/18	11,796	14,794
2/18	11,430	14,249
3/18	11,349	13,963
4/18	11,392	14,016
5/18	11,478	14,412
6/18	11,466	14,506
7/18	11,683	14,987
8/18	11,791	15,514
9/18	11,782	15,539
10/18	11,217	14,395
11/18	11,333	14,683
12/18	10,841	13,317
1/19	11,424	14,460
2/19	11,621	14,968
3/19	11,785	15,187
4/19	12,061	15,793
5/19	11,698	14,771
6/19	12,184	15,809
7/19	12,256	16,044
8/19	12,208	15,717
9/19	12,348	15,993
10/19	12,515	16,337
11/19	12,706	16,958
12/19	12,962	17,447
1/20	12,953	17,428
2/20	12,313	16,002
3/20	10,962	13,801
4/20	11,817	15,629
5/20	12,196	16,465
6/20	12,397	16,841
7/20	12,908	17,797
8/20	13,328	19,087
9/20	13,071	18,392
10/20	12,923	17,995
11/20	13,914	20,184
12/20	14,365	21,092
1/21	14,272	20,998
2/21	14,551	21,654
3/21	14,857	22,431
4/21	15,390	23,587
5/21	15,543	23,695
6/21	15,733	24,279
7/21	15,852	24,689
8/21	16,072	25,393
9/21	15,543	24,254
10/21	16,095	25,894
11/21	15,798	25,500
12/21	16,264	26,504
1/22	15,621	24,945
2/22	15,202	24,317
3/22	15,323	25,105
4/22	14,335	22,852
5/22	14,429	22,822
6/22	13,508	20,912
7/22	14,311	22,874
8/22	13,825	22,021
9/22	12,797	19,979
10/22	13,275	21,617
11/22	14,053	22,745
12/22	13,586	21,414
1/23	14,351	22,888
2/23	13,938	22,353
3/23	14,176	22,951
4/23	14,357	23,196
5/23	14,216	23,286
6/23	14,752	24,876
7/23	15,065	25,768
8/23	14,833	25,270
9/23	14,301	24,067
10/23	13,997	23,429
11/23	15,031	25,613
12/23	15,710	26,972
1/24	15,802	27,271
2/24	16,222	28,747
3/24	16,602	29,674
4/24	16,079	28,369
5/24	16,592	29,709
6/24	16,820	30,629
7/24	17,159	31,198
8/24	17,509	31,877
9/24	17,796	32,537
10/24	17,487	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	24.93%	6.92%	6.35%
Class A Shares Including Sales Charge	18.09%	5.71%	5.75%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,617,697
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 17.3%
  Total Advisory Fees Paid (amount in thousands)$12,366

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.26%
Fixed Income Funds	32.94%
International Equity Funds	10.30%
Specialty Funds	3.04%
Money Market Funds	0.51%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV889ARA-0

Class C

SCBPX

SAM Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.37%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $17,414	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,123	10,242
12/14	10,061	10,242
1/15	9,978	9,957
2/15	10,291	10,534
3/15	10,243	10,427
4/15	10,275	10,474
5/15	10,339	10,619
6/15	10,172	10,441
7/15	10,255	10,616
8/15	9,833	9,975
9/15	9,648	9,684
10/15	10,039	10,449
11/15	10,032	10,507
12/15	9,863	10,291
1/16	9,533	9,711
2/16	9,491	9,707
3/16	9,934	10,391
4/16	9,996	10,455
5/16	10,072	10,642
6/16	10,096	10,664
7/16	10,364	11,087
8/16	10,392	11,116
9/16	10,414	11,133
10/16	10,242	10,892
11/16	10,290	11,380
12/16	10,403	11,602
1/17	10,601	11,820
2/17	10,807	12,260
3/17	10,828	12,268
4/17	10,948	12,398
5/17	11,061	12,525
6/17	11,083	12,638
7/17	11,281	12,876
8/17	11,323	12,901
9/17	11,479	13,216
10/17	11,607	13,504
11/17	11,741	13,914
12/17	11,847	14,053
1/18	12,178	14,794
2/18	11,794	14,249
3/18	11,703	13,963
4/18	11,741	14,016
5/18	11,824	14,412
6/18	11,804	14,506
7/18	12,022	14,987
8/18	12,121	15,514
9/18	12,103	15,539
10/18	11,514	14,395
11/18	11,635	14,683
12/18	11,115	13,317
1/19	11,707	14,460
2/19	11,904	14,968
3/19	12,060	15,187
4/19	12,340	15,793
5/19	11,961	14,771
6/19	12,451	15,809
7/19	12,517	16,044
8/19	12,451	15,717
9/19	12,589	15,993
10/19	12,754	16,337
11/19	12,936	16,958
12/19	13,194	17,447
1/20	13,177	17,428
2/20	12,523	16,002
3/20	11,137	13,801
4/20	12,004	15,629
5/20	12,370	16,465
6/20	12,571	16,841
7/20	13,081	17,797
8/20	13,498	19,087
9/20	13,233	18,392
10/20	13,071	17,995
11/20	14,066	20,184
12/20	14,513	21,092
1/21	14,409	20,998
2/21	14,679	21,654
3/21	14,975	22,431
4/21	15,507	23,587
5/21	15,646	23,695
6/21	15,830	24,279
7/21	15,943	24,689
8/21	16,152	25,393
9/21	15,612	24,254
10/21	16,152	25,894
11/21	15,838	25,500
12/21	16,305	26,504
1/22	15,646	24,945
2/22	15,225	24,317
3/22	15,330	25,105
4/22	14,336	22,852
5/22	14,422	22,822
6/22	13,487	20,912
7/22	14,280	22,874
8/22	13,793	22,021
9/22	12,750	19,979
10/22	13,219	21,617
11/22	13,994	22,745
12/22	13,529	21,414
1/23	14,291	22,888
2/23	13,880	22,353
3/23	14,116	22,951
4/23	14,297	23,196
5/23	14,156	23,286
6/23	14,690	24,876
7/23	15,002	25,768
8/23	14,771	25,270
9/23	14,241	24,067
10/23	13,939	23,429
11/23	14,968	25,613
12/23	15,644	26,972
1/24	15,736	27,271
2/24	16,154	28,747
3/24	16,533	29,674
4/24	16,012	28,369
5/24	16,523	29,709
6/24	16,749	30,629
7/24	17,087	31,198
8/24	17,436	31,877
9/24	17,722	32,537
10/24	17,414	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	24.04%	6.10%	5.70%
Class C Shares Including Sales Charge	23.04%	6.10%	5.70%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,617,697
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 17.3%
  Total Advisory Fees Paid (amount in thousands)$12,366

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.26%
Fixed Income Funds	32.94%
International Equity Funds	10.30%
Specialty Funds	3.04%
Money Market Funds	0.51%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV889ARC-0

Class J

PSAJX

SAM Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$47	0.42%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $18,792	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,125	10,242
12/14	10,069	10,242
1/15	9,998	9,957
2/15	10,317	10,534
3/15	10,281	10,427
4/15	10,313	10,474
5/15	10,385	10,619
6/15	10,227	10,441
7/15	10,319	10,616
8/15	9,900	9,975
9/15	9,720	9,684
10/15	10,120	10,449
11/15	10,120	10,507
12/15	9,955	10,291
1/16	9,630	9,711
2/16	9,595	9,707
3/16	10,051	10,391
4/16	10,122	10,455
5/16	10,207	10,642
6/16	10,240	10,664
7/16	10,518	11,087
8/16	10,553	11,116
9/16	10,586	11,133
10/16	10,415	10,892
11/16	10,472	11,380
12/16	10,599	11,602
1/17	10,812	11,820
2/17	11,025	12,260
3/17	11,054	12,268
4/17	11,186	12,398
5/17	11,312	12,525
6/17	11,344	12,638
7/17	11,558	12,876
8/17	11,602	12,901
9/17	11,768	13,216
10/17	11,916	13,504
11/17	12,057	13,914
12/17	12,179	14,053
1/18	12,534	14,794
2/18	12,148	14,249
3/18	12,064	13,963
4/18	12,111	14,016
5/18	12,199	14,412
6/18	12,191	14,506
7/18	12,429	14,987
8/18	12,540	15,514
9/18	12,536	15,539
10/18	11,931	14,395
11/18	12,058	14,683
12/18	11,537	13,317
1/19	12,164	14,460
2/19	12,373	14,968
3/19	12,551	15,187
4/19	12,848	15,793
5/19	12,464	14,771
6/19	12,981	15,809
7/19	13,060	16,044
8/19	13,007	15,717
9/19	13,160	15,993
10/19	13,336	16,337
11/19	13,538	16,958
12/19	13,818	17,447
1/20	13,818	17,428
2/20	13,136	16,002
3/20	11,691	13,801
4/20	12,612	15,629
5/20	13,013	16,465
6/20	13,224	16,841
7/20	13,773	17,797
8/20	14,230	19,087
9/20	13,951	18,392
10/20	13,804	17,995
11/20	14,859	20,184
12/20	15,348	21,092
1/21	15,244	20,998
2/21	15,545	21,654
3/21	15,872	22,431
4/21	16,447	23,587
5/21	16,607	23,695
6/21	16,816	24,279
7/21	16,948	24,689
8/21	17,174	25,393
9/21	16,621	24,254
10/21	17,207	25,894
11/21	16,886	25,500
12/21	17,391	26,504
1/22	16,715	24,945
2/22	16,267	24,317
3/22	16,389	25,105
4/22	15,336	22,852
5/22	15,440	22,822
6/22	14,458	20,912
7/22	15,326	22,874
8/22	14,803	22,021
9/22	13,701	19,979
10/22	14,215	21,617
11/22	15,044	22,745
12/22	14,559	21,414
1/23	15,374	22,888
2/23	14,932	22,353
3/23	15,195	22,951
4/23	15,388	23,196
5/23	15,241	23,286
6/23	15,817	24,876
7/23	16,147	25,768
8/23	15,908	25,270
9/23	15,340	24,067
10/23	15,009	23,429
11/23	16,128	25,613
12/23	16,855	26,972
1/24	16,958	27,271
2/24	17,409	28,747
3/24	17,823	29,674
4/24	17,256	28,369
5/24	17,811	29,709
6/24	18,053	30,629
7/24	18,437	31,198
8/24	18,808	31,877
9/24	19,118	32,537
10/24	18,792	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	25.20%	7.10%	6.51%
Class J Shares Including Sales Charge	24.20%	7.10%	6.51%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,617,697
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 17.3%
  Total Advisory Fees Paid (amount in thousands)$12,366

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.26%
Fixed Income Funds	32.94%
International Equity Funds	10.30%
Specialty Funds	3.04%
Money Market Funds	0.51%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV889ARJ-0

Institutional

PSBIX

SAM Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.29%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $19,098	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,124	10,242
12/14	10,075	10,242
1/15	9,998	9,957
2/15	10,326	10,534
3/15	10,284	10,427
4/15	10,323	10,474
5/15	10,394	10,619
6/15	10,245	10,441
7/15	10,335	10,616
8/15	9,916	9,975
9/15	9,744	9,684
10/15	10,139	10,449
11/15	10,146	10,507
12/15	9,981	10,291
1/16	9,653	9,711
2/16	9,625	9,707
3/16	10,079	10,391
4/16	10,156	10,455
5/16	10,240	10,642
6/16	10,278	10,664
7/16	10,559	11,087
8/16	10,594	11,116
9/16	10,625	11,133
10/16	10,463	10,892
11/16	10,519	11,380
12/16	10,649	11,602
1/17	10,860	11,820
2/17	11,077	12,260
3/17	11,110	12,268
4/17	11,241	12,398
5/17	11,372	12,525
6/17	11,401	12,638
7/17	11,620	12,876
8/17	11,671	12,901
9/17	11,840	13,216
10/17	11,987	13,504
11/17	12,133	13,914
12/17	12,251	14,053
1/18	12,609	14,794
2/18	12,219	14,249
3/18	12,141	13,963
4/18	12,188	14,016
5/18	12,282	14,412
6/18	12,279	14,506
7/18	12,515	14,987
8/18	12,625	15,514
9/18	12,625	15,539
10/18	12,018	14,395
11/18	12,152	14,683
12/18	11,626	13,317
1/19	12,254	14,460
2/19	12,469	14,968
3/19	12,649	15,187
4/19	12,951	15,793
5/19	12,563	14,771
6/19	13,087	15,809
7/19	13,165	16,044
8/19	13,113	15,717
9/19	13,269	15,993
10/19	13,452	16,337
11/19	13,661	16,958
12/19	13,942	17,447
1/20	13,942	17,428
2/20	13,259	16,002
3/20	11,808	13,801
4/20	12,728	15,629
5/20	13,134	16,465
6/20	13,356	16,841
7/20	13,908	17,797
8/20	14,370	19,087
9/20	14,099	18,392
10/20	13,944	17,995
11/20	15,015	20,184
12/20	15,503	21,092
1/21	15,410	20,998
2/21	15,718	21,654
3/21	16,047	22,431
4/21	16,626	23,587
5/21	16,794	23,695
6/21	17,007	24,279
7/21	17,147	24,689
8/21	17,380	25,393
9/21	16,820	24,254
10/21	17,420	25,894
11/21	17,092	25,500
12/21	17,609	26,504
1/22	16,919	24,945
2/22	16,467	24,317
3/22	16,603	25,105
4/22	15,531	22,852
5/22	15,644	22,822
6/22	14,648	20,912
7/22	15,527	22,874
8/22	15,000	22,021
9/22	13,884	19,979
10/22	14,403	21,617
11/22	15,255	22,745
12/22	14,759	21,414
1/23	15,587	22,888
2/23	15,140	22,353
3/23	15,405	22,951
4/23	15,607	23,196
5/23	15,461	23,286
6/23	16,048	24,876
7/23	16,385	25,768
8/23	16,149	25,270
9/23	15,571	24,067
10/23	15,232	23,429
11/23	16,372	25,613
12/23	17,107	26,972
1/24	17,221	27,271
2/24	17,678	28,747
3/24	18,105	29,674
4/24	17,532	28,369
5/24	18,093	29,709
6/24	18,350	30,629
7/24	18,729	31,198
8/24	19,120	31,877
9/24	19,421	32,537
10/24	19,098	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	25.38%	7.26%	6.68%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,617,697
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 17.3%
  Total Advisory Fees Paid (amount in thousands)$12,366

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.26%
Fixed Income Funds	32.94%
International Equity Funds	10.30%
Specialty Funds	3.04%
Money Market Funds	0.51%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV889ARI-0

R-1

PSBGX

SAM Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$130	1.16%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $17,540	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,124	10,242
12/14	10,060	10,242
1/15	9,976	9,957
2/15	10,297	10,534
3/15	10,253	10,427
4/15	10,278	10,474
5/15	10,343	10,619
6/15	10,184	10,441
7/15	10,274	10,616
8/15	9,849	9,975
9/15	9,668	9,684
10/15	10,054	10,449
11/15	10,054	10,507
12/15	9,883	10,291
1/16	9,550	9,711
2/16	9,516	9,707
3/16	9,959	10,391
4/16	10,022	10,455
5/16	10,098	10,642
6/16	10,127	10,664
7/16	10,405	11,087
8/16	10,425	11,116
9/16	10,452	11,133
10/16	10,278	10,892
11/16	10,334	11,380
12/16	10,453	11,602
1/17	10,653	11,820
2/17	10,853	12,260
3/17	10,877	12,268
4/17	11,006	12,398
5/17	11,120	12,525
6/17	11,145	12,638
7/17	11,345	12,876
8/17	11,388	12,901
9/17	11,544	13,216
10/17	11,673	13,504
11/17	11,815	13,914
12/17	11,918	14,053
1/18	12,261	14,794
2/18	11,873	14,249
3/18	11,786	13,963
4/18	11,824	14,016
5/18	11,908	14,412
6/18	11,894	14,506
7/18	12,115	14,987
8/18	12,214	15,514
9/18	12,205	15,539
10/18	11,609	14,395
11/18	11,731	14,683
12/18	11,213	13,317
1/19	11,812	14,460
2/19	12,011	14,968
3/19	12,177	15,187
4/19	12,451	15,793
5/19	12,077	14,771
6/19	12,578	15,809
7/19	12,636	16,044
8/19	12,578	15,717
9/19	12,718	15,993
10/19	12,885	16,337
11/19	13,077	16,958
12/19	13,337	17,447
1/20	13,328	17,428
2/20	12,656	16,002
3/20	11,278	13,801
4/20	12,158	15,629
5/20	12,537	16,465
6/20	12,740	16,841
7/20	13,258	17,797
8/20	13,681	19,087
9/20	13,418	18,392
10/20	13,262	17,995
11/20	14,264	20,184
12/20	14,725	21,092
1/21	14,619	20,998
2/21	14,902	21,654
3/21	15,203	22,431
4/21	15,743	23,587
5/21	15,885	23,695
6/21	16,080	24,279
7/21	16,195	24,689
8/21	16,407	25,393
9/21	15,866	24,254
10/21	16,416	25,894
11/21	16,105	25,500
12/21	16,571	26,504
1/22	15,910	24,945
2/22	15,482	24,317
3/22	15,589	25,105
4/22	14,578	22,852
5/22	14,676	22,822
6/22	13,724	20,912
7/22	14,541	22,874
8/22	14,035	22,021
9/22	12,984	19,979
10/22	13,462	21,617
11/22	14,242	22,745
12/22	13,768	21,414
1/23	14,533	22,888
2/23	14,114	22,353
3/23	14,342	22,951
4/23	14,520	23,196
5/23	14,373	23,286
6/23	14,905	24,876
7/23	15,209	25,768
8/23	14,978	25,270
9/23	14,428	24,067
10/23	14,113	23,429
11/23	15,152	25,613
12/23	15,827	26,972
1/24	15,922	27,271
2/24	16,336	28,747
3/24	16,708	29,674
4/24	16,167	28,369
5/24	16,676	29,709
6/24	16,897	30,629
7/24	17,237	31,198
8/24	17,576	31,877
9/24	17,859	32,537
10/24	17,540	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	24.28%	6.36%	5.78%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,617,697
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 17.3%
  Total Advisory Fees Paid (amount in thousands)$12,366

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.26%
Fixed Income Funds	32.94%
International Equity Funds	10.30%
Specialty Funds	3.04%
Money Market Funds	0.51%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV889ARR1-0

R-3

PBAPX

SAM Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$95	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $18,060	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,124	10,242
12/14	10,062	10,242
1/15	9,985	9,957
2/15	10,306	10,534
3/15	10,263	10,427
4/15	10,296	10,474
5/15	10,366	10,619
6/15	10,204	10,441
7/15	10,294	10,616
8/15	9,875	9,975
9/15	9,695	9,684
10/15	10,083	10,449
11/15	10,083	10,507
12/15	9,918	10,291
1/16	9,591	9,711
2/16	9,556	9,707
3/16	10,003	10,391
4/16	10,073	10,455
5/16	10,149	10,642
6/16	10,180	10,664
7/16	10,459	11,087
8/16	10,487	11,116
9/16	10,517	11,133
10/16	10,342	10,892
11/16	10,398	11,380
12/16	10,517	11,602
1/17	10,718	11,820
2/17	10,934	12,260
3/17	10,958	12,268
4/17	11,088	12,398
5/17	11,203	12,525
6/17	11,237	12,638
7/17	11,439	12,876
8/17	11,482	12,901
9/17	11,648	13,216
10/17	11,785	13,504
11/17	11,922	13,914
12/17	12,036	14,053
1/18	12,382	14,794
2/18	11,998	14,249
3/18	11,911	13,963
4/18	11,950	14,016
5/18	12,034	14,412
6/18	12,022	14,506
7/18	12,253	14,987
8/18	12,361	15,514
9/18	12,344	15,539
10/18	11,749	14,395
11/18	11,873	14,683
12/18	11,356	13,317
1/19	11,963	14,460
2/19	12,166	14,968
3/19	12,341	15,187
4/19	12,628	15,793
5/19	12,240	14,771
6/19	12,753	15,809
7/19	12,820	16,044
8/19	12,769	15,717
9/19	12,912	15,993
10/19	13,082	16,337
11/19	13,278	16,958
12/19	13,543	17,447
1/20	13,543	17,428
2/20	12,868	16,002
3/20	11,452	13,801
4/20	12,338	15,629
5/20	12,733	16,465
6/20	12,941	16,841
7/20	13,468	17,797
8/20	13,908	19,087
9/20	13,635	18,392
10/20	13,485	17,995
11/20	14,507	20,184
12/20	14,978	21,092
1/21	14,879	20,998
2/21	15,168	21,654
3/21	15,475	22,431
4/21	16,035	23,587
5/21	16,188	23,695
6/21	16,378	24,279
7/21	16,505	24,689
8/21	16,730	25,393
9/21	16,174	24,254
10/21	16,744	25,894
11/21	16,427	25,500
12/21	16,913	26,504
1/22	16,248	24,945
2/22	15,801	24,317
3/22	15,930	25,105
4/22	14,896	22,852
5/22	14,996	22,822
6/22	14,034	20,912
7/22	14,860	22,874
8/22	14,353	22,021
9/22	13,279	19,979
10/22	13,778	21,617
11/22	14,576	22,745
12/22	14,102	21,414
1/23	14,875	22,888
2/23	14,456	22,353
3/23	14,701	22,951
4/23	14,884	23,196
5/23	14,733	23,286
6/23	15,285	24,876
7/23	15,608	25,768
8/23	15,360	25,270
9/23	14,807	24,067
10/23	14,484	23,429
11/23	15,552	25,613
12/23	16,255	26,972
1/24	16,353	27,271
2/24	16,778	28,747
3/24	17,174	29,674
4/24	16,628	28,369
5/24	17,152	29,709
6/24	17,383	30,629
7/24	17,733	31,198
8/24	18,095	31,877
9/24	18,378	32,537
10/24	18,060	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	24.70%	6.66%	6.09%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,617,697
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 17.3%
  Total Advisory Fees Paid (amount in thousands)$12,366

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.26%
Fixed Income Funds	32.94%
International Equity Funds	10.30%
Specialty Funds	3.04%
Money Market Funds	0.51%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV889ARR3-0

R-4

PSBLX

SAM Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$74	0.66%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $18,406	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,124	10,242
12/14	10,066	10,242
1/15	9,989	9,957
2/15	10,310	10,534
3/15	10,271	10,427
4/15	10,304	10,474
5/15	10,374	10,619
6/15	10,216	10,441
7/15	10,306	10,616
8/15	9,887	9,975
9/15	9,705	9,684
10/15	10,099	10,449
11/15	10,099	10,507
12/15	9,939	10,291
1/16	9,612	9,711
2/16	9,577	9,707
3/16	10,028	10,391
4/16	10,097	10,455
5/16	10,174	10,642
6/16	10,209	10,664
7/16	10,489	11,087
8/16	10,524	11,116
9/16	10,550	11,133
10/16	10,383	10,892
11/16	10,432	11,380
12/16	10,558	11,602
1/17	10,767	11,820
2/17	10,976	12,260
3/17	11,005	12,268
4/17	11,135	12,398
5/17	11,258	12,525
6/17	11,290	12,638
7/17	11,500	12,876
8/17	11,543	12,901
9/17	11,707	13,216
10/17	11,845	13,504
11/17	11,990	13,914
12/17	12,102	14,053
1/18	12,457	14,794
2/18	12,071	14,249
3/18	11,983	13,963
4/18	12,029	14,016
5/18	12,122	14,412
6/18	12,108	14,506
7/18	12,340	14,987
8/18	12,449	15,514
9/18	12,437	15,539
10/18	11,839	14,395
11/18	11,963	14,683
12/18	11,440	13,317
1/19	12,059	14,460
2/19	12,271	14,968
3/19	12,437	15,187
4/19	12,734	15,793
5/19	12,352	14,771
6/19	12,865	15,809
7/19	12,933	16,044
8/19	12,882	15,717
9/19	13,030	15,993
10/19	13,209	16,337
11/19	13,406	16,958
12/19	13,679	17,447
1/20	13,670	17,428
2/20	12,990	16,002
3/20	11,562	13,801
4/20	12,474	15,629
5/20	12,863	16,465
6/20	13,078	16,841
7/20	13,619	17,797
8/20	14,062	19,087
9/20	13,792	18,392
10/20	13,633	17,995
11/20	14,672	20,184
12/20	15,155	21,092
1/21	15,055	20,998
2/21	15,346	21,654
3/21	15,666	22,431
4/21	16,231	23,587
5/21	16,386	23,695
6/21	16,587	24,279
7/21	16,715	24,689
8/21	16,943	25,393
9/21	16,390	24,254
10/21	16,966	25,894
11/21	16,646	25,500
12/21	17,142	26,504
1/22	16,470	24,945
2/22	16,029	24,317
3/22	16,146	25,105
4/22	15,102	22,852
5/22	15,203	22,822
6/22	14,239	20,912
7/22	15,084	22,874
8/22	14,571	22,021
9/22	13,482	19,979
10/22	13,986	21,617
11/22	14,794	22,745
12/22	14,321	21,414
1/23	15,114	22,888
2/23	14,679	22,353
3/23	14,934	22,951
4/23	15,119	23,196
5/23	14,966	23,286
6/23	15,532	24,876
7/23	15,860	25,768
8/23	15,620	25,270
9/23	15,055	24,067
10/23	14,738	23,429
11/23	15,820	25,613
12/23	16,540	26,972
1/24	16,639	27,271
2/24	17,081	28,747
3/24	17,479	29,674
4/24	16,925	28,369
5/24	17,457	29,709
6/24	17,700	30,629
7/24	18,066	31,198
8/24	18,432	31,877
9/24	18,728	32,537
10/24	18,406	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	24.89%	6.86%	6.29%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,617,697
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 17.3%
  Total Advisory Fees Paid (amount in thousands)$12,366

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.26%
Fixed Income Funds	32.94%
International Equity Funds	10.30%
Specialty Funds	3.04%
Money Market Funds	0.51%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV889ARR4-0

R-5

PSBFX

SAM Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$61	0.54%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $18,634	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,124	10,242
12/14	10,069	10,242
1/15	9,992	9,957
2/15	10,320	10,534
3/15	10,278	10,427
4/15	10,310	10,474
5/15	10,381	10,619
6/15	10,225	10,441
7/15	10,316	10,616
8/15	9,896	9,975
9/15	9,719	9,684
10/15	10,120	10,449
11/15	10,120	10,507
12/15	9,955	10,291
1/16	9,627	9,711
2/16	9,593	9,707
3/16	10,047	10,391
4/16	10,117	10,455
5/16	10,201	10,642
6/16	10,232	10,664
7/16	10,519	11,087
8/16	10,547	11,116
9/16	10,578	11,133
10/16	10,410	10,892
11/16	10,466	11,380
12/16	10,590	11,602
1/17	10,800	11,820
2/17	11,009	12,260
3/17	11,042	12,268
4/17	11,172	12,398
5/17	11,296	12,525
6/17	11,332	12,638
7/17	11,542	12,876
8/17	11,586	12,901
9/17	11,753	13,216
10/17	11,892	13,504
11/17	12,037	13,914
12/17	12,154	14,053
1/18	12,510	14,794
2/18	12,123	14,249
3/18	12,038	13,963
4/18	12,084	14,016
5/18	12,178	14,412
6/18	12,166	14,506
7/18	12,392	14,987
8/18	12,509	15,514
9/18	12,502	15,539
10/18	11,900	14,395
11/18	12,025	14,683
12/18	11,504	13,317
1/19	12,127	14,460
2/19	12,331	14,968
3/19	12,511	15,187
4/19	12,801	15,793
5/19	12,417	14,771
6/19	12,937	15,809
7/19	13,014	16,044
8/19	12,963	15,717
9/19	13,109	15,993
10/19	13,290	16,337
11/19	13,488	16,958
12/19	13,766	17,447
1/20	13,766	17,428
2/20	13,081	16,002
3/20	11,648	13,801
4/20	12,556	15,629
5/20	12,958	16,465
6/20	13,170	16,841
7/20	13,715	17,797
8/20	14,161	19,087
9/20	13,894	18,392
10/20	13,733	17,995
11/20	14,790	20,184
12/20	15,271	21,092
1/21	15,170	20,998
2/21	15,464	21,654
3/21	15,789	22,431
4/21	16,359	23,587
5/21	16,524	23,695
6/21	16,724	24,279
7/21	16,853	24,689
8/21	17,083	25,393
9/21	16,530	24,254
10/21	17,111	25,894
11/21	16,798	25,500
12/21	17,297	26,504
1/22	16,619	24,945
2/22	16,173	24,317
3/22	16,297	25,105
4/22	15,253	22,852
5/22	15,354	22,822
6/22	14,375	20,912
7/22	15,229	22,874
8/22	14,711	22,021
9/22	13,615	19,979
10/22	14,125	21,617
11/22	14,952	22,745
12/22	14,466	21,414
1/23	15,268	22,888
2/23	14,829	22,353
3/23	15,091	22,951
4/23	15,278	23,196
5/23	15,135	23,286
6/23	15,701	24,876
7/23	16,032	25,768
8/23	15,789	25,270
9/23	15,224	24,067
10/23	14,903	23,429
11/23	15,998	25,613
12/23	16,730	26,972
1/24	16,831	27,271
2/24	17,278	28,747
3/24	17,686	29,674
4/24	17,125	28,369
5/24	17,674	29,709
6/24	17,914	30,629
7/24	18,284	31,198
8/24	18,655	31,877
9/24	18,949	32,537
10/24	18,634	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	25.04%	6.99%	6.42%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,617,697
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 17.3%
  Total Advisory Fees Paid (amount in thousands)$12,366

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.26%
Fixed Income Funds	32.94%
International Equity Funds	10.30%
Specialty Funds	3.04%
Money Market Funds	0.51%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV889ARR5-0

Class A

SAIPX

SAM Conservative Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.60%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $14,964	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	9,452	10,000
11/14	9,543	10,071
12/14	9,494	10,080
1/15	9,486	10,292
2/15	9,690	10,195
3/15	9,667	10,242
4/15	9,699	10,206
5/15	9,738	10,181
6/15	9,610	10,070
7/15	9,673	10,140
8/15	9,381	10,125
9/15	9,270	10,194
10/15	9,531	10,196
11/15	9,515	10,169
12/15	9,383	10,136
1/16	9,184	10,275
2/16	9,167	10,348
3/16	9,509	10,443
4/16	9,576	10,483
5/16	9,634	10,486
6/16	9,696	10,674
7/16	9,905	10,742
8/16	9,930	10,730
9/16	9,959	10,723
10/16	9,841	10,641
11/16	9,833	10,390
12/16	9,938	10,404
1/17	10,083	10,425
2/17	10,238	10,495
3/17	10,253	10,489
4/17	10,357	10,570
5/17	10,451	10,651
6/17	10,471	10,641
7/17	10,618	10,687
8/17	10,661	10,782
9/17	10,766	10,731
10/17	10,852	10,737
11/17	10,939	10,723
12/17	11,020	10,773
1/18	11,218	10,649
2/18	10,948	10,548
3/18	10,910	10,615
4/18	10,928	10,536
5/18	10,992	10,611
6/18	10,981	10,598
7/18	11,126	10,601
8/18	11,198	10,669
9/18	11,189	10,600
10/18	10,797	10,517
11/18	10,870	10,579
12/18	10,572	10,774
1/19	11,007	10,888
2/19	11,132	10,882
3/19	11,287	11,091
4/19	11,471	11,094
5/19	11,277	11,291
6/19	11,627	11,432
7/19	11,676	11,458
8/19	11,695	11,755
9/19	11,783	11,692
10/19	11,900	11,727
11/19	12,028	11,721
12/19	12,210	11,713
1/20	12,250	11,938
2/20	11,860	12,153
3/20	10,776	12,082
4/20	11,438	12,297
5/20	11,719	12,354
6/20	11,888	12,432
7/20	12,291	12,617
8/20	12,562	12,515
9/20	12,392	12,509
10/20	12,291	12,453
11/20	12,987	12,575
12/20	13,312	12,592
1/21	13,230	12,502
2/21	13,384	12,321
3/21	13,566	12,168
4/21	13,958	12,264
5/21	14,061	12,304
6/21	14,207	12,390
7/21	14,320	12,529
8/21	14,454	12,505
9/21	14,099	12,397
10/21	14,440	12,393
11/21	14,223	12,430
12/21	14,533	12,398
1/22	14,060	12,131
2/22	13,730	11,996
3/22	13,753	11,662
4/22	13,013	11,220
5/22	13,068	11,292
6/22	12,385	11,115
7/22	12,994	11,387
8/22	12,618	11,065
9/22	11,829	10,587
10/22	12,073	10,450
11/22	12,674	10,834
12/22	12,378	10,785
1/23	12,966	11,117
2/23	12,620	10,829
3/23	12,819	11,104
4/23	12,958	11,172
5/23	12,819	11,050
6/23	13,126	11,011
7/23	13,312	11,003
8/23	13,149	10,933
9/23	12,730	10,655
10/23	12,486	10,487
11/23	13,277	10,962
12/23	13,825	11,381
1/24	13,884	11,350
2/24	14,061	11,190
3/24	14,321	11,293
4/24	13,919	11,008
5/24	14,285	11,194
6/24	14,447	11,300
7/24	14,756	11,564
8/24	15,017	11,731
9/24	15,250	11,888
10/24	14,964	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	19.85%	4.69%	4.70%
Class A Shares Including Sales Charge	13.30%	3.51%	4.11%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,858,843
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$4,970

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.15%
Domestic Equity Funds	34.50%
International Equity Funds	6.28%
Specialty Funds	2.52%
Money Market Funds	0.58%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV890ARA-0

Class C

SCIPX

SAM Conservative Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.38%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $14,903	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,089	10,071
12/14	10,027	10,080
1/15	10,019	10,292
2/15	10,228	10,195
3/15	10,193	10,242
4/15	10,218	10,206
5/15	10,260	10,181
6/15	10,122	10,070
7/15	10,180	10,140
8/15	9,862	10,125
9/15	9,733	10,194
10/15	10,010	10,196
11/15	9,985	10,169
12/15	9,836	10,136
1/16	9,625	10,275
2/16	9,607	10,348
3/16	9,951	10,443
4/16	10,021	10,483
5/16	10,066	10,486
6/16	10,130	10,674
7/16	10,342	10,742
8/16	10,368	10,730
9/16	10,388	10,723
10/16	10,255	10,641
11/16	10,237	10,390
12/16	10,337	10,404
1/17	10,491	10,425
2/17	10,644	10,495
3/17	10,658	10,489
4/17	10,758	10,570
5/17	10,848	10,651
6/17	10,857	10,641
7/17	11,002	10,687
8/17	11,047	10,782
9/17	11,145	10,731
10/17	11,227	10,737
11/17	11,308	10,723
12/17	11,380	10,773
1/18	11,578	10,649
2/18	11,296	10,548
3/18	11,245	10,615
4/18	11,264	10,536
5/18	11,320	10,611
6/18	11,296	10,598
7/18	11,438	10,601
8/18	11,513	10,669
9/18	11,492	10,600
10/18	11,085	10,517
11/18	11,151	10,579
12/18	10,840	10,774
1/19	11,271	10,888
2/19	11,401	10,882
3/19	11,556	11,091
4/19	11,737	11,094
5/19	11,526	11,291
6/19	11,875	11,432
7/19	11,926	11,458
8/19	11,936	11,755
9/19	12,013	11,692
10/19	12,124	11,727
11/19	12,245	11,721
12/19	12,420	11,713
1/20	12,462	11,938
2/20	12,050	12,153
3/20	10,940	12,082
4/20	11,610	12,297
5/20	11,888	12,354
6/20	12,049	12,432
7/20	12,441	12,617
8/20	12,720	12,515
9/20	12,531	12,509
10/20	12,428	12,453
11/20	13,130	12,575
12/20	13,439	12,592
1/21	13,355	12,502
2/21	13,502	12,321
3/21	13,670	12,168
4/21	14,059	12,264
5/21	14,164	12,304
6/21	14,300	12,390
7/21	14,405	12,529
8/21	14,531	12,505
9/21	14,161	12,397
10/21	14,498	12,393
11/21	14,277	12,430
12/21	14,577	12,398
1/22	14,085	12,131
2/22	13,749	11,996
3/22	13,756	11,662
4/22	13,006	11,220
5/22	13,062	11,292
6/22	12,366	11,115
7/22	12,971	11,387
8/22	12,590	11,065
9/22	11,788	10,587
10/22	12,024	10,450
11/22	12,623	10,834
12/22	12,328	10,785
1/23	12,913	11,117
2/23	12,569	10,829
3/23	12,767	11,104
4/23	12,905	11,172
5/23	12,767	11,050
6/23	13,073	11,011
7/23	13,257	11,003
8/23	13,096	10,933
9/23	12,678	10,655
10/23	12,435	10,487
11/23	13,223	10,962
12/23	13,769	11,381
1/24	13,828	11,350
2/24	14,004	11,190
3/24	14,262	11,293
4/24	13,862	11,008
5/24	14,227	11,194
6/24	14,389	11,300
7/24	14,696	11,564
8/24	14,956	11,731
9/24	15,188	11,888
10/24	14,903	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	18.94%	3.89%	4.07%
Class C Shares Including Sales Charge	17.94%	3.89%	4.07%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,858,843
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$4,970

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.15%
Domestic Equity Funds	34.50%
International Equity Funds	6.28%
Specialty Funds	2.52%
Money Market Funds	0.58%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV890ARC-0

Class J

PCBJX

SAM Conservative Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$47	0.43%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $16,087	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,098	10,071
12/14	10,046	10,080
1/15	10,038	10,292
2/15	10,256	10,195
3/15	10,232	10,242
4/15	10,266	10,206
5/15	10,317	10,181
6/15	10,172	10,070
7/15	10,240	10,140
8/15	9,936	10,125
9/15	9,810	10,194
10/15	10,098	10,196
11/15	10,081	10,169
12/15	9,934	10,136
1/16	9,729	10,275
2/16	9,711	10,348
3/16	10,072	10,443
4/16	10,152	10,483
5/16	10,206	10,486
6/16	10,276	10,674
7/16	10,500	10,742
8/16	10,527	10,730
9/16	10,562	10,723
10/16	10,435	10,641
11/16	10,426	10,390
12/16	10,534	10,404
1/17	10,699	10,425
2/17	10,865	10,495
3/17	10,887	10,489
4/17	10,989	10,570
5/17	11,090	10,651
6/17	11,107	10,641
7/17	11,274	10,687
8/17	11,320	10,782
9/17	11,438	10,731
10/17	11,531	10,737
11/17	11,615	10,723
12/17	11,707	10,773
1/18	11,920	10,649
2/18	11,639	10,548
3/18	11,594	10,615
4/18	11,623	10,536
5/18	11,682	10,611
6/18	11,675	10,598
7/18	11,832	10,601
8/18	11,920	10,669
9/18	11,896	10,600
10/18	11,493	10,517
11/18	11,562	10,579
12/18	11,246	10,774
1/19	11,715	10,888
2/19	11,861	10,882
3/19	12,023	11,091
4/19	12,222	11,094
5/19	12,013	11,291
6/19	12,386	11,432
7/19	12,449	11,458
8/19	12,470	11,755
9/19	12,560	11,692
10/19	12,687	11,727
11/19	12,825	11,721
12/19	13,017	11,713
1/20	13,060	11,938
2/20	12,649	12,153
3/20	11,493	12,082
4/20	12,199	12,297
5/20	12,503	12,354
6/20	12,692	12,432
7/20	13,117	12,617
8/20	13,412	12,515
9/20	13,232	12,509
10/20	13,123	12,453
11/20	13,878	12,575
12/20	14,213	12,592
1/21	14,135	12,502
2/21	14,302	12,321
3/21	14,495	12,168
4/21	14,908	12,264
5/21	15,031	12,304
6/21	15,195	12,390
7/21	15,318	12,529
8/21	15,464	12,505
9/21	15,074	12,397
10/21	15,444	12,393
11/21	15,220	12,430
12/21	15,551	12,398
1/22	15,036	12,131
2/22	14,701	11,996
3/22	14,721	11,662
4/22	13,928	11,220
5/22	14,000	11,292
6/22	13,263	11,115
7/22	13,914	11,387
8/22	13,516	11,065
9/22	12,675	10,587
10/22	12,930	10,450
11/22	13,572	10,834
12/22	13,267	10,785
1/23	13,895	11,117
2/23	13,531	10,829
3/23	13,754	11,104
4/23	13,893	11,172
5/23	13,742	11,050
6/23	14,070	11,011
7/23	14,285	11,003
8/23	14,108	10,933
9/23	13,671	10,655
10/23	13,391	10,487
11/23	14,242	10,962
12/23	14,848	11,381
1/24	14,899	11,350
2/24	15,092	11,190
3/24	15,383	11,293
4/24	14,956	11,008
5/24	15,344	11,194
6/24	15,529	11,300
7/24	15,853	11,564
8/24	16,152	11,731
9/24	16,387	11,888
10/24	16,087	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	20.13%	4.86%	4.87%
Class J Shares Including Sales Charge	19.13%	4.86%	4.87%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,858,843
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$4,970

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.15%
Domestic Equity Funds	34.50%
International Equity Funds	6.28%
Specialty Funds	2.52%
Money Market Funds	0.58%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV890ARJ-0

Institutional

PCCIX

SAM Conservative Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.30%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $16,330	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,097	10,071
12/14	10,045	10,080
1/15	10,045	10,292
2/15	10,263	10,195
3/15	10,246	10,242
4/15	10,271	10,206
5/15	10,321	10,181
6/15	10,193	10,070
7/15	10,260	10,140
8/15	9,956	10,125
9/15	9,828	10,194
10/15	10,116	10,196
11/15	10,108	10,169
12/15	9,966	10,136
1/16	9,752	10,275
2/16	9,743	10,348
3/16	10,099	10,443
4/16	10,180	10,483
5/16	10,243	10,486
6/16	10,308	10,674
7/16	10,533	10,742
8/16	10,569	10,730
9/16	10,599	10,723
10/16	10,472	10,641
11/16	10,472	10,390
12/16	10,584	10,404
1/17	10,741	10,425
2/17	10,917	10,495
3/17	10,933	10,489
4/17	11,044	10,570
5/17	11,146	10,651
6/17	11,167	10,641
7/17	11,334	10,687
8/17	11,381	10,782
9/17	11,494	10,731
10/17	11,596	10,737
11/17	11,690	10,723
12/17	11,777	10,773
1/18	11,990	10,649
2/18	11,709	10,548
3/18	11,669	10,615
4/18	11,698	10,536
5/18	11,766	10,611
6/18	11,745	10,598
7/18	11,911	10,601
8/18	11,999	10,669
9/18	11,980	10,600
10/18	11,566	10,517
11/18	11,655	10,579
12/18	11,332	10,774
1/19	11,803	10,888
2/19	11,950	10,882
3/19	12,117	11,091
4/19	12,317	11,094
5/19	12,106	11,291
6/19	12,486	11,432
7/19	12,549	11,458
8/19	12,570	11,755
9/19	12,665	11,692
10/19	12,804	11,727
11/19	12,931	11,721
12/19	13,128	11,713
1/20	13,183	11,938
2/20	12,759	12,153
3/20	11,601	12,082
4/20	12,311	12,297
5/20	12,628	12,354
6/20	12,811	12,432
7/20	13,239	12,617
8/20	13,546	12,515
9/20	13,359	12,509
10/20	13,249	12,453
11/20	14,009	12,575
12/20	14,361	12,592
1/21	14,283	12,502
2/21	14,451	12,321
3/21	14,651	12,168
4/21	15,067	12,264
5/21	15,191	12,304
6/21	15,362	12,390
7/21	15,486	12,529
8/21	15,632	12,505
9/21	15,245	12,397
10/21	15,619	12,393
11/21	15,392	12,430
12/21	15,731	12,398
1/22	15,225	12,131
2/22	14,875	11,996
3/22	14,900	11,662
4/22	14,101	11,220
5/22	14,174	11,292
6/22	13,424	11,115
7/22	14,093	11,387
8/22	13,691	11,065
9/22	12,836	10,587
10/22	13,093	10,450
11/22	13,753	10,834
12/22	13,451	10,785
1/23	14,085	11,117
2/23	13,717	10,829
3/23	13,934	11,104
4/23	14,087	11,172
5/23	13,934	11,050
6/23	14,271	11,011
7/23	14,488	11,003
8/23	14,309	10,933
9/23	13,859	10,655
10/23	13,589	10,487
11/23	14,449	10,962
12/23	15,064	11,381
1/24	15,116	11,350
2/24	15,324	11,190
3/24	15,609	11,293
4/24	15,178	11,008
5/24	15,583	11,194
6/24	15,761	11,300
7/24	16,102	11,564
8/24	16,391	11,731
9/24	16,647	11,888
10/24	16,330	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	20.17%	4.99%	5.03%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,858,843
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$4,970

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.15%
Domestic Equity Funds	34.50%
International Equity Funds	6.28%
Specialty Funds	2.52%
Money Market Funds	0.58%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV890ARI-0

R-1

PCSSX

SAM Conservative Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$127	1.16%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $14,983	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,090	10,071
12/14	10,032	10,080
1/15	10,024	10,292
2/15	10,233	10,195
3/15	10,211	10,242
4/15	10,228	10,206
5/15	10,278	10,181
6/15	10,136	10,070
7/15	10,195	10,140
8/15	9,883	10,125
9/15	9,759	10,194
10/15	10,028	10,196
11/15	10,012	10,169
12/15	9,867	10,136
1/16	9,646	10,275
2/16	9,628	10,348
3/16	9,977	10,443
4/16	10,048	10,483
5/16	10,102	10,486
6/16	10,167	10,674
7/16	10,381	10,742
8/16	10,398	10,730
9/16	10,425	10,723
10/16	10,291	10,641
11/16	10,282	10,390
12/16	10,389	10,404
1/17	10,534	10,425
2/17	10,698	10,495
3/17	10,710	10,489
4/17	10,810	10,570
5/17	10,901	10,651
6/17	10,907	10,641
7/17	11,062	10,687
8/17	11,108	10,782
9/17	11,213	10,731
10/17	11,296	10,737
11/17	11,378	10,723
12/17	11,455	10,773
1/18	11,654	10,649
2/18	11,369	10,548
3/18	11,324	10,615
4/18	11,343	10,536
5/18	11,400	10,611
6/18	11,383	10,598
7/18	11,526	10,601
8/18	11,602	10,669
9/18	11,585	10,600
10/18	11,174	10,517
11/18	11,241	10,579
12/18	10,934	10,774
1/19	11,370	10,888
2/19	11,502	10,882
3/19	11,660	11,091
4/19	11,842	11,094
5/19	11,639	11,291
6/19	11,990	11,432
7/19	12,041	11,458
8/19	12,052	11,755
9/19	12,128	11,692
10/19	12,251	11,727
11/19	12,374	11,721
12/19	12,558	11,713
1/20	12,599	11,938
2/20	12,182	12,153
3/20	11,065	12,082
4/20	11,745	12,297
5/20	12,027	12,354
6/20	12,197	12,432
7/20	12,596	12,617
8/20	12,879	12,515
9/20	12,693	12,509
10/20	12,577	12,453
11/20	13,291	12,575
12/20	13,617	12,592
1/21	13,531	12,502
2/21	13,681	12,321
3/21	13,852	12,168
4/21	14,247	12,264
5/21	14,353	12,304
6/21	14,496	12,390
7/21	14,603	12,529
8/21	14,731	12,505
9/21	14,363	12,397
10/21	14,706	12,393
11/21	14,481	12,430
12/21	14,783	12,398
1/22	14,294	12,131
2/22	13,952	11,996
3/22	13,968	11,662
4/22	13,205	11,220
5/22	13,273	11,292
6/22	12,562	11,115
7/22	13,179	11,387
8/22	12,791	11,065
9/22	11,983	10,587
10/22	12,223	10,450
11/22	12,819	10,834
12/22	12,529	10,785
1/23	13,110	11,117
2/23	12,754	10,829
3/23	12,952	11,104
4/23	13,083	11,172
5/23	12,940	11,050
6/23	13,239	11,011
7/23	13,429	11,003
8/23	13,251	10,933
9/23	12,826	10,655
10/23	12,576	10,487
11/23	13,363	10,962
12/23	13,905	11,381
1/24	13,954	11,350
2/24	14,135	11,190
3/24	14,391	11,293
4/24	13,980	11,008
5/24	14,342	11,194
6/24	14,500	11,300
7/24	14,791	11,564
8/24	15,057	11,731
9/24	15,274	11,888
10/24	14,983	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	19.14%	4.11%	4.13%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,858,843
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$4,970

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.15%
Domestic Equity Funds	34.50%
International Equity Funds	6.28%
Specialty Funds	2.52%
Money Market Funds	0.58%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV890ARR1-0

R-3

PCBPX

SAM Conservative Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$93	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $15,449	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,090	10,071
12/14	10,039	10,080
1/15	10,023	10,292
2/15	10,240	10,195
3/15	10,217	10,242
4/15	10,242	10,206
5/15	10,293	10,181
6/15	10,150	10,070
7/15	10,217	10,140
8/15	9,906	10,125
9/15	9,781	10,194
10/15	10,059	10,196
11/15	10,042	10,169
12/15	9,896	10,136
1/16	9,683	10,275
2/16	9,665	10,348
3/16	10,023	10,443
4/16	10,095	10,483
5/16	10,148	10,486
6/16	10,217	10,674
7/16	10,431	10,742
8/16	10,458	10,730
9/16	10,491	10,723
10/16	10,356	10,641
11/16	10,347	10,390
12/16	10,451	10,404
1/17	10,606	10,425
2/17	10,771	10,495
3/17	10,781	10,489
4/17	10,891	10,570
5/17	10,982	10,651
6/17	10,997	10,641
7/17	11,153	10,687
8/17	11,199	10,782
9/17	11,304	10,731
10/17	11,396	10,737
11/17	11,479	10,723
12/17	11,566	10,773
1/18	11,767	10,649
2/18	11,490	10,548
3/18	11,444	10,615
4/18	11,463	10,536
5/18	11,520	10,611
6/18	11,511	10,598
7/18	11,665	10,601
8/18	11,742	10,669
9/18	11,717	10,600
10/18	11,311	10,517
11/18	11,389	10,579
12/18	11,067	10,774
1/19	11,518	10,888
2/19	11,661	10,882
3/19	11,819	11,091
4/19	12,004	11,094
5/19	11,798	11,291
6/19	12,163	11,432
7/19	12,214	11,458
8/19	12,235	11,755
9/19	12,311	11,692
10/19	12,446	11,727
11/19	12,570	11,721
12/19	12,756	11,713
1/20	12,798	11,938
2/20	12,386	12,153
3/20	11,249	12,082
4/20	11,939	12,297
5/20	12,236	12,354
6/20	12,408	12,432
7/20	12,823	12,617
8/20	13,111	12,515
9/20	12,922	12,509
10/20	12,815	12,453
11/20	13,541	12,575
12/20	13,874	12,592
1/21	13,788	12,502
2/21	13,940	12,321
3/21	14,135	12,168
4/21	14,526	12,264
5/21	14,635	12,304
6/21	14,791	12,390
7/21	14,911	12,529
8/21	15,052	12,505
9/21	14,668	12,397
10/21	15,017	12,393
11/21	14,799	12,430
12/21	15,107	12,398
1/22	14,619	12,131
2/22	14,271	11,996
3/22	14,286	11,662
4/22	13,519	11,220
5/22	13,577	11,292
6/22	12,860	11,115
7/22	13,502	11,387
8/22	13,105	11,065
9/22	12,278	10,587
10/22	12,524	10,450
11/22	13,145	10,834
12/22	12,849	10,785
1/23	13,456	11,117
2/23	13,092	10,829
3/23	13,295	11,104
4/23	13,429	11,172
5/23	13,283	11,050
6/23	13,598	11,011
7/23	13,793	11,003
8/23	13,622	10,933
9/23	13,186	10,655
10/23	12,929	10,487
11/23	13,736	10,962
12/23	14,304	11,381
1/24	14,366	11,350
2/24	14,552	11,190
3/24	14,818	11,293
4/24	14,395	11,008
5/24	14,768	11,194
6/24	14,941	11,300
7/24	15,253	11,564
8/24	15,527	11,731
9/24	15,749	11,888
10/24	15,449	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	19.49%	4.42%	4.45%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,858,843
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$4,970

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.15%
Domestic Equity Funds	34.50%
International Equity Funds	6.28%
Specialty Funds	2.52%
Money Market Funds	0.58%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV890ARR3-0

R-4

PCBLX

SAM Conservative Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$73	0.66%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $15,753	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,089	10,071
12/14	10,044	10,080
1/15	10,036	10,292
2/15	10,245	10,195
3/15	10,226	10,242
4/15	10,252	10,206
5/15	10,302	10,181
6/15	10,164	10,070
7/15	10,231	10,140
8/15	9,920	10,125
9/15	9,799	10,194
10/15	10,077	10,196
11/15	10,061	10,169
12/15	9,918	10,136
1/16	9,705	10,275
2/16	9,696	10,348
3/16	10,051	10,443
4/16	10,122	10,483
5/16	10,184	10,486
6/16	10,249	10,674
7/16	10,463	10,742
8/16	10,499	10,730
9/16	10,528	10,723
10/16	10,393	10,641
11/16	10,393	10,390
12/16	10,496	10,404
1/17	10,661	10,425
2/17	10,826	10,495
3/17	10,841	10,489
4/17	10,942	10,570
5/17	11,043	10,651
6/17	11,053	10,641
7/17	11,219	10,687
8/17	11,265	10,782
9/17	11,376	10,731
10/17	11,469	10,737
11/17	11,552	10,723
12/17	11,636	10,773
1/18	11,847	10,649
2/18	11,559	10,548
3/18	11,519	10,615
4/18	11,538	10,536
5/18	11,606	10,611
6/18	11,593	10,598
7/18	11,748	10,601
8/18	11,825	10,669
9/18	11,815	10,600
10/18	11,397	10,517
11/18	11,475	10,579
12/18	11,155	10,774
1/19	11,619	10,888
2/19	11,753	10,882
3/19	11,918	11,091
4/19	12,115	11,094
5/19	11,908	11,291
6/19	12,265	11,432
7/19	12,327	11,458
8/19	12,348	11,755
9/19	12,429	11,692
10/19	12,565	11,727
11/19	12,690	11,721
12/19	12,884	11,713
1/20	12,926	11,938
2/20	12,510	12,153
3/20	11,373	12,082
4/20	12,069	12,297
5/20	12,369	12,354
6/20	12,538	12,432
7/20	12,968	12,617
8/20	13,258	12,515
9/20	13,073	12,509
10/20	12,965	12,453
11/20	13,698	12,575
12/20	14,031	12,592
1/21	13,954	12,502
2/21	14,119	12,321
3/21	14,301	12,168
4/21	14,719	12,264
5/21	14,829	12,304
6/21	14,982	12,390
7/21	15,103	12,529
8/21	15,246	12,505
9/21	14,865	12,397
10/21	15,230	12,393
11/21	14,998	12,430
12/21	15,327	12,398
1/22	14,821	12,131
2/22	14,480	11,996
3/22	14,493	11,662
4/22	13,715	11,220
5/22	13,786	11,292
6/22	13,056	11,115
7/22	13,694	11,387
8/22	13,304	11,065
9/22	12,472	10,587
10/22	12,721	10,450
11/22	13,351	10,834
12/22	13,045	10,785
1/23	13,660	11,117
2/23	13,303	10,829
3/23	13,512	11,104
4/23	13,648	11,172
5/23	13,512	11,050
6/23	13,827	11,011
7/23	14,025	11,003
8/23	13,851	10,933
9/23	13,415	10,655
10/23	13,154	10,487
11/23	13,987	10,962
12/23	14,557	11,381
1/24	14,620	11,350
2/24	14,809	11,190
3/24	15,084	11,293
4/24	14,655	11,008
5/24	15,046	11,194
6/24	15,217	11,300
7/24	15,534	11,564
8/24	15,812	11,731
9/24	16,046	11,888
10/24	15,753	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	19.76%	4.63%	4.65%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,858,843
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$4,970

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.15%
Domestic Equity Funds	34.50%
International Equity Funds	6.28%
Specialty Funds	2.52%
Money Market Funds	0.58%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV890ARR4-0

R-5

PCBFX

SAM Conservative Balanced Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$59	0.54%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $15,938	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,098	10,071
12/14	10,047	10,080
1/15	10,039	10,292
2/15	10,256	10,195
3/15	10,233	10,242
4/15	10,267	10,206
5/15	10,309	10,181
6/15	10,173	10,070
7/15	10,241	10,140
8/15	9,937	10,125
9/15	9,811	10,194
10/15	10,090	10,196
11/15	10,082	10,169
12/15	9,934	10,136
1/16	9,721	10,275
2/16	9,712	10,348
3/16	10,070	10,443
4/16	10,141	10,483
5/16	10,204	10,486
6/16	10,271	10,674
7/16	10,486	10,742
8/16	10,522	10,730
9/16	10,554	10,723
10/16	10,420	10,641
11/16	10,420	10,390
12/16	10,525	10,404
1/17	10,681	10,425
2/17	10,856	10,495
3/17	10,865	10,489
4/17	10,976	10,570
5/17	11,077	10,651
6/17	11,091	10,641
7/17	11,257	10,687
8/17	11,303	10,782
9/17	11,418	10,731
10/17	11,510	10,737
11/17	11,594	10,723
12/17	11,682	10,773
1/18	11,894	10,649
2/18	11,605	10,548
3/18	11,567	10,615
4/18	11,587	10,536
5/18	11,655	10,611
6/18	11,645	10,598
7/18	11,801	10,601
8/18	11,888	10,669
9/18	11,871	10,600
10/18	11,451	10,517
11/18	11,530	10,579
12/18	11,212	10,774
1/19	11,679	10,888
2/19	11,824	10,882
3/19	11,982	11,091
4/19	12,180	11,094
5/19	11,971	11,291
6/19	12,340	11,432
7/19	12,403	11,458
8/19	12,423	11,755
9/19	12,510	11,692
10/19	12,646	11,727
11/19	12,773	11,721
12/19	12,971	11,713
1/20	13,014	11,938
2/20	12,595	12,153
3/20	11,454	12,082
4/20	12,144	12,297
5/20	12,457	12,354
6/20	12,630	12,432
7/20	13,052	12,617
8/20	13,355	12,515
9/20	13,163	12,509
10/20	13,054	12,453
11/20	13,803	12,575
12/20	14,143	12,592
1/21	14,066	12,502
2/21	14,221	12,321
3/21	14,420	12,168
4/21	14,830	12,264
5/21	14,952	12,304
6/21	15,111	12,390
7/21	15,234	12,529
8/21	15,378	12,505
9/21	14,997	12,397
10/21	15,353	12,393
11/21	15,131	12,430
12/21	15,456	12,398
1/22	14,958	12,131
2/22	14,614	11,996
3/22	14,629	11,662
4/22	13,844	11,220
5/22	13,904	11,292
6/22	13,170	11,115
7/22	13,827	11,387
8/22	13,433	11,065
9/22	12,585	10,587
10/22	12,849	10,450
11/22	13,485	10,834
12/22	13,180	10,785
1/23	13,801	11,117
2/23	13,441	10,829
3/23	13,646	11,104
4/23	13,796	11,172
5/23	13,646	11,050
6/23	13,968	11,011
7/23	14,181	11,003
8/23	14,006	10,933
9/23	13,556	10,655
10/23	13,292	10,487
11/23	14,134	10,962
12/23	14,728	11,381
1/24	14,778	11,350
2/24	14,969	11,190
3/24	15,252	11,293
4/24	14,831	11,008
5/24	15,214	11,194
6/24	15,391	11,300
7/24	15,724	11,564
8/24	16,007	11,731
9/24	16,247	11,888
10/24	15,938	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	19.91%	4.74%	4.77%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,858,843
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 19.9%
  Total Advisory Fees Paid (amount in thousands)$4,970

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.15%
Domestic Equity Funds	34.50%
International Equity Funds	6.28%
Specialty Funds	2.52%
Money Market Funds	0.58%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV890ARR5-0

Class A

SAGPX

SAM Conservative Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.59%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $20,009	Russell 3000 Index $32,298
10/14	9,449	10,000
11/14	9,589	10,242
12/14	9,538	10,242
1/15	9,401	9,957
2/15	9,806	10,534
3/15	9,743	10,427
4/15	9,780	10,474
5/15	9,864	10,619
6/15	9,701	10,441
7/15	9,795	10,616
8/15	9,296	9,975
9/15	9,070	9,684
10/15	9,548	10,449
11/15	9,559	10,507
12/15	9,382	10,291
1/16	8,950	9,711
2/16	8,903	9,707
3/16	9,411	10,391
4/16	9,470	10,455
5/16	9,581	10,642
6/16	9,575	10,664
7/16	9,890	11,087
8/16	9,914	11,116
9/16	9,954	11,133
10/16	9,744	10,892
11/16	9,867	11,380
12/16	9,995	11,602
1/17	10,236	11,820
2/17	10,490	12,260
3/17	10,538	12,268
4/17	10,695	12,398
5/17	10,828	12,525
6/17	10,882	12,638
7/17	11,129	12,876
8/17	11,196	12,901
9/17	11,425	13,216
10/17	11,612	13,504
11/17	11,799	13,914
12/17	11,927	14,053
1/18	12,418	14,794
2/18	11,947	14,249
3/18	11,829	13,963
4/18	11,888	14,016
5/18	11,993	14,412
6/18	11,960	14,506
7/18	12,261	14,987
8/18	12,392	15,514
9/18	12,385	15,539
10/18	11,626	14,395
11/18	11,803	14,683
12/18	11,091	13,317
1/19	11,837	14,460
2/19	12,099	14,968
3/19	12,271	15,187
4/19	12,636	15,793
5/19	12,099	14,771
6/19	12,734	15,809
7/19	12,816	16,044
8/19	12,696	15,717
9/19	12,890	15,993
10/19	13,107	16,337
11/19	13,361	16,958
12/19	13,701	17,447
1/20	13,655	17,428
2/20	12,770	16,002
3/20	11,077	13,801
4/20	12,133	15,629
5/20	12,599	16,465
6/20	12,847	16,841
7/20	13,476	17,797
8/20	14,043	19,087
9/20	13,709	18,392
10/20	13,515	17,995
11/20	14,819	20,184
12/20	15,419	21,092
1/21	15,298	20,998
2/21	15,724	21,654
3/21	16,157	22,431
4/21	16,863	23,587
5/21	17,056	23,695
6/21	17,297	24,279
7/21	17,441	24,689
8/21	17,746	25,393
9/21	17,032	24,254
10/21	17,818	25,894
11/21	17,425	25,500
12/21	18,073	26,504
1/22	17,220	24,945
2/22	16,689	24,317
3/22	16,932	25,105
4/22	15,661	22,852
5/22	15,783	22,822
6/22	14,617	20,912
7/22	15,653	22,874
8/22	15,052	22,021
9/22	13,746	19,979
10/22	14,486	21,617
11/22	15,461	22,745
12/22	14,802	21,414
1/23	15,746	22,888
2/23	15,259	22,353
3/23	15,542	22,951
4/23	15,775	23,196
5/23	15,620	23,286
6/23	16,418	24,876
7/23	16,866	25,768
8/23	16,554	25,270
9/23	15,873	24,067
10/23	15,493	23,429
11/23	16,798	25,613
12/23	17,604	26,972
1/24	17,742	27,271
2/24	18,383	28,747
3/24	18,895	29,674
4/24	18,215	28,369
5/24	18,885	29,709
6/24	19,171	30,629
7/24	19,575	31,198
8/24	20,009	31,877
9/24	20,344	32,537
10/24	20,009	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	29.15%	8.83%	7.79%
Class A Shares Including Sales Charge	22.02%	7.61%	7.18%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,215,574
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate 18.3%
  Total Advisory Fees Paid (amount in thousands)$8,552

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.37%
Fixed Income Funds	14.74%
International Equity Funds	12.93%
Specialty Funds	3.39%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV891ARA-0

Class C

SCGPX

SAM Conservative Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.37%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $19,925	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,140	10,242
12/14	10,081	10,242
1/15	9,934	9,957
2/15	10,351	10,534
3/15	10,280	10,427
4/15	10,315	10,474
5/15	10,392	10,619
6/15	10,216	10,441
7/15	10,310	10,616
8/15	9,776	9,975
9/15	9,535	9,684
10/15	10,028	10,449
11/15	10,034	10,507
12/15	9,846	10,291
1/16	9,384	9,711
2/16	9,325	9,707
3/16	9,859	10,391
4/16	9,912	10,455
5/16	10,022	10,642
6/16	10,009	10,664
7/16	10,329	11,087
8/16	10,348	11,116
9/16	10,387	11,133
10/16	10,159	10,892
11/16	10,283	11,380
12/16	10,409	11,602
1/17	10,651	11,820
2/17	10,912	12,260
3/17	10,952	12,268
4/17	11,106	12,398
5/17	11,240	12,525
6/17	11,287	12,638
7/17	11,541	12,876
8/17	11,602	12,901
9/17	11,829	13,216
10/17	12,010	13,504
11/17	12,205	13,914
12/17	12,324	14,053
1/18	12,824	14,794
2/18	12,331	14,249
3/18	12,200	13,963
4/18	12,251	14,016
5/18	12,360	14,412
6/18	12,316	14,506
7/18	12,621	14,987
8/18	12,737	15,514
9/18	12,730	15,539
10/18	11,939	14,395
11/18	12,113	14,683
12/18	11,378	13,317
1/19	12,134	14,460
2/19	12,391	14,968
3/19	12,557	15,187
4/19	12,923	15,793
5/19	12,374	14,771
6/19	13,006	15,809
7/19	13,080	16,044
8/19	12,947	15,717
9/19	13,147	15,993
10/19	13,363	16,337
11/19	13,612	16,958
12/19	13,943	17,447
1/20	13,891	17,428
2/20	12,981	16,002
3/20	11,254	13,801
4/20	12,319	15,629
5/20	12,783	16,465
6/20	13,023	16,841
7/20	13,651	17,797
8/20	14,218	19,087
9/20	13,874	18,392
10/20	13,668	17,995
11/20	14,974	20,184
12/20	15,572	21,092
1/21	15,448	20,998
2/21	15,864	21,654
3/21	16,279	22,431
4/21	16,987	23,587
5/21	17,164	23,695
6/21	17,403	24,279
7/21	17,536	24,689
8/21	17,828	25,393
9/21	17,102	24,254
10/21	17,881	25,894
11/21	17,474	25,500
12/21	18,107	26,504
1/22	17,244	24,945
2/22	16,697	24,317
3/22	16,937	25,105
4/22	15,652	22,852
5/22	15,767	22,822
6/22	14,587	20,912
7/22	15,613	22,874
8/22	15,009	22,021
9/22	13,695	19,979
10/22	14,414	21,617
11/22	15,396	22,745
12/22	14,739	21,414
1/23	15,680	22,888
2/23	15,195	22,353
3/23	15,476	22,951
4/23	15,709	23,196
5/23	15,554	23,286
6/23	16,349	24,876
7/23	16,795	25,768
8/23	16,485	25,270
9/23	15,806	24,067
10/23	15,428	23,429
11/23	16,727	25,613
12/23	17,530	26,972
1/24	17,667	27,271
2/24	18,305	28,747
3/24	18,816	29,674
4/24	18,138	28,369
5/24	18,806	29,709
6/24	19,090	30,629
7/24	19,493	31,198
8/24	19,925	31,877
9/24	20,258	32,537
10/24	19,925	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	28.12%	7.98%	7.14%
Class C Shares Including Sales Charge	27.12%	7.98%	7.14%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,215,574
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate 18.3%
  Total Advisory Fees Paid (amount in thousands)$8,552

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.37%
Fixed Income Funds	14.74%
International Equity Funds	12.93%
Specialty Funds	3.39%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV891ARC-0

Class J

PCGJX

SAM Conservative Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$49	0.43%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $21,505	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,153	10,242
12/14	10,091	10,242
1/15	9,954	9,957
2/15	10,383	10,534
3/15	10,315	10,427
4/15	10,355	10,474
5/15	10,441	10,619
6/15	10,269	10,441
7/15	10,372	10,616
8/15	9,845	9,975
9/15	9,610	9,684
10/15	10,114	10,449
11/15	10,126	10,507
12/15	9,942	10,291
1/16	9,482	9,711
2/16	9,431	9,707
3/16	9,974	10,391
4/16	10,038	10,455
5/16	10,160	10,642
6/16	10,153	10,664
7/16	10,485	11,087
8/16	10,517	11,116
9/16	10,562	11,133
10/16	10,332	10,892
11/16	10,466	11,380
12/16	10,604	11,602
1/17	10,862	11,820
2/17	11,134	12,260
3/17	11,187	12,268
4/17	11,352	12,398
5/17	11,498	12,525
6/17	11,551	12,638
7/17	11,822	12,876
8/17	11,895	12,901
9/17	12,140	13,216
10/17	12,338	13,504
11/17	12,537	13,914
12/17	12,672	14,053
1/18	13,198	14,794
2/18	12,701	14,249
3/18	12,578	13,963
4/18	12,643	14,016
5/18	12,758	14,412
6/18	12,722	14,506
7/18	13,047	14,987
8/18	13,184	15,514
9/18	13,184	15,539
10/18	12,376	14,395
11/18	12,564	14,683
12/18	11,808	13,317
1/19	12,604	14,460
2/19	12,877	14,968
3/19	13,068	15,187
4/19	13,457	15,793
5/19	12,894	14,771
6/19	13,565	15,809
7/19	13,656	16,044
8/19	13,532	15,717
9/19	13,739	15,993
10/19	13,980	16,337
11/19	14,245	16,958
12/19	14,615	17,447
1/20	14,564	17,428
2/20	13,622	16,002
3/20	11,824	13,801
4/20	12,947	15,629
5/20	13,449	16,465
6/20	13,717	16,841
7/20	14,382	17,797
8/20	14,996	19,087
9/20	14,633	18,392
10/20	14,434	17,995
11/20	15,826	20,184
12/20	16,468	21,092
1/21	16,342	20,998
2/21	16,800	21,654
3/21	17,257	22,431
4/21	18,019	23,587
5/21	18,225	23,695
6/21	18,494	24,279
7/21	18,646	24,689
8/21	18,969	25,393
9/21	18,216	24,254
10/21	19,059	25,894
11/21	18,637	25,500
12/21	19,337	26,504
1/22	18,418	24,945
2/22	17,851	24,317
3/22	18,125	25,105
4/22	16,766	22,852
5/22	16,903	22,822
6/22	15,651	20,912
7/22	16,756	22,874
8/22	16,121	22,021
9/22	14,723	19,979
10/22	15,515	21,617
11/22	16,561	22,745
12/22	15,858	21,414
1/23	16,872	22,888
2/23	16,354	22,353
3/23	16,663	22,951
4/23	16,905	23,196
5/23	16,740	23,286
6/23	17,599	24,876
7/23	18,084	25,768
8/23	17,754	25,270
9/23	17,026	24,067
10/23	16,630	23,429
11/23	18,018	25,613
12/23	18,899	26,972
1/24	19,045	27,271
2/24	19,727	28,747
3/24	20,286	29,674
4/24	19,559	28,369
5/24	20,286	29,709
6/24	20,588	30,629
7/24	21,035	31,198
8/24	21,494	31,877
9/24	21,863	32,537
10/24	21,505	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	29.32%	9.00%	7.96%
Class J Shares Including Sales Charge	28.32%	9.00%	7.96%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,215,574
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate 18.3%
  Total Advisory Fees Paid (amount in thousands)$8,552

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.37%
Fixed Income Funds	14.74%
International Equity Funds	12.93%
Specialty Funds	3.39%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV891ARJ-0

Institutional

PCWIX

SAM Conservative Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.30%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $21,872	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,151	10,242
12/14	10,102	10,242
1/15	9,960	9,957
2/15	10,391	10,534
3/15	10,329	10,427
4/15	10,369	10,474
5/15	10,460	10,619
6/15	10,289	10,441
7/15	10,397	10,616
8/15	9,864	9,975
9/15	9,631	9,684
10/15	10,142	10,449
11/15	10,153	10,507
12/15	9,972	10,291
1/16	9,509	9,711
2/16	9,465	9,707
3/16	10,010	10,391
4/16	10,074	10,455
5/16	10,194	10,642
6/16	10,194	10,664
7/16	10,530	11,087
8/16	10,562	11,116
9/16	10,606	11,133
10/16	10,384	10,892
11/16	10,517	11,380
12/16	10,661	11,602
1/17	10,918	11,820
2/17	11,194	12,260
3/17	11,246	12,268
4/17	11,417	12,398
5/17	11,562	12,525
6/17	11,621	12,638
7/17	11,891	12,876
8/17	11,970	12,901
9/17	12,213	13,216
10/17	12,417	13,504
11/17	12,621	13,914
12/17	12,759	14,053
1/18	13,289	14,794
2/18	12,787	14,249
3/18	12,666	13,963
4/18	12,730	14,016
5/18	12,852	14,412
6/18	12,816	14,506
7/18	13,146	14,987
8/18	13,282	15,514
9/18	13,282	15,539
10/18	12,472	14,395
11/18	12,658	14,683
12/18	11,904	13,317
1/19	12,711	14,460
2/19	12,991	14,968
3/19	13,180	15,187
4/19	13,575	15,793
5/19	13,007	14,771
6/19	13,691	15,809
7/19	13,781	16,044
8/19	13,658	15,717
9/19	13,872	15,993
10/19	14,111	16,337
11/19	14,382	16,958
12/19	14,754	17,447
1/20	14,711	17,428
2/20	13,757	16,002
3/20	11,944	13,801
4/20	13,078	15,629
5/20	13,585	16,465
6/20	13,860	16,841
7/20	14,531	17,797
8/20	15,158	19,087
9/20	14,797	18,392
10/20	14,591	17,995
11/20	16,000	20,184
12/20	16,651	21,092
1/21	16,526	20,998
2/21	16,989	21,654
3/21	17,462	22,431
4/21	18,229	23,587
5/21	18,443	23,695
6/21	18,711	24,279
7/21	18,871	24,689
8/21	19,210	25,393
9/21	18,443	24,254
10/21	19,299	25,894
11/21	18,871	25,500
12/21	19,585	26,504
1/22	18,661	24,945
2/22	18,087	24,317
3/22	18,359	25,105
4/22	16,988	22,852
5/22	17,124	22,822
6/22	15,860	20,912
7/22	16,988	22,874
8/22	16,346	22,021
9/22	14,936	19,979
10/22	15,734	21,617
11/22	16,803	22,745
12/22	16,090	21,414
1/23	17,120	22,888
2/23	16,594	22,353
3/23	16,912	22,951
4/23	17,164	23,196
5/23	16,999	23,286
6/23	17,875	24,876
7/23	18,357	25,768
8/23	18,029	25,270
9/23	17,295	24,067
10/23	16,890	23,429
11/23	18,314	25,613
12/23	19,202	26,972
1/24	19,347	27,271
2/24	20,048	28,747
3/24	20,615	29,674
4/24	19,881	28,369
5/24	20,615	29,709
6/24	20,927	30,629
7/24	21,383	31,198
8/24	21,861	31,877
9/24	22,240	32,537
10/24	21,872	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	29.50%	9.16%	8.14%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,215,574
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate 18.3%
  Total Advisory Fees Paid (amount in thousands)$8,552

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.37%
Fixed Income Funds	14.74%
International Equity Funds	12.93%
Specialty Funds	3.39%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV891ARI-0

R-1

PCGGX

SAM Conservative Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$132	1.16%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $20,052	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,148	10,242
12/14	10,085	10,242
1/15	9,942	9,957
2/15	10,365	10,534
3/15	10,291	10,427
4/15	10,325	10,474
5/15	10,411	10,619
6/15	10,234	10,441
7/15	10,331	10,616
8/15	9,798	9,975
9/15	9,558	9,684
10/15	10,056	10,449
11/15	10,062	10,507
12/15	9,875	10,291
1/16	9,412	9,711
2/16	9,355	9,707
3/16	9,888	10,391
4/16	9,945	10,455
5/16	10,059	10,642
6/16	10,047	10,664
7/16	10,370	11,087
8/16	10,396	11,116
9/16	10,434	11,133
10/16	10,205	10,892
11/16	10,332	11,380
12/16	10,457	11,602
1/17	10,711	11,820
2/17	10,965	12,260
3/17	11,018	12,268
4/17	11,174	12,398
5/17	11,311	12,525
6/17	11,357	12,638
7/17	11,611	12,876
8/17	11,676	12,901
9/17	11,911	13,216
10/17	12,094	13,504
11/17	12,290	13,914
12/17	12,415	14,053
1/18	12,915	14,794
2/18	12,422	14,249
3/18	12,295	13,963
4/18	12,351	14,016
5/18	12,457	14,412
6/18	12,415	14,506
7/18	12,725	14,987
8/18	12,852	15,514
9/18	12,845	15,539
10/18	12,048	14,395
11/18	12,218	14,683
12/18	11,482	13,317
1/19	12,250	14,460
2/19	12,514	14,968
3/19	12,690	15,187
4/19	13,058	15,793
5/19	12,498	14,771
6/19	13,146	15,809
7/19	13,226	16,044
8/19	13,098	15,717
9/19	13,290	15,993
10/19	13,514	16,337
11/19	13,762	16,958
12/19	14,112	17,447
1/20	14,054	17,428
2/20	13,134	16,002
3/20	11,393	13,801
4/20	12,471	15,629
5/20	12,943	16,465
6/20	13,192	16,841
7/20	13,830	17,797
8/20	14,411	19,087
9/20	14,054	18,392
10/20	13,847	17,995
11/20	15,174	20,184
12/20	15,784	21,092
1/21	15,655	20,998
2/21	16,083	21,654
3/21	16,520	22,431
4/21	17,230	23,587
5/21	17,418	23,695
6/21	17,667	24,279
7/21	17,804	24,689
8/21	18,103	25,393
9/21	17,367	24,254
10/21	18,163	25,894
11/21	17,752	25,500
12/21	18,408	26,504
1/22	17,527	24,945
2/22	16,980	24,317
3/22	17,221	25,105
4/22	15,923	22,852
5/22	16,043	22,822
6/22	14,847	20,912
7/22	15,885	22,874
8/22	15,273	22,021
9/22	13,947	19,979
10/22	14,680	21,617
11/22	15,663	22,745
12/22	14,992	21,414
1/23	15,936	22,888
2/23	15,438	22,353
3/23	15,718	22,951
4/23	15,947	23,196
5/23	15,781	23,286
6/23	16,580	24,876
7/23	17,016	25,768
8/23	16,705	25,270
9/23	16,009	24,067
10/23	15,625	23,429
11/23	16,923	25,613
12/23	17,734	26,972
1/24	17,859	27,271
2/24	18,496	28,747
3/24	18,998	29,674
4/24	18,319	28,369
5/24	18,977	29,709
6/24	19,248	30,629
7/24	19,656	31,198
8/24	20,073	31,877
9/24	20,408	32,537
10/24	20,052	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	28.34%	8.21%	7.21%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,215,574
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate 18.3%
  Total Advisory Fees Paid (amount in thousands)$8,552

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.37%
Fixed Income Funds	14.74%
International Equity Funds	12.93%
Specialty Funds	3.39%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV891ARR1-0

R-3

PCGPX

SAM Conservative Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$97	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $20,680	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,147	10,242
12/14	10,090	10,242
1/15	9,946	9,957
2/15	10,370	10,534
3/15	10,301	10,427
4/15	10,341	10,474
5/15	10,421	10,619
6/15	10,250	10,441
7/15	10,347	10,616
8/15	9,815	9,975
9/15	9,580	9,684
10/15	10,084	10,449
11/15	10,090	10,507
12/15	9,902	10,291
1/16	9,443	9,711
2/16	9,392	9,707
3/16	9,927	10,391
4/16	9,991	10,455
5/16	10,106	10,642
6/16	10,093	10,664
7/16	10,424	11,087
8/16	10,449	11,116
9/16	10,488	11,133
10/16	10,265	10,892
11/16	10,392	11,380
12/16	10,524	11,602
1/17	10,780	11,820
2/17	11,042	12,260
3/17	11,095	12,268
4/17	11,252	12,398
5/17	11,397	12,525
6/17	11,443	12,638
7/17	11,705	12,876
8/17	11,771	12,901
9/17	12,014	13,216
10/17	12,204	13,504
11/17	12,401	13,914
12/17	12,526	14,053
1/18	13,039	14,794
2/18	12,547	14,249
3/18	12,419	13,963
4/18	12,476	14,016
5/18	12,590	14,412
6/18	12,554	14,506
7/18	12,868	14,987
8/18	12,996	15,514
9/18	12,996	15,539
10/18	12,191	14,395
11/18	12,369	14,683
12/18	11,621	13,317
1/19	12,404	14,460
2/19	12,673	14,968
3/19	12,852	15,187
4/19	13,236	15,793
5/19	12,673	14,771
6/19	13,333	15,809
7/19	13,415	16,044
8/19	13,285	15,717
9/19	13,488	15,993
10/19	13,717	16,337
11/19	13,978	16,958
12/19	14,330	17,447
1/20	14,280	17,428
2/20	13,348	16,002
3/20	11,586	13,801
4/20	12,679	15,629
5/20	13,162	16,465
6/20	13,424	16,841
7/20	14,068	17,797
8/20	14,669	19,087
9/20	14,305	18,392
10/20	14,102	17,995
11/20	15,457	20,184
12/20	16,086	21,092
1/21	15,955	20,998
2/21	16,393	21,654
3/21	16,839	22,431
4/21	17,574	23,587
5/21	17,776	23,695
6/21	18,021	24,279
7/21	18,169	24,689
8/21	18,485	25,393
9/21	17,732	24,254
10/21	18,555	25,894
11/21	18,134	25,500
12/21	18,804	26,504
1/22	17,910	24,945
2/22	17,359	24,317
3/22	17,615	25,105
4/22	16,284	22,852
5/22	16,408	22,822
6/22	15,191	20,912
7/22	16,265	22,874
8/22	15,638	22,021
9/22	14,279	19,979
10/22	15,039	21,617
11/22	16,056	22,745
12/22	15,368	21,414
1/23	16,338	22,888
2/23	15,837	22,353
3/23	16,125	22,951
4/23	16,360	23,196
5/23	16,200	23,286
6/23	17,021	24,876
7/23	17,480	25,768
8/23	17,160	25,270
9/23	16,445	24,067
10/23	16,061	23,429
11/23	17,405	25,613
12/23	18,234	26,972
1/24	18,374	27,271
2/24	19,031	28,747
3/24	19,549	29,674
4/24	18,859	28,369
5/24	19,538	29,709
6/24	19,829	30,629
7/24	20,249	31,198
8/24	20,691	31,877
9/24	21,036	32,537
10/24	20,680	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	28.76%	8.56%	7.54%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,215,574
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate 18.3%
  Total Advisory Fees Paid (amount in thousands)$8,552

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.37%
Fixed Income Funds	14.74%
International Equity Funds	12.93%
Specialty Funds	3.39%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV891ARR3-0

R-4

PCWSX

SAM Conservative Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$76	0.66%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $21,074	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,146	10,242
12/14	10,090	10,242
1/15	9,948	9,957
2/15	10,374	10,534
3/15	10,311	10,427
4/15	10,351	10,474
5/15	10,436	10,619
6/15	10,260	10,441
7/15	10,362	10,616
8/15	9,834	9,975
9/15	9,595	9,684
10/15	10,101	10,449
11/15	10,112	10,507
12/15	9,924	10,291
1/16	9,469	9,711
2/16	9,412	9,707
3/16	9,956	10,391
4/16	10,019	10,455
5/16	10,133	10,642
6/16	10,127	10,664
7/16	10,456	11,087
8/16	10,487	11,116
9/16	10,531	11,133
10/16	10,304	10,892
11/16	10,437	11,380
12/16	10,571	11,602
1/17	10,826	11,820
2/17	11,094	12,260
3/17	11,146	12,268
4/17	11,309	12,398
5/17	11,453	12,525
6/17	11,505	12,638
7/17	11,767	12,876
8/17	11,839	12,901
9/17	12,081	13,216
10/17	12,270	13,504
11/17	12,473	13,914
12/17	12,602	14,053
1/18	13,120	14,794
2/18	12,623	14,249
3/18	12,503	13,963
4/18	12,559	14,016
5/18	12,673	14,412
6/18	12,637	14,506
7/18	12,957	14,987
8/18	13,092	15,514
9/18	13,092	15,539
10/18	12,290	14,395
11/18	12,467	14,683
12/18	11,714	13,317
1/19	12,510	14,460
2/19	12,778	14,968
3/19	12,965	15,187
4/19	13,347	15,793
5/19	12,786	14,771
6/19	13,452	15,809
7/19	13,542	16,044
8/19	13,412	15,717
9/19	13,615	15,993
10/19	13,850	16,337
11/19	14,110	16,958
12/19	14,471	17,447
1/20	14,420	17,428
2/20	13,484	16,002
3/20	11,703	13,801
4/20	12,809	15,629
5/20	13,306	16,465
6/20	13,568	16,841
7/20	14,226	17,797
8/20	14,825	19,087
9/20	14,471	18,392
10/20	14,268	17,995
11/20	15,644	20,184
12/20	16,271	21,092
1/21	16,149	20,998
2/21	16,594	21,654
3/21	17,048	22,431
4/21	17,790	23,587
5/21	17,991	23,695
6/21	18,253	24,279
7/21	18,401	24,689
8/21	18,724	25,393
9/21	17,965	24,254
10/21	18,803	25,894
11/21	18,384	25,500
12/21	19,066	26,504
1/22	18,166	24,945
2/22	17,598	24,317
3/22	17,863	25,105
4/22	16,518	22,852
5/22	16,651	22,822
6/22	15,420	20,912
7/22	16,509	22,874
8/22	15,874	22,021
9/22	14,501	19,979
10/22	15,268	21,617
11/22	16,300	22,745
12/22	15,610	21,414
1/23	16,599	22,888
2/23	16,089	22,353
3/23	16,386	22,951
4/23	16,631	23,196
5/23	16,461	23,286
6/23	17,311	24,876
7/23	17,779	25,768
8/23	17,450	25,270
9/23	16,727	24,067
10/23	16,333	23,429
11/23	17,705	25,613
12/23	18,555	26,972
1/24	18,695	27,271
2/24	19,373	28,747
3/24	19,912	29,674
4/24	19,201	28,369
5/24	19,901	29,709
6/24	20,191	30,629
7/24	20,622	31,198
8/24	21,085	31,877
9/24	21,429	32,537
10/24	21,074	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	29.03%	8.76%	7.74%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,215,574
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate 18.3%
  Total Advisory Fees Paid (amount in thousands)$8,552

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.37%
Fixed Income Funds	14.74%
International Equity Funds	12.93%
Specialty Funds	3.39%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV891ARR4-0

R-5

PCWPX

SAM Conservative Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$62	0.54%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $21,331	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,152	10,242
12/14	10,095	10,242
1/15	9,952	9,957
2/15	10,380	10,534
3/15	10,318	10,427
4/15	10,357	10,474
5/15	10,443	10,619
6/15	10,272	10,441
7/15	10,375	10,616
8/15	9,844	9,975
9/15	9,610	9,684
10/15	10,118	10,449
11/15	10,129	10,507
12/15	9,943	10,291
1/16	9,486	9,711
2/16	9,435	9,707
3/16	9,981	10,391
4/16	10,038	10,455
5/16	10,159	10,642
6/16	10,152	10,664
7/16	10,483	11,087
8/16	10,514	11,116
9/16	10,559	11,133
10/16	10,330	10,892
11/16	10,464	11,380
12/16	10,604	11,602
1/17	10,860	11,820
2/17	11,130	12,260
3/17	11,182	12,268
4/17	11,346	12,398
5/17	11,491	12,525
6/17	11,544	12,638
7/17	11,813	12,876
8/17	11,886	12,901
9/17	12,122	13,216
10/17	12,319	13,504
11/17	12,523	13,914
12/17	12,658	14,053
1/18	13,179	14,794
2/18	12,679	14,249
3/18	12,558	13,963
4/18	12,622	14,016
5/18	12,736	14,412
6/18	12,701	14,506
7/18	13,022	14,987
8/18	13,158	15,514
9/18	13,158	15,539
10/18	12,350	14,395
11/18	12,536	14,683
12/18	11,778	13,317
1/19	12,572	14,460
2/19	12,851	14,968
3/19	13,039	15,187
4/19	13,424	15,793
5/19	12,859	14,771
6/19	13,531	15,809
7/19	13,621	16,044
8/19	13,490	15,717
9/19	13,703	15,993
10/19	13,932	16,337
11/19	14,202	16,958
12/19	14,563	17,447
1/20	14,520	17,428
2/20	13,573	16,002
3/20	11,782	13,801
4/20	12,899	15,629
5/20	13,403	16,465
6/20	13,667	16,841
7/20	14,324	17,797
8/20	14,938	19,087
9/20	14,580	18,392
10/20	14,375	17,995
11/20	15,757	20,184
12/20	16,399	21,092
1/21	16,276	20,998
2/21	16,726	21,654
3/21	17,186	22,431
4/21	17,937	23,587
5/21	18,140	23,695
6/21	18,405	24,279
7/21	18,555	24,689
8/21	18,882	25,393
9/21	18,123	24,254
10/21	18,962	25,894
11/21	18,547	25,500
12/21	19,233	26,504
1/22	18,329	24,945
2/22	17,761	24,317
3/22	18,030	25,105
4/22	16,674	22,852
5/22	16,808	22,822
6/22	15,567	20,912
7/22	16,664	22,874
8/22	16,029	22,021
9/22	14,644	19,979
10/22	15,423	21,617
11/22	16,462	22,745
12/22	15,763	21,414
1/23	16,769	22,888
2/23	16,250	22,353
3/23	16,553	22,951
4/23	16,801	23,196
5/23	16,639	23,286
6/23	17,494	24,876
7/23	17,970	25,768
8/23	17,634	25,270
9/23	16,910	24,067
10/23	16,509	23,429
11/23	17,905	25,613
12/23	18,764	26,972
1/24	18,907	27,271
2/24	19,587	28,747
3/24	20,135	29,674
4/24	19,422	28,369
5/24	20,135	29,709
6/24	20,431	30,629
7/24	20,870	31,198
8/24	21,331	31,877
9/24	21,693	32,537
10/24	21,331	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	29.20%	8.89%	7.87%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,215,574
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate 18.3%
  Total Advisory Fees Paid (amount in thousands)$8,552

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.37%
Fixed Income Funds	14.74%
International Equity Funds	12.93%
Specialty Funds	3.39%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV891ARR5-0

Class A

SAUPX

SAM Flexible Income Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.59%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $13,645	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	9,627	10,000
11/14	9,689	10,071
12/14	9,641	10,080
1/15	9,680	10,292
2/15	9,796	10,195
3/15	9,788	10,242
4/15	9,820	10,206
5/15	9,844	10,181
6/15	9,710	10,070
7/15	9,748	10,140
8/15	9,511	10,125
9/15	9,432	10,194
10/15	9,646	10,196
11/15	9,616	10,169
12/15	9,474	10,136
1/16	9,359	10,275
2/16	9,366	10,348
3/16	9,662	10,443
4/16	9,763	10,483
5/16	9,800	10,486
6/16	9,909	10,674
7/16	10,076	10,742
8/16	10,111	10,730
9/16	10,130	10,723
10/16	10,049	10,641
11/16	9,988	10,390
12/16	10,086	10,404
1/17	10,188	10,425
2/17	10,324	10,495
3/17	10,316	10,489
4/17	10,402	10,570
5/17	10,480	10,651
6/17	10,480	10,641
7/17	10,592	10,687
8/17	10,635	10,782
9/17	10,685	10,731
10/17	10,744	10,737
11/17	10,805	10,723
12/17	10,873	10,773
1/18	10,944	10,649
2/18	10,753	10,548
3/18	10,745	10,615
4/18	10,747	10,536
5/18	10,802	10,611
6/18	10,814	10,598
7/18	10,907	10,601
8/18	10,982	10,669
9/18	10,959	10,600
10/18	10,709	10,517
11/18	10,762	10,579
12/18	10,603	10,774
1/19	10,941	10,888
2/19	11,046	10,882
3/19	11,189	11,091
4/19	11,313	11,094
5/19	11,240	11,291
6/19	11,499	11,432
7/19	11,560	11,458
8/19	11,639	11,755
9/19	11,692	11,692
10/19	11,773	11,727
11/19	11,855	11,721
12/19	11,968	11,713
1/20	12,038	11,938
2/20	11,791	12,153
3/20	10,914	12,082
4/20	11,412	12,297
5/20	11,631	12,354
6/20	11,753	12,432
7/20	12,068	12,617
8/20	12,236	12,515
9/20	12,117	12,509
10/20	12,044	12,453
11/20	12,554	12,575
12/20	12,768	12,592
1/21	12,701	12,502
2/21	12,741	12,321
3/21	12,852	12,168
4/21	13,140	12,264
5/21	13,230	12,304
6/21	13,340	12,390
7/21	13,469	12,529
8/21	13,551	12,505
9/21	13,315	12,397
10/21	13,538	12,393
11/21	13,381	12,430
12/21	13,592	12,398
1/22	13,231	12,131
2/22	12,989	11,996
3/22	12,931	11,662
4/22	12,337	11,220
5/22	12,408	11,292
6/22	11,836	11,115
7/22	12,352	11,387
8/22	12,019	11,065
9/22	11,377	10,587
10/22	11,470	10,450
11/22	11,944	10,834
12/22	11,763	10,785
1/23	12,239	11,117
2/23	11,941	10,829
3/23	12,128	11,104
4/23	12,229	11,172
5/23	12,103	11,050
6/23	12,259	11,011
7/23	12,371	11,003
8/23	12,256	10,933
9/23	11,914	10,655
10/23	11,705	10,487
11/23	12,344	10,962
12/23	12,828	11,381
1/24	12,869	11,350
2/24	12,923	11,190
3/24	13,121	11,293
4/24	12,788	11,008
5/24	13,076	11,194
6/24	13,208	11,300
7/24	13,486	11,564
8/24	13,719	11,731
9/24	13,906	11,888
10/24	13,645	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	16.58%	3.00%	3.55%
Class A Shares Including Sales Charge	12.20%	2.22%	3.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,352,136
  Total Number of Portfolio Holdings23
  Portfolio Turnover Rate 19.8%
  Total Advisory Fees Paid (amount in thousands)$6,555

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.55%
Domestic Equity Funds	22.40%
International Equity Funds	3.19%
Specialty Funds	1.17%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV892ARA-0

Class C

SCUPX

SAM Flexible Income Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.38%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $13,340	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,060	10,071
12/14	10,003	10,080
1/15	10,037	10,292
2/15	10,153	10,195
3/15	10,137	10,242
4/15	10,164	10,206
5/15	10,184	10,181
6/15	10,037	10,070
7/15	10,062	10,140
8/15	9,818	10,125
9/15	9,729	10,194
10/15	9,945	10,196
11/15	9,907	10,169
12/15	9,754	10,136
1/16	9,628	10,275
2/16	9,629	10,348
3/16	9,930	10,443
4/16	10,029	10,483
5/16	10,061	10,486
6/16	10,168	10,674
7/16	10,325	10,742
8/16	10,354	10,730
9/16	10,367	10,723
10/16	10,278	10,641
11/16	10,207	10,390
12/16	10,302	10,404
1/17	10,409	10,425
2/17	10,534	10,495
3/17	10,520	10,489
4/17	10,602	10,570
5/17	10,674	10,651
6/17	10,668	10,641
7/17	10,767	10,687
8/17	10,804	10,782
9/17	10,858	10,731
10/17	10,911	10,737
11/17	10,966	10,723
12/17	11,030	10,773
1/18	11,094	10,649
2/18	10,892	10,548
3/18	10,878	10,615
4/18	10,864	10,536
5/18	10,913	10,611
6/18	10,927	10,598
7/18	11,006	10,601
8/18	11,075	10,669
9/18	11,046	10,600
10/18	10,793	10,517
11/18	10,839	10,579
12/18	10,672	10,774
1/19	11,006	10,888
2/19	11,098	10,882
3/19	11,235	11,091
4/19	11,355	11,094
5/19	11,273	11,291
6/19	11,528	11,432
7/19	11,582	11,458
8/19	11,655	11,755
9/19	11,701	11,692
10/19	11,766	11,727
11/19	11,842	11,721
12/19	11,958	11,713
1/20	12,020	11,938
2/20	11,754	12,153
3/20	10,871	12,082
4/20	11,367	12,297
5/20	11,581	12,354
6/20	11,695	12,432
7/20	12,004	12,617
8/20	12,156	12,515
9/20	12,028	12,509
10/20	11,947	12,453
11/20	12,442	12,575
12/20	12,649	12,592
1/21	12,573	12,502
2/21	12,616	12,321
3/21	12,718	12,168
4/21	12,986	12,264
5/21	13,068	12,304
6/21	13,178	12,390
7/21	13,289	12,529
8/21	13,361	12,505
9/21	13,118	12,397
10/21	13,331	12,393
11/21	13,166	12,430
12/21	13,369	12,398
1/22	13,010	12,131
2/22	12,762	11,996
3/22	12,695	11,662
4/22	12,108	11,220
5/22	12,160	11,292
6/22	11,595	11,115
7/22	12,099	11,387
8/22	11,761	11,065
9/22	11,128	10,587
10/22	11,212	10,450
11/22	11,676	10,834
12/22	11,499	10,785
1/23	11,965	11,117
2/23	11,674	10,829
3/23	11,856	11,104
4/23	11,955	11,172
5/23	11,832	11,050
6/23	11,984	11,011
7/23	12,093	11,003
8/23	11,981	10,933
9/23	11,647	10,655
10/23	11,442	10,487
11/23	12,068	10,962
12/23	12,540	11,381
1/24	12,580	11,350
2/24	12,633	11,190
3/24	12,827	11,293
4/24	12,501	11,008
5/24	12,783	11,194
6/24	12,912	11,300
7/24	13,184	11,564
8/24	13,411	11,731
9/24	13,594	11,888
10/24	13,340	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	15.67%	2.20%	2.92%
Class C Shares Including Sales Charge	14.67%	2.20%	2.92%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,352,136
  Total Number of Portfolio Holdings23
  Portfolio Turnover Rate 19.8%
  Total Advisory Fees Paid (amount in thousands)$6,555

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.55%
Domestic Equity Funds	22.40%
International Equity Funds	3.19%
Specialty Funds	1.17%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV892ARC-0

Class J

PFIJX

SAM Flexible Income Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$46	0.42%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $14,380	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,065	10,071
12/14	10,016	10,080
1/15	10,048	10,292
2/15	10,178	10,195
3/15	10,170	10,242
4/15	10,203	10,206
5/15	10,221	10,181
6/15	10,089	10,070
7/15	10,122	10,140
8/15	9,882	10,125
9/15	9,792	10,194
10/15	10,025	10,196
11/15	9,994	10,169
12/15	9,847	10,136
1/16	9,727	10,275
2/16	9,736	10,348
3/16	10,047	10,443
4/16	10,155	10,483
5/16	10,194	10,486
6/16	10,310	10,674
7/16	10,477	10,742
8/16	10,515	10,730
9/16	10,536	10,723
10/16	10,452	10,641
11/16	10,389	10,390
12/16	10,493	10,404
1/17	10,610	10,425
2/17	10,745	10,495
3/17	10,739	10,489
4/17	10,830	10,570
5/17	10,913	10,651
6/17	10,915	10,641
7/17	11,025	10,687
8/17	11,071	10,782
9/17	11,135	10,731
10/17	11,198	10,737
11/17	11,263	10,723
12/17	11,337	10,773
1/18	11,412	10,649
2/18	11,213	10,548
3/18	11,207	10,615
4/18	11,211	10,536
5/18	11,261	10,611
6/18	11,284	10,598
7/18	11,374	10,601
8/18	11,455	10,669
9/18	11,433	10,600
10/18	11,182	10,517
11/18	11,239	10,579
12/18	11,073	10,774
1/19	11,431	10,888
2/19	11,533	10,882
3/19	11,685	11,091
4/19	11,828	11,094
5/19	11,743	11,291
6/19	12,018	11,432
7/19	12,084	11,458
8/19	12,169	11,755
9/19	12,227	11,692
10/19	12,314	11,727
11/19	12,403	11,721
12/19	12,523	11,713
1/20	12,599	11,938
2/20	12,340	12,153
3/20	11,416	12,082
4/20	11,955	12,297
5/20	12,177	12,354
6/20	12,308	12,432
7/20	12,642	12,617
8/20	12,812	12,515
9/20	12,687	12,509
10/20	12,613	12,453
11/20	13,153	12,575
12/20	13,382	12,592
1/21	13,312	12,502
2/21	13,357	12,321
3/21	13,476	12,168
4/21	13,772	12,264
5/21	13,868	12,304
6/21	13,997	12,390
7/21	14,125	12,529
8/21	14,214	12,505
9/21	13,966	12,397
10/21	14,203	12,393
11/21	14,040	12,430
12/21	14,265	12,398
1/22	13,895	12,131
2/22	13,640	11,996
3/22	13,569	11,662
4/22	12,963	11,220
5/22	13,029	11,292
6/22	12,435	11,115
7/22	12,985	11,387
8/22	12,634	11,065
9/22	11,954	10,587
10/22	12,053	10,450
11/22	12,547	10,834
12/22	12,368	10,785
1/23	12,865	11,117
2/23	12,550	10,829
3/23	12,751	11,104
4/23	12,859	11,172
5/23	12,739	11,050
6/23	12,906	11,011
7/23	13,016	11,003
8/23	12,896	10,933
9/23	12,546	10,655
10/23	12,314	10,487
11/23	12,996	10,962
12/23	13,512	11,381
1/24	13,547	11,350
2/24	13,618	11,190
3/24	13,831	11,293
4/24	13,478	11,008
5/24	13,775	11,194
6/24	13,918	11,300
7/24	14,204	11,564
8/24	14,454	11,731
9/24	14,667	11,888
10/24	14,380	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	16.78%	3.15%	3.70%
Class J Shares Including Sales Charge	15.78%	3.15%	3.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,352,136
  Total Number of Portfolio Holdings23
  Portfolio Turnover Rate 19.8%
  Total Advisory Fees Paid (amount in thousands)$6,555

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.55%
Domestic Equity Funds	22.40%
International Equity Funds	3.19%
Specialty Funds	1.17%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV892ARJ-0

Institutional

PIFIX

SAM Flexible Income Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.32%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $14,599	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,075	10,071
12/14	10,029	10,080
1/15	10,063	10,292
2/15	10,195	10,195
3/15	10,181	10,242
4/15	10,216	10,206
5/15	10,244	10,181
6/15	10,115	10,070
7/15	10,150	10,140
8/15	9,913	10,125
9/15	9,825	10,194
10/15	10,051	10,196
11/15	10,021	10,169
12/15	9,885	10,136
1/16	9,758	10,275
2/16	9,776	10,348
3/16	10,080	10,443
4/16	10,189	10,483
5/16	10,239	10,486
6/16	10,347	10,674
7/16	10,524	10,742
8/16	10,564	10,730
9/16	10,586	10,723
10/16	10,504	10,641
11/16	10,443	10,390
12/16	10,548	10,404
1/17	10,667	10,425
2/17	10,804	10,495
3/17	10,807	10,489
4/17	10,890	10,570
5/17	10,975	10,651
6/17	10,978	10,641
7/17	11,098	10,687
8/17	11,146	10,782
9/17	11,202	10,731
10/17	11,267	10,737
11/17	11,333	10,723
12/17	11,408	10,773
1/18	11,485	10,649
2/18	11,296	10,548
3/18	11,281	10,615
4/18	11,286	10,536
5/18	11,347	10,611
6/18	11,362	10,598
7/18	11,462	10,601
8/18	11,545	10,669
9/18	11,524	10,600
10/18	11,264	10,517
11/18	11,331	10,579
12/18	11,157	10,774
1/19	11,517	10,888
2/19	11,630	10,882
3/19	11,784	11,091
4/19	11,918	11,094
5/19	11,845	11,291
6/19	12,121	11,432
7/19	12,189	11,458
8/19	12,275	11,755
9/19	12,334	11,692
10/19	12,423	11,727
11/19	12,512	11,721
12/19	12,635	11,713
1/20	12,712	11,938
2/20	12,453	12,153
3/20	11,527	12,082
4/20	12,058	12,297
5/20	12,293	12,354
6/20	12,425	12,432
7/20	12,762	12,617
8/20	12,933	12,515
9/20	12,809	12,509
10/20	12,745	12,453
11/20	13,279	12,575
12/20	13,510	12,592
1/21	13,441	12,502
2/21	13,498	12,321
3/21	13,619	12,168
4/21	13,918	12,264
5/21	14,016	12,304
6/21	14,148	12,390
7/21	14,278	12,529
8/21	14,368	12,505
9/21	14,121	12,397
10/21	14,361	12,393
11/21	14,198	12,430
12/21	14,426	12,398
1/22	14,055	12,131
2/22	13,801	11,996
3/22	13,731	11,662
4/22	13,112	11,220
5/22	13,180	11,292
6/22	12,584	11,115
7/22	13,138	11,387
8/22	12,786	11,065
9/22	12,104	10,587
10/22	12,205	10,450
11/22	12,715	10,834
12/22	12,524	10,785
1/23	13,025	11,117
2/23	12,721	10,829
3/23	12,924	11,104
4/23	13,023	11,172
5/23	12,904	11,050
6/23	13,073	11,011
7/23	13,196	11,003
8/23	13,077	10,933
9/23	12,714	10,655
10/23	12,480	10,487
11/23	13,169	10,962
12/23	13,701	11,381
1/24	13,737	11,350
2/24	13,810	11,190
3/24	14,026	11,293
4/24	13,672	11,008
5/24	13,972	11,194
6/24	14,117	11,300
7/24	14,419	11,564
8/24	14,671	11,731
9/24	14,875	11,888
10/24	14,599	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	16.98%	3.28%	3.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,352,136
  Total Number of Portfolio Holdings23
  Portfolio Turnover Rate 19.8%
  Total Advisory Fees Paid (amount in thousands)$6,555

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.55%
Domestic Equity Funds	22.40%
International Equity Funds	3.19%
Specialty Funds	1.17%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV892ARI-0

R-1

PFIGX

SAM Flexible Income Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$125	1.16%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $13,399	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,061	10,071
12/14	10,006	10,080
1/15	10,042	10,292
2/15	10,158	10,195
3/15	10,145	10,242
4/15	10,173	10,206
5/15	10,194	10,181
6/15	10,049	10,070
7/15	10,085	10,140
8/15	9,842	10,125
9/15	9,747	10,194
10/15	9,964	10,196
11/15	9,929	10,169
12/15	9,777	10,136
1/16	9,652	10,275
2/16	9,664	10,348
3/16	9,958	10,443
4/16	10,059	10,483
5/16	10,093	10,486
6/16	10,201	10,674
7/16	10,361	10,742
8/16	10,392	10,730
9/16	10,417	10,723
10/16	10,320	10,641
11/16	10,251	10,390
12/16	10,348	10,404
1/17	10,456	10,425
2/17	10,583	10,495
3/17	10,579	10,489
4/17	10,654	10,570
5/17	10,729	10,651
6/17	10,725	10,641
7/17	10,835	10,687
8/17	10,866	10,782
9/17	10,922	10,731
10/17	10,977	10,737
11/17	11,034	10,723
12/17	11,099	10,773
1/18	11,166	10,649
2/18	10,965	10,548
3/18	10,953	10,615
4/18	10,941	10,536
5/18	10,992	10,611
6/18	11,008	10,598
7/18	11,089	10,601
8/18	11,162	10,669
9/18	11,134	10,600
10/18	10,873	10,517
11/18	10,931	10,579
12/18	10,764	10,774
1/19	11,095	10,888
2/19	11,198	10,882
3/19	11,339	11,091
4/19	11,463	11,094
5/19	11,383	11,291
6/19	11,633	11,432
7/19	11,690	11,458
8/19	11,765	11,755
9/19	11,815	11,692
10/19	11,891	11,727
11/19	11,970	11,721
12/19	12,079	11,713
1/20	12,144	11,938
2/20	11,887	12,153
3/20	10,990	12,082
4/20	11,501	12,297
5/20	11,709	12,354
6/20	11,826	12,432
7/20	12,149	12,617
8/20	12,304	12,515
9/20	12,178	12,509
10/20	12,098	12,453
11/20	12,600	12,575
12/20	12,811	12,592
1/21	12,736	12,502
2/21	12,781	12,321
3/21	12,887	12,168
4/21	13,162	12,264
5/21	13,248	12,304
6/21	13,352	12,390
7/21	13,477	12,529
8/21	13,553	12,505
9/21	13,308	12,397
10/21	13,527	12,393
11/21	13,352	12,430
12/21	13,570	12,398
1/22	13,199	12,131
2/22	12,950	11,996
3/22	12,885	11,662
4/22	12,292	11,220
5/22	12,348	11,292
6/22	11,777	11,115
7/22	12,291	11,387
8/22	11,951	11,065
9/22	11,301	10,587
10/22	11,399	10,450
11/22	11,858	10,834
12/22	11,682	10,785
1/23	12,143	11,117
2/23	11,839	10,829
3/23	12,021	11,104
4/23	12,117	11,172
5/23	11,985	11,050
6/23	12,135	11,011
7/23	12,242	11,003
8/23	12,122	10,933
9/23	11,776	10,655
10/23	11,560	10,487
11/23	12,193	10,962
12/23	12,670	11,381
1/24	12,693	11,350
2/24	12,741	11,190
3/24	12,933	11,293
4/24	12,596	11,008
5/24	12,887	11,194
6/24	13,002	11,300
7/24	13,272	11,564
8/24	13,497	11,731
9/24	13,666	11,888
10/24	13,399	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	15.91%	2.42%	2.97%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,352,136
  Total Number of Portfolio Holdings23
  Portfolio Turnover Rate 19.8%
  Total Advisory Fees Paid (amount in thousands)$6,555

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.55%
Domestic Equity Funds	22.40%
International Equity Funds	3.19%
Specialty Funds	1.17%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV892ARR1-0

R-3

PFIPX

SAM Flexible Income Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$92	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $13,829	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,063	10,071
12/14	10,011	10,080
1/15	10,049	10,292
2/15	10,169	10,195
3/15	10,158	10,242
4/15	10,189	10,206
5/15	10,212	10,181
6/15	10,070	10,070
7/15	10,107	10,140
8/15	9,867	10,125
9/15	9,774	10,194
10/15	9,995	10,196
11/15	9,961	10,169
12/15	9,812	10,136
1/16	9,690	10,275
2/16	9,704	10,348
3/16	10,001	10,443
4/16	10,105	10,483
5/16	10,141	10,486
6/16	10,252	10,674
7/16	10,415	10,742
8/16	10,458	10,730
9/16	10,475	10,723
10/16	10,381	10,641
11/16	10,323	10,390
12/16	10,423	10,404
1/17	10,526	10,425
2/17	10,666	10,495
3/17	10,655	10,489
4/17	10,733	10,570
5/17	10,820	10,651
6/17	10,818	10,641
7/17	10,923	10,687
8/17	10,965	10,782
9/17	11,023	10,731
10/17	11,082	10,737
11/17	11,142	10,723
12/17	11,211	10,773
1/18	11,281	10,649
2/18	11,082	10,548
3/18	11,072	10,615
4/18	11,063	10,536
5/18	11,117	10,611
6/18	11,136	10,598
7/18	11,221	10,601
8/18	11,296	10,669
9/18	11,271	10,600
10/18	11,019	10,517
11/18	11,071	10,579
12/18	10,906	10,774
1/19	11,252	10,888
2/19	11,349	10,882
3/19	11,495	11,091
4/19	11,631	11,094
5/19	11,543	11,291
6/19	11,808	11,432
7/19	11,869	11,458
8/19	11,948	11,755
9/19	12,001	11,692
10/19	12,081	11,727
11/19	12,163	11,721
12/19	12,277	11,713
1/20	12,346	11,938
2/20	12,089	12,153
3/20	11,182	12,082
4/20	11,704	12,297
5/20	11,918	12,354
6/20	12,040	12,432
7/20	12,363	12,617
8/20	12,524	12,515
9/20	12,408	12,509
10/20	12,331	12,453
11/20	12,843	12,575
12/20	13,061	12,592
1/21	12,988	12,502
2/21	13,037	12,321
3/21	13,148	12,168
4/21	13,432	12,264
5/21	13,521	12,304
6/21	13,642	12,390
7/21	13,762	12,529
8/21	13,843	12,505
9/21	13,597	12,397
10/21	13,824	12,393
11/21	13,659	12,430
12/21	13,873	12,398
1/22	13,509	12,131
2/22	13,258	11,996
3/22	13,185	11,662
4/22	12,583	11,220
5/22	12,643	11,292
6/22	12,064	11,115
7/22	12,592	11,387
8/22	12,248	11,065
9/22	11,587	10,587
10/22	11,679	10,450
11/22	12,163	10,834
12/22	11,986	10,785
1/23	12,460	11,117
2/23	12,153	10,829
3/23	12,342	11,104
4/23	12,442	11,172
5/23	12,311	11,050
6/23	12,468	11,011
7/23	12,580	11,003
8/23	12,460	10,933
9/23	12,108	10,655
10/23	11,891	10,487
11/23	12,542	10,962
12/23	13,034	11,381
1/24	13,062	11,350
2/24	13,126	11,190
3/24	13,326	11,293
4/24	12,982	11,008
5/24	13,262	11,194
6/24	13,395	11,300
7/24	13,675	11,564
8/24	13,910	11,731
9/24	14,098	11,888
10/24	13,829	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	16.30%	2.74%	3.29%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,352,136
  Total Number of Portfolio Holdings23
  Portfolio Turnover Rate 19.8%
  Total Advisory Fees Paid (amount in thousands)$6,555

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.55%
Domestic Equity Funds	22.40%
International Equity Funds	3.19%
Specialty Funds	1.17%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV892ARR3-0

R-4

PFILX

SAM Flexible Income Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$71	0.66%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $14,087	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,065	10,071
12/14	10,014	10,080
1/15	10,046	10,292
2/15	10,175	10,195
3/15	10,165	10,242
4/15	10,197	10,206
5/15	10,222	10,181
6/15	10,082	10,070
7/15	10,113	10,140
8/15	9,874	10,125
9/15	9,791	10,194
10/15	10,013	10,196
11/15	9,981	10,169
12/15	9,833	10,136
1/16	9,712	10,275
2/16	9,719	10,348
3/16	10,027	10,443
4/16	10,132	10,483
5/16	10,170	10,486
6/16	10,284	10,674
7/16	10,448	10,742
8/16	10,492	10,730
9/16	10,511	10,723
10/16	10,418	10,641
11/16	10,362	10,390
12/16	10,464	10,404
1/17	10,570	10,425
2/17	10,702	10,495
3/17	10,702	10,489
4/17	10,782	10,570
5/17	10,872	10,651
6/17	10,871	10,641
7/17	10,978	10,687
8/17	11,022	10,782
9/17	11,083	10,731
10/17	11,135	10,737
11/17	11,206	10,723
12/17	11,277	10,773
1/18	11,350	10,649
2/18	11,150	10,548
3/18	11,133	10,615
4/18	11,135	10,536
5/18	11,191	10,611
6/18	11,212	10,598
7/18	11,299	10,601
8/18	11,377	10,669
9/18	11,353	10,600
10/18	11,102	10,517
11/18	11,156	10,579
12/18	10,991	10,774
1/19	11,342	10,888
2/19	11,441	10,882
3/19	11,589	11,091
4/19	11,728	11,094
5/19	11,642	11,291
6/19	11,911	11,432
7/19	11,972	11,458
8/19	12,054	11,755
9/19	12,109	11,692
10/19	12,192	11,727
11/19	12,277	11,721
12/19	12,394	11,713
1/20	12,466	11,938
2/20	12,208	12,153
3/20	11,295	12,082
4/20	11,824	12,297
5/20	12,041	12,354
6/20	12,167	12,432
7/20	12,494	12,617
8/20	12,668	12,515
9/20	12,543	12,509
10/20	12,467	12,453
11/20	12,997	12,575
12/20	13,219	12,592
1/21	13,148	12,502
2/21	13,199	12,321
3/21	13,304	12,168
4/21	13,603	12,264
5/21	13,695	12,304
6/21	13,809	12,390
7/21	13,943	12,529
8/21	14,027	12,505
9/21	13,781	12,397
10/21	14,012	12,393
11/21	13,838	12,430
12/21	14,067	12,398
1/22	13,690	12,131
2/22	13,438	11,996
3/22	13,377	11,662
4/22	12,770	11,220
5/22	12,832	11,292
6/22	12,248	11,115
7/22	12,784	11,387
8/22	12,438	11,065
9/22	11,769	10,587
10/22	11,864	10,450
11/22	12,356	10,834
12/22	12,168	10,785
1/23	12,652	11,117
2/23	12,342	10,829
3/23	12,535	11,104
4/23	12,639	11,172
5/23	12,519	11,050
6/23	12,680	11,011
7/23	12,796	11,003
8/23	12,665	10,933
9/23	12,321	10,655
10/23	12,091	10,487
11/23	12,755	10,962
12/23	13,268	11,381
1/24	13,299	11,350
2/24	13,354	11,190
3/24	13,559	11,293
4/24	13,212	11,008
5/24	13,511	11,194
6/24	13,636	11,300
7/24	13,924	11,564
8/24	14,165	11,731
9/24	14,370	11,888
10/24	14,087	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	16.51%	2.93%	3.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,352,136
  Total Number of Portfolio Holdings23
  Portfolio Turnover Rate 19.8%
  Total Advisory Fees Paid (amount in thousands)$6,555

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.55%
Domestic Equity Funds	22.40%
International Equity Funds	3.19%
Specialty Funds	1.17%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV892ARR4-0

R-5

PFIFX

SAM Flexible Income Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$59	0.54%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $14,267	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,074	10,071
12/14	10,024	10,080
1/15	10,057	10,292
2/15	10,187	10,195
3/15	10,171	10,242
4/15	10,204	10,206
5/15	10,230	10,181
6/15	10,099	10,070
7/15	10,131	10,140
8/15	9,892	10,125
9/15	9,802	10,194
10/15	10,026	10,196
11/15	10,003	10,169
12/15	9,856	10,136
1/16	9,736	10,275
2/16	9,744	10,348
3/16	10,045	10,443
4/16	10,152	10,483
5/16	10,191	10,486
6/16	10,306	10,674
7/16	10,480	10,742
8/16	10,518	10,730
9/16	10,538	10,723
10/16	10,454	10,641
11/16	10,390	10,390
12/16	10,494	10,404
1/17	10,610	10,425
2/17	10,743	10,495
3/17	10,736	10,489
4/17	10,826	10,570
5/17	10,908	10,651
6/17	10,909	10,641
7/17	11,026	10,687
8/17	11,062	10,782
9/17	11,124	10,731
10/17	11,187	10,737
11/17	11,250	10,723
12/17	11,323	10,773
1/18	11,397	10,649
2/18	11,197	10,548
3/18	11,190	10,615
4/18	11,193	10,536
5/18	11,251	10,611
6/18	11,264	10,598
7/18	11,353	10,601
8/18	11,432	10,669
9/18	11,409	10,600
10/18	11,158	10,517
11/18	11,213	10,579
12/18	11,048	10,774
1/19	11,402	10,888
2/19	11,503	10,882
3/19	11,653	11,091
4/19	11,794	11,094
5/19	11,718	11,291
6/19	11,980	11,432
7/19	12,045	11,458
8/19	12,128	11,755
9/19	12,195	11,692
10/19	12,270	11,727
11/19	12,357	11,721
12/19	12,485	11,713
1/20	12,559	11,938
2/20	12,291	12,153
3/20	11,372	12,082
4/20	11,906	12,297
5/20	12,126	12,354
6/20	12,254	12,432
7/20	12,595	12,617
8/20	12,762	12,515
9/20	12,638	12,509
10/20	12,562	12,453
11/20	13,097	12,575
12/20	13,323	12,592
1/21	13,253	12,502
2/21	13,296	12,321
3/21	13,413	12,168
4/21	13,705	12,264
5/21	13,800	12,304
6/21	13,927	12,390
7/21	14,053	12,529
8/21	14,139	12,505
9/21	13,892	12,397
10/21	14,127	12,393
11/21	13,963	12,430
12/21	14,185	12,398
1/22	13,817	12,131
2/22	13,564	11,996
3/22	13,493	11,662
4/22	12,891	11,220
5/22	12,956	11,292
6/22	12,367	11,115
7/22	12,899	11,387
8/22	12,561	11,065
9/22	11,876	10,587
10/22	11,985	10,450
11/22	12,472	10,834
12/22	12,294	10,785
1/23	12,784	11,117
2/23	12,472	10,829
3/23	12,669	11,104
4/23	12,775	11,172
5/23	12,655	11,050
6/23	12,819	11,011
7/23	12,927	11,003
8/23	12,807	10,933
9/23	12,448	10,655
10/23	12,228	10,487
11/23	12,902	10,962
12/23	13,411	11,381
1/24	13,455	11,350
2/24	13,513	11,190
3/24	13,723	11,293
4/24	13,373	11,008
5/24	13,665	11,194
6/24	13,804	11,300
7/24	14,098	11,564
8/24	14,342	11,731
9/24	14,540	11,888
10/24	14,267	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	16.67%	3.06%	3.62%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,352,136
  Total Number of Portfolio Holdings23
  Portfolio Turnover Rate 19.8%
  Total Advisory Fees Paid (amount in thousands)$6,555

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.55%
Domestic Equity Funds	22.40%
International Equity Funds	3.19%
Specialty Funds	1.17%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV892ARR5-0

Class A

SACAX

SAM Strategic Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.60%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $21,641	Russell 3000 Index $32,298
10/14	9,449	10,000
11/14	9,610	10,242
12/14	9,569	10,242
1/15	9,388	9,957
2/15	9,814	10,534
3/15	9,754	10,427
4/15	9,773	10,474
5/15	9,884	10,619
6/15	9,736	10,441
7/15	9,796	10,616
8/15	9,208	9,975
9/15	8,990	9,684
10/15	9,537	10,449
11/15	9,555	10,507
12/15	9,360	10,291
1/16	8,858	9,711
2/16	8,779	9,707
3/16	9,349	10,391
4/16	9,392	10,455
5/16	9,497	10,642
6/16	9,476	10,664
7/16	9,814	11,087
8/16	9,846	11,116
9/16	9,888	11,133
10/16	9,635	10,892
11/16	9,756	11,380
12/16	9,895	11,602
1/17	10,158	11,820
2/17	10,426	12,260
3/17	10,497	12,268
4/17	10,667	12,398
5/17	10,815	12,525
6/17	10,886	12,638
7/17	11,165	12,876
8/17	11,248	12,901
9/17	11,499	13,216
10/17	11,691	13,504
11/17	11,905	13,914
12/17	12,041	14,053
1/18	12,597	14,794
2/18	12,082	14,249
3/18	11,959	13,963
4/18	12,006	14,016
5/18	12,117	14,412
6/18	12,059	14,506
7/18	12,375	14,987
8/18	12,503	15,514
9/18	12,486	15,539
10/18	11,591	14,395
11/18	11,796	14,683
12/18	10,966	13,317
1/19	11,814	14,460
2/19	12,118	14,968
3/19	12,295	15,187
4/19	12,719	15,793
5/19	12,090	14,771
6/19	12,797	15,809
7/19	12,882	16,044
8/19	12,698	15,717
9/19	12,917	15,993
10/19	13,200	16,337
11/19	13,497	16,958
12/19	13,911	17,447
1/20	13,830	17,428
2/20	12,781	16,002
3/20	10,831	13,801
4/20	12,027	15,629
5/20	12,589	16,465
6/20	12,907	16,841
7/20	13,653	17,797
8/20	14,355	19,087
9/20	13,941	18,392
10/20	13,719	17,995
11/20	15,278	20,184
12/20	16,013	21,092
1/21	15,867	20,998
2/21	16,413	21,654
3/21	16,905	22,431
4/21	17,727	23,587
5/21	17,943	23,695
6/21	18,227	24,279
7/21	18,396	24,689
8/21	18,765	25,393
9/21	17,973	24,254
10/21	18,888	25,894
11/21	18,412	25,500
12/21	19,123	26,504
1/22	18,071	24,945
2/22	17,474	24,317
3/22	17,789	25,105
4/22	16,323	22,852
5/22	16,455	22,822
6/22	15,138	20,912
7/22	16,331	22,874
8/22	15,676	22,021
9/22	14,218	19,979
10/22	15,113	21,617
11/22	16,248	22,745
12/22	15,475	21,414
1/23	16,553	22,888
2/23	16,028	22,353
3/23	16,354	22,951
4/23	16,626	23,196
5/23	16,445	23,286
6/23	17,441	24,876
7/23	17,994	25,768
8/23	17,614	25,270
9/23	16,834	24,067
10/23	16,408	23,429
11/23	17,894	25,613
12/23	18,791	26,972
1/24	18,937	27,271
2/24	19,753	28,747
3/24	20,367	29,674
4/24	19,606	28,369
5/24	20,395	29,709
6/24	20,706	30,629
7/24	21,146	31,198
8/24	21,632	31,877
9/24	22,008	32,537
10/24	21,641	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	31.89%	10.39%	8.64%
Class A Shares Including Sales Charge	24.66%	9.15%	8.03%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,267,084
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 18.2%
  Total Advisory Fees Paid (amount in thousands)$6,002

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.19%
International Equity Funds	17.57%
Specialty Funds	3.56%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV893ARA-0

Class C

SWHCX

SAM Strategic Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.39%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $21,531	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,162	10,242
12/14	10,116	10,242
1/15	9,916	9,957
2/15	10,362	10,534
3/15	10,288	10,427
4/15	10,304	10,474
5/15	10,414	10,619
6/15	10,252	10,441
7/15	10,309	10,616
8/15	9,686	9,975
9/15	9,450	9,684
10/15	10,016	10,449
11/15	10,032	10,507
12/15	9,820	10,291
1/16	9,292	9,711
2/16	9,196	9,707
3/16	9,790	10,391
4/16	9,826	10,455
5/16	9,928	10,642
6/16	9,904	10,664
7/16	10,252	11,087
8/16	10,276	11,116
9/16	10,318	11,133
10/16	10,042	10,892
11/16	10,168	11,380
12/16	10,301	11,602
1/17	10,573	11,820
2/17	10,846	12,260
3/17	10,914	12,268
4/17	11,076	12,398
5/17	11,224	12,525
6/17	11,292	12,638
7/17	11,578	12,876
8/17	11,652	12,901
9/17	11,906	13,216
10/17	12,098	13,504
11/17	12,309	13,914
12/17	12,444	14,053
1/18	13,013	14,794
2/18	12,470	14,249
3/18	12,331	13,963
4/18	12,377	14,016
5/18	12,483	14,412
6/18	12,411	14,506
7/18	12,728	14,987
8/18	12,854	15,514
9/18	12,834	15,539
10/18	11,901	14,395
11/18	12,106	14,683
12/18	11,245	13,317
1/19	12,112	14,460
2/19	12,412	14,968
3/19	12,582	15,187
4/19	13,012	15,793
5/19	12,355	14,771
6/19	13,076	15,809
7/19	13,149	16,044
8/19	12,947	15,717
9/19	13,165	15,993
10/19	13,449	16,337
11/19	13,749	16,958
12/19	14,150	17,447
1/20	14,057	17,428
2/20	12,985	16,002
3/20	11,001	13,801
4/20	12,200	15,629
5/20	12,766	16,465
6/20	13,078	16,841
7/20	13,829	17,797
8/20	14,530	19,087
9/20	14,108	18,392
10/20	13,872	17,995
11/20	15,434	20,184
12/20	16,163	21,092
1/21	16,005	20,998
2/21	16,549	21,654
3/21	17,032	22,431
4/21	17,847	23,587
5/21	18,058	23,695
6/21	18,330	24,279
7/21	18,487	24,689
8/21	18,847	25,393
9/21	18,040	24,254
10/21	18,943	25,894
11/21	18,461	25,500
12/21	19,154	26,504
1/22	18,093	24,945
2/22	17,477	24,317
3/22	17,790	25,105
4/22	16,312	22,852
5/22	16,435	22,822
6/22	15,109	20,912
7/22	16,284	22,874
8/22	15,621	22,021
9/22	14,152	19,979
10/22	15,043	21,617
11/22	16,165	22,745
12/22	15,396	21,414
1/23	16,469	22,888
2/23	15,946	22,353
3/23	16,271	22,951
4/23	16,541	23,196
5/23	16,361	23,286
6/23	17,352	24,876
7/23	17,902	25,768
8/23	17,523	25,270
9/23	16,748	24,067
10/23	16,325	23,429
11/23	17,803	25,613
12/23	18,695	26,972
1/24	18,840	27,271
2/24	19,652	28,747
3/24	20,263	29,674
4/24	19,506	28,369
5/24	20,290	29,709
6/24	20,600	30,629
7/24	21,038	31,198
8/24	21,522	31,877
9/24	21,895	32,537
10/24	21,531	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	30.84%	9.51%	7.97%
Class C Shares Including Sales Charge	29.84%	9.51%	7.97%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,267,084
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 18.2%
  Total Advisory Fees Paid (amount in thousands)$6,002

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.19%
International Equity Funds	17.57%
Specialty Funds	3.56%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV893ARC-0

Class J

PSWJX

SAM Strategic Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$51	0.44%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $23,248	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,165	10,242
12/14	10,126	10,242
1/15	9,935	9,957
2/15	10,388	10,534
3/15	10,322	10,427
4/15	10,342	10,474
5/15	10,463	10,619
6/15	10,307	10,441
7/15	10,372	10,616
8/15	9,748	9,975
9/15	9,517	9,684
10/15	10,096	10,449
11/15	10,116	10,507
12/15	9,913	10,291
1/16	9,382	9,711
2/16	9,296	9,707
3/16	9,907	10,391
4/16	9,948	10,455
5/16	10,063	10,642
6/16	10,046	10,664
7/16	10,404	11,087
8/16	10,438	11,116
9/16	10,484	11,133
10/16	10,219	10,892
11/16	10,352	11,380
12/16	10,492	11,602
1/17	10,780	11,820
2/17	11,068	12,260
3/17	11,140	12,268
4/17	11,320	12,398
5/17	11,476	12,525
6/17	11,554	12,638
7/17	11,854	12,876
8/17	11,944	12,901
9/17	12,214	13,216
10/17	12,418	13,504
11/17	12,646	13,914
12/17	12,798	14,053
1/18	13,390	14,794
2/18	12,843	14,249
3/18	12,708	13,963
4/18	12,766	14,016
5/18	12,882	14,412
6/18	12,824	14,506
7/18	13,159	14,987
8/18	13,300	15,514
9/18	13,287	15,539
10/18	12,335	14,395
11/18	12,554	14,683
12/18	11,669	13,317
1/19	12,579	14,460
2/19	12,901	14,968
3/19	13,097	15,187
4/19	13,552	15,793
5/19	12,877	14,771
6/19	13,639	15,809
7/19	13,725	16,044
8/19	13,529	15,717
9/19	13,772	15,993
10/19	14,070	16,337
11/19	14,392	16,958
12/19	14,838	17,447
1/20	14,748	17,428
2/20	13,629	16,002
3/20	11,555	13,801
4/20	12,830	15,629
5/20	13,431	16,465
6/20	13,777	16,841
7/20	14,575	17,797
8/20	15,324	19,087
9/20	14,888	18,392
10/20	14,649	17,995
11/20	16,311	20,184
12/20	17,097	21,092
1/21	16,942	20,998
2/21	17,535	21,654
3/21	18,059	22,431
4/21	18,936	23,587
5/21	19,168	23,695
6/21	19,486	24,279
7/21	19,666	24,689
8/21	20,061	25,393
9/21	19,219	24,254
10/21	20,199	25,894
11/21	19,692	25,500
12/21	20,449	26,504
1/22	19,332	24,945
2/22	18,689	24,317
3/22	19,034	25,105
4/22	17,470	22,852
5/22	17,610	22,822
6/22	16,204	20,912
7/22	17,479	22,874
8/22	16,781	22,021
9/22	15,227	19,979
10/22	16,186	21,617
11/22	17,405	22,745
12/22	16,574	21,414
1/23	17,732	22,888
2/23	17,168	22,353
3/23	17,527	22,951
4/23	17,814	23,196
5/23	17,619	23,286
6/23	18,694	24,876
7/23	19,289	25,768
8/23	18,889	25,270
9/23	18,049	24,067
10/23	17,598	23,429
11/23	19,186	25,613
12/23	20,152	26,972
1/24	20,318	27,271
2/24	21,201	28,747
3/24	21,856	29,674
4/24	21,045	28,369
5/24	21,897	29,709
6/24	22,230	30,629
7/24	22,707	31,198
8/24	23,227	31,877
9/24	23,642	32,537
10/24	23,248	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	32.10%	10.56%	8.80%
Class J Shares Including Sales Charge	31.10%	10.56%	8.80%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,267,084
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 18.2%
  Total Advisory Fees Paid (amount in thousands)$6,002

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.19%
International Equity Funds	17.57%
Specialty Funds	3.56%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV893ARJ-0

Institutional

PSWIX

SAM Strategic Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.30%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $23,663	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,168	10,242
12/14	10,130	10,242
1/15	9,940	9,957
2/15	10,395	10,534
3/15	10,335	10,427
4/15	10,360	10,474
5/15	10,480	10,619
6/15	10,325	10,441
7/15	10,395	10,616
8/15	9,770	9,975
9/15	9,545	9,684
10/15	10,125	10,449
11/15	10,150	10,507
12/15	9,949	10,291
1/16	9,415	9,711
2/16	9,329	9,707
3/16	9,943	10,391
4/16	9,989	10,455
5/16	10,104	10,642
6/16	10,087	10,664
7/16	10,448	11,087
8/16	10,483	11,116
9/16	10,534	11,133
10/16	10,270	10,892
11/16	10,402	11,380
12/16	10,551	11,602
1/17	10,838	11,820
2/17	11,125	12,260
3/17	11,208	12,268
4/17	11,388	12,398
5/17	11,549	12,525
6/17	11,627	12,638
7/17	11,931	12,876
8/17	12,021	12,901
9/17	12,290	13,216
10/17	12,505	13,504
11/17	12,732	13,914
12/17	12,885	14,053
1/18	13,482	14,794
2/18	12,937	14,249
3/18	12,802	13,963
4/18	12,860	14,016
5/18	12,981	14,412
6/18	12,924	14,506
7/18	13,264	14,987
8/18	13,405	15,514
9/18	13,392	15,539
10/18	12,436	14,395
11/18	12,661	14,683
12/18	11,771	13,317
1/19	12,686	14,460
2/19	13,014	14,968
3/19	13,209	15,187
4/19	13,670	15,793
5/19	12,998	14,771
6/19	13,764	15,809
7/19	13,858	16,044
8/19	13,663	15,717
9/19	13,905	15,993
10/19	14,210	16,337
11/19	14,538	16,958
12/19	14,988	17,447
1/20	14,898	17,428
2/20	13,774	16,002
3/20	11,674	13,801
4/20	12,970	15,629
5/20	13,577	16,465
6/20	13,930	16,841
7/20	14,742	17,797
8/20	15,497	19,087
9/20	15,054	18,392
10/20	14,816	17,995
11/20	16,506	20,184
12/20	17,304	21,092
1/21	17,150	20,998
2/21	17,750	21,654
3/21	18,281	22,431
4/21	19,173	23,587
5/21	19,412	23,695
6/21	19,730	24,279
7/21	19,918	24,689
8/21	20,321	25,393
9/21	19,472	24,254
10/21	20,467	25,894
11/21	19,961	25,500
12/21	20,729	26,504
1/22	19,596	24,945
2/22	18,946	24,317
3/22	19,299	25,105
4/22	17,720	22,852
5/22	17,869	22,822
6/22	16,438	20,912
7/22	17,739	22,874
8/22	17,023	22,021
9/22	15,445	19,979
10/22	16,429	21,617
11/22	17,664	22,745
12/22	16,826	21,414
1/23	18,002	22,888
2/23	17,440	22,353
3/23	17,798	22,951
4/23	18,104	23,196
5/23	17,900	23,286
6/23	18,994	24,876
7/23	19,597	25,768
8/23	19,198	25,270
9/23	18,350	24,067
10/23	17,890	23,429
11/23	19,515	25,613
12/23	20,498	26,972
1/24	20,674	27,271
2/24	21,567	28,747
3/24	22,231	29,674
4/24	21,422	28,369
5/24	22,283	29,709
6/24	22,625	30,629
7/24	23,113	31,198
8/24	23,643	31,877
9/24	24,068	32,537
10/24	23,663	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	32.27%	10.74%	9.00%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,267,084
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 18.2%
  Total Advisory Fees Paid (amount in thousands)$6,002

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.19%
International Equity Funds	17.57%
Specialty Funds	3.56%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV893ARI-0

R-1

PSGGX

SAM Strategic Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$134	1.16%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $21,643	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,161	10,242
12/14	10,112	10,242
1/15	9,916	9,957
2/15	10,370	10,534
3/15	10,299	10,427
4/15	10,314	10,474
5/15	10,425	10,619
6/15	10,264	10,441
7/15	10,324	10,616
8/15	9,699	9,975
9/15	9,467	9,684
10/15	10,037	10,449
11/15	10,052	10,507
12/15	9,844	10,291
1/16	9,315	9,711
2/16	9,223	9,707
3/16	9,821	10,391
4/16	9,861	10,455
5/16	9,964	10,642
6/16	9,941	10,664
7/16	10,292	11,087
8/16	10,321	11,116
9/16	10,361	11,133
10/16	10,091	10,892
11/16	10,212	11,380
12/16	10,354	11,602
1/17	10,627	11,820
2/17	10,906	12,260
3/17	10,971	12,268
4/17	11,143	12,398
5/17	11,291	12,525
6/17	11,362	12,638
7/17	11,647	12,876
8/17	11,724	12,901
9/17	11,985	13,216
10/17	12,181	13,504
11/17	12,394	13,914
12/17	12,534	14,053
1/18	13,106	14,794
2/18	12,566	14,249
3/18	12,427	13,963
4/18	12,478	14,016
5/18	12,584	14,412
6/18	12,515	14,506
7/18	12,842	14,987
8/18	12,968	15,514
9/18	12,942	15,539
10/18	12,006	14,395
11/18	12,220	14,683
12/18	11,352	13,317
1/19	12,230	14,460
2/19	12,532	14,968
3/19	12,714	15,187
4/19	13,145	15,793
5/19	12,487	14,771
6/19	13,213	15,809
7/19	13,296	16,044
8/19	13,092	15,717
9/19	13,319	15,993
10/19	13,606	16,337
11/19	13,909	16,958
12/19	14,324	17,447
1/20	14,229	17,428
2/20	13,150	16,002
3/20	11,134	13,801
4/20	12,363	15,629
5/20	12,930	16,465
6/20	13,260	16,841
7/20	13,977	17,797
8/20	14,686	19,087
9/20	14,261	18,392
10/20	14,024	17,995
11/20	15,607	20,184
12/20	16,351	21,092
1/21	16,197	20,998
2/21	16,749	21,654
3/21	17,244	22,431
4/21	18,072	23,587
5/21	18,283	23,695
6/21	18,567	24,279
7/21	18,729	24,689
8/21	19,094	25,393
9/21	18,283	24,254
10/21	19,208	25,894
11/21	18,713	25,500
12/21	19,422	26,504
1/22	18,349	24,945
2/22	17,730	24,317
3/22	18,052	25,105
4/22	16,552	22,852
5/22	16,683	22,822
6/22	15,340	20,912
7/22	16,535	22,874
8/22	15,863	22,021
9/22	14,381	19,979
10/22	15,279	21,617
11/22	16,422	22,745
12/22	15,628	21,414
1/23	16,713	22,888
2/23	16,180	22,353
3/23	16,504	22,951
4/23	16,770	23,196
5/23	16,570	23,286
6/23	17,570	24,876
7/23	18,122	25,768
8/23	17,731	25,270
9/23	16,942	24,067
10/23	16,504	23,429
11/23	17,988	25,613
12/23	18,882	26,972
1/24	19,025	27,271
2/24	19,831	28,747
3/24	20,435	29,674
4/24	19,668	28,369
5/24	20,445	29,709
6/24	20,751	30,629
7/24	21,173	31,198
8/24	21,653	31,877
9/24	22,017	32,537
10/24	21,643	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	31.14%	9.73%	8.03%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,267,084
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 18.2%
  Total Advisory Fees Paid (amount in thousands)$6,002

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.19%
International Equity Funds	17.57%
Specialty Funds	3.56%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV893ARR1-0

R-3

PSGPX

SAM Strategic Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$98	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $22,386	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,165	10,242
12/14	10,123	10,242
1/15	9,926	9,957
2/15	10,380	10,534
3/15	10,309	10,427
4/15	10,329	10,474
5/15	10,445	10,619
6/15	10,289	10,441
7/15	10,349	10,616
8/15	9,725	9,975
9/15	9,498	9,684
10/15	10,072	10,449
11/15	10,087	10,507
12/15	9,885	10,291
1/16	9,349	9,711
2/16	9,263	9,707
3/16	9,868	10,391
4/16	9,908	10,455
5/16	10,017	10,642
6/16	9,994	10,664
7/16	10,351	11,087
8/16	10,380	11,116
9/16	10,426	11,133
10/16	10,156	10,892
11/16	10,282	11,380
12/16	10,421	11,602
1/17	10,701	11,820
2/17	10,981	12,260
3/17	11,053	12,268
4/17	11,226	12,398
5/17	11,381	12,525
6/17	11,452	12,638
7/17	11,750	12,876
8/17	11,828	12,901
9/17	12,096	13,216
10/17	12,293	13,504
11/17	12,513	13,914
12/17	12,661	14,053
1/18	13,241	14,794
2/18	12,699	14,249
3/18	12,559	13,963
4/18	12,610	14,016
5/18	12,725	14,412
6/18	12,661	14,506
7/18	12,992	14,987
8/18	13,126	15,514
9/18	13,107	15,539
10/18	12,158	14,395
11/18	12,375	14,683
12/18	11,501	13,317
1/19	12,391	14,460
2/19	12,700	14,968
3/19	12,894	15,187
4/19	13,335	15,793
5/19	12,669	14,771
6/19	13,412	15,809
7/19	13,497	16,044
8/19	13,296	15,717
9/19	13,528	15,993
10/19	13,822	16,337
11/19	14,132	16,958
12/19	14,563	17,447
1/20	14,466	17,428
2/20	13,374	16,002
3/20	11,329	13,801
4/20	12,574	15,629
5/20	13,164	16,465
6/20	13,496	16,841
7/20	14,272	17,797
8/20	15,000	19,087
9/20	14,571	18,392
10/20	14,329	17,995
11/20	15,954	20,184
12/20	16,719	21,092
1/21	16,559	20,998
2/21	17,131	21,654
3/21	17,643	22,431
4/21	18,492	23,587
5/21	18,710	23,695
6/21	19,013	24,279
7/21	19,181	24,689
8/21	19,559	25,393
9/21	18,735	24,254
10/21	19,685	25,894
11/21	19,189	25,500
12/21	19,919	26,504
1/22	18,821	24,945
2/22	18,195	24,317
3/22	18,521	25,105
4/22	16,997	22,852
5/22	17,124	22,822
6/22	15,754	20,912
7/22	16,988	22,874
8/22	16,298	22,021
9/22	14,783	19,979
10/22	15,708	21,617
11/22	16,888	22,745
12/22	16,081	21,414
1/23	17,196	22,888
2/23	16,648	22,353
3/23	16,987	22,951
4/23	17,265	23,196
5/23	17,066	23,286
6/23	18,101	24,876
7/23	18,669	25,768
8/23	18,280	25,270
9/23	17,464	24,067
10/23	17,017	23,429
11/23	18,549	25,613
12/23	19,481	26,972
1/24	19,632	27,271
2/24	20,476	28,747
3/24	21,099	29,674
4/24	20,315	28,369
5/24	21,130	29,709
6/24	21,441	30,629
7/24	21,894	31,198
8/24	22,386	31,877
9/24	22,778	32,537
10/24	22,386	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	31.55%	10.12%	8.39%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,267,084
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 18.2%
  Total Advisory Fees Paid (amount in thousands)$6,002

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.19%
International Equity Funds	17.57%
Specialty Funds	3.56%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV893ARR3-0

R-4

PSGLX

SAM Strategic Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$76	0.66%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $22,817	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,169	10,242
12/14	10,124	10,242
1/15	9,933	9,957
2/15	10,389	10,534
3/15	10,319	10,427
4/15	10,344	10,474
5/15	10,460	10,619
6/15	10,304	10,441
7/15	10,369	10,616
8/15	9,743	9,975
9/15	9,512	9,684
10/15	10,089	10,449
11/15	10,109	10,507
12/15	9,906	10,291
1/16	9,372	9,711
2/16	9,286	9,707
3/16	9,894	10,391
4/16	9,935	10,455
5/16	10,044	10,642
6/16	10,026	10,664
7/16	10,388	11,087
8/16	10,416	11,116
9/16	10,462	11,133
10/16	10,193	10,892
11/16	10,325	11,380
12/16	10,469	11,602
1/17	10,749	11,820
2/17	11,034	12,260
3/17	11,106	12,268
4/17	11,284	12,398
5/17	11,439	12,525
6/17	11,516	12,638
7/17	11,808	12,876
8/17	11,897	12,901
9/17	12,165	13,216
10/17	12,367	13,504
11/17	12,594	13,914
12/17	12,737	14,053
1/18	13,324	14,794
2/18	12,782	14,249
3/18	12,648	13,963
4/18	12,699	14,016
5/18	12,814	14,412
6/18	12,750	14,506
7/18	13,088	14,987
8/18	13,222	15,514
9/18	13,202	15,539
10/18	12,253	14,395
11/18	12,476	14,683
12/18	11,592	13,317
1/19	12,490	14,460
2/19	12,808	14,968
3/19	13,001	15,187
4/19	13,451	15,793
5/19	12,785	14,771
6/19	13,536	15,809
7/19	13,621	16,044
8/19	13,420	15,717
9/19	13,660	15,993
10/19	13,954	16,337
11/19	14,271	16,958
12/19	14,710	17,447
1/20	14,613	17,428
2/20	13,512	16,002
3/20	11,447	13,801
4/20	12,710	15,629
5/20	13,301	16,465
6/20	13,641	16,841
7/20	14,435	17,797
8/20	15,171	19,087
9/20	14,734	18,392
10/20	14,499	17,995
11/20	16,143	20,184
12/20	16,919	21,092
1/21	16,767	20,998
2/21	17,340	21,654
3/21	17,863	22,431
4/21	18,732	23,587
5/21	18,951	23,695
6/21	19,255	24,279
7/21	19,432	24,689
8/21	19,820	25,393
9/21	18,985	24,254
10/21	19,955	25,894
11/21	19,449	25,500
12/21	20,191	26,504
1/22	19,093	24,945
2/22	18,449	24,317
3/22	18,794	25,105
4/22	17,242	22,852
5/22	17,378	22,822
6/22	15,989	20,912
7/22	17,251	22,874
8/22	16,552	22,021
9/22	15,009	19,979
10/22	15,953	21,617
11/22	17,151	22,745
12/22	16,331	21,414
1/23	17,476	22,888
2/23	16,918	22,353
3/23	17,267	22,951
4/23	17,555	23,196
5/23	17,356	23,286
6/23	18,412	24,876
7/23	18,989	25,768
8/23	18,591	25,270
9/23	17,765	24,067
10/23	17,316	23,429
11/23	18,880	25,613
12/23	19,833	26,972
1/24	19,994	27,271
2/24	20,851	28,747
3/24	21,486	29,674
4/24	20,690	28,369
5/24	21,517	29,709
6/24	21,849	30,629
7/24	22,303	31,198
8/24	22,817	31,877
9/24	23,211	32,537
10/24	22,817	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	31.77%	10.34%	8.60%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,267,084
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 18.2%
  Total Advisory Fees Paid (amount in thousands)$6,002

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.19%
International Equity Funds	17.57%
Specialty Funds	3.56%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV893ARR4-0

R-5

PSGFX

SAM Strategic Growth Portfolio

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$63	0.54%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $23,097	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,169	10,242
12/14	10,127	10,242
1/15	9,941	9,957
2/15	10,393	10,534
3/15	10,328	10,427
4/15	10,348	10,474
5/15	10,469	10,619
6/15	10,313	10,441
7/15	10,378	10,616
8/15	9,754	9,975
9/15	9,523	9,684
10/15	10,107	10,449
11/15	10,122	10,507
12/15	9,922	10,291
1/16	9,392	9,711
2/16	9,299	9,707
3/16	9,910	10,391
4/16	9,956	10,455
5/16	10,066	10,642
6/16	10,048	10,664
7/16	10,406	11,087
8/16	10,440	11,116
9/16	10,486	11,133
10/16	10,221	10,892
11/16	10,348	11,380
12/16	10,497	11,602
1/17	10,778	11,820
2/17	11,066	12,260
3/17	11,144	12,268
4/17	11,317	12,398
5/17	11,479	12,525
6/17	11,551	12,638
7/17	11,850	12,876
8/17	11,940	12,901
9/17	12,210	13,216
10/17	12,413	13,504
11/17	12,641	13,914
12/17	12,790	14,053
1/18	13,380	14,794
2/18	12,835	14,249
3/18	12,700	13,963
4/18	12,758	14,016
5/18	12,873	14,412
6/18	12,809	14,506
7/18	13,149	14,987
8/18	13,284	15,514
9/18	13,271	15,539
10/18	12,315	14,395
11/18	12,540	14,683
12/18	11,656	13,317
1/19	12,562	14,460
2/19	12,882	14,968
3/19	13,070	15,187
4/19	13,531	15,793
5/19	12,859	14,771
6/19	13,609	15,809
7/19	13,702	16,044
8/19	13,499	15,717
9/19	13,742	15,993
10/19	14,038	16,337
11/19	14,359	16,958
12/19	14,802	17,447
1/20	14,712	17,428
2/20	13,598	16,002
3/20	11,527	13,801
4/20	12,796	15,629
5/20	13,394	16,465
6/20	13,738	16,841
7/20	14,540	17,797
8/20	15,277	19,087
9/20	14,843	18,392
10/20	14,605	17,995
11/20	16,267	20,184
12/20	17,044	21,092
1/21	16,891	20,998
2/21	17,480	21,654
3/21	18,001	22,431
4/21	18,880	23,587
5/21	19,102	23,695
6/21	19,418	24,279
7/21	19,598	24,689
8/21	19,990	25,393
9/21	19,145	24,254
10/21	20,127	25,894
11/21	19,623	25,500
12/21	20,372	26,504
1/22	19,263	24,945
2/22	18,616	24,317
3/22	18,958	25,105
4/22	17,396	22,852
5/22	17,544	22,822
6/22	16,139	20,912
7/22	17,414	22,874
8/22	16,712	22,021
9/22	15,159	19,979
10/22	16,111	21,617
11/22	17,322	22,745
12/22	16,502	21,414
1/23	17,650	22,888
2/23	17,091	22,353
3/23	17,447	22,951
4/23	17,732	23,196
5/23	17,539	23,286
6/23	18,605	24,876
7/23	19,195	25,768
8/23	18,799	25,270
9/23	17,965	24,067
10/23	17,508	23,429
11/23	19,093	25,613
12/23	20,049	26,972
1/24	20,213	27,271
2/24	21,089	28,747
3/24	21,737	29,674
4/24	20,934	28,369
5/24	21,768	29,709
6/24	22,108	30,629
7/24	22,571	31,198
8/24	23,086	31,877
9/24	23,498	32,537
10/24	23,097	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	31.92%	10.47%	8.73%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,267,084
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 18.2%
  Total Advisory Fees Paid (amount in thousands)$6,002

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.19%
International Equity Funds	17.57%
Specialty Funds	3.56%
Money Market Funds	0.73%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV893ARR5-0

Class A

SRHQX

Short-Term Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.63%

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $11,751	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	9,776	10,000	10,000
11/14	9,794	10,071	10,015
12/14	9,785	10,080	9,985
1/15	9,843	10,292	10,037
2/15	9,827	10,195	10,034
3/15	9,852	10,242	10,055
4/15	9,862	10,206	10,072
5/15	9,862	10,181	10,083
6/15	9,846	10,070	10,066
7/15	9,857	10,140	10,073
8/15	9,835	10,125	10,060
9/15	9,864	10,194	10,091
10/15	9,872	10,196	10,100
11/15	9,858	10,169	10,090
12/15	9,829	10,136	10,070
1/16	9,866	10,275	10,103
2/16	9,877	10,348	10,108
3/16	9,940	10,443	10,185
4/16	9,978	10,483	10,220
5/16	9,974	10,486	10,219
6/16	10,037	10,674	10,284
7/16	10,068	10,742	10,301
8/16	10,074	10,730	10,300
9/16	10,088	10,723	10,310
10/16	10,087	10,641	10,312
11/16	10,034	10,390	10,269
12/16	10,050	10,404	10,282
1/17	10,072	10,425	10,311
2/17	10,110	10,495	10,341
3/17	10,117	10,489	10,349
4/17	10,148	10,570	10,376
5/17	10,180	10,651	10,401
6/17	10,178	10,641	10,405
7/17	10,218	10,687	10,443
8/17	10,241	10,782	10,464
9/17	10,230	10,731	10,461
10/17	10,243	10,737	10,467
11/17	10,224	10,723	10,444
12/17	10,231	10,773	10,453
1/18	10,204	10,649	10,433
2/18	10,184	10,548	10,413
3/18	10,192	10,615	10,420
4/18	10,199	10,536	10,424
5/18	10,225	10,611	10,464
6/18	10,226	10,598	10,464
7/18	10,244	10,601	10,485
8/18	10,282	10,669	10,526
9/18	10,273	10,600	10,530
10/18	10,275	10,517	10,533
11/18	10,278	10,579	10,548
12/18	10,323	10,774	10,624
1/19	10,403	10,888	10,694
2/19	10,430	10,882	10,724
3/19	10,502	11,091	10,802
4/19	10,531	11,094	10,834
5/19	10,595	11,291	10,898
6/19	10,657	11,432	10,968
7/19	10,669	11,458	10,975
8/19	10,751	11,755	11,062
9/19	10,742	11,692	11,070
10/19	10,777	11,727	11,114
11/19	10,778	11,721	11,122
12/19	10,788	11,713	11,157
1/20	10,878	11,938	11,219
2/20	10,947	12,153	11,292
3/20	10,734	12,082	11,079
4/20	10,934	12,297	11,277
5/20	11,020	12,354	11,378
6/20	11,096	12,432	11,443
7/20	11,145	12,617	11,487
8/20	11,156	12,515	11,505
9/20	11,149	12,509	11,502
10/20	11,151	12,453	11,519
11/20	11,187	12,575	11,547
12/20	11,204	12,592	11,568
1/21	11,203	12,502	11,572
2/21	11,166	12,321	11,575
3/21	11,139	12,168	11,565
4/21	11,166	12,264	11,584
5/21	11,183	12,304	11,605
6/21	11,172	12,390	11,592
7/21	11,198	12,529	11,610
8/21	11,187	12,505	11,613
9/21	11,168	12,397	11,609
10/21	11,132	12,393	11,569
11/21	11,104	12,430	11,549
12/21	11,097	12,398	11,548
1/22	11,023	12,131	11,461
2/22	10,949	11,996	11,403
3/22	10,822	11,662	11,264
4/22	10,741	11,220	11,186
5/22	10,742	11,292	11,261
6/22	10,663	11,115	11,161
7/22	10,742	11,387	11,249
8/22	10,667	11,065	11,165
9/22	10,521	10,587	11,015
10/22	10,494	10,450	10,994
11/22	10,615	10,834	11,130
12/22	10,658	10,785	11,155
1/23	10,800	11,117	11,263
2/23	10,739	10,829	11,185
3/23	10,831	11,104	11,303
4/23	10,901	11,172	11,361
5/23	10,881	11,050	11,336
6/23	10,862	11,011	11,316
7/23	10,925	11,003	11,381
8/23	10,962	10,933	11,413
9/23	10,953	10,655	11,401
10/23	10,954	10,487	11,429
11/23	11,116	10,962	11,595
12/23	11,271	11,381	11,744
1/24	11,339	11,350	11,797
2/24	11,311	11,190	11,770
3/24	11,381	11,293	11,830
4/24	11,336	11,008	11,801
5/24	11,430	11,194	11,893
6/24	11,491	11,300	11,953
7/24	11,624	11,564	12,102
8/24	11,730	11,731	12,217
9/24	11,822	11,888	12,326
10/24	11,751	11,593	12,266

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	7.27%	1.74%	1.86%
Class A Shares Including Sales Charge	4.82%	1.29%	1.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,328,574
  Total Number of Portfolio Holdings358
  Portfolio Turnover Rate 46.7%
  Total Advisory Fees Paid (amount in thousands)$11,064

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	25.01%
Financial	19.38%
Mortgage Securities	12.21%
Government	11.48%
Utilities	7.04%
Money Market Funds	5.18%
Energy	4.90%
Consumer, Non-cyclical	4.37%
Technology	3.72%
Industrial	2.61%
Communications	2.05%
Basic Materials	1.25%
Consumer, Cyclical	0.66%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV899ARA-0

Class C

STCCX

Short-Term Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.58%

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $11,193	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,011	10,071	10,015
12/14	9,987	10,080	9,985
1/15	10,038	10,292	10,037
2/15	10,023	10,195	10,034
3/15	10,042	10,242	10,055
4/15	10,036	10,206	10,072
5/15	10,037	10,181	10,083
6/15	10,014	10,070	10,066
7/15	10,016	10,140	10,073
8/15	9,987	10,125	10,060
9/15	10,009	10,194	10,091
10/15	10,000	10,196	10,100
11/15	9,987	10,169	10,090
12/15	9,950	10,136	10,070
1/16	9,980	10,275	10,103
2/16	9,976	10,348	10,108
3/16	10,040	10,443	10,185
4/16	10,062	10,483	10,220
5/16	10,060	10,486	10,219
6/16	10,116	10,674	10,284
7/16	10,140	10,742	10,301
8/16	10,138	10,730	10,300
9/16	10,145	10,723	10,310
10/16	10,137	10,641	10,312
11/16	10,069	10,390	10,269
12/16	10,084	10,404	10,282
1/17	10,099	10,425	10,311
2/17	10,122	10,495	10,341
3/17	10,122	10,489	10,349
4/17	10,145	10,570	10,376
5/17	10,169	10,651	10,401
6/17	10,168	10,641	10,405
7/17	10,192	10,687	10,443
8/17	10,216	10,782	10,464
9/17	10,197	10,731	10,461
10/17	10,194	10,737	10,467
11/17	10,176	10,723	10,444
12/17	10,175	10,773	10,453
1/18	10,140	10,649	10,433
2/18	10,113	10,548	10,413
3/18	10,113	10,615	10,420
4/18	10,105	10,536	10,424
5/18	10,131	10,611	10,464
6/18	10,124	10,598	10,464
7/18	10,126	10,601	10,485
8/18	10,163	10,669	10,526
9/18	10,148	10,600	10,530
10/18	10,134	10,517	10,533
11/18	10,138	10,579	10,548
12/18	10,175	10,774	10,624
1/19	10,237	10,888	10,694
2/19	10,257	10,882	10,724
3/19	10,329	11,091	10,802
4/19	10,349	11,094	10,834
5/19	10,404	11,291	10,898
6/19	10,457	11,432	10,968
7/19	10,452	11,458	10,975
8/19	10,533	11,755	11,062
9/19	10,517	11,692	11,070
10/19	10,543	11,727	11,114
11/19	10,535	11,721	11,122
12/19	10,537	11,713	11,157
1/20	10,608	11,938	11,219
2/20	10,676	12,153	11,292
3/20	10,461	12,082	11,079
4/20	10,649	12,297	11,277
5/20	10,724	12,354	11,378
6/20	10,790	12,432	11,443
7/20	10,829	12,617	11,487
8/20	10,833	12,515	11,505
9/20	10,818	12,509	11,502
10/20	10,812	12,453	11,519
11/20	10,831	12,575	11,547
12/20	10,846	12,592	11,568
1/21	10,838	12,502	11,572
2/21	10,795	12,321	11,575
3/21	10,761	12,168	11,565
4/21	10,778	12,264	11,584
5/21	10,787	12,304	11,605
6/21	10,769	12,390	11,592
7/21	10,778	12,529	11,610
8/21	10,769	12,505	11,613
9/21	10,744	12,397	11,609
10/21	10,693	12,393	11,569
11/21	10,659	12,430	11,549
12/21	10,651	12,398	11,548
1/22	10,565	12,131	11,461
2/22	10,495	11,996	11,403
3/22	10,356	11,662	11,264
4/22	10,270	11,220	11,186
5/22	10,264	11,292	11,261
6/22	10,180	11,115	11,161
7/22	10,247	11,387	11,249
8/22	10,167	11,065	11,165
9/22	10,020	10,587	11,015
10/22	9,987	10,450	10,994
11/22	10,111	10,834	11,130
12/22	10,152	10,785	11,155
1/23	10,288	11,117	11,263
2/23	10,229	10,829	11,185
3/23	10,317	11,104	11,303
4/23	10,383	11,172	11,361
5/23	10,364	11,050	11,336
6/23	10,346	11,011	11,316
7/23	10,406	11,003	11,381
8/23	10,442	10,933	11,413
9/23	10,433	10,655	11,401
10/23	10,434	10,487	11,429
11/23	10,588	10,962	11,595
12/23	10,735	11,381	11,744
1/24	10,800	11,350	11,797
2/24	10,774	11,190	11,770
3/24	10,841	11,293	11,830
4/24	10,798	11,008	11,801
5/24	10,887	11,194	11,893
6/24	10,945	11,300	11,953
7/24	11,072	11,564	12,102
8/24	11,173	11,731	12,217
9/24	11,260	11,888	12,326
10/24	11,193	11,593	12,266

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	6.17%	0.80%	1.13%
Class C Shares Including Sales Charge	5.17%	0.80%	1.13%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,328,574
  Total Number of Portfolio Holdings358
  Portfolio Turnover Rate 46.7%
  Total Advisory Fees Paid (amount in thousands)$11,064

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	25.01%
Financial	19.38%
Mortgage Securities	12.21%
Government	11.48%
Utilities	7.04%
Money Market Funds	5.18%
Energy	4.90%
Consumer, Non-cyclical	4.37%
Technology	3.72%
Industrial	2.61%
Communications	2.05%
Basic Materials	1.25%
Consumer, Cyclical	0.66%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV899ARC-0

Class J

PSJIX

Short-Term Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$61	0.59%

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $12,029	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,017	10,071	10,015
12/14	10,000	10,080	9,985
1/15	10,057	10,292	10,037
2/15	10,049	10,195	10,034
3/15	10,074	10,242	10,055
4/15	10,074	10,206	10,072
5/15	10,083	10,181	10,083
6/15	10,066	10,070	10,066
7/15	10,077	10,140	10,073
8/15	10,055	10,125	10,060
9/15	10,084	10,194	10,091
10/15	10,083	10,196	10,100
11/15	10,068	10,169	10,090
12/15	10,047	10,136	10,070
1/16	10,076	10,275	10,103
2/16	10,088	10,348	10,108
3/16	10,151	10,443	10,185
4/16	10,190	10,483	10,220
5/16	10,195	10,486	10,219
6/16	10,259	10,674	10,284
7/16	10,290	10,742	10,301
8/16	10,296	10,730	10,300
9/16	10,303	10,723	10,310
10/16	10,301	10,641	10,312
11/16	10,248	10,390	10,269
12/16	10,264	10,404	10,282
1/17	10,295	10,425	10,311
2/17	10,326	10,495	10,341
3/17	10,334	10,489	10,349
4/17	10,365	10,570	10,376
5/17	10,398	10,651	10,401
6/17	10,405	10,641	10,405
7/17	10,437	10,687	10,443
8/17	10,461	10,782	10,464
9/17	10,459	10,731	10,461
10/17	10,464	10,737	10,467
11/17	10,445	10,723	10,444
12/17	10,452	10,773	10,453
1/18	10,433	10,649	10,433
2/18	10,414	10,548	10,413
3/18	10,422	10,615	10,420
4/18	10,421	10,536	10,424
5/18	10,448	10,611	10,464
6/18	10,448	10,598	10,464
7/18	10,467	10,601	10,485
8/18	10,506	10,669	10,526
9/18	10,505	10,600	10,530
10/18	10,498	10,517	10,533
11/18	10,502	10,579	10,548
12/18	10,548	10,774	10,624
1/19	10,629	10,888	10,694
2/19	10,657	10,882	10,724
3/19	10,731	11,091	10,802
4/19	10,760	11,094	10,834
5/19	10,836	11,291	10,898
6/19	10,890	11,432	10,968
7/19	10,902	11,458	10,975
8/19	10,986	11,755	11,062
9/19	10,986	11,692	11,070
10/19	11,014	11,727	11,114
11/19	11,015	11,721	11,122
12/19	11,034	11,713	11,157
1/20	11,118	11,938	11,219
2/20	11,197	12,153	11,292
3/20	10,970	12,082	11,079
4/20	11,176	12,297	11,277
5/20	11,273	12,354	11,378
6/20	11,341	12,432	11,443
7/20	11,392	12,617	11,487
8/20	11,404	12,515	11,505
9/20	11,397	12,509	11,502
10/20	11,398	12,453	11,519
11/20	11,436	12,575	11,547
12/20	11,452	12,592	11,568
1/21	11,452	12,502	11,572
2/21	11,415	12,321	11,575
3/21	11,387	12,168	11,565
4/21	11,415	12,264	11,584
5/21	11,441	12,304	11,605
6/21	11,431	12,390	11,592
7/21	11,449	12,529	11,610
8/21	11,439	12,505	11,613
9/21	11,429	12,397	11,609
10/21	11,384	12,393	11,569
11/21	11,356	12,430	11,549
12/21	11,358	12,398	11,548
1/22	11,273	12,131	11,461
2/22	11,207	11,996	11,403
3/22	11,068	11,662	11,264
4/22	10,985	11,220	11,186
5/22	10,987	11,292	11,261
6/22	10,906	11,115	11,161
7/22	10,986	11,387	11,249
8/22	10,910	11,065	11,165
9/22	10,761	10,587	11,015
10/22	10,733	10,450	10,994
11/22	10,858	10,834	11,130
12/22	10,901	10,785	11,155
1/23	11,047	11,117	11,263
2/23	10,985	10,829	11,185
3/23	11,080	11,104	11,303
4/23	11,151	11,172	11,361
5/23	11,131	11,050	11,336
6/23	11,111	11,011	11,316
7/23	11,186	11,003	11,381
8/23	11,224	10,933	11,413
9/23	11,207	10,655	11,401
10/23	11,209	10,487	11,429
11/23	11,375	10,962	11,595
12/23	11,534	11,381	11,744
1/24	11,604	11,350	11,797
2/24	11,576	11,190	11,770
3/24	11,649	11,293	11,830
4/24	11,603	11,008	11,801
5/24	11,700	11,194	11,893
6/24	11,763	11,300	11,953
7/24	11,899	11,564	12,102
8/24	12,009	11,731	12,217
9/24	12,102	11,888	12,326
10/24	12,029	11,593	12,266

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	7.32%	1.78%	1.86%
Class J Shares Including Sales Charge	6.32%	1.78%	1.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,328,574
  Total Number of Portfolio Holdings358
  Portfolio Turnover Rate 46.7%
  Total Advisory Fees Paid (amount in thousands)$11,064

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	25.01%
Financial	19.38%
Mortgage Securities	12.21%
Government	11.48%
Utilities	7.04%
Money Market Funds	5.18%
Energy	4.90%
Consumer, Non-cyclical	4.37%
Technology	3.72%
Industrial	2.61%
Communications	2.05%
Basic Materials	1.25%
Consumer, Cyclical	0.66%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV899ARJ-0

Institutional

PSHIX

Short-Term Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.43%

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $12,299	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,020	10,071	10,015
12/14	10,006	10,080	9,985
1/15	10,067	10,292	10,037
2/15	10,061	10,195	10,034
3/15	10,088	10,242	10,055
4/15	10,092	10,206	10,072
5/15	10,103	10,181	10,083
6/15	10,088	10,070	10,066
7/15	10,093	10,140	10,073
8/15	10,081	10,125	10,060
9/15	10,104	10,194	10,091
10/15	10,114	10,196	10,100
11/15	10,102	10,169	10,090
12/15	10,083	10,136	10,070
1/16	10,114	10,275	10,103
2/16	10,128	10,348	10,108
3/16	10,194	10,443	10,185
4/16	10,235	10,483	10,220
5/16	10,242	10,486	10,219
6/16	10,309	10,674	10,284
7/16	10,334	10,742	10,301
8/16	10,351	10,730	10,300
9/16	10,360	10,723	10,310
10/16	10,361	10,641	10,312
11/16	10,310	10,390	10,269
12/16	10,328	10,404	10,282
1/17	10,361	10,425	10,311
2/17	10,394	10,495	10,341
3/17	10,404	10,489	10,349
4/17	10,436	10,570	10,376
5/17	10,472	10,651	10,401
6/17	10,481	10,641	10,405
7/17	10,515	10,687	10,443
8/17	10,542	10,782	10,464
9/17	10,541	10,731	10,461
10/17	10,548	10,737	10,467
11/17	10,531	10,723	10,444
12/17	10,540	10,773	10,453
1/18	10,523	10,649	10,433
2/18	10,505	10,548	10,413
3/18	10,516	10,615	10,420
4/18	10,517	10,536	10,424
5/18	10,545	10,611	10,464
6/18	10,548	10,598	10,464
7/18	10,569	10,601	10,485
8/18	10,610	10,669	10,526
9/18	10,612	10,600	10,530
10/18	10,607	10,517	10,533
11/18	10,612	10,579	10,548
12/18	10,661	10,774	10,624
1/19	10,745	10,888	10,694
2/19	10,776	10,882	10,724
3/19	10,853	11,091	10,802
4/19	10,885	11,094	10,834
5/19	10,963	11,291	10,898
6/19	11,021	11,432	10,968
7/19	11,035	11,458	10,975
8/19	11,123	11,755	11,062
9/19	11,125	11,692	11,070
10/19	11,154	11,727	11,114
11/19	11,157	11,721	11,122
12/19	11,180	11,713	11,157
1/20	11,266	11,938	11,219
2/20	11,348	12,153	11,292
3/20	11,121	12,082	11,079
4/20	11,331	12,297	11,277
5/20	11,432	12,354	11,378
6/20	11,503	12,432	11,443
7/20	11,557	12,617	11,487
8/20	11,570	12,515	11,505
9/20	11,575	12,509	11,502
10/20	11,569	12,453	11,519
11/20	11,609	12,575	11,547
12/20	11,628	12,592	11,568
1/21	11,630	12,502	11,572
2/21	11,594	12,321	11,575
3/21	11,568	12,168	11,565
4/21	11,598	12,264	11,584
5/21	11,627	12,304	11,605
6/21	11,618	12,390	11,592
7/21	11,638	12,529	11,610
8/21	11,630	12,505	11,613
9/21	11,621	12,397	11,609
10/21	11,577	12,393	11,569
11/21	11,550	12,430	11,549
12/21	11,554	12,398	11,548
1/22	11,470	12,131	11,461
2/22	11,405	11,996	11,403
3/22	11,264	11,662	11,264
4/22	11,182	11,220	11,186
5/22	11,186	11,292	11,261
6/22	11,105	11,115	11,161
7/22	11,189	11,387	11,249
8/22	11,113	11,065	11,165
9/22	10,963	10,587	11,015
10/22	10,936	10,450	10,994
11/22	11,074	10,834	11,130
12/22	11,111	10,785	11,155
1/23	11,262	11,117	11,263
2/23	11,200	10,829	11,185
3/23	11,298	11,104	11,303
4/23	11,373	11,172	11,361
5/23	11,354	11,050	11,336
6/23	11,337	11,011	11,316
7/23	11,414	11,003	11,381
8/23	11,456	10,933	11,413
9/23	11,439	10,655	11,401
10/23	11,452	10,487	11,429
11/23	11,613	10,962	11,595
12/23	11,777	11,381	11,744
1/24	11,850	11,350	11,797
2/24	11,823	11,190	11,770
3/24	11,899	11,293	11,830
4/24	11,854	11,008	11,801
5/24	11,954	11,194	11,893
6/24	12,020	11,300	11,953
7/24	12,160	11,564	12,102
8/24	12,274	11,731	12,217
9/24	12,372	11,888	12,326
10/24	12,299	11,593	12,266

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	7.40%	1.97%	2.09%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,328,574
  Total Number of Portfolio Holdings358
  Portfolio Turnover Rate 46.7%
  Total Advisory Fees Paid (amount in thousands)$11,064

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	25.01%
Financial	19.38%
Mortgage Securities	12.21%
Government	11.48%
Utilities	7.04%
Money Market Funds	5.18%
Energy	4.90%
Consumer, Non-cyclical	4.37%
Technology	3.72%
Industrial	2.61%
Communications	2.05%
Basic Materials	1.25%
Consumer, Cyclical	0.66%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV899ARI-0

R-1

PSIMX

Short-Term Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$130	1.26%

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $11,294	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,013	10,071	10,015
12/14	9,992	10,080	9,985
1/15	10,045	10,292	10,037
2/15	10,032	10,195	10,034
3/15	10,053	10,242	10,055
4/15	10,049	10,206	10,072
5/15	10,053	10,181	10,083
6/15	10,031	10,070	10,066
7/15	10,036	10,140	10,073
8/15	10,009	10,125	10,060
9/15	10,033	10,194	10,091
10/15	10,027	10,196	10,100
11/15	10,008	10,169	10,090
12/15	9,982	10,136	10,070
1/16	10,006	10,275	10,103
2/16	10,013	10,348	10,108
3/16	10,071	10,443	10,185
4/16	10,104	10,483	10,220
5/16	10,104	10,486	10,219
6/16	10,163	10,674	10,284
7/16	10,189	10,742	10,301
8/16	10,190	10,730	10,300
9/16	10,191	10,723	10,310
10/16	10,184	10,641	10,312
11/16	10,127	10,390	10,269
12/16	10,137	10,404	10,282
1/17	10,162	10,425	10,311
2/17	10,188	10,495	10,341
3/17	10,189	10,489	10,349
4/17	10,215	10,570	10,376
5/17	10,242	10,651	10,401
6/17	10,243	10,641	10,405
7/17	10,269	10,687	10,443
8/17	10,288	10,782	10,464
9/17	10,280	10,731	10,461
10/17	10,279	10,737	10,467
11/17	10,255	10,723	10,444
12/17	10,257	10,773	10,453
1/18	10,233	10,649	10,433
2/18	10,208	10,548	10,413
3/18	10,211	10,615	10,420
4/18	10,205	10,536	10,424
5/18	10,234	10,611	10,464
6/18	10,229	10,598	10,464
7/18	10,242	10,601	10,485
8/18	10,273	10,669	10,526
9/18	10,260	10,600	10,530
10/18	10,256	10,517	10,533
11/18	10,254	10,579	10,548
12/18	10,293	10,774	10,624
1/19	10,368	10,888	10,694
2/19	10,390	10,882	10,724
3/19	10,457	11,091	10,802
4/19	10,480	11,094	10,834
5/19	10,539	11,291	10,898
6/19	10,596	11,432	10,968
7/19	10,602	11,458	10,975
8/19	10,677	11,755	11,062
9/19	10,664	11,692	11,070
10/19	10,693	11,727	11,114
11/19	10,688	11,721	11,122
12/19	10,693	11,713	11,157
1/20	10,776	11,938	11,219
2/20	10,839	12,153	11,292
3/20	10,623	12,082	11,079
4/20	10,816	12,297	11,277
5/20	10,895	12,354	11,378
6/20	10,964	12,432	11,443
7/20	11,007	12,617	11,487
8/20	11,013	12,515	11,505
9/20	11,000	12,509	11,502
10/20	10,995	12,453	11,519
11/20	11,017	12,575	11,547
12/20	11,026	12,592	11,568
1/21	11,021	12,502	11,572
2/21	10,979	12,321	11,575
3/21	10,947	12,168	11,565
4/21	10,967	12,264	11,584
5/21	10,987	12,304	11,605
6/21	10,971	12,390	11,592
7/21	10,982	12,529	11,610
8/21	10,975	12,505	11,613
9/21	10,951	12,397	11,609
10/21	10,901	12,393	11,569
11/21	10,868	12,430	11,549
12/21	10,863	12,398	11,548
1/22	10,777	12,131	11,461
2/22	10,708	11,996	11,403
3/22	10,569	11,662	11,264
4/22	10,484	11,220	11,186
5/22	10,481	11,292	11,261
6/22	10,398	11,115	11,161
7/22	10,469	11,387	11,249
8/22	10,391	11,065	11,165
9/22	10,243	10,587	11,015
10/22	10,211	10,450	10,994
11/22	10,333	10,834	11,130
12/22	10,360	10,785	11,155
1/23	10,493	11,117	11,263
2/23	10,428	10,829	11,185
3/23	10,512	11,104	11,303
4/23	10,575	11,172	11,361
5/23	10,550	11,050	11,336
6/23	10,526	11,011	11,316
7/23	10,591	11,003	11,381
8/23	10,622	10,933	11,413
9/23	10,599	10,655	11,401
10/23	10,603	10,487	11,429
11/23	10,745	10,962	11,595
12/23	10,889	11,381	11,744
1/24	10,949	11,350	11,797
2/24	10,917	11,190	11,770
3/24	10,979	11,293	11,830
4/24	10,930	11,008	11,801
5/24	11,015	11,194	11,893
6/24	11,068	11,300	11,953
7/24	11,190	11,564	12,102
8/24	11,286	11,731	12,217
9/24	11,368	11,888	12,326
10/24	11,294	11,593	12,266

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	6.51%	1.10%	1.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,328,574
  Total Number of Portfolio Holdings358
  Portfolio Turnover Rate 46.7%
  Total Advisory Fees Paid (amount in thousands)$11,064

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	25.01%
Financial	19.38%
Mortgage Securities	12.21%
Government	11.48%
Utilities	7.04%
Money Market Funds	5.18%
Energy	4.90%
Consumer, Non-cyclical	4.37%
Technology	3.72%
Industrial	2.61%
Communications	2.05%
Basic Materials	1.25%
Consumer, Cyclical	0.66%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV899ARR1-0

R-3

PSIOX

Short-Term Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$98	0.95%

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $11,657	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,016	10,071	10,015
12/14	9,997	10,080	9,985
1/15	10,061	10,292	10,037
2/15	10,042	10,195	10,034
3/15	10,066	10,242	10,055
4/15	10,064	10,206	10,072
5/15	10,071	10,181	10,083
6/15	10,052	10,070	10,066
7/15	10,059	10,140	10,073
8/15	10,035	10,125	10,060
9/15	10,062	10,194	10,091
10/15	10,067	10,196	10,100
11/15	10,050	10,169	10,090
12/15	10,018	10,136	10,070
1/16	10,053	10,275	10,103
2/16	10,062	10,348	10,108
3/16	10,123	10,443	10,185
4/16	10,159	10,483	10,220
5/16	10,154	10,486	10,219
6/16	10,215	10,674	10,284
7/16	10,244	10,742	10,301
8/16	10,247	10,730	10,300
9/16	10,260	10,723	10,310
10/16	10,256	10,641	10,312
11/16	10,200	10,390	10,269
12/16	10,213	10,404	10,282
1/17	10,233	10,425	10,311
2/17	10,269	10,495	10,341
3/17	10,274	10,489	10,349
4/17	10,302	10,570	10,376
5/17	10,332	10,651	10,401
6/17	10,336	10,641	10,405
7/17	10,365	10,687	10,443
8/17	10,386	10,782	10,464
9/17	10,373	10,731	10,461
10/17	10,383	10,737	10,467
11/17	10,361	10,723	10,444
12/17	10,366	10,773	10,453
1/18	10,344	10,649	10,433
2/18	10,322	10,548	10,413
3/18	10,319	10,615	10,420
4/18	10,324	10,536	10,424
5/18	10,347	10,611	10,464
6/18	10,345	10,598	10,464
7/18	10,361	10,601	10,485
8/18	10,396	10,669	10,526
9/18	10,393	10,600	10,530
10/18	10,384	10,517	10,533
11/18	10,384	10,579	10,548
12/18	10,427	10,774	10,624
1/19	10,504	10,888	10,694
2/19	10,529	10,882	10,724
3/19	10,600	11,091	10,802
4/19	10,626	11,094	10,834
5/19	10,698	11,291	10,898
6/19	10,749	11,432	10,968
7/19	10,758	11,458	10,975
8/19	10,838	11,755	11,062
9/19	10,835	11,692	11,070
10/19	10,859	11,727	11,114
11/19	10,857	11,721	11,122
12/19	10,873	11,713	11,157
1/20	10,952	11,938	11,219
2/20	11,028	12,153	11,292
3/20	10,802	12,082	11,079
4/20	11,001	12,297	11,277
5/20	11,084	12,354	11,378
6/20	11,158	12,432	11,443
7/20	11,204	12,617	11,487
8/20	11,212	12,515	11,505
9/20	11,202	12,509	11,502
10/20	11,201	12,453	11,519
11/20	11,234	12,575	11,547
12/20	11,247	12,592	11,568
1/21	11,244	12,502	11,572
2/21	11,205	12,321	11,575
3/21	11,174	12,168	11,565
4/21	11,198	12,264	11,584
5/21	11,221	12,304	11,605
6/21	11,208	12,390	11,592
7/21	11,222	12,529	11,610
8/21	11,209	12,505	11,613
9/21	11,196	12,397	11,609
10/21	11,147	12,393	11,569
11/21	11,117	12,430	11,549
12/21	11,106	12,398	11,548
1/22	11,030	12,131	11,461
2/22	10,962	11,996	11,403
3/22	10,823	11,662	11,264
4/22	10,739	11,220	11,186
5/22	10,738	11,292	11,261
6/22	10,656	11,115	11,161
7/22	10,731	11,387	11,249
8/22	10,654	11,065	11,165
9/22	10,505	10,587	11,015
10/22	10,475	10,450	10,994
11/22	10,594	10,834	11,130
12/22	10,633	10,785	11,155
1/23	10,773	11,117	11,263
2/23	10,709	10,829	11,185
3/23	10,798	11,104	11,303
4/23	10,865	11,172	11,361
5/23	10,842	11,050	11,336
6/23	10,820	11,011	11,316
7/23	10,890	11,003	11,381
8/23	10,925	10,933	11,413
9/23	10,904	10,655	11,401
10/23	10,902	10,487	11,429
11/23	11,059	10,962	11,595
12/23	11,211	11,381	11,744
1/24	11,275	11,350	11,797
2/24	11,245	11,190	11,770
3/24	11,312	11,293	11,830
4/24	11,264	11,008	11,801
5/24	11,354	11,194	11,893
6/24	11,412	11,300	11,953
7/24	11,540	11,564	12,102
8/24	11,643	11,731	12,217
9/24	11,731	11,888	12,326
10/24	11,657	11,593	12,266

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	6.93%	1.43%	1.54%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,328,574
  Total Number of Portfolio Holdings358
  Portfolio Turnover Rate 46.7%
  Total Advisory Fees Paid (amount in thousands)$11,064

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	25.01%
Financial	19.38%
Mortgage Securities	12.21%
Government	11.48%
Utilities	7.04%
Money Market Funds	5.18%
Energy	4.90%
Consumer, Non-cyclical	4.37%
Technology	3.72%
Industrial	2.61%
Communications	2.05%
Basic Materials	1.25%
Consumer, Cyclical	0.66%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV899ARR3-0

R-4

PSIPX

Short-Term Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$79	0.76%

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $11,874	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,017	10,071	10,015
12/14	10,000	10,080	9,985
1/15	10,066	10,292	10,037
2/15	10,049	10,195	10,034
3/15	10,074	10,242	10,055
4/15	10,074	10,206	10,072
5/15	10,082	10,181	10,083
6/15	10,065	10,070	10,066
7/15	10,074	10,140	10,073
8/15	10,051	10,125	10,060
9/15	10,080	10,194	10,091
10/15	10,078	10,196	10,100
11/15	10,071	10,169	10,090
12/15	10,041	10,136	10,070
1/16	10,077	10,275	10,103
2/16	10,089	10,348	10,108
3/16	10,151	10,443	10,185
4/16	10,189	10,483	10,220
5/16	10,185	10,486	10,219
6/16	10,249	10,674	10,284
7/16	10,279	10,742	10,301
8/16	10,284	10,730	10,300
9/16	10,298	10,723	10,310
10/16	10,296	10,641	10,312
11/16	10,242	10,390	10,269
12/16	10,257	10,404	10,282
1/17	10,278	10,425	10,311
2/17	10,316	10,495	10,341
3/17	10,323	10,489	10,349
4/17	10,352	10,570	10,376
5/17	10,376	10,651	10,401
6/17	10,382	10,641	10,405
7/17	10,413	10,687	10,443
8/17	10,444	10,782	10,464
9/17	10,432	10,731	10,461
10/17	10,436	10,737	10,467
11/17	10,415	10,723	10,444
12/17	10,430	10,773	10,453
1/18	10,402	10,649	10,433
2/18	10,381	10,548	10,413
3/18	10,388	10,615	10,420
4/18	10,386	10,536	10,424
5/18	10,420	10,611	10,464
6/18	10,410	10,598	10,464
7/18	10,428	10,601	10,485
8/18	10,465	10,669	10,526
9/18	10,464	10,600	10,530
10/18	10,456	10,517	10,533
11/18	10,467	10,579	10,548
12/18	10,512	10,774	10,624
1/19	10,583	10,888	10,694
2/19	10,610	10,882	10,724
3/19	10,682	11,091	10,802
4/19	10,711	11,094	10,834
5/19	10,785	11,291	10,898
6/19	10,838	11,432	10,968
7/19	10,849	11,458	10,975
8/19	10,931	11,755	11,062
9/19	10,930	11,692	11,070
10/19	10,956	11,727	11,114
11/19	10,956	11,721	11,122
12/19	10,974	11,713	11,157
1/20	11,056	11,938	11,219
2/20	11,133	12,153	11,292
3/20	10,907	12,082	11,079
4/20	11,110	12,297	11,277
5/20	11,205	12,354	11,378
6/20	11,272	12,432	11,443
7/20	11,321	12,617	11,487
8/20	11,331	12,515	11,505
9/20	11,332	12,509	11,502
10/20	11,323	12,453	11,519
11/20	11,359	12,575	11,547
12/20	11,374	12,592	11,568
1/21	11,372	12,502	11,572
2/21	11,334	12,321	11,575
3/21	11,305	12,168	11,565
4/21	11,331	12,264	11,584
5/21	11,356	12,304	11,605
6/21	11,344	12,390	11,592
7/21	11,360	12,529	11,610
8/21	11,358	12,505	11,613
9/21	11,337	12,397	11,609
10/21	11,290	12,393	11,569
11/21	11,261	12,430	11,549
12/21	11,261	12,398	11,548
1/22	11,177	12,131	11,461
2/22	11,110	11,996	11,403
3/22	10,970	11,662	11,264
4/22	10,886	11,220	11,186
5/22	10,887	11,292	11,261
6/22	10,806	11,115	11,161
7/22	10,893	11,387	11,249
8/22	10,807	11,065	11,165
9/22	10,658	10,587	11,015
10/22	10,629	10,450	10,994
11/22	10,760	10,834	11,130
12/22	10,793	10,785	11,155
1/23	10,946	11,117	11,263
2/23	10,873	10,829	11,185
3/23	10,965	11,104	11,303
4/23	11,035	11,172	11,361
5/23	11,014	11,050	11,336
6/23	11,003	11,011	11,316
7/23	11,066	11,003	11,381
8/23	11,103	10,933	11,413
9/23	11,093	10,655	11,401
10/23	11,093	10,487	11,429
11/23	11,245	10,962	11,595
12/23	11,401	11,381	11,744
1/24	11,469	11,350	11,797
2/24	11,440	11,190	11,770
3/24	11,510	11,293	11,830
4/24	11,463	11,008	11,801
5/24	11,556	11,194	11,893
6/24	11,617	11,300	11,953
7/24	11,759	11,564	12,102
8/24	11,856	11,731	12,217
9/24	11,947	11,888	12,326
10/24	11,874	11,593	12,266

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	7.04%	1.62%	1.73%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,328,574
  Total Number of Portfolio Holdings358
  Portfolio Turnover Rate 46.7%
  Total Advisory Fees Paid (amount in thousands)$11,064

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	25.01%
Financial	19.38%
Mortgage Securities	12.21%
Government	11.48%
Utilities	7.04%
Money Market Funds	5.18%
Energy	4.90%
Consumer, Non-cyclical	4.37%
Technology	3.72%
Industrial	2.61%
Communications	2.05%
Basic Materials	1.25%
Consumer, Cyclical	0.66%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV899ARR4-0

R-5

PSIQX

Short-Term Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$66	0.64%

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $12,013	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,018	10,071	10,015
12/14	10,002	10,080	9,985
1/15	10,060	10,292	10,037
2/15	10,053	10,195	10,034
3/15	10,078	10,242	10,055
4/15	10,080	10,206	10,072
5/15	10,088	10,181	10,083
6/15	10,072	10,070	10,066
7/15	10,083	10,140	10,073
8/15	10,061	10,125	10,060
9/15	10,090	10,194	10,091
10/15	10,090	10,196	10,100
11/15	10,075	10,169	10,090
12/15	10,054	10,136	10,070
1/16	10,083	10,275	10,103
2/16	10,095	10,348	10,108
3/16	10,159	10,443	10,185
4/16	10,198	10,483	10,220
5/16	10,203	10,486	10,219
6/16	10,268	10,674	10,284
7/16	10,291	10,742	10,301
8/16	10,305	10,730	10,300
9/16	10,312	10,723	10,310
10/16	10,311	10,641	10,312
11/16	10,257	10,390	10,269
12/16	10,273	10,404	10,282
1/17	10,304	10,425	10,311
2/17	10,335	10,495	10,341
3/17	10,342	10,489	10,349
4/17	10,373	10,570	10,376
5/17	10,406	10,651	10,401
6/17	10,413	10,641	10,405
7/17	10,445	10,687	10,443
8/17	10,469	10,782	10,464
9/17	10,466	10,731	10,461
10/17	10,471	10,737	10,467
11/17	10,452	10,723	10,444
12/17	10,459	10,773	10,453
1/18	10,440	10,649	10,433
2/18	10,420	10,548	10,413
3/18	10,429	10,615	10,420
4/18	10,427	10,536	10,424
5/18	10,454	10,611	10,464
6/18	10,454	10,598	10,464
7/18	10,473	10,601	10,485
8/18	10,511	10,669	10,526
9/18	10,511	10,600	10,530
10/18	10,504	10,517	10,533
11/18	10,516	10,579	10,548
12/18	10,562	10,774	10,624
1/19	10,634	10,888	10,694
2/19	10,662	10,882	10,724
3/19	10,736	11,091	10,802
4/19	10,766	11,094	10,834
5/19	10,841	11,291	10,898
6/19	10,896	11,432	10,968
7/19	10,908	11,458	10,975
8/19	11,001	11,755	11,062
9/19	10,992	11,692	11,070
10/19	11,028	11,727	11,114
11/19	11,020	11,721	11,122
12/19	11,039	11,713	11,157
1/20	11,122	11,938	11,219
2/20	11,201	12,153	11,292
3/20	10,975	12,082	11,079
4/20	11,180	12,297	11,277
5/20	11,277	12,354	11,378
6/20	11,345	12,432	11,443
7/20	11,395	12,617	11,487
8/20	11,407	12,515	11,505
9/20	11,409	12,509	11,502
10/20	11,401	12,453	11,519
11/20	11,438	12,575	11,547
12/20	11,454	12,592	11,568
1/21	11,454	12,502	11,572
2/21	11,416	12,321	11,575
3/21	11,388	12,168	11,565
4/21	11,416	12,264	11,584
5/21	11,442	12,304	11,605
6/21	11,431	12,390	11,592
7/21	11,449	12,529	11,610
8/21	11,447	12,505	11,613
9/21	11,428	12,397	11,609
10/21	11,382	12,393	11,569
11/21	11,353	12,430	11,549
12/21	11,355	12,398	11,548
1/22	11,271	12,131	11,461
2/22	11,204	11,996	11,403
3/22	11,064	11,662	11,264
4/22	10,981	11,220	11,186
5/22	10,983	11,292	11,261
6/22	10,902	11,115	11,161
7/22	10,992	11,387	11,249
8/22	10,906	11,065	11,165
9/22	10,756	10,587	11,015
10/22	10,728	10,450	10,994
11/22	10,862	10,834	11,130
12/22	10,896	10,785	11,155
1/23	11,042	11,117	11,263
2/23	10,979	10,829	11,185
3/23	11,073	11,104	11,303
4/23	11,145	11,172	11,361
5/23	11,124	11,050	11,336
6/23	11,114	11,011	11,316
7/23	11,179	11,003	11,381
8/23	11,218	10,933	11,413
9/23	11,199	10,655	11,401
10/23	11,209	10,487	11,429
11/23	11,365	10,962	11,595
12/23	11,533	11,381	11,744
1/24	11,593	11,350	11,797
2/24	11,574	11,190	11,770
3/24	11,636	11,293	11,830
4/24	11,590	11,008	11,801
5/24	11,686	11,194	11,893
6/24	11,748	11,300	11,953
7/24	11,884	11,564	12,102
8/24	11,992	11,731	12,217
9/24	12,086	11,888	12,326
10/24	12,013	11,593	12,266

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	7.17%	1.73%	1.85%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,328,574
  Total Number of Portfolio Holdings358
  Portfolio Turnover Rate 46.7%
  Total Advisory Fees Paid (amount in thousands)$11,064

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	25.01%
Financial	19.38%
Mortgage Securities	12.21%
Government	11.48%
Utilities	7.04%
Money Market Funds	5.18%
Energy	4.90%
Consumer, Non-cyclical	4.37%
Technology	3.72%
Industrial	2.61%
Communications	2.05%
Basic Materials	1.25%
Consumer, Cyclical	0.66%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV899ARR5-0

Class A

PLLAX

SmallCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.11%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $20,663	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	9,448	10,000	10,000
11/14	9,574	10,242	10,009
12/14	9,870	10,242	10,294
1/15	9,684	9,957	9,963
2/15	10,242	10,534	10,555
3/15	10,580	10,427	10,738
4/15	10,257	10,474	10,465
5/15	10,580	10,619	10,703
6/15	10,698	10,441	10,784
7/15	10,742	10,616	10,658
8/15	10,144	9,975	9,989
9/15	9,654	9,684	9,498
10/15	10,100	10,449	10,034
11/15	10,315	10,507	10,360
12/15	9,822	10,291	9,840
1/16	8,927	9,711	8,975
2/16	8,907	9,707	8,974
3/16	9,542	10,391	9,690
4/16	9,573	10,455	9,842
5/16	9,858	10,642	10,064
6/16	9,944	10,664	10,058
7/16	10,407	11,087	10,658
8/16	10,529	11,116	10,847
9/16	10,605	11,133	10,968
10/16	10,178	10,892	10,446
11/16	11,200	11,380	11,611
12/16	11,471	11,602	11,936
1/17	11,476	11,820	11,984
2/17	11,731	12,260	12,215
3/17	11,783	12,268	12,231
4/17	11,856	12,398	12,365
5/17	11,497	12,525	12,113
6/17	11,736	12,638	12,532
7/17	11,830	12,876	12,625
8/17	11,684	12,901	12,465
9/17	12,292	13,216	13,243
10/17	12,553	13,504	13,355
11/17	12,891	13,914	13,740
12/17	12,894	14,053	13,685
1/18	13,301	14,794	14,043
2/18	12,854	14,249	13,499
3/18	13,013	13,963	13,673
4/18	13,239	14,016	13,792
5/18	14,013	14,412	14,629
6/18	14,222	14,506	14,734
7/18	14,323	14,987	14,990
8/18	15,024	15,514	15,637
9/18	14,436	15,539	15,260
10/18	12,770	14,395	13,603
11/18	13,137	14,683	13,819
12/18	11,476	13,317	12,178
1/19	12,920	14,460	13,548
2/19	13,488	14,968	14,252
3/19	13,290	15,187	13,954
4/19	13,936	15,793	14,428
5/19	12,808	14,771	13,306
6/19	13,718	15,809	14,246
7/19	13,824	16,044	14,328
8/19	13,250	15,717	13,621
9/19	13,560	15,993	13,904
10/19	13,712	16,337	14,270
11/19	14,253	16,958	14,858
12/19	14,583	17,447	15,286
1/20	14,388	17,428	14,796
2/20	13,110	16,002	13,550
3/20	10,129	13,801	10,606
4/20	11,623	15,629	12,063
5/20	12,635	16,465	12,848
6/20	13,005	16,841	13,302
7/20	13,424	17,797	13,670
8/20	14,283	19,087	14,441
9/20	14,108	18,392	13,958
10/20	14,220	17,995	14,251
11/20	16,482	20,184	16,877
12/20	17,737	21,092	18,337
1/21	18,187	20,998	19,260
2/21	19,486	21,654	20,460
3/21	20,029	22,431	20,666
4/21	20,722	23,587	21,100
5/21	20,729	23,695	21,143
6/21	21,193	24,279	21,553
7/21	20,629	24,689	20,775
8/21	21,293	25,393	21,239
9/21	20,707	24,254	20,613
10/21	21,928	25,894	21,490
11/21	20,772	25,500	20,594
12/21	21,214	26,504	21,055
1/22	19,212	24,945	19,028
2/22	19,467	24,317	19,231
3/22	19,575	25,105	19,470
4/22	17,721	22,852	17,540
5/22	17,806	22,822	17,567
6/22	16,221	20,912	16,122
7/22	17,945	22,874	17,805
8/22	17,651	22,021	17,441
9/22	15,951	19,979	15,769
10/22	17,752	21,617	17,506
11/22	18,084	22,745	17,914
12/22	16,886	21,414	16,752
1/23	18,586	22,888	18,384
2/23	18,509	22,353	18,074
3/23	17,868	22,951	17,210
4/23	17,527	23,196	16,901
5/23	17,195	23,286	16,745
6/23	18,687	24,876	18,106
7/23	19,614	25,768	19,213
8/23	18,749	25,270	18,252
9/23	17,497	24,067	17,178
10/23	16,175	23,429	16,006
11/23	17,721	25,613	17,455
12/23	19,477	26,972	19,588
1/24	19,039	27,271	18,826
2/24	20,074	28,747	19,890
3/24	20,958	29,674	20,602
4/24	19,477	28,369	19,152
5/24	20,162	29,709	20,113
6/24	19,795	30,629	19,927
7/24	21,157	31,198	21,952
8/24	20,950	31,877	21,624
9/24	20,950	32,537	21,775
10/24	20,663	32,298	21,460

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	27.75%	8.55%	8.14%
Class A Shares Including Sales Charge	20.71%	7.33%	7.53%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,280,212
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$11,594

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.31%
Consumer, Non-cyclical	22.49%
Industrial	21.22%
Consumer, Cyclical	11.44%
Technology	10.74%
Energy	3.61%
Utilities	2.84%
Basic Materials	1.71%
Communications	1.15%
Money Market Funds	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV894ARA-0

Class J

PSBJX

SmallCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$109	0.96%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $22,219	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,133	10,242	10,009
12/14	10,443	10,242	10,294
1/15	10,249	9,957	9,963
2/15	10,843	10,534	10,555
3/15	11,199	10,427	10,738
4/15	10,859	10,474	10,465
5/15	11,204	10,619	10,703
6/15	11,328	10,441	10,784
7/15	11,377	10,616	10,658
8/15	10,740	9,975	9,989
9/15	10,227	9,684	9,498
10/15	10,697	10,449	10,034
11/15	10,929	10,507	10,360
12/15	10,407	10,291	9,840
1/16	9,464	9,711	8,975
2/16	9,442	9,707	8,974
3/16	10,121	10,391	9,690
4/16	10,149	10,455	9,842
5/16	10,457	10,642	10,064
6/16	10,553	10,664	10,058
7/16	11,041	11,087	10,658
8/16	11,170	11,116	10,847
9/16	11,259	11,133	10,968
10/16	10,805	10,892	10,446
11/16	11,893	11,380	11,611
12/16	12,181	11,602	11,936
1/17	12,193	11,820	11,984
2/17	12,469	12,260	12,215
3/17	12,521	12,268	12,231
4/17	12,602	12,398	12,365
5/17	12,221	12,525	12,113
6/17	12,475	12,638	12,532
7/17	12,579	12,876	12,625
8/17	12,429	12,901	12,465
9/17	13,074	13,216	13,243
10/17	13,350	13,504	13,355
11/17	13,713	13,914	13,740
12/17	13,722	14,053	13,685
1/18	14,155	14,794	14,043
2/18	13,678	14,249	13,499
3/18	13,847	13,963	13,673
4/18	14,092	14,016	13,792
5/18	14,921	14,412	14,629
6/18	15,141	14,506	14,734
7/18	15,254	14,987	14,990
8/18	16,001	15,514	15,637
9/18	15,379	15,539	15,260
10/18	13,609	14,395	13,603
11/18	13,998	14,683	13,819
12/18	12,231	13,317	12,178
1/19	13,763	14,460	13,548
2/19	14,377	14,968	14,252
3/19	14,170	15,187	13,954
4/19	14,851	15,793	14,428
5/19	13,652	14,771	13,306
6/19	14,629	15,809	14,246
7/19	14,747	16,044	14,328
8/19	14,133	15,717	13,621
9/19	14,466	15,993	13,904
10/19	14,629	16,337	14,270
11/19	15,214	16,958	14,858
12/19	15,567	17,447	15,286
1/20	15,362	17,428	14,796
2/20	13,993	16,002	13,550
3/20	10,821	13,801	10,606
4/20	12,411	15,629	12,063
5/20	13,497	16,465	12,848
6/20	13,890	16,841	13,302
7/20	14,347	17,797	13,670
8/20	15,260	19,087	14,441
9/20	15,071	18,392	13,958
10/20	15,197	17,995	14,251
11/20	17,613	20,184	16,877
12/20	18,957	21,092	18,337
1/21	19,441	20,998	19,260
2/21	20,827	21,654	20,460
3/21	21,415	22,431	20,666
4/21	22,157	23,587	21,100
5/21	22,165	23,695	21,143
6/21	22,665	24,279	21,553
7/21	22,068	24,689	20,775
8/21	22,777	25,393	21,239
9/21	22,157	24,254	20,613
10/21	23,463	25,894	21,490
11/21	22,229	25,500	20,594
12/21	22,713	26,504	21,055
1/22	20,566	24,945	19,028
2/22	20,838	24,317	19,231
3/22	20,960	25,105	19,470
4/22	18,980	22,852	17,540
5/22	19,068	22,822	17,567
6/22	17,376	20,912	16,122
7/22	19,234	22,874	17,805
8/22	18,919	22,021	17,441
9/22	17,096	19,979	15,769
10/22	19,033	21,617	17,506
11/22	19,383	22,745	17,914
12/22	18,103	21,414	16,752
1/23	19,928	22,888	18,384
2/23	19,849	22,353	18,074
3/23	19,165	22,951	17,210
4/23	18,796	23,196	16,901
5/23	18,445	23,286	16,745
6/23	20,050	24,876	18,106
7/23	21,050	25,768	19,213
8/23	20,129	25,270	18,252
9/23	18,779	24,067	17,178
10/23	17,366	23,429	16,006
11/23	19,033	25,613	17,455
12/23	20,923	26,972	19,588
1/24	20,451	27,271	18,826
2/24	21,557	28,747	19,890
3/24	22,519	29,674	20,602
4/24	20,932	28,369	19,152
5/24	21,666	29,709	20,113
6/24	21,276	30,629	19,927
7/24	22,745	31,198	21,952
8/24	22,528	31,877	21,624
9/24	22,528	32,537	21,775
10/24	22,219	32,298	21,460

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	27.94%	8.72%	8.31%
Class J Shares Including Sales Charge	26.94%	8.72%	8.31%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,280,212
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$11,594

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.31%
Consumer, Non-cyclical	22.49%
Industrial	21.22%
Consumer, Cyclical	11.44%
Technology	10.74%
Energy	3.61%
Utilities	2.84%
Basic Materials	1.71%
Communications	1.15%
Money Market Funds	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV894ARJ-0

Institutional

PSLIX

SmallCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$97	0.85%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $22,650	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,136	10,242	10,009
12/14	10,448	10,242	10,294
1/15	10,256	9,957	9,963
2/15	10,857	10,534	10,555
3/15	11,211	10,427	10,738
4/15	10,876	10,474	10,465
5/15	11,226	10,619	10,703
6/15	11,349	10,441	10,784
7/15	11,403	10,616	10,658
8/15	10,773	9,975	9,989
9/15	10,256	9,684	9,498
10/15	10,734	10,449	10,034
11/15	10,970	10,507	10,360
12/15	10,445	10,291	9,840
1/16	9,496	9,711	8,975
2/16	9,481	9,707	8,974
3/16	10,164	10,391	9,690
4/16	10,190	10,455	9,842
5/16	10,506	10,642	10,064
6/16	10,597	10,664	10,058
7/16	11,092	11,087	10,658
8/16	11,224	11,116	10,847
9/16	11,316	11,133	10,968
10/16	10,863	10,892	10,446
11/16	11,953	11,380	11,611
12/16	12,250	11,602	11,936
1/17	12,266	11,820	11,984
2/17	12,538	12,260	12,215
3/17	12,600	12,268	12,231
4/17	12,679	12,398	12,365
5/17	12,302	12,525	12,113
6/17	12,558	12,638	12,532
7/17	12,668	12,876	12,625
8/17	12,517	12,901	12,465
9/17	13,170	13,216	13,243
10/17	13,458	13,504	13,355
11/17	13,824	13,914	13,740
12/17	13,834	14,053	13,685
1/18	14,276	14,794	14,043
2/18	13,795	14,249	13,499
3/18	13,970	13,963	13,673
4/18	14,219	14,016	13,792
5/18	15,052	14,412	14,629
6/18	15,284	14,506	14,734
7/18	15,397	14,987	14,990
8/18	16,156	15,514	15,637
9/18	15,527	15,539	15,260
10/18	13,744	14,395	13,603
11/18	14,140	14,683	13,819
12/18	12,356	13,317	12,178
1/19	13,912	14,460	13,548
2/19	14,528	14,968	14,252
3/19	14,325	15,187	13,954
4/19	15,014	15,793	14,428
5/19	13,807	14,771	13,306
6/19	14,791	15,809	14,246
7/19	14,916	16,044	14,328
8/19	14,299	15,717	13,621
9/19	14,640	15,993	13,904
10/19	14,804	16,337	14,270
11/19	15,395	16,958	14,858
12/19	15,760	17,447	15,286
1/20	15,552	17,428	14,796
2/20	14,171	16,002	13,550
3/20	10,960	13,801	10,606
4/20	12,576	15,629	12,063
5/20	13,672	16,465	12,848
6/20	14,081	16,841	13,302
7/20	14,539	17,797	13,670
8/20	15,468	19,087	14,441
9/20	15,281	18,392	13,958
10/20	15,406	17,995	14,251
11/20	17,862	20,184	16,877
12/20	19,223	21,092	18,337
1/21	19,712	20,998	19,260
2/21	21,130	21,654	20,460
3/21	21,726	22,431	20,666
4/21	22,484	23,587	21,100
5/21	22,492	23,695	21,143
6/21	23,002	24,279	21,553
7/21	22,399	24,689	20,775
8/21	23,123	25,393	21,239
9/21	22,492	24,254	20,613
10/21	23,825	25,894	21,490
11/21	22,570	25,500	20,594
12/21	23,058	26,504	21,055
1/22	20,887	24,945	19,028
2/22	21,169	24,317	19,231
3/22	21,291	25,105	19,470
4/22	19,279	22,852	17,540
5/22	19,378	22,822	17,567
6/22	17,656	20,912	16,122
7/22	19,538	22,874	17,805
8/22	19,226	22,021	17,441
9/22	17,374	19,979	15,769
10/22	19,347	21,617	17,506
11/22	19,713	22,745	17,914
12/22	18,407	21,414	16,752
1/23	20,262	22,888	18,384
2/23	20,193	22,353	18,074
3/23	19,491	22,951	17,210
4/23	19,124	23,196	16,901
5/23	18,765	23,286	16,745
6/23	20,399	24,876	18,106
7/23	21,422	25,768	19,213
8/23	20,491	25,270	18,252
9/23	19,124	24,067	17,178
10/23	17,681	23,429	16,006
11/23	19,376	25,613	17,455
12/23	21,305	26,972	19,588
1/24	20,833	27,271	18,826
2/24	21,965	28,747	19,890
3/24	22,941	29,674	20,602
4/24	21,328	28,369	19,152
5/24	22,083	29,709	20,113
6/24	21,682	30,629	19,927
7/24	23,184	31,198	21,952
8/24	22,964	31,877	21,624
9/24	22,964	32,537	21,775
10/24	22,650	32,298	21,460

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	28.10%	8.88%	8.52%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,280,212
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$11,594

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.31%
Consumer, Non-cyclical	22.49%
Industrial	21.22%
Consumer, Cyclical	11.44%
Technology	10.74%
Energy	3.61%
Utilities	2.84%
Basic Materials	1.71%
Communications	1.15%
Money Market Funds	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV894ARI-0

R-1

PSABX

SmallCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$184	1.62%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $20,917	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,133	10,242	10,009
12/14	10,435	10,242	10,294
1/15	10,237	9,957	9,963
2/15	10,826	10,534	10,555
3/15	11,174	10,427	10,738
4/15	10,837	10,474	10,465
5/15	11,169	10,619	10,703
6/15	11,286	10,441	10,784
7/15	11,335	10,616	10,658
8/15	10,697	9,975	9,989
9/15	10,178	9,684	9,498
10/15	10,644	10,449	10,034
11/15	10,869	10,507	10,360
12/15	10,345	10,291	9,840
1/16	9,399	9,711	8,975
2/16	9,377	9,707	8,974
3/16	10,045	10,391	9,690
4/16	10,067	10,455	9,842
5/16	10,367	10,642	10,064
6/16	10,457	10,664	10,058
7/16	10,935	11,087	10,658
8/16	11,058	11,116	10,847
9/16	11,141	11,133	10,968
10/16	10,685	10,892	10,446
11/16	11,753	11,380	11,611
12/16	12,031	11,602	11,936
1/17	12,037	11,820	11,984
2/17	12,304	12,260	12,215
3/17	12,349	12,268	12,231
4/17	12,423	12,398	12,365
5/17	12,043	12,525	12,113
6/17	12,287	12,638	12,532
7/17	12,383	12,876	12,625
8/17	12,224	12,901	12,465
9/17	12,860	13,216	13,243
10/17	13,127	13,504	13,355
11/17	13,474	13,914	13,740
12/17	13,472	14,053	13,685
1/18	13,893	14,794	14,043
2/18	13,416	14,249	13,499
3/18	13,577	13,963	13,673
4/18	13,812	14,016	13,792
5/18	14,611	14,412	14,629
6/18	14,828	14,506	14,734
7/18	14,927	14,987	14,990
8/18	15,646	15,514	15,637
9/18	15,032	15,539	15,260
10/18	13,292	14,395	13,603
11/18	13,670	14,683	13,819
12/18	11,935	13,317	12,178
1/19	13,430	14,460	13,548
2/19	14,021	14,968	14,252
3/19	13,809	15,187	13,954
4/19	14,473	15,793	14,428
5/19	13,299	14,771	13,306
6/19	14,239	15,809	14,246
7/19	14,341	16,044	14,328
8/19	13,744	15,717	13,621
9/19	14,064	15,993	13,904
10/19	14,210	16,337	14,270
11/19	14,764	16,958	14,858
12/19	15,105	17,447	15,286
1/20	14,896	17,428	14,796
2/20	13,564	16,002	13,550
3/20	10,481	13,801	10,606
4/20	12,022	15,629	12,063
5/20	13,068	16,465	12,848
6/20	13,447	16,841	13,302
7/20	13,873	17,797	13,670
8/20	14,749	19,087	14,441
9/20	14,563	18,392	13,958
10/20	14,671	17,995	14,251
11/20	17,003	20,184	16,877
12/20	18,287	21,092	18,337
1/21	18,739	20,998	19,260
2/21	20,073	21,654	20,460
3/21	20,628	22,431	20,666
4/21	21,327	23,587	21,100
5/21	21,327	23,695	21,143
6/21	21,795	24,279	21,553
7/21	21,208	24,689	20,775
8/21	21,883	25,393	21,239
9/21	21,271	24,254	20,613
10/21	22,510	25,894	21,490
11/21	21,319	25,500	20,594
12/21	21,762	26,504	21,055
1/22	19,704	24,945	19,028
2/22	19,954	24,317	19,231
3/22	20,058	25,105	19,470
4/22	18,155	22,852	17,540
5/22	18,225	22,822	17,567
6/22	16,598	20,912	16,122
7/22	18,363	22,874	17,805
8/22	18,052	22,021	17,441
9/22	16,304	19,979	15,769
10/22	18,138	21,617	17,506
11/22	18,475	22,745	17,914
12/22	17,238	21,414	16,752
1/23	18,968	22,888	18,384
2/23	18,891	22,353	18,074
3/23	18,225	22,951	17,210
4/23	17,870	23,196	16,901
5/23	17,524	23,286	16,745
6/23	19,038	24,876	18,106
7/23	19,980	25,768	19,213
8/23	19,089	25,270	18,252
9/23	17,809	24,067	17,178
10/23	16,460	23,429	16,006
11/23	18,026	25,613	17,455
12/23	19,802	26,972	19,588
1/24	19,347	27,271	18,826
2/24	20,391	28,747	19,890
3/24	21,283	29,674	20,602
4/24	19,766	28,369	19,152
5/24	20,462	29,709	20,113
6/24	20,078	30,629	19,927
7/24	21,453	31,198	21,952
8/24	21,230	31,877	21,624
9/24	21,221	32,537	21,775
10/24	20,917	32,298	21,460

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	27.08%	8.04%	7.66%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,280,212
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$11,594

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.31%
Consumer, Non-cyclical	22.49%
Industrial	21.22%
Consumer, Cyclical	11.44%
Technology	10.74%
Energy	3.61%
Utilities	2.84%
Basic Materials	1.71%
Communications	1.15%
Money Market Funds	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV894ARR1-0

R-3

PSBMX

SmallCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$149	1.31%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $21,582	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,133	10,242	10,009
12/14	10,446	10,242	10,294
1/15	10,244	9,957	9,963
2/15	10,839	10,534	10,555
3/15	11,191	10,427	10,738
4/15	10,855	10,474	10,465
5/15	11,191	10,619	10,703
6/15	11,315	10,441	10,784
7/15	11,362	10,616	10,658
8/15	10,725	9,975	9,989
9/15	10,208	9,684	9,498
10/15	10,679	10,449	10,034
11/15	10,906	10,507	10,360
12/15	10,385	10,291	9,840
1/16	9,439	9,711	8,975
2/16	9,418	9,707	8,974
3/16	10,089	10,391	9,690
4/16	10,116	10,455	9,842
5/16	10,422	10,642	10,064
6/16	10,514	10,664	10,058
7/16	10,997	11,087	10,658
8/16	11,126	11,116	10,847
9/16	11,207	11,133	10,968
10/16	10,750	10,892	10,446
11/16	11,830	11,380	11,611
12/16	12,115	11,602	11,936
1/17	12,126	11,820	11,984
2/17	12,395	12,260	12,215
3/17	12,444	12,268	12,231
4/17	12,521	12,398	12,365
5/17	12,142	12,525	12,113
6/17	12,389	12,638	12,532
7/17	12,494	12,876	12,625
8/17	12,335	12,901	12,465
9/17	12,977	13,216	13,243
10/17	13,252	13,504	13,355
11/17	13,604	13,914	13,740
12/17	13,607	14,053	13,685
1/18	14,037	14,794	14,043
2/18	13,559	14,249	13,499
3/18	13,726	13,963	13,673
4/18	13,959	14,016	13,792
5/18	14,777	14,412	14,629
6/18	14,998	14,506	14,734
7/18	15,099	14,987	14,990
8/18	15,839	15,514	15,637
9/18	15,218	15,539	15,260
10/18	13,458	14,395	13,603
11/18	13,846	14,683	13,819
12/18	12,091	13,317	12,178
1/19	13,610	14,460	13,548
2/19	14,209	14,968	14,252
3/19	14,000	15,187	13,954
4/19	14,675	15,793	14,428
5/19	13,484	14,771	13,306
6/19	14,445	15,809	14,246
7/19	14,557	16,044	14,328
8/19	13,951	15,717	13,621
9/19	14,278	15,993	13,904
10/19	14,431	16,337	14,270
11/19	15,003	16,958	14,858
12/19	15,349	17,447	15,286
1/20	15,142	17,428	14,796
2/20	13,793	16,002	13,550
3/20	10,660	13,801	10,606
4/20	12,230	15,629	12,063
5/20	13,292	16,465	12,848
6/20	13,683	16,841	13,302
7/20	14,125	17,797	13,670
8/20	15,024	19,087	14,441
9/20	14,833	18,392	13,958
10/20	14,951	17,995	14,251
11/20	17,324	20,184	16,877
12/20	18,643	21,092	18,337
1/21	19,110	20,998	19,260
2/21	20,468	21,654	20,460
3/21	21,041	22,431	20,666
4/21	21,765	23,587	21,100
5/21	21,765	23,695	21,143
6/21	22,255	24,279	21,553
7/21	21,659	24,689	20,775
8/21	22,353	25,393	21,239
9/21	21,735	24,254	20,613
10/21	23,009	25,894	21,490
11/21	21,795	25,500	20,594
12/21	22,254	26,504	21,055
1/22	20,155	24,945	19,028
2/22	20,416	24,317	19,231
3/22	20,531	25,105	19,470
4/22	18,579	22,852	17,540
5/22	18,669	22,822	17,567
6/22	17,003	20,912	16,122
7/22	18,808	22,874	17,805
8/22	18,497	22,021	17,441
9/22	16,709	19,979	15,769
10/22	18,603	21,617	17,506
11/22	18,946	22,745	17,914
12/22	17,689	21,414	16,752
1/23	19,461	22,888	18,384
2/23	19,379	22,353	18,074
3/23	18,710	22,951	17,210
4/23	18,350	23,196	16,901
5/23	17,999	23,286	16,745
6/23	19,551	24,876	18,106
7/23	20,531	25,768	19,213
8/23	19,624	25,270	18,252
9/23	18,309	24,067	17,178
10/23	16,921	23,429	16,006
11/23	18,538	25,613	17,455
12/23	20,372	26,972	19,588
1/24	19,926	27,271	18,826
2/24	21,002	28,747	19,890
3/24	21,927	29,674	20,602
4/24	20,372	28,369	19,152
5/24	21,086	29,709	20,113
6/24	20,700	30,629	19,927
7/24	22,120	31,198	21,952
8/24	21,902	31,877	21,624
9/24	21,893	32,537	21,775
10/24	21,582	32,298	21,460

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	27.55%	8.38%	8.00%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,280,212
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$11,594

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.31%
Consumer, Non-cyclical	22.49%
Industrial	21.22%
Consumer, Cyclical	11.44%
Technology	10.74%
Energy	3.61%
Utilities	2.84%
Basic Materials	1.71%
Communications	1.15%
Money Market Funds	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV894ARR3-0

R-4

PSBSX

SmallCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$128	1.12%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $21,990	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,134	10,242	10,009
12/14	10,443	10,242	10,294
1/15	10,247	9,957	9,963
2/15	10,840	10,534	10,555
3/15	11,197	10,427	10,738
4/15	10,861	10,474	10,465
5/15	11,202	10,619	10,703
6/15	11,323	10,441	10,784
7/15	11,373	10,616	10,658
8/15	10,740	9,975	9,989
9/15	10,222	9,684	9,498
10/15	10,695	10,449	10,034
11/15	10,926	10,507	10,360
12/15	10,404	10,291	9,840
1/16	9,461	9,711	8,975
2/16	9,440	9,707	8,974
3/16	10,112	10,391	9,690
4/16	10,144	10,455	9,842
5/16	10,451	10,642	10,064
6/16	10,540	10,664	10,058
7/16	11,030	11,087	10,658
8/16	11,160	11,116	10,847
9/16	11,243	11,133	10,968
10/16	10,790	10,892	10,446
11/16	11,874	11,380	11,611
12/16	12,161	11,602	11,936
1/17	12,172	11,820	11,984
2/17	12,444	12,260	12,215
3/17	12,498	12,268	12,231
4/17	12,578	12,398	12,365
5/17	12,199	12,525	12,113
6/17	12,450	12,638	12,532
7/17	12,551	12,876	12,625
8/17	12,402	12,901	12,465
9/17	13,047	13,216	13,243
10/17	13,319	13,504	13,355
11/17	13,682	13,914	13,740
12/17	13,686	14,053	13,685
1/18	14,119	14,794	14,043
2/18	13,639	14,249	13,499
3/18	13,807	13,963	13,673
4/18	14,050	14,016	13,792
5/18	14,876	14,412	14,629
6/18	15,096	14,506	14,734
7/18	15,206	14,987	14,990
8/18	15,951	15,514	15,637
9/18	15,327	15,539	15,260
10/18	13,558	14,395	13,603
11/18	13,946	14,683	13,819
12/18	12,187	13,317	12,178
1/19	13,718	14,460	13,548
2/19	14,322	14,968	14,252
3/19	14,114	15,187	13,954
4/19	14,799	15,793	14,428
5/19	13,604	14,771	13,306
6/19	14,571	15,809	14,246
7/19	14,685	16,044	14,328
8/19	14,074	15,717	13,621
9/19	14,410	15,993	13,904
10/19	14,564	16,337	14,270
11/19	15,148	16,958	14,858
12/19	15,497	17,447	15,286
1/20	15,292	17,428	14,796
2/20	13,936	16,002	13,550
3/20	10,771	13,801	10,606
4/20	12,354	15,629	12,063
5/20	13,432	16,465	12,848
6/20	13,830	16,841	13,302
7/20	14,277	17,797	13,670
8/20	15,185	19,087	14,441
9/20	15,001	18,392	13,958
10/20	15,114	17,995	14,251
11/20	17,520	20,184	16,877
12/20	18,852	21,092	18,337
1/21	19,330	20,998	19,260
2/21	20,715	21,654	20,460
3/21	21,295	22,431	20,666
4/21	22,028	23,587	21,100
5/21	22,035	23,695	21,143
6/21	22,528	24,279	21,553
7/21	21,933	24,689	20,775
8/21	22,637	25,393	21,239
9/21	22,013	24,254	20,613
10/21	23,311	25,894	21,490
11/21	22,086	25,500	20,594
12/21	22,557	26,504	21,055
1/22	20,430	24,945	19,028
2/22	20,696	24,317	19,231
3/22	20,813	25,105	19,470
4/22	18,843	22,852	17,540
5/22	18,929	22,822	17,567
6/22	17,248	20,912	16,122
7/22	19,085	22,874	17,805
8/22	18,772	22,021	17,441
9/22	16,959	19,979	15,769
10/22	18,882	21,617	17,506
11/22	19,234	22,745	17,914
12/22	17,959	21,414	16,752
1/23	19,765	22,888	18,384
2/23	19,687	22,353	18,074
3/23	19,007	22,951	17,210
4/23	18,640	23,196	16,901
5/23	18,288	23,286	16,745
6/23	19,875	24,876	18,106
7/23	20,868	25,768	19,213
8/23	19,953	25,270	18,252
9/23	18,616	24,067	17,178
10/23	17,217	23,429	16,006
11/23	18,858	25,613	17,455
12/23	20,727	26,972	19,588
1/24	20,260	27,271	18,826
2/24	21,362	28,747	19,890
3/24	22,303	29,674	20,602
4/24	20,727	28,369	19,152
5/24	21,459	29,709	20,113
6/24	21,073	30,629	19,927
7/24	22,521	31,198	21,952
8/24	22,303	31,877	21,624
9/24	22,295	32,537	21,775
10/24	21,990	32,298	21,460

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	27.72%	8.59%	8.20%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,280,212
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$11,594

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.31%
Consumer, Non-cyclical	22.49%
Industrial	21.22%
Consumer, Cyclical	11.44%
Technology	10.74%
Energy	3.61%
Utilities	2.84%
Basic Materials	1.71%
Communications	1.15%
Money Market Funds	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV894ARR4-0

R-5

PSBPX

SmallCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$114	1.00%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $22,257	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,137	10,242	10,009
12/14	10,451	10,242	10,294
1/15	10,253	9,957	9,963
2/15	10,851	10,534	10,555
3/15	11,203	10,427	10,738
4/15	10,871	10,474	10,465
5/15	11,213	10,619	10,703
6/15	11,336	10,441	10,784
7/15	11,386	10,616	10,658
8/15	10,752	9,975	9,989
9/15	10,238	9,684	9,498
10/15	10,713	10,449	10,034
11/15	10,945	10,507	10,360
12/15	10,422	10,291	9,840
1/16	9,474	9,711	8,975
2/16	9,453	9,707	8,974
3/16	10,130	10,391	9,690
4/16	10,161	10,455	9,842
5/16	10,473	10,642	10,064
6/16	10,566	10,664	10,058
7/16	11,058	11,087	10,658
8/16	11,186	11,116	10,847
9/16	11,273	11,133	10,968
10/16	10,817	10,892	10,446
11/16	11,904	11,380	11,611
12/16	12,196	11,602	11,936
1/17	12,206	11,820	11,984
2/17	12,479	12,260	12,215
3/17	12,537	12,268	12,231
4/17	12,616	12,398	12,365
5/17	12,238	12,525	12,113
6/17	12,490	12,638	12,532
7/17	12,600	12,876	12,625
8/17	12,442	12,901	12,465
9/17	13,093	13,216	13,243
10/17	13,372	13,504	13,355
11/17	13,734	13,914	13,740
12/17	13,742	14,053	13,685
1/18	14,179	14,794	14,043
2/18	13,702	14,249	13,499
3/18	13,872	13,963	13,673
4/18	14,116	14,016	13,792
5/18	14,940	14,412	14,629
6/18	15,167	14,506	14,734
7/18	15,275	14,987	14,990
8/18	16,030	15,514	15,637
9/18	15,405	15,539	15,260
10/18	13,628	14,395	13,603
11/18	14,020	14,683	13,819
12/18	12,249	13,317	12,178
1/19	13,788	14,460	13,548
2/19	14,400	14,968	14,252
3/19	14,196	15,187	13,954
4/19	14,880	15,793	14,428
5/19	13,683	14,771	13,306
6/19	14,656	15,809	14,246
7/19	14,775	16,044	14,328
8/19	14,163	15,717	13,621
9/19	14,499	15,993	13,904
10/19	14,656	16,337	14,270
11/19	15,242	16,958	14,858
12/19	15,601	17,447	15,286
1/20	15,392	17,428	14,796
2/20	14,023	16,002	13,550
3/20	10,841	13,801	10,606
4/20	12,439	15,629	12,063
5/20	13,530	16,465	12,848
6/20	13,926	16,841	13,302
7/20	14,378	17,797	13,670
8/20	15,295	19,087	14,441
9/20	15,107	18,392	13,958
10/20	15,226	17,995	14,251
11/20	17,658	20,184	16,877
12/20	18,997	21,092	18,337
1/21	19,480	20,998	19,260
2/21	20,878	21,654	20,460
3/21	21,467	22,431	20,666
4/21	22,212	23,587	21,100
5/21	22,219	23,695	21,143
6/21	22,716	24,279	21,553
7/21	22,120	24,689	20,775
8/21	22,829	25,393	21,239
9/21	22,205	24,254	20,613
10/21	23,518	25,894	21,490
11/21	22,276	25,500	20,594
12/21	22,758	26,504	21,055
1/22	20,613	24,945	19,028
2/22	20,887	24,317	19,231
3/22	21,010	25,105	19,470
4/22	19,017	22,852	17,540
5/22	19,109	22,822	17,567
6/22	17,414	20,912	16,122
7/22	19,269	22,874	17,805
8/22	18,956	22,021	17,441
9/22	17,131	19,979	15,769
10/22	19,071	21,617	17,506
11/22	19,429	22,745	17,914
12/22	18,140	21,414	16,752
1/23	19,965	22,888	18,384
2/23	19,889	22,353	18,074
3/23	19,202	22,951	17,210
4/23	18,835	23,196	16,901
5/23	18,484	23,286	16,745
6/23	20,088	24,876	18,106
7/23	21,096	25,768	19,213
8/23	20,172	25,270	18,252
9/23	18,820	24,067	17,178
10/23	17,407	23,429	16,006
11/23	19,072	25,613	17,455
12/23	20,961	26,972	19,588
1/24	20,497	27,271	18,826
2/24	21,605	28,747	19,890
3/24	22,564	29,674	20,602
4/24	20,976	28,369	19,152
5/24	21,715	29,709	20,113
6/24	21,322	30,629	19,927
7/24	22,792	31,198	21,952
8/24	22,572	31,877	21,624
9/24	22,572	32,537	21,775
10/24	22,257	32,298	21,460

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	27.87%	8.71%	8.33%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,280,212
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$11,594

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.31%
Consumer, Non-cyclical	22.49%
Industrial	21.22%
Consumer, Cyclical	11.44%
Technology	10.74%
Energy	3.61%
Utilities	2.84%
Basic Materials	1.71%
Communications	1.15%
Money Market Funds	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV894ARR5-0

R-6

PSMLX

SmallCap Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$84	0.74%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $22,551	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,133	10,242	10,009
12/14	10,446	10,242	10,294
1/15	10,244	9,957	9,963
2/15	10,839	10,534	10,555
3/15	11,191	10,427	10,738
4/15	10,855	10,474	10,465
5/15	11,191	10,619	10,703
6/15	11,315	10,441	10,784
7/15	11,362	10,616	10,658
8/15	10,725	9,975	9,989
9/15	10,208	9,684	9,498
10/15	10,679	10,449	10,034
11/15	10,906	10,507	10,360
12/15	10,385	10,291	9,840
1/16	9,439	9,711	8,975
2/16	9,418	9,707	8,974
3/16	10,089	10,391	9,690
4/16	10,116	10,455	9,842
5/16	10,422	10,642	10,064
6/16	10,514	10,664	10,058
7/16	10,997	11,087	10,658
8/16	11,126	11,116	10,847
9/16	11,207	11,133	10,968
10/16	10,750	10,892	10,446
11/16	11,831	11,380	11,611
12/16	12,118	11,602	11,936
1/17	12,134	11,820	11,984
2/17	12,408	12,260	12,215
3/17	12,465	12,268	12,231
4/17	12,543	12,398	12,365
5/17	12,170	12,525	12,113
6/17	12,424	12,638	12,532
7/17	12,538	12,876	12,625
8/17	12,387	12,901	12,465
9/17	13,035	13,216	13,243
10/17	13,314	13,504	13,355
11/17	13,682	13,914	13,740
12/17	13,691	14,053	13,685
1/18	14,128	14,794	14,043
2/18	13,652	14,249	13,499
3/18	13,825	13,963	13,673
4/18	14,072	14,016	13,792
5/18	14,902	14,412	14,629
6/18	15,127	14,506	14,734
7/18	15,239	14,987	14,990
8/18	15,990	15,514	15,637
9/18	15,373	15,539	15,260
10/18	13,607	14,395	13,603
11/18	13,999	14,683	13,819
12/18	12,233	13,317	12,178
1/19	13,774	14,460	13,548
2/19	14,385	14,968	14,252
3/19	14,184	15,187	13,954
4/19	14,873	15,793	14,428
5/19	13,676	14,771	13,306
6/19	14,652	15,809	14,246
7/19	14,775	16,044	14,328
8/19	14,164	15,717	13,621
9/19	14,509	15,993	13,904
10/19	14,671	16,337	14,270
11/19	15,257	16,958	14,858
12/19	15,616	17,447	15,286
1/20	15,417	17,428	14,796
2/20	14,048	16,002	13,550
3/20	10,862	13,801	10,606
4/20	12,465	15,629	12,063
5/20	13,552	16,465	12,848
6/20	13,958	16,841	13,302
7/20	14,412	17,797	13,670
8/20	15,341	19,087	14,441
9/20	15,155	18,392	13,958
10/20	15,279	17,995	14,251
11/20	17,714	20,184	16,877
12/20	19,066	21,092	18,337
1/21	19,558	20,998	19,260
2/21	20,958	21,654	20,460
3/21	21,556	22,431	20,666
4/21	22,302	23,587	21,100
5/21	22,316	23,695	21,143
6/21	22,823	24,279	21,553
7/21	22,225	24,689	20,775
8/21	22,949	25,393	21,239
9/21	22,323	24,254	20,613
10/21	23,646	25,894	21,490
11/21	22,408	25,500	20,594
12/21	22,893	26,504	21,055
1/22	20,738	24,945	19,028
2/22	21,018	24,317	19,231
3/22	21,146	25,105	19,470
4/22	19,150	22,852	17,540
5/22	19,241	22,822	17,567
6/22	17,540	20,912	16,122
7/22	19,415	22,874	17,805
8/22	19,097	22,021	17,441
9/22	17,260	19,979	15,769
10/22	19,218	21,617	17,506
11/22	19,589	22,745	17,914
12/22	18,292	21,414	16,752
1/23	20,142	22,888	18,384
2/23	20,067	22,353	18,074
3/23	19,376	22,951	17,210
4/23	19,012	23,196	16,901
5/23	18,656	23,286	16,745
6/23	20,286	24,876	18,106
7/23	21,303	25,768	19,213
8/23	20,370	25,270	18,252
9/23	19,012	24,067	17,178
10/23	17,587	23,429	16,006
11/23	19,278	25,613	17,455
12/23	21,190	26,972	19,588
1/24	20,721	27,271	18,826
2/24	21,855	28,747	19,890
3/24	22,824	29,674	20,602
4/24	21,222	28,369	19,152
5/24	21,980	29,709	20,113
6/24	21,581	30,629	19,927
7/24	23,075	31,198	21,952
8/24	22,856	31,877	21,624
9/24	22,864	32,537	21,775
10/24	22,551	32,298	21,460

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	28.23%	8.98%	8.47%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,280,212
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$11,594

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.31%
Consumer, Non-cyclical	22.49%
Industrial	21.22%
Consumer, Cyclical	11.44%
Technology	10.74%
Energy	3.61%
Utilities	2.84%
Basic Materials	1.71%
Communications	1.15%
Money Market Funds	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV894ARR6-0

Class J

PSIJX

SmallCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$128	1.09%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $24,969	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,060	10,242	10,065
12/14	10,247	10,242	10,363
1/15	9,933	9,957	10,126
2/15	10,789	10,534	10,855
3/15	10,929	10,427	11,050
4/15	10,659	10,474	10,725
5/15	11,081	10,619	11,119
6/15	11,298	10,441	11,269
7/15	11,363	10,616	11,315
8/15	10,518	9,975	10,457
9/15	9,879	9,684	9,797
10/15	10,312	10,449	10,352
11/15	10,767	10,507	10,732
12/15	10,325	10,291	10,220
1/16	9,149	9,711	9,113
2/16	9,064	9,707	9,048
3/16	9,695	10,391	9,741
4/16	9,840	10,455	9,838
5/16	10,131	10,642	10,103
6/16	10,143	10,664	10,057
7/16	10,773	11,087	10,715
8/16	10,846	11,116	10,828
9/16	11,003	11,133	10,984
10/16	10,409	10,892	10,302
11/16	11,234	11,380	11,223
12/16	11,244	11,602	11,377
1/17	11,534	11,820	11,561
2/17	11,786	12,260	11,845
3/17	11,962	12,268	11,985
4/17	12,214	12,398	12,206
5/17	12,277	12,525	12,095
6/17	12,604	12,638	12,511
7/17	12,755	12,876	12,618
8/17	12,793	12,901	12,603
9/17	13,435	13,216	13,289
10/17	13,699	13,504	13,495
11/17	14,052	13,914	13,882
12/17	14,158	14,053	13,898
1/18	14,784	14,794	14,440
2/18	14,471	14,249	14,029
3/18	14,498	13,963	14,218
4/18	14,512	14,016	14,232
5/18	15,518	14,412	15,128
6/18	15,790	14,506	15,246
7/18	15,899	14,987	15,508
8/18	17,152	15,514	16,474
9/18	16,982	15,539	16,088
10/18	14,907	14,395	14,053
11/18	14,964	14,683	14,272
12/18	13,347	13,317	12,605
1/19	15,062	14,460	14,060
2/19	16,299	14,968	14,968
3/19	16,193	15,187	14,766
4/19	16,865	15,793	15,215
5/19	16,070	14,771	14,087
6/19	17,219	15,809	15,172
7/19	17,501	16,044	15,320
8/19	16,688	15,717	14,659
9/19	16,087	15,993	14,538
10/19	16,423	16,337	14,952
11/19	17,501	16,958	15,832
12/19	17,787	17,447	16,195
1/20	17,925	17,428	16,017
2/20	16,863	16,002	14,860
3/20	13,852	13,801	12,022
4/20	16,056	15,629	13,813
5/20	17,866	16,465	15,118
6/20	18,535	16,841	15,699
7/20	19,499	17,797	16,239
8/20	20,542	19,087	17,191
9/20	20,188	18,392	16,823
10/20	20,404	17,995	16,951
11/20	23,238	20,184	19,940
12/20	25,214	21,092	21,804
1/21	25,827	20,998	22,855
2/21	26,799	21,654	23,609
3/21	25,912	22,431	22,867
4/21	27,095	23,587	23,365
5/21	26,250	23,695	22,698
6/21	27,201	24,279	23,762
7/21	27,032	24,689	22,897
8/21	27,602	25,393	23,313
9/21	26,715	24,254	22,419
10/21	28,194	25,894	23,469
11/21	26,588	25,500	22,323
12/21	27,008	26,504	22,422
1/22	23,351	24,945	19,417
2/22	23,192	24,317	19,501
3/22	23,086	25,105	19,590
4/22	20,621	22,852	17,187
5/22	20,144	22,822	16,862
6/22	18,686	20,912	15,818
7/22	20,435	22,874	17,589
8/22	19,985	22,021	17,424
9/22	18,368	19,979	15,857
10/22	19,799	21,617	17,362
11/22	20,409	22,745	17,645
12/22	19,244	21,414	16,512
1/23	21,045	22,888	18,154
2/23	20,803	22,353	17,958
3/23	20,480	22,951	17,515
4/23	20,319	23,196	17,311
5/23	20,158	23,286	17,314
6/23	21,770	24,876	18,750
7/23	22,442	25,768	19,626
8/23	21,502	25,270	18,605
9/23	20,104	24,067	17,378
10/23	18,518	23,429	16,037
11/23	20,400	25,613	17,497
12/23	22,389	26,972	19,593
1/24	21,797	27,271	18,964
2/24	23,571	28,747	20,505
3/24	24,028	29,674	21,078
4/24	22,415	28,369	19,455
5/24	23,410	29,709	20,497
6/24	23,464	30,629	20,463
7/24	24,646	31,198	22,138
8/24	24,969	31,877	21,893
9/24	25,318	32,537	22,184
10/24	24,969	32,298	21,890

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	34.83%	8.74%	9.58%
Class J Shares Including Sales Charge	33.83%	8.74%	9.58%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,124,552
  Total Number of Portfolio Holdings1,226
  Portfolio Turnover Rate 61.2%
  Total Advisory Fees Paid (amount in thousands)$19,534

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	30.53%
Industrial	23.81%
Technology	18.48%
Financial	9.20%
Consumer, Cyclical	7.47%
Money Market Funds	4.36%
Communications	3.60%
Energy	2.10%
Basic Materials	2.06%
Exchange-Traded Funds	0.50%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV895ARJ-0

Institutional

PGRTX

SmallCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$113	0.96%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $25,618	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,057	10,242	10,065
12/14	10,255	10,242	10,363
1/15	9,944	9,957	10,126
2/15	10,799	10,534	10,855
3/15	10,945	10,427	11,050
4/15	10,687	10,474	10,725
5/15	11,101	10,619	11,119
6/15	11,334	10,441	11,269
7/15	11,394	10,616	11,315
8/15	10,548	9,975	10,457
9/15	9,918	9,684	9,797
10/15	10,350	10,449	10,352
11/15	10,825	10,507	10,732
12/15	10,377	10,291	10,220
1/16	9,199	9,711	9,113
2/16	9,114	9,707	9,048
3/16	9,746	10,391	9,741
4/16	9,906	10,455	9,838
5/16	10,198	10,642	10,103
6/16	10,217	10,664	10,057
7/16	10,849	11,087	10,715
8/16	10,924	11,116	10,828
9/16	11,094	11,133	10,984
10/16	10,490	10,892	10,302
11/16	11,329	11,380	11,223
12/16	11,338	11,602	11,377
1/17	11,639	11,820	11,561
2/17	11,891	12,260	11,845
3/17	12,075	12,268	11,985
4/17	12,328	12,398	12,206
5/17	12,396	12,525	12,095
6/17	12,726	12,638	12,511
7/17	12,891	12,876	12,618
8/17	12,930	12,901	12,603
9/17	13,590	13,216	13,289
10/17	13,852	13,504	13,495
11/17	14,211	13,914	13,882
12/17	14,322	14,053	13,898
1/18	14,960	14,794	14,440
2/18	14,651	14,249	14,029
3/18	14,682	13,963	14,218
4/18	14,692	14,016	14,232
5/18	15,711	14,412	15,128
6/18	15,999	14,506	15,246
7/18	16,112	14,987	15,508
8/18	17,389	15,514	16,474
9/18	17,210	15,539	16,088
10/18	15,115	14,395	14,053
11/18	15,179	14,683	14,272
12/18	13,546	13,317	12,605
1/19	15,286	14,460	14,060
2/19	16,553	14,968	14,968
3/19	16,441	15,187	14,766
4/19	17,125	15,793	15,215
5/19	16,329	14,771	14,087
6/19	17,498	15,809	15,172
7/19	17,796	16,044	15,320
8/19	16,963	15,717	14,659
9/19	16,367	15,993	14,538
10/19	16,702	16,337	14,952
11/19	17,808	16,958	15,832
12/19	18,096	17,447	16,195
1/20	18,243	17,428	16,017
2/20	17,161	16,002	14,860
3/20	14,100	13,801	12,022
4/20	16,345	15,629	13,813
5/20	18,190	16,465	15,118
6/20	18,871	16,841	15,699
7/20	19,874	17,797	16,239
8/20	20,943	19,087	17,191
9/20	20,569	18,392	16,823
10/20	20,796	17,995	16,951
11/20	23,683	20,184	19,940
12/20	25,708	21,092	21,804
1/21	26,338	20,998	22,855
2/21	27,333	21,654	23,609
3/21	26,422	22,431	22,867
4/21	27,641	23,587	23,365
5/21	26,786	23,695	22,698
6/21	27,753	24,279	23,762
7/21	27,599	24,689	22,897
8/21	28,173	25,393	23,313
9/21	27,277	24,254	22,419
10/21	28,790	25,894	23,469
11/21	27,136	25,500	22,323
12/21	27,568	26,504	22,422
1/22	23,842	24,945	19,417
2/22	23,697	24,317	19,501
3/22	23,568	25,105	19,590
4/22	21,067	22,852	17,187
5/22	20,583	22,822	16,862
6/22	19,083	20,912	15,818
7/22	20,874	22,874	17,589
8/22	20,422	22,021	17,424
9/22	18,777	19,979	15,857
10/22	20,228	21,617	17,362
11/22	20,858	22,745	17,645
12/22	19,697	21,414	16,512
1/23	21,519	22,888	18,154
2/23	21,275	22,353	17,958
3/23	20,966	22,951	17,515
4/23	20,787	23,196	17,311
5/23	20,640	23,286	17,314
6/23	22,283	24,876	18,750
7/23	22,966	25,768	19,626
8/23	22,023	25,270	18,605
9/23	20,575	24,067	17,378
10/23	18,965	23,429	16,037
11/23	20,884	25,613	17,497
12/23	22,934	26,972	19,593
1/24	22,348	27,271	18,964
2/24	24,154	28,747	20,505
3/24	24,625	29,674	21,078
4/24	22,966	28,369	19,455
5/24	24,007	29,709	20,497
6/24	24,040	30,629	20,463
7/24	25,260	31,198	22,138
8/24	25,585	31,877	21,893
9/24	25,975	32,537	22,184
10/24	25,618	32,298	21,890

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	35.08%	8.93%	9.86%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,124,552
  Total Number of Portfolio Holdings1,226
  Portfolio Turnover Rate 61.2%
  Total Advisory Fees Paid (amount in thousands)$19,534

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	30.53%
Industrial	23.81%
Technology	18.48%
Financial	9.20%
Consumer, Cyclical	7.47%
Money Market Funds	4.36%
Communications	3.60%
Energy	2.10%
Basic Materials	2.06%
Exchange-Traded Funds	0.50%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV895ARI-0

R-1

PNASX

SmallCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$201	1.72%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $23,622	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,056	10,242	10,065
12/14	10,235	10,242	10,363
1/15	9,929	9,957	10,126
2/15	10,778	10,534	10,855
3/15	10,916	10,427	11,050
4/15	10,640	10,474	10,725
5/15	11,055	10,619	11,119
6/15	11,272	10,441	11,269
7/15	11,321	10,616	11,315
8/15	10,482	9,975	10,457
9/15	9,840	9,684	9,797
10/15	10,264	10,449	10,352
11/15	10,729	10,507	10,732
12/15	10,276	10,291	10,220
1/16	9,105	9,711	9,113
2/16	9,017	9,707	9,048
3/16	9,630	10,391	9,741
4/16	9,783	10,455	9,838
5/16	10,068	10,642	10,103
6/16	10,068	10,664	10,057
7/16	10,691	11,087	10,715
8/16	10,757	11,116	10,828
9/16	10,910	11,133	10,984
10/16	10,308	10,892	10,302
11/16	11,129	11,380	11,223
12/16	11,128	11,602	11,377
1/17	11,411	11,820	11,561
2/17	11,660	12,260	11,845
3/17	11,830	12,268	11,985
4/17	12,068	12,398	12,206
5/17	12,125	12,525	12,095
6/17	12,442	12,638	12,511
7/17	12,590	12,876	12,618
8/17	12,624	12,901	12,603
9/17	13,258	13,216	13,289
10/17	13,496	13,504	13,495
11/17	13,836	13,914	13,882
12/17	13,943	14,053	13,898
1/18	14,551	14,794	14,440
2/18	14,235	14,249	14,029
3/18	14,259	13,963	14,218
4/18	14,259	14,016	14,232
5/18	15,243	14,412	15,128
6/18	15,511	14,506	15,246
7/18	15,608	14,987	15,508
8/18	16,825	15,514	16,474
9/18	16,649	15,539	16,088
10/18	14,612	14,395	14,053
11/18	14,662	14,683	14,272
12/18	13,073	13,317	12,605
1/19	14,736	14,460	14,060
2/19	15,952	14,968	14,968
3/19	15,829	15,187	14,766
4/19	16,475	15,793	15,215
5/19	15,706	14,771	14,087
6/19	16,814	15,809	15,172
7/19	17,091	16,044	15,320
8/19	16,275	15,717	14,659
9/19	15,690	15,993	14,538
10/19	16,014	16,337	14,952
11/19	17,061	16,958	15,832
12/19	17,325	17,447	16,195
1/20	17,444	17,428	16,017
2/20	16,394	16,002	14,860
3/20	13,481	13,801	12,022
4/20	15,598	15,629	13,813
5/20	17,359	16,465	15,118
6/20	17,986	16,841	15,699
7/20	18,934	17,797	16,239
8/20	19,933	19,087	17,191
9/20	19,578	18,392	16,823
10/20	19,781	17,995	16,951
11/20	22,508	20,184	19,940
12/20	24,412	21,092	21,804
1/21	24,989	20,998	22,855
2/21	25,928	21,654	23,609
3/21	25,043	22,431	22,867
4/21	26,180	23,587	23,365
5/21	25,368	23,695	22,698
6/21	26,252	24,279	23,762
7/21	26,090	24,689	22,897
8/21	26,631	25,393	23,313
9/21	25,747	24,254	22,419
10/21	27,173	25,894	23,469
11/21	25,603	25,500	22,323
12/21	25,977	26,504	22,422
1/22	22,458	24,945	19,417
2/22	22,304	24,317	19,501
3/22	22,172	25,105	19,590
4/22	19,797	22,852	17,187
5/22	19,335	22,822	16,862
6/22	17,927	20,912	15,818
7/22	19,599	22,874	17,589
8/22	19,159	22,021	17,424
9/22	17,575	19,979	15,857
10/22	18,939	21,617	17,362
11/22	19,511	22,745	17,645
12/22	18,412	21,414	16,512
1/23	20,104	22,888	18,154
2/23	19,859	22,353	17,958
3/23	19,570	22,951	17,515
4/23	19,392	23,196	17,311
5/23	19,236	23,286	17,314
6/23	20,772	24,876	18,750
7/23	21,373	25,768	19,626
8/23	20,483	25,270	18,605
9/23	19,124	24,067	17,378
10/23	17,633	23,429	16,037
11/23	19,392	25,613	17,497
12/23	21,284	26,972	19,593
1/24	20,727	27,271	18,964
2/24	22,397	28,747	20,505
3/24	22,798	29,674	21,078
4/24	21,262	28,369	19,455
5/24	22,197	29,709	20,497
6/24	22,241	30,629	20,463
7/24	23,355	31,198	22,138
8/24	23,622	31,877	21,893
9/24	23,978	32,537	22,184
10/24	23,622	32,298	21,890

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	33.96%	8.08%	8.98%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,124,552
  Total Number of Portfolio Holdings1,226
  Portfolio Turnover Rate 61.2%
  Total Advisory Fees Paid (amount in thousands)$19,534

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	30.53%
Industrial	23.81%
Technology	18.48%
Financial	9.20%
Consumer, Cyclical	7.47%
Money Market Funds	4.36%
Communications	3.60%
Energy	2.10%
Basic Materials	2.06%
Exchange-Traded Funds	0.50%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV895ARR1-0

R-3

PPNMX

SmallCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$165	1.41%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $24,367	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,055	10,242	10,065
12/14	10,241	10,242	10,363
1/15	9,930	9,957	10,126
2/15	10,785	10,534	10,855
3/15	10,922	10,427	11,050
4/15	10,659	10,474	10,725
5/15	11,067	10,619	11,119
6/15	11,291	10,441	11,269
7/15	11,349	10,616	11,315
8/15	10,503	9,975	10,457
9/15	9,871	9,684	9,797
10/15	10,299	10,449	10,352
11/15	10,756	10,507	10,732
12/15	10,310	10,291	10,220
1/16	9,138	9,711	9,113
2/16	9,052	9,707	9,048
3/16	9,676	10,391	9,741
4/16	9,826	10,455	9,838
5/16	10,117	10,642	10,103
6/16	10,117	10,664	10,057
7/16	10,751	11,087	10,715
8/16	10,815	11,116	10,828
9/16	10,977	11,133	10,984
10/16	10,375	10,892	10,302
11/16	11,202	11,380	11,223
12/16	11,201	11,602	11,377
1/17	11,490	11,820	11,561
2/17	11,735	12,260	11,845
3/17	11,913	12,268	11,985
4/17	12,157	12,398	12,206
5/17	12,224	12,525	12,095
6/17	12,547	12,638	12,511
7/17	12,702	12,876	12,618
8/17	12,736	12,901	12,603
9/17	13,370	13,216	13,289
10/17	13,626	13,504	13,495
11/17	13,970	13,914	13,882
12/17	14,074	14,053	13,898
1/18	14,694	14,794	14,440
2/18	14,384	14,249	14,029
3/18	14,408	13,963	14,218
4/18	14,408	14,016	14,232
5/18	15,408	14,412	15,128
6/18	15,682	14,506	15,246
7/18	15,789	14,987	15,508
8/18	17,029	15,514	16,474
9/18	16,845	15,539	16,088
10/18	14,790	14,395	14,053
11/18	14,839	14,683	14,272
12/18	13,248	13,317	12,605
1/19	14,938	14,460	14,060
2/19	16,164	14,968	14,968
3/19	16,045	15,187	14,766
4/19	16,718	15,793	15,215
5/19	15,925	14,771	14,087
6/19	17,062	15,809	15,172
7/19	17,346	16,044	15,320
8/19	16,523	15,717	14,659
9/19	15,925	15,993	14,538
10/19	16,254	16,337	14,952
11/19	17,331	16,958	15,832
12/19	17,604	17,447	16,195
1/20	17,718	17,428	16,017
2/20	16,670	16,002	14,860
3/20	13,706	13,801	12,022
4/20	15,868	15,629	13,813
5/20	17,653	16,465	15,118
6/20	18,308	16,841	15,699
7/20	19,274	17,797	16,239
8/20	20,289	19,087	17,191
9/20	19,929	18,392	16,823
10/20	20,142	17,995	16,951
11/20	22,926	20,184	19,940
12/20	24,882	21,092	21,804
1/21	25,473	20,998	22,855
2/21	26,429	21,654	23,609
3/21	25,542	22,431	22,867
4/21	26,707	23,587	23,365
5/21	25,873	23,695	22,698
6/21	26,794	24,279	23,762
7/21	26,638	24,689	22,897
8/21	27,194	25,393	23,313
9/21	26,307	24,254	22,419
10/21	27,751	25,894	23,469
11/21	26,151	25,500	22,323
12/21	26,545	26,504	22,422
1/22	22,965	24,945	19,417
2/22	22,797	24,317	19,501
3/22	22,672	25,105	19,590
4/22	20,264	22,852	17,187
5/22	19,783	22,822	16,862
6/22	18,359	20,912	15,818
7/22	20,055	22,874	17,589
8/22	19,615	22,021	17,424
9/22	18,024	19,979	15,857
10/22	19,406	21,617	17,362
11/22	20,013	22,745	17,645
12/22	18,884	21,414	16,512
1/23	20,620	22,888	18,154
2/23	20,387	22,353	17,958
3/23	20,070	22,951	17,515
4/23	19,900	23,196	17,311
5/23	19,752	23,286	17,314
6/23	21,319	24,876	18,750
7/23	21,954	25,768	19,626
8/23	21,043	25,270	18,605
9/23	19,667	24,067	17,378
10/23	18,122	23,429	16,037
11/23	19,943	25,613	17,497
12/23	21,890	26,972	19,593
1/24	21,319	27,271	18,964
2/24	23,033	28,747	20,505
3/24	23,478	29,674	21,078
4/24	21,890	28,369	19,455
5/24	22,864	29,709	20,497
6/24	22,906	30,629	20,463
7/24	24,050	31,198	22,138
8/24	24,367	31,877	21,893
9/24	24,727	32,537	22,184
10/24	24,367	32,298	21,890

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	34.46%	8.43%	9.32%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,124,552
  Total Number of Portfolio Holdings1,226
  Portfolio Turnover Rate 61.2%
  Total Advisory Fees Paid (amount in thousands)$19,534

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	30.53%
Industrial	23.81%
Technology	18.48%
Financial	9.20%
Consumer, Cyclical	7.47%
Money Market Funds	4.36%
Communications	3.60%
Energy	2.10%
Basic Materials	2.06%
Exchange-Traded Funds	0.50%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV895ARR3-0

R-4

PPNSX

SmallCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$143	1.22%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $24,845	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,061	10,242	10,065
12/14	10,248	10,242	10,363
1/15	9,940	9,957	10,126
2/15	10,798	10,534	10,855
3/15	10,938	10,427	11,050
4/15	10,677	10,474	10,725
5/15	11,087	10,619	11,119
6/15	11,311	10,441	11,269
7/15	11,367	10,616	11,315
8/15	10,527	9,975	10,457
9/15	9,884	9,684	9,797
10/15	10,322	10,449	10,352
11/15	10,788	10,507	10,732
12/15	10,343	10,291	10,220
1/16	9,163	9,711	9,113
2/16	9,081	9,707	9,048
3/16	9,707	10,391	9,741
4/16	9,861	10,455	9,838
5/16	10,148	10,642	10,103
6/16	10,158	10,664	10,057
7/16	10,794	11,087	10,715
8/16	10,856	11,116	10,828
9/16	11,020	11,133	10,984
10/16	10,415	10,892	10,302
11/16	11,246	11,380	11,223
12/16	11,255	11,602	11,377
1/17	11,551	11,820	11,561
2/17	11,795	12,260	11,845
3/17	11,975	12,268	11,985
4/17	12,219	12,398	12,206
5/17	12,293	12,525	12,095
6/17	12,611	12,638	12,511
7/17	12,770	12,876	12,618
8/17	12,812	12,901	12,603
9/17	13,448	13,216	13,289
10/17	13,713	13,504	13,495
11/17	14,052	13,914	13,882
12/17	14,173	14,053	13,898
1/18	14,795	14,794	14,440
2/18	14,478	14,249	14,029
3/18	14,512	13,963	14,218
4/18	14,512	14,016	14,232
5/18	15,518	14,412	15,128
6/18	15,801	14,506	15,246
7/18	15,914	14,987	15,508
8/18	17,159	15,514	16,474
9/18	16,984	15,539	16,088
10/18	14,909	14,395	14,053
11/18	14,967	14,683	14,272
12/18	13,354	13,317	12,605
1/19	15,060	14,460	14,060
2/19	16,305	14,968	14,968
3/19	16,193	15,187	14,766
4/19	16,864	15,793	15,215
5/19	16,081	14,771	14,087
6/19	17,214	15,809	15,172
7/19	17,507	16,044	15,320
8/19	16,682	15,717	14,659
9/19	16,095	15,993	14,538
10/19	16,416	16,337	14,952
11/19	17,507	16,958	15,832
12/19	17,775	17,447	16,195
1/20	17,912	17,428	16,017
2/20	16,848	16,002	14,860
3/20	13,852	13,801	12,022
4/20	16,042	15,629	13,813
5/20	17,852	16,465	15,118
6/20	18,521	16,841	15,699
7/20	19,494	17,797	16,239
8/20	20,528	19,087	17,191
9/20	20,163	18,392	16,823
10/20	20,376	17,995	16,951
11/20	23,204	20,184	19,940
12/20	25,188	21,092	21,804
1/21	25,783	20,998	22,855
2/21	26,763	21,654	23,609
3/21	25,863	22,431	22,867
4/21	27,052	23,587	23,365
5/21	26,216	23,695	22,698
6/21	27,148	24,279	23,762
7/21	26,988	24,689	22,897
8/21	27,550	25,393	23,313
9/21	26,666	24,254	22,419
10/21	28,144	25,894	23,469
11/21	26,522	25,500	22,323
12/21	26,934	26,504	22,422
1/22	23,287	24,945	19,417
2/22	23,135	24,317	19,501
3/22	23,021	25,105	19,590
4/22	20,552	22,852	17,187
5/22	20,096	22,822	16,862
6/22	18,634	20,912	15,818
7/22	20,362	22,874	17,589
8/22	19,925	22,021	17,424
9/22	18,292	19,979	15,857
10/22	19,716	21,617	17,362
11/22	20,324	22,745	17,645
12/22	19,186	21,414	16,512
1/23	20,970	22,888	18,154
2/23	20,720	22,353	17,958
3/23	20,413	22,951	17,515
4/23	20,241	23,196	17,311
5/23	20,087	23,286	17,314
6/23	21,699	24,876	18,750
7/23	22,351	25,768	19,626
8/23	21,411	25,270	18,605
9/23	20,011	24,067	17,378
10/23	18,437	23,429	16,037
11/23	20,298	25,613	17,497
12/23	22,294	26,972	19,593
1/24	21,718	27,271	18,964
2/24	23,464	28,747	20,505
3/24	23,905	29,674	21,078
4/24	22,313	28,369	19,455
5/24	23,310	29,709	20,497
6/24	23,349	30,629	20,463
7/24	24,519	31,198	22,138
8/24	24,826	31,877	21,893
9/24	25,191	32,537	22,184
10/24	24,845	32,298	21,890

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	34.76%	8.64%	9.53%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,124,552
  Total Number of Portfolio Holdings1,226
  Portfolio Turnover Rate 61.2%
  Total Advisory Fees Paid (amount in thousands)$19,534

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	30.53%
Industrial	23.81%
Technology	18.48%
Financial	9.20%
Consumer, Cyclical	7.47%
Money Market Funds	4.36%
Communications	3.60%
Energy	2.10%
Basic Materials	2.06%
Exchange-Traded Funds	0.50%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV895ARR4-0

R-5

PPNPX

SmallCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$129	1.10%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $25,131	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,059	10,242	10,065
12/14	10,250	10,242	10,363
1/15	9,943	9,957	10,126
2/15	10,792	10,534	10,855
3/15	10,936	10,427	11,050
4/15	10,674	10,474	10,725
5/15	11,089	10,619	11,119
6/15	11,315	10,441	11,269
7/15	11,378	10,616	11,315
8/15	10,530	9,975	10,457
9/15	9,898	9,684	9,797
10/15	10,331	10,449	10,352
11/15	10,792	10,507	10,732
12/15	10,351	10,291	10,220
1/16	9,174	9,711	9,113
2/16	9,085	9,707	9,048
3/16	9,718	10,391	9,741
4/16	9,876	10,455	9,838
5/16	10,163	10,642	10,103
6/16	10,173	10,664	10,057
7/16	10,806	11,087	10,715
8/16	10,876	11,116	10,828
9/16	11,044	11,133	10,984
10/16	10,440	10,892	10,302
11/16	11,272	11,380	11,223
12/16	11,280	11,602	11,377
1/17	11,576	11,820	11,561
2/17	11,821	12,260	11,845
3/17	12,005	12,268	11,985
4/17	12,250	12,398	12,206
5/17	12,322	12,525	12,095
6/17	12,648	12,638	12,511
7/17	12,801	12,876	12,618
8/17	12,842	12,901	12,603
9/17	13,496	13,216	13,289
10/17	13,751	13,504	13,495
11/17	14,098	13,914	13,882
12/17	14,214	14,053	13,898
1/18	14,844	14,794	14,440
2/18	14,529	14,249	14,029
3/18	14,562	13,963	14,218
4/18	14,562	14,016	14,232
5/18	15,583	14,412	15,128
6/18	15,865	14,506	15,246
7/18	15,973	14,987	15,508
8/18	17,224	15,514	16,474
9/18	17,056	15,539	16,088
10/18	14,976	14,395	14,053
11/18	15,031	14,683	14,272
12/18	13,418	13,317	12,605
1/19	15,133	14,460	14,060
2/19	16,383	14,968	14,968
3/19	16,264	15,187	14,766
4/19	16,942	15,793	15,215
5/19	16,157	14,771	14,087
6/19	17,301	15,809	15,172
7/19	17,594	16,044	15,320
8/19	16,769	15,717	14,659
9/19	16,171	15,993	14,538
10/19	16,516	16,337	14,952
11/19	17,594	16,958	15,832
12/19	17,875	17,447	16,195
1/20	18,019	17,428	16,017
2/20	16,954	16,002	14,860
3/20	13,931	13,801	12,022
4/20	16,133	15,629	13,813
5/20	17,961	16,465	15,118
6/20	18,638	16,841	15,699
7/20	19,616	17,797	16,239
8/20	20,667	19,087	17,191
9/20	20,307	18,392	16,823
10/20	20,509	17,995	16,951
11/20	23,358	20,184	19,940
12/20	25,366	21,092	21,804
1/21	25,972	20,998	22,855
2/21	26,957	21,654	23,609
3/21	26,048	22,431	22,867
4/21	27,245	23,587	23,365
5/21	26,411	23,695	22,698
6/21	27,351	24,279	23,762
7/21	27,199	24,689	22,897
8/21	27,760	25,393	23,313
9/21	26,866	24,254	22,419
10/21	28,351	25,894	23,469
11/21	26,730	25,500	22,323
12/21	27,149	26,504	22,422
1/22	23,465	24,945	19,417
2/22	23,324	24,317	19,501
3/22	23,200	25,105	19,590
4/22	20,738	22,852	17,187
5/22	20,260	22,822	16,862
6/22	18,790	20,912	15,818
7/22	20,543	22,874	17,589
8/22	20,101	22,021	17,424
9/22	18,471	19,979	15,857
10/22	19,906	21,617	17,362
11/22	20,508	22,745	17,645
12/22	19,358	21,414	16,512
1/23	21,163	22,888	18,154
2/23	20,913	22,353	17,958
3/23	20,609	22,951	17,515
4/23	20,430	23,196	17,311
5/23	20,287	23,286	17,314
6/23	21,914	24,876	18,750
7/23	22,557	25,768	19,626
8/23	21,628	25,270	18,605
9/23	20,216	24,067	17,378
10/23	18,643	23,429	16,037
11/23	20,520	25,613	17,497
12/23	22,521	26,972	19,593
1/24	21,949	27,271	18,964
2/24	23,719	28,747	20,505
3/24	24,166	29,674	21,078
4/24	22,557	28,369	19,455
5/24	23,558	29,709	20,497
6/24	23,594	30,629	20,463
7/24	24,791	31,198	22,138
8/24	25,113	31,877	21,893
9/24	25,489	32,537	22,184
10/24	25,131	32,298	21,890

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	34.80%	8.76%	9.65%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,124,552
  Total Number of Portfolio Holdings1,226
  Portfolio Turnover Rate 61.2%
  Total Advisory Fees Paid (amount in thousands)$19,534

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	30.53%
Industrial	23.81%
Technology	18.48%
Financial	9.20%
Consumer, Cyclical	7.47%
Money Market Funds	4.36%
Communications	3.60%
Energy	2.10%
Basic Materials	2.06%
Exchange-Traded Funds	0.50%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV895ARR5-0

R-6

PCSMX

SmallCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$99	0.84%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $25,729	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,057	10,242	10,065
12/14	10,248	10,242	10,363
1/15	9,945	9,957	10,126
2/15	10,800	10,534	10,855
3/15	10,947	10,427	11,050
4/15	10,679	10,474	10,725
5/15	11,102	10,619	11,119
6/15	11,327	10,441	11,269
7/15	11,387	10,616	11,315
8/15	10,541	9,975	10,457
9/15	9,911	9,684	9,797
10/15	10,343	10,449	10,352
11/15	10,817	10,507	10,732
12/15	10,370	10,291	10,220
1/16	9,192	9,711	9,113
2/16	9,107	9,707	9,048
3/16	9,738	10,391	9,741
4/16	9,899	10,455	9,838
5/16	10,191	10,642	10,103
6/16	10,200	10,664	10,057
7/16	10,841	11,087	10,715
8/16	10,917	11,116	10,828
9/16	11,077	11,133	10,984
10/16	10,474	10,892	10,302
11/16	11,313	11,380	11,223
12/16	11,321	11,602	11,377
1/17	11,622	11,820	11,561
2/17	11,874	12,260	11,845
3/17	12,059	12,268	11,985
4/17	12,311	12,398	12,206
5/17	12,389	12,525	12,095
6/17	12,709	12,638	12,511
7/17	12,874	12,876	12,618
8/17	12,913	12,901	12,603
9/17	13,573	13,216	13,289
10/17	13,835	13,504	13,495
11/17	14,185	13,914	13,882
12/17	14,306	14,053	13,898
1/18	14,944	14,794	14,440
2/18	14,635	14,249	14,029
3/18	14,666	13,963	14,218
4/18	14,676	14,016	14,232
5/18	15,695	14,412	15,128
6/18	15,983	14,506	15,246
7/18	16,096	14,987	15,508
8/18	17,364	15,514	16,474
9/18	17,194	15,539	16,088
10/18	15,099	14,395	14,053
11/18	15,163	14,683	14,272
12/18	13,542	13,317	12,605
1/19	15,270	14,460	14,060
2/19	16,526	14,968	14,968
3/19	16,427	15,187	14,766
4/19	17,110	15,793	15,215
5/19	16,315	14,771	14,087
6/19	17,484	15,809	15,172
7/19	17,782	16,044	15,320
8/19	16,949	15,717	14,659
9/19	16,352	15,993	14,538
10/19	16,688	16,337	14,952
11/19	17,794	16,958	15,832
12/19	18,083	17,447	16,195
1/20	18,230	17,428	16,017
2/20	17,146	16,002	14,860
3/20	14,097	13,801	12,022
4/20	16,330	15,629	13,813
5/20	18,190	16,465	15,118
6/20	18,872	16,841	15,699
7/20	19,875	17,797	16,239
8/20	20,931	19,087	17,191
9/20	20,570	18,392	16,823
10/20	20,798	17,995	16,951
11/20	23,686	20,184	19,940
12/20	25,726	21,092	21,804
1/21	26,343	20,998	22,855
2/21	27,352	21,654	23,609
3/21	26,441	22,431	22,867
4/21	27,661	23,587	23,365
5/21	26,806	23,695	22,698
6/21	27,773	24,279	23,762
7/21	27,619	24,689	22,897
8/21	28,208	25,393	23,313
9/21	27,296	24,254	22,419
10/21	28,824	25,894	23,469
11/21	27,184	25,500	22,323
12/21	27,600	26,504	22,422
1/22	23,871	24,945	19,417
2/22	23,726	24,317	19,501
3/22	23,613	25,105	19,590
4/22	21,095	22,852	17,187
5/22	20,627	22,822	16,862
6/22	19,126	20,912	15,818
7/22	20,918	22,874	17,589
8/22	20,466	22,021	17,424
9/22	18,819	19,979	15,857
10/22	20,272	21,617	17,362
11/22	20,902	22,745	17,645
12/22	19,740	21,414	16,512
1/23	21,579	22,888	18,154
2/23	21,335	22,353	17,958
3/23	21,026	22,951	17,515
4/23	20,847	23,196	17,311
5/23	20,701	23,286	17,314
6/23	22,361	24,876	18,750
7/23	23,044	25,768	19,626
8/23	22,084	25,270	18,605
9/23	20,652	24,067	17,378
10/23	19,041	23,429	16,037
11/23	20,961	25,613	17,497
12/23	23,028	26,972	19,593
1/24	22,426	27,271	18,964
2/24	24,248	28,747	20,505
3/24	24,720	29,674	21,078
4/24	23,060	28,369	19,455
5/24	24,102	29,709	20,497
6/24	24,151	30,629	20,463
7/24	25,371	31,198	22,138
8/24	25,713	31,877	21,893
9/24	26,104	32,537	22,184
10/24	25,729	32,298	21,890

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	35.13%	9.05%	9.91%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,124,552
  Total Number of Portfolio Holdings1,226
  Portfolio Turnover Rate 61.2%
  Total Advisory Fees Paid (amount in thousands)$19,534

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	30.53%
Industrial	23.81%
Technology	18.48%
Financial	9.20%
Consumer, Cyclical	7.47%
Money Market Funds	4.36%
Communications	3.60%
Energy	2.10%
Basic Materials	2.06%
Exchange-Traded Funds	0.50%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV895ARR6-0

Class J

PSSJX

SmallCap S&P 600 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$44	0.38%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $22,657	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,971	10,252	9,973
12/14	10,250	10,246	10,258
1/15	9,890	9,952	9,899
2/15	10,481	10,519	10,496
3/15	10,645	10,388	10,664
4/15	10,392	10,456	10,416
5/15	10,552	10,596	10,576
6/15	10,658	10,406	10,685
7/15	10,561	10,598	10,594
8/15	10,005	9,965	10,046
9/15	9,650	9,709	9,694
10/15	10,228	10,500	10,285
11/15	10,499	10,547	10,560
12/15	9,994	10,349	10,055
1/16	9,374	9,826	9,435
2/16	9,471	9,828	9,540
3/16	10,240	10,511	10,323
4/16	10,361	10,561	10,444
5/16	10,526	10,754	10,617
6/16	10,584	10,785	10,681
7/16	11,116	11,192	11,225
8/16	11,266	11,214	11,377
9/16	11,334	11,213	11,450
10/16	10,826	10,993	10,938
11/16	12,176	11,464	12,311
12/16	12,580	11,698	12,725
1/17	12,523	11,909	12,675
2/17	12,719	12,360	12,877
3/17	12,704	12,369	12,861
4/17	12,812	12,494	12,977
5/17	12,538	12,638	12,701
6/17	12,905	12,735	13,081
7/17	13,029	12,983	13,208
8/17	12,688	12,994	12,869
9/17	13,659	13,301	13,861
10/17	13,783	13,605	13,992
11/17	14,264	14,030	14,485
12/17	14,186	14,170	14,409
1/18	14,539	14,939	14,774
2/18	13,970	14,380	14,202
3/18	14,246	14,067	14,491
4/18	14,390	14,118	14,641
5/18	15,311	14,492	15,586
6/18	15,482	14,582	15,762
7/18	15,957	15,102	16,260
8/18	16,723	15,601	17,046
9/18	16,193	15,654	16,505
10/18	14,491	14,538	14,776
11/18	14,701	14,842	14,998
12/18	12,924	13,467	13,187
1/19	14,298	14,577	14,590
2/19	14,918	15,060	15,225
3/19	14,418	15,304	14,718
4/19	14,969	15,923	15,288
5/19	13,658	14,884	13,954
6/19	14,671	15,940	14,993
7/19	14,829	16,165	15,163
8/19	14,158	15,870	14,480
9/19	14,627	16,185	14,963
10/19	14,905	16,523	15,254
11/19	15,361	17,114	15,722
12/19	15,812	17,628	16,192
1/20	15,179	17,575	15,549
2/20	13,717	16,108	14,055
3/20	10,641	14,001	10,907
4/20	11,995	15,806	12,292
5/20	12,519	16,580	12,822
6/20	12,982	16,909	13,301
7/20	13,513	17,847	13,847
8/20	14,043	19,080	14,400
9/20	13,383	18,357	13,723
10/20	13,723	17,938	14,077
11/20	16,214	19,966	16,635
12/20	17,555	20,787	18,019
1/21	18,640	20,647	19,152
2/21	20,051	21,293	20,618
3/21	20,698	22,224	21,305
4/21	21,108	23,378	21,740
5/21	21,532	23,543	22,191
6/21	21,609	24,032	22,265
7/21	21,080	24,544	21,734
8/21	21,498	25,268	22,172
9/21	20,969	24,117	21,633
10/21	21,678	25,769	22,374
11/21	21,171	25,547	21,862
12/21	22,114	26,700	22,852
1/22	20,485	25,274	21,192
2/22	20,768	24,602	21,488
3/22	20,844	25,462	21,567
4/22	19,200	23,270	19,883
5/22	19,544	23,329	20,254
6/22	17,869	21,384	18,523
7/22	19,651	23,379	20,378
8/22	18,802	22,437	19,484
9/22	16,943	20,367	17,559
10/22	19,024	22,066	19,730
11/22	19,804	23,298	20,553
12/22	18,465	21,953	19,173
1/23	20,216	23,388	20,993
2/23	19,959	22,833	20,735
3/23	18,920	23,525	19,666
4/23	18,396	23,835	19,119
5/23	18,070	23,879	18,784
6/23	19,547	25,498	20,330
7/23	20,620	26,345	21,450
8/23	19,753	25,889	20,562
9/23	18,568	24,641	19,329
10/23	17,495	24,054	18,220
11/23	18,937	26,238	19,727
12/23	21,345	27,544	22,251
1/24	20,500	27,912	21,373
2/24	21,183	29,397	22,083
3/24	21,866	30,383	22,799
4/24	20,626	29,097	21,519
5/24	21,659	30,531	22,604
6/24	21,165	31,496	22,090
7/24	23,439	32,029	24,475
8/24	23,088	32,728	24,122
9/24	23,277	33,399	24,327
10/24	22,657	33,085	23,686

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	29.50%	8.74%	8.52%
Class J Shares Including Sales Charge	28.50%	8.74%	8.52%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,217,075
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate 22.4%
  Total Advisory Fees Paid (amount in thousands)$1,797

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.51%
Consumer, Non-cyclical	17.06%
Industrial	16.70%
Consumer, Cyclical	15.15%
Technology	6.99%
Energy	5.05%
Communications	4.83%
Basic Materials	3.77%
Money Market Funds	2.06%
Utilities	1.98%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV896ARJ-0

Institutional

PSSIX

SmallCap S&P 600 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.21%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $23,138	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,972	10,252	9,973
12/14	10,256	10,246	10,258
1/15	9,898	9,952	9,899
2/15	10,495	10,519	10,496
3/15	10,662	10,388	10,664
4/15	10,414	10,456	10,416
5/15	10,572	10,596	10,576
6/15	10,683	10,406	10,685
7/15	10,585	10,598	10,594
8/15	10,030	9,965	10,046
9/15	9,676	9,709	9,694
10/15	10,261	10,500	10,285
11/15	10,534	10,547	10,560
12/15	10,029	10,349	10,055
1/16	9,407	9,826	9,435
2/16	9,504	9,828	9,540
3/16	10,280	10,511	10,323
4/16	10,405	10,561	10,444
5/16	10,572	10,754	10,617
6/16	10,633	10,785	10,681
7/16	11,171	11,192	11,225
8/16	11,325	11,214	11,377
9/16	11,394	11,213	11,450
10/16	10,883	10,993	10,938
11/16	12,244	11,464	12,311
12/16	12,654	11,698	12,725
1/17	12,605	11,909	12,675
2/17	12,803	12,360	12,877
3/17	12,788	12,369	12,861
4/17	12,902	12,494	12,977
5/17	12,625	12,638	12,701
6/17	13,001	12,735	13,081
7/17	13,125	12,983	13,208
8/17	12,783	12,994	12,869
9/17	13,763	13,301	13,861
10/17	13,892	13,605	13,992
11/17	14,377	14,030	14,485
12/17	14,301	14,170	14,409
1/18	14,655	14,939	14,774
2/18	14,085	14,380	14,202
3/18	14,365	14,067	14,491
4/18	14,512	14,118	14,641
5/18	15,447	14,492	15,586
6/18	15,616	14,582	15,762
7/18	16,101	15,102	16,260
8/18	16,877	15,601	17,046
9/18	16,343	15,654	16,505
10/18	14,631	14,538	14,776
11/18	14,847	14,842	14,998
12/18	13,052	13,467	13,187
1/19	14,443	14,577	14,590
2/19	15,070	15,060	15,225
3/19	14,570	15,304	14,718
4/19	15,130	15,923	15,288
5/19	13,811	14,884	13,954
6/19	14,835	15,940	14,993
7/19	14,997	16,165	15,163
8/19	14,317	15,870	14,480
9/19	14,793	16,185	14,963
10/19	15,076	16,523	15,254
11/19	15,539	17,114	15,722
12/19	16,000	17,628	16,192
1/20	15,360	17,575	15,549
2/20	13,888	16,108	14,055
3/20	10,776	14,001	10,907
4/20	12,145	15,806	12,292
5/20	12,674	16,580	12,822
6/20	13,152	16,909	13,301
7/20	13,688	17,847	13,847
8/20	14,230	19,080	14,400
9/20	13,565	18,357	13,723
10/20	13,908	17,938	14,077
11/20	16,432	19,966	16,635
12/20	17,795	20,787	18,019
1/21	18,903	20,647	19,152
2/21	20,335	21,293	20,618
3/21	20,995	22,224	21,305
4/21	21,417	23,378	21,740
5/21	21,846	23,543	22,191
6/21	21,925	24,032	22,265
7/21	21,391	24,544	21,734
8/21	21,819	25,268	22,172
9/21	21,285	24,117	21,633
10/21	22,011	25,769	22,374
11/21	21,496	25,547	21,862
12/21	22,457	26,700	22,852
1/22	20,810	25,274	21,192
2/22	21,092	24,602	21,488
3/22	21,171	25,462	21,567
4/22	19,510	23,270	19,883
5/22	19,864	23,329	20,254
6/22	18,166	21,384	18,523
7/22	19,979	23,379	20,378
8/22	19,120	22,437	19,484
9/22	17,234	20,367	17,559
10/22	19,351	22,066	19,730
11/22	20,145	23,298	20,553
12/22	18,789	21,953	19,173
1/23	20,569	23,388	20,993
2/23	20,311	22,833	20,735
3/23	19,264	23,525	19,666
4/23	18,725	23,835	19,119
5/23	18,403	23,879	18,784
6/23	19,908	25,498	20,330
7/23	21,003	26,345	21,450
8/23	20,126	25,889	20,562
9/23	18,918	24,641	19,329
10/23	17,831	24,054	18,220
11/23	19,305	26,238	19,727
12/23	21,759	27,544	22,251
1/24	20,901	27,912	21,373
2/24	21,608	29,397	22,083
3/24	22,297	30,383	22,799
4/24	21,036	29,097	21,519
5/24	22,095	30,531	22,604
6/24	21,599	31,496	22,090
7/24	23,921	32,029	24,475
8/24	23,567	32,728	24,122
9/24	23,761	33,399	24,327
10/24	23,138	33,085	23,686

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	29.76%	8.95%	8.75%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,217,075
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate 22.4%
  Total Advisory Fees Paid (amount in thousands)$1,797

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.51%
Consumer, Non-cyclical	17.06%
Industrial	16.70%
Consumer, Cyclical	15.15%
Technology	6.99%
Energy	5.05%
Communications	4.83%
Basic Materials	3.77%
Money Market Funds	2.06%
Utilities	1.98%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV896ARI-0

R-1

PSAPX

SmallCap S&P 600 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$119	1.04%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $21,316	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,968	10,252	9,973
12/14	10,244	10,246	10,258
1/15	9,878	9,952	9,899
2/15	10,467	10,519	10,496
3/15	10,626	10,388	10,664
4/15	10,368	10,456	10,416
5/15	10,523	10,596	10,576
6/15	10,622	10,406	10,685
7/15	10,519	10,598	10,594
8/15	9,960	9,965	10,046
9/15	9,603	9,709	9,694
10/15	10,175	10,500	10,285
11/15	10,437	10,547	10,560
12/15	9,931	10,349	10,055
1/16	9,309	9,826	9,435
2/16	9,402	9,828	9,540
3/16	10,158	10,511	10,323
4/16	10,275	10,561	10,444
5/16	10,437	10,754	10,617
6/16	10,483	10,785	10,681
7/16	11,013	11,192	11,225
8/16	11,152	11,214	11,377
9/16	11,217	11,213	11,450
10/16	10,706	10,993	10,938
11/16	12,034	11,464	12,311
12/16	12,427	11,698	12,725
1/17	12,368	11,909	12,675
2/17	12,555	12,360	12,877
3/17	12,531	12,369	12,861
4/17	12,634	12,494	12,977
5/17	12,353	12,638	12,701
6/17	12,713	12,735	13,081
7/17	12,826	12,983	13,208
8/17	12,486	12,994	12,869
9/17	13,436	13,301	13,861
10/17	13,549	13,605	13,992
11/17	14,017	14,030	14,485
12/17	13,932	14,170	14,409
1/18	14,271	14,939	14,774
2/18	13,703	14,380	14,202
3/18	13,969	14,067	14,491
4/18	14,099	14,118	14,641
5/18	14,996	14,492	15,586
6/18	15,152	14,582	15,762
7/18	15,611	15,102	16,260
8/18	16,351	15,601	17,046
9/18	15,824	15,654	16,505
10/18	14,153	14,538	14,776
11/18	14,357	14,842	14,998
12/18	12,615	13,467	13,187
1/19	13,944	14,577	14,590
2/19	14,541	15,060	15,225
3/19	14,051	15,304	14,718
4/19	14,576	15,923	15,288
5/19	13,295	14,884	13,954
6/19	14,275	15,940	14,993
7/19	14,423	16,165	15,163
8/19	13,761	15,870	14,480
9/19	14,210	16,185	14,963
10/19	14,470	16,523	15,254
11/19	14,907	17,114	15,722
12/19	15,335	17,628	16,192
1/20	14,719	17,575	15,549
2/20	13,293	16,108	14,055
3/20	10,309	14,001	10,907
4/20	11,616	15,806	12,292
5/20	12,112	16,580	12,822
6/20	12,558	16,909	13,301
7/20	13,061	17,847	13,847
8/20	13,570	19,080	14,400
9/20	12,923	18,357	13,723
10/20	13,243	17,938	14,077
11/20	15,637	19,966	16,635
12/20	16,918	20,787	18,019
1/21	17,964	20,647	19,152
2/21	19,310	21,293	20,618
3/21	19,922	22,224	21,305
4/21	20,311	23,378	21,740
5/21	20,706	23,543	22,191
6/21	20,764	24,032	22,265
7/21	20,247	24,544	21,734
8/21	20,636	25,268	22,172
9/21	20,113	24,117	21,633
10/21	20,789	25,769	22,374
11/21	20,285	25,547	21,862
12/21	21,176	26,700	22,852
1/22	19,609	25,274	21,192
2/22	19,866	24,602	21,488
3/22	19,928	25,462	21,567
4/22	18,348	23,270	19,883
5/22	18,667	23,329	20,254
6/22	17,058	21,384	18,523
7/22	18,757	23,379	20,378
8/22	17,932	22,437	19,484
9/22	16,150	20,367	17,559
10/22	18,126	22,066	19,730
11/22	18,854	23,298	20,553
12/22	17,579	21,953	19,173
1/23	19,222	23,388	20,993
2/23	18,969	22,833	20,735
3/23	17,978	23,525	19,666
4/23	17,471	23,835	19,119
5/23	17,149	23,879	18,784
6/23	18,547	25,498	20,330
7/23	19,553	26,345	21,450
8/23	18,723	25,889	20,562
9/23	17,587	24,641	19,329
10/23	16,565	24,054	18,220
11/23	17,917	26,238	19,727
12/23	20,193	27,544	22,251
1/24	19,372	27,912	21,373
2/24	20,017	29,397	22,083
3/24	20,647	30,383	22,799
4/24	19,468	29,097	21,519
5/24	20,424	30,531	22,604
6/24	19,954	31,496	22,090
7/24	22,080	32,029	24,475
8/24	21,738	32,728	24,122
9/24	21,905	33,399	24,327
10/24	21,316	33,085	23,686

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	28.68%	8.06%	7.86%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,217,075
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate 22.4%
  Total Advisory Fees Paid (amount in thousands)$1,797

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.51%
Consumer, Non-cyclical	17.06%
Industrial	16.70%
Consumer, Cyclical	15.15%
Technology	6.99%
Energy	5.05%
Communications	4.83%
Basic Materials	3.77%
Money Market Funds	2.06%
Utilities	1.98%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV896ARR1-0

R-3

PSSMX

SmallCap S&P 600 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$84	0.73%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $21,984	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,969	10,252	9,973
12/14	10,247	10,246	10,258
1/15	9,887	9,952	9,899
2/15	10,478	10,519	10,496
3/15	10,637	10,388	10,664
4/15	10,385	10,456	10,416
5/15	10,540	10,596	10,576
6/15	10,641	10,406	10,685
7/15	10,545	10,598	10,594
8/15	9,987	9,965	10,046
9/15	9,627	9,709	9,694
10/15	10,205	10,500	10,285
11/15	10,473	10,547	10,560
12/15	9,965	10,349	10,055
1/16	9,344	9,826	9,435
2/16	9,439	9,828	9,540
3/16	10,205	10,511	10,323
4/16	10,322	10,561	10,444
5/16	10,485	10,754	10,617
6/16	10,540	10,785	10,681
7/16	11,069	11,192	11,225
8/16	11,214	11,214	11,377
9/16	11,282	11,213	11,450
10/16	10,770	10,993	10,938
11/16	12,111	11,464	12,311
12/16	12,511	11,698	12,725
1/17	12,454	11,909	12,675
2/17	12,646	12,360	12,877
3/17	12,626	12,369	12,861
4/17	12,732	12,494	12,977
5/17	12,454	12,638	12,701
6/17	12,818	12,735	13,081
7/17	12,934	12,983	13,208
8/17	12,598	12,994	12,869
9/17	13,558	13,301	13,861
10/17	13,678	13,605	13,992
11/17	14,148	14,030	14,485
12/17	14,068	14,170	14,409
1/18	14,414	14,939	14,774
2/18	13,844	14,380	14,202
3/18	14,119	14,067	14,491
4/18	14,251	14,118	14,641
5/18	15,162	14,492	15,586
6/18	15,325	14,582	15,762
7/18	15,793	15,102	16,260
8/18	16,546	15,601	17,046
9/18	16,016	15,654	16,505
10/18	14,330	14,538	14,776
11/18	14,539	14,842	14,998
12/18	12,778	13,467	13,187
1/19	14,131	14,577	14,590
2/19	14,741	15,060	15,225
3/19	14,241	15,304	14,718
4/19	14,782	15,923	15,288
5/19	13,486	14,884	13,954
6/19	14,482	15,940	14,993
7/19	14,638	16,165	15,163
8/19	13,970	15,870	14,480
9/19	14,425	16,185	14,963
10/19	14,695	16,523	15,254
11/19	15,145	17,114	15,722
12/19	15,585	17,628	16,192
1/20	14,959	17,575	15,549
2/20	13,517	16,108	14,055
3/20	10,480	14,001	10,907
4/20	11,811	15,806	12,292
5/20	12,321	16,580	12,822
6/20	12,781	16,909	13,301
7/20	13,296	17,847	13,847
8/20	13,818	19,080	14,400
9/20	13,161	18,357	13,723
10/20	13,492	17,938	14,077
11/20	15,934	19,966	16,635
12/20	17,246	20,787	18,019
1/21	18,313	20,647	19,152
2/21	19,692	21,293	20,618
3/21	20,322	22,224	21,305
4/21	20,721	23,378	21,740
5/21	21,127	23,543	22,191
6/21	21,189	24,032	22,265
7/21	20,672	24,544	21,734
8/21	21,077	25,268	22,172
9/21	20,547	24,117	21,633
10/21	21,239	25,769	22,374
11/21	20,734	25,547	21,862
12/21	21,649	26,700	22,852
1/22	20,055	25,274	21,192
2/22	20,320	24,602	21,488
3/22	20,388	25,462	21,567
4/22	18,780	23,270	19,883
5/22	19,113	23,329	20,254
6/22	17,465	21,384	18,523
7/22	19,208	23,379	20,378
8/22	18,373	22,437	19,484
9/22	16,549	20,367	17,559
10/22	18,577	22,066	19,730
11/22	19,330	23,298	20,553
12/22	18,027	21,953	19,173
1/23	19,721	23,388	20,993
2/23	19,466	22,833	20,735
3/23	18,454	23,525	19,666
4/23	17,930	23,835	19,119
5/23	17,615	23,879	18,784
6/23	19,047	25,498	20,330
7/23	20,089	26,345	21,450
8/23	19,242	25,889	20,562
9/23	18,080	24,641	19,329
10/23	17,030	24,054	18,220
11/23	18,432	26,238	19,727
12/23	20,770	27,544	22,251
1/24	19,937	27,912	21,373
2/24	20,599	29,397	22,083
3/24	21,252	30,383	22,799
4/24	20,046	29,097	21,519
5/24	21,042	30,531	22,604
6/24	20,560	31,496	22,090
7/24	22,754	32,029	24,475
8/24	22,412	32,728	24,122
9/24	22,591	33,399	24,327
10/24	21,984	33,085	23,686

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	29.09%	8.39%	8.20%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,217,075
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate 22.4%
  Total Advisory Fees Paid (amount in thousands)$1,797

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.51%
Consumer, Non-cyclical	17.06%
Industrial	16.70%
Consumer, Cyclical	15.15%
Technology	6.99%
Energy	5.05%
Communications	4.83%
Basic Materials	3.77%
Money Market Funds	2.06%
Utilities	1.98%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV896ARR3-0

R-4

PSSSX

SmallCap S&P 600 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$62	0.54%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $22,402	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,969	10,252	9,973
12/14	10,251	10,246	10,258
1/15	9,889	9,952	9,899
2/15	10,480	10,519	10,496
3/15	10,642	10,388	10,664
4/15	10,392	10,456	10,416
5/15	10,550	10,596	10,576
6/15	10,654	10,406	10,685
7/15	10,555	10,598	10,594
8/15	10,001	9,965	10,046
9/15	9,643	9,709	9,694
10/15	10,222	10,500	10,285
11/15	10,492	10,547	10,560
12/15	9,986	10,349	10,055
1/16	9,365	9,826	9,435
2/16	9,459	9,828	9,540
3/16	10,229	10,511	10,323
4/16	10,351	10,561	10,444
5/16	10,513	10,754	10,617
6/16	10,571	10,785	10,681
7/16	11,103	11,192	11,225
8/16	11,251	11,214	11,377
9/16	11,319	11,213	11,450
10/16	10,810	10,993	10,938
11/16	12,156	11,464	12,311
12/16	12,560	11,698	12,725
1/17	12,503	11,909	12,675
2/17	12,699	12,360	12,877
3/17	12,679	12,369	12,861
4/17	12,789	12,494	12,977
5/17	12,512	12,638	12,701
6/17	12,880	12,735	13,081
7/17	13,000	12,983	13,208
8/17	12,660	12,994	12,869
9/17	13,631	13,301	13,861
10/17	13,750	13,605	13,992
11/17	14,228	14,030	14,485
12/17	14,148	14,170	14,409
1/18	14,498	14,939	14,774
2/18	13,929	14,380	14,202
3/18	14,203	14,067	14,491
4/18	14,345	14,118	14,641
5/18	15,264	14,492	15,586
6/18	15,426	14,582	15,762
7/18	15,903	15,102	16,260
8/18	16,663	15,601	17,046
9/18	16,130	15,654	16,505
10/18	14,439	14,538	14,776
11/18	14,647	14,842	14,998
12/18	12,873	13,467	13,187
1/19	14,239	14,577	14,590
2/19	14,859	15,060	15,225
3/19	14,360	15,304	14,718
4/19	14,905	15,923	15,288
5/19	13,602	14,884	13,954
6/19	14,607	15,940	14,993
7/19	14,767	16,165	15,163
8/19	14,096	15,870	14,480
9/19	14,555	16,185	14,963
10/19	14,836	16,523	15,254
11/19	15,284	17,114	15,722
12/19	15,733	17,628	16,192
1/20	15,103	17,575	15,549
2/20	13,646	16,108	14,055
3/20	10,585	14,001	10,907
4/20	11,932	15,806	12,292
5/20	12,452	16,580	12,822
6/20	12,911	16,909	13,301
7/20	13,438	17,847	13,847
8/20	13,964	19,080	14,400
9/20	13,309	18,357	13,723
10/20	13,640	17,938	14,077
11/20	16,113	19,966	16,635
12/20	17,443	20,787	18,019
1/21	18,528	20,647	19,152
2/21	19,924	21,293	20,618
3/21	20,566	22,224	21,305
4/21	20,972	23,378	21,740
5/21	21,389	23,543	22,191
6/21	21,458	24,032	22,265
7/21	20,934	24,544	21,734
8/21	21,346	25,268	22,172
9/21	20,816	24,117	21,633
10/21	21,520	25,769	22,374
11/21	21,009	25,547	21,862
12/21	21,946	26,700	22,852
1/22	20,326	25,274	21,192
2/22	20,604	24,602	21,488
3/22	20,672	25,462	21,567
4/22	19,045	23,270	19,883
5/22	19,384	23,329	20,254
6/22	17,717	21,384	18,523
7/22	19,486	23,379	20,378
8/22	18,645	22,437	19,484
9/22	16,802	20,367	17,559
10/22	18,862	22,066	19,730
11/22	19,628	23,298	20,553
12/22	18,302	21,953	19,173
1/23	20,026	23,388	20,993
2/23	19,771	22,833	20,735
3/23	18,744	23,525	19,666
4/23	18,220	23,835	19,119
5/23	17,898	23,879	18,784
6/23	19,359	25,498	20,330
7/23	20,416	26,345	21,450
8/23	19,561	25,889	20,562
9/23	18,385	24,641	19,329
10/23	17,320	24,054	18,220
11/23	18,744	26,238	19,727
12/23	21,125	27,544	22,251
1/24	20,284	27,912	21,373
2/24	20,961	29,397	22,083
3/24	21,631	30,383	22,799
4/24	20,400	29,097	21,519
5/24	21,421	30,531	22,604
6/24	20,930	31,496	22,090
7/24	23,173	32,029	24,475
8/24	22,831	32,728	24,122
9/24	23,010	33,399	24,327
10/24	22,402	33,085	23,686

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	29.34%	8.59%	8.40%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,217,075
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate 22.4%
  Total Advisory Fees Paid (amount in thousands)$1,797

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.51%
Consumer, Non-cyclical	17.06%
Industrial	16.70%
Consumer, Cyclical	15.15%
Technology	6.99%
Energy	5.05%
Communications	4.83%
Basic Materials	3.77%
Money Market Funds	2.06%
Utilities	1.98%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV896ARR4-0

R-5

PSSPX

SmallCap S&P 600 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$48	0.42%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $22,674	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,973	10,252	9,973
12/14	10,254	10,246	10,258
1/15	9,893	9,952	9,899
2/15	10,486	10,519	10,496
3/15	10,652	10,388	10,664
4/15	10,399	10,456	10,416
5/15	10,561	10,596	10,576
6/15	10,665	10,406	10,685
7/15	10,569	10,598	10,594
8/15	10,014	9,965	10,046
9/15	9,657	9,709	9,694
10/15	10,238	10,500	10,285
11/15	10,507	10,547	10,560
12/15	10,002	10,349	10,055
1/16	9,382	9,826	9,435
2/16	9,477	9,828	9,540
3/16	10,249	10,511	10,323
4/16	10,371	10,561	10,444
5/16	10,537	10,754	10,617
6/16	10,595	10,785	10,681
7/16	11,130	11,192	11,225
8/16	11,278	11,214	11,377
9/16	11,350	11,213	11,450
10/16	10,838	10,993	10,938
11/16	12,190	11,464	12,311
12/16	12,597	11,698	12,725
1/17	12,540	11,909	12,675
2/17	12,736	12,360	12,877
3/17	12,721	12,369	12,861
4/17	12,831	12,494	12,977
5/17	12,554	12,638	12,701
6/17	12,927	12,735	13,081
7/17	13,046	12,983	13,208
8/17	12,707	12,994	12,869
9/17	13,681	13,301	13,861
10/17	13,805	13,605	13,992
11/17	14,287	14,030	14,485
12/17	14,207	14,170	14,409
1/18	14,562	14,939	14,774
2/18	13,989	14,380	14,202
3/18	14,268	14,067	14,491
4/18	14,410	14,118	14,641
5/18	15,333	14,492	15,586
6/18	15,500	14,582	15,762
7/18	15,976	15,102	16,260
8/18	16,741	15,601	17,046
9/18	16,214	15,654	16,505
10/18	14,509	14,538	14,776
11/18	14,722	14,842	14,998
12/18	12,942	13,467	13,187
1/19	14,320	14,577	14,590
2/19	14,940	15,060	15,225
3/19	14,440	15,304	14,718
4/19	14,991	15,923	15,288
5/19	13,682	14,884	13,954
6/19	14,693	15,940	14,993
7/19	14,854	16,165	15,163
8/19	14,182	15,870	14,480
9/19	14,647	16,185	14,963
10/19	14,928	16,523	15,254
11/19	15,382	17,114	15,722
12/19	15,836	17,628	16,192
1/20	15,205	17,575	15,549
2/20	13,741	16,108	14,055
3/20	10,659	14,001	10,907
4/20	12,013	15,806	12,292
5/20	12,540	16,580	12,822
6/20	13,006	16,909	13,301
7/20	13,533	17,847	13,847
8/20	14,072	19,080	14,400
9/20	13,410	18,357	13,723
10/20	13,747	17,938	14,077
11/20	16,240	19,966	16,635
12/20	17,584	20,787	18,019
1/21	18,670	20,647	19,152
2/21	20,082	21,293	20,618
3/21	20,731	22,224	21,305
4/21	21,143	23,378	21,740
5/21	21,568	23,543	22,191
6/21	21,636	24,032	22,265
7/21	21,112	24,544	21,734
8/21	21,530	25,268	22,172
9/21	21,000	24,117	21,633
10/21	21,705	25,769	22,374
11/21	21,199	25,547	21,862
12/21	22,139	26,700	22,852
1/22	20,515	25,274	21,192
2/22	20,794	24,602	21,488
3/22	20,869	25,462	21,567
4/22	19,224	23,270	19,883
5/22	19,564	23,329	20,254
6/22	17,892	21,384	18,523
7/22	19,679	23,379	20,378
8/22	18,830	22,437	19,484
9/22	16,968	20,367	17,559
10/22	19,047	22,066	19,730
11/22	19,822	23,298	20,553
12/22	18,487	21,953	19,173
1/23	20,239	23,388	20,993
2/23	19,976	22,833	20,735
3/23	18,938	23,525	19,666
4/23	18,412	23,835	19,119
5/23	18,089	23,879	18,784
6/23	19,570	25,498	20,330
7/23	20,637	26,345	21,450
8/23	19,780	25,889	20,562
9/23	18,585	24,641	19,329
10/23	17,510	24,054	18,220
11/23	18,953	26,238	19,727
12/23	21,368	27,544	22,251
1/24	20,515	27,912	21,373
2/24	21,203	29,397	22,083
3/24	21,884	30,383	22,799
4/24	20,648	29,097	21,519
5/24	21,680	30,531	22,604
6/24	21,180	31,496	22,090
7/24	23,456	32,029	24,475
8/24	23,104	32,728	24,122
9/24	23,292	33,399	24,327
10/24	22,674	33,085	23,686

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	29.49%	8.72%	8.53%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,217,075
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate 22.4%
  Total Advisory Fees Paid (amount in thousands)$1,797

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.51%
Consumer, Non-cyclical	17.06%
Industrial	16.70%
Consumer, Cyclical	15.15%
Technology	6.99%
Energy	5.05%
Communications	4.83%
Basic Materials	3.77%
Money Market Funds	2.06%
Utilities	1.98%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV896ARR5-0

R-6

PSPIX

SmallCap S&P 600 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$18	0.16%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $22,974	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,969	10,252	9,973
12/14	10,247	10,246	10,258
1/15	9,887	9,952	9,899
2/15	10,478	10,519	10,496
3/15	10,637	10,388	10,664
4/15	10,385	10,456	10,416
5/15	10,540	10,596	10,576
6/15	10,641	10,406	10,685
7/15	10,545	10,598	10,594
8/15	9,987	9,965	10,046
9/15	9,627	9,709	9,694
10/15	10,205	10,500	10,285
11/15	10,473	10,547	10,560
12/15	9,965	10,349	10,055
1/16	9,344	9,826	9,435
2/16	9,439	9,828	9,540
3/16	10,205	10,511	10,323
4/16	10,322	10,561	10,444
5/16	10,485	10,754	10,617
6/16	10,540	10,785	10,681
7/16	11,069	11,192	11,225
8/16	11,214	11,214	11,377
9/16	11,282	11,213	11,450
10/16	10,770	10,993	10,938
11/16	12,110	11,464	12,311
12/16	12,515	11,698	12,725
1/17	12,461	11,909	12,675
2/17	12,662	12,360	12,877
3/17	12,647	12,369	12,861
4/17	12,755	12,494	12,977
5/17	12,481	12,638	12,701
6/17	12,853	12,735	13,081
7/17	12,976	12,983	13,208
8/17	12,642	12,994	12,869
9/17	13,612	13,301	13,861
10/17	13,740	13,605	13,992
11/17	14,220	14,030	14,485
12/17	14,147	14,170	14,409
1/18	14,502	14,939	14,774
2/18	13,938	14,380	14,202
3/18	14,215	14,067	14,491
4/18	14,361	14,118	14,641
5/18	15,286	14,492	15,586
6/18	15,453	14,582	15,762
7/18	15,934	15,102	16,260
8/18	16,702	15,601	17,046
9/18	16,173	15,654	16,505
10/18	14,478	14,538	14,776
11/18	14,693	14,842	14,998
12/18	12,923	13,467	13,187
1/19	14,295	14,577	14,590
2/19	14,921	15,060	15,225
3/19	14,420	15,304	14,718
4/19	14,975	15,923	15,288
5/19	13,668	14,884	13,954
6/19	14,682	15,940	14,993
7/19	14,850	16,165	15,163
8/19	14,181	15,870	14,480
9/19	14,653	16,185	14,963
10/19	14,933	16,523	15,254
11/19	15,392	17,114	15,722
12/19	15,848	17,628	16,192
1/20	15,221	17,575	15,549
2/20	13,755	16,108	14,055
3/20	10,676	14,001	10,907
4/20	12,033	15,806	12,292
5/20	12,558	16,580	12,822
6/20	13,032	16,909	13,301
7/20	13,563	17,847	13,847
8/20	14,107	19,080	14,400
9/20	13,441	18,357	13,723
10/20	13,787	17,938	14,077
11/20	16,290	19,966	16,635
12/20	17,639	20,787	18,019
1/21	18,739	20,647	19,152
2/21	20,159	21,293	20,618
3/21	20,814	22,224	21,305
4/21	21,233	23,378	21,740
5/21	21,658	23,543	22,191
6/21	21,737	24,032	22,265
7/21	21,213	24,544	21,734
8/21	21,639	25,268	22,172
9/21	21,108	24,117	21,633
10/21	21,828	25,769	22,374
11/21	21,318	25,547	21,862
12/21	22,269	26,700	22,852
1/22	20,641	25,274	21,192
2/22	20,921	24,602	21,488
3/22	21,000	25,462	21,567
4/22	19,351	23,270	19,883
5/22	19,702	23,329	20,254
6/22	18,017	21,384	18,523
7/22	19,824	23,379	20,378
8/22	18,971	22,437	19,484
9/22	17,100	20,367	17,559
10/22	19,200	22,066	19,730
11/22	19,989	23,298	20,553
12/22	18,645	21,953	19,173
1/23	20,412	23,388	20,993
2/23	20,156	22,833	20,735
3/23	19,117	23,525	19,666
4/23	18,589	23,835	19,119
5/23	18,262	23,879	18,784
6/23	19,757	25,498	20,330
7/23	20,844	26,345	21,450
8/23	19,981	25,889	20,562
9/23	18,781	24,641	19,329
10/23	17,702	24,054	18,220
11/23	19,165	26,238	19,727
12/23	21,603	27,544	22,251
1/24	20,751	27,912	21,373
2/24	21,453	29,397	22,083
3/24	22,146	30,383	22,799
4/24	20,893	29,097	21,519
5/24	21,937	30,531	22,604
6/24	21,444	31,496	22,090
7/24	23,751	32,029	24,475
8/24	23,400	32,728	24,122
9/24	23,600	33,399	24,327
10/24	22,974	33,085	23,686

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	29.78%	9.00%	8.67%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,217,075
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate 22.4%
  Total Advisory Fees Paid (amount in thousands)$1,797

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.51%
Consumer, Non-cyclical	17.06%
Industrial	16.70%
Consumer, Cyclical	15.15%
Technology	6.99%
Energy	5.05%
Communications	4.83%
Basic Materials	3.77%
Money Market Funds	2.06%
Utilities	1.98%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV896ARR6-0

Class J

PSMJX

SmallCap Value Fund II

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$137	1.21%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $20,812	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,051	10,242	9,954
12/14	10,286	10,242	10,225
1/15	9,856	9,957	9,800
2/15	10,537	10,534	10,255
3/15	10,715	10,427	10,428
4/15	10,512	10,474	10,205
5/15	10,666	10,619	10,290
6/15	10,755	10,441	10,303
7/15	10,585	10,616	10,019
8/15	10,108	9,975	9,527
9/15	9,646	9,684	9,197
10/15	10,116	10,449	9,712
11/15	10,351	10,507	9,988
12/15	9,829	10,291	9,462
1/16	9,105	9,711	8,826
2/16	9,205	9,707	8,886
3/16	9,929	10,391	9,623
4/16	10,101	10,455	9,827
5/16	10,282	10,642	10,007
6/16	10,191	10,664	10,037
7/16	10,662	11,087	10,579
8/16	10,852	11,116	10,842
9/16	10,952	11,133	10,927
10/16	10,553	10,892	10,568
11/16	11,902	11,380	11,971
12/16	12,266	11,602	12,465
1/17	12,218	11,820	12,376
2/17	12,323	12,260	12,555
3/17	12,199	12,268	12,449
4/17	12,189	12,398	12,498
5/17	11,835	12,525	12,109
6/17	12,103	12,638	12,532
7/17	12,160	12,876	12,612
8/17	11,902	12,901	12,302
9/17	12,696	13,216	13,173
10/17	12,840	13,504	13,190
11/17	13,146	13,914	13,572
12/17	13,056	14,053	13,442
1/18	13,269	14,794	13,608
2/18	12,660	14,249	12,927
3/18	12,762	13,963	9,407
4/18	12,873	14,016	13,314
5/18	13,523	14,412	14,089
6/18	13,513	14,506	14,174
7/18	13,736	14,987	14,424
8/18	14,120	15,514	14,768
9/18	13,740	15,539	14,401
10/18	12,432	14,395	13,112
11/18	12,653	14,683	13,323
12/18	11,141	13,317	11,713
1/19	12,353	14,460	12,994
2/19	13,004	14,968	13,499
3/19	12,595	15,187	13,110
4/19	13,157	15,793	13,606
5/19	12,060	14,771	12,494
6/19	12,838	15,809	13,290
7/19	12,991	16,044	13,311
8/19	12,315	15,717	12,569
9/19	12,863	15,993	13,214
10/19	13,004	16,337	13,534
11/19	13,259	16,958	13,851
12/19	13,653	17,447	14,336
1/20	12,999	17,428	13,563
2/20	11,614	16,002	12,245
3/20	8,794	13,801	9,224
4/20	9,922	15,629	10,361
5/20	10,332	16,465	10,659
6/20	10,486	16,841	10,967
7/20	10,691	17,797	11,194
8/20	11,230	19,087	11,797
9/20	10,743	18,392	11,248
10/20	11,063	17,995	11,650
11/20	13,050	20,184	13,899
12/20	14,087	21,092	15,000
1/21	14,382	20,998	15,789
2/21	15,952	21,654	17,273
3/21	16,762	22,431	18,175
4/21	17,341	23,587	18,543
5/21	17,920	23,695	19,120
6/21	17,624	24,279	19,004
7/21	17,187	24,689	18,324
8/21	17,547	25,393	18,815
9/21	17,303	24,254	18,438
10/21	18,036	25,894	19,141
11/21	17,637	25,500	18,487
12/21	18,600	26,504	19,241
1/22	17,897	24,945	18,119
2/22	18,196	24,317	18,419
3/22	18,241	25,105	18,779
4/22	17,015	22,852	17,322
5/22	17,613	22,822	17,654
6/22	16,028	20,912	15,910
7/22	17,493	22,874	17,451
8/22	16,850	22,021	16,899
9/22	15,221	19,979	15,177
10/22	17,060	21,617	17,087
11/22	17,852	22,745	17,609
12/22	16,812	21,414	16,454
1/23	18,421	22,888	18,024
2/23	18,320	22,353	17,609
3/23	17,382	22,951	16,346
4/23	16,845	23,196	15,938
5/23	16,611	23,286	15,625
6/23	18,253	24,876	16,866
7/23	19,276	25,768	18,139
8/23	18,605	25,270	17,266
9/23	17,616	24,067	16,367
10/23	16,560	23,429	15,391
11/23	17,968	25,613	16,776
12/23	20,121	26,972	18,864
1/24	19,345	27,271	18,007
2/24	19,880	28,747	18,596
3/24	20,812	29,674	19,411
4/24	19,535	28,369	18,174
5/24	20,415	29,709	19,024
6/24	20,070	30,629	18,704
7/24	21,933	31,198	20,983
8/24	21,416	31,877	20,589
9/24	21,295	32,537	20,602
10/24	20,812	32,298	20,280

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	25.67%	9.86%	7.60%
Class J Shares Including Sales Charge	24.67%	9.86%	7.60%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,118,680
  Total Number of Portfolio Holdings1,567
  Portfolio Turnover Rate 73.9%
  Total Advisory Fees Paid (amount in thousands)$12,646

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.95%
Consumer, Cyclical	16.54%
Industrial	15.45%
Consumer, Non-cyclical	10.28%
Energy	6.48%
Basic Materials	4.71%
Technology	3.54%
Utilities	3.31%
Money Market Funds	2.43%
Exchange-Traded Funds	2.36%
Communications	1.50%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV897ARJ-0

Institutional

PPVIX

SmallCap Value Fund II

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	0.96%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $21,629	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,057	10,242	9,954
12/14	10,299	10,242	10,225
1/15	9,877	9,957	9,800
2/15	10,554	10,534	10,255
3/15	10,737	10,427	10,428
4/15	10,546	10,474	10,205
5/15	10,697	10,619	10,290
6/15	10,793	10,441	10,303
7/15	10,626	10,616	10,019
8/15	10,156	9,975	9,527
9/15	9,686	9,684	9,197
10/15	10,164	10,449	9,712
11/15	10,403	10,507	9,988
12/15	9,886	10,291	9,462
1/16	9,163	9,711	8,826
2/16	9,261	9,707	8,886
3/16	9,993	10,391	9,623
4/16	10,171	10,455	9,827
5/16	10,359	10,642	10,007
6/16	10,269	10,664	10,037
7/16	10,751	11,087	10,579
8/16	10,938	11,116	10,842
9/16	11,046	11,133	10,927
10/16	10,653	10,892	10,568
11/16	12,009	11,380	11,971
12/16	12,385	11,602	12,465
1/17	12,338	11,820	12,376
2/17	12,451	12,260	12,555
3/17	12,329	12,268	12,449
4/17	12,319	12,398	12,498
5/17	11,979	12,525	12,109
6/17	12,244	12,638	12,532
7/17	12,310	12,876	12,612
8/17	12,055	12,901	12,302
9/17	12,858	13,216	13,173
10/17	13,009	13,504	13,190
11/17	13,321	13,914	13,572
12/17	13,242	14,053	13,442
1/18	13,463	14,794	13,608
2/18	12,850	14,249	12,927
3/18	12,951	13,963	9,407
4/18	13,071	14,016	13,314
5/18	13,724	14,412	14,089
6/18	13,724	14,506	14,174
7/18	13,955	14,987	14,424
8/18	14,345	15,514	14,768
9/18	13,970	15,539	14,401
10/18	12,645	14,395	13,112
11/18	12,874	14,683	13,323
12/18	11,337	13,317	11,713
1/19	12,571	14,460	12,994
2/19	13,239	14,968	13,499
3/19	12,823	15,187	13,110
4/19	13,402	15,793	13,606
5/19	12,294	14,771	12,494
6/19	13,087	15,809	13,290
7/19	13,264	16,044	13,311
8/19	12,571	15,717	12,569
9/19	13,138	15,993	13,214
10/19	13,289	16,337	13,534
11/19	13,541	16,958	13,851
12/19	13,965	17,447	14,336
1/20	13,304	17,428	13,563
2/20	11,881	16,002	12,245
3/20	9,009	13,801	9,224
4/20	10,166	15,629	10,361
5/20	10,585	16,465	10,659
6/20	10,763	16,841	10,967
7/20	10,953	17,797	11,194
8/20	11,525	19,087	11,797
9/20	11,017	18,392	11,248
10/20	11,360	17,995	11,650
11/20	13,406	20,184	13,899
12/20	14,470	21,092	15,000
1/21	14,778	20,998	15,789
2/21	16,404	21,654	17,273
3/21	17,236	22,431	18,175
4/21	17,838	23,587	18,543
5/21	18,440	23,695	19,120
6/21	18,145	24,279	19,004
7/21	17,684	24,689	18,324
8/21	18,069	25,393	18,815
9/21	17,812	24,254	18,438
10/21	18,568	25,894	19,141
11/21	18,171	25,500	18,487
12/21	19,150	26,504	19,241
1/22	18,437	24,945	18,119
2/22	18,764	24,317	18,419
3/22	18,808	25,105	18,779
4/22	17,546	22,852	17,322
5/22	18,170	22,822	17,654
6/22	16,537	20,912	15,910
7/22	18,051	22,874	17,451
8/22	17,383	22,021	16,899
9/22	15,706	19,979	15,177
10/22	17,635	21,617	17,087
11/22	18,437	22,745	17,609
12/22	17,379	21,414	16,454
1/23	19,041	22,888	18,024
2/23	18,958	22,353	17,609
3/23	17,978	22,951	16,346
4/23	17,413	23,196	15,938
5/23	17,180	23,286	15,625
6/23	18,891	24,876	16,866
7/23	19,955	25,768	18,139
8/23	19,273	25,270	17,266
9/23	18,260	24,067	16,367
10/23	17,180	23,429	15,391
11/23	18,626	25,613	16,776
12/23	20,857	26,972	18,864
1/24	20,052	27,271	18,007
2/24	20,635	28,747	18,596
3/24	21,611	29,674	19,411
4/24	20,275	28,369	18,174
5/24	21,183	29,709	19,024
6/24	20,823	30,629	18,704
7/24	22,777	31,198	20,983
8/24	22,246	31,877	20,589
9/24	22,126	32,537	20,602
10/24	21,629	32,298	20,280

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	25.89%	10.23%	8.02%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,118,680
  Total Number of Portfolio Holdings1,567
  Portfolio Turnover Rate 73.9%
  Total Advisory Fees Paid (amount in thousands)$12,646

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.95%
Consumer, Cyclical	16.54%
Industrial	15.45%
Consumer, Non-cyclical	10.28%
Energy	6.48%
Basic Materials	4.71%
Technology	3.54%
Utilities	3.31%
Money Market Funds	2.43%
Exchange-Traded Funds	2.36%
Communications	1.50%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV897ARI-0

PCPTX

SmallCap Value Fund II

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$202	1.80%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $19,862	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,045	10,242	9,954
12/14	10,274	10,242	10,225
1/15	9,850	9,957	9,800
2/15	10,520	10,534	10,255
3/15	10,698	10,427	10,428
4/15	10,494	10,474	10,205
5/15	10,638	10,619	10,290
6/15	10,723	10,441	10,303
7/15	10,553	10,616	10,019
8/15	10,070	9,975	9,527
9/15	9,604	9,684	9,197
10/15	10,070	10,449	9,712
11/15	10,299	10,507	9,988
12/15	9,782	10,291	9,462
1/16	9,059	9,711	8,826
2/16	9,154	9,707	8,886
3/16	9,867	10,391	9,623
4/16	10,029	10,455	9,827
5/16	10,219	10,642	10,007
6/16	10,114	10,664	10,037
7/16	10,590	11,087	10,579
8/16	10,761	11,116	10,842
9/16	10,865	11,133	10,927
10/16	10,466	10,892	10,568
11/16	11,797	11,380	11,971
12/16	12,156	11,602	12,465
1/17	12,096	11,820	12,376
2/17	12,196	12,260	12,555
3/17	12,075	12,268	12,449
4/17	12,055	12,398	12,498
5/17	11,703	12,525	12,109
6/17	11,965	12,638	12,532
7/17	12,015	12,876	12,612
8/17	11,753	12,901	12,302
9/17	12,538	13,216	13,173
10/17	12,669	13,504	13,190
11/17	12,971	13,914	13,572
12/17	12,882	14,053	13,442
1/18	13,085	14,794	13,608
2/18	12,485	14,249	12,927
3/18	12,571	13,963	9,407
4/18	12,678	14,016	13,314
5/18	13,310	14,412	14,089
6/18	13,300	14,506	14,174
7/18	13,503	14,987	14,424
8/18	13,876	15,514	14,768
9/18	13,496	15,539	14,401
10/18	12,211	14,395	13,112
11/18	12,424	14,683	13,323
12/18	10,937	13,317	11,713
1/19	12,125	14,460	12,994
2/19	12,753	14,968	13,499
3/19	12,344	15,187	13,110
4/19	12,890	15,793	13,606
5/19	11,825	14,771	12,494
6/19	12,576	15,809	13,290
7/19	12,726	16,044	13,311
8/19	12,057	15,717	12,569
9/19	12,589	15,993	13,214
10/19	12,726	16,337	13,534
11/19	12,972	16,958	13,851
12/19	13,345	17,447	14,336
1/20	12,717	17,428	13,563
2/20	11,351	16,002	12,245
3/20	8,592	13,801	9,224
4/20	9,698	15,629	10,361
5/20	10,081	16,465	10,659
6/20	10,245	16,841	10,967
7/20	10,436	17,797	11,194
8/20	10,955	19,087	11,797
9/20	10,477	18,392	11,248
10/20	10,791	17,995	11,650
11/20	12,717	20,184	13,899
12/20	13,728	21,092	15,000
1/21	14,001	20,998	15,789
2/21	15,532	21,654	17,273
3/21	16,312	22,431	18,175
4/21	16,872	23,587	18,543
5/21	17,419	23,695	19,120
6/21	17,132	24,279	19,004
7/21	16,695	24,689	18,324
8/21	17,036	25,393	18,815
9/21	16,790	24,254	18,438
10/21	17,488	25,894	19,141
11/21	17,091	25,500	18,487
12/21	18,008	26,504	19,241
1/22	17,333	24,945	18,119
2/22	17,623	24,317	18,419
3/22	17,655	25,105	18,779
4/22	16,466	22,852	17,322
5/22	17,028	22,822	17,654
6/22	15,486	20,912	15,910
7/22	16,900	22,874	17,451
8/22	16,257	22,021	16,899
9/22	14,683	19,979	15,177
10/22	16,466	21,617	17,087
11/22	17,205	22,745	17,609
12/22	16,196	21,414	16,454
1/23	17,741	22,888	18,024
2/23	17,650	22,353	17,609
3/23	16,723	22,951	16,346
4/23	16,196	23,196	15,938
5/23	15,960	23,286	15,625
6/23	17,541	24,876	16,866
7/23	18,523	25,768	18,139
8/23	17,868	25,270	17,266
9/23	16,923	24,067	16,367
10/23	15,905	23,429	15,391
11/23	17,232	25,613	16,776
12/23	19,301	26,972	18,864
1/24	18,534	27,271	18,007
2/24	19,058	28,747	18,596
3/24	19,937	29,674	19,411
4/24	18,702	28,369	18,174
5/24	19,525	29,709	19,024
6/24	19,189	30,629	18,704
7/24	20,965	31,198	20,983
8/24	20,460	31,877	20,589
9/24	20,330	32,537	20,602
10/24	19,862	32,298	20,280

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	24.88%	9.31%	7.10%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,118,680
  Total Number of Portfolio Holdings1,567
  Portfolio Turnover Rate 73.9%
  Total Advisory Fees Paid (amount in thousands)$12,646

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.95%
Consumer, Cyclical	16.54%
Industrial	15.45%
Consumer, Non-cyclical	10.28%
Energy	6.48%
Basic Materials	4.71%
Technology	3.54%
Utilities	3.31%
Money Market Funds	2.43%
Exchange-Traded Funds	2.36%
Communications	1.50%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV897ARR1-0

PJARX

SmallCap Value Fund II

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$168	1.49%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $20,491	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,051	10,242	9,954
12/14	10,288	10,242	10,225
1/15	9,862	9,957	9,800
2/15	10,533	10,534	10,255
3/15	10,713	10,427	10,428
4/15	10,517	10,474	10,205
5/15	10,664	10,619	10,290
6/15	10,746	10,441	10,303
7/15	10,583	10,616	10,019
8/15	10,108	9,975	9,527
9/15	9,641	9,684	9,197
10/15	10,108	10,449	9,712
11/15	10,337	10,507	9,988
12/15	9,821	10,291	9,462
1/16	9,098	9,711	8,826
2/16	9,199	9,707	8,886
3/16	9,913	10,391	9,623
4/16	10,087	10,455	9,827
5/16	10,270	10,642	10,007
6/16	10,178	10,664	10,037
7/16	10,645	11,087	10,579
8/16	10,828	11,116	10,842
9/16	10,929	11,133	10,927
10/16	10,535	10,892	10,568
11/16	11,871	11,380	11,971
12/16	12,240	11,602	12,465
1/17	12,191	11,820	12,376
2/17	12,298	12,260	12,555
3/17	12,162	12,268	12,449
4/17	12,153	12,398	12,498
5/17	11,805	12,525	12,109
6/17	12,066	12,638	12,532
7/17	12,124	12,876	12,612
8/17	11,863	12,901	12,302
9/17	12,656	13,216	13,173
10/17	12,791	13,504	13,190
11/17	13,100	13,914	13,572
12/17	13,015	14,053	13,442
1/18	13,220	14,794	13,608
2/18	12,614	14,249	12,927
3/18	12,707	13,963	9,407
4/18	12,820	14,016	13,314
5/18	13,456	14,412	14,089
6/18	13,456	14,506	14,174
7/18	13,671	14,987	14,424
8/18	14,049	15,514	14,768
9/18	13,676	15,539	14,401
10/18	12,373	14,395	13,112
11/18	12,587	14,683	13,323
12/18	11,084	13,317	11,713
1/19	12,286	14,460	12,994
2/19	12,931	14,968	13,499
3/19	12,518	15,187	13,110
4/19	13,074	15,793	13,606
5/19	11,988	14,771	12,494
6/19	12,764	15,809	13,290
7/19	12,919	16,044	13,311
8/19	12,247	15,717	12,569
9/19	12,789	15,993	13,214
10/19	12,931	16,337	13,534
11/19	13,177	16,958	13,851
12/19	13,573	17,447	14,336
1/20	12,925	17,428	13,563
2/20	11,551	16,002	12,245
3/20	8,750	13,801	9,224
4/20	9,865	15,629	10,361
5/20	10,267	16,465	10,659
6/20	10,436	16,841	10,967
7/20	10,617	17,797	11,194
8/20	11,162	19,087	11,797
9/20	10,669	18,392	11,248
10/20	10,993	17,995	11,650
11/20	12,964	20,184	13,899
12/20	13,997	21,092	15,000
1/21	14,283	20,998	15,789
2/21	15,856	21,654	17,273
3/21	16,648	22,431	18,175
4/21	17,220	23,587	18,543
5/21	17,792	23,695	19,120
6/21	17,506	24,279	19,004
7/21	17,051	24,689	18,324
8/21	17,402	25,393	18,815
9/21	17,168	24,254	18,438
10/21	17,883	25,894	19,141
11/21	17,480	25,500	18,487
12/21	18,426	26,504	19,241
1/22	17,730	24,945	18,119
2/22	18,033	24,317	18,419
3/22	18,063	25,105	18,779
4/22	16,854	22,852	17,322
5/22	17,443	22,822	17,654
6/22	15,871	20,912	15,910
7/22	17,322	22,874	17,451
8/22	16,672	22,021	16,899
9/22	15,055	19,979	15,177
10/22	16,884	21,617	17,087
11/22	17,655	22,745	17,609
12/22	16,628	21,414	16,454
1/23	18,204	22,888	18,024
2/23	18,119	22,353	17,609
3/23	17,170	22,951	16,346
4/23	16,645	23,196	15,938
5/23	16,407	23,286	15,625
6/23	18,035	24,876	16,866
7/23	19,052	25,768	18,139
8/23	18,374	25,270	17,266
9/23	17,391	24,067	16,367
10/23	16,357	23,429	15,391
11/23	17,746	25,613	16,776
12/23	19,863	26,972	18,864
1/24	19,078	27,271	18,007
2/24	19,619	28,747	18,596
3/24	20,543	29,674	19,411
4/24	19,270	28,369	18,174
5/24	20,124	29,709	19,024
6/24	19,776	30,629	18,704
7/24	21,624	31,198	20,983
8/24	21,101	31,877	20,589
9/24	20,979	32,537	20,602
10/24	20,491	32,298	20,280

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	25.27%	9.64%	7.44%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,118,680
  Total Number of Portfolio Holdings1,567
  Portfolio Turnover Rate 73.9%
  Total Advisory Fees Paid (amount in thousands)$12,646

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.95%
Consumer, Cyclical	16.54%
Industrial	15.45%
Consumer, Non-cyclical	10.28%
Energy	6.48%
Basic Materials	4.71%
Technology	3.54%
Utilities	3.31%
Money Market Funds	2.43%
Exchange-Traded Funds	2.36%
Communications	1.50%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV897ARR3-0

PSTWX

SmallCap Value Fund II

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$147	1.30%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $20,876	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,051	10,242	9,954
12/14	10,286	10,242	10,225
1/15	9,856	9,957	9,800
2/15	10,538	10,534	10,255
3/15	10,716	10,427	10,428
4/15	10,521	10,474	10,205
5/15	10,667	10,619	10,290
6/15	10,757	10,441	10,303
7/15	10,586	10,616	10,019
8/15	10,116	9,975	9,527
9/15	9,653	9,684	9,197
10/15	10,124	10,449	9,712
11/15	10,359	10,507	9,988
12/15	9,838	10,291	9,462
1/16	9,112	9,711	8,826
2/16	9,212	9,707	8,886
3/16	9,938	10,391	9,623
4/16	10,110	10,455	9,827
5/16	10,301	10,642	10,007
6/16	10,201	10,664	10,037
7/16	10,673	11,087	10,579
8/16	10,863	11,116	10,842
9/16	10,963	11,133	10,927
10/16	10,573	10,892	10,568
11/16	11,916	11,380	11,971
12/16	12,285	11,602	12,465
1/17	12,237	11,820	12,376
2/17	12,343	12,260	12,555
3/17	12,218	12,268	12,449
4/17	12,199	12,398	12,498
5/17	11,854	12,525	12,109
6/17	12,122	12,638	12,532
7/17	12,180	12,876	12,612
8/17	11,921	12,901	12,302
9/17	12,717	13,216	13,173
10/17	12,861	13,504	13,190
11/17	13,168	13,914	13,572
12/17	13,083	14,053	13,442
1/18	13,297	14,794	13,608
2/18	12,686	14,249	12,927
3/18	12,788	13,963	9,407
4/18	12,900	14,016	13,314
5/18	13,541	14,412	14,089
6/18	13,541	14,506	14,174
7/18	13,765	14,987	14,424
8/18	14,150	15,514	14,768
9/18	13,769	15,539	14,401
10/18	12,457	14,395	13,112
11/18	12,679	14,683	13,323
12/18	11,158	13,317	11,713
1/19	12,373	14,460	12,994
2/19	13,026	14,968	13,499
3/19	12,617	15,187	13,110
4/19	13,180	15,793	13,606
5/19	12,092	14,771	12,494
6/19	12,873	15,809	13,290
7/19	13,026	16,044	13,311
8/19	12,348	15,717	12,569
9/19	12,898	15,993	13,214
10/19	13,039	16,337	13,534
11/19	13,295	16,958	13,851
12/19	13,703	17,447	14,336
1/20	13,047	17,428	13,563
2/20	11,658	16,002	12,245
3/20	8,827	13,801	9,224
4/20	9,972	15,629	10,361
5/20	10,371	16,465	10,659
6/20	10,538	16,841	10,967
7/20	10,731	17,797	11,194
8/20	11,284	19,087	11,797
9/20	10,783	18,392	11,248
10/20	11,104	17,995	11,650
11/20	13,112	20,184	13,899
12/20	14,149	21,092	15,000
1/21	14,447	20,998	15,789
2/21	16,036	21,654	17,273
3/21	16,837	22,431	18,175
4/21	17,432	23,587	18,543
5/21	18,000	23,695	19,120
6/21	17,716	24,279	19,004
7/21	17,264	24,689	18,324
8/21	17,625	25,393	18,815
9/21	17,380	24,254	18,438
10/21	18,116	25,894	19,141
11/21	17,716	25,500	18,487
12/21	18,676	26,504	19,241
1/22	17,970	24,945	18,119
2/22	18,271	24,317	18,419
3/22	18,316	25,105	18,779
4/22	17,084	22,852	17,322
5/22	17,685	22,822	17,654
6/22	16,094	20,912	15,910
7/22	17,565	22,874	17,451
8/22	16,919	22,021	16,899
9/22	15,283	19,979	15,177
10/22	17,130	21,617	17,087
11/22	17,910	22,745	17,609
12/22	16,873	21,414	16,454
1/23	18,488	22,888	18,024
2/23	18,404	22,353	17,609
3/23	17,445	22,951	16,346
4/23	16,907	23,196	15,938
5/23	16,672	23,286	15,625
6/23	18,320	24,876	16,866
7/23	19,346	25,768	18,139
8/23	18,673	25,270	17,266
9/23	17,681	24,067	16,367
10/23	16,638	23,429	15,391
11/23	18,034	25,613	16,776
12/23	20,200	26,972	18,864
1/24	19,420	27,271	18,007
2/24	19,957	28,747	18,596
3/24	20,893	29,674	19,411
4/24	19,611	28,369	18,174
5/24	20,477	29,709	19,024
6/24	20,131	30,629	18,704
7/24	22,019	31,198	20,983
8/24	21,499	31,877	20,589
9/24	21,378	32,537	20,602
10/24	20,876	32,298	20,280

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	25.47%	9.87%	7.64%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,118,680
  Total Number of Portfolio Holdings1,567
  Portfolio Turnover Rate 73.9%
  Total Advisory Fees Paid (amount in thousands)$12,646

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.95%
Consumer, Cyclical	16.54%
Industrial	15.45%
Consumer, Non-cyclical	10.28%
Energy	6.48%
Basic Materials	4.71%
Technology	3.54%
Utilities	3.31%
Money Market Funds	2.43%
Exchange-Traded Funds	2.36%
Communications	1.50%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV897ARR4-0

PLARX

SmallCap Value Fund II

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$133	1.18%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $21,145	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,050	10,242	9,954
12/14	10,294	10,242	10,225
1/15	9,867	9,957	9,800
2/15	10,551	10,534	10,255
3/15	10,729	10,427	10,428
4/15	10,527	10,474	10,205
5/15	10,680	10,619	10,290
6/15	10,769	10,441	10,303
7/15	10,608	10,616	10,019
8/15	10,132	9,975	9,527
9/15	9,665	9,684	9,197
10/15	10,141	10,449	9,712
11/15	10,374	10,507	9,988
12/15	9,859	10,291	9,462
1/16	9,129	9,711	8,826
2/16	9,237	9,707	8,886
3/16	9,958	10,391	9,623
4/16	10,129	10,455	9,827
5/16	10,319	10,642	10,007
6/16	10,228	10,664	10,037
7/16	10,706	11,087	10,579
8/16	10,895	11,116	10,842
9/16	10,994	11,133	10,927
10/16	10,607	10,892	10,568
11/16	11,950	11,380	11,971
12/16	12,326	11,602	12,465
1/17	12,278	11,820	12,376
2/17	12,383	12,260	12,555
3/17	12,259	12,268	12,449
4/17	12,250	12,398	12,498
5/17	11,897	12,525	12,109
6/17	12,164	12,638	12,532
7/17	12,230	12,876	12,612
8/17	11,973	12,901	12,302
9/17	12,774	13,216	13,173
10/17	12,917	13,504	13,190
11/17	13,222	13,914	13,572
12/17	13,143	14,053	13,442
1/18	13,355	14,794	13,608
2/18	12,748	14,249	12,927
3/18	12,849	13,963	9,407
4/18	12,960	14,016	13,314
5/18	13,608	14,412	14,089
6/18	13,608	14,506	14,174
7/18	13,831	14,987	14,424
8/18	14,224	15,514	14,768
9/18	13,835	15,539	14,401
10/18	12,530	14,395	13,112
11/18	12,751	14,683	13,323
12/18	11,225	13,317	11,713
1/19	12,445	14,460	12,994
2/19	13,106	14,968	13,499
3/19	12,700	15,187	13,110
4/19	13,259	15,793	13,606
5/19	12,166	14,771	12,494
6/19	12,954	15,809	13,290
7/19	13,119	16,044	13,311
8/19	12,433	15,717	12,569
9/19	12,992	15,993	13,214
10/19	13,132	16,337	13,534
11/19	13,386	16,958	13,851
12/19	13,794	17,447	14,336
1/20	13,142	17,428	13,563
2/20	11,734	16,002	12,245
3/20	8,893	13,801	9,224
4/20	10,045	15,629	10,361
5/20	10,442	16,465	10,659
6/20	10,621	16,841	10,967
7/20	10,813	17,797	11,194
8/20	11,363	19,087	11,797
9/20	10,864	18,392	11,248
10/20	11,197	17,995	11,650
11/20	13,219	20,184	13,899
12/20	14,260	21,092	15,000
1/21	14,568	20,998	15,789
2/21	16,164	21,654	17,273
3/21	16,975	22,431	18,175
4/21	17,567	23,587	18,543
5/21	18,159	23,695	19,120
6/21	17,863	24,279	19,004
7/21	17,413	24,689	18,324
8/21	17,786	25,393	18,815
9/21	17,541	24,254	18,438
10/21	18,275	25,894	19,141
11/21	17,876	25,500	18,487
12/21	18,849	26,504	19,241
1/22	18,132	24,945	18,119
2/22	18,446	24,317	18,419
3/22	18,491	25,105	18,779
4/22	17,251	22,852	17,322
5/22	17,863	22,822	17,654
6/22	16,250	20,912	15,910
7/22	17,744	22,874	17,451
8/22	17,087	22,021	16,899
9/22	15,429	19,979	15,177
10/22	17,311	21,617	17,087
11/22	18,102	22,745	17,609
12/22	17,057	21,414	16,454
1/23	18,679	22,888	18,024
2/23	18,595	22,353	17,609
3/23	17,625	22,951	16,346
4/23	17,090	23,196	15,938
5/23	16,856	23,286	15,625
6/23	18,528	24,876	16,866
7/23	19,565	25,768	18,139
8/23	18,880	25,270	17,266
9/23	17,893	24,067	16,367
10/23	16,823	23,429	15,391
11/23	18,244	25,613	16,776
12/23	20,439	26,972	18,864
1/24	19,630	27,271	18,007
2/24	20,198	28,747	18,596
3/24	21,145	29,674	19,411
4/24	19,854	28,369	18,174
5/24	20,732	29,709	19,024
6/24	20,387	30,629	18,704
7/24	22,281	31,198	20,983
8/24	21,765	31,877	20,589
9/24	21,644	32,537	20,602
10/24	21,145	32,298	20,280

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	25.69%	10.00%	7.78%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,118,680
  Total Number of Portfolio Holdings1,567
  Portfolio Turnover Rate 73.9%
  Total Advisory Fees Paid (amount in thousands)$12,646

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.95%
Consumer, Cyclical	16.54%
Industrial	15.45%
Consumer, Non-cyclical	10.28%
Energy	6.48%
Basic Materials	4.71%
Technology	3.54%
Utilities	3.31%
Money Market Funds	2.43%
Exchange-Traded Funds	2.36%
Communications	1.50%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV897ARR5-0

PSMVX

SmallCap Value Fund II

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$106	0.94%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $21,662	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,049	10,242	9,954
12/14	10,292	10,242	10,225
1/15	9,869	9,957	9,800
2/15	10,554	10,534	10,255
3/15	10,738	10,427	10,428
4/15	10,538	10,474	10,205
5/15	10,690	10,619	10,290
6/15	10,785	10,441	10,303
7/15	10,618	10,616	10,019
8/15	10,148	9,975	9,527
9/15	9,678	9,684	9,197
10/15	10,156	10,449	9,712
11/15	10,395	10,507	9,988
12/15	9,879	10,291	9,462
1/16	9,156	9,711	8,826
2/16	9,254	9,707	8,886
3/16	9,986	10,391	9,623
4/16	10,164	10,455	9,827
5/16	10,360	10,642	10,007
6/16	10,262	10,664	10,037
7/16	10,744	11,087	10,579
8/16	10,940	11,116	10,842
9/16	11,039	11,133	10,927
10/16	10,646	10,892	10,568
11/16	12,011	11,380	11,971
12/16	12,378	11,602	12,465
1/17	12,340	11,820	12,376
2/17	12,454	12,260	12,555
3/17	12,321	12,268	12,449
4/17	12,312	12,398	12,498
5/17	11,972	12,525	12,109
6/17	12,236	12,638	12,532
7/17	12,303	12,876	12,612
8/17	12,047	12,901	12,302
9/17	12,851	13,216	13,173
10/17	13,002	13,504	13,190
11/17	13,314	13,914	13,572
12/17	13,238	14,053	13,442
1/18	13,459	14,794	13,608
2/18	12,846	14,249	12,927
3/18	12,946	13,963	9,407
4/18	13,067	14,016	13,314
5/18	13,730	14,412	14,089
6/18	13,720	14,506	14,174
7/18	13,951	14,987	14,424
8/18	14,352	15,514	14,768
9/18	13,966	15,539	14,401
10/18	12,651	14,395	13,112
11/18	12,870	14,683	13,323
12/18	11,335	13,317	11,713
1/19	12,571	14,460	12,994
2/19	13,239	14,968	13,499
3/19	12,835	15,187	13,110
4/19	13,403	15,793	13,606
5/19	12,306	14,771	12,494
6/19	13,100	15,809	13,290
7/19	13,264	16,044	13,311
8/19	12,571	15,717	12,569
9/19	13,138	15,993	13,214
10/19	13,289	16,337	13,534
11/19	13,554	16,958	13,851
12/19	13,969	17,447	14,336
1/20	13,308	17,428	13,563
2/20	11,896	16,002	12,245
3/20	9,008	13,801	9,224
4/20	10,178	15,629	10,361
5/20	10,585	16,465	10,659
6/20	10,763	16,841	10,967
7/20	10,967	17,797	11,194
8/20	11,527	19,087	11,797
9/20	11,030	18,392	11,248
10/20	11,361	17,995	11,650
11/20	13,410	20,184	13,899
12/20	14,477	21,092	15,000
1/21	14,785	20,998	15,789
2/21	16,414	21,654	17,273
3/21	17,247	22,431	18,175
4/21	17,850	23,587	18,543
5/21	18,452	23,695	19,120
6/21	18,158	24,279	19,004
7/21	17,696	24,689	18,324
8/21	18,081	25,393	18,815
9/21	17,837	24,254	18,438
10/21	18,594	25,894	19,141
11/21	18,183	25,500	18,487
12/21	19,182	26,504	19,241
1/22	18,468	24,945	18,119
2/22	18,781	24,317	18,419
3/22	18,825	25,105	18,779
4/22	17,576	22,852	17,322
5/22	18,201	22,822	17,654
6/22	16,565	20,912	15,910
7/22	18,082	22,874	17,451
8/22	17,413	22,021	16,899
9/22	15,732	19,979	15,177
10/22	17,650	21,617	17,087
11/22	18,468	22,745	17,609
12/22	17,401	21,414	16,454
1/23	19,066	22,888	18,024
2/23	18,983	22,353	17,609
3/23	18,000	22,951	16,346
4/23	17,451	23,196	15,938
5/23	17,218	23,286	15,625
6/23	18,933	24,876	16,866
7/23	19,999	25,768	18,139
8/23	19,299	25,270	17,266
9/23	18,283	24,067	16,367
10/23	17,201	23,429	15,391
11/23	18,666	25,613	16,776
12/23	20,907	26,972	18,864
1/24	20,099	27,271	18,007
2/24	20,666	28,747	18,596
3/24	21,645	29,674	19,411
4/24	20,323	28,369	18,174
5/24	21,233	29,709	19,024
6/24	20,872	30,629	18,704
7/24	22,831	31,198	20,983
8/24	22,298	31,877	20,589
9/24	22,178	32,537	20,602
10/24	21,662	32,298	20,280

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	25.94%	10.27%	8.04%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 1, 2004.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,118,680
  Total Number of Portfolio Holdings1,567
  Portfolio Turnover Rate 73.9%
  Total Advisory Fees Paid (amount in thousands)$12,646

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.95%
Consumer, Cyclical	16.54%
Industrial	15.45%
Consumer, Non-cyclical	10.28%
Energy	6.48%
Basic Materials	4.71%
Technology	3.54%
Utilities	3.31%
Money Market Funds	2.43%
Exchange-Traded Funds	2.36%
Communications	1.50%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective October 14, 2024, the Manager contractually agreed to limit the Fund's Class R-6 expenses so that "Other Expenses" do not exceed 0.02%.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV897ARR6-0

Class A

PTEAX

Tax-Exempt Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.87%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage. For the 12 month period, yields on the Bloomberg Municipal Bond Index ("Index") decreased significantly leading to gain for the Index over the period. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were healthcare, Industrial Development Revenue bond ("IDR") and Pollution Control Revenue bond ("PCR"), and state while the top security contributors were San Diego California Unified School District, Texas Municipal Gas and Maricopa County Arizona Industrial Development Authority. The top sector detractors were hospital, single-family housing, and sales tax while the top security detractors were Virginia Small Business Finance Authority, Hamilton County Ohio Health Care, and New Jersey Economic Development Authority.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $11,961	Bloomberg Municipal Bond Index $12,548
10/14	9,624	10,000
11/14	9,638	10,017
12/14	9,708	10,068
1/15	9,880	10,246
2/15	9,798	10,141
3/15	9,837	10,170
4/15	9,794	10,116
5/15	9,765	10,089
6/15	9,747	10,079
7/15	9,796	10,152
8/15	9,819	10,172
9/15	9,894	10,246
10/15	9,928	10,287
11/15	9,975	10,328
12/15	10,081	10,400
1/16	10,177	10,524
2/16	10,156	10,541
3/16	10,233	10,574
4/16	10,322	10,652
5/16	10,382	10,681
6/16	10,580	10,851
7/16	10,571	10,857
8/16	10,616	10,872
9/16	10,549	10,818
10/16	10,396	10,704
11/16	9,893	10,305
12/16	9,998	10,426
1/17	10,043	10,495
2/17	10,129	10,568
3/17	10,164	10,591
4/17	10,237	10,667
5/17	10,384	10,837
6/17	10,375	10,798
7/17	10,435	10,885
8/17	10,539	10,968
9/17	10,528	10,912
10/17	10,530	10,939
11/17	10,533	10,880
12/17	10,640	10,994
1/18	10,525	10,865
2/18	10,496	10,832
3/18	10,531	10,872
4/18	10,518	10,833
5/18	10,625	10,957
6/18	10,628	10,967
7/18	10,629	10,993
8/18	10,664	11,022
9/18	10,588	10,950
10/18	10,485	10,883
11/18	10,579	11,003
12/18	10,685	11,135
1/19	10,760	11,219
2/19	10,834	11,279
3/19	11,047	11,458
4/19	11,106	11,501
5/19	11,291	11,659
6/19	11,333	11,702
7/19	11,423	11,797
8/19	11,654	11,983
9/19	11,538	11,887
10/19	11,563	11,908
11/19	11,587	11,938
12/19	11,625	11,974
1/20	11,868	12,189
2/20	12,091	12,346
3/20	11,140	11,899
4/20	10,893	11,749
5/20	11,293	12,123
6/20	11,566	12,223
7/20	11,827	12,429
8/20	11,800	12,370
9/20	11,805	12,373
10/20	11,782	12,336
11/20	12,043	12,522
12/20	12,182	12,598
1/21	12,317	12,678
2/21	12,082	12,477
3/21	12,187	12,554
4/21	12,340	12,659
5/21	12,426	12,697
6/21	12,513	12,732
7/21	12,619	12,837
8/21	12,560	12,790
9/21	12,436	12,698
10/21	12,394	12,661
11/21	12,511	12,769
12/21	12,516	12,789
1/22	12,142	12,439
2/22	12,030	12,395
3/22	11,626	11,993
4/22	11,223	11,661
5/22	11,330	11,834
6/22	11,092	11,641
7/22	11,416	11,948
8/22	11,161	11,686
9/22	10,659	11,238
10/22	10,536	11,144
11/22	11,047	11,666
12/22	11,043	11,699
1/23	11,405	12,035
2/23	11,162	11,763
3/23	11,361	12,024
4/23	11,388	11,996
5/23	11,298	11,892
6/23	11,431	12,012
7/23	11,459	12,059
8/23	11,353	11,885
9/23	11,076	11,537
10/23	10,919	11,439
11/23	11,502	12,165
12/23	11,778	12,448
1/24	11,776	12,384
2/24	11,807	12,400
3/24	11,841	12,400
4/24	11,717	12,246
5/24	11,701	12,210
6/24	11,873	12,397
7/24	11,944	12,510
8/24	12,035	12,609
9/24	12,138	12,734
10/24	11,961	12,548

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	9.54%	0.68%	2.20%
Class A Shares Including Sales Charge	5.39%	-0.09%	1.81%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$567,423
  Total Number of Portfolio Holdings229
  Portfolio Turnover Rate 42.9%
  Total Advisory Fees Paid (amount in thousands)$2,221

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.93%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	13.14%
Illinois	11.29%
New York	10.70%
Texas	7.01%
Florida	6.78%
Pennsylvania	5.66%
New Jersey	5.09%
Georgia	5.07%
Ohio	4.23%
Alabama	3.27%
Michigan	3.07%
Virginia	2.97%
Louisiana	2.45%
Nevada	2.32%
Massachusetts	2.19%
Kentucky	2.02%
Arizona	1.54%
Utah	1.46%
South Carolina	1.33%
Montana	1.18%
Other StatesFootnote Reference*	10.25%
Other Assets and LiabilitiesFootnote Reference†	(3.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV900ARA-0

Class C

PTBCX

Tax-Exempt Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.77%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage. For the 12 month period, yields on the Bloomberg Municipal Bond Index ("Index") decreased significantly leading to gain for the Index over the period. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were healthcare, Industrial Development Revenue bond ("IDR") and Pollution Control Revenue bond ("PCR"), and state while the top security contributors were San Diego California Unified School District, Texas Municipal Gas and Maricopa County Arizona Industrial Development Authority. The top sector detractors were hospital, single-family housing, and sales tax while the top security detractors were Virginia Small Business Finance Authority, Hamilton County Ohio Health Care, and New Jersey Economic Development Authority.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $11,653	Bloomberg Municipal Bond Index $12,548
10/14	10,000	10,000
11/14	10,008	10,017
12/14	10,074	10,068
1/15	10,245	10,246
2/15	10,153	10,141
3/15	10,173	10,170
4/15	10,136	10,116
5/15	10,098	10,089
6/15	10,074	10,079
7/15	10,117	10,152
8/15	10,134	10,172
9/15	10,204	10,246
10/15	10,232	10,287
11/15	10,273	10,328
12/15	10,374	10,400
1/16	10,466	10,524
2/16	10,452	10,541
3/16	10,509	10,574
4/16	10,593	10,652
5/16	10,647	10,681
6/16	10,842	10,851
7/16	10,825	10,857
8/16	10,864	10,872
9/16	10,788	10,818
10/16	10,625	10,704
11/16	10,120	10,305
12/16	10,205	10,426
1/17	10,244	10,495
2/17	10,325	10,568
3/17	10,354	10,591
4/17	10,421	10,667
5/17	10,563	10,837
6/17	10,547	10,798
7/17	10,600	10,885
8/17	10,714	10,968
9/17	10,680	10,912
10/17	10,689	10,939
11/17	10,671	10,880
12/17	10,771	10,994
1/18	10,662	10,865
2/18	10,612	10,832
3/18	10,654	10,872
4/18	10,619	10,833
5/18	10,735	10,957
6/18	10,715	10,967
7/18	10,724	10,993
8/18	10,736	11,022
9/18	10,667	10,950
10/18	10,542	10,883
11/18	10,628	11,003
12/18	10,743	11,135
1/19	10,796	11,219
2/19	10,862	11,279
3/19	11,083	11,458
4/19	11,135	11,501
5/19	11,296	11,659
6/19	11,330	11,702
7/19	11,413	11,797
8/19	11,634	11,983
9/19	11,527	11,887
10/19	11,545	11,908
11/19	11,560	11,938
12/19	11,575	11,974
1/20	11,807	12,189
2/20	12,036	12,346
3/20	11,070	11,899
4/20	10,834	11,749
5/20	11,222	12,123
6/20	11,485	12,223
7/20	11,718	12,429
8/20	11,684	12,370
9/20	11,682	12,373
10/20	11,665	12,336
11/20	11,916	12,522
12/20	12,044	12,598
1/21	12,169	12,678
2/21	11,930	12,477
3/21	12,024	12,554
4/21	12,150	12,659
5/21	12,243	12,697
6/21	12,304	12,732
7/21	12,414	12,837
8/21	12,348	12,790
9/21	12,202	12,698
10/21	12,152	12,661
11/21	12,275	12,769
12/21	12,270	12,789
1/22	11,897	12,439
2/22	11,780	12,395
3/22	11,362	11,993
4/22	10,961	11,661
5/22	11,074	11,834
6/22	10,819	11,641
7/22	11,142	11,948
8/22	10,871	11,686
9/22	10,375	11,238
10/22	10,248	11,144
11/22	10,762	11,666
12/22	10,759	11,699
1/23	11,111	12,035
2/23	10,874	11,763
3/23	11,069	12,024
4/23	11,094	11,996
5/23	11,007	11,892
6/23	11,136	12,012
7/23	11,164	12,059
8/23	11,060	11,885
9/23	10,790	11,537
10/23	10,638	11,439
11/23	11,205	12,165
12/23	11,475	12,448
1/24	11,472	12,384
2/24	11,503	12,400
3/24	11,536	12,400
4/24	11,415	12,246
5/24	11,399	12,210
6/24	11,567	12,397
7/24	11,636	12,510
8/24	11,724	12,609
9/24	11,825	12,734
10/24	11,653	12,548

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	8.70%	-0.18%	1.54%
Class C Shares Including Sales Charge	7.70%	-0.18%	1.54%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$567,423
  Total Number of Portfolio Holdings229
  Portfolio Turnover Rate 42.9%
  Total Advisory Fees Paid (amount in thousands)$2,221

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.93%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	13.14%
Illinois	11.29%
New York	10.70%
Texas	7.01%
Florida	6.78%
Pennsylvania	5.66%
New Jersey	5.09%
Georgia	5.07%
Ohio	4.23%
Alabama	3.27%
Michigan	3.07%
Virginia	2.97%
Louisiana	2.45%
Nevada	2.32%
Massachusetts	2.19%
Kentucky	2.02%
Arizona	1.54%
Utah	1.46%
South Carolina	1.33%
Montana	1.18%
Other StatesFootnote Reference*	10.25%
Other Assets and LiabilitiesFootnote Reference†	(3.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV900ARC-0

Institutional

PITEX

Tax-Exempt Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$63	0.60%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage. For the 12 month period, yields on the Bloomberg Municipal Bond Index ("Index") decreased significantly leading to gain for the Index over the period. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were healthcare, Industrial Development Revenue bond ("IDR") and Pollution Control Revenue bond ("PCR"), and state while the top security contributors were San Diego California Unified School District, Texas Municipal Gas and Maricopa County Arizona Industrial Development Authority. The top sector detractors were hospital, single-family housing, and sales tax while the top security detractors were Virginia Small Business Finance Authority, Hamilton County Ohio Health Care, and New Jersey Economic Development Authority.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $12,739	Bloomberg Municipal Bond Index $12,548
10/14	10,000	10,000
11/14	10,015	10,017
12/14	10,088	10,068
1/15	10,266	10,246
2/15	10,181	10,141
3/15	10,221	10,170
4/15	10,177	10,116
5/15	10,147	10,089
6/15	10,131	10,079
7/15	10,197	10,152
8/15	10,222	10,172
9/15	10,288	10,246
10/15	10,325	10,287
11/15	10,389	10,328
12/15	10,487	10,400
1/16	10,588	10,524
2/16	10,582	10,541
3/16	10,664	10,574
4/16	10,758	10,652
5/16	10,807	10,681
6/16	11,015	10,851
7/16	11,022	10,857
8/16	11,056	10,872
9/16	10,989	10,818
10/16	10,845	10,704
11/16	10,323	10,305
12/16	10,420	10,426
1/17	10,468	10,495
2/17	10,559	10,568
3/17	10,598	10,591
4/17	10,691	10,667
5/17	10,847	10,837
6/17	10,825	10,798
7/17	10,905	10,885
8/17	11,017	10,968
9/17	10,993	10,912
10/17	11,012	10,939
11/17	11,003	10,880
12/17	11,132	10,994
1/18	11,015	10,865
2/18	10,971	10,832
3/18	11,026	10,872
4/18	11,014	10,833
5/18	11,129	10,957
6/18	11,119	10,967
7/18	11,138	10,993
8/18	11,161	11,022
9/18	11,099	10,950
10/18	10,978	10,883
11/18	11,079	11,003
12/18	11,209	11,135
1/19	11,274	11,219
2/19	11,369	11,279
3/19	11,595	11,458
4/19	11,660	11,501
5/19	11,840	11,659
6/19	11,886	11,702
7/19	11,984	11,797
8/19	12,229	11,983
9/19	12,127	11,887
10/19	12,156	11,908
11/19	12,183	11,938
12/19	12,226	11,974
1/20	12,468	12,189
2/20	12,721	12,346
3/20	11,707	11,899
4/20	11,467	11,749
5/20	11,889	12,123
6/20	12,180	12,223
7/20	12,440	12,429
8/20	12,430	12,370
9/20	12,439	12,373
10/20	12,416	12,336
11/20	12,694	12,522
12/20	12,843	12,598
1/21	12,987	12,678
2/21	12,742	12,477
3/21	12,855	12,554
4/21	13,002	12,659
5/21	13,113	12,697
6/21	13,190	12,732
7/21	13,321	12,837
8/21	13,261	12,790
9/21	13,133	12,698
10/21	13,092	12,661
11/21	13,218	12,769
12/21	13,226	12,789
1/22	12,835	12,439
2/22	12,719	12,395
3/22	12,278	11,993
4/22	11,873	11,661
5/22	11,988	11,834
6/22	11,739	11,641
7/22	12,084	11,948
8/22	11,818	11,686
9/22	11,289	11,238
10/22	11,144	11,144
11/22	11,688	11,666
12/22	11,704	11,699
1/23	12,072	12,035
2/23	11,835	11,763
3/23	12,049	12,024
4/23	12,080	11,996
5/23	11,988	11,892
6/23	12,132	12,012
7/23	12,164	12,059
8/23	12,055	11,885
9/23	11,763	11,537
10/23	11,600	11,439
11/23	12,202	12,165
12/23	12,517	12,448
1/24	12,517	12,384
2/24	12,553	12,400
3/24	12,592	12,400
4/24	12,463	12,246
5/24	12,449	12,210
6/24	12,634	12,397
7/24	12,712	12,510
8/24	12,812	12,609
9/24	12,925	12,734
10/24	12,739	12,548

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Institutional Shares	9.82%	0.94%	2.45%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is January 3, 1977.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$567,423
  Total Number of Portfolio Holdings229
  Portfolio Turnover Rate 42.9%
  Total Advisory Fees Paid (amount in thousands)$2,221

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.93%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	13.14%
Illinois	11.29%
New York	10.70%
Texas	7.01%
Florida	6.78%
Pennsylvania	5.66%
New Jersey	5.09%
Georgia	5.07%
Ohio	4.23%
Alabama	3.27%
Michigan	3.07%
Virginia	2.97%
Louisiana	2.45%
Nevada	2.32%
Massachusetts	2.19%
Kentucky	2.02%
Arizona	1.54%
Utah	1.46%
South Carolina	1.33%
Montana	1.18%
Other StatesFootnote Reference*	10.25%
Other Assets and LiabilitiesFootnote Reference†	(3.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV900ARI-0

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

October 31, 2023 – $1,343,093
October 31, 2024 – $1,433,086

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

October 31, 2023 - $15,550
            October 31, 2024 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

October 31, 2023 - $1,649,138
October 31, 2024 - $1,982,834

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.                  The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

•         Services that are subject to audit procedure during a financial statement audit;
•         Services where the auditor would act on behalf of management;
•         Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•         Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•         Financial information systems design and implementation;
•         Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•         Actuarial services;
•         Internal audit functions or human resources;
•         Broker or dealer, investment advisor, or investment banking services;
•         Legal services and expert services unrelated to the audit;
•         Tax planning services related to listed, confidential and aggressive transactions;
•         Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•         Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•         Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.                  (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.                  The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.                  Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.                  The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.                  Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.
7.                  For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.                  The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on September 10, 2024).

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

October 31, 2023 - $1,868,632
            October 31, 2024 - $2,218,446

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence and notes there were no fees requiring such consideration.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Craig Damos, Frances Grieb, Victor Hymes, and Elizabeth Nickels.

(b) Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Funds
Annual Financial Statements
and Additional Information
October 31, 2024

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 122
Schedules of Investments 168
Financial Highlights (includes performance information) 451
Report of Independent Registered Public Accounting Firm 611
Unaudited Supplemental Information 613
Changes in and Disagreements with Accountants (N-CSR Item 8) 620
Proxy Disclosures (N-CSR Item 9) 621
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 622
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 623

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ................................................................
$ 635,830 $ 11,769,541 $ 614,036
Investment in affiliated Funds--at cost ..........................................................
$ – $ 118,527 $ 11,755
Assets
Investment in securities--at value  ................................................................ $ 634,147 $ 10,646,127
(a)
$ 596,346
(a)
Investment in affiliated Funds--at value ........................................................... – 118,527 11,755
Cash ............................................................................................... 1,470 – 17
Receivables:
Dividends and interest ....................................................................... 9,172 83,207 4,022
Expense reimbursement from Manager ..................................................... 8 – 14
Expense reimbursement from Distributor ................................................... – 1 1
Fund shares sold ............................................................................. 2,239 38,383 390
Investment securities sold ................................................................... 3,511 – 5,242
Variation margin on futures ................................................................. – – 3
Other assets ........................................................................................ – – 7
Total Assets   650,547 10,886,245 617,797
Liabilities
Accrued management and investment advisory fees .............................................. 210 3,066 198
Accrued administrative service fees .............................................................. – 2 2
Accrued distribution fees .......................................................................... 86 59 30
Accrued service fees .............................................................................. – 8 13
Accrued transfer agent fees ....................................................................... 85 182 145
Accrued directors' expenses ....................................................................... – 4 –
Accrued professional fees ......................................................................... 42 39 45
Accrued other expenses ........................................................................... 19 75 31
Payables:
Dividends payable ........................................................................... 1,668 33,264 –
Expense reimbursement to Manager ........................................................ – 20 –
Fund shares redeemed ....................................................................... 587 4,473 456
Interest expense and fees payable ........................................................... 378 – –
Investment securities purchased ............................................................ – – 63,539
Variation margin on futures ................................................................. – 337 199
Collateral obligation on securities loaned, at value ............................................... – 3,243 4,435
Floating rate notes issued .........................................................................
23,715 – –
Total Liabilities
26,790 44,772 69,093
Net Assets Applicable to Outstanding Shares ..................................................
$ 623,757 $ 10,841,473 $ 548,704
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 668,347 $ 12,197,274 $ 658,198
Total distributable earnings (accumulated loss) ...................................................
(44,590) (1,355,801) (109,494)
Total Net Assets
$ 623,757 $ 10,841,473 $ 548,704

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 323,809 $ 207,573 $ 64,346
Shares Issued and Outstanding .............................................................. 32,842 24,339 7,098
Net Asset Value per share ................................................................... $ 9 .86
(b)
$ 8 .53
(b)
$ 9 .07
(b)
Maximum Offering Price ....................................................................
$ 10 .24 $ 8 .73 $ 9 .42
Class C : Net Assets ................................................................................ $ 20,508 N/A N/A
Shares Issued and Outstanding .............................................................. 2,075
Net Asset Value per share ...................................................................
$ 9 .88
(b)
Class J : Net Assets ................................................................................ N/A $ 82,571 $ 95,565
Shares Issued and Outstanding .............................................................. 9,657 10,449
Net Asset Value per share ...................................................................
$ 8 .55
(b)
$ 9 .15
(b)
Institutional : Net Assets ........................................................................... $ 279,440 $ 542,411 $ 330,925
Shares Issued and Outstanding .............................................................. 28,318 63,383 36,526
Net Asset Value per share ...................................................................
$ 9 .87 $ 8 .56 $ 9 .06
R-1 : Net Assets .................................................................................... N/A $ 5,783 $ 2,927
Shares Issued and Outstanding .............................................................. 676 323
Net Asset Value per share ...................................................................
$ 8 .56 $ 9 .05
R-3 : Net Assets .................................................................................... N/A $ 9,170 $ 13,628
Shares Issued and Outstanding .............................................................. 1,069 1,516
Net Asset Value per share ...................................................................
$ 8 .58 $ 8 .99
R-4 : Net Assets .................................................................................... N/A $ 4,411 $ 3,962
Shares Issued and Outstanding .............................................................. 514 430
Net Asset Value per share ...................................................................
$ 8 .58 $ 9 .22
R-5 : Net Assets .................................................................................... N/A $ 17,233 $ 37,351
Shares Issued and Outstanding .............................................................. 2,016 4,149
Net Asset Value per share ...................................................................
$ 8 .55 $ 9 .00
R-6 : Net Assets .................................................................................... N/A $ 9,972,321 N/A
Shares Issued and Outstanding .............................................................. 1,166,476
Net Asset Value per share ...................................................................
$ 8 .55
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Investment in securities--at cost ................................................................
$ 2,578,326 $ 5,839,356 $ 4,446,523
Investment in affiliated Funds--at cost ..........................................................
$ 142,765 $ 174,467 $ 144,824
Foreign currency--at cost ........................................................................
$ 1,866 $ 14,467 $ –
Assets
Investment in securities--at value  ................................................................ $ 2,542,217
(a)
$ 6,589,629 $ 8,928,934
(a)
Investment in affiliated Funds--at value ........................................................... 142,765 174,467 144,824
Foreign currency--at value ........................................................................ 1,867 14,514 –
Cash ............................................................................................... 1,113 – –
Deposits with counterparty ........................................................................ 4,274 – –
Receivables:
Dividends and interest ....................................................................... 29,775 20,726 15,974
Expense reimbursement from Manager ..................................................... 114 – 96
Expense reimbursement from Distributor ................................................... – 1 1
Foreign currency contracts ................................................................. 420 – –
Fund shares sold ............................................................................. 2,354 914 1,522
Interfund lending ............................................................................ 915 – –
Investment securities sold ................................................................... 35,965 3,046 20,468
OTC swap agreements--at value (premiums paid $ 1,342 , $ 0 and $ 0 , net) ................. 1,663 – –
Unrealized gain on unfunded commitments ................................................ 1 – –
Variation margin on futures ................................................................. 52 – –
Variation margin on swaps .................................................................. 18 – –
Other assets ........................................................................................ – 5 30
Total Assets   2,763,513 6,803,302 9,111,849
Liabilities
Accrued management and investment advisory fees .............................................. 1,470 4,262 3,948
Accrued administrative service fees .............................................................. – 1 4
Accrued distribution fees .......................................................................... 322 72 365
Accrued service fees .............................................................................. – 8 41
Accrued transfer agent fees ....................................................................... 487 214 823
Accrued directors' expenses ....................................................................... 1 3 11
Accrued professional fees ......................................................................... 59 55 34
Accrued other expenses ........................................................................... 114 144 137
Deposits from counterparty ....................................................................... 250 – –
Payables:
Expense reimbursement to Manager ........................................................ – 24 –
Foreign currency contracts .................................................................. 73 – –
Fund shares redeemed ....................................................................... 2,155 3,872 13,131
Investment securities purchased ............................................................ 94,273 29,760 37,626
Options and swaptions contracts written  (premiums received $ 45 , $ 0 and $ 0 ) ............ 16 – –
Short sales (proceeds received $ 6,617 , $ 0 and $ 0 ) ......................................... 6,429 – –
OTC swap agreements--at value (premiums received $ 141 , $ 0 and $ 0 , net) ............... 121 – –
Variation margin on futures ................................................................. 58 – –
Collateral obligation on securities loaned, at value ............................................... 50,345 – 2,392
Total Liabilities
156,173 38,415 58,512
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,607,340 $ 6,764,887 $ 9,053,337
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,759,558 $ 5,892,821 $ 3,739,433
Total distributable earnings (accumulated loss) ...................................................
(1,152,218) 872,066 5,313,904
Total Net Assets
$ 2,607,340 $ 6,764,887 $ 9,053,337

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 2,150,000 3,875,000 1,600,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 970,669 $ 221,725 $ 1,296,060
Shares Issued and Outstanding .............................................................. 81,127 15,588 30,112
Net Asset Value per share ................................................................... $ 11 .96
(b)
$ 14 .22
(b)
$ 43 .04
(b)
Maximum Offering Price ....................................................................
$ 12 .43 $ 15 .05 $ 45 .54
Class C : Net Assets ................................................................................ $ 130,856 N/A $ 74,647
Shares Issued and Outstanding .............................................................. 11,008 1,793
Net Asset Value per share ...................................................................
$ 11 .89
(b)
$ 41 .64
(b)
Class J : Net Assets ................................................................................ N/A $ 151,958 $ 89,080
Shares Issued and Outstanding .............................................................. 10,842 2,067
Net Asset Value per share ...................................................................
$ 14 .02
(b)
$ 43 .10
(b)
Institutional : Net Assets ........................................................................... $ 1,401,376 $ 197,038 $ 7,405,320
Shares Issued and Outstanding .............................................................. 117,879 13,932 171,765
Net Asset Value per share ...................................................................
$ 11 .89 $ 14 .14 $ 43 .11
R-1 : Net Assets .................................................................................... N/A $ 1,927 $ 917
Shares Issued and Outstanding .............................................................. 136 21
Net Asset Value per share ...................................................................
$ 14 .16 $ 42 .89
R-3 : Net Assets .................................................................................... N/A $ 10,274 $ 29,118
Shares Issued and Outstanding .............................................................. 725 679
Net Asset Value per share ...................................................................
$ 14 .17 $ 42 .87
R-4 : Net Assets .................................................................................... N/A $ 5,835 $ 28,349
Shares Issued and Outstanding .............................................................. 404 660
Net Asset Value per share ...................................................................
$ 14 .44 $ 42 .98
R-5 : Net Assets .................................................................................... N/A $ 18,466 $ 129,846
Shares Issued and Outstanding .............................................................. 1,284 3,016
Net Asset Value per share ...................................................................
$ 14 .38 $ 43 .05
R-6 : Net Assets .................................................................................... $ 104,439 $ 6,157,664 N/A
Shares Issued and Outstanding .............................................................. 8,788 435,048
Net Asset Value per share ...................................................................
$ 11 .88 $ 14 .15
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Investment in securities--at cost ................................................................
$ 556,754 $ 2,319,675 $ 1,459,938
Investment in affiliated Funds--at cost ..........................................................
$ 90,147 $ 105,493 $ 26,078
Foreign currency--at cost ........................................................................
$ 9 $ 113,744 $ 158
Assets
Investment in securities--at value  ................................................................ $ 554,511
(a)
$ 2,320,216 $ 1,808,130
Investment in affiliated Funds--at value ........................................................... 90,147 105,493 26,078
Foreign currency--at value ........................................................................ 9 113,746 159
Deposits with counterparty ........................................................................ 15,667 – –
Receivables:
Dividends and interest ....................................................................... 10,244 1,224 2,494
Expense reimbursement from Manager ..................................................... 13 – 10
Foreign currency contracts ................................................................. 1,379 – –
Foreign tax refund ........................................................................... – 295 –
Fund shares sold ............................................................................. 588 562 958
Investment securities sold ................................................................... 17,135 3,512 5,947
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 , net) ...................... 922 – –
Variation margin on futures ................................................................. 23 – –
Variation margin on swaps .................................................................. 189 – –
Total Assets   690,827 2,545,048 1,843,776
Liabilities
Accrued management and investment advisory fees .............................................. 388 1,413 1,401
Accrued administrative service fees .............................................................. – 1 –
Accrued distribution fees .......................................................................... – 26 13
Accrued service fees .............................................................................. – 2 2
Accrued transfer agent fees ....................................................................... 87 105 295
Accrued directors' expenses ....................................................................... – – 1
Accrued professional fees ......................................................................... 40 20 31
Accrued other expenses ........................................................................... 47 54 89
Cash overdraft ..................................................................................... 1,469 – –
Payables:
Expense reimbursement to Manager ........................................................ – 27 –
Foreign currency contracts .................................................................. 381 – –
Fund shares redeemed ....................................................................... 118 923 916
Investment securities purchased ............................................................ 18,787 121,287 6,033
OTC swap agreements--at value (premiums received $ 1,163 , $ 0 and $ 0 , net) ............. 1,238 – –
Variation margin on futures ................................................................. 129 – –
Variation margin on swaps .................................................................. 200 – –
Collateral obligation on securities loaned, at value ............................................... 7,346 – –
Total Liabilities
30,230 123,858 8,781
Net Assets Applicable to Outstanding Shares ..................................................
$ 660,597 $ 2,421,190 $ 1,834,995
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 765,197 $ 2,434,905 $ 1,534,447
Total distributable earnings (accumulated loss) ...................................................
(104,600) (13,715) 300,548
Total Net Assets
$ 660,597 $ 2,421,190 $ 1,834,995

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 100,000 875,000 1,350,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 67,819 $ 58,008
Shares Issued and Outstanding .............................................................. 2,524 6,417
Net Asset Value per share ................................................................... $ 26 .87
(b)
$ 9 .04
(b)
Maximum Offering Price ....................................................................
$ 28 .43 $ 9 .57
Class J : Net Assets ................................................................................ N/A $ 71,586 N/A
Shares Issued and Outstanding .............................................................. 2,786
Net Asset Value per share ...................................................................
$ 25 .70
(b)
Institutional : Net Assets ........................................................................... $ 660,597 $ 31,746 $ 1,044,659
Shares Issued and Outstanding .............................................................. 73,960 1,195 105,903
Net Asset Value per share ...................................................................
$ 8 .93 $ 26 .57 $ 9 .86
R-1 : Net Assets .................................................................................... N/A $ 1,241 N/A
Shares Issued and Outstanding .............................................................. 47
Net Asset Value per share ...................................................................
$ 26 .37
R-3 : Net Assets .................................................................................... N/A $ 3,762 $ 1,846
Shares Issued and Outstanding .............................................................. 142 189
Net Asset Value per share ...................................................................
$ 26 .49 $ 9 .78
R-4 : Net Assets .................................................................................... N/A $ 1,810 $ 693
Shares Issued and Outstanding .............................................................. 68 71
Net Asset Value per share ...................................................................
$ 26 .72 $ 9 .81
R-5 : Net Assets .................................................................................... N/A $ 3,027 $ 8,510
Shares Issued and Outstanding .............................................................. 113 866
Net Asset Value per share ...................................................................
$ 26 .72 $ 9 .83
R-6 : Net Assets .................................................................................... N/A $ 2,240,199 $ 721,279
Shares Issued and Outstanding .............................................................. 84,170 73,073
Net Asset Value per share ...................................................................
$ 26 .62 $ 9 .87
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Investment in securities--at cost ................................................................
$ 867,300 $ 2,287,707 $ 594,340
Investment in affiliated Funds--at cost ..........................................................
$ 3,266 $ – $ 11,173
Repurchase agreements--at cost ................................................................
$ – $ 1,470,000 $ –
Foreign currency--at cost ........................................................................
$ – $ – $ 155
Assets
Investment in securities--at value  ................................................................ $ 815,619 $ 2,287,707 $ 559,078
(a)
Investment in affiliated Funds--at value ........................................................... 3,266 – 11,173
Repurchase agreements--at value ................................................................. – 1,470,000 –
Foreign currency--at value ........................................................................ – – 155
Cash ............................................................................................... 2 106 –
Deposits with counterparty ........................................................................ 653 – 1,092
Receivables:
Dividends and interest ....................................................................... 2,050 1,223 9,409
Expense reimbursement from Manager ..................................................... 27 47 15
Expense reimbursement from Distributor ................................................... 1 – –
Foreign currency contracts ................................................................. – – 159
Fund shares sold ............................................................................. 2,114 16 36
Investment securities sold ................................................................... 31,805 – 28,981
Variation margin on futures ................................................................. 56 – 5
Variation margin on swaps .................................................................. – – 5
Other assets ........................................................................................ 18 – –
Total Assets   855,611 3,759,099 610,108
Liabilities
Accrued management and investment advisory fees .............................................. 279 459 615
Accrued distribution fees .......................................................................... 28 – –
Accrued service fees .............................................................................. 2 – –
Accrued transfer agent fees ....................................................................... 89 30 22
Accrued directors' expenses ....................................................................... 1 1 2
Accrued professional fees ......................................................................... 44 31 47
Accrued other expenses ........................................................................... 34 10 14
Cash overdraft ..................................................................................... – – 21
Payables:
Dividends payable ........................................................................... 1,752 14,675 –
Foreign currency contracts .................................................................. – – 171
Fund shares redeemed ....................................................................... 456 1,868 –
Investment securities purchased ............................................................ 187,902 – 1,513
Variation margin on futures ................................................................. 15 – 10
Variation margin on swaps .................................................................. – – 32
Collateral obligation on securities loaned, at value ............................................... – – 9,211
Total Liabilities
190,602 17,074 11,658
Net Assets Applicable to Outstanding Shares ..................................................
$ 665,009 $ 3,742,025 $ 598,450
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 917,775 $ 3,742,025 $ 1,169,202
Total distributable earnings (accumulated loss) ...................................................
(252,766) – (570,752)
Total Net Assets
$ 665,009 $ 3,742,025 $ 598,450

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,025,000 20,400,000 700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 141,861 N/A N/A
Shares Issued and Outstanding .............................................................. 15,950
Net Asset Value per share ................................................................... $ 8 .89
(b)
Maximum Offering Price ....................................................................
$ 9 .09
Class J : Net Assets ................................................................................ $ 68,059 N/A N/A
Shares Issued and Outstanding .............................................................. 7,630
Net Asset Value per share ...................................................................
$ 8 .92
(b)
Institutional : Net Assets ........................................................................... $ 444,116 $ 352,741 $ 598,450
Shares Issued and Outstanding .............................................................. 49,834 352,741 73,268
Net Asset Value per share ...................................................................
$ 8 .91 $ 1 .00 $ 8 .17
R-1 : Net Assets .................................................................................... $ 468 N/A N/A
Shares Issued and Outstanding .............................................................. 53
Net Asset Value per share ...................................................................
$ 8 .90
R-3 : Net Assets .................................................................................... $ 2,736 N/A N/A
Shares Issued and Outstanding .............................................................. 307
Net Asset Value per share ...................................................................
$ 8 .92
R-4 : Net Assets .................................................................................... $ 1,901 N/A N/A
Shares Issued and Outstanding .............................................................. 213
Net Asset Value per share ...................................................................
$ 8 .93
R-5 : Net Assets .................................................................................... $ 5,868 N/A N/A
Shares Issued and Outstanding .............................................................. 658
Net Asset Value per share ...................................................................
$ 8 .92
R-6 : Net Assets .................................................................................... N/A $ 3,389,284 N/A
Shares Issued and Outstanding .............................................................. 3,389,284
Net Asset Value per share ...................................................................
$ 1 .00
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund
International Equity
Fund
(a)
Investment in securities--at cost ................................................................
$ 5,710,102 $ 2,408,510 $ 228,322
Investment in affiliated Funds--at cost ..........................................................
$ 329,982 $ 20,980 $ 907
Foreign currency--at cost ........................................................................
$ 8,133 $ 394 $ –
Assets
Investment in securities--at value  ................................................................ $ 5,636,733
(b)
$ 2,345,039 $ 230,448
Investment in affiliated Funds--at value ........................................................... 329,982 20,980 907
Foreign currency--at value ........................................................................ 8,169 394 –
Cash ............................................................................................... 618 – –
Deposits with counterparty ........................................................................ – 10,315 –
Receivables:
Dividends and interest ....................................................................... 88,251 5,568 847
Expense reimbursement from Manager ..................................................... – – 12
Foreign currency contracts ................................................................. 56 1,998 –
Fund shares sold ............................................................................. 30,972 375 22
Investment securities sold ................................................................... 3,249 82,614 44
Variation margin on futures ................................................................. – 152 –
Variation margin on swaps .................................................................. – 107 –
Total Assets   6,098,030 2,467,542 232,280
Liabilities
Accrued management and investment advisory fees .............................................. 2,268 649 132
Accrued distribution fees .......................................................................... 111 3 1
Accrued service fees .............................................................................. – 2 1
Accrued transfer agent fees ....................................................................... 667 14 22
Accrued directors' expenses ....................................................................... 2 – –
Accrued professional fees ......................................................................... 46 45 62
Accrued registration fees .......................................................................... – – 10
Accrued other expenses ........................................................................... 92 33 24
Cash overdraft ..................................................................................... – 16 44
Deposits from counterparty ....................................................................... – 441 –
Payables:
Dividends payable ........................................................................... 29,335 – –
Expense reimbursement to Manager ........................................................ 27 – –
Foreign currency contracts .................................................................. 19 421 –
Fund shares redeemed ....................................................................... 4,688 1,609 284
Investment securities purchased ............................................................ 122,463 223,997 –
Options and swaptions contracts written  (premiums received $ 0 , $ 443 and $ 0 ) ........... – 636 –
Variation margin on futures ................................................................. – 206 –
Variation margin on swaps .................................................................. – 532 –
Collateral obligation on securities loaned, at value ............................................... 87,809 – –
Total Liabilities
247,527 228,604 580
Net Assets Applicable to Outstanding Shares ..................................................
$ 5,850,503 $ 2,238,938 $ 231,700
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 6,228,392 $ 2,378,076 $ 201,778
Total distributable earnings (accumulated loss) ...................................................
(377,889) (139,138) 29,922
Total Net Assets
$ 5,850,503 $ 2,238,938 $ 231,700

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund
International Equity
Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,750,000 850,000 600,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 421,065 N/A N/A
Shares Issued and Outstanding .............................................................. 61,688
Net Asset Value per share ................................................................... $ 6 .83
(c)
Maximum Offering Price ....................................................................
$ 7 .10
Class C : Net Assets ................................................................................ $ 24,716 N/A N/A
Shares Issued and Outstanding .............................................................. 3,568
Net Asset Value per share ...................................................................
$ 6 .93
(c)
Class J : Net Assets ................................................................................ N/A $ 11,483 N/A
Shares Issued and Outstanding .............................................................. 1,552
Net Asset Value per share ...................................................................
$ 7 .40
(c)
Institutional : Net Assets ........................................................................... $ 1,359,544 $ 2,218,800 $ 18,176
Shares Issued and Outstanding .............................................................. 201,163 281,471 1,245
Net Asset Value per share ...................................................................
$ 6 .76 $ 7 .88 $ 14 .60
R-1 : Net Assets .................................................................................... N/A $ 511 $ 1,337
Shares Issued and Outstanding .............................................................. 71 92
Net Asset Value per share ...................................................................
$ 7 .22 $ 14 .51
R-3 : Net Assets .................................................................................... N/A $ 4,656 $ 1,110
Shares Issued and Outstanding .............................................................. 626 76
Net Asset Value per share ...................................................................
$ 7 .43 $ 14 .59
R-4 : Net Assets .................................................................................... N/A $ 1,769 $ 301
Shares Issued and Outstanding .............................................................. 232 21
Net Asset Value per share ...................................................................
$ 7 .63 $ 14 .64
R-5 : Net Assets .................................................................................... N/A $ 1,719 $ 2,462
Shares Issued and Outstanding .............................................................. 223 168
Net Asset Value per share ...................................................................
$ 7 .71 $ 14 .62
R-6 : Net Assets .................................................................................... $ 4,045,178 N/A $ 208,314
Shares Issued and Outstanding .............................................................. 598,558 14,264
Net Asset Value per share ...................................................................
$ 6 .76 $ 14 .60
(a)
Effective July 31, 2024, International Fund I changed its name to International Equity Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ................................................................
$ 6,527,189 $ 3,091,935 $ 3,130,504
Investment in affiliated Funds--at cost ..........................................................
$ 229,346 $ 280,734 $ 90,344
Foreign currency--at cost ........................................................................
$ – $ – $ 512
Assets
Investment in securities--at value  ................................................................ $ 9,851,648
(a)
$ 8,367,930
(a)
$ 3,690,020
(a)
Investment in affiliated Funds--at value ........................................................... 229,346 280,734 90,344
Foreign currency--at value ........................................................................ – – 513
Deposits with counterparty ........................................................................ 5,387 14,571 2,584
Receivables:
Dividends and interest ....................................................................... 2,008 5,528 2,126
Expense reimbursement from Manager ..................................................... 140 – 243
Expense reimbursement from Distributor ................................................... 4 11 1
Fund shares sold ............................................................................. 401 11,030 304
Interfund lending ............................................................................ – – 10,430
Other assets ........................................................................................ 13 3 –
Total Assets   10,088,947 8,679,807 3,796,565
Liabilities
Accrued management and investment advisory fees .............................................. 5,235 627 2,433
Accrued administrative service fees .............................................................. 9 20 1
Accrued distribution fees .......................................................................... 192 318 14
Accrued service fees .............................................................................. 56 133 4
Accrued transfer agent fees ....................................................................... 304 316 70
Accrued chief compliance officer fees ............................................................ 1 – –
Accrued directors' expenses ....................................................................... 10 3 1
Accrued professional fees ......................................................................... 48 23 22
Accrued other expenses ........................................................................... 64 115 37
Cash overdraft ..................................................................................... 355 – –
Payables:
Fund shares redeemed ....................................................................... 5,708 6,580 2,183
Investment securities purchased ............................................................ 1,884 – 423
Variation margin on futures ................................................................. 2,066 5,687 1,005
Collateral obligation on securities loaned, at value ............................................... 558 6 1,886
Total Liabilities
16,490 13,828 8,079
Net Assets Applicable to Outstanding Shares ..................................................
$ 10,072,457 $ 8,665,979 $ 3,788,486
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 4,239,455 $ 3,208,148 $ 2,975,511
Total distributable earnings (accumulated loss) ...................................................
5,833,002 5,457,831 812,975
Total Net Assets
$ 10,072,457 $ 8,665,979 $ 3,788,486
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,895,000 1,150,000 520,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 533,056 $ 805,883 N/A
Shares Issued and Outstanding .............................................................. 27,711 28,668
Net Asset Value per share ................................................................... $ 19 .24
(b)
$ 28 .11
(b)
Maximum Offering Price ....................................................................
$ 20 .36 $ 28 .54
Class J : Net Assets ................................................................................ $ 424,765 $ 1,244,170 $ 88,878
Shares Issued and Outstanding .............................................................. 29,535 44,883 4,376
Net Asset Value per share ...................................................................
$ 14 .38
(b)
$ 27 .72
(b)
$ 20 .31
(b)
Institutional : Net Assets ........................................................................... $ 693,756 $ 5,998,941 $ 3,682,407
Shares Issued and Outstanding .............................................................. 33,442 213,075 177,405
Net Asset Value per share ...................................................................
$ 20 .74 $ 28 .15 $ 20 .76
R-1 : Net Assets .................................................................................... $ 10,511 $ 14,997 $ 3,719
Shares Issued and Outstanding .............................................................. 715 537 181
Net Asset Value per share ...................................................................
$ 14 .71 $ 27 .92 $ 20 .57
R-3 : Net Assets .................................................................................... $ 71,500 $ 169,311 $ 6,886
Shares Issued and Outstanding .............................................................. 4,233 6,019 312
Net Asset Value per share ...................................................................
$ 16 .89 $ 28 .13 $ 22 .05
R-4 : Net Assets .................................................................................... $ 42,944 $ 136,290 $ 1,111
Shares Issued and Outstanding .............................................................. 2,417 4,819 54
Net Asset Value per share ...................................................................
$ 17 .77 $ 28 .28 $ 20 .72
R-5 : Net Assets .................................................................................... $ 133,666 $ 296,387 $ 5,485
Shares Issued and Outstanding .............................................................. 6,961 10,339 262
Net Asset Value per share ...................................................................
$ 19 .20 $ 28 .67 $ 20 .97
R-6 : Net Assets .................................................................................... $ 8,162,259 N/A N/A
Shares Issued and Outstanding .............................................................. 392,231
Net Asset Value per share ...................................................................
$ 20 .81
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ................................................................
$ 13,600,981 $ 176,171 $ 377,228
Investment in affiliated Funds--at cost ..........................................................
$ 28,530 $ 4,872 $ 5,823
Investment in affiliated securities--at cost ......................................................
$ 85,201 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 27,989,127
(a)
$ 209,549
(a)
$ 430,955
(a)
Investment in affiliated Funds--at value ........................................................... 28,530 4,872 5,823
Investment in affiliated securities--at value ....................................................... 105,909 – –
Cash ............................................................................................... – – 1
Deposits with counterparty ........................................................................ – – 110
Receivables:
Dividends and interest ....................................................................... 2,292 22 97
Expense reimbursement from Manager ..................................................... – – 8
Expense reimbursement from Distributor ................................................... 4 1 –
Fund shares sold ............................................................................. 36,563 47 2
Investment securities sold ................................................................... 13,396 2,092 7,366
Other assets ........................................................................................ 6 – –
Total Assets   28,175,827 216,583 444,362
Liabilities
Accrued management and investment advisory fees .............................................. 13,446 119 312
Accrued administrative service fees .............................................................. 34 1 1
Accrued distribution fees .......................................................................... 560 14 6
Accrued service fees .............................................................................. 109 5 2
Accrued transfer agent fees ....................................................................... 3,280 38 9
Accrued chief compliance officer fees ............................................................ 1 – –
Accrued directors' expenses ....................................................................... 16 – –
Accrued professional fees ......................................................................... 28 24 22
Accrued other expenses ........................................................................... 774 14 16
Cash overdraft ..................................................................................... 3,550 – –
Payables:
Fund shares redeemed ....................................................................... 31,166 294 70
Investment securities purchased ............................................................ 34,646 594 5,550
Variation margin on futures ................................................................. – – 22
Collateral obligation on securities loaned, at value ............................................... 3,956 3,242 291
Total Liabilities
91,566 4,345 6,301
Net Assets Applicable to Outstanding Shares ..................................................
$ 28,084,261 $ 212,238 $ 438,061
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 12,791,410 $ 190,031 $ 263,455
Total distributable earnings (accumulated loss) ...................................................
15,292,851 22,207 174,606
Total Net Assets
$ 28,084,261 $ 212,238 $ 438,061

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 2,105,000 325,000 625,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,994,144 N/A N/A
Shares Issued and Outstanding .............................................................. 45,826
Net Asset Value per share ................................................................... $ 43 .52
(b)
Maximum Offering Price ....................................................................
$ 46 .05
Class C : Net Assets ................................................................................ $ 34,593 N/A N/A
Shares Issued and Outstanding .............................................................. 958
Net Asset Value per share ...................................................................
$ 36 .12
(b)
Class J : Net Assets ................................................................................ $ 385,523 $ 78,956 $ 41,631
Shares Issued and Outstanding .............................................................. 9,238 11,032 5,306
Net Asset Value per share ...................................................................
$ 41 .73
(b)
$ 7 .16
(b)
$ 7 .85
(b)
Institutional : Net Assets ........................................................................... $ 13,863,432 $ 108,171 $ 388,247
Shares Issued and Outstanding .............................................................. 304,789 10,005 32,431
Net Asset Value per share ...................................................................
$ 45 .49 $ 10 .81 $ 11 .97
R-1 : Net Assets .................................................................................... $ 112,260 $ 849 $ 1,220
Shares Issued and Outstanding .............................................................. 2,947 117 162
Net Asset Value per share ...................................................................
$ 38 .10 $ 7 .28 $ 7 .54
R-3 : Net Assets .................................................................................... $ 51,069 $ 14,421 $ 2,754
Shares Issued and Outstanding .............................................................. 1,222 1,528 273
Net Asset Value per share ...................................................................
$ 41 .79 $ 9 .44 $ 10 .10
R-4 : Net Assets .................................................................................... $ 59,494 $ 5,070 $ 1,551
Shares Issued and Outstanding .............................................................. 1,338 485 143
Net Asset Value per share ...................................................................
$ 44 .46 $ 10 .46 $ 10 .85
R-5 : Net Assets .................................................................................... $ 281,715 $ 4,771 $ 2,658
Shares Issued and Outstanding .............................................................. 6,353 426 224
Net Asset Value per share ...................................................................
$ 44 .34 $ 11 .19 $ 11 .85
R-6 : Net Assets .................................................................................... $ 11,302,031 N/A N/A
Shares Issued and Outstanding .............................................................. 248,050
Net Asset Value per share ...................................................................
$ 45 .56
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ................................................................
$ 921,606 $ 2,468,007 $ 897,743
Investment in affiliated Funds--at cost ..........................................................
$ 17,344 $ 51,595 $ –
Repurchase agreements--at cost ................................................................
$ – $ – $ 150,000
Assets
Investment in securities--at value  ................................................................ $ 1,264,786
(a)
$ 2,788,772
(a)
$ 897,743
Investment in affiliated Funds--at value ........................................................... 17,344 51,595 –
Repurchase agreements--at value ................................................................. – – 150,000
Cash ............................................................................................... – – 25
Deposits with counterparty ........................................................................ 754 975 –
Receivables:
Dividends and interest ....................................................................... 360 1,862 367
Expense reimbursement from Manager ..................................................... – 92 –
Expense reimbursement from Distributor ................................................... 1 2 88
Fund shares sold ............................................................................. 348 810 7,131
Investment securities sold ................................................................... 229 3,061 –
Other assets ........................................................................................ – – 26
Total Assets   1,283,822 2,847,169 1,055,380
Liabilities
Accrued management and investment advisory fees .............................................. 165 1,584 347
Accrued administrative service fees .............................................................. 7 2 –
Accrued distribution fees .......................................................................... 39 38 88
Accrued service fees .............................................................................. 44 11 –
Accrued transfer agent fees ....................................................................... 49 479 41
Accrued directors' expenses ....................................................................... 1 5 1
Accrued professional fees ......................................................................... 22 19 30
Accrued other expenses ........................................................................... 40 115 30
Cash overdraft ..................................................................................... – 131 –
Payables:
Dividends payable ........................................................................... – – 3,868
Fund shares redeemed ....................................................................... 2,811 2,672 1,147
Investment securities purchased ............................................................ – 439 –
Variation margin on futures ................................................................. 171 219 –
Collateral obligation on securities loaned, at value ............................................... 7,253 1,112 –
Total Liabilities
10,602 6,826 5,552
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,273,220 $ 2,840,343 $ 1,049,828
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 784,649 $ 2,142,050 $ 1,049,828
Total distributable earnings (accumulated loss) ...................................................
488,571 698,293 –
Total Net Assets
$ 1,273,220 $ 2,840,343 $ 1,049,828

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 925,000 5,800,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ N/A $ 47,518 $ 348,944
Shares Issued and Outstanding .............................................................. 2,582 348,944
Net Asset Value per share ................................................................... $ 18.40
(b)
$ 1.00
(b)
Maximum Offering Price ....................................................................
$ 19.47 $ 1.00
Class J: Net Assets ................................................................................ $ 153,543 $ 188,451 $ 700,884
Shares Issued and Outstanding .............................................................. 6,468 10,363 700,884
Net Asset Value per share ...................................................................
$ 23.74
(b)
$ 18.19
(b)
$ 1.00
(b)
Institutional: Net Assets ........................................................................... $ 213,290 $ 1,282,618 N/A
Shares Issued and Outstanding .............................................................. 8,604 69,422
Net Asset Value per share ...................................................................
$ 24.79 $ 18.48
R-1: Net Assets .................................................................................... $ 5,541 $ 2,160 N/A
Shares Issued and Outstanding .............................................................. 227 125
Net Asset Value per share ...................................................................
$ 24.40 $ 17.34
R-3: Net Assets .................................................................................... $ 66,175 $ 11,020 N/A
Shares Issued and Outstanding .............................................................. 2,605 609
Net Asset Value per share ...................................................................
$ 25.40 $ 18.08
R-4: Net Assets .................................................................................... $ 42,213 $ 7,743 N/A
Shares Issued and Outstanding .............................................................. 1,651 426
Net Asset Value per share ...................................................................
$ 25.57 $ 18.17
R-5: Net Assets .................................................................................... $ 90,491 $ 29,770 N/A
Shares Issued and Outstanding .............................................................. 3,494 1,626
Net Asset Value per share ...................................................................
$ 25.90 $ 18.31
R-6: Net Assets .................................................................................... $ 701,967 $ 1,271,063 N/A
Shares Issued and Outstanding .............................................................. 28,323 68,601
Net Asset Value per share ...................................................................
$ 24.78 $ 18.53
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2015 Fund
Investment in securities--at cost ................................................................
$ 1,071,794 $ 2,383,460 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 11,503 $ 24,066 $ 213,456
Foreign currency--at cost ........................................................................
$ 1,171 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 1,140,605
(a)
$ 4,648,008 $ –
Investment in affiliated Funds--at value ........................................................... 11,503 24,066 236,333
Foreign currency--at value ........................................................................ 1,172 – –
Cash ............................................................................................... 11 – –
Deposits with counterparty ........................................................................ 82 – –
Receivables:
Dividends and interest ....................................................................... 6,493 2,111 450
Expense reimbursement from Manager ..................................................... 20 – –
Fund shares sold ............................................................................. 719 2,114 16
Investment securities sold ................................................................... 7,250 3,896 365
Other assets ........................................................................................ – 5 –
Total Assets   1,167,855 4,680,200 237,164
Liabilities
Accrued management and investment advisory fees .............................................. 897 1,674 –
Accrued administrative service fees .............................................................. – 3 2
Accrued distribution fees .......................................................................... – 314 4
Accrued service fees .............................................................................. – 20 8
Accrued transfer agent fees ....................................................................... 58 337 1
Accrued directors' expenses ....................................................................... 1 4 –
Accrued professional fees ......................................................................... 53 26 19
Accrued other expenses ........................................................................... 99 72 3
Payables:
Fund shares redeemed ....................................................................... 335 4,750 381
Investment securities purchased ............................................................ 7,115 2,806 450
Variation margin on futures ................................................................. 46 – –
Collateral obligation on securities loaned, at value ............................................... 177 – –
Total Liabilities
8,781 10,006 868
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,159,074 $ 4,670,194 $ 236,296
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 959,959 $ 2,214,484 $ 201,034
Total distributable earnings (accumulated loss) ...................................................
199,115 2,455,710 35,262
Total Net Assets
$ 1,159,074 $ 4,670,194 $ 236,296
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 725,000 850,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 1,405,974 N/A
Shares Issued and Outstanding .............................................................. 17,419
Net Asset Value per share ................................................................... $ 80 .71
(b)
Maximum Offering Price ....................................................................
$ 85 .41
Institutional : Net Assets ........................................................................... $ 1,157,795 $ 3,171,457 $ 198,424
Shares Issued and Outstanding .............................................................. 103,822 37,803 22,313
Net Asset Value per share ...................................................................
$ 11 .15 $ 83 .89 $ 8 .89
R-1 : Net Assets .................................................................................... N/A $ 1,360 $ 1,555
Shares Issued and Outstanding .............................................................. 17 181
Net Asset Value per share ...................................................................
$ 80 .35 $ 8 .57
R-3 : Net Assets .................................................................................... $ 271 $ 41,756 $ 14,578
Shares Issued and Outstanding .............................................................. 25 518 1,697
Net Asset Value per share ...................................................................
$ 10 .97 $ 80 .68 $ 8 .59
R-4 : Net Assets .................................................................................... $ 1,008 $ 13,666 $ 8,546
Shares Issued and Outstanding .............................................................. 91 166 982
Net Asset Value per share ...................................................................
$ 11 .05 $ 82 .08 $ 8 .70
R-5 : Net Assets .................................................................................... N/A $ 35,981 $ 13,193
Shares Issued and Outstanding .............................................................. 435 1,515
Net Asset Value per share ...................................................................
$ 82 .68 $ 8 .71
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 2,108,003 $ 1,359,339 $ 4,706,432
Assets
Investment in affiliated Funds--at value ........................................................... $ 2,325,160 $ 1,560,140 $ 5,483,999
Receivables:
Dividends and interest ....................................................................... 3,916 2,303 6,696
Expense reimbursement from Distributor ................................................... 6 – 10
Fund shares sold ............................................................................. 237 36 314
Investment securities sold ................................................................... 358 529 3,249
Total Assets   2,329,677 1,563,008 5,494,268
Liabilities
Accrued administrative service fees .............................................................. 8 8 15
Accrued distribution fees .......................................................................... 124 24 216
Accrued service fees .............................................................................. 36 44 78
Accrued transfer agent fees ....................................................................... 18 6 94
Accrued directors' expenses ....................................................................... 2 1 2
Accrued professional fees ......................................................................... 19 18 20
Accrued other expenses ........................................................................... 20 3 21
Payables:
Fund shares redeemed ....................................................................... 595 565 3,564
Investment securities purchased ............................................................ 3,916 2,303 6,696
Total Liabilities
4,738 2,972 10,706
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,324,939 $ 1,560,036 $ 5,483,562
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,977,564 $ 1,286,458 $ 4,464,979
Total distributable earnings (accumulated loss) ...................................................
347,375 273,578 1,018,583
Total Net Assets
$ 2,324,939 $ 1,560,036 $ 5,483,562
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,150,000 425,000 1,425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 86,973 N/A $ 139,779
Shares Issued and Outstanding .............................................................. 6,690 9,502
Net Asset Value per share ................................................................... $ 13 .00
(a)
$ 14 .71
(a)
Maximum Offering Price ....................................................................
$ 13 .51 $ 15 .28
Class J : Net Assets ................................................................................ $ 669,174 N/A $ 1,133,064
Shares Issued and Outstanding .............................................................. 52,379 77,585
Net Asset Value per share ...................................................................
$ 12 .78
(a)
$ 14 .60
(a)
Institutional : Net Assets ........................................................................... $ 1,401,110 $ 1,357,468 $ 3,850,068
Shares Issued and Outstanding .............................................................. 108,702 116,341 262,206
Net Asset Value per share ...................................................................
$ 12 .89 $ 11 .67 $ 14 .68
R-1 : Net Assets .................................................................................... $ 11,307 $ 6,157 $ 19,150
Shares Issued and Outstanding .............................................................. 885 546 1,323
Net Asset Value per share ...................................................................
$ 12 .77 $ 11 .28 $ 14 .48
R-3 : Net Assets .................................................................................... $ 60,266 $ 91,488 $ 133,904
Shares Issued and Outstanding .............................................................. 4,745 8,086 9,202
Net Asset Value per share ...................................................................
$ 12 .70 $ 11 .31 $ 14 .55
R-4 : Net Assets .................................................................................... $ 21,935 $ 31,654 $ 50,156
Shares Issued and Outstanding .............................................................. 1,719 2,754 3,268
Net Asset Value per share ...................................................................
$ 12 .76 $ 11 .50 $ 15 .35
R-5 : Net Assets .................................................................................... $ 74,174 $ 73,269 $ 157,441
Shares Issued and Outstanding .............................................................. 5,799 6,347 10,752
Net Asset Value per share ...................................................................
$ 12 .79 $ 11 .54 $ 14 .64
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 1,678,465 $ 3,776,094 $ 1,364,740
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,988,185 $ 4,761,929 $ 1,683,820
Receivables:
Dividends and interest ....................................................................... 2,050 3,074 631
Expense reimbursement from Distributor ................................................... – 8 –
Fund shares sold ............................................................................. 170 236 176
Investment securities sold ................................................................... 382 2,124 745
Total Assets   1,990,787 4,767,371 1,685,372
Liabilities
Accrued administrative service fees .............................................................. 9 13 7
Accrued distribution fees .......................................................................... 26 175 21
Accrued service fees .............................................................................. 48 72 39
Accrued transfer agent fees ....................................................................... 11 75 13
Accrued directors' expenses ....................................................................... 2 4 1
Accrued professional fees ......................................................................... 19 20 19
Accrued other expenses ........................................................................... 3 19 3
Payables:
Fund shares redeemed ....................................................................... 552 2,359 920
Investment securities purchased ............................................................ 2,051 3,074 632
Total Liabilities
2,721 5,811 1,655
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,988,066 $ 4,761,560 $ 1,683,717
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,591,155 $ 3,518,558 $ 1,297,108
Total distributable earnings (accumulated loss) ...................................................
396,911 1,243,002 386,609
Total Net Assets
$ 1,988,066 $ 4,761,560 $ 1,683,717
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 1,025,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 121,589 N/A
Shares Issued and Outstanding .............................................................. 7,410
Net Asset Value per share ................................................................... $ 16 .41
(a)
Maximum Offering Price ....................................................................
$ 17 .37
Class J : Net Assets ................................................................................ N/A $ 875,149 N/A
Shares Issued and Outstanding .............................................................. 52,446
Net Asset Value per share ...................................................................
$ 16 .69
(a)
Institutional : Net Assets ........................................................................... $ 1,765,103 $ 3,432,790 $ 1,502,321
Shares Issued and Outstanding .............................................................. 131,673 202,856 99,928
Net Asset Value per share ...................................................................
$ 13 .41 $ 16 .92 $ 15 .03
R-1 : Net Assets .................................................................................... $ 7,014 $ 15,031 $ 3,893
Shares Issued and Outstanding .............................................................. 540 904 272
Net Asset Value per share ...................................................................
$ 12 .99 $ 16 .63 $ 14 .35
R-3 : Net Assets .................................................................................... $ 97,523 $ 120,638 $ 79,631
Shares Issued and Outstanding .............................................................. 7,467 7,296 5,507
Net Asset Value per share ...................................................................
$ 13 .06 $ 16 .53 $ 14 .46
R-4 : Net Assets .................................................................................... $ 37,681 $ 49,668 $ 25,325
Shares Issued and Outstanding .............................................................. 2,849 2,989 1,725
Net Asset Value per share ...................................................................
$ 13 .23 $ 16 .62 $ 14 .68
R-5 : Net Assets .................................................................................... $ 80,745 $ 146,695 $ 72,547
Shares Issued and Outstanding .............................................................. 6,077 8,744 4,931
Net Asset Value per share ...................................................................
$ 13 .29 $ 16 .78 $ 14 .71
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 2,567,158 $ 935,361 $ 919,457
Assets
Investment in affiliated Funds--at value ........................................................... $ 3,333,315 $ 1,128,364 $ 1,082,223
Receivables:
Dividends and interest ....................................................................... 477 138 133
Expense reimbursement from Distributor ................................................... 2 – –
Fund shares sold ............................................................................. 400 181 134
Investment securities sold ................................................................... 248 333 546
Total Assets   3,334,442 1,129,016 1,083,036
Liabilities
Accrued administrative service fees .............................................................. 11 5 3
Accrued distribution fees .......................................................................... 90 14 11
Accrued service fees .............................................................................. 54 24 16
Accrued transfer agent fees ....................................................................... 83 14 16
Accrued directors' expenses ....................................................................... 3 1 1
Accrued professional fees ......................................................................... 20 19 19
Accrued other expenses ........................................................................... 17 3 5
Payables:
Expense reimbursement to Manager ........................................................ 3 – –
Fund shares redeemed ....................................................................... 645 513 680
Investment securities purchased ............................................................ 478 139 133
Total Liabilities
1,404 732 884
Net Assets Applicable to Outstanding Shares ..................................................
$ 3,333,038 $ 1,128,284 $ 1,082,152
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,408,735 $ 897,219 $ 885,861
Total distributable earnings (accumulated loss) ...................................................
924,303 231,065 196,291
Total Net Assets
$ 3,333,038 $ 1,128,284 $ 1,082,152
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 400,000 425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 113,939 N/A N/A
Shares Issued and Outstanding .............................................................. 6,317
Net Asset Value per share ................................................................... $ 18 .04
(a)
Maximum Offering Price ....................................................................
$ 19 .09
Class J : Net Assets ................................................................................ $ 293,958 N/A $ 17,409
Shares Issued and Outstanding .............................................................. 17,080 975
Net Asset Value per share ...................................................................
$ 17 .21
(a)
$ 17 .86
(a)
Institutional : Net Assets ........................................................................... $ 2,677,540 $ 1,016,220 $ 989,955
Shares Issued and Outstanding .............................................................. 148,947 60,162 54,794
Net Asset Value per share ...................................................................
$ 17 .98 $ 16 .89 $ 18 .07
R-1 : Net Assets .................................................................................... $ 12,326 $ 3,052 $ 3,827
Shares Issued and Outstanding .............................................................. 699 190 220
Net Asset Value per share ...................................................................
$ 17 .63 $ 16 .05 $ 17 .37
R-3 : Net Assets .................................................................................... $ 93,764 $ 53,518 $ 32,512
Shares Issued and Outstanding .............................................................. 5,332 3,301 1,839
Net Asset Value per share ...................................................................
$ 17 .58 $ 16 .21 $ 17 .68
R-4 : Net Assets .................................................................................... $ 39,371 $ 14,850 $ 9,218
Shares Issued and Outstanding .............................................................. 2,215 901 518
Net Asset Value per share ...................................................................
$ 17 .77 $ 16 .48 $ 17 .81
R-5 : Net Assets .................................................................................... $ 102,140 $ 40,644 $ 29,231
Shares Issued and Outstanding .............................................................. 5,723 2,454 1,636
Net Asset Value per share ...................................................................
$ 17 .85 $ 16 .56 $ 17 .87
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 199,146 $ 41,385 $ 309,980
Assets
Investment in affiliated Funds--at value ........................................................... $ 223,336 $ 44,366 $ 324,541
Receivables:
Dividends and interest ....................................................................... 27 5 280
Expense reimbursement from Manager ..................................................... – 2 3
Expense reimbursement from Distributor ................................................... – – 2
Fund shares sold ............................................................................. 122 206 259
Investment securities sold ................................................................... – – 559
Total Assets   223,485 44,579 325,644
Liabilities
Accrued administrative service fees .............................................................. 1 – –
Accrued distribution fees .......................................................................... 2 – 35
Accrued service fees .............................................................................. 4 – –
Accrued transfer agent fees ....................................................................... 2 1 4
Accrued professional fees ......................................................................... 18 18 18
Accrued other expenses ........................................................................... 2 – 9
Payables:
Fund shares redeemed ....................................................................... 5 – 817
Investment securities purchased ............................................................ 145 212 281
Total Liabilities
179 231 1,164
Net Assets Applicable to Outstanding Shares ..................................................
$ 223,306 $ 44,348 $ 324,480
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 194,136 $ 40,630 $ 306,576
Total distributable earnings (accumulated loss) ...................................................
29,170 3,718 17,904
Total Net Assets
$ 223,306 $ 44,348 $ 324,480
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 325,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ N/A $ 330 $ 271,360
Shares Issued and Outstanding .............................................................. 26 23,310
Net Asset Value per share ...................................................................
$ 12 .86
(a)
$ 11 .64
(a)
Institutional : Net Assets ........................................................................... $ 204,205 $ 41,700 $ 16,141
Shares Issued and Outstanding .............................................................. 13,859 3,249 1,379
Net Asset Value per share ...................................................................
$ 14 .73 $ 12 .83 $ 11 .71
R-1 : Net Assets .................................................................................... $ 447 $ 225 N/A
Shares Issued and Outstanding .............................................................. 31 18
Net Asset Value per share ...................................................................
$ 14 .37 $ 12 .65
R-3 : Net Assets .................................................................................... $ 9,360 $ 772 N/A
Shares Issued and Outstanding .............................................................. 645 61
Net Asset Value per share ...................................................................
$ 14 .52 $ 12 .71
R-4 : Net Assets .................................................................................... $ 2,517 $ 247 N/A
Shares Issued and Outstanding .............................................................. 173 19
Net Asset Value per share ...................................................................
$ 14 .57 $ 12 .75
R-5 : Net Assets .................................................................................... $ 6,777 $ 1,074 N/A
Shares Issued and Outstanding .............................................................. 464 84
Net Asset Value per share ...................................................................
$ 14 .61 $ 12 .78
R-6 : Net Assets .................................................................................... N/A N/A $ 36,979
Shares Issued and Outstanding .............................................................. 3,151
Net Asset Value per share ...................................................................
$ 11 .73
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 505,333 $ 826,419 $ 894,324
Assets
Investment in affiliated Funds--at value ........................................................... $ 540,211 $ 887,242 $ 982,118
Receivables:
Dividends and interest ....................................................................... 385 474 326
Expense reimbursement from Manager ..................................................... 1 – –
Expense reimbursement from Distributor ................................................... 3 6 5
Fund shares sold ............................................................................. 83 1,150 256
Investment securities sold ................................................................... 22 35 2,693
Prepaid transfer agent fees ........................................................................ 18 45 –
Total Assets   540,723 888,952 985,398
Liabilities
Accrued distribution fees .......................................................................... 44 81 76
Accrued transfer agent fees ....................................................................... 14 24 6
Accrued directors' expenses ....................................................................... 1 1 –
Accrued professional fees ......................................................................... 18 18 18
Accrued other expenses ........................................................................... 8 11 10
Payables:
Expense reimbursement to Manager ........................................................ – 2 –
Fund shares redeemed ....................................................................... 105 1,184 2,949
Investment securities purchased ............................................................ 385 473 326
Total Liabilities
575 1,794 3,385
Net Assets Applicable to Outstanding Shares ..................................................
$ 540,148 $ 887,158 $ 982,013
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 500,974 $ 819,160 $ 887,482
Total distributable earnings (accumulated loss) ...................................................
39,174 67,998 94,531
Total Net Assets
$ 540,148 $ 887,158 $ 982,013
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 341,998 $ 627,376 $ 599,229
Shares Issued and Outstanding .............................................................. 28,413 48,272 44,714
Net Asset Value per share ...................................................................
$ 12 .04
(a)
$ 13 .00
(a)
$ 13 .40
(a)
Institutional : Net Assets ........................................................................... $ 36,532 $ 59,042 $ 77,524
Shares Issued and Outstanding .............................................................. 3,015 4,517 5,740
Net Asset Value per share ...................................................................
$ 12 .12 $ 13 .07 $ 13 .51
R-6 : Net Assets .................................................................................... $ 161,618 $ 200,740 $ 305,260
Shares Issued and Outstanding .............................................................. 13,335 15,348 22,617
Net Asset Value per share ...................................................................
$ 12 .12 $ 13 .08 $ 13 .50
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 636,363 $ 674,690 $ 409,968
Assets
Investment in affiliated Funds--at value ........................................................... $ 714,280 $ 780,758 $ 482,796
Receivables:
Dividends and interest ....................................................................... 141 107 47
Expense reimbursement from Manager ..................................................... – 1 –
Expense reimbursement from Distributor ................................................... 3 4 2
Fund shares sold ............................................................................. 1,357 1,673 439
Investment securities sold ................................................................... 2,748 634 584
Total Assets   718,529 783,177 483,868
Liabilities
Accrued distribution fees .......................................................................... 50 53 27
Accrued transfer agent fees ....................................................................... 6 7 10
Accrued professional fees ......................................................................... 18 18 18
Accrued other expenses ........................................................................... 10 10 7
Payables:
Expense reimbursement to Manager ........................................................ 1 – –
Fund shares redeemed ....................................................................... 4,104 2,308 1,024
Investment securities purchased ............................................................ 141 108 47
Total Liabilities
4,330 2,504 1,133
Net Assets Applicable to Outstanding Shares ..................................................
$ 714,199 $ 780,673 $ 482,735
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 630,269 $ 666,748 $ 404,409
Total distributable earnings (accumulated loss) ...................................................
83,930 113,925 78,326
Total Net Assets
$ 714,199 $ 780,673 $ 482,735
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 382,526 $ 420,423 $ 212,485
Shares Issued and Outstanding .............................................................. 26,687 28,158 13,594
Net Asset Value per share ...................................................................
$ 14 .33
(a)
$ 14 .93
(a)
$ 15 .63
(a)
Institutional : Net Assets ........................................................................... $ 79,917 $ 75,455 $ 62,223
Shares Issued and Outstanding .............................................................. 5,534 5,011 3,953
Net Asset Value per share ...................................................................
$ 14 .44 $ 15 .06 $ 15 .74
R-6 : Net Assets .................................................................................... $ 251,756 $ 284,795 $ 208,027
Shares Issued and Outstanding .............................................................. 17,406 18,880 13,193
Net Asset Value per share ...................................................................
$ 14 .46 $ 15 .08 $ 15 .77
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 360,368 $ 229,813 $ 123,167
Assets
Investment in affiliated Funds--at value ........................................................... $ 431,545 $ 270,071 $ 143,166
Receivables:
Dividends and interest ....................................................................... 20 11 6
Expense reimbursement from Manager ..................................................... 1 2 5
Expense reimbursement from Distributor ................................................... 2 1 –
Fund shares sold ............................................................................. 214 175 160
Investment securities sold ................................................................... 1,413 690 251
Total Assets   433,195 270,950 143,588
Liabilities
Accrued distribution fees .......................................................................... 22 14 7
Accrued transfer agent fees ....................................................................... 9 13 13
Accrued directors' expenses ....................................................................... 1 – –
Accrued professional fees ......................................................................... 18 18 18
Accrued other expenses ........................................................................... 8 7 7
Payables:
Fund shares redeemed ....................................................................... 1,627 865 411
Investment securities purchased ............................................................ 20 11 6
Total Liabilities
1,705 928 462
Net Assets Applicable to Outstanding Shares ..................................................
$ 431,490 $ 270,022 $ 143,126
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 355,286 $ 226,702 $ 121,607
Total distributable earnings (accumulated loss) ...................................................
76,204 43,320 21,519
Total Net Assets
$ 431,490 $ 270,022 $ 143,126
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 173,862 $ 106,439 $ 58,029
Shares Issued and Outstanding .............................................................. 10,801 6,422 3,398
Net Asset Value per share ...................................................................
$ 16 .10
(a)
$ 16 .57
(a)
$ 17 .08
(a)
Institutional : Net Assets ........................................................................... $ 56,693 $ 37,805 $ 18,781
Shares Issued and Outstanding .............................................................. 3,500 2,262 1,085
Net Asset Value per share ...................................................................
$ 16 .20 $ 16 .71 $ 17 .30
R-6 : Net Assets .................................................................................... $ 200,935 $ 125,778 $ 66,316
Shares Issued and Outstanding .............................................................. 12,401 7,508 3,820
Net Asset Value per share ...................................................................
$ 16 .20 $ 16 .75 $ 17 .36
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income Fund
Investment in affiliated Funds--at cost ..........................................................
$ 41,572 $ 3,719 $ 158,036
Assets
Investment in affiliated Funds--at value ........................................................... $ 46,999 $ 4,107 $ 159,753
Receivables:
Dividends and interest ....................................................................... 2 – 137
Expense reimbursement from Manager ..................................................... 10 6 3
Expense reimbursement from Distributor ................................................... – – 1
Fund shares sold ............................................................................. 175 12 124
Investment securities sold ................................................................... – – 807
Prepaid transfer agent fees ........................................................................ – – 7
Total Assets   47,186 4,125 160,832
Liabilities
Accrued distribution fees .......................................................................... 3 – 13
Accrued transfer agent fees ....................................................................... 9 2 5
Accrued professional fees ......................................................................... 18 17 18
Accrued other expenses ........................................................................... 5 – 7
Payables:
Fund shares redeemed ....................................................................... 55 3 931
Investment securities purchased ............................................................ 122 9 136
Total Liabilities
212 31 1,110
Net Assets Applicable to Outstanding Shares ..................................................
$ 46,974 $ 4,094 $ 159,722
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 41,051 $ 3,669 $ 156,918
Total distributable earnings (accumulated loss) ...................................................
5,923 425 2,804
Total Net Assets
$ 46,974 $ 4,094 $ 159,722
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 250,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 20,034 $ 1,164 $ 111,227
Shares Issued and Outstanding .............................................................. 1,295 89 10,558
Net Asset Value per share ...................................................................
$ 15 .47
(a)
$ 13 .10
(a)
$ 10 .54
(a)
Institutional : Net Assets ........................................................................... $ 3,547 $ 263 $ 8,420
Shares Issued and Outstanding .............................................................. 225 20 794
Net Asset Value per share ...................................................................
$ 15 .74 $ 12 .99 $ 10 .60
R-6 : Net Assets .................................................................................... $ 23,393 $ 2,667 $ 40,075
Shares Issued and Outstanding .............................................................. 1,484 205 3,773
Net Asset Value per share ...................................................................
$ 15 .76 $ 13 .00 $ 10 .62
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income Fund
Real Estate Securities
Fund
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 5,044,303 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 785,274 $ 142,428 $ 3,635,498
Assets
Investment in securities--at value  ................................................................ $ – $ 6,471,118 $ –
Investment in affiliated Funds--at value ........................................................... 791,081 142,428 4,619,781
Receivables:
Dividends and interest ....................................................................... 1,512 2,365 3,527
Expense reimbursement from Manager ..................................................... 4 156 –
Expense reimbursement from Distributor ................................................... 2 1 13
Fund shares sold ............................................................................. 14 9,978 2,082
Investment securities sold ................................................................... 633 5,401 4,918
Total Assets   793,246 6,631,447 4,630,321
Liabilities
Accrued management and investment advisory fees .............................................. – 4,465 1,083
Accrued administrative service fees .............................................................. 3 3 2
Accrued distribution fees .......................................................................... 44 85 778
Accrued service fees .............................................................................. 10 26 13
Accrued transfer agent fees ....................................................................... 5 1,007 225
Accrued directors' expenses ....................................................................... 1 1 4
Accrued professional fees ......................................................................... 17 25 21
Accrued other expenses ........................................................................... 17 255 77
Payables:
Fund shares redeemed ....................................................................... 646 5,440 6,996
Investment securities purchased ............................................................ 1,512 3,680 3,425
Total Liabilities
2,255 14,987 12,624
Net Assets Applicable to Outstanding Shares ..................................................
$ 790,991 $ 6,616,460 $ 4,617,697
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 760,036 $ 5,115,848 $ 3,484,827
Total distributable earnings (accumulated loss) ...................................................
30,955 1,500,612 1,132,870
Total Net Assets
$ 790,991 $ 6,616,460 $ 4,617,697
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 925,000 1,775,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 37,093 $ 203,180 $ 2,156,725
Shares Issued and Outstanding .............................................................. 3,162 6,787 127,165
Net Asset Value per share ................................................................... $ 11 .73
(a)
$ 29 .94
(a)
$ 16 .96
(a)
Maximum Offering Price ....................................................................
$ 12 .19 $ 31 .68 $ 17 .95
Class C : Net Assets ................................................................................ N/A $ 16,854 $ 115,518
Shares Issued and Outstanding .............................................................. 575 6,998
Net Asset Value per share ...................................................................
$ 29 .32
(a)
$ 16 .51
(a)
Class J : Net Assets ................................................................................ $ 237,493 $ 138,374 $ 1,594,700
Shares Issued and Outstanding .............................................................. 20,596 4,797 98,812
Net Asset Value per share ...................................................................
$ 11 .53
(a)
$ 28 .84
(a)
$ 16 .14
(a)
Institutional : Net Assets ........................................................................... $ 468,789 $ 3,810,831 $ 688,003
Shares Issued and Outstanding .............................................................. 40,333 127,216 41,522
Net Asset Value per share ...................................................................
$ 11 .62 $ 29 .96 $ 16 .57
R-1 : Net Assets .................................................................................... $ 4,524 $ 2,073 $ 2,020
Shares Issued and Outstanding .............................................................. 390 70 122
Net Asset Value per share ...................................................................
$ 11 .61 $ 29 .51 $ 16 .50
R-3 : Net Assets .................................................................................... $ 17,650 $ 29,609 $ 23,739
Shares Issued and Outstanding .............................................................. 1,538 1,020 1,441
Net Asset Value per share ...................................................................
$ 11 .48 $ 29 .02 $ 16 .48
R-4 : Net Assets .................................................................................... $ 7,442 $ 11,816 $ 11,603
Shares Issued and Outstanding .............................................................. 646 413 701
Net Asset Value per share ...................................................................
$ 11 .52 $ 28 .63 $ 16 .55
R-5 : Net Assets .................................................................................... $ 18,000 $ 76,319 $ 25,389
Shares Issued and Outstanding .............................................................. 1,550 2,660 1,535
Net Asset Value per share ...................................................................
$ 11 .61 $ 28 .69 $ 16 .54
R-6 : Net Assets .................................................................................... N/A $ 2,327,404 N/A
Shares Issued and Outstanding .............................................................. 77,731
Net Asset Value per share ...................................................................
$ 29 .94
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 1,611,764 $ 2,306,656 $ 2,206,663
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,859,485 $ 3,217,044 $ 2,353,115
Receivables:
Dividends and interest ....................................................................... 2,226 1,075 3,268
Expense reimbursement from Distributor ................................................... 8 8 10
Fund shares sold ............................................................................. 1,254 1,800 4,541
Investment securities sold ................................................................... – 880 828
Total Assets   1,862,973 3,220,807 2,361,762
Liabilities
Accrued management and investment advisory fees .............................................. 434 755 550
Accrued administrative service fees .............................................................. 1 1 1
Accrued distribution fees .......................................................................... 284 569 410
Accrued service fees .............................................................................. 9 9 6
Accrued transfer agent fees ....................................................................... 42 166 61
Accrued directors' expenses ....................................................................... 1 2 –
Accrued professional fees ......................................................................... 19 19 19
Accrued other expenses ........................................................................... 50 51 35
Payables:
Dividends payable ........................................................................... – – 3,564
Fund shares redeemed ....................................................................... 925 2,671 1,773
Investment securities purchased ............................................................ 2,365 990 3,207
Total Liabilities
4,130 5,233 9,626
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,858,843 $ 3,215,574 $ 2,352,136
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,617,630 $ 2,146,959 $ 2,289,066
Total distributable earnings (accumulated loss) ...................................................
241,213 1,068,615 63,070
Total Net Assets
$ 1,858,843 $ 3,215,574 $ 2,352,136
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,700,000 1,675,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 525,205 $ 1,739,501 $ 918,982
Shares Issued and Outstanding .............................................................. 41,830 85,695 75,539
Net Asset Value per share ................................................................... $ 12 .56
(a)
$ 20 .30
(a)
$ 12 .17
(a)
Maximum Offering Price ....................................................................
$ 13 .29 $ 21 .48 $ 12 .64
Class C : Net Assets ................................................................................ $ 38,812 $ 86,958 $ 71,603
Shares Issued and Outstanding .............................................................. 3,130 4,795 5,955
Net Asset Value per share ...................................................................
$ 12 .40
(a)
$ 18 .14
(a)
$ 12 .02
(a)
Class J : Net Assets ................................................................................ $ 1,040,737 $ 889,283 $ 1,151,699
Shares Issued and Outstanding .............................................................. 84,367 46,256 95,713
Net Asset Value per share ...................................................................
$ 12 .34
(a)
$ 19 .23
(a)
$ 12 .03
(a)
Institutional : Net Assets ........................................................................... $ 212,509 $ 455,578 $ 180,539
Shares Issued and Outstanding .............................................................. 17,148 23,178 14,900
Net Asset Value per share ...................................................................
$ 12 .39 $ 19 .66 $ 12 .12
R-1 : Net Assets .................................................................................... $ 1,469 $ 647 $ 1,170
Shares Issued and Outstanding .............................................................. 119 34 97
Net Asset Value per share ...................................................................
$ 12 .34 $ 19 .20 $ 12 .05
R-3 : Net Assets .................................................................................... $ 11,594 $ 9,881 $ 3,170
Shares Issued and Outstanding .............................................................. 938 515 262
Net Asset Value per share ...................................................................
$ 12 .36 $ 19 .19 $ 12 .09
R-4 : Net Assets .................................................................................... $ 10,352 $ 5,175 $ 4,124
Shares Issued and Outstanding .............................................................. 836 264 341
Net Asset Value per share ...................................................................
$ 12 .39 $ 19 .58 $ 12 .10
R-5 : Net Assets .................................................................................... $ 18,165 $ 28,551 $ 20,849
Shares Issued and Outstanding .............................................................. 1,467 1,468 1,725
Net Asset Value per share ...................................................................
$ 12 .38 $ 19 .45 $ 12 .09
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Fund SmallCap Fund
Investment in securities--at cost ................................................................
$ – $ 3,193,299 $ 2,051,539
Investment in affiliated Funds--at cost ..........................................................
$ 1,578,489 $ 171,923 $ 18,986
Assets
Investment in securities--at value  ................................................................ $ – $ 3,151,903
(a)
$ 2,271,063
(a)
Investment in affiliated Funds--at value ........................................................... 2,268,173 171,923 18,986
Cash ............................................................................................... – 124 –
Deposits with counterparty ........................................................................ – 2,593 –
Receivables:
Dividends and interest ....................................................................... 61 19,296 750
Expense reimbursement from Manager ..................................................... – – 136
Expense reimbursement from Distributor ................................................... 4 1 1
Fund shares sold ............................................................................. 381 11,944 806
Investment securities sold ................................................................... 2,068 – 4,196
Other assets ........................................................................................ – – 1
Total Assets   2,270,687 3,357,784 2,295,939
Liabilities
Accrued management and investment advisory fees .............................................. 534 1,017 1,423
Accrued administrative service fees .............................................................. 1 1 2
Accrued distribution fees .......................................................................... 410 69 88
Accrued service fees .............................................................................. 9 5 20
Accrued transfer agent fees ....................................................................... 147 222 266
Accrued directors' expenses ....................................................................... 2 2 –
Accrued professional fees ......................................................................... 19 38 25
Accrued other expenses ........................................................................... 39 58 120
Payables:
Dividends payable ........................................................................... – 10,341 –
Fund shares redeemed ....................................................................... 2,442 3,471 1,453
Investment securities purchased ............................................................ – 13,343 10,325
Variation margin on futures ................................................................. – 281 –
Collateral obligation on securities loaned, at value ............................................... – 362 2,005
Total Liabilities
3,603 29,210 15,727
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,267,084 $ 3,328,574 $ 2,280,212
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,470,891 $ 3,422,103 $ 2,029,565
Total distributable earnings (accumulated loss) ...................................................
796,193 (93,529) 250,647
Total Net Assets
$ 2,267,084 $ 3,328,574 $ 2,280,212

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Fund SmallCap Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,875,000 1,220,000 700,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 1,305,661 $ 315,310 $ 263,797
Shares Issued and Outstanding .............................................................. 55,312 26,296 10,166
Net Asset Value per share ................................................................... $ 23.61
(b)
$ 11.99
(b)
$ 25.95
(b)
Maximum Offering Price ....................................................................
$ 24.98 $ 12.27 $ 27.46
Class C: Net Assets ................................................................................ $ 70,160 $ 15,263 N/A
Shares Issued and Outstanding .............................................................. 3,469 1,273
Net Asset Value per share ...................................................................
$ 20.22
(b)
$ 11.99
(b)
Class J: Net Assets ................................................................................ $ 493,983 $ 109,830 $ 192,105
Shares Issued and Outstanding .............................................................. 22,076 9,168 7,841
Net Asset Value per share ...................................................................
$ 22.38
(b)
$ 11.98
(b)
$ 24.50
(b)
Institutional: Net Assets ........................................................................... $ 356,421 $ 2,865,011 $ 745,771
Shares Issued and Outstanding .............................................................. 15,631 239,122 25,894
Net Asset Value per share ...................................................................
$ 22.80 $ 11.98 $ 28.80
R-1: Net Assets .................................................................................... $ 530 $ 442 $ 1,254
Shares Issued and Outstanding .............................................................. 23 37 54
Net Asset Value per share ...................................................................
$ 22.57 $ 11.98 $ 23.44
R-3: Net Assets .................................................................................... $ 7,327 $ 9,050 $ 15,484
Shares Issued and Outstanding .............................................................. 329 755 603
Net Asset Value per share ...................................................................
$ 22.27 $ 11.99 $ 25.67
R-4: Net Assets .................................................................................... $ 4,857 $ 5,759 $ 30,197
Shares Issued and Outstanding .............................................................. 215 481 1,105
Net Asset Value per share ...................................................................
$ 22.63 $ 11.98 $ 27.34
R-5: Net Assets .................................................................................... $ 28,145 $ 7,909 $ 44,708
Shares Issued and Outstanding .............................................................. 1,255 659 1,579
Net Asset Value per share ...................................................................
$ 22.43 $ 11.99 $ 28.32
R-6: Net Assets .................................................................................... N/A N/A $ 986,896
Shares Issued and Outstanding .............................................................. 34,222
Net Asset Value per share ...................................................................
$ 28.84
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II
Investment in securities--at cost ................................................................
$ 1,706,124 $ 933,159 $ 1,007,231
Investment in affiliated Funds--at cost ..........................................................
$ 82,817 $ 22,194 $ 26,059
Assets
Investment in securities--at value  ................................................................ $ 2,087,048
(a)
$ 1,197,811
(a)
$ 1,098,738
(a)
Investment in affiliated Funds--at value ........................................................... 82,817 22,194 26,059
Cash ............................................................................................... – – 2
Deposits with counterparty ........................................................................ 319 1,664 319
Receivables:
Dividends and interest ....................................................................... 467 494 776
Expense reimbursement from Manager ..................................................... 70 4 54
Expense reimbursement from Distributor ................................................... 1 2 –
Fund shares sold ............................................................................. 420 257 378
Investment securities sold ................................................................... 2,310 – 144
Total Assets   2,173,452 1,222,426 1,126,470
Liabilities
Accrued management and investment advisory fees .............................................. 1,569 158 911
Accrued administrative service fees .............................................................. 2 7 1
Accrued distribution fees .......................................................................... 14 42 5
Accrued service fees .............................................................................. 11 41 3
Accrued transfer agent fees ....................................................................... 70 63 110
Accrued directors' expenses ....................................................................... 1 1 –
Accrued professional fees ......................................................................... 23 22 24
Accrued other expenses ........................................................................... 91 28 56
Cash overdraft ..................................................................................... 3 – –
Payables:
Fund shares redeemed ....................................................................... 5,293 1,655 935
Investment securities purchased ............................................................ 2,192 – 733
Variation margin on futures ................................................................. 80 422 81
Collateral obligation on securities loaned, at value ............................................... 39,551 2,912 4,931
Total Liabilities
48,900 5,351 7,790
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,124,552 $ 1,217,075 $ 1,118,680
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,637,216 $ 863,769 $ 937,162
Total distributable earnings (accumulated loss) ...................................................
487,336 353,306 181,518
Total Net Assets
$ 2,124,552 $ 1,217,075 $ 1,118,680
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 870,000 425,000 700,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 69,270 $ 183,530 $ 23,814
Shares Issued and Outstanding .............................................................. 7,456 7,279 1,975
Net Asset Value per share ...................................................................
$ 9 .29
(b)
$ 25 .21
(b)
$ 12 .06
(b)
Institutional : Net Assets ........................................................................... $ 114,047 $ 222,349 $ 171,914
Shares Issued and Outstanding .............................................................. 7,243 8,084 13,627
Net Asset Value per share ...................................................................
$ 15 .75 $ 27 .51 $ 12 .62
R-1 : Net Assets .................................................................................... $ 1,489 $ 5,516 $ 618
Shares Issued and Outstanding .............................................................. 140 206 58
Net Asset Value per share ...................................................................
$ 10 .61 $ 26 .76 $ 10 .62
R-3 : Net Assets .................................................................................... $ 15,205 $ 66,441 $ 5,036
Shares Issued and Outstanding .............................................................. 1,321 2,352 429
Net Asset Value per share ...................................................................
$ 11 .51 $ 28 .25 $ 11 .75
R-4 : Net Assets .................................................................................... $ 8,566 $ 26,473 $ 3,599
Shares Issued and Outstanding .............................................................. 662 921 299
Net Asset Value per share ...................................................................
$ 12 .95 $ 28 .76 $ 12 .05
R-5 : Net Assets .................................................................................... $ 23,968 $ 88,918 $ 6,507
Shares Issued and Outstanding .............................................................. 1,705 3,067 530
Net Asset Value per share ...................................................................
$ 14 .06 $ 28 .99 $ 12 .28
R-6 : Net Assets .................................................................................... $ 1,892,007 $ 623,848 $ 907,192
Shares Issued and Outstanding .............................................................. 119,654 22,691 71,926
Net Asset Value per share ...................................................................
$ 15 .81 $ 27 .49 $ 12 .61
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts Tax-Exempt Bond Fund
Investment in securities--at cost ............................................................................................................................
$ 588,327
Assets
Investment in securities--at value  ............................................................................................................................ $ 584,551
Cash ........................................................................................................................................................... 411
Receivables:
Dividends and interest ................................................................................................................................... 8,780
Expense reimbursement from Manager ................................................................................................................. 19
Fund shares sold ......................................................................................................................................... 2,141
Investment securities sold ............................................................................................................................... 816
Other assets .................................................................................................................................................... 9
Total Assets   596,727
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 192
Accrued distribution fees ...................................................................................................................................... 68
Accrued transfer agent fees ................................................................................................................................... 91
Accrued professional fees ..................................................................................................................................... 44
Accrued other expenses ....................................................................................................................................... 22
Payables:
Dividends payable ....................................................................................................................................... 1,774
Fund shares redeemed ................................................................................................................................... 614
Interest expense and fees payable ....................................................................................................................... 257
Investment securities purchased ........................................................................................................................ 1,735
Floating rate notes issued .....................................................................................................................................
24,507
Total Liabilities
29,304
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 567,423
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 638,849
Total distributable earnings (accumulated loss) ...............................................................................................................
(71,426)
Total Net Assets
$ 567,423
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 450,000
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 257,775
Shares Issued and Outstanding .......................................................................................................................... 38,393
Net Asset Value per share ............................................................................................................................... $ 6 .71
(a)
Maximum Offering Price ................................................................................................................................
$ 6 .97
Class C : Net Assets ............................................................................................................................................ $ 14,303
Shares Issued and Outstanding .......................................................................................................................... 2,122
Net Asset Value per share ...............................................................................................................................
$ 6 .74
(a)
Institutional : Net Assets ....................................................................................................................................... $ 295,345
Shares Issued and Outstanding .......................................................................................................................... 43,927
Net Asset Value per share ...............................................................................................................................
$ 6 .72
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
Core Plus Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 5,757 $ 648
Dividends ............................................................................................... 1 – 222
Withholding tax ........................................................................................ – – (3)
Interest .................................................................................................. 23,675 382,558 25,548
Securities lending - net .................................................................................
– 142 54
Total Income 23,676 388,457 26,469
Expenses:
Management and investment advisory fees ............................................................ 2,416 35,635 2,448
Distribution f ees - Class A ............................................................................. 791 520 167
Distribution f ees - Class C ............................................................................. 206 N/A N/A
Distribution f ees - Class J .............................................................................. N/A 125 146
Distribution f ees - R-1 ................................................................................. N/A 22 12
Distribution f ees - R-3 ................................................................................. N/A 24 38
Distribution f ees - R-4 ................................................................................. N/A 4 4
Administrative service fees - R-1 ...................................................................... N/A 17 9
Administrative service fees - R-3 ...................................................................... N/A 7 11
Administrative service fees - R-4 ...................................................................... N/A 1 1
Administrative service fees - R-5 ...................................................................... N/A 2 4
Registration fees - Class A ............................................................................. 21 23 18
Registration fees - Class C ............................................................................. 19 N/A N/A
Registration fees - Class J .............................................................................. N/A 16 15
Registration fees - Institutional ........................................................................ 16 34 28
Registration fees - R-6 ................................................................................. N/A 30 N/A
Service fees - R-1 ...................................................................................... N/A 16 8
Service fees - R-3 ...................................................................................... N/A 24 38
Service fees - R-4 ...................................................................................... N/A 9 9
Service fees - R-5 ...................................................................................... N/A 46 98
Shareholder reports - Class A .......................................................................... 4 17 10
Shareholder reports - Class C .......................................................................... 1 N/A N/A
Shareholder reports - Class J ........................................................................... N/A 2 11
Shareholder reports - Institutional ..................................................................... 5 62 24
Shareholder reports - R-6 .............................................................................. N/A 23 N/A
Transfer agent fees - Class A ........................................................................... 120 211 123
Transfer agent fees - Class C ........................................................................... 7 N/A N/A
Transfer agent fees - Class J ........................................................................... N/A 42 184
Transfer agent fees - Institutional ...................................................................... 202 756 428
Transfer agent fees - R-6 ............................................................................... N/A 135 N/A
Chief compliance officer expenses ..................................................................... – 6 –
Custodian fees .......................................................................................... 1 69 13
Directors' expenses ..................................................................................... 17 221 16
Interest expense and fees ............................................................................... 949 – –
Professional fees ....................................................................................... 47 52 56
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 16 115 11
Total Gross Expenses 4,839 38,267 3,931
Less: Reimbursement from Manager - Class A ........................................................ – – 73
Less: Reimbursement from Manager - Institutional ................................................... 83 138 271
Less: Reimbursement from Distributor - Class J ...................................................... N/A 14 16
Total Net Expenses 4,756 38,115 3,571
Net Investment Income (Loss) 18,920 350,342 22,898
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (4,887) (22,422) (14,777)
Futures contracts ....................................................................................... – – 4,065
Swap agreements ....................................................................................... – – (2,081)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 38,775 753,163 51,423
Futures contracts ....................................................................................... – (6,172) (2,838)
Swap agreements ....................................................................................... – – (227)
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 33,888 724,569 35,565
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 52,808 $ 1,074,911 $ 58,463

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,395 $ 3,552 $ 8,162
Dividends ............................................................................................... 16,653 144,499 217,883
Withholding tax ........................................................................................ (204) (9,053) (3,933)
Interest .................................................................................................. 171,298 114 99
Securities lending - net .................................................................................
440 119 481
IRS closing agreement fees related to foreign tax reclaims ............................................
– 2,067 –
Total Income 191,582 141,298 222,692
Expenses:
Management and investment advisory fees ............................................................ 17,604 40,406 44,128
Distribution f ees - Class A ............................................................................. 2,547 562 3,096
Distribution f ees - Class C ............................................................................. 1,533 N/A 773
Distribution f ees - Class J .............................................................................. N/A 230 124
Distribution f ees - R-1 ................................................................................. N/A 7 4
Distribution f ees - R-3 ................................................................................. N/A 27 72
Distribution f ees - R-4 ................................................................................. N/A 6 27
Administrative service fees - R-1 ...................................................................... N/A 6 3
Administrative service fees - R-3 ...................................................................... N/A 8 20
Administrative service fees - R-4 ...................................................................... N/A 2 8
Administrative service fees - R-5 ...................................................................... N/A 2 13
Registration fees - Class A ............................................................................. 25 16 23
Registration fees - Class C ............................................................................. 18 N/A 18
Registration fees - Class J .............................................................................. N/A 16 15
Registration fees - Institutional ........................................................................ 33 19 41
Registration fees - R-6 ................................................................................. 19 20 N/A
Service fees - R-1 ...................................................................................... N/A 5 3
Service fees - R-3 ...................................................................................... N/A 27 72
Service fees - R-4 ...................................................................................... N/A 15 66
Service fees - R-5 ...................................................................................... N/A 49 336
Shareholder reports - Class A .......................................................................... 121 36 78
Shareholder reports - Class C .......................................................................... 25 N/A 5
Shareholder reports - Class J ........................................................................... N/A 13 2
Shareholder reports - Institutional ..................................................................... 173 62 79
Shareholder reports - R-6 .............................................................................. 17 23 N/A
Transfer agent fees - Class A ........................................................................... 878 351 1,089
Transfer agent fees - Class C ........................................................................... 109 N/A 60
Transfer agent fees - Class J ........................................................................... N/A 213 59
Transfer agent fees - Institutional ...................................................................... 1,238 298 2,057
Transfer agent fees - R-6 ............................................................................... 10 120 N/A
Chief compliance officer expenses ..................................................................... 2 3 5
Custodian fees .......................................................................................... 110 417 189
Directors' expenses ..................................................................................... 60 117 187
Professional fees ....................................................................................... 62 169 71
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 194 477 100
Total Gross Expenses 24,779 43,723 52,824
Less: Reimbursement from Manager - Institutional ................................................... 1,223 67 1,335
Less: Reimbursement from Manager - R-6 ............................................................ 35 – N/A
Less: Reimbursement from Distributor - Class J ...................................................... N/A 25 13
Total Net Expenses 23,521 43,631 51,476
Net Investment Income (Loss) 168,061 97,667 171,216

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (4,703) and $ 0 , respectively) .................. (77,917) 285,357 820,435
Foreign currency contracts ............................................................................. (1,654) – –
Foreign currency transactions .......................................................................... 635 (2,024) –
Futures contracts ....................................................................................... 83 – –
Options and swaptions ................................................................................. 29 – –
Capital gain distributions received from other investment companies ................................ 2 – –
Short sales .............................................................................................. (183) – –
Swap agreements ....................................................................................... (219) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 2,149 and $ 0 , respectively) ................................. 245,678 618,254 1,496,312
Foreign currency contracts ............................................................................. 251 – –
Futures contracts ....................................................................................... (1,006) – –
Options and swaptions ................................................................................. 29 – –
Short sales .............................................................................................. 188 – –
Swap agreements ....................................................................................... 339 – –
Translation of assets and liabilities in foreign currencies .............................................. 75 (9) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 166,330 901,578 2,316,747
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 334,391 $ 999,245 $ 2,487,963

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,028 $ 625 $ 569
Dividends ............................................................................................... – 8,225 64,079
Withholding tax ........................................................................................ (391) (802) (3,139)
Interest .................................................................................................. 48,078 9 3
Securities lending - net .................................................................................
12 3 14
Total Income 49,727 8,060 61,526
Expenses:
Management and investment advisory fees ............................................................ 4,127 4,058 16,380
Distribution f ees - Class A ............................................................................. N/A 171 145
Distribution f ees - Class J .............................................................................. N/A 108 N/A
Distribution f ees - R-1 ................................................................................. N/A 4 N/A
Distribution f ees - R-3 ................................................................................. N/A 11 2
Distribution f ees - R-4 ................................................................................. N/A 2 1
Administrative service fees - R-1 ...................................................................... N/A 4 N/A
Administrative service fees - R-3 ...................................................................... N/A 3 1
Administrative service fees - R-4 ...................................................................... N/A 1 –
Administrative service fees - R-5 ...................................................................... N/A – 1
Registration fees - Class A ............................................................................. N/A 14 17
Registration fees - Class J .............................................................................. N/A 14 N/A
Registration fees - Institutional ........................................................................ 40 18 27
Registration fees - R-6 ................................................................................. N/A 15 16
Service fees - R-1 ...................................................................................... N/A 3 N/A
Service fees - R-3 ...................................................................................... N/A 11 2
Service fees - R-4 ...................................................................................... N/A 5 2
Service fees - R-5 ...................................................................................... N/A 9 20
Shareholder reports - Class A .......................................................................... N/A 10 8
Shareholder reports - Class J ........................................................................... N/A 6 N/A
Shareholder reports - Institutional ..................................................................... 60 11 108
Shareholder reports - R-6 .............................................................................. N/A 22 23
Transfer agent fees - Class A ........................................................................... N/A 149 84
Transfer agent fees - Class J ........................................................................... N/A 155 N/A
Transfer agent fees - Institutional ...................................................................... 311 59 1,210
Transfer agent fees - R-6 ............................................................................... N/A 106 55
Chief compliance officer expenses ..................................................................... – – 1
Custodian fees .......................................................................................... 119 109 50
Directors' expenses ..................................................................................... 14 11 41
Professional fees ....................................................................................... 53 63 44
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 8 19 139
Total Gross Expenses 4,733 5,172 18,378
Less: Reimbursement from Manager - Class A ........................................................ N/A 71 –
Less: Reimbursement from Manager - Class J ......................................................... N/A 91 N/A
Less: Reimbursement from Manager - Institutional ................................................... 46 71 714
Less: Reimbursement from Manager - R-6 ............................................................ N/A 92 –
Less: Reimbursement from Distributor - Class J ...................................................... N/A 12 N/A
Total Net Expenses 4,687 4,835 17,664
Net Investment Income (Loss) 45,040 3,225 43,862
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (939) and $ 0 , respectively) .................... 20,335 2,449 36,493
Foreign currency contracts ............................................................................. (4,501) – –
Foreign currency transactions .......................................................................... 796 (1,546) (34)
Futures contracts ....................................................................................... 4,898 – –
Swap agreements ....................................................................................... (1,253) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 917 and $ 0 , respectively) ................................... 13,491 (2,136) 384,883
Foreign currency contracts ............................................................................. 899 – –
Futures contracts ....................................................................................... (450) – –
Swap agreements ....................................................................................... (580) – –
Translation of assets and liabilities in foreign currencies .............................................. (103) (55) 35
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 33,532 (1,288) 421,377
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 78,572 $ 1,937 $ 465,239

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 559 $ – $ 4,641
Dividends ............................................................................................... 13 11,033 142
Interest .................................................................................................. 22,999 157,344 238,963
Securities lending - net .................................................................................
3 – 1,429
Total Income 23,574 168,377 245,175
Expenses:
Management and investment advisory fees ............................................................ 3,247 4,755 19,721
Distribution f ees - Class A ............................................................................. 222 N/A N/A
Distribution f ees - Class J .............................................................................. 104 N/A N/A
Distribution f ees - R-1 ................................................................................. 2 N/A N/A
Distribution f ees - R-3 ................................................................................. 8 N/A N/A
Distribution f ees - R-4 ................................................................................. 2 N/A N/A
Administrative service fees - R-1 ...................................................................... 1 N/A N/A
Administrative service fees - R-3 ...................................................................... 2 N/A N/A
Administrative service fees - R-4 ...................................................................... 1 N/A N/A
Administrative service fees - R-5 ...................................................................... 1 N/A N/A
Registration fees - Class A ............................................................................. 21 N/A N/A
Registration fees - Class J .............................................................................. 14 N/A N/A
Registration fees - Institutional ........................................................................ 23 3 26
Registration fees - R-6 ................................................................................. N/A 28 N/A
Service fees - R-1 ...................................................................................... 1 N/A N/A
Service fees - R-3 ...................................................................................... 8 N/A N/A
Service fees - R-4 ...................................................................................... 4 N/A N/A
Service fees - R-5 ...................................................................................... 17 N/A N/A
Shareholder reports - Class A .......................................................................... 14 N/A N/A
Shareholder reports - Class J ........................................................................... 5 N/A N/A
Shareholder reports - Institutional ..................................................................... 25 – 1
Shareholder reports - R-6 .............................................................................. N/A 1 N/A
Transfer agent fees - Class A ........................................................................... 196 N/A N/A
Transfer agent fees - Class J ........................................................................... 119 N/A N/A
Transfer agent fees - Institutional ...................................................................... 288 137 58
Transfer agent fees - R-6 ............................................................................... N/A 13 N/A
Chief compliance officer expenses ..................................................................... – 2 2
Custodian fees .......................................................................................... 13 60 30
Directors' expenses ..................................................................................... 18 64 72
Professional fees ....................................................................................... 51 36 57
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 9 31 57
Total Gross Expenses 4,417 5,131 20,025
Less: Reimbursement from Manager .................................................................. – 286 486
Less: Reimbursement from Manager - Institutional ................................................... 199 22 –
Less: Reimbursement from Manager - R-3 ............................................................ 3 N/A N/A
Less: Reimbursement from Manager - R-4 ............................................................ 2 N/A N/A
Less: Reimbursement from Manager - R-5 ............................................................ 6 N/A N/A
Less: Reimbursement from Manager - R-6 ............................................................ N/A 220 N/A
Less: Reimbursement from Distributor - Class J ...................................................... 11 N/A N/A
Total Net Expenses 4,196 4,603 19,539
Net Investment Income (Loss) 19,378 163,774 225,636
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (11,774) – (47,590)
Foreign currency contracts ............................................................................. – – (161)
Foreign currency transactions .......................................................................... – – 4
Futures contracts ....................................................................................... (515) – 1,168
Swap agreements ....................................................................................... – – 1,193
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 57,325 – 301,828
Foreign currency contracts ............................................................................. – – (84)
Futures contracts ....................................................................................... 3,223 – (175)
Swap agreements ....................................................................................... – – (35)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 48,259 – 256,148
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 67,637 $ 163,774 $ 481,784

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund
International Equity
Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 4,361 $ 394 $ 113
Dividends ............................................................................................... 274 – 9,037
Withholding tax ........................................................................................ – – (747)
Interest .................................................................................................. 197,596 69,913 7
Securities lending - net .................................................................................
437 11 16
IRS closing agreement fees related to foreign tax reclaims ............................................
– – 20
Total Income 202,668 70,318 8,446
Expenses:
Management and investment advisory fees ............................................................ 14,568 6,496 1,879
Distribution fees - Class A ............................................................................. 1,050 N/A N/A
Distribution fees - Class C ............................................................................. 279 N/A N/A
Distribution fees - Class J .............................................................................. N/A 19 N/A
Distribution fees - R-1 ................................................................................. N/A 2 5
Distribution fees - R-3 ................................................................................. N/A 12 3
Distribution fees - R-4 ................................................................................. N/A 2 –
Administrative service fees - R-1 ...................................................................... N/A 2 4
Administrative service fees - R-3 ...................................................................... N/A 3 1
Registration fees - Class A ............................................................................. 35 N/A N/A
Registration fees - Class C ............................................................................. 19 N/A N/A
Registration fees - Class J .............................................................................. N/A 15 N/A
Registration fees - Institutional ........................................................................ 33 18 16
Registration fees - R-6 ................................................................................. 20 N/A 16
Service fees - R-1 ...................................................................................... N/A 2 3
Service fees - R-3 ...................................................................................... N/A 12 3
Service fees - R-4 ...................................................................................... N/A 4 1
Service fees - R-5 ...................................................................................... N/A 5 6
Shareholder reports - Class A .......................................................................... 41 N/A N/A
Shareholder reports - Class C .......................................................................... 3 N/A N/A
Shareholder reports - Institutional ..................................................................... 105 35 8
Shareholder reports - R-6 .............................................................................. 20 N/A 21
Transfer agent fees - Class A ........................................................................... 507 N/A N/A
Transfer agent fees - Class C ........................................................................... 23 N/A N/A
Transfer agent fees - Class J ........................................................................... N/A 10 N/A
Transfer agent fees - Institutional ...................................................................... 1,365 68 72
Transfer agent fees - R-6 ............................................................................... 59 N/A 57
Chief compliance officer expenses ..................................................................... 2 1 –
Custodian fees .......................................................................................... 19 30 48
Directors' expenses ..................................................................................... 61 38 9
Professional fees ....................................................................................... 56 52 73
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 44 22 57
Total Gross Expenses 18,310 6,849 2,283
Less: Reimbursement from Manager - Institutional ................................................... 279 – 31
Less: Reimbursement from Manager - R-6 ............................................................ – N/A 101
Less: Reimbursement from Distributor - Class J ...................................................... N/A 2 N/A
Total Net Expenses 18,031 6,847 2,151
Net Investment Income (Loss) 184,637 63,471 6,295

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund
International Equity
Fund
(a)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of  $0, $0 and $(561), respectively) .................... (28,846) (52,589) 58,919
Foreign currency contracts ............................................................................. 256 (807) –
Foreign currency transactions .......................................................................... (258) 104 (457)
Futures contracts ....................................................................................... – 766 –
Options and swaptions ................................................................................. – 2,048 –
Short sales .............................................................................................. – 144 –
Swap agreements ....................................................................................... – (1,615) –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $0, $0 and $51, respectively) .................................... 203,468 119,584 2,741
Foreign currency contracts ............................................................................. (39) 1,573 –
Futures contracts ....................................................................................... – 8 –
Options and swaptions ................................................................................. – (331) –
Swap agreements ....................................................................................... – (751) –
Translation of assets and liabilities in foreign currencies .............................................. 263 (26) (19)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 174,844 68,108 61,184
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 359,481 $ 131,579 $ 67,479
(a)
Effective July 31, 2024, International Fund I changed its name to International Equity Fund.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 11,099 $ 8,914 $ 4,035
Dividends ............................................................................................... 58,834 106,805 72,238
Withholding tax ........................................................................................ (308) (27) (587)
Interest .................................................................................................. 190 481 91
Securities lending - net .................................................................................
512 1 251
Total Income 70,327 116,174 76,028
Expenses:
Management and investment advisory fees ............................................................ 63,220 7,300 25,161
Distribution f ees - Class A ............................................................................. 1,284 1,122 N/A
Distribution f ees - Class J .............................................................................. 599 1,689 128
Distribution f ees - R-1 ................................................................................. 38 51 13
Distribution f ees - R-3 ................................................................................. 186 402 17
Distribution f ees - R-4 ................................................................................. 49 129 1
Administrative service fees - R-1 ...................................................................... 30 41 11
Administrative service fees - R-3 ...................................................................... 52 113 5
Administrative service fees - R-4 ...................................................................... 15 39 –
Administrative service fees - R-5 ...................................................................... 15 28 1
Registration fees - Class A ............................................................................. 17 28 N/A
Registration fees - Class J .............................................................................. 33 34 14
Registration fees - Institutional ........................................................................ 20 53 23
Registration fees - R-6 ................................................................................. 22 N/A N/A
Service fees - R-1 ...................................................................................... 27 36 10
Service fees - R-3 ...................................................................................... 186 402 17
Service fees - R-4 ...................................................................................... 122 322 3
Service fees - R-5 ...................................................................................... 368 705 15
Shareholder reports - Class A .......................................................................... 38 38 N/A
Shareholder reports - Class J ........................................................................... 5 16 3
Shareholder reports - Institutional ..................................................................... 22 38 24
Shareholder reports - R-6 .............................................................................. 5 N/A N/A
Transfer agent fees - Class A ........................................................................... 454 535 N/A
Transfer agent fees - Class J ........................................................................... 150 317 68
Transfer agent fees - Institutional ...................................................................... 998 462 330
Transfer agent fees - R-6 ............................................................................... 27 N/A N/A
Chief compliance officer expenses ..................................................................... 6 4 2
Custodian fees .......................................................................................... 80 47 31
Directors' expenses ..................................................................................... 226 159 72
Professional fees ....................................................................................... 59 32 27
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 129 153 83
Total Gross Expenses 68,483 14,296 26,060
Less: Reimbursement from Manager .................................................................. 1,689 – 2,209
Less: Reimbursement from Distributor - Class J ...................................................... 65 184 14
Total Net Expenses 66,729 14,112 23,837
Net Investment Income (Loss) 3,598 102,062 52,191
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 2,985,213 104,401 246,337
Futures contracts ....................................................................................... 14,078 36,115 3,028
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 589,837 2,056,836 500,519
Futures contracts ....................................................................................... (468) 8,601 (140)
Net Realized and Unrealized Gain (Loss) on investments and futures 3,588,660 2,205,953 749,744
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,592,258 $ 2,308,015 $ 801,935

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands MidCap Fund
MidCap Growth
Fund
MidCap Growth
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,273 $ 279 $ 1,127
Dividends ............................................................................................... 263,826 997 6,448
Withholding tax ........................................................................................ (5,528) – (34)
Interest .................................................................................................. 21 4 26
Securities lending - net .................................................................................
72 – 10
Total Income 259,664 1,280 7,577
Expenses:
Management and investment advisory fees ............................................................ 136,570 1,399 8,398
Distribution f ees - Class A ............................................................................. 4,640 N/A N/A
Distribution f ees - Class C ............................................................................. 343 N/A N/A
Distribution f ees - Class J .............................................................................. 542 118 64
Distribution f ees - R-1 ................................................................................. 355 3 4
Distribution f ees - R-3 ................................................................................. 124 44 8
Distribution f ees - R-4 ................................................................................. 55 5 2
Administrative service fees - R-1 ...................................................................... 284 3 3
Administrative service fees - R-3 ...................................................................... 35 12 2
Administrative service fees - R-4 ...................................................................... 17 1 1
Administrative service fees - R-5 ...................................................................... 27 – –
Registration fees - Class A ............................................................................. 35 N/A N/A
Registration fees - Class C ............................................................................. 18 N/A N/A
Registration fees - Class J .............................................................................. 18 15 15
Registration fees - Institutional ........................................................................ 318 15 13
Registration fees - R-6 ................................................................................. 164 N/A N/A
Service fees - R-1 ...................................................................................... 254 2 3
Service fees - R-3 ...................................................................................... 124 44 8
Service fees - R-4 ...................................................................................... 138 12 5
Service fees - R-5 ...................................................................................... 668 12 8
Shareholder reports - Class A .......................................................................... 89 N/A N/A
Shareholder reports - Class C .......................................................................... 3 N/A N/A
Shareholder reports - Class J ........................................................................... 6 2 1
Shareholder reports - Institutional ..................................................................... 657 7 –
Shareholder reports - R-6 .............................................................................. 890 N/A N/A
Transfer agent fees - Class A ........................................................................... 1,506 N/A N/A
Transfer agent fees - Class C ........................................................................... 29 N/A N/A
Transfer agent fees - Class J ........................................................................... 156 41 30
Transfer agent fees - Institutional ...................................................................... 10,439 95 10
Transfer agent fees - R-6 ............................................................................... 344 N/A N/A
Chief compliance officer expenses ..................................................................... 14 – 1
Custodian fees .......................................................................................... 177 3 16
Directors' expenses ..................................................................................... 498 7 25
Professional fees ....................................................................................... 47 26 26
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 301 6 19
Total Gross Expenses 159,886 1,873 8,663
Less: Reimbursement from Manager .................................................................. – – 209
Less: Reimbursement from Manager - Institutional ................................................... – 29 –
Less: Reimbursement from Distributor - Class J ...................................................... 59 13 7
Total Net Expenses 159,827 1,831 8,447
Net Investment Income (Loss) 99,837 (551) (870)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 904,179 13,456 232,747
Investment transactions in affiliated securities ......................................................... (434) – –
Foreign currency transactions .......................................................................... (3) – –
Futures contracts ....................................................................................... – – 1,276
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 6,548,184 43,226 7,728
Investment in affiliated securities ...................................................................... 80,885 – –
Futures contracts ....................................................................................... – – 69
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 7,532,811 56,682 241,820
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 7,632,648 $ 56,131 $ 240,950

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
MidCap Value
Fund I Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,446 $ 3,795 $ –
Dividends ............................................................................................... 20,755 64,413 1,973
Withholding tax ........................................................................................ (4) (84) –
Interest .................................................................................................. 94 83 53,302
Securities lending - net .................................................................................
47 86 –
Total Income 22,338 68,293 55,275
Expenses:
Management and investment advisory fees ............................................................ 2,086 22,904 4,018
Distribution f ees - Class A ............................................................................. N/A 115 –
Distribution f ees - Class J .............................................................................. 221 276 1,016
Distribution f ees - R-1 ................................................................................. 21 8 N/A
Distribution f ees - R-3 ................................................................................. 166 28 N/A
Distribution f ees - R-4 ................................................................................. 43 8 N/A
Administrative service fees - R-1 ...................................................................... 17 6 N/A
Administrative service fees - R-3 ...................................................................... 47 8 N/A
Administrative service fees - R-4 ...................................................................... 13 3 N/A
Administrative service fees - R-5 ...................................................................... 9 3 N/A
Registration fees - Class A ............................................................................. N/A 15 37
Registration fees - Class J .............................................................................. 15 15 33
Registration fees - Institutional ........................................................................ 20 41 N/A
Registration fees - R-6 ................................................................................. 25 18 N/A
Service fees - R-1 ...................................................................................... 15 6 N/A
Service fees - R-3 ...................................................................................... 166 28 N/A
Service fees - R-4 ...................................................................................... 108 20 N/A
Service fees - R-5 ...................................................................................... 220 74 N/A
Shareholder reports - Class A .......................................................................... N/A 4 36
Shareholder reports - Class J ........................................................................... 3 6 40
Shareholder reports - Institutional ..................................................................... 30 153 N/A
Shareholder reports - R-6 .............................................................................. 3 23 N/A
Transfer agent fees - Class A ........................................................................... N/A 64 147
Transfer agent fees - Class J ........................................................................... 84 139 110
Transfer agent fees - Institutional ...................................................................... 136 1,101 N/A
Transfer agent fees - R-6 ............................................................................... 9 112 N/A
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 21 44 38
Directors' expenses ..................................................................................... 32 80 24
Professional fees ....................................................................................... 26 33 33
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 35 46 12
Total Gross Expenses 3,573 25,384 5,546
Less: Reimbursement from Manager .................................................................. – 720 –
Less: Reimbursement from Manager - Institutional ................................................... – 469 N/A
Less: Reimbursement from Distributor - Class J ...................................................... 24 30 1,016
Total Net Expenses 3,549 24,165 4,530
Net Investment Income (Loss) 18,789 44,128 50,745
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 166,261 505,189 –
Futures contracts ....................................................................................... 4,056 2,700 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 192,694 375,630 –
Futures contracts ....................................................................................... 1,588 192 –
Net Realized and Unrealized Gain (Loss) on investments and futures 364,599 883,711 –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 383,388 $ 927,839 $ 50,745

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,197 $ 2,386 $ 7,801
Dividends ............................................................................................... 83,485 55,793 –
Withholding tax ........................................................................................ (6,190) (332) –
Interest .................................................................................................. 36 11 –
Securities lending - net .................................................................................
223 8 –
IRS closing agreement fees related to foreign tax reclaims ............................................
798 – –
Total Income 80,549 57,866 7,801
Expenses:
Management and investment advisory fees ............................................................ 18,900 18,150 N/A
Distribution f ees - Class A ............................................................................. N/A 3,282 N/A
Distribution f ees - R-1 ................................................................................. N/A 5 5
Distribution f ees - R-3 ................................................................................. 2 84 40
Distribution f ees - R-4 ................................................................................. 1 12 8
Administrative service fees - R-1 ...................................................................... N/A 4 4
Administrative service fees - R-3 ...................................................................... – 23 11
Administrative service fees - R-4 ...................................................................... – 4 3
Administrative service fees - R-5 ...................................................................... N/A 4 2
Registration fees - Class A ............................................................................. N/A 29 N/A
Registration fees - Institutional ........................................................................ 32 41 15
Service fees - R-1 ...................................................................................... N/A 3 4
Service fees - R-3 ...................................................................................... 2 84 40
Service fees - R-4 ...................................................................................... 3 29 20
Service fees - R-5 ...................................................................................... N/A 92 40
Shareholder reports - Class A .......................................................................... N/A 53 N/A
Shareholder reports - Institutional ..................................................................... 35 70 1
Transfer agent fees - Class A ........................................................................... N/A 768 N/A
Transfer agent fees - Institutional ...................................................................... 316 715 6
Chief compliance officer expenses ..................................................................... 1 3 –
Custodian fees .......................................................................................... 203 36 –
Directors' expenses ..................................................................................... 48 94 8
Professional fees ....................................................................................... 120 30 20
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 179 45 3
Total Gross Expenses 19,843 23,661 231
Less: Reimbursement from Manager .................................................................. 432 – –
Total Net Expenses 19,411 23,661 231
Net Investment Income (Loss) 61,138 34,205 7,570
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 243,136 316,143 –
Investment transactions in affiliated Funds ............................................................ – – 8,019
Foreign currency transactions .......................................................................... (408) 5 –
Futures contracts ....................................................................................... 1,704 – –
Capital gain distributions received from affiliated Funds .............................................. – – 1,714
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 105,355 1,015,431 –
Investments in affiliated Funds ......................................................................... – – 21,833
Futures contracts ....................................................................................... 388 – –
Translation of assets and liabilities in foreign currencies .............................................. 29 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 350,204 1,331,579 31,566
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 411,342 $ 1,365,784 $ 39,136

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 72,314 $ 44,333 $ 138,301
Total Income 72,314 44,333 138,301
Expenses:
Distribution f ees - Class A ............................................................................. 217 N/A 345
Distribution f ees - Class J .............................................................................. 1,022 N/A 1,695
Distribution f ees - R-1 ................................................................................. 42 23 65
Distribution f ees - R-3 ................................................................................. 160 232 335
Distribution f ees - R-4 ................................................................................. 24 33 51
Administrative service fees - R-1 ...................................................................... 34 19 52
Administrative service fees - R-3 ...................................................................... 45 65 94
Administrative service fees - R-4 ...................................................................... 7 10 15
Administrative service fees - R-5 ...................................................................... 8 8 17
Registration fees - Class A ............................................................................. 14 N/A 17
Registration fees - Class J .............................................................................. 16 N/A 21
Registration fees - Institutional ........................................................................ 17 18 23
Service fees - R-1 ...................................................................................... 30 17 47
Service fees - R-3 ...................................................................................... 160 232 335
Service fees - R-4 ...................................................................................... 60 82 127
Service fees - R-5 ...................................................................................... 211 205 426
Shareholder reports - Class A .......................................................................... 4 N/A 7
Shareholder reports - Class J ........................................................................... 18 N/A 20
Shareholder reports - Institutional ..................................................................... – – 1
Transfer agent fees - Class A ........................................................................... 45 N/A 87
Transfer agent fees - Class J ........................................................................... 60 N/A 164
Transfer agent fees - Institutional ...................................................................... 40 19 100
Chief compliance officer expenses ..................................................................... 1 1 3
Directors' expenses ..................................................................................... 56 37 116
Professional fees ....................................................................................... 23 21 26
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 28 17 56
Total Gross Expenses 2,343 1,040 4,246
Less: Reimbursement from Distributor - Class J ...................................................... 113 N/A 187
Total Net Expenses 2,230 1,040 4,059
Net Investment Income (Loss) 70,084 43,293 134,242
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 86,933 45,905 143,210
Capital gain distributions received from affiliated Funds .............................................. 20,037 15,094 59,588
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 233,888 181,939 742,399
Net Realized and Unrealized Gain (Loss) on investments 340,858 242,938 945,197
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 410,942 $ 286,231 $ 1,079,439

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 45,172 $ 95,600 $ 29,660
Total Income 45,172 95,600 29,660
Expenses:
Distribution f ees - Class A ............................................................................. N/A 291 N/A
Distribution f ees - Class J .............................................................................. N/A 1,272 N/A
Distribution f ees - R-1 ................................................................................. 25 50 14
Distribution f ees - R-3 ................................................................................. 240 293 196
Distribution f ees - R-4 ................................................................................. 36 48 25
Administrative service fees - R-1 ...................................................................... 20 40 11
Administrative service fees - R-3 ...................................................................... 67 82 55
Administrative service fees - R-4 ...................................................................... 11 14 7
Administrative service fees - R-5 ...................................................................... 9 15 8
Registration fees - Class A ............................................................................. N/A 16 N/A
Registration fees - Class J .............................................................................. N/A 17 N/A
Registration fees - Institutional ........................................................................ 20 18 19
Service fees - R-1 ...................................................................................... 18 36 10
Service fees - R-3 ...................................................................................... 240 293 196
Service fees - R-4 ...................................................................................... 90 119 62
Service fees - R-5 ...................................................................................... 222 384 193
Shareholder reports - Class A .......................................................................... N/A 6 N/A
Shareholder reports - Class J ........................................................................... N/A 14 N/A
Shareholder reports - Institutional ..................................................................... 1 1 1
Transfer agent fees - Class A ........................................................................... N/A 93 N/A
Transfer agent fees - Class J ........................................................................... N/A 219 N/A
Transfer agent fees - Institutional ...................................................................... 33 99 35
Chief compliance officer expenses ..................................................................... 1 3 1
Directors' expenses ..................................................................................... 43 100 36
Professional fees ....................................................................................... 22 25 22
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 21 48 17
Total Gross Expenses 1,120 3,597 909
Less: Reimbursement from Distributor - Class J ...................................................... N/A 140 N/A
Total Net Expenses 1,120 3,457 909
Net Investment Income (Loss) 44,052 92,143 28,751
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 53,806 180,622 44,698
Capital gain distributions received from affiliated Funds .............................................. 23,107 64,582 24,075
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 277,178 693,523 274,661
Net Realized and Unrealized Gain (Loss) on investments 354,091 938,727 343,434
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 398,143 $ 1,030,870 $ 372,185

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 53,702 $ 17,103 $ 16,402
Total Income 53,702 17,103 16,402
Expenses:
Distribution f ees - Class A ............................................................................. 271 N/A N/A
Distribution f ees - Class J .............................................................................. 426 N/A 26
Distribution f ees - R-1 ................................................................................. 42 9 12
Distribution f ees - R-3 ................................................................................. 227 129 76
Distribution f ees - R-4 ................................................................................. 39 16 9
Administrative service fees - R-1 ...................................................................... 33 8 10
Administrative service fees - R-3 ...................................................................... 64 36 21
Administrative service fees - R-4 ...................................................................... 12 5 3
Administrative service fees - R-5 ...................................................................... 10 4 3
Registration fees - Class A ............................................................................. 16 N/A N/A
Registration fees - Class J .............................................................................. 16 N/A 15
Registration fees - Institutional ........................................................................ 17 19 17
Service fees - R-1 ...................................................................................... 30 7 8
Service fees - R-3 ...................................................................................... 227 129 76
Service fees - R-4 ...................................................................................... 98 39 22
Service fees - R-5 ...................................................................................... 264 103 72
Shareholder reports - Class A .......................................................................... 9 N/A N/A
Shareholder reports - Class J ........................................................................... 6 N/A –
Shareholder reports - Institutional ..................................................................... 1 – 1
Transfer agent fees - Class A ........................................................................... 123 N/A N/A
Transfer agent fees - Class J ........................................................................... 119 N/A 19
Transfer agent fees - Institutional ...................................................................... 82 37 35
Chief compliance officer expenses ..................................................................... 2 1 1
Directors' expenses ..................................................................................... 70 25 24
Professional fees ....................................................................................... 24 22 22
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 34 10 11
Total Gross Expenses 2,263 600 484
Less: Reimbursement from Manager - Class A ........................................................ 12 N/A N/A
Less: Reimbursement from Distributor - Class J ...................................................... 47 N/A 3
Total Net Expenses 2,204 600 481
Net Investment Income (Loss) 51,498 16,503 15,921
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 116,961 26,116 21,849
Capital gain distributions received from affiliated Funds .............................................. 52,065 16,508 15,844
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 555,054 191,263 184,524
Net Realized and Unrealized Gain (Loss) on investments 724,080 233,887 222,217
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 775,578 $ 250,390 $ 238,138

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
Principal LifeTime
Hybrid 2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,959 $ 285 $ 8,624
Total Income 2,959 285 8,624
Expenses:
Distribution f ees - Class J .............................................................................. N/A 1 338
Distribution f ees - R-1 ................................................................................. 1 – N/A
Distribution f ees - R-3 ................................................................................. 21 1 N/A
Distribution f ees - R-4 ................................................................................. 2 – N/A
Administrative service fees - R-1 ...................................................................... 1 – N/A
Administrative service fees - R-3 ...................................................................... 6 – N/A
Administrative service fees - R-4 ...................................................................... 1 – N/A
Administrative service fees - R-5 ...................................................................... 1 – N/A
Registration fees - Class J .............................................................................. N/A 14 33
Registration fees - Institutional ........................................................................ 16 14 18
Registration fees - R-6 ................................................................................. N/A N/A 23
Service fees - R-1 ...................................................................................... 1 – N/A
Service fees - R-3 ...................................................................................... 21 1 N/A
Service fees - R-4 ...................................................................................... 6 – N/A
Service fees - R-5 ...................................................................................... 15 1 N/A
Shareholder reports - Class J ........................................................................... N/A – 2
Shareholder reports - Institutional ..................................................................... 1 – –
Transfer agent fees - Class J ........................................................................... N/A 6 (5)
Transfer agent fees - Institutional ...................................................................... 8 3 6
Transfer agent fees - R-6 ............................................................................... N/A N/A 3
Directors' expenses ..................................................................................... 7 3 9
Professional fees ....................................................................................... 20 20 20
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 3 2 5
Total Gross Expenses 132 67 453
Less: Reimbursement from Manager - Class J ......................................................... N/A 20 –
Less: Reimbursement from Manager - Institutional ................................................... – 28 18
Less: Reimbursement from Manager - R-5 ............................................................ – 1 N/A
Less: Reimbursement from Manager - R-6 ............................................................ N/A N/A 24
Less: Reimbursement from Distributor - Class J ...................................................... N/A – 36
Total Net Expenses 132 18 375
Net Investment Income (Loss) 2,827 267 8,249
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 3,164 482 222
Capital gain distributions received from affiliated Funds .............................................. 2,777 208 1,574
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 34,962 3,546 30,455
Net Realized and Unrealized Gain (Loss) on investments 40,903 4,236 32,251
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 43,730 $ 4,503 $ 40,500

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 16,071 $ 22,206 $ 22,115
Total Income 16,071 22,206 22,115
Expenses:
Distribution f ees - Class J .............................................................................. 479 814 716
Registration fees - Class J .............................................................................. 35 43 47
Registration fees - Institutional ........................................................................ 17 19 19
Registration fees - R-6 ................................................................................. 27 21 32
Shareholder reports - Class J ........................................................................... 3 4 3
Shareholder reports - R-6 .............................................................................. – 1 1
Transfer agent fees - Class J ........................................................................... (4) (30) (10)
Transfer agent fees - Institutional ...................................................................... 17 22 31
Transfer agent fees - R-6 ............................................................................... 3 3 4
Chief compliance officer expenses ..................................................................... – – 1
Directors' expenses ..................................................................................... 13 20 20
Professional fees ....................................................................................... 20 20 20
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 8 10 10
Total Gross Expenses 619 948 895
Less: Reimbursement from Manager - Institutional ................................................... 19 15 14
Less: Reimbursement from Manager - R-6 ............................................................ 12 – –
Less: Reimbursement from Distributor - Class J ...................................................... 52 88 76
Total Net Expenses 536 845 805
Net Investment Income (Loss) 15,535 21,361 21,310
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (1,226) (380) (1,193)
Capital gain distributions received from affiliated Funds .............................................. 3,895 6,581 8,078
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 68,218 110,464 133,582
Net Realized and Unrealized Gain (Loss) on investments 70,887 116,665 140,467
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 86,422 $ 138,026 $ 161,777

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 14,892 $ 13,975 $ 8,123
Total Income 14,892 13,975 8,123
Expenses:
Distribution f ees - Class J .............................................................................. 477 510 264
Registration fees - Class J .............................................................................. 40 45 27
Registration fees - Institutional ........................................................................ 18 18 17
Registration fees - R-6 ................................................................................. 23 25 23
Shareholder reports - Class J ........................................................................... 3 2 2
Shareholder reports - Institutional ..................................................................... – 1 –
Shareholder reports - R-6 .............................................................................. 1 1 1
Transfer agent fees - Class J ........................................................................... 36 29 32
Transfer agent fees - Institutional ...................................................................... 31 27 23
Transfer agent fees - R-6 ............................................................................... 3 3 3
Directors' expenses ..................................................................................... 16 17 12
Professional fees ....................................................................................... 20 20 20
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 9 9 7
Total Gross Expenses 678 708 432
Less: Reimbursement from Manager - Institutional ................................................... 15 14 17
Less: Reimbursement from Manager - R-6 ............................................................ – – 6
Less: Reimbursement from Distributor - Class J ...................................................... 51 55 28
Total Net Expenses 612 639 381
Net Investment Income (Loss) 14,280 13,336 7,742
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (389) 248 321
Capital gain distributions received from affiliated Funds .............................................. 6,948 8,554 6,065
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 109,537 128,819 87,202
Net Realized and Unrealized Gain (Loss) on investments 116,096 137,621 93,588
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 130,376 $ 150,957 $ 101,330

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 6,488 $ 3,795 $ 1,901
Total Income 6,488 3,795 1,901
Expenses:
Distribution f ees - Class J .............................................................................. 218 125 67
Registration fees - Class J .............................................................................. 25 23 20
Registration fees - Institutional ........................................................................ 17 17 17
Registration fees - R-6 ................................................................................. 23 20 19
Shareholder reports - Class J ........................................................................... 2 1 1
Shareholder reports - Institutional ..................................................................... – 1 1
Shareholder reports - R-6 .............................................................................. 1 1 1
Transfer agent fees - Class J ........................................................................... 55 66 68
Transfer agent fees - Institutional ...................................................................... 23 16 10
Transfer agent fees - R-6 ............................................................................... 3 3 3
Directors' expenses ..................................................................................... 11 7 5
Professional fees ....................................................................................... 20 20 19
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 6 5 3
Total Gross Expenses 405 306 235
Less: Reimbursement from Manager - Class J ......................................................... – – 26
Less: Reimbursement from Manager - Institutional ................................................... 20 21 25
Less: Reimbursement from Manager - R-6 ............................................................ 9 18 24
Less: Reimbursement from Distributor - Class J ...................................................... 23 13 7
Total Net Expenses 353 254 153
Net Investment Income (Loss) 6,135 3,541 1,748
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 310 422 281
Capital gain distributions received from affiliated Funds .............................................. 5,695 3,319 1,656
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 81,367 48,038 24,153
Net Realized and Unrealized Gain (Loss) on investments 87,372 51,779 26,090
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 93,507 $ 55,320 $ 27,838

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 544 $ 24 $ 4,083
Total Income 544 24 4,083
Expenses:
Distribution f ees - Class J .............................................................................. 22 1 137
Registration fees - Class J .............................................................................. 16 15 24
Registration fees - Institutional ........................................................................ 16 15 17
Registration fees - R-6 ................................................................................. 17 16 17
Shareholder reports - Class J ........................................................................... 1 – 1
Shareholder reports - R-6 .............................................................................. – – 1
Transfer agent fees - Class J ........................................................................... 40 7 6
Transfer agent fees - Institutional ...................................................................... 4 3 5
Transfer agent fees - R-6 ............................................................................... 3 2 3
Directors' expenses ..................................................................................... 3 2 5
Professional fees ....................................................................................... 18 18 20
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 3 3 4
Total Gross Expenses 144 83 241
Less: Reimbursement from Manager - Class J ......................................................... 44 29 –
Less: Reimbursement from Manager - Institutional ................................................... 21 19 20
Less: Reimbursement from Manager - R-6 ............................................................ 29 32 21
Less: Reimbursement from Distributor - Class J ...................................................... 2 – 15
Total Net Expenses 48 3 185
Net Investment Income (Loss) 496 21 3,898
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 44 17 (287)
Capital gain distributions received from affiliated Funds .............................................. 468 19 715
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 7,173 423 14,475
Net Realized and Unrealized Gain (Loss) on investments 7,685 459 14,903
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 8,181 $ 480 $ 18,801

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Fund
Real Estate
Securities Fund
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 25,236 $ 3,585 $ 106,555
Dividends ............................................................................................... – 187,332 –
Interest .................................................................................................. – 44 –
Total Income 25,236 190,961 106,555
Expenses:
Management and investment advisory fees ............................................................ N/A 47,905 12,366
Distribution f ees - Class A ............................................................................. 94 493 5,309
Distribution f ees - Class C ............................................................................. N/A 182 1,286
Distribution f ees - Class J .............................................................................. 349 200 2,243
Distribution f ees - R-1 ................................................................................. 16 7 8
Distribution f ees - R-3 ................................................................................. 47 71 55
Distribution f ees - R-4 ................................................................................. 7 12 11
Administrative service fees - R-1 ...................................................................... 13 6 6
Administrative service fees - R-3 ...................................................................... 13 20 15
Administrative service fees - R-4 ...................................................................... 2 4 3
Administrative service fees - R-5 ...................................................................... 2 8 3
Registration fees - Class A ............................................................................. 15 18 36
Registration fees - Class C ............................................................................. N/A 18 22
Registration fees - Class J .............................................................................. 17 14 49
Registration fees - Institutional ........................................................................ 15 60 18
Registration fees - R-6 ................................................................................. N/A 23 N/A
Service fees - R-1 ...................................................................................... 12 5 6
Service fees - R-3 ...................................................................................... 47 71 55
Service fees - R-4 ...................................................................................... 19 29 27
Service fees - R-5 ...................................................................................... 48 194 74
Shareholder reports - Class A .......................................................................... 2 17 91
Shareholder reports - Class C .......................................................................... N/A 2 7
Shareholder reports - Class J ........................................................................... 9 6 23
Shareholder reports - Institutional ..................................................................... 1 376 2
Shareholder reports - R-6 .............................................................................. N/A 86 N/A
Transfer agent fees - Class A ........................................................................... 24 239 1,207
Transfer agent fees - Class C ........................................................................... N/A 25 90
Transfer agent fees - Class J ........................................................................... 23 155 58
Transfer agent fees - Institutional ...................................................................... 23 3,136 74
Transfer agent fees - R-6 ............................................................................... N/A 80 N/A
Chief compliance officer expenses ..................................................................... 1 3 3
Custodian fees .......................................................................................... – 39 4
Directors' expenses ..................................................................................... 20 126 98
Professional fees ....................................................................................... 24 35 27
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 10 76 45
Total Gross Expenses 854 53,742 23,322
Less: Reimbursement from Manager - Institutional ................................................... 51 1,418 –
Less: Reimbursement from Distributor - Class J ...................................................... 39 22 246
Total Net Expenses 764 52,302 23,076
Net Investment Income (Loss) 24,472 138,659 83,479
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – 225,871 –
Investment transactions in affiliated Funds ............................................................ 8,828 – 210,783
Capital gain distributions received from affiliated Funds .............................................. 5,165 – 20,366
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 1,232,971 –
Investments in affiliated Funds ......................................................................... 83,966 – 660,365
Net Realized and Unrealized Gain (Loss) on investments 97,959 1,458,842 891,514
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 122,431 $ 1,597,501 $ 974,993

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 54,324 $ 57,377 $ 84,818
Total Income 54,324 57,377 84,818
Expenses:
Management and investment advisory fees ............................................................ 4,970 8,552 6,555
Distribution f ees - Class A ............................................................................. 1,318 4,240 2,372
Distribution f ees - Class C ............................................................................. 453 938 846
Distribution f ees - Class J .............................................................................. 1,478 1,243 1,718
Distribution f ees - R-1 ................................................................................. 5 4 9
Distribution f ees - R-3 ................................................................................. 27 22 8
Distribution f ees - R-4 ................................................................................. 10 5 4
Administrative service fees - R-1 ...................................................................... 4 3 7
Administrative service fees - R-3 ...................................................................... 8 6 2
Administrative service fees - R-4 ...................................................................... 3 2 1
Administrative service fees - R-5 ...................................................................... 2 3 2
Registration fees - Class A ............................................................................. 28 27 32
Registration fees - Class C ............................................................................. 18 19 18
Registration fees - Class J .............................................................................. 45 39 36
Registration fees - Institutional ........................................................................ 14 19 19
Service fees - R-1 ...................................................................................... 4 3 7
Service fees - R-3 ...................................................................................... 27 22 8
Service fees - R-4 ...................................................................................... 26 13 9
Service fees - R-5 ...................................................................................... 49 70 41
Shareholder reports - Class A .......................................................................... 24 72 35
Shareholder reports - Class C .......................................................................... 3 5 5
Shareholder reports - Class J ........................................................................... 17 8 18
Shareholder reports - Institutional ..................................................................... 1 2 3
Transfer agent fees - Class A ........................................................................... 310 927 508
Transfer agent fees - Class C ........................................................................... 25 63 58
Transfer agent fees - Class J ........................................................................... 51 72 16
Transfer agent fees - Institutional ...................................................................... 32 55 50
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 1 3 1
Directors' expenses ..................................................................................... 41 70 53
Professional fees ....................................................................................... 23 25 23
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 21 32 27
Total Gross Expenses 9,040 16,567 12,493
Less: Reimbursement from Distributor - Class J ...................................................... 162 136 190
Total Net Expenses 8,878 16,431 12,303
Net Investment Income (Loss) 45,446 40,946 72,515
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 38,223 192,778 28,194
Capital gain distributions received from affiliated Funds .............................................. 4,190 17,348 3,460
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 231,335 516,851 259,272
Net Realized and Unrealized Gain (Loss) on investments 273,748 726,977 290,926
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 319,194 $ 767,923 $ 363,441

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Fund SmallCap Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 32,386 $ 5,792 $ 968
Dividends ............................................................................................... – – 19,887
Withholding tax ........................................................................................ – (31) (166)
Interest .................................................................................................. – 115,456 21
Securities lending - net .................................................................................
– 39 36
Total Income 32,386 121,256 20,746
Expenses:
Management and investment advisory fees ............................................................ 6,002 11,064 11,594
Distribution f ees - Class A ............................................................................. 3,161 466 664
Distribution f ees - Class C ............................................................................. 723 160 N/A
Distribution f ees - Class J .............................................................................. 688 169 289
Distribution f ees - R-1 ................................................................................. 2 2 4
Distribution f ees - R-3 ................................................................................. 20 24 41
Distribution f ees - R-4 ................................................................................. 6 9 34
Administrative service fees - R-1 ...................................................................... 1 1 4
Administrative service fees - R-3 ...................................................................... 6 7 11
Administrative service fees - R-4 ...................................................................... 2 3 10
Administrative service fees - R-5 ...................................................................... 3 1 5
Registration fees - Class A ............................................................................. 25 48 15
Registration fees - Class C ............................................................................. 18 18 N/A
Registration fees - Class J .............................................................................. 34 15 15
Registration fees - Institutional ........................................................................ 16 96 124
Registration fees - R-6 ................................................................................. N/A N/A 14
Service fees - R-1 ...................................................................................... 1 1 3
Service fees - R-3 ...................................................................................... 20 24 41
Service fees - R-4 ...................................................................................... 15 23 84
Service fees - R-5 ...................................................................................... 63 21 112
Shareholder reports - Class A .......................................................................... 53 13 21
Shareholder reports - Class C .......................................................................... 4 1 N/A
Shareholder reports - Class J ........................................................................... 5 3 6
Shareholder reports - Institutional ..................................................................... 1 69 209
Shareholder reports - R-6 .............................................................................. N/A N/A 10
Transfer agent fees - Class A ........................................................................... 752 248 296
Transfer agent fees - Class C ........................................................................... 58 12 N/A
Transfer agent fees - Class J ........................................................................... 90 66 150
Transfer agent fees - Institutional ...................................................................... 39 1,006 867
Transfer agent fees - R-6 ............................................................................... N/A N/A 7
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 3 20 24
Directors' expenses ..................................................................................... 49 65 36
Professional fees ....................................................................................... 23 45 29
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 24 35 20
Total Gross Expenses 11,909 13,738 14,741
Less: Reimbursement from Manager - Institutional ................................................... – – 419
Less: Reimbursement from Distributor - Class J ...................................................... 75 19 32
Total Net Expenses 11,834 13,719 14,290
Net Investment Income (Loss) 20,552 107,537 6,456
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – 159 30,825
Investment transactions in affiliated Funds ............................................................ 126,859 – –
Futures contracts ....................................................................................... – 5,216 651
Capital gain distributions received from affiliated Funds .............................................. 14,621 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 97,831 284,959
Investments in affiliated Funds ......................................................................... 416,929 – –
Futures contracts ....................................................................................... – (105) –
Net Realized and Unrealized Gain (Loss) on investments and futures 558,409 103,101 316,435
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 578,961 $ 210,638 $ 322,891

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
SmallCap Value
Fund II
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,213 $ 1,098 $ 2,047
Dividends ............................................................................................... 9,865 18,912 28,640
Withholding tax ........................................................................................ (44) (20) (46)
Interest .................................................................................................. 44 85 35
Securities lending - net .................................................................................
1,281 92 261
Total Income 14,359 20,167 30,937
Expenses:
Management and investment advisory fees ............................................................ 20,006 1,797 12,923
Distribution f ees - Class J .............................................................................. 101 269 35
Distribution f ees - R-1 ................................................................................. 5 21 3
Distribution f ees - R-3 ................................................................................. 34 172 13
Distribution f ees - R-4 ................................................................................. 10 27 3
Administrative service fees - R-1 ...................................................................... 4 17 2
Administrative service fees - R-3 ...................................................................... 10 48 4
Administrative service fees - R-4 ...................................................................... 3 8 1
Administrative service fees - R-5 ...................................................................... 2 9 1
Registration fees - Class J .............................................................................. 17 19 15
Registration fees - Institutional ........................................................................ 23 21 20
Registration fees - R-6 ................................................................................. 18 19 19
Service fees - R-1 ...................................................................................... 4 15 2
Service fees - R-3 ...................................................................................... 34 172 13
Service fees - R-4 ...................................................................................... 25 69 9
Service fees - R-5 ...................................................................................... 59 227 20
Shareholder reports - Class J ........................................................................... 2 2 –
Shareholder reports - Institutional ..................................................................... 20 14 23
Shareholder reports - R-6 .............................................................................. 110 3 39
Transfer agent fees - Class J ........................................................................... 64 133 21
Transfer agent fees - Institutional ...................................................................... 131 168 236
Transfer agent fees - R-6 ............................................................................... 87 11 138
Chief compliance officer expenses ..................................................................... 1 1 1
Custodian fees .......................................................................................... 70 14 45
Directors' expenses ..................................................................................... 52 28 31
Professional fees ....................................................................................... 33 27 35
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 29 27 17
Total Gross Expenses 20,955 3,339 13,670
Less: Reimbursement from Manager .................................................................. 472 – 277
Less: Reimbursement from Manager - Institutional ................................................... – 86 195
Less: Reimbursement from Manager - R-6 ............................................................ 150 – 30
Less: Reimbursement from Distributor - Class J ...................................................... 11 30 4
Total Net Expenses 20,322 3,223 13,164
Net Investment Income (Loss) (5,963) 16,944 17,773
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 220,480 106,583 123,953
Futures contracts ....................................................................................... 547 4,465 1,370
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 463,789 173,054 161,256
Futures contracts ....................................................................................... (96) 596 678
Net Realized and Unrealized Gain (Loss) on investments and futures 684,720 284,698 287,257
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 678,757 $ 301,642 $ 305,030

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 25
Interest ...................................................................................................................................................... 23,714
Total Income 23,739
Expenses:
Management and investment advisory fees ................................................................................................................ 2,221
Distribution f ees - Class A ................................................................................................................................. 658
Distribution f ees - Class C ................................................................................................................................. 160
Registration fees - Class A ................................................................................................................................. 26
Registration fees - Class C ................................................................................................................................. 20
Registration fees - Institutional ............................................................................................................................ 28
Shareholder reports - Class A .............................................................................................................................. 7
Shareholder reports - Class C .............................................................................................................................. 1
Shareholder reports - Institutional ......................................................................................................................... 12
Transfer agent fees - Class A ............................................................................................................................... 119
Transfer agent fees - Class C ............................................................................................................................... 11
Transfer agent fees - Institutional .......................................................................................................................... 273
Custodian fees .............................................................................................................................................. 1
Directors' expenses ......................................................................................................................................... 15
Interest expense and fees ................................................................................................................................... 841
Professional fees ........................................................................................................................................... 49
Technology fees ............................................................................................................................................ 1
Other expenses ............................................................................................................................................. 19
Total Gross Expenses 4,462
Less: Reimbursement from Manager - Institutional ....................................................................................................... 204
Total Net Expenses 4,258
Net Investment Income (Loss) 19,481
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (5,222)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 37,240
Net Realized and Unrealized Gain (Loss) on investments 32,018
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 51,499

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands California Municipal Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 18,920 $ 17,040
Net realized gain (loss) on investments ...................................................................................................... (4,887) (6,804)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
38,775 7,446
Net Increase (Decrease) in Net Assets Resulting from Operations 52,808 17,682
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,881) (16,587)
Total Dividends and Distributions (18,881) (16,587)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
31,476 4,133
Total Increase (Decrease) in Net Assets 65,403 5,228
Net Assets
Beginning of period ..........................................................................................................................
558,354 553,126
End of period ................................................................................................................................
$ 623,757 $ 558,354
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 91,081 $ 5,736 $ 106,290
Reinvested .................................................................................... 8,900 440 7,920
Redeemed .....................................................................................
(96,075) (8,163) (84,653)
Net Increase (Decrease)
$ 3,906 $ (1,987) $ 29,557
Shares:
Sold ......................................................................................... 9,244 580 10,846
Reinvested .................................................................................... 903 45 803
Redeemed .....................................................................................
(9,768) (828) (8,616)
Net Increase (Decrease)
379 (203) 3,033
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 64,087 $ 3,105 $ 132,974
Reinvested .................................................................................... 8,546 480 6,164
Redeemed .....................................................................................
(100,938) (8,644) (101,641)
Net Increase (Decrease)
$ (28,305) $ (5,059) $ 37,497
Shares:
Sold ......................................................................................... 6,614 320 13,745
Reinvested .................................................................................... 884 49 637
Redeemed .....................................................................................
(10,477) (894) (10,522)
Net Increase (Decrease)
(2,979) (525) 3,860
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9,551) $ (447) $ (8,883)
Total Dividends and Distributions
$ (9,551) $ (447) $ (8,883)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (9,137) $ (493) $ (6,957)
Total Dividends and Distributions
$ (9,137) $ (493) $ (6,957)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 350,342 $ 294,354
Net realized gain (loss) on investments ...................................................................................................... (22,422) 7,586
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
746,991 (290,027)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,074,911 11,913
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (374,771) (325,014)
Total Dividends and Distributions (374,771) (325,014)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
484,688 695,518
Total Increase (Decrease) in Net Assets 1,184,828 382,417
Net Assets
Beginning of period ..........................................................................................................................
9,656,645 9,274,228
End of period ................................................................................................................................
$ 10,841,473 $ 9,656,645
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 32,196 N/A $ 13,996 $ 396,903 $ 288 $ 2,426 $ 1,427 $ 4,231 $ 2,097,140
Reinvested ..................... 6,355 N/A 2,754 23,878 165 281 116 609 339,889
Redeemed ......................
(46,672) N/A (19,084) (709,915) (1,394) (3,274) (502) (9,021) (1,648,104)
Net Increase (Decrease)
$ (8,121) N/A $ (2,334) $ (289,134) $ (941) $ (567) $ 1,041 $ (4,181) $ 788,925
Shares:
Sold .......................... 3,774 N/A 1,638 46,777 35 284 169 498 247,588
Reinvested ..................... 748 N/A 323 2,803 19 33 14 72 39,909
Redeemed ......................
(5,515) N/A (2,242) (84,619) (164) (382) (60) (1,059) (193,865)
Net Increase (Decrease)
(993) N/A (281) (35,039) (110) (65) 123 (489) 93,632
Year Ended October 31, 2023
(a)
Dollars:
Sold .......................... $ 51,533 $ 1,797 $ 13,026 $ 410,385 $ 540 $ 2,441 $ 703 $ 6,566 $ 1,085,458
Reinvested ..................... 5,794 155 2,565 23,673 171 261 253 605 290,939
Redeemed ......................
(49,299) (20,896) (18,798) (254,470) (1,468) (3,416) (8,541) (4,778) (839,681)
Net Increase (Decrease)
$ 8,028 $ (18,944) $ (3,207) $ 179,588 $ (757) $ (714) $ (7,585) $ 2,393 $ 536,716
Shares:
Sold .......................... 6,099 211 1,546 48,304 63 288 84 779 127,982
Reinvested ..................... 690 18 304 2,810 20 31 30 72 34,532
Redeemed ......................
(5,857) (2,451) (2,240) (30,102) (173) (402) (1,038) (563) (99,601)
Net Increase (Decrease)
932 (2,222) (390) 21,012 (90) (83) (924) 288 62,913
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (6,616) $ N/A $ (2,779) $ (24,193) $ (166) $ (282) $ (116) $ (609) $ (340,010)
Total Dividends and Distributions
$ (6,616) $ N/A $ (2,779) $ (24,193) $ (166) $ (282) $ (116) $ (609) $ (340,010)
Year Ended October 31, 2023
(a)
From net investment income and net
realized gain on investments ......... $ (5,980) $ (173) $ (2,589) $ (24,026) $ (171) $ (265) $ (253) $ (606) $ (290,951)
Total Dividends and Distributions
$ (5,980) $ (173) $ (2,589) $ (24,026) $ (171) $ (265) $ (253) $ (606) $ (290,951)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 22,898 $ 19,891
Net realized gain (loss) on investments , futures and swap agreements ...................................................................... (12,793) (39,505)
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .......................................
48,358 16,796
Net Increase (Decrease) in Net Assets Resulting from Operations 58,463 (2,818)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (22,482) (18,585)
Total Dividends and Distributions (22,482) (18,585)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(37,668) (12,671)
Total Increase (Decrease) in Net Assets (1,687) (34,074)
Net Assets
Beginning of period ..........................................................................................................................
550,391 584,465
End of period ................................................................................................................................
$ 548,704 $ 550,391
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 4,785 $ 6,876 $ 66,089 $ 847 $ 3,832 $ 1,480 $ 6,324
Reinvested .......................................... 2,443 3,628 14,016 109 546 136 1,517
Redeemed ...........................................
(12,706) (15,240) (101,357) (1,042) (6,697) (2,328) (10,926)
Net Increase (Decrease)
$ (5,478) $ (4,736) $ (21,252) $ (86) $ (2,319) $ (712) $ (3,085)
Shares:
Sold ............................................... 523 742 7,281 93 425 160 701
Reinvested .......................................... 269 396 1,545 12 61 15 168
Redeemed ...........................................
(1,399) (1,662) (11,140) (115) (743) (256) (1,208)
Net Increase (Decrease)
(607) (524) (2,314) (10) (257) (81) (339)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 7,289 $ 4,470 $ 69,428 $ 372 $ 4,053 $ 2,160 $ 7,740
Reinvested .......................................... 2,044 2,916 11,738 74 408 137 1,204
Redeemed ...........................................
(10,906) (13,519) (88,152) (697) (2,806) (2,696) (7,928)
Net Increase (Decrease)
$ (1,573) $ (6,133) $ (6,986) $ (251) $ 1,655 $ (399) $ 1,016
Shares:
Sold ............................................... 804 487 7,646 41 455 232 861
Reinvested .......................................... 226 320 1,301 8 46 15 134
Redeemed ...........................................
(1,208) (1,478) (9,770) (76) (312) (294) (881)
Net Increase (Decrease)
(178) (671) (823) (27) 189 (47) 114
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (2,507) $ (3,643) $ (14,024) $ (109) $ (546) $ (136) $ (1,517)
Total Dividends and Distributions
$ (2,507) $ (3,643) $ (14,024) $ (109) $ (546) $ (136) $ (1,517)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (2,094) $ (2,928) $ (11,740) $ (74) $ (408) $ (137) $ (1,204)
Total Dividends and Distributions
$ (2,094) $ (2,928) $ (11,740) $ (74) $ (408) $ (137) $ (1,204)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 168,061 $ 181,951
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (79,224) (307,846)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................................
245,554 233,921
Net Increase (Decrease) in Net Assets Resulting from Operations 334,391 108,026
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (171,369) (174,426)
Total Dividends and Distributions (171,369) (174,426)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(193,538) (534,527)
Total Increase (Decrease) in Net Assets (30,516) (600,927)
Net Assets
Beginning of period ..........................................................................................................................
2,637,856 3,238,783
End of period ................................................................................................................................
$ 2,607,340 $ 2,637,856
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .............................................................................. $ 83,858 $ 16,420 $ 348,708 $ 57,181
Reinvested ......................................................................... 55,781 8,070 78,259 8,058
Redeemed ..........................................................................
(256,402) (71,877) (449,205) (72,389)
Net Increase (Decrease)
$ (116,763) $ (47,387) $ (22,238) $ (7,150)
Shares:
Sold .............................................................................. 7,031 1,387 29,487 4,840
Reinvested ......................................................................... 4,685 682 6,614 681
Redeemed ..........................................................................
(21,531) (6,070) (38,009) (6,063)
Net Increase (Decrease)
(9,815) (4,001) (1,908) (542)
Year Ended October 31, 2023
Dollars:
Sold .............................................................................. $ 124,518 $ 11,341 $ 295,053 $ 108,229
Reinvested ......................................................................... 56,073 10,346 81,331 4,242
Redeemed ..........................................................................
(285,155) (120,196) (772,918) (47,391)
Net Increase (Decrease)
$ (104,564) $ (98,509) $ (396,534) $ 65,080
Shares:
Sold .............................................................................. 10,542 968 25,144 9,258
Reinvested ......................................................................... 4,782 887 6,972 366
Redeemed ..........................................................................
(24,214) (10,253) (65,931) (4,068)
Net Increase (Decrease)
(8,890) (8,398) (33,815) 5,556
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................. $ (63,336) $ (8,378) $ (91,504) $ (8,151)
Total Dividends and Distributions
$ (63,336) $ (8,378) $ (91,504) $ (8,151)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................. $ (63,785) $ (10,702) $ (95,579) $ (4,360)
Total Dividends and Distributions
$ (63,785) $ (10,702) $ (95,579) $ (4,360)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 97,667 $ 82,560
Net realized gain (loss) on investments and foreign currencies ............................................................................. 283,333 (24,892)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
618,245 405,748
Net Increase (Decrease) in Net Assets Resulting from Operations 999,245 463,416
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (128,703) (47,311)
Total Dividends and Distributions (128,703) (47,311)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,415,679 44,421
Total Increase (Decrease) in Net Assets 2,286,221 460,526
Net Assets
Beginning of period ..........................................................................................................................
4,478,666 4,018,140
End of period ................................................................................................................................
$ 6,764,887 $ 4,478,666
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 11,079 $ 7,560 $ 59,239 $ 295 $ 1,598 $ 1,150 $ 2,823 $ 2,236,941
Reinvested ............................... 4,189 3,386 10,395 36 227 133 458 109,044
Redeemed ................................
(29,761) (18,765) (324,341) (659) (3,036) (1,893) (6,311) (648,108)
Net Increase (Decrease)
$ (14,493) $ (7,819) $ (254,707) $ (328) $ (1,211) $ (610) $ (3,030) $ 1,697,877
Shares:
Sold .................................... 802 560 4,316 21 117 82 201 158,452
Reinvested ............................... 318 261 795 3 17 10 34 8,343
Redeemed ................................
(2,145) (1,376) (24,047) (46) (221) (134) (449) (46,970)
Net Increase (Decrease)
(1,025) (555) (18,936) (22) (87) (42) (214) 119,825
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 9,465 $ 8,515 $ 76,461 $ 294 $ 2,326 $ 936 $ 3,018 $ 802,191
Reinvested ............................... 1,119 1,004 4,121 4 45 44 206 40,515
Redeemed ................................
(27,576) (15,008) (137,913) (816) (2,859) (2,811) (11,521) (707,339)
Net Increase (Decrease)
$ (16,992) $ (5,489) $ (57,331) $ (518) $ (488) $ (1,831) $ (8,297) $ 135,367
Shares:
Sold .................................... 768 696 6,276 24 189 75 242 65,882
Reinvested ............................... 98 89 364 – 4 4 18 3,579
Redeemed ................................
(2,252) (1,234) (11,318) (66) (235) (225) (929) (57,665)
Net Increase (Decrease)
(1,386) (449) (4,678) (42) (42) (146) (669) 11,796
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (4,659) $ (3,391) $ (10,408) $ (36) $ (229) $ (133) $ (458) $ (109,389)
Total Dividends and Distributions
$ (4,659) $ (3,391) $ (10,408) $ (36) $ (229) $ (133) $ (458) $ (109,389)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (1,245) $ (1,005) $ (4,127) $ (4) $ (45) $ (44) $ (206) $ (40,635)
Total Dividends and Distributions
$ (1,245) $ (1,005) $ (4,127) $ (4) $ (45) $ (44) $ (206) $ (40,635)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 171,216 $ 204,012
Net realized gain (loss) on investments ...................................................................................................... 820,435 75,583
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,496,312 (260,238)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,487,963 19,357
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (225,795) (552,278)
Total Dividends and Distributions (225,795) (552,278)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(1,054,785) (909,529)
Total Increase (Decrease) in Net Assets 1,207,383 (1,442,450)
Net Assets
Beginning of period ..........................................................................................................................
7,845,954 9,288,404
End of period ................................................................................................................................
$ 9,053,337 $ 7,845,954
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 55,491 $ 4,838 $ 7,469 $ 690,916 $ 181 $ 4,771 $ 4,804 $ 11,129
Reinvested ............................... 27,453 1,204 1,966 187,492 20 606 593 3,324
Redeemed ................................
(180,359) (24,389) (11,498) (1,776,734) (698) (9,460) (5,546) (48,358)
Net Increase (Decrease)
$ (97,415) $ (18,347) $ (2,063) $ (898,326) $ (497) $ (4,083) $ (149) $ (33,905)
Shares:
Sold .................................... 1,415 129 186 17,384 4 122 123 286
Reinvested ............................... 707 33 50 4,807 1 16 15 86
Redeemed ................................
(4,593) (640) (290) (44,966) (18) (241) (140) (1,217)
Net Increase (Decrease)
(2,471) (478) (54) (22,775) (13) (103) (2) (845)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 79,421 $ 7,111 $ 5,307 $ 963,570 $ 176 $ 7,051 $ 4,089 $ 13,399
Reinvested ............................... 64,931 4,458 4,472 458,422 98 1,609 1,485 8,487
Redeemed ................................
(169,830) (30,924) (11,296) (2,266,576) (1,020) (11,176) (9,832) (32,961)
Net Increase (Decrease)
$ (25,478) $ (19,355) $ (1,517) $ (844,584) $ (746) $ (2,516) $ (4,258) $ (11,075)
Shares:
Sold .................................... 2,234 207 147 27,017 5 202 114 380
Reinvested ............................... 1,829 129 126 12,910 3 45 42 239
Redeemed ................................
(4,798) (903) (320) (64,052) (29) (319) (277) (934)
Net Increase (Decrease)
(735) (567) (47) (24,125) (21) (72) (121) (315)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (28,403) $ (1,293) $ (1,971) $ (189,578) $ (20) $ (613) $ (593) $ (3,324)
Total Dividends and Distributions
$ (28,403) $ (1,293) $ (1,971) $ (189,578) $ (20) $ (613) $ (593) $ (3,324)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (67,155) $ (4,786) $ (4,481) $ (464,154) $ (98) $ (1,632) $ (1,485) $ (8,487)
Total Dividends and Distributions
$ (67,155) $ (4,786) $ (4,481) $ (464,154) $ (98) $ (1,632) $ (1,485) $ (8,487)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 45,040 $ 30,811
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ................................................. 20,275 (42,958)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ..................
13,257 52,468
Net Increase (Decrease) in Net Assets Resulting from Operations 78,572 40,321
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (40,611) (27,579)
Total Dividends and Distributions (40,611) (27,579)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
174,953 56,369
Total Increase (Decrease) in Net Assets 212,914 69,111
Net Assets
Beginning of period ..........................................................................................................................
447,683 378,572
End of period ................................................................................................................................
$ 660,597 $ 447,683
Institutional
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .............................................................................................................. $ 284,865
Reinvested ......................................................................................................... 40,595
Redeemed ..........................................................................................................
(150,507)
Net Increase (Decrease)
$ 174,953
Shares:
Sold .............................................................................................................. 32,169
Reinvested ......................................................................................................... 4,617
Redeemed ..........................................................................................................
(17,098)
Net Increase (Decrease)
19,688
Year Ended October 31, 2023
Dollars:
Sold .............................................................................................................. $ 177,940
Reinvested ......................................................................................................... 27,575
Redeemed ..........................................................................................................
(149,146)
Net Increase (Decrease)
$ 56,369
Shares:
Sold .............................................................................................................. 20,604
Reinvested ......................................................................................................... 3,221
Redeemed ..........................................................................................................
(17,338)
Net Increase (Decrease)
6,487
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (40,611)
Total Dividends and Distributions
$ (40,611)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (27,579)
Total Dividends and Distributions
$ (27,579)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Emerging Markets Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,225 $ 3,050
Net realized gain (loss) on investments and foreign currencies ............................................................................. 903 (2,110)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
(2,191) 27,973
Net Increase (Decrease) in Net Assets Resulting from Operations 1,937 28,913
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,815) (2,789)
Total Dividends and Distributions (4,815) (2,789)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,211,651 (10,689)
Total Increase (Decrease) in Net Assets 2,208,773 15,435
Net Assets
Beginning of period ..........................................................................................................................
212,417 196,982
End of period ................................................................................................................................
$ 2,421,190 $ 212,417
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 2,907 $ 2,075 $ 36,720 $ 167 $ 600 $ 253 $ 634 $ 2,292,913
Reinvested ............................... 1,244 1,480 1,758 16 76 33 55 138
Redeemed ................................
(11,360) (9,465) (81,174) (227) (1,770) (897) (3,025) (21,500)
Net Increase (Decrease)
$ (7,209) $ (5,910) $ (42,696) $ (44) $ (1,094) $ (611) $ (2,336) $ 2,271,551
Shares:
Sold .................................... 113 84 1,410 6 24 11 26 84,794
Reinvested ............................... 51 64 73 1 3 1 2 6
Redeemed ................................
(445) (386) (3,280) (9) (70) (37) (123) (806)
Net Increase (Decrease)
(281) (238) (1,797) (2) (43) (25) (95) 83,994
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 5,188 $ 3,320 $ 16,720 $ 118 $ 665 $ 301 $ 914 $ 4,343
Reinvested ............................... 722 904 929 8 40 27 64 90
Redeemed ................................
(11,323) (8,477) (18,772) (315) (806) (889) (1,470) (2,990)
Net Increase (Decrease)
$ (5,413) $ (4,253) $ (1,123) $ (189) $ (101) $ (561) $ (492) $ 1,443
Shares:
Sold .................................... 222 148 722 6 29 13 39 193
Reinvested ............................... 33 43 42 – 2 1 3 4
Redeemed ................................
(485) (378) (816) (14) (35) (38) (63) (130)
Net Increase (Decrease)
(230) (187) (52) (8) (4) (24) (21) 67
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (1,254) $ (1,481) $ (1,762) $ (16) $ (76) $ (33) $ (55) $ (138)
Total Dividends and Distributions
$ (1,254) $ (1,481) $ (1,762) $ (16) $ (76) $ (33) $ (55) $ (138)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (726) $ (905) $ (929) $ (8) $ (40) $ (27) $ (64) $ (90)
Total Dividends and Distributions
$ (726) $ (905) $ (929) $ (8) $ (40) $ (27) $ (64) $ (90)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 43,862 $ 51,961
Net realized gain (loss) on investments and foreign currencies ............................................................................. 36,459 (93,880)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
384,918 (28,713)
Net Increase (Decrease) in Net Assets Resulting from Operations 465,239 (70,632)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (52,899) (24,691)
Total Dividends and Distributions (52,899) (24,691)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(381,271) (321,183)
Total Increase (Decrease) in Net Assets 31,069 (416,506)
Net Assets
Beginning of period ..........................................................................................................................
1,803,926 2,220,432
End of period ................................................................................................................................
$ 1,834,995 $ 1,803,926
Class A Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 9,037 $ 201,079 $ 1,429 $ 106 $ 1,671 $ 103,392
Reinvested .................................................... 1,420 30,115 19 16 185 18,541
Redeemed .....................................................
(19,989) (519,312) (434) (194) (1,480) (206,872)
Net Increase (Decrease)
$ (9,532) $ (288,118) $ 1,014 $ (72) $ 376 $ (84,939)
Shares:
Sold ......................................................... 1,052 22,138 142 12 186 11,389
Reinvested .................................................... 166 3,231 2 2 20 1,989
Redeemed .....................................................
(2,389) (57,479) (47) (21) (157) (22,641)
Net Increase (Decrease)
(1,171) (32,110) 97 (7) 49 (9,263)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 10,885 $ 398,389 $ 417 $ 151 $ 1,562 $ 137,000
Reinvested .................................................... 522 14,539 3 4 62 8,275
Redeemed .....................................................
(37,190) (685,897) (230) (55) (694) (168,926)
Net Increase (Decrease)
$ (25,783) $ (272,969) $ 190 $ 100 $ 930 $ (23,651)
Shares:
Sold ......................................................... 1,361 45,547 49 17 179 15,964
Reinvested .................................................... 67 1,719 – – 7 978
Redeemed .....................................................
(4,624) (79,163) (27) (5) (80) (19,045)
Net Increase (Decrease)
(3,196) (31,897) 22 12 106 (2,103)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (1,491) $ (32,215) $ (19) $ (16) $ (185) $ (18,973)
Total Dividends and Distributions
$ (1,491) $ (32,215) $ (19) $ (16) $ (185) $ (18,973)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (622) $ (15,575) $ (3) $ (4) $ (62) $ (8,425)
Total Dividends and Distributions
$ (622) $ (15,575) $ (3) $ (4) $ (62) $ (8,425)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 19,378 $ 16,286
Net realized gain (loss) on investments and futures ......................................................................................... (12,289) (29,486)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
60,548 14,120
Net Increase (Decrease) in Net Assets Resulting from Operations 67,637 920
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (19,762) (18,171)
Total Dividends and Distributions (19,762) (18,171)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(5,045) (131,646)
Total Increase (Decrease) in Net Assets 42,830 (148,897)
Net Assets
Beginning of period ..........................................................................................................................
622,179 771,076
End of period ................................................................................................................................
$ 665,009 $ 622,179
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 7,111 $ 6,562 $ 88,334 $ 47 $ 711 $ 404 $ 795
Reinvested .......................................... 3,987 1,895 13,379 11 76 49 200
Redeemed ...........................................
(26,197) (13,819) (82,223) (145) (1,312) (620) (4,290)
Net Increase (Decrease)
$ (15,099) $ (5,362) $ 19,490 $ (87) $ (525) $ (167) $ (3,295)
Shares:
Sold ............................................... 801 726 9,964 6 80 45 90
Reinvested .......................................... 449 213 1,503 1 9 6 22
Redeemed ...........................................
(2,960) (1,557) (9,233) (16) (148) (73) (484)
Net Increase (Decrease)
(1,710) (618) 2,234 (9) (59) (22) (372)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 11,820 $ 5,941 $ 113,016 $ 75 $ 786 $ 914 $ 1,629
Reinvested .......................................... 4,170 1,918 11,424 36 79 126 249
Redeemed ...........................................
(37,399) (13,919) (223,122) (2,035) (1,381) (4,238) (1,735)
Net Increase (Decrease)
$ (21,409) $ (6,060) $ (98,682) $ (1,924) $ (516) $ (3,198) $ 143
Shares:
Sold ............................................... 1,329 672 12,900 8 89 103 182
Reinvested .......................................... 472 216 1,291 4 9 14 28
Redeemed ...........................................
(4,219) (1,574) (24,622) (227) (155) (493) (194)
Net Increase (Decrease)
(2,418) (686) (10,431) (215) (57) (376) 16
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,126) $ (1,908) $ (13,389) $ (11) $ (78) $ (50) $ (200)
Total Dividends and Distributions
$ (4,126) $ (1,908) $ (13,389) $ (11) $ (78) $ (50) $ (200)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (4,312) $ (1,929) $ (11,435) $ (38) $ (81) $ (127) $ (249)
Total Dividends and Distributions
$ (4,312) $ (1,929) $ (11,435) $ (38) $ (81) $ (127) $ (249)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government Money Market Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 163,774 $ 153,695
Net realized gain (loss) on investments ...................................................................................................... – 139
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 163,774 153,834
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (163,774) (153,834)
Total Dividends and Distributions (163,774) (153,834)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
967,198 (204,800)
Total Increase (Decrease) in Net Assets 967,198 (204,800)
Net Assets
Beginning of period ..........................................................................................................................
2,774,827 2,979,627
End of period ................................................................................................................................
$ 3,742,025 $ 2,774,827
Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ................................................................................................... $ 1,490,548 $ 47,269,397
Reinvested .............................................................................................. 3 4,193
Redeemed ...............................................................................................
(1,329,698) (46,467,245)
Net Increase (Decrease)
$ 160,853 $ 806,345
Shares:
Sold ................................................................................................... 1,490,548 47,269,397
Reinvested .............................................................................................. 3 4,193
Redeemed ...............................................................................................
(1,329,698) (46,467,245)
Net Increase (Decrease)
160,853 806,345
Year Ended October 31, 2023
(a)
Dollars:
Sold ................................................................................................... $ 5,668,078 $ 35,406,264
Reinvested .............................................................................................. 1 486
Redeemed ...............................................................................................
(8,455,818) (32,823,811)
Net Increase (Decrease)
$ (2,787,739) $ 2,582,939
Shares:
Sold ................................................................................................... 5,668,078 35,406,264
Reinvested .............................................................................................. 1 486
Redeemed ...............................................................................................
(8,455,818) (32,823,811)
Net Increase (Decrease)
(2,787,739) 2,582,939
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (13,846) $ (149,928)
Total Dividends and Distributions
$ (13,846) $ (149,928)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ....................................................... $ (14,507) $ (139,327)
Total Dividends and Distributions
$ (14,507) $ (139,327)
(a)
Period from December 12, 2022, date operations commenced, through October 31, 2023 for Class R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 225,636 $ 213,460
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ................................................. (45,386) (119,171)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ..................
301,534 87,067
Net Increase (Decrease) in Net Assets Resulting from Operations 481,784 181,356
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (234,056) (230,586)
Total Dividends and Distributions (234,056) (230,586)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(2,808,838) 129,211
Total Increase (Decrease) in Net Assets (2,561,110) 79,981
Net Assets
Beginning of period ..........................................................................................................................
3,159,560 3,079,579
End of period ................................................................................................................................
$ 598,450 $ 3,159,560
Institutional
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .............................................................................................................. $ 636,516
Reinvested ......................................................................................................... 234,045
Redeemed ..........................................................................................................
(3,679,399)
Net Increase (Decrease)
$ (2,808,838)
Shares:
Sold .............................................................................................................. 77,599
Reinvested ......................................................................................................... 28,552
Redeemed ..........................................................................................................
(440,883)
Net Increase (Decrease)
(334,732)
Year Ended October 31, 2023
Dollars:
Sold .............................................................................................................. $ 320,852
Reinvested ......................................................................................................... 230,586
Redeemed ..........................................................................................................
(422,227)
Net Increase (Decrease)
$ 129,211
Shares:
Sold .............................................................................................................. 40,276
Reinvested ......................................................................................................... 29,097
Redeemed ..........................................................................................................
(52,934)
Net Increase (Decrease)
16,439
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (234,056)
Total Dividends and Distributions
$ (234,056)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (230,586)
Total Dividends and Distributions
$ (230,586)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Yield Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 184,637 $ 135,628
Net realized gain (loss) on investments and foreign currencies ............................................................................. (28,848) (24,093)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
203,692 25,453
Net Increase (Decrease) in Net Assets Resulting from Operations 359,481 136,988
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (186,299) (139,190)
Total Dividends and Distributions (186,299) (139,190)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
3,363,425 151,981
Total Increase (Decrease) in Net Assets 3,536,607 149,779
Net Assets
Beginning of period ..........................................................................................................................
2,313,896 2,164,117
End of period ................................................................................................................................
$ 5,850,503 $ 2,313,896
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .............................................................................. $ 179,731 $ 4,085 $ 353,964 $ 3,580,232
Reinvested ......................................................................... 24,587 1,473 82,990 67,494
Redeemed ..........................................................................
(230,309) (12,646) (360,074) (328,102)
Net Increase (Decrease)
$ (25,991) $ (7,088) $ 76,880 $ 3,319,624
Shares:
Sold .............................................................................. 26,757 597 53,569 527,397
Reinvested ......................................................................... 3,648 216 12,431 10,063
Redeemed ..........................................................................
(34,361) (1,853) (54,174) (48,882)
Net Increase (Decrease)
(3,956) (1,040) 11,826 488,578
Year Ended October 31, 2023
Dollars:
Sold .............................................................................. $ 209,529 $ 4,090 $ 466,012 $ 291,252
Reinvested ......................................................................... 23,640 1,740 70,505 32,987
Redeemed ..........................................................................
(247,524) (16,630) (492,637) (190,983)
Net Increase (Decrease)
$ (14,355) $ (10,800) $ 43,880 $ 133,256
Shares:
Sold .............................................................................. 32,463 625 72,837 45,404
Reinvested ......................................................................... 3,662 266 11,019 5,156
Redeemed ..........................................................................
(38,317) (2,543) (77,211) (29,864)
Net Increase (Decrease)
(2,192) (1,652) 6,645 20,696
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................. $ (26,086) $ (1,489) $ (87,201) $ (71,523)
Total Dividends and Distributions
$ (26,086) $ (1,489) $ (87,201) $ (71,523)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................. $ (25,115) $ (1,756) $ (74,140) $ (38,179)
Total Dividends and Distributions
$ (25,115) $ (1,756) $ (74,140) $ (38,179)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 63,471 $ 59,016
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (51,949) (61,219)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .............................................................................................................................
120,057 (4,040)
Net Increase (Decrease) in Net Assets Resulting from Operations 131,579 (6,243)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (53,740) (94,099)
Total Dividends and Distributions (53,740) (94,099)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
689,127 (77,747)
Total Increase (Decrease) in Net Assets 766,966 (178,089)
Net Assets
Beginning of period ..........................................................................................................................
1,471,972 1,650,061
End of period ................................................................................................................................
$ 2,238,938 $ 1,471,972
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 2,333 $ 1,001,932 $ 344 $ 1,406 $ 873 $ 195
Reinvested .................................................... 488 52,998 20 154 25 55
Redeemed .....................................................
(5,827) (360,780) (551) (1,802) (577) (2,159)
Net Increase (Decrease)
$ (3,006) $ 694,150 $ (187) $ (242) $ 321 $ (1,909)
Shares:
Sold ......................................................... 320 129,243 48 191 117 26
Reinvested .................................................... 67 6,883 3 21 3 7
Redeemed .....................................................
(804) (46,546) (77) (247) (76) (285)
Net Increase (Decrease)
(417) 89,580 (26) (35) 44 (252)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 2,616 $ 174,642 $ 82 $ 1,130 $ 557 $ 1,408
Reinvested .................................................... 1,031 92,111 36 400 236 285
Redeemed .....................................................
(6,589) (337,108) (65) (3,148) (3,209) (2,162)
Net Increase (Decrease)
$ (2,942) $ (70,355) $ 53 $ (1,618) $ (2,416) $ (469)
Shares:
Sold ......................................................... 355 22,375 12 150 74 182
Reinvested .................................................... 143 12,025 5 55 32 38
Redeemed .....................................................
(893) (42,285) (9) (424) (439) (283)
Net Increase (Decrease)
(395) (7,885) 8 (219) (333) (63)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (488) $ (52,998) $ (20) $ (154) $ (25) $ (55)
Total Dividends and Distributions
$ (488) $ (52,998) $ (20) $ (154) $ (25) $ (55)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,031) $ (92,111) $ (36) $ (400) $ (236) $ (285)
Total Dividends and Distributions
$ (1,031) $ (92,111) $ (36) $ (400) $ (236) $ (285)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Equity Fund
(a)
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 6,295 $ 9,322
Net realized gain (loss) on investments and foreign currencies ............................................................................. 58,462 (3,421)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
2,722 23,335
Net Increase (Decrease) in Net Assets Resulting from Operations 67,479 29,236
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,044) (8,890)
Total Dividends and Distributions (9,044) (8,890)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(100,201) (21,771)
Total Increase (Decrease) in Net Assets (41,766) (1,425)
Net Assets
Beginning of period ..........................................................................................................................
273,466 274,891
End of period ................................................................................................................................
$ 231,700 $ 273,466
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 10,079 $ 159 $ 144 $ 18 $ 254 $ 66,233
Reinvested .................................................... 2,819 27 25 8 64 4,791
Redeemed .....................................................
(99,235) (134) (235) (74) (368) (84,776)
Net Increase (Decrease)
$ (86,337) $ 52 $ (66) $ (48) $ (50) $ (13,752)
Shares:
Sold ......................................................... 724 11 10 1 18 4,775
Reinvested .................................................... 212 2 2 1 5 361
Redeemed .....................................................
(7,063) (9) (17) (5) (26) (5,929)
Net Increase (Decrease)
(6,127) 4 (5) (3) (3) (793)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 36,853 $ 217 $ 193 $ 61 $ 1,979 $ 23,151
Reinvested .................................................... 2,720 21 39 53 17 4,900
Redeemed .....................................................
(45,842) (196) (1,084) (1,839) (478) (42,536)
Net Increase (Decrease)
$ (6,269) $ 42 $ (852) $ (1,725) $ 1,518 $ (14,485)
Shares:
Sold ......................................................... 2,921 17 16 6 164 1,847
Reinvested .................................................... 231 2 3 4 1 417
Redeemed .....................................................
(3,649) (15) (85) (152) (37) (3,342)
Net Increase (Decrease)
(497) 4 (66) (142) 128 (1,078)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2,874) $ (27) $ (25) $ (8) $ (64) $ (6,046)
Total Dividends and Distributions
$ (2,874) $ (27) $ (25) $ (8) $ (64) $ (6,046)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (2,769) $ (21) $ (39) $ (53) $ (17) $ (5,991)
Total Dividends and Distributions
$ (2,769) $ (21) $ (39) $ (53) $ (17) $ (5,991)
(a)
Effective July 31, 2024, International Fund I changed its name to International Equity Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,598 $ (1,169)
Net realized gain (loss) on investments and futures ......................................................................................... 2,999,291 743,379
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
589,369 887,095
Net Increase (Decrease) in Net Assets Resulting from Operations 3,592,258 1,629,305
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (693,832) (970,970)
Total Dividends and Distributions (693,832) (970,970)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(3,309,854) 262,742
Total Increase (Decrease) in Net Assets (411,428) 921,077
Net Assets
Beginning of period ..........................................................................................................................
10,483,885 9,562,808
End of period ................................................................................................................................
$ 10,072,457 $ 10,483,885
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 21,554 $ 50,299 $ 122,781 $ 1,024 $ 9,670 $ 10,086 $ 12,122 $ 535,474
Reinvested ............................... 29,057 29,333 161,110 817 5,083 3,615 10,181 452,427
Redeemed ................................
(71,700) (68,361) (2,563,754) (2,884) (25,431) (30,965) (76,700) (1,924,692)
Net Increase (Decrease)
$ (21,089) $ 11,271 $ (2,279,863) $ (1,043) $ (10,678) $ (17,264) $ (54,397) $ (936,791)
Shares:
Sold .................................... 1,235 3,801 6,658 76 624 634 698 27,504
Reinvested ............................... 1,829 2,473 9,421 67 364 246 642 26,396
Redeemed ................................
(4,040) (5,149) (141,759) (208) (1,626) (1,882) (4,461) (100,498)
Net Increase (Decrease)
(976) 1,125 (125,680) (65) (638) (1,002) (3,121) (46,598)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 25,470 $ 45,787 $ 234,682 $ 1,356 $ 10,178 $ 8,430 $ 16,955 $ 673,776
Reinvested ............................... 40,388 36,370 238,720 1,144 6,902 5,381 16,778 622,445
Redeemed ................................
(54,588) (40,543) (493,104) (2,580) (14,679) (16,878) (52,692) (1,046,956)
Net Increase (Decrease)
$ 11,270 $ 41,614 $ (19,702) $ (80) $ 2,401 $ (3,067) $ (18,959) $ 249,265
Shares:
Sold .................................... 1,738 4,073 15,610 122 793 640 1,192 43,880
Reinvested ............................... 3,294 3,898 18,237 119 633 473 1,373 47,479
Redeemed ................................
(3,804) (3,710) (32,300) (220) (1,164) (1,274) (3,652) (67,828)
Net Increase (Decrease)
1,228 4,261 1,547 21 262 (161) (1,087) 23,531
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (29,506) $ (29,394) $ (162,746) $ (817) $ (5,124) $ (3,615) $ (10,181) $ (452,449)
Total Dividends and Distributions
$ (29,506) $ (29,394) $ (162,746) $ (817) $ (5,124) $ (3,615) $ (10,181) $ (452,449)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (41,160) $ (36,417) $ (240,663) $ (1,144) $ (6,951) $ (5,381) $ (16,778) $ (622,476)
Total Dividends and Distributions
$ (41,160) $ (36,417) $ (240,663) $ (1,144) $ (6,951) $ (5,381) $ (16,778) $ (622,476)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 102,062 $ 88,355
Net realized gain (loss) on investments and futures ......................................................................................... 140,516 218,075
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
2,065,437 234,142
Net Increase (Decrease) in Net Assets Resulting from Operations 2,308,015 540,572
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (279,092) (152,697)
Total Dividends and Distributions (279,092) (152,697)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
494,419 207,054
Total Increase (Decrease) in Net Assets 2,523,342 594,929
Net Assets
Beginning of period ..........................................................................................................................
6,142,637 5,547,708
End of period ................................................................................................................................
$ 8,665,979 $ 6,142,637
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 75,556 N/A $ 167,428 $ 1,181,649 $ 2,737 $ 30,446 $ 31,167 $ 58,639
Reinvested ............................... 25,910 N/A 40,038 192,168 435 5,519 4,375 10,019
Redeemed ................................
(112,622) N/A (153,959) (890,819) (3,641) (47,058) (36,789) (86,779)
Net Increase (Decrease)
$ (11,156) N/A $ 53,507 $ 482,998 $ (469) $ (11,093) $ (1,247) $ (18,121)
Shares:
Sold .................................... 2,981 N/A 6,675 45,312 109 1,194 1,238 2,247
Reinvested ............................... 1,116 N/A 1,749 8,269 19 237 187 423
Redeemed ................................
(4,435) N/A (6,104) (35,138) (139) (1,845) (1,429) (3,338)
Net Increase (Decrease)
(338) N/A 2,320 18,443 (11) (414) (4) (668)
Year Ended October 31, 2023
(a)
Dollars:
Sold .................................... $ 109,916 $ 2,508 $ 101,983 $ 1,000,055 $ 2,357 $ 29,350 $ 23,956 $ 39,745
Reinvested ............................... 14,068 740 22,116 103,161 239 2,944 2,504 6,581
Redeemed ................................
(90,345) (51,334) (97,831) (854,636) (3,558) (38,481) (36,321) (82,663)
Net Increase (Decrease)
$ 33,639 $ (48,086) $ 26,268 $ 248,580 $ (962) $ (6,187) $ (9,861) $ (36,337)
Shares:
Sold .................................... 5,207 129 4,857 47,660 112 1,389 1,137 1,857
Reinvested ............................... 723 40 1,153 5,303 12 151 128 332
Redeemed ................................
(4,282) (2,529) (4,703) (40,851) (168) (1,835) (1,717) (3,840)
Net Increase (Decrease)
1,648 (2,360) 1,307 12,112 (44) (295) (452) (1,651)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (26,467) $ N/A $ (40,087) $ (192,190) $ (435) $ (5,519) $ (4,375) $ (10,019)
Total Dividends and Distributions
$ (26,467) $ N/A $ (40,087) $ (192,190) $ (435) $ (5,519) $ (4,375) $ (10,019)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on
investments ............................... $ (14,375) $ (746) $ (22,140) $ (103,168) $ (239) $ (2,944) $ (2,504) $ (6,581)
Total Dividends and Distributions
$ (14,375) $ (746) $ (22,140) $ (103,168) $ (239) $ (2,944) $ (2,504) $ (6,581)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 52,191 $ 43,234
Net realized gain (loss) on investments and futures ......................................................................................... 249,365 67,025
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
500,379 (112,229)
Net Increase (Decrease) in Net Assets Resulting from Operations 801,935 (1,970)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (93,690) (255,076)
Total Dividends and Distributions (93,690) (255,076)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
430,790 171,418
Total Increase (Decrease) in Net Assets 1,139,035 (85,628)
Net Assets
Beginning of period ..........................................................................................................................
2,649,451 2,735,079
End of period ................................................................................................................................
$ 3,788,486 $ 2,649,451
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 3,825 $ 783,183 $ 457 $ 1,248 $ 70 $ 760
Reinvested .................................................... 2,506 90,694 92 162 36 185
Redeemed .....................................................
(12,838) (433,705) (1,137) (1,946) (376) (2,426)
Net Increase (Decrease)
$ (6,507) $ 440,172 $ (588) $ (536) $ (270) $ (1,481)
Shares:
Sold ......................................................... 205 41,333 25 61 4 39
Reinvested .................................................... 143 5,063 5 8 2 10
Redeemed .....................................................
(697) (22,714) (60) (94) (20) (122)
Net Increase (Decrease)
(349) 23,682 (30) (25) (14) (73)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 7,737 $ 446,915 $ 385 $ 1,577 $ 343 $ 1,444
Reinvested .................................................... 7,902 245,642 351 500 179 500
Redeemed .....................................................
(13,230) (523,787) (957) (1,675) (1,164) (1,244)
Net Increase (Decrease)
$ 2,409 $ 168,770 $ (221) $ 402 $ (642) $ 700
Shares:
Sold ......................................................... 444 26,032 22 85 20 83
Reinvested .................................................... 476 14,493 21 28 10 29
Redeemed .....................................................
(783) (30,320) (55) (90) (68) (70)
Net Increase (Decrease)
137 10,205 (12) 23 (38) 42
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2,512) $ (90,703) $ (92) $ (162) $ (36) $ (185)
Total Dividends and Distributions
$ (2,512) $ (90,703) $ (92) $ (162) $ (36) $ (185)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (7,903) $ (245,643) $ (351) $ (500) $ (179) $ (500)
Total Dividends and Distributions
$ (7,903) $ (245,643) $ (351) $ (500) $ (179) $ (500)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 99,837 $ (9,108)
Net realized gain (loss) on investments and foreign currencies ............................................................................. 903,742 555,663
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
6,629,069 714,958
Net Increase (Decrease) in Net Assets Resulting from Operations 7,632,648 1,261,513
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (539,512) (566,463)
Total Dividends and Distributions (539,512) (566,463)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,776,803 (978,780)
Total Increase (Decrease) in Net Assets 9,869,939 (283,730)
Net Assets
Beginning of period ..........................................................................................................................
18,214,322 18,498,052
End of period ................................................................................................................................
$ 28,084,261 $ 18,214,322
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 210,410 $ 4,271 $ 14,804 $ 3,323,888 $ 8,855 $ 6,141 $ 7,424 $ 27,606 $ 3,299,231
Reinvested ..................... 42,950 1,033 9,096 239,184 2,720 1,244 1,322 6,331 154,952
Redeemed ......................
(414,789) (10,757) (40,145) (2,317,620) (9,834) (11,798) (10,913) (52,067) (1,716,736)
Net Increase (Decrease)
$ (161,429) $ (5,453) $ (16,245) $ 1,245,452 $ 1,741 $ (4,413) $ (2,167) $ (18,130) $ 1,737,447
Shares:
Sold .......................... 5,344 132 397 80,671 253 164 186 696 79,022
Reinvested ..................... 1,182 34 261 6,305 85 36 36 171 4,076
Redeemed ......................
(10,795) (329) (1,060) (56,672) (285) (312) (274) (1,294) (41,372)
Net Increase (Decrease)
(4,269) (163) (402) 30,304 53 (112) (52) (427) 41,726
Year Ended October 31, 2023
Dollars:
Sold .......................... $ 147,607 $ 2,726 $ 6,262 $ 1,805,590 $ 2,999 $ 4,831 $ 4,729 $ 31,089 $ 2,106,752
Reinvested ..................... 47,800 1,440 9,751 274,727 2,995 1,445 1,534 9,397 122,537
Redeemed ......................
(253,939) (15,481) (25,195) (3,548,645) (10,979) (11,503) (12,065) (128,492) (1,556,692)
Net Increase (Decrease)
$ (58,532) $ (11,315) $ (9,182) $ (1,468,328) $ (4,985) $ (5,227) $ (5,802) $ (88,006) $ 672,597
Shares:
Sold .......................... 4,557 99 199 53,637 105 154 142 946 61,243
Reinvested ..................... 1,523 55 324 8,422 107 48 48 295 3,753
Redeemed ......................
(7,820) (564) (807) (104,725) (382) (365) (360) (3,957) (46,404)
Net Increase (Decrease)
(1,740) (410) (284) (42,666) (170) (163) (170) (2,716) 18,592
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (45,426) $ (1,043) $ (9,105) $ (263,088) $ (2,720) $ (1,251) $ (1,322) $ (6,332) $ (209,225)
Total Dividends and Distributions
$ (45,426) $ (1,043) $ (9,105) $ (263,088) $ (2,720) $ (1,251) $ (1,322) $ (6,332) $ (209,225)
Year Ended October 31, 2023
From net investment income and net
realized gain on investments ......... $ (50,669) $ (1,456) $ (9,754) $ (305,189) $ (2,995) $ (1,451) $ (1,534) $ (9,402) $ (184,013)
Total Dividends and Distributions
$ (50,669) $ (1,456) $ (9,754) $ (305,189) $ (2,995) $ (1,451) $ (1,534) $ (9,402) $ (184,013)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ (551) $ (610)
Net realized gain (loss) on investments ...................................................................................................... 13,456 4,296
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
43,226 (13,543)
Net Increase (Decrease) in Net Assets Resulting from Operations 56,131 (9,857)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – –
Total Dividends and Distributions – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(37,827) (32,430)
Total Increase (Decrease) in Net Assets 18,304 (42,287)
Net Assets
Beginning of period ..........................................................................................................................
193,934 236,221
End of period ................................................................................................................................
$ 212,238 $ 193,934
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 5,614 $ 29,496 $ 83 $ 2,639 $ 847 $ 1,027
Redeemed .....................................................
(18,351) (47,691) (239) (8,281) (1,345) (1,626)
Net Increase (Decrease)
$ (12,737) $ (18,195) $ (156) $ (5,642) $ (498) $ (599)
Shares:
Sold ......................................................... 856 3,041 13 307 89 99
Redeemed .....................................................
(2,816) (4,966) (35) (938) (142) (158)
Net Increase (Decrease)
(1,960) (1,925) (22) (631) (53) (59)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 8,677 $ 27,572 $ 122 $ 3,465 $ 692 $ 1,247
Redeemed .....................................................
(15,630) (49,966) (192) (4,859) (877) (2,681)
Net Increase (Decrease)
$ (6,953) $ (22,394) $ (70) $ (1,394) $ (185) $ (1,434)
Shares:
Sold ......................................................... 1,438 3,064 20 439 82 134
Redeemed .....................................................
(2,633) (5,542) (29) (614) (100) (290)
Net Increase (Decrease)
(1,195) (2,478) (9) (175) (18) (156)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ (870) $ (1,340)
Net realized gain (loss) on investments and futures ......................................................................................... 234,023 88,205
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
7,797 (100,508)
Net Increase (Decrease) in Net Assets Resulting from Operations 240,950 (13,643)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (86,313) (21,268)
Total Dividends and Distributions (86,313) (21,268)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(794,660) (55,031)
Total Increase (Decrease) in Net Assets (640,023) (89,942)
Net Assets
Beginning of period ..........................................................................................................................
1,078,084 1,168,026
End of period ................................................................................................................................
$ 438,061 $ 1,078,084
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 2,266 $ 94,718 $ 187 $ 700 $ 970 $ 427
Reinvested .................................................... 4,200 81,327 123 247 165 236
Redeemed .....................................................
(6,120) (969,941) (289) (1,295) (1,155) (1,426)
Net Increase (Decrease)
$ 346 $ (793,896) $ 21 $ (348) $ (20) $ (763)
Shares:
Sold ......................................................... 296 7,940 26 72 89 37
Reinvested .................................................... 571 7,255 17 26 16 21
Redeemed .....................................................
(798) (83,574) (39) (132) (108) (123)
Net Increase (Decrease)
69 (68,379) 4 (34) (3) (65)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 3,518 $ 122,806 $ 179 $ 969 $ 185 $ 883
Reinvested .................................................... 1,005 20,086 32 72 27 46
Redeemed .....................................................
(5,292) (196,830) (337) (1,813) (172) (395)
Net Increase (Decrease)
$ (769) $ (53,938) $ (126) $ (772) $ 40 $ 534
Shares:
Sold ......................................................... 465 10,959 25 103 18 81
Reinvested .................................................... 144 1,971 5 8 3 5
Redeemed .....................................................
(699) (17,915) (47) (193) (16) (36)
Net Increase (Decrease)
(90) (4,985) (17) (82) 5 50
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (4,215) $ (81,327) $ (123) $ (247) $ (165) $ (236)
Total Dividends and Distributions
$ (4,215) $ (81,327) $ (123) $ (247) $ (165) $ (236)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,005) $ (20,086) $ (32) $ (72) $ (27) $ (46)
Total Dividends and Distributions
$ (1,005) $ (20,086) $ (32) $ (72) $ (27) $ (46)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 18,789 $ 17,499
Net realized gain (loss) on investments and futures ......................................................................................... 170,317 46,482
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
194,282 (78,084)
Net Increase (Decrease) in Net Assets Resulting from Operations 383,388 (14,103)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (51,176) (86,811)
Total Dividends and Distributions (51,176) (86,811)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(282,404) 85,014
Total Increase (Decrease) in Net Assets 49,808 (15,900)
Net Assets
Beginning of period ..........................................................................................................................
1,223,412 1,239,312
End of period ................................................................................................................................
$ 1,273,220 $ 1,223,412
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 13,425 $ 61,402 $ 994 $ 9,089 $ 9,739 $ 20,828 $ 165,034
Reinvested .......................................... 5,164 7,313 178 2,080 1,410 2,866 32,040
Redeemed ...........................................
(20,998) (88,287) (2,176) (20,246) (16,204) (30,874) (435,181)
Net Increase (Decrease)
$ (2,409) $ (19,572) $ (1,004) $ (9,077) $ (5,055) $ (7,180) $ (238,107)
Shares:
Sold ............................................... 608 2,663 44 382 412 854 7,210
Reinvested .......................................... 245 332 8 92 62 125 1,457
Redeemed ...........................................
(947) (3,833) (95) (852) (677) (1,276) (18,523)
Net Increase (Decrease)
(94) (838) (43) (378) (203) (297) (9,856)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 13,993 $ 109,872 $ 734 $ 11,349 $ 9,197 $ 16,021 $ 211,093
Reinvested .......................................... 9,062 12,693 343 4,261 2,647 6,198 51,390
Redeemed ...........................................
(17,471) (112,122) (1,023) (19,412) (13,880) (35,184) (174,747)
Net Increase (Decrease)
$ 5,584 $ 10,443 $ 54 $ (3,802) $ (2,036) $ (12,965) $ 87,736
Shares:
Sold ............................................... 699 5,231 36 532 432 740 10,228
Reinvested .......................................... 479 644 18 211 130 302 2,608
Redeemed ...........................................
(881) (5,375) (50) (903) (643) (1,616) (8,399)
Net Increase (Decrease)
297 500 4 (160) (81) (574) 4,437
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (5,174) $ (7,428) $ (178) $ (2,080) $ (1,410) $ (2,866) $ (32,040)
Total Dividends and Distributions
$ (5,174) $ (7,428) $ (178) $ (2,080) $ (1,410) $ (2,866) $ (32,040)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (9,077) $ (12,895) $ (343) $ (4,261) $ (2,647) $ (6,198) $ (51,390)
Total Dividends and Distributions
$ (9,077) $ (12,895) $ (343) $ (4,261) $ (2,647) $ (6,198) $ (51,390)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 44,128 $ 52,195
Net realized gain (loss) on investments and futures ......................................................................................... 507,889 125,149
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
375,822 (229,023)
Net Increase (Decrease) in Net Assets Resulting from Operations 927,839 (51,679)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (173,151) (253,175)
Total Dividends and Distributions (173,151) (253,175)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(1,332,510) 87,431
Total Increase (Decrease) in Net Assets (577,822) (217,423)
Net Assets
Beginning of period ..........................................................................................................................
3,418,165 3,635,588
End of period ................................................................................................................................
$ 2,840,343 $ 3,418,165
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 4,804 $ 4,989 $ 177,063 $ 225 $ 1,867 $ 632 $ 6,256 $ 192,516
Reinvested ............................... 1,851 7,886 50,961 90 470 379 1,314 106,679
Redeemed ................................
(9,413) (25,047) (270,998) (676) (3,656) (2,938) (12,352) (1,565,412)
Net Increase (Decrease)
$ (2,758) $ (12,172) $ (42,974) $ (361) $ (1,319) $ (1,927) $ (4,782) $ (1,266,217)
Shares:
Sold .................................... 274 290 10,266 15 112 37 364 11,205
Reinvested ............................... 114 492 3,128 6 29 24 81 6,530
Redeemed ................................
(550) (1,482) (15,944) (42) (219) (175) (728) (88,494)
Net Increase (Decrease)
(162) (700) (2,550) (21) (78) (114) (283) (70,759)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 5,800 $ 10,725 $ 381,509 $ 224 $ 2,865 $ 2,496 $ 9,302 $ 220,834
Reinvested ............................... 3,013 12,064 77,708 158 741 623 2,096 154,089
Redeemed ................................
(11,087) (25,731) (393,911) (637) (4,252) (4,078) (8,809) (348,311)
Net Increase (Decrease)
$ (2,274) $ (2,942) $ 65,306 $ (255) $ (646) $ (959) $ 2,589 $ 26,612
Shares:
Sold .................................... 364 676 23,893 14 183 160 584 13,892
Reinvested ............................... 196 793 5,029 11 49 41 137 9,948
Redeemed ................................
(707) (1,656) (24,890) (42) (270) (260) (561) (22,191)
Net Increase (Decrease)
(147) (187) 4,032 (17) (38) (59) 160 1,649
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (1,861) $ (7,902) $ (54,454) $ (90) $ (470) $ (379) $ (1,314) $ (106,681)
Total Dividends and Distributions
$ (1,861) $ (7,902) $ (54,454) $ (90) $ (470) $ (379) $ (1,314) $ (106,681)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (3,038) $ (12,073) $ (80,357) $ (158) $ (741) $ (623) $ (2,096) $ (154,089)
Total Dividends and Distributions
$ (3,038) $ (12,073) $ (80,357) $ (158) $ (741) $ (623) $ (2,096) $ (154,089)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 50,745 $ 43,022
Net realized gain (loss) on investments ...................................................................................................... – 1
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 50,745 43,023
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (50,745) (43,023)
Total Dividends and Distributions (50,745) (43,023)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
53,496 17,671
Total Increase (Decrease) in Net Assets 53,496 17,671
Net Assets
Beginning of period ..........................................................................................................................
996,332 978,661
End of period ................................................................................................................................
$ 1,049,828 $ 996,332
Class A Class J
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ................................................................................................... $ 176,254 $ 238,989
Reinvested .............................................................................................. 16,551 33,594
Redeemed ...............................................................................................
(185,692) (226,200)
Net Increase (Decrease)
$ 7,113 $ 46,383
Shares:
Sold ................................................................................................... 176,254 238,989
Reinvested .............................................................................................. 16,551 33,594
Redeemed ...............................................................................................
(185,692) (226,200)
Net Increase (Decrease)
7,113 46,383
Year Ended October 31, 2023
Dollars:
Sold ................................................................................................... $ 205,853 $ 237,445
Reinvested .............................................................................................. 14,795 27,683
Redeemed ...............................................................................................
(231,649) (236,456)
Net Increase (Decrease)
$ (11,001) $ 28,672
Shares:
Sold ................................................................................................... 205,853 237,445
Reinvested .............................................................................................. 14,795 27,683
Redeemed ...............................................................................................
(231,649) (236,456)
Net Increase (Decrease)
(11,001) 28,672
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (16,902) $ (33,843)
Total Dividends and Distributions
$ (16,902) $ (33,843)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (15,098) $ (27,925)
Total Dividends and Distributions
$ (15,098) $ (27,925)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Overseas Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 61,138 $ 63,041
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... 244,432 97,108
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
105,772 215,727
Net Increase (Decrease) in Net Assets Resulting from Operations 411,342 375,876
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (146,491) (150,333)
Total Dividends and Distributions (146,491) (150,333)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(1,250,426) 214,393
Total Increase (Decrease) in Net Assets (985,575) 439,936
Net Assets
Beginning of period ..........................................................................................................................
2,144,649 1,704,713
End of period ................................................................................................................................
$ 1,159,074 $ 2,144,649
Institutional R-1 R-3 R-4
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .............................................................................. $ 303,136 N/A $ 163 $ 172
Reinvested ......................................................................... 146,377 N/A 46 56
Redeemed ..........................................................................
(1,699,449) N/A (743) (184)
Net Increase (Decrease)
$ (1,249,936) N/A $ (534) $ 44
Shares:
Sold .............................................................................. 28,279 N/A 16 17
Reinvested ......................................................................... 13,686 N/A 4 5
Redeemed ..........................................................................
(151,885) N/A (68) (17)
Net Increase (Decrease)
(109,920) N/A (48) 5
Year Ended October 31, 2023
(a)
Dollars:
Sold .............................................................................. $ 481,485 – $ 244 $ 310
Reinvested ......................................................................... 150,243 1 39 48
Redeemed ..........................................................................
(417,748) (37) (85) (107)
Net Increase (Decrease)
$ 213,980 $ (36) $ 198 $ 251
Shares:
Sold .............................................................................. 46,645 – 24 29
Reinvested ......................................................................... 16,054 – 4 5
Redeemed ..........................................................................
(40,428) (4) (8) (10)
Net Increase (Decrease)
22,271 (4) 20 24
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................. $ (146,389) $ N/A $ (46) $ (56)
Total Dividends and Distributions
$ (146,389) $ N/A $ (46) $ (56)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments .................................. $ (150,245) $ (1) $ (39) $ (48)
Total Dividends and Distributions
$ (150,245) $ (1) $ (39) $ (48)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on January 13, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 34,205 $ 32,082
Net realized gain (loss) on investments and foreign currencies ............................................................................. 316,148 11,252
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,015,431 262,932
Net Increase (Decrease) in Net Assets Resulting from Operations 1,365,784 306,266
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (34,748) (27,304)
Total Dividends and Distributions (34,748) (27,304)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(162,870) 84,366
Total Increase (Decrease) in Net Assets 1,168,166 363,328
Net Assets
Beginning of period ..........................................................................................................................
3,502,028 3,138,700
End of period ................................................................................................................................
$ 4,670,194 $ 3,502,028
Class A Class C Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 47,544 N/A $ 486,377 $ 206 $ 11,877 $ 2,501 $ 8,218
Reinvested .......................................... 8,457 N/A 25,691 2 159 69 266
Redeemed ...........................................
(140,298) N/A (592,609) (352) (4,191) (1,483) (15,304)
Net Increase (Decrease)
$ (84,297) N/A $ (80,541) $ (144) $ 7,845 $ 1,087 $ (6,820)
Shares:
Sold ............................................... 648 N/A 6,491 3 160 33 110
Reinvested .......................................... 127 N/A 373 – 2 1 4
Redeemed ...........................................
(1,936) N/A (7,804) (5) (57) (20) (200)
Net Increase (Decrease)
(1,161) N/A (940) (2) 105 14 (86)
Year Ended October 31, 2023
(a)
Dollars:
Sold ............................................... $ 54,736 $ 1,349 $ 423,511 $ 153 $ 7,964 $ 2,293 $ 5,272
Reinvested .......................................... 6,978 81 19,818 2 80 50 217
Redeemed ...........................................
(107,357) (25,101) (293,407) (527) (4,815) (2,426) (4,505)
Net Increase (Decrease)
$ (45,643) $ (23,671) $ 149,922 $ (372) $ 3,229 $ (83) $ 984
Shares:
Sold ............................................... 952 42 6,941 3 136 40 91
Reinvested .......................................... 132 3 363 – 2 1 4
Redeemed ...........................................
(1,865) (756) (4,893) (9) (85) (43) (76)
Net Increase (Decrease)
(781) (711) 2,411 (6) 53 (2) 19
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (8,560) $ N/A $ (25,692) $ (2) $ (159) $ (69) $ (266)
Total Dividends and Distributions
$ (8,560) $ N/A $ (25,692) $ (2) $ (159) $ (69) $ (266)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ... $ (7,055) $ (81) $ (19,819) $ (2) $ (80) $ (50) $ (217)
Total Dividends and Distributions
$ (7,055) $ (81) $ (19,819) $ (2) $ (80) $ (50) $ (217)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 7,570 $ 7,764
Net realized gain (loss) on investments ...................................................................................................... 9,733 5,772
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
21,833 (2,955)
Net Increase (Decrease) in Net Assets Resulting from Operations 39,136 10,581
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (11,718) (20,119)
Total Dividends and Distributions (11,718) (20,119)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(38,427) (14,216)
Total Increase (Decrease) in Net Assets (11,009) (23,754)
Net Assets
Beginning of period ..........................................................................................................................
247,305 271,059
End of period ................................................................................................................................
$ 236,296 $ 247,305
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 16,787 $ 88 $ 1,326 $ 976 $ 1,118
Reinvested ............................................................... 9,832 57 699 337 793
Redeemed ................................................................
(55,736) (134) (6,156) (782) (7,632)
Net Increase (Decrease)
$ (29,117) $ 11 $ (4,131) $ 531 $ (5,721)
Shares:
Sold .................................................................... 1,961 10 162 117 133
Reinvested ............................................................... 1,171 7 86 41 96
Redeemed ................................................................
(6,546) (16) (745) (94) (906)
Net Increase (Decrease)
(3,414) 1 (497) 64 (677)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 19,436 $ 101 $ 2,120 $ 1,221 $ 1,750
Reinvested ............................................................... 16,727 144 1,290 587 1,371
Redeemed ................................................................
(47,473) (851) (5,092) (1,719) (3,828)
Net Increase (Decrease)
$ (11,310) $ (606) $ (1,682) $ 89 $ (707)
Shares:
Sold .................................................................... 2,372 13 266 148 219
Reinvested ............................................................... 2,090 19 166 75 175
Redeemed ................................................................
(5,778) (107) (635) (214) (478)
Net Increase (Decrease)
(1,316) (75) (203) 9 (84)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (9,832) $ (57) $ (699) $ (337) $ (793)
Total Dividends and Distributions
$ (9,832) $ (57) $ (699) $ (337) $ (793)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (16,727) $ (144) $ (1,290) $ (587) $ (1,371)
Total Dividends and Distributions
$ (16,727) $ (144) $ (1,290) $ (587) $ (1,371)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 70,084 $ 70,583
Net realized gain (loss) on investments ...................................................................................................... 106,970 66,952
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
233,888 (22,915)
Net Increase (Decrease) in Net Assets Resulting from Operations 410,942 114,620
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (122,193) (239,484)
Total Dividends and Distributions (122,193) (239,484)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(296,812) (175,097)
Total Increase (Decrease) in Net Assets (8,063) (299,961)
Net Assets
Beginning of period ..........................................................................................................................
2,333,002 2,632,963
End of period ................................................................................................................................
$ 2,324,939 $ 2,333,002
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 4,155 $ 8,117 $ 33,989 $ 971 $ 4,623 $ 2,049 $ 5,008
Reinvested .......................................... 3,968 33,418 75,658 511 2,866 1,268 4,344
Redeemed ...........................................
(12,728) (92,979) (311,605) (2,695) (17,134) (9,366) (31,250)
Net Increase (Decrease)
$ (4,605) $ (51,444) $ (201,958) $ (1,213) $ (9,645) $ (6,049) $ (21,898)
Shares:
Sold ............................................... 331 660 2,747 80 383 169 409
Reinvested .......................................... 325 2,787 6,256 42 240 106 361
Redeemed ...........................................
(1,020) (7,559) (25,168) (219) (1,402) (767) (2,535)
Net Increase (Decrease)
(364) (4,112) (16,165) (97) (779) (492) (1,765)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 4,374 $ 9,763 $ 33,854 $ 1,066 $ 4,615 $ 4,793 $ 7,431
Reinvested .......................................... 7,746 61,735 150,592 973 6,230 2,585 9,309
Redeemed ...........................................
(15,290) (77,387) (320,876) (1,898) (22,846) (12,107) (29,759)
Net Increase (Decrease)
$ (3,170) $ (5,889) $ (136,430) $ 141 $ (12,001) $ (4,729) $ (13,019)
Shares:
Sold ............................................... 365 834 2,876 91 396 406 634
Reinvested .......................................... 670 5,429 13,140 85 551 228 818
Redeemed ...........................................
(1,280) (6,606) (27,249) (161) (1,949) (1,022) (2,538)
Net Increase (Decrease)
(245) (343) (11,233) 15 (1,002) (388) (1,086)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (3,978) $ (33,464) $ (75,661) $ (511) $ (2,956) $ (1,269) $ (4,354)
Total Dividends and Distributions
$ (3,978) $ (33,464) $ (75,661) $ (511) $ (2,956) $ (1,269) $ (4,354)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (7,831) $ (61,789) $ (150,596) $ (973) $ (6,384) $ (2,586) $ (9,325)
Total Dividends and Distributions
$ (7,831) $ (61,789) $ (150,596) $ (973) $ (6,384) $ (2,586) $ (9,325)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 43,293 $ 39,666
Net realized gain (loss) on investments ...................................................................................................... 60,999 30,518
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
181,939 (380)
Net Increase (Decrease) in Net Assets Resulting from Operations 286,231 69,804
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (65,891) (115,870)
Total Dividends and Distributions (65,891) (115,870)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(135,358) 4,949
Total Increase (Decrease) in Net Assets 84,982 (41,117)
Net Assets
Beginning of period ..........................................................................................................................
1,475,054 1,516,171
End of period ................................................................................................................................
$ 1,560,036 $ 1,475,054
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 62,423 $ 596 $ 8,226 $ 4,669 $ 5,619
Reinvested ............................................................... 57,201 231 3,520 1,436 3,459
Redeemed ................................................................
(219,645) (1,695) (19,386) (13,326) (28,686)
Net Increase (Decrease)
$ (100,021) $ (868) $ (7,640) $ (7,221) $ (19,608)
Shares:
Sold .................................................................... 5,618 55 762 428 512
Reinvested ............................................................... 5,272 22 333 134 322
Redeemed ................................................................
(19,682) (155) (1,789) (1,226) (2,589)
Net Increase (Decrease)
(8,792) (78) (694) (664) (1,755)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 92,461 $ 807 $ 7,668 $ 8,519 $ 12,196
Reinvested ............................................................... 98,964 455 6,908 2,752 6,737
Redeemed ................................................................
(167,789) (1,526) (23,405) (14,705) (25,093)
Net Increase (Decrease)
$ 23,636 $ (264) $ (8,829) $ (3,434) $ (6,160)
Shares:
Sold .................................................................... 8,819 80 755 837 1,187
Reinvested ............................................................... 9,805 46 703 276 674
Redeemed ................................................................
(16,089) (150) (2,317) (1,428) (2,442)
Net Increase (Decrease)
2,535 (24) (859) (315) (581)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (57,213) $ (231) $ (3,552) $ (1,436) $ (3,459)
Total Dividends and Distributions
$ (57,213) $ (231) $ (3,552) $ (1,436) $ (3,459)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (98,966) $ (455) $ (6,960) $ (2,752) $ (6,737)
Total Dividends and Distributions
$ (98,966) $ (455) $ (6,960) $ (2,752) $ (6,737)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 134,242 $ 111,180
Net realized gain (loss) on investments ...................................................................................................... 202,798 109,429
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
742,399 24,542
Net Increase (Decrease) in Net Assets Resulting from Operations 1,079,439 245,151
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (221,269) (469,313)
Total Dividends and Distributions (221,269) (469,313)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(259,241) 122,502
Total Increase (Decrease) in Net Assets 598,929 (101,660)
Net Assets
Beginning of period ..........................................................................................................................
4,884,633 4,986,293
End of period ................................................................................................................................
$ 5,483,562 $ 4,884,633
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 10,257 $ 20,028 $ 127,973 $ 2,276 $ 12,427 $ 10,314 $ 20,460
Reinvested .......................................... 5,110 45,377 156,028 616 4,917 2,004 7,141
Redeemed ...........................................
(19,040) (130,557) (419,390) (2,816) (27,800) (19,412) (65,154)
Net Increase (Decrease)
$ (3,673) $ (65,152) $ (135,389) $ 76 $ (10,456) $ (7,094) $ (37,553)
Shares:
Sold ............................................... 728 1,445 9,188 164 899 712 1,466
Reinvested .......................................... 376 3,367 11,524 46 365 141 528
Redeemed ...........................................
(1,348) (9,374) (30,002) (203) (2,011) (1,338) (4,664)
Net Increase (Decrease)
(244) (4,562) (9,290) 7 (747) (485) (2,670)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 11,125 $ 21,859 $ 137,771 $ 1,955 $ 16,404 $ 10,959 $ 24,034
Reinvested .......................................... 11,130 96,733 327,057 1,413 10,708 4,313 17,342
Redeemed ...........................................
(24,362) (93,464) (357,956) (2,393) (24,072) (17,101) (50,953)
Net Increase (Decrease)
$ (2,107) $ 25,128 $ 106,872 $ 975 $ 3,040 $ (1,829) $ (9,577)
Shares:
Sold ............................................... 855 1,696 10,593 152 1,280 815 1,851
Reinvested .......................................... 896 7,842 26,381 115 870 333 1,402
Redeemed ...........................................
(1,868) (7,255) (27,820) (189) (1,851) (1,260) (3,944)
Net Increase (Decrease)
(117) 2,283 9,154 78 299 (112) (691)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (5,125) $ (45,403) $ (156,051) $ (616) $ (4,929) $ (2,004) $ (7,141)
Total Dividends and Distributions
$ (5,125) $ (45,403) $ (156,051) $ (616) $ (4,929) $ (2,004) $ (7,141)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (11,659) $ (96,757) $ (327,096) $ (1,413) $ (10,733) $ (4,313) $ (17,342)
Total Dividends and Distributions
$ (11,659) $ (96,757) $ (327,096) $ (1,413) $ (10,733) $ (4,313) $ (17,342)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 44,052 $ 31,891
Net realized gain (loss) on investments ...................................................................................................... 76,913 38,453
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
277,178 11,294
Net Increase (Decrease) in Net Assets Resulting from Operations 398,143 81,638
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (74,328) (110,203)
Total Dividends and Distributions (74,328) (110,203)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
14,432 164,266
Total Increase (Decrease) in Net Assets 338,247 135,701
Net Assets
Beginning of period ..........................................................................................................................
1,649,819 1,514,118
End of period ................................................................................................................................
$ 1,988,066 $ 1,649,819
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 124,682 $ 771 $ 11,893 $ 10,324 $ 8,630
Reinvested ............................................................... 65,544 248 3,481 1,460 3,554
Redeemed ................................................................
(148,631) (1,866) (20,768) (14,735) (30,155)
Net Increase (Decrease)
$ 41,595 $ (847) $ (5,394) $ (2,951) $ (17,971)
Shares:
Sold .................................................................... 9,826 62 967 804 686
Reinvested ............................................................... 5,360 21 291 121 293
Redeemed ................................................................
(11,768) (151) (1,686) (1,170) (2,376)
Net Increase (Decrease)
3,418 (68) (428) (245) (1,397)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 161,138 $ 1,072 $ 11,745 $ 6,930 $ 14,699
Reinvested ............................................................... 95,548 429 5,862 2,259 6,077
Redeemed ................................................................
(94,037) (1,265) (15,386) (8,455) (22,350)
Net Increase (Decrease)
$ 162,649 $ 236 $ 2,221 $ 734 $ (1,574)
Shares:
Sold .................................................................... 13,894 94 1,034 609 1,283
Reinvested ............................................................... 8,665 40 544 207 556
Redeemed ................................................................
(8,183) (112) (1,352) (738) (1,961)
Net Increase (Decrease)
14,376 22 226 78 (122)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (65,573) $ (248) $ (3,493) $ (1,460) $ (3,554)
Total Dividends and Distributions
$ (65,573) $ (248) $ (3,493) $ (1,460) $ (3,554)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (95,560) $ (429) $ (5,878) $ (2,259) $ (6,077)
Total Dividends and Distributions
$ (95,560) $ (429) $ (5,878) $ (2,259) $ (6,077)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 92,143 $ 66,501
Net realized gain (loss) on investments ...................................................................................................... 245,204 112,960
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
693,523 63,296
Net Increase (Decrease) in Net Assets Resulting from Operations 1,030,870 242,757
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (187,669) (311,210)
Total Dividends and Distributions (187,669) (311,210)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,516) 188,126
Total Increase (Decrease) in Net Assets 834,685 119,673
Net Assets
Beginning of period ..........................................................................................................................
3,926,875 3,807,202
End of period ................................................................................................................................
$ 4,761,560 $ 3,926,875
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 7,905 $ 15,767 $ 148,069 $ 2,409 $ 13,667 $ 8,702 $ 16,860
Reinvested .......................................... 4,566 34,543 135,331 486 4,402 1,902 6,413
Redeemed ...........................................
(12,110) (65,006) (252,637) (2,523) (18,258) (10,845) (48,159)
Net Increase (Decrease)
$ 361 $ (14,696) $ 30,763 $ 372 $ (189) $ (241) $ (24,886)
Shares:
Sold ............................................... 511 998 9,222 154 884 562 1,063
Reinvested .......................................... 309 2,298 8,882 32 295 127 424
Redeemed ...........................................
(783) (4,117) (15,905) (159) (1,168) (699) (3,031)
Net Increase (Decrease)
37 (821) 2,199 27 11 (10) (1,544)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 9,284 $ 15,254 $ 170,214 $ 1,880 $ 12,672 $ 7,337 $ 23,103
Reinvested .......................................... 7,980 58,614 220,969 897 7,359 3,199 11,959
Redeemed ...........................................
(17,141) (52,787) (227,896) (2,614) (15,147) (9,441) (37,569)
Net Increase (Decrease)
$ 123 $ 21,081 $ 163,287 $ 163 $ 4,884 $ 1,095 $ (2,507)
Shares:
Sold ............................................... 668 1,068 11,850 132 901 524 1,613
Reinvested .......................................... 606 4,379 16,297 67 554 240 889
Redeemed ...........................................
(1,220) (3,723) (15,973) (183) (1,074) (661) (2,621)
Net Increase (Decrease)
54 1,724 12,174 16 381 103 (119)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,577) $ (34,548) $ (135,341) $ (486) $ (4,402) $ (1,902) $ (6,413)
Total Dividends and Distributions
$ (4,577) $ (34,548) $ (135,341) $ (486) $ (4,402) $ (1,902) $ (6,413)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (8,163) $ (58,652) $ (220,981) $ (897) $ (7,359) $ (3,199) $ (11,959)
Total Dividends and Distributions
$ (8,163) $ (58,652) $ (220,981) $ (897) $ (7,359) $ (3,199) $ (11,959)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 28,751 $ 18,603
Net realized gain (loss) on investments ...................................................................................................... 68,773 38,635
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
274,661 22,599
Net Increase (Decrease) in Net Assets Resulting from Operations 372,185 79,837
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (61,879) (97,978)
Total Dividends and Distributions (61,879) (97,978)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
58,402 160,670
Total Increase (Decrease) in Net Assets 368,708 142,529
Net Assets
Beginning of period ..........................................................................................................................
1,315,009 1,172,480
End of period ................................................................................................................................
$ 1,683,717 $ 1,315,009
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 123,208 $ 487 $ 8,085 $ 3,899 $ 8,801
Reinvested ............................................................... 54,670 138 2,943 995 3,110
Redeemed ................................................................
(101,479) (1,043) (15,215) (6,591) (23,606)
Net Increase (Decrease)
$ 76,399 $ (418) $ (4,187) $ (1,697) $ (11,695)
Shares:
Sold .................................................................... 8,707 36 595 284 637
Reinvested ............................................................... 4,079 11 228 76 237
Redeemed ................................................................
(7,138) (76) (1,116) (481) (1,683)
Net Increase (Decrease)
5,648 (29) (293) (121) (809)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 140,868 $ 664 $ 8,242 $ 4,850 $ 13,756
Reinvested ............................................................... 84,996 305 5,262 1,686 5,703
Redeemed ................................................................
(68,417) (1,316) (10,393) (6,331) (19,205)
Net Increase (Decrease)
$ 157,447 $ (347) $ 3,111 $ 205 $ 254
Shares:
Sold .................................................................... 11,212 56 680 400 1,120
Reinvested ............................................................... 7,212 27 463 146 494
Redeemed ................................................................
(5,467) (110) (849) (513) (1,572)
Net Increase (Decrease)
12,957 (27) 294 33 42
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (54,688) $ (139) $ (2,944) $ (995) $ (3,113)
Total Dividends and Distributions
$ (54,688) $ (139) $ (2,944) $ (995) $ (3,113)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (85,012) $ (308) $ (5,263) $ (1,686) $ (5,709)
Total Dividends and Distributions
$ (85,012) $ (308) $ (5,263) $ (1,686) $ (5,709)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 51,498 $ 34,290
Net realized gain (loss) on investments ...................................................................................................... 169,026 86,229
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
555,054 61,071
Net Increase (Decrease) in Net Assets Resulting from Operations 775,578 181,590
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (129,188) (221,432)
Total Dividends and Distributions (129,188) (221,432)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
21,979 214,826
Total Increase (Decrease) in Net Assets 668,369 174,984
Net Assets
Beginning of period ..........................................................................................................................
2,664,669 2,489,685
End of period ................................................................................................................................
$ 3,333,038 $ 2,664,669
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 10,795 $ 6,250 $ 143,522 $ 2,114 $ 8,994 $ 6,618 $ 15,442
Reinvested .......................................... 4,055 11,706 103,653 411 3,405 1,602 4,299
Redeemed ...........................................
(13,940) (24,146) (201,181) (2,922) (14,026) (11,620) (33,052)
Net Increase (Decrease)
$ 910 $ (6,190) $ 45,994 $ (397) $ (1,627) $ (3,400) $ (13,311)
Shares:
Sold ............................................... 638 387 8,517 127 548 399 921
Reinvested .......................................... 254 768 6,515 26 218 102 272
Redeemed ...........................................
(820) (1,488) (12,144) (177) (850) (695) (1,952)
Net Increase (Decrease)
72 (333) 2,888 (24) (84) (194) (759)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 11,258 $ 7,652 $ 164,276 $ 1,649 $ 9,926 $ 6,050 $ 15,231
Reinvested .......................................... 7,385 21,054 174,403 854 6,055 2,771 8,733
Redeemed ...........................................
(13,950) (18,060) (141,974) (2,464) (9,703) (7,340) (28,980)
Net Increase (Decrease)
$ 4,693 $ 10,646 $ 196,705 $ 39 $ 6,278 $ 1,481 $ (5,016)
Shares:
Sold ............................................... 752 538 11,021 112 679 416 1,028
Reinvested .......................................... 529 1,578 12,541 62 445 201 632
Redeemed ...........................................
(923) (1,258) (9,572) (169) (656) (491) (1,961)
Net Increase (Decrease)
358 858 13,990 5 468 126 (301)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,065) $ (11,710) $ (103,695) $ (411) $ (3,406) $ (1,602) $ (4,299)
Total Dividends and Distributions
$ (4,065) $ (11,710) $ (103,695) $ (411) $ (3,406) $ (1,602) $ (4,299)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (7,488) $ (21,057) $ (174,472) $ (854) $ (6,057) $ (2,771) $ (8,733)
Total Dividends and Distributions
$ (7,488) $ (21,057) $ (174,472) $ (854) $ (6,057) $ (2,771) $ (8,733)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 16,503 $ 10,156
Net realized gain (loss) on investments ...................................................................................................... 42,624 25,125
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
191,263 14,983
Net Increase (Decrease) in Net Assets Resulting from Operations 250,390 50,264
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (38,920) (58,922)
Total Dividends and Distributions (38,920) (58,922)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
76,269 140,872
Total Increase (Decrease) in Net Assets 287,739 132,214
Net Assets
Beginning of period ..........................................................................................................................
840,545 708,331
End of period ................................................................................................................................
$ 1,128,284 $ 840,545
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 114,341 $ 611 $ 6,833 $ 3,136 $ 8,737
Reinvested ............................................................... 34,707 79 1,860 639 1,600
Redeemed ................................................................
(65,872) (262) (9,280) (6,721) (14,139)
Net Increase (Decrease)
$ 83,176 $ 428 $ (587) $ (2,946) $ (3,802)
Shares:
Sold .................................................................... 7,180 40 450 204 554
Reinvested ............................................................... 2,322 6 129 44 109
Redeemed ................................................................
(4,153) (17) (607) (435) (898)
Net Increase (Decrease)
5,349 29 (28) (187) (235)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 128,879 $ 768 $ 8,101 $ 3,547 $ 8,526
Reinvested ............................................................... 51,245 227 3,049 1,032 3,336
Redeemed ................................................................
(40,664) (1,806) (5,587) (3,510) (16,271)
Net Increase (Decrease)
$ 139,460 $ (811) $ 5,563 $ 1,069 $ (4,409)
Shares:
Sold .................................................................... 9,215 58 602 263 622
Reinvested ............................................................... 3,934 18 243 81 261
Redeemed ................................................................
(2,912) (137) (412) (255) (1,194)
Net Increase (Decrease)
10,237 (61) 433 89 (311)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (34,740) $ (79) $ (1,862) $ (639) $ (1,600)
Total Dividends and Distributions
$ (34,740) $ (79) $ (1,862) $ (639) $ (1,600)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (51,275) $ (227) $ (3,052) $ (1,032) $ (3,336)
Total Dividends and Distributions
$ (51,275) $ (227) $ (3,052) $ (1,032) $ (3,336)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 15,921 $ 9,658
Net realized gain (loss) on investments ...................................................................................................... 37,693 23,627
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
184,524 13,546
Net Increase (Decrease) in Net Assets Resulting from Operations 238,138 46,831
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (37,048) (54,444)
Total Dividends and Distributions (37,048) (54,444)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
76,710 146,396
Total Increase (Decrease) in Net Assets 277,800 138,783
Net Assets
Beginning of period ..........................................................................................................................
804,352 665,569
End of period ................................................................................................................................
$ 1,082,152 $ 804,352
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 1,544 $ 123,665 $ 1,115 $ 6,258 $ 3,049 $ 7,409
Reinvested .................................................... 623 33,852 105 1,043 320 1,094
Redeemed .....................................................
(3,092) (76,911) (750) (5,905) (3,144) (13,565)
Net Increase (Decrease)
$ (925) $ 80,606 $ 470 $ 1,396 $ 225 $ (5,062)
Shares:
Sold ......................................................... 93 7,295 68 378 183 439
Reinvested .................................................... 39 2,117 7 67 20 69
Redeemed .....................................................
(184) (4,662) (46) (356) (187) (817)
Net Increase (Decrease)
(52) 4,750 29 89 16 (309)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 1,256 $ 135,391 $ 1,068 $ 7,531 $ 2,616 $ 8,060
Reinvested .................................................... 1,139 48,817 193 1,538 443 2,297
Redeemed .....................................................
(2,162) (45,137) (995) (3,864) (1,501) (10,294)
Net Increase (Decrease)
$ 233 $ 139,071 $ 266 $ 5,205 $ 1,558 $ 63
Shares:
Sold ......................................................... 84 9,070 74 519 178 545
Reinvested .................................................... 83 3,503 14 113 32 167
Redeemed .....................................................
(146) (3,044) (69) (263) (101) (702)
Net Increase (Decrease)
21 9,529 19 369 109 10
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (623) $ (33,860) $ (105) $ (1,046) $ (320) $ (1,094)
Total Dividends and Distributions
$ (623) $ (33,860) $ (105) $ (1,046) $ (320) $ (1,094)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,139) $ (48,831) $ (193) $ (1,541) $ (443) $ (2,297)
Total Dividends and Distributions
$ (1,139) $ (48,831) $ (193) $ (1,541) $ (443) $ (2,297)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 2,827 $ 1,433
Net realized gain (loss) on investments ...................................................................................................... 5,941 3,474
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
34,962 1,392
Net Increase (Decrease) in Net Assets Resulting from Operations 43,730 6,299
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,697) (6,325)
Total Dividends and Distributions (5,697) (6,325)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
44,310 46,160
Total Increase (Decrease) in Net Assets 82,343 46,134
Net Assets
Beginning of period ..........................................................................................................................
140,963 94,829
End of period ................................................................................................................................
$ 223,306 $ 140,963
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 52,874 $ 256 $ 3,252 $ 1,266 $ 2,984
Reinvested ............................................................... 5,199 8 244 61 184
Redeemed ................................................................
(14,988) (113) (3,796) (773) (2,348)
Net Increase (Decrease)
$ 43,085 $ 151 $ (300) $ 554 $ 820
Shares:
Sold .................................................................... 3,802 18 238 92 217
Reinvested ............................................................... 399 1 19 5 14
Redeemed ................................................................
(1,085) (9) (289) (54) (169)
Net Increase (Decrease)
3,116 10 (32) 43 62
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 48,394 $ 149 $ 3,879 $ 1,053 $ 2,259
Reinvested ............................................................... 5,628 16 280 67 334
Redeemed ................................................................
(11,097) (194) (903) (710) (2,995)
Net Increase (Decrease)
$ 42,925 $ (29) $ 3,256 $ 410 $ (402)
Shares:
Sold .................................................................... 4,006 14 327 88 188
Reinvested ............................................................... 498 1 25 6 30
Redeemed ................................................................
(915) (17) (76) (59) (251)
Net Increase (Decrease)
3,589 (2) 276 35 (33)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (5,200) $ (8) $ (244) $ (61) $ (184)
Total Dividends and Distributions
$ (5,200) $ (8) $ (244) $ (61) $ (184)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (5,628) $ (16) $ (280) $ (67) $ (334)
Total Dividends and Distributions
$ (5,628) $ (16) $ (280) $ (67) $ (334)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2070 Fund
Year Ended
October 31, 2024
Period Ended
October 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 267 $ 10
Net realized gain (loss) on investments ...................................................................................................... 690 (2)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
3,546 (565)
Net Increase (Decrease) in Net Assets Resulting from Operations 4,503 (557)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (184) –
Total Dividends and Distributions (184) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
30,924 9,662
Total Increase (Decrease) in Net Assets 35,243 9,105
Net Assets
Beginning of period ..........................................................................................................................
9,105 –
End of period ................................................................................................................................
$ 44,348 $ 9,105
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 243 $ 34,137 $ 208 $ 723 $ 172 $ 1,011
Reinvested .................................................... 2 174 1 3 1 3
Redeemed .....................................................
(84) (5,170) (27) (317) (7) (149)
Net Increase (Decrease)
$ 161 $ 29,141 $ 182 $ 409 $ 166 $ 865
Shares:
Sold ......................................................... 21 2,824 17 61 14 82
Reinvested .................................................... – 15 – – – –
Redeemed .....................................................
(7) (433) (2) (28) (1) (12)
Net Increase (Decrease)
14 2,406 15 33 13 70
Period Ended October 31, 2023
(a)
Dollars:
Sold ......................................................... $ 321 $ 11,058 $ 184 $ 294 $ 58 $ 181
Redeemed .....................................................
(190) (2,066) (141) (1) – (36)
Net Increase (Decrease)
$ 131 $ 8,992 $ 43 $ 293 $ 58 $ 145
Shares:
Sold ......................................................... 31 1,040 17 28 6 17
Redeemed .....................................................
(19) (197) (14) – – (3)
Net Increase (Decrease)
12 843 3 28 6 14
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2) $ (174) $ (1) $ (3) $ (1) $ (3)
Total Dividends and Distributions
$ (2) $ (174) $ (1) $ (3) $ (1) $ (3)
Period Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
(a)
Period from March 1, 2023, date operations commenced, through October 31, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 8,249 $ 4,405
Net realized gain (loss) on investments ...................................................................................................... 1,796 1,407
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
30,455 (1,125)
Net Increase (Decrease) in Net Assets Resulting from Operations 40,500 4,687
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,319) (8,752)
Total Dividends and Distributions (8,319) (8,752)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
75,208 59,891
Total Increase (Decrease) in Net Assets 107,389 55,826
Net Assets
Beginning of period ..........................................................................................................................
217,091 161,265
End of period ................................................................................................................................
$ 324,480 $ 217,091
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 103,204 $ 1,113 $ 14,420
Reinvested .................................................................................... 6,409 600 1,293
Redeemed .....................................................................................
(32,865) (4,658) (14,308)
Net Increase (Decrease)
$ 76,748 $ (2,945) $ 1,405
Shares:
Sold ......................................................................................... 9,192 100 1,283
Reinvested .................................................................................... 589 55 118
Redeemed .....................................................................................
(2,924) (420) (1,271)
Net Increase (Decrease)
6,857 (265) 130
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 90,346 $ 1,502 $ 7,451
Reinvested .................................................................................... 5,494 923 2,335
Redeemed .....................................................................................
(19,569) (3,952) (24,639)
Net Increase (Decrease)
$ 76,271 $ (1,527) $ (14,853)
Shares:
Sold ......................................................................................... 8,542 141 701
Reinvested .................................................................................... 536 90 226
Redeemed .....................................................................................
(1,858) (371) (2,304)
Net Increase (Decrease)
7,220 (140) (1,377)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (6,426) $ (600) $ (1,293)
Total Dividends and Distributions
$ (6,426) $ (600) $ (1,293)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (5,494) $ (923) $ (2,335)
Total Dividends and Distributions
$ (5,494) $ (923) $ (2,335)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 15,535 $ 10,325
Net realized gain (loss) on investments ...................................................................................................... 2,669 3,277
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
68,218 3,009
Net Increase (Decrease) in Net Assets Resulting from Operations 86,422 16,611
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (16,888) (29,913)
Total Dividends and Distributions (16,888) (29,913)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
20,256 28,671
Total Increase (Decrease) in Net Assets 89,790 15,369
Net Assets
Beginning of period ..........................................................................................................................
450,358 434,989
End of period ................................................................................................................................
$ 540,148 $ 450,358
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 73,356 $ 3,488 $ 24,986
Reinvested .................................................................................... 10,067 1,282 5,538
Redeemed .....................................................................................
(48,755) (12,165) (37,541)
Net Increase (Decrease)
$ 34,668 $ (7,395) $ (7,017)
Shares:
Sold ......................................................................................... 6,405 303 2,165
Reinvested .................................................................................... 901 114 493
Redeemed .....................................................................................
(4,234) (1,059) (3,248)
Net Increase (Decrease)
3,072 (642) (590)
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 90,370 $ 3,598 $ 15,663
Reinvested .................................................................................... 14,417 2,903 12,581
Redeemed .....................................................................................
(36,421) (9,399) (65,041)
Net Increase (Decrease)
$ 68,366 $ (2,898) $ (36,797)
Shares:
Sold ......................................................................................... 8,348 331 1,444
Reinvested .................................................................................... 1,379 276 1,197
Redeemed .....................................................................................
(3,376) (871) (5,966)
Net Increase (Decrease)
6,351 (264) (3,325)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (10,068) $ (1,282) $ (5,538)
Total Dividends and Distributions
$ (10,068) $ (1,282) $ (5,538)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (14,429) $ (2,903) $ (12,581)
Total Dividends and Distributions
$ (14,429) $ (2,903) $ (12,581)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 21,361 $ 11,988
Net realized gain (loss) on investments ...................................................................................................... 6,201 5,941
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
110,464 1,338
Net Increase (Decrease) in Net Assets Resulting from Operations 138,026 19,267
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (24,655) (34,717)
Total Dividends and Distributions (24,655) (34,717)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
132,003 141,910
Total Increase (Decrease) in Net Assets 245,374 126,460
Net Assets
Beginning of period ..........................................................................................................................
641,784 515,324
End of period ................................................................................................................................
$ 887,158 $ 641,784
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 207,331 $ 7,146 $ 50,349
Reinvested .................................................................................... 16,338 2,198 6,114
Redeemed .....................................................................................
(94,375) (21,499) (41,599)
Net Increase (Decrease)
$ 129,294 $ (12,155) $ 14,864
Shares:
Sold ......................................................................................... 16,687 572 4,037
Reinvested .................................................................................... 1,364 183 508
Redeemed .....................................................................................
(7,592) (1,769) (3,313)
Net Increase (Decrease)
10,459 (1,014) 1,232
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 205,187 $ 6,187 $ 27,911
Reinvested .................................................................................... 18,903 4,162 11,651
Redeemed .....................................................................................
(63,763) (11,789) (56,539)
Net Increase (Decrease)
$ 160,327 $ (1,440) $ (16,977)
Shares:
Sold ......................................................................................... 17,804 536 2,425
Reinvested .................................................................................... 1,706 374 1,046
Redeemed .....................................................................................
(5,543) (1,020) (4,843)
Net Increase (Decrease)
13,967 (110) (1,372)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (16,343) $ (2,198) $ (6,114)
Total Dividends and Distributions
$ (16,343) $ (2,198) $ (6,114)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (18,904) $ (4,162) $ (11,651)
Total Dividends and Distributions
$ (18,904) $ (4,162) $ (11,651)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 21,310 $ 9,471
Net realized gain (loss) on investments ...................................................................................................... 6,885 6,222
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
133,582 4,064
Net Increase (Decrease) in Net Assets Resulting from Operations 161,777 19,757
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (25,153) (40,903)
Total Dividends and Distributions (25,153) (40,903)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
199,947 148,737
Total Increase (Decrease) in Net Assets 336,571 127,591
Net Assets
Beginning of period ..........................................................................................................................
645,442 517,851
End of period ................................................................................................................................
$ 982,013 $ 645,442
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 275,734 $ 10,676 $ 51,981
Reinvested .................................................................................... 12,902 2,992 9,253
Redeemed .....................................................................................
(80,112) (34,001) (49,478)
Net Increase (Decrease)
$ 208,524 $ (20,333) $ 11,756
Shares:
Sold ......................................................................................... 21,671 837 4,077
Reinvested .................................................................................... 1,054 243 752
Redeemed .....................................................................................
(6,271) (2,677) (3,884)
Net Increase (Decrease)
16,454 (1,597) 945
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 152,380 $ 11,238 $ 42,158
Reinvested .................................................................................... 16,426 5,902 18,550
Redeemed .....................................................................................
(43,560) (8,581) (45,776)
Net Increase (Decrease)
$ 125,246 $ 8,559 $ 14,932
Shares:
Sold ......................................................................................... 13,044 961 3,600
Reinvested .................................................................................... 1,476 527 1,657
Redeemed .....................................................................................
(3,749) (731) (3,861)
Net Increase (Decrease)
10,771 757 1,396
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (12,908) $ (2,992) $ (9,253)
Total Dividends and Distributions
$ (12,908) $ (2,992) $ (9,253)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (16,451) $ (5,902) $ (18,550)
Total Dividends and Distributions
$ (16,451) $ (5,902) $ (18,550)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 14,280 $ 6,947
Net realized gain (loss) on investments ...................................................................................................... 6,559 5,494
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
109,537 6,355
Net Increase (Decrease) in Net Assets Resulting from Operations 130,376 18,796
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,442) (32,419)
Total Dividends and Distributions (18,442) (32,419)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
114,753 104,278
Total Increase (Decrease) in Net Assets 226,687 90,655
Net Assets
Beginning of period ..........................................................................................................................
487,512 396,857
End of period ................................................................................................................................
$ 714,199 $ 487,512
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 133,296 $ 11,437 $ 50,422
Reinvested .................................................................................... 8,655 2,797 6,988
Redeemed .....................................................................................
(41,120) (27,607) (30,115)
Net Increase (Decrease)
$ 100,831 $ (13,373) $ 27,295
Shares:
Sold ......................................................................................... 9,846 842 3,697
Reinvested .................................................................................... 668 215 536
Redeemed .....................................................................................
(3,017) (2,051) (2,181)
Net Increase (Decrease)
7,497 (994) 2,052
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 88,450 $ 12,945 $ 42,537
Reinvested .................................................................................... 13,052 5,434 13,927
Redeemed .....................................................................................
(25,905) (9,909) (36,253)
Net Increase (Decrease)
$ 75,597 $ 8,470 $ 20,211
Shares:
Sold ......................................................................................... 7,222 1,056 3,436
Reinvested .................................................................................... 1,125 465 1,191
Redeemed .....................................................................................
(2,119) (790) (2,886)
Net Increase (Decrease)
6,228 731 1,741
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (8,656) $ (2,797) $ (6,989)
Total Dividends and Distributions
$ (8,656) $ (2,797) $ (6,989)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (13,058) $ (5,434) $ (13,927)
Total Dividends and Distributions
$ (13,058) $ (5,434) $ (13,927)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 13,336 $ 6,491
Net realized gain (loss) on investments ...................................................................................................... 8,802 6,317
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
128,819 7,310
Net Increase (Decrease) in Net Assets Resulting from Operations 150,957 20,118
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,276) (33,699)
Total Dividends and Distributions (18,276) (33,699)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
135,781 141,322
Total Increase (Decrease) in Net Assets 268,462 127,741
Net Assets
Beginning of period ..........................................................................................................................
512,211 384,470
End of period ................................................................................................................................
$ 780,673 $ 512,211
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 166,166 $ 11,819 $ 46,081
Reinvested .................................................................................... 8,480 2,267 7,529
Redeemed .....................................................................................
(53,103) (21,148) (32,310)
Net Increase (Decrease)
$ 121,543 $ (7,062) $ 21,300
Shares:
Sold ......................................................................................... 11,810 843 3,263
Reinvested .................................................................................... 638 169 561
Redeemed .....................................................................................
(3,769) (1,523) (2,256)
Net Increase (Decrease)
8,679 (511) 1,568
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 119,614 $ 10,970 $ 38,843
Reinvested .................................................................................... 12,699 4,904 16,095
Redeemed .....................................................................................
(29,071) (5,739) (26,993)
Net Increase (Decrease)
$ 103,242 $ 10,135 $ 27,945
Shares:
Sold ......................................................................................... 9,569 875 3,086
Reinvested .................................................................................... 1,085 416 1,363
Redeemed .....................................................................................
(2,336) (452) (2,108)
Net Increase (Decrease)
8,318 839 2,341
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (8,480) $ (2,267) $ (7,529)
Total Dividends and Distributions
$ (8,480) $ (2,267) $ (7,529)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (12,700) $ (4,904) $ (16,095)
Total Dividends and Distributions
$ (12,700) $ (4,904) $ (16,095)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 7,742 $ 3,980
Net realized gain (loss) on investments ...................................................................................................... 6,386 4,541
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
87,202 6,285
Net Increase (Decrease) in Net Assets Resulting from Operations 101,330 14,806
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (11,431) (23,466)
Total Dividends and Distributions (11,431) (23,466)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
62,958 83,014
Total Increase (Decrease) in Net Assets 152,857 74,354
Net Assets
Beginning of period ..........................................................................................................................
329,878 255,524
End of period ................................................................................................................................
$ 482,735 $ 329,878
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 74,065 $ 9,646 $ 38,735
Reinvested .................................................................................... 4,391 1,863 5,175
Redeemed .....................................................................................
(27,824) (19,798) (23,295)
Net Increase (Decrease)
$ 50,632 $ (8,289) $ 20,615
Shares:
Sold ......................................................................................... 5,045 658 2,641
Reinvested .................................................................................... 319 134 373
Redeemed .....................................................................................
(1,899) (1,385) (1,571)
Net Increase (Decrease)
3,465 (593) 1,443
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 51,456 $ 9,142 $ 33,867
Reinvested .................................................................................... 8,043 4,379 11,039
Redeemed .....................................................................................
(16,011) (4,722) (14,179)
Net Increase (Decrease)
$ 43,488 $ 8,799 $ 30,727
Shares:
Sold ......................................................................................... 3,988 710 2,622
Reinvested .................................................................................... 672 363 914
Redeemed .....................................................................................
(1,247) (360) (1,074)
Net Increase (Decrease)
3,413 713 2,462
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (4,393) $ (1,863) $ (5,175)
Total Dividends and Distributions
$ (4,393) $ (1,863) $ (5,175)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (8,048) $ (4,379) $ (11,039)
Total Dividends and Distributions
$ (8,048) $ (4,379) $ (11,039)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 6,135 $ 3,232
Net realized gain (loss) on investments ...................................................................................................... 6,005 4,102
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
81,367 5,681
Net Increase (Decrease) in Net Assets Resulting from Operations 93,507 13,015
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,655) (19,758)
Total Dividends and Distributions (9,655) (19,758)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
58,987 77,081
Total Increase (Decrease) in Net Assets 142,839 70,338
Net Assets
Beginning of period ..........................................................................................................................
288,651 218,313
End of period ................................................................................................................................
$ 431,490 $ 288,651
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 56,039 $ 10,244 $ 37,790
Reinvested .................................................................................... 3,427 1,497 4,730
Redeemed .....................................................................................
(20,198) (13,673) (20,869)
Net Increase (Decrease)
$ 39,268 $ (1,932) $ 21,651
Shares:
Sold ......................................................................................... 3,723 685 2,513
Reinvested .................................................................................... 244 106 334
Redeemed .....................................................................................
(1,331) (933) (1,389)
Net Increase (Decrease)
2,636 (142) 1,458
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 43,349 $ 8,262 $ 33,123
Reinvested .................................................................................... 6,364 3,489 9,896
Redeemed .....................................................................................
(13,773) (4,464) (9,165)
Net Increase (Decrease)
$ 35,940 $ 7,287 $ 33,854
Shares:
Sold ......................................................................................... 3,301 629 2,520
Reinvested .................................................................................... 525 286 811
Redeemed .....................................................................................
(1,058) (338) (686)
Net Increase (Decrease)
2,768 577 2,645
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (3,428) $ (1,497) $ (4,730)
Total Dividends and Distributions
$ (3,428) $ (1,497) $ (4,730)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (6,373) $ (3,489) $ (9,896)
Total Dividends and Distributions
$ (6,373) $ (3,489) $ (9,896)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,541 $ 1,668
Net realized gain (loss) on investments ...................................................................................................... 3,741 2,149
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
48,038 2,518
Net Increase (Decrease) in Net Assets Resulting from Operations 55,320 6,335
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,417) (9,898)
Total Dividends and Distributions (5,417) (9,898)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
53,389 58,481
Total Increase (Decrease) in Net Assets 103,292 54,918
Net Assets
Beginning of period ..........................................................................................................................
166,730 111,812
End of period ................................................................................................................................
$ 270,022 $ 166,730
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 44,534 $ 7,643 $ 28,811
Reinvested .................................................................................... 1,756 971 2,690
Redeemed .....................................................................................
(12,950) (9,824) (10,242)
Net Increase (Decrease)
$ 33,340 $ (1,210) $ 21,259
Shares:
Sold ......................................................................................... 2,860 494 1,860
Reinvested .................................................................................... 121 67 184
Redeemed .....................................................................................
(830) (651) (656)
Net Increase (Decrease)
2,151 (90) 1,388
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 28,409 $ 7,408 $ 26,285
Reinvested .................................................................................... 2,881 2,097 4,920
Redeemed .....................................................................................
(6,513) (2,295) (4,711)
Net Increase (Decrease)
$ 24,777 $ 7,210 $ 26,494
Shares:
Sold ......................................................................................... 2,110 550 1,936
Reinvested .................................................................................... 231 167 391
Redeemed .....................................................................................
(485) (169) (340)
Net Increase (Decrease)
1,856 548 1,987
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (1,756) $ (971) $ (2,690)
Total Dividends and Distributions
$ (1,756) $ (971) $ (2,690)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,881) $ (2,097) $ (4,920)
Total Dividends and Distributions
$ (2,881) $ (2,097) $ (4,920)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,748 $ 762
Net realized gain (loss) on investments ...................................................................................................... 1,937 990
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
24,153 884
Net Increase (Decrease) in Net Assets Resulting from Operations 27,838 2,636
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,615) (3,978)
Total Dividends and Distributions (2,615) (3,978)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
36,080 32,727
Total Increase (Decrease) in Net Assets 61,303 31,385
Net Assets
Beginning of period ..........................................................................................................................
81,823 50,438
End of period ................................................................................................................................
$ 143,126 $ 81,823
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 27,354 $ 6,229 $ 19,196
Reinvested .................................................................................... 884 445 1,286
Redeemed .....................................................................................
(7,196) (6,020) (6,098)
Net Increase (Decrease)
$ 21,042 $ 654 $ 14,384
Shares:
Sold ......................................................................................... 1,715 387 1,185
Reinvested .................................................................................... 59 29 85
Redeemed .....................................................................................
(448) (384) (378)
Net Increase (Decrease)
1,326 32 892
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 15,469 $ 5,315 $ 15,871
Reinvested .................................................................................... 1,229 763 1,986
Redeemed .....................................................................................
(3,889) (1,650) (2,367)
Net Increase (Decrease)
$ 12,809 $ 4,428 $ 15,490
Shares:
Sold ......................................................................................... 1,113 380 1,130
Reinvested .................................................................................... 96 59 152
Redeemed .....................................................................................
(282) (118) (165)
Net Increase (Decrease)
927 321 1,117
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (884) $ (445) $ (1,286)
Total Dividends and Distributions
$ (884) $ (445) $ (1,286)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (1,229) $ (763) $ (1,986)
Total Dividends and Distributions
$ (1,229) $ (763) $ (1,986)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 496 $ 196
Net realized gain (loss) on investments ...................................................................................................... 512 257
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,173 212
Net Increase (Decrease) in Net Assets Resulting from Operations 8,181 665
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (712) (937)
Total Dividends and Distributions (712) (937)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
16,123 10,603
Total Increase (Decrease) in Net Assets 23,592 10,331
Net Assets
Beginning of period ..........................................................................................................................
23,382 13,051
End of period ................................................................................................................................
$ 46,974 $ 23,382
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 10,704 $ 2,120 $ 9,051
Reinvested .................................................................................... 269 55 388
Redeemed .....................................................................................
(2,667) (1,155) (2,642)
Net Increase (Decrease)
$ 8,306 $ 1,020 $ 6,797
Shares:
Sold ......................................................................................... 731 144 614
Reinvested .................................................................................... 20 4 28
Redeemed .....................................................................................
(182) (81) (183)
Net Increase (Decrease)
569 67 459
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 4,907 $ 1,135 $ 7,962
Reinvested .................................................................................... 398 82 457
Redeemed .....................................................................................
(2,023) (726) (1,589)
Net Increase (Decrease)
$ 3,282 $ 491 $ 6,830
Shares:
Sold ......................................................................................... 391 90 628
Reinvested .................................................................................... 34 7 39
Redeemed .....................................................................................
(161) (57) (124)
Net Increase (Decrease)
264 40 543
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (269) $ (55) $ (388)
Total Dividends and Distributions
$ (269) $ (55) $ (388)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (398) $ (82) $ (457)
Total Dividends and Distributions
$ (398) $ (82) $ (457)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2070 Fund
Year Ended
October 31, 2024
Period Ended
October 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 21 $ –
Net realized gain (loss) on investments ...................................................................................................... 36 –
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
423 (35)
Net Increase (Decrease) in Net Assets Resulting from Operations 480 (35)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (20) –
Total Dividends and Distributions (20) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,962 707
Total Increase (Decrease) in Net Assets 3,422 672
Net Assets
Beginning of period ..........................................................................................................................
672 –
End of period ................................................................................................................................
$ 4,094 $ 672
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 977 $ 262 $ 2,393
Reinvested .................................................................................... 9 1 10
Redeemed .....................................................................................
(325) (58) (307)
Net Increase (Decrease)
$ 661 $ 205 $ 2,096
Shares:
Sold ......................................................................................... 78 21 200
Reinvested .................................................................................... 1 – 1
Redeemed .....................................................................................
(25) (5) (24)
Net Increase (Decrease)
54 16 177
Period Ended October 31, 2023
(a)
Dollars:
Sold ......................................................................................... $ 495 $ 47 $ 387
Redeemed .....................................................................................
(125) (10) (87)
Net Increase (Decrease)
$ 370 $ 37 $ 300
Shares:
Sold ......................................................................................... 47 4 36
Redeemed .....................................................................................
(12) (1) (8)
Net Increase (Decrease)
35 3 28
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9) $ (1) $ (10)
Total Dividends and Distributions
$ (9) $ (1) $ (10)
Period Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ............................................. $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
(a)
Period from March 1, 2023, date operations commenced, through October 31, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,898 $ 2,338
Net realized gain (loss) on investments ...................................................................................................... 428 693
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
14,475 (311)
Net Increase (Decrease) in Net Assets Resulting from Operations 18,801 2,720
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,025) (4,581)
Total Dividends and Distributions (4,025) (4,581)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
40,396 19,018
Total Increase (Decrease) in Net Assets 55,172 17,157
Net Assets
Beginning of period ..........................................................................................................................
104,550 87,393
End of period ................................................................................................................................
$ 159,722 $ 104,550
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 40,143 $ 1,473 $ 16,536
Reinvested .................................................................................... 2,676 350 998
Redeemed .....................................................................................
(10,954) (4,613) (6,213)
Net Increase (Decrease)
$ 31,865 $ (2,790) $ 11,321
Shares:
Sold ......................................................................................... 3,952 146 1,583
Reinvested .................................................................................... 271 35 100
Redeemed .....................................................................................
(1,078) (459) (610)
Net Increase (Decrease)
3,145 (278) 1,073
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 38,027 $ 937 $ 3,703
Reinvested .................................................................................... 2,311 562 1,708
Redeemed .....................................................................................
(12,065) (2,761) (13,404)
Net Increase (Decrease)
$ 28,273 $ (1,262) $ (7,993)
Shares:
Sold ......................................................................................... 3,967 96 384
Reinvested .................................................................................... 247 60 182
Redeemed .....................................................................................
(1,257) (287) (1,383)
Net Increase (Decrease)
2,957 (131) (817)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (2,676) $ (350) $ (999)
Total Dividends and Distributions
$ (2,676) $ (350) $ (999)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,311) $ (562) $ (1,708)
Total Dividends and Distributions
$ (2,311) $ (562) $ (1,708)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 24,472 $ 15,193
Net realized gain (loss) on investments ...................................................................................................... 13,993 (846)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
83,966 (14,629)
Net Increase (Decrease) in Net Assets Resulting from Operations 122,431 (282)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (20,088) (16,902)
Total Dividends and Distributions (20,088) (16,902)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(76,139) 447,323
Total Increase (Decrease) in Net Assets 26,204 430,139
Net Assets
Beginning of period ..........................................................................................................................
764,787 334,648
End of period ................................................................................................................................
$ 790,991 $ 764,787
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 1,530 $ 20,038 $ 23,292 $ 711 $ 1,157 $ 989 $ 4,956
Reinvested .......................................... 823 5,625 12,417 88 423 179 486
Redeemed ...........................................
(5,790) (31,389) (93,002) (1,124) (5,406) (1,964) (10,178)
Net Increase (Decrease)
$ (3,437) $ (5,726) $ (57,293) $ (325) $ (3,826) $ (796) $ (4,736)
Shares:
Sold ............................................... 135 1,802 2,067 64 105 89 436
Reinvested .......................................... 75 520 1,139 8 39 16 45
Redeemed ...........................................
(516) (2,830) (8,359) (100) (488) (177) (908)
Net Increase (Decrease)
(306) (508) (5,153) (28) (344) (72) (427)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 1,357 $ 16,163 $ 27,124 $ 215 $ 3,028 $ 852 $ 4,529
Issued in acquisitions ................................... 23,680 163,315 287,241 2,906 12,831 4,355 12,669
Reinvested .......................................... 731 3,012 12,089 72 343 151 478
Redeemed ...........................................
(5,646) (21,242) (89,322) (495) (4,446) (1,464) (7,203)
Net Increase (Decrease)
$ 20,122 $ 161,248 $ 237,132 $ 2,698 $ 11,756 $ 3,894 $ 10,473
Shares:
Sold ............................................... 127 1,549 2,596 20 288 81 429
Issued in acquisitions ................................... 2,229 15,652 27,348 275 1,232 417 1,206
Reinvested .......................................... 71 297 1,183 7 34 15 47
Redeemed ...........................................
(530) (2,035) (8,507) (47) (426) (140) (685)
Net Increase (Decrease)
1,897 15,463 22,620 255 1,128 373 997
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (857) $ (5,636) $ (12,418) $ (88) $ (424) $ (179) $ (486)
Total Dividends and Distributions
$ (857) $ (5,636) $ (12,418) $ (88) $ (424) $ (179) $ (486)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (742) $ (3,024) $ (12,089) $ (72) $ (346) $ (151) $ (478)
Total Dividends and Distributions
$ (742) $ (3,024) $ (12,089) $ (72) $ (346) $ (151) $ (478)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 138,659 $ 133,631
Net realized gain (loss) on investments ...................................................................................................... 225,871 (105,055)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,232,971 (330,282)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,597,501 (301,706)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (155,342) (186,384)
From tax return of capital ....................................................................................................................
– (20,905)
Total Dividends and Distributions (155,342) (207,289)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
22,183 (81,253)
Total Increase (Decrease) in Net Assets 1,464,342 (590,248)
Net Assets
Beginning of period ..........................................................................................................................
5,152,118 5,742,366
End of period ................................................................................................................................
$ 6,616,460 $ 5,152,118
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 21,205 $ 1,777 $ 3,507 $ 962,078 $ 297 $ 5,903 $ 2,086 $ 11,377 $ 494,692
Reinvested ..................... 4,259 252 3,264 86,142 38 602 277 1,931 50,939
Redeemed ......................
(52,751) (8,080) (19,761) (930,311) (713) (10,092) (4,415) (31,311) (571,009)
Net Increase (Decrease)
$ (27,287) $ (6,051) $ (12,990) $ 117,909 $ (378) $ (3,587) $ (2,052) $ (18,003) $ (25,378)
Shares:
Sold .......................... 777 67 130 35,493 11 219 79 430 17,541
Reinvested ..................... 151 9 120 3,052 1 22 10 72 1,805
Redeemed ......................
(1,944) (304) (752) (33,858) (26) (381) (168) (1,221) (20,661)
Net Increase (Decrease)
(1,016) (228) (502) 4,687 (14) (140) (79) (719) (1,315)
Year Ended October 31, 2023
Dollars:
Sold .......................... $ 41,595 $ 1,718 $ 4,011 $ 1,116,573 $ 305 $ 6,709 $ 2,113 $ 11,615 $ 528,627
Reinvested ..................... 6,974 618 4,950 109,982 67 1,084 550 3,247 66,127
Redeemed ......................
(133,612) (9,836) (17,525) (1,368,787) (467) (12,667) (13,417) (19,102) (412,705)
Net Increase (Decrease)
$ (85,043) $ (7,500) $ (8,564) $ (142,232) $ (95) $ (4,874) $ (10,754) $ (4,240) $ 182,049
Shares:
Sold .......................... 1,611 67 159 43,209 11 268 86 471 20,172
Reinvested ..................... 277 25 204 4,358 3 44 23 134 2,621
Redeemed ......................
(5,138) (392) (703) (53,396) (19) (509) (538) (768) (16,074)
Net Increase (Decrease)
(3,250) (300) (340) (5,829) (5) (197) (429) (163) 6,719
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (4,416) $ (257) $ (3,268) $ (89,996) $ (38) $ (608) $ (277) $ (1,931) $ (54,551)
Total Dividends and Distributions
$ (4,416) $ (257) $ (3,268) $ (89,996) $ (38) $ (608) $ (277) $ (1,931) $ (54,551)
Year Ended October 31, 2023
From net investment income and net
realized gain on investments ......... $ (7,927) $ (579) $ (4,476) $ (103,180) $ (61) $ (995) $ (502) $ (2,932) $ (65,732)
From tax return of capital ........... (783) (51) (478) (11,658) (6) (101) (48) (315) (7,465)
Total Dividends and Distributions
$ (8,710) $ (630) $ (4,954) $ (114,838) $ (67) $ (1,096) $ (550) $ (3,247) $ (73,197)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 83,479 $ 72,708
Net realized gain (loss) on investments ...................................................................................................... 231,149 (15,302)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
660,365 166,254
Net Increase (Decrease) in Net Assets Resulting from Operations 974,993 223,660
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (82,045) (320,283)
Total Dividends and Distributions (82,045) (320,283)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(269,515) 82,208
Total Increase (Decrease) in Net Assets 623,433 (14,415)
Net Assets
Beginning of period ..........................................................................................................................
3,994,264 4,008,679
End of period ................................................................................................................................
$ 4,617,697 $ 3,994,264
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 100,375 $ 12,894 $ 225,432 $ 56,591 $ 493 $ 2,953 $ 1,524 $ 3,545
Reinvested ............................... 36,007 1,304 29,268 13,947 28 332 182 558
Redeemed ................................
(301,056) (56,807) (214,148) (162,715) (821) (3,143) (1,393) (14,865)
Net Increase (Decrease)
$ (164,674) $ (42,609) $ 40,552 $ (92,177) $ (300) $ 142 $ 313 $ (10,762)
Shares:
Sold .................................... 6,269 829 14,822 3,598 32 189 97 232
Reinvested ............................... 2,275 87 1,936 899 2 22 12 36
Redeemed ................................
(18,815) (3,659) (14,051) (10,560) (53) (205) (89) (949)
Net Increase (Decrease)
(10,271) (2,743) 2,707 (6,063) (19) 6 20 (681)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 104,830 $ 14,547 $ 208,738 $ 102,671 $ 456 $ 2,508 $ 1,544 $ 3,575
Reinvested ............................... 149,272 12,134 98,178 54,448 166 1,432 785 2,390
Redeemed ................................
(280,678) (67,531) (167,196) (148,775) (909) (2,444) (2,830) (5,103)
Net Increase (Decrease)
$ (26,576) $ (40,850) $ 139,720 $ 8,344 $ (287) $ 1,496 $ (501) $ 862
Shares:
Sold .................................... 7,367 1,053 15,363 7,429 34 181 111 260
Reinvested ............................... 10,938 917 7,537 4,072 12 108 59 179
Redeemed ................................
(19,738) (4,886) (12,340) (10,792) (66) (176) (205) (370)
Net Increase (Decrease)
(1,433) (2,916) 10,560 709 (20) 113 (35) 69
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (36,331) $ (1,307) $ (29,356) $ (13,951) $ (28) $ (332) $ (182) $ (558)
Total Dividends and Distributions
$ (36,331) $ (1,307) $ (29,356) $ (13,951) $ (28) $ (332) $ (182) $ (558)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (150,583) $ (12,147) $ (98,320) $ (54,460) $ (166) $ (1,432) $ (785) $ (2,390)
Total Dividends and Distributions
$ (150,583) $ (12,147) $ (98,320) $ (54,460) $ (166) $ (1,432) $ (785) $ (2,390)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 45,446 $ 36,247
Net realized gain (loss) on investments ...................................................................................................... 42,413 (30,140)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
231,335 51,652
Net Increase (Decrease) in Net Assets Resulting from Operations 319,194 57,759
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (44,985) (76,093)
Total Dividends and Distributions (44,985) (76,093)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(33,721) 21,770
Total Increase (Decrease) in Net Assets 240,488 3,436
Net Assets
Beginning of period ..........................................................................................................................
1,618,355 1,614,919
End of period ................................................................................................................................
$ 1,858,843 $ 1,618,355
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 34,026 $ 3,495 $ 166,428 $ 46,320 $ 148 $ 3,106 $ 837 $ 1,239
Reinvested ............................... 12,396 752 25,204 5,521 27 230 241 484
Redeemed ................................
(95,703) (20,896) (150,444) (57,006) (309) (2,130) (1,620) (6,067)
Net Increase (Decrease)
$ (49,281) $ (16,649) $ 41,188 $ (5,165) $ (134) $ 1,206 $ (542) $ (4,344)
Shares:
Sold .................................... 2,808 293 14,077 3,905 12 268 71 105
Reinvested ............................... 1,032 64 2,131 465 2 19 20 41
Redeemed ................................
(7,954) (1,755) (12,677) (4,813) (26) (181) (137) (513)
Net Increase (Decrease)
(4,114) (1,398) 3,531 (443) (12) 106 (46) (367)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 46,812 $ 3,970 $ 174,019 $ 26,259 $ 188 $ 1,781 $ 7,165 $ 2,069
Reinvested ............................... 23,106 2,521 38,528 9,938 64 362 459 876
Redeemed ................................
(93,927) (29,438) (124,376) (55,020) (510) (1,741) (8,910) (2,425)
Net Increase (Decrease)
$ (24,009) $ (22,947) $ 88,171 $ (18,823) $ (258) $ 402 $ (1,286) $ 520
Shares:
Sold .................................... 4,214 362 15,879 2,399 17 162 665 188
Reinvested ............................... 2,121 235 3,592 923 6 34 43 81
Redeemed ................................
(8,452) (2,688) (11,382) (5,022) (47) (159) (820) (218)
Net Increase (Decrease)
(2,117) (2,091) 8,089 (1,700) (24) 37 (112) 51
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (12,507) $ (753) $ (25,222) $ (5,521) $ (27) $ (230) $ (241) $ (484)
Total Dividends and Distributions
$ (12,507) $ (753) $ (25,222) $ (5,521) $ (27) $ (230) $ (241) $ (484)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (23,302) $ (2,527) $ (38,563) $ (9,940) $ (64) $ (362) $ (459) $ (876)
Total Dividends and Distributions
$ (23,302) $ (2,527) $ (38,563) $ (9,940) $ (64) $ (362) $ (459) $ (876)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 40,946 $ 34,542
Net realized gain (loss) on investments ...................................................................................................... 210,126 (26,815)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
516,851 186,170
Net Increase (Decrease) in Net Assets Resulting from Operations 767,923 193,897
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (39,200) (301,708)
Total Dividends and Distributions (39,200) (301,708)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(215,941) 105,958
Total Increase (Decrease) in Net Assets 512,782 (1,853)
Net Assets
Beginning of period ..........................................................................................................................
2,702,792 2,704,645
End of period ................................................................................................................................
$ 3,215,574 $ 2,702,792
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 61,935 $ 7,919 $ 115,547 $ 44,639 $ 63 $ 1,825 $ 1,384 $ 1,981
Reinvested ............................... 19,831 428 11,443 6,751 7 92 57 380
Redeemed ................................
(225,862) (36,867) (119,578) (98,718) (816) (1,830) (1,596) (4,956)
Net Increase (Decrease)
$ (144,096) $ (28,520) $ 7,412 $ (47,328) $ (746) $ 87 $ (155) $ (2,595)
Shares:
Sold .................................... 3,287 471 6,433 2,453 4 100 76 109
Reinvested ............................... 1,110 27 677 391 – 5 3 22
Redeemed ................................
(11,987) (2,194) (6,657) (5,443) (44) (104) (85) (272)
Net Increase (Decrease)
(7,590) (1,696) 453 (2,599) (40) 1 (6) (141)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 70,437 $ 9,633 $ 97,294 $ 57,763 $ 114 $ 1,114 $ 1,309 $ 2,589
Reinvested ............................... 160,877 13,189 74,940 46,455 172 1,108 645 2,556
Redeemed ................................
(200,030) (47,229) (88,173) (86,323) (677) (5,001) (3,263) (3,541)
Net Increase (Decrease)
$ 31,284 $ (24,407) $ 84,061 $ 17,895 $ (391) $ (2,779) $ (1,309) $ 1,604
Shares:
Sold .................................... 4,321 658 6,247 3,606 8 71 84 165
Reinvested ............................... 10,516 966 5,164 3,133 12 77 44 174
Redeemed ................................
(12,242) (3,230) (5,700) (5,438) (44) (324) (215) (220)
Net Increase (Decrease)
2,595 (1,606) 5,711 1,301 (24) (176) (87) 119
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (20,029) $ (429) $ (11,449) $ (6,757) $ (7) $ (92) $ (57) $ (380)
Total Dividends and Distributions
$ (20,029) $ (429) $ (11,449) $ (6,757) $ (7) $ (92) $ (57) $ (380)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (162,537) $ (13,252) $ (74,950) $ (46,488) $ (172) $ (1,108) $ (645) $ (2,556)
Total Dividends and Distributions
$ (162,537) $ (13,252) $ (74,950) $ (46,488) $ (172) $ (1,108) $ (645) $ (2,556)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 72,515 $ 58,475
Net realized gain (loss) on investments ...................................................................................................... 31,654 (57,925)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
259,272 56,742
Net Increase (Decrease) in Net Assets Resulting from Operations 363,441 57,292
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (72,438) (58,259)
Total Dividends and Distributions (72,438) (58,259)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(195,176) (187,444)
Total Increase (Decrease) in Net Assets 95,827 (188,411)
Net Assets
Beginning of period ..........................................................................................................................
2,256,309 2,444,720
End of period ................................................................................................................................
$ 2,352,136 $ 2,256,309
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 58,785 $ 4,621 $ 86,906 $ 31,857 $ 518 $ 537 $ 970 $ 15,483
Reinvested ............................... 27,798 1,914 35,935 5,683 60 88 109 425
Redeemed ................................
(203,962) (37,896) (174,102) (42,606) (2,110) (962) (754) (4,473)
Net Increase (Decrease)
$ (117,379) $ (31,361) $ (51,261) $ (5,066) $ (1,532) $ (337) $ 325 $ 11,435
Shares:
Sold .................................... 4,969 396 7,460 2,702 44 46 83 1,327
Reinvested ............................... 2,366 165 3,089 485 5 8 9 36
Redeemed ................................
(17,314) (3,250) (14,958) (3,623) (172) (83) (65) (377)
Net Increase (Decrease)
(9,979) (2,689) (4,409) (436) (123) (29) 27 986
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 76,268 $ 6,254 $ 120,788 $ 31,118 $ 558 $ 823 $ 1,339 $ 1,007
Reinvested ............................... 23,189 1,857 27,873 4,616 40 72 70 191
Redeemed ................................
(213,816) (53,249) (167,554) (44,978) (313) (1,382) (859) (1,356)
Net Increase (Decrease)
$ (114,359) $ (45,138) $ (18,893) $ (9,244) $ 285 $ (487) $ 550 $ (158)
Shares:
Sold .................................... 6,827 565 10,926 2,790 50 74 120 91
Reinvested ............................... 2,092 170 2,539 418 4 7 6 17
Redeemed ................................
(19,146) (4,829) (15,174) (4,063) (29) (123) (77) (121)
Net Increase (Decrease)
(10,227) (4,094) (1,709) (855) 25 (42) 49 (13)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (28,112) $ (1,929) $ (36,025) $ (5,690) $ (60) $ (88) $ (109) $ (425)
Total Dividends and Distributions
$ (28,112) $ (1,929) $ (36,025) $ (5,690) $ (60) $ (88) $ (109) $ (425)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (23,445) $ (1,867) $ (27,950) $ (4,624) $ (40) $ (72) $ (70) $ (191)
Total Dividends and Distributions
$ (23,445) $ (1,867) $ (27,950) $ (4,624) $ (40) $ (72) $ (70) $ (191)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 20,552 $ 14,951
Net realized gain (loss) on investments ...................................................................................................... 141,480 6,610
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
416,929 132,725
Net Increase (Decrease) in Net Assets Resulting from Operations 578,961 154,286
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (25,955) (160,318)
Total Dividends and Distributions (25,955) (160,318)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(138,098) 79,844
Total Increase (Decrease) in Net Assets 414,908 73,812
Net Assets
Beginning of period ..........................................................................................................................
1,852,176 1,778,364
End of period ................................................................................................................................
$ 2,267,084 $ 1,852,176
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 47,868 $ 8,058 $ 69,350 $ 43,744 $ 50 $ 1,533 $ 986 $ 5,245
Reinvested ............................... 13,927 405 5,963 5,025 4 75 77 305
Redeemed ................................
(159,566) (23,377) (68,544) (80,248) (77) (3,013) (3,077) (2,811)
Net Increase (Decrease)
$ (97,771) $ (14,914) $ 6,769 $ (31,479) $ (23) $ (1,405) $ (2,014) $ 2,739
Shares:
Sold .................................... 2,198 432 3,345 2,082 2 75 49 255
Reinvested ............................... 681 23 308 255 – 4 4 16
Redeemed ................................
(7,289) (1,247) (3,284) (3,841) (4) (144) (146) (135)
Net Increase (Decrease)
(4,410) (792) 369 (1,504) (2) (65) (93) 136
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 50,940 $ 8,099 $ 50,168 $ 67,474 $ 181 $ 1,524 $ 4,390 $ 3,456
Reinvested ............................... 91,610 7,077 31,360 26,616 27 608 277 1,656
Redeemed ................................
(126,375) (25,828) (40,118) (63,971) (99) (1,929) (2,245) (5,054)
Net Increase (Decrease)
$ 16,175 $ (10,652) $ 41,410 $ 30,119 $ 109 $ 203 $ 2,422 $ 58
Shares:
Sold .................................... 2,767 509 2,854 3,772 11 87 250 194
Reinvested ............................... 5,358 482 1,933 1,610 2 38 17 102
Redeemed ................................
(6,855) (1,633) (2,289) (3,575) (6) (110) (130) (281)
Net Increase (Decrease)
1,270 (642) 2,498 1,807 7 15 137 15
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (14,094) $ (407) $ (5,965) $ (5,028) $ (4) $ (75) $ (77) $ (305)
Total Dividends and Distributions
$ (14,094) $ (407) $ (5,965) $ (5,028) $ (4) $ (75) $ (77) $ (305)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (92,673) $ (7,090) $ (31,367) $ (26,619) $ (28) $ (608) $ (277) $ (1,656)
Total Dividends and Distributions
$ (92,673) $ (7,090) $ (31,367) $ (26,619) $ (28) $ (608) $ (277) $ (1,656)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 107,537 $ 93,169
Net realized gain (loss) on investments and futures ......................................................................................... 5,375 (26,093)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
97,726 76,005
Net Increase (Decrease) in Net Assets Resulting from Operations 210,638 143,081
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (107,614) (93,821)
Total Dividends and Distributions (107,614) (93,821)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
370,899 (387,112)
Total Increase (Decrease) in Net Assets 473,923 (337,852)
Net Assets
Beginning of period ..........................................................................................................................
2,854,651 3,192,503
End of period ................................................................................................................................
$ 3,328,574 $ 2,854,651
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 155,163 $ 4,055 $ 10,419 $ 1,026,130 $ 97 $ 5,416 $ 11,107 $ 1,324
Reinvested ............................... 10,287 384 3,887 90,131 13 295 306 290
Redeemed ................................
(177,177) (7,038) (23,863) (713,257) (108) (6,994) (17,353) (2,615)
Net Increase (Decrease)
$ (11,727) $ (2,599) $ (9,557) $ 403,004 $ 2 $ (1,283) $ (5,940) $ (1,001)
Shares:
Sold .................................... 13,057 342 878 86,242 8 456 945 112
Reinvested ............................... 865 32 327 7,581 1 25 26 24
Redeemed ................................
(14,933) (594) (2,012) (60,107) (9) (590) (1,469) (221)
Net Increase (Decrease)
(1,011) (220) (807) 33,716 – (109) (498) (85)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 168,814 $ 4,644 $ 12,224 $ 590,137 $ 29 $ 3,056 $ 6,986 $ 1,539
Reinvested ............................... 9,313 358 3,462 77,562 12 245 368 249
Redeemed ................................
(220,714) (11,779) (29,869) (987,824) (217) (3,302) (9,967) (2,438)
Net Increase (Decrease)
$ (42,587) $ (6,777) $ (14,183) $ (320,125) $ (176) $ (1) $ (2,613) $ (650)
Shares:
Sold .................................... 14,560 402 1,054 50,941 2 264 601 133
Reinvested ............................... 802 31 299 6,687 1 21 32 21
Redeemed ................................
(19,028) (1,016) (2,577) (85,288) (18) (284) (859) (210)
Net Increase (Decrease)
(3,666) (583) (1,224) (27,660) (15) 1 (226) (56)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (10,722) $ (399) $ (3,941) $ (91,635) $ (13) $ (305) $ (309) $ (290)
Total Dividends and Distributions
$ (10,722) $ (399) $ (3,941) $ (91,635) $ (13) $ (305) $ (309) $ (290)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (9,744) $ (374) $ (3,512) $ (79,313) $ (12) $ (248) $ (369) $ (249)
Total Dividends and Distributions
$ (9,744) $ (374) $ (3,512) $ (79,313) $ (12) $ (248) $ (369) $ (249)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 6,456 $ 3,634
Net realized gain (loss) on investments and futures ......................................................................................... 31,476 38,378
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
284,959 (142,147)
Net Increase (Decrease) in Net Assets Resulting from Operations 322,891 (100,135)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (35,909) (1,601)
Total Dividends and Distributions (35,909) (1,601)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
931,600 (44,335)
Total Increase (Decrease) in Net Assets 1,218,582 (146,071)
Net Assets
Beginning of period ..........................................................................................................................
1,061,630 1,207,701
End of period ................................................................................................................................
$ 2,280,212 $ 1,061,630
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 13,944 N/A $ 6,706 $ 552,902 $ 105 $ 4,677 $ 2,063 $ 4,861 $ 777,454
Reinvested ..................... 7,874 N/A 6,386 11,770 40 458 1,014 1,268 6,999
Redeemed ......................
(42,718) N/A (25,526) (308,730) (254) (7,329) (12,403) (9,416) (60,545)
Net Increase (Decrease)
$ (20,900) N/A $ (12,434) $ 255,942 $ (109) $ (2,194) $ (9,326) $ (3,287) $ 723,908
Shares:
Sold .......................... 561 N/A 285 20,333 5 192 80 182 27,465
Reinvested ..................... 327 N/A 280 440 2 19 40 48 261
Redeemed ......................
(1,721) N/A (1,086) (11,222) (11) (299) (479) (349) (2,167)
Net Increase (Decrease)
(833) N/A (521) 9,551 (4) (88) (359) (119) 25,559
Year Ended October 31, 2023
(a)
Dollars:
Sold .......................... $ 35,051 $ 729 $ 5,186 $ 159,444 $ 200 $ 7,225 $ 7,039 $ 8,530 $ 63,224
Reinvested ..................... – – 172 720 – – – 22 684
Redeemed ......................
(36,600) (20,328) (17,745) (157,283) (869) (5,585) (11,954) (16,719) (65,478)
Net Increase (Decrease)
$ (1,549) $ (19,599) $ (12,387) $ 2,881 $ (669) $ 1,640 $ (4,915) $ (8,167) $ (1,570)
Shares:
Sold .......................... 1,534 38 234 6,225 9 317 289 340 2,431
Reinvested ..................... – – 8 30 – – – 1 28
Redeemed ......................
(1,587) (1,084) (808) (6,127) (44) (246) (483) (655) (2,526)
Net Increase (Decrease)
(53) (1,046) (566) 128 (35) 71 (194) (314) (67)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (7,925) $ N/A $ (6,398) $ (11,798) $ (40) $ (464) $ (1,014) $ (1,268) $ (7,002)
Total Dividends and Distributions
$ (7,925) $ N/A $ (6,398) $ (11,798) $ (40) $ (464) $ (1,014) $ (1,268) $ (7,002)
Year Ended October 31, 2023
(a)
From net investment income and net
realized gain on investments ......... $ – $ – $ (173) $ (721) $ – $ – $ – $ (22) $ (685)
Total Dividends and Distributions
$ – $ – $ (173) $ (721) $ – $ – $ – $ (22) $ (685)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ (5,963) $ (4,833)
Net realized gain (loss) on investments and futures ......................................................................................... 221,027 (36,350)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
463,693 (89,678)
Net Increase (Decrease) in Net Assets Resulting from Operations 678,757 (130,861)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (18,193)
Total Dividends and Distributions – (18,193)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(573,772) (83,501)
Total Increase (Decrease) in Net Assets 104,985 (232,555)
Net Assets
Beginning of period ..........................................................................................................................
2,019,567 2,252,122
End of period ................................................................................................................................
$ 2,124,552 $ 2,019,567
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 6,795 $ 32,965 $ 229 $ 3,604 $ 1,913 $ 3,761 $ 297,493
Redeemed ...........................................
(13,665) (94,800) (397) (4,154) (4,742) (7,661) (795,113)
Net Increase (Decrease)
$ (6,870) $ (61,835) $ (168) $ (550) $ (2,829) $ (3,900) $ (497,620)
Shares:
Sold ............................................... 791 2,387 23 327 159 292 20,444
Redeemed ...........................................
(1,598) (6,631) (41) (391) (385) (598) (53,459)
Net Increase (Decrease)
(807) (4,244) (18) (64) (226) (306) (33,015)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 7,024 $ 41,990 $ 311 $ 2,501 $ 1,118 $ 5,449 $ 313,389
Reinvested .......................................... 843 1,065 19 142 93 281 15,278
Redeemed ...........................................
(10,083) (94,484) (657) (3,534) (1,843) (15,825) (346,578)
Net Increase (Decrease)
$ (2,216) $ (51,429) $ (327) $ (891) $ (632) $ (10,095) $ (17,911)
Shares:
Sold ............................................... 901 3,247 35 264 106 472 24,279
Reinvested .......................................... 119 89 2 16 9 26 1,271
Redeemed ...........................................
(1,305) (7,404) (75) (372) (172) (1,384) (26,909)
Net Increase (Decrease)
(285) (4,068) (38) (92) (57) (886) (1,359)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ – $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ – $ –
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (845) $ (1,214) $ (19) $ (143) $ (93) $ (281) $ (15,598)
Total Dividends and Distributions
$ (845) $ (1,214) $ (19) $ (143) $ (93) $ (281) $ (15,598)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 16,944 $ 17,048
Net realized gain (loss) on investments and futures ......................................................................................... 111,048 43,949
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
173,650 (146,774)
Net Increase (Decrease) in Net Assets Resulting from Operations 301,642 (85,777)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (52,576) (115,168)
Total Dividends and Distributions (52,576) (115,168)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(75,034) 82,041
Total Increase (Decrease) in Net Assets 174,032 (118,904)
Net Assets
Beginning of period ..........................................................................................................................
1,043,043 1,161,947
End of period ................................................................................................................................
$ 1,217,075 $ 1,043,043
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 14,933 $ 65,714 $ 1,074 $ 10,054 $ 7,137 $ 14,362 $ 130,087
Reinvested .......................................... 8,208 10,238 220 2,716 1,105 3,730 26,237
Redeemed ...........................................
(27,859) (101,572) (2,488) (26,163) (11,829) (29,237) (171,701)
Net Increase (Decrease)
$ (4,718) $ (25,620) $ (1,194) $ (13,393) $ (3,587) $ (11,145) $ (15,377)
Shares:
Sold ............................................... 622 2,533 43 375 265 526 4,997
Reinvested .......................................... 348 398 9 103 41 138 1,021
Redeemed ...........................................
(1,171) (3,903) (99) (976) (435) (1,063) (6,586)
Net Increase (Decrease)
(201) (972) (47) (498) (129) (399) (568)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 13,467 $ 75,238 $ 843 $ 14,074 $ 6,155 $ 16,255 $ 169,713
Reinvested .......................................... 18,550 21,053 633 7,124 3,095 9,469 55,034
Redeemed ...........................................
(23,026) (87,208) (1,609) (22,647) (13,987) (31,737) (148,448)
Net Increase (Decrease)
$ 8,991 $ 9,083 $ (133) $ (1,449) $ (4,737) $ (6,013) $ 76,299
Shares:
Sold ............................................... 594 3,088 35 564 243 633 7,012
Reinvested .......................................... 857 896 28 296 126 384 2,344
Redeemed ...........................................
(1,022) (3,496) (68) (901) (543) (1,236) (6,023)
Net Increase (Decrease)
429 488 (5) (41) (174) (219) 3,333
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (8,236) $ (10,331) $ (220) $ (2,717) $ (1,105) $ (3,730) $ (26,237)
Total Dividends and Distributions
$ (8,236) $ (10,331) $ (220) $ (2,717) $ (1,105) $ (3,730) $ (26,237)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (18,584) $ (21,218) $ (633) $ (7,128) $ (3,095) $ (9,469) $ (55,041)
Total Dividends and Distributions
$ (18,584) $ (21,218) $ (633) $ (7,128) $ (3,095) $ (9,469) $ (55,041)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 17,773 $ 13,786
Net realized gain (loss) on investments and futures ......................................................................................... 125,323 31,063
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
161,934 (86,348)
Net Increase (Decrease) in Net Assets Resulting from Operations 305,030 (41,499)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (44,101) (115,707)
Total Dividends and Distributions (44,101) (115,707)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(310,680) 202,336
Total Increase (Decrease) in Net Assets (49,751) 45,130
Net Assets
Beginning of period ..........................................................................................................................
1,168,431 1,123,301
End of period ................................................................................................................................
$ 1,118,680 $ 1,168,431
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 3,213 $ 87,462 $ 108 $ 1,142 $ 1,001 $ 901 $ 330,671
Reinvested .......................................... 671 8,034 22 165 90 317 34,556
Redeemed ...........................................
(4,116) (158,133) (282) (2,260) (845) (7,229) (606,168)
Net Increase (Decrease)
$ (232) $ (62,637) $ (152) $ (953) $ 246 $ (6,011) $ (240,941)
Shares:
Sold ............................................... 271 7,421 11 102 87 77 27,496
Reinvested .......................................... 58 663 2 15 8 27 2,853
Redeemed ...........................................
(358) (13,211) (28) (200) (73) (626) (49,029)
Net Increase (Decrease)
(29) (5,127) (15) (83) 22 (522) (18,680)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 4,700 $ 133,613 $ 108 $ 2,133 $ 826 $ 1,775 $ 230,311
Reinvested .......................................... 2,218 15,959 89 539 277 1,287 94,994
Redeemed ...........................................
(4,992) (114,735) (217) (2,126) (697) (4,316) (159,410)
Net Increase (Decrease)
$ 1,926 $ 34,837 $ (20) $ 546 $ 406 $ (1,254) $ 165,895
Shares:
Sold ............................................... 437 11,856 11 211 77 160 20,722
Reinvested .......................................... 222 1,528 10 55 28 127 9,103
Redeemed ...........................................
(476) (10,235) (23) (207) (65) (386) (14,648)
Net Increase (Decrease)
183 3,149 (2) 59 40 (99) 15,177
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (672) $ (8,248) $ (22) $ (165) $ (90) $ (317) $ (34,587)
Total Dividends and Distributions
$ (672) $ (8,248) $ (22) $ (165) $ (90) $ (317) $ (34,587)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (2,218) $ (16,206) $ (89) $ (539) $ (277) $ (1,287) $ (95,091)
Total Dividends and Distributions
$ (2,218) $ (16,206) $ (89) $ (539) $ (277) $ (1,287) $ (95,091)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 19,481 $ 19,378
Net realized gain (loss) on investments ...................................................................................................... (5,222) (22,524)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
37,240 26,194
Net Increase (Decrease) in Net Assets Resulting from Operations 51,499 23,048
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (19,821) (18,621)
Total Dividends and Distributions (19,821) (18,621)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,804) (59,708)
Total Increase (Decrease) in Net Assets 22,874 (55,281)
Net Assets
Beginning of period ..........................................................................................................................
544,549 599,830
End of period ................................................................................................................................
$ 567,423 $ 544,549
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 44,064 $ 2,004 $ 103,412
Reinvested .................................................................................... 8,237 381 10,082
Redeemed .....................................................................................
(71,489) (5,742) (99,753)
Net Increase (Decrease)
$ (19,188) $ (3,357) $ 13,741
Shares:
Sold ......................................................................................... 6,537 296 15,353
Reinvested .................................................................................... 1,221 56 1,492
Redeemed .....................................................................................
(10,638) (850) (14,854)
Net Increase (Decrease)
(2,880) (498) 1,991
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 55,041 $ 2,230 $ 122,603
Reinvested .................................................................................... 8,084 421 8,893
Redeemed .....................................................................................
(103,671) (8,484) (144,825)
Net Increase (Decrease)
$ (40,546) $ (5,833) $ (13,329)
Shares:
Sold ......................................................................................... 8,321 338 18,451
Reinvested .................................................................................... 1,221 63 1,342
Redeemed .....................................................................................
(15,688) (1,278) (21,985)
Net Increase (Decrease)
(6,146) (877) (2,192)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9,070) $ (405) $ (10,346)
Total Dividends and Distributions
$ (9,070) $ (405) $ (10,346)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (8,975) $ (446) $ (9,200)
Total Dividends and Distributions
$ (8,975) $ (446) $ (9,200)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal
Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund, Finisterre
Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government & High Quality
Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund,
LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund
III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal
LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035
Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal
LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid
2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070, Principal LifeTime
Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income
Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund, series of the Fund, (known as the "Funds") are presented herein. Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025
Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal
LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070
Fund, and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime Funds”. Principal LifeTime Hybrid
2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal
LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050
Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime
Hybrid 2070, and Principal LifeTime Hybrid Income Fund are referred to collectively as the “Principal LifeTime Hybrid Funds”. SAM Balanced,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth
Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to nine classes of shares: Class A, Class C, Class J,
Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 12, 2022, Institutional shares converted into R-6 shares of Government Money Market Fund and R-6 shares commenced operations. On December 14, 2022, Principal Global Investors, LLC (the “Manager”) made a $10,000 purchase of Institutional shares.
Effective January 13, 2023, R-1 shares discontinued and converted into R-3 shares for Overseas Fund.
Effective March 1, 2023, Principal LifeTime 2070 Fund commenced operations with the Manager making an initial $10,000 purchase of each
Class J, Institutional, R-1, R-3, R-4, and R-5 shares.
Effective March 1, 2023, Principal LifeTime Hybrid 2070 Fund commenced operations with the Manager making an initial $10,000 purchase of each Class J, Institutional, and R-6 shares.
Effective May 12, 2023, Principal LifeTime Strategic Income Fund acquired all the assets and assumed all the liabilities of Principal LifeTime
2010 Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders September 13, 2022. The purpose of the acquisition was to combine two funds managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 46,483,000 shares from Principal LifeTime 2010 Fund for 48,359,000 shares valued at $506,997,000 of
Principal LifeTime Strategic Income Fund at an approximate exchange rate of 1.04 for all classes of shares. The investment securities of Principal
LifeTime 2010 Fund, with a fair value of approximately $506,651,000 and a cost of $530,955,000 and $110,000 cash were the primary assets acquired by Principal LifeTime Strategic Income Fund on May 12, 2023. For financial reporting purposes, assets received, and shares issued by Principal LifeTime Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from Principal
LifeTime 2010 Fund were maintained through the reorganization. The net assets of Principal LifeTime 2010 Fund and Principal LifeTime
Strategic Income Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $507,031,000 ($882,000 of accumulated realized loss) and $341,098,000, respectively. The aggregate net assets of Principal LifeTime Strategic Income Fund immediately

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

following the acquisition was $848,129,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2022, the beginning of the fiscal year for Principal LifeTime Strategic Income
Fund, Principal LifeTime Strategic Income Fund’s pro forma results of operations for the period ended October 31, 2023, would have been
$24,949,000 of net investment income, $8,418,000 of net realized and unrealized gain on investments, and $33,367,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal LifeTime 2010 Fund that have been included in Principal LifeTime Strategic Income Fund’s statement of operations since May 12, 2023.
Effective May 19, 2023, Class C shares discontinued and converted into Class A shares for the following Funds:
On March 13, 2024, the Fund’s Board of Directors (the “Board”) took the following actions: Approved the conversion of Class R-1 shares into
Class R-3 shares and Class R-4 shares into Class R-5 shares for Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund,
Equity Income Fund, Global Emerging Markets Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Equity
Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Principal Capital Appreciation Fund, Principal LifeTime Funds, Real
Estate Securities Fund, SAM Portfolios, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund,
SmallCap Value Fund II Fund following the close of business on November 22, 2024; approved the conversion Class R-4 shares into Class R-5 shares for Global Real Estate Securities Fund following the close of business on November 22, 2024; and approved the conversion of the Class
R-4 shares into Institutional shares for Overseas Fund following the close of business on November 22, 2024.
Effective July 31, 2024 International Fund I changed its name to International Equity Fund.
On October 31, 2024, the Board approved the acquisition of the assets of the High Income Fund by the High Yield Fund (the “Proposed Merger”).
The record date for the determination of shareholders entitled to receive notice of the Proposed Merger is January 6, 2025, and the Proposed
Merger is expected to occur on or about February 28, 2025.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid
Funds, and the SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
Core Fixed Income Fund Principal Capital Appreciation Fund
LargeCap S&P 500 Index Fund SmallCap Fund
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under
Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of October 31,
2024:
Diversified International Fund
Euro 26 .7%
British Pound Sterling 17 .7
Japanese Yen 11 .2
Hong Kong Dollar 9 .5
Canadian Dollar 9 .3
Finisterre Emerging Markets Total Return Bond Fund
Euro 5 .4%
Global Emerging Markets Fund
Hong Kong Dollar 23 .2%
New Taiwan Dollar 20 .1
Indian Rupee 15 .8
South Korean Won 8 .7
Global Real Estate Securities Fund
Japanese Yen 7 .7%
Euro 7 .2
Australian Dollar 6 .9
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Certain of the transfer agent expenses may be reduced by the impact of interest earned during the period between when a redemption occurs and the funds are settled.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Government & High Quality Bond Fund, High Yield Fund, Short-Term Income Fund
and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other
Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S.
GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and the limitations imposed by
Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on
International Equity Fund
Euro 29 .1%
British Pound Sterling 16 .7
Hong Kong Dollar 14 .2
Japanese Yen 12 .9
Canadian Dollar 9 .0
Overseas Fund
Euro 38 .1%
British Pound Sterling 21 .8
Japanese Yen 15 .3
Hong Kong Dollar 5 .2
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended October 31, 2024 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in dividend income on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Adjustments and final payments to previously estimated IRS closing agreement fee liabilities may result in an increase to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The impact of the ASU will not have a material impact on the
Funds’ financial statements. The Funds will adopt the ASU for periods beginning after December 15, 2023.
In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures,
which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The
ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024.
Management is currently evaluating the impact of applying the ASU to the Funds' financial statements.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate (“SOFR”) plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of October
31, 2024 is included in interfund lending on the statements of assets and liabilities. There were no outstanding borrowings as of October 31, 2024.
During the year ended October 31, 2024, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended October 31, 2024, Funds borrowing from the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Core Fixed Income Fund $ 1,778 5.96% $ 106
Core Plus Bond Fund 137 5.82 8
Diversified Income Fund 444 5.83 26
Diversified International Fund 1,949 5.64 110
Equity Income Fund 1,767 5.57 98
Finisterre Emerging Markets Total Return Bond Fund 81 5.96 5
Global Emerging Markets Fund 122 5.89 7
Global Real Estate Securities Fund 104 5.89 6
Government & High Quality Bond Fund 102 5.96 6
High Income Fund 1,051 5.96 63
High Yield Fund 882 5.70 50
International Equity Fund 34 5.96 2
LargeCap Growth Fund I 1,100 5.78 64
LargeCap S&P 500 Index Fund 1,452 5.79 84
LargeCap Value Fund III 521 5.67 30
MidCap Fund 195 5.97 12
MidCap Growth Fund 65 5.93 4
MidCap Growth Fund III 131 5.93 8
MidCap S&P 400 Index Fund 194 5.86 11
MidCap Value Fund I 575 5.88 34
Overseas Fund 443 5.96 26
Principal Capital Appreciation Fund 165 5.97 10
Real Estate Securities Fund 699 5.91 41
Short-Term Income Fund 311 5.98 19
SmallCap Fund 326 5.97 19
SmallCap Growth Fund I 359 5.84 21
SmallCap S&P 600 Index Fund 233 5.81 14
SmallCap Value Fund II 119 5.85 7
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
California Municipal Fund $ 132 5.89% $ 8
Core Plus Bond Fund 3 5.96 —
Diversified International Fund 57 5.95 3
Equity Income Fund 105 5.96 6
Global Real Estate Securities Fund 1,769 5.93 105
Inflation Protection Fund 60 5.97 4
International Equity Fund 418 5.84 24
MidCap Fund 1,166 5.84 68
MidCap Growth Fund 45 5.96 3
MidCap Growth Fund III 63 5.95 4
MidCap S&P 400 Index Fund 56 5.95 3
MidCap Value Fund I 48 5.95 3
Real Estate Securities Fund 191 5.53 11
SmallCap Fund 59 5.95 4

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively (prior to April 15, 2024, the participants were able to borrow up to 250 million, collectively). Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-
term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of October 31, 2024.
During the year ended October 31, 2024, Funds borrowing against the line of credit were as follows (amounts in thousands):
Credit Linked Structured Notes. Certain of the Funds invest in credit linked structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Credit linked structured notes may entail a greater degree of market risk than other types of debt securities. Credit linked structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the credit linked structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Tax-Exempt Bond Fund $ 140 6.67%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

As of October 31, 2024, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows
(amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund
Bank o f America
Foreign Currency Contracts $ 1 $ (3) $ (2)
$ 1 $ (3) $ (2) $ — $ (2)
Bank of New York Mellon
Foreign Currency Contracts 49 — 49
$ 49 $ — $ 49 $ — $ 49
Citigroup Inc
Foreign Currency Contracts 294 (54) 2 40
Purchased Credit Default Swaptions 15 — 15
Total Return Swaps 54 — 54
Written Credit Default Swaptions — (3) (3)
$ 363 $ (57) $ 306 $ — $ 306
Goldman Sachs & Co
Credit Default Swaps 382 (24) 358
Purchased Credit Default Swaptions 3 1 — 3 1
Written Credit Default Swaptions — (6) (6)
$ 41 3 $ (30) $ 383 $ (250) $ 13 3
HSBC Securities Inc
Foreign Currency Contracts 7 6 (16) 60
Total Return Swaps 2 25 (7) 2 18
$ 3 01 $ (23) $ 278 $ — $ 278
JPMorgan Chase
Credit Default Swaps 587 — 587
Total Return Swaps 66 — 6 6
Written Credit Default Swaptions — (6) (6)
$ 65 3 $ (6) $ 64 7 $ — $ 64 7
Morgan Stanley & Co
Credit Default Swaps 3 49 (90) 2 59
Written Credit Default Swaptions — (1) (1)
$ 3 49 $ (91) $ 258 $ — $ 258
Total OTC $ 2,1 29 $ (2 10 ) $ 1,919 $ 1,669
Finisterre Emerging Markets Total Return Bond Fund
Citigroup Inc
Foreign Currency Contracts 92 2 (132) 7 90
Total Return Swaps 126 — 126
$ 1, 048 $ (132) $ 916 $ — $ 916
Goldman Sachs & Co
Credit Default Swaps — (1,219) (1,219)
Foreign Currency Contracts 61 (8) 53
$ 61 $ (1,22 7 ) $ (1,16 6 ) $ 1,16 6
$ —
HSBC Securities Inc
Foreign Currency Contracts 391 (219) 172
Total Return Swaps 6 10 (19) 591
$ 1,0 01 $ (2 38 ) $ 763 $ — $ 763
JPMorgan Chase
Foreign Currency Contracts 5 (22) (17)
Total Return Swaps 186 — 186
$ 191 $ (22) $ 169 $ — $ 169
Total OTC $ 2, 301 $ (1, 619 ) $ 682 $ 1,848
High Income Fund
Bank of New York Mellon
Foreign Currency Contracts 159 (171) (1 2 )
$ 159 $ (171) $ (1 2 ) $ — $ (1 2 )
Total OTC $ 159 $ (171) $ (1 2 ) $ (12)
High Yield Fund
JPMorgan Chase
Foreign Currency Contracts 56 (19) 37
$ 56 $ (19) $ 37 $ — $ 37
Total OTC $ 56 $ (19) $ 37 $ 37
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended October 31, 2024, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Inflation Protection Fund
Bank of New York Mellon
Foreign Currency Contracts $ 49 2 $ — $ 492
$ 492 $ — $ 492 $ — $ 492
Barclays Bank PLC
Foreign Currency Contracts 192 (14) 178
Purchased Options 71 — 71
$ 263 $ (14) $ 249 $ — $ 249
BNP Paribas
Foreign Currency Contracts 122 (110) 12
$ 122 $ (110) $ 12 $ — $ 12
Citigroup Inc
Foreign Currency Contracts 50 (123) (73)
$ 50 $ (123) $ (73) $ — $ (73)
Deutsche Bank AG
Written Interest Rate Swaptions — (212) (212)
$ — $ (212) $ (212) $ — $ (212)
Goldman Sachs & Co
Foreign Currency Contracts 17 (18) (1)
$ 17 $ (18) $ (1) $ — $ (1)
HSBC Securities Inc
Foreign Currency Contracts 33 (39) (6)
$ 33 $ (39) $ (6) $ — $ (6)
JPMorgan Chase
Written Interest Rate Swaptions — (423) (423)
$ — $ (423) $ (423) $ — $ (423)
Morgan Stanley & Co
Foreign Currency Contracts 765 — 765
Purchased Options 111 — 111
$ 876 $ — $ 876 $ (441) $ 435
Royal Bank of Scotland
Foreign Currency Contracts — (6) (6)
$ — $ (6) $ (6) $ — $ (6)
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 161 (94) 67
$ 161 $ (94) $ 67 $ — $ 67
UBS AG
Foreign Currency Contracts 166 (17) 149
$ 166 $ (17) $ 149 $ — $ 149
Total OTC $ 2,180 $ (1,056) $ 1,124 $ 683
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of October 31, 2024, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of October 31, 2024, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the year ended October 31, 2024, the average outstanding balances for the liability and weighted average annual interest rates for the
Funds' were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency Contracts
and TBA Securities)
Total Deposits with
Counterparty
Diversified Income Fund $ 2,244 $ 2,030 $ — $ 4,274
Finisterre Emerging Markets Total Return Bond Fund 9,457 6,210 — 15,667
Government & High Quality Bond Fund 337 — 316 653
High Income Fund 1,092 — — 1,092
Inflation Protection Fund 10,315 — — 10,315
LargeCap Growth Fund I 5,387 — — 5,387
LargeCap S&P 500 Index Fund 14,571 — — 14,571
LargeCap Value Fund III 2,584 — — 2,584
MidCap Growth Fund III 110 — — 110
MidCap S&P 400 Index Fund 754 — — 754
MidCap Value Fund I 975 — — 975
Overseas Fund 82 — — 82
Short-Term Income Fund 2,593 — — 2,593
SmallCap Growth Fund I 319 — — 319
SmallCap S&P 600 Index Fund 1,664 — — 1,664
SmallCap Value Fund II 319 — — 319
ISDA (OTC Derivatives)
Diversified Income Fund $ 250
Inflation Protection Fund 441
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 22,416 3.91%
Tax-Exempt Bond Fund 19,644 3.95
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Core Fixed Income Fund, Diversified Income Fund, Inflation
Protection Fund, Government & High Quality Bond Fund, Finisterre Emerging Markets Total Return Bond Fund, High Income Fund, and Short-
Term Income Fund. The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions, Imposition, and Duration.  As a retail money market fund, the Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions. The imposition of liquidity fees also affects checkwriting and exchanges from the Money Market Fund.
If the Board (or the Manager, in accordance with Board-approved guidelines) determines that a liquidity fee is in the best interests of the fund, the fund must institute a liquidity fee (not to exceed 2% of the value of the shares redeemed). This discretionary liquidity fee will be applied to all fund shares for which redemption requests are submitted. If fund shares are held through a financial intermediary, the fund may rely on that intermediary to assess the fund's discretionary liquidity fees on underlying shareholder accounts.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

A discretionary liquidity fee will commence if the Board (or the Manager, in accordance with Board-approved guidelines) determines to impose it (as early as the same day the Board or the Manager makes the determination) and will remain in place until the Board (or the Manager, in accordance with Board-approved guidelines) determines that imposing the discretionary liquidity fee is no longer in the best interests of the
Money Market Fund.
Options Contracts. During the year, certain of the Funds wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put)
and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of October 31, 2024, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, the Funds may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S.
government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of October 31, 2024, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Income Fund $ 106 $ 1
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Board. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’
creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2024 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly,
“a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be found at
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

www.PrincipalAM.com . As of October 31, 2024, series of the Fund, Principal Exchange-Traded Funds and Principal Variable Contracts Funds,
Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 69.06 % LargeCap Value Fund III 78.06%
Diversified International Fund 83.75 MidCap Fund 3.67
Equity Income Fund 35.49 MidCap S&P 400 Index Fund 38.35
Finisterre Emerging Markets Total Return Bond Fund 54.64 Overseas Fund 43.22
Global Emerging Markets Fund 35.36 Principal Capital Appreciation Fund 33.08
Government & High Quality Bond Fund 32.66 Real Estate Securities Fund 11.76
Government Money Market Fund 85.88 Short-Term Income Fund 44.55
High Income Fund 21.55 SmallCap Fund 31.72
High Yield Fund 23.67 SmallCap S&P 600 Index Fund 34.87
Inflation Protection Fund 43.25
LargeCap Growth Fund I 26.10
LargeCap S&P 500 Index Fund
55.25
Asset Derivatives October 31, 2024 Liability Derivatives October 31, 2024
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Fixed Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,991
*
Payables, Total distributable earnings (accumulated loss) $ 9,163
*
Core Plus Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 5,054
*
Diversified Income Fund
Credit Contracts Investment in securities – at value
**
, Receivables, Total
distributable earnings (accumulated loss)
$ 1,376
*
Payables, Total distributable earnings (accumulated loss) $ 144
*
Foreign Exchange Contracts Receivables $ 420 Payables $ 73
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 924
*
Payables, Total distributable earnings (accumulated loss) $ 1,5 20
*
Total
$ 2,720
*
$ 1,737
*
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 266
*
Payables, Total distributable earnings (accumulated loss) $ 1,219
Foreign Exchange Contracts Receivables $ 1,379 Payables $ 381
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,080
*
Payables, Total distributable earnings (accumulated loss) $ 4,344
*
Total $ 3,725
*
$ 5,944
*
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Asset Derivatives October 31, 2024 Liability Derivatives October 31, 2024
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Government & High Quality Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,135
*
Payables, Total distributable earnings (accumulated loss) $ 1,057
*
High Income Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 35
*
Foreign Exchange Contracts Receivables $ 159 Payables $ 171
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 73
*
Payables, Total distributable earnings (accumulated loss) $ 248
*
Total $ 232
*
$ 454
*
High Yield Fund
Foreign Exchange Contracts Receivables $ 56 Payables $ 19
Inflation Protection Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 77
*
Foreign Exchange Contracts Investment in securities – at value
**
, Receivables $ 2,180 Payables $ 421
Interest Rate Contracts Investment in securities – at value
**
, Receivables, Total
distributable earnings (accumulated loss)
$ 1,304
*
Payables, Total distributable earnings (accumulated loss) $ 2,023
*
Total
$ 3,484
*
$ 2,521
*
LargeCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 2,113
*
LargeCap S&P 500 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 980
*
Payables, Total distributable earnings (accumulated loss) $ —
LargeCap Value Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 828
*
MidCap Growth Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 9
*
MidCap S&P 400 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 174
*
MidCap Value Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 220
*
Short-Term Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 4,801
*
SmallCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 95
*
SmallCap S&P 600 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 119
*
SmallCap Value Fund II
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 79
*
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**
Investment in securities – at value includes purchased options and/or purchased swaptions.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Fixed Income Fund
Interest Rate Contracts
Futures contracts $ — $ (6,172)
Core Plus Bond Fund
Credit Contracts
Swap agreements $ (2,081) $ (227)
Interest Rate Contracts
Futures contracts $ 4,065 $ (2,838)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund (continued)
Total $ 1,984 $ (3,065)
Diversified Income Fund
Credit Contracts
Investment transactions/Investments* $ (2) $ (5)
Options and swaptions $ 29 $ 29
Swap agreements $ (233) $ 1
Foreign Exchange Contracts
Foreign currency contracts $ (1,654) $ 251
Interest Rate Contracts
Futures contracts $ 83 $ (1,006)
Swap agreements $ 14 $ 338
Total $ (1,763) $ (392)
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Swap agreements $ (4,963) $ 291
Foreign Exchange Contracts
Foreign currency contracts $ (4,501) $ 899
Interest Rate Contracts
Futures contracts $ 4,898 $ (450)
Swap agreements $ 3,710 $ (871)
Total $ (856) $ (131)
Government & High Quality Bond Fund
Interest Rate Contracts
Futures contracts $ (515) $ 3,223
High Income Fund
Credit Contracts
Swap agreements $ 1,193 $ (35)
Foreign Exchange Contracts
Foreign currency contracts $ (161) $ (84)
Interest Rate Contracts
Futures contracts $ 1,168 $ (175)
Total $ 2,200 $ (294)
High Yield Fund
Foreign Exchange Contracts
Foreign currency contracts $ 256 $ (39)
Inflation Protection Fund
Credit Contracts
Swap agreements $ 925 $ (77)
Foreign Exchange Contracts
Investment transactions/Investments* $ (138) $ (17)
Foreign currency contracts $ (807) $ 1,573
Options and swaptions $ 29 $ —
Interest Rate Contracts
Investment transactions/Investments* $ (161) $ 669
Futures contracts $ 766 $ 8
Options and swaptions $ 2,019 $ (331)
Swap agreements $ (2,540) $ (674)
Total $ 93 $ 1,151
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended October
31, 2024 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
LargeCap Growth Fund I
Equity Contracts
Futures contracts $ 14,078 $ (468)
LargeCap S&P 500 Index Fund
Equity Contracts
Futures contracts $ 36,115 $ 8,601
LargeCap Value Fund III
Equity Contracts
Futures contracts $ 3,028 $ (140)
MidCap Growth Fund III
Equity Contracts
Futures contracts $ 1,276 $ 69
MidCap S&P 400 Index Fund
Equity Contracts
Futures contracts $ 4,056 $ 1,588
MidCap Value Fund I
Equity Contracts
Futures contracts $ 2,700 $ 192
Overseas Fund
Equity Contracts
Futures contracts $ 1,704 $ 388
Short-Term Income Fund
Interest Rate Contracts
Futures contracts $ 5,216 $ (105)
SmallCap Fund
Equity Contracts
Futures contracts $ 651 $ —
SmallCap Growth Fund I
Equity Contracts
Futures contracts $ 547 $ (96)
SmallCap S&P 600 Index Fund
Equity Contracts
Futures contracts $ 4,465 $ 596
SmallCap Value Fund II
Equity Contracts
Futures contracts $ 1,370 $ 678
*Investment transactions includes purchased options and/or purchased swaptions.
Contract Type Derivative Type Average Notional
Core Fixed Income Fund
Interest Rate Contracts Futures – Long $ 913,779
Futures – Short 50,752
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection 14,850
Interest Rate Contracts Futures – Long 179,931
Diversified Income Fund
Credit Contracts Credit Default Swaps - Buy Protection 8,835
Credit Default Swaps - Sell Protection 7,022
Exchange Cleared Credit Default Swaps - Buy Protection 14,607
Purchased Credit Default Swaptions 3,868
Written Credit Default Swaptions 10,045
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 9,363
Foreign Currency Contracts - Contracts to Deliver 39,996
Interest Rate Contracts Futures – Long 46,247
Futures – Short 21,184
Total Return Swaps – Pay Positive Return 1,340
Total Return Swaps – Receive Positive Return 6,847
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 84,188
Exchange Cleared Credit Default Swaps - Buy Protection 66,921
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Contract Type Derivative Type Average Notional
Finisterre Emerging Markets Total Return Bond Fund (continued)
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 55,452
Foreign Currency Contracts - Contracts to Deliver 157,838
Interest Rate Contracts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 111,699
Exchange Cleared Interest Rate Swaps – Receive Floating Rate 34,138
Futures – Long 94,988
Futures – Short 28,902
Total Return Swaps – Receive Positive Return 16,816
Government & High Quality Bond Fund
Interest Rate Contracts Futures – Long 28,773
Futures – Short 49,280
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 22,400
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 7,488
Foreign Currency Contracts - Contracts to Deliver 10,681
Interest Rate Contracts Futures – Long 19,621
Futures – Short 9,197
High Yield Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 3
Foreign Currency Contracts - Contracts to Deliver 14,572
Inflation Protection Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 22,793
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 27,886
Foreign Currency Contracts - Contracts to Deliver 54,724
Purchased Options 24,545
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 564,319
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 143,353
Futures – Long 63,090
Futures - Short 64,309
Purchased Interest Rate Swaptions 210,867
Purchased Options 2,106
Written Interest Rate Swaptions 262,086
Written Options 2,017
LargeCap Growth Fund I
Equity Contracts Futures – Long 64,393
LargeCap S&P 500 Index Fund
Equity Contracts Futures – Long 204,518
LargeCap Value Fund III
Equity Contracts Futures – Long 33,302
MidCap Growth Fund III
Equity Contracts Futures – Long 6,556
MidCap S&P 400 Index Fund
Equity Contracts Futures – Long 26,207
MidCap Value Fund I
Equity Contracts Futures – Long 20,841
Overseas Fund
Equity Contracts Futures – Long 10,591
Short-Term Income Fund
Interest Rate Contracts Futures – Long 234,106
SmallCap Growth Fund I
Equity Contracts Futures – Long 6,649
SmallCap S&P 600 Index Fund
Equity Contracts Futures – Long 27,898
SmallCap Value Fund II
Equity Contracts Futures – Long 8,075
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies* $ 53 $ — $ — $ 53
Municipal Bonds* — 634,094 — 634,094
Total investments in securities $ 53 $ 634,094 $ — $ 634,147
Core Fixed Income Fund
Bonds* — 5,584,083 — 5,584,083
Common Stocks
Industrial — — 20,129 20,129
Investment Companies* 121,770 — — 121,770
U.S. Government & Government Agency Obligations* — 5,038,672 — 5,038,672
Total investments in securities $ 121,770 $ 10,622,755 $ 20,129 $ 10,764,654
Derivative Assets
Interest Rate Contracts
Futures** 2,991 — — 2,991
Derivative Liabilities
Interest Rate Contracts
Futures** (9,163) — — (9,163)
Core Plus Bond Fund
Bonds* — 397,582 9 397,591
Common Stocks
Consumer, Cyclical — — — —
Energy — — 29 29
Financial — 2 — 2
Investment Companies* 16,190 — — 16,190
Preferred Stocks
Government — 3,513 — 3,513
Senior Floating Rate Interests* — 7,173 — 7,173
U.S. Government & Government Agency Obligations* — 183,603 — 183,603
Total investments in securities $ 16,190 $ 591,873 $ 38 $ 608,101
Derivative Liabilities
Interest Rate Contracts
Futures** (5,054) — — (5,054)
Diversified Income Fund
Bonds* — 1,774,366 80,662 1,855,028
Common Stocks
Basic Materials — 865 45,759 46,624
Consumer, Cyclical — 1,514 — 1,514
Consumer, Non-cyclical — — 447 447
Industrial — 4,209 — 4,209
Technology 176 311 — 487
Investment Companies* 234,647 — — 234,647
Preferred Stocks
Consumer, Non-cyclical — 975 — 975
Financial 18,009 — — 18,009
Government — 703 — 703
Utilities 8,393 — — 8,393
Repurchase Agreements — 5,028 — 5,028
Senior Floating Rate Interests* — 258,088 4,510 262,598
U.S. Government & Government Agency Obligations* — 246,274 — 246,274
Purchased Credit Default Swaptions — 46 — 46
Total investments in securities $ 261,225 $ 2,292,379 $ 131,378 $ 2,684,982
Short Sales
U.S. Government & Government Agency Obligations* — (6,429) — (6,429)
Total Short Sales $ — $ (6,429) $ — $ (6,429)
Derivative Assets
Credit Contracts
Credit Default Swaps — 1,318 — 1,318
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Income Fund (continued)
Credit Contracts (continued)
Exchange Cleared Credit Default Swaps** $ — $ 12 $ — $ 12
Foreign Exchange Contracts
Foreign Currency Contracts — 420 — 420
Interest Rate Contracts
Futures** 579 — — 579
Total Return Swaps — 34 5 — 34 7
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (114) — (114)
Exchange Cleared Credit Default Swaps** — (14) — (14)
Written Credit Default Swaptions — (16) — (16)
Foreign Exchange Contracts
Foreign Currency Contracts — (73) — (73)
Interest Rate Contracts
Futures** (1,513) — — (1,513)
Total Return Swaps — (7) — (7)
Diversified International Fund
Common Stocks
Basic Materials — 63,372 — 63,372
Communications 79,069 507,267 — 586,336
Consumer, Cyclical 265,542 791,020 — 1,056,562
Consumer, Non-cyclical 81,574 983,951 — 1,065,525
Energy 314,075 114,166 — 428,241
Financial 315,977 1,461,381 — 1,777,358
Industrial 61,321 821,136 — 882,457
Technology — 654,314 — 654,314
Utilities — 75,464 — 75,464
Investment Companies* 174,467 — — 174,467
Total investments in securities $ 1,292,025 $ 5,472,071 $ — $ 6,764,096
Equity Income Fund
Common Stocks* 8,926,542 — — 8,926,542
Investment Companies* 147,216 — — 147,216
Total investments in securities $ 9,073,758 $ — $ — $ 9,073,758
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 552,685 — 552,685
Investment Companies* 91,973 — — 91,973
Total investments in securities $ 91,973 $ 552,685 $ — $ 644,658
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 266 — 266
Foreign Exchange Contracts
Foreign Currency Contracts — 1,379 — 1,379
Interest Rate Contracts
Futures** 1,158 — — 1,158
Total Return Swaps — 922 — 922
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (1,219) — (1,219)
Foreign Exchange Contracts
Foreign Currency Contracts — (381) — (381)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (2,419) — (2,419)
Futures** (1,906) — — (1,906)
Total Return Swaps — (19) — (19)
Global Emerging Markets Fund
Common Stocks
Basic Materials 69,850 14,901 — 84,751
Communications 103,874 384,256 — 488,130
Consumer, Cyclical 18,228 121,252 — 139,480
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Emerging Markets Fund (continued)
Common Stocks (continued)
Consumer, Non-cyclical $ 9,410 $ 163,713 $ — $ 173,123
Energy 5,865 26,121 — 31,986
Financial 19,606 503,562 — 523,168
Industrial 75,912 208,227 — 284,139
Technology 27,056 485,932 — 512,988
Utilities 7,825 51,171 — 58,996
Investment Companies* 105,493 — — 105,493
Preferred Stocks
Consumer, Cyclical — 14,232 — 14,232
Energy 9,189 — — 9,189
Financial — 34 — 34
Total investments in securities $ 452,308 $ 1,973,401 $ — $ 2,425,709
Global Real Estate Securities Fund
Common Stocks
Communications — 13,438 — 13,438
Consumer, Cyclical 6,024 — — 6,024
Financial 1,186,060 590,009 — 1,776,069
Industrial — 12,599 — 12,599
Investment Companies* 26,078 — — 26,078
Total investments in securities $ 1,218,162 $ 616,046 $ — $ 1,834,208
Government & High Quality Bond Fund
Bonds* — 210,948 — 210,948
Investment Companies* 3,266 — — 3,266
U.S. Government & Government Agency Obligations* — 604,671 — 604,671
Total investments in securities $ 3,266 $ 815,619 $ — $ 818,885
Derivative Assets
Interest Rate Contracts
Futures** 1,135 — — 1,135
Derivative Liabilities
Interest Rate Contracts
Futures** (1,057) — — (1,057)
Government Money Market Fund
Bonds* — 1,827,127 — 1,827,127
Investment Companies* 212,500 — — 212,500
Repurchase Agreements — 1,470,000 — 1,470,000
U.S. Government & Government Agency Obligations* — 248,080 — 248,080
Total investments in securities $ 212,500 $ 3,545,207 $ — $ 3,757,707
High Income Fund
Bonds* — 454,935 11,986 466,921
Common Stocks
Basic Materials — 689 827 1,516
Communications — — — —
Consumer, Cyclical — — — —
Consumer, Non-cyclical — — 379 379
Energy — — — —
Utilities — — — —
Investment Companies* 13,394 — — 13,394
Preferred Stocks
Communications — — — —
Senior Floating Rate Interests* — 14,549 3,592 18,141
U.S. Government & Government Agency Obligations* — 69,900 — 69,900
Total investments in securities $ 13,394 $ 540,073 $ 16,784 $ 570,251
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 159 — 159
Interest Rate Contracts
Futures** 73 — — 73
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Income Fund (continued)
Interest Rate Contracts (continued)
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** $ — $ (35) $ — $ (35)
Foreign Exchange Contracts
Foreign Currency Contracts — (171) — (171)
Interest Rate Contracts
Futures** (248) — — (248)
High Yield Fund
Bonds* — 5,331,579 94 5,331,673
Common Stocks
Consumer, Cyclical — 4 — 4
Energy — — 1,087 1,087
Financial — 74 — 74
Convertible Bonds* — — — —
Investment Companies* 427,068 — — 427,068
Senior Floating Rate Interests* — 206,809 — 206,809
Total investments in securities $ 427,068 $ 5,538,466 $ 1,181 $ 5,966,715
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 56 — 56
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (19) — (19)
Inflation Protection Fund
Bonds* — 107,877 — 107,877
Investment Companies* 20,980 — — 20,980
U.S. Government & Government Agency Obligations* — 2,236,977 — 2,236,977
Purchased Options 3 182 — 185
Total investments in securities $ 20,983 $ 2,345,036 $ — $ 2,366,019
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,998 — 1,998
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 841 — 841
Futures** 460 — — 460
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (77) — (77)
Foreign Exchange Contracts
Foreign Currency Contracts — (421) — (421)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,236) — (1,236)
Futures** (151) — — (151)
Written Interest Rate Swaptions — (635) — (635)
Written Options (1) — — (1)
International Equity Fund
Common Stocks
Basic Materials — 3,013 — 3,013
Communications 4,667 26,255 — 30,922
Consumer, Cyclical 14,180 22,237 — 36,417
Consumer, Non-cyclical 2,959 31,725 — 34,684
Energy 10,431 — — 10,431
Financial — 50,186 — 50,186
Industrial 6,240 37,153 — 43,393
Technology — 21,402 — 21,402
Investment Companies* 907 — — 907
Total investments in securities $ 39,384 $ 191,971 $ — $ 231,355
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Fund I
Common Stocks
Basic Materials $ 10,846 $ — $ — $ 10,846
Communications 2,021,162 — — 2,021,162
Consumer, Cyclical 566,818 — — 566,818
Consumer, Non-cyclical 1,574,122 — — 1,574,122
Energy 31,805 — — 31,805
Financial 820,315 — — 820,315
Industrial 549,740 — — 549,740
Technology 4,215,498 — 2,967 4,218,465
Utilities 4,664 — — 4,664
Convertible Preferred Stocks
Basic Materials — — 2,026 2,026
Consumer, Cyclical — — 3,916 3,916
Technology — — 3,794 3,794
Investment Companies* 273,321 — — 273,321
Total investments in securities $ 10,068,291 $ — $ 12,703 $ 10,080,994
Derivative Liabilities
Equity Contracts
Futures** (2,113) — — (2,113)
LargeCap S&P 500 Index Fund
Common Stocks* 8,340,905 — — 8,340,905
Investment Companies* 307,759 — — 307,759
Total investments in securities $ 8,648,664 $ — $ — $ 8,648,664
Derivative Assets
Equity Contracts
Futures** 980 — — 980
LargeCap Value Fund III
Common Stocks
Basic Materials 113,279 — — 113,279
Communications 150,818 — — 150,818
Consumer, Cyclical 356,390 — — 356,390
Consumer, Non-cyclical 673,521 — — 673,521
Energy 296,892 — — 296,892
Financial 755,715 — — 755,715
Industrial 508,181 — — 508,181
Technology 467,795 — — 467,795
Utilities 263,934 — — 263,934
Investment Companies* 193,839 — — 193,839
Total investments in securities $ 3,780,364 $ — $ — $ 3,780,364
Derivative Liabilities
Equity Contracts
Futures** (828) — — (828)
MidCap Fund
Common Stocks
Basic Materials 211,900 — — 211,900
Communications 690,890 — — 690,890
Consumer, Cyclical 6,997,018 — — 6,997,018
Consumer, Non-cyclical 600,949 — — 600,949
Financial 8,337,201 — — 8,337,201
Industrial 5,330,288 — — 5,330,288
Technology 4,949,039 — — 4,949,039
Utilities 973,795 — — 973,795
Investment Companies* 32,486 — — 32,486
Total investments in securities $ 28,123,566 $ — $ — $ 28,123,566
MidCap Growth Fund
Common Stocks* 206,307 — — 206,307
Investment Companies* 8,114 — — 8,114
Total investments in securities $ 214,421 $ — $ — $ 214,421
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Growth Fund III
Common Stocks* $ 429,363 $ — $ — $ 429,363
Investment Companies* 7,415 — — 7,415
Total investments in securities $ 436,778 $ — $ — $ 436,778
Derivative Liabilities
Equity Contracts
Futures** (9) — — (9)
MidCap S&P 400 Index Fund
Common Stocks* 1,260,585 — — 1,260,585
Investment Companies* 21,545 — — 21,545
Total investments in securities $ 1,282,130 $ — $ — $ 1,282,130
Derivative Liabilities
Equity Contracts
Futures** (174) — — (174)
MidCap Value Fund I
Common Stocks
Basic Materials 159,252 — — 159,252
Communications 105,414 — — 105,414
Consumer, Cyclical 279,005 — — 279,005
Consumer, Non-cyclical 458,514 — — 458,514
Energy 160,731 — — 160,731
Financial 744,071 — — 744,071
Industrial 488,975 — — 488,975
Technology 240,181 — — 240,181
Utilities 144,510 — — 144,510
Investment Companies* 59,714 — — 59,714
Total investments in securities $ 2,840,367 $ — $ — $ 2,840,367
Derivative Liabilities
Equity Contracts
Futures** (220) — — (220)
Money Market Fund
Bonds* — 62,863 — 62,863
Commercial Paper — 766,9 90 — 766,9 90
Investment Companies* 37,900 — — 37,900
Municipal Bonds* — 29,990 — 29,990
Repurchase Agreements — 150,000 — 150,000
Total investments in securities $ 37,900 $ 1,009,84 3 $ — $ 1,047,74 3
Overseas Fund
Common Stocks
Basic Materials 2,339 81,317 — 83,656
Communications — 25,311 — 25,311
Consumer, Cyclical — 84,906 — 84,906
Consumer, Non-cyclical 519 239,259 — 239,778
Diversified — 106 — 106
Energy 17,049 49,626 — 66,675
Financial 8,713 250,039 — 258,752
Industrial 14,764 201,264 — 216,028
Technology 2,159 78,498 — 80,657
Utilities — 65,176 — 65,176
Investment Companies* 11,680 — — 11,680
Preferred Stocks
Consumer, Cyclical — 8,768 — 8,768
Consumer, Non-cyclical — 10,615 — 10,615
Total investments in securities $ 57,223 $ 1,094,885 $ — $ 1,152,108
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Capital Appreciation Fund
Common Stocks* $ 4,648,008 $ — $ — $ 4,648,008
Investment Companies* 24,066 — — 24,066
Total investments in securities $ 4,672,074 $ — $ — $ 4,672,074
Principal LifeTime 2015 Fund
Investment Companies* 236,333 — — 236,333
Total investments in securities $ 236,333 $ — $ — $ 236,333
Principal LifeTime 2020 Fund
Investment Companies* 2,325,160 — — 2,325,160
Total investments in securities $ 2,325,160 $ — $ — $ 2,325,160
Principal LifeTime 2025 Fund
Investment Companies* 1,560,140 — — 1,560,140
Total investments in securities $ 1,560,140 $ — $ — $ 1,560,140
Principal LifeTime 2030 Fund
Investment Companies* 5,483,999 — — 5,483,999
Total investments in securities $ 5,483,999 $ — $ — $ 5,483,999
Principal LifeTime 2035 Fund
Investment Companies* 1,988,185 — — 1,988,185
Total investments in securities $ 1,988,185 $ — $ — $ 1,988,185
Principal LifeTime 2040 Fund
Investment Companies* 4,761,929 — — 4,761,929
Total investments in securities $ 4,761,929 $ — $ — $ 4,761,929
Principal LifeTime 2045 Fund
Investment Companies* 1,683,820 — — 1,683,820
Total investments in securities $ 1,683,820 $ — $ — $ 1,683,820
Principal LifeTime 2050 Fund
Investment Companies* 3,333,315 — — 3,333,315
Total investments in securities $ 3,333,315 $ — $ — $ 3,333,315
Principal LifeTime 2055 Fund
Investment Companies* 1,128,364 — — 1,128,364
Total investments in securities $ 1,128,364 $ — $ — $ 1,128,364
Principal LifeTime 2060 Fund
Investment Companies* 1,082,223 — — 1,082,223
Total investments in securities $ 1,082,223 $ — $ — $ 1,082,223
Principal LifeTime 2065 Fund
Investment Companies* 223,336 — — 223,336
Total investments in securities $ 223,336 $ — $ — $ 223,336
Principal LifeTime 2070 Fund
Investment Companies* 44,366 — — 44,366
Total investments in securities $ 44,366 $ — $ — $ 44,366
Principal LifeTime Hybrid 2015 Fund
Investment Companies* 324,541 — — 324,541
Total investments in securities $ 324,541 $ — $ — $ 324,541
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2020 Fund
Investment Companies* $ 540,211 $ — $ — $ 540,211
Total investments in securities $ 540,211 $ — $ — $ 540,211
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 887,242 — — 887,242
Total investments in securities $ 887,242 $ — $ — $ 887,242
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 982,118 — — 982,118
Total investments in securities $ 982,118 $ — $ — $ 982,118
Principal LifeTime Hybrid 2035 Fund
Investment Companies* 714,280 — — 714,280
Total investments in securities $ 714,280 $ — $ — $ 714,280
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 780,758 — — 780,758
Total investments in securities $ 780,758 $ — $ — $ 780,758
Principal LifeTime Hybrid 2045 Fund
Investment Companies* 482,796 — — 482,796
Total investments in securities $ 482,796 $ — $ — $ 482,796
Principal LifeTime Hybrid 2050 Fund
Investment Companies* 431,545 — — 431,545
Total investments in securities $ 431,545 $ — $ — $ 431,545
Principal LifeTime Hybrid 2055 Fund
Investment Companies* 270,071 — — 270,071
Total investments in securities $ 270,071 $ — $ — $ 270,071
Principal LifeTime Hybrid 2060 Fund
Investment Companies* 143,166 — — 143,166
Total investments in securities $ 143,166 $ — $ — $ 143,166
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 46,999 — — 46,999
Total investments in securities $ 46,999 $ — $ — $ 46,999
Principal LifeTime Hybrid 2070 Fund
Investment Companies* 4,107 — — 4,107
Total investments in securities $ 4,107 $ — $ — $ 4,107
Principal LifeTime Hybrid Income Fund
Investment Companies* 159,753 — — 159,753
Total investments in securities $ 159,753 $ — $ — $ 159,753
Principal LifeTime Strategic Income Fund
Investment Companies* 791,081 — — 791,081
Total investments in securities $ 791,081 $ — $ — $ 791,081
Real Estate Securities Fund
Common Stocks* 6,471,118 — — 6,471,118
Investment Companies* 142,428 — — 142,428
Total investments in securities $ 6,613,546 $ — $ — $ 6,613,546
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Balanced Portfolio
Investment Companies* $ 4,619,781 $ — $ — $ 4,619,781
Total investments in securities $ 4,619,781 $ — $ — $ 4,619,781
SAM Conservative Balanced Portfolio
Investment Companies* 1,859,485 — — 1,859,485
Total investments in securities $ 1,859,485 $ — $ — $ 1,859,485
SAM Conservative Growth Portfolio
Investment Companies* 3,217,044 — — 3,217,044
Total investments in securities $ 3,217,044 $ — $ — $ 3,217,044
SAM Flexible Income Portfolio
Investment Companies* 2,353,115 — — 2,353,115
Total investments in securities $ 2,353,115 $ — $ — $ 2,353,115
SAM Strategic Growth Portfolio
Investment Companies* 2,268,173 — — 2,268,173
Total investments in securities $ 2,268,173 $ — $ — $ 2,268,173
Short-Term Income Fund
Bonds* — 2,769,432 — 2,769,432
Investment Companies* 172,285 — — 172,285
U.S. Government & Government Agency Obligations* — 382,109 — 382,109
Total investments in securities $ 172,285 $ 3,151,541 $ — $ 3,323,826
Derivative Liabilities
Interest Rate Contracts
Futures** (4,801) — — (4,801)
SmallCap Fund
Common Stocks* 2,269,058 — — 2,269,058
Investment Companies* 20,991 — — 20,991
Total investments in securities $ 2,290,049 $ — $ — $ 2,290,049
SmallCap Growth Fund I
Common Stocks
Basic Materials 43,902 — — 43,902
Communications 76,340 — — 76,340
Consumer, Cyclical 158,540 — — 158,540
Consumer, Non-cyclical 648,710 7 2 648,719
Energy 44,803 — — 44,803
Financial 195,553 — — 195,553
Industrial 505,537 — — 505,537
Technology 392,599 — — 392,599
Utilities 574 — — 574
Investment Companies* 103,298 — — 103,298
Total investments in securities $ 2,169,856 $ 7 $ 2 $ 2,169,865
Derivative Liabilities
Equity Contracts
Futures** (95) — — (95)
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 45,807 — — 45,807
Communications 58,848 — — 58,848
Consumer, Cyclical 184,411 — — 184,411
Consumer, Non-cyclical 207,530 — — 207,530
Energy 61,475 — — 61,475
Financial 322,675 — — 322,675
Industrial 203,295 — — 203,295
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap S&P 600 Index Fund (continued)
Common Stocks (continued)
Technology $ 85,064 $ — $ — $ 85,064
Utilities 24,114 — — 24,114
Investment Companies* 26,786 — — 26,786
Total investments in securities $ 1,220,005 $ — $ — $ 1,220,005
Derivative Liabilities
Equity Contracts
Futures** (119) — — (119)
SmallCap Value Fund II
Common Stocks
Basic Materials 52,645 — — 52,645
Communications 16,759 — — 16,759
Consumer, Cyclical 185,011 — — 185,011
Consumer, Non-cyclical 115,040 9 5 115,054
Energy 72,538 — — 72,538
Financial 379,879 — — 379,879
Government 48 — — 48
Industrial 172,724 — — 172,724
Technology 39,635 — — 39,635
Utilities 36,970 — — 36,970
Investment Companies* 53,534 — — 53,534
Total investments in securities $ 1,124,783 $ 9 $ 5 $ 1,124,797
Derivative Liabilities
Equity Contracts
Futures** (79) — — (79)
Tax-Exempt Bond Fund
Investment Companies* 483 — — 483
Municipal Bonds* — 584,068 — 584,068
Total investments in securities $ 483 $ 584,068 $ — $ 584,551
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
**During the period, the valuation technique for SportsNet New York changed from yield analysis to Enterprise Valuation Model driven by both EBITDA Multiples and Discount
Rates.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
Fund Asset Type
Fair Value as of
October 31, 2024 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to valuation
if input had
increased
Diversified Income Fund
Bonds $ 61,741 Yield Analysis Yield to Maturity 11.8% – 14.4% (13.4)% Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
18,921 Enterprise Valuation Model EBITDA Multiples** 6.1x Increase
Discounted Cash Flow Discount Rate 11.1% Decrease
Common Stocks 45,168 Enterprise Valuation Model EBITDA Multiples 5.4 – 9.0x (6.4x) Increase
Discounted Cash Flow Discount Rate 13.5% – 16.5% (14.5)% Decrease
1,038 Liquidation Analysis Discount Rate 55.9% Decrease
Senior Floating Rate Interests 4,510 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 131,378
High Income Fund
Bonds $ 8,096 Yield Analysis Yield to Maturity 14.4% Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
3,890 Enterprise Valuation Model EBITDA Multiples** 6.1x Increase
Discounted Cash Flow Discount Rate 11.1% Decrease
Common Stocks 379 Enterprise Valuation Model EBITDA Multiples 9.0x Increase
827 Liquidation Analysis Discount Rate 55.9% Decrease
Senior Floating Rate Interests 3,592 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 16,784
Fund
Value as
of October
31, 2023
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
October 31,
2024
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
October 31, 2024
Diversified Income Fund
Bonds $ 80,444 $ — $ (252) $ 3,262 $ (2,792) $ — $ — $ 80,662 $ (481)
Common Stock 41,860 — (9,811) 289 — 13,873 (5) 46,206 (9,812)
Senior Floating Rate Interests 4,510 2 (2) — — — — 4,510 2
Total
$ 126,814 $ 2 $ (10,065) $3,551 $ (2,792) $ 13,873 $ (5) $ 131,378 $ (10,291)
High Income Fund
Bonds $ 12,604 $ — $ (34) $ — $ (584) $ — $ — $ 11,986 $ (34)
Common Stock 2,005 (269) (4,430) 245 — 3,655 — 1,206 (2,723)
Senior Floating Rate Interests 3,592 — — — — — — 3,592 2
Total
$ 18,201 $ (269) $ (4,464) $245 $ (584) $ 3,655 $ — $ 16,784 $ (2,755)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds and
Principal LifeTime Hybrid Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
Million
Over $1.5
billion
California Municipal Fund .40% .38% .36% .35%
Finisterre Emerging Markets Total Return Bond Fund
.75 .74 .73 .72
Government & High Quality Bond Fund .49 .47 .45 .44
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III .82 .80 .78 .77
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .40 .38 .36 .35
Net Assets of Fund
First $500
million
Next $500
Million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund (Effective January 1, 2024)
.42% .40% .38% .37% .36% .35%
Core Plus Bond Fund (Prior to January 1, 2024)
.49 .47 .45 .44 .42 .39
Diversified Income Fund
.69 .67 .65 .64 .63 .62
Global Emerging Markets Fund
.99 .97 .95 .94 .93 .92
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Equity Fund
.65 .63 .61 .60 .59 .58
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund (Effective January 1, 2024)
.90 .88 .86 .85 .84 .83
Overseas Fund (Prior to January 1, 2024)
.93 .91 .89 .88 .87 .86
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II
.95 .93 .91 .90 .89 .88
Net Assets of Fund
First $1
billion
Next $3
billion
Next $3
billion
Next $3
billion
Over $10
billion
Core Fixed Income Fund (Prior to January 1, 2024)
.39% .38% .37% .36% .34%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Core Fixed Income Fund (Effective January 1, 2024)
.39% .37% .35% .34% .33% .32% .31%
Diversified International Fund
.80 .78 .76 .75 .73 .70 .69
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
billion
Next $3
billion
Next $2
billion
Next $3
billion
Over $15
billion
Equity Income Fund
.60% .55% .50% .49% .48% .46% .44%

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5, respectively. Class
A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager)
for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I
.66% .64% .62% .61% .60% .59% .58%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
Billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Next $4
billion
Next $3
billion
Over $25
billion
MidCap Fund
.65% .63% .61% .60% .59% .58% .57% .56% .55% .53% .51%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Real Estate Securities Fund
.85% .83% .81% .80% .79% .78% .77% .76% .75%
Net Assets of Fund
First $250
million
Over $250
million
High Yield Fund
.625% .50%
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
LargeCap S&P 500 Index Fund (Effective January 1, 2024)
.11% .09% .05%
LargeCap S&P 500 Index Fund (Prior to January 1, 2024)
.15 .13 .10
Net Assets of Fund
First $2
billion
Next $2
billion
Over $4
billion
Short-Term Income Fund
.38% .36% .33%
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to March 1, 2024, the contractual expense limit was .46%.
** Prior to March 1, 2024, the contractual expense limits were .84% and .56% for Class A and Institutional shares, respectively.
# Prior to October 1, 2024, there was no contractual limit.
~ Prior to March 1, 2024, there was no contractual limit.
In addition, the Manager has contractually agreed to limit R-6 other expenses and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other
Period from November 1, 2023 through October 31, 2024
Class A Class J Institutional Expiration
California Municipal Fund N/A N/A .46% February 28, 2025
Core Fixed Income Fund N/A N/A .43* February 28, 2025
Core Plus Bond Fund .80%** N/A .48** February 28, 2025
Diversified Income Fund N/A N/A .68 February 28, 2025
Diversified International Fund N/A N/A .85 February 28, 2025
Equity Income Fund N/A N/A .52 February 28, 2025
Finisterre Emerging Markets Total Return Bond Fund N/A N/A .85 February 28, 2025
Global Emerging Markets Fund 1.45 1.30% 1.10 February 28, 2025
Global Real Estate Securities Fund N/A N/A .94 February 28, 2025
Government & High Quality Bond Fund N/A N/A .53 February 28, 2025
Government Money Market Fund N/A N/A .20 February 28, 2025
High Yield Fund N/A N/A .61 February 28, 2025
International Equity Fund N/A N/A .79 February 28, 2025
MidCap Growth Fund
N/A
N/A
.75
February 28, 2025
MidCap Value Fund I
N/A
N/A
.69
February 28, 2025
Money Market Fund
.50
N/A
N/A
February 28, 2025
Overseas Fund N/A N/A
.91#
February 28, 2026
Principal LifeTime 2040 Fund .38 N/A
N/A
February 28, 2025
Principal LifeTime 2050 Fund .38 N/A
N/A
February 28, 2025
Principal LifeTime 2060 Fund N/A .38
N/A
February 28, 2025
Principal LifeTime 2070 Fund N/A .30
.05
February 28, 2025
Principal LifeTime Hybrid 2015 Fund
N/A N/A .05
February 28, 2025
Principal LifeTime Hybrid 2020 Fund
N/A N/A .05
February 28, 2025
Principal LifeTime Hybrid 2025 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2030 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2035 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2040 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2045 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2050 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2055 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid 2060 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid 2065 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid 2070 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid Income Fund N/A N/A .05 February 28, 2025
Principal LifeTime Strategic Income Fund .38 N/A 0.00~ February 28, 2025
Real Estate Securities Fund N/A N/A .86 February 28, 2025
SmallCap Fund
N/A
N/A
.85
February 28, 2025
SmallCap S&P 600 Index Fund N/A N/A
.21
February 28, 2025
SmallCap Value Fund II N/A N/A
.96
February 28, 2025
Tax-Exempt Bond Fund N/A
N/A .45
February 28, 2025
Period from November 1, 2023 through October 31, 2024
R-1 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% .98% .79% .67% February 28, 2025
Principal LifeTime 2070 Fund .93 .62 .43 .31
February 28, 2025
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
* Prior to October 14, 2024, there was no contractual limit.
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through February
28, 2025. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Effective September 13, 2024, the Manager has agreed contractually to reduce LargeCap Value Fund III’s management fees in an amount equal to the fund’s acquired fund fees and expenses represented by the fund’s investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy through February 28, 2026. Prior to September 13, 2024 there was no expense waiver.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of
Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively, except the following classes of shares:
Period from November 1, 2023 through October 31, 2024
R-6 Expiration
Diversified Income Fund .02%
February 28, 2025
Global Emerging Markets Fund .04
February 28, 2025
Government Money Market Fund .00 February 28, 2025
International Equity Fund .04
February 28, 2025
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2070 Fund .02
February 28, 2025
Principal LifeTime Hybrid Income Fund .02
February 28, 2025
SmallCap Fund .02
February 28, 2025
SmallCap Growth Fund I .01
February 28, 2025
SmallCap Value Fund II .02*
February 28, 2026
Expiration
High Income Fund .015%
February 28, 2025
LargeCap Growth Fund I .016
February 28, 2025
LargeCap Value Fund III .065
February 28, 2025
MidCap Growth Fund III .020
February 28, 2025
MidCap Value Fund I .020 February 28, 2025
Overseas Fund .020 February 28, 2025
SmallCap Growth Fund I .020 February 28, 2025
SmallCap Value Fund II .020 February 28, 2025
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .14% for Class
J shares effective July 1, 2024. Prior to July 1, 2024 the limit was .13%. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2025.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 18 months of purchase (12 months of purchase for the California Municipal Fund, Short-Term Income Fund,
and Tax Exempt Bond Fund) that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed Income Fund, Government & High Quality Bond
Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Diversified Income Fund, High Yield Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and
Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the year ended October 31, 2024, were as follows (amounts in thousands):
Class A Class C Class J
California Municipal Fund $ 14 $ — $ N/A
Core Fixed Income Fund 40 N/A 7
Core Plus Bond Fund 17 N/A 4
Diversified Income Fund 71 4 N/A
Diversified International Fund 57 N/A 8
Equity Income Fund 149 2 6
Global Emerging Markets Fund 31 N/A 2
Global Real Estate Securities Fund 7 N/A N/A
Government & High Quality Bond Fund 13 N/A 3
High Yield Fund 37 2 N/A
Inflation Protection Fund N/A N/A 2
LargeCap Growth Fund I 108 N/A 17
LargeCap S&P 500 Index Fund 201 N/A 74
LargeCap Value Fund III N/A N/A 2
MidCap Fund 239 1 5
MidCap Growth Fund N/A N/A 2
MidCap Growth Fund III N/A N/A 1
MidCap S&P 400 Index Fund N/A N/A 9
MidCap Value Fund I 42 N/A 3
Money Market Fund 6 N/A 164
Principal Capital Appreciation Fund 166 N/A N/A
Principal LifeTime 2020 Fund 28 N/A 8
Principal LifeTime 2030 Fund 126 N/A 14
Principal LifeTime 2040 Fund 210 N/A 18
Principal LifeTime 2050 Fund 314 N/A 7
Principal LifeTime 2060 Fund N/A N/A 1
Principal LifeTime Hybrid 2015 Fund N/A N/A 105
Principal LifeTime Hybrid 2020 Fund N/A N/A 96
Principal LifeTime Hybrid 2025 Fund N/A N/A 285
Principal LifeTime Hybrid 2030 Fund N/A N/A 278
Principal LifeTime Hybrid 2035 Fund N/A N/A 127
Principal LifeTime Hybrid 2040 Fund N/A N/A 202
Principal LifeTime Hybrid 2045 Fund N/A N/A 111
Principal LifeTime Hybrid 2050 Fund N/A N/A 81
Principal LifeTime Hybrid 2055 Fund N/A N/A 71
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At October 31, 2024, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the
Funds as follows (amounts in thousands):
Class A Class C Class J
Principal LifeTime Hybrid 2060 Fund $ N/A $ N/A $ 35
Principal LifeTime Hybrid 2065 Fund N/A N/A 10
Principal LifeTime Hybrid 2070 Fund N/A N/A 1
Principal LifeTime Hybrid Income Fund N/A N/A 27
Principal LifeTime Strategic Income Fund 15 N/A 21
Real Estate Securities Fund 37 2 4
SAM Balanced Portfolio 511 10 291
SAM Conservative Balanced Portfolio 183 4 246
SAM Conservative Growth Portfolio 464 9 178
SAM Flexible Income Portfolio 119 4 132
SAM Strategic Growth Portfolio 441 9 119
Short-Term Income Fund 141 2 7
SmallCap Fund 77 N/A 2
SmallCap Growth Fund I N/A N/A 2
SmallCap S&P 600 Index Fund N/A N/A 8
SmallCap Value Fund II N/A N/A 1
Tax-Exempt Bond Fund 13 — N/A
Class J Institutional R-1 R-3 R-4 R-5 R-6
Core Fixed Income Fund – 122 – – – – 185,719
Core Plus Bond Fund – 260 – – – – N/A
Diversified Income Fund N/A 43 N/A N/A N/A N/A 690
Diversified International Fund – 360 – – – – 771
Equity Income Fund – 42,706 – – – – N/A
Finisterre Emerging Markets Total Return Bond Fund N/A 53 N/A N/A N/A N/A N/A
Global Emerging Markets Fund – 81 – – – – 48,311
Global Real Estate Securities Fund N/A 738 N/A – – – 6,789
Government & High Quality Bond Fund – 39 – – – – N/A
Government Money Market Fund N/A 11 N/A N/A N/A N/A 3,289
High Income Fund N/A 48,716 N/A N/A N/A N/A N/A
High Yield Fund N/A 640 N/A N/A N/A N/A 356,903
Inflation Protection Fund – 150,325 – – – – N/A
International Equity Fund N/A 210 – – – – 10,365
LargeCap Growth Fund I – – – – – – 228,774
LargeCap S&P 500 Index Fund – 1,172 – – – – N/A
LargeCap Value Fund III – 23,835 – – – – N/A
MidCap Fund – 570 – – – – 9
MidCap Growth Fund – 141 – – – – N/A
MidCap Growth Fund III – 31,400 – – – – N/A
MidCap Value Fund I – – – – – – 64,406
Overseas Fund N/A 39,367 N/A 2 – N/A N/A
Principal Capital Appreciation Fund N/A 8,203 – – – – N/A
Principal LifeTime 2015 Fund N/A 19,957 – – – – N/A
Principal LifeTime 2020 Fund – 94,612 – – – – N/A
Principal LifeTime 2025 Fund N/A 101,711 – – – – N/A
Principal LifeTime 2030 Fund – 230,839 – – – – N/A
Principal LifeTime 2035 Fund N/A 114,315 – – – – N/A
Principal LifeTime 2040 Fund – 176,477 – – – – N/A
Principal LifeTime 2045 Fund N/A 83,302 – – – – N/A
Principal LifeTime 2050 Fund – 125,910 – – – – N/A
Principal LifeTime 2055 Fund N/A 49,468 – – – – N/A
Principal LifeTime 2060 Fund – 47,117 – – – – N/A
Principal LifeTime 2065 Fund N/A 12,258 – – – – N/A
Principal LifeTime 2070 Fund 1 2,940 1 1 1 1 N/A
Principal LifeTime Hybrid 2030 Fund – 78 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2040 Fund – 60 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2050 Fund – 6 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2070 Fund 1 1 N/A N/A N/A N/A 1
Principal LifeTime Strategic Income Fund – 35,229 – – – – N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Affiliated Brokerage Commissions. With respect to Diversified Income Fund, $4,000 of brokerage commission was paid to SAMI Brokerage
LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial
Group during the year ended October 31, 2024 .
Other Transactions. During the year ended October 31, 2024 , Diversified Income Fund and Finisterre Emerging Markets Total Return Bond
Fund received one-time reimbursements of $243,000 and $88,000, respectively, from an affiliate, which is included in realized gain (loss) from investment transactions on the statements of operations. Also, during the year ended October 31, 2024, certain share classes received a one-time reimbursement from an affiliate due to an operational error, which is reflected in the statements of operations as a reduction to the transfer agent fees for impacted share classes.
6. Investment Transactions
For the year ended October 31, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class J Institutional R-1 R-3 R-4 R-5 R-6
Real Estate Securities Fund – 240 – – – 311 15,114
SAM Balanced Portfolio – 33,560 – – – – N/A
SAM Conservative Balanced Portfolio – 13,492 – – – – N/A
SAM Conservative Growth Portfolio – 18,205 – – – – N/A
SAM Flexible Income Portfolio – 9,412 – – – – N/A
SAM Strategic Growth Portfolio – 12,293 – – – – N/A
Short-Term Income Fund – 23,489 – – – – N/A
SmallCap Fund – 197 – – – – 485
SmallCap Growth Fund I – – – – – – 62,428
SmallCap Value Fund II – 191 – – – – 45,290
Tax-Exempt Bond Fund N/A 41 N/A N/A N/A N/A N/A
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
California Municipal Fund $ 246,818 $ 215,750 $ — $ —
Core Fixed Income Fund 1,369,595 1,219,407 — —
Core Plus Bond Fund 622,047 603,470 — —
Diversified Income Fund 1,887,483 2,118,521 55,554 61,988
Diversified International Fund 3,180,661 1,913,258 — —
Equity Income Fund 1,398,958 2,479,435 — —
Finisterre Emerging Markets Total Return Bond Fund 955,476 836,852 — —
Global Emerging Markets Fund 2,249,838 135,531 — —
Global Real Estate Securities Fund 508,861 903,475 — —
Government & High Quality Bond Fund 1,168,462 1,053,193 — —
Government Money Market Fund — — — —
High Income Fund 2,214,528 5,064,864 — —
High Yield Fund 4,283,988 1,082,242 — —
Inflation Protection Fund 1,177,711 1,022,420 238,883 239,027
International Equity Fund 451,967 558,023 — —
LargeCap Growth Fund I 4,044,515 8,004,645 — —
LargeCap S&P 500 Index Fund 394,316 171,517 — —
LargeCap Value Fund III 1,695,535 1,340,791 — —
MidCap Fund 4,857,215 2,508,800 — —
MidCap Growth Fund 312,498 352,335 — —
MidCap Growth Fund III 541,669 1,411,682 — —
MidCap S&P 400 Index Fund 267,859 539,788 — —
MidCap Value Fund I 1,927,819 3,370,624 — —
Money Market Fund — — — —
Overseas Fund 997,752 2,291,535 — —
Principal Capital Appreciation Fund 1,762,340 1,878,934 — —
Principal LifeTime 2015 Fund 75,903 116,762 — —
Principal LifeTime 2020 Fund 661,517 990,390 — —
Principal LifeTime 2025 Fund 511,005 653,833 — —
Principal LifeTime 2030 Fund 2,094,157 2,380,598 — —
Principal LifeTime 2035 Fund 699,099 691,723 — —
Principal LifeTime 2040 Fund 1,580,148 1,619,356 — —
Principal LifeTime 2045 Fund 629,039 579,517 — —
Principal LifeTime 2050 Fund 1,165,897 1,169,265 — —
Principal LifeTime 2055 Fund 437,737 367,162 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

For the year ended October 31, 2024, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2024 and October 31,
2023 were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Principal LifeTime 2060 Fund $ 437,623 $ 365,996 $ — $ —
Principal LifeTime 2065 Fund 113,140 68,873 — —
Principal LifeTime 2070 Fund 44,959 13,735 — —
Principal LifeTime Hybrid 2015 Fund 142,759 66,025 — —
Principal LifeTime Hybrid 2020 Fund 153,737 130,924 — —
Principal LifeTime Hybrid 2025 Fund 313,234 177,911 — —
Principal LifeTime Hybrid 2030 Fund 448,546 244,311 — —
Principal LifeTime Hybrid 2035 Fund 252,548 134,969 — —
Principal LifeTime Hybrid 2040 Fund 265,637 126,197 — —
Principal LifeTime Hybrid 2045 Fund 150,854 85,499 — —
Principal LifeTime Hybrid 2050 Fund 129,466 68,285 — —
Principal LifeTime Hybrid 2055 Fund 92,989 38,140 — —
Principal LifeTime Hybrid 2060 Fund 57,119 20,235 — —
Principal LifeTime Hybrid 2065 Fund 23,023 6,638 — —
Principal LifeTime Hybrid 2070 Fund 4,214 1,225 — —
Principal LifeTime Hybrid Income Fund 72,722 31,728 — —
Principal LifeTime Strategic Income Fund 212,482 279,059 — —
Real Estate Securities Fund 1,848,794 1,870,548 — —
SAM Balanced Portfolio 770,833 1,012,493 — —
SAM Conservative Balanced Portfolio 355,181 386,100 — —
SAM Conservative Growth Portfolio 560,840 749,881 — —
SAM Flexible Income Portfolio 465,825 659,406 — —
SAM Strategic Growth Portfolio 391,596 526,617 — —
Short-Term Income Fund 1,162,976 1,090,034 — —
SmallCap Fund 1,572,769 652,995 — —
SmallCap Growth Fund I 1,399,769 1,960,156 — —
SmallCap S&P 600 Index Fund 263,485 363,718 — —
SmallCap Value Fund II 986,516 1,291,852 — —
Tax-Exempt Bond Fund 235,603 237,209 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Core Fixed Income Fund $ 556,286 $ 223,978 $ — $ —
Core Plus Bond Fund 303,628 344,448 — —
Diversified Income Fund 355,869 343,189 301 301
Finisterre Emerging Markets Total Return Bond Fund 9,207 – — —
Government & High Quality Bond Fund 710,353 728,141 — —
High Yield Fund – 29,954 — —
Inflation Protection Fund 1,481,512 917,052 — —
Short-Term Income Fund 439,222 243,424 — —
Ordinary Income Tax Exempt Income*
Long-Term Capital
Gain^ Return of Capital
2024 2023 2024 2023 2024 2023 2024 2023
California Municipal Fund $ 6 $ 2 $ 18,875 $ 16,585 $ — $ — $ — $ —
Core Fixed Income Fund 374,771 325,014 — — — — — —
Core Plus Bond Fund 22,482 18,585 — — — — — —
Diversified Income Fund 171,369 174,426 — — — — — —
Diversified International Fund 128,703 47,311 — — — — — —
Equity Income Fund 164,427 210,060 — — 61,368 342,218 — —
Finisterre Emerging Markets Total Return Bond Fund 40,611 27,579 — — — — — —
Global Emerging Markets Fund 4,815 2,789 — — — — — —
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

*The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Ordinary Income Tax Exempt Income*
Long-Term Capital
Gain^ Return of Capital
2024 2023 2024 2023 2024 2023 2024 2023
Global Real Estate Securities Fund $ 52,899 $ 24,691 $ — $ — $ — $ — $ — $ —
Government & High Quality Bond Fund 19,762 18,171 — — — — — —
Government Money Market Fund 163,774 153,834 — — — — — —
High Income Fund 234,056 230,586 — — — — — —
High Yield Fund 186,299 139,190 — — — — — —
Inflation Protection Fund 53,740 94,099 — — — — — —
International Equity Fund 9,044 8,890 — — — — — —
LargeCap Growth Fund I 10,798 — — — 683,034 970,970 — —
LargeCap S&P 500 Index Fund 92,261 77,780 — — 186,831 74,917 — —
LargeCap Value Fund III 52,926 45,101 — — 40,764 209,975 — —
MidCap Fund 13,269 — — — 526,243 566,463 — —
MidCap Growth Fund III — — — — 86,313 21,268 — —
MidCap S&P 400 Index Fund 19,157 16,794 — — 32,019 70,017 — —
MidCap Value Fund I 51,293 53,384 — — 121,858 199,791 — —
Money Market Fund 50,745 43,023 — — — — — —
Overseas Fund 103,094 48,156 — — 43,397 102,177 — —
Principal Capital Appreciation Fund 34,748 27,304 — — — — — —
Principal LifeTime 2015 Fund 7,497 7,146 — — 4,221 12,973 — —
Principal LifeTime 2020 Fund 68,686 65,991 — — 53,507 173,493 — —
Principal LifeTime 2025 Fund 41,243 39,475 — — 24,648 76,395 — —
Principal LifeTime 2030 Fund 130,948 108,528 — — 90,321 360,785 — —
Principal LifeTime 2035 Fund 39,245 26,546 — — 35,083 83,657 — —
Principal LifeTime 2040 Fund 86,200 57,674 — — 101,469 253,536 — —
Principal LifeTime 2045 Fund 26,235 15,892 — — 35,644 82,086 — —
Principal LifeTime 2050 Fund 49,782 30,894 — — 79,406 190,538 — —
Principal LifeTime 2055 Fund 15,719 9,021 — — 23,201 49,901 — —
Principal LifeTime 2060 Fund 15,164 8,705 — — 21,884 45,739 — —
Principal LifeTime 2065 Fund 2,595 1,221 — — 3,102 5,104 — —
Principal LifeTime 2070 Fund 184 — — — — — — —
Principal LifeTime Hybrid 2015 Fund 7,309 3,704 — — 1,010 5,048 — —
Principal LifeTime Hybrid 2020 Fund 14,611 10,039 — — 2,277 19,874 — —
Principal LifeTime Hybrid 2025 Fund 19,871 11,371 — — 4,784 23,346 — —
Principal LifeTime Hybrid 2030 Fund 19,970 9,385 — — 5,183 31,518 — —
Principal LifeTime Hybrid 2035 Fund 13,705 6,494 — — 4,737 25,925 — —
Principal LifeTime Hybrid 2040 Fund 12,795 6,127 — — 5,481 27,572 — —
Principal LifeTime Hybrid 2045 Fund 7,491 3,752 — — 3,940 19,714 — —
Principal LifeTime Hybrid 2050 Fund 6,008 3,183 — — 3,647 16,575 — —
Principal LifeTime Hybrid 2055 Fund 3,472 1,662 — — 1,945 8,236 — —
Principal LifeTime Hybrid 2060 Fund 1,729 761 — — 886 3,217 — —
Principal LifeTime Hybrid 2065 Fund 489 197 — — 223 740 — —
Principal LifeTime Hybrid 2070 Fund 20 — — — — — — —
Principal LifeTime Hybrid Income Fund 3,558 1,991 — — 467 2,590 — —
Principal LifeTime Strategic Income Fund 20,088 9,063 — — — 7,839 — —
Real Estate Securities Fund 138,794 133,125 — — 16,548 53,259 — 20,905
SAM Balanced Portfolio 82,045 71,683 — — — 248,600 — —
SAM Conservative Balanced Portfolio 44,985 35,761 — — — 40,332 — —
SAM Conservative Growth Portfolio 39,200 32,900 — — — 268,808 — —
SAM Flexible Income Portfolio 72,438 58,259 — — — — — —
SAM Strategic Growth Portfolio 19,313 14,622 — — 6,642 145,696 — —
Short-Term Income Fund 107,614 93,821 — — — — — —
SmallCap Fund 11,887 1,601 — — 24,022 — — —
SmallCap Growth Fund I — — — — — 18,193 — —
SmallCap S&P 600 Index Fund 17,408 14,621 — — 35,168 100,547 — —
SmallCap Value Fund II 38,437 30,276 — — 5,664 85,431 — —
Tax-Exempt Bond Fund 55 111 19,766 18,510 — — — —
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Distributable Earnings. As of October 31, 2024, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 163 $ — $ (42,516) $ (2,237) $ — $ (44,590)
Core Fixed Income Fund 3,592 — — (158,566) (1,200,827) — (1,355,801)
Core Plus Bond Fund 421 — — (91,692) (17,898) (325) (109,494)
Diversified Income Fund 1,923 — — (1,100,269) (45,077) (8,795) (1,152,218)
Diversified International Fund 153,554 — 95,657 (27,058) 649,913 — 872,066
Equity Income Fund 15,478 — 758,066 — 4,540,360 — 5,313,904
Finisterre Emerging Markets Total Return
Bond Fund 1,215 — — (101,190) (4,074) (551) (104,600)
Global Emerging Markets Fund 3,338 — — (10,942) (6,111) — (13,715)
Global Real Estate Securities Fund 34,043 — — (57,139) 323,644 — 300,548
Government & High Quality Bond Fund 543 — — (199,360) (53,946) (3) (252,766)
High Income Fund 2,267 — — (528,336) (41,165) (3,518) (570,752)
High Yield Fund 2,979 — — (293,328) (79,833) (7,707) (377,889)
Inflation Protection Fund 59,049 — — (83,008) (115,051) (128) (139,138)
International Equity Fund 8,194 — 19,853 — 1,875 — 29,922
LargeCap Growth Fund I 62,411 — 2,511,027 — 3,259,564 — 5,833,002
LargeCap S&P 500 Index Fund 99,182 — 115,711 — 5,243,001 (63) 5,457,831
LargeCap Value Fund III 42,008 — 237,494 — 533,475 (2) 812,975
MidCap Fund 50,975 — 873,683 — 14,368,193 — 15,292,851
MidCap Growth Fund — — — (10,481) 32,688 — 22,207
MidCap Growth Fund III 26,970 — 103,806 — 43,830 — 174,606
MidCap S&P 400 Index Fund 37,485 — 118,055 — 333,031 — 488,571
MidCap Value Fund I 131,353 — 284,278 — 282,663 (1) 698,293
Overseas Fund 85,926 — 86,388 — 26,801 — 199,115
Principal Capital Appreciation Fund 25,298 — 211,536 — 2,218,876 — 2,455,710
Principal LifeTime 2015 Fund 5,005 — 7,624 — 22,633 — 35,262
Principal LifeTime 2020 Fund 44,650 — 89,899 — 212,826 — 347,375
Principal LifeTime 2025 Fund 26,623 — 47,603 — 199,352 — 273,578
Principal LifeTime 2030 Fund 81,527 — 168,843 — 768,213 — 1,018,583
Principal LifeTime 2035 Fund 25,423 — 63,930 — 307,558 — 396,911
Principal LifeTime 2040 Fund 41,507 — 220,940 — 980,555 — 1,243,002
Principal LifeTime 2045 Fund 11,546 — 58,265 — 316,798 — 386,609
Principal LifeTime 2050 Fund 14,262 — 150,423 — 759,618 — 924,303
Principal LifeTime 2055 Fund 5,631 — 34,779 — 190,655 — 231,065
Principal LifeTime 2060 Fund 5,502 — 30,019 — 160,770 — 196,291
Principal LifeTime 2065 Fund 1,403 — 4,161 — 23,606 — 29,170
Principal LifeTime 2070 Fund 445 — 297 — 2,976 — 3,718
Principal LifeTime Hybrid 2015 Fund 2,996 — 861 — 14,047 — 17,904
Principal LifeTime Hybrid 2020 Fund 4,509 — 1,075 — 33,590 — 39,174
Principal LifeTime Hybrid 2025 Fund 5,765 — 3,527 — 58,706 — 67,998
Principal LifeTime Hybrid 2030 Fund 4,227 — 4,303 — 86,001 — 94,531
Principal LifeTime Hybrid 2035 Fund 2,409 — 4,836 — 76,685 — 83,930
Principal LifeTime Hybrid 2040 Fund 2,133 — 6,866 — 104,926 — 113,925
Principal LifeTime Hybrid 2045 Fund 1,038 — 5,151 — 72,137 — 78,326
Principal LifeTime Hybrid 2050 Fund 609 — 5,038 — 70,557 — 76,204
Principal LifeTime Hybrid 2055 Fund 432 — 3,055 — 39,833 — 43,320
Principal LifeTime Hybrid 2060 Fund 207 — 1,565 — 19,747 — 21,519
Principal LifeTime Hybrid 2065 Fund 72 — 455 — 5,396 — 5,923
Principal LifeTime Hybrid 2070 Fund 18 — 21 — 386 — 425
Principal LifeTime Hybrid Income Fund 1,359 — 52 — 1,393 — 2,804
Principal LifeTime Strategic Income Fund 16,141 — 10,229 — 4,585 — 30,955
Real Estate Securities Fund 2,769 — 102,286 — 1,395,557 — 1,500,612
SAM Balanced Portfolio 17,090 — 209,256 — 906,524 — 1,132,870
SAM Conservative Balanced Portfolio 3,736 — 20,438 — 217,039 — 241,213
SAM Conservative Growth Portfolio 13,726 — 181,983 — 872,906 — 1,068,615
SAM Flexible Income Portfolio 294 — — (37,703) 100,479 — 63,070
SAM Strategic Growth Portfolio 10,331 — 126,117 — 659,745 — 796,193
Short-Term Income Fund 926 — — (51,783) (42,672) — (93,529)
SmallCap Fund 19,320 — 23,237 — 208,090 — 250,647
SmallCap Growth Fund I 57,325 — 111,162 — 318,849 — 487,336
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2024, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2024, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
SmallCap S&P 600 Index Fund $ 16,119 $ — $ 90,438 $ — $ 246,749 $ — $ 353,306
SmallCap Value Fund II 48,340 — 63,394 — 69,784 — 181,518
Tax-Exempt Bond Fund — 187 — (68,002) (3,586) (25) (71,426)
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 21,042 $ 21,474 $ 42,516
Core Fixed Income Fund 42,375 116,191 158,566
Core Plus Bond Fund 25,715 65,977 91,692
Diversified Income Fund 276,601 823,668 1,100,269 *
Diversified International Fund 26,585 473 27,058
Finisterre Emerging Markets Total Return Bond Fund 42,532 58,658 101,190
Global Emerging Markets Fund 5,969 4,973 10,942
Global Real Estate Securities Fund — 57,139 57,139
Government & High Quality Bond Fund 63,723 135,637 199,360
High Income Fund 21,608 506,728 528,336
High Yield Fund 14,114 279,214 293,328
Inflation Protection Fund 6,966 76,042 83,008
MidCap Growth Fund 9,984 — 9,984
SAM Flexible Income Portfolio 5,850 31,853 37,703
Short-Term Income Fund 15,242 36,541 51,783
Tax-Exempt Bond Fund 29,319 38,683 68,002
Short-Term
Utilized
Long-Term
Utilized
California Municipal Fund $ 298 $ —
Core Plus Bond Fund 2,653 —
Diversified Income Fund 18,646 —
Diversified International Fund 167,565 1,824
Finisterre Emerging Markets Total Return Bond Fund 20,960 2,095
Global Emerging Markets Fund 1,490 2,284
Global Real Estate Securities Fund 11,334 26,433
Government & High Quality Bond Fund 6,803 —
High Income Fund 53,914 —
High Yield Fund 5,956 —
Inflation Protection Fund 3,890 —
International Equity Fund 28,110 —
MidCap Growth Fund 12,694 —
Principal Capital Appreciation Fund 79,590 —
Principal LifeTime Strategic Income Fund 16 640
Real Estate Securities Fund 43,617 42,350
SAM Balanced Portfolio 3,161 —
SAM Conservative Balanced Portfolio 5,398 19,365
SAM Conservative Growth Portfolio 12,509 8,610
SAM Flexible Income Portfolio 9,373 30,363
Short-Term Income Fund 3,371 921
SmallCap Growth Fund I 27,929 556
Tax-Exempt Bond Fund 562 —
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to
December 31. As of October 31, 2024, the Funds intend to defer late-year ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31, 2024, the Funds recorded reclassifications as follows (amounts in thousands):
Late Year
Ordinary
Loss
MidCap Growth Fund $ 497
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Income Fund $ (1) $ 1
Diversified International Fund (3,145) 3,145
Equity Income Fund (60,574) 60,574
Global Real Estate Securities Fund 1 (1)
International Equity Fund (7,370) 7,370
LargeCap Growth Fund I (410,087) 410,087
LargeCap S&P 500 Index Fund (14,275) 14,275
LargeCap Value Fund III (12,633) 12,633
MidCap Fund (46,768) 46,768
MidCap Growth Fund 639 (639)
MidCap Growth Fund III (94,406) 94,406
MidCap S&P 400 Index Fund (31,611) 31,611
MidCap Value Fund I (125,423) 125,423
Overseas Fund (112,949) 112,949
Principal Capital Appreciation Fund (13,293) 13,293
Principal LifeTime 2015 Fund (1,737) 1,737
Principal LifeTime 2020 Fund (12,427) 12,427
Principal LifeTime 2025 Fund (6,026) 6,026
Principal LifeTime 2030 Fund (12,659) 12,659
Principal LifeTime 2035 Fund (3,867) 3,867
Principal LifeTime 2040 Fund (7,770) 7,770
Principal LifeTime 2045 Fund (2,690) 2,690
Principal LifeTime 2050 Fund (5,386) 5,386
Principal LifeTime 2055 Fund (1,608) 1,608
Principal LifeTime 2060 Fund (1,558) 1,558
Principal LifeTime 2065 Fund (310) 310
Principal LifeTime 2070 Fund (44) 44
Principal LifeTime Hybrid 2015 Fund (348) 348
Principal LifeTime Hybrid 2020 Fund (725) 725
Principal LifeTime Hybrid 2025 Fund (1,165) 1,165
Principal LifeTime Hybrid 2030 Fund (1,183) 1,183
Principal LifeTime Hybrid 2035 Fund (781) 781
Principal LifeTime Hybrid 2040 Fund (969) 969
Principal LifeTime Hybrid 2045 Fund (734) 734
Principal LifeTime Hybrid 2050 Fund (581) 581
Principal LifeTime Hybrid 2055 Fund (346) 346
Principal LifeTime Hybrid 2060 Fund (191) 191
Principal LifeTime Hybrid Income Fund (134) 134
Principal LifeTime Strategic Income Fund (1,957) 1,957
Real Estate Securities Fund 394 (394)
SAM Balanced Portfolio (9,855) 9,855
SAM Conservative Balanced Portfolio (120) 120
SAM Conservative Growth Portfolio (5,415) 5,415
SAM Strategic Growth Portfolio (4,850) 4,850
SmallCap Fund (3,915) 3,915
SmallCap Growth Fund I (23,913) 23,913
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Federal Income Tax Basis. As of October 31, 2024, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
SmallCap S&P 600 Index Fund $ (13,741) $ 13,741
SmallCap Value Fund II (28,671) 28,671
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund $ 8,366 $ (10,603) $ (2,237) $ 636,384
Core Fixed Income Fund 33,884 (1,234,711) (1,200,827) 11,959,309
Core Plus Bond Fund 5,427 (23,325) (17,898) 620,945
Diversified Income Fund 72,948 (117,999) (45,051) 2,724,542
Diversified International Fund 963,142 (312,671) 650,471 6,113,625
Equity Income Fund 4,637,683 (97,324) 4,540,359 4,533,399
Finisterre Emerging Markets Total Return Bond Fund 34,754 (38,790) (4,036) 646,475
Global Emerging Markets Fund 111,463 (117,516) (6,053) 2,431,762
Global Real Estate Securities Fund 427,849 (104,113) 323,736 1,510,472
Government & High Quality Bond Fund 8,755 (62,701) (53,946) 872,909
Government Money Market Fund — — — 3,757,707
High Income Fund 6,534 (47,699) (41,165) 611,194
High Yield Fund 61,223 (141,526) (80,303) 6,047,055
Inflation Protection Fund 13,430 (128,453) (115,023) 2,481,820
International Equity Fund 18,756 (16,856) 1,900 229,455
LargeCap Growth Fund I 3,493,091 (233,527) 3,259,564 6,819,317
LargeCap S&P 500 Index Fund 5,419,737 (176,736) 5,243,001 3,406,643
LargeCap Value Fund III 656,709 (123,234) 533,475 3,246,061
MidCap Fund 14,661,843 (293,650) 14,368,193 13,755,373
MidCap Growth Fund 38,241 (5,553) 32,688 181,733
MidCap Growth Fund III 73,978 (30,148) 43,830 392,939
MidCap S&P 400 Index Fund 413,061 (80,030) 333,031 948,925
MidCap Value Fund I 414,637 (131,975) 282,662 2,557,485
Money Market Fund — — — 1,047,743
Overseas Fund 138,573 (111,639) 26,934 1,125,174
Principal Capital Appreciation Fund 2,282,823 (63,946) 2,218,877 2,453,197
Principal LifeTime 2015 Fund 39,589 (16,956) 22,633 213,700
Principal LifeTime 2020 Fund 385,895 (173,069) 212,826 2,112,334
Principal LifeTime 2025 Fund 296,128 (96,776) 199,352 1,360,788
Principal LifeTime 2030 Fund 1,068,055 (299,842) 768,213 4,715,786
Principal LifeTime 2035 Fund 380,577 (73,019) 307,558 1,680,627
Principal LifeTime 2040 Fund 1,111,590 (131,035) 980,555 3,781,374
Principal LifeTime 2045 Fund 347,795 (30,997) 316,798 1,367,022
Principal LifeTime 2050 Fund 809,807 (50,189) 759,618 2,573,697
Principal LifeTime 2055 Fund 206,390 (15,735) 190,655 937,709
Principal LifeTime 2060 Fund 175,691 (14,921) 160,770 921,453
Principal LifeTime 2065 Fund 26,929 (3,323) 23,606 199,730
Principal LifeTime 2070 Fund 3,190 (214) 2,976 41,390
Principal LifeTime Hybrid 2015 Fund 27,790 (13,743) 14,047 310,494
Principal LifeTime Hybrid 2020 Fund 72,062 (38,472) 33,590 506,621
Principal LifeTime Hybrid 2025 Fund 100,803 (42,097) 58,706 828,536
Principal LifeTime Hybrid 2030 Fund 126,869 (40,868) 86,001 896,117
Principal LifeTime Hybrid 2035 Fund 101,313 (24,628) 76,685 637,595
Principal LifeTime Hybrid 2040 Fund 122,503 (17,577) 104,926 675,832
Principal LifeTime Hybrid 2045 Fund 80,527 (8,390) 72,137 410,659
Principal LifeTime Hybrid 2050 Fund 75,942 (5,385) 70,557 360,988
Principal LifeTime Hybrid 2055 Fund 42,878 (3,045) 39,833 230,238
Principal LifeTime Hybrid 2060 Fund 21,223 (1,476) 19,747 123,419
Principal LifeTime Hybrid 2065 Fund 5,877 (481) 5,396 41,603
Principal LifeTime Hybrid 2070 Fund 396 (10) 386 3,721
Principal LifeTime Hybrid Income Fund 10,635 (9,242) 1,393 158,360
Principal LifeTime Strategic Income Fund 68,423 (63,838) 4,585 786,496
Real Estate Securities Fund 1,588,019 (192,464) 1,395,555 5,217,991
SAM Balanced Portfolio 1,038,237 (131,713) 906,524 3,713,257
SAM Conservative Balanced Portfolio 291,719 (74,680) 217,039 1,642,446
SAM Conservative Growth Portfolio 931,334 (58,428) 872,906 2,344,138
SAM Flexible Income Portfolio 212,824 (112,345) 100,479 2,252,636
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
SAM Strategic Growth Portfolio $ 698,177 $ (38,432) $ 659,745 $ 1,608,428
Short-Term Income Fund 15,841 (58,513) (42,672) 3,361,697
SmallCap Fund 367,612 (159,522) 208,090 2,081,959
SmallCap Growth Fund I 486,217 (167,368) 318,849 1,850,921
SmallCap S&P 600 Index Fund 386,904 (140,154) 246,750 973,136
SmallCap Value Fund II 170,884 (101,099) 69,785 1,054,933
Tax-Exempt Bond Fund 11,736 (15,322) (3,586) 588,137
7. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 13
iShares California Muni Bond ETF 702 40
$ 53
TOTAL INVESTMENT COMPANIES $ 53
MUNICIPAL BONDS - 101 .65%
Principal
Amount (000's) Value (000's)
California - 94 .85%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
$ 1,000 $ 1,004
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 1,010
5.00%, 10/01/2035 5,270 5,377
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2043
(a)
1,000 1,111
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,821
Bay Area Toll Authority
3.15%, 04/01/2055
(c)
1,690 1,690
5.00%, 04/01/2044 1,000 1,097
5.00%, 04/01/2045 1,000 1,093
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,230 1,907
Burbank-Glendale-Pasadena Airport Authority Brick
Campaign
5.25%, 07/01/2040 1,435 1,575
California Community Choice Financing Authority
4.00%, 02/01/2052
(c)
2,275 2,295
4.00%, 10/01/2052
(c)
1,115 1,132
4.00%, 05/01/2053
(c)
3,150 3,177
5.00%, 02/01/2054
(c)
5,000 5,363
5.00%, 05/01/2054
(c)
5,000 5,394
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,485 1,373
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,015
5.00%, 05/01/2045 2,000 2,404
5.00%, 10/01/2045 1,000 1,012
5.00%, 06/01/2046 6,000 7,228
5.00%, 05/01/2049 9,460 11,375
5.25%, 04/01/2040 5,000 6,193
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,790
5.00%, 02/01/2035 2,000 2,006
5.00%, 06/01/2041
(c)
10,000 11,014
5.00%, 11/15/2048 2,785 2,855
5.00%, 12/01/2054 2,000 2,117
5.25%, 12/01/2043 2,155 2,331
California Housing Finance Agency
3.50%, 11/20/2035 9,360 8,974
4.25%, 01/15/2035 8,258 8,481
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
5,217 5,134
California Infrastructure & Economic Development
Bank
5.00%, 08/01/2038 1,175 1,265
5.00%, 08/01/2039 1,130 1,213
8.00%, 01/01/2050
(c),(d)
13,000 13,396
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 3,819
4.00%, 07/15/2029 12,360 12,346
4.00%, 10/01/2039 2,150 2,048
4.38%, 09/01/2053
(c)
1,700 1,766
4.80%, 11/01/2041
(c)
5,085 5,088
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
5.00%, 05/15/2033 $ 1,000 $ 1,052
5.00%, 05/15/2034 1,000 1,049
5.00%, 12/31/2034 7,550 7,772
5.00%, 12/31/2036 8,000 8,208
5.00%, 05/15/2038 2,000 2,082
5.00%, 10/01/2044 1,000 1,010
5.00%, 04/01/2049 1,725 1,815
5.00%, 04/01/2054 1,940 2,028
5.25%, 11/01/2036 2,100 2,125
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2031
(a)
400 439
5.00%, 05/15/2043
(a)
600 626
5.00%, 05/15/2044
(a)
5,000 5,211
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,637
California Municipal Finance Authority (credit
support from Fannie Mae Collateral )
4.45%, 12/01/2042
(a)
4,730 4,737
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 11,316
3.38%, 07/01/2025 2,000 1,997
4.25%, 12/01/2027
(c)
1,200 1,229
4.30%, 07/01/2040 3,600 3,604
5.00%, 07/01/2029
(d)
1,000 1,044
5.00%, 07/01/2029
(d)
1,000 1,067
5.00%, 07/01/2030
(d)
2,000 2,003
5.00%, 07/01/2030
(d)
565 607
5.00%, 07/01/2031
(d)
1,000 1,081
5.00%, 07/01/2037
(d)
11,000 11,008
5.00%, 07/01/2039
(d)
8,500 8,799
5.00%, 11/21/2045
(d)
2,250 2,301
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 1,935
5.00%, 08/01/2038
(d)
1,000 1,022
California State Public Works Board
5.00%, 10/01/2039 4,500 4,511
California State University
5.00%, 11/01/2037 2,000 2,086
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
650 621
4.00%, 09/02/2029 1,000 1,012
4.00%, 07/01/2048 1,800 1,737
5.00%, 10/01/2028 1,875 1,897
5.00%, 11/01/2032
(d)
1,135 1,170
5.00%, 05/15/2034 5,210 5,335
5.00%, 06/01/2034
(d)
375 390
5.00%, 09/02/2034 1,000 1,048
5.00%, 12/01/2036
(d)
5,000 5,070
5.00%, 09/02/2038 3,000 3,108
5.00%, 06/01/2039
(d)
475 484
5.00%, 09/02/2039 745 770
5.00%, 09/02/2039 900 938
5.00%, 09/02/2039 945 984
5.00%, 05/15/2040 3,840 3,910
5.00%, 09/02/2040 1,000 1,040
5.00%, 12/01/2041
(d)
4,040 4,080
5.00%, 09/02/2044 1,425 1,459
5.00%, 09/02/2048 940 964
5.00%, 09/02/2049 600 615
5.00%, 06/01/2051
(d)
1,950 1,952
5.25%, 12/01/2034 3,500 3,503

Schedule of Investments
California Municipal Fund
October 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.25%, 12/01/2038
(d)
$ 1,000 $ 1,041
5.25%, 12/01/2043
(d)
3,825 3,943
5.25%, 12/01/2044 1,370 1,536
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
3,000 3,043
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,097
6.00%, 05/01/2043 1,550 1,585
Chino Valley Unified School District
5.00%, 08/01/2055
(e)
6,570 6,935
5.25%, 08/01/2047 2,000 2,080
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,276
City of Irvine CA
3.10%, 09/02/2050
(c)
350 350
4.00%, 09/02/2038 1,000 1,003
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,842
City of Los Angeles CA
2.70%, 08/01/2026
(c)
688 688
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,020
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 564
5.00%, 05/15/2026 415 426
5.00%, 05/15/2028
(e)
2,760 2,909
5.00%, 05/15/2029 1,875 2,000
5.00%, 05/15/2036 1,500 1,507
5.00%, 05/15/2036 5,000 5,228
5.00%, 05/15/2037
(e)
4,225 4,501
5.00%, 05/15/2042
(e)
3,500 3,557
5.00%, 05/15/2044
(e)
3,100 3,154
5.00%, 05/15/2044
(e)
4,090 4,209
5.50%, 05/15/2040
(e)
5,000 5,495
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 2,228
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,001
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2036 1,350 1,388
5.00%, 07/01/2037 2,000 2,068
5.25%, 07/01/2049 3,000 3,333
5.25%, 07/01/2054 7,000 7,718
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 10
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 493
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,856
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,035
5.00%, 06/01/2028 5,000 5,300
5.00%, 06/01/2051 5,035 5,292
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,008
La Verne Public Financing Authority
7.25%, 09/01/2026 200 201
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Long Beach Bond Finance Authority
5.00%, 11/15/2035 $ 3,485 $ 3,801
5.50%, 11/15/2030 1,010 1,100
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 1,695 1,898
5.00%, 07/01/2038 960 1,105
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,038
Los Angeles County Sanitation Districts Financing
Authority
5.00%, 10/01/2035 4,500 4,565
Los Angeles Department of Water & Power
5.00%, 07/01/2042
(e)
5,500 6,050
Los Angeles Unified School District/CA
5.00%, 07/01/2033 5,000 5,865
5.25%, 07/01/2042 9,050 9,564
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,614
Metropolitan Water District of Southern California
5.00%, 07/01/2040 5,000 5,455
5.00%, 04/01/2054 1,000 1,095
Mizuho Floater/Residual Trust
4.20%, 01/01/2040
(c),(d)
400 400
M-S-R Energy Authority
6.13%, 11/01/2029 1,975 2,095
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,002
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,032
5.00%, 03/01/2047 1,500 1,539
Nuveen California AMT-Free Quality Municipal
Income Fund
3.69%, 10/01/2047
(c),(d)
6,400 6,400
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,452
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 988
Port of Los Angeles
5.00%, 08/01/2025 1,210 1,222
5.00%, 08/01/2032 1,740 1,744
5.00%, 08/01/2033 500 550
5.00%, 08/01/2034 1,000 1,104
5.00%, 08/01/2036 500 549
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,618
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 4,667
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,049
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,269
5.00%, 11/01/2037
(a)
3,660 3,920
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,526
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,909
4.00%, 06/01/2046 2,980 2,916

Schedule of Investments
California Municipal Fund
October 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 $ 2,000 $ 2,070
Sacramento Municipal Utility District
5.00%, 11/15/2045 1,000 1,117
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,566
5.00%, 07/01/2037 2,300 2,398
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 10,942
5.00%, 07/01/2039 2,000 2,145
5.00%, 07/01/2042 5,000 5,056
San Diego Housing Authority Inc (credit support
from Federal Home Loan Mortgage Corporation
Collateral HUD Section 8 )
4.20%, 06/01/2040
(a)
3,215 3,190
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2039 2,075 2,084
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,029
5.00%, 05/01/2035 1,000 1,045
5.00%, 05/01/2036 3,000 3,130
5.50%, 05/01/2043 4,000 4,414
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 7,829
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,001
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,013
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 672
Santa Monica-Malibu Unified School District
4.00%, 08/01/2041 2,340 2,383
4.00%, 08/01/2042 2,000 2,040
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,247
5.00%, 11/01/2029 2,725 2,866
5.00%, 07/01/2049 1,000 1,095
5.25%, 07/01/2049 1,000 1,120
State of California
5.00%, 09/01/2028 5,030 5,448
5.00%, 09/01/2034 5,000 5,163
State of California (credit support from Assured
Guaranty Municipal Corp )
5.25%, 08/01/2032
(a)
5,000 5,705
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,607
5.00%, 06/01/2048 5,000 5,158
Travis Unified School District (credit support from
Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,021
University of California
4.00%, 05/15/2037 3,365 3,493
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,533
$ 591,674
Guam - 1 .46%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 8,080
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Guam (continued)
Port Authority of Guam
5.00%, 07/01/2048 $ 1,000 $ 1,008
$ 9,088
Puerto Rico - 4 .64%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
526 359
0.00%, 11/01/2043
(b),(c)
1,806 1,162
4.00%, 07/01/2033 5,500 5,418
4.00%, 07/01/2037 316 306
4.00%, 07/01/2041 429 405
4.00%, 07/01/2046 446 416
5.38%, 07/01/2025 227 230
5.63%, 07/01/2027 451 470
5.63%, 07/01/2029 444 478
5.75%, 07/01/2031 431 475
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.50%, 01/01/2041 3,420 4,056
6.50%, 01/01/2042 3,250 3,840
6.75%, 01/01/2045 4,585 5,456
6.75%, 01/01/2046 2,500 2,975
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
4.50%, 07/01/2034 2,888 2,896
$ 28,942
Virgin Islands - 0 .70%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 4,250 4,390
TOTAL MUNICIPAL BONDS $ 634,094
Total Investments $ 634,147
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.80)%
Notes with interest rates of 3.25% - 3.29% at
October 31, 2024 and contractual maturities of
collateral of 2027-2030.
(f)
$ (23,715) (23,715)
Total Net Investments $ 610,432
Other Assets and Liabilities -  2.14% 13,325
TOTAL NET ASSETS - 100.00% $ 623,757
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $77,815 or 12.48% of net assets.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2024.

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .12 % Shares Held Value (000's)
Money Market Funds - 1 .12%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
3,242,986 $ 3,243
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
118,527,174 118,527
$ 121,770
TOTAL INVESTMENT COMPANIES $ 121,770
COMMON STOCKS - 0 .18 % Shares Held Value (000's)
Transportation - 0 .18%
Trailer Bridge Inc
(d),(e),(f)
178,279 $ 20,129
TOTAL COMMON STOCKS $ 20,129
BONDS - 51 .51%
Principal
Amount (000's) Value (000's)
Airlines - 1 .03%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(g)
$ 20,593 $ 20,405
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
12,750 12,384
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 24,219
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 02/15/2027 4,848 4,813
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 7,271 6,444
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 42,000 43,452
$ 111,717
Apparel - 0 .13%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,187
Automobile Asset Backed Securities - 2 .43%
BMW Vehicle Owner Trust 2023-A
5.29%, 04/27/2026 7,197 7,199
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
BMW Vehicle Owner Trust 2024-A
5.20%, 02/25/2027 32,500 32,513
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.34%
Carvana Auto Receivables Trust 2021-P4
1.31%, 01/11/2027 5,880 5,807
Ford Credit Auto Owner Trust 2023-A
5.73%, 03/15/2026 1,847 1,847
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.72%
Ford Credit Auto Owner Trust 2024-A
5.35%, 01/15/2027 35,914 35,931
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.36%
Ford Credit Floorplan Master Owner Trust A
6.26%, 05/15/2028
(g)
20,000 20,196
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.61%, 03/16/2026 1,656 1,657
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.52%, 11/16/2026 24,853 24,880
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.53%
Nissan Master Owner Trust Receivables
5.68%, 02/15/2028
(g)
38,000 38,048
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.67%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Tesla Electric Vehicle Trust 2023-1
5.41%, 12/21/2026
(g)
$ 26,404 $ 26,414
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Toyota Auto Receivables 2023-C Owner Trust
5.39%, 08/17/2026 12,818 12,827
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.40%
Toyota Auto Receivables 2024-A Owner Trust
5.36%, 12/15/2026 17,773 17,776
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.35%
Toyota Auto Receivables 2024-C Owner Trust
5.16%, 05/17/2027 38,000 38,138
$ 263,233
Automobile Manufacturers - 1 .00%
American Honda Finance Corp
2.30%, 09/09/2026 7,000 6,732
4.40%, 10/05/2026 30,000 29,930
4.75%, 01/12/2026 9,000 9,018
4.90%, 07/09/2027 15,000 15,135
5.80%, 10/03/2025 47,000 47,531
$ 108,346
Banks - 6 .40%
Bank of America Corp
3.19%, 07/23/2030
(h)
8,000 7,401
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.88%, 08/01/2025 10,000 9,952
3.97%, 02/07/2030
(h)
8,000 7,699
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
5.08%, 01/20/2027
(h)
20,000 20,052
Secured Overnight Financing Rate + 1.29%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031 10,000 8,375
2.80%, 05/04/2026 8,000 7,819
3.00%, 10/30/2028 9,000 8,427
Citigroup Inc
2.98%, 11/05/2030
(h)
51,000 46,326
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,891
4.45%, 09/29/2027 8,000 7,901
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,817
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 58,616
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(h)
15,000 12,512
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,502
3.81%, 04/23/2029
(h)
13,000 12,532
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.25%, 10/21/2025 23,500 23,365
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
9,000 8,644
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 6,292
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(h)
47,000 42,512
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
3.90%, 07/15/2025 8,000 7,964

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.79%, 02/13/2032
(h)
$ 10,000 $ 8,242
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 5,163
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 33,999
Secured Overnight Financing Rate + 1.14%
3.95%, 04/23/2027 10,000 9,815
4.00%, 07/23/2025 5,000 4,978
5.12%, 02/01/2029
(h)
18,000 18,145
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,110
Morgan Stanley Bank NA
4.45%, 10/15/2027
(h)
25,000 24,869
Secured Overnight Financing Rate + 0.68%
PNC Bank NA
2.70%, 10/22/2029 53,000 47,429
2.95%, 02/23/2025
(i)
10,000 9,938
3.10%, 10/25/2027 4,750 4,557
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 12,775
Secured Overnight Financing Rate + 0.98%
Truist Bank
3.30%, 05/15/2026 5,000 4,882
4.63%, 09/17/2029
(h)
52,000 50,631
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 5,243
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 23,733
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,509
3.15%, 04/27/2027 3,800 3,680
3.90%, 04/26/2028 5,000 4,854
4.84%, 02/01/2034
(h)
25,000 24,198
Secured Overnight Financing Rate + 1.60%
US Bank NA/Cincinnati OH
2.80%, 01/27/2025 7,000 6,964
Wells Fargo & Co
2.88%, 10/30/2030
(h)
32,000 29,010
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
$ 693,323
Beverages - 0 .78%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 32,767
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,225
5.00%, 06/15/2034 30,000 30,150
$ 84,142
Biotechnology - 2 .07%
Amgen Inc
1.65%, 08/15/2028 20,000 17,922
2.20%, 02/21/2027 11,500 10,922
2.45%, 02/21/2030 40,000 35,644
5.25%, 03/02/2033 19,000 19,196
Biogen Inc
2.25%, 05/01/2030 65,000 56,449
Gilead Sciences Inc
1.20%, 10/01/2027
(i)
19,000 17,313
2.60%, 10/01/2040 19,000 13,527
3.50%, 02/01/2025 10,000 9,963
3.65%, 03/01/2026 21,000 20,737
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc (continued)
5.25%, 10/15/2033 $ 22,000 $ 22,456
$ 224,129
Chemicals - 0 .72%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 21,589
Westlake Corp
2.88%, 08/15/2041 15,000 10,410
3.38%, 06/15/2030 4,500 4,150
3.60%, 08/15/2026 43,000 42,088
$ 78,237
Commercial Services - 0 .81%
ERAC USA Finance LLC
4.60%, 05/01/2028
(g)
38,500 38,423
5.00%, 02/15/2029
(g)
9,500 9,592
7.00%, 10/15/2037
(g)
13,000 14,986
United Rentals North America Inc
6.00%, 12/15/2029
(g)
24,000 24,386
$ 87,387
Computers - 0 .95%
Apple Inc
1.13%, 05/11/2025 10,000 9,825
2.05%, 09/11/2026 30,000 28,787
2.38%, 02/08/2041 20,000 14,201
3.20%, 05/11/2027 13,000 12,665
3.25%, 02/23/2026 13,000 12,819
4.15%, 05/10/2030 24,500 24,365
$ 102,662
Diversified Financial Services - 0 .58%
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 25,393
2.75%, 10/15/2032 8,000 6,645
4.15%, 01/23/2030 19,000 18,179
4.85%, 01/15/2027 1,750 1,749
6.25%, 01/15/2036 10,325 10,755
$ 62,721
Electric - 9 .26%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 16,446
5.40%, 03/15/2053 23,000 22,842
Alabama Power Co
1.45%, 09/15/2030 25,000 20,847
3.13%, 07/15/2051 19,000 12,941
3.45%, 10/01/2049 42,000 30,734
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,263
5.95%, 03/30/2029
(g)
10,000 10,349
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 11,032
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 14,731
4.05%, 04/15/2025 10,000 9,969
Black Hills Corp
2.50%, 06/15/2030 15,000 13,087
3.05%, 10/15/2029 39,500 36,221
3.15%, 01/15/2027 7,500 7,226
4.35%, 05/01/2033 8,000 7,425
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,606
Entergy Corp
2.40%, 06/15/2031 24,000 20,425
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 11,740
3.25%, 04/01/2028 12,000 11,474
4.20%, 09/01/2048 31,000 25,519
FirstEnergy Pennsylvania Electric Co
4.30%, 01/15/2029
(g)
14,000 13,694

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FirstEnergy Transmission LLC
2.87%, 09/15/2028
(g)
$ 21,000 $ 19,520
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,976
2.88%, 12/04/2051 20,000 13,104
3.15%, 10/01/2049 25,000 17,502
5.05%, 04/01/2028 14,500 14,701
5.15%, 06/15/2029 20,000 20,409
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
15,500 15,802
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,303
3.50%, 09/30/2049 66,000 47,942
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,969
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 19,385
5.85%, 02/15/2034
(g)
10,500 10,826
Nevada Power Co
2.40%, 05/01/2030 20,500 18,093
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 46,442
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 12,367
5.10%, 05/15/2053 28,500 27,486
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 12,547
2.70%, 11/15/2051 15,000 9,316
2.95%, 04/01/2025 7,000 6,949
3.10%, 09/15/2049 33,500 22,977
4.10%, 11/15/2048 5,000 4,111
5.65%, 11/15/2033 24,000 25,124
5.75%, 03/15/2029 21,000 21,776
PacifiCorp
5.25%, 06/15/2035 5,750 5,714
5.35%, 12/01/2053 34,000 32,093
6.25%, 10/15/2037 2,500 2,665
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 11,580
4.85%, 02/15/2034 19,000 18,816
5.25%, 05/15/2053 52,000 51,320
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,585
3.20%, 03/01/2050 15,000 10,338
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
4,848 4,391
5.38%, 06/30/2035
(g)
17,525 17,555
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 23,013
2.75%, 10/01/2026 10,000 9,615
3.85%, 02/01/2048 12,500 9,378
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 1,985
3.25%, 05/01/2051
(i)
18,000 12,160
4.85%, 12/01/2048 7,000 6,358
Wisconsin Power and Light Co
5.38%, 03/30/2034 19,000 19,246
Xcel Energy Inc
2.60%, 12/01/2029 32,000 28,651
3.50%, 12/01/2049 24,000 16,953
$ 1,003,614
Electronics - 0 .40%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 43,838
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .69%
Republic Services Inc
1.75%, 02/15/2032 $ 29,500 $ 23,888
2.30%, 03/01/2030 16,500 14,603
3.20%, 03/15/2025 13,000 12,918
4.88%, 04/01/2029 23,500 23,637
$ 75,046
Food - 0 .18%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 19,965
Gas - 0 .73%
NiSource Inc
2.95%, 09/01/2029 29,000 26,644
3.60%, 05/01/2030 14,000 13,100
5.35%, 04/01/2034 39,000 39,121
$ 78,865
Healthcare - Services - 1 .30%
HCA Inc
4.13%, 06/15/2029 14,000 13,483
5.60%, 04/01/2034 37,000 37,198
5.63%, 09/01/2028 2,000 2,040
7.50%, 11/06/2033 1,950 2,187
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 7,804
2.88%, 08/15/2029 15,000 13,888
3.50%, 08/15/2039 14,000 11,469
4.70%, 04/15/2029 28,500 28,604
4.75%, 07/15/2026 24,000 24,142
$ 140,815
Insurance - 2 .18%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 30,586
1.85%, 03/12/2030 8,000 6,971
2.50%, 01/15/2051 12,500 7,707
2.85%, 10/15/2050 30,500 19,961
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 29,018
4.50%, 08/15/2028 39,500 38,860
First American Financial Corp
2.40%, 08/15/2031 22,000 18,008
4.00%, 05/15/2030 28,000 26,067
4.60%, 11/15/2024 5,000 4,997
5.45%, 09/30/2034 30,000 29,112
Prudential Financial Inc
2.10%, 03/10/2030 23,000 20,336
3.88%, 03/27/2028 4,550 4,437
$ 236,060
Internet - 0 .51%
Amazon.com Inc
2.88%, 05/12/2041 20,000 15,104
3.95%, 04/13/2052 10,000 8,218
4.05%, 08/22/2047 38,000 32,267
$ 55,589
Lodging - 0 .95%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 38,952
3.70%, 01/15/2031 11,000 9,935
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 29,810
Travel + Leisure Co
4.50%, 12/01/2029
(g),(i)
26,500 24,750
$ 103,447
Media - 1 .70%
Comcast Corp
2.65%, 02/01/2030 33,000 29,736
3.30%, 02/01/2027 10,000 9,745
3.95%, 10/15/2025 15,000 14,915
4.25%, 10/15/2030 4,500 4,376

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp (continued)
4.65%, 02/15/2033 $ 30,000 $ 29,522
6.45%, 03/15/2037 1,800 1,977
Discovery Communications LLC
3.63%, 05/15/2030 9,000 7,968
4.13%, 05/15/2029 22,000 20,466
5.30%, 05/15/2049 13,000 10,145
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,116
6.75%, 06/15/2039 6,000 5,831
7.30%, 07/01/2038 7,750 7,896
Walt Disney Co/The
2.00%, 09/01/2029 28,000 24,881
6.40%, 12/15/2035 8,900 9,868
$ 184,442
Oil & Gas - 0 .98%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,794
3.41%, 02/11/2026 13,000 12,824
3.94%, 09/21/2028 13,000 12,652
4.70%, 04/10/2029 39,000 38,906
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,817
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,551
Phillips 66
1.30%, 02/15/2026 11,500 11,025
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,428
$ 105,997
Oil & Gas Services - 0 .30%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(g)
33,000 32,676
Other Asset Backed Securities - 0 .66%
PFS Financing Corp
5.86%, 01/15/2028
(g)
28,000 28,083
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Verizon Master Trust
5.72%, 06/20/2029 43,500 43,708
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
$ 71,791
Packaging & Containers - 0 .09%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 1,994
6.88%, 07/15/2033
(g),(i)
6,900 7,309
$ 9,303
Pharmaceuticals - 1 .72%
AbbVie Inc
5.05%, 03/15/2034 60,000 60,446
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 11,338
1.45%, 11/13/2030 10,000 8,325
3.20%, 06/15/2026
(i)
13,124 12,872
3.40%, 07/26/2029 8,346 7,933
3.90%, 02/20/2028
(i)
10,500 10,307
5.90%, 11/15/2033 20,000 21,385
CVS Health Corp
1.30%, 08/21/2027 14,000 12,680
3.00%, 08/15/2026 17,000 16,450
4.30%, 03/25/2028 5,046 4,919
5.05%, 03/25/2048 23,000 19,843
$ 186,498
Pipelines - 1 .19%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,095
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Columbia Pipeline Group Inc
4.50%, 06/01/2025 $ 11,900 $ 11,857
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 11,975
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 12,973
4.88%, 08/15/2027
(g)
43,000 42,633
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,443
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,477
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,306
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,264
7.25%, 08/15/2038 10,000 11,448
$ 129,471
REITs - 8 .30%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 10,123
2.00%, 05/18/2032 14,000 11,277
2.75%, 12/15/2029 14,500 13,026
3.38%, 08/15/2031 30,000 27,226
4.30%, 01/15/2026 9,900 9,830
4.75%, 04/15/2035 14,500 13,879
4.90%, 12/15/2030
(i)
4,250 4,223
American Tower Corp
1.88%, 10/15/2030 20,000 16,799
2.10%, 06/15/2030 3,000 2,578
2.40%, 03/15/2025 7,000 6,934
2.75%, 01/15/2027 53,000 50,817
2.95%, 01/15/2051 10,000 6,450
3.38%, 10/15/2026 5,000 4,879
American Tower Trust #1
5.49%, 03/15/2053
(g)
14,000 14,156
Crown Castle Inc
2.25%, 01/15/2031 13,000 11,013
2.90%, 04/01/2041 30,000 21,420
3.10%, 11/15/2029 8,000 7,309
4.00%, 11/15/2049 17,000 13,216
4.30%, 02/15/2029 13,000 12,643
5.00%, 01/11/2028 18,000 18,033
CubeSmart LP
2.00%, 02/15/2031 26,000 21,669
3.00%, 02/15/2030
(i)
18,000 16,277
4.00%, 11/15/2025 5,000 4,949
4.38%, 02/15/2029 2,000 1,949
DOC DR LLC
2.63%, 11/01/2031 32,000 27,413
4.30%, 03/15/2027 22,400 22,153
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 7,672
3.63%, 01/15/2028 3,500 3,341
3.88%, 05/01/2025 5,000 4,941
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 6,245
3.00%, 01/15/2030 50,000 45,643
5.25%, 12/15/2032 14,000 14,106
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 40,934
3.63%, 10/01/2029 32,000 29,629
4.75%, 01/15/2028 7,000 6,908
5.25%, 01/15/2026 8,000 8,007
Prologis LP
2.88%, 11/15/2029 12,500 11,498
3.25%, 06/30/2026 5,000 4,902
3.38%, 12/15/2027 25,000 24,214

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Tower Trust
1.63%, 05/15/2051
(g)
$ 46,000 $ 42,842
2.33%, 07/15/2052
(g)
10,000 9,117
2.59%, 10/15/2056
(g)
20,500 17,022
2.84%, 01/15/2050
(g)
30,000 29,865
Store Capital LLC
2.75%, 11/18/2030 18,500 15,818
4.63%, 03/15/2029 33,500 32,182
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,252
3.85%, 04/01/2027 21,000 20,564
5.63%, 07/01/2034 38,500 39,357
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,553
2.75%, 01/15/2031 7,000 6,195
3.10%, 01/15/2030 23,000 21,147
4.13%, 03/15/2029 6,000 5,852
4.25%, 04/15/2028 4,000 3,937
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,784
WP Carey Inc
2.40%, 02/01/2031 21,000 17,946
3.85%, 07/15/2029 30,000 28,673
$ 900,387
Semiconductors - 0 .37%
NVIDIA Corp
2.00%, 06/15/2031 19,000 16,337
2.85%, 04/01/2030 14,000 12,902
3.50%, 04/01/2040 13,000 10,984
$ 40,223
Software - 0 .24%
Oracle Corp
2.95%, 05/15/2025 25,900 25,628
Telecommunications - 1 .29%
Corning Inc
4.75%, 03/15/2042 4,650 4,227
5.45%, 11/15/2079 43,500 40,740
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 15,475
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(g)
24,150 24,309
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,189
2.55%, 02/15/2031 20,000 17,392
3.00%, 02/15/2041 39,000 28,651
$ 139,983
Transportation - 0 .68%
Ryder System Inc
2.90%, 12/01/2026 51,000 49,211
3.35%, 09/01/2025 25,000 24,696
$ 73,907
Trucking & Leasing - 0 .89%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
22,000 21,180
1.70%, 06/15/2026
(g)
39,000 37,054
2.70%, 11/01/2024
(g)
28,000 28,000
5.70%, 02/01/2028
(g)
10,000 10,220
$ 96,454
TOTAL BONDS $ 5,584,083
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 46 .48%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .11%
3.00%, 12/01/2046 $ 6,343 $ 5,584
3.50%, 03/01/2048 7,042 6,422
$ 12,006
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 23 .75%
2.00%, 10/01/2050 $ 33,063 $ 26,671
2.00%, 11/01/2050 33,022 26,686
2.00%, 12/01/2050 38,343 30,848
2.00%, 12/01/2050 38,225 30,734
2.50%, 09/01/2050 33,005 27,682
2.50%, 10/01/2050 33,175 27,752
2.50%, 10/01/2050 33,649 28,148
2.50%, 10/01/2050 33,817 28,289
2.50%, 11/01/2050 33,601 28,109
2.50%, 11/01/2050 32,710 27,535
2.50%, 11/01/2050 31,985 26,826
2.50%, 11/01/2050 32,495 27,254
2.50%, 11/01/2050 33,717 28,278
3.00%, 06/01/2042 12,676 11,313
3.00%, 08/01/2049 16,594 14,559
3.00%, 09/01/2049 11,853 10,383
3.00%, 10/01/2049 15,172 13,313
3.00%, 10/01/2049 17,660 15,495
3.00%, 10/01/2049 12,766 11,202
3.00%, 11/01/2049 15,028 13,187
3.00%, 11/01/2049 18,485 16,218
3.00%, 11/01/2049 12,544 11,021
3.00%, 03/01/2050 18,022 15,769
3.00%, 04/01/2050 19,545 17,150
3.00%, 09/01/2050 22,053 19,315
3.00%, 05/01/2052 16,644 14,471
3.50%, 06/01/2046 12,683 11,644
3.50%, 08/01/2047 7,224 6,552
3.50%, 09/01/2047 30,066 27,264
3.50%, 12/01/2047 7,232 6,558
3.50%, 06/01/2049 27,608 25,038
3.50%, 07/01/2049 9,139 8,287
3.50%, 09/01/2049 26,894 24,405
3.50%, 09/01/2049 8,086 7,332
3.50%, 09/01/2049 8,643 7,837
3.50%, 11/01/2049 13,107 12,003
3.50%, 11/01/2049 10,911 9,894
3.50%, 12/01/2049 12,644 11,465
3.50%, 01/01/2050 36,804 33,372
3.50%, 02/01/2050 22,743 20,623
3.50%, 06/01/2050 21,295 19,320
3.50%, 08/01/2050 29,378 26,643
3.50%, 10/01/2050 27,731 25,081
3.50%, 01/01/2051 29,800 27,026
3.50%, 01/01/2051 20,815 18,863
3.50%, 04/01/2052 46,184 41,544
3.50%, 04/01/2052 33,859 30,428
4.00%, 02/01/2044 7,891 7,480
4.00%, 09/01/2045 5,382 5,058
4.00%, 06/01/2046 10,987 10,414
4.00%, 10/01/2047 28,812 26,986
4.00%, 10/01/2048 8,318 7,791
4.00%, 03/01/2049 23,717 22,215
4.00%, 04/01/2049 26,157 24,501
4.00%, 06/01/2049 39,582 37,076
4.00%, 07/01/2049 5,922 5,547
4.00%, 08/01/2049 29,376 27,524
4.00%, 10/01/2049 13,638 12,773
4.00%, 12/01/2049 21,932 20,657
4.00%, 01/01/2050 18,580 17,402
4.00%, 07/01/2050 41,230 38,620
4.00%, 02/01/2052 35,433 32,825
4.00%, 02/01/2052 41,175 38,292
4.00%, 02/01/2052 33,951 31,435
4.00%, 05/01/2052 42,951 39,878
4.00%, 05/01/2052 40,566 37,515
4.00%, 06/01/2052 34,670 32,220

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 06/01/2046 $ 12,610 $ 12,282
4.50%, 02/01/2049 5,864 5,634
4.50%, 07/01/2052 17,147 16,382
4.50%, 07/01/2052 39,936 37,928
4.50%, 08/01/2052 40,006 38,221
4.50%, 08/01/2052 35,948 34,595
4.50%, 08/01/2052 36,398 34,870
4.50%, 09/01/2052 35,923 34,264
4.50%, 09/01/2052 35,186 33,615
4.50%, 09/01/2052 37,011 35,605
4.50%, 10/01/2052 23,121 22,029
4.50%, 10/01/2052 35,849 34,363
4.50%, 11/01/2052 37,776 36,105
4.50%, 11/01/2052 39,390 37,873
4.50%, 02/01/2053 35,051 33,348
5.00%, 07/01/2052 37,555 36,888
5.00%, 09/01/2052 36,467 35,699
5.00%, 10/01/2052 35,039 34,298
5.00%, 10/01/2052 22,497 22,018
5.00%, 02/01/2053 35,578 34,929
5.00%, 03/01/2053 36,141 35,364
5.00%, 07/01/2053 36,391 35,716
5.00%, 09/01/2053 27,239 26,651
5.00%, 10/01/2053 43,127 42,123
5.00%, 10/01/2053 46,516 45,575
5.00%, 02/01/2054 40,046 39,128
5.50%, 02/01/2053 33,764 33,721
5.50%, 03/01/2053 37,331 37,313
5.50%, 04/01/2053 35,300 35,334
5.50%, 07/01/2053 36,882 36,832
5.50%, 09/01/2053 36,702 36,772
5.50%, 09/01/2053 36,830 36,746
5.50%, 03/01/2054 29,359 29,339
5.50%, 06/01/2054 29,383 29,335
6.00%, 10/01/2053 37,070 37,670
$ 2,574,161
Government National Mortgage Association (GNMA) - 0 .10%
3.00%, 02/20/2046 11,933 10,644
U.S. Treasury - 22 .52%
0.38%, 09/30/2027 40,000 35,900
0.50%, 10/31/2027 40,000 35,933
0.63%, 08/15/2030 45,000 36,802
0.75%, 01/31/2028 40,000 35,897
0.88%, 11/15/2030 45,000 37,144
1.13%, 02/28/2025 40,000 39,554
1.13%, 02/28/2027 40,000 37,347
1.13%, 02/15/2031 45,000 37,489
1.13%, 08/15/2040 60,000 37,102
1.25%, 08/15/2031 45,000 37,160
1.25%, 05/15/2050 65,000 32,660
1.38%, 11/15/2031 45,000 37,220
1.38%, 08/15/2050 65,000 33,622
1.50%, 08/15/2026 40,000 38,177
1.50%, 02/15/2030 45,000 39,312
1.63%, 02/15/2026 40,000 38,694
1.63%, 08/15/2029 40,000 35,684
1.63%, 11/15/2050 60,000 33,162
1.75%, 11/15/2029 40,000 35,720
1.75%, 08/15/2041 55,000 36,891
1.88%, 02/15/2032 40,000 34,102
1.88%, 02/15/2051 55,000 32,407
1.88%, 11/15/2051 55,000 32,186
2.00%, 11/15/2026 40,000 38,341
2.00%, 02/15/2050 55,000 33,743
2.00%, 08/15/2051 55,000 33,305
2.13%, 05/15/2025
(i),(j)
40,000 39,507
2.25%, 11/15/2024 40,000 39,962
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.25%, 08/15/2027 $ 40,000 $ 38,023
2.25%, 11/15/2027 40,000 37,858
2.25%, 08/15/2046 55,000 37,045
2.25%, 08/15/2049 50,000 32,602
2.25%, 02/15/2052 50,000 32,107
2.38%, 05/15/2027 40,000 38,314
2.38%, 11/15/2049 50,000 33,475
2.38%, 05/15/2051 50,000 33,221
2.63%, 02/15/2029 40,000 37,600
2.75%, 07/31/2027 40,000 38,570
2.75%, 02/15/2028 40,000 38,286
2.75%, 05/31/2029 40,000 37,645
2.75%, 08/15/2032 45,000 40,551
2.75%, 08/15/2042 50,000 38,900
2.75%, 08/15/2047 50,000 36,764
2.88%, 07/31/2025 40,000 39,567
2.88%, 05/15/2028 40,000 38,325
2.88%, 08/15/2028 40,000 38,205
2.88%, 05/15/2032 40,000 36,481
2.88%, 05/15/2049 45,000 33,500
2.88%, 05/15/2052 45,000 33,240
3.00%, 11/15/2045 45,000 35,205
3.00%, 08/15/2048 45,000 34,429
3.00%, 08/15/2052 45,000 34,123
3.13%, 11/15/2028 40,000 38,462
3.38%, 05/15/2033 40,000 37,469
3.50%, 02/15/2033 40,000 37,891
3.63%, 02/15/2044 45,000 39,324
3.63%, 02/15/2053 40,000 34,330
3.63%, 05/15/2053 40,000 34,352
3.75%, 05/31/2030 40,000 39,134
3.75%, 11/15/2043 40,000 35,673
3.88%, 08/15/2033 40,000 38,839
4.00%, 02/15/2034 40,000 39,137
4.00%, 11/15/2052 40,000 36,756
4.13%, 11/15/2032 40,000 39,697
4.38%, 05/15/2034 20,000 20,141
4.50%, 11/15/2033 40,000 40,666
4.63%, 05/15/2054 40,000 40,931
$ 2,441,861
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 5,038,672
Total Investments $ 10,764,654
Other Assets and Liabilities -  0.71% 76,819
TOTAL NET ASSETS - 100.00% $ 10,841,473
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,243 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $766,085 or 7.07% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,113 or 0.03% of net assets.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$5,926 or 0.05% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 177,293 $ 2,895,397 $ 2,954,163 $ 118,527
$ 177,293 $ 2,895,397 $ 2,954,163 $ 118,527
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 5,757 $ — $ — $ —
$ 5,757 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 20,129 0.18%
Total $ 20,129 0.18%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Note; December 2024 Long 4,437 $ 913,779 $ (9,163)
US Ultra Bond; December 2024 Short 404 50,752 2,991
Total $ (6,172)
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2.95% Shares Held Value (000's)
Money Market Funds - 2.95%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
4,435,220 $ 4,435
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
11,755,452 11,755
$ 16,190
TOTAL INVESTMENT COMPANIES $ 16,190
COMMON STOCKS - 0.00% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(d)
3,500 $ 2
Oil & Gas - 0.00%
Mesquite Energy Inc
(d),(e)
407 29
Retail - 0.00%
Claire's Holdings LLC
(d)
232 —
TOTAL COMMON STOCKS $ 31
PREFERRED STOCKS - 0.64% Shares Held Value (000's)
Sovereign - 0.64%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,513
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,513
BONDS - 72.46%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.71%
BAE Systems PLC
5.00%, 03/26/2027
(g)
$ 540 $ 544
5.30%, 03/26/2034
(g)
330 334
Boeing Co/The
2.20%, 02/04/2026 2,780 2,677
4.88%, 05/01/2025 845 843
6.26%, 05/01/2027
(g)
660 675
Bombardier Inc
7.25%, 07/01/2031
(g)
40 41
7.50%, 02/01/2029
(g),(h)
310 323
8.75%, 11/15/2030
(g)
265 287
L3Harris Technologies Inc
5.05%, 06/01/2029 230 232
RTX Corp
4.13%, 11/16/2028 750 733
6.10%, 03/15/2034 1,270 1,360
TransDigm Inc
4.88%, 05/01/2029 120 115
6.00%, 01/15/2033
(g)
25 25
6.38%, 03/01/2029
(g)
685 695
6.63%, 03/01/2032
(g)
35 36
Triumph Group Inc
9.00%, 03/15/2028
(g)
445 464
$ 9,384
Agriculture - 0.58%
BAT Capital Corp
4.76%, 09/06/2049 125 103
5.83%, 02/20/2031 305 314
7.08%, 08/02/2053 825 914
BAT International Finance PLC
5.93%, 02/02/2029 465 482
Philip Morris International Inc
4.63%, 11/01/2029
(i)
734 727
Reynolds American Inc
5.70%, 08/15/2035 635 641
$ 3,181
Airlines - 0.48%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 25 23
American Airlines Inc
8.50%, 05/15/2029
(g)
305 320
American Airlines Inc / AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
40 40
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
$ 175 $ 170
5.31%, 10/20/2031
(g)
405 391
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
286 284
4.75%, 10/20/2028
(g)
385 381
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(g),(i)
200 199
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 725 750
United Airlines Inc
4.38%, 04/15/2026
(g)
75 74
$ 2,632
Automobile Asset Backed Securities - 8.78%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 1,255 1,253
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 1,258 1,255
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 549 550
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 887 892
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 735 738
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,600 1,607
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 323 323
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 1,325 1,331
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(g)
1,275 1,279
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(g)
1,227 1,232
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(g)
1,380 1,386
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(g)
1,670 1,655
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 376 376
Drive Auto Receivables Trust 2024-2
4.94%, 12/15/2027 2,090 2,089
Ford Credit Auto Lease Trust 2023-A
4.83%, 05/15/2026 1,650 1,649
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 270 270
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(g)
1,650 1,629
5.29%, 04/15/2029
(g)
575 583
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026 1,830 1,839
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 1,268 1,270
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027 675 669
5.36%, 01/20/2027 1,775 1,775
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 83 83
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 227 227
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 790 798

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Honda Auto Receivables 2023-4 Owner Trust
5.87%, 06/22/2026 $ 701 $ 703
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 105 105
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 1,165 1,171
Mercedes-Benz Auto Receivables Trust 2023-2
5.92%, 11/16/2026 1,069 1,073
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 850 853
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,670 1,681
6.18%, 02/16/2027 565 566
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 1,048 1,051
Santander Drive Auto Receivables Trust 2023-6
6.08%, 05/17/2027 2,096 2,102
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 412 413
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 888 891
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 1,467 1,473
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 2,175 2,182
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(g)
996 997
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(g)
1,132 1,135
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 162 161
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(g)
2,760 2,740
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 861 863
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 1,250 1,258
$ 48,176
Automobile Manufacturers - 1.12%
Ford Motor Co
3.25%, 02/12/2032 330 276
9.63%, 04/22/2030 20 23
Ford Motor Credit Co LLC
3.38%, 11/13/2025 265 260
5.80%, 03/08/2029 1,010 1,011
6.13%, 03/08/2034 335 332
6.80%, 11/07/2028 1,065 1,107
Hyundai Capital America
5.25%, 01/08/2027
(g)
855 861
5.30%, 06/24/2029
(g)
345 348
5.40%, 01/08/2031
(g)
355 358
5.40%, 06/24/2031
(g)
290 292
5.45%, 06/24/2026
(g)
970 979
6.50%, 01/16/2029
(g)
265 278
$ 6,125
Automobile Parts & Equipment - 0.12%
Dana Inc
5.38%, 11/15/2027 410 401
Phinia Inc
6.75%, 04/15/2029
(g)
130 132
Tenneco Inc
8.00%, 11/17/2028
(g)
125 116
$ 649
Banks - 10.75%
AIB Group PLC
5.87%, 03/28/2035
(g),(j)
815 833
Secured Overnight Financing Rate + 1.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA
2.75%, 05/28/2025 $ 1,600 $ 1,580
5.37%, 07/15/2028
(j)
1,000 1,009
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Bank of America Corp
1.73%, 07/22/2027
(j)
1,210 1,149
Secured Overnight Financing Rate + 0.96%
2.68%, 06/19/2041
(j)
1,635 1,169
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(j)
861 747
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(j)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.52%, 10/25/2035
(j)
410 407
Secured Overnight Financing Rate + 1.74%
Bank of Montreal
3.80%, 12/15/2032
(j)
1,045 999
USD Swap Semi-Annual 5 Year + 1.43%
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(j)
760 753
Secured Overnight Financing Rate + 1.61%
Barclays PLC
2.28%, 11/24/2027
(j)
500 474
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(j)
1,100 1,087
Secured Overnight Financing Rate + 2.71%
4.84%, 09/10/2028
(j)
790 786
Secured Overnight Financing Rate + 1.34%
5.34%, 09/10/2035
(j)
380 372
Secured Overnight Financing Rate + 1.91%
Citigroup Inc
3.11%, 04/08/2026
(j)
1,125 1,115
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(j)
1,275 1,159
Secured Overnight Financing Rate + 1.94%
Commonwealth Bank of Australia
5.84%, 03/13/2034
(g)
550 566
Danske Bank A/S
4.61%, 10/02/2030
(g),(j)
1,565 1,528
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.71%, 03/01/2030
(g),(j)
920 939
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.40%
Deutsche Bank AG/New York NY
5.00%, 09/11/2030
(j)
880 866
Secured Overnight Financing Rate + 1.70%
5.40%, 09/11/2035
(j)
440 427
Secured Overnight Financing Rate + 2.05%
5.71%, 02/08/2028
(j)
1,165 1,177
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc /The
5.05%, 07/23/2030
(j)
755 757
Secured Overnight Financing Rate + 1.21%
HSBC Holdings PLC
5.60%, 05/17/2028
(j)
830 842
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(j)
850 871
Secured Overnight Financing Rate + 1.52%
Huntington Bancshares Inc /OH
5.71%, 02/02/2035
(j)
1,595 1,613
Secured Overnight Financing Rate + 1.87%
6.21%, 08/21/2029
(j)
675 700
Secured Overnight Financing Rate + 2.02%

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
2.08%, 04/22/2026
(j)
$ 1,435 $ 1,415
Secured Overnight Financing Rate + 1.85%
4.60%, 05/01/2025
(f),(j)
390 388
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(j)
2,055 2,035
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(j)
495 485
Secured Overnight Financing Rate + 1.34%
5.34%, 01/23/2035
(j)
150 151
Secured Overnight Financing Rate + 1.62%
6.09%, 10/23/2029
(j)
675 704
Secured Overnight Financing Rate + 1.57%
KBC Group NV
4.93%, 10/16/2030
(g),(j)
1,085 1,073
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
KeyBank NA/Cleveland OH
5.00%, 01/26/2033
(h)
500 482
KeyCorp
6.40%, 03/06/2035
(j)
390 411
Secured Overnight Financing Rate + 2.42%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(j)
1,365 1,387
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(j)
4,490 4,301
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(j)
1,140 930
Secured Overnight Financing Rate + 1.36%
5.17%, 01/16/2030
(j)
300 303
Secured Overnight Financing Rate + 1.45%
5.32%, 07/19/2035
(j)
1,205 1,210
Secured Overnight Financing Rate + 1.56%
5.47%, 01/18/2035
(j)
370 375
Secured Overnight Financing Rate + 1.73%
5.83%, 04/19/2035
(j)
180 187
Secured Overnight Financing Rate + 1.58%
NatWest Group PLC
4.96%, 08/15/2030
(j)
575 571
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
PNC Financial Services Group Inc /The
5.40%, 07/23/2035
(j)
170 171
Secured Overnight Financing Rate + 1.60%
5.49%, 05/14/2030
(j)
1,070 1,092
Secured Overnight Financing Rate + 1.20%
5.68%, 01/22/2035
(j)
1,680 1,726
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(j)
571 635
Secured Overnight Financing Rate + 2.28%
Standard Chartered PLC
2.82%, 01/30/2026
(g),(j)
430 427
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(j)
270 266
Secured Overnight Financing Rate + 1.57%
Truist Financial Corp
5.44%, 01/24/2030
(j)
1,585 1,604
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(j)
415 422
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(j)
560 565
Secured Overnight Financing Rate + 1.63%
7.16%, 10/30/2029
(j)
290 311
Secured Overnight Financing Rate + 2.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS AG/Stamford CT
2.95%, 04/09/2025 $ 2,585 $ 2,564
UBS Group AG
1.36%, 01/30/2027
(g),(j)
460 440
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
2.19%, 06/05/2026
(g),(j)
750 736
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(g),(j)
320 318
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.43%, 02/08/2030
(g),(j)
775 786
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
5.70%, 02/08/2035
(g),(j)
315 323
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
UniCredit SpA
1.98%, 06/03/2027
(g),(j)
600 572
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
US Bancorp
5.10%, 07/23/2030
(j)
1,065 1,070
Secured Overnight Financing Rate + 1.25%
5.68%, 01/23/2035
(j)
800 820
Secured Overnight Financing Rate + 1.86%
Wells Fargo & Co
3.07%, 04/30/2041
(j)
385 289
Secured Overnight Financing Rate + 2.53%
Westpac Banking Corp
4.11%, 07/24/2034
(j)
1,465 1,387
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 1,960
$ 58,996
Beverages - 0.24%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 460 424
4.60%, 04/15/2048 955 867
$ 1,291
Biotechnology - 0.35%
Amgen Inc
4.56%, 06/15/2048 530 459
5.60%, 03/02/2043 780 781
CSL Finance PLC
4.75%, 04/27/2052
(g)
750 678
$ 1,918
Building Materials - 0.51%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(g)
925 973
Cemex SAB de CV
9.13%, 03/14/2028
(f),(g),(j)
525 559
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g),(h)
110 112
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
1,159 1,150
$ 2,794
Chemicals - 0.62%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
365 298
6.50%, 05/15/2026
(g)
150 148
Ecolab Inc
2.70%, 12/15/2051 1,070 676
Element Solutions Inc
3.88%, 09/01/2028
(g)
317 305

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(g)
$ 625 $ 572
3.47%, 12/01/2050
(g)
130 89
OCP SA
6.75%, 05/02/2034
(g)
500 521
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g),(h)
375 353
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034
(g)
460 441
$ 3,403
Commercial Mortgage Backed Securities - 4.56%
BBCMS Mortgage Trust 2024-5C29
5.21%, 09/15/2057 1,750 1,761
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 421
BPR Trust 2024-PMDW
0.00%, 11/05/2029
(d),(g),(i),(k)
2,550 2,550
BX Commercial Mortgage Trust 2021-XL2
5.61%, 10/15/2038
(g)
1,896 1,886
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Commercial Mortgage Trust 2023-VLT3
6.74%, 11/15/2028
(g)
1,250 1,244
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Trust 2024-BIO
6.45%, 02/15/2041
(g)
3,000 3,008
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,366
COMM 2013-CCRE6 Mortgage Trust
3.86%, 03/10/2046
(g),(k)
464 363
ELM Trust 2024-ELM
5.80%, 06/10/2039
(g),(k)
2,000 2,021
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 2,988
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.82%, 11/15/2047
(k),(l)
1,097 —
ORL Trust 2023-GLKS
7.15%, 10/19/2036
(g)
1,650 1,654
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
SMRT 2022-MINI
5.80%, 01/15/2039
(g)
1,700 1,688
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
5.65%, 11/15/2038
(g)
2,464 2,453
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
5.74%, 11/15/2036
(g)
1,000 995
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
Wells Fargo Commercial Mortgage Trust
2014-LC18
3.15%, 12/15/2047 635 633
$ 25,031
Commercial Services - 0.90%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 395
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g)
520 533
Ashtead Capital Inc
5.80%, 04/15/2034
(g)
445 451
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
EquipmentShare.com Inc
8.00%, 03/15/2033
(g)
$ 190 $ 192
8.63%, 05/15/2032
(g)
130 134
9.00%, 05/15/2028
(g)
205 212
Garda World Security Corp
6.00%, 06/01/2029
(g)
705 661
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
190 190
United Rentals North America Inc
3.88%, 02/15/2031 125 113
4.88%, 01/15/2028 249 244
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
1,065 1,062
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
380 363
6.13%, 06/15/2025
(g)
131 131
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
300 271
$ 4,952
Computers - 0.68%
Apple Inc
2.38%, 02/08/2041 460 327
3.95%, 08/08/2052 470 390
Hewlett Packard Enterprise Co
4.55%, 10/15/2029 1,620 1,589
5.00%, 10/15/2034 500 485
5.60%, 10/15/2054 590 568
NCR Voyix Corp
5.13%, 04/15/2029
(g)
40 38
Seagate HDD Cayman
8.50%, 07/15/2031 25 27
9.63%, 12/01/2032 259 295
$ 3,719
Consumer Products - 0.03%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
185 183
Credit Card Asset Backed Securities - 5.15%
American Express Credit Account Master Trust
0.90%, 11/15/2026 1,775 1,772
3.39%, 05/15/2027 2,775 2,755
3.75%, 08/15/2027 1,400 1,390
4.87%, 05/15/2028 725 729
BA Credit Card Trust
3.53%, 11/15/2027 2,050 2,035
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 4,375 4,340
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 660 659
2.80%, 03/15/2027 1,750 1,737
3.49%, 05/15/2027 3,063 3,043
Discover Card Execution Note Trust
1.96%, 02/15/2027 5,240 5,196
3.56%, 07/15/2027 3,460 3,432
4.31%, 03/15/2028 1,150 1,146
$ 28,234
Diversified Financial Services - 3.24%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,880 1,794
3.00%, 10/29/2028 1,345 1,249
3.40%, 10/29/2033 400 343
4.63%, 09/10/2029 420 412
6.95%, 03/10/2055
(j)
640 660
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
1.88%, 08/15/2026 $ 1,325 $ 1,259
2.88%, 01/15/2026 895 874
Aircastle Ltd
5.95%, 02/15/2029
(g)
950 971
Aircastle Ltd / Aircastle Ireland DAC
5.75%, 10/01/2031
(g)
580 589
Ally Financial Inc
5.80%, 05/01/2025 505 506
Apollo Global Management Inc
6.00%, 12/15/2054
(j)
255 251
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
1,850 1,747
Blackstone Holdings Finance Co LLC
2.85%, 08/05/2051
(g)
325 203
Charles Schwab Corp/The
5.85%, 05/19/2034
(j)
210 218
Secured Overnight Financing Rate + 2.50%
Credit Acceptance Corp
6.63%, 03/15/2026
(h)
495 495
9.25%, 12/15/2028
(g)
290 307
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(g)
365 370
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(g)
750 775
ILFC E-Capital Trust II
6.81%, 12/21/2065
(g)
980 788
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
225 225
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(g)
75 79
8.38%, 05/01/2028
(g)
230 242
Nuveen LLC
5.55%, 01/15/2030
(g)
1,100 1,127
OneMain Finance Corp
3.50%, 01/15/2027 885 845
4.00%, 09/15/2030 65 57
6.63%, 01/15/2028 70 71
7.13%, 11/15/2031 105 106
7.50%, 05/15/2031 155 158
SLM Corp
3.13%, 11/02/2026 1,110 1,053
$ 17,774
Electric - 3.73%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(g)
200 197
Alliant Energy Finance LLC
5.40%, 06/06/2027
(g)
625 632
5.95%, 03/30/2029
(g)
305 316
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(g)
610 582
Avangrid Inc
3.20%, 04/15/2025 1,115 1,105
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g),(i)
380 377
CenterPoint Energy Inc
5.25%, 08/10/2026 1,000 1,007
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
140 125
3.75%, 01/15/2032
(g)
130 115
4.75%, 03/15/2028
(g)
655 635
Comision Federal de Electricidad
6.45%, 01/24/2035
(g)
200 193
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Commonwealth Edison Co
4.00%, 03/01/2049 $ 325 $ 262
DTE Energy Co
4.22%, 11/01/2024
(k)
1,000 1,000
Duke Energy Carolinas LLC
3.75%, 06/01/2045 500 394
Duke Energy Florida LLC
6.20%, 11/15/2053 275 302
Edison International
4.70%, 08/15/2025 432 431
Elwood Energy LLC
8.16%, 07/05/2026 21 20
Eversource Energy
5.45%, 03/01/2028 535 546
FirstEnergy Corp
2.25%, 09/01/2030 640 551
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
345 352
Lightning Power LLC
7.25%, 08/15/2032
(g)
545 567
Monongahela Power Co
3.55%, 05/15/2027
(g)
715 693
NextEra Energy Capital Holdings Inc
5.75%, 09/01/2025 475 478
6.05%, 03/01/2025 105 105
6.70%, 09/01/2054
(j)
915 940
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
6.75%, 06/15/2054
(j)
345 361
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
Northern States Power Co/WI
5.65%, 06/15/2054 215 224
NRG Energy Inc
3.63%, 02/15/2031
(g)
375 332
3.88%, 02/15/2032
(g)
35 31
Oncor Electric Delivery Co LLC
5.55%, 06/15/2054
(g)
250 253
Oryx Funding Ltd
5.80%, 02/03/2031 200 202
Pacific Gas and Electric Co
4.20%, 06/01/2041 535 435
5.55%, 05/15/2029 575 586
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(g)
500 476
Southern California Edison Co
3.65%, 02/01/2050 810 603
4.20%, 03/01/2029 370 362
5.45%, 06/01/2031 700 717
Southern Co/The
5.70%, 03/15/2034 1,210 1,258
Southwestern Public Service Co
4.50%, 08/15/2041 215 190
6.00%, 06/01/2054 1,240 1,297
Vistra Corp
7.00%, 12/15/2026
(f),(g),(j)
160 161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
345 328
WEC Energy Group Inc
5.00%, 09/27/2025 400 400
Xcel Energy Inc
5.45%, 08/15/2033 340 343
$ 20,484

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.03%
Amphenol Corp
5.38%, 11/15/2054 $ 175 $ 173
Engineering & Construction - 0.41%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(g)
325 332
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(g)
283 297
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 775
IHS Holding Ltd
5.63%, 11/29/2026
(g)
305 300
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 551
$ 2,255
Entertainment - 1.05%
Caesars Entertainment Inc
4.63%, 10/15/2029
(g),(h)
1,120 1,050
6.50%, 02/15/2032
(g)
340 345
CCM Merger Inc
6.38%, 05/01/2026
(g)
970 967
Churchill Downs Inc
5.75%, 04/01/2030
(g)
525 517
Cinemark USA Inc
5.25%, 07/15/2028
(g)
360 353
7.00%, 08/01/2032
(g)
105 108
Warnermedia Holdings Inc
3.76%, 03/15/2027 1,025 987
4.28%, 03/15/2032 830 727
5.05%, 03/15/2042 630 503
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(g)
195 205
$ 5,762
Environmental Control - 0.24%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
960 911
Waste Management Inc
4.95%, 03/15/2035
(i)
430 427
$ 1,338
Food - 1.28%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
300 277
4.63%, 01/15/2027
(g)
775 760
B&G Foods Inc
5.25%, 09/15/2027
(h)
215 209
8.00%, 09/15/2028
(g)
260 270
Cencosud SA
5.95%, 05/28/2031
(g)
250 253
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(g)
690 719
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
85 89
JBS USA Holding Lux Sarl / JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 1,421 1,087
5.13%, 02/01/2028 1,720 1,715
7.25%, 11/15/2053
(g)
380 427
Pilgrim's Pride Corp
3.50%, 03/01/2032 100 88
4.25%, 04/15/2031 360 335
Post Holdings Inc
4.50%, 09/15/2031
(g)
320 291
4.63%, 04/15/2030
(g)
25 23
5.50%, 12/15/2029
(g)
425 415
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(g),(i)
65 65
$ 7,023
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.06%
Inversiones CMPC SA
6.13%, 06/23/2033
(g)
$ 250 $ 255
Mercer International Inc
12.88%, 10/01/2028
(g)
75 80
$ 335
Gas - 0.41%
NiSource Inc
0.95%, 08/15/2025 1,000 969
5.25%, 03/30/2028 60 61
6.95%, 11/30/2054
(j)
835 856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
5.05%, 09/01/2034 345 344
$ 2,230
Healthcare - Products - 0.02%
Medline Borrower LP
3.88%, 04/01/2029
(g)
115 108
Healthcare - Services - 1.10%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
295 277
Centene Corp
2.63%, 08/01/2031 990 824
3.38%, 02/15/2030 665 596
4.25%, 12/15/2027 265 256
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(g)
450 439
HCA Inc
3.50%, 07/15/2051 470 320
5.45%, 04/01/2031 265 268
5.45%, 09/15/2034 720 715
6.00%, 04/01/2054 310 312
LifePoint Health Inc
4.38%, 02/15/2027
(g)
260 252
Star Parent Inc
9.00%, 10/01/2030
(g)
40 42
Tenet Healthcare Corp
6.13%, 06/15/2030 310 311
6.75%, 05/15/2031 70 72
UnitedHealth Group Inc
4.75%, 05/15/2052 625 564
5.38%, 04/15/2054 120 118
5.63%, 07/15/2054 315 320
5.75%, 07/15/2064 320 326
$ 6,012
Home Builders - 0.31%
Adams Homes Inc
9.25%, 10/15/2028
(g)
285 298
Forestar Group Inc
3.85%, 05/15/2026
(g)
55 54
5.00%, 03/01/2028
(g)
1,405 1,344
$ 1,696
Home Equity Asset Backed Securities - 0.15%
Chase Funding Trust Series 2003-5
5.45%, 07/25/2033 585 579
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
First NLC Trust 2005-1
2.87%, 05/25/2035 156 135
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
2.06%, 03/25/2035 207 112
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 826

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 1.41%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
$ 360 $ 338
American International Group Inc
5.13%, 03/27/2033 380 380
American National Group Inc
5.75%, 10/01/2029 275 276
Aon North America Inc
5.75%, 03/01/2054 300 304
Arch Capital Group Ltd
3.64%, 06/30/2050 725 536
Arthur J Gallagher & Co
2.40%, 11/09/2031 960 809
5.75%, 07/15/2054 545 548
6.50%, 02/15/2034 250 271
Athene Global Funding
4.86%, 08/27/2026
(g)
655 654
Athene Holding Ltd
6.25%, 04/01/2054 515 529
Corebridge Financial Inc
5.75%, 01/15/2034 965 988
F&G Global Funding
5.88%, 06/10/2027
(g)
670 680
GA Global Funding Trust
4.40%, 09/23/2027
(g)
735 724
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 160 178
MetLife Inc
5.00%, 07/15/2052 140 131
5.30%, 12/15/2034 230 232
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(g)
200 165
$ 7,743
Internet - 0.37%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(h)
450 385
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(g)
145 146
Meta Platforms Inc
4.45%, 08/15/2052 390 342
5.40%, 08/15/2054 450 452
Netflix Inc
4.88%, 04/15/2028 150 151
5.88%, 11/15/2028 385 402
Tencent Holdings Ltd
3.84%, 04/22/2051
(g)
200 157
$ 2,035
Investment Companies - 0.33%
Blackstone Private Credit Fund
4.70%, 03/24/2025 610 608
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
360 346
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 395 330
5.25%, 05/15/2027 330 308
6.25%, 05/15/2026 210 206
$ 1,798
Leisure Products & Services - 0.30%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
280 300
NCL Corp Ltd
3.63%, 12/15/2024
(g)
23 23
5.88%, 02/15/2027
(g)
160 160
NCL Finance Ltd
6.13%, 03/15/2028
(g),(h)
690 694
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
$ 420 $ 419
5.63%, 09/30/2031
(g)
75 75
$ 1,671
Lodging - 0.28%
Sands China Ltd
3.80%, 01/08/2026 350 343
Station Casinos LLC
6.63%, 03/15/2032
(g)
210 211
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
1,040 998
$ 1,552
Machinery - Construction & Mining - 0.00%
Terex Corp
6.25%, 10/15/2032
(g)
25 25
Machinery - Diversified - 0.14%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
715 767
Media - 0.81%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
409 365
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 505 325
4.80%, 03/01/2050 580 435
6.10%, 06/01/2029 580 592
Comcast Corp
2.94%, 11/01/2056 900 556
5.65%, 06/01/2054 150 152
CSC Holdings LLC
4.50%, 11/15/2031
(g)
200 147
Directv Financing LLC
8.88%, 02/01/2030
(g)
40 40
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
75 72
DISH Network Corp
11.75%, 11/15/2027
(g)
395 416
McGraw-Hill Education Inc
7.38%, 09/01/2031
(g)
370 379
Paramount Global
4.20%, 05/19/2032 375 327
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
345 341
Ziggo BV
4.88%, 01/15/2030
(g)
300 278
$ 4,425
Mining - 0.53%
Glencore Funding LLC
5.37%, 04/04/2029
(g)
1,050 1,065
6.13%, 10/06/2028
(g)
550 573
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
395 390
6.13%, 04/01/2029
(g)
110 111
IAMGOLD Corp
5.75%, 10/15/2028
(g)
175 170
New Gold Inc
7.50%, 07/15/2027
(g)
180 183
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
425 439
$ 2,931

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 5.23%
Fannie Mae REMICS
1.08%, 08/25/2049
(l)
$ 5,929 $ 607
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.13%, 08/25/2043
(l)
1,201 123
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.18%, 12/25/2042
(l)
4,431 476
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.18%, 01/25/2048
(l)
1,710 212
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.23%, 03/25/2048
(l)
2,096 231
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.23%, 06/25/2048
(l)
2,289 290
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(l)
291 7
3.00%, 09/25/2050
(l)
1,997 322
3.50%, 09/25/2027
(l)
491 15
3.50%, 11/25/2027
(l)
129 4
3.50%, 05/25/2028
(l)
131 3
4.00%, 04/25/2043
(l)
128 8
Freddie Mac REMICS
0.93%, 10/15/2046
(l)
2,785 311
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.18%, 06/25/2050
(l)
2,357 281
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.00%, 02/15/2036 41 39
3.00%, 05/15/2027
(l)
242 5
3.00%, 10/15/2027
(l)
104 3
3.00%, 02/15/2029
(l)
491 11
3.50%, 02/15/2028
(l)
238 7
3.50%, 01/15/2040
(l)
25 —
3.50%, 03/15/2041
(l)
580 22
5.57%, 05/15/2049 2,280 2,238
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
0.61%, 01/20/2052
(l)
5,213 518
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
0.61%, 04/20/2052
(l)
2,480 262
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
1.15%, 12/16/2043
(l)
2,575 249
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.18%, 11/20/2040
(l)
1,163 136
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.18%, 05/20/2046
(l)
278 32
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.23%, 11/20/2046
(l)
2,113 251
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.28%, 08/20/2044
(l)
965 111
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
1.28%, 03/20/2047
(l)
1,187 147
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.33%, 10/20/2045
(l)
$ 975 $ 119
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.33%, 08/20/2047
(l)
4,033 655
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.33%, 08/20/2047
(l)
1,396 174
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.33%, 08/20/2047
(l)
481 65
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.33%, 11/20/2047
(l)
710 92
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.36%, 09/20/2050
(l)
1,877 267
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.38%, 06/20/2045
(l)
1,287 160
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.38%, 10/20/2047
(l)
1,811 251
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.43%, 08/20/2050
(l)
2,498 327
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.43%, 09/20/2050
(l)
2,632 352
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.43%, 11/20/2050
(l)
1,754 244
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.43%, 08/20/2051
(l)
1,621 225
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.73%, 04/20/2041
(l)
486 62
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.50%, 12/20/2050
(l)
2,587 378
3.00%, 07/20/2050
(l)
536 77
3.00%, 11/20/2050
(l)
2,041 322
3.00%, 11/20/2050
(l)
1,435 227
3.00%, 11/20/2050
(l)
2,393 427
3.50%, 01/20/2043
(l)
1,855 294
3.50%, 10/20/2049
(l)
834 149
4.00%, 03/16/2039
(l)
69 1
4.00%, 09/20/2040
(l)
440 20
4.50%, 05/16/2043
(l)
764 130
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(g),(k)
3,592 3,592
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(g),(k)
3,948 3,941
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(g),(k)
2,353 2,351
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(g),(k)
3,131 3,127
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(g),(k)
3,762 3,758
$ 28,708
Oil & Gas - 2.13%
Adnoc Murban Rsc Ltd
5.13%, 09/11/2054
(g)
300 281
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
580 584

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(g)
$ 380 $ 376
Civitas Resources Inc
8.63%, 11/01/2030
(g)
330 347
Comstock Resources Inc
6.75%, 03/01/2029
(g)
285 273
Diamondback Energy Inc
5.75%, 04/18/2054 460 447
Ecopetrol SA
8.88%, 01/13/2033 250 257
Expand Energy Corp
4.75%, 02/01/2032 380 357
Hilcorp Energy I LP / Hilcorp Finance Co
7.25%, 02/15/2035
(g)
370 363
Marathon Oil Corp
6.60%, 10/01/2037 285 313
Matador Resources Co
6.25%, 04/15/2033
(g)
330 323
Occidental Petroleum Corp
5.20%, 08/01/2029 220 219
5.55%, 03/15/2026 975 981
5.88%, 09/01/2025 1,010 1,014
6.60%, 03/15/2046 540 553
Permian Resources Operating LLC
6.25%, 02/01/2033
(g)
135 134
8.00%, 04/15/2027
(g)
465 478
Pertamina Persero PT
3.10%, 08/27/2030
(g)
200 181
Petroleos Mexicanos
6.70%, 02/16/2032 578 514
Puma International Financing SA
7.75%, 04/25/2029
(g)
450 459
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 201
5.75%, 07/17/2054
(g)
400 386
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 395 371
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(g)
975 950
Transocean Inc
8.25%, 05/15/2029
(g)
455 457
8.50%, 05/15/2031
(g)
535 539
Vital Energy Inc
7.88%, 04/15/2032
(g)
180 173
9.75%, 10/15/2030 160 169
$ 11,700
Oil & Gas Services - 0.27%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
990 992
Enerflex Ltd
9.00%, 10/15/2027
(g)
486 504
$ 1,496
Other Asset Backed Securities - 1.17%
Blue Stream Issuer LLC
5.41%, 11/20/2054
(g),(i)
1,000 1,000
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(g),(i)
1,000 999
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(g)
810 802
MVW 2024-2 LLC
4.43%, 03/20/2042
(g)
965 947
Sierra Timeshare 2024-3 Receivables Funding LLC
4.83%, 08/20/2041
(g)
1,200 1,193
Verizon Master Trust
1.53%, 07/20/2028 1,500 1,489
$ 6,430
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.78%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
$ 200 $ 193
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
465 467
6.88%, 01/15/2030
(g)
55 56
8.75%, 04/15/2030
(g)
335 340
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 356 370
LABL Inc
5.88%, 11/01/2028
(g)
205 190
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
470 483
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(g)
1,125 1,135
Sonoco Products Co
4.60%, 09/01/2029 864 843
5.00%, 09/01/2034 200 192
$ 4,269
Pharmaceuticals - 1.12%
AbbVie Inc
4.05%, 11/21/2039 500 439
4.25%, 11/21/2049 695 590
4.95%, 03/15/2031 855 864
5.40%, 03/15/2054 400 403
5.50%, 03/15/2064 325 328
AdaptHealth LLC
5.13%, 03/01/2030
(g),(h)
410 375
6.13%, 08/01/2028
(g)
595 586
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
710 697
Bayer US Finance LLC
6.25%, 01/21/2029
(g)
400 413
BellRing Brands Inc
7.00%, 03/15/2030
(g)
275 286
Bristol-Myers Squibb Co
4.25%, 10/26/2049 615 515
Endo Finance Holdings Inc
8.50%, 04/15/2031
(g),(h)
170 182
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 270
Owens & Minor Inc
4.50%, 03/31/2029
(g),(h)
202 182
$ 6,130
Pipelines - 2.64%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
205 200
5.75%, 03/01/2027
(g)
155 155
Cheniere Energy Inc
5.65%, 04/15/2034 235 236
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(g)
1,105 1,137
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,405 1,319
Energy Transfer LP
3.75%, 05/15/2030 965 900
5.15%, 03/15/2045 1,625 1,450
5.25%, 07/01/2029 885 894
5.55%, 02/15/2028 1,065 1,088
6.05%, 09/01/2054 285 285
Enterprise Products Operating LLC
3.13%, 07/31/2029 500 467
EQM Midstream Partners LP
4.75%, 01/15/2031
(g)
160 152
6.00%, 07/01/2025
(g)
54 54
6.38%, 04/01/2029
(g)
165 168
7.50%, 06/01/2027
(g)
600 613

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
$ 590 $ 551
5.63%, 02/15/2026
(g)
690 688
Kinder Morgan Inc
5.00%, 02/01/2029 520 521
5.40%, 02/01/2034 650 648
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
395 398
NuStar Logistics LP
5.75%, 10/01/2025 215 214
ONEOK Inc
4.40%, 10/15/2029 210 205
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 456
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(g)
410 356
Venture Global LNG Inc
7.00%, 01/15/2030
(g)
100 101
8.38%, 06/01/2031
(g)
135 140
9.50%, 02/01/2029
(g)
545 602
Williams Cos Inc /The
5.40%, 03/02/2026 475 478
$ 14,476
Private Equity - 0.13%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
305 294
3.75%, 09/15/2030
(g),(h)
268 235
8.00%, 06/15/2027
(g)
200 209
$ 738
REITs - 0.86%
American Homes 4 Rent LP
3.38%, 07/15/2051 350 237
4.25%, 02/15/2028 570 558
5.50%, 07/15/2034 425 428
Crown Castle Inc
5.80%, 03/01/2034 350 360
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
390 367
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
833 794
7.00%, 07/15/2031
(g)
60 62
Mid-America Apartments LP
2.88%, 09/15/2051 646 414
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
465 443
7.00%, 02/01/2030
(g)
150 154
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
145 144
XHR LP
4.88%, 06/01/2029
(g)
681 639
6.38%, 08/15/2025
(g)
105 105
$ 4,705
Retail - 0.48%
Bath & Body Works Inc
5.25%, 02/01/2028 1,080 1,065
6.63%, 10/01/2030
(g)
200 200
9.38%, 07/01/2025
(g)
26 27
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
345 322
Patrick Industries Inc
4.75%, 05/01/2029
(g)
400 378
6.38%, 11/01/2032
(g)
60 59
7.50%, 10/15/2027
(g)
315 315
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g)
$ 245 $ 256
$ 2,622
Semiconductors - 1.35%
Broadcom Inc
3.14%, 11/15/2035
(g)
75 62
3.42%, 04/15/2033
(g)
2,180 1,921
4.35%, 02/15/2030 450 438
4.55%, 02/15/2032 265 256
5.05%, 07/12/2029 300 303
5.15%, 11/15/2031 340 343
Marvell Technology Inc
2.95%, 04/15/2031 465 411
4.88%, 06/22/2028 575 572
5.95%, 09/15/2033 510 534
Micron Technology Inc
5.30%, 01/15/2031 790 796
6.75%, 11/01/2029 565 606
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 1,000 1,006
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 133
$ 7,381
Software - 0.85%
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
5 5
9.00%, 09/30/2029
(g)
375 375
Open Text Corp
3.88%, 12/01/2029
(g)
320 292
Oracle Corp
2.80%, 04/01/2027 525 503
3.95%, 03/25/2051 670 511
4.00%, 07/15/2046 250 197
6.15%, 11/09/2029 370 391
Take-Two Interactive Software Inc
4.00%, 04/14/2032
(h)
410 383
4.95%, 03/28/2028 500 502
5.40%, 06/12/2029 275 279
VMware LLC
1.80%, 08/15/2028 1,360 1,218
$ 4,656
Sovereign - 0.33%
Colombia Government International Bond
7.75%, 11/07/2036
(i)
500 491
Hungary Government International Bond
6.13%, 05/22/2028
(g)
350 360
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(g)
300 327
Peruvian Government International Bond
5.63%, 11/18/2050 200 195
Serbia International Bond
6.00%, 06/12/2034
(g)
440 442
$ 1,815
Telecommunications - 1.81%
AT&T Inc
2.55%, 12/01/2033 535 435
2.75%, 06/01/2031 315 277
3.50%, 09/15/2053 2,668 1,859
3.55%, 09/15/2055 490 340
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(g)
375 356
Frontier Communications Holdings LLC
8.63%, 03/15/2031
(g)
190 204
Level 3 Financing Inc
10.50%, 05/15/2030
(g)
320 350

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
2.40%, 03/15/2029 $ 910 $ 823
2.55%, 02/15/2031 1,575 1,370
3.50%, 04/15/2031 1,800 1,651
Verizon Communications Inc
2.55%, 03/21/2031 1,131 982
2.88%, 11/20/2050 220 140
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
355 322
Vodafone Group PLC
5.75%, 06/28/2054 370 367
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(g)
85 86
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g),(h)
425 378
$ 9,940
Transportation - 0.25%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 162
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
GN Bondco LLC
9.50%, 10/15/2031
(g),(h)
80 85
Norfolk Southern Corp
5.35%, 08/01/2054 800 788
RXO Inc
7.50%, 11/15/2027
(g)
315 324
$ 1,368
Trucking & Leasing - 0.11%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(g)
575 582
Water - 0.17%
Aegea Finance Sarl
9.00%, 01/20/2031
(g)
550 586
Essential Utilities Inc
2.70%, 04/15/2030 400 358
$ 944
TOTAL BONDS $ 397,591
SENIOR FLOATING RATE INTERESTS
- 1.31%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.00%
TransDigm Inc Term Loan J
7.10%, 02/28/2031
(m)
$ 25 $ 25
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0.18%
AAdvantage Loyalty IP Ltd Term Loan
9.63%, 04/20/2028
(m)
179 184
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc Term Loan B
7.38%, 02/15/2031
(m)
134 134
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
WestJet Loyalty LP Term Loan B
8.35%, 01/31/2031
(m)
666 665
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 983
Automobile Parts & Equipment - 0.01%
Tenneco Inc Term Loan B
10.23%, 11/17/2028
(m)
65 62
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.04%
MIWD Holdco II LLC Term Loan B2
7.69%, 03/21/2031
(m)
$ 195 $ 195
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Commercial Services - 0.05%
Garda World Security Corp Term Loan B
8.29%, 02/01/2029
(m)
282 281
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Computers - 0.11%
Virtusa Corp Term Loan B
8.01%, 02/15/2029
(m)
609 609
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Consumer Products - 0.07%
Kronos Acquisition Holdings Inc Term Loan B
8.19%, 06/27/2031
(m)
385 361
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Entertainment - 0.02%
Lions Gate Capital Holdings LLC Term Loan B
7.11%, 03/24/2025
(m)
82 82
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Food - 0.07%
Fiesta Purchaser Inc Term Loan B
8.76%, 01/31/2031
(m)
374 375
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Products - 0.06%
Medline Borrower LP Term Loan B
7.51%, 10/23/2028
(m)
343 343
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lodging - 0.11%
Fertitta Entertainment LLC/NV Term Loan B
8.54%, 01/27/2029
(m)
576 576
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Media - 0.13%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(m)
252 234
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC Tern Loan Extended
10.10%, 08/02/2029
(m)
509 494
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 728
Mining - 0.11%
Arsenal AIC Parent LLC Term Loan B
8.01%, 08/18/2030
(m)
605 606
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Pharmaceuticals - 0.10%
Jazz Financing Lux Sarl Term Loan B2
6.93%, 05/05/2028
(m)
547 547
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Retail - 0.18%
Foundation Building Materials Inc Term Loan B2
9.25%, 01/24/2031
(m)
90 88
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
IRB Holding Corp Term Loan B
7.61%, 12/15/2027
(m)
$ 905 $ 904
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 992
Telecommunications - 0.07%
Zayo Group Holdings Inc Term Loan B
7.80%, 03/09/2027
(m)
435 408
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 7,173
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 33.46%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.19%
3.00%, 01/01/2043 $ 1,110 $ 991
3.00%, 02/01/2043 530 473
4.00%, 02/01/2046 2,255 2,129
4.50%, 04/01/2031 198 197
4.50%, 04/01/2041 1,382 1,351
5.00%, 06/01/2031 138 139
5.50%, 05/01/2033 17 17
5.50%, 12/01/2033 257 260
5.50%, 11/01/2036 265 268
5.50%, 04/01/2038 57 58
5.50%, 08/01/2038 128 131
6.00%, 06/01/2028 1 —
6.00%, 12/01/2031 7 7
6.00%, 12/01/2032 7 8
6.00%, 02/01/2033 38 38
6.00%, 12/01/2033 16 17
6.00%, 10/01/2036 68 71
6.00%, 07/01/2038 301 312
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 3 3
6.50%, 10/01/2035 19 19
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 4 5
7.50%, 09/01/2030 1 —
7.50%, 01/01/2031 2 2
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 29 29
$ 6,534
Federal National Mortgage Association (FNMA) - 0.17%
5.00%, 07/01/2044 761 760
7.06%, 07/01/2033 185 188
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 948
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19.72%
2.00%, 01/01/2051 4,014 3,277
2.00%, 02/01/2051 2,147 1,737
2.00%, 03/01/2051 3,577 2,919
2.00%, 11/01/2051 4,435 3,569
2.00%, 11/01/2051 4,049 3,271
2.00%, 12/01/2051 4,086 3,287
2.00%, 02/01/2052 1,496 1,194
2.00%, 05/01/2052 2,968 2,402
2.50%, 02/01/2051 2,612 2,211
2.50%, 07/01/2051 2,939 2,463
2.50%, 09/01/2051 3,891 3,270
2.50%, 09/01/2051 1,336 1,123
2.50%, 11/01/2051 1,811 1,519
2.50%, 01/01/2052 1,863 1,575
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 02/01/2052 $ 2,265 $ 1,889
2.50%, 04/01/2052 3,074 2,571
3.00%, 10/01/2029 23 22
3.00%, 09/01/2032 54 51
3.00%, 04/01/2043 182 162
3.00%, 05/01/2043 340 303
3.00%, 11/01/2046 2,372 2,085
3.00%, 12/01/2048 59 52
3.00%, 11/01/2050 731 642
3.00%, 03/01/2052 5,134 4,483
3.50%, 02/01/2033 10 10
3.50%, 01/01/2044 589 541
3.50%, 11/01/2044 1,133 1,039
3.50%, 04/01/2047 73 67
3.50%, 10/01/2047 31 28
3.50%, 11/01/2047 849 773
3.50%, 03/01/2048 17 15
3.50%, 04/01/2052 2,635 2,370
3.50%, 06/01/2052 3,191 2,869
4.00%, 02/01/2031 69 68
4.00%, 05/01/2047 2,095 1,959
4.00%, 06/01/2048 6 6
4.00%, 08/01/2052 2,154 2,000
4.50%, 06/01/2044 299 290
4.50%, 05/01/2053 1,747 1,670
4.50%, 07/01/2053 727 699
4.50%, 11/01/2054
(n)
6,850 6,503
5.00%, 06/01/2048 542 540
5.00%, 07/01/2052 983 966
5.00%, 09/01/2052 1,357 1,330
5.00%, 04/01/2053 2,339 2,296
5.00%, 06/01/2053 2,497 2,443
5.00%, 11/01/2054
(n)
6,235 6,058
5.50%, 07/01/2033 17 17
5.50%, 09/01/2033 44 44
5.50%, 05/01/2040 82 82
5.50%, 05/01/2053 2,715 2,712
5.50%, 07/01/2053 1,475 1,473
5.50%, 11/01/2053 2,001 2,002
5.50%, 11/01/2053 1,881 1,878
5.50%, 05/01/2054 1,359 1,356
5.50%, 11/01/2054
(n)
5,580 5,527
6.00%, 05/01/2038 27 27
6.00%, 08/01/2038 124 127
6.00%, 08/01/2038 52 52
6.00%, 01/01/2053 3,979 4,089
6.00%, 04/01/2054 1,363 1,387
6.00%, 06/01/2054 923 938
6.00%, 09/01/2054 970 985
6.00%, 11/01/2054
(n)
2,105 2,118
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 107 111
6.50%, 12/01/2037 87 91
6.50%, 02/01/2038 136 141
6.50%, 09/01/2038 136 142
6.50%, 11/01/2054
(n)
2,215 2,261
7.00%, 03/01/2032 11 11
7.50%, 08/01/2032 3 3
$ 108,195
Government National Mortgage Association (GNMA) - 9.35%
2.00%, 07/20/2051 2,302 1,878
2.00%, 11/20/2051 1,192 972
2.50%, 06/20/2050 1,111 945
2.50%, 04/20/2051 1,295 1,099
2.50%, 05/20/2051 1,548 1,313

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 06/20/2043 $ 927 $ 830
3.00%, 01/20/2045 342 305
3.00%, 06/20/2046 169 150
3.00%, 07/20/2046 725 645
3.00%, 11/20/2046 1,133 1,006
3.00%, 12/20/2051 831 729
3.50%, 03/15/2042 463 430
3.50%, 04/15/2042 404 376
3.50%, 09/20/2047 532 489
3.50%, 06/20/2048 714 652
3.50%, 04/20/2052 2,080 1,880
4.00%, 01/20/2048 1,644 1,548
4.00%, 04/20/2052 353 329
4.50%, 06/20/2025 54 53
4.50%, 09/15/2039 136 132
4.50%, 03/15/2040 613 600
4.50%, 09/20/2052 1,689 1,615
4.50%, 11/20/2054
(n)
5,160 4,925
5.00%, 11/15/2033 520 525
5.00%, 06/15/2034 7 8
5.00%, 02/15/2042 416 419
5.00%, 12/20/2052 1,210 1,184
5.00%, 02/20/2053 1,779 1,742
5.00%, 11/20/2054
(n)
8,125 7,936
5.50%, 05/20/2035 20 21
5.50%, 02/15/2038 213 217
5.50%, 11/20/2054
(n)
11,000 10,939
6.00%, 07/20/2028 5 5
6.00%, 11/20/2028 5 5
6.00%, 01/20/2029 6 6
6.00%, 07/20/2029 1 1
6.00%, 08/15/2031 11 11
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 3 3
6.00%, 02/15/2033 9 9
6.00%, 12/15/2033 8 8
6.00%, 11/20/2054
(n)
3,605 3,631
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 10/15/2032 3 3
6.50%, 12/15/2032 23 23
6.50%, 11/20/2054
(n)
1,650 1,676
7.00%, 06/15/2031 3 3
7.00%, 06/15/2032 18 18
8.00%, 01/20/2031 1 1
$ 51,298
U.S. Treasury - 0.80%
3.88%, 08/15/2040
(o)
4,720 4,411
U.S. Treasury Bill - 2.23%
5.20%, 11/29/2024
(p)
12,260 12,217
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 183,603
Total Investments $ 608,101
Other Assets and Liabilities -  (10.82)% (59,397)
TOTAL NET ASSETS - 100.00% $ 548,704
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,435 or
0.81% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $152,049 or 27.71% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,288 or 0.78% of net assets.
( i ) Security purchased on a when-issued basis.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) Security was purchased in a "to-be-announced" ("TBA") transaction.
(o) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$4,135 or 0.75% of net assets.
(p) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 10,531 $ 342,537 $ 341,313 $ 11,755
$ 10,531 $ 342,537 $ 341,313 $ 11,755
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 648 $ — $ — $ —
$ 648 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2024 Long 196 $ 21,652 $ (736)
US 10 Year Ultra Note; December 2024 Long 46 5,232 (193)
US 2 Year Note; December 2024 Long 399 82,172 (411)
US 5 Year Note; December 2024 Long 638 68,416 (1,486)
US Long Bond; December 2024 Long 287 33,857 (1,815)
US Ultra Bond; December 2024 Long 53 6,658 (413)
Total $ (5,054)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 9.00% Shares Held Value (000's)
Closed-End Funds - 2.21%
Cliffwater Enhanced Lending Fund 2,672,811 $ 29,294
Variant Alternative Income Fund 1,032,702 28,224
$ 57,518
Exchange-Traded Funds - 0.82%
iShares Broad USD High Yield Corporate Bond
ETF
233,200 8,659
iShares Core U.S. Aggregate Bond ETF 21,725 2,138
iShares J.P. Morgan USD Emerging Markets Bond
ETF
23,600 2,146
Vanguard Intermediate-Term Corporate Bond ETF 105,525 8,586
$ 21,529
Money Market Funds - 5.97%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
12,835,401 12,835
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
142,764,616 142,765
$ 155,600
TOTAL INVESTMENT COMPANIES $ 234,647
COMMON STOCKS - 2.04% Shares Held Value (000's)
Distribution & Wholesale - 0.00%
ATD New Holdings Inc
(d),(e)
385,347 $ —
Entertainment - 0.06%
Crown Finance US Inc - 1145 Shares
(d)
360 8
Crown Finance US Inc - 4A2 Shares
(d)
67,603 1,504
$ 1,512
Healthcare - Services - 0.01%
Sound Inpatient Physicians Inc - Class A
(d),(e)
4,387,648 243
Sound Inpatient Physicians Inc - Class A2
(d),(e)
204,373 204
$ 447
Iron & Steel - 0.57%
Specialty Steel Holdings, Inc.
(d),(e)
87 14,814
Mining - 1.22%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
6,589 1,038
Burgundy Diamond Mines Ltd
(d)
11,967,877 865
Real Alloy Holding Inc
(e)
362 29,907
$ 31,810
Miscellaneous Manufacturers - 0.16%
Utex Industries 120,675 4,209
Utex Industries - Warrants
(d)
53,725 —
$ 4,209
Retail - 0.00%
JOANN Inc
(d)
3,755 2
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d)
10,688 5
Bright Bidco - 4A2 Shares
(d)
14,600 7
$ 12
Software - 0.02%
Avaya Holdings Corp
(d)
12,271 63
Avaya Holdings Corp
(d)
46,100 236
Skillsoft Corp
(d)
11,541 176
$ 475
TOTAL COMMON STOCKS $ 53,281
PREFERRED STOCKS - 1.08% Shares Held Value (000's)
Banks - 0.18%
KeyCorp 6.13%, 12/15/2026
(g)
45,339 $ 1,154
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(g),(h)
7,500 187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
Morgan Stanley 4.25%, 01/15/2027
(g)
11,085 217
Morgan Stanley 5.85%, 04/15/2027
(g)
59,100 1,487
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(g)
8,715 227
Northern Trust Corp 4.70%, 01/01/2025
(g)
4,858 108
Regions Financial Corp 5.70%, 05/15/2029
(g)
37,100 933
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 6.95%, 09/15/2029
(g)
5,900 $ 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Wells Fargo & Co 4.25%, 09/15/2026
(g)
7,000 136
Wells Fargo & Co 4.70%, 12/15/2025
(g)
7,070 148
$ 4,749
Diversified Financial Services - 0.10%
Affiliated Managers Group Inc 4.75%, 09/30/2060 2,874 57
Affiliated Managers Group Inc 5.88%, 03/30/2059 7,463 184
Capital One Financial Corp 4.80%, 06/01/2025
(g)
13,934 274
Stifel Financial Corp 4.50%, 08/15/2026
(g)
2,239 46
Voya Financial Inc 5.35%, 09/15/2029
(g)
77,215 1,976
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,537
Electric - 0.32%
CMS Energy Corp 5.88%, 03/01/2079 159,839 3,942
DTE Energy Co 4.38%, 12/01/2081 6,005 123
DTE Energy Co 5.25%, 12/01/2077 35,000 823
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 210
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,555
Southern Co/The 5.25%, 12/01/2077 30,863 740
$ 8,393
Food - 0.04%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(g),(i)
10,000 975
Insurance - 0.06%
Allstate Corp/The 4.75%, 01/15/2025
(g)
4,065 89
Allstate Corp/The 5.10%, 01/15/2025
(g)
8,460 193
Equitable Holdings Inc 4.30%, 03/15/2026
(g)
5,055 96
Equitable Holdings Inc 5.25%, 12/15/2024
(g)
21,903 503
Prudential Financial Inc 5.63%, 08/15/2058 5,000 125
Prudential Financial Inc 5.95%, 09/01/2062 17,597 459
$ 1,465
REITs - 0.35%
Kimco Realty Corp 5.25%, 12/04/2024
(g)
5,967 137
Prologis Inc 8.54%, 11/13/2026
(g)
66,975 3,952
Public Storage 3.95%, 08/17/2026
(g)
6,233 116
Public Storage 4.00%, 06/16/2026
(g)
83,260 1,557
Public Storage 4.13%, 08/14/2025
(g)
80,000 1,574
Public Storage 4.63%, 06/17/2025
(g)
14,712 316
Public Storage 4.70%, 12/04/2024
(g)
25,200 554
Public Storage 5.60%, 12/04/2024
(g)
42,030 1,052
$ 9,258
Sovereign - 0.03%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 703
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 28,080
BONDS - 71.15%
Principal
Amount (000's) Value (000's)
Advertising - 0.57%
Clear Channel Outdoor Holdings Inc
7.88%, 04/01/2030
(i)
$ 4,870 $ 4,965
9.00%, 09/15/2028
(i)
840 882
Interpublic Group of Cos Inc/The
5.38%, 06/15/2033 100 100
JCDecaux SE
2.63%, 04/24/2028 EUR 100 107
MMS USA Holdings Inc
1.25%, 06/13/2028 100 102
Omnicom Group Inc
4.20%, 06/01/2030 $ 100 97
5.30%, 11/01/2034
(h)
983 986

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(i)
$ 1,350 $ 1,266
4.63%, 03/15/2030
(i)
2,250 2,093
5.00%, 08/15/2027
(h),(i)
4,225 4,161
WPP Finance SA
4.13%, 05/30/2028 EUR 100 112
$ 14,871
Aerospace & Defense - 1.04%
Airbus SE
1.63%, 06/09/2030 100 101
3.15%, 04/10/2027
(i)
$ 150 145
BAE Systems PLC
3.40%, 04/15/2030
(i)
200 185
5.50%, 03/26/2054
(i)
257 259
Boeing Co/The
2.95%, 02/01/2030 200 177
3.10%, 05/01/2026 200 193
3.38%, 06/15/2046 559 368
3.60%, 05/01/2034 362 304
3.75%, 02/01/2050 668 465
5.15%, 05/01/2030 673 664
5.71%, 05/01/2040 100 96
5.81%, 05/01/2050 514 484
5.93%, 05/01/2060 685 639
6.26%, 05/01/2027
(i)
517 529
6.86%, 05/01/2054
(i)
100 107
7.01%, 05/01/2064
(i)
50 54
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(i)
1,990 1,990
GE Capital Funding LLC
4.55%, 05/15/2032 200 195
General Dynamics Corp
4.25%, 04/01/2050 125 107
General Electric Co
1.88%, 05/28/2027 EUR 200 212
HEICO Corp
5.35%, 08/01/2033 $ 100 101
L3Harris Technologies Inc
5.05%, 04/27/2045 100 94
5.25%, 06/01/2031 632 641
5.40%, 01/15/2027 100 102
5.40%, 07/31/2033 614 623
Lockheed Martin Corp
2.80%, 06/15/2050 150 99
4.75%, 02/15/2034 100 99
4.95%, 10/15/2025 150 151
5.90%, 11/15/2063 100 108
Northrop Grumman Corp
5.15%, 05/01/2040 150 147
5.25%, 05/01/2050 100 98
RTX Corp
3.75%, 11/01/2046 150 117
4.15%, 05/15/2045 150 125
4.45%, 11/16/2038 100 91
5.00%, 02/27/2026 200 201
5.38%, 02/27/2053 837 824
5.75%, 01/15/2029 200 208
TransDigm Inc
4.63%, 01/15/2029 25 24
4.88%, 05/01/2029 2,200 2,101
5.50%, 11/15/2027 5,550 5,501
6.63%, 03/01/2032
(h),(i)
4,600 4,678
6.88%, 12/15/2030
(i)
1,760 1,804
7.13%, 12/01/2031
(i)
1,775 1,837
$ 27,048
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture - 0.12%
Altria Group Inc
3.70%, 02/04/2051 $ 100 $ 70
4.00%, 02/04/2061
(h)
100 73
5.95%, 02/14/2049 100 101
Archer-Daniels-Midland Co
2.50%, 08/11/2026 200 193
4.50%, 08/15/2033 100 97
BAT Capital Corp
6.42%, 08/02/2033 200 213
7.08%, 08/02/2043 100 109
7.08%, 08/02/2053 50 55
BAT International Finance PLC
2.25%, 06/26/2028 GBP 100 116
5.93%, 02/02/2029 $ 200 207
BAT Netherlands Finance BV
3.13%, 04/07/2028 EUR 100 109
British American Tobacco PLC
3.75%, 06/27/2029
(g),(j)
100 105
EUR Swap Annual (VS 6 Month) 5 Year +
3.95%
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 98
Cargill Inc
4.76%, 11/23/2045
(i)
100 91
Darling Ingredients Inc
6.00%, 06/15/2030
(i)
600 596
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 91
Philip Morris International Inc
0.80%, 08/01/2031 100 91
2.88%, 05/14/2029 100 108
4.88%, 02/15/2028 $ 200 201
5.25%, 09/07/2028 75 77
5.50%, 09/07/2030 100 103
5.63%, 09/07/2033 200 206
$ 3,110
Airlines - 0.39%
American Airlines 2017-2 Class AA Pass Through
Trust
3.35%, 04/15/2031 130 122
American Airlines Group Inc
10.75%, PIK 12.00%; 02/15/2026
(i),(k),(l)
750 776
10.75%, PIK 10.75%; 02/15/2026
(i),(k),(l)
3,850 3,985
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(i)
1,250 1,238
British Airways 2019-1 Class AA Pass Through
Trust
3.30%, 06/15/2034
(i)
79 73
British Airways 2020-1 Class A Pass Through Trust
4.25%, 05/15/2034
(i)
118 112
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(i)
856 757
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(i)
55 56
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 200 114
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 101
United Airlines 2023-1 Class A Pass Through Trust
5.80%, 07/15/2037 98 100
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(h),(i)
900 770
9.50%, 06/01/2028
(h),(i)
1,925 1,891
$ 10,095

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0.08%
Hanesbrands Inc
9.00%, 02/15/2031
(h),(i)
$ 1,100 $ 1,179
Kering SA
0.75%, 05/13/2028 EUR 100 101
3.63%, 09/05/2027 100 110
3.63%, 09/05/2031 100 109
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 300 300
NIKE Inc
3.25%, 03/27/2040 $ 100 79
3.38%, 03/27/2050 100 74
Tapestry Inc
3.05%, 03/15/2032 100 84
$ 2,036
Automobile Asset Backed Securities - 1.36%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 1,375 1,373
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 1,437 1,434
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 2,729 2,744
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 860 864
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,900 1,908
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 637 637
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 1,500 1,506
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(i)
1,127 1,131
Chase Auto Owner Trust 2024-4
4.94%, 07/25/2029
(i)
653 656
5.25%, 09/27/2027
(i)
1,550 1,557
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026 389 385
GM Financial Automobile Leasing Trust 2023-3
5.34%, 01/20/2026 468 468
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 1,161 1,163
GM Financial Automobile Leasing Trust 2024-3
5.36%, 01/20/2027 1,930 1,930
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2021-3
0.73%, 08/16/2027 4,000 3,893
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 317 318
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 497 498
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029 1,000 1,008
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 617 619
Santander Drive Auto Receivables Trust 2023-6
6.08%, 05/17/2027 2,393 2,400
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 384 385
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 1,590 1,596
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 2,465 2,473
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(i)
1,594 1,600
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(i)
$ 878 $ 880
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(i)
1,075 1,078
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 498 494
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 553 554
$ 35,552
Automobile Manufacturers - 0.87%
American Honda Finance Corp
4.70%, 01/12/2028 200 201
BMW Finance NV
3.63%, 05/22/2035 EUR 150 165
BMW US Capital LLC
2.80%, 04/11/2026
(i)
$ 200 195
3.75%, 04/12/2028
(i)
200 193
Cummins Inc
5.15%, 02/20/2034 50 51
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(i)
260 221
5.13%, 09/25/2027
(i)
238 240
5.13%, 01/19/2028
(i)
456 459
5.38%, 06/25/2034
(i)
150 151
Daimler Truck International Finance BV
3.88%, 06/19/2026 EUR 100 110
Ford Motor Co
4.75%, 01/15/2043 $ 230 186
5.29%, 12/08/2046
(h)
200 175
Ford Motor Credit Co LLC
2.90%, 02/10/2029 200 179
3.38%, 11/13/2025 200 196
4.00%, 11/13/2030 3,250 2,935
4.27%, 01/09/2027 300 293
4.45%, 02/14/2030 EUR 100 110
5.11%, 05/03/2029 $ 1,578 1,536
General Motors Co
6.13%, 10/01/2025 200 202
6.25%, 10/02/2043 200 201
General Motors Financial Co Inc
2.70%, 06/10/2031 676 575
4.30%, 02/15/2029 EUR 100 112
5.60%, 06/18/2031 $ 699 704
5.75%, 02/08/2031 300 305
5.80%, 06/23/2028 200 205
5.80%, 01/07/2029 1,414 1,448
5.85%, 04/06/2030
(h)
788 808
6.10%, 01/07/2034 25 26
6.40%, 01/09/2033 100 105
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 74
Honda Canada Finance Inc
4.87%, 09/23/2027 100 74
Honda Motor Co Ltd
2.97%, 03/10/2032 $ 100 89
Hyundai Capital America
1.65%, 09/17/2026
(h),(i)
200 189
4.30%, 09/24/2027
(i)
713 703
4.88%, 11/01/2027
(i),(m)
1,160 1,160
5.30%, 06/24/2029
(i)
708 714
5.35%, 03/19/2029
(i)
672 679
5.68%, 06/26/2028
(i)
250 255
6.50%, 01/16/2029
(i)
487 512
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(i)
200 200
5.05%, 08/03/2033
(i)
150 149
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 200 207

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Mercedes-Benz International Finance BV
3.25%, 01/10/2032 EUR 100 $ 108
3.50%, 05/30/2026 300 329
Nissan Motor Co Ltd
4.81%, 09/17/2030
(i)
$ 200 185
PACCAR Financial Corp
4.45%, 03/30/2026 200 200
RCI Banque SA
1.13%, 01/15/2027 EUR 100 104
1.75%, 04/10/2026 100 106
3.88%, 01/12/2029 100 110
Stellantis Finance US Inc
5.63%, 01/12/2028
(h),(i)
$ 200 202
Stellantis NV
1.25%, 06/20/2033 EUR 150 129
2.75%, 05/15/2026 100 108
Toyota Credit Canada Inc
2.73%, 08/25/2025 CAD 200 143
Toyota Motor Corp
1.34%, 03/25/2026 $ 100 96
5.28%, 07/13/2026 200 203
Toyota Motor Credit Corp
1.90%, 04/06/2028 200 183
3.38%, 04/01/2030 100 93
3.85%, 07/24/2030 EUR 100 112
4.60%, 10/10/2031 $ 660 648
5.25%, 09/11/2028 200 204
Traton Finance Luxembourg SA
4.25%, 05/16/2028 EUR 100 111
Volkswagen Financial Services Overseas AG
0.88%, 01/31/2028 200 201
Volkswagen Group of America Finance LLC
3.75%, 05/13/2030
(i)
$ 200 185
4.90%, 08/14/2026
(i)
721 719
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 89
3.88%, 03/29/2026 200 219
4.13%, 11/16/2038 100 110
4.38%, 03/28/2031
(g),(j)
100 100
EUR Swap Annual (VS 6 Month) 9 Year +
3.36%
4.63%, 06/27/2028
(g),(j)
100 106
EUR Swap Annual (VS 6 Month) 10 Year +
3.98%
4.63%, 03/24/2026
(g),(j)
100 108
EUR Swap Annual (VS 6 Month) 12 Year +
2.97%
Volvo Treasury AB
3.88%, 08/29/2026 200 220
$ 22,723
Automobile Parts & Equipment - 0.73%
Aptiv PLC
1.60%, 09/15/2028 100 102
Aptiv PLC / Aptiv Global Financing DAC
4.65%, 09/13/2029 $ 320 311
5.15%, 09/13/2034 200 189
Cie Generale des Etablissements Michelin SCA
0.25%, 11/02/2032 EUR 100 86
Continental AG
2.50%, 08/27/2026 200 215
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(i)
$ 7,976 6,675
IHO Verwaltungs GmbH
8.00%, PIK 8.50%; 11/15/2032
(i),(k),(l)
3,025 3,035
LG Energy Solution Ltd
5.50%, 07/02/2034
(i)
2,000 1,983
Magna International Inc
4.38%, 03/17/2032 EUR 100 114
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(i)
$ 7,135 $ 6,232
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 100 112
$ 19,054
Banks - 11.69%
ABN AMRO Bank NV
2.47%, 12/13/2029
(i),(j)
$ 200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
3.88%, 12/21/2026 EUR 100 111
4.50%, 11/21/2034 100 117
4.80%, 04/18/2026
(i)
$ 200 199
AIB Group PLC
4.63%, 07/23/2029
(j)
EUR 100 114
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
ANZ New Zealand Int'l Ltd/London
5.36%, 08/14/2028
(i)
$ 200 204
Australia & New Zealand Banking Group Ltd
0.67%, 05/05/2031
(j)
EUR 100 104
EUR Swap Annual (VS 6 Month) 5 Year +
1.12%
4.20%, 03/31/2026 AUD 300 196
5.20%, 09/30/2035
(i),(j)
$ 200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.47%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(g),(i),(j),(n)
2,600 2,635
USD Swap Rate NY 5 Year + 5.17%
Banca Transilvania SA
7.25%, 12/07/2028
(j)
EUR 575 669
Euribor Swap Rate 1 Year + 4.29%
Banco Bilbao Vizcaya Argentaria SA
0.13%, 03/24/2027
(j)
200 209
3 Month Euro Interbank Offered Rate +
0.52%
3.88%, 01/15/2034 100 112
4.63%, 01/13/2031
(j)
100 115
3 Month Euro Interbank Offered Rate +
1.70%
5.75%, 09/15/2033
(j)
100 115
Euribor Swap Rate 5 Year + 2.80%
9.38%, 03/19/2029
(g),(j),(n)
$ 1,500 1,624
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco de Sabadell SA
4.25%, 09/13/2030
(j)
EUR 100 112
Euribor Swap Rate 1 Year + 1.60%
Banco Santander Chile
3.18%, 10/26/2031
(h)
$ 150 133
Banco Santander SA
0.20%, 02/11/2028 EUR 100 99
1.72%, 09/14/2027
(j)
$ 200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.22%, 11/22/2032
(j)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.75%, 01/09/2034 EUR 100 111
3.88%, 01/16/2028 100 111
3.88%, 04/22/2029 100 111
4.75%, 08/30/2028
(j)
GBP 100 128
Generic Britain 1 Year Government Bond +
2.50%
5.00%, 04/22/2034
(j)
EUR 100 113
Euribor Swap Rate 5 Year + 2.50%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA (continued)
5.59%, 08/08/2028 $ 200 $ 205
6.35%, 03/14/2034 1,800 1,868
9.63%, 11/21/2028
(g),(j),(n)
2,400 2,624
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/2028 200 202
Bank Gospodarstwa Krajowego
5.75%, 07/09/2034
(i)
3,400 3,431
Bank of America Corp
1.10%, 05/24/2032
(j)
EUR 100 94
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(j)
100 100
3 Month Euro Interbank Offered Rate +
0.91%
1.73%, 07/22/2027
(j)
$ 200 190
Secured Overnight Financing Rate + 0.96%
2.59%, 04/29/2031
(j)
200 177
Secured Overnight Financing Rate + 2.15%
2.68%, 06/19/2041
(j)
25 18
Secured Overnight Financing Rate + 1.93%
2.97%, 07/21/2052
(j)
300 202
Secured Overnight Financing Rate + 1.56%
3.31%, 04/22/2042 881 681
Secured Overnight Financing Rate + 3.16%
3.42%, 12/20/2028
(j)
1,977 1,896
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.62%, 03/16/2028
(j)
CAD 200 143
Canadian Dollar Offered Rate 3 Month +
1.48%
3.65%, 03/31/2029
(j)
EUR 200 221
3 Month Euro Interbank Offered Rate +
3.67%
3.85%, 03/08/2037
(j)
$ 3,284 2,943
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(j)
100 81
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
3.97%, 02/07/2030
(j)
1,501 1,445
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 04/23/2040 1,367 1,189
CME Term Secured Overnight Financing
Rate 3 Month + 3.16%
4.08%, 03/20/2051
(j)
100 82
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.24%, 04/24/2038
(j)
200 181
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.25%, 10/22/2026 200 198
4.38%, 01/27/2027
(g),(j)
4,000 3,853
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(j)
1,334 1,285
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 200 182
5.02%, 07/22/2033
(j)
200 199
Secured Overnight Financing Rate + 2.16%
5.20%, 04/25/2029
(j)
100 101
Secured Overnight Financing Rate + 1.63%
5.43%, 08/15/2035
(j)
635 626
Secured Overnight Financing Rate + 1.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.47%, 01/23/2035
(j)
$ 100 $ 101
Secured Overnight Financing Rate + 1.65%
5.52%, 10/25/2035
(j)
1,692 1,679
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(j)
100 103
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(j)
100 104
Secured Overnight Financing Rate + 1.84%
5.93%, 09/15/2027
(j)
300 306
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 769 814
6.13%, 04/27/2027
(g),(j)
3,900 3,961
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of America NA
5.53%, 08/18/2026 400 407
Bank of Georgia JSC
9.50%, 07/16/2029
(g),(i),(j),(n)
2,500 2,446
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.62%
Bank of Ireland Group PLC
1.38%, 08/11/2031
(j)
EUR 100 105
EUR Swap Annual (VS 6 Month) 5 Year +
1.65%
4.63%, 11/13/2029
(j)
100 114
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
3.65%, 04/01/2027 CAD 200 143
4.70%, 09/14/2027 $ 200 201
5.04%, 05/29/2028 CAD 200 149
7.70%, 05/26/2084
(j)
$ 800 837
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(g),(h),(j)
5,588 5,395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.60%, 07/26/2030
(j)
200 198
Secured Overnight Financing Rate + 1.76%
4.70%, 09/20/2025
(g),(j)
2,000 1,983
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.95%, 04/26/2027
(j)
100 100
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(j)
100 99
Secured Overnight Financing Rate + 1.61%
Bank of Nova Scotia/The
1.05%, 03/02/2026 100 95
1.85%, 11/02/2026 CAD 300 208
1.95%, 02/02/2027 $ 100 94
3.63%, 10/27/2081
(j)
1,500 1,364
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.50%, 12/16/2025 200 199
4.59%, 05/04/2037 1,677 1,558
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
5.65%, 02/01/2034 921 954
8.00%, 01/27/2084
(j)
3,000 3,170
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(j)
1,000 1,071
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
4.88%, 11/17/2025 1,077 1,074
5.13%, 06/11/2030 822 792

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banque Federative du Credit Mutuel SA
0.10%, 10/08/2027 EUR 100 $ 100
0.75%, 01/17/2030 100 95
1.88%, 11/04/2026 200 212
3.75%, 02/03/2034 100 110
4.13%, 06/14/2033 100 114
4.38%, 05/02/2030 100 113
Barclays PLC
3.33%, 11/24/2042
(j)
$ 200 149
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(j)
1,781 1,582
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.92%, 08/08/2030
(j)
EUR 100 115
EUR Swap Annual (VS 6 Month) 1 Year +
1.75%
4.94%, 09/10/2030
(j)
$ 1,330 1,315
Secured Overnight Financing Rate + 1.56%
5.09%, 06/20/2030
(j)
300 295
3 Month USD LIBOR + 3.05%
5.26%, 01/29/2034
(j)
EUR 100 119
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
6.50%, 09/13/2027
(j)
$ 400 411
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(j)
200 216
Secured Overnight Financing Rate + 2.62%
8.41%, 11/14/2032
(j)
GBP 100 137
Generic Britain 5 Year Government Bond +
4.75%
9.63%, 12/15/2029
(g),(h),(j),(n)
$ 2,000 2,201
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BBVA Bancomer SA/Texas
8.45%, 06/29/2038
(i),(j),(n)
1,000 1,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
8.45%, 06/29/2038
(j),(n)
275 289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BNP Paribas SA
0.13%, 09/04/2026 EUR 200 207
0.50%, 01/19/2030
(j)
200 192
3 Month Euro Interbank Offered Rate +
0.83%
1.32%, 01/13/2027
(i),(j)
$ 632 604
Secured Overnight Financing Rate + 1.00%
1.38%, 05/28/2029 EUR 100 100
1.68%, 06/30/2027
(i),(j)
$ 1,891 1,792
Secured Overnight Financing Rate + 0.91%
2.50%, 03/31/2032
(j)
EUR 100 106
Euribor Swap Rate 5 Year + 1.60%
2.88%, 02/24/2029 GBP 100 118
3.88%, 02/23/2029
(j)
EUR 200 223
3 Month Euro Interbank Offered Rate +
0.78%
4.13%, 05/24/2033 100 115
4.16%, 08/28/2034
(j)
100 109
Euribor Swap Rate 5 Year + 1.70%
5.20%, 01/10/2030
(i),(j)
$ 200 200
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
5.34%, 06/12/2029
(i),(j)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.50%, 05/20/2030
(i),(j)
200 203
Secured Overnight Financing Rate + 1.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA (continued)
5.75%, 06/13/2032 GBP 100 $ 130
7.38%, 08/19/2025
(g),(i),(j),(n)
$ 5,000 5,021
USD Swap Semi-Annual 5 Year + 5.15%
BOI Finance BV
7.50%, 02/16/2027 EUR 1,175 1,221
BPCE SA
0.25%, 01/14/2031 100 90
0.50%, 02/24/2027 100 103
1.63%, 03/02/2029
(j)
100 103
3 Month Euro Interbank Offered Rate +
1.10%
2.25%, 03/02/2032
(j)
100 105
EUR Swap Annual (VS 6 Month) 5 Year +
1.75%
2.50%, 11/30/2032
(j)
GBP 100 116
ICE Swap Rate GBP SONIA 5 Year + 1.83%
3.50%, 10/23/2027
(i)
$ 250 239
3.58%, 10/19/2042
(i),(j)
950 705
Secured Overnight Financing Rate + 1.95%
3.63%, 04/17/2026 EUR 100 110
4.00%, 11/29/2032 100 113
4.25%, 01/11/2035
(j)
100 112
3 Month Euro Interbank Offered Rate +
1.85%
4.63%, 03/02/2030
(j)
100 113
3 Month Euro Interbank Offered Rate +
1.60%
4.88%, 04/01/2026
(i)
$ 250 248
Burgan Bank SAK
2.75%, 12/15/2031
(j)
2,750 2,539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%
CaixaBank SA
0.63%, 01/21/2028
(j)
EUR 200 207
3 Month Euro Interbank Offered Rate +
0.62%
3.75%, 09/07/2029 100 112
4.38%, 08/08/2036
(j)
100 109
Euribor Swap Rate 5 Year + 1.95%
5.67%, 03/15/2030
(i),(j)
$ 200 203
Secured Overnight Financing Rate + 1.78%
Canadian Imperial Bank of Commerce
0.05%, 10/15/2026 CHF 100 114
0.28%, 02/03/2027 100 114
3.45%, 04/07/2027 $ 200 195
5.35%, 04/20/2033
(j)
CAD 100 74
Canadian Overnight Repo Rate Average
Compounded Index + 2.23%
5.50%, 01/14/2028 300 226
Citibank NA
4.93%, 08/06/2026 $ 958 964
5.57%, 04/30/2034 847 872
Citigroup Inc
0.50%, 11/01/2028 CHF 200 227
1.46%, 06/09/2027
(j)
$ 100 95
Secured Overnight Financing Rate + 0.77%
1.75%, 10/23/2026 GBP 100 121
2.52%, 11/03/2032
(j)
$ 200 169
Secured Overnight Financing Rate + 1.18%
2.57%, 06/03/2031 782 686
Secured Overnight Financing Rate + 4.21%
2.67%, 01/29/2031
(j)
300 266
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(j)
332 240
Secured Overnight Financing Rate + 1.38%
3.11%, 04/08/2026
(j)
993 984
Secured Overnight Financing Rate + 2.84%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
3.71%, 09/22/2028
(j)
EUR 200 $ 221
3 Month Euro Interbank Offered Rate +
1.25%
3.79%, 03/17/2033
(j)
$ 1,824 1,658
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(g),(j)
3,000 2,899
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(g),(j)
1,500 1,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 1,140 1,126
4.66%, 05/24/2028
(j)
200 199
Secured Overnight Financing Rate + 1.89%
4.70%, 01/30/2025
(g),(j)
1,000 994
Secured Overnight Financing Rate + 3.23%
5.17%, 02/13/2030
(j)
200 201
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 100 97
5.41%, 09/19/2039
(j)
1,248 1,208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.45%, 06/11/2035
(j)
100 101
Secured Overnight Financing Rate + 1.45%
5.88%, 02/22/2033 1,515 1,569
6.17%, 05/25/2034 590 611
Secured Overnight Financing Rate + 5.32%
6.27%, 11/17/2033
(j)
100 106
Secured Overnight Financing Rate + 2.34%
Citizens Financial Group Inc
2.64%, 09/30/2032 1,826 1,488
4.00%, 10/06/2026
(g),(h),(j)
1,000 948
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(g),(h),(j)
2,100 2,081
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
5.72%, 07/23/2032
(j)
945 954
Secured Overnight Financing Rate + 1.91%
5.84%, 01/23/2030
(j)
100 102
Secured Overnight Financing Rate + 2.01%
Comerica Inc
5.98%, 01/30/2030
(j)
100 101
Secured Overnight Financing Rate + 2.16%
Commerzbank AG
1.50%, 08/28/2028 EUR 100 104
4.00%, 03/23/2026 100 110
4.88%, 10/16/2034
(j)
100 111
Euribor Swap Rate 5 Year + 2.15%
5.13%, 01/18/2030
(j)
100 116
3 Month Euro Interbank Offered Rate +
2.40%
Commonwealth Bank of Australia
2.55%, 03/14/2027
(i)
$ 300 287
3.74%, 09/12/2039
(i)
200 164
6.70%, 03/15/2038
(j)
AUD 200 138
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(j)
EUR 300 309
3 Month Euro Interbank Offered Rate +
1.18%
1.00%, 09/24/2026
(i),(j)
$ 2,951 2,847
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
1.25%, 03/23/2026 EUR 100 107
3.75%, 07/21/2026 $ 250 245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA (continued)
3.76%, 04/06/2033
(i),(j)
$ 250 $ 228
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.42%
4.63%, 05/23/2029 GBP 100 124
Cooperatieve Rabobank UA/NY
4.33%, 08/28/2026 $ 518 518
Credit Agricole SA
0.88%, 01/14/2032 EUR 100 90
1.25%, 01/26/2027
(i),(j)
$ 1,054 1,006
Secured Overnight Financing Rate + 0.89%
2.00%, 03/25/2029 EUR 200 205
3.75%, 01/22/2034 100 110
3.88%, 11/28/2034 100 112
4.00%, 10/12/2026
(j)
200 220
3 Month Euro Interbank Offered Rate +
1.35%
4.00%, 01/10/2033
(i),(j)
$ 250 237
USD Swap Semi-Annual 5 Year + 1.64%
4.00%, 01/18/2033 EUR 100 113
4.88%, 10/23/2029 GBP 100 128
5.30%, 07/12/2028
(i)
$ 557 565
8.13%, 12/23/2025
(g),(i),(j),(n)
5,000 5,129
USD Swap Semi-Annual 5 Year + 6.19%
Credit Agricole SA/London
1.75%, 03/05/2029 EUR 200 204
Credit Mutuel Arkea SA
0.88%, 05/07/2027 200 207
1.13%, 05/23/2029 100 99
1.25%, 06/11/2029
(j)
100 101
3 Month Euro Interbank Offered Rate +
1.50%
Crelan SA
6.00%, 02/28/2030
(j)
100 119
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
3.24%, 12/20/2025
(i),(j)
$ 699 697
3 Month USD LIBOR + 1.59%
4.13%, 01/10/2031
(j)
EUR 100 113
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
4.38%, 05/18/2026
(g),(j),(n)
$ 3,000 2,912
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Deutsche Bank AG
1.63%, 01/20/2027 EUR 200 210
3.75%, 01/15/2030
(j)
200 221
3 Month Euro Interbank Offered Rate +
1.25%
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(j)
$ 200 194
Secured Overnight Financing Rate + 1.87%
3.74%, 01/07/2033
(j)
1,150 990
Secured Overnight Financing Rate + 2.26%
5.00%, 09/11/2030
(j)
1,178 1,160
Secured Overnight Financing Rate + 1.70%
6.72%, 01/18/2029
(j)
190 198
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(j)
225 236
Secured Overnight Financing Rate + 3.65%
Deutsche Pfandbriefbank AG
4.38%, 08/28/2026 EUR 100 109
Development Bank of Japan Inc
1.75%, 02/18/2025
(i)
$ 1,520 1,507
DIB Sukuk Ltd
4.80%, 08/16/2028 300 301

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
DNB Bank ASA
0.25%, 02/23/2029
(j)
EUR 100 $ 99
3 Month Euro Interbank Offered Rate +
0.53%
3.63%, 02/16/2027
(j)
200 219
3 Month Euro Interbank Offered Rate +
0.63%
Erste Group Bank AG
0.10%, 11/16/2028
(j)
200 199
3 Month Euro Interbank Offered Rate +
0.52%
Federation des Caisses Desjardins du Quebec
5.48%, 08/16/2028 CAD 200 152
Fifth Third Bancorp
6.36%, 10/27/2028
(j)
$ 200 207
Secured Overnight Financing Rate + 2.19%
First Horizon Bank
5.75%, 05/01/2030
(h)
2,245 2,241
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 200 193
1.09%, 12/09/2026
(j)
$ 400 384
Secured Overnight Financing Rate + 0.79%
1.25%, 02/07/2029 EUR 100 100
1.43%, 03/09/2027
(j)
$ 300 287
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(j)
1,233 1,161
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(j)
988 833
Secured Overnight Financing Rate + 1.25%
3.10%, 02/24/2033
(j)
150 131
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042 1,161 877
Secured Overnight Financing Rate + 3.03%
3.63%, 10/29/2029
(j)
GBP 100 122
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(j)
$ 200 174
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.22%, 05/01/2029
(j)
992 969
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.39%, 06/15/2027
(j)
200 199
Secured Overnight Financing Rate + 1.51%
4.69%, 10/23/2030
(j)
438 432
Secured Overnight Financing Rate + 1.14%
4.95%, 02/10/2025
(g),(j)
2,000 1,988
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 100 96
5.33%, 07/23/2035
(j)
100 100
Secured Overnight Financing Rate + 1.55%
5.73%, 04/25/2030
(j)
100 103
Secured Overnight Financing Rate + 1.27%
5.85%, 04/25/2035 753 781
Secured Overnight Financing Rate + 3.10%
6.45%, 05/01/2036 50 54
6.56%, 10/24/2034
(j)
100 109
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 2,161 2,371
7.50%, 05/10/2029
(g),(j)
1,700 1,783
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
3.45%, 09/25/2030
(j)
EUR 100 $ 109
3 Month Euro Interbank Offered Rate +
1.19%
3.97%, 05/22/2030
(j)
$ 200 191
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.79%, 03/10/2032
(j)
EUR 100 116
3 Month Euro Interbank Offered Rate +
1.55%
5.60%, 05/17/2028
(j)
$ 200 203
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(j)
1,310 1,343
Secured Overnight Financing Rate + 1.52%
5.89%, 08/14/2027
(j)
200 204
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(j)
300 310
Secured Overnight Financing Rate + 1.97%
6.33%, 03/09/2044 1,281 1,385
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(j)
EUR 100 117
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(j)
$ 200 212
Secured Overnight Financing Rate + 2.98%
6.80%, 06/01/2038 100 108
8.11%, 11/03/2033
(j)
600 692
Secured Overnight Financing Rate + 4.25%
8.20%, 11/16/2034
(j)
GBP 150 210
Generic Britain 5 Year Government Bond +
4.55%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(g),(j)
$ 3,100 2,964
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(g),(j)
1,000 996
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(j)
250 248
Secured Overnight Financing Rate + 1.65%
ING Groep NV
0.88%, 06/09/2032
(j)
EUR 100 102
Euribor Swap Rate 5 Year + 1.15%
1.40%, 07/01/2026
(i),(j)
$ 2,589 2,524
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.75%, 02/16/2031
(j)
EUR 100 100
3 Month Euro Interbank Offered Rate +
1.15%
3.88%, 08/12/2029
(j)
100 111
3 Month Euro Interbank Offered Rate +
1.72%
4.02%, 03/28/2028
(j)
$ 200 196
Secured Overnight Financing Rate + 1.83%
4.25%, 03/28/2033
(j)
200 188
Secured Overnight Financing Rate + 2.07%
4.75%, 05/23/2034
(j)
EUR 100 117
3 Month Euro Interbank Offered Rate +
1.90%
5.00%, 02/20/2035
(j)
100 114
Euribor Swap Rate 5 Year + 2.20%
5.75%, 11/16/2026
(g),(j),(n)
$ 2,600 2,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.11%, 09/11/2034
(j)
355 373
Secured Overnight Financing Rate + 2.09%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 100 $ 112
4.00%, 09/23/2029
(i)
$ 200 189
4.38%, 08/29/2027 EUR 200 225
5.13%, 08/29/2031 100 119
6.63%, 06/20/2033
(i)
$ 200 212
7.78%, 06/20/2054
(i),(j)
1,612 1,774
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.90%
JPMorgan Chase & Co
0.60%, 02/17/2033
(j)
EUR 100 89
3 Month Euro Interbank Offered Rate +
0.65%
1.05%, 11/04/2032
(j)
200 186
3 Month Euro Interbank Offered Rate +
0.87%
1.47%, 09/22/2027
(j)
$ 300 282
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(j)
200 191
Secured Overnight Financing Rate + 0.89%
2.01%, 03/13/2026
(j)
1,685 1,666
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(j)
3,465 3,149
Secured Overnight Financing Rate + 1.02%
2.52%, 04/22/2031
(j)
300 265
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(j)
3,573 2,498
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(j)
420 358
Secured Overnight Financing Rate + 1.18%
3.54%, 05/01/2028 674 654
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
3.65%, 06/01/2026
(g),(j)
7,500 7,259
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.78%, 02/01/2028
(j)
400 391
CME Term Secured Overnight Financing
Rate 3 Month + 1.60%
3.88%, 07/24/2038
(j)
200 174
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(j)
100 82
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.51%, 10/22/2028
(j)
709 704
Secured Overnight Financing Rate + 0.86%
4.59%, 04/26/2033
(j)
200 194
Secured Overnight Financing Rate + 1.80%
4.85%, 02/01/2044 100 95
4.91%, 07/25/2033
(j)
382 378
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 94
5.01%, 01/23/2030
(j)
300 301
Secured Overnight Financing Rate + 1.31%
5.29%, 07/22/2035
(j)
100 101
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(j)
400 406
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(j)
200 202
Secured Overnight Financing Rate + 1.62%
5.72%, 09/14/2033
(j)
150 154
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(j)
100 104
Secured Overnight Financing Rate + 1.49%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
6.25%, 10/23/2034 $ 1,937 $ 2,081
Secured Overnight Financing Rate + 3.62%
6.88%, 06/01/2029
(g),(j)
800 845
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KBC Group NV
4.38%, 11/23/2027
(j)
EUR 100 112
3 Month Euro Interbank Offered Rate +
1.70%
4.75%, 04/17/2035
(j)
100 112
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
5.80%, 01/19/2029
(i),(j)
$ 200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
KeyBank NA/Cleveland OH
3.40%, 05/20/2026 1,046 1,018
4.90%, 08/08/2032 1,115 1,065
KeyCorp
2.25%, 04/06/2027 100 94
2.55%, 10/01/2029 200 178
KeyCorp Capital III
7.75%, 07/15/2029 795 823
Lloyds Bank Corporate Markets PLC
2.38%, 04/09/2026 EUR 100 108
Lloyds Banking Group PLC
1.99%, 12/15/2031
(j)
GBP 100 120
Generic Britain 5 Year Government Bond +
1.60%
2.00%, 04/12/2028
(j)
100 119
Generic Britain 1 Year Government Bond +
1.18%
3.88%, 05/14/2032
(j)
EUR 100 110
Euribor Swap Rate 1 Year + 1.18%
5.68%, 01/05/2035
(j)
$ 626 634
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.72%, 06/05/2030
(j)
593 607
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.87%, 03/06/2029
(j)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
7.50%, 09/27/2025
(g),(j),(n)
300 303
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(j)
200 227
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(g),(h),(j),(n)
3,000 3,126
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(g),(j)
3,000 2,729
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.05%, 01/27/2034
(j)
100 96
Secured Overnight Financing Rate + 1.85%
Macquarie Bank Ltd
3.05%, 03/03/2036
(i),(j)
200 172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%
5.21%, 06/15/2026
(i)
200 202
Macquarie Group Ltd
3.76%, 11/28/2028
(i),(j)
100 97
3 Month USD LIBOR + 1.37%
5.49%, 11/09/2033
(i),(j)
100 102
Secured Overnight Financing Rate + 2.87%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(j)
EUR 100 $ 100
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
0.85%, 07/19/2029 200 195
1.54%, 07/20/2027
(j)
$ 200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
5.43%, 04/17/2035
(j)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
Mizuho Financial Group Inc
1.98%, 09/08/2031
(j)
300 253
CME Term Secured Overnight Financing
Rate 3 Month + 1.53%
2.56%, 09/13/2031 1,443 1,216
3.98%, 05/21/2034 EUR 100 111
4.16%, 05/20/2028 100 112
5.67%, 05/27/2029
(j)
$ 200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(j)
1,959 2,014
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 02/07/2031
(j)
EUR 200 187
3 Month Euro Interbank Offered Rate +
0.72%
0.99%, 12/10/2026
(j)
$ 200 192
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(j)
300 284
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(j)
570 543
Secured Overnight Financing Rate + 0.88%
2.48%, 09/16/2036
(j)
274 223
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(j)
200 170
Secured Overnight Financing Rate + 1.20%
3.22%, 04/22/2042
(j)
1,185 912
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 2,195 2,128
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031 725 678
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 196
4.65%, 10/18/2030
(j)
314 310
Secured Overnight Financing Rate + 1.10%
4.81%, 10/25/2028
(j)
EUR 300 342
3 Month Euro Interbank Offered Rate +
1.76%
5.17%, 01/16/2030
(j)
$ 2,100 2,118
Secured Overnight Financing Rate + 1.45%
5.30%, 04/20/2037 1,321 1,296
Secured Overnight Financing Rate + 5.24%
5.32%, 07/19/2035 627 629
Secured Overnight Financing Rate + 3.11%
5.42%, 07/21/2034
(j)
250 253
Secured Overnight Financing Rate + 1.88%
5.60%, 03/24/2051
(j)
200 208
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(j)
GBP 100 133
SONIA Interest Rate Benchmark + 2.25%
5.83%, 04/19/2035
(j)
$ 100 104
Secured Overnight Financing Rate + 1.58%
5.94%, 02/07/2039
(j)
1,335 1,354
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
6.63%, 11/01/2034
(j)
$ 100 $ 110
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 301
5.50%, 05/26/2028
(j)
460 468
Secured Overnight Financing Rate + 0.87%
National Australia Bank Ltd
1.25%, 05/18/2026 EUR 100 106
1.70%, 09/15/2031
(j)
GBP 100 120
Generic Britain 5 Year Government Bond +
1.40%
2.13%, 05/24/2028 EUR 100 106
2.33%, 08/21/2030
(i)
$ 250 214
4.20%, 05/12/2026 AUD 200 131
National Bank of Canada
5.30%, 11/03/2025 CAD 200 146
5.43%, 08/16/2032
(j)
100 74
Canadian Overnight Repo Rate Average +
2.32%
National Bank of Uzbekistan
8.50%, 07/05/2029 $ 1,275 1,307
NatWest Group PLC
1.64%, 06/14/2027
(j)
709 673
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.06%, 11/09/2028
(j)
GBP 100 118
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(j)
$ 2,320 2,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.07%, 05/22/2028
(j)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%
3.62%, 03/29/2029
(j)
GBP 100 122
Generic Britain 1 Year Government Bond +
2.10%
4.77%, 02/16/2029
(j)
EUR 100 114
3 Month Euro Interbank Offered Rate +
1.83%
4.96%, 08/15/2030
(j)
$ 986 979
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
6.02%, 03/02/2034
(h),(j)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
NatWest Markets PLC
0.13%, 11/12/2025 EUR 200 211
Nordea Bank Abp
0.50%, 05/14/2027 100 103
2.88%, 08/24/2032 100 105
5.38%, 09/22/2027
(i)
$ 1,170 1,191
Northern Trust Corp
3.15%, 05/03/2029 100 94
Nykredit Realkredit AS
4.00%, 07/17/2028 EUR 100 111
Oldenburgische Landesbank AG
5.63%, 02/02/2026 100 111
OP Corporate Bank plc
0.25%, 03/24/2026 150 157
0.38%, 06/16/2028 100 99
PNC Financial Services Group Inc/The
2.60%, 07/23/2026 $ 300 290
4.63%, 06/06/2033
(h),(j)
100 96
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(j)
100 99
Secured Overnight Financing Rate + 1.93%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
5.49%, 05/14/2030
(j)
$ 100 $ 102
Secured Overnight Financing Rate + 1.20%
6.20%, 09/15/2027
(g),(j)
500 504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(g),(j)
1,800 1,802
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(j)
EUR 100 98
Euribor Swap Rate 5 Year + 1.60%
Regions Financial Corp
5.50%, 09/06/2035
(j)
$ 792 785
Secured Overnight Financing Rate + 2.06%
5.72%, 06/06/2030
(j)
755 766
Secured Overnight Financing Rate + 1.49%
5.75%, 06/15/2025
(g),(j)
1,000 997
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,119 1,261
Royal Bank of Canada
1.40%, 11/02/2026 200 188
2.13%, 04/26/2029 EUR 100 104
2.14%, 11/03/2031
(j)
CAD 200 139
Canadian Dollar Offered Rate 3 Month +
0.61%
2.94%, 05/03/2032
(j)
150 105
Canadian Dollar Offered Rate 3 Month +
0.76%
5.15%, 02/01/2034 $ 200 201
5.20%, 07/20/2026 200 202
5.34%, 06/23/2026 CAD 200 147
6.35%, 11/24/2084
(j),(m)
$ 1,500 1,446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
Santander Holdings USA Inc
3.24%, 10/05/2026 100 97
6.57%, 06/12/2029
(j)
100 104
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(j)
200 208
Secured Overnight Financing Rate + 2.60%
Skandinaviska Enskilda Banken AB
3.75%, 02/07/2028 EUR 125 138
Societe Generale SA
0.50%, 06/12/2029
(j)
200 195
3 Month Euro Interbank Offered Rate +
0.95%
1.13%, 06/30/2031
(j)
200 208
EUR Swap Annual (VS 6 Month) 5 Year +
1.60%
2.63%, 05/30/2029 100 106
3.63%, 03/01/2041
(i)
$ 200 138
6.45%, 01/12/2027
(i),(j)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
6.69%, 01/10/2034
(i),(j)
200 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.95%
8.00%, 09/29/2025
(g),(i),(j),(n)
1,000 1,013
USD Swap Rate NY 5 Year + 5.87%
8.50%, 03/25/2034
(g),(i),(j),(n)
600 600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(g),(i),(j),(n)
200 213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
$ 230 $ —
Standard Chartered PLC
1.46%, 01/14/2027
(i),(j)
300 287
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.27%, 02/18/2036
(i),(j)
200 175
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.75%, 01/14/2031
(g),(j),(n)
1,575 1,378
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(j)
EUR 100 116
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
6.10%, 01/11/2035
(h),(i),(j)
$ 200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
State Street Corp
4.14%, 12/03/2029
(j)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 101
6.70%, 03/15/2029
(g),(j)
500 515
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(g),(h),(j)
2,800 2,876
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Sumitomo Mitsui Financial Group Inc
1.55%, 06/15/2026 EUR 200 213
5.72%, 09/14/2028 $ 400 413
5.81%, 09/14/2033
(h)
200 210
5.84%, 07/09/2044 472 487
5.88%, 07/13/2026 200 204
6.18%, 07/13/2043 100 110
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(i)
200 191
4.45%, 09/10/2027
(i)
763 758
Svenska Handelsbanken AB
0.13%, 11/03/2026 EUR 200 206
2.63%, 09/05/2029 100 107
5.00%, 03/02/2028 AUD 300 198
Swedbank AB
0.20%, 01/12/2028 EUR 200 198
1.54%, 11/16/2026
(i)
$ 1,805 1,701
7.75%, 03/17/2030
(g),(j),(n)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(j)
545 518
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 300 284
2.00%, 09/10/2031
(h)
100 84
2.55%, 08/03/2027 EUR 100 108
2.67%, 09/09/2025 CAD 200 142
3.20%, 03/10/2032 $ 100 89
4.48%, 01/18/2028 CAD 200 147
4.68%, 01/08/2029 200 148
8.13%, 10/31/2082
(j)
$ 1,300 1,370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
3.88%, 03/19/2029 100 95
4.12%, 06/06/2028
(j)
200 197
Secured Overnight Financing Rate + 1.37%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp (continued)
5.10%, 03/01/2030
(g),(j)
$ 500 $ 485
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.71%, 01/24/2035
(j)
100 102
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(j)
200 202
Secured Overnight Financing Rate + 1.63%
6.67%, 03/01/2025
(g),(j)
5,000 4,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Turkiye Vakiflar Bankasi TAO
8.99%, 10/05/2034
(i),(j)
1,300 1,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.67%
UBS AG/Stamford CT
1.25%, 08/07/2026 300 283
7.50%, 02/15/2028 873 941
UBS Group AG
0.88%, 11/03/2031 EUR 200 182
1.00%, 06/24/2027
(j)
200 210
Euribor Swap Rate 1 Year + 1.05%
1.49%, 08/10/2027
(i)
$ 1,385 1,302
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
1.88%, 11/03/2029
(j)
GBP 200 226
SONIA Interest Rate Benchmark + 0.96%
3.87%, 01/12/2029
(i),(j)
$ 400 387
3 Month USD LIBOR + 1.41%
4.38%, 02/10/2031
(g),(i),(j),(n)
1,200 1,014
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.63%, 03/17/2028
(j)
EUR 200 224
Euribor Swap Rate 1 Year + 1.15%
4.75%, 05/12/2028
(i),(j)
$ 1,313 1,306
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
4.88%, 05/15/2045 250 231
5.43%, 02/08/2030
(i),(j)
1,158 1,174
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
6.88%, 08/07/2025
(g),(j),(n)
3,000 3,005
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(g),(j),(n)
3,000 3,004
USD Swap Semi-Annual 5 Year + 4.87%
9.02%, 11/15/2033
(i),(j)
330 407
Secured Overnight Financing Rate + 5.02%
UniCredit SpA
0.85%, 01/19/2031 EUR 100 93
4.30%, 01/23/2031
(j)
200 224
3 Month Euro Interbank Offered Rate +
1.80%
United Overseas Bank Ltd/Sydney
4.64%, 03/16/2026 AUD 200 131
US Bancorp
1.38%, 07/22/2030 $ 100 83
2.49%, 11/03/2036
(j)
3,156 2,583
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 100 92
3.70%, 01/15/2027
(g),(j)
7,000 6,561
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.73%, 10/21/2026
(j)
200 202
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(j)
200 207
Secured Overnight Financing Rate + 2.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
1.00%, 02/02/2027 EUR 200 $ 208
2.50%, 05/02/2029 GBP 100 115
2.57%, 02/11/2031
(j)
$ 654 580
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(j)
441 400
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041 1,777 1,335
Secured Overnight Financing Rate + 5.06%
3.53%, 03/24/2028
(j)
400 388
Secured Overnight Financing Rate + 1.51%
3.90%, 05/01/2045 100 81
3.90%, 03/15/2026
(g),(j)
4,000 3,874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.15%, 01/24/2029 200 195
4.40%, 06/14/2046 100 83
4.48%, 04/04/2031
(j)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(j)
100 88
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 100 87
5.39%, 04/24/2034
(j)
730 735
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(j)
302 306
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(j)
100 102
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(j)
200 204
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 692 681
5.71%, 04/22/2028
(j)
3,052 3,111
Secured Overnight Financing Rate + 1.07%
Wells Fargo Bank NA
6.60%, 01/15/2038 250 278
Westpac Banking Corp
2.96%, 11/16/2040
(h)
150 109
3.02%, 11/18/2036
(j)
100 85
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
4.60%, 02/16/2026 AUD 100 66
5.46%, 11/18/2027 $ 200 205
Westpac Securities NZ Ltd/London
0.43%, 12/14/2026 EUR 150 155
Zions Bancorp NA
3.25%, 10/29/2029 $ 3,237 2,844
$ 304,784
Beverages - 0.33%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 115 114
4.90%, 02/01/2046 1,881 1,756
Anheuser-Busch InBev SA/NV
2.70%, 03/31/2026 EUR 100 109
2.75%, 03/17/2036 200 202
2.88%, 04/02/2032 100 106
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 200 181
5.00%, 06/15/2034
(h)
100 100
5.45%, 01/23/2039 100 102
5.55%, 01/23/2049 25 26
5.80%, 01/23/2059 100 106
CCEP Finance Ireland DAC
1.50%, 05/06/2041 EUR 100 79

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Coca-Cola Co/The
0.50%, 03/09/2033 EUR 100 $ 88
0.95%, 05/06/2036 100 84
1.50%, 03/05/2028
(h)
$ 200 182
1.65%, 06/01/2030 200 172
2.25%, 01/05/2032 200 173
2.50%, 03/15/2051 100 62
5.20%, 01/14/2055 50 50
Constellation Brands Inc
4.35%, 05/09/2027 425 421
4.90%, 05/01/2033 200 196
Diageo Capital PLC
2.00%, 04/29/2030 200 174
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 104
2.75%, 06/08/2038 GBP 100 98
Heineken NV
1.50%, 10/03/2029 EUR 100 102
1.75%, 03/17/2031 100 100
JDE Peet's NV
0.63%, 02/09/2028 100 100
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 77
4.05%, 04/15/2032
(h)
150 142
Molson Coors Beverage Co
3.00%, 07/15/2026 200 195
PepsiCo Inc
0.88%, 07/18/2028 EUR 200 203
2.25%, 03/19/2025 $ 1,005 996
2.63%, 10/21/2041 100 71
3.00%, 10/15/2027 400 386
3.38%, 07/29/2049 200 148
3.60%, 02/18/2028 511 499
3.90%, 07/18/2032 564 536
4.00%, 03/05/2042 274 237
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 101
3.75%, 09/15/2033 100 110
$ 8,688
Biotechnology - 0.29%
Amgen Inc
3.15%, 02/21/2040 $ 1,652 1,262
4.05%, 08/18/2029 200 194
4.40%, 05/01/2045 261 223
4.40%, 02/22/2062 50 41
4.66%, 06/15/2051 200 175
5.15%, 03/02/2028 690 699
5.25%, 03/02/2030 301 307
5.25%, 03/02/2033 200 202
5.50%, 12/07/2026 GBP 100 130
5.60%, 03/02/2043 $ 200 200
5.65%, 03/02/2053 492 495
5.75%, 03/02/2063 620 621
Biogen Inc
3.15%, 05/01/2050 100 65
CSL Finance PLC
4.63%, 04/27/2042
(i)
100 91
Gilead Sciences Inc
4.15%, 03/01/2047 200 167
5.25%, 10/15/2033 200 204
5.55%, 10/15/2053 489 501
Royalty Pharma PLC
2.15%, 09/02/2031 1,261 1,045
3.35%, 09/02/2051 100 66
5.15%, 09/02/2029 432 435
5.90%, 09/02/2054 532 529
$ 7,652
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.91%
Aliaxis Finance SA
0.88%, 11/08/2028 EUR 100 $ 97
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(h),(i)
$ 1,880 1,978
Carrier Global Corp
3.38%, 04/05/2040 1,041 822
3.58%, 04/05/2050 100 75
4.13%, 05/29/2028 EUR 100 112
Cie de Saint-Gobain SA
2.38%, 10/04/2027 100 107
3.50%, 01/18/2029 100 110
CRH SMW Finance DAC
4.25%, 07/11/2035 100 114
5.20%, 05/21/2029 $ 2,367 2,399
Eco Material Technologies Inc
7.88%, 01/31/2027
(i)
3,650 3,674
EMRLD Borrower LP / Emerald Co-Issuer Inc
6.63%, 12/15/2030
(i)
2,760 2,807
Heidelberg Materials Finance Luxembourg SA
1.63%, 04/07/2026 EUR 200 214
Holcim Finance Luxembourg SA
0.50%, 11/29/2026 175 181
Johnson Controls International plc
4.25%, 05/23/2035 100 115
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
1.75%, 09/15/2030 $ 200 169
Lennox International Inc
5.50%, 09/15/2028 1,009 1,033
Martin Marietta Materials Inc
2.40%, 07/15/2031 666 571
5.50%, 12/01/2054
(m)
543 531
Mohawk Capital Finance SA
1.75%, 06/12/2027 EUR 100 106
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(i)
$ 5,850 5,715
Owens Corning
3.40%, 08/15/2026 100 98
3.95%, 08/15/2029 100 96
5.50%, 06/15/2027 422 430
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
1,425 1,413
Trane Technologies Financing Ltd
3.80%, 03/21/2029 150 145
5.10%, 06/13/2034 432 437
Vulcan Materials Co
3.50%, 06/01/2030 100 93
$ 23,642
Chemicals - 0.79%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 92
Akzo Nobel NV
2.00%, 03/28/2032 100 98
Albemarle Corp
5.05%, 06/01/2032
(h)
$ 100 97
BASF SE
4.50%, 03/08/2035 EUR 100 116
Bayport Polymers LLC
5.14%, 04/14/2032
(i)
$ 100 95
Celanese US Holdings LLC
5.34%, 01/19/2029 EUR 100 115
6.17%, 07/15/2027 $ 150 153
CF Industries Inc
5.38%, 03/15/2044 1,345 1,269
Dow Chemical Co/The
1.13%, 03/15/2032 EUR 100 92
4.38%, 11/15/2042 $ 100 85
4.80%, 05/15/2049 100 87

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Dow Chemical Co/The (continued)
5.60%, 02/15/2054 $ 640 $ 628
DuPont de Nemours Inc
5.32%, 11/15/2038 30 31
Eastman Chemical Co
5.00%, 08/01/2029
(h)
458 459
5.75%, 03/08/2033 803 825
Ecolab Inc
2.70%, 12/15/2051 1,106 698
3.95%, 12/01/2047 100 83
5.25%, 01/15/2028
(h)
649 663
FMC Corp
5.15%, 05/18/2026 150 150
International Flavors & Fragrances Inc
4.38%, 06/01/2047 75 60
LANXESS AG
0.00%, 09/08/2027
(d)
EUR 200 199
Linde Inc/CT
3.20%, 01/30/2026 $ 200 197
Linde PLC
0.38%, 09/30/2033 EUR 100 85
1.00%, 03/31/2027 100 104
3.50%, 06/04/2034 100 110
LYB International Finance BV
4.88%, 03/15/2044 $ 150 133
Nutrien Ltd
2.95%, 05/13/2030 250 227
5.20%, 06/21/2027 456 462
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031 200 166
RPM International Inc
2.95%, 01/15/2032 372 326
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
1,675 1,722
8.75%, 05/03/2029 450 463
SCIH Salt Holdings Inc
6.63%, 05/01/2029
(i)
6,000 5,825
Sherwin-Williams Co/The
2.20%, 03/15/2032 100 84
4.80%, 09/01/2031 419 415
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(i)
1,775 1,853
6.50%, 11/07/2033 300 313
Solvay Finance America LLC
5.65%, 06/04/2029
(i)
1,042 1,066
Westlake Corp
3.38%, 08/15/2061 1,010 633
4.38%, 11/15/2047 100 82
Yara International ASA
4.75%, 06/01/2028
(i)
200 198
$ 20,559
Coal - 0.13%
SunCoke Energy Inc
4.88%, 06/30/2029
(i)
3,650 3,296
Commercial Mortgage Backed Securities - 1.25%
Bayview Commercial Asset Trust 2005-3
5.33%, 11/25/2035
(i)
530 505
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.59%
5.45%, 11/25/2035
(i)
407 394
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Bayview Commercial Asset Trust 2006-2
5.20%, 07/25/2036
(i)
406 389
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Bayview Commercial Asset Trust 2006-4
5.20%, 12/25/2036
(i)
$ 645 $ 615
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2007-4
5.53%, 09/25/2037
(i)
557 529
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.79%
BBCMS 2018-TALL Mortgage Trust
5.72%, 03/15/2037
(i)
1,470 1,382
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
Benchmark 2019-B15 Mortgage Trust
2.93%, 12/15/2072 740 661
Benchmark 2019-B9 Mortgage Trust
4.02%, 03/15/2052 3,460 3,287
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053 658 543
Benchmark 2021-B27 Mortgage Trust
2.39%, 07/15/2054 464 386
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055
(k)
2,641 2,372
BX Commercial Mortgage Trust 2020-VIV2
3.54%, 03/09/2044
(i),(k)
200 177
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044
(i)
1,500 1,328
BX Commercial Mortgage Trust 2021-ACNT
5.77%, 11/15/2038
(i)
1,045 1,041
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Trust 2019-OC11
3.94%, 12/09/2041
(i),(k)
1,750 1,586
Citigroup Commercial Mortgage Trust 2014-GC23
4.39%, 07/10/2047
(k)
715 674
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 2,107 2,011
COMM 2024-277P Mortgage Trust
6.34%, 08/10/2044
(i)
1,484 1,528
EQT Trust 2024-EXTR
5.33%, 07/05/2041
(i),(k)
1,050 1,051
FRESB 2019-SB63 Mortgage Trust
0.75%, 04/25/2039
(k),(o)
11,355 441
FRESB 2020-SB76 Mortgage Trust
1.15%, 05/25/2030
(k),(o)
7,104 271
FRESB 2020-SB77 Mortgage Trust
0.88%, 06/25/2040
(k),(o)
13,810 412
Harvest Commercial Capital Loan Trust 2019-1
4.64%, 09/25/2046
(i),(k)
2,000 1,815
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056 1,994 1,995
J.P. Morgan Chase Commercial Mortgage Securities
Trust 2024-OMNI
5.80%, 10/05/2039
(i),(k)
1,007 1,018
JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC17
5.49%, 12/12/2043
(k)
4,010 2,622
MHC Commercial Mortgage Trust 2021-MHC
5.72%, 04/15/2038
(i)
1,105 1,102
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MKT 2020-525M Mortgage Trust
2.69%, 02/12/2040
(i)
1,400 1,177
Taubman Centers Commercial Mortgage Trust
2022-DPM
6.99%, 05/15/2037
(i)
865 869
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.19%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2014-C21
3.89%, 08/15/2047 $ 394 $ 384
$ 32,565
Commercial Services - 2.07%
Abertis Infraestructuras SA
4.13%, 01/31/2028 EUR 100 111
4.13%, 08/07/2029 100 112
Adani International Container Terminal Pvt Ltd
3.00%, 02/16/2031 $ 2,781 2,416
Adani Ports & Special Economic Zone Ltd
4.00%, 07/30/2027 200 190
AMN Healthcare Inc
4.63%, 10/01/2027
(i)
1,925 1,855
APRR SA
1.25%, 01/18/2028 EUR 100 103
Arval Service Lease SA/France
4.00%, 09/22/2026 100 110
Ashtead Capital Inc
5.55%, 05/30/2033
(i)
$ 200 199
ASTM SpA
1.00%, 11/25/2026 EUR 200 208
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 100 105
2.75%, 09/02/2032 100 104
Autostrade per l'Italia SpA
5.13%, 06/14/2033 100 116
Block Financial LLC
3.88%, 08/15/2030 $ 100 94
Champions Financing Inc
8.75%, 02/15/2029
(h),(i)
2,750 2,776
Duke University
2.76%, 10/01/2050 100 67
Edenred SE
3.63%, 12/13/2026 EUR 100 110
Equifax Inc
5.10%, 06/01/2028 $ 200 201
EquipmentShare.com Inc
8.00%, 03/15/2033
(i)
1,575 1,590
8.63%, 05/15/2032
(i)
2,725 2,811
ERAC USA Finance LLC
4.90%, 05/01/2033
(i)
200 198
Ford Foundation/The
2.82%, 06/01/2070 1,165 699
Global Payments Inc
2.90%, 11/15/2031 200 173
GXO Logistics Inc
6.25%, 05/06/2029 607 627
6.50%, 05/06/2034 100 104
Holding d'Infrastructures de Transport SASU
1.63%, 09/18/2029 EUR 100 100
ISS Global A/S
0.88%, 06/18/2026 100 105
Massachusetts Institute of Technology
3.07%, 04/01/2052 $ 100 71
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 650 672
Moody's Corp
2.75%, 08/19/2041 100 71
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 107
3.63%, 07/24/2029 EUR 100 110
Movida Europe SA
7.85%, 04/11/2029
(i)
$ 2,400 2,276
PayPal Holdings Inc
2.65%, 10/01/2026
(h)
100 97
5.05%, 06/01/2052 100 95
President and Fellows of Harvard College
3.75%, 11/15/2052 100 81
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(i)
$ 1,000 $ 999
PROG Holdings Inc
6.00%, 11/15/2029
(i)
4,500 4,350
Quanta Services Inc
2.35%, 01/15/2032 743 624
2.90%, 10/01/2030 695 625
3.05%, 10/01/2041 643 467
4.75%, 08/09/2027 442 441
5.25%, 08/09/2034 442 439
Raven Acquisition Holdings LLC
6.88%, 11/15/2031
(i),(m)
425 424
RELX Finance BV
0.50%, 03/10/2028 EUR 100 101
Rentokil Initial Finance BV
3.88%, 06/27/2027 100 110
S&P Global Inc
2.70%, 03/01/2029 $ 786 726
3.70%, 03/01/2052 100 77
4.75%, 08/01/2028 100 101
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(i)
1,050 1,077
Sotheby's
7.38%, 10/15/2027
(h),(i)
6,650 6,472
Teranet Holdings LP
3.72%, 02/23/2029 CAD 100 69
Thomas Jefferson University
3.85%, 11/01/2057 $ 50 38
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 107
4.56%, 11/14/2028 CAD 100 72
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 57
Triton Container International Ltd
2.05%, 04/15/2026
(i)
$ 1,747 1,666
3.15%, 06/15/2031
(i)
962 820
University of Miami
4.06%, 04/01/2052 100 82
University of Southern California
4.98%, 10/01/2053 50 49
Upbound Group Inc
6.38%, 02/15/2029
(i)
4,575 4,353
Verisk Analytics Inc
4.00%, 06/15/2025 8 8
VT Topco Inc
8.50%, 08/15/2030
(i)
3,995 4,205
Wand NewCo 3 Inc
7.63%, 01/30/2032
(i)
5,085 5,256
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 96
ZipRecruiter Inc
5.00%, 01/15/2030
(i)
$ 1,325 1,195
$ 53,970
Computers - 0.72%
Accenture Capital Inc
4.50%, 10/04/2034 521 504
Amentum Holdings Inc
7.25%, 08/01/2032
(i)
2,025 2,097
Apple Inc
0.70%, 02/08/2026 200 191
1.38%, 05/24/2029 EUR 100 103
1.40%, 08/05/2028 $ 1,742 1,565
1.65%, 02/08/2031 100 85
2.45%, 08/04/2026 300 290
2.65%, 05/11/2050 1,268 824
2.70%, 08/05/2051 464 301

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc (continued)
2.85%, 08/05/2061 $ 200 $ 126
3.35%, 08/08/2032
(h)
200 185
3.45%, 02/09/2045 200 159
3.95%, 08/08/2052 100 83
4.15%, 05/10/2030 100 99
4.45%, 05/06/2044 200 188
ASGN Inc
4.63%, 05/15/2028
(i)
2,075 1,981
Booz Allen Hamilton Inc
5.95%, 08/04/2033 100 105
Capgemini SE
1.13%, 06/23/2030 EUR 100 97
2.00%, 04/15/2029 100 104
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 1,138 855
4.35%, 02/01/2030 1,278 1,242
5.25%, 02/01/2028 100 102
5.75%, 02/01/2033 150 156
8.10%, 07/15/2036 930 1,124
DXC Capital Funding DAC
0.95%, 09/15/2031 EUR 100 88
Fortinet Inc
1.00%, 03/15/2026 $ 200 190
Fortress Intermediate 3 Inc
7.50%, 06/01/2031
(i)
725 754
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 1,288 1,234
4.45%, 09/25/2026 454 452
5.25%, 07/01/2028 200 203
5.60%, 10/15/2054 904 870
HP Inc
1.45%, 06/17/2026 200 190
5.50%, 01/15/2033
(h)
100 102
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 97
2.20%, 02/09/2027 $ 200 190
3.38%, 02/06/2027 EUR 100 110
3.43%, 02/09/2052 $ 200 142
4.00%, 02/06/2043 EUR 100 111
4.50%, 02/06/2026 $ 200 200
5.10%, 02/06/2053 100 95
Kyndryl Holdings Inc
4.10%, 10/15/2041 100 79
Leidos Inc
4.38%, 05/15/2030 885 853
Lenovo Group Ltd
3.42%, 11/02/2030 200 181
Western Digital Corp
2.85%, 02/01/2029 100 88
$ 18,795
Consumer Products - 0.01%
Kimberly-Clark Corp
2.00%, 11/02/2031 100 85
3.20%, 07/30/2046 100 72
Reckitt Benckiser Treasury Services PLC
3.63%, 09/14/2028 EUR 100 111
$ 268
Cosmetics & Personal Care - 0.20%
Colgate-Palmolive Co
0.30%, 11/10/2029 100 96
Estee Lauder Cos Inc/The
4.38%, 05/15/2028 $ 651 646
5.15%, 05/15/2053
(h)
100 98
Haleon Netherlands Capital BV
2.13%, 03/29/2034 EUR 100 97
Haleon UK Capital PLC
3.13%, 03/24/2025 $ 1,160 1,152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Haleon US Capital LLC
3.38%, 03/24/2027 $ 250 $ 243
3.63%, 03/24/2032 1,310 1,200
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
15,607 —
Kenvue Inc
5.10%, 03/22/2043 100 99
Prestige Brands Inc
3.75%, 04/01/2031
(i)
200 178
Procter & Gamble Co/The
3.25%, 08/02/2026 EUR 200 220
4.05%, 01/26/2033 $ 200 194
Unilever Capital Corp
2.13%, 09/06/2029 535 478
5.00%, 12/08/2033 100 101
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 300 301
$ 5,103
Credit Card Asset Backed Securities - 0.84%
American Express Credit Account Master Trust
0.90%, 11/15/2026 $ 2,000 1,997
3.39%, 05/15/2027 1,900 1,886
4.65%, 07/15/2029 1,305 1,311
4.87%, 05/15/2028 1,215 1,221
BA Credit Card Trust
3.53%, 11/15/2027 2,000 1,986
4.93%, 05/15/2029 910 920
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 1,585 1,572
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 3,000 2,995
2.80%, 03/15/2027 2,000 1,985
3.49%, 05/15/2027 1,886 1,874
Discover Card Execution Note Trust
3.32%, 05/15/2027 2,060 2,044
3.56%, 07/15/2027 2,000 1,984
$ 21,775
Distribution & Wholesale - 0.12%
Ritchie Bros Holdings Inc
7.75%, 03/15/2031
(i)
925 975
Sumitomo Corp
1.55%, 07/06/2026 200 189
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(i)
825 827
Velocity Vehicle Group LLC
8.00%, 06/01/2029
(i)
1,100 1,133
$ 3,124
Diversified Financial Services - 3.14%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/30/2032 150 132
3.85%, 10/29/2041 150 120
Air Lease Corp
5.30%, 02/01/2028 150 152
5.85%, 12/15/2027 200 206
Ally Financial Inc
4.75%, 06/09/2027 300 298
6.70%, 02/14/2033
(h)
1,800 1,808
American Express Co
3.13%, 05/20/2026 100 98
3.55%, 09/15/2026
(g),(j)
7,500 7,099
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.10%, 02/16/2028
(j)
1,250 1,260
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(j)
400 406
Secured Overnight Financing Rate + 1.28%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Aviation Capital Group LLC
6.25%, 04/15/2028
(i)
$ 100 $ 103
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(i)
200 185
Azorra Finance Ltd
7.75%, 04/15/2030
(i)
3,275 3,236
Blackstone Holdings Finance Co LLC
1.63%, 08/05/2028
(i)
200 178
2.85%, 08/05/2051
(i)
100 62
Blue Owl Finance LLC
3.13%, 06/10/2031 100 86
Bread Financial Holdings Inc
7.00%, 01/15/2026
(i)
939 936
9.75%, 03/15/2029
(i)
5,150 5,440
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(i)
4,925 5,275
Caja de Compensacion de Asignacion Familiar de
Los Andes
7.00%, 07/30/2029
(i)
2,450 2,503
Cantor Fitzgerald LP
4.50%, 04/14/2027
(i)
100 98
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 100
3.80%, 01/31/2028 $ 100 97
3.95%, 09/01/2026
(g),(h),(j)
500 471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.93%, 05/10/2028
(j)
150 150
Secured Overnight Financing Rate + 2.06%
6.38%, 06/08/2034
(j)
200 210
Secured Overnight Financing Rate + 2.86%
Charles Schwab Corp/The
1.15%, 05/13/2026 200 190
3.30%, 04/01/2027 100 97
4.00%, 06/01/2026
(g),(j)
5,000 4,798
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.64%, 05/19/2029
(j)
100 102
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(j)
100 106
Secured Overnight Financing Rate + 2.01%
CI Financial Corp
3.20%, 12/17/2030 100 85
CMB International Leasing Management Ltd
2.88%, 02/04/2031 200 178
CME Group Inc
5.30%, 09/15/2043 100 102
Credit Acceptance Corp
9.25%, 12/15/2028
(i)
3,975 4,206
Deutsche Boerse AG
0.00%, 02/22/2026
(d)
EUR 100 105
Discover Financial Services
4.10%, 02/09/2027 $ 200 197
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Finance Corp
3.88%, 02/15/2026
(i)
800 775
Euronext NV
0.13%, 05/17/2026 EUR 200 209
Focus Financial Partners LLC
6.75%, 09/15/2031
(i)
$ 4,210 4,182
Ford Credit Canada Co/Canada
2.96%, 09/16/2026 CAD 100 70
IGM Financial Inc
6.00%, 12/10/2040 100 81
Intercontinental Exchange Inc
1.85%, 09/15/2032 $ 200 160
3.00%, 09/15/2060 100 62
4.95%, 06/15/2052 870 815
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc (continued)
5.20%, 06/15/2062 $ 721 $ 695
Invesco Finance PLC
3.75%, 01/15/2026 100 99
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 85
Lazard Group LLC
4.38%, 03/11/2029 100 98
Lseg Netherlands BV
0.25%, 04/06/2028 EUR 200 199
Mastercard Inc
1.90%, 03/15/2031 $ 300 257
4.35%, 01/15/2032 935 911
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 87
5.35%, 06/28/2028 $ 100 102
5.95%, 08/15/2053 359 373
6.10%, 06/28/2063 310 325
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(i)
1,925 1,878
6.50%, 08/01/2029
(i)
2,000 2,000
7.13%, 02/01/2032
(i)
1,575 1,610
Nomura Holdings Inc
2.17%, 07/14/2028 200 180
3.00%, 01/22/2032 200 172
OneMain Finance Corp
4.00%, 09/15/2030 2,525 2,223
7.13%, 11/15/2031 1,425 1,441
7.50%, 05/15/2031 1,925 1,969
7.88%, 03/15/2030 1,800 1,874
ORIX Corp
5.20%, 09/13/2032 50 50
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(i)
4,450 4,384
Raymond James Financial Inc
4.65%, 04/01/2030 200 200
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(i)
4,375 3,897
4.00%, 10/15/2033
(i)
1,075 927
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 64
SIX Finance Luxembourg SA
0.00%, 12/02/2025
(d)
EUR 100 105
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 1,800 1,791
StoneX Group Inc
7.88%, 03/01/2031
(i)
1,650 1,736
Synchrony Financial
2.88%, 10/28/2031 100 83
4.50%, 07/23/2025 915 910
5.15%, 03/19/2029 783 770
United Wholesale Mortgage LLC
5.50%, 04/15/2029
(i)
975 930
USAA Capital Corp
3.38%, 05/01/2025
(h),(i)
1,342 1,334
Visa Inc
2.00%, 06/15/2029 EUR 100 105
2.05%, 04/15/2030 $ 300 264
3.65%, 09/15/2047 100 80
Voya Financial Inc
5.00%, 09/20/2034 364 351
$ 81,788
Electric - 2.77%
AES Corp/The
2.45%, 01/15/2031 593 499
5.45%, 06/01/2028 672 678

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Alabama Power Co
3.00%, 03/15/2052 $ 150 $ 100
Algonquin Power & Utilities Corp
5.37%, 06/15/2026
(k)
337 339
AltaLink LP
4.87%, 11/15/2040 CAD 100 74
Ameren Corp
5.70%, 12/01/2026 $ 404 412
Ameren Illinois Co
3.85%, 09/01/2032 100 93
American Electric Power Co Inc
5.70%, 08/15/2025 300 302
6.95%, 12/15/2054
(j)
600 628
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(j)
800 828
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Amprion GmbH
4.13%, 09/07/2034 EUR 100 113
Appalachian Power Co
4.50%, 03/01/2049 $ 100 84
7.00%, 04/01/2038 100 114
Arizona Public Service Co
4.50%, 04/01/2042 100 86
5.55%, 08/01/2033 100 101
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 200 123
AusNet Services Holdings Pty Ltd
1.63%, 03/11/2081
(j)
EUR 150 156
EUR Swap Annual (VS 6 Month) 5 Year +
1.94%
2.60%, 07/31/2029 AUD 100 58
Avangrid Inc
3.80%, 06/01/2029 $ 100 96
Baltimore Gas and Electric Co
5.40%, 06/01/2053 100 99
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 100 86
Black Hills Corp
6.15%, 05/15/2034 100 105
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 78
Brookfield Renewable Partners ULC
5.88%, 11/09/2032 100 78
Bruce Power LP
4.70%, 12/21/2027 100 74
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028 $ 150 153
CenterPoint Energy Inc
2.65%, 06/01/2031 200 173
CMS Energy Corp
3.75%, 12/01/2050
(h),(j)
536 469
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(j)
884 850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Cometa Energia SA de CV
6.38%, 04/24/2035 2,304 2,265
Comision Federal de Electricidad
5.00%, 09/29/2036 1,394 1,245
Commonwealth Edison Co
3.80%, 10/01/2042 200 163
Consolidated Edison Co of New York Inc
3.20%, 12/01/2051 100 68
4.13%, 05/15/2049 750 614
4.45%, 03/15/2044 389 341
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consolidated Edison Co of New York Inc
(continued)
4.50%, 05/15/2058 $ 100 $ 84
4.63%, 12/01/2054 100 88
Constellation Energy Generation LLC
5.80%, 03/01/2033 200 208
Consumers Energy Co
3.60%, 08/15/2032 200 184
4.90%, 02/15/2029 100 101
Dominion Energy Inc
3.38%, 04/01/2030 100 93
4.65%, 12/15/2024
(g),(j)
6,000 5,979
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.85%, 08/15/2052 100 89
DTE Electric Co
1.90%, 04/01/2028 200 183
3.95%, 03/01/2049 1,121 907
4.05%, 05/15/2048 100 83
DTE Energy Co
4.88%, 06/01/2028 955 957
Duke Energy Carolinas LLC
3.55%, 03/15/2052 430 315
5.40%, 01/15/2054 264 262
Duke Energy Corp
3.10%, 06/15/2028 EUR 100 108
3.75%, 09/01/2046 $ 200 150
5.00%, 12/08/2027 200 202
5.80%, 06/15/2054 555 556
6.45%, 09/01/2054
(j)
50 51
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Duke Energy Florida LLC
5.95%, 11/15/2052 357 377
Duke Energy Indiana LLC
3.25%, 10/01/2049 100 70
5.40%, 04/01/2053 200 197
Duke Energy Ohio Inc
5.55%, 03/15/2054 50 50
5.65%, 04/01/2053 271 275
Duke Energy Progress LLC
2.50%, 08/15/2050 100 61
4.00%, 04/01/2052 582 463
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(i)
100 86
E.ON International Finance BV
1.63%, 05/30/2026 EUR 100 107
5.88%, 10/30/2037 GBP 100 130
E.ON SE
3.50%, 10/26/2037 EUR 200 214
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 100 92
Edison International
5.25%, 11/15/2028 $ 200 201
5.25%, 03/15/2032
(m)
986 985
EDP Finance BV
3.88%, 03/11/2030 EUR 100 112
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(i)
$ 1,850 1,792
4.90%, 11/20/2026 900 872
Emera US Finance LP
2.64%, 06/15/2031 100 85
4.75%, 06/15/2046 835 707
Enel Americas SA
4.00%, 10/25/2026 100 98
Enel Finance America LLC
2.88%, 07/12/2041
(i)
200 139

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Enel Finance International NV
3.50%, 04/06/2028
(i)
$ 347 $ 332
4.50%, 02/20/2043 EUR 100 114
4.75%, 05/25/2047
(i)
$ 283 249
5.13%, 06/26/2029
(i)
475 477
Enel SpA
5.75%, 06/22/2037 GBP 100 128
6.38%, 04/16/2028
(g),(j)
EUR 200 233
Euribor Swap Rate 5 Year + 3.49%
Energo-Pro AS
8.50%, 02/04/2027
(h)
$ 325 326
8.50%, 02/04/2027
(i)
1,300 1,304
Engie SA
1.88%, 01/02/2031
(g),(j)
EUR 100 94
EUR Swap Annual (VS 6 Month) 5 Year +
2.09%
2.13%, 03/30/2032 200 199
3.63%, 01/11/2030 100 111
4.25%, 01/11/2043 100 110
5.25%, 04/10/2029
(i)
$ 498 505
5.63%, 04/10/2034
(i)
200 204
5.88%, 04/10/2054
(i)
562 569
Entergy Arkansas LLC
4.20%, 04/01/2049 100 82
Entergy Louisiana LLC
2.35%, 06/15/2032 200 169
2.40%, 10/01/2026 300 288
Entergy Texas Inc
4.50%, 03/30/2039 1,616 1,465
5.55%, 09/15/2054 50 50
EPH Financing International AS
5.88%, 11/30/2029 EUR 2,200 2,511
Eurogrid GmbH
0.74%, 04/21/2033 100 87
Evergy Metro Inc
4.20%, 06/15/2047 $ 100 82
Eversource Energy
3.45%, 01/15/2050 100 72
Exelon Corp
3.40%, 04/15/2026 100 98
4.10%, 03/15/2052 100 79
FirstEnergy Corp
2.65%, 03/01/2030 100 89
3.40%, 03/01/2050 100 70
4.85%, 07/15/2047 705 619
FirstEnergy Pennsylvania Electric Co
5.20%, 04/01/2028
(i)
1,108 1,116
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(i)
1,386 1,203
Florida Power & Light Co
3.99%, 03/01/2049 100 81
4.05%, 10/01/2044 100 84
5.15%, 06/15/2029 937 956
5.30%, 06/15/2034 150 153
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 68
Georgia Power Co
3.25%, 03/15/2051 $ 1,141 797
Hydro One Inc
3.63%, 06/25/2049 CAD 200 123
Iberdrola Finanzas SA
1.38%, 03/11/2032 EUR 100 96
1.62%, 11/29/2029 100 103
4.88%, 04/25/2028
(g),(j)
100 112
EUR Swap Annual (VS 6 Month) 5 Year +
2.26%
Indianapolis Power & Light Co
5.70%, 04/01/2054
(i)
$ 50 51
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Interstate Power and Light Co
3.50%, 09/30/2049 $ 762 $ 554
Iren SpA
0.88%, 10/14/2029 EUR 100 97
ITC Holdings Corp
3.35%, 11/15/2027 $ 100 96
Kentucky Power Co
7.00%, 11/15/2033
(i)
1,326 1,432
Kentucky Utilities Co
5.13%, 11/01/2040 100 97
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(i)
493 414
Lightning Power LLC
7.25%, 08/15/2032
(i)
1,475 1,535
MidAmerican Energy Co
5.30%, 02/01/2055 50 49
5.35%, 01/15/2034 50 51
5.85%, 09/15/2054 50 53
Monongahela Power Co
5.85%, 02/15/2034
(i)
100 103
Narragansett Electric Co/The
5.35%, 05/01/2034
(i)
646 651
National Grid Electricity Distribution East Midlands
PLC
3.95%, 09/20/2032 EUR 100 112
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 130
National Grid PLC
0.25%, 09/01/2028 EUR 200 195
National Rural Utilities Cooperative Finance Corp
4.12%, 09/16/2027 $ 1,049 1,039
5.80%, 01/15/2033 100 105
Naturgy Finance Iberia SA
1.50%, 01/29/2028 EUR 100 104
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 59
Nevada Power Co
3.13%, 08/01/2050 $ 100 67
New England Power Co
3.80%, 12/05/2047
(i)
100 76
New York State Electric & Gas Corp
5.85%, 08/15/2033
(i)
878 908
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 200 188
5.25%, 02/28/2053 100 95
5.65%, 05/01/2079
(h),(j)
100 99
3 Month USD LIBOR + 3.16%
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(i)
50 50
Northern Powergrid Northeast PLC
1.88%, 06/16/2062 GBP 100 56
Northern States Power Co/MN
2.60%, 06/01/2051 $ 100 62
NRG Energy Inc
7.00%, 03/15/2033
(i)
50 54
Oglethorpe Power Corp
3.75%, 08/01/2050 100 74
Oklahoma Gas and Electric Co
3.25%, 04/01/2030 100 92
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 76
4.15%, 06/01/2032 612 581
4.30%, 05/15/2028 100 99
5.75%, 03/15/2029 200 207

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co
3.30%, 03/15/2027 $ 150 $ 144
3.30%, 08/01/2040 400 300
3.95%, 12/01/2047 554 417
4.30%, 03/15/2045 1,650 1,335
4.95%, 06/08/2025 672 671
6.10%, 01/15/2029 75 78
6.75%, 01/15/2053 100 109
PacifiCorp
4.10%, 02/01/2042 200 163
PECO Energy Co
3.15%, 10/15/2025 50 49
3.90%, 03/01/2048 150 120
PPL Capital Funding Inc
5.25%, 09/01/2034 333 330
PPL Electric Utilities Corp
6.25%, 05/15/2039 100 108
Public Service Co of Colorado
1.90%, 01/15/2031 100 85
2.70%, 01/15/2051 1,938 1,204
3.70%, 06/15/2028 726 704
4.10%, 06/15/2048 948 773
5.25%, 04/01/2053 100 96
Public Service Co of New Hampshire
2.20%, 06/15/2031 300 254
Public Service Co of Oklahoma
2.20%, 08/15/2031 858 716
Public Service Electric and Gas Co
4.85%, 08/01/2034 100 99
5.13%, 03/15/2053 100 97
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 85
Puget Energy Inc
4.10%, 06/15/2030 100 94
Puget Sound Energy Inc
5.45%, 06/01/2053 100 100
5.69%, 06/15/2054 536 552
Red Electrica Financiaciones SA
1.25%, 03/13/2027 EUR 100 105
RWE AG
2.75%, 05/24/2030 100 106
RWE Finance US LLC
6.25%, 04/16/2054
(i)
$ 1,597 1,605
San Diego Gas & Electric Co
3.70%, 03/15/2052 100 75
4.95%, 08/15/2028 100 101
Sempra
4.13%, 04/01/2052
(j)
75 71
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
Southern California Edison Co
3.60%, 02/01/2045 200 151
4.88%, 02/01/2027 695 700
5.85%, 11/01/2027 646 668
5.95%, 11/01/2032 300 317
Southern Co/The
3.75%, 09/15/2051
(j)
2,000 1,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.85%, 06/15/2028 100 101
5.15%, 10/06/2025 100 100
Southern Power Co
5.25%, 07/15/2043 200 192
Southwestern Electric Power Co
3.25%, 11/01/2051 200 133
Southwestern Public Service Co
6.00%, 06/01/2054 50 52
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
SP Distribution PLC
5.88%, 07/17/2026 GBP 100 $ 130
SSE PLC
4.00%, 01/21/2028
(g),(j)
EUR 100 109
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Tampa Electric Co
3.45%, 03/15/2051 $ 100 71
Teollisuuden Voima Oyj
2.63%, 03/31/2027 EUR 200 214
Terna - Rete Elettrica Nazionale
3.88%, 07/24/2033 100 111
Union Electric Co
3.25%, 10/01/2049 $ 200 141
3.90%, 04/01/2052 530 419
Virginia Electric and Power Co
2.40%, 03/30/2032 300 254
4.60%, 12/01/2048 150 131
5.05%, 08/15/2034 100 99
5.55%, 08/15/2054 270 272
Vistra Operations Co LLC
6.95%, 10/15/2033
(i)
100 109
WEC Energy Group Inc
2.20%, 12/15/2028 200 181
Wisconsin Power and Light Co
5.38%, 03/30/2034 100 101
Xcel Energy Inc
5.45%, 08/15/2033 100 101
$ 72,303
Electrical Components & Equipment - 0.05%
Emerson Electric Co
0.88%, 10/15/2026 100 94
Schneider Electric SE
3.38%, 04/13/2034 EUR 100 110
WESCO Distribution Inc
6.63%, 03/15/2032
(i)
$ 1,125 1,153
$ 1,357
Electronics - 0.31%
Allegion US Holding Co Inc
5.41%, 07/01/2032 821 833
5.60%, 05/29/2034 397 406
Amphenol Corp
4.75%, 03/30/2026 100 100
5.05%, 04/05/2029 566 572
5.25%, 04/05/2034 337 341
5.38%, 11/15/2054 379 375
Arrow Electronics Inc
3.88%, 01/12/2028 200 193
Flex Ltd
6.00%, 01/15/2028 200 205
Honeywell International Inc
0.75%, 03/10/2032 EUR 100 91
1.10%, 03/01/2027 $ 100 93
1.75%, 09/01/2031 821 681
1.95%, 06/01/2030 100 87
2.50%, 11/01/2026 100 96
3.75%, 05/17/2032 EUR 100 112
4.25%, 01/15/2029 $ 677 673
4.50%, 01/15/2034 100 97
4.95%, 09/01/2031 630 641
5.25%, 03/01/2054 777 776
5.35%, 03/01/2064 50 50
Keysight Technologies Inc
4.60%, 04/06/2027 100 100
Trimble Inc
4.90%, 06/15/2028 646 646
6.10%, 03/15/2033 446 470

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Vontier Corp
2.40%, 04/01/2028 $ 100 $ 91
2.95%, 04/01/2031 268 230
$ 7,959
Energy - Alternate Sources - 0.07%
Acciona Energia Financiacion Filiales SA
1.38%, 01/26/2032 EUR 100 92
FS Luxembourg Sarl
8.88%, 02/12/2031
(i)
$ 1,050 1,071
8.88%, 02/12/2031 450 459
Worley Financial Services Pty Ltd
5.95%, 10/13/2028 AUD 200 132
$ 1,754
Engineering & Construction - 0.41%
ABB Finance BV
3.38%, 01/15/2034 EUR 100 110
Aeroports de Montreal
3.03%, 04/21/2050 CAD 150 83
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(i)
$ 1,875 1,913
Bouygues SA
2.25%, 06/29/2029 EUR 300 314
Calgary Airport Authority/The
3.20%, 10/07/2036 CAD 200 126
Cellnex Finance Co SA
2.00%, 02/15/2033 EUR 100 96
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 78
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 93
2.75%, 10/13/2031 GBP 100 115
HOCHTIEF AG
0.63%, 04/26/2029 EUR 100 97
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(i)
$ 1,900 1,932
IHS Netherlands Holdco BV
8.00%, 09/18/2027 2,650 2,647
Jacobs Engineering Group Inc
5.90%, 03/01/2033 100 103
6.35%, 08/18/2028 539 562
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(i)
1,375 1,401
Manchester Airport Group Funding PLC
2.88%, 09/30/2044 GBP 100 82
MasTec Inc
5.90%, 06/15/2029 $ 597 610
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 114
Vancouver Airport Authority
1.76%, 09/20/2030 CAD 250 160
Vinci SA
2.75%, 09/15/2034 GBP 100 106
$ 10,742
Entertainment - 1.11%
Caesars Entertainment Inc
4.63%, 10/15/2029
(h),(i)
$ 2,825 2,649
7.00%, 02/15/2030
(i)
5,125 5,253
Cinemark USA Inc
5.25%, 07/15/2028
(h),(i)
6,175 6,059
7.00%, 08/01/2032
(i)
675 692
Everi Holdings Inc
5.00%, 07/15/2029
(i)
3,275 3,250
Light & Wonder International Inc
7.50%, 09/01/2031
(i)
800 826
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(i)
2,080 2,028
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Six Flags Entertainment Corp / Six Flags Theme
Parks Inc
6.63%, 05/01/2032
(i)
$ 1,190 $ 1,212
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(i)
2,925 2,859
Warnermedia Holdings Inc
3.76%, 03/15/2027 200 193
4.28%, 03/15/2032 781 684
5.05%, 03/15/2042 531 424
5.14%, 03/15/2052 868 654
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(i)
1,050 1,019
7.13%, 02/15/2031
(i)
1,175 1,236
$ 29,038
Environmental Control - 0.65%
Clean Harbors Inc
6.38%, 02/01/2031
(i)
225 227
GFL Environmental Inc
4.00%, 08/01/2028
(i)
500 473
4.75%, 06/15/2029
(i)
2,375 2,274
Madison IAQ LLC
5.88%, 06/30/2029
(i)
9,068 8,601
Republic Services Inc
5.00%, 11/15/2029 1,133 1,144
5.00%, 04/01/2034 100 100
Reworld Holding Corp
4.88%, 12/01/2029
(i)
1,575 1,471
Waste Connections Inc
2.20%, 01/15/2032 1,423 1,188
2.95%, 01/15/2052 100 65
Waste Management Inc
3.15%, 11/15/2027 100 96
4.63%, 02/15/2033 100 98
4.88%, 02/15/2029
(h)
150 152
4.95%, 07/03/2027 928 937
$ 16,826
Food - 1.56%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(i)
1,025 947
Bimbo Bakeries USA Inc
6.40%, 01/15/2034 200 213
Carrefour SA
1.88%, 10/30/2026 EUR 200 213
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(i),(k),(l)
$ 875 903
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(i)
450 469
Conagra Brands Inc
4.85%, 11/01/2028 100 100
5.30%, 11/01/2038 100 96
5.40%, 11/01/2048 752 715
7.00%, 10/01/2028 824 882
Danone SA
0.52%, 11/09/2030 EUR 100 94
Fiesta Purchaser Inc
7.88%, 03/01/2031
(i)
$ 2,730 2,863
9.63%, 09/15/2032
(i)
1,340 1,401
General Mills Inc
4.20%, 04/17/2028 100 98
Hormel Foods Corp
1.70%, 06/03/2028 100 91
4.80%, 03/30/2027 847 853
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/2031 200 178

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
J M Smucker Co/The
2.38%, 03/15/2030 $ 100 $ 89
6.50%, 11/15/2043 100 108
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
2.50%, 01/15/2027 100 95
6.50%, 12/01/2052 50 51
7.25%, 11/15/2053
(i)
100 112
Kellanova
4.30%, 05/15/2028 200 198
Kerry Group Financial Services Unltd Co
0.63%, 09/20/2029 EUR 100 98
Kraft Heinz Foods Co
3.88%, 05/15/2027 $ 200 196
4.38%, 06/01/2046 2,055 1,722
4.63%, 10/01/2039 100 91
4.88%, 10/01/2049 492 440
5.50%, 06/01/2050 100 98
Kroger Co/The
3.88%, 10/15/2046 275 212
4.65%, 09/15/2029 693 693
4.65%, 01/15/2048 150 130
5.00%, 09/15/2034 433 426
5.50%, 09/15/2054 899 873
5.65%, 09/15/2064 799 776
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(i)
300 275
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 75
Mars Inc
3.95%, 04/01/2044
(i)
$ 100 82
4.65%, 04/20/2031
(i)
1,142 1,132
Metro Inc/CN
4.27%, 12/04/2047 CAD 100 65
Minerva Luxembourg SA
8.88%, 09/13/2033
(i)
$ 725 761
Mondelez International Holdings Netherlands BV
0.25%, 09/09/2029 EUR 100 95
Mondelez International Inc
0.25%, 03/17/2028 200 198
Nestle Finance International Ltd
1.25%, 03/29/2031 200 197
3.75%, 03/13/2033 100 114
Nestle Holdings Inc
2.50%, 04/04/2032 GBP 100 110
2.63%, 09/14/2051
(i)
$ 150 95
4.85%, 03/14/2033
(i)
200 201
5.25%, 03/13/2026
(h),(i)
911 921
Nestle SA
1.63%, 07/15/2026 CHF 200 235
Performance Food Group Inc
5.50%, 10/15/2027
(i)
$ 1,200 1,190
6.13%, 09/15/2032
(i)
1,000 1,004
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 104
Post Holdings Inc
4.50%, 09/15/2031
(i)
4,100 3,733
4.63%, 04/15/2030
(i)
400 374
6.25%, 10/15/2034
(i)
1,050 1,038
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(i)
6,700 6,206
Smithfield Foods Inc
2.63%, 09/13/2031
(i)
100 83
Sysco Corp
4.45%, 03/15/2048 1,597 1,344
4.50%, 04/01/2046 1,034 877
5.95%, 04/01/2030 118 124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Sysco Corp (continued)
6.60%, 04/01/2050 $ 50 $ 56
Tesco Corporate Treasury Services PLC
0.38%, 07/27/2029 EUR 100 95
2.75%, 04/27/2030 GBP 100 114
Tyson Foods Inc
5.10%, 09/28/2048 $ 100 91
US Foods Inc
4.63%, 06/01/2030
(i)
100 95
7.25%, 01/15/2032
(i)
2,846 2,957
$ 40,565
Forest Products & Paper - 0.17%
Georgia-Pacific LLC
0.95%, 05/15/2026
(i)
1,721 1,628
2.30%, 04/30/2030
(i)
100 88
Glatfelter Corp
7.25%, 11/15/2031
(i)
975 967
International Paper Co
4.40%, 08/15/2047 150 126
LD Celulose International GmbH
7.95%, 01/26/2032
(i)
1,350 1,382
Suzano Austria GmbH
3.13%, 01/15/2032 200 168
$ 4,359
Gas - 0.25%
2i Rete Gas SpA
4.38%, 06/06/2033 EUR 100 113
AltaGas Ltd
4.12%, 04/07/2026 CAD 300 216
APA Infrastructure Ltd
2.50%, 03/15/2036 GBP 100 93
5.13%, 09/16/2034
(i)
$ 100 97
Atmos Energy Corp
1.50%, 01/15/2031 100 83
2.85%, 02/15/2052 100 64
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(i)
150 158
6.42%, 07/18/2054
(i)
477 501
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 129
CenterPoint Energy Resources Corp
5.25%, 03/01/2028 $ 200 203
CU Inc
5.09%, 09/20/2053 CAD 150 115
Enbridge Gas Inc
4.00%, 08/22/2044 200 130
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 177
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 101
Italgas SpA
1.00%, 12/11/2031 100 93
KeySpan Gas East Corp
5.99%, 03/06/2033
(i)
$ 877 902
NiSource Inc
5.65%, 02/01/2045 100 100
6.38%, 03/31/2055
(j)
2,000 1,996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.53%
ONE Gas Inc
2.00%, 05/15/2030 200 174
Piedmont Natural Gas Co Inc
5.10%, 02/15/2035 100 98
Snam SpA
3.38%, 12/05/2026 EUR 200 219

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Southern California Gas Co
2.95%, 04/15/2027 $ 100 $ 96
3.95%, 02/15/2050 25 20
5.60%, 04/01/2054 393 398
Southern Co Gas Capital Corp
1.75%, 01/15/2031 75 62
Vier Gas Transport GmbH
4.63%, 09/26/2032 EUR 100 116
Wales & West Utilities Finance PLC
3.00%, 08/03/2038 GBP 100 96
$ 6,550
Hand & Machine Tools - 0.09%
Regal Rexnord Corp
6.30%, 02/15/2030 $ 150 155
Stanley Black & Decker Inc
4.00%, 03/15/2060
(j)
2,032 1,987
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.00%, 03/06/2028 250 260
$ 2,402
Healthcare - Products - 0.77%
Abbott Laboratories
3.75%, 11/30/2026 200 198
4.75%, 04/15/2043 200 193
Agilent Technologies Inc
2.30%, 03/12/2031 1,410 1,212
2.75%, 09/15/2029 1,188 1,082
Alcon Finance Corp
3.00%, 09/23/2029
(i)
200 185
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 100 103
Baxter International Inc
2.54%, 02/01/2032
(h)
$ 100 84
3.95%, 04/01/2030 100 95
Becton Dickinson Euro Finance Sarl
3.55%, 09/13/2029 EUR 150 166
Boston Scientific Corp
2.65%, 06/01/2030 $ 200 179
DH Europe Finance II Sarl
3.40%, 11/15/2049 100 74
DH Europe Finance Sarl
1.20%, 06/30/2027 EUR 200 209
EssilorLuxottica SA
0.50%, 06/05/2028 200 201
GE HealthCare Technologies Inc
5.65%, 11/15/2027 $ 1,873 1,921
5.91%, 11/22/2032 200 211
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 113
Medline Borrower LP
5.25%, 10/01/2029
(i)
$ 775 751
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 100 104
1.63%, 10/15/2050 100 70
2.25%, 03/07/2039 100 92
Medtronic Inc
4.38%, 03/15/2035 $ 100 96
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 112
Neogen Food Safety Corp
8.63%, 07/20/2030
(i)
$ 2,310 2,500
Sartorius Finance BV
4.88%, 09/14/2035 EUR 100 116
Solventum Corp
5.90%, 04/30/2054
(i)
$ 100 100
Sotera Health Holdings LLC
7.38%, 06/01/2031
(i)
6,430 6,585
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 $ 1,394 $ 1,024
Stryker Corp
0.75%, 03/01/2029 EUR 100 99
3.38%, 11/01/2025 $ 100 99
4.63%, 09/11/2034 963 931
4.85%, 12/08/2028 100 101
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051 EUR 100 76
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 100 83
2.04%, 03/07/2036 CHF 50 62
4.98%, 08/10/2030 $ 100 101
5.00%, 01/31/2029
(h)
585 595
5.40%, 08/10/2043 100 101
Zimmer Biomet Holdings Inc
1.16%, 11/15/2027 EUR 100 103
$ 20,127
Healthcare - Services - 2.12%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
$ 1,425 1,338
5.50%, 07/01/2028
(i)
880 854
Advocate Health & Hospitals Corp
4.27%, 08/15/2048 100 86
Aetna Inc
4.75%, 03/15/2044 100 86
Banner Health
2.34%, 01/01/2030 50 45
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(i)
887 859
Centene Corp
2.50%, 03/01/2031 200 167
4.25%, 12/15/2027 200 193
Cigna Group/The
2.38%, 03/15/2031 688 588
3.40%, 03/01/2027 200 194
3.40%, 03/15/2050 1,596 1,102
3.40%, 03/15/2051 100 68
3.88%, 10/15/2047 310 235
4.38%, 10/15/2028 477 468
4.80%, 08/15/2038 200 185
CommonSpirit Health
4.19%, 10/01/2049 100 82
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(i)
2,115 2,171
DaVita Inc
3.75%, 02/15/2031
(i)
650 565
4.63%, 06/01/2030
(i)
2,025 1,864
6.88%, 09/01/2032
(i)
525 528
Elevance Health Inc
2.88%, 09/15/2029 200 183
3.60%, 03/15/2051 150 109
4.55%, 03/01/2048 100 85
6.10%, 10/15/2052 95 100
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 112
Fresenius Medical Care AG
1.00%, 05/29/2026 100 106
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(i)
$ 150 140
Fresenius SE & Co KGaA
2.88%, 05/24/2030 EUR 100 106
Hackensack Meridian Health Inc
2.88%, 09/01/2050 $ 100 65
HCA Inc
3.38%, 03/15/2029 403 378
3.50%, 09/01/2030 852 781
3.50%, 07/15/2051 1,037 706

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc (continued)
4.50%, 02/15/2027 $ 100 $ 99
4.63%, 03/15/2052 1,253 1,030
5.25%, 06/15/2026 100 100
5.25%, 06/15/2049 560 507
5.45%, 04/01/2031 616 623
5.50%, 06/15/2047 200 189
5.88%, 02/01/2029 200 206
Health Care Service Corp A Mutual Legal Reserve
Co
5.45%, 06/15/2034
(i)
100 100
Humana Inc
3.13%, 08/15/2029 100 92
4.88%, 04/01/2030 1,039 1,024
5.88%, 03/01/2033 522 532
Kaiser Foundation Hospitals
4.15%, 05/01/2047 100 85
LifePoint Health Inc
9.88%, 08/15/2030
(i)
775 848
10.00%, 06/01/2032
(i)
2,975 3,174
11.00%, 10/15/2030
(i)
450 502
Lonza Finance International NV
3.25%, 09/04/2030 EUR 100 109
Mass General Brigham Inc
3.34%, 07/01/2060 $ 100 69
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 100 69
Providence St Joseph Health Obligated Group
2.70%, 10/01/2051 100 61
Quest Diagnostics Inc
5.00%, 12/15/2034 1,050 1,029
Roche Holdings Inc
2.08%, 12/13/2031
(i)
200 168
2.13%, 03/10/2025
(h),(i)
2,276 2,255
2.61%, 12/13/2051
(i)
200 125
3.00%, 11/10/2025
(i)
200 197
4.91%, 03/08/2031
(i)
971 981
5.49%, 11/13/2030
(i)
1,941 2,019
Surgery Center Holdings Inc
7.25%, 04/15/2032
(i)
10,110 10,381
Sutter Health
3.70%, 08/15/2028 200 192
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(i),(k),(l)
595 670
Tenet Healthcare Corp
4.63%, 06/15/2028 100 97
6.13%, 10/01/2028
(h)
8,300 8,292
UnitedHealth Group Inc
1.25%, 01/15/2026 1,485 1,429
2.88%, 08/15/2029 100 93
3.05%, 05/15/2041 50 37
3.10%, 03/15/2026 200 196
4.63%, 11/15/2041 200 184
4.75%, 07/15/2045 200 184
4.75%, 05/15/2052 675 609
4.95%, 05/15/2062 365 332
5.00%, 04/15/2034 200 199
5.05%, 04/15/2053 100 94
5.15%, 07/15/2034 662 667
5.20%, 04/15/2063 100 94
5.25%, 02/15/2028 673 688
5.30%, 02/15/2030 100 103
5.63%, 07/15/2054 100 102
$ 55,385
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0.05%
Structured Asset Securities Corp Mortgage Loan
Trust 2007-BC2
5.15%, 03/25/2037 $ 2,014 $ 1,330
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Home Furnishings - 0.01%
Electrolux AB
4.13%, 10/05/2026 EUR 100 110
Whirlpool Corp
4.75%, 02/26/2029
(h)
$ 200 198
$ 308
Housewares - 0.03%
Newell Brands Inc
6.87%, 04/01/2036
(h)
900 896
Insurance - 3.68%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(i)
900 846
8.25%, 02/01/2029
(i)
4,550 4,624
Ageas SA/NV
1.88%, 11/24/2051
(j)
EUR 100 94
3 Month Euro Interbank Offered Rate +
3.10%
AIA Group Ltd
4.95%, 04/04/2033
(i)
$ 200 200
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(i)
450 427
6.50%, 10/01/2031
(i)
3,100 3,070
6.75%, 10/15/2027
(i)
900 897
Allianz Finance II BV
0.50%, 01/14/2031 EUR 100 94
Allianz SE
4.25%, 07/05/2052
(j)
200 220
3 Month Euro Interbank Offered Rate +
3.55%
Allstate Corp/The
5.05%, 06/24/2029 $ 944 952
5.25%, 03/30/2033 100 101
American International Group Inc
5.13%, 03/27/2033 100 100
AmFam Holdings Inc
2.81%, 03/11/2031
(i)
100 78
AmWINS Group Inc
4.88%, 06/30/2029
(i)
5,275 4,965
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 100 86
3.90%, 02/28/2052 100 77
Aon North America Inc
5.30%, 03/01/2031 1,214 1,237
5.45%, 03/01/2034 100 102
5.75%, 03/01/2054 785 794
Arch Capital Group Ltd
3.64%, 06/30/2050 100 74
Ardonagh Finco Ltd
7.75%, 02/15/2031
(i)
1,750 1,794
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(i)
4,725 4,827
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(j)
1,500 1,493
3 Month USD LIBOR + 3.59%
Arthur J Gallagher & Co
5.75%, 03/02/2053 974 972
5.75%, 07/15/2054 270 272
ASR Nederland NV
3.38%, 05/02/2049
(j)
EUR 100 106
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Assicurazioni Generali SPA
2.12%, 10/01/2030 EUR 150 $ 151
AssuredPartners Inc
5.63%, 01/15/2029
(i)
$ 500 473
7.50%, 02/15/2032
(i)
5,040 5,076
Athene Global Funding
1.61%, 06/29/2026
(i)
300 284
1.73%, 10/02/2026
(i)
1,678 1,581
4.86%, 08/27/2026
(i)
886 884
Athene Holding Ltd
3.45%, 05/15/2052 821 543
6.25%, 04/01/2054 100 103
Aviva PLC
6.88%, 05/20/2058
(j)
GBP 100 130
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(j)
EUR 100 107
3 Month Euro Interbank Offered Rate +
3.20%
3.38%, 07/06/2047
(j)
100 109
3 Month Euro Interbank Offered Rate +
3.75%
AXIS Specialty Finance LLC
3.90%, 07/15/2029 $ 100 95
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 89
2.50%, 01/15/2051 $ 150 92
2.88%, 03/15/2032 200 178
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 100 92
Brighthouse Financial Inc
4.70%, 06/22/2047
(h)
$ 100 79
Brown & Brown Inc
5.65%, 06/11/2034 100 102
Chubb Corp/The
6.50%, 05/15/2038 100 112
Chubb INA Holdings LLC
1.38%, 09/15/2030 200 167
4.65%, 08/15/2029 1,315 1,316
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 EUR 200 206
Corebridge Financial Inc
3.90%, 04/05/2032 $ 200 183
Corebridge Global Funding
5.90%, 09/19/2028
(i)
100 103
Dai-ichi Life Insurance Co Ltd/The
4.00%, 07/24/2026
(g),(i),(j)
200 196
3 Month USD LIBOR + 3.66%
Empower Finance 2020 LP
1.36%, 09/17/2027
(i)
200 181
Enstar Group Ltd
3.10%, 09/01/2031 1,034 875
4.95%, 06/01/2029 100 99
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(i)
1,555 1,470
6.38%, 06/02/2028 GBP 100 134
Everest Reinsurance Holdings Inc
3.13%, 10/15/2052 $ 100 63
F&G Annuities & Life Inc
6.25%, 10/04/2034 269 261
F&G Global Funding
2.30%, 04/11/2027
(i)
1,152 1,073
Fairfax Financial Holdings Ltd
4.23%, 06/14/2029 CAD 100 72
6.00%, 12/07/2033 $ 100 103
Farmers Insurance Exchange
4.75%, 11/01/2057
(i),(j)
100 80
3 Month USD LIBOR + 3.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
First American Financial Corp
5.45%, 09/30/2034 $ 268 $ 260
GA Global Funding Trust
5.50%, 01/08/2029
(i)
150 152
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
150 142
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 100 67
Groupe des Assurances du Credit Mutuel SADIR
5.00%, 10/30/2044
(j)
EUR 100 111
3 Month Euro Interbank Offered Rate +
3.25%
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(i)
$ 50 44
Hannover Rueck SE
5.88%, 08/26/2043
(j)
EUR 100 122
3 Month Euro Interbank Offered Rate +
3.75%
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 $ 75 48
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(i)
1,675 1,705
8.13%, 02/15/2032
(i)
1,675 1,695
HUB International Ltd
7.38%, 01/31/2032
(i)
9,210 9,395
Intact Financial Corp
5.28%, 09/14/2054 CAD 100 79
Jackson Financial Inc
5.17%, 06/08/2027 $ 200 201
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(i)
3,760 3,977
Legal & General Group PLC
4.50%, 11/01/2050
(j)
GBP 100 119
Generic Britain 5 Year Government Bond +
5.25%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(i)
$ 100 70
4.30%, 02/01/2061
(i)
2,597 1,705
7.80%, 03/07/2087
(i)
2,000 2,220
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 89
M&G PLC
6.25%, 10/20/2068
(j)
GBP 100 118
Generic Britain 5 Year Government Bond +
5.30%
Manulife Financial Corp
2.48%, 05/19/2027 $ 100 95
Mapfre SA
4.38%, 03/31/2047
(j)
EUR 100 110
3 Month Euro Interbank Offered Rate +
4.54%
Markel Group Inc
3.35%, 09/17/2029 $ 100 93
Marsh & McLennan Cos Inc
1.35%, 09/21/2026 EUR 100 105
4.55%, 11/08/2027
(m)
$ 701 701
5.40%, 09/15/2033
(h)
200 206
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(i)
100 99
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(i),(j)
500 502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
3.85%, 09/15/2025
(g),(j)
$ 2,300 $ 2,251
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
5.25%, 01/15/2054 200 196
9.25%, 04/08/2068
(i)
3,575 4,237
3 Month USD LIBOR + 5.54%
Metropolitan Life Global Funding I
0.55%, 06/16/2027 EUR 100 103
3.50%, 09/30/2026 GBP 100 125
5.40%, 09/12/2028
(i)
$ 150 154
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(j)
EUR 100 93
3 Month Euro Interbank Offered Rate +
2.55%
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(i)
$ 100 77
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 110
0.85%, 01/15/2026
(i)
$ 150 143
3.25%, 04/07/2027
(i)
100 97
4.85%, 01/09/2028
(i)
479 484
5.25%, 06/30/2026 CAD 100 74
New York Life Insurance Co
3.75%, 05/15/2050
(i)
$ 100 76
Nippon Life Insurance Co
5.95%, 04/16/2054
(i)
1,200 1,230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.18%
NN Group NV
4.63%, 01/13/2048
(j)
EUR 100 112
3 Month Euro Interbank Offered Rate +
4.95%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(i)
$ 659 656
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(i)
150 106
Pacific Life Global Funding II
5.50%, 08/28/2026
(i)
200 203
Pacific Life Insurance Co
4.30%, 10/24/2067
(i),(j)
100 80
3 Month USD LIBOR + 2.80%
Pension Insurance Corp PLC
4.63%, 05/07/2031 GBP 100 116
Pine Street Trust II
5.57%, 02/15/2049
(i)
$ 100 96
Pricoa Global Funding I
4.65%, 08/27/2031
(i)
439 432
5.55%, 08/28/2026
(i)
150 153
Progressive Corp/The
3.20%, 03/26/2030 200 186
Protective Life Global Funding
5.21%, 04/14/2026
(i)
200 201
Prudential Financial Inc
3.70%, 10/01/2050
(j)
100 91
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 100 76
3.94%, 12/07/2049 150 118
5.70%, 09/15/2048
(j)
282 284
3 Month USD LIBOR + 2.67%
6.50%, 03/15/2054
(j)
1,000 1,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Prudential Funding Asia PLC
3.13%, 04/14/2030
(h)
100 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc
3.15%, 06/15/2030 $ 100 $ 91
Rothesay Life PLC
3.38%, 07/12/2026 GBP 100 125
Sammons Financial Group Inc
6.88%, 04/15/2034
(i)
$ 100 105
Sampo Oyj
2.50%, 09/03/2052
(j)
EUR 100 97
3 Month Euro Interbank Offered Rate +
3.60%
SBL Holdings Inc
5.00%, 02/18/2031
(i)
$ 1,104 985
5.13%, 11/13/2026
(i)
100 98
7.20%, 10/30/2034
(i)
557 540
Sun Life Financial Inc
4.78%, 08/10/2034
(j)
CAD 100 74
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I AG
3.25%, 08/31/2029 EUR 100 109
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(i),(j)
$ 200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(i),(j)
1,800 1,802
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(i)
100 83
Travelers Cos Inc/The
3.05%, 06/08/2051 200 137
Western & Southern Life Insurance Co/The
5.15%, 01/15/2049
(i)
100 92
Willis North America Inc
4.50%, 09/15/2028 100 98
4.65%, 06/15/2027 1,264 1,260
5.90%, 03/05/2054 993 997
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(j)
7,000 6,050
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 96,031
Internet - 0.55%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 350 309
Alphabet Inc
1.90%, 08/15/2040 100 67
2.05%, 08/15/2050 100 59
Amazon.com Inc
1.00%, 05/12/2026 200 190
2.10%, 05/12/2031 200 172
3.15%, 08/22/2027 200 194
3.30%, 04/13/2027 782 764
3.60%, 04/13/2032 276 258
3.88%, 08/22/2037 505 453
3.95%, 04/13/2052 100 82
4.05%, 08/22/2047 550 467
4.10%, 04/13/2062 150 123
4.65%, 12/01/2029 492 496
Booking Holdings Inc
1.80%, 03/03/2027 EUR 200 214
4.50%, 11/15/2031 100 117
Cablevision Lightpath LLC
3.88%, 09/15/2027
(i)
$ 1,200 1,140
5.63%, 09/15/2028
(i)
1,700 1,578

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
eBay Inc
2.70%, 03/11/2030 $ 200 $ 180
Gen Digital Inc
7.13%, 09/30/2030
(i)
2,800 2,898
Meta Platforms Inc
4.60%, 05/15/2028 200 201
4.75%, 08/15/2034 100 99
5.55%, 08/15/2064 487 493
5.60%, 05/15/2053 200 207
Netflix Inc
3.63%, 06/15/2030 EUR 100 111
5.88%, 11/15/2028 $ 200 209
Prosus NV
2.78%, 01/19/2034 EUR 100 96
3.06%, 07/13/2031
(h)
$ 200 171
4.85%, 07/06/2027 200 197
Tencent Holdings Ltd
3.24%, 06/03/2050 200 141
3.58%, 04/11/2026 200 197
Uber Technologies Inc
4.80%, 09/15/2034 100 97
United Group BV
7.79%, 02/15/2031 EUR 1,650 1,790
3 Month Euro Interbank Offered Rate +
4.25%
7.79%, 02/15/2031
(i)
550 597
3 Month Euro Interbank Offered Rate +
4.25%
$ 14,367
Investment Companies - 0.22%
Ares Capital Corp
7.00%, 01/15/2027 $ 200 207
Blackstone Private Credit Fund
3.25%, 03/15/2027 200 189
Blue Owl Capital Corp
2.63%, 01/15/2027 200 187
Blue Owl Technology Finance Corp
2.50%, 01/15/2027 100 93
Blue Owl Technology Finance Corp II
6.75%, 04/04/2029
(i)
100 99
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 90
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 2,225 1,856
9.00%, 06/15/2030 1,700 1,642
9.75%, 01/15/2029 1,125 1,124
JAB Holdings BV
4.75%, 06/29/2032 EUR 100 116
Wendel SE
4.50%, 06/19/2030 100 113
$ 5,716
Iron & Steel - 3.00%
ArcelorMittal SA
6.35%, 06/17/2054 $ 686 686
6.80%, 11/29/2032
(h)
100 108
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(i)
13,822 12,512
CSN Inova Ventures
6.75%, 01/28/2028 1,625 1,553
Material Sciences Corp
0.00%, PIK 13.06%; 07/09/2026
(e),(f),(k),(l)
22,969 22,969
Nucor Corp
3.13%, 04/01/2032 100 89
4.30%, 05/23/2027 727 724
POSCO
5.75%, 01/17/2028 200 205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
$ 550 $ —
Specialty Steel
15.29%, 11/15/2026
(e),(f)
38,772 38,772
Steel Dynamics Inc
5.38%, 08/15/2034 440 443
Vale Overseas Ltd
6.13%, 06/12/2033 200 205
$ 78,266
Leisure Products & Services - 0.00%
Brunswick Corp/DE
4.40%, 09/15/2032 100 92
Lodging - 0.45%
Boyd Gaming Corp
4.75%, 06/15/2031
(i)
3,050 2,846
Hyatt Hotels Corp
5.50%, 06/30/2034 618 618
5.75%, 01/30/2027 100 102
InterContinental Hotels Group PLC
3.38%, 10/08/2028 GBP 100 120
Marriott International Inc/MD
2.85%, 04/15/2031 $ 1,598 1,405
3.50%, 10/15/2032 906 806
Sands China Ltd
5.40%, 08/08/2028 200 199
Station Casinos LLC
4.63%, 12/01/2031
(i)
6,150 5,588
$ 11,684
Machinery - Construction & Mining - 0.16%
Caterpillar Financial Services Corp
4.38%, 08/16/2029 385 382
4.80%, 01/06/2026 903 906
4.85%, 02/27/2029
(h)
573 580
5.00%, 05/14/2027 316 321
Caterpillar Inc
3.80%, 08/15/2042 200 167
Siemens Energy Finance BV
4.25%, 04/05/2029 EUR 100 112
Terex Corp
6.25%, 10/15/2032
(i)
$ 1,650 1,642
$ 4,110
Machinery - Diversified - 0.73%
AGCO Corp
5.45%, 03/21/2027 287 290
Chart Industries Inc
7.50%, 01/01/2030
(i)
1,920 1,997
9.50%, 01/01/2031
(i)
1,085 1,167
CNH Industrial Capital LLC
1.88%, 01/15/2026 100 97
5.50%, 01/12/2029 843 862
Deere & Co
3.75%, 04/15/2050 100 81
Ingersoll Rand Inc
5.70%, 08/14/2033 100 104
John Deere Capital Corp
1.70%, 01/11/2027 100 94
3.45%, 03/07/2029 200 191
4.40%, 09/08/2031 935 913
4.70%, 06/10/2030 740 741
4.75%, 01/20/2028 367 370
4.90%, 06/11/2027 618 625
4.95%, 07/14/2028 436 442
5.05%, 06/12/2034 100 101
5.10%, 04/11/2034 931 944
5.15%, 09/08/2026 200 203
John Deere Financial Inc
2.31%, 06/20/2025 CAD 100 71

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
nVent Finance Sarl
2.75%, 11/15/2031 $ 586 $ 497
4.55%, 04/15/2028 150 149
Otis Worldwide Corp
3.36%, 02/15/2050 50 36
SPX FLOW Inc
8.75%, 04/01/2030
(h),(i)
5,571 5,791
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(i)
2,590 2,602
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 150 149
5.61%, 03/11/2034 363 373
Xylem Inc/NY
2.25%, 01/30/2031 100 87
$ 18,977
Manufactured Housing Asset Backed Securities - 0.07%
BCMSC Trust 2000-A
5.12%, 06/15/2030 7,432 316
1.00 x 1 Month USD LIBOR + 0.16%
Greenpoint Manufactured Housing
9.23%, 12/15/2029
(k)
1,561 1,540
$ 1,856
Media - 2.35%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 105
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
$ 1,550 1,345
4.25%, 01/15/2034
(h),(i)
5,200 4,155
4.50%, 05/01/2032 2,865 2,437
4.50%, 06/01/2033
(i)
2,550 2,121
4.75%, 03/01/2030
(i)
750 682
5.38%, 06/01/2029
(i)
1,200 1,145
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 955 654
3.85%, 04/01/2061 1,271 763
4.80%, 03/01/2050 1,737 1,303
4.91%, 07/23/2025 47 47
5.38%, 05/01/2047 50 41
5.50%, 04/01/2063 150 119
6.10%, 06/01/2029 598 611
6.38%, 10/23/2035 200 200
6.48%, 10/23/2045 100 94
Comcast Corp
0.75%, 02/20/2032 EUR 100 91
1.50%, 02/20/2029 GBP 200 225
1.50%, 02/15/2031 $ 200 164
2.65%, 02/01/2030 25 23
2.94%, 11/01/2056 151 93
2.99%, 11/01/2063 200 119
3.40%, 04/01/2030 448 419
3.75%, 04/01/2040 200 165
3.97%, 11/01/2047 200 159
4.00%, 11/01/2049 200 159
4.15%, 10/15/2028 851 836
4.60%, 10/15/2038 968 895
4.65%, 02/15/2033 200 197
4.80%, 05/15/2033
(h)
100 99
5.50%, 05/15/2064 861 840
Cox Communications Inc
3.50%, 08/15/2027
(i)
100 96
3.60%, 06/15/2051
(i)
100 68
5.45%, 09/15/2028
(i)
632 643
5.45%, 09/01/2034
(i)
769 750
5.95%, 09/01/2054
(i)
373 356
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC
4.63%, 12/01/2030
(i)
$ 1,676 $ 843
5.50%, 04/15/2027
(i)
1,525 1,357
7.50%, 04/01/2028
(i)
1,550 1,018
Discovery Communications LLC
3.63%, 05/15/2030 1,065 943
6.35%, 06/01/2040 100 94
DISH Network Corp
11.75%, 11/15/2027
(i)
2,500 2,632
Fox Corp
5.58%, 01/25/2049 741 703
6.50%, 10/13/2033 100 106
Grupo Televisa SAB
6.63%, 01/15/2040 100 95
McGraw-Hill Education Inc
7.38%, 09/01/2031
(i)
760 778
8.00%, 08/01/2029
(i)
2,800 2,818
Paramount Global
4.20%, 06/01/2029 100 93
4.60%, 01/15/2045 352 254
4.85%, 07/01/2042 828 643
5.85%, 09/01/2043 194 165
Pearson Funding PLC
5.38%, 09/12/2034 GBP 100 125
Sirius XM Radio Inc
4.13%, 07/01/2030
(i)
$ 1,275 1,141
SportsNet New York
10.25%, 01/15/2025
(e),(f)
20,090 18,921
Time Warner Cable LLC
5.50%, 09/01/2041 250 211
6.55%, 05/01/2037 1,104 1,062
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
3,825 3,288
Walt Disney Co/The
1.75%, 01/13/2026
(h)
100 97
2.00%, 09/01/2029 947 842
2.65%, 01/13/2031 100 89
3.60%, 01/13/2051 150 113
4.75%, 09/15/2044 100 92
5.40%, 10/01/2043 100 100
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
525 524
$ 61,366
Mining - 1.14%
Anglo American Capital PLC
4.50%, 09/15/2028 EUR 100 113
5.50%, 05/02/2033 $ 200 202
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(i)
1,700 1,787
11.50%, 10/01/2031
(i)
3,300 3,672
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 100 104
BHP Billiton Finance Ltd
4.30%, 09/25/2042 GBP 100 108
BHP Billiton Finance USA Ltd
4.88%, 02/27/2026 $ 100 100
5.50%, 09/08/2053 100 102
Century Aluminum Co
7.50%, 04/01/2028
(h),(i)
9,530 9,622
Constellium SE
3.75%, 04/15/2029
(i)
1,575 1,425
6.38%, 08/15/2032
(i)
1,200 1,181
First Quantum Minerals Ltd
9.38%, 03/01/2029
(i)
1,900 2,020
Freeport-McMoRan Inc
5.45%, 03/15/2043 100 96
Glencore Capital Finance DAC
0.75%, 03/01/2029 EUR 150 146

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Glencore Funding LLC
3.88%, 04/27/2051
(i)
$ 100 $ 75
4.00%, 03/27/2027
(i)
100 98
Kinross Gold Corp
4.50%, 07/15/2027 150 148
Navoi Mining & Metallurgical Combinat
6.95%, 10/17/2031
(i)
975 977
Newmont Corp
2.60%, 07/15/2032 100 86
Newmont Corp / Newcrest Finance Pty Ltd
5.30%, 03/15/2026 411 415
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(i)
19,888 —
Novelis Corp
3.88%, 08/15/2031
(i)
400 351
4.75%, 01/30/2030
(i)
2,889 2,707
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 100 64
South32 Treasury Ltd
4.35%, 04/14/2032
(i)
1,264 1,174
Southern Copper Corp
6.75%, 04/16/2040 100 110
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(i)
525 539
9.50%, 10/06/2028
(i)
1,775 1,829
9.50%, 10/06/2028 400 412
$ 29,663
Miscellaneous Manufacturers - 0.14%
3M Co
3.63%, 09/14/2028 100 97
3.63%, 10/15/2047 150 113
Alstom SA
0.00%, 01/11/2029
(d)
EUR 100 95
Carlisle Cos Inc
2.20%, 03/01/2032 $ 100 83
Eaton Corp
4.15%, 11/02/2042 100 86
Illinois Tool Works Inc
1.00%, 06/05/2031 EUR 100 95
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 150 123
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 200 196
0.63%, 02/25/2027 100 104
1.38%, 09/06/2030 50 50
2.15%, 03/11/2031
(i)
$ 250 217
3.00%, 09/08/2033 EUR 100 108
3.25%, 05/27/2025
(i)
$ 2,260 2,243
3.63%, 02/22/2044 EUR 100 108
Teledyne Technologies Inc
2.75%, 04/01/2031 $ 50 44
$ 3,762
Mortgage Backed Securities - 0.73%
Alternative Loan Trust 2005-30CB
5.50%, 08/25/2035 992 650
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.86%
Angel Oak Mortgage Trust 2022-6
4.30%, 07/25/2067
(i),(k)
1,360 1,343
Banc of America Funding 2007-1 Trust
6.44%, 01/25/2037
(k)
937 858
Bear Stearns Mortgage Funding Trust 2006-AR1
5.27%, 07/25/2036 414 375
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Bravo Mortgage Asset Trust
5.45%, 07/25/2036
(i)
$ 311 $ 277
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
COLT 2021-RPL1 Trust
1.67%, 09/25/2061
(i),(k)
343 306
CSMC 2021-RPL2Trust
1.11%, 01/25/2060
(i),(k)
343 286
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR2
5.15%, 03/25/2037 640 583
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Fannie Mae REMICS
1.03%, 05/25/2046
(o)
7,734 817
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 09/25/2046
(o)
2,025 224
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 01/25/2047
(o)
3,470 395
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 12/25/2049
(o)
4,526 493
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 05/25/2050
(o)
3,082 349
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.08%, 08/25/2049
(o)
3,251 333
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.08%, 11/25/2049
(o)
4,608 490
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.10%, 06/25/2050
(o)
2,021 238
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.23%, 03/25/2048
(o)
1,981 218
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.23%, 06/25/2048
(o)
2,163 274
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.73%, 12/25/2042
(o)
1,802 214
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
First Horizon Alternative Mortgage Securities Trust
2006-FA8
6.25%, 02/25/2037 3,073 1,235
Freddie Mac REMICS
1.08%, 10/25/2049
(o)
3,535 382
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.53%, 05/15/2042
(o)
3,580 378
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
1.53%, 08/15/2043
(o)
3,970 434
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
1.18%, 04/20/2046
(o)
8,242 937
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.23%, 11/20/2046
(o)
5,035 597
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.36%, 09/20/2050
(o)
$ 2,125 $ 302
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.43%, 08/20/2051
(o)
3,088 429
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.50%, 11/20/2050
(o)
7,345 1,066
RALI Series 2005-QS17 Trust
6.00%, 12/25/2035 931 781
6.00%, 12/25/2035 639 537
RALI Series 2006-QS12 Trust
5.50%, 09/25/2036 2,749 1,955
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
Structured Asset Mortgage Investments II Trust
2007-AR1
5.17%, 01/25/2037 280 248
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.43%
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-5 Trust
6.00%, 07/25/2036 1,627 1,151
$ 19,155
Oil & Gas - 2.78%
Aker BP ASA
3.75%, 01/15/2030
(i)
200 187
5.80%, 10/01/2054
(i)
696 652
Apache Corp
5.35%, 07/01/2049 2,455 2,038
6.00%, 01/15/2037 466 467
BP Capital Markets America Inc
3.00%, 02/24/2050 937 616
3.38%, 02/08/2061 100 66
3.54%, 04/06/2027 1,894 1,851
4.89%, 09/11/2033 824 810
BP Capital Markets PLC
2.52%, 04/07/2028 EUR 300 321
3.25%, 03/22/2026
(g),(j)
100 108
EUR Swap Annual (VS 6 Month) 5 Year +
3.52%
3.63%, 03/22/2029
(g),(j)
100 107
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
3.72%, 11/28/2028 $ 200 193
4.88%, 03/22/2030
(g),(j)
1,000 973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Canadian Natural Resources Ltd
2.95%, 07/15/2030 100 89
Cenovus Energy Inc
6.75%, 11/15/2039 100 109
Chevron Corp
2.24%, 05/11/2030 1,376 1,216
2.95%, 05/16/2026 225 220
Chevron USA Inc
4.20%, 10/15/2049 576 482
Civitas Resources Inc
8.63%, 11/01/2030
(i)
1,200 1,261
Comstock Resources Inc
5.88%, 01/15/2030
(i)
2,125 1,942
ConocoPhillips Co
5.05%, 09/15/2033
(h)
100 100
5.70%, 09/15/2063 150 151
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
100 83
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Devon Energy Corp
5.25%, 10/15/2027 $ 100 $ 100
5.75%, 09/15/2054 503 468
7.95%, 04/15/2032 100 115
Diamondback Energy Inc
4.40%, 03/24/2051 988 791
5.75%, 04/18/2054 150 146
5.90%, 04/18/2064 338 327
6.25%, 03/15/2053 1,261 1,303
Energean Israel Finance Ltd
5.88%, 03/30/2031
(i)
2,850 2,432
Eni SpA
0.63%, 01/23/2030 EUR 100 95
4.25%, 05/09/2029
(i)
$ 200 196
4.25%, 05/19/2033 EUR 100 113
5.95%, 05/15/2054
(i)
$ 533 529
EOG Resources Inc
4.15%, 01/15/2026 100 99
EQT Corp
3.63%, 05/15/2031
(i)
1,965 1,758
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 91
3.29%, 03/19/2027 $ 200 196
3.45%, 04/15/2051 300 220
Gulfport Energy Operating Corp
6.75%, 09/01/2029
(i)
1,500 1,508
Helmerich & Payne Inc
5.50%, 12/01/2034
(i)
1,239 1,173
Hess Corp
4.30%, 04/01/2027 200 198
HF Sinclair Corp
5.00%, 02/01/2028 604 598
Hilcorp Energy I LP / Hilcorp Finance Co
6.00%, 02/01/2031
(i)
1,275 1,205
6.25%, 04/15/2032
(i)
2,275 2,135
7.25%, 02/15/2035
(i)
1,800 1,766
8.38%, 11/01/2033
(i)
200 209
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
2,350 2,225
Marathon Oil Corp
5.20%, 06/01/2045 100 95
5.30%, 04/01/2029 965 982
6.60%, 10/01/2037 800 880
Matador Resources Co
6.25%, 04/15/2033
(i)
2,475 2,422
MEG Energy Corp
5.88%, 02/01/2029
(i)
150 147
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 69
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 1,314 1,009
5.20%, 08/01/2029 675 673
6.05%, 10/01/2054 50 48
6.13%, 01/01/2031 874 901
6.38%, 09/01/2028 150 155
6.45%, 09/15/2036 634 655
6.63%, 09/01/2030 100 105
OMV AG
3.75%, 09/04/2036 EUR 100 108
ORLEN SA
1.13%, 05/27/2028 100 100
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
$ 14,402 1,354
Petroleos Mexicanos
6.50%, 01/23/2029 2,700 2,537
7.69%, 01/23/2050 2,235 1,734

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Phillips 66 Co
3.75%, 03/01/2028 $ 200 $ 194
5.25%, 06/15/2031 1,091 1,100
5.30%, 06/30/2033 100 100
5.50%, 03/15/2055 100 95
Pioneer Natural Resources Co
5.10%, 03/29/2026 488 492
Puma International Financing SA
7.75%, 04/25/2029
(i)
2,475 2,528
Reliance Industries Ltd
2.88%, 01/12/2032 250 216
Repsol International Finance BV
0.25%, 08/02/2027 EUR 200 202
Shell Finance US Inc
4.38%, 05/11/2045 $ 200 173
Shell International Finance BV
1.25%, 11/11/2032 EUR 100 93
2.50%, 09/12/2026 $ 100 96
3.00%, 11/26/2051 75 50
5.50%, 03/25/2040 100 102
SM Energy Co
7.00%, 08/01/2032
(i)
1,975 1,959
Suncor Energy Inc
3.75%, 03/04/2051 100 73
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 75 73
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 100 82
2.99%, 06/29/2041 $ 200 149
3.39%, 06/29/2060 50 34
TotalEnergies Capital SA
5.43%, 09/10/2064 1,374 1,323
5.64%, 04/05/2064 277 276
TotalEnergies SE
1.63%, 10/25/2027
(g),(j)
EUR 100 102
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(g),(j)
100 94
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
Transocean Inc
6.80%, 03/15/2038 $ 2,050 1,701
7.50%, 04/15/2031 2,850 2,659
8.50%, 05/15/2031
(i)
1,675 1,688
Trident Energy Finance PLC
12.50%, 11/30/2029
(i)
2,000 2,096
Valero Energy Corp
3.65%, 12/01/2051 100 70
Var Energi ASA
7.50%, 01/15/2028
(i)
200 212
Viper Energy Inc
7.38%, 11/01/2031
(i)
1,475 1,533
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(i)
4,000 3,879
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 100
Woodside Finance Ltd
4.50%, 03/04/2029
(i)
$ 150 146
5.10%, 09/12/2034 698 676
$ 72,378
Oil & Gas Services - 0.11%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 93
Halliburton Co
4.75%, 08/01/2043 749 669
4.85%, 11/15/2035 200 192
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Schlumberger Holdings Corp
3.90%, 05/17/2028
(i)
$ 200 $ 195
Yinson Production Financial Services Pte Ltd
9.63%, 05/03/2029
(i)
1,550 1,604
$ 2,753
Other Asset Backed Securities - 0.58%
Crestline Denali CLO XV Ltd
5.91%, 04/20/2030
(i)
775 775
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Golub Capital Partners Clo 36m Ltd
7.15%, 02/05/2031
(i)
586 586
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.91%
ICG US CLO 2015-2R Ltd
6.28%, 01/16/2033
(i)
712 713
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.63%
Invitation Homes 2024-SFR1 Trust
4.00%, 09/17/2041
(i)
1,497 1,427
Man GLG US CLO
6.02%, 04/22/2030
(i)
740 740
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
MidOcean Credit CLO VI
5.85%, 04/20/2033
(i)
391 391
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
Midocean Credit Clo VIII
6.69%, 02/20/2031
(i)
3,537 3,538
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.56%
Mountain View CLO IX Ltd
6.04%, 07/15/2031
(i)
2,317 2,317
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
OCP CLO 2014-6 Ltd
5.80%, 10/17/2030
(i)
724 725
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Verizon Master Trust
1.53%, 07/20/2028 2,025 2,011
Zais Clo 13 Ltd
5.96%, 07/15/2032
(i)
1,963 1,964
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
$ 15,187
Packaging & Containers - 0.69%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,161 1,006
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(i)
5,800 5,088
Packaging Corp of America
3.40%, 12/15/2027 200 193
5.70%, 12/01/2033 974 1,010
Sealed Air Corp/Sealed Air Corp US
7.25%, 02/15/2031
(i)
1,400 1,453
Sonoco Products Co
1.80%, 02/01/2025
(h)
2,282 2,261
4.60%, 09/01/2029 447 436
5.00%, 09/01/2034 633 606
Trivium Packaging Finance BV
5.50%, 08/15/2026
(i)
5,825 5,774
WRKCo Inc
3.00%, 06/15/2033 100 85
$ 17,912

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1.47%
AbbVie Inc
0.75%, 11/18/2027 EUR 200 $ 205
4.05%, 11/21/2039 $ 1,949 1,713
4.25%, 11/14/2028 100 99
4.25%, 11/21/2049 1,116 948
4.88%, 11/14/2048 200 187
4.95%, 03/15/2031 727 734
5.05%, 03/15/2034 50 50
5.50%, 03/15/2064 50 50
Astrazeneca Finance LLC
4.85%, 02/26/2029 1,142 1,153
4.88%, 03/03/2028 952 962
4.90%, 03/03/2030 1,040 1,054
AstraZeneca PLC
0.70%, 04/08/2026 200 190
1.38%, 08/06/2030 200 168
3.00%, 05/28/2051 100 69
Bayer AG
4.00%, 08/26/2026 EUR 100 110
4.63%, 05/26/2033 100 114
Bayer US Finance II LLC
3.95%, 04/15/2045
(i)
$ 100 71
4.25%, 12/15/2025
(i)
200 198
4.70%, 07/15/2064
(i)
100 76
Becton Dickinson & Co
3.79%, 05/20/2050 100 77
4.30%, 08/22/2032 345 329
4.69%, 02/13/2028 985 985
Bristol-Myers Squibb Co
1.13%, 11/13/2027 100 91
2.95%, 03/15/2032 631 557
3.25%, 08/01/2042 347 263
3.70%, 03/15/2052 200 151
3.90%, 02/20/2028 100 98
3.90%, 03/15/2062 200 149
4.13%, 06/15/2039 200 176
5.75%, 02/01/2031 1,043 1,096
6.40%, 11/15/2063 631 705
Cardinal Health Inc
4.60%, 03/15/2043 2,156 1,869
4.90%, 09/15/2045 100 90
5.13%, 02/15/2029 474 478
Cencora Inc
2.70%, 03/15/2031 100 88
4.30%, 12/15/2047 586 489
5.13%, 02/15/2034 1,075 1,068
CVS Health Corp
3.00%, 08/15/2026 200 194
4.78%, 03/25/2038 1,553 1,385
5.00%, 02/20/2026 100 100
5.00%, 01/30/2029 300 299
5.05%, 03/25/2048 200 173
5.13%, 07/20/2045 842 738
5.55%, 06/01/2031 698 703
6.05%, 06/01/2054 100 99
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 93
3.38%, 03/15/2029 $ 250 239
4.15%, 08/14/2027 310 309
4.50%, 02/09/2029 200 200
4.70%, 02/27/2033 736 733
4.88%, 02/27/2053 100 95
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 300 294
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 100 93
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Grifols SA
3.88%, 10/15/2028
(i)
EUR 1,125 $ 1,111
4.75%, 10/15/2028
(i)
$ 1,900 1,751
Johnson & Johnson
0.95%, 09/01/2027 200 183
1.15%, 11/20/2028 EUR 100 103
2.10%, 09/01/2040 $ 400 275
4.80%, 06/01/2029
(h)
733 745
Merck & Co Inc
3.40%, 03/07/2029 200 191
4.90%, 05/17/2044 200 191
5.15%, 05/17/2063 100 96
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 94
MSD Netherlands Capital BV
3.70%, 05/30/2044 100 109
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 177
3.70%, 09/21/2042 100 83
4.00%, 09/18/2031 621 597
Novartis Finance SA
0.00%, 09/23/2028
(d)
EUR 200 195
Novo Nordisk Finance Netherlands BV
1.38%, 03/31/2030 100 101
Option Care Health Inc
4.38%, 10/31/2029
(i)
$ 2,210 2,034
Pfizer Inc
2.74%, 06/15/2043 GBP 100 87
3.45%, 03/15/2029 $ 100 96
3.90%, 03/15/2039 200 174
4.00%, 03/15/2049 100 82
Pfizer Investment Enterprises Pte Ltd
4.75%, 05/19/2033 864 852
5.11%, 05/19/2043 621 603
5.30%, 05/19/2053 882 863
5.34%, 05/19/2063 559 538
Sanofi SA
1.25%, 04/06/2029 EUR 200 203
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 100 99
3.03%, 07/09/2040 $ 200 150
5.00%, 11/26/2028 200 202
5.80%, 07/05/2064 1,134 1,152
Upjohn Finance BV
1.36%, 06/23/2027 EUR 100 104
Viatris Inc
2.30%, 06/22/2027 $ 100 93
2.70%, 06/22/2030 100 87
3.85%, 06/22/2040 521 391
4.00%, 06/22/2050 1,245 861
Wyeth LLC
5.95%, 04/01/2037 506 538
Zoetis Inc
4.45%, 08/20/2048 100 86
5.60%, 11/16/2032 456 474
$ 38,428
Pipelines - 2.15%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 1,956 1,964
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.75%, 01/15/2028
(i)
225 224
Blue Racer Midstream LLC / Blue Racer Finance
Corp
7.25%, 07/15/2032
(i)
925 956
Boardwalk Pipelines LP
4.80%, 05/03/2029 100 99

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Buckeye Partners LP
4.50%, 03/01/2028
(i)
$ 1,025 $ 976
5.60%, 10/15/2044 375 318
5.85%, 11/15/2043 1,450 1,253
Cheniere Energy Partners LP
3.25%, 01/31/2032 100 87
4.00%, 03/01/2031 100 92
CNX Midstream Partners LP
4.75%, 04/15/2030
(i)
2,825 2,630
Coastal Gaslink Pipeline LP
4.69%, 09/30/2029 CAD 200 149
5.19%, 09/30/2034 100 76
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(i)
$ 100 106
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(i)
2,005 1,908
DCP Midstream Operating LP
3.25%, 02/15/2032 100 87
Enbridge Energy Partners LP
7.38%, 10/15/2045 150 174
Enbridge Inc
2.99%, 10/03/2029 CAD 300 206
3.13%, 11/15/2029 $ 100 92
4.73%, 08/22/2034 CAD 100 73
5.36%, 05/26/2033 75 57
5.70%, 03/08/2033 $ 100 103
6.00%, 01/15/2077
(j)
400 396
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(j)
2,500 2,454
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
8.50%, 01/15/2084
(j)
200 222
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 300 212
Energy Transfer LP
4.95%, 05/15/2028 $ 306 307
5.15%, 02/01/2043 260 234
5.25%, 07/01/2029 100 101
5.35%, 05/15/2045 985 902
5.40%, 10/01/2047 1,747 1,597
5.95%, 05/15/2054 100 99
6.10%, 02/15/2042 200 200
6.25%, 04/15/2049 25 25
6.40%, 12/01/2030 537 569
Enterprise Products Operating LLC
3.70%, 01/31/2051 455 339
5.10%, 02/15/2045 100 94
5.35%, 01/31/2033 200 204
EQM Midstream Partners LP
4.75%, 01/15/2031
(i)
725 689
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(i)
100 86
Galaxy Pipeline Assets Bidco Ltd
3.25%, 09/30/2040 200 155
Genesis Energy LP / Genesis Energy Finance Corp
7.88%, 05/15/2032 750 750
8.25%, 01/15/2029 875 894
8.88%, 04/15/2030 1,150 1,185
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(i)
1,180 1,125
Greensaif Pipelines Bidco Sarl
6.10%, 08/23/2042 1,525 1,525
6.13%, 02/23/2038 200 205
Harvest Midstream I LP
7.50%, 05/15/2032
(i)
1,175 1,203
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 CAD 100 $ 68
6.38%, 02/17/2033 100 77
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 90
5.40%, 09/01/2044 100 93
5.50%, 03/01/2044 617 582
Kinder Morgan Inc
5.10%, 08/01/2029
(h)
606 609
5.30%, 12/01/2034 200 197
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(i)
150 147
MPLX LP
4.70%, 04/15/2048 150 126
4.90%, 04/15/2058 50 42
5.00%, 03/01/2033 100 97
Northern Natural Gas Co
5.63%, 02/01/2054
(i)
296 295
NuStar Logistics LP
6.38%, 10/01/2030 1,250 1,264
ONEOK Inc
5.15%, 10/15/2043 100 91
5.80%, 11/01/2030 50 52
6.05%, 09/01/2033 100 104
6.63%, 09/01/2053 100 108
ONEOK Partners LP
6.65%, 10/01/2036 1,331 1,444
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 200 132
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 505 410
4.90%, 02/15/2045 150 130
6.65%, 01/15/2037 852 913
Prairie Acquiror LP
9.00%, 08/01/2029
(i)
1,800 1,825
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 200 196
5.90%, 09/15/2037 570 593
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034
(i)
50 49
Southern Gas Corridor CJSC
6.88%, 03/24/2026 1,725 1,758
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(i)
675 626
7.38%, 02/15/2029
(i)
1,250 1,254
Targa Resources Corp
4.20%, 02/01/2033 100 92
6.50%, 02/15/2053 100 107
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.50%, 03/01/2030 565 566
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(i)
200 179
TMS Issuer Sarl
5.78%, 08/23/2032 200 205
TransCanada PipeLines Ltd
4.75%, 05/15/2038 300 277
5.92%, 05/12/2052 CAD 100 80
Transcanada Trust
5.60%, 03/07/2082
(j)
$ 3,800 3,627
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
Venture Global LNG Inc
7.00%, 01/15/2030
(i)
1,150 1,157
8.38%, 06/01/2031
(i)
4,200 4,362
9.88%, 02/01/2032
(i)
1,775 1,937

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Western Midstream Operating LP
5.30%, 03/01/2048 $ 619 $ 538
5.45%, 11/15/2034 923 900
5.45%, 04/01/2044 100 90
Williams Cos Inc/The
2.60%, 03/15/2031 100 87
5.30%, 08/15/2028 200 203
5.30%, 08/15/2052 100 94
5.75%, 06/24/2044 652 644
$ 55,919
Private Equity - 0.14%
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 75
Brookfield Finance Inc
5.97%, 03/04/2054 $ 50 52
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 50 35
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(i)
100 94
CBRE Global Investors Open-Ended Funds SCA
SICAV-SIF-Pan European Core Fund
0.50%, 01/27/2028 EUR 100 99
EQT AB
2.38%, 04/06/2028 100 105
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(h),(i)
$ 2,175 1,903
8.00%, 06/15/2027
(i)
1,100 1,152
Intermediate Capital Group PLC
1.63%, 02/17/2027 EUR 100 104
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(i)
$ 150 106
$ 3,725
Real Estate - 0.38%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 96
Akelius Residential Property Financing BV
1.00%, 01/17/2028 100 100
Aldar Sukuk No 2 Ltd
3.88%, 10/22/2029 $ 200 191
Alpha Star Holding VII Ltd
7.75%, 04/27/2026 2,400 2,439
Annington Funding PLC
3.18%, 07/12/2029 GBP 100 115
Aroundtown SA
1.45%, 07/09/2028 EUR 100 100
3.00%, 10/16/2029 GBP 100 110
Aster Treasury Plc
1.41%, 01/27/2036 100 86
Blackstone Property Partners Europe Holdings Sarl
1.00%, 10/20/2026 EUR 200 207
Blend Funding PLC
3.46%, 09/21/2049 GBP 100 91
Castellum Helsinki Finance Holding Abp
0.88%, 09/17/2029 EUR 100 94
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 94
CTP NV
1.25%, 06/21/2029 EUR 100 98
Grand City Properties SA
4.38%, 01/09/2030 100 111
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 99
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 56
Kojamo Oyj
1.88%, 05/27/2027 EUR 100 105
LEG Immobilien SE
0.75%, 06/30/2031 100 89
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 $ 103
MAF Global Securities Ltd
7.88%, 06/30/2027
(g),(j)
$ 3,275 3,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 117
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(i)
$ 830 695
Orbit Capital PLC
2.00%, 11/24/2038 GBP 100 84
Peabody Capital PLC
5.25%, 03/17/2043 100 121
Platform HG Financing PLC
1.93%, 09/15/2041 100 79
Prologis International Funding II SA
2.38%, 11/14/2030 EUR 125 128
Southern Housing
3.50%, 10/19/2047 GBP 100 89
Sun Hung Kai Properties Capital Market Ltd
2.88%, 01/21/2030 $ 200 181
VGP NV
1.63%, 01/17/2027 EUR 100 104
Vonovia SE
0.00%, 12/01/2025
(d)
200 210
0.38%, 06/16/2027 100 101
0.63%, 03/24/2031 100 90
1.13%, 09/14/2034 100 84
$ 9,846
Regional Authority - 0.16%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 1,662 1,612
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(k)
4,335 2,471
$ 4,083
REITs - 0.84%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030 300 298
5.25%, 05/15/2036 100 98
American Homes 4 Rent LP
4.25%, 02/15/2028 200 196
American Tower Corp
0.45%, 01/15/2027 EUR 100 103
1.45%, 09/15/2026 $ 25 23
1.50%, 01/31/2028 300 270
2.30%, 09/15/2031 869 730
2.70%, 04/15/2031 200 174
4.10%, 05/16/2034 EUR 100 111
5.20%, 02/15/2029 $ 876 886
AvalonBay Communities Inc
2.45%, 01/15/2031 100 87
Boston Properties LP
2.55%, 04/01/2032 150 122
5.75%, 01/15/2035 100 99
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 95
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 300 217
Covivio SA/France
1.63%, 06/23/2030 EUR 100 98
Crown Castle Inc
2.25%, 01/15/2031 $ 100 85
2.90%, 04/01/2041 200 143
5.00%, 01/11/2028 644 645
5.60%, 06/01/2029 559 573
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 200 189

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Digital Realty Trust LP
5.55%, 01/15/2028 $ 100 $ 102
Equinix Inc
1.00%, 03/15/2033 EUR 100 89
3.90%, 04/15/2032 $ 100 93
ERP Operating LP
3.50%, 03/01/2028 200 193
Extra Space Storage LP
5.70%, 04/01/2028 100 102
Gecina SA
1.63%, 05/29/2034 EUR 100 93
GLP Capital LP / GLP Financing II Inc
5.38%, 04/15/2026 $ 200 200
5.63%, 09/15/2034 50 49
Goodman US Finance Six LLC
5.13%, 10/07/2034
(i)
376 368
Healthpeak OP LLC
3.50%, 07/15/2029 100 94
Highwoods Realty LP
2.60%, 02/01/2031 100 83
Host Hotels & Resorts LP
3.50%, 09/15/2030 675 612
5.50%, 04/15/2035 100 98
Inmobiliaria Colonial Socimi SA
2.00%, 04/17/2026 EUR 100 107
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 $ 100 100
Kilroy Realty LP
4.75%, 12/15/2028
(h)
100 98
Kimco Realty OP LLC
2.25%, 12/01/2031 100 84
4.60%, 02/01/2033 25 24
Klepierre SA
2.00%, 05/12/2029 EUR 100 103
LXP Industrial Trust
2.38%, 10/01/2031 $ 520 424
Merlin Properties Socimi SA
1.38%, 06/01/2030 EUR 100 98
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 2,050 1,890
3.50%, 03/15/2031 $ 1,200 850
5.00%, 10/15/2027
(h)
2,675 2,361
National Health Investors Inc
3.00%, 02/01/2031 1,030 883
NNN REIT Inc
5.60%, 10/15/2033 150 153
Piedmont Operating Partnership LP
3.15%, 08/15/2030 100 86
Prologis Euro Finance LLC
0.50%, 02/16/2032 EUR 300 263
Prologis LP
2.25%, 04/15/2030 $ 200 176
4.00%, 09/15/2028 100 98
Public Storage Operating Co
5.35%, 08/01/2053 100 99
Realty Income Corp
4.65%, 03/15/2047 100 89
5.05%, 01/13/2026 200 200
Regency Centers LP
5.25%, 01/15/2034
(h)
100 101
RioCan Real Estate Investment Trust
5.61%, 10/06/2027 CAD 100 75
Scentre Group Trust 2
4.75%, 09/24/2080
(i)
$ 454 449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.76%
Segro PLC
5.13%, 12/06/2041 GBP 100 120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SELP Finance Sarl
1.50%, 11/20/2025 EUR 100 $ 107
Service Properties Trust
8.63%, 11/15/2031
(i)
$ 1,975 2,087
Simon Property Group LP
5.50%, 03/08/2033 100 103
5.85%, 03/08/2053 100 104
Store Capital LLC
4.50%, 03/15/2028 200 194
Tritax Big Box REIT PLC
2.63%, 12/14/2026 GBP 100 122
Trust Fibra Uno
5.25%, 01/30/2026 $ 200 199
UDR Inc
3.10%, 11/01/2034 100 83
Unibail-Rodamco-Westfield SE
1.88%, 01/15/2031 EUR 100 99
2.00%, 05/29/2037 100 88
2.88%, 01/25/2026
(g),(j)
100 107
EUR Swap Annual (VS 6 Month) 5 Year +
2.11%
Ventas Realty LP
5.70%, 09/30/2043 $ 50 49
VICI Properties LP
4.75%, 02/15/2028 100 99
5.75%, 04/01/2034
(h)
100 102
WEA Finance LLC
3.50%, 06/15/2029
(i)
100 92
Welltower OP LLC
4.13%, 03/15/2029 200 195
4.80%, 11/20/2028 GBP 100 126
Weyerhaeuser Co
4.00%, 03/09/2052 $ 697 545
4.75%, 05/15/2026 979 979
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 94
$ 21,923
Retail - 1.02%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
$ 6,100 5,509
7-Eleven Inc
0.95%, 02/10/2026
(i)
100 95
2.50%, 02/10/2041
(i)
100 66
Alimentation Couche-Tard Inc
1.88%, 05/06/2026 EUR 100 107
5.27%, 02/12/2034
(i)
$ 150 148
Asbury Automotive Group Inc
5.00%, 02/15/2032
(i)
500 461
AutoZone Inc
4.75%, 08/01/2032 100 98
5.10%, 07/15/2029 308 311
Beacon Roofing Supply Inc
6.50%, 08/01/2030
(i)
475 483
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 EUR 100 87
CK Hutchison International 21 Ltd
3.13%, 04/15/2041
(i)
$ 200 154
Costco Wholesale Corp
1.38%, 06/20/2027 200 185
1.60%, 04/20/2030 613 525
Darden Restaurants Inc
4.35%, 10/15/2027 488 482
Dick's Sporting Goods Inc
4.10%, 01/15/2052 50 37
Dollar General Corp
3.50%, 04/03/2030 200 184
Genuine Parts Co
6.50%, 11/01/2028 840 886

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The
1.38%, 03/15/2031 $ 100 $ 82
3.35%, 04/15/2050 200 145
4.50%, 12/06/2048 200 178
4.75%, 06/25/2029 50 50
4.90%, 04/15/2029 555 563
4.95%, 06/25/2034 100 100
Kohl's Corp
5.55%, 07/17/2045 693 463
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(i)
1,325 1,384
Lithia Motors Inc
4.38%, 01/15/2031
(i)
950 869
Lowe's Cos Inc
2.50%, 04/15/2026 200 194
2.63%, 04/01/2031 200 175
3.70%, 04/15/2046 525 398
4.05%, 05/03/2047 100 80
4.45%, 04/01/2062 75 60
4.50%, 04/15/2030
(h)
100 99
5.75%, 07/01/2053 100 101
McDonald's Corp
1.50%, 11/28/2029 EUR 200 201
3.60%, 07/01/2030 $ 150 141
3.63%, 09/01/2049 774 577
3.70%, 01/30/2026 100 99
4.60%, 09/09/2032 100 99
4.80%, 08/14/2028 1,661 1,671
4.88%, 12/09/2045 200 184
O'Reilly Automotive Inc
3.60%, 09/01/2027 859 835
5.75%, 11/20/2026 551 562
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(i)
2,460 2,645
Richemont International Holding SA
1.63%, 05/26/2040 EUR 150 125
Starbucks Corp
4.50%, 11/15/2048 $ 100 86
4.75%, 02/15/2026 100 100
4.80%, 02/15/2033
(h)
100 99
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(i)
800 734
Target Corp
2.95%, 01/15/2052 100 67
4.50%, 09/15/2032 75 74
Tractor Supply Co
5.25%, 05/15/2033 100 100
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(i)
2,525 2,636
Walmart Inc
1.50%, 09/22/2028 200 180
1.80%, 09/22/2031 150 127
2.50%, 09/22/2041 100 71
4.00%, 04/15/2030 100 98
4.50%, 04/15/2053 100 91
5.63%, 03/27/2034 GBP 200 270
$ 26,631
Savings & Loans - 0.01%
Nationwide Building Society
0.25%, 09/14/2028 EUR 100 97
4.38%, 04/16/2034
(j)
100 111
Euribor Swap Rate 5 Year + 1.65%
$ 208
Semiconductors - 0.37%
Analog Devices Inc
5.30%, 04/01/2054 $ 50 50
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Applied Materials Inc
3.30%, 04/01/2027 $ 100 $ 98
4.80%, 06/15/2029 430 434
ASML Holding NV
0.63%, 05/07/2029 EUR 100 98
Broadcom Inc
2.45%, 02/15/2031
(i)
$ 1,737 1,500
3.19%, 11/15/2036
(i)
1,609 1,308
3.42%, 04/15/2033
(i)
150 132
3.46%, 09/15/2026 200 196
Foundry JV Holdco LLC
5.90%, 01/25/2030
(i)
200 203
6.15%, 01/25/2032
(i)
444 451
6.25%, 01/25/2035
(i)
627 641
6.40%, 01/25/2038
(i)
387 397
Intel Corp
2.80%, 08/12/2041 200 132
3.73%, 12/08/2047 664 462
4.10%, 05/19/2046 150 113
4.88%, 02/10/2028 200 199
5.05%, 08/05/2062 200 166
5.60%, 02/21/2054
(h)
536 496
KLA Corp
4.95%, 07/15/2052 100 94
Marvell Technology Inc
4.88%, 06/22/2028 200 199
Micron Technology Inc
4.19%, 02/15/2027 100 99
5.88%, 02/09/2033 75 78
NVIDIA Corp
2.00%, 06/15/2031 200 172
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 100 98
QUALCOMM Inc
4.30%, 05/20/2047 100 85
4.80%, 05/20/2045 100 92
Skyworks Solutions Inc
3.00%, 06/01/2031 100 86
Texas Instruments Inc
3.88%, 03/15/2039 100 88
4.60%, 02/15/2028 640 644
4.85%, 02/08/2034 100 100
4.90%, 03/14/2033 100 101
5.05%, 05/18/2063 460 435
TSMC Arizona Corp
3.13%, 10/25/2041 200 159
$ 9,606
Software - 1.80%
ACI Worldwide Inc
5.75%, 08/15/2026
(i)
375 375
Adobe Inc
4.85%, 04/04/2027 396 400
AthenaHealth Group Inc
6.50%, 02/15/2030
(i)
4,490 4,246
Capstone Borrower Inc
8.00%, 06/15/2030
(i)
4,100 4,285
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(i)
1,300 1,305
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(i)
2,625 2,682
Clarivate Science Holdings Corp
4.88%, 07/01/2029
(i)
3,150 2,977
Dye & Durham Ltd
8.63%, 04/15/2029
(i)
4,075 4,320
Fidelity National Information Services Inc
3.10%, 03/01/2041 100 74

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fiserv Inc
3.00%, 07/01/2031 GBP 100 $ 113
3.20%, 07/01/2026 $ 200 195
4.40%, 07/01/2049 1,202 1,017
5.15%, 08/12/2034 619 615
Intuit Inc
5.13%, 09/15/2028 75 77
Microsoft Corp
1.35%, 09/15/2030 100 85
2.40%, 08/08/2026 200 194
2.53%, 06/01/2050 100 64
2.68%, 06/01/2060 150 92
2.92%, 03/17/2052 898 620
3.70%, 08/08/2046 200 167
4.10%, 02/06/2037 200 190
MSCI Inc
4.00%, 11/15/2029
(i)
200 190
Open Text Corp
3.88%, 12/01/2029
(i)
450 410
Oracle Corp
1.65%, 03/25/2026 200 192
2.30%, 03/25/2028 1,698 1,571
2.80%, 04/01/2027 300 287
2.88%, 03/25/2031 100 89
3.60%, 04/01/2040 200 159
3.60%, 04/01/2050 200 144
3.80%, 11/15/2037 2,090 1,774
3.85%, 04/01/2060 300 213
4.00%, 11/15/2047 541 422
4.13%, 05/15/2045 200 161
4.30%, 07/08/2034 502 469
4.65%, 05/06/2030 100 99
5.55%, 02/06/2053 250 244
Playtika Holding Corp
4.25%, 03/15/2029
(i)
5,200 4,691
RingCentral Inc
8.50%, 08/15/2030
(i)
1,350 1,428
Roper Technologies Inc
4.20%, 09/15/2028 200 196
4.90%, 10/15/2034 939 917
Salesforce Inc
1.95%, 07/15/2031 300 254
SAP SE
1.25%, 03/10/2028 EUR 200 207
SS&C Technologies Inc
6.50%, 06/01/2032
(i)
$ 2,150 2,189
UKG Inc
6.88%, 02/01/2031
(i)
2,525 2,587
VMware LLC
4.70%, 05/15/2030 100 98
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(i)
4,100 3,735
$ 46,819
Sovereign - 3.05%
Argentine Republic Government International Bond
4.12%, 07/09/2035
(k)
4,075 2,249
Benin Government International Bond
7.96%, 02/13/2038 2,475 2,436
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 27,666 4,540
Dominican Republic International Bond
6.85%, 01/27/2045 $ 1,400 1,422
10.75%, 06/01/2036
(i)
DOP 143,000 2,496
Ecuador Government International Bond
5.00%, 07/31/2040
(k)
$ 1,175 596
5.50%, 07/31/2035
(k)
1,950 1,076
6.90%, 07/31/2030
(k)
1,450 996
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Government Bond
24.46%, 10/01/2027 EGP 55,900 $ 1,115
25.32%, 08/13/2027 53,500 1,079
Egypt Government International Bond
5.80%, 09/30/2027 $ 1,550 1,456
8.50%, 01/31/2047 3,600 2,852
8.70%, 03/01/2049 1,600 1,282
Egypt Treasury Bills
0.00%, 09/16/2025
(d)
EGP 49,700 823
El Salvador Government International Bond
0.25%, 04/17/2030
(i)
$ 30,000 757
Ghana Government International Bond
5.00%, 07/03/2029
(i),(k)
1,175 1,008
Guatemala Government Bond
6.60%, 06/13/2036 1,750 1,776
Hungary Government International Bond
5.50%, 03/26/2036 2,500 2,409
Indonesia Treasury Bond
6.50%, 07/15/2030 IDR 12,700,000 799
6.50%, 02/15/2031 10,800,000 678
6.88%, 04/15/2029 27,100,000 1,737
Iraq International Bond
5.80%, 01/15/2028 $ 1,267 1,217
Israel Government International Bond
4.13%, 01/17/2048
(h)
3,500 2,615
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 1,125 1,156
6.88%, 10/17/2040 1,750 1,647
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 150,000 983
Japan Government Ten Year Bond
0.70%, 12/20/2033 50,000 325
Mexico Government International Bond
4.28%, 08/14/2041 $ 2,281 1,754
6.34%, 05/04/2053 400 371
Nigeria Government International Bond
7.38%, 09/28/2033 2,400 2,028
Pakistan Government International Bond
6.88%, 12/05/2027 3,350 3,034
Peru Government Bond
5.40%, 08/12/2034 PEN 4,225 1,005
Peruvian Government International Bond
7.30%, 08/12/2033
(i)
8,568 2,359
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 713
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 10,427 2,256
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 53,800 2,440
8.88%, 02/28/2035 80,400 4,083
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(i)
$ 2,075 2,041
Serbia International Bond
6.50%, 09/26/2033 2,125 2,221
Tunisian Republic
6.38%, 07/15/2026 EUR 3,450 3,467
Turkiye Government Bond
37.00%, 02/18/2026 TRY 113,800 3,196
Turkiye Government International Bond
5.75%, 05/11/2047 $ 875 677
Ukraine Government International Bond
0.00%, 02/01/2035
(d),(i),(k)
344 168
0.00%, 02/01/2035
(d),(k)
564 275
0.00%, 02/01/2036
(d),(i),(k)
287 138
0.00%, 02/01/2036
(d),(k)
470 227
1.75%, 02/01/2029
(i),(k)
300 180
1.75%, 02/01/2029
(k)
272 163
1.75%, 02/01/2034
(i),(k)
2,148 1,025

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
(continued)
1.75%, 02/01/2034
(k)
$ 1,025 $ 490
1.75%, 02/01/2035
(i),(k)
1,599 743
1.75%, 02/01/2035
(k)
1,289 600
1.75%, 02/01/2036
(i),(k)
67 31
Zambia Government International Bond
0.50%, 12/31/2053 2,300 1,252
5.75%, 06/30/2033
(i),(k)
1,248 1,095
$ 79,557
Student Loan Asset Backed Securities - 0.74%
CIT Education Loan Trust 2007-1
5.70%, 03/25/2042
(i)
1,375 1,353
1.00 x 90 Day Average Secured Overnight
Financing Rate + 0.35%
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042
(i)
1,097 1,008
ECMC Group Student Loan Trust 2024-1
6.41%, 11/27/2073
(i)
1,000 1,000
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(i)
1,912 1,922
National Collegiate Student Loan Trust 2005-2
5.22%, 06/25/2033 964 926
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.48%
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(i)
856 766
Navient Student Loan Trust
6.48%, 03/15/2072
(i)
333 342
SLM Private Credit Student Loan Trust 2003-A
6.81%, 06/15/2032 1,939 713
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2005-B
5.54%, 06/15/2039 596 585
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.59%
SLM Private Credit Student Loan Trust 2006-A
5.50%, 06/15/2039 1,349 1,312
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.41%, 12/15/2039 542 524
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SLM Private Credit Student Loan Trust 2007-A
5.45%, 12/16/2041 176 175
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.50%
SLM Student Loan Trust 2008-2
6.20%, 04/27/2026 886 886
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.01%
SLM Student Loan Trust 2008-3
6.45%, 07/25/2028 2,033 2,019
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.26%
SLM Student Loan Trust 2008-4
7.10%, 01/25/2028 262 263
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.91%
SLM Student Loan Trust 2008-5
7.15%, 10/25/2027 1,747 1,751
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.96%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Student Loan Trust 2008-6
6.55%, 04/25/2029 $ 2,175 $ 2,173
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.36%
SMB Private Education Loan Trust 2024-C
6.11%, 06/17/2052
(i)
1,688 1,678
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.10%
$ 19,396
Supranational Bank - 0.45%
European Bank for Reconstruction & Development
1.50%, 02/13/2025 1,803 1,787
6.30%, 10/26/2027 INR 291,000 3,403
Inter-American Development Bank
1.13%, 07/20/2028 $ 2,404 2,153
7.00%, 01/25/2029 INR 131,000 1,556
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 $ 1,959 1,768
3.13%, 11/20/2025 1,110 1,095
$ 11,762
Telecommunications - 2.06%
Africell Holding Ltd
10.50%, 10/23/2029
(i)
1,875 1,872
America Movil SAB de CV
4.38%, 04/22/2049
(h)
200 169
AT&T Inc
0.25%, 03/04/2026 EUR 200 210
2.55%, 12/01/2033 $ 200 163
2.60%, 05/19/2038 EUR 150 143
3.55%, 09/15/2055 $ 300 208
3.65%, 06/01/2051 200 145
3.65%, 09/15/2059 200 137
3.85%, 06/01/2060 406 292
4.25%, 06/01/2043 GBP 100 103
4.30%, 11/18/2034 EUR 100 115
4.50%, 05/15/2035 $ 2,196 2,058
4.75%, 05/15/2046 1,381 1,228
4.90%, 08/15/2037 1,625 1,553
5.40%, 02/15/2034 643 653
5.54%, 02/20/2026 300 300
5.55%, 08/15/2041 100 100
Axian Telecom
7.38%, 02/16/2027
(i)
1,975 1,981
Bell Telephone Co of Canada or Bell Canada
4.75%, 09/29/2044 CAD 100 68
5.60%, 08/11/2053 150 114
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 112
5.13%, 12/04/2028 $ 200 202
C&W Senior Finance Ltd
6.88%, 09/15/2027
(i)
1,621 1,605
Cisco Systems Inc
2.50%, 09/20/2026 100 97
4.85%, 02/26/2029 1,354 1,370
5.05%, 02/26/2034 100 102
5.30%, 02/26/2054 100 101
CK Hutchison Group Telecom Finance SA
1.13%, 10/17/2028 EUR 100 100
Corning Inc
3.90%, 11/15/2049 $ 555 433
5.45%, 11/15/2079 751 704
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 77
Deutsche Telekom International Finance BV
1.38%, 12/01/2025 150 161
4.38%, 06/21/2028
(i)
$ 150 148
9.25%, 06/01/2032 100 126

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Digicel Intermediate Holdings Ltd / Digicel
International Finance Ltd / DIFL US
9.00%, PIK 1.50%; 05/25/2027
(k),(l)
$ 4,421 $ 4,443
Koninklijke KPN NV
3.88%, 07/03/2031 EUR 100 113
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(i)
$ 1,625 1,170
5.50%, 09/04/2026 275 198
Millicom International Cellular SA
7.38%, 04/02/2032
(i)
2,350 2,401
NTT Finance Corp
0.34%, 03/03/2030 EUR 100 94
1.59%, 04/03/2028
(i)
$ 300 270
Orange SA
0.50%, 09/04/2032 EUR 100 89
1.38%, 02/11/2029
(g),(j)
100 97
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.88%, 09/12/2030 200 204
3.25%, 01/15/2032 GBP 100 115
Rogers Communications Inc
3.20%, 03/15/2027 $ 100 96
3.25%, 05/01/2029 CAD 200 139
4.55%, 03/15/2052 $ 100 83
5.00%, 02/15/2029 707 707
5.90%, 09/21/2033 CAD 200 156
6.75%, 11/09/2039 100 83
SES SA
1.63%, 03/22/2026 EUR 100 106
Sprint Capital Corp
6.88%, 11/15/2028 $ 100 107
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(i)
140 141
Telecom Argentina SA
9.50%, 07/18/2031
(i)
1,200 1,236
Telefonica Emisiones SA
1.45%, 01/22/2027 EUR 100 105
2.32%, 10/17/2028 200 212
4.18%, 11/21/2033 100 113
4.90%, 03/06/2048 $ 1,007 880
5.52%, 03/01/2049 200 190
Telia Co AB
0.13%, 11/27/2030 EUR 100 91
Telstra Corp Ltd
1.38%, 03/26/2029 100 101
TELUS Corp
3.15%, 02/19/2030 CAD 100 68
4.65%, 08/13/2031 100 73
4.70%, 03/06/2048 100 66
T-Mobile USA Inc
3.00%, 02/15/2041 $ 3,085 2,266
3.60%, 11/15/2060 669 462
3.88%, 04/15/2030 300 285
4.38%, 04/15/2040 200 177
4.80%, 07/15/2028 200 200
5.05%, 07/15/2033 200 199
5.65%, 01/15/2053 100 100
Turk Telekomunikasyon AS
7.38%, 05/20/2029 800 816
VEON Holdings BV
3.38%, 11/25/2027 1,325 1,155
Verizon Communications Inc
0.19%, 03/24/2028 CHF 100 113
0.88%, 04/08/2027 EUR 200 207
1.30%, 05/18/2033 100 91
1.45%, 03/20/2026 $ 200 192
1.75%, 01/20/2031 150 124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc (continued)
2.36%, 03/15/2032 $ 200 $ 167
2.65%, 05/06/2030 AUD 200 114
2.85%, 09/03/2041 $ 1,483 1,055
2.88%, 01/15/2038 EUR 100 99
2.99%, 10/30/2056 $ 100 62
3.00%, 11/20/2060 1,052 638
3.40%, 03/22/2041 692 536
3.55%, 03/22/2051 300 219
3.88%, 03/01/2052 461 354
4.00%, 03/22/2050 200 158
4.02%, 12/03/2029 125 120
4.25%, 10/31/2030 EUR 100 114
4.50%, 08/10/2033 $ 1,102 1,049
4.78%, 02/15/2035
(i)
191 184
Viasat Inc
5.63%, 09/15/2025
(i)
4,550 4,491
5.63%, 04/15/2027
(i)
725 677
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(i)
3,450 2,976
Vodafone Group PLC
2.20%, 08/25/2026 EUR 200 216
4.25%, 09/17/2050 $ 332 263
5.63%, 02/10/2053 200 195
5.75%, 02/10/2063 520 501
5.88%, 06/28/2064 2,076 2,041
Vodafone International Financing DAC
3.75%, 12/02/2034 EUR 100 111
$ 53,624
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.55%, 11/19/2026 $ 200 195
Transportation - 0.59%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
4,310 4,361
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 946 790
4.45%, 03/15/2043 912 818
5.20%, 04/15/2054 150 147
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 54
3.85%, 08/05/2032 $ 100 94
4.38%, 09/18/2034 582 557
Canadian Pacific Railway Co
2.88%, 11/15/2029 100 91
4.30%, 05/15/2043 100 87
4.70%, 05/01/2048 649 582
CSX Corp
3.35%, 09/15/2049 100 72
3.80%, 11/01/2046 100 79
4.25%, 03/15/2029 100 99
5.20%, 11/15/2033 100 102
Deutsche Post AG
0.38%, 05/20/2026 EUR 100 105
3.50%, 03/25/2036 100 109
DSV Finance BV
1.38%, 03/16/2030 100 99
East Japan Railway Co
4.11%, 02/22/2043 100 114
FedEx Corp
4.95%, 10/17/2048 $ 100 90
5.10%, 01/15/2044 100 93
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 2,078 1,758

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp
3.15%, 06/01/2027 $ 200 $ 193
4.15%, 02/28/2048 100 83
4.55%, 06/01/2053 100 87
5.55%, 03/15/2034 100 104
Ryder System Inc
5.25%, 06/01/2028 100 101
5.50%, 06/01/2029 695 710
Transnet SOC Ltd
8.25%, 02/06/2028 2,375 2,414
TTX Co
5.50%, 09/25/2026
(i)
839 850
Union Pacific Corp
3.25%, 02/05/2050 100 71
3.60%, 09/15/2037 100 86
3.85%, 02/14/2072 200 146
United Parcel Service Inc
5.30%, 04/01/2050 200 198
XPO Inc
6.25%, 06/01/2028
(i)
150 152
$ 15,496
Trucking & Leasing - 0.30%
Fortress Transportation and Infrastructure Investors
LLC
7.00%, 05/01/2031
(i)
1,825 1,877
7.00%, 06/15/2032
(i)
1,100 1,128
GATX Corp
3.25%, 09/15/2026
(h)
1,028 1,001
4.00%, 06/30/2030 100 95
6.05%, 03/15/2034 775 813
Penske Truck Leasing Co Lp / PTL Finance Corp
5.35%, 03/30/2029
(h),(i)
410 415
5.88%, 11/15/2027
(i)
100 103
6.05%, 08/01/2028
(i)
667 690
6.20%, 06/15/2030
(i)
1,439 1,520
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034
(i)
200 201
$ 7,843
Water - 0.16%
Aegea Finance Sarl
9.00%, 01/20/2031
(i)
1,875 1,999
9.00%, 01/20/2031 250 267
American Water Capital Corp
3.45%, 06/01/2029 200 189
4.15%, 06/01/2049 100 82
Anglian Water Services Financing PLC
2.63%, 06/15/2027 GBP 100 119
Essential Utilities Inc
3.35%, 04/15/2050 $ 100 69
Georgia Global Utilities JSC
8.88%, 07/25/2029
(i)
850 856
Northumbrian Water Finance PLC
6.38%, 10/28/2034 GBP 100 130
Southern Water Services Finance Ltd
6.19%, 03/31/2029 50 64
Suez SACA
5.00%, 11/03/2032 EUR 100 118
United Utilities Water Finance PLC
2.63%, 02/12/2031 GBP 100 110
Veolia Environnement SA
1.59%, 01/10/2028 EUR 200 209
Yorkshire Water Finance PLC
2.75%, 04/18/2041 GBP 100 81
$ 4,293
TOTAL BONDS $ 1,855,028
SENIOR FLOATING RATE INTERESTS
- 10.07%
Principal
Amount (000's) Value (000's)
Advertising - 0.14%
Advantage Sales & Marketing Inc Term Loan B2
9.12%, 10/28/2027
(p)
$ 269 $ 264
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc Term Loan B
8.88%, 08/23/2028
(p)
1,890 1,879
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
8.88%, 08/23/2028
(p)
882 877
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Dotdash Meredith Inc Term Loan B
8.94%, 12/01/2028
(p)
274 274
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Planet US Buyer LLC Term Loan B
7.07%, 02/07/2031
(p)
281 282
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 3,576
Aerospace & Defense - 0.05%
Bleriot US Bidco Inc Term Loan B
7.85%, 10/31/2030
(p)
249 250
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
TransDigm Inc Term Loan J
7.10%, 02/28/2031
(p)
798 799
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc Term Loan L
7.32%, 01/19/2032
(p)
208 208
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,257
Airlines - 0.06%
AAdvantage Loyalty IP Ltd Term Loan
9.63%, 04/20/2028
(p)
697 716
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Air Canada Term Loan B
7.25%, 03/21/2031
(p)
308 308
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
SkyMiles IP Ltd Term Loan B
8.37%, 10/20/2027
(p)
295 301
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
7.38%, 02/22/2031
(p)
218 218
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 1,543
Apparel - 0.04%
ABG Intermediate Holdings 2 LLC Term Loan B1
7.60%, 12/21/2028
(p)
285 285
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Varsity Brands Inc Term Loan B
8.82%, 08/26/2031
(p)
425 423
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.82%, 08/26/2031
(p)
398 396
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,104

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.20%
Clarios Global LP Term Loan B
7.19%, 05/04/2030
(p)
$ 832 $ 832
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Dexko Global Inc Term Loan B
8.61%, 10/04/2028
(p)
118 113
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
First Brands Group LLC Term Loan B
10.51%, 03/30/2027
(p)
2,659 2,581
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
10.51%, 03/30/2027
(p)
323 313
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
First Brands Group LLC Term Loan
14.01%, 03/30/2028
(p)
1,475 1,364
CME Term Secured Overnight Financing
Rate 3 Month + 8.50%
$ 5,203
Beverages - 0.06%
BrewCo Borrower LLC Term Loan
8.42%, 04/05/2028
(p)
374 287
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
10.91%, 04/05/2028
(p)
143 118
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
BrewCo Borrower LLC PIK Term Loan
9.92%, PIK 0.00%, 04/05/2028
(l),(p)
103 46
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Naked Juice LLC Term Loan
7.95%, 01/24/2029
(p)
152 114
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Pegasus BidCo BV
7.85%, 07/12/2029
(p)
198 198
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Triton Water Holdings Inc Term Loan B
8.12%, 03/31/2028
(p)
753 753
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
8.60%, 03/31/2028
(p)
124 124
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 1,640
Building Materials - 0.05%
ACProducts Holdings Inc Term Loan B
9.11%, 05/17/2028
(p)
225 187
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC Term Loan B
8.04%, 10/22/2028
(p)
559 558
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.35%, 11/03/2028
(p)
298 298
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gulfside Supply Inc
7.79%, 05/29/2031
(p)
225 225
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Quikrete Holdings Inc Term Loan B
7.18%, 03/25/2031
(p)
$ 139 $ 139
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,407
Chemicals - 0.48%
A-AP Buyer Inc Term Loan B
7.85%, 09/09/2031
(p)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Advancion Holdings LLC Term Loan
12.70%, 10/27/2028
(p)
8,680 8,227
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Ascend Performance Materials Operations LLC
Term Loan B
9.10%, 08/27/2026
(p)
479 444
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Discovery Purchaser Corp Term Loan
8.96%, 08/04/2029
(p)
358 358
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC Term Loan B
6.84%, 06/12/2031
(p)
217 216
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Herens US Holdco Corp Term Loan B
8.63%, 07/03/2028
(p)
307 299
CME Term Secured Overnight Financing
Rate 3 Month + 3.93%
INEOS US Finance LLC Term Loan B
8.10%, 02/18/2030
(p)
365 365
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.43%, 02/07/2031
(p)
284 285
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
INEOS US Petrochem LLC Term Loan B
8.94%, 10/01/2031
(p)
220 219
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
9.04%, 04/02/2029
(p)
273 272
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
NIC Acquisition Corp Term Loan B
8.62%, 12/29/2027
(p)
287 250
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Nouryon USA LLC Term Loan B
8.63%, 04/03/2028
(p)
741 744
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Tronox Finance LLC Term Loan B
7.35%, 05/04/2029
(p)
189 188
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
USALCO LLC
8.68%, 09/17/2031
(p)
204 205
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
WR Grace Holdings LLC Term Loan B
7.85%, 09/22/2028
(p)
236 237
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 12,434

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.53%
Allied Universal Holdco LLC Term Loan B
8.70%, 05/12/2028
(p)
$ 734 $ 733
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB Term Loan B1
8.48%, 11/16/2028
(p)
745 745
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Anticimex Global AB
8.73%, 11/16/2028
(p)
771 773
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
AVSC Holding Corp PIK Term Loan B3
5.00%, PIK 10.00%, 10/15/2026
(l),(p)
235 236
Belron Finance 2019 LLC Term Loan B
7.54%, 10/01/2031
(p)
301 302
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Boost Newco Borrower LLC Term Loan B1
7.10%, 01/31/2031
(p)
1,309 1,312
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Camelot US Acquisition LLC Term Loan B
7.43%, 01/31/2031
(p)
700 700
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Corp Service Co Term Loan B
7.19%, 11/02/2029
(p)
296 296
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Creative Artists Agency LLC Term Loan B
7.59%, 09/12/2031
(p)
500 500
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Driven Brands Holdings Inc
7.80%, 12/17/2028
(p)
365 364
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Element Materials Technology Group US Holdings
Inc
8.35%, 07/06/2029
(p)
392 392
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Ensemble RCM LLC Term Loan B
7.59%, 08/01/2029
(p)
236 236
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Evertec Group LLC
7.94%, 10/12/2030
(p)
189 189
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
First Advantage Holdings LLC Term Loan B
0.00%, 09/19/2031
(p),(q)
210 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Garda World Security Corp Term Loan B
8.33%, 02/01/2029
(p)
469 468
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Learning Care Group US No 2 Inc Term Loan B
9.78%, 08/11/2028
(p)
2,881 2,888
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Mister Car Wash Holdings Inc Term Loan B
7.85%, 03/27/2031
(p)
429 429
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
OMNIA Partners LLC Term Loan B
7.87%, 07/25/2030
(p)
$ 284 $ 284
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
PG Polaris BidCo Sarl Term Loan B
7.60%, 03/26/2031
(p)
243 244
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Prime Security Services Borrower LLC Term Loan
B1
7.11%, 10/13/2030
(p)
472 472
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Signal Parent Inc Term Loan B
8.28%, 04/03/2028
(p)
240 215
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Spin Holdco Inc Term Loan B
9.26%, 03/03/2028
(p)
1,242 1,075
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wand NewCo 3 Inc Term Loan B
8.01%, 01/30/2031
(p)
489 489
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
XPLOR T1 LLC Term Loan B
8.85%, 06/24/2031
(p)
235 236
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
$ 13,788
Computers - 0.22%
Amentum Holdings Inc Term Loan B
7.10%, 07/30/2031
(p)
515 515
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Fortress Intermediate 3 Inc Term Loan B
8.52%, 06/27/2031
(p)
725 724
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.52%, 06/27/2031
(p)
549 548
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Javelin Buyer Inc
0.00%, 10/08/2031
(p),(q)
222 221
McAfee Corp Term Loan B1
8.10%, 03/01/2029
(p)
746 744
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.10%, 03/01/2029
(p)
536 535
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
NCR Atleos Corp
8.40%, 03/27/2029
(p)
148 148
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Peraton Corp Term Loan B
8.54%, 02/01/2028
(p)
251 243
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc Term Loan
8.70%, 07/01/2026
(p)
407 406
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc Term Loan B
9.60%, 03/21/2031
(p)
297 297
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Synechron Inc Term Loan B
8.36%, 09/26/2031
(p)
$ 250 $ 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
VeriFone Systems Inc Term Loan
0.00%, 08/08/2025
(p),(q)
569 526
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Vision Solutions Inc Term Loan B
8.85%, 04/23/2028
(p)
301 296
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
World Wide Technology Holding Co LLC Term
Loan B
7.61%, 03/01/2030
(p)
221 222
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 5,673
Distribution & Wholesale - 0.20%
Core & Main LP Term Loan D
6.72%, 07/27/2028
(p)
261 260
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Fastlane Parent Co Inc Term Loan B
9.19%, 09/04/2028
(p)
128 122
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Gates Corp/DE Term Loan B5
7.10%, 06/04/2031
(p)
275 276
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Infinite Bidco LLC Term Loan
12.51%, 02/24/2029
(p)
4,850 4,086
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Windsor Holdings III LLC Term Loan B
8.26%, 08/01/2030
(p)
429 430
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 5,174
Diversified Financial Services - 0.02%
Azorra SOAR TLB Finance Ltd
8.13%, 10/11/2029
(p)
250 250
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Focus Financial Partners LLC Term Loan B8
7.93%, 09/10/2031
(p)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Kestra Advisor Services Holdings A Inc Term Loan
B
9.06%, 03/19/2031
(p)
260 260
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 650
Electric - 0.17%
EFS Cogen Holdings I LLC Term Loan B
8.11%, 10/03/2031
(p)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Lightning Power LLC Term Loan B
8.35%, 08/07/2031
(p)
750 751
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Talen Energy Supply LLC Term Loan B
8.20%, 05/17/2030
(p)
1,568 1,570
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Talen Energy Supply LLC Term Loan C
8.17%, 05/17/2030
(p)
$ 1,287 $ 1,288
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Vistra Zero Operating Co LLC Term Loan B
7.43%, 04/30/2031
(p)
686 687
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 4,346
Electronics - 0.02%
Coherent Corp Term Loan B
7.19%, 07/01/2029
(p)
185 184
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ingram Micro Inc Term Loan B1
7.56%, 09/17/2031
(p)
187 187
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Project Castle Inc
9.66%, 06/01/2029
(p)
153 139
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
$ 510
Engineering & Construction - 0.07%
Apple Bidco LLC Term Loan
7.55%, 07/14/2028
(p)
230 230
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Apple Bidco LLC Term Loan B
8.19%, 09/22/2028
(p)
230 231
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
ArchKey Holdings Inc
0.00%, 10/10/2031
(p),(q)
273 273
Brown Group Holding LLC Term Loan B1
7.43%, 07/01/2031
(p)
224 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Brown Group Holding LLC Term Loan B2
7.52%, 07/01/2031
(p)
519 518
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Centuri Group Inc Term Loan B
7.31%, 08/18/2028
(p)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,740
Entertainment - 0.32%
AMC Entertainment Holdings Inc Term Loan
11.74%, 01/04/2029
(p)
906 921
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc Term Loan B1
7.44%, 02/06/2031
(p)
620 620
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Churchill Downs Inc Term Loan B1
6.95%, 03/17/2028
(p)
580 579
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cinemark USA Inc Term Loan B
7.91%, 05/24/2030
(p)
244 245
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Crown Finance US Inc Term Loan B
0.00%, 10/31/2031
(p),(q)
375 373
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Crown Finance US Inc PIK Term Loan Exit
6.30%, PIK 7.00%, 07/31/2028
(l),(p)
$ 1,351 $ 1,359
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Entain PLC Term Loan B
8.01%, 10/31/2029
(p)
523 522
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Everi Holdings Inc Term Loan
7.30%, 06/30/2028
(p)
480 480
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Flutter Financing BV Term Loan B
6.60%, 11/30/2030
(p)
612 611
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Light & Wonder International Inc Term Loan B2
7.03%, 04/14/2029
(p)
168 167
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Lions Gate Capital Holdings LLC Term Loan B
7.03%, 03/24/2025
(p)
69 69
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
8.10%, 11/12/2029
(p)
246 234
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PCI Gaming Authority Term Loan B
6.69%, 07/18/2031
(p)
215 213
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Penn Entertainment Inc Term Loan B
7.69%, 05/03/2029
(p)
189 189
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Scientific Games Holdings LP Term Loan B
7.59%, 04/04/2029
(p)
565 563
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc Term Loan B2
7.19%, 08/25/2028
(p)
403 402
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Six Flags Entertainment Corp Term Loan B
6.85%, 04/18/2031
(p)
180 179
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
William Morris Endeavor Entertainment LLC Term
Loan B1
7.71%, 05/18/2025
(p)
681 680
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 8,406
Environmental Control - 0.08%
GFL Environmental Inc Term Loan B
5.54%, 07/03/2031
(p)
345 344
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Madison IAQ LLC Term Loan B
7.89%, 06/21/2028
(p)
213 213
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Reworld Holding Corp Term Loan B
7.35%, 11/30/2028
(p)
262 262
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Reworld Holding Corp Term Loan C
7.58%, 11/30/2028
(p)
$ 20 $ 20
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Win Waste Innovations Holdings Inc Term Loan
7.71%, 03/24/2028
(p)
1,243 1,181
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,020
Food - 0.06%
8th Avenue Food & Provisions Inc Term Loan B
8.55%, 10/01/2025
(p)
646 634
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.71%, 10/01/2025
(p)
90 88
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Aspire Bakeries Hldgs LLC
0.00%, 12/13/2030
(p),(q)
140 140
CHG PPC Parent LLC Term Loan B
7.55%, 12/08/2028
(p)
230 229
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc Term Loan B
8.85%, 01/31/2031
(p)
236 237
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Froneri US Inc Term Loan B
0.00%, 01/31/2027
(p),(q)
230 229
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 1,557
Hand & Machine Tools - 0.01%
Madison Safety Flow LLC
7.97%, 09/19/2031
(p)
170 171
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Products - 0.17%
Bausch + Lomb Corp Term Loan B
8.09%, 05/10/2027
(p)
1,254 1,252
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Curia Global Inc Term Loan B
9.10%, 08/28/2026
(p)
99 94
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
ICU Medical Inc Term Loan B
7.25%, 12/15/2028
(p)
230 230
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Insulet Corp Term Loan B
7.34%, 08/01/2031
(p)
239 240
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Medline Borrower LP Term Loan B
7.44%, 10/23/2028
(p)
1,831 1,832
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Medline Borrower LP Term Loan
6.93%, 10/23/2028
(p)
117 117
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Resonetics LLC Unitranche Term Loan B
8.37%, 06/18/2031
(p)
273 274
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Viant Medical Holdings Inc
0.00%, 10/17/2031
(p),(q)
$ 350 $ 351
$ 4,390
Healthcare - Services - 0.62%
ADMI Corp Term Loan B1
10.44%, 12/23/2027
(p)
298 299
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AHP Health Partners Inc Term Loan B
7.43%, 08/24/2028
(p)
194 194
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Aveanna Healthcare LLC Term Loan
12.21%, 12/10/2029
(p)
1,720 1,616
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Aveanna Healthcare LLC Term Loan B
8.91%, 07/17/2028
(p)
2,806 2,738
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Concentra Health Services Inc Term Loan B
6.94%, 07/26/2031
(p)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Eyecare Partners LLC PIK Term Loan C
0.00%, PIK 12.13%, 11/30/2028
(l),(p)
522 89
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Eyecare Partners LLC PIK Term Loan B
6.38%, PIK 3.61%, 11/30/2028
(l),(p)
3,500 2,558
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc PIK Term Loan B
9.51%, PIK 0.75%, 10/31/2028
(l),(p)
744 740
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
National Mentor Holdings Inc Term Loan B
8.52%, 03/02/2028
(p)
677 663
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
National Mentor Holdings Inc Term Loan C
8.45%, 03/02/2028
(p)
19 19
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Pacific Dental Services Inc Term Loan B
7.54%, 03/15/2031
(p)
391 391
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Phoenix Guarantor Inc Term Loan B4
8.10%, 02/21/2031
(p)
738 738
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Newco Inc Term Loan B
7.85%, 11/15/2028
(p)
1,003 1,002
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Radiology Partners Inc
8.88%, PIK 0.00%, 01/31/2029
(l),(p)
467 459
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Select Medical Corp Term Loan B1
7.69%, 03/06/2027
(p)
196 197
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Sound Inpatient Physicians Inc PIK Term Loan B
9.87%, PIK 1.50%, 06/28/2028
(l),(p)
263 235
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Sound Inpatient Physicians Inc PIK Term Loan C
0.00%, PIK 11.62%, 06/28/2029
(l),(p)
$ 2,996 $ 1,857
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Surgery Center Holdings Inc Term Loan
7.49%, 12/19/2030
(p)
1,241 1,243
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Team Health Holdings Inc Term Loan B
10.50%, 03/02/2027
(p)
1,035 1,012
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 16,300
Holding Companies - Diversified - 0.01%
Cornerstone Generation LLC
0.00%, 10/28/2031
(p),(q)
390 390
Home Furnishings - 0.09%
AI Aqua Merger Sub Inc Term Loan B
8.36%, 07/30/2028
(p)
824 825
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
MillerKnoll Inc Term Loan B
6.96%, 07/19/2028
(p)
385 383
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Tempur Sealy International Inc Term Loan B
0.00%, 10/03/2031
(p),(q)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Weber-Stephen Products LLC Term Loan B
8.21%, 10/30/2027
(p)
744 703
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Weber-Stephen Products LLC Term Loan
9.19%, 10/30/2027
(p)
94 89
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 2,250
Insurance - 1.03%
Acrisure LLC Term Loan B6
8.01%, 11/06/2030
(p)
459 458
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Alliant Holdings Intermediate LLC Term Loan B6
6.47%, 09/12/2031
(p)
1,171 1,165
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AmWINS Group Inc Term Loan B
7.21%, 02/21/2028
(p)
79 79
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
AssuredPartners Inc Term Loan B5
8.19%, 02/14/2031
(p)
696 696
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC Term Loan B8
8.05%, 12/23/2026
(p)
908 908
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B9
8.05%, 07/31/2027
(p)
163 162
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B11
9.04%, 08/19/2028
(p)
208 206
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Asurion LLC Term Loan B3
10.21%, 01/31/2028
(p)
$ 7,350 $ 7,061
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC Term Loan B4
10.21%, 01/20/2029
(p)
4,510 4,292
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.21%, 01/20/2029
(p)
1,950 1,856
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
BroadStreet Partners Inc Term Loan B4
8.10%, 06/14/2031
(p)
1,360 1,358
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
HUB International Ltd Term Loan B
7.37%, 06/20/2030
(p)
996 998
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ryan Specialty LLC Term Loan B
6.94%, 09/10/2031
(p)
565 564
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sedgwick Claims Management Services Inc Term
Loan B
7.90%, 07/31/2031
(p)
1,310 1,311
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
7.90%, 07/31/2031
(p)
774 774
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
TIH Insurance Holdings LLC Term Loan B
7.85%, 05/06/2031
(p)
1,180 1,181
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
TIH Insurance Holdings LLC Term Loan
9.35%, 05/06/2032
(p)
2,750 2,784
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
USI Inc/NY Term Loan B
6.05%, 09/27/2030
(p)
232 232
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
7.35%, 11/21/2029
(p)
824 823
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 26,908
Internet - 0.55%
Arches Buyer Inc Term Loan B
8.20%, 12/06/2027
(p)
3,250 3,110
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CNT Holdings I Corp Term Loan B
8.09%, 11/08/2027
(p)
668 669
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
MH Sub I LLC Term Loan
11.50%, 02/12/2029
(p)
7,550 7,380
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Proofpoint Inc Term Loan B
7.85%, 08/31/2028
(p)
420 420
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Ten-X LLC Term Loan
10.11%, 05/26/2028
(p)
$ 2,992 $ 2,753
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 14,332
Investment Companies - 0.28%
Aragorn Parent Corp Term Loan B
8.74%, 12/15/2028
(p)
184 184
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Nexus Buyer LLC Term Loan
11.20%, 11/05/2029
(p)
6,600 6,562
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Nexus Buyer LLC Term Loan B
8.85%, 07/18/2031
(p)
700 697
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 7,443
Leisure Products & Services - 0.14%
Alterra Mountain Co Term Loan B
7.93%, 08/17/2028
(p)
474 474
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Carnival Corp Term Loan B
7.60%, 08/08/2027
(p)
222 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
7.60%, 10/18/2028
(p)
255 256
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ClubCorp Holdings Inc Term Loan B
9.87%, 09/18/2026
(p)
1,569 1,570
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
GBT US III LLC Term Loan B
7.63%, 07/25/2031
(p)
289 289
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Hayward Industries Inc Term Loan B
7.30%, 05/28/2028
(p)
279 279
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRAM LLC Term Loan B
7.55%, 05/18/2028
(p)
219 219
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp Term Loan B
7.68%, 03/16/2030
(p)
236 235
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,545
Lodging - 0.03%
Fertitta Entertainment LLC/NV Term Loan B
8.54%, 01/13/2029
(p)
500 500
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Hilton Grand Vacations Borrower LLC Term Loan
B
6.98%, 01/17/2031
(p)
283 282
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 782
Machinery - Diversified - 0.88%
Chart Industries Inc Term Loan B
4.59%, 03/15/2030
(p)
181 181
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Engineered Machinery Holdings Inc Term Loan
10.87%, 05/21/2029
(p)
$ 19,333 $ 19,270
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Titan Acquisition Ltd/Canada Term Loan B
10.33%, 02/01/2029
(p)
245 245
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
TK Elevator US Newco Inc Term Loan B
8.59%, 04/30/2030
(p)
819 821
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
8.59%, 04/30/2030
(p)
1,208 1,211
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Victory Buyer LLC Term Loan
8.58%, 11/18/2028
(p)
1,364 1,304
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 23,032
Media - 0.20%
Cengage Learning Inc Term Loan B
9.54%, 03/22/2031
(p)
620 622
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
Century DE Buyer LLC Term Loan
8.60%, 09/27/2030
(p)
248 248
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(p)
782 725
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
CSC Holdings LLC Term Loan B6
0.00%, 01/18/2028
(p),(q)
276 269
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Directv Financing LLC Term Loan Non-Extended
9.85%, 08/02/2027
(p)
277 277
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
iHeartCommunications Inc Term Loan B
7.80%, 05/01/2026
(p)
220 185
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.05%, 05/01/2026
(p)
209 173
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
McGraw-Hill Education Inc Term Loan B
8.60%, 08/06/2031
(p)
312 313
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
NEP Group Inc PIK Term Loan B
8.12%, PIK 1.50%, 08/19/2026
(l),(p)
719 694
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Nexstar Media Inc Term Loan B4
7.30%, 09/18/2026
(p)
294 294
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Sunrise Financing Partnership Term Loan AX
7.83%, 01/31/2029
(p)
222 222
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Virgin Media Bristol LLC Term Loan Q
8.15%, 01/31/2029
(p)
150 146
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Bristol LLC Term Loan Y
7.72%, 03/31/2031
(p)
$ 300 $ 291
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Ziggo Financing Partnership Term Loan I
7.42%, 04/28/2028
(p)
808 796
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 5,255
Mining - 0.18%
Arctic Canadian Diamond Co Ltd
10.00%, 06/30/2026
(e),(p)
4,510 4,510
Arsenal AIC Parent LLC Term Loan B
8.10%, 08/18/2030
(p)
104 104
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 4,614
Oil & Gas Services - 0.01%
Kestrel Acquisition LLC
0.00%, 10/29/2031
(p),(q)
200 199
Packaging & Containers - 0.25%
Berlin Packaging LLC Term Loan B7
8.57%, 06/09/2031
(p)
269 269
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Clydesdale Acquisition Holdings Inc Term Loan B
8.02%, 04/13/2029
(p)
603 601
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Klockner Pentaplast of America Inc Term Loan B
9.72%, 02/12/2026
(p)
583 542
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
LABL Inc Term Loan B
9.95%, 10/27/2028
(p)
3,251 3,174
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
9.95%, 10/27/2028
(p)
566 552
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pactiv Evergreen Group Holdings Inc Term Loan B4
7.19%, 09/24/2028
(p)
299 299
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Proampac PG Borrower LLC Term Loan B
8.84%, 09/15/2028
(p)
461 462
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc Term Loan B
8.44%, 03/27/2031
(p)
213 213
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
TricorBraun Holdings Inc Term Loan
8.05%, 03/03/2028
(p)
451 447
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 6,559
Pharmaceuticals - 0.36%
Amneal Pharmaceuticals LLC Term Loan B
10.19%, 05/04/2028
(p)
226 229
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
8.70%, 03/03/2031
(p)
190 191
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Covetrus Inc Term Loan
9.60%, 10/13/2029
(p)
$ 1,926 $ 1,823
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Gainwell Acquisition Corp Term Loan B
8.70%, 10/01/2027
(p)
1,110 1,065
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
6.94%, 05/05/2028
(p)
405 405
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co Term Loan B
7.26%, 05/19/2031
(p)
695 695
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Packaging Coordinators Midco Inc Term Loan
8.08%, 11/30/2027
(p)
4,160 4,163
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.08%, 11/30/2027
(p)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Perrigo Investments LLC Term Loan B
7.04%, 04/20/2029
(p)
186 186
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sharp Services LLC Term Loan D
7.88%, 12/31/2028
(p)
579 577
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 9,474
Pipelines - 0.09%
Epic Crude Services LP
7.66%, 10/10/2031
(p)
250 250
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Freeport LNG Investments LLLP
7.88%, 11/17/2026
(p)
835 832
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP Term Loan B
8.38%, 12/21/2028
(p)
406 403
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
New Fortress Energy Inc Term Loan B
0.00%, 10/27/2028
(p),(q)
254 239
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Oryx Midstream Services Permian Basin LLC Term
Loan B
7.92%, 10/05/2028
(p)
202 202
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TransMontaigne Operating Co LP Term Loan B
7.94%, 11/17/2028
(p)
282 282
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Traverse Midstream Partners LLC Term Loan B
8.08%, 02/16/2028
(p)
251 252
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 2,460
Real Estate - 0.03%
CoreLogic Inc Term Loan B
8.30%, 06/02/2028
(p)
277 275
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Cushman & Wakefield US Borrower LLC Term
Loan B
6.43%, 01/31/2030
(p)
$ 255 $ 255
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Cushman & Wakefield US Borrower LLC
7.94%, 01/31/2030
(p)
249 249
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Forest City Enterprises LP Term Loan B
0.00%, 12/07/2025
(p),(q)
164 158
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 937
Retail - 0.18%
EG America LLC Term Loan BC
10.44%, 02/07/2028
(p)
313 313
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
IRB Holding Corp Term Loan B
7.54%, 12/15/2027
(p)
631 631
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Johnstone Supply LLC Term Loan B
6.24%, 05/16/2031
(p)
290 289
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kodiak BP LLC Term Loan B2
8.44%, 03/17/2028
(p)
139 140
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
LBM Acquisition LLC Term Loan B
8.53%, 12/17/2027
(p)
139 139
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.67%, 06/06/2031
(p)
219 216
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquisition LLC Term Loan B
7.69%, 04/23/2031
(p)
199 198
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.69%, 03/21/2031
(p)
209 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
PetSmart LLC Term Loan B
7.68%, 02/11/2028
(p)
786 781
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH Term Loan B
7.30%, 10/20/2028
(p)
263 253
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC Term Loan B
0.00%, 03/31/2029
(p),(q)
518 523
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Whatabrands LLC Term Loan B
7.60%, 08/03/2028
(p)
744 744
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
White Cap Supply Holdings LLC Term Loan B
7.93%, 10/19/2029
(p)
190 189
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 4,626

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0.15%
Altar Bidco Inc Term Loan
9.75%, 02/01/2030
(p)
$ 3,570 $ 3,463
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Synaptics Inc Term Loan B
7.22%, 10/20/2028
(p)
229 229
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Ultra Clean Holdings Inc Term Loan B
8.10%, 02/28/2028
(p)
185 185
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,877
Software - 1.44%
Applied Systems Inc Term Loan
9.85%, 02/06/2032
(p)
2,700 2,774
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Avaya Inc PIK Term Loan Exit
12.35%, PIK 0.00%, 07/31/2028
(l),(p)
1,026 862
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc Term Loan B
8.35%, 04/30/2031
(p)
324 324
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Boxer Parent Co Inc Term Loan B
8.34%, 07/30/2031
(p)
844 841
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Capstone Borrower Inc Term Loan B
7.85%, 06/17/2030
(p)
241 241
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cast & Crew LLC Term Loan B
8.60%, 12/29/2028
(p)
1,592 1,554
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
CCC Intelligent Solutions Inc Term Loan B
7.21%, 09/21/2028
(p)
135 135
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Central Parent LLC Term Loan B
7.85%, 07/06/2029
(p)
500 497
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Ceridian HCM Holding Inc
7.35%, 03/01/2031
(p)
196 196
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cloudera Inc Term Loan
10.77%, 10/08/2029
(p)
1,490 1,423
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cotiviti Inc Term Loan B
7.39%, 05/01/2031
(p)
710 711
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
DS Admiral Bidco LLC Term Loan B
8.94%, 06/26/2031
(p)
250 245
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
DTI Holdco Inc Term Loan B
9.60%, 04/26/2029
(p)
223 224
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Dun & Bradstreet Corp/The Term Loan B2
7.47%, 01/18/2029
(p)
$ 488 $ 488
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ellucian Holdings Inc Term Loan B
8.29%, 10/09/2029
(p)
692 695
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Envestnet Inc/BCPE Pequod Buyer Inc
0.00%, 09/19/2031
(p),(q)
210 210
EP Purchaser LLC Term Loan B
8.37%, 11/06/2028
(p)
693 690
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Epicor Software Corp Delayed Draw Term Loan DD
7.96%, 05/30/2031
(p)
176 177
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Epicor Software Corp Term Loan
8.10%, 05/23/2031
(p)
1,254 1,257
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Genesys Cloud Services Holdings II LLC Term
Loan B
7.69%, 12/01/2027
(p)
1,258 1,260
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Icon Parent Inc
0.00%, 09/11/2031
(p),(q)
530 526
IGT Holding IV AB Term Loan B
8.49%, 03/31/2028
(p)
280 281
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%
Informatica LLC Term Loan B
6.94%, 10/27/2028
(p)
518 518
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Instructure Holdings Inc Term Loan B
8.07%, 10/30/2028
(p)
330 330
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Isolved Inc Term Loan B
8.35%, 10/15/2030
(p)
192 193
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Leia Finco US LLC Term Loan B
7.89%, 10/09/2031
(p)
2,050 2,030
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
7.89%, 10/09/2031
(p)
700 693
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Leia Finco US LLC Term Loan
9.89%, 10/09/2032
(p)
3,700 3,591
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(p)
1,608 12
Marcel Bidco LLC Term Loan B5
9.53%, 11/09/2030
(p)
284 284
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Mitchell International Inc Term Loan B
7.94%, 06/17/2031
(p)
761 754
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Modena Buyer LLC Term Loan B
9.10%, 04/18/2031
(p)
$ 1,200 $ 1,148
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Open Text Corp Term Loan B
6.94%, 01/31/2030
(p)
576 578
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
PointClickCare Technologies Inc Term Loan B
0.00%, 10/10/2031
(p),(q)
225 225
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Rackspace Finance LLC Term Loan B
7.68%, 05/15/2028
(p)
737 439
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
11.18%, 05/15/2028
(p)
320 325
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Riverbed Technology
7.10%, PIK 2.00%, 07/01/2028
(l),(p)
532 319
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rocket Software Inc Term Loan B
9.60%, 11/28/2028
(p)
697 698
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Skopima Consilio Parent LLC Term Loan
12.46%, 05/14/2029
(p)
4,760 4,671
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
SS&C Technologies Inc Term Loan B8
7.14%, 05/09/2031
(p)
285 285
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Thunder Generation Funding LLC Term Loan B
7.61%, 09/27/2031
(p)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
UKG Inc Term Loan B
7.62%, 01/30/2031
(p)
1,546 1,547
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.62%, 01/30/2031
(p)
1,283 1,284
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
VS Buyer LLC Term Loan B
8.04%, 04/12/2031
(p)
314 314
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
West Technology Group LLC Term Loan B3
9.50%, 04/09/2027
(p)
803 697
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc
0.00%, 10/25/2031
(p),(q)
250 249
Zelis Payments Buyer Inc Term Loan B
7.44%, 09/28/2029
(p)
595 588
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 37,508
Telecommunications - 0.55%
Altice France SA Term Loan B12
8.37%, 01/31/2026
(p)
152 129
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Altice France SA Term Loan B13
8.68%, 08/14/2026
(p)
$ 879 $ 743
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc Term Loan B2
8.04%, 11/23/2028
(p)
722 721
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope LLC Term Loan B2
8.05%, 04/06/2026
(p)
1,992 1,945
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyborg Oldco DC Holdings Inc Term Loan B
0.00%, 05/01/2024
(d),(p)
454 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc Term Loan B
9.39%, 11/30/2029
(p)
879 879
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Digicel International Finance Ltd PIK Term Loan B
12.00%, PIK 1.50%, 05/25/2027
(l),(p)
731 727
CME Term Secured Overnight Financing
Rate 1 Month + 5.15%
EOS US Finco LLC Term Loan
11.26%, 10/06/2029
(p)
341 259
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC Term Loan
B
8.76%, 07/01/2031
(p)
1,572 1,578
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Level 3 Financing Inc Term Loan B1
11.28%, 04/15/2029
(p)
1,673 1,708
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Level 3 Financing Inc Term Loan B2
11.28%, 04/15/2030
(p)
1,503 1,532
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Lumen Technologies Inc Term Loan A
0.00%, 06/01/2028
(p),(q)
324 319
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc Term Loan B2
0.00%, 04/15/2030
(p),(q)
762 683
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
MLN US Holdco LLC
12.08%, 10/18/2027
(p)
537 43
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
MLN US Holdco LLC Term Loan
9.41%, 11/30/2025
(p)
824 27
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Syniverse Holdings LLC/DE Term Loan
11.60%, 05/13/2027
(p)
722 717
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Zayo Group Holdings Inc Term Loan B
7.80%, 03/09/2027
(p)
2,412 2,263
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 14,273

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.05%
Lasership Inc Term Loan
12.37%, 04/30/2029
(p)
$ 4,990 $ 956
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
PODS LLC Term Loan B
7.85%, 03/31/2028
(p)
307 289
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,245
TOTAL SENIOR FLOATING RATE INTERESTS $ 262,598
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9.45%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5.61%
2.00%, 07/01/2041 $ 1,480 $ 1,249
2.00%, 02/01/2051 1,984 1,585
2.00%, 03/01/2051 4,839 3,845
2.00%, 07/01/2051 5,674 4,511
2.00%, 09/01/2051 6,128 4,874
2.00%, 11/01/2051 4,839 3,893
2.00%, 12/01/2051 2,423 1,949
2.00%, 12/01/2051 1,532 1,228
2.00%, 02/01/2052 858 683
2.00%, 02/01/2052 3,240 2,648
2.00%, 03/01/2052 1,875 1,503
2.50%, 07/01/2051 830 694
2.50%, 10/01/2051 891 741
2.50%, 11/01/2051 529 444
2.50%, 12/01/2051 4,591 3,849
2.50%, 12/01/2051 3,326 2,787
2.50%, 12/01/2051 4,164 3,483
2.50%, 01/01/2052 2,069 1,737
2.50%, 01/01/2052 3,416 2,857
2.50%, 02/01/2052 1,235 1,030
2.50%, 03/01/2052 1,038 871
3.00%, 07/01/2037 864 809
3.00%, 08/01/2042 1,103 989
3.00%, 03/01/2052 4,132 3,593
3.00%, 03/01/2052 4,891 4,271
3.00%, 04/01/2052 562 488
3.00%, 05/01/2052 2,586 2,242
3.00%, 05/01/2052 865 745
3.50%, 05/01/2052 4,123 3,721
3.50%, 05/01/2052 2,822 2,545
3.50%, 11/01/2052 1,446 1,294
4.00%, 04/01/2052 768 709
4.00%, 07/01/2052 979 913
4.00%, 08/01/2052 3,253 3,020
4.00%, 10/01/2052 1,271 1,180
4.00%, 03/01/2053 3,801 3,532
4.50%, 08/01/2052 1,326 1,267
4.50%, 09/01/2052 1,903 1,826
4.50%, 10/01/2052 2,144 2,068
4.50%, 02/01/2053 2,479 2,367
4.50%, 11/01/2054
(r)
9,415 8,938
5.00%, 07/01/2052 2,490 2,446
5.00%, 06/01/2053 4,289 4,196
5.00%, 06/01/2053 2,161 2,117
5.00%, 08/01/2053 2,233 2,182
5.00%, 11/01/2054
(r)
5,235 5,086
5.50%, 02/01/2053 3,114 3,116
5.50%, 07/01/2053 1,385 1,387
5.50%, 07/01/2053 1,683 1,680
5.50%, 11/01/2053 1,646 1,643
5.50%, 11/01/2053 1,883 1,884
5.50%, 05/01/2054 1,532 1,528
5.50%, 06/01/2054 1,396 1,388
5.50%, 11/01/2054
(r)
10,315 10,217
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 04/01/2054 $ 1,553 $ 1,580
6.00%, 06/01/2054 972 988
6.00%, 09/01/2054 1,119 1,136
6.00%, 11/01/2054
(r)
5,245 5,278
6.50%, 11/01/2054
(r)
5,375 5,486
$ 146,316
Government National Mortgage Association (GNMA) - 2.24%
2.00%, 01/20/2051 1,321 1,079
2.00%, 07/20/2051 2,734 2,231
2.50%, 04/20/2051 2,121 1,799
2.50%, 07/20/2051 417 354
2.50%, 09/20/2051 2,204 1,869
3.00%, 07/20/2051 3,144 2,759
3.00%, 09/20/2051 950 834
3.50%, 09/20/2047 1,879 1,715
3.50%, 03/20/2048 2,011 1,836
3.50%, 08/20/2048 1,307 1,193
4.00%, 03/20/2049 3,032 2,854
4.00%, 03/20/2050 623 586
4.50%, 05/20/2048 2,417 2,339
4.50%, 11/20/2054
(r)
6,060 5,784
5.00%, 12/20/2052 1,311 1,282
5.00%, 01/20/2053 2,761 2,699
5.00%, 02/20/2053 1,112 1,089
5.00%, 11/20/2054
(r)
9,050 8,839
5.50%, 03/20/2053 1,072 1,069
5.50%, 11/20/2054
(r)
11,390 11,326
6.00%, 11/20/2054
(r)
3,425 3,450
6.50%, 11/20/2054
(r)
1,400 1,422
$ 58,408
U.S. Treasury - 1.05%
1.88%, 11/15/2051 2,014 1,179
2.25%, 02/15/2052 1,268 814
2.75%, 11/15/2042 962 746
2.88%, 05/15/2052 2,042 1,508
3.25%, 05/15/2042 1,047 881
3.50%, 09/30/2029 331 321
3.63%, 09/30/2031 1,940 1,871
3.88%, 08/15/2034 2,226 2,154
4.13%, 10/31/2029 1,443 1,441
4.13%, 08/15/2044 1,126 1,057
4.38%, 05/15/2034 1,045 1,052
4.63%, 05/15/2044 530 533
4.63%, 05/15/2054 2,308 2,361
4.79%, 01/31/2026
(s),(t)
11,500 11,505
US Treasury 3 Month Bill Money Market
Yield + 0.25%
$ 27,423
U.S. Treasury Bill - 0.55%
4.64%, 12/17/2024
(u)
2,515 2,500
4.66%, 12/05/2024
(u)
8,250 8,214
5.02%, 11/29/2024
(u)
3,425 3,413
$ 14,127
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 246,274
REPURCHASE AGREEMENTS - 0.19%
Maturity Amount
(000's) Value (000's)
Banks - 0.19%
Daiwa Securities Repurchase Agreement; 4.85%
traded 10/31/2024 maturing 11/01/2024
(collateralized by US Government Security;
$5,130,688; 4.85%; dated 12/31/2028)
$ 5,029 $ 5,028
TOTAL REPURCHASE AGREEMENTS $ 5,028
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS - 0.00% $ 46
Total Investments $ 2,684,982
Other Assets and Liabilities -  (2.98)% (77,642)
TOTAL NET ASSETS - 100.00% $ 2,607,340

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $50,345 or
1.93% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $48,569 or 1.86% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $765,980 or 29.38% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $42,369 or 1.62% of net assets.
(o) Security is an Interest Only Strip.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after October 31, 2024, at which time the interest rate will be determined.
(r) Security was purchased in a "to-be-announced" ("TBA") transaction.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$174 or 0.01% of net assets.
(t) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $360 or 0.01% of net assets.
(u) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 85,777 $ 2,055,196 $ 1,998,208 $ 142,765
$ 85,777 $ 2,055,196 $ 1,998,208 $ 142,765
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 3,395 $ — $ — $ —
$ 3,395 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 1,038 0.04%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,671 — 0.00%
Material Sciences Corp   0.00%, PIK 13.06%, 07/09/2026 12/22/2016-09/30/2024 23,240 22,969 0.88%
Specialty Steel   15.29%, 11/15/2026 02/15/2024 38,772 38,772 1.49%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 18,921 0.73%
Total $ 81,700 3.14%
Amounts in thousands.
Credit Default Swaptions
Purchased Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Citigroup Inc 5.00% CDX.NA.HY.43 $ 1,410 107.00% 12/19/2024 $ 17 $ 15 $ (2)
Put - 5 Year Credit Default Swap Goldman Sachs & Co 5.00% CDX.NA.HY.42 1,425 107.00% 12/19/2024 17 12 (5)
Put - 5 Year Credit Default Swap Goldman Sachs & Co 5.00% CDX.NA.HY.43 1,325 107.00% 01/16/2025 17 19 2
Total $ 51 $ 46 $ (5)
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Citigroup Inc CDX.NA.HY.43 5.00% $ 1,410 103.00% 12/19/2024 $ (5) $ (3) $ 2
Put - 5 Year Credit Default Swap Goldman Sachs & Co CDX.NA.HY.42 5.00% 1,425 102.00% 12/19/2024 (4) (2) 2
Put - 5 Year Credit Default Swap Goldman Sachs & Co CDX.NA.HY.43 5.00% 1,325 102.50% 01/16/2025 (5) (4) 1
Put - 5 Year Credit Default Swap JPMorgan Chase ITRX.FIN.
SNR.41
1.00% EUR 4,970 70.00% 11/21/2024 (13) (2) 11
Put - 5 Year Credit Default Swap JPMorgan Chase ITRX.FIN.
SNR.41
1.00% 4,251 62.50% 11/21/2024 (9) (4) 5

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

Credit Default Swaptions (continued)
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Morgan Stanley & Co CDX.NA.IG.42 1.00% $ 5,700 62.50% 11/21/2024 $ (9) $ (1) $ 8
Total $ (45) $ (16) $ 29
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2024 Long 204 $ 22,535 $ (582)
US 10 Year Ultra Note; December 2024 Long 32 3,640 (72)
US 2 Year Note; December 2024 Short 65 13,387 122
US 2 Year Note; December 2024 Long 38 7,826 (52)
US 5 Year Note; December 2024 Short 201 21,554 457
US Long Bond; December 2024 Long 12 1,416 (79)
US Ultra Bond; December 2024 Long 315 39,572 (728)
Total $ (934)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America 01/28/2025 EUR 181 $ 196 $ 1 $ —
Bank o f America 01/28/2025 $ 469 EUR 432 — (3)
Bank of New York Mellon 11/20/2024 EUR 43 $ 47 — —
Bank of New York Mellon 11/20/2024 $ 3,100 EUR 2,803 49 —
Citigroup Inc 11/22/2024 EUR 3,675 $ 4,037 — (37)
Citigroup Inc 11/22/2024 $ 18,208 EUR 16,575 167 —
Citigroup Inc 11/29/2024 PEN 8,000 $ 2,134 — (14)
Citigroup Inc 11/29/2024 ZAR 13,000 $ 737 — —
Citigroup Inc 11/29/2024 TRY 246,660 $ 6,941 78 —
Citigroup Inc 11/29/2024 $ 4,357 ZAR 77,000 — (3)
Citigroup Inc 11/29/2024 $ 4,758 BRL 27,300 49 —
HSBC Securities Inc 11/22/2024 EUR 2,909 $ 3,144 22 —
HSBC Securities Inc 11/22/2024 $ 2,184 EUR 1,991 18 (1)
HSBC Securities Inc 11/29/2024 $ 5,877 PEN 22,050 34 —
HSBC Securities Inc 11/29/2024 $ 2,312 PLN 9,250 2 —
HSBC Securities Inc 11/29/2024 $ 2,969 ZAR 52,700 — (15)
Total $ 420 $ (73)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co CMBX.11.BBB- N/A (3.00)% Monthly 11/18/2054 $ 650 $ 84 $ — $ 84 $ —
Goldman Sachs & Co CMBX.NA.11.AA N/A (1.50)% Monthly 11/18/2054 1,000 17 (3) 14 —
Goldman Sachs & Co CMBX.NA.13.AA N/A (1.50)% Monthly 12/16/2072 2,000 77 (20) 57 —
Goldman Sachs & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 82 (16) 66 —
Goldman Sachs & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 1,000 158 3 161 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 64 2 66 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 440 26 3 29 —
Morgan Stanley & Co CMBX.NA.8.A N/A (2.00)% Monthly 10/17/2057 829 20 (10) 10 —
Morgan Stanley & Co CMBX.NA.9.BBB N/A (3.00)% Monthly 09/17/2058 1,000 157 7 164 —
Morgan Stanley & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 500 71 9 80 —
Total $ 756 $ (25) $ 731 $ —
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
Goldman Sachs & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 $ 2,000 $ (33) $ 9 $ — $ (24)
JPMorgan Chase ITRX.XOVER.42 N/A 5.00% Quarterly 12/20/2029 EUR 2,800 586 1 587 —
Morgan Stanley & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 $ 880 (12) 2 — (10)

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

Credit Default Swaps (continued)
Sell Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
Morgan Stanley & Co CMBX.NA.9.A N/A 2.00% Monthly 09/17/2058 $ 1,500 $ (96) $ 16 $ — $ (80)
Total $ 445 $ 28 $ 587 $ (114)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.IG.43 N/A (1.00)% Quarterly 12/20/2029 $ 14,667 $ (325) $ 12 $ (313)
ITRX.FIN.SNR.41 N/A (1.00)% Quarterly 06/20/2029 EUR 9,221 (167) (12) (179)
ITRX.XOVER.42 N/A (5.00)% Quarterly 12/20/2029 1,400 (120) (2) (122)
Total $ (612) $ (2) $ (614)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $4,380 and 2,800 EUR.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/06/2025
Maturity 03/11/2025 $ 889 $ — $ 27 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/13/2025
Maturity 03/18/2025 442 — 27 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/18/2025
Maturity 03/21/2025 733 — 109 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.70%
Egypt Treasury Bill, 0.00%,
12/10/2024
Maturity 12/11/2024 772 — 16 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/17/2024
Maturity 12/20/2024 733 — 100 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 475 — — (7)
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/04/2025
Maturity 03/07/2025 713 — 63 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
09/16/2025
Maturity 09/16/2025 329 — 3 —
Total $ — $ 345 $ (7)
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.25)%
Principal Amount
(000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (0.25)%
2.00%, 11/01/2054 $ 1,700 $ 1,347
2.50%, 11/01/2039 3,600 3,286
5.00%, 11/01/2039 1,800 1,796
$ 6,429
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $6,617) $ 6,429
TOTAL SHORT SALES (proceeds $6,617) $ 6,429

Schedule of Investments
Diversified International Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .58 % Shares Held Value (000's)
Money Market Funds - 2 .58%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
174,467,262 $ 174,467
TOTAL INVESTMENT COMPANIES $ 174,467
COMMON STOCKS - 97 .41 % Shares Held Value (000's)
Aerospace & Defense - 3 .39%
Airbus SE 560,535 $ 85,504
BAE Systems PLC 7,689,821 123,940
Thales SA 123,028 19,832
$ 229,276
Apparel - 2 .18%
Hermes International SCA 19,764 44,919
LVMH Moet Hennessy Louis Vuitton SE 40,019 26,641
PRADA SpA 2,773,000 21,290
Samsonite International SA
(c)
23,118,200 54,325
$ 147,175
Automobile Manufacturers - 2 .15%
Daimler Truck Holding AG 1,299,578 53,739
Toyota Motor Corp 5,335,700 91,936
$ 145,675
Automobile Parts & Equipment - 1 .19%
Bridgestone Corp 394,400 14,055
Toyota Industries Corp 958,700 66,459
$ 80,514
Banks - 12 .91%
AIB Group PLC 13,832,649 74,157
Banco do Brasil SA 5,837,600 26,518
Bank Negara Indonesia Persero Tbk PT 92,628,900 30,895
Bank of Ireland Group PLC 3,527,453 32,693
Bank Rakyat Indonesia Persero Tbk PT 172,024,094 52,442
Credicorp Ltd 112,696 20,751
DBS Group Holdings Ltd 2,627,260 76,177
Erste Group Bank AG 791,455 44,769
FinecoBank Banca Fineco SpA 1,394,416 22,261
Grupo Financiero Banorte SAB de CV 3,095,730 21,606
ICICI Bank Ltd ADR 2,309,748 70,239
Kotak Mahindra Bank Ltd 3,136,130 64,386
National Bank of Greece SA 7,239,694 56,721
NatWest Group PLC 14,627,297 69,308
Nordea Bank Abp 2,527,246 29,573
Piraeus Financial Holdings SA 4,622,054 17,415
PT Bank Central Asia Tbk 35,346,370 23,045
Societe Generale SA 1,327,996 38,142
Swedbank AB 1,064,098 21,591
UniCredit SpA 1,829,600 80,940
$ 873,629
Beverages - 0 .62%
Arca Continental SAB de CV 1,465,300 12,500
Kweichow Moutai Co Ltd 136,820 29,362
$ 41,862
Biotechnology - 0 .39%
Argenx SE
(d)
45,226 26,668
Building Materials - 1 .93%
CRH PLC 1,371,079 130,710
Chemicals - 0 .38%
Shin-Etsu Chemical Co Ltd 708,345 25,957
Coal - 1 .46%
Teck Resources Ltd 2,119,700 98,620
Commercial Services - 1 .15%
Localiza Rent a Car SA 5,419,687 39,441
TOPPAN Holdings Inc 1,302,800 38,109
$ 77,550
Cosmetics & Personal Care - 3 .06%
L'Oreal SA 146,897 55,111
Unilever PLC 2,492,955 152,076
$ 207,187
Distribution & Wholesale - 0 .39%
Rexel SA 950,505 26,188
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0 .34%
Brookfield Asset Management Ltd 435,358 $ 23,098
Electric - 1 .12%
Iberdrola SA 5,080,230 75,464
Electrical Components & Equipment - 1 .32%
Schneider Electric SE 344,641 89,279
Electronics - 1 .00%
Halma PLC 549,448 17,553
Hoya Corp 376,260 50,341
$ 67,894
Engineering & Construction - 0 .62%
Kajima Corp 1,711,300 29,478
Obayashi Corp 1,001,300 12,275
$ 41,753
Entertainment - 1 .25%
Entain PLC 2,926,831 28,149
Universal Music Group NV 2,237,106 56,299
$ 84,448
Food - 0 .54%
Danone SA 506,875 36,210
Food Service - 0 .56%
Compass Group PLC 1,170,337 38,009
Healthcare - Products - 0 .83%
Alcon AG 306,122 28,118
Smith & Nephew PLC 2,245,441 27,917
$ 56,035
Healthcare - Services - 0 .44%
ICON PLC
(d)
133,417 29,633
Home Builders - 1 .24%
Taylor Wimpey PLC 20,974,352 39,656
Vistry Group PLC
(d)
3,736,173 43,907
$ 83,563
Home Furnishings - 0 .30%
Howden Joinery Group PLC 1,869,868 20,344
Insurance - 8 .73%
AIA Group Ltd 24,640,600 194,471
ASR Nederland NV 511,051 24,223
AXA SA 2,659,866 99,871
Fairfax Financial Holdings Ltd 46,758 58,105
Hannover Rueck SE 275,946 72,462
MS&AD Insurance Group Holdings Inc 1,946,500 43,055
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
94,780 48,469
Sompo Holdings Inc 1,599,500 34,292
Tryg A/S 651,797 15,383
$ 590,331
Internet - 6 .02%
Alibaba Group Holding Ltd 5,350,800 65,453
JD.com Inc 4,452,800 90,299
MercadoLibre Inc
(d)
17,780 36,221
Tencent Holdings Ltd 4,127,200 215,201
$ 407,174
Investment Companies - 0 .39%
EXOR NV 250,326 26,439
Machinery - Construction & Mining - 1 .57%
Mitsubishi Electric Corp 3,732,700 65,667
Weir Group PLC/The 1,511,191 40,697
$ 106,364
Machinery - Diversified - 2 .30%
Atlas Copco AB - A Shares 4,909,982 81,032
Keyence Corp 135,032 60,955
THK Co Ltd 840,300 13,873
$ 155,860
Media - 0 .63%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
536,673 42,848
Mining - 0 .55%
Sandfire Resources Ltd
(d)
5,528,457 37,415

Schedule of Investments
Diversified International Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .50%
Canadian Natural Resources Ltd 1,080,200 $ 36,735
Noble Corp PLC 1,303,422 41,684
Shell PLC 3,419,430 114,166
Suncor Energy Inc 1,998,700 75,449
Tourmaline Oil Corp 792,900 36,554
$ 304,588
Oil & Gas Services - 0 .37%
Schlumberger NV 624,735 25,033
Pharmaceuticals - 8 .73%
AstraZeneca PLC 1,303,698 185,509
Merck KGaA 139,802 23,113
Novo Nordisk A/S 1,097,898 123,146
Roche Holding AG 208,458 64,602
Sanofi SA 1,835,836 194,010
$ 590,380
Private Equity - 3 .90%
3i Group PLC 3,534,683 144,950
Brookfield Corp 1,804,031 95,660
Intermediate Capital Group PLC 875,273 23,251
$ 263,861
Retail - 4 .83%
Alimentation Couche-Tard Inc 1,307,792 68,200
Dollarama Inc 730,800 76,048
Industria de Diseno Textil SA 770,030 43,903
MatsukiyoCocokara & Co 1,284,500 17,488
Wal-Mart de Mexico SAB de CV 12,758,090 35,228
Yum China Holdings Inc 1,951,161 86,066
$ 326,933
Semiconductors - 8 .99%
ASML Holding NV 194,341 130,817
Renesas Electronics Corp 3,585,100 48,034
Samsung Electronics Co Ltd 3,289,165 139,661
Socionext Inc 2,076,700 38,662
Taiwan Semiconductor Manufacturing Co Ltd 8,008,544 251,144
$ 608,318
Software - 0 .68%
Dassault Systemes SE 705,691 24,152
Nemetschek SE 202,721 21,844
$ 45,996
Telecommunications - 2 .02%
Deutsche Telekom AG 4,508,706 136,314
Toys, Games & Hobbies - 1 .53%
Nintendo Co Ltd 1,963,400 103,713
Transportation - 0 .91%
Canadian Pacific Kansas City Ltd 794,900 61,321
TOTAL COMMON STOCKS $ 6,589,629
Total Investments $ 6,764,096
Other Assets and Liabilities -  0.01% 791
TOTAL NET ASSETS - 100.00% $ 6,764,887
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $54,325 or 0.80% of net assets.
(d) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 61,242 $ 2,693,253 $ 2,580,028 $ 174,467
$ 61,242 $ 2,693,253 $ 2,580,028 $ 174,467
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 3,552 $ — $ — $ —
$ 3,552 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .63 % Shares Held Value (000's)
Money Market Funds - 1 .63%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2,392,446 $ 2,392
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
144,824,456 144,824
$ 147,216
TOTAL INVESTMENT COMPANIES $ 147,216
COMMON STOCKS - 98 .60 % Shares Held Value (000's)
Advertising - 1 .30%
Omnicom Group Inc 1,168,923 $ 118,061
Automobile Manufacturers - 4 .62%
Cummins Inc 602,948 198,358
PACCAR Inc 2,105,554 219,567
$ 417,925
Banks - 11 .71%
Bank of America Corp 4,992,096 208,770
Citigroup Inc 1,394,143 89,462
JPMorgan Chase & Co 1,154,231 256,147
Morgan Stanley 2,249,842 261,544
PNC Financial Services Group Inc/The 1,298,788 244,523
$ 1,060,446
Beverages - 1 .70%
Coca-Cola Co/The 2,361,066 154,201
Biotechnology - 1 .86%
Corteva Inc 2,761,844 168,252
Building Materials - 3 .76%
Carrier Global Corp 1,529,716 111,241
Trane Technologies PLC 619,595 229,349
$ 340,590
Chemicals - 1 .38%
Air Products and Chemicals Inc 401,257 124,602
Computers - 1 .87%
Apple Inc 749,262 169,266
Cosmetics & Personal Care - 1 .84%
Procter & Gamble Co/The 1,009,132 166,688
Diversified Financial Services - 3 .04%
Blackrock Inc 214,138 210,076
Nasdaq Inc 885,046 65,422
$ 275,498
Electric - 4 .91%
NextEra Energy Inc 2,184,314 173,107
Sempra 790,886 65,936
WEC Energy Group Inc 1,061,489 101,404
Xcel Energy Inc 1,561,504 104,324
$ 444,771
Food - 1 .04%
Hershey Co/The 530,771 94,254
Healthcare - Products - 4 .57%
Abbott Laboratories 1,652,868 187,386
Medtronic PLC 984,550 87,871
STERIS PLC 621,901 137,969
$ 413,226
Healthcare - Services - 1 .58%
UnitedHealth Group Inc 253,698 143,213
Home Builders - 2 .14%
DR Horton Inc 1,146,018 193,677
Insurance - 4 .06%
Chubb Ltd 818,984 231,314
Fidelity National Financial Inc 2,260,555 136,017
$ 367,331
Iron & Steel - 1 .12%
Reliance Inc 354,919 101,628
Lodging - 2 .42%
Hilton Worldwide Holdings Inc 933,184 219,158
Machinery - Diversified - 2 .20%
Deere & Co 492,704 199,392
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1 .15%
Comcast Corp - Class A 2,385,679 $ 104,183
Miscellaneous Manufacturers - 3 .13%
Parker-Hannifin Corp 446,679 283,226
Oil & Gas - 4 .57%
Chevron Corp 559,749 83,302
EOG Resources Inc 1,312,670 160,093
Marathon Petroleum Corp 1,170,456 170,266
$ 413,661
Oil & Gas Services - 0 .45%
Halliburton Co 1,466,351 40,677
Pharmaceuticals - 8 .80%
Becton Dickinson & Co 713,271 166,613
Eli Lilly & Co 28,738 23,845
Merck & Co Inc 1,782,469 182,382
Novartis AG ADR 1,762,249 191,028
Pfizer Inc 2,315,414 65,526
Roche Holding AG ADR 4,308,126 167,199
$ 796,593
Pipelines - 1 .73%
Enterprise Products Partners LP 5,469,524 156,757
Private Equity - 2 .85%
KKR & Co Inc 1,864,732 257,781
REITs - 3 .88%
Alexandria Real Estate Equities Inc 1,262,913 140,878
Equity LifeStyle Properties Inc 1,086,941 76,216
Prologis Inc 668,557 75,507
Realty Income Corp 990,856 58,827
$ 351,428
Retail - 4 .12%
Costco Wholesale Corp 287,429 251,265
Starbucks Corp 1,153,720 112,718
Target Corp 59,459 8,921
$ 372,904
Semiconductors - 3 .75%
Broadcom Inc 477,949 81,141
Microchip Technology Inc 800,914 58,763
Monolithic Power Systems Inc 24,829 18,853
Taiwan Semiconductor Manufacturing Co Ltd ADR 948,201 180,670
$ 339,427
Software - 4 .02%
Fidelity National Information Services Inc 643,347 57,727
Microsoft Corp 357,284 145,182
Salesforce Inc 125,444 36,551
SAP SE ADR
(d)
530,756 124,006
$ 363,466
Telecommunications - 1 .95%
T-Mobile US Inc 791,018 176,524
Transportation - 1 .08%
Expeditors International of Washington Inc 821,312 97,736
TOTAL COMMON STOCKS $ 8,926,542
Total Investments $ 9,073,758
Other Assets and Liabilities -  (0.23)% (20,421)
TOTAL NET ASSETS - 100.00% $ 9,053,337
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,392 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,309 or 0.03% of net assets.

Schedule of Investments
Equity Income Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 145,357 $ 2,562,999 $ 2,563,532 $ 144,824
$ 145,357 $ 2,562,999 $ 2,563,532 $ 144,824
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 8,162 $ — $ — $ —
$ 8,162 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 13.92% Shares Held Value (000's)
Money Market Funds - 13.92%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
1,825,654 $ 1,826
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
90,146,824 90,147
$ 91,973
TOTAL INVESTMENT COMPANIES $ 91,973
BONDS - 83.67%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.53%
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(d)
$ 3,450 $ 3,504
Banks - 8.64%
Banca Transilvania SA
7.25%, 12/07/2028
(e)
EUR 1,375 1,601
Euribor Swap Rate 1 Year + 4.29%
8.88%, 04/27/2027
(e)
2,750 3,167
Euribor Swap Rate 1 Year + 5.58%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(d),(e),(f),(g),(h)
$ 4,575 4,422
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(e),(f),(g),(h)
1,150 1,112
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Gospodarstwa Krajowego
5.75%, 07/09/2034
(d)
3,175 3,203
BBVA Bancomer SA/Texas
5.13%, 01/18/2033
(e),(g)
2,525 2,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
8.45%, 06/29/2038
(d),(e),(g)
3,300 3,471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 2,655 2,760
HSBC Holdings PLC
6.25%, 03/09/2034
(e)
$ 7,625 8,080
Secured Overnight Financing Rate + 2.39%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(d)
2,300 2,275
JPMorgan Chase Bank NA
0.00%, 03/15/2034
(d),(i)
TRY 1,820,000 2,610
Korea Development Bank/The
0.80%, 07/19/2026 $ 4,360 4,091
4.75%, 06/26/2027 4,000 4,035
National Bank of Uzbekistan
8.50%, 07/05/2029 1,450 1,486
Standard Chartered PLC
5.91%, 05/14/2035
(d),(e)
1,600 1,640
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
5.91%, 05/14/2035
(e)
700 718
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
6.10%, 01/11/2035
(d),(e),(h)
5,025 5,232
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
6.10%, 01/11/2035
(e)
1,200 1,249
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
Turkiye Vakiflar Bankasi TAO
8.99%, 10/05/2034
(d),(e)
3,450 3,564
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.67%
$ 57,071
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.25%
Cemex SAB de CV
9.13%, 03/14/2028
(e),(f),(h)
$ 1,550 $ 1,650
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Chemicals - 1.13%
Sasol Financing USA LLC
8.75%, 05/03/2029
(d)
3,650 3,751
8.75%, 05/03/2029 900 925
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(d)
2,699 2,818
$ 7,494
Commercial Services - 0.45%
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 2,900 2,997
Distribution & Wholesale - 0.34%
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(d)
2,250 2,255
Diversified Financial Services - 0.36%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 2,400 2,388
Electric - 2.32%
Comision Federal de Electricidad
5.00%, 09/29/2036 2,457 2,193
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026 3,900 3,777
Energo-Pro AS
8.50%, 02/04/2027
(h)
2,726 2,734
8.50%, 02/04/2027
(d)
1,950 1,956
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(d),(h)
4,625 4,637
$ 15,297
Energy - Alternate Sources - 0.60%
FS Luxembourg Sarl
8.88%, 02/12/2031
(d)
3,600 3,672
8.88%, 02/12/2031 300 306
$ 3,978
Engineering & Construction - 3.39%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(d)
5,200 5,304
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(d)
5,050 5,135
IHS Holding Ltd
5.63%, 11/29/2026 2,075 2,039
IHS Netherlands Holdco BV
8.00%, 09/18/2027 6,175 6,169
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(d)
3,675 3,746
$ 22,393
Food - 0.35%
Minerva Luxembourg SA
8.88%, 09/13/2033
(d)
2,175 2,284
Forest Products & Paper - 0.56%
LD Celulose International GmbH
7.95%, 01/26/2032
(d)
3,600 3,685
Iron & Steel - 0.64%
CSN Inova Ventures
6.75%, 01/28/2028 3,950 3,775
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(i),(j)
200 —
Usiminas International Sarl
5.88%, 07/18/2026 446 443
$ 4,218
Mining - 1.57%
Navoi Mining & Metallurgical Combinat
6.95%, 10/17/2031
(d)
2,475 2,479

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(d)
$ 1,775 $ 1,822
9.50%, 10/06/2028
(d)
3,675 3,786
9.50%, 10/06/2028 2,200 2,266
$ 10,353
Oil & Gas - 6.25%
Energean Israel Finance Ltd
5.38%, 03/30/2028
(d)
4,300 3,870
8.50%, 09/30/2033
(d),(h)
4,440 4,222
Leviathan Bond Ltd
6.50%, 06/30/2027
(d)
5,575 5,279
Petroleos de Venezuela SA
0.00%, 05/16/2024
(i)
24,625 2,315
0.00%, 11/15/2026
(i)
2,525 240
Petroleos Mexicanos
6.35%, 02/12/2048 2,875 1,964
6.50%, 03/13/2027 4,025 3,950
6.50%, 01/23/2029 4,500 4,228
6.75%, 09/21/2047 1,575 1,128
Puma International Financing SA
7.75%, 04/25/2029
(d)
6,400 6,536
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 4,990 4,831
Trident Energy Finance PLC
12.50%, 11/30/2029
(d),(h)
2,600 2,724
$ 41,287
Oil & Gas Services - 0.36%
Yinson Boronia Production BV
8.95%, 07/31/2042 2,225 2,356
Pipelines - 3.28%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 4,322 4,340
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(d)
2,613 2,265
2.16%, 03/31/2034 1,994 1,728
Greensaif Pipelines Bidco Sarl
5.85%, 02/23/2036
(d)
2,250 2,252
6.13%, 02/23/2038
(d)
3,725 3,814
6.13%, 02/23/2038 4,625 4,733
Southern Gas Corridor CJSC
6.88%, 03/24/2026 2,475 2,523
$ 21,655
Real Estate - 0.24%
MAF Global Securities Ltd
7.88%, 06/30/2027
(e),(f)
1,525 1,574
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Regional Authority - 0.69%
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(k)
7,948 4,530
Sovereign - 46.04%
Abu Dhabi Government International Bond
3.13%, 05/03/2026 4,000 3,918
Argentine Republic Government International Bond
4.12%, 07/09/2035
(k)
10,650 5,878
Benin Government International Bond
7.96%, 02/13/2038 6,550 6,446
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 159,300 26,139
Brazilian Government International Bond
6.13%, 01/22/2032
(h)
$ 6,575 6,624
Chile Government International Bond
2.75%, 01/31/2027 9,000 8,596
Colombia Government International Bond
4.50%, 03/15/2029 2,725 2,525
7.50%, 02/02/2034 4,700 4,649
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Dominican Republic International Bond
4.50%, 01/30/2030 $ 6,500 $ 6,022
10.75%, 06/01/2036
(d)
DOP 184,500 3,220
Ecuador Government International Bond
5.00%, 07/31/2040
(k)
$ 3,200 1,623
5.50%, 07/31/2035
(k)
5,225 2,883
6.90%, 07/31/2030
(k)
3,825 2,626
Egypt Government Bond
24.46%, 10/01/2027 EGP 155,400 3,101
25.32%, 08/13/2027 140,200 2,827
Egypt Government International Bond
5.80%, 09/30/2027 $ 4,225 3,970
7.90%, 02/21/2048 1,975 1,482
8.15%, 11/20/2059 2,725 2,074
8.50%, 01/31/2047 3,475 2,753
Egypt Treasury Bills
0.00%, 11/19/2024
(i)
EGP 171,225 3,456
0.00%, 09/16/2025
(i)
143,600 2,378
Ghana Government International Bond
5.00%, 07/03/2029
(d),(k)
$ 3,275 2,808
Guatemala Government Bond
6.55%, 02/06/2037
(d)
3,175 3,198
6.60%, 06/13/2036 3,875 3,933
7.05%, 10/04/2032 2,300 2,422
Indonesia Government International Bond
4.15%, 09/20/2027 6,750 6,672
Indonesia Treasury Bond
6.50%, 07/15/2030 IDR 37,804,000 2,379
6.50%, 02/15/2031 25,100,000 1,576
6.88%, 04/15/2029 73,050,000 4,682
Iraq International Bond
5.80%, 01/15/2028 $ 3,095 2,972
Israel Government International Bond
5.50%, 03/12/2034 11,675 11,374
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 5,725 5,447
6.88%, 10/17/2040 4,850 4,563
Lebanon Government International Bond
0.00%, 06/19/2020
(i)
$ 5,375 456
0.00%, 05/27/2022
(i)
1,900 158
0.00%, 10/04/2022
(i)
3,650 313
0.00%, 05/26/2023
(i)
1,900 161
Nigeria Government International Bond
6.13%, 09/28/2028 7,500 6,766
Pakistan Government International Bond
6.88%, 12/05/2027 8,750 7,924
Peru Government Bond
5.40%, 08/12/2034 PEN 32,525 7,733
6.15%, 08/12/2032 14,950 3,871
Peruvian Government International Bond
2.39%, 01/23/2026 $ 4,000 3,866
6.90%, 08/12/2037 PEN 13,275 3,422
Qatar Government International Bond
4.50%, 04/23/2028 $ 5,000 5,025
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 39,960 8,647
5.00%, 10/25/2034 23,200 5,393
Republic of Poland Government International Bond
5.50%, 11/16/2027 $ 5,000 5,136
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 359,125 16,285
8.88%, 02/28/2035 230,000 11,679
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(d)
$ 4,775 4,697
Romanian Government International Bond
5.13%, 09/24/2031
(d)
EUR 4,650 5,036
5.25%, 05/30/2032
(d)
2,425 2,631
6.38%, 01/30/2034
(d)
$ 4,626 4,616

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Senegal Government International Bond
5.38%, 06/08/2037 EUR 750 $ 585
6.75%, 03/13/2048 $ 1,525 1,075
Serbia International Bond
6.00%, 06/12/2034
(d)
1,525 1,530
6.00%, 06/12/2034 225 226
Tunisian Republic
6.38%, 07/15/2026 EUR 9,700 9,747
Turkiye Government Bond
37.00%, 02/18/2026 TRY 358,250 10,061
Ukraine Government International Bond
0.00%, 02/01/2035
(d),(i),(k)
$ 1,388 677
0.00%, 02/01/2035
(i),(k)
1,311 640
0.00%, 02/01/2036
(d),(i),(k)
1,161 560
0.00%, 02/01/2036
(i),(k)
1,093 527
1.75%, 02/01/2029
(d),(k)
800 480
1.75%, 02/01/2029
(k)
1,305 783
1.75%, 02/01/2034
(d),(k)
7,046 3,365
1.75%, 02/01/2034
(k)
2,540 1,213
1.75%, 02/01/2035
(d),(k)
5,633 2,618
1.75%, 02/01/2035
(k)
2,638 1,227
Zambia Government International Bond
0.50%, 12/31/2053
(d)
5,425 2,953
0.50%, 12/31/2053 6,963 3,790
5.75%, 06/30/2033
(d),(k)
740 650
5.75%, 06/30/2033
(k)
2,768 2,430
$ 304,168
Supranational Bank - 2.75%
Asian Development Bank
6.72%, 02/08/2028 INR 188,200 2,233
European Bank for Reconstruction & Development
6.30%, 10/26/2027 607,000 7,099
Inter-American Development Bank
7.00%, 01/25/2029 158,000 1,877
International Bank for Reconstruction &
Development
6.75%, 09/08/2027 180,000 2,127
6.85%, 04/24/2028 180,000 2,136
7.05%, 07/22/2029 229,000 2,723
$ 18,195
Telecommunications - 0.84%
Turk Telekomunikasyon AS
7.38%, 05/20/2029 $ 2,050 2,091
VEON Holdings BV
3.38%, 11/25/2027 3,975 3,466
$ 5,557
Transportation - 1.20%
Transnet SOC Ltd
8.25%, 02/06/2028 7,825 7,953
Water - 0.89%
Aegea Finance Sarl
9.00%, 01/20/2031
(d)
3,200 3,412
9.00%, 01/20/2031 250 266
Georgia Global Utilities JSC
8.88%, 07/25/2029
(d)
2,150 2,165
$ 5,843
TOTAL BONDS $ 552,685
Total Investments $ 644,658
Other Assets and Liabilities -  2.41% 15,939
TOTAL NET ASSETS - 100.00% $ 660,597
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,346 or
1.11% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $152,829 or 23.13% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $11,360 or 1.72% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,044 or 1.07% of net assets.
(i) Non-income producing security
(j) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 56,782 $ 580,137 $ 546,772 $ 90,147
$ 56,782 $ 580,137 $ 546,772 $ 90,147
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 2,028 $ — $ — $ —
$ 2,028 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; December 2024 Long 120 $ 17,204 $ (462)
US 5 Year Note; December 2024 Long 763 81,820 (1,444)
US Long Bond; December 2024 Short 245 28,903 1,158
Total $ (748)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 11/22/2024 $ 36,253 EUR 33,000 $ 335 $ —
Citigroup Inc 11/29/2024 PEN 11,200 $ 2,977 — (9)
Citigroup Inc 11/29/2024 TRY 634,352 $ 17,850 199 —
Citigroup Inc 11/29/2024 $ 14,000 ZAR 247,448 — (9)
Citigroup Inc 11/29/2024 $ 20,429 EUR 18,850 — (94)
Citigroup Inc 11/29/2024 $ 12,878 MXN 258,556 10 —
Citigroup Inc 11/29/2024 $ 19,723 CNH 140,351 — (20)
Citigroup Inc 11/29/2024 $ 29,752 BRL 170,300 378 —
Goldman Sachs & Co 11/29/2024 EUR 13,750 $ 14,909 61 —
Goldman Sachs & Co 12/20/2024 $ 5,681 INR 479,000 — (8)
HSBC Securities Inc 11/22/2024 EUR 4,762 $ 5,139 44 —
HSBC Securities Inc 11/29/2024 ILS 24,975 $ 6,612 83 —
HSBC Securities Inc 11/29/2024 PEN 53,850 $ 14,335 — (65)
HSBC Securities Inc 11/29/2024 $ 9,869 THB 330,007 72 —
HSBC Securities Inc 11/29/2024 $ 14,323 ZAR 254,250 — (72)
HSBC Securities Inc 11/29/2024 $ 37,274 PEN 139,925 192 —
HSBC Securities Inc 11/29/2024 $ 14,690 PLN 59,100 — (68)
HSBC Securities Inc 12/20/2024 INR 479,000 $ 5,702 — (14)
JPMorgan Chase 11/22/2024 $ 5,182 EUR 4,757 5 —
JPMorgan Chase 11/29/2024 PEN 16,450 $ 4,382 — (22)
Total $ 1,379 $ (381)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.36% (1.00)% Quarterly 12/20/2026 $ 20,400 $ (263) $ (3) $ — $ (266)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.36% (1.00)% Quarterly 12/20/2026 3,300 (42) (1) — (43)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.32% (1.00)% Quarterly 12/20/2026 20,400 (265) (21) — (286)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.32% (1.00)% Quarterly 12/20/2026 3,300 (42) (4) — (46)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.35% (1.00)% Quarterly 12/20/2026 16,400 (212) (6) — (218)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.35% (1.00)% Quarterly 12/20/2026 2,600 (33) (1) — (34)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.33% (1.00)% Quarterly 12/20/2026 $ 20,400 $ (264) $ (17) $ — $ (281)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.33% (1.00)% Quarterly 12/20/2026 3,300 (42) (3) — (45)
Total $ (1,163) $ (56) $ — $ (1,219)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 $ 15,000 $ (1,078) $ 35 $ (1,043)
ITRX.XOVER.42 N/A (5.00)% Quarterly 12/20/2029 EUR 49,925 (4,586) 231 (4,355)
Total $ (5,664) $ 266 $ (5,398)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
6 Month Warsaw Interbank
Offered Rate
Pay 4.37% Semiannual Annual N/A 12/18/2029 PLN 50,300 $ (341) $ 1 $ (340)
6 Month Warsaw Interbank
Offered Rate
Pay 4.37% Semiannual Annual N/A 12/18/2029 51,400 (227) (121) (348)
6 Month Warsaw Interbank
Offered Rate
Pay 4.37% Semiannual Annual N/A 12/18/2029 16,000 (23) (85) (108)
Brazil Cetip DI Interbank
Deposit Rate
Pay 12.73% Maturity Maturity N/A 01/04/2027 BRL 493,006 (259) — (259)
MXN TIIE Banxico Pay 8.59% Monthly Monthly N/A 12/16/2026 MXN 1,500,000 (1,525) 8 (1,517)
MXN TIIE Banxico Pay 8.59% Monthly Monthly N/A 12/16/2026 225,000 (44) (184) (228)
Total $ (2,419) $ (381) $ (2,800)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/06/2025
Maturity 03/11/2025 $ 1,550 $ — $ 47 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/13/2025
Maturity 03/18/2025 1,278 — 79 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/18/2025
Maturity 03/21/2025 2,116 — 318 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/17/2024
Maturity 12/20/2024 2,115 — 292 —

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 $ 1,366 $ — $ — $ (19)
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/04/2025
Maturity 03/07/2025 2,071 — 183 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
09/16/2025
Maturity 09/16/2025 1,315 — 2 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
11/19/2024
Maturity 11/19/2024 1,349 — 1 —
Total $ — $ 922 $ (19)
Amounts in thousands.

Schedule of Investments
Global Emerging Markets Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 4 .36 % Shares Held Value (000's)
Money Market Funds - 4 .36%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
105,493,353 $ 105,493
TOTAL INVESTMENT COMPANIES $ 105,493
COMMON STOCKS - 94 .86 % Shares Held Value (000's)
Aerospace & Defense - 1 .57%
Korea Aerospace Industries Ltd 604,299 $ 25,487
LIG Nex1 Co Ltd 70,736 12,590
$ 38,077
Automobile Manufacturers - 1 .45%
BYD Co Ltd 390,500 14,104
Hyundai Motor India Ltd
(c)
115,126 2,496
Kia Corp 171,772 11,359
Maruti Suzuki India Ltd 55,284 7,256
$ 35,215
Automobile Parts & Equipment - 0 .28%
Fuyao Glass Industry Group Co Ltd
(d)
460,800 3,260
Weichai Power Co Ltd 2,354,000 3,557
$ 6,817
Banks - 13 .64%
Bank Negara Indonesia Persero Tbk PT 94,762,400 31,607
Bank Polska Kasa Opieki SA 746,454 26,116
Bank Rakyat Indonesia Persero Tbk PT 101,683,882 30,999
Grupo Financiero Banorte SAB de CV 894,100 6,240
HDFC Bank Ltd 2,094,098 43,044
ICICI Bank Ltd 3,266,607 50,108
Kotak Mahindra Bank Ltd 2,117,880 43,480
National Bank of Greece SA 6,611,776 51,801
Saudi National Bank/The 3,646,874 32,059
Vietnam Technological & Commercial Joint Stock
Bank
15,642,400 14,733
$ 330,187
Beverages - 1 .65%
Arca Continental SAB de CV 914,600 7,802
Ichitan Group PCL 21,822,400 10,138
Varun Beverages Ltd 3,098,698 22,028
$ 39,968
Biotechnology - 0 .06%
Zai Lab Ltd ADR
(c)
50,546 1,527
Building Materials - 2 .88%
Cemex SAB de CV 81,629,314 42,794
Voltas Ltd 1,372,297 26,862
$ 69,656
Chemicals - 0 .08%
Orbia Advance Corp SAB de CV 1,982,200 1,816
Commercial Services - 1 .06%
Humansoft Holding Co KSC 331,811 2,825
JSW Infrastructure Ltd 5,302,868 19,759
Localiza Rent a Car SA 11,155 81
New Oriental Education & Technology Group Inc 496,100 3,105
$ 25,770
Computers - 2 .14%
Elm Co 22,376 6,078
Globant SA
(c)
106,516 22,357
Quanta Computer Inc 2,577,000 23,402
$ 51,837
Distribution & Wholesale - 0 .14%
AKR Corporindo Tbk PT 37,902,800 3,258
Diversified Financial Services - 3 .22%
Bajaj Finance Ltd 67,073 5,478
Bajaj Housing Finance Ltd
(c)
27,477 44
Banco BTG Pactual SA 1,365,050 7,677
Fubon Financial Holding Co Ltd 8,215,345 22,949
Intercorp Financial Services Inc 210,161 5,689
KB Financial Group Inc 553,331 36,005
$ 77,842
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 1 .50%
Adani Energy Solutions Ltd
(c)
2,756,359 $ 31,865
China Longyuan Power Group Corp Ltd 1,703,000 1,515
Emirates Central Cooling Systems Corp 6,262,800 2,985
$ 36,365
Electrical Components & Equipment - 2 .00%
Delta Electronics Inc 3,913,000 48,329
Electronics - 1 .73%
Advanced Energy Solution Holding Co Ltd 121,000 1,924
Avalon Technologies Ltd
(c),(d)
390,160 2,755
E Ink Holdings Inc 2,176,000 20,365
Lotes Co Ltd 220,830 11,231
Voltronic Power Technology Corp 85,000 5,590
$ 41,865
Engineering & Construction - 1 .12%
Cury Construtora e Incorporadora SA 3,381,000 14,311
L&T Technology Services Ltd
(d)
157,849 9,239
Samsung E&A Co Ltd
(c)
267,658 3,445
$ 26,995
Food - 2 .72%
Bid Corp Ltd 503,235 11,865
Indofood Sukses Makmur Tbk PT 18,183,200 8,798
LT Foods Ltd 2,490,451 11,513
Nestle India Ltd 284,117 7,641
SM Investments Corp 213,765 3,447
Want Want China Holdings Ltd 2,607,000 1,622
WH Group Ltd
(d)
27,070,500 21,069
$ 65,955
Forest Products & Paper - 1 .68%
Suzano SA 3,934,700 40,641
Gas - 0 .61%
ENN Natural Gas Co Ltd 2,925,262 7,540
Indraprastha Gas Ltd 1,457,269 7,266
$ 14,806
Healthcare - Products - 0 .25%
Pegavision Corp 309,000 3,582
Universal Vision Biotechnology Co Ltd 348,000 2,359
$ 5,941
Healthcare - Services - 0 .62%
Bangkok Dusit Medical Services PCL 10,092,500 8,297
Hygeia Healthcare Holdings Co Ltd
(c),(d)
3,006,200 6,798
$ 15,095
Home Furnishings - 0 .87%
Anker Innovations Technology Co Ltd 1,569,879 17,680
Gree Electric Appliances Inc of Zhuhai 564,600 3,452
Vestel Beyaz Esya Sanayi ve Ticaret AS 1 —
$ 21,132
Insurance - 4 .04%
AIA Group Ltd 5,758,000 45,444
China Pacific Insurance Group Co Ltd 10,633,000 36,927
Max Financial Services Ltd
(c)
802,380 12,226
PICC Property & Casualty Co Ltd 2,034,000 3,085
$ 97,682
Internet - 18 .05%
Alibaba Group Holding Ltd 4,843,324 59,245
Grab Holdings Ltd
(c)
5,998,423 24,473
IndiaMart InterMesh Ltd
(d)
198,448 5,886
JD.com Inc 3,437,800 69,716
Meituan
(c),(d)
1,765,100 41,710
MercadoLibre Inc
(c)
18,606 37,904
Naspers Ltd 55,668 13,157
PDD Holdings Inc ADR
(c)
206,059 24,849
Tencent Holdings Ltd 2,751,000 143,443
Tencent Music Entertainment Group ADR 264,801 2,947
Trip.com Group Ltd ADR
(c)
212,758 13,701
$ 437,031

Schedule of Investments
Global Emerging Markets Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .09%
Severstal PAO
(c)
31,471 $ —
Ternium SA ADR 60,066 2,049
$ 2,049
Leisure Products & Services - 1 .42%
Bajaj Auto Ltd 230,004 26,863
Yadea Group Holdings Ltd
(d)
4,414,000 7,624
$ 34,487
Machinery - Diversified - 0 .65%
WEG SA 1,675,300 15,759
Metal Fabrication & Hardware - 0 .16%
APL Apollo Tubes Ltd 219,146 3,958
Mining - 1 .66%
Aluminum Corp of China Ltd 5,316,000 3,387
Capstone Copper Corp
(c)
1,947,900 13,472
Impala Platinum Holdings Ltd
(c)
1,118,609 7,384
Ivanhoe Mines Ltd
(c)
897,900 11,872
Polyus PJSC
(c)
343 —
Shandong Gold Mining Co Ltd
(d)
2,084,750 4,130
$ 40,245
Miscellaneous Manufacturers - 0 .93%
Escorts Kubota Ltd 341,995 15,195
Zhuzhou CRRC Times Electric Co Ltd 1,887,500 7,243
$ 22,438
Oil & Gas - 1 .32%
Geopark Ltd 312,265 2,448
PRIO SA/Brazil 481,500 3,417
Reliance Industries Ltd 817,240 12,922
Saudi Arabian Oil Co
(d)
712,963 5,121
Thai Oil PCL 6,645,000 8,078
$ 31,986
Pharmaceuticals - 0 .78%
Caplin Point Laboratories Ltd 506,694 12,234
Richter Gedeon Nyrt 146,795 4,243
Simcere Pharmaceutical Group Ltd
(d)
2,649,000 2,390
$ 18,867
Real Estate - 0 .72%
China Overseas Land & Investment Ltd 841,000 1,607
China Resources Land Ltd 3,100,000 10,333
Sun Hung Kai Properties Ltd 509,500 5,517
$ 17,457
Retail - 1 .42%
El Puerto de Liverpool SAB de CV 584,958 3,076
Jumbo SA 213,467 5,697
Mavi Giyim Sanayi Ve Ticaret AS
(d)
2,266,241 5,043
Wal-Mart de Mexico SAB de CV 3,989,000 11,014
Yum China Holdings Inc 213,700 9,603
$ 34,433
Semiconductors - 18 .32%
Alchip Technologies Ltd 50,000 3,097
ASML Holding NV - NY Reg Shares 6,987 4,699
ASMPT Ltd 410,000 4,445
ASPEED Technology Inc 90,000 11,413
Hana Materials Inc 73,437 1,565
MediaTek Inc 473,000 18,413
Samsung Electronics Co Ltd 1,752,108 74,396
SK Hynix Inc 236,851 31,007
Taiwan Semiconductor Manufacturing Co Ltd 9,392,685 294,550
$ 443,585
Shipbuilding - 0 .46%
Yangzijiang Shipbuilding Holdings Ltd 5,757,800 11,186
Software - 0 .73%
NetEase Inc 1,091,825 17,566
Telecommunications - 2 .11%
Accton Technology Corp 1,101,000 18,501
Xiaomi Corp
(c),(d)
9,504,000 32,598
$ 51,099
COMMON STOCKS (continued) Shares Held Value (000’s)
Textiles - 0 .17%
SLC Agricola SA 1,400,406 $ 4,138
Transportation - 0 .24%
Blue Dart Express Ltd 29,260 2,828
Tsakos Energy Navigation Ltd 139,760 3,048
$ 5,876
Water - 0 .32%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
490,300 7,825
TOTAL COMMON STOCKS $ 2,296,761
PREFERRED STOCKS - 0 .97 % Shares Held Value (000's)
Automobile Manufacturers - 0 .59%
Hyundai Motor Co 14,500.00% 123,183 $ 14,232
Diversified Financial Services - 0 .00%
Fubon Financial Holding Co Ltd 1.80% 20,961 34
Oil & Gas - 0 .38%
Petroleo Brasileiro SA 2.11% 1,482,100 9,189
TOTAL PREFERRED STOCKS $ 23,455
Total Investments $ 2,425,709
Other Assets and Liabilities -  (0.19)% (4,519)
TOTAL NET ASSETS - 100.00% $ 2,421,190
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $147,623 or 6.10% of net assets.

Schedule of Investments
Global Emerging Markets Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 8,768 $ 1,269,054 $ 1,172,329 $ 105,493
$ 8,768 $ 1,269,054 $ 1,172,329 $ 105,493
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 625 $ — $ — $ —
$ 625 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .42 % Shares Held Value (000's)
Money Market Funds - 1 .42%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2 $ —
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
26,077,730 26,078
$ 26,078
TOTAL INVESTMENT COMPANIES $ 26,078
COMMON STOCKS - 98 .54 % Shares Held Value (000's)
Engineering & Construction - 0 .69%
Cellnex Telecom SA - Rights
(d),(e)
343,055 $ 12,599
Entertainment - 0 .33%
Marriott Vacations Worldwide Corp 78,211 6,024
Real Estate - 9 .24%
Fastighets AB Balder
(d)
2,094,667 16,295
Mitsubishi Estate Co Ltd 1,665,600 24,631
Mitsui Fudosan Co Ltd 4,588,779 39,153
Sun Hung Kai Properties Ltd 2,079,500 22,517
Vonovia SE 1,273,377 41,749
Wharf Real Estate Investment Co Ltd 2,139,000 6,431
Wihlborgs Fastigheter AB 1,781,509 18,727
$ 169,503
REITs - 87 .55%
Advance Residence Investment Corp 3,535 7,104
Alexandria Real Estate Equities Inc 9,368 1,045
Allied Properties Real Estate Investment Trust 860,194 11,349
American Healthcare REIT Inc 426,945 11,357
American Homes 4 Rent 1,175,023 41,408
American Tower Corp 119,229 25,460
Americold Realty Trust Inc 1,030,046 26,452
AvalonBay Communities Inc 306,688 67,965
Big Yellow Group PLC 560,555 8,693
Broadstone Net Lease Inc 1,033,447 18,178
Canadian Apartment Properties REIT 453,271 15,102
CapitaLand Integrated Commercial Trust 8,733,443 13,269
COPT Defense Properties 185,459 5,972
Cousins Properties Inc 535,804 16,412
Daiwa House REIT Investment Corp 6,695 10,198
Digital Realty Trust Inc 219,162 39,061
Equinix Inc 124,221 112,803
Equity LifeStyle Properties Inc 435,730 30,553
Equity Residential 506,988 35,677
Essex Property Trust Inc 94,447 26,810
Extra Space Storage Inc 422,606 69,012
Gaming and Leisure Properties Inc 467,386 23,458
Gecina SA 125,911 13,456
GLP J-Reit 12,242 10,765
Goodman Group 2,555,989 61,036
Healthpeak Properties Inc 1,017,692 22,847
InterRent Real Estate Investment Trust 827,975 6,773
Invincible Investment Corp 18,016 7,338
Invitation Homes Inc 1,437,092 45,139
Keppel DC REIT 2,712,700 4,673
Kilroy Realty Corp 310,577 12,491
Klepierre SA 990,234 31,659
Lineage Inc 152,822 11,315
Link REIT 6,352,844 29,601
Mapletree Industrial Trust 9,662,100 17,447
Mapletree Logistics Trust 12,141,611 12,110
Merlin Properties Socimi SA 1,426,807 15,921
Mirvac Group 9,148,484 12,789
National Storage REIT 6,804,692 11,195
Nippon Accommodations Fund Inc 1,204 4,821
Nippon Building Fund Inc 18,922 16,230
Nippon Prologis REIT Inc 7,360 11,841
NNN REIT Inc 394,721 17,147
Prologis Inc 704,819 79,602
Prologis Property Mexico SA de CV 1,140,793 3,820
Regency Centers Corp 532,273 38,026
Retail Opportunity Investments Corp 985,013 15,268
Rexford Industrial Realty Inc 642,162 27,542
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Ryman Hospitality Properties Inc 270,253 $ 28,931
Sabra Health Care REIT Inc 1,408,816 27,331
Safestore Holdings PLC 1,332,722 13,899
Saul Centers Inc 64,030 2,506
Segro PLC 3,455,751 35,015
Sekisui House Reit Inc 20,909 9,942
Stockland 8,489,329 28,708
Terreno Realty Corp 208,110 12,476
Unibail-Rodamco-Westfield 208,190 17,024
UNITE Group PLC/The 1,394,285 15,772
Ventas Inc 1,229,248 80,503
VICI Properties Inc 1,590,304 50,508
Vornado Realty Trust 413,602 17,127
Welltower Inc 805,412 108,634
$ 1,606,566
Telecommunications - 0 .73%
NEXTDC Ltd
(d)
1,258,013 13,438
TOTAL COMMON STOCKS $ 1,808,130
Total Investments $ 1,834,208
Other Assets and Liabilities -  0.04% 787
TOTAL NET ASSETS - 100.00% $ 1,834,995
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,599 or 0.69% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 2 $ 358,511 $ 332,435 $ 26,078
$ 2 $ 358,511 $ 332,435 $ 26,078
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 569 $ — $ — $ —
$ 569 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .49 % Shares Held Value (000's)
Money Market Funds - 0 .49%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
3,265,681 $ 3,266
TOTAL INVESTMENT COMPANIES $ 3,266
BONDS - 31 .72%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 13 .63%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 $ 4,800 $ 4,793
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 254 254
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 2,509 2,522
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 3,000 3,012
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 6,500 6,528
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
4,570 4,586
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 5,200 5,222
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
3,936 3,949
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(c)
5,550 5,573
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 1,148 1,150
GM Financial Automobile Leasing Trust 2023-3
5.34%, 01/20/2026 1,992 1,992
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 3,864 3,871
GM Financial Automobile Leasing Trust 2024-3
5.36%, 01/20/2027 6,735 6,736
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 4,755 4,779
Santander Drive Auto Receivables Trust 2022-7
5.75%, 04/15/2027 2,413 2,416
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 1,295 1,298
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 3,058 3,067
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 5,583 5,605
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 8,675 8,701
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
5,554 5,576
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(c)
3,064 3,069
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
3,583 3,594
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 2,354 2,359
$ 90,652
Credit Card Asset Backed Securities - 7 .54%
American Express Credit Account Master Trust
3.39%, 05/15/2027 6,600 6,553
BA Credit Card Trust
3.53%, 11/15/2027 5,000 4,964
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 5,635 5,590
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 2,500 2,496
2.80%, 03/15/2027 7,100 7,045
3.49%, 05/15/2027 6,701 6,657
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Discover Card Execution Note Trust
1.96%, 02/15/2027 $ 4,000 $ 3,967
3.32%, 05/15/2027 5,931 5,886
3.56%, 07/15/2027 7,050 6,993
$ 50,151
Mortgage Backed Securities - 8 .58%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(c),(d)
3,034 2,986
CSMC Trust 2015-1
3.89%, 01/25/2045
(c),(d)
2,407 2,276
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,353 184
Fannie Mae REMICS
1.03%, 09/25/2046
(e)
10,785 1,192
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 10/25/2049
(e)
11,351 1,349
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 05/25/2050
(e)
12,839 1,454
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.08%, 06/25/2045
(e)
3,945 226
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
1.08%, 08/25/2049
(e)
17,910 1,833
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.08%, 09/25/2049
(e)
5,013 611
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.08%, 11/25/2049
(e)
8,429 897
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.10%, 06/25/2050
(e)
7,413 873
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.18%, 09/25/2047
(e)
16,208 1,853
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.73%, 12/25/2042
(e)
6,447 765
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
2.50%, 02/25/2028
(e)
1,765 48
3.00%, 07/25/2032
(e)
2,950 183
3.00%, 10/25/2040
(e)
932 21
3.00%, 04/25/2042 505 495
3.00%, 05/25/2048 740 639
3.00%, 01/25/2051
(e)
11,209 1,880
3.50%, 02/25/2036
(e)
2,064 174
3.50%, 02/25/2043
(e)
712 14
3.50%, 02/25/2043 126 123
3.50%, 07/25/2043
(e)
3,065 207
3.50%, 08/25/2045 578 574
5.57%, 04/25/2027 1 1
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.71%
7.00%, 04/25/2032 240 248
Freddie Mac REMICS
1.08%, 09/25/2049
(e)
16,247 1,928
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.08%, 10/25/2049
(e)
12,950 1,398
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.08%, 11/25/2049
(e)
5,662 622
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS (continued)
1.08%, 03/25/2050
(e)
$ 9,589 $ 1,101
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.13%, 08/25/2050
(e)
7,843 964
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 781 714
4.00%, 11/15/2042
(e)
1,239 171
6.50%, 08/15/2027 8 8
Ginnie Mae
1.23%, 03/20/2044
(e)
4,130 431
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.23%, 06/20/2046
(e)
1,909 226
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.23%, 08/20/2047
(e)
10,084 1,226
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.33%, 10/20/2045
(e)
4,345 532
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.33%, 11/20/2047
(e)
3,132 407
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.36%, 09/20/2050
(e)
7,085 1,008
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.43%, 08/20/2050
(e)
11,104 1,455
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.43%, 07/20/2051
(e)
7,958 1,081
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.43%, 08/20/2051
(e)
9,263 1,287
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
6,301 907
3.00%, 11/20/2050
(e)
11,432 1,807
3.00%, 11/20/2050
(e)
17,693 2,791
3.00%, 12/20/2050
(e)
7,153 1,139
3.50%, 10/20/2049
(e)
10,668 1,902
4.00%, 04/20/2044
(e)
1,251 79
4.00%, 01/20/2046
(e)
1,130 53
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
583 524
New Residential Mortgage Loan Trust 2015-2
5.34%, 08/25/2055
(c),(d)
2,857 2,815
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(c),(d)
1,842 1,410
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
835 807
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
1,758 1,611
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(d)
184 163
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
5,402 5,394
$ 57,067
Other Asset Backed Securities - 1 .97%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(c)
2,471 2,449
Verizon Master Trust
1.53%, 07/20/2028 6,775 6,728
4.89%, 04/13/2028 3,900 3,901
$ 13,078
TOTAL BONDS $ 210,948
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 90 .93%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4 .95%
3.00%, 04/01/2035 $ 670 $ 631
3.00%, 03/01/2037 1,525 1,417
3.00%, 05/01/2043 996 889
3.00%, 07/01/2045 2,476 2,203
3.00%, 10/01/2046 3,669 3,257
3.50%, 11/01/2026 216 212
3.50%, 02/01/2032 964 934
3.50%, 04/01/2032 931 902
3.50%, 04/01/2042 2,319 2,136
3.50%, 07/01/2042 2,892 2,665
3.50%, 08/01/2043 1,903 1,750
3.50%, 02/01/2044 2,001 1,834
3.50%, 11/01/2046 1,744 1,588
4.00%, 12/01/2041 1,672 1,598
4.00%, 07/01/2042 1,364 1,304
4.00%, 09/15/2042 481 464
4.00%, 10/01/2045 2,954 2,813
4.50%, 04/01/2041 1,722 1,687
5.00%, 10/01/2025 2 2
5.00%, 12/01/2032 8 8
5.00%, 02/01/2033 103 104
5.00%, 01/01/2034 1,082 1,084
5.00%, 05/01/2034 21 20
5.00%, 07/01/2035 11 11
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 103 103
5.00%, 07/01/2044 884 887
5.00%, 03/01/2048 1,680 1,681
5.50%, 05/01/2033 1 1
5.50%, 10/01/2033 4 5
5.50%, 12/01/2033 88 89
5.50%, 07/01/2037 5 5
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 10 10
6.00%, 06/01/2028 1 1
6.00%, 05/01/2031 22 23
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 5 5
6.00%, 11/01/2033 118 120
6.00%, 09/01/2034 18 19
6.00%, 02/01/2035 10 10
6.00%, 10/01/2036 14 14
6.00%, 03/01/2037 36 36
6.00%, 05/01/2037 53 56
6.00%, 03/01/2038 19 19
6.00%, 04/01/2038 28 29
6.00%, 07/01/2038 51 52
6.00%, 10/01/2038 27 28
6.50%, 03/01/2029 7 7
6.50%, 04/01/2031 21 22
6.50%, 10/01/2031 15 15
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 2 2
7.00%, 01/01/2028 30 32
7.00%, 06/01/2029 15 15
7.00%, 04/01/2031 12 12
7.00%, 10/01/2031 28 30
7.00%, 04/01/2032 42 44
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 2 2
8.50%, 07/01/2029 40 40
$ 32,936
Federal National Mortgage Association (FNMA) - 0 .43%
3.00%, 04/01/2043 2,589 2,290
5.50%, 05/01/2033 32 32
5.94%, 12/01/2033 11 11
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.69%

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
6.00%, 01/01/2032 $ 46 $ 46
6.00%, 04/01/2033 56 56
6.00%, 09/01/2034 127 127
6.50%, 06/01/2031 21 21
6.50%, 11/01/2032 139 141
6.50%, 11/01/2032 52 52
7.00%, 08/01/2028 11 11
7.00%, 12/01/2028 15 16
7.00%, 07/01/2029 10 11
7.00%, 07/01/2032 10 10
7.50%, 12/01/2024 1 1
7.50%, 02/01/2030 3 3
$ 2,828
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 58 .27%
2.00%, 03/01/2051 11,797 9,543
2.00%, 11/01/2051 9,719 7,850
2.00%, 11/01/2051 3,775 3,005
2.00%, 12/01/2051 16,360 13,214
2.00%, 12/01/2051 16,606 13,413
2.00%, 01/01/2052 14,019 11,275
2.00%, 01/01/2052 11,124 9,001
2.00%, 02/01/2052 13,222 10,666
2.00%, 02/01/2052 10,626 8,686
2.50%, 02/01/2051 7,460 6,313
2.50%, 07/01/2051 11,021 9,237
2.50%, 10/01/2051 11,497 9,560
2.50%, 11/01/2051 5,503 4,614
2.50%, 12/01/2051 12,391 10,509
2.50%, 12/01/2051 5,770 4,846
2.50%, 01/01/2052 11,876 10,039
2.50%, 02/01/2052 11,535 9,684
3.00%, 08/01/2031 2,111 2,029
3.00%, 10/01/2036 2,307 2,139
3.00%, 01/01/2043 2,285 2,036
3.00%, 01/01/2046 2,345 2,082
3.00%, 07/01/2046 2,613 2,300
3.00%, 10/01/2046 3,020 2,664
3.00%, 12/01/2046 3,231 2,843
3.00%, 07/01/2050 5,192 4,541
3.00%, 08/01/2050 4,093 3,580
3.00%, 09/01/2050 6,678 5,860
3.00%, 03/01/2052 3,558 3,106
3.50%, 08/01/2031 1,176 1,145
3.50%, 06/01/2039 1,167 1,097
3.50%, 06/01/2042 927 852
3.50%, 11/01/2042 1,805 1,661
3.50%, 02/01/2043 855 790
3.50%, 05/01/2043 1,255 1,160
3.50%, 03/01/2045 1,899 1,748
3.50%, 09/01/2045 1,833 1,683
3.50%, 11/01/2048 6,108 5,614
3.50%, 12/01/2049 973 890
4.00%, 01/01/2034 361 354
4.00%, 10/01/2037 1,501 1,454
4.00%, 09/01/2040 790 753
4.00%, 02/01/2042 758 723
4.00%, 03/01/2043 1,097 1,043
4.00%, 08/01/2044 1,466 1,398
4.00%, 11/01/2044 1,194 1,137
4.00%, 07/01/2045 1,930 1,838
4.00%, 08/01/2045 2,115 2,014
4.00%, 08/01/2046 3,449 3,256
4.00%, 07/01/2047 3,168 3,009
4.00%, 02/01/2048 2,732 2,587
4.00%, 07/01/2052 2,613 2,417
4.50%, 09/01/2025 34 34
4.50%, 08/01/2039 983 961
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 10/01/2044 $ 1,356 $ 1,326
4.50%, 12/01/2044 2,847 2,784
4.50%, 05/01/2045 1,319 1,290
4.50%, 09/01/2045 1,718 1,674
4.50%, 10/01/2045 2,515 2,460
4.50%, 11/01/2045 3,469 3,379
4.50%, 08/01/2052 4,948 4,727
4.50%, 11/01/2054
(f)
12,890 12,237
5.00%, 01/01/2026 3 3
5.00%, 04/01/2035 57 56
5.00%, 05/01/2035 21 21
5.00%, 07/01/2035 7 7
5.00%, 02/01/2038 783 781
5.00%, 03/01/2038 455 456
5.00%, 02/01/2040 2,239 2,266
5.00%, 05/01/2040 888 890
5.00%, 07/01/2040 488 486
5.00%, 07/01/2041 2,370 2,377
5.00%, 02/01/2044 1,133 1,131
5.00%, 06/01/2044 1,001 1,004
5.00%, 05/01/2048 1,801 1,800
5.00%, 09/01/2052 4,385 4,299
5.00%, 11/01/2054
(f)
27,550 26,768
5.50%, 06/01/2026 4 4
5.50%, 07/01/2033 172 173
5.50%, 12/01/2037 345 351
5.50%, 03/01/2038 68 69
5.50%, 07/01/2053 5,958 6,068
5.50%, 07/01/2053 5,509 5,502
5.50%, 11/01/2053 6,333 6,334
5.50%, 11/01/2053 6,115 6,104
5.50%, 05/01/2054 4,943 4,929
5.50%, 11/01/2054
(f)
17,300 17,136
6.00%, 03/01/2029 8 9
6.00%, 11/01/2032 4 4
6.00%, 11/01/2037 9 9
6.00%, 02/01/2038 28 29
6.00%, 03/01/2038 24 25
6.00%, 04/01/2039 131 135
6.00%, 04/01/2054 5,162 5,253
6.00%, 06/01/2054 3,645 3,704
6.00%, 09/01/2054 3,657 3,711
6.00%, 11/01/2054
(f)
23,850 24,003
6.50%, 08/01/2028 5 5
6.50%, 03/01/2029 9 9
6.50%, 06/01/2031 40 42
6.50%, 12/01/2031 1 1
6.50%, 01/01/2032 20 21
6.50%, 04/01/2032 3 3
6.50%, 08/01/2032 25 25
6.50%, 02/01/2033 34 35
6.50%, 04/01/2036 1 1
6.50%, 08/01/2036 14 15
6.50%, 08/01/2036 7 7
6.50%, 10/01/2036 12 12
6.50%, 11/01/2036 6 6
6.50%, 07/01/2037 8 8
6.50%, 08/01/2037 110 115
6.50%, 08/01/2037 12 12
6.50%, 02/01/2038 10 10
6.50%, 11/01/2054
(f)
7,000 7,144
7.00%, 11/01/2031 26 27
7.50%, 08/01/2032 3 3
$ 387,528

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 26 .90%
2.00%, 08/20/2050 $ 3,709 $ 3,033
2.00%, 02/20/2051 10,605 8,658
2.50%, 06/20/2050 14,814 12,605
3.00%, 11/15/2042 1,225 1,102
3.00%, 12/15/2042 1,509 1,358
3.00%, 02/15/2043 2,163 1,946
3.00%, 09/20/2046 2,917 2,551
3.00%, 02/20/2047 2,533 2,253
3.00%, 08/20/2047 1,487 1,320
3.00%, 11/15/2047 3,728 3,376
3.50%, 08/20/2042 1,547 1,408
3.50%, 05/15/2043 2,597 2,410
3.50%, 06/20/2043 1,900 1,730
3.50%, 08/15/2043 2,418 2,241
3.50%, 04/20/2045 1,282 1,171
3.50%, 02/20/2047 1,042 957
3.50%, 10/20/2047 1,694 1,555
3.50%, 11/20/2047 1,722 1,620
4.00%, 08/15/2041 1,064 1,015
4.00%, 09/15/2041 2,254 2,139
4.00%, 03/15/2044 1,458 1,391
4.00%, 01/20/2048 6,515 6,133
4.50%, 08/20/2048 1,356 1,312
4.50%, 09/20/2052 5,948 5,687
4.50%, 11/20/2054
(f)
20,935 19,981
5.00%, 10/15/2039 906 908
5.00%, 12/20/2052 8,302 8,121
5.00%, 04/20/2053 13,576 13,285
5.00%, 11/20/2054
(f)
23,100 22,562
5.50%, 07/20/2033 306 312
5.50%, 03/20/2034 331 340
5.50%, 05/20/2035 32 33
5.50%, 03/20/2053 6,859 6,839
5.50%, 08/20/2053 13,663 13,599
5.50%, 11/20/2054
(f)
9,000 8,950
6.00%, 04/20/2026 4 4
6.00%, 10/20/2028 1 1
6.00%, 02/20/2029 11 12
6.00%, 02/15/2033 5 5
6.00%, 07/20/2033 250 256
6.00%, 08/15/2038 25 25
6.00%, 11/20/2054
(f)
9,200 9,267
6.50%, 03/15/2026 1 1
6.50%, 10/20/2028 1 1
6.50%, 03/20/2031 14 14
6.50%, 04/20/2031 12 12
6.50%, 10/15/2031 4 4
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 196 200
6.50%, 11/20/2054
(f)
4,975 5,055
7.00%, 10/15/2027 3 3
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 31 31
7.00%, 12/15/2028 10 10
7.00%, 01/15/2029 17 17
7.00%, 03/15/2029 11 11
7.00%, 04/15/2029 36 36
7.00%, 05/15/2031 2 2
7.50%, 06/15/2027 1 1
7.50%, 08/15/2029 6 6
7.50%, 10/15/2029 9 9
8.00%, 12/15/2030 2 2
$ 178,888
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 0 .38%
5.24%, 11/29/2024
(g)
$ 2,500 $ 2,491
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 604,671
Total Investments $ 818,885
Other Assets and Liabilities -  (23.14)% (153,876)
TOTAL NET ASSETS - 100.00% $ 665,009
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $45,975 or 6.91% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 3,773 $ 246,225 $ 246,732 $ 3,266
$ 3,773 $ 246,225 $ 246,732 $ 3,266
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 559 $ — $ — $ —
$ 559 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Note; December 2024 Short 192 $ 39,541 $ 354
US 5 Year Note; December 2024 Short 306 32,814 781
US Long Bond; December 2024 Long 157 18,521 (1,057)
Total $ 78
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 5 .68 % Shares Held Value (000's)
Money Market Funds - 5 .68%
DWS Government Money Market Series -
Institutional Class 4.80%
(a)
94,700,000 $ 94,700
Goldman Sachs Financial Square Government Fund
- Institutional Class 4.78%
(a)
42,600,000 42,600
Invesco Government & Agency Portfolio -
Institutional Class 4.77%
(a)
28,400,000 28,400
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 4.79%
(a)
46,800,000 46,800
$ 212,500
TOTAL INVESTMENT COMPANIES $ 212,500
BONDS - 48 .83%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 48 .83%
Fannie Mae Discount Notes
4.58%, 12/17/2024 $ 50,000 $ 49,708
4.97%, 11/04/2024 50,000 49,979
Federal Home Loan Bank Discount Notes
4.45%, 02/12/2025 67,500 66,642
4.47%, 02/19/2025 14,725 14,524
4.50%, 01/02/2025 50,000 49,613
4.50%, 01/03/2025 77,000 76,391
4.50%, 01/29/2025 19,695 19,476
4.51%, 01/17/2025 35,350 35,009
4.52%, 01/24/2025 60,000 59,368
4.53%, 12/27/2024 10,000 9,930
4.53%, 01/10/2025 62,150 61,602
4.62%, 12/20/2024 60,000 59,623
4.64%, 12/13/2024 40,000 39,784
4.67%, 11/22/2024 72,000 71,791
4.75%, 01/15/2025 60,000 59,406
4.76%, 12/18/2024 65,000 64,596
4.86%, 12/11/2024 56,000 55,697
4.95%, 12/06/2024 50,000 49,760
4.95%, 12/16/2024 60,000 59,629
4.97%, 12/04/2024 60,000 59,727
4.98%, 11/27/2024 60,000 59,784
5.07%, 11/13/2024 60,000 59,899
5.08%, 11/15/2024 60,000 59,881
5.09%, 11/06/2024 50,000 49,965
5.13%, 11/01/2024 65,000 65,000
5.14%, 11/20/2024 75,000 74,799
5.16%, 11/08/2024 46,000 45,954
Freddie Mac Discount Notes
4.48%, 01/29/2025 50,000 49,446
4.50%, 01/07/2025 60,000 59,498
4.52%, 01/23/2025 60,000 59,375
4.55%, 01/08/2025 60,000 59,485
4.55%, 01/09/2025 17,741 17,586
4.89%, 12/12/2024 30,480 30,310
4.94%, 11/18/2024 65,000 64,848
4.98%, 12/02/2024 59,296 59,042
$ 1,827,127
TOTAL BONDS $ 1,827,127
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 6 .63%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 6 .63%
4.46%, 02/11/2025 $ 50,000 $ 49,369
4.47%, 01/30/2025 50,000 49,442
4.53%, 01/14/2025 50,000 49,535
4.92%, 11/05/2024 50,000 49,973
5.05%, 12/05/2024 50,000 49,761
$ 248,080
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 248,080
REPURCHASE AGREEMENTS - 39 .28%
Maturity Amount
(000's) Value (000's)
Banks - 39 .28%
Bank of New York Mellon Repurchase
Agreement; 4.83% traded 10/31/2024 maturing
11/01/2024 (collateralized by US Government
Securities; $163,200,042; 0.25%-4.63%; dated
01/15/2025-02/15/2032)
$ 160,021 $ 160,000
Barclays Capital Repurchase Agreement; 4.82%
traded 10/31/2024 maturing 11/01/2024
(collateralized by US Government Security;
$132,600,096; 3.89%; dated 12/31/2029)
130,017 130,000
BNP Paribas Securities Corp Repurchase
Agreement; 4.84% traded 10/31/2024 maturing
11/01/2024 (collateralized by US Government
Securities; $122,400,003; 0.00%-5.25%; dated
11/15/2024-02/15/2054)
120,016 120,000
Federal Reserve Bank of New York Repurchase
Agreement; 4.80% traded 10/31/2024 maturing
11/01/2024 (collateralized by US Government
Securities; $800,106,717; 0.63%-2.88%; dated
05/15/2025-05/15/2032)
800,107 800,000
Goldman Sachs Repurchase Agreement; 4.77%
traded 10/31/2024 maturing 11/01/2024
(collateralized by US Government
Securities; $30,600,001; 0.00%-4.00%; dated
11/15/2042-08/15/2054)
30,004 30,000
HSBC Bank USA Repurchase Agreement;
4.82% traded 10/31/2024 maturing
11/01/2024 (collateralized by US Government
Securities; $102,000,000; 0.00%; dated
11/15/2024-02/15/2030)
100,013 100,000
Merrill Lynch Repurchase Agreement; 4.81% traded
10/31/2024 maturing 11/01/2024 (collateralized
by US Government Security; $132,600,036;
3.75%; dated 12/31/2030)
130,017 130,000
$ 1,470,000
TOTAL REPURCHASE AGREEMENTS $ 1,470,000
Total Investments $ 3,757,707
Other Assets and Liabilities -  (0.42)% (15,682)
TOTAL NET ASSETS - 100.00% $ 3,742,025
(a) 1-day yield shown is as of period end.

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2.24% Shares Held Value (000's)
Money Market Funds - 2.24%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2,221,179 $ 2,221
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
11,172,869 11,173
$ 13,394
TOTAL INVESTMENT COMPANIES $ 13,394
COMMON STOCKS - 0.32% Shares Held Value (000's)
Distribution & Wholesale - 0.00%
ATD New Holdings Inc
(d),(e)
101,514 $ —
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Healthcare - Services - 0.07%
Sound Inpatient Physicians Inc - Class A
(d),(e)
3,719,963 206
Sound Inpatient Physicians Inc - Class A2
(d),(e)
173,273 173
$ 379
Mining - 0.25%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
5,247 827
Burgundy Diamond Mines Ltd
(d)
9,531,558 689
$ 1,516
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 1,895
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 78.02%
Principal
Amount (000's) Value (000's)
Advertising - 0.87%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(g)
$ 500 $ 468
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(g)
200 194
7.75%, 04/15/2028
(g)
382 340
7.88%, 04/01/2030
(g)
200 204
9.00%, 09/15/2028
(g)
121 127
Lamar Media Corp
3.63%, 01/15/2031 395 353
3.75%, 02/15/2028 215 204
4.00%, 02/15/2030 313 289
4.88%, 01/15/2029 125 122
Neptune Bidco US Inc
9.29%, 04/15/2029
(g)
800 748
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(g)
107 100
4.63%, 03/15/2030
(g)
1,605 1,493
5.00%, 08/15/2027
(g)
180 177
7.38%, 02/15/2031
(g)
102 108
Stagwell Global LLC
5.63%, 08/15/2029
(g)
300 285
$ 5,212
Aerospace & Defense - 1.36%
AAR Escrow Issuer LLC
6.75%, 03/15/2029
(g)
132 135
Bombardier Inc
6.00%, 02/15/2028
(g)
120 120
7.00%, 06/01/2032
(g),(h)
139 142
7.25%, 07/01/2031
(g)
186 192
8.75%, 11/15/2030
(g)
293 317
Moog Inc
4.25%, 12/15/2027
(g)
339 323
Spirit AeroSystems Inc
9.75%, 11/15/2030
(g)
132 146
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc
4.63%, 01/15/2029 $ 500 $ 475
4.88%, 05/01/2029 233 223
5.50%, 11/15/2027 1,325 1,313
6.38%, 03/01/2029
(g)
800 812
6.63%, 03/01/2032
(g)
800 814
6.75%, 08/15/2028
(g)
400 409
6.88%, 12/15/2030
(g)
723 741
7.13%, 12/01/2031
(g)
1,918 1,985
$ 8,147
Agriculture - 0.36%
Darling Ingredients Inc
6.00%, 06/15/2030
(g)
1,950 1,937
Turning Point Brands Inc
5.63%, 02/15/2026
(g)
230 229
$ 2,166
Airlines - 0.59%
Air Canada 2020-1 Class C Pass Through Trust
10.50%, 07/15/2026
(g)
303 323
American Airlines Inc
7.25%, 02/15/2028
(g)
100 102
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
291 288
Avianca Midco 2 PLC
9.00%, 12/01/2028
(g)
500 494
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 10/07/2028 39 35
United Airlines Inc
4.38%, 04/15/2026
(g)
1,305 1,282
4.63%, 04/15/2029
(g)
160 153
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(g),(h)
363 311
7.88%, 05/01/2027
(g),(h)
50 49
9.50%, 06/01/2028
(g),(h)
475 467
$ 3,504
Apparel - 0.19%
Hanesbrands Inc
4.88%, 05/15/2026
(g)
141 139
9.00%, 02/15/2031
(g),(h)
335 359
Kontoor Brands Inc
4.13%, 11/15/2029
(g)
159 148
Under Armour Inc
3.25%, 06/15/2026
(h)
134 129
VF Corp
2.95%, 04/23/2030
(h)
264 228
6.00%, 10/15/2033 50 50
6.45%, 11/01/2037 70 72
$ 1,125
Automobile Manufacturers - 0.28%
Allison Transmission Inc
3.75%, 01/30/2031
(g)
252 224
Aston Martin Capital Holdings Ltd
10.00%, 03/31/2029
(g)
340 330
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g),(h)
230 222
5.50%, 07/15/2029
(g)
134 131
5.88%, 01/15/2028
(g)
102 101
JB Poindexter & Co Inc
8.75%, 12/15/2031
(g)
200 210
PM General Purchaser LLC
9.50%, 10/01/2028
(g)
252 256
Wabash National Corp
4.50%, 10/15/2028
(g)
255 232
$ 1,706

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.85%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g),(h)
$ 166 $ 164
8.25%, 04/15/2031
(g)
120 124
American Axle & Manufacturing Inc
6.50%, 04/01/2027 107 107
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
225 225
6.75%, 05/15/2028
(g),(h)
1,126 1,153
8.50%, 05/15/2027
(g)
441 443
Cooper-Standard Automotive Inc
5.63%, PIK 10.63%; 05/15/2027
(g),(i),(j)
100 82
Dana Inc
5.63%, 06/15/2028 88 85
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(g)
107 90
Garrett Motion Holdings Inc / Garrett LX I Sarl
7.75%, 05/31/2032
(g)
200 200
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 100 96
5.00%, 07/15/2029 140 127
5.25%, 04/30/2031 137 120
5.25%, 07/15/2031 90 79
IHO Verwaltungs GmbH
7.75%, PIK 8.50%; 11/15/2030
(g),(i),(j)
120 120
8.00%, PIK 8.50%; 11/15/2032
(g),(i),(j)
1,445 1,450
Phinia Inc
6.75%, 04/15/2029
(g)
54 55
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(g)
180 157
Tenneco Inc
8.00%, 11/17/2028
(g)
250 232
$ 5,109
Banks - 0.51%
Banc of California
3.25%, 05/01/2031
(k)
300 274
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
159 177
Freedom Mortgage Corp
6.63%, 01/15/2027
(g)
59 58
12.00%, 10/01/2028
(g)
271 293
12.25%, 10/01/2030
(g)
500 551
Intesa Sanpaolo SpA
4.95%, 06/01/2042
(g),(k)
100 78
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.71%, 01/15/2026
(g)
300 300
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
221 210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
UniCredit SpA
5.46%, 06/30/2035
(g),(k)
359 346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(k)
52 52
USD Swap Rate NY 5 Year + 3.70%
Valley National Bancorp
3.00%, 06/15/2031
(k)
244 208
CME Term Secured Overnight Financing
Rate 3 Month + 2.36%
6.25%, 09/30/2032
(k)
280 249
CME Term Secured Overnight Financing
Rate 3 Month + 2.78%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Western Alliance Bancorp
3.00%, 06/15/2031
(h),(k)
$ 270 $ 249
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 3,045
Beverages - 0.05%
Triton Water Holdings Inc
6.25%, 04/01/2029
(g)
286 282
Biotechnology - 0.02%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(g)
181 145
Building Materials - 1.26%
ACProducts Holdings Inc
6.38%, 05/15/2029
(g)
162 102
Boise Cascade Co
4.88%, 07/01/2030
(g)
190 180
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
220 197
5.00%, 03/01/2030
(g)
124 118
6.38%, 06/15/2032
(g)
218 219
6.38%, 03/01/2034
(g)
243 245
Camelot Return Merger Sub Inc
8.75%, 08/01/2028
(g)
110 110
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(g)
50 45
9.50%, 08/15/2029
(g)
250 257
CP Atlas Buyer Inc
7.00%, 12/01/2028
(g)
100 92
Eco Material Technologies Inc
7.88%, 01/31/2027
(g)
1,000 1,006
EMRLD Borrower LP / Emerald Co-Issuer Inc
6.63%, 12/15/2030
(g)
657 668
6.75%, 07/15/2031
(g)
169 173
Griffon Corp
5.75%, 03/01/2028 426 418
Knife River Corp
7.75%, 05/01/2031
(g)
329 345
Masterbrand Inc
7.00%, 07/15/2032
(g)
305 312
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g)
225 229
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(g)
100 98
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
397 394
8.88%, 11/15/2031
(g)
457 480
Standard Industries Inc/NY
3.38%, 01/15/2031
(g)
280 243
4.38%, 07/15/2030
(g)
473 435
4.75%, 01/15/2028
(g)
228 220
5.00%, 02/15/2027
(g)
200 196
Summit Materials LLC / Summit Materials Finance
Corp
5.25%, 01/15/2029
(g)
225 223
6.50%, 03/15/2027
(g)
161 161
7.25%, 01/15/2031
(g)
179 186
Wilsonart LLC
11.00%, 08/15/2032
(g)
220 217
$ 7,569
Chemicals - 1.10%
Avient Corp
7.13%, 08/01/2030
(g)
292 300
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031
(g)
348 364
Axalta Coating Systems LLC
3.38%, 02/15/2029
(g)
210 193

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Chemours Co/The
4.63%, 11/15/2029
(g),(h)
$ 135 $ 117
5.75%, 11/15/2028
(g)
231 213
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
100 82
12.00%, 02/15/2031
(g)
286 279
CVR Partners LP / CVR Nitrogen Finance Corp
6.13%, 06/15/2028
(g)
60 58
Element Solutions Inc
3.88%, 09/01/2028
(g)
285 275
GPD Cos Inc
10.13%, 04/01/2026
(g)
39 37
Herens Holdco Sarl
4.75%, 05/15/2028
(g)
143 125
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(g)
121 123
INEOS Finance PLC
6.75%, 05/15/2028
(g)
235 237
7.50%, 04/15/2029
(g)
205 212
INEOS Quattro Finance 2 Plc
9.63%, 03/15/2029
(g),(h)
315 334
Ingevity Corp
3.88%, 11/01/2028
(g)
42 39
Iris Holdings Inc
8.75%, PIK 9.50%; 02/15/2026
(g),(i),(j)
115 107
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(i),(j)
58 49
Minerals Technologies Inc
5.00%, 07/01/2028
(g)
233 225
Nufarm Australia Ltd / Nufarm Americas Inc
5.00%, 01/27/2030
(g)
141 131
OCI NV
6.70%, 03/16/2033
(g)
200 200
Olin Corp
5.13%, 09/15/2027 44 43
Olympus Water US Holding Corp
6.25%, 10/01/2029
(g)
100 95
7.13%, 10/01/2027
(g)
89 90
7.25%, 06/15/2031
(g)
335 344
9.75%, 11/15/2028
(g)
389 413
Rayonier AM Products Inc
7.63%, 01/15/2026
(g)
100 100
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(g)
249 238
6.63%, 05/01/2029
(g)
189 183
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(g)
463 457
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(g)
126 68
Tronox Inc
4.63%, 03/15/2029
(g)
143 130
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
200 187
WR Grace Holdings LLC
4.88%, 06/15/2027
(g)
155 152
5.63%, 08/15/2029
(g)
300 277
7.38%, 03/01/2031
(g)
100 103
$ 6,580
Coal - 0.22%
Alliance Resource Operating Partners LP / Alliance
Resource Finance Corp
8.63%, 06/15/2029
(g)
177 187
Conuma Resources Ltd
13.13%, 05/01/2028
(g)
147 150
SunCoke Energy Inc
4.88%, 06/30/2029
(g)
971 877
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Coal (continued)
Warrior Met Coal Inc
7.88%, 12/01/2028
(g)
$ 100 $ 104
$ 1,318
Commercial Services - 4.20%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
85 80
Adtalem Global Education Inc
5.50%, 03/01/2028
(g)
200 196
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
200 200
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g)
223 229
Allied Universal Holdco LLC
7.88%, 02/15/2031
(g)
630 641
Allied Universal Holdco LLC / Allied Universal
Finance Corp
9.75%, 07/15/2027
(g)
257 258
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(g)
235 220
4.63%, 06/01/2028
(g)
223 209
Alta Equipment Group Inc
9.00%, 06/01/2029
(g)
90 80
AMN Healthcare Inc
4.63%, 10/01/2027
(g)
4,100 3,950
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
5.75%, 07/15/2027
(g)
126 124
5.75%, 07/15/2027
(g)
403 393
Belron UK Finance PLC
5.75%, 10/15/2029
(g)
270 271
Block Inc
6.50%, 05/15/2032
(g)
182 185
Boost Newco Borrower LLC
7.50%, 01/15/2031
(g)
741 781
Brink's Co/The
4.63%, 10/15/2027
(g)
246 240
6.75%, 06/15/2032
(g)
183 186
Champions Financing Inc
8.75%, 02/15/2029
(g)
325 328
CoreCivic Inc
4.75%, 10/15/2027 313 298
8.25%, 04/15/2029 186 195
CPI CG Inc
10.00%, 07/15/2029
(g)
165 173
Deluxe Corp
8.00%, 06/01/2029
(g)
165 156
EquipmentShare.com Inc
8.63%, 05/15/2032
(g)
940 970
9.00%, 05/15/2028
(g)
125 129
Garda World Security Corp
4.63%, 02/15/2027
(g)
107 104
7.75%, 02/15/2028
(g)
27 28
8.25%, 08/01/2032
(g)
150 149
9.50%, 11/01/2027
(g)
160 160
GEO Group Inc/The
8.63%, 04/15/2029 235 246
10.25%, 04/15/2031 140 150
Herc Holdings Inc
5.50%, 07/15/2027
(g)
200 199
6.63%, 06/15/2029
(g)
115 118
Hertz Corp/The
5.00%, 12/01/2029
(g),(h)
250 160
12.63%, 07/15/2029
(g),(h)
100 106
Mobius Merger Sub Inc
9.00%, 06/01/2030
(g)
110 105
NESCO Holdings II Inc
5.50%, 04/15/2029
(g)
171 159

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
$ 364 $ 343
5.75%, 04/15/2026
(g)
320 320
PROG Holdings Inc
6.00%, 11/15/2029
(g)
1,184 1,144
Raven Acquisition Holdings LLC
6.88%, 11/15/2031
(g),(l)
380 379
RR Donnelley & Sons Co
9.50%, 08/01/2029
(g)
390 393
10.88%, 08/01/2029
(g)
280 276
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(g),(i),(j)
255 450
Service Corp International/US
3.38%, 08/15/2030 295 261
4.00%, 05/15/2031 365 329
4.63%, 12/15/2027 121 119
7.50%, 04/01/2027 315 331
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(g)
392 385
6.75%, 08/15/2032
(g)
475 487
Sotheby's
7.38%, 10/15/2027
(g),(h)
1,341 1,305
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(g)
100 88
StoneMor Inc
8.50%, 05/15/2029
(g)
160 143
TriNet Group Inc
3.50%, 03/01/2029
(g)
205 186
7.13%, 08/15/2031
(g)
185 189
United Rentals North America Inc
3.88%, 11/15/2027 192 185
3.88%, 02/15/2031 190 172
4.00%, 07/15/2030 164 151
4.88%, 01/15/2028 395 387
5.25%, 01/15/2030 172 169
6.13%, 03/15/2034
(g)
301 304
Upbound Group Inc
6.38%, 02/15/2029
(g)
2,167 2,062
Vortex Opco LLC
8.00%, 04/30/2030
(g)
40 15
VT Topco Inc
8.50%, 08/15/2030
(g)
884 930
Wand NewCo 3 Inc
7.63%, 01/30/2032
(g)
961 993
Williams Scotsman Inc
6.63%, 06/15/2029
(g)
118 120
WW International Inc
4.50%, 04/15/2029
(g)
100 25
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
375 338
$ 25,155
Computers - 1.40%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(g)
58 56
Amentum Holdings Inc
7.25%, 08/01/2032
(g)
450 466
ASGN Inc
4.63%, 05/15/2028
(g)
821 784
Conduent Business Services LLC / Conduent State
& Local Solutions Inc
6.00%, 11/01/2029
(g)
300 285
Crane NXT Co
4.20%, 03/15/2048 300 207
Fortress Intermediate 3 Inc
7.50%, 06/01/2031
(g)
2,425 2,521
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Insight Enterprises Inc
6.63%, 05/15/2032
(g)
$ 114 $ 117
KBR Inc
4.75%, 09/30/2028
(g)
300 287
McAfee Corp
7.38%, 02/15/2030
(g)
480 463
NCR Atleos Corp
9.50%, 04/01/2029
(g)
300 330
NCR Voyix Corp
5.00%, 10/01/2028
(g)
60 58
Science Applications International Corp
4.88%, 04/01/2028
(g)
338 331
Seagate HDD Cayman
8.50%, 07/15/2031 300 323
9.63%, 12/01/2032 440 501
Unisys Corp
6.88%, 11/01/2027
(g)
100 98
Vericast Corp
12.50%, 12/15/2027
(g)
800 924
Western Digital Corp
4.75%, 02/15/2026 618 611
$ 8,362
Consumer Products - 0.05%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
278 275
Cosmetics & Personal Care - 0.18%
Edgewell Personal Care Co
5.50%, 06/01/2028
(g)
100 99
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
4,938 —
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
375 85
Perrigo Finance Unlimited Co
4.90%, 06/15/2030 100 95
Prestige Brands Inc
3.75%, 04/01/2031
(g)
625 557
5.13%, 01/15/2028
(g)
222 217
$ 1,053
Distribution & Wholesale - 0.32%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
70 66
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(g)
120 121
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
59 58
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
280 258
Ritchie Bros Holdings Inc
6.75%, 03/15/2028
(g)
127 130
7.75%, 03/15/2031
(g)
828 873
Velocity Vehicle Group LLC
8.00%, 06/01/2029
(g)
127 131
Verde Purchaser LLC
10.50%, 11/30/2030
(g)
128 137
Windsor Holdings III LLC
8.50%, 06/15/2030
(g)
159 167
$ 1,941
Diversified Financial Services - 6.15%
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027
(g)
128 132
Ally Financial Inc
5.75%, 11/20/2025 155 156
6.70%, 02/14/2033 445 447
Aretec Group Inc
7.50%, 04/01/2029
(g)
130 125
10.00%, 08/15/2030
(g)
110 120
Azorra Finance Ltd
7.75%, 04/15/2030
(g)
880 869

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Bread Financial Holdings Inc
9.75%, 03/15/2029
(g)
$ 1,694 $ 1,789
Burford Capital Global Finance LLC
6.25%, 04/15/2028
(g)
242 241
6.88%, 04/15/2030
(g)
167 168
9.25%, 07/01/2031
(g)
1,600 1,713
Coinbase Global Inc
3.38%, 10/01/2028
(g)
300 267
3.63%, 10/01/2031
(g)
200 167
Credit Acceptance Corp
9.25%, 12/15/2028
(g)
1,243 1,315
Encore Capital Group Inc
8.50%, 05/15/2030
(g)
302 318
9.25%, 04/01/2029
(g)
205 218
Enova International Inc
11.25%, 12/15/2028
(g)
300 323
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029
(g)
387 396
GGAM Finance Ltd
5.88%, 03/15/2030
(g)
30 30
6.88%, 04/15/2029
(g)
99 101
8.00%, 02/15/2027
(g)
298 308
8.00%, 06/15/2028
(g)
107 113
goeasy Ltd
6.88%, 05/15/2030
(g),(l)
100 102
9.25%, 12/01/2028
(g)
386 412
Hightower Holding LLC
6.75%, 04/15/2029
(g)
208 205
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
270 270
7.13%, 04/30/2031
(g)
246 255
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(g)
500 461
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(g)
120 120
9.50%, 02/15/2029
(g)
233 248
LD Holdings Group LLC
6.13%, 04/01/2028
(g)
212 184
8.75%, 11/01/2027
(g)
100 96
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(g)
8,650 7,636
6.50%, 05/01/2028
(g)
500 473
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(g)
100 94
5.50%, 08/15/2028
(g)
390 381
5.75%, 11/15/2031
(g)
63 60
6.50%, 08/01/2029
(g)
857 857
7.13%, 02/01/2032
(g)
913 933
Navient Corp
4.88%, 03/15/2028 200 191
5.50%, 03/15/2029 125 119
9.38%, 07/25/2030 129 140
OneMain Finance Corp
3.50%, 01/15/2027 244 233
3.88%, 09/15/2028 211 194
4.00%, 09/15/2030 1,178 1,037
5.38%, 11/15/2029 10 10
6.63%, 01/15/2028 288 293
7.50%, 05/15/2031 1,075 1,099
7.88%, 03/15/2030 3,181 3,311
9.00%, 01/15/2029 412 437
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(g)
1,201 1,183
PennyMac Financial Services Inc
4.25%, 02/15/2029
(g)
276 257
5.75%, 09/15/2031
(g)
114 109
7.13%, 11/15/2030
(g)
162 164
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
PennyMac Financial Services Inc (continued)
7.88%, 12/15/2029
(g)
$ 181 $ 189
PHH Mortgage Corp
7.88%, 03/15/2026
(g)
122 124
PRA Group Inc
5.00%, 10/01/2029
(g)
235 213
8.38%, 02/01/2028
(g)
175 180
8.88%, 01/31/2030
(g)
222 230
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(g)
287 256
4.00%, 10/15/2033
(g)
1,100 949
StoneX Group Inc
7.88%, 03/01/2031
(g)
610 642
Synchrony Financial
7.25%, 02/02/2033 90 92
United Wholesale Mortgage LLC
5.50%, 04/15/2029
(g)
2,756 2,628
5.75%, 06/15/2027
(g)
270 265
World Acceptance Corp
7.00%, 11/01/2026
(g)
170 168
$ 36,816
Electric - 1.09%
AES Corp/The
7.60%, 01/15/2055
(k)
300 311
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(k)
400 374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g),(l)
160 159
Calpine Corp
4.50%, 02/15/2028
(g)
100 96
4.63%, 02/01/2029
(g)
206 195
5.00%, 02/01/2031
(g)
147 139
5.13%, 03/15/2028
(g)
322 315
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
201 195
Edison International
7.88%, 06/15/2054
(k)
150 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
8.13%, 06/15/2053
(k)
100 105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
EUSHI Finance Inc
7.63%, 12/15/2054
(g),(h),(k)
187 194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(g)
300 281
Lightning Power LLC
7.25%, 08/15/2032
(g)
605 629
NRG Energy Inc
3.63%, 02/15/2031
(g)
115 102
5.75%, 01/15/2028 190 190
6.00%, 02/01/2033
(g)
200 199
6.25%, 11/01/2034
(g)
210 210
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
330 315
PG&E Corp
5.00%, 07/01/2028 204 199
5.25%, 07/01/2030 355 346

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pike Corp
5.50%, 09/01/2028
(g)
$ 130 $ 127
8.63%, 01/31/2031
(g)
87 92
Talen Energy Supply LLC
8.63%, 06/01/2030
(g)
300 324
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
282 268
5.63%, 02/15/2027
(g)
442 441
6.88%, 04/15/2032
(g)
219 226
7.75%, 10/15/2031
(g)
319 337
$ 6,526
Electrical Components & Equipment - 0.19%
Energizer Holdings Inc
4.75%, 06/15/2028
(g)
100 96
6.50%, 12/31/2027
(g)
218 220
EnerSys
4.38%, 12/15/2027
(g)
201 193
WESCO Distribution Inc
6.38%, 03/15/2029
(g),(h)
140 143
6.63%, 03/15/2032
(g)
275 282
7.25%, 06/15/2028
(g)
200 205
$ 1,139
Electronics - 0.22%
Coherent Corp
5.00%, 12/15/2029
(g)
266 255
Imola Merger Corp
4.75%, 05/15/2029
(g)
727 703
Sensata Technologies BV
4.00%, 04/15/2029
(g)
202 189
5.88%, 09/01/2030
(g)
170 168
$ 1,315
Energy - Alternate Sources - 0.14%
Sunnova Energy Corp
5.88%, 09/01/2026
(g)
133 119
11.75%, 10/01/2028
(g),(h)
94 76
TerraForm Power Operating LLC
4.75%, 01/15/2030
(g)
300 280
5.00%, 01/31/2028
(g)
400 391
$ 866
Engineering & Construction - 0.54%
AECOM
5.13%, 03/15/2027 100 99
Arcosa Inc
4.38%, 04/15/2029
(g)
132 125
6.88%, 08/15/2032
(g)
400 411
Artera Services LLC
8.50%, 02/15/2031
(g)
130 129
ASG Finance Designated Activity Co
9.75%, 05/15/2029
(g)
310 310
Brand Industrial Services Inc
10.38%, 08/01/2030
(g)
360 382
Brundage-Bone Concrete Pumping Holdings Inc
6.00%, 02/01/2026
(g)
276 275
Dycom Industries Inc
4.50%, 04/15/2029
(g)
249 235
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
186 181
7.50%, 04/15/2032
(g)
265 269
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(g)
135 127
Railworks Holdings LP / Railworks Rally Inc
8.25%, 11/15/2028
(g)
190 194
TopBuild Corp
3.63%, 03/15/2029
(g)
236 216
Tutor Perini Corp
11.88%, 04/30/2029
(g)
100 110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
$ 181 $ 173
$ 3,236
Entertainment - 2.26%
Affinity Interactive
6.88%, 12/15/2027
(g)
200 164
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
150 65
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(g)
230 198
10.00%, PIK 12.00%; 06/15/2026
(g),(i),(j)
100 100
Boyne USA Inc
4.75%, 05/15/2029
(g)
140 134
Caesars Entertainment Inc
4.63%, 10/15/2029
(g),(h)
500 469
6.50%, 02/15/2032
(g)
385 390
7.00%, 02/15/2030
(g)
1,401 1,436
8.13%, 07/01/2027
(g)
95 97
CCM Merger Inc
6.38%, 05/01/2026
(g)
39 39
Churchill Downs Inc
4.75%, 01/15/2028
(g)
550 534
5.75%, 04/01/2030
(g)
500 492
6.75%, 05/01/2031
(g)
300 305
Cinemark USA Inc
7.00%, 08/01/2032
(g)
2,530 2,593
Empire Resorts Inc
7.75%, 11/01/2026
(g)
500 476
Everi Holdings Inc
5.00%, 07/15/2029
(g)
875 868
International Game Technology PLC
6.25%, 01/15/2027
(g)
168 170
Jacobs Entertainment Inc
6.75%, 02/15/2029
(g)
198 195
Light & Wonder International Inc
7.00%, 05/15/2028
(g)
254 255
7.25%, 11/15/2029
(g)
130 133
7.50%, 09/01/2031
(g)
255 263
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
75 54
Live Nation Entertainment Inc
4.75%, 10/15/2027
(g),(h)
222 216
6.50%, 05/15/2027
(g)
575 583
Merlin Entertainments Group US Holdings Inc
7.38%, 02/15/2031
(g)
130 128
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
100 99
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026
(g)
469 466
13.25%, 12/15/2027
(g)
180 205
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(g)
100 71
5.88%, 09/01/2031
(g)
200 129
Resorts World Las Vegas LLC / RWLV Capital Inc
4.63%, 04/16/2029 100 88
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(g)
264 257
Six Flags Entertainment Corp/DE
5.50%, 04/15/2027
(g)
118 117
7.25%, 05/15/2031
(g)
185 190
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
400 391
Vail Resorts Inc
6.50%, 05/15/2032
(g)
195 200

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(g)
$ 164 $ 159
7.13%, 02/15/2031
(g)
776 816
$ 13,545
Environmental Control - 1.04%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
209 206
5.13%, 07/15/2029
(g)
146 142
6.38%, 02/01/2031
(g)
1,090 1,099
Enviri Corp
5.75%, 07/31/2027
(g)
133 128
GFL Environmental Inc
3.50%, 09/01/2028
(g)
218 204
4.00%, 08/01/2028
(g)
1,851 1,751
4.38%, 08/15/2029
(g)
775 726
4.75%, 06/15/2029
(g)
475 455
5.13%, 12/15/2026
(g)
164 162
6.75%, 01/15/2031
(g)
178 183
Madison IAQ LLC
5.88%, 06/30/2029
(g)
350 332
Reworld Holding Corp
4.88%, 12/01/2029
(g)
605 565
Stericycle Inc
3.88%, 01/15/2029
(g)
139 137
Wrangler Holdco Corp
6.63%, 04/01/2032
(g)
115 117
$ 6,207
Food - 3.27%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.25%, 03/15/2026
(g)
770 744
3.50%, 03/15/2029
(g)
3,976 3,674
4.63%, 01/15/2027
(g)
1,547 1,518
4.88%, 02/15/2030
(g)
2,000 1,948
5.88%, 02/15/2028
(g)
1,251 1,253
6.50%, 02/15/2028
(g)
645 660
B&G Foods Inc
8.00%, 09/15/2028
(g)
60 62
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(g),(i),(j)
240 247
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(g)
1,144 1,192
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
216 227
KeHE Distributors LLC / KeHE Finance Corp /
NextWave Distribution Inc
9.00%, 02/15/2029
(g)
221 229
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(g)
100 93
4.38%, 01/31/2032
(g)
1,060 971
4.88%, 05/15/2028
(g)
100 98
Performance Food Group Inc
4.25%, 08/01/2029
(g)
441 413
5.50%, 10/15/2027
(g)
354 351
6.13%, 09/15/2032
(g)
430 432
Post Holdings Inc
4.50%, 09/15/2031
(g)
1,486 1,353
4.63%, 04/15/2030
(g)
750 701
5.50%, 12/15/2029
(g)
590 575
6.25%, 02/15/2032
(g)
200 202
6.38%, 03/01/2033
(g)
492 487
Safeway Inc
7.25%, 02/01/2031 316 322
TreeHouse Foods Inc
4.00%, 09/01/2028 140 128
United Natural Foods Inc
6.75%, 10/15/2028
(g)
203 196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
US Foods Inc
4.63%, 06/01/2030
(g)
$ 600 $ 569
7.25%, 01/15/2032
(g)
725 753
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(g),(l)
200 199
$ 19,597
Food Service - 0.24%
Aramark Services Inc
5.00%, 02/01/2028
(g)
1,103 1,083
TKC Holdings Inc
6.88%, 05/15/2028
(g)
53 52
10.50%, 05/15/2029
(g)
274 277
$ 1,412
Forest Products & Paper - 0.13%
Domtar Corp
6.75%, 10/01/2028
(g)
175 160
Glatfelter Corp
4.75%, 11/15/2029
(g)
75 68
7.25%, 11/15/2031
(g)
320 317
Mercer International Inc
12.88%, 10/01/2028
(g)
205 217
$ 762
Gas - 0.14%
AmeriGas Partners LP / AmeriGas Finance Corp
5.75%, 05/20/2027 169 163
5.88%, 08/20/2026 126 123
9.38%, 06/01/2028
(g)
435 448
South Jersey Industries Inc
5.02%, 04/15/2031 150 120
$ 854
Hand & Machine Tools - 0.03%
Werner FinCo LP / Werner FinCo Inc
11.50%, 06/15/2028
(g)
169 188
Healthcare - Products - 1.03%
Avantor Funding Inc
3.88%, 11/01/2029
(g)
200 185
4.63%, 07/15/2028
(g)
200 194
Bausch + Lomb Corp
8.38%, 10/01/2028
(g)
350 367
Embecta Corp
6.75%, 02/15/2030
(g)
65 61
Medline Borrower LP
3.88%, 04/01/2029
(g)
800 748
5.25%, 10/01/2029
(g)
3,276 3,173
Medline Borrower LP/Medline Co-Issuer Inc
6.25%, 04/01/2029
(g)
300 305
Neogen Food Safety Corp
8.63%, 07/20/2030
(g)
450 487
Sotera Health Holdings LLC
7.38%, 06/01/2031
(g)
300 307
Varex Imaging Corp
7.88%, 10/15/2027
(g)
310 315
$ 6,142
Healthcare - Services - 2.55%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
679 638
5.50%, 07/01/2028
(g)
89 86
AHP Health Partners Inc
5.75%, 07/15/2029
(g)
39 38
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(g)
200 167
5.25%, 05/15/2030
(g)
500 436
5.63%, 03/15/2027
(g)
460 449
6.00%, 01/15/2029
(g)
75 71
6.88%, 04/01/2028
(g)
200 166
6.88%, 04/15/2029
(g)
200 169
10.88%, 01/15/2032
(g)
500 536

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(g)
$ 200 $ 205
DaVita Inc
3.75%, 02/15/2031
(g)
2,324 2,021
4.63%, 06/01/2030
(g)
1,716 1,579
6.88%, 09/01/2032
(g)
500 503
Encompass Health Corp
4.50%, 02/01/2028 367 357
4.75%, 02/01/2030 404 389
Heartland Dental LLC / Heartland Dental Finance
Corp
10.50%, 04/30/2028
(g)
455 484
IQVIA Inc
5.00%, 10/15/2026
(g)
360 356
Kedrion SpA
6.50%, 09/01/2029
(g)
300 283
LifePoint Health Inc
4.38%, 02/15/2027
(g)
200 194
9.88%, 08/15/2030
(g)
500 547
10.00%, 06/01/2032
(g)
907 968
11.00%, 10/15/2030
(g)
625 696
ModivCare Inc
5.00%, 10/01/2029
(g),(h)
100 68
Molina Healthcare Inc
3.88%, 05/15/2032
(g)
90 80
4.38%, 06/15/2028
(g)
168 161
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(g)
152 103
5.75%, 11/01/2028
(g)
150 69
Prime Healthcare Services Inc
9.38%, 09/01/2029
(g)
400 406
Radiology Partners Inc
0.00%, PIK 9.78%; 02/15/2030
(g),(i),(j)
100 94
Select Medical Corp
6.25%, 08/15/2026
(g)
265 266
Star Parent Inc
9.00%, 10/01/2030
(g)
240 250
Surgery Center Holdings Inc
7.25%, 04/15/2032
(g)
159 163
Tenet Healthcare Corp
4.38%, 01/15/2030 240 225
4.63%, 06/15/2028 140 135
5.13%, 11/01/2027 250 248
6.13%, 10/01/2028 755 754
6.13%, 06/15/2030 511 514
6.75%, 05/15/2031 200 204
Toledo Hospital/The
5.33%, 11/15/2028 200 195
$ 15,273
Holding Companies - Diversified - 0.10%
Benteler International AG
10.50%, 05/15/2028
(g)
236 244
Stena International SA
7.25%, 01/15/2031
(g)
172 179
7.63%, 02/15/2031
(g)
170 178
$ 601
Home Builders - 1.17%
Adams Homes Inc
9.25%, 10/15/2028
(g)
349 365
Ashton Woods USA LLC / Ashton Woods Finance
Co
6.63%, 01/15/2028
(g)
185 185
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(g)
179 166
6.25%, 09/15/2027
(g)
284 282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Century Communities Inc
3.88%, 08/15/2029
(g)
$ 348 $ 317
6.75%, 06/01/2027 184 185
Dream Finders Homes Inc
8.25%, 08/15/2028
(g)
313 328
Empire Communities Corp
9.75%, 05/01/2029
(g)
470 491
Forestar Group Inc
3.85%, 05/15/2026
(g)
220 214
5.00%, 03/01/2028
(g)
313 300
Installed Building Products Inc
5.75%, 02/01/2028
(g)
128 127
K Hovnanian Enterprises Inc
11.75%, 09/30/2029
(g)
320 353
KB Home
6.88%, 06/15/2027 15 16
7.25%, 07/15/2030 5 5
Landsea Homes Corp
8.88%, 04/01/2029
(g)
292 298
LGI Homes Inc
4.00%, 07/15/2029
(g)
366 328
8.75%, 12/15/2028
(g)
439 462
M/I Homes Inc
4.95%, 02/01/2028 131 127
Mattamy Group Corp
4.63%, 03/01/2030
(g)
175 164
5.25%, 12/15/2027
(g)
248 244
New Home Co Inc/The
9.25%, 10/01/2029
(g)
290 304
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028 193 184
4.75%, 04/01/2029 70 66
STL Holding Co LLC
8.75%, 02/15/2029
(g)
300 319
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
91 88
5.75%, 01/15/2028
(g)
260 260
5.88%, 06/15/2027
(g)
200 201
Thor Industries Inc
4.00%, 10/15/2029
(g)
235 214
Tri Pointe Homes Inc
5.70%, 06/15/2028 418 415
$ 7,008
Home Furnishings - 0.05%
Tempur Sealy International Inc
3.88%, 10/15/2031
(g)
100 87
4.00%, 04/15/2029
(g)
220 203
$ 290
Housewares - 0.67%
Newell Brands Inc
6.38%, 09/15/2027 50 51
6.63%, 09/15/2029 80 81
6.87%, 04/01/2036 3,470 3,453
7.00%, 04/01/2046 195 181
Scotts Miracle-Gro Co/The
4.50%, 10/15/2029 129 122
SWF Holdings I Corp
6.50%, 10/01/2029
(g)
160 103
$ 3,991
Insurance - 3.48%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
2,418 2,274
6.00%, 08/01/2029
(g)
136 129
7.50%, 11/06/2030
(g)
142 144
8.25%, 02/01/2029
(g)
1,542 1,567

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
$ 675 $ 640
5.88%, 11/01/2029
(g)
179 169
6.50%, 10/01/2031
(g)
650 644
6.75%, 10/15/2027
(g)
472 470
6.75%, 04/15/2028
(g)
300 301
7.00%, 01/15/2031
(g)
375 378
AmWINS Group Inc
4.88%, 06/30/2029
(g)
8,010 7,539
6.38%, 02/15/2029
(g)
100 101
APH Somerset Investor 2 LLC / APH2 Somerset
Investor 2 LLC / APH3 Somerset Inves
7.88%, 11/01/2029
(g)
160 160
Ardonagh Finco Ltd
7.75%, 02/15/2031
(g)
405 416
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(g)
1,392 1,422
AssuredPartners Inc
5.63%, 01/15/2029
(g)
423 400
BroadStreet Partners Inc
5.88%, 04/15/2029
(g)
139 132
Global Atlantic Fin Co
4.70%, 10/15/2051
(g),(k)
304 292
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.80%
7.95%, 10/15/2054
(g),(k)
100 104
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(g)
476 484
8.13%, 02/15/2032
(g)
595 602
HUB International Ltd
7.25%, 06/15/2030
(g)
625 646
7.38%, 01/31/2032
(g)
616 628
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(g)
60 63
10.50%, 12/15/2030
(g)
10 11
Liberty Mutual Group Inc
4.30%, 02/01/2061
(g)
250 164
Panther Escrow Issuer LLC
7.13%, 06/01/2031
(g)
705 722
Ryan Specialty LLC
4.38%, 02/01/2030
(g),(h)
10 9
USI Inc/NY
7.50%, 01/15/2032
(g)
200 204
$ 20,815
Internet - 0.99%
Acuris Finance US Inc / Acuris Finance SARL
5.00%, 05/01/2028
(g)
175 158
Arches Buyer Inc
4.25%, 06/01/2028
(g)
132 121
6.13%, 12/01/2028
(g)
102 90
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
120 114
5.63%, 09/15/2028
(g)
849 788
Cars.com Inc
6.38%, 11/01/2028
(g)
252 251
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(g)
147 148
Cogent Communications Group LLC
7.00%, 06/15/2027
(g)
227 229
Gen Digital Inc
6.75%, 09/30/2027
(g)
336 342
7.13%, 09/30/2030
(g)
650 673
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Go Daddy Operating Co LLC / GD Finance Co Inc
3.50%, 03/01/2029
(g)
$ 247 $ 228
5.25%, 12/01/2027
(g)
145 143
ION Trading Technologies Sarl
5.75%, 05/15/2028
(g)
207 188
Match Group Holdings II LLC
4.13%, 08/01/2030
(g)
137 124
4.63%, 06/01/2028
(g)
182 175
5.00%, 12/15/2027
(g)
240 234
5.63%, 02/15/2029
(g)
100 99
Millennium Escrow Corp
6.63%, 08/01/2026
(g)
216 139
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029
(g)
150 101
11.75%, 10/15/2028
(g)
100 99
Rakuten Group Inc
5.13%, 04/22/2026
(g),(k),(m)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(g),(h),(k),(m)
200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
9.75%, 04/15/2029
(g)
400 433
11.25%, 02/15/2027
(g)
400 435
Wayfair LLC
7.25%, 10/31/2029
(g)
180 182
Ziff Davis Inc
4.63%, 10/15/2030
(g)
42 38
$ 5,903
Investment Companies - 1.00%
Blue Owl Credit Income Corp
6.65%, 03/15/2031 3,325 3,348
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
400 384
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 719 600
5.25%, 05/15/2027 310 289
9.00%, 06/15/2030
(h)
950 917
9.75%, 01/15/2029 428 428
$ 5,966
Iron & Steel - 1.82%
ATI Inc
4.88%, 10/01/2029 186 176
5.88%, 12/01/2027 103 102
7.25%, 08/15/2030 32 33
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(g)
100 91
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
152 154
Carpenter Technology Corp
6.38%, 07/15/2028 100 100
7.63%, 03/15/2030 85 88
Cleveland-Cliffs Inc
6.75%, 04/15/2030
(g)
209 209
6.88%, 11/01/2029
(g)
200 201
7.00%, 03/15/2032
(g)
395 395
7.38%, 05/01/2033
(g)
170 171
Infrabuild Australia Pty Ltd
14.50%, 11/15/2028
(g)
185 182
Mineral Resources Ltd
8.00%, 11/01/2027
(g)
200 205
8.13%, 05/01/2027
(g)
300 302
8.50%, 05/01/2030
(g)
200 206
Specialty Steel
15.29%, 11/15/2026
(e),(f)
8,096 8,096

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
United States Steel Corp
6.88%, 03/01/2029 $ 193 $ 194
$ 10,905
Leisure Products & Services - 0.88%
Acushnet Co
7.38%, 10/15/2028
(g)
20 21
Amer Sports Co
6.75%, 02/16/2031
(g)
179 182
Carnival Corp
5.75%, 03/01/2027
(g)
1,103 1,106
6.00%, 05/01/2029
(g)
208 208
6.65%, 01/15/2028 30 31
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
329 353
Life Time Inc
6.00%, 11/15/2031
(g),(l)
270 269
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(g)
83 80
NCL Corp Ltd
5.88%, 03/15/2026
(g)
489 489
5.88%, 02/15/2027
(g)
105 105
6.25%, 03/01/2030
(g)
50 49
7.75%, 02/15/2029
(g),(h)
53 56
8.13%, 01/15/2029
(g)
193 205
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
100 100
5.50%, 08/31/2026
(g)
100 100
5.50%, 04/01/2028
(g)
270 270
6.00%, 02/01/2033
(g)
551 554
6.25%, 03/15/2032
(g)
400 408
Sabre GLBL Inc
8.63%, 06/01/2027
(g)
140 135
11.25%, 12/15/2027
(g)
120 124
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
241 239
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
205 199
$ 5,283
Lodging - 1.77%
Boyd Gaming Corp
4.75%, 12/01/2027 600 589
4.75%, 06/15/2031
(g)
925 863
Full House Resorts Inc
8.25%, 02/15/2028
(g)
191 191
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
415 364
3.75%, 05/01/2029
(g)
391 364
4.00%, 05/01/2031
(g)
385 351
4.88%, 01/15/2030 425 412
5.88%, 04/01/2029
(g)
331 336
6.13%, 04/01/2032
(g)
285 288
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.88%, 04/01/2027 295 293
Melco Resorts Finance Ltd
5.25%, 04/26/2026 250 245
5.38%, 12/04/2029
(g)
300 274
5.63%, 07/17/2027 200 194
5.75%, 07/21/2028
(g)
300 286
7.63%, 04/17/2032
(g)
300 304
MGM China Holdings Ltd
5.88%, 05/15/2026
(g)
157 156
7.13%, 06/26/2031
(g)
475 483
MGM Resorts International
5.50%, 04/15/2027 54 54
6.50%, 04/15/2032 179 179
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Station Casinos LLC
4.50%, 02/15/2028
(g)
$ 100 $ 95
4.63%, 12/01/2031
(g)
1,445 1,313
6.63%, 03/15/2032
(g)
200 201
Studio City Finance Ltd
5.00%, 01/15/2029
(g)
300 271
6.50%, 01/15/2028
(g)
300 289
Travel + Leisure Co
4.50%, 12/01/2029
(g)
100 93
4.63%, 03/01/2030
(g)
202 188
6.00%, 04/01/2027 193 195
6.63%, 07/31/2026
(g)
350 353
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
364 346
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
205 203
Wynn Macau Ltd
5.13%, 12/15/2029
(g)
203 188
5.50%, 01/15/2026
(g)
357 353
5.63%, 08/26/2028
(g)
300 288
$ 10,602
Machinery - Construction & Mining - 0.21%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
131 125
4.13%, 04/15/2029
(g)
142 135
Terex Corp
5.00%, 05/15/2029
(g)
144 138
6.25%, 10/15/2032
(g)
450 448
Vertiv Group Corp
4.13%, 11/15/2028
(g)
441 420
$ 1,266
Machinery - Diversified - 0.36%
Chart Industries Inc
7.50%, 01/01/2030
(g)
322 335
Esab Corp
6.25%, 04/15/2029
(g)
219 223
GrafTech Finance Inc
4.63%, 12/15/2028
(g),(h)
224 158
Husky Injection Molding Systems Ltd / Titan Co-
Borrower LLC
9.00%, 02/15/2029
(g)
202 208
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
188 202
Mueller Water Products Inc
4.00%, 06/15/2029
(g)
90 84
OT Merger Corp
7.88%, 10/15/2029
(g)
100 43
SPX FLOW Inc
8.75%, 04/01/2030
(g)
201 209
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(g)
161 162
TK Elevator US Newco Inc
5.25%, 07/15/2027
(g)
522 513
$ 2,137
Media - 5.85%
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026
(g),(i)
230 127
9.20%, 08/01/2028
(g)
50 25
Belo Corp
7.25%, 09/15/2027 225 232
7.75%, 06/01/2027 161 167
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
700 607
4.25%, 01/15/2034
(g)
750 599
4.50%, 08/15/2030
(g)
700 625
4.50%, 05/01/2032 768 653
4.50%, 06/01/2033
(g)
300 249

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
(continued)
4.75%, 03/01/2030
(g)
$ 1,175 $ 1,069
4.75%, 02/01/2032
(g)
200 173
5.00%, 02/01/2028
(g)
1,895 1,834
5.13%, 05/01/2027
(g)
1,273 1,246
5.38%, 06/01/2029
(g)
300 286
6.38%, 09/01/2029
(g)
360 356
7.38%, 03/01/2031
(g)
200 203
CSC Holdings LLC
3.38%, 02/15/2031
(g)
200 143
4.13%, 12/01/2030
(g)
300 221
4.50%, 11/15/2031
(g)
400 293
4.63%, 12/01/2030
(g)
985 496
5.38%, 02/01/2028
(g)
200 171
5.50%, 04/15/2027
(g)
2,500 2,225
5.75%, 01/15/2030
(g)
500 263
6.50%, 02/01/2029
(g)
300 254
7.50%, 04/01/2028
(g)
280 184
11.25%, 05/15/2028
(g)
200 195
11.75%, 01/31/2029
(g)
355 346
Cumulus Media New Holdings Inc
8.00%, 07/01/2029
(g)
58 24
Directv Financing LLC
8.88%, 02/01/2030
(g)
246 243
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
1,312 1,263
DISH DBS Corp
5.13%, 06/01/2029 650 432
5.25%, 12/01/2026
(g)
500 463
5.75%, 12/01/2028
(g)
500 437
DISH Network Corp
11.75%, 11/15/2027
(g)
1,440 1,515
GCI LLC
4.75%, 10/15/2028
(g)
400 378
Gray Television Inc
4.75%, 10/15/2030
(g),(h)
200 126
5.38%, 11/15/2031
(g)
200 121
7.00%, 05/15/2027
(g),(h)
155 151
10.50%, 07/15/2029
(g)
284 295
iHeartCommunications Inc
5.25%, 08/15/2027
(g)
160 108
6.38%, 05/01/2026 130 110
8.38%, 05/01/2027 200 104
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g),(h)
154 129
6.75%, 10/15/2027
(g)
300 281
McGraw-Hill Education Inc
5.75%, 08/01/2028
(g)
421 413
7.38%, 09/01/2031
(g)
180 184
8.00%, 08/01/2029
(g)
194 195
Midcontinent Communications
8.00%, 08/15/2032
(g)
270 275
News Corp
5.13%, 02/15/2032
(g)
143 137
Nexstar Media Inc
4.75%, 11/01/2028
(g)
447 420
5.63%, 07/15/2027
(g)
770 757
Paramount Global
6.25%, 02/28/2057
(k)
150 135
3 Month USD LIBOR + 3.90%
6.38%, 03/30/2062
(k)
400 370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
370 321
6.50%, 09/15/2028
(g)
250 172
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sinclair Television Group Inc
4.13%, 12/01/2030
(g),(h)
$ 130 $ 100
5.50%, 03/01/2030
(g)
100 69
Sirius XM Radio Inc
3.13%, 09/01/2026
(g)
250 240
3.88%, 09/01/2031
(g),(h)
180 155
4.00%, 07/15/2028
(g)
300 280
4.13%, 07/01/2030
(g)
798 714
5.00%, 08/01/2027
(g)
200 196
5.50%, 07/01/2029
(g)
300 291
SportsNet New York
10.25%, 01/15/2025
(e),(f)
4,130 3,890
Sunrise FinCo I BV
4.88%, 07/15/2031
(g)
482 441
TEGNA Inc
4.63%, 03/15/2028 567 532
4.75%, 03/15/2026
(g)
329 326
5.00%, 09/15/2029 250 233
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
400 389
Univision Communications Inc
4.50%, 05/01/2029
(g)
200 178
6.63%, 06/01/2027
(g)
290 288
7.38%, 06/30/2030
(g)
500 480
8.00%, 08/15/2028
(g)
431 438
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
1,131 972
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
80 70
5.50%, 05/15/2029
(g)
390 369
VZ Secured Financing BV
5.00%, 01/15/2032
(g)
189 170
Warner Media LLC
7.63%, 04/15/2031 100 106
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
1,195 1,193
Ziggo BV
4.88%, 01/15/2030
(g)
100 93
$ 35,014
Metal Fabrication & Hardware - 0.03%
Advanced Drainage Systems Inc
6.38%, 06/15/2030
(g)
190 192
Mining - 0.97%
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(g)
627 659
11.50%, 10/01/2031
(g)
896 997
Coeur Mining Inc
5.13%, 02/15/2029
(g)
165 157
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
199 181
Hecla Mining Co
7.25%, 02/15/2028 130 132
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
30 30
Kaiser Aluminum Corp
4.50%, 06/01/2031
(g)
42 37
New Gold Inc
7.50%, 07/15/2027
(g)
60 61
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(g)
15,820 —
Novelis Corp
3.88%, 08/15/2031
(g)
2,995 2,631
4.75%, 01/30/2030
(g)
805 754
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
137 142
$ 5,781

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.09%
Amsted Industries Inc
5.63%, 07/01/2027
(g)
$ 37 $ 37
Calderys Financing LLC
11.25%, 06/01/2028
(g)
200 213
FXI Holdings Inc
12.25%, 11/15/2026
(g)
170 169
12.25%, 11/15/2026
(g)
100 99
$ 518
Office & Business Equipment - 0.11%
Pitney Bowes Inc
6.88%, 03/15/2027
(g)
178 176
7.25%, 03/15/2029
(g)
24 24
Xerox Corp
4.80%, 03/01/2035 2 1
6.75%, 12/15/2039 76 51
Xerox Holdings Corp
5.50%, 08/15/2028
(g)
296 243
8.88%, 11/30/2029
(g)
210 183
$ 678
Office Furnishings - 0.05%
Steelcase Inc
5.13%, 01/18/2029 300 289
Oil & Gas - 4.09%
Berry Petroleum Co LLC
7.00%, 02/15/2026
(g)
230 224
California Resources Corp
8.25%, 06/15/2029
(g)
497 502
Chord Energy Corp
6.38%, 06/01/2026
(g)
359 360
Civitas Resources Inc
5.00%, 10/15/2026
(g)
120 118
8.38%, 07/01/2028
(g)
268 277
8.63%, 11/01/2030
(g)
552 580
8.75%, 07/01/2031
(g)
158 165
CNX Resources Corp
6.00%, 01/15/2029
(g)
177 175
7.25%, 03/01/2032
(g)
154 159
7.38%, 01/15/2031
(g)
199 205
Comstock Resources Inc
5.88%, 01/15/2030
(g)
721 659
6.75%, 03/01/2029
(g)
500 479
Crescent Energy Finance LLC
7.38%, 01/15/2033
(g)
290 281
7.63%, 04/01/2032
(g)
249 246
9.25%, 02/15/2028
(g)
367 385
CVR Energy Inc
5.75%, 02/15/2028
(g)
502 458
8.50%, 01/15/2029
(g)
433 420
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(g)
221 222
8.75%, 05/01/2031
(g)
342 351
EnQuest PLC
11.63%, 11/01/2027
(g)
190 192
Global Marine Inc
7.00%, 06/01/2028 24 23
Greenfire Resources Ltd
12.00%, 10/01/2028
(g)
294 316
Gulfport Energy Operating Corp
6.75%, 09/01/2029
(g)
300 302
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
148 142
6.25%, 11/01/2028
(g)
87 85
6.25%, 04/15/2032
(g)
475 446
7.25%, 02/15/2035
(g)
595 584
8.38%, 11/01/2033
(g)
200 209
Ithaca Energy North Sea PLC
8.13%, 10/15/2029
(g)
120 120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Kraken Oil & Gas Partners LLC
7.63%, 08/15/2029
(g)
$ 200 $ 198
Matador Resources Co
6.25%, 04/15/2033
(g)
525 514
6.50%, 04/15/2032
(g)
526 521
MEG Energy Corp
5.88%, 02/01/2029
(g)
2,475 2,426
Nabors Industries Inc
7.38%, 05/15/2027
(g)
382 382
Nabors Industries Ltd
7.50%, 01/15/2028
(g)
300 285
Noble Finance II LLC
8.00%, 04/15/2030
(g)
340 345
Northern Oil & Gas Inc
8.13%, 03/01/2028
(g)
314 317
8.75%, 06/15/2031
(g)
220 228
Parkland Corp
4.50%, 10/01/2029
(g)
111 103
4.63%, 05/01/2030
(g)
259 238
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 200 194
Permian Resources Operating LLC
5.38%, 01/15/2026
(g)
251 250
5.88%, 07/01/2029
(g)
233 230
7.00%, 01/15/2032
(g)
203 207
8.00%, 04/15/2027
(g)
240 247
9.88%, 07/15/2031
(g)
77 85
Petrofac Ltd
0.00%, 11/15/2026
(d),(g)
110 25
Puma International Financing SA
5.00%, 01/24/2026
(g)
200 196
7.75%, 04/25/2029
(g)
300 306
Range Resources Corp
4.75%, 02/15/2030
(g)
163 153
Saturn Oil & Gas Inc
9.63%, 06/15/2029
(g)
464 458
Seadrill Finance Ltd
8.38%, 08/01/2030
(g)
130 133
SM Energy Co
6.50%, 07/15/2028 175 174
6.75%, 09/15/2026 165 165
6.75%, 08/01/2029
(g)
420 417
7.00%, 08/01/2032
(g)
890 883
Sunoco LP
7.00%, 05/01/2029
(g)
270 278
7.25%, 05/01/2032
(g)
165 172
Sunoco LP / Sunoco Finance Corp
5.88%, 03/15/2028 142 142
Talos Production Inc
9.38%, 02/01/2031
(g)
400 412
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029
(g)
256 242
Transocean Aquila Ltd
8.00%, 09/30/2028
(g)
5 6
Transocean Inc
6.80%, 03/15/2038 625 518
7.50%, 04/15/2031 590 550
8.25%, 05/15/2029
(g)
151 152
8.50%, 05/15/2031
(g)
525 529
8.75%, 02/15/2030
(g)
162 167
9.35%, 12/15/2041 118 107
Valaris Ltd
8.38%, 04/30/2030
(g)
306 310
Vantage Drilling International Ltd
9.50%, 02/15/2028
(g)
110 110
Viper Energy Inc
5.38%, 11/01/2027
(g)
371 367
7.38%, 11/01/2031
(g)
254 264

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Vital Energy Inc
7.88%, 04/15/2032
(g)
$ 147 $ 141
9.75%, 10/15/2030 111 117
W&T Offshore Inc
11.75%, 02/01/2026
(g)
390 391
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(g)
1,175 1,140
$ 24,480
Oil & Gas Services - 0.54%
Archrock Partners LP / Archrock Partners Finance
Corp
6.63%, 09/01/2032
(g)
176 177
Bristow Group Inc
6.88%, 03/01/2028
(g)
382 379
Enerflex Ltd
9.00%, 10/15/2027
(g)
264 274
Helix Energy Solutions Group Inc
9.75%, 03/01/2029
(g)
184 196
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(g)
206 207
KLX Energy Services Holdings Inc
11.50%, 11/01/2025
(g)
135 131
Kodiak Gas Services LLC
7.25%, 02/15/2029
(g)
166 171
Nine Energy Service Inc
13.00%, 02/01/2028 125 82
Oceaneering International Inc
6.00%, 02/01/2028 140 137
6.00%, 02/01/2028 309 304
Solaris Midstream Holdings LLC
7.63%, 04/01/2026
(g)
155 156
USA Compression Partners LP / USA Compression
Finance Corp
6.88%, 09/01/2027 323 324
7.13%, 03/15/2029
(g)
233 237
Viridien
8.75%, 04/01/2027
(g)
123 119
Weatherford International Ltd
8.63%, 04/30/2030
(g)
299 309
$ 3,203
Packaging & Containers - 1.22%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(g),(i),(j)
200 42
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(g)
1,392 1,221
6.00%, 06/15/2027
(g)
220 219
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(g)
115 100
5.25%, 08/15/2027
(g)
130 78
5.25%, 08/15/2027
(g)
160 96
Ball Corp
6.00%, 06/15/2029 176 179
6.88%, 03/15/2028 163 168
Berry Global Inc
4.50%, 02/15/2026
(g)
138 136
5.63%, 07/15/2027
(g)
109 109
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
100 100
8.75%, 04/15/2030
(g)
294 299
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 146 152
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
100 97
Iris Holding Inc
10.00%, 12/15/2028
(g)
41 36
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
LABL Inc
5.88%, 11/01/2028
(g)
$ 294 $ 273
9.50%, 11/01/2028
(g)
147 151
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
625 642
9.25%, 04/15/2027
(g)
345 353
Owens-Brockway Glass Container Inc
6.63%, 05/13/2027
(g)
271 270
7.25%, 05/15/2031
(g),(h)
100 98
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC
4.00%, 10/15/2027
(g)
201 192
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(g)
120 113
Sealed Air Corp
4.00%, 12/01/2027
(g)
23 22
Sealed Air Corp/Sealed Air Corp US
6.13%, 02/01/2028
(g)
170 172
7.25%, 02/15/2031
(g)
548 568
Silgan Holdings Inc
4.13%, 02/01/2028 124 118
Trident TPI Holdings Inc
12.75%, 12/31/2028
(g)
165 181
TriMas Corp
4.13%, 04/15/2029
(g)
186 174
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
948 940
$ 7,299
Pharmaceuticals - 0.92%
AdaptHealth LLC
6.13%, 08/01/2028
(g)
145 143
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
140 112
9.25%, 04/01/2026
(g)
300 290
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
400 309
5.00%, 01/30/2028
(g)
100 64
5.25%, 01/30/2030
(g)
170 93
5.25%, 02/15/2031
(g)
200 108
5.50%, 11/01/2025
(g)
450 442
6.25%, 02/15/2029
(g)
180 112
7.00%, 01/15/2028
(g)
71 48
9.00%, 12/15/2025
(g)
372 365
11.00%, 09/30/2028
(g)
300 276
14.00%, 10/15/2030
(g)
150 133
BellRing Brands Inc
7.00%, 03/15/2030
(g)
264 275
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(g)
205 198
Elanco Animal Health Inc
6.65%, 08/28/2028 114 117
Endo Finance Holdings Inc
8.50%, 04/15/2031
(g),(h)
161 172
Grifols SA
3.88%, 10/15/2028
(g)
EUR 300 296
4.75%, 10/15/2028
(g)
$ 550 507
HLF Financing Sarl LLC / Herbalife International
Inc
12.25%, 04/15/2029
(g)
350 352
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
14.75%, 11/14/2028
(g)
377 412
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(g)
300 284
5.13%, 04/30/2031
(g),(h)
468 427
$ 5,535

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 4.12%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
$ 160 $ 156
5.75%, 03/01/2027
(g)
75 75
5.75%, 01/15/2028
(g)
145 144
6.63%, 02/01/2032
(g)
152 154
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(g)
92 92
7.25%, 07/15/2032
(g)
225 232
Buckeye Partners LP
4.13%, 12/01/2027 89 85
4.50%, 03/01/2028
(g)
112 107
5.85%, 11/15/2043 890 770
6.88%, 07/01/2029
(g)
248 252
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
630 586
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(g)
912 867
Delek Logistics Partners LP / Delek Logistics
Finance Corp
7.13%, 06/01/2028
(g)
301 298
8.63%, 03/15/2029
(g)
382 392
DT Midstream Inc
4.13%, 06/15/2029
(g)
161 151
Energy Transfer LP
7.13%, 10/01/2054
(k)
310 313
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
8.00%, 05/15/2054
(k)
460 487
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
EQM Midstream Partners LP
4.75%, 01/15/2031
(g)
250 238
5.50%, 07/15/2028 320 318
6.38%, 04/01/2029
(g)
105 107
6.50%, 07/01/2027
(g)
160 164
6.50%, 07/15/2048 87 87
7.50%, 06/01/2027
(g)
112 114
7.50%, 06/01/2030
(g)
105 113
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/2027
(g)
144 154
Genesis Energy LP / Genesis Energy Finance Corp
7.88%, 05/15/2032 483 483
8.00%, 01/15/2027 290 295
8.25%, 01/15/2029 272 278
8.88%, 04/15/2030 658 677
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 26 26
8.25%, 01/15/2032
(g)
104 106
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
276 279
7.50%, 05/15/2032
(g)
475 487
Howard Midstream Energy Partners LLC
8.88%, 07/15/2028
(g)
190 200
ITT Holdings LLC
6.50%, 08/01/2029
(g)
400 370
Martin Midstream Partners LP / Martin Midstream
Finance Corp
11.50%, 02/15/2028
(g)
360 392
New Fortress Energy Inc
6.50%, 09/30/2026
(g),(h)
180 167
8.75%, 03/15/2029
(g),(h)
100 83
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
269 271
8.38%, 02/15/2032
(g)
300 302
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NuStar Logistics LP
6.38%, 10/01/2030 $ 450 $ 455
Prairie Acquiror LP
9.00%, 08/01/2029
(g)
4,359 4,419
Summit Midstream Holdings LLC
8.63%, 10/31/2029
(g)
258 267
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(g)
337 324
6.00%, 12/31/2030
(g)
250 235
6.00%, 09/01/2031
(g)
2,407 2,233
7.38%, 02/15/2029
(g)
179 180
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(g)
219 202
3.88%, 11/01/2033
(g)
130 113
4.13%, 08/15/2031
(g)
210 191
6.25%, 01/15/2030
(g)
131 134
Venture Global LNG Inc
7.00%, 01/15/2030
(g)
225 226
8.13%, 06/01/2028
(g)
830 861
8.38%, 06/01/2031
(g)
1,975 2,052
9.50%, 02/01/2029
(g)
670 741
9.88%, 02/01/2032
(g)
1,065 1,162
$ 24,667
Private Equity - 0.25%
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(g),(h)
893 782
8.00%, 06/15/2027
(g)
700 733
$ 1,515
Real Estate - 0.38%
Anywhere Real Estate Group LLC / Anywhere Co-
Issuer Corp
7.00%, 04/15/2030
(g),(h)
140 123
CoreLogic Inc
4.50%, 05/01/2028
(g)
274 257
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
198 199
Five Point Operating Co LP / Five Point Capital
Corp
10.50%, 01/15/2028
(g),(i)
115 118
Howard Hughes Corp/The
4.13%, 02/01/2029
(g)
309 285
4.38%, 02/01/2031
(g)
209 187
5.38%, 08/01/2028
(g)
320 311
Hunt Cos Inc
5.25%, 04/15/2029
(g)
203 192
Kennedy-Wilson Inc
4.75%, 03/01/2029 207 190
5.00%, 03/01/2031 200 177
Newmark Group Inc
7.50%, 01/12/2029 210 222
$ 2,261
REITs - 2.12%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(g)
247 214
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(g)
123 115
Brandywine Operating Partnership LP
3.95%, 11/15/2027 146 137
8.30%, 03/15/2028 100 105
Brookfield Property REIT Inc / BPR Cumulus LLC /
BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(g)
175 169
5.75%, 05/15/2026
(g)
200 198
Diversified Healthcare Trust
0.00%, 01/15/2026
(d),(g)
238 219
4.75%, 02/15/2028 50 44

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Hudson Pacific Properties LP
3.25%, 01/15/2030 $ 174 $ 127
3.95%, 11/01/2027
(h)
223 200
4.65%, 04/01/2029
(h)
220 176
5.95%, 02/15/2028 140 124
Iron Mountain Inc
4.50%, 02/15/2031
(g)
586 544
4.88%, 09/15/2029
(g)
300 289
5.00%, 07/15/2028
(g)
250 244
5.25%, 03/15/2028
(g)
380 373
5.25%, 07/15/2030
(g)
665 643
5.63%, 07/15/2032
(g)
324 314
7.00%, 02/15/2029
(g)
370 380
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
150 141
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
294 285
4.75%, 06/15/2029
(g)
359 342
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 400 369
3.50%, 03/15/2031 $ 550 389
4.63%, 08/01/2029
(h)
100 78
5.00%, 10/15/2027
(h)
874 772
5.25%, 08/01/2026
(h)
125 118
Necessity Retail REIT Inc/The / American Finance
Operating Partner LP
4.50%, 09/30/2028
(g)
246 227
Office Properties Income Trust
9.00%, 03/31/2029
(g)
74 72
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
108 103
5.88%, 10/01/2028
(g)
100 99
RHP Hotel Properties LP / RHP Finance Corp
6.50%, 04/01/2032
(g)
360 364
Rithm Capital Corp
8.00%, 04/01/2029
(g)
268 267
RLJ Lodging Trust LP
3.75%, 07/01/2026
(g)
392 380
SBA Communications Corp
3.13%, 02/01/2029 339 308
3.88%, 02/15/2027 285 276
Service Properties Trust
3.95%, 01/15/2028 107 92
4.38%, 02/15/2030 80 61
4.75%, 10/01/2026 110 104
4.95%, 02/15/2027 100 93
4.95%, 10/01/2029 100 80
5.25%, 02/15/2026 178 173
5.50%, 12/15/2027 266 252
8.38%, 06/15/2029 170 166
8.63%, 11/15/2031
(g)
750 792
Starwood Property Trust Inc
3.63%, 07/15/2026
(g)
369 354
4.38%, 01/15/2027
(g)
180 173
7.25%, 04/01/2029
(g)
188 192
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
6.50%, 02/15/2029
(g)
400 344
10.50%, 02/15/2028
(g)
300 320
Vornado Realty LP
2.15%, 06/01/2026 256 242
XHR LP
4.88%, 06/01/2029
(g)
70 66
$ 12,709
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 3.68%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(g)
$ 248 $ 236
4.00%, 10/15/2030
(g)
2,042 1,844
6.13%, 06/15/2029
(g)
186 189
Asbury Automotive Group Inc
4.50%, 03/01/2028
(h)
100 97
4.63%, 11/15/2029
(g)
186 174
4.75%, 03/01/2030 227 214
At Home Group Inc
4.88%, 07/15/2028
(g)
200 84
Bath & Body Works Inc
6.63%, 10/01/2030
(g)
289 289
6.75%, 07/01/2036 100 101
6.88%, 11/01/2035 200 203
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(g),(i),(j)
196 191
Beacon Roofing Supply Inc
4.13%, 05/15/2029
(g),(h)
100 93
6.50%, 08/01/2030
(g)
1,833 1,863
Bloomin' Brands Inc / OSI Restaurant Partners LLC
5.13%, 04/15/2029
(g),(h)
105 97
BlueLinx Holdings Inc
6.00%, 11/15/2029
(g)
316 305
Brinker International Inc
8.25%, 07/15/2030
(g)
162 172
Carvana Co
0.00%, PIK 14.00%; 06/01/2031
(g),(i),(j)
400 477
9.00%, PIK 12.00%; 12/01/2028
(g),(i),(j)
100 106
11.00%, PIK 13.00%; 06/01/2030
(g),(i),(j)
480 523
CEC Entertainment LLC
6.75%, 05/01/2026
(g)
115 114
Cougar JV Subsidiary LLC
8.00%, 05/15/2032
(g)
50 52
Dave & Buster's Inc
7.63%, 11/01/2025
(g)
121 121
eG Global Finance PLC
12.00%, 11/30/2028
(g)
300 334
Evergreen Acqco 1 LP / TVI Inc
9.75%, 04/26/2028
(g)
109 115
Ferrellgas LP / Ferrellgas Finance Corp
5.88%, 04/01/2029
(g)
215 201
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
6.75%, 01/15/2030
(g)
308 280
FirstCash Inc
6.88%, 03/01/2032
(g)
153 155
Foot Locker Inc
4.00%, 10/01/2029
(g),(h)
159 137
Foundation Building Materials Inc
6.00%, 03/01/2029
(g)
229 202
Gap Inc/The
3.63%, 10/01/2029
(g)
100 90
3.88%, 10/01/2031
(g)
166 143
Global Auto Holdings Ltd/AAG FH UK Ltd
8.38%, 01/15/2029
(g)
120 113
8.75%, 01/15/2032
(g)
400 364
GPS Hospitality Holding Co LLC / GPS Finco Inc
7.00%, 08/15/2028
(g)
100 62
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
112 105
6.38%, 01/15/2030
(g)
119 120
Guitar Center Inc
8.50%, 01/15/2026
(g)
86 73
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
300 297
Kohl's Corp
4.62%, 05/01/2031 265 220

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(g)
$ 3,279 $ 3,425
Liberty Interactive LLC
8.25%, 02/01/2030 200 102
8.50%, 07/15/2029 52 28
Lithia Motors Inc
3.88%, 06/01/2029
(g)
188 173
4.63%, 12/15/2027
(g)
109 106
Macy's Retail Holdings LLC
5.88%, 03/15/2030
(g),(h)
3 3
6.70%, 07/15/2034
(g)
210 180
Michaels Cos Inc/The
5.25%, 05/01/2028
(g)
50 36
7.88%, 05/01/2029
(g)
400 211
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
120 107
4.75%, 09/15/2029 100 96
Nordstrom Inc
4.00%, 03/15/2027 100 96
5.00%, 01/15/2044 160 120
Papa John's International Inc
3.88%, 09/15/2029
(g)
140 128
Park River Holdings Inc
5.63%, 02/01/2029
(g)
73 64
6.75%, 08/01/2029
(g)
65 58
Patrick Industries Inc
4.75%, 05/01/2029
(g)
123 116
7.50%, 10/15/2027
(g)
175 175
Penske Automotive Group Inc
3.75%, 06/15/2029 113 103
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
300 285
7.75%, 02/15/2029
(g)
300 291
QVC Inc
5.45%, 08/15/2034 198 130
6.88%, 04/15/2029
(g)
90 78
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(g)
275 296
Sizzling Platter LLC / Sizzling Platter Finance Corp
8.50%, 11/28/2025
(g)
215 215
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(g)
150 153
Staples Inc
10.75%, 09/01/2029
(g)
600 580
12.75%, 01/15/2030
(g)
300 238
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(g)
547 501
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(g)
220 203
Victoria's Secret & Co
4.63%, 07/15/2029
(g),(h)
131 115
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g)
750 783
Walgreen Co
4.40%, 09/15/2042 100 65
Walgreens Boots Alliance Inc
3.20%, 04/15/2030
(h)
120 95
3.45%, 06/01/2026 200 192
4.10%, 04/15/2050 300 194
4.80%, 11/18/2044
(h)
200 147
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
100 100
Yum! Brands Inc
3.63%, 03/15/2031 263 238
4.63%, 01/31/2032 590 553
4.75%, 01/15/2030
(g)
383 371
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Yum! Brands Inc (continued)
5.38%, 04/01/2032 $ 224 $ 218
6.88%, 11/15/2037 86 96
$ 22,020
Semiconductors - 0.09%
ams-OSRAM AG
12.25%, 03/30/2029
(g)
105 109
Entegris Inc
4.38%, 04/15/2028
(g),(h)
100 96
5.95%, 06/15/2030
(g)
205 205
ON Semiconductor Corp
3.88%, 09/01/2028
(g)
124 116
$ 526
Software - 4.76%
Alteryx Inc
8.75%, 03/15/2028
(g)
100 102
AthenaHealth Group Inc
6.50%, 02/15/2030
(g)
713 674
Camelot Finance SA
4.50%, 11/01/2026
(g)
127 125
Capstone Borrower Inc
8.00%, 06/15/2030
(g)
1,298 1,357
Castle US Holding Corp
9.50%, 02/15/2028
(g)
105 47
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(g)
850 853
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(g)
1,418 1,449
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(g)
282 266
4.88%, 07/01/2029
(g)
3,741 3,535
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
1,000 977
8.25%, 06/30/2032
(g)
400 411
9.00%, 09/30/2029
(g)
800 800
Consensus Cloud Solutions Inc
6.50%, 10/15/2028
(g)
112 111
Dye & Durham Ltd
8.63%, 04/15/2029
(g)
1,105 1,171
Elastic NV
4.13%, 07/15/2029
(g)
242 224
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
8.75%, 05/01/2029
(g)
150 152
Open Text Corp
3.88%, 02/15/2028
(g)
246 231
3.88%, 12/01/2029
(g)
1,720 1,569
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
250 230
4.13%, 12/01/2031
(g)
70 63
Playtika Holding Corp
4.25%, 03/15/2029
(g)
6,615 5,968
PTC Inc
4.00%, 02/15/2028
(g)
189 181
RingCentral Inc
8.50%, 08/15/2030
(g),(h)
3,637 3,847
ROBLOX Corp
3.88%, 05/01/2030
(g)
163 148
Rocket Software Inc
6.50%, 02/15/2029
(g)
241 224
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
445 443
6.50%, 06/01/2032
(g)
975 993
Twilio Inc
3.88%, 03/15/2031 465 419
UKG Inc
6.88%, 02/01/2031
(g)
885 906

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
West Technology Group LLC
8.50%, 04/10/2027
(g)
$ 100 $ 84
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(g)
990 902
$ 28,462
Telecommunications - 2.53%
Altice Financing SA
5.00%, 01/15/2028
(g)
313 265
5.75%, 08/15/2029
(g)
667 547
Altice France Holding SA
6.00%, 02/15/2028
(g)
290 79
10.50%, 05/15/2027
(g)
410 125
Altice France SA
5.13%, 07/15/2029
(g)
800 598
5.50%, 10/15/2029
(g)
600 449
8.13%, 02/01/2027
(g)
426 353
CommScope LLC
4.75%, 09/01/2029
(g)
400 342
6.00%, 03/01/2026
(g)
360 351
8.25%, 03/01/2027
(g)
320 303
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
300 265
Consolidated Communications Inc
6.50%, 10/01/2028
(g)
188 178
Embarq Corp
8.00%, 06/01/2036 300 129
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(g)
300 295
5.88%, 10/15/2027
(g)
480 479
5.88%, 11/01/2029 100 98
6.00%, 01/15/2030
(g),(h)
204 200
6.75%, 05/01/2029
(g)
366 364
8.63%, 03/15/2031
(g)
220 236
Frontier Florida LLC
6.86%, 02/01/2028 14 15
Frontier North Inc
6.73%, 02/15/2028 140 143
GoTo Group Inc
5.50%, 05/01/2028
(g)
300 231
5.50%, 05/01/2028
(g)
150 47
Hughes Satellite Systems Corp
5.25%, 08/01/2026 211 193
6.63%, 08/01/2026 115 100
Iliad Holding SASU
6.50%, 10/15/2026
(g)
152 153
7.00%, 10/15/2028
(g)
325 329
8.50%, 04/15/2031
(g)
220 234
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(g)
600 564
Level 3 Financing Inc
3.63%, 01/15/2029
(g)
100 75
3.75%, 07/15/2029
(g)
200 146
3.88%, 10/15/2030
(g)
200 152
4.25%, 07/01/2028
(g)
200 166
4.88%, 06/15/2029
(g)
130 111
10.00%, 10/15/2032
(g)
90 89
10.75%, 12/15/2030
(g)
220 246
11.00%, 11/15/2029
(g)
500 564
Lumen Technologies Inc
4.13%, 04/15/2029
(g)
59 51
7.65%, 03/15/2042 227 164
10.00%, 10/15/2032
(g)
100 100
Optics Bidco SpA
6.38%, 11/15/2033
(g)
85 86
7.20%, 07/18/2036
(g)
74 76
7.72%, 06/04/2038
(g)
85 90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Rogers Communications Inc
5.25%, 03/15/2082
(g),(k)
$ 508 $ 497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Telecom Italia Capital SA
7.20%, 07/18/2036 50 51
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
60 26
5.63%, 12/06/2026
(g)
100 44
6.50%, 10/15/2027
(g)
50 16
Viasat Inc
5.63%, 09/15/2025
(g)
1,175 1,160
5.63%, 04/15/2027
(g)
50 47
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
190 172
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
100 86
4.75%, 07/15/2031
(g)
1,105 957
7.75%, 04/15/2032
(g)
300 300
Vodafone Group PLC
4.13%, 06/04/2081
(k)
165 148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(k)
383 306
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(k)
709 743
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Services LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
275 277
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
45 40
6.13%, 03/01/2028
(g)
175 150
Zegona Finance PLC
8.63%, 07/15/2029
(g)
300 317
$ 15,118
Transportation - 0.35%
Brightline East LLC
11.00%, 01/31/2030
(g)
291 263
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
186 177
Danaos Corp
8.50%, 03/01/2028
(g)
322 331
First Student Bidco Inc / First Transit Parent Inc
4.00%, 07/31/2029
(g)
182 168
Genesee & Wyoming Inc
6.25%, 04/15/2032
(g)
120 121
Rand Parent LLC
8.50%, 02/15/2030
(g)
283 282
Seaspan Corp
5.50%, 08/01/2029
(g)
379 361
XPO Inc
7.13%, 06/01/2031
(g)
207 214
7.13%, 02/01/2032
(g)
179 186
$ 2,103
Trucking & Leasing - 0.54%
Fortress Transportation and Infrastructure Investors
LLC
5.50%, 05/01/2028
(g)
349 342
5.88%, 04/15/2033
(g)
110 107
7.00%, 05/01/2031
(g)
595 612
7.00%, 06/15/2032
(g)
1,664 1,707
7.88%, 12/01/2030
(g)
240 253
NAC Aviation 29 DAC
4.75%, 06/30/2026 200 191
$ 3,212
TOTAL BONDS $ 466,921

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 3.03%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.15%
First Brands Group LLC Term Loan B
10.51%, 03/30/2027
(n)
$ 535 $ 519
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
10.51%, 03/30/2027
(n)
54 52
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
First Brands Group LLC Term Loan
14.01%, 03/30/2028
(n)
375 347
CME Term Secured Overnight Financing
Rate 3 Month + 8.50%
$ 918
Computers - 0.08%
Fortress Intermediate 3 Inc Term Loan B
8.52%, 06/27/2031
(n)
175 175
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
McAfee Corp Term Loan B1
8.10%, 03/01/2029
(n)
293 292
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 467
Electric - 0.04%
Lightning Power LLC Term Loan B
8.35%, 08/07/2031
(n)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Services - 0.60%
Medical Solutions Holdings Inc Term Loan
12.35%, 10/05/2029
(n)
5,510 3,582
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Insurance - 0.43%
Asurion LLC Term Loan B4
10.21%, 01/20/2029
(n)
1,775 1,689
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Sedgwick Claims Management Services Inc Term
Loan B
7.90%, 07/31/2031
(n)
200 200
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
TIH Insurance Holdings LLC Term Loan
9.35%, 05/06/2032
(n)
650 658
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 2,547
Investment Companies - 0.26%
Nexus Buyer LLC Term Loan
11.20%, 11/05/2029
(n)
1,585 1,576
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Machinery - Diversified - 0.04%
TK Elevator US Newco Inc Term Loan B
8.59%, 04/30/2030
(n)
211 211
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Mining - 0.60%
Arctic Canadian Diamond Co Ltd
10.00%, 06/30/2026
(e),(n)
3,592 3,592
Retail - 0.05%
Whatabrands LLC Term Loan B
7.60%, 08/03/2028
(n)
287 286
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software - 0.55%
Applied Systems Inc Term Loan
9.85%, 02/06/2032
(n)
$ 1,250 $ 1,284
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Leia Finco US LLC Term Loan B
7.89%, 10/09/2031
(n)
1,175 1,164
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Modena Buyer LLC Term Loan B
9.10%, 04/18/2031
(n)
300 287
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
UKG Inc Term Loan B
7.62%, 01/30/2031
(n)
574 574
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,309
Transportation - 0.23%
Lasership Inc Term Loan
12.37%, 04/30/2029
(n)
7,320 1,403
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 18,141
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 11.68%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 11.68%
4.68%, 11/12/2024
(o)
$ 70,000 $ 69,900
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 69,900
Total Investments $ 570,251
Other Assets and Liabilities -  4.71% 28,199
TOTAL NET ASSETS - 100.00% $ 598,450
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,211 or
1.54% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $395,114 or 66.02% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,621 or 1.44% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security purchased on a when-issued basis.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 130,197 $ 3,842,693 $ 3,961,717 $ 11,173
$ 130,197 $ 3,842,693 $ 3,961,717 $ 11,173
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 4,641 $ — $ — $ —
$ 4,641 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 827 0.14%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 4,576 — 0.00%
Specialty Steel   15.29%, 11/15/2026 02/15/2024 8,096 8,096 1.35%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 3,890 0.65%
Total $ 12,813 2.14%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2024 Long 20 $ 2,209 $ (79)
US 10 Year Ultra Note; December 2024 Long 33 3,754 (99)
US 5 Year Note; December 2024 Short 35 3,753 73
US Long Bond; December 2024 Long 11 1,298 (70)
Total $ (175)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 11/20/2024 EUR 8,399 $ 9,312 $ — $ (171)
Bank of New York Mellon 11/20/2024 $ 9,972 EUR 9,016 159 —
Total $ 159 $ (171)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 9,000 $ 661 $ (35) $ 626
Total $ 661 $ (35) $ 626
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $9,000.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 7 .30 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .28%
iShares Broad USD High Yield Corporate Bond
ETF
2,015,000 $ 74,817
Money Market Funds - 6 .02%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
22,269,495 22,269
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
329,981,595 329,982
$ 352,251
TOTAL INVESTMENT COMPANIES $ 427,068
COMMON STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ 74
Oil & Gas - 0 .02%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Retail - 0 .00%
Claire's Holdings LLC
(d)
4,036 4
TOTAL COMMON STOCKS $ 1,165
BONDS - 91 .13%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .05%
Bombardier Inc
7.00%, 06/01/2032
(f),(g)
$ 11,725 $ 12,004
7.25%, 07/01/2031
(g)
13,675 14,128
7.50%, 02/01/2029
(f),(g)
2,660 2,770
8.75%, 11/15/2030
(g)
20,710 22,440
TransDigm Inc
4.88%, 05/01/2029 3,280 3,133
6.00%, 01/15/2033
(g)
30,745 30,476
6.38%, 03/01/2029
(g)
8,100 8,222
6.63%, 03/01/2032
(g)
6,872 6,988
6.88%, 12/15/2030
(g)
5,790 5,935
Triumph Group Inc
9.00%, 03/15/2028
(g)
13,448 14,011
$ 120,107
Airlines - 0 .80%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,833 2,627
American Airlines Inc
8.50%, 05/15/2029
(g)
1,425 1,497
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
8,680 8,595
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(g),(h)
10,300 10,272
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027 3,006 2,935
United Airlines Inc
4.63%, 04/15/2029
(g)
21,765 20,831
$ 46,757
Apparel - 0 .47%
S&S Holdings LLC
8.38%, 10/01/2031
(g)
27,317 27,385
Automobile Manufacturers - 0 .18%
Ford Motor Co
3.25%, 02/12/2032 12,349 10,332
Automobile Parts & Equipment - 1 .29%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 646 643
6.88%, 07/01/2028
(f)
20,800 20,586
Dana Inc
4.25%, 09/01/2030 13,495 11,800
4.50%, 02/15/2032 3,500 2,994
5.38%, 11/15/2027 7,280 7,121
5.63%, 06/15/2028 6,745 6,547
Phinia Inc
6.63%, 10/15/2032
(g)
9,460 9,429
6.75%, 04/15/2029
(g)
1,220 1,245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Tenneco Inc
8.00%, 11/17/2028
(g)
$ 13,070 $ 12,103
ZF North America Capital Inc
6.88%, 04/14/2028
(g)
2,805 2,829
$ 75,297
Banks - 2 .12%
Barclays PLC
5.09%, 06/20/2030
(i)
26,300 25,879
3 Month USD LIBOR + 3.05%
8.00%, 03/15/2029
(i),(j),(k)
32,390 33,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
4.60%, 05/01/2025
(i),(j)
24,600 24,482
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
UBS Group AG
9.25%, 11/13/2028
(g),(i),(j),(k)
36,900 40,209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
$ 124,049
Building Materials - 1 .83%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(f),(g)
27,570 29,009
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(f),(g)
13,975 14,216
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
15,495 14,804
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
49,305 48,899
$ 106,928
Chemicals - 3 .60%
Avient Corp
6.25%, 11/01/2031
(g)
6,185 6,203
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
15,590 12,705
6.50%, 05/15/2026
(g)
15,740 15,525
12.00%, 02/15/2031
(g)
8,380 8,173
Element Solutions Inc
3.88%, 09/01/2028
(g)
25,568 24,630
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(l),(m)
9,099 7,687
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f),(g)
1,065 1,002
6.25%, 10/01/2029
(g)
43,355 41,350
7.13%, 10/01/2027
(g)
3,390 3,442
7.25%, 06/15/2031
(g)
12,070 12,384
9.75%, 11/15/2028
(g)
17,835 18,921
Tronox Inc
4.63%, 03/15/2029
(g)
32,600 29,578
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
31,090 29,126
$ 210,726
Commercial Services - 3 .73%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
14,375 13,441
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
5,790 5,795
Albion Financing 2 Sarl
8.75%, 04/15/2027
(f),(g)
18,405 18,858
Belron UK Finance PLC
5.75%, 10/15/2029
(g)
9,175 9,193
EquipmentShare.com Inc
8.00%, 03/15/2033
(g)
15,345 15,493
8.63%, 05/15/2032
(g)
11,310 11,668
9.00%, 05/15/2028
(g)
875 905

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Garda World Security Corp
6.00%, 06/01/2029
(g)
$ 18,173 $ 17,031
8.38%, 11/15/2032
(g)
18,335 18,333
9.50%, 11/01/2027
(g)
13,011 13,021
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
30,480 30,448
United Rentals North America Inc
3.88%, 02/15/2031 6,360 5,770
4.88%, 01/15/2028 8,925 8,738
5.25%, 01/15/2030 8,520 8,386
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
31,000 30,923
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
11,631 10,489
$ 218,492
Computers - 2 .03%
McAfee Corp
7.38%, 02/15/2030
(g)
31,495 30,364
NCR Atleos Corp
9.50%, 04/01/2029
(g)
26,220 28,858
NCR Voyix Corp
5.13%, 04/15/2029
(g)
5,015 4,793
Seagate HDD Cayman
5.75%, 12/01/2034 9,660 9,522
8.50%, 07/15/2031 3,920 4,226
9.63%, 12/01/2032 15,075 17,181
Virtusa Corp
7.13%, 12/15/2028
(g)
24,687 23,939
$ 118,883
Consumer Products - 0 .69%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
19,190 17,605
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
9,075 8,987
10.75%, 06/30/2032
(f),(g)
15,035 14,009
$ 40,601
Cosmetics & Personal Care - 0 .37%
Perrigo Finance Unlimited Co
6.13%, 09/30/2032 21,847 21,574
Distribution & Wholesale - 0 .72%
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
7,495 6,920
Verde Purchaser LLC
10.50%, 11/30/2030
(f),(g)
33,055 35,282
$ 42,202
Diversified Financial Services - 4 .34%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.95%, 03/10/2055
(i)
27,625 28,476
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Credit Acceptance Corp
6.63%, 03/15/2026
(f)
4,620 4,615
9.25%, 12/15/2028
(g)
27,300 28,888
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(g)
44,315 44,890
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(g)
42,665 44,087
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
18,510 18,522
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(g)
5,250 5,139
8.13%, 03/30/2029
(g)
6,885 7,283
8.38%, 05/01/2028
(g)
12,515 13,154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp
3.50%, 01/15/2027 $ 3,966 $ 3,785
4.00%, 09/15/2030 6,460 5,687
6.63%, 01/15/2028 2,475 2,514
6.63%, 05/15/2029
(h)
11,170 11,170
7.13%, 11/15/2031 27,370 27,683
7.50%, 05/15/2031 7,605 7,777
$ 253,670
Electric - 3 .77%
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g),(h)
20,175 20,036
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
43,120 38,493
Elwood Energy LLC
8.16%, 07/05/2026 1,112 1,042
Lightning Power LLC
7.25%, 08/15/2032
(g)
44,000 45,775
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(i)
29,835 30,640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
3.63%, 02/15/2031
(g)
10,940 9,686
3.88%, 02/15/2032
(g)
6,181 5,489
6.25%, 11/01/2034
(g)
4,000 3,996
10.25%, 03/15/2028
(g),(i),(j)
12,125 13,381
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
15,775 15,038
Vistra Corp
7.00%, 12/15/2026
(g),(i),(j)
16,889 17,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
20,945 19,937
$ 220,545
Electronics - 0 .94%
Imola Merger Corp
4.75%, 05/15/2029
(g)
27,393 26,481
Sensata Technologies BV
4.00%, 04/15/2029
(g)
16,194 15,143
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
11,886 10,608
4.38%, 02/15/2030
(g)
2,650 2,468
$ 54,700
Engineering & Construction - 0 .41%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
24,817 24,198
Entertainment - 3 .55%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(g)
19,815 20,525
Caesars Entertainment Inc
4.63%, 10/15/2029
(f),(g)
2,950 2,766
6.00%, 10/15/2032
(g)
15,000 14,632
6.50%, 02/15/2032
(g)
30,370 30,799
CCM Merger Inc
6.38%, 05/01/2026
(g)
11,930 11,892
Churchill Downs Inc
5.75%, 04/01/2030
(g)
28,170 27,732
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
18,330 17,985
7.00%, 08/01/2032
(g)
38,065 39,018
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f),(g)
13,160 9,495

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
6.25%, 03/15/2033
(g)
$ 17,075 $ 16,995
7.13%, 02/15/2031
(g)
15,280 16,074
$ 207,913
Environmental Control - 0 .30%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
18,265 17,335
Food - 3 .38%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
11,785 10,888
4.63%, 01/15/2027
(g)
7,970 7,819
B&G Foods Inc
5.25%, 09/15/2027
(f)
11,625 11,280
8.00%, 09/15/2028
(g)
17,045 17,708
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(g),(l),(m)
4,100 4,230
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
13,095 12,574
7.63%, 07/01/2029
(g)
11,420 11,906
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
3,620 3,796
9.63%, 09/15/2032
(g)
24,490 25,598
Ingles Markets Inc
4.00%, 06/15/2031
(g)
500 446
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.63%, 01/15/2032 27,275 24,076
Pilgrim's Pride Corp
3.50%, 03/01/2032 14,595 12,767
4.25%, 04/15/2031 15,060 14,000
Post Holdings Inc
4.63%, 04/15/2030
(g)
21,879 20,448
6.25%, 10/15/2034
(g)
10,000 9,889
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(g),(h)
10,360 10,327
$ 197,752
Forest Products & Paper - 0 .51%
Mercer International Inc
5.13%, 02/01/2029 21,090 18,202
12.88%, 10/01/2028
(f),(g)
5,765 6,104
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
5,381 5,556
$ 29,862
Healthcare - Products - 0 .42%
Medline Borrower LP
3.88%, 04/01/2029
(g)
26,085 24,402
Healthcare - Services - 3 .75%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
40,928 38,434
Centene Corp
2.50%, 03/01/2031 16,540 13,833
3.00%, 10/15/2030 1,820 1,576
3.38%, 02/15/2030 16,070 14,406
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
29,751 28,018
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(g)
21,930 22,504
Molina Healthcare Inc
3.88%, 05/15/2032
(g)
10,385 9,206
4.38%, 06/15/2028
(g)
14,755 14,157
Star Parent Inc
9.00%, 10/01/2030
(g)
27,275 28,366
Tenet Healthcare Corp
6.13%, 06/15/2030 30,180 30,321
6.75%, 05/15/2031 18,005 18,407
$ 219,228
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 1 .27%
Adams Homes Inc
9.25%, 10/15/2028
(g)
$ 23,615 $ 24,707
Century Communities Inc
3.88%, 08/15/2029
(g)
18,385 16,723
Dream Finders Homes Inc
8.25%, 08/15/2028
(g)
15,970 16,709
Forestar Group Inc
3.85%, 05/15/2026
(g)
5,775 5,628
5.00%, 03/01/2028
(g)
11,195 10,713
$ 74,480
Insurance - 0 .37%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
13,855 13,029
6.00%, 08/01/2029
(g)
9,200 8,706
$ 21,735
Internet - 0 .08%
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(g)
4,860 4,887
Investment Companies - 1 .00%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
30,713 29,529
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 34,511 28,789
$ 58,318
Iron & Steel - 1 .04%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f),(g)
10,100 9,463
7.00%, 03/15/2032
(g)
5,730 5,737
7.38%, 05/01/2033
(g)
21,085 21,241
TMS International Corp/DE
6.25%, 04/15/2029
(g)
25,450 24,622
$ 61,063
Leisure Products & Services - 2 .21%
Carnival Corp
4.00%, 08/01/2028
(g)
2,220 2,116
5.75%, 03/01/2027
(g)
9,535 9,564
6.00%, 05/01/2029
(g)
11,900 11,919
7.00%, 08/15/2029
(g)
3,970 4,152
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
17,422 18,703
Life Time Inc
6.00%, 11/15/2031
(g),(h)
14,495 14,433
NCL Corp Ltd
5.88%, 02/15/2027
(g)
7,375 7,367
6.25%, 03/01/2030
(g)
19,900 19,683
NCL Finance Ltd
6.13%, 03/15/2028
(g)
13,170 13,251
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
17,730 17,698
5.63%, 09/30/2031
(g)
10,480 10,437
$ 129,323
Lodging - 1 .68%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
6.63%, 01/15/2032
(g)
31,150 31,158
Station Casinos LLC
6.63%, 03/15/2032
(g)
35,555 35,729
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
32,435 31,132
$ 98,019
Machinery - Construction & Mining - 0 .20%
Terex Corp
6.25%, 10/15/2032
(g)
11,860 11,805

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0 .57%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
$ 30,845 $ 33,100
Media - 6 .58%
AMC Networks Inc
10.25%, 01/15/2029
(g)
28,990 29,860
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
21,800 19,470
4.75%, 03/01/2030
(g)
10,100 9,188
4.75%, 02/01/2032
(g)
29,462 25,471
CSC Holdings LLC
4.50%, 11/15/2031
(g)
30,700 22,505
6.50%, 02/01/2029
(g)
22,155 18,728
11.25%, 05/15/2028
(g)
12,525 12,212
Directv Financing LLC
8.88%, 02/01/2030
(g)
28,770 28,396
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
12,965 12,483
DISH DBS Corp
5.25%, 12/01/2026
(g)
16,970 15,707
DISH Network Corp
11.75%, 11/15/2027
(g)
24,855 26,163
Gray Television Inc
5.38%, 11/15/2031
(f),(g)
11,970 7,218
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f),(g)
20,860 17,526
6.75%, 10/15/2027
(g)
20,867 19,559
McGraw-Hill Education Inc
7.38%, 09/01/2031
(g)
10,765 11,026
Scripps Escrow II Inc
3.88%, 01/15/2029
(f),(g)
14,045 10,898
5.38%, 01/15/2031
(g)
6,387 3,837
Sirius XM Radio Inc
3.88%, 09/01/2031
(f),(g)
940 808
4.00%, 07/15/2028
(g)
11,265 10,525
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
25,285 25,008
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
30,925 29,640
Ziggo BV
4.88%, 01/15/2030
(g)
31,055 28,795
$ 385,023
Mining - 2 .06%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(g)
10,457 11
First Quantum Minerals Ltd
6.88%, 10/15/2027
(g)
6,345 6,302
8.63%, 06/01/2031
(g)
13,400 13,556
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
9,355 9,238
6.13%, 04/01/2029
(g)
18,565 18,699
IAMGOLD Corp
5.75%, 10/15/2028
(g)
19,263 18,781
New Gold Inc
7.50%, 07/15/2027
(g)
17,740 18,024
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
34,640 35,795
$ 120,406
Office & Business Equipment - 0 .22%
Xerox Holdings Corp
5.50%, 08/15/2028
(g)
15,965 13,092
Oil & Gas - 5 .58%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
20,712 20,856
Antero Resources Corp
8.38%, 07/15/2026
(g)
2,641 2,710
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Apache Corp
5.10%, 09/01/2040 $ 5,870 $ 5,068
5.25%, 02/01/2042 9,655 8,354
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(g)
34,025 33,703
Borr IHC Ltd / Borr Finance LLC
10.00%, 11/15/2028
(g)
27,101 27,714
Civitas Resources Inc
8.63%, 11/01/2030
(g)
22,550 23,690
Comstock Resources Inc
6.75%, 03/01/2029
(g)
5,940 5,684
Expand Energy Corp
4.75%, 02/01/2032 8,535 8,021
5.38%, 03/15/2030 2,355 2,316
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
8,135 7,806
6.00%, 02/01/2031
(g)
4,595 4,344
6.88%, 05/15/2034
(g)
13,400 12,827
7.25%, 02/15/2035
(g)
6,055 5,940
Matador Resources Co
6.25%, 04/15/2033
(g)
30,595 29,941
Permian Resources Operating LLC
6.25%, 02/01/2033
(g)
25,745 25,560
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 31,495 29,557
Transocean Inc
8.50%, 05/15/2031
(g)
45,975 46,328
Vital Energy Inc
7.88%, 04/15/2032
(f),(g)
14,765 14,189
9.75%, 10/15/2030 11,278 11,900
$ 326,508
Oil & Gas Services - 1 .22%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
44,261 44,343
Enerflex Ltd
9.00%, 10/15/2027
(g)
26,112 27,106
$ 71,449
Packaging & Containers - 2 .63%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
9,640 9,324
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
16,537 16,269
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
2,105 2,115
6.88%, 01/15/2030
(g)
14,990 15,208
8.75%, 04/15/2030
(g)
20,235 20,549
Crown Cork & Seal Co Inc
7.38%, 12/15/2026
(f)
14,419 14,973
LABL Inc
5.88%, 11/01/2028
(g)
9,942 9,231
8.25%, 11/01/2029
(g)
18,665 16,443
8.63%, 10/01/2031
(g)
5,880 5,667
9.50%, 11/01/2028
(g)
8,780 8,997
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
11,800 12,124
9.25%, 04/15/2027
(g)
22,295 22,800
$ 153,700
Pharmaceuticals - 4 .09%
180 Medical Inc
3.88%, 10/15/2029
(g)
26,920 25,038
AdaptHealth LLC
5.13%, 03/01/2030
(f),(g)
30,521 27,961
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
7,555 7,414
6.13%, 02/01/2027
(g)
42,805 38,638

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
BellRing Brands Inc
7.00%, 03/15/2030
(g)
$ 28,390 $ 29,545
Endo Finance Holdings Inc
8.50%, 04/15/2031
(f),(g)
33,935 36,284
Jazz Securities DAC
4.38%, 01/15/2029
(g)
47,640 45,081
Owens & Minor Inc
4.50%, 03/31/2029
(f),(g)
32,407 29,162
$ 239,123
Pipelines - 4 .11%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
17,000 16,557
5.75%, 03/01/2027
(g)
13,465 13,440
DT Midstream Inc
4.13%, 06/15/2029
(g)
24,619 23,119
4.30%, 04/15/2032
(g)
5,900 5,415
EQM Midstream Partners LP
4.75%, 01/15/2031
(g)
8,745 8,313
6.38%, 04/01/2029
(g)
6,380 6,479
Harvest Midstream I LP
7.50%, 05/15/2032
(g)
27,873 28,538
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
41,615 38,858
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.38%, 02/15/2032
(g)
15,055 15,173
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(g)
28,060 24,379
Venture Global LNG Inc
7.00%, 01/15/2030
(g)
1,225 1,233
8.38%, 06/01/2031
(g)
25,370 26,351
9.50%, 02/01/2029
(g)
29,320 32,408
$ 240,263
Private Equity - 0 .25%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
9,195 8,878
3.75%, 09/15/2030
(f),(g)
4,395 3,846
8.00%, 06/15/2027
(g)
2,085 2,184
$ 14,908
REITs - 3 .23%
Iron Mountain Inc
4.50%, 02/15/2031
(g)
32,320 30,010
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
39,053 37,207
7.00%, 07/15/2031
(g)
18,850 19,550
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 21,740 15,395
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
14,025 13,359
7.00%, 02/01/2030
(g)
14,255 14,603
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
36,090 30,235
XHR LP
4.88%, 06/01/2029
(g)
30,543 28,669
$ 189,028
Retail - 5 .14%
Academy Ltd
6.00%, 11/15/2027
(g)
12,385 12,321
Bath & Body Works Inc
5.25%, 02/01/2028 12,290 12,119
6.63%, 10/01/2030
(g)
14,105 14,123
6.75%, 07/01/2036 11,210 11,271
6.95%, 03/01/2033 2,750 2,727
9.38%, 07/01/2025
(g)
432 443
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Carvana Co
11.00%, PIK 13.00%; 06/01/2030
(g),(l),(m)
$ 28,875 $ 31,481
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(g)
CAD 8,370 5,940
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
$ 45,420 42,403
6.75%, 01/15/2030
(g)
17,945 16,321
Gap Inc/The
3.63%, 10/01/2029
(g)
24,460 21,951
3.88%, 10/01/2031
(g)
5,000 4,297
Macy's Retail Holdings LLC
6.13%, 03/15/2032
(g)
18,738 17,903
Park River Holdings Inc
5.63%, 02/01/2029
(g)
18,490 16,148
Patrick Industries Inc
4.75%, 05/01/2029
(g)
10,705 10,125
6.38%, 11/01/2032
(g)
12,790 12,649
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
13,350 12,691
7.75%, 02/15/2029
(g)
2,750 2,669
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(g)
9,020 9,199
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(f),(g)
42,280 44,137
$ 300,918
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0 .33%
ams-OSRAM AG
12.25%, 03/30/2029
(g)
18,480 19,186
Software - 1 .12%
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
3,290 3,213
9.00%, 09/30/2029
(g)
32,680 32,677
Open Text Corp
3.88%, 12/01/2029
(g)
32,800 29,924
$ 65,814
Telecommunications - 3 .24%
Altice Financing SA
5.00%, 01/15/2028
(g)
22,235 18,803
Altice France SA
5.50%, 10/15/2029
(g)
9,575 7,169
8.13%, 02/01/2027
(g)
19,100 15,820
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(g)
22,540 21,410
Frontier Communications Holdings LLC
5.88%, 11/01/2029
(f)
10,630 10,386
8.63%, 03/15/2031
(g)
4,970 5,327
Iliad Holding SASU
6.50%, 10/15/2026
(g)
1,448 1,460
Level 3 Financing Inc
10.50%, 05/15/2030
(g)
19,280 21,087
10.75%, 12/15/2030
(g)
19,530 21,822
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
27,375 24,841
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(g)
6,950 7,037
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f),(g)
6,485 5,772
6.13%, 03/01/2028
(g)
33,440 28,706
$ 189,640

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Textiles - 0 .19%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 05/01/2025
(g)
$ 7,500 $ 4,275
Linx Capital Ltd
15.20%, PIK 15.20%; 04/01/2025
(g),(l),(m)
EUR 7,638 6,896
$ 11,171
Transportation - 1 .47%
Brightline East LLC
11.00%, 01/31/2030
(f),(g)
$ 19,570 17,673
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 94
GN Bondco LLC
9.50%, 10/15/2031
(f),(g)
11,420 12,127
SFL Corp Ltd
7.25%, 05/12/2026
(g)
8,200 8,248
8.25%, 04/19/2028 8,200 8,473
8.88%, 02/01/2027 8,700 8,962
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(g)
29,290 30,199
$ 85,776
TOTAL BONDS $ 5,331,673
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 3 .54%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .03%
TransDigm Inc Term Loan J
7.10%, 02/28/2031
(n)
$ 1,886 $ 1,887
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .73%
AAdvantage Loyalty IP Ltd Term Loan
9.63%, 04/20/2028
(n)
26,764 27,513
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc Term Loan B
7.38%, 02/15/2031
(n)
4,721 4,725
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
WestJet Loyalty LP Term Loan B
8.35%, 01/31/2031
(n)
10,443 10,435
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 42,673
Automobile Parts & Equipment - 0 .06%
Tenneco Inc Term Loan B
10.23%, 11/17/2028
(n)
3,800 3,621
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Building Materials - 0 .07%
MIWD Holdco II LLC Term Loan B2
7.69%, 03/21/2031
(n)
4,160 4,169
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Chemicals - 0 .37%
Advancion Holdings LLC Term Loan
12.54%, 11/24/2028
(n)
23,075 21,872
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .06%
Kronos Acquisition Holdings Inc Term Loan B
8.19%, 06/27/2031
(n)
$ 3,750 $ 3,518
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Entertainment - 0 .01%
Lions Gate Capital Holdings LLC Term Loan B
7.11%, 03/24/2025
(n)
329 329
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Food - 0 .23%
Fiesta Purchaser Inc Term Loan B
8.76%, 01/31/2031
(n)
13,297 13,324
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Forest Products & Paper - 0 .13%
Spectrum Group Buyer Inc Term Loan B
7.10%, 05/19/2028
(n)
9,327 7,648
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Healthcare - Services - 0 .22%
LifePoint Health Inc Term Loan B
8.41%, 05/16/2031
(n)
8,090 8,089
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.63%, 05/09/2031
(n)
4,648 4,652
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 12,741
Insurance - 0 .10%
Acrisure LLC Term Loan B6
8.01%, 11/06/2030
(n)
5,661 5,647
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Investment Companies - 0 .12%
Teide Ltd PIK Term Loan
0.00%, 08/01/2026
(n),(o)
EUR 14,395 7,281
Iron & Steel - 0 .12%
TMS International Corp/DE Term Loan B6
8.36%, 03/02/2030
(n)
$ 6,937 6,933
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Lodging - 0 .07%
Fertitta Entertainment LLC/NV Term Loan B
8.54%, 01/27/2029
(n)
3,935 3,935
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Media - 0 .33%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(n)
1,369 1,271
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC Tern Loan Extended
10.10%, 08/02/2029
(n)
12,400 12,047
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Gray Television Inc Term Loan F
10.01%, 05/23/2029
(n)
6,120 5,926
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 19,244
Mining - 0 .21%
Arsenal AIC Parent LLC Term Loan B
8.01%, 08/18/2030
(n)
12,474 12,485
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .05%
Mauser Packaging Solutions Holding Co Term Loan
B1
8.35%, 04/15/2027
(n)
$ 2,985 $ 2,993
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Pharmaceuticals - 0 .15%
Endo Finance Holdings Inc Term Loan B
5.33%, 04/23/2031
(n)
8,565 8,567
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Retail - 0 .37%
Foundation Building Materials Inc Term Loan B2
9.25%, 01/24/2031
(n)
6,234 6,134
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
IRB Holding Corp Term Loan B
7.61%, 12/15/2027
(n)
15,470 15,461
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 21,595
Software - 0 .11%
Cloud Software Group Inc Term Loan B
8.60%, 03/30/2029
(n)
6,352 6,347
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 206,809
Total Investments $ 5,966,715
Other Assets and Liabilities -  (1.99)% (116,212)
TOTAL NET ASSETS - 100.00% $ 5,850,503
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $87,809 or
1.50% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $84,679 or 1.45% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,643,056 or 79.36% of net assets.
(h) Security purchased on a when-issued basis.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $73,688 or 1.26% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after October 31, 2024, at which time the interest rate will be determined.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 32,956 $ 3,866,509 $ 3,569,483 $ 329,982
$ 32,956 $ 3,866,509 $ 3,569,483 $ 329,982
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 4,361 $ — $ — $ —
$ 4,361 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 11/25/2024 GBP 3 $ 3 $ — $ —
JPMorgan Chase 11/25/2024 $ 77 GBP 59 1 —
JPMorgan Chase 11/25/2024 $ 15,173 EUR 13,956 — (19)
JPMorgan Chase 11/25/2024 $ 6,063 CAD 8,358 55 —
Total $ 56 $ (19)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0.94% Shares Held Value (000's)
Money Market Funds - 0.94%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2 $ —
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
20,979,511 20,980
$ 20,980
TOTAL INVESTMENT COMPANIES $ 20,980
BONDS - 4.82%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.65%
BAMLL Trust 2024-BHP
7.15%, 08/15/2039
(d)
$ 560 $ 563
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
6.69%, 07/15/2041
(d)
570 570
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BX Commercial Mortgage Trust 2024-AIRC
6.50%, 08/15/2039
(d)
750 751
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-KING
6.35%, 05/15/2034
(d)
1,920 1,920
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
6.45%, 05/15/2041
(d)
1,495 1,496
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
7.94%, 02/15/2039
(d)
807 808
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
BX Trust 2024-VLT4
6.30%, 07/15/2029
(d)
1,910 1,911
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
COMM 2024-WCL1 MORTGAGE TRUST
6.63%, 06/15/2041
(d)
840 837
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
6.45%, 08/15/2041
(d)
320 320
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
DBSG 2024-ALTA Mortgage Trust
5.95%, 06/10/2037
(d),(e)
330 334
ELM Trust 2024-ELM
5.80%, 06/10/2039
(d),(e)
680 687
5.80%, 06/10/2039
(d),(e)
680 687
Ginnie Mae
1.60%, 03/16/2047
(e),(f)
65 —
GWT 2024-WLF2
6.50%, 05/15/2041
(d)
1,480 1,481
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HILT COMMERCIAL MORTGAGE TRUST
2024-ORL
6.35%, 05/15/2037
(d)
745 745
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
HONO 2021-LULU Mortgage Trust
6.07%, 10/15/2036
(d)
220 214
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
LBA Trust 2024-BOLT
6.40%, 06/15/2026
(d)
$ 1,270 $ 1,270
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
$ 14,594
Home Equity Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
5.09%, 04/25/2036 23 8
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.35%
Countrywide Asset-Backed Certificates
5.98%, 12/25/2032 5 5
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.24%
Long Beach Mortgage Loan Trust 2004-2
5.65%, 06/25/2034 13 13
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Option One Mortgage Loan Trust 2005-1
6.35%, 02/25/2035 23 16
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.61%
$ 42
Mortgage Backed Securities - 1.14%
A&D Mortgage Trust 2024-NQM5
5.70%, 11/25/2069 2,172 2,171
ACRA Trust 2024-NQM1
5.61%, 10/25/2064
(d),(e)
1,068 1,065
Alternative Loan Trust 2006-OA6
5.37%, 07/25/2046 1 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(d),(e)
1,589 1,574
Chase Mortgage Finance Trust Series 2007-A2
7.26%, 06/25/2035
(e)
4 4
COLT 2024-6 Mortgage Loan Trust
5.39%, 11/25/2069
(d),(e)
1,518 1,513
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069
(d),(e)
2,060 2,057
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(d),(e)
1,258 1,248
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(d),(e)
2,354 2,340
Deephaven Residential Mortgage Trust 2024-1
5.74%, 07/25/2069
(d),(e)
1,232 1,230
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(d),(e)
1,977 1,596
Fannie Mae REMIC Trust 2004-W5
5.42%, 02/25/2047 9 9
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
GCAT 2021-NQM4 Trust
1.09%, 08/25/2066
(d),(e)
2,358 1,918
Impac CMB Trust Series 2004-5
7.18%, 10/25/2034 2 2
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.44%
Impac CMB Trust Series 2004-6
5.83%, 10/25/2034 1 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Impac CMB Trust Series 2005-1
5.47%, 04/25/2035 20 18
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Impac CMB Trust Series 2005-5
5.62%, 08/25/2035 $ 5 $ 4
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(d),(e)
862 823
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
5.27%, 04/25/2037 1,249 436
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069
(d),(e)
2,300 2,298
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(d),(e)
451 447
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(d),(e)
2,267 1,827
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(d),(e)
588 586
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(d),(e)
1,699 1,689
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(d),(e)
569 573
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
5.59%, 01/25/2045 9 9
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 25,439
Other Asset Backed Securities - 0.58%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(d)
2,091 1,982
AMSR 2023-SFR2 Trust
3.95%, 06/17/2040
(d)
750 697
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(d)
2,035 1,913
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(d)
1,275 1,246
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(d)
1,990 1,981
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(d)
3,320 3,266
Tricon Residential 2024-SFR2 Trust
6.00%, 06/17/2040
(d)
1,805 1,794
$ 12,879
Sovereign - 2.45%
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 8,500 1,341
9.76%, 01/01/2033 15,300 2,295
10.00%, 01/01/2035 29,700 4,386
Brazilian Government International Bond
6.13%, 03/15/2034 $ 2,200 2,174
European Union
2.50%, 10/04/2052 EUR 1,175 1,080
3.00%, 03/04/2053 9,225 9,373
French Republic Government Bond OAT
3.00%, 05/25/2054
(d)
2,785 2,703
Israel Government International Bond
5.75%, 03/12/2054 $ 393 359
Japan Government Thirty Year Bond
1.80%, 03/20/2054 JPY 546,150 3,293
2.10%, 09/20/2054 505,650 3,261
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(d)
EUR 6,862 7,176
Mexican Bonos
7.75%, 11/23/2034 MXN 24,000 1,024
8.50%, 03/01/2029 16,500 781
8.50%, 05/31/2029 48,000 2,273
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
3.50%, 02/12/2034 $ 663 $ 538
6.35%, 02/09/2035 1,334 1,338
United Kingdom Gilt
4.38%, 07/31/2054 GBP 9,704 11,528
$ 54,923
TOTAL BONDS $ 107,877
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99.91%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5.62%
5.00%, 11/01/2054
(g)
$ 29,588 $ 28,749
5.50%, 11/01/2054
(g)
98,066 97,134
$ 125,883
U.S. Treasury - 0.33%
3.00%, 02/15/2049 9,740 7,432
U.S. Treasury Inflation-Indexed Obligations - 93.96%
0.13%, 04/15/2026 19,338 18,784
0.13%, 07/15/2026 46,551 45,290
0.13%, 10/15/2026 42,031 40,728
0.13%, 04/15/2027 71,919 68,852
0.13%, 01/15/2030 65,135 59,678
0.13%, 07/15/2030 71,863 65,521
0.13%, 01/15/2031 74,649 67,125
0.13%, 07/15/2031 76,209 68,128
0.13%, 01/15/2032 89,186 78,656
0.13%, 02/15/2051 27,520 16,294
0.13%, 02/15/2052 31,952 18,706
0.25%, 07/15/2029 55,730 52,009
0.25%, 02/15/2050 28,566 17,851
0.38%, 01/15/2027 57,857 55,967
0.38%, 07/15/2027 69,009 66,636
0.50%, 01/15/2028 47,339 45,400
0.63%, 01/15/2026 57,061 55,976
0.63%, 07/15/2032 86,352 78,684
0.63%, 02/15/2043 27,932 21,527
0.75%, 07/15/2028 52,995 51,199
0.75%, 02/15/2042 35,464 28,475
0.75%, 02/15/2045 42,169 32,239
0.88%, 01/15/2029 48,805 46,949
0.88%, 02/15/2047 26,584 20,384
1.00%, 02/15/2046 21,716 17,286
1.00%, 02/15/2048 19,155 14,978
1.00%, 02/15/2049 10,440 8,088
1.13%, 01/15/2033 84,269 79,103
1.25%, 04/15/2028 58,641 57,427
1.38%, 07/15/2033 82,371 78,817
1.38%, 02/15/2044 39,512 34,573
1.50%, 02/15/2053 30,510 26,176
1.63%, 10/15/2027 72,501 72,344
1.63%, 10/15/2029 42,659 42,352
1.75%, 01/15/2028 29,113 29,044
1.75%, 01/15/2034
(h)
86,925 85,273
1.88%, 07/15/2034 64,518 64,062
2.00%, 01/15/2026 31,491 31,391
2.13%, 04/15/2029 76,549 77,360
2.13%, 02/15/2040 16,321 16,398
2.13%, 02/15/2041 21,949 22,115
2.13%, 02/15/2054 30,397 30,076
2.38%, 01/15/2027 29,472 29,774
2.38%, 10/15/2028 61,172 62,617
2.50%, 01/15/2029 24,990 25,659
3.38%, 04/15/2032 10,456 11,535
3.63%, 04/15/2028 29,545 31,254

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029 $ 32,185 $ 34,902
$ 2,103,662
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,236,977
TOTAL PURCHASED OPTIONS - 0.01% $ 185
Total Investments $ 2,366,019
Other Assets and Liabilities -  (5.68)% (127,081)
TOTAL NET ASSETS - 100.00% $ 2,238,938
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $60,136 or 2.69% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security is an Interest Only Strip.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $725 or 0.03% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 1,697 $ 1,098,865 $ 1,079,582 $ 20,980
$ 1,697 $ 1,098,865 $ 1,079,582 $ 20,980
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 394 $ — $ — $ —
$ 394 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - USD versus CNH Morgan Stanley & Co 1 $ 21,124 $ 7.75 03/09/2026 $ 155 $ 111 $ (44)
Call - USD versus MXN Barclays Bank PLC 1 352 $ 18.50 11/14/2024 44 71 27
Call - UK 10 Year Gilt Future; December
2024
N/A 39 GBP 39 GBP 99.50 11/25/2024 31 3 (28)
Total $ 230 $ 185 $ (45)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - UK 10 Year Gilt Future; December
2024
N/A 39 GBP 39 GBP 102.00 11/25/2024 $ (10) $ (1) $ 9
Total $ (10) $ (1) $ 9
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
2.80% Annual Secured
Overnight
Financing Rate
Annual $ 2,854 2.80% 04/07/2025 $ (24) $ (8) $ 16
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
2.76% Annual Secured
Overnight
Financing Rate
Annual 2,854 2.76% 04/03/2025 (22) (7) 15
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
2.76% Annual Secured
Overnight
Financing Rate
Annual 2,854 2.76% 03/31/2025 (22) (7) 15

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest
Rate Swap
JPMorgan
Chase
2.76% Annual Secured
Overnight
Financing Rate
Annual $ 5,681 2.76% 03/31/2025 $ (46) $ (14) $ 32
Call - 10 Year Interest
Rate Swap
JPMorgan
Chase
2.76% Annual Secured
Overnight
Financing Rate
Annual 5,709 2.76% 04/03/2025 (46) (15) 31
Call - 10 Year Interest
Rate Swap
JPMorgan
Chase
2.80% Annual Secured
Overnight
Financing Rate
Annual 5,709 2.80% 04/03/2025 (47) (16) 31
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.76% Annual 2,854 3.76% 03/31/2025 (25) (64) (39)
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.76% Annual 2,854 3.76% 04/03/2025 (26) (65) (39)
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.80% Annual 2,854 3.80% 04/07/2025 (25) (61) (36)
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 3.76% Annual 5,681 3.76% 03/31/2025 (50) (127) (77)
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 3.76% Annual 5,709 3.76% 04/03/2025 (51) (130) (79)
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 3.80% Annual 5,709 3.80% 04/03/2025 (49) (121) (72)
Total $ (433) $ (635) $ (202)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
ASX 90 Day Bank Bill; December 2025 Long 58 $ 37,804 $ (54)
ASX 90 Day Bank Bill; March 2025 Short 58 37,771 36
Australia 10 Year Bond; December 2024 Long 36 2,650 (36)
Canada 10 Year Bond; December 2024 Short 329 28,825 112
Euro Buxl 30 Year Bond; December 2024 Short 63 9,070 250
Euro-Bobl 5 Year; December 2024 Long 29 3,727 (50)
US 10 Year Note; December 2024 Short 32 3,535 —
US 10 Year Ultra Note; December 2024 Long 140 15,925 8
US 2 Year Note; December 2024 Long 92 18,947 1
US 5 Year Note; December 2024 Long 6 643 (5)
US Long Bond; December 2024 Short 102 12,033 53
US Ultra Bond; December 2024 Short 9 1,131 (6)
Total $ 309
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 11/04/2024 EUR 167 $ 181 $ 1 $ —
Bank of New York Mellon 11/04/2024 $ 9,318 GBP 6,959 345 —
Bank of New York Mellon 12/18/2024 $ 2,568 BRL 14,075 146 —
Barclays Bank PLC 11/04/2024 GBP 1,212 $ 1,577 — (14)
Barclays Bank PLC 11/05/2024 $ 2,691 JPY 381,737 178 —
Barclays Bank PLC 12/03/2024 $ 1,577 GBP 1,212 14 —
BNP Paribas 11/04/2024 EUR 18,634 $ 20,156 113 —
BNP Paribas 11/04/2024 $ 301 EUR 269 8 —
BNP Paribas 12/03/2024 GBP 266 $ 342 1 —
BNP Paribas 12/03/2024 $ 20,419 EUR 18,854 — (110)
Citigroup Inc 12/18/2024 BRL 7,851 $ 1,435 — (84)
Citigroup Inc 12/18/2024 MXN 24,312 $ 1,245 — (39)
Citigroup Inc 12/18/2024 $ 1,245 MXN 24,094 50 —
Goldman Sachs & Co 12/18/2024 $ 3,036 MXN 61,211 17 (18)
HSBC Securities Inc 11/04/2024 EUR 484 $ 523 3 —

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
HSBC Securities Inc 11/04/2024 $ 2,176 EUR 2,009 $ — $ (9)
HSBC Securities Inc 11/05/2024 JPY 503,545 $ 3,285 30 —
HSBC Securities Inc 12/03/2024 $ 3,297 JPY 503,545 — (30)
Morgan Stanley & Co 11/04/2024 $ 14,731 EUR 13,184 389 —
Morgan Stanley & Co 11/04/2024 $ 915 GBP 705 5 —
Morgan Stanley & Co 11/05/2024 $ 833 JPY 121,808 32 —
Morgan Stanley & Co 12/18/2024 $ 6,355 BRL 35,033 326 —
Morgan Stanley & Co 12/18/2024 $ 539 MXN 10,597 13 —
Royal Bank of Scotland 11/04/2024 GBP 723 $ 938 — (6)
Standard Chartered Bank, Hong Kong 11/04/2024 GBP 8,159 $ 10,614 — (94)
Standard Chartered Bank, Hong Kong 12/03/2024 $ 10,614 GBP 8,159 95 —
Standard Chartered Bank, Hong Kong 01/07/2025 $ 3,396 JPY 501,309 66 —
UBS AG 11/04/2024 $ 3,341 GBP 2,518 94 —
UBS AG 11/04/2024 $ 4,242 EUR 3,834 72 —
UBS AG 12/18/2024 MXN 11,139 $ 570 — (17)
Total $ 1,998 $ (421)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 36,740 $ 2,631 $ (77) $ 2,554
Total $ 2,631 $ (77) $ 2,554
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $36,740.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive 2.27% Annual Semiannual N/A 10/17/2054 EUR 1,800 $ (38) $ — $ (38)
6 Month Euro Interbank Offered Rate Pay 2.44% Semiannual Annual N/A 06/24/2054 278 16 — 16
6 Month Euro Interbank Offered Rate Receive 2.43% Annual Semiannual N/A 06/20/2054 401 (23) — (23)
6 Month Euro Interbank Offered Rate Receive 2.43% Annual Semiannual N/A 06/19/2054 414 (23) — (23)
6 Month Euro Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 04/22/2054 1,325 (105) (3) (108)
6 Month Euro Interbank Offered Rate Receive 2.46% Annual Semiannual N/A 03/22/2054 342 (21) — (21)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 3,392 (251) 2 (249)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 03/01/2054 815 (60) 1 (59)
6 Month Euro Interbank Offered Rate Receive 2.49% Annual Semiannual N/A 02/19/2054 1,605 (110) 1 (109)
6 Month Euro Interbank Offered Rate Receive 2.24% Annual Semiannual N/A 09/19/2054 1,550 (19) — (19)
6 Month Euro Interbank Offered Rate Receive 2.25% Annual Semiannual N/A 10/02/2054 3,100 (83) — (83)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 1,605 (116) 1 (115)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.28% Maturity Maturity N/A 09/11/2054 $ 1,033 36 — 36
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.31% Maturity Maturity N/A 08/23/2049 990 24 — 24
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.29% Maturity Maturity N/A 09/11/2054 1,033 35 — 35
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.05% Maturity Maturity N/A 09/13/2026 8,165 55 (1) 54

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.31% Maturity Maturity N/A 09/10/2054 $ 1,033 $ 31 $ — $ 31
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.30% Maturity Maturity N/A 09/10/2054 1,033 32 — 32
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.20% Maturity Maturity N/A 10/02/2026 10,865 43 — 43
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.33% Maturity Maturity N/A 10/08/2026 10,080 16 — 16
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.18% Maturity Maturity N/A 08/07/2028 10,805 102 — 102
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.05% Maturity Maturity N/A 08/09/2026 9,085 47 — 47
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Maturity Maturity N/A 12/12/2027 16,230 67 — 67
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Maturity Maturity N/A 05/22/2028 13,840 123 1 124
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Maturity Maturity N/A 11/14/2025 3,400 6 — 6
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Maturity Maturity N/A 11/21/2026 5,015 20 — 20
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.47% Maturity Maturity N/A 07/15/2049 2,570 (14) 1 (13)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.12% Maturity Maturity N/A 01/05/2026 15,185 96 — 96
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.40% Maturity Maturity N/A 02/23/2026 4,155 11 — 11
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.17% Maturity Maturity N/A 01/16/2026 6,975 41 — 41
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.51% Maturity Maturity N/A 03/25/2029 3,135 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.55% Maturity Maturity N/A 05/07/2049 2,530 (49) — (49)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.45% Maturity Maturity N/A 07/02/2026 3,560 (14) — (14)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.48% Maturity Maturity N/A 03/20/2026 7,095 — — —
Eurostat Eurozone HICP ex Tobacco Receive 2.05% Maturity Maturity N/A 10/15/2034 EUR 2,331 (16) — (16)
Eurostat Eurozone HICP ex Tobacco Receive 2.06% Maturity Maturity N/A 10/15/2034 2,331 (20) — (20)
Eurostat Eurozone HICP ex Tobacco Receive 1.87% Maturity Maturity N/A 08/15/2029 3,580 (3) 6 3
Eurostat Eurozone HICP ex Tobacco Receive 2.01% Maturity Maturity N/A 10/15/2034 3,062 (8) — (8)
Eurostat Eurozone HICP ex Tobacco Receive 2.01% Maturity Maturity N/A 10/15/2034 1,554 (5) — (5)
United Kingdom Retail Prices Index Pay 3.61% Maturity Maturity N/A 10/15/2034 GBP 1,946 (4) — (4)
United Kingdom Retail Prices Index Pay 3.45% Maturity Maturity N/A 09/15/2034 2,875 (63) — (63)
United Kingdom Retail Prices Index Pay 3.57% Maturity Maturity N/A 10/15/2034 2,556 (18) — (18)
United Kingdom Retail Prices Index Receive 3.69% Maturity Maturity N/A 09/15/2029 2,875 39 (1) 38
United Kingdom Retail Prices Index Pay 3.10% Maturity Maturity N/A 09/15/2054 2,866 (163) (1) (164)
United Kingdom Retail Prices Index Pay 3.57% Maturity Maturity N/A 10/15/2034 1,297 (8) — (8)
United Kingdom Retail Prices Index Pay 3.62% Maturity Maturity N/A 10/15/2034 1,946 (2) — (2)
Total $ (395) $ 7 $ (388)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Equity Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .39 % Shares Held Value (000's)
Money Market Funds - 0 .39%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
907,190 $ 907
TOTAL INVESTMENT COMPANIES $ 907
COMMON STOCKS - 99 .46 % Shares Held Value (000's)
Aerospace & Defense - 6 .55%
Airbus SE 36,725 $ 5,602
BAE Systems PLC 594,105 9,575
$ 15,177
Apparel - 4 .07%
PRADA SpA 560,400 4,303
Samsonite International SA
(c)
2,181,900 5,127
$ 9,430
Automobile Manufacturers - 2 .59%
Daimler Truck Holding AG 54,745 2,264
Honda Motor Co Ltd 371,300 3,734
$ 5,998
Banks - 11 .89%
Bank of Ireland Group PLC 681,446 6,316
Erste Group Bank AG 90,608 5,125
National Bank of Greece SA 537,011 4,207
NatWest Group PLC 1,461,604 6,926
Sberbank of Russia PJSC ADR
(d)
194,243 —
UniCredit SpA 112,327 4,969
$ 27,543
Building Materials - 2 .69%
CRH PLC 65,385 6,240
Coal - 2 .20%
Teck Resources Ltd 109,800 5,108
Cosmetics & Personal Care - 4 .59%
Unilever PLC 174,370 10,637
Electronics - 1 .11%
TDK Corp 217,900 2,561
Engineering & Construction - 2 .09%
Technip Energies NV 193,643 4,835
Entertainment - 1 .98%
Entain PLC 477,073 4,588
Food - 1 .28%
Loblaw Cos Ltd 23,400 2,959
Magnit PJSC 24,200 —
$ 2,959
Healthcare - Products - 1 .33%
Straumann Holding AG 23,320 3,074
Home Builders - 0 .96%
Taylor Wimpey PLC 1,174,864 2,221
Insurance - 9 .77%
AIA Group Ltd 1,100,400 8,685
AXA SA 64,914 2,437
Hannover Rueck SE 23,718 6,228
MS&AD Insurance Group Holdings Inc 37,200 823
Sompo Holdings Inc 208,500 4,470
$ 22,643
Internet - 6 .37%
JD.com Inc 388,000 7,868
Tencent Holdings Ltd 132,300 6,899
$ 14,767
Iron & Steel - 0 .00%
Evraz PLC
(d)
204,000 —
Machinery - Construction & Mining - 3 .84%
Komatsu Ltd 162,200 4,199
Weir Group PLC/The 174,268 4,693
$ 8,892
Machinery - Diversified - 2 .45%
Keyence Corp 12,600 5,688
Media - 2 .01%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
58,455 4,667
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 1 .30%
Sandfire Resources Ltd
(d)
445,233 $ 3,013
Oil & Gas - 2 .30%
Gazprom PJSC
(d)
288,000 —
LUKOIL PJSC 20,000 —
Novatek PJSC 67,000 —
Suncor Energy Inc 141,000 5,323
$ 5,323
Pharmaceuticals - 7 .77%
AstraZeneca PLC 782 111
Novartis AG 59,412 6,447
Novo Nordisk A/S 22,024 2,470
Sanofi SA 85,026 8,986
$ 18,014
Retail - 6 .12%
Dollarama Inc 72,300 7,524
Yum China Holdings Inc 150,899 6,656
$ 14,180
Semiconductors - 6 .61%
ASM International NV 6,364 3,554
ASML Holding NV 2,142 1,442
Rohm Co Ltd 182,200 2,009
Socionext Inc 18,300 341
Taiwan Semiconductor Manufacturing Co Ltd 254,000 7,965
$ 15,311
Software - 2 .63%
Capcom Co Ltd 307,800 6,091
Constellation Software Inc/Canada - Warrants
(d),(e)
500 —
$ 6,091
Telecommunications - 4 .96%
Deutsche Telekom AG 380,006 11,488
TOTAL COMMON STOCKS $ 230,448
Total Investments $ 231,355
Other Assets and Liabilities -  0.15% 345
TOTAL NET ASSETS - 100.00% $ 231,700
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,127 or 2.21% of net assets.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Equity Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 937 $ 124,839 $ 124,869 $ 907
$ 937 $ 124,839 $ 124,869 $ 907
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 113 $ — $ — $ —
$ 113 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .71 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .43%
iShares Russell 1000 Growth ETF 116,100 $ 43,417
Money Market Funds - 2 .28%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
557,747 558
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
229,345,534 229,346
$ 229,904
TOTAL INVESTMENT COMPANIES $ 273,321
CONVERTIBLE PREFERRED STOCKS
- 0 .10 % Shares Held Value (000's)
Automobile Manufacturers - 0 .04%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 3,916
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 2,026
Software - 0 .04%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 1,445
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 2,349
$ 3,794
TOTAL CONVERTIBLE PREFERRED STOCKS $ 9,736
COMMON STOCKS - 97 .27 % Shares Held Value (000's)
Advertising - 0 .04%
Trade Desk Inc/The
(d)
32,256 $ 3,877
Aerospace & Defense - 1 .81%
Boeing Co/The
(d)
185,221 27,655
General Electric Co 17,036 2,926
HEICO Corp 3,232 792
HEICO Corp - Class A 5,925 1,138
Howmet Aerospace Inc 325,642 32,473
Loar Holdings Inc
(d),(g)
639 55
Lockheed Martin Corp 4,992 2,726
Spirit AeroSystems Holdings Inc
(d)
1,057 34
TransDigm Group Inc 87,803 114,346
$ 182,145
Airlines - 0 .00%
American Airlines Group Inc
(d)
3,438 46
Apparel - 0 .06%
Crocs Inc
(d)
864 93
Deckers Outdoor Corp
(d)
11,076 1,782
NIKE Inc 54,282 4,187
Skechers USA Inc
(d)
846 52
$ 6,114
Automobile Manufacturers - 0 .50%
Tesla Inc
(d)
202,981 50,715
Automobile Parts & Equipment - 0 .06%
Aurora Innovation Inc
(d)
1,189,490 6,179
Banks - 0 .07%
Goldman Sachs Group Inc/The 6,193 3,207
Morgan Stanley 5,007 582
NU Holdings Ltd/Cayman Islands
(d)
232,239 3,504
Popular Inc 489 44
$ 7,337
Beverages - 0 .26%
Boston Beer Co Inc/The
(d)
131 38
Celsius Holdings Inc
(d)
12,817 385
Coca-Cola Co/The 162,535 10,615
Monster Beverage Corp
(d)
41,831 2,204
PepsiCo Inc 79,359 13,180
$ 26,422
Biotechnology - 0 .60%
Alnylam Pharmaceuticals Inc
(d)
8,175 2,179
Amgen Inc 30,521 9,772
Apellis Pharmaceuticals Inc
(d)
8,018 218
Argenx SE ADR
(d)
47,026 27,571
Exelixis Inc
(d)
17,370 577
Incyte Corp
(d)
684 51
Intra-Cellular Therapies Inc
(d)
7,505 636
Ionis Pharmaceuticals Inc
(d)
10,394 399
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Legend Biotech Corp ADR
(d)
276,057 $ 12,428
Regeneron Pharmaceuticals Inc
(d)
644 540
Sarepta Therapeutics Inc
(d)
6,609 833
Ultragenyx Pharmaceutical Inc
(d)
6,464 330
Vertex Pharmaceuticals Inc
(d)
9,425 4,486
Viking Therapeutics Inc
(d)
7,667 556
$ 60,576
Building Materials - 0 .66%
AAON Inc 4,990 570
Armstrong World Industries Inc 1,179 165
AZEK Co Inc/The
(d)
7,360 324
Builders FirstSource Inc
(d)
753 129
Eagle Materials Inc 1,838 525
Lennox International Inc 2,343 1,412
Louisiana-Pacific Corp 3,263 323
Martin Marietta Materials Inc 237 140
Simpson Manufacturing Co Inc 266 48
Trane Technologies PLC 166,032 61,458
Trex Co Inc
(d)
7,798 552
Vulcan Materials Co 2,509 687
$ 66,333
Chemicals - 0 .10%
Celanese Corp 2,036 256
Chemours Co/The 530 10
Ecolab Inc 15,801 3,883
RPM International Inc 2,102 267
Sherwin-Williams Co/The 15,602 5,598
$ 10,014
Commercial Services - 3 .29%
Affirm Holdings Inc
(d)
95,172 4,173
Automatic Data Processing Inc 27,867 8,060
Avis Budget Group Inc 492 41
Block Inc
(d)
17,056 1,233
Booz Allen Hamilton Holding Corp 9,328 1,695
Bright Horizons Family Solutions Inc
(d)
602 80
Cintas Corp 624,317 128,491
Corpay Inc
(d)
4,985 1,644
Equifax Inc 122,589 32,488
Grand Canyon Education Inc
(d)
651 89
H&R Block Inc 1,937 116
Moody's Corp 11,529 5,235
Morningstar Inc 1,960 643
Paylocity Holding Corp
(d)
3,184 588
Quanta Services Inc 3,259 983
Rollins Inc 20,323 958
S&P Global Inc 288,242 138,460
Shift4 Payments Inc
(d)
4,371 395
Toast Inc
(d)
32,239 968
TransUnion 770 78
U-Haul Holding Co 3,104 212
U-Haul Holding Co
(d)
129 9
United Rentals Inc 1,171 952
Valvoline Inc
(d)
9,390 378
Verisk Analytics Inc 10,377 2,851
WEX Inc
(d)
252 43
WillScot Holdings Corp
(d)
3,879 129
$ 330,992
Computers - 6 .35%
Apple Inc 2,760,449 623,613
Crowdstrike Holdings Inc
(d)
16,566 4,918
Dell Technologies Inc 3,133 387
EPAM Systems Inc
(d)
255 48
Fortinet Inc
(d)
37,576 2,956
Gartner Inc
(d)
5,504 2,766
Globant SA
(d)
2,327 488
HP Inc 17,225 612
KBR Inc 771 52
NetApp Inc 6,734 777
Pure Storage Inc
(d)
19,547 978

Schedule of Investments
LargeCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Super Micro Computer Inc
(d)
36,075 $ 1,050
Zscaler Inc
(d)
6,679 1,207
$ 639,852
Consumer Products - 0 .03%
Avery Dennison Corp 2,223 460
Clorox Co/The 9,044 1,434
Kimberly-Clark Corp 10,072 1,352
$ 3,246
Cosmetics & Personal Care - 0 .10%
Colgate-Palmolive Co 32,582 3,053
elf Beauty Inc
(d)
3,873 408
Estee Lauder Cos Inc/The 6,079 419
Procter & Gamble Co/The 38,445 6,350
$ 10,230
Distribution & Wholesale - 0 .10%
Copart Inc
(d)
59,301 3,052
Core & Main Inc
(d)
9,203 408
Fastenal Co 35,074 2,742
Pool Corp 2,689 972
SiteOne Landscape Supply Inc
(d)
1,179 165
WW Grainger Inc 2,750 3,050
$ 10,389
Diversified Financial Services - 5 .28%
Ally Financial Inc 2,577 90
American Express Co 15,373 4,152
Ameriprise Financial Inc 6,670 3,404
Apollo Global Management Inc 28,442 4,075
Ares Management Corp 13,362 2,241
Blue Owl Capital Inc 36,471 816
Charles Schwab Corp/The 452,779 32,071
Coinbase Global Inc
(d)
12,073 2,164
Credit Acceptance Corp
(d)
354 150
Houlihan Lokey Inc 321 55
Jefferies Financial Group Inc 3,630 232
Lazard Inc 7,450 395
LPL Financial Holdings Inc 5,434 1,533
Mastercard Inc 661,732 330,595
SoFi Technologies Inc
(d)
11,332 127
TPG Inc 1,694 115
Tradeweb Markets Inc 160,371 20,367
UWM Holdings Corp 4,692 30
Visa Inc 446,351 129,374
Western Union Co/The 3,944 42
XP Inc 2,869 50
$ 532,078
Electric - 0 .05%
Constellation Energy Corp 3,666 964
NRG Energy Inc 6,197 560
Vistra Corp 25,127 3,140
$ 4,664
Electrical Components & Equipment - 0 .61%
Generac Holdings Inc
(d)
371,030 61,424
Universal Display Corp 1,705 307
$ 61,731
Electronics - 0 .84%
Amphenol Corp 1,245,026 83,441
Honeywell International Inc 7,369 1,516
Jabil Inc 671 83
$ 85,040
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
9,580 796
Engineering & Construction - 0 .02%
Comfort Systems USA Inc 2,583 1,010
EMCOR Group Inc 1,365 609
TopBuild Corp
(d)
176 62
$ 1,681
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .04%
Churchill Downs Inc 5,036 $ 706
DraftKings Inc
(d)
33,071 1,168
Light & Wonder Inc
(d)
6,585 617
Live Nation Entertainment Inc
(d)
11,499 1,347
Madison Square Garden Sports Corp
(d)
64 14
TKO Group Holdings Inc
(d)
753 88
Vail Resorts Inc 2,346 389
$ 4,329
Environmental Control - 0 .93%
Tetra Tech Inc 4,089 200
Veralto Corp 853,567 87,226
Waste Management Inc 29,292 6,323
$ 93,749
Food - 0 .02%
Hershey Co/The 1,483 263
Lamb Weston Holdings Inc 3,302 257
Performance Food Group Co
(d)
1,760 143
Pilgrim's Pride Corp
(d)
316 15
Sysco Corp 22,501 1,687
$ 2,365
Hand & Machine Tools - 0 .00%
Lincoln Electric Holdings Inc 1,129 217
Healthcare - Products - 5 .99%
10X Genomics Inc
(d)
4,854 78
Align Technology Inc
(d)
249,624 51,180
Bruker Corp 5,121 290
Danaher Corp 127,855 31,409
Edwards Lifesciences Corp
(d)
8,330 558
Exact Sciences Corp
(d)
5,293 365
GE HealthCare Technologies Inc 3,034 265
IDEXX Laboratories Inc
(d)
6,020 2,450
Inspire Medical Systems Inc
(d)
2,189 427
Insulet Corp
(d)
5,105 1,182
Intuitive Surgical Inc
(d)
506,903 255,398
Masimo Corp
(d)
1,594 230
Natera Inc
(d)
97,551 11,800
Penumbra Inc
(d)
34,485 7,893
Repligen Corp
(d)
555 74
ResMed Inc 2,916 707
Sonova Holding AG ADR 388,958 28,417
Stryker Corp 182,573 65,047
Thermo Fisher Scientific Inc 146,778 80,188
Waters Corp
(d)
2,643 854
West Pharmaceutical Services Inc 207,792 63,985
$ 602,797
Healthcare - Services - 1 .87%
Chemed Corp 103 56
Cigna Group/The 208,585 65,664
DaVita Inc
(d)
3,697 517
Elevance Health Inc 2,705 1,097
Fortrea Holdings Inc
(d)
505 8
HCA Healthcare Inc 3,375 1,211
IQVIA Holdings Inc
(d)
1,483 305
Medpace Holdings Inc
(d)
1,878 590
Molina Healthcare Inc
(d)
2,692 865
UnitedHealth Group Inc 208,309 117,591
$ 187,904
Home Furnishings - 0 .01%
SharkNinja Inc 1,068 99
Tempur Sealy International Inc 12,212 585
$ 684
Insurance - 1 .55%
Allstate Corp/The 3,010 561
Arthur J Gallagher & Co 1,087 306
Brown & Brown Inc 7,665 802
Equitable Holdings Inc 23,750 1,077
Everest Group Ltd 504 179
Kinsale Capital Group Inc 1,602 686

Schedule of Investments
LargeCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Group Inc
(d)
222 $ 342
Marsh & McLennan Cos Inc 4,941 1,078
Progressive Corp/The 620,788 150,746
RLI Corp 103 16
Ryan Specialty Holdings Inc 7,465 492
$ 156,285
Internet - 19 .92%
Airbnb Inc
(d)
31,906 4,301
Alphabet Inc - A Shares 1,912,814 327,302
Alphabet Inc - C Shares 1,268,525 219,062
Amazon.com Inc
(d)
3,327,987 620,337
Booking Holdings Inc 16,584 77,550
CDW Corp/DE 4,942 930
Coupang Inc
(d)
1,535,080 39,590
DoorDash Inc - Class A
(d)
22,074 3,459
Etsy Inc
(d)
5,540 285
Expedia Group Inc
(d)
9,215 1,440
GoDaddy Inc
(d)
10,297 1,718
Lyft Inc
(d)
18,168 236
MercadoLibre Inc
(d)
8,937 18,206
Meta Platforms Inc 558,312 316,887
Netflix Inc
(d)
201,919 152,657
Okta Inc
(d)
5,132 369
Palo Alto Networks Inc
(d)
22,495 8,106
Pinterest Inc
(d)
43,931 1,397
Roku Inc
(d)
1,527 98
Shopify Inc
(d)
532,323 41,633
Spotify Technology SA
(d)
43,731 16,840
TripAdvisor Inc
(d)
683 11
Trump Media & Technology Group Corp
(d),(g)
2,633 93
Uber Technologies Inc
(d)
2,131,292 153,559
VeriSign Inc
(d)
392 69
$ 2,006,135
Iron & Steel - 0 .00%
Cleveland-Cliffs Inc
(d)
10,928 142
Leisure Products & Services - 0 .02%
Norwegian Cruise Line Holdings Ltd
(d)
31,092 788
Planet Fitness Inc
(d)
3,454 271
Royal Caribbean Cruises Ltd 6,007 1,239
YETI Holdings Inc
(d)
1,778 63
$ 2,361
Lodging - 1 .51%
Choice Hotels International Inc
(g)
1,747 244
Hilton Worldwide Holdings Inc 641,789 150,724
Hyatt Hotels Corp 422 61
Las Vegas Sands Corp 26,029 1,350
Wyndham Hotels & Resorts Inc 488 43
Wynn Resorts Ltd 559 54
$ 152,476
Machinery - Construction & Mining - 0 .05%
BWX Technologies Inc 1,283 156
Caterpillar Inc 5,081 1,912
Vertiv Holdings Co 26,030 2,845
$ 4,913
Machinery - Diversified - 0 .38%
Cognex Corp 372 15
Ingersoll Rand Inc 398,309 38,238
Rockwell Automation Inc 756 201
$ 38,454
Media - 0 .01%
FactSet Research Systems Inc 1,009 458
Liberty Broadband Corp - A Shares
(d)
148 12
Liberty Broadband Corp - C Shares
(d)
1,866 151
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
602 45
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,389 430
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Nexstar Media Group Inc 875 $ 154
$ 1,250
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 1,939 291
Mining - 0 .01%
Southern Copper Corp 6,301 690
Miscellaneous Manufacturers - 0 .06%
3M Co 7,502 964
Axon Enterprise Inc
(d)
5,246 2,222
Carlisle Cos Inc 462 195
Illinois Tool Works Inc 8,102 2,115
$ 5,496
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
804 307
Oil & Gas - 0 .04%
Civitas Resources Inc 2,213 108
EQT Corp 2,666 98
Hess Corp 13,162 1,770
Matador Resources Co 358 19
Permian Resources Corp 9,557 130
Texas Pacific Land Corp 1,366 1,593
Viper Energy Inc 2,165 112
Weatherford International PLC 5,269 416
$ 4,246
Oil & Gas Services - 0 .22%
Schlumberger NV 556,791 22,311
Packaging & Containers - 0 .00%
Sealed Air Corp 335 12
Pharmaceuticals - 3 .47%
AbbVie Inc 55,922 11,401
Becton Dickinson & Co 161,328 37,685
Cardinal Health Inc 10,541 1,144
Cencora Inc 12,130 2,767
Dexcom Inc
(d)
29,234 2,060
Eli Lilly & Co 175,423 145,556
McKesson Corp 4,102 2,053
Merck & Co Inc 185,142 18,944
Neurocrine Biosciences Inc
(d)
7,272 874
Zoetis Inc 710,967 127,106
$ 349,590
Pipelines - 0 .04%
Antero Midstream Corp 9,245 133
Cheniere Energy Inc 8,559 1,638
New Fortress Energy Inc
(g)
1,381 12
Targa Resources Corp 15,989 2,669
$ 4,452
Private Equity - 0 .11%
Blackstone Inc 51,559 8,649
KKR & Co Inc 14,121 1,952
$ 10,601
Real Estate - 1 .02%
CoStar Group Inc
(d)
1,411,988 102,779
Jones Lang LaSalle Inc
(d)
1,074 291
$ 103,070
REITs - 0 .11%
American Tower Corp 34,106 7,283
Equinix Inc 383 348
Iron Mountain Inc 12,105 1,498
Lamar Advertising Co 1,570 207
Public Storage 1,779 585
Simon Property Group Inc 6,046 1,023
$ 10,944
Retail - 3 .31%
AutoZone Inc
(d)
1,140 3,430
Burlington Stores Inc
(d)
4,623 1,146
CarMax Inc
(d)
766 56
Carvana Co
(d)
2,763 683

Schedule of Investments
LargeCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Casey's General Stores Inc 461 $ 182
Cava Group Inc
(d)
5,510 736
Chipotle Mexican Grill Inc
(d)
628,674 35,061
Costco Wholesale Corp 219,329 191,733
Darden Restaurants Inc 4,595 735
Dick's Sporting Goods Inc 360 71
Domino's Pizza Inc 912 377
Dutch Bros Inc
(d)
3,149 104
Ferguson Enterprises Inc 971 191
Five Below Inc
(d)
3,163 300
Floor & Decor Holdings Inc
(d)
2,796 288
Freshpet Inc
(d)
1,064 141
Home Depot Inc/The 57,794 22,756
Lululemon Athletica Inc
(d)
8,797 2,621
McDonald's Corp 3,383 988
Murphy USA Inc 1,368 668
O'Reilly Automotive Inc
(d)
3,893 4,489
RH
(d)
195 62
Ross Stores Inc 341,131 47,663
Starbucks Corp 64,241 6,276
Texas Roadhouse Inc 4,872 931
TJX Cos Inc/The 48,928 5,530
Tractor Supply Co 7,862 2,088
Ulta Beauty Inc
(d)
3,043 1,123
Wendy's Co/The 6,829 131
Williams-Sonoma Inc 5,503 738
Wingstop Inc 2,125 611
Yum! Brands Inc 7,893 1,035
$ 332,944
Semiconductors - 12 .68%
Advanced Micro Devices Inc
(d)
361,431 52,071
Applied Materials Inc 55,864 10,144
ASML Holding NV - NY Reg Shares 48,399 32,551
Astera Labs Inc
(d)
200 14
Broadcom Inc 332,097 56,380
Entegris Inc 117,469 12,300
KLA Corp 9,836 6,553
Lam Research Corp 95,443 7,096
Lattice Semiconductor Corp
(d)
8,577 434
Marvell Technology Inc 1,501,986 120,324
MKS Instruments Inc 158 16
Monolithic Power Systems Inc 3,415 2,593
NVIDIA Corp 6,747,719 895,827
NXP Semiconductors NV 278,280 65,257
Onto Innovation Inc
(d)
886 176
QUALCOMM Inc 76,535 12,458
Teradyne Inc 10,387 1,103
Texas Instruments Inc 8,038 1,633
$ 1,276,930
Software - 22 .85%
Adobe Inc
(d)
311,108 148,735
Appfolio Inc
(d)
1,599 332
AppLovin Corp
(d)
19,079 3,232
Atlassian Corp
(d)
156,063 29,424
Autodesk Inc
(d)
465,330 132,060
Bentley Systems Inc 10,211 493
BILL Holdings Inc
(d)
2,071 121
Broadridge Financial Solutions Inc 7,798 1,644
Cadence Design Systems Inc
(d)
333,716 92,146
Cloudflare Inc
(d)
21,809 1,913
Confluent Inc
(d)
17,562 460
Datadog Inc
(d)
21,741 2,727
Dayforce Inc
(d)
1,093 78
DocuSign Inc
(d)
14,784 1,026
DoubleVerify Holdings Inc
(d)
6,579 112
Doximity Inc
(d)
417 17
Dropbox Inc - A Shares
(d)
5,371 139
Duolingo Inc
(d)
2,693 789
Dynatrace Inc
(d)
511,190 27,503
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Elastic NV
(d)
5,957 $ 478
Fair Isaac Corp
(d)
16,792 33,468
Fiserv Inc
(d)
687,588 136,074
Five9 Inc
(d)
4,991 147
Gitlab Inc
(d)
8,617 463
Guidewire Software Inc
(d)
2,735 509
HashiCorp Inc
(d)
8,050 273
HubSpot Inc
(d)
52,877 29,336
Intuit Inc 432,922 264,213
Magic Leap Inc
(d),(e),(f)
10,706 —
Manhattan Associates Inc
(d)
4,479 1,180
Microsoft Corp 2,208,304 897,344
MicroStrategy Inc
(d),(g)
680 166
MongoDB Inc
(d)
24,169 6,535
MSCI Inc 3,251 1,857
nCino Inc
(d)
4,108 153
Nutanix Inc
(d)
5,033 313
Oracle Corp 114,768 19,263
Palantir Technologies Inc
(d)
146,963 6,108
Paychex Inc 8,422 1,173
Paycom Software Inc 2,332 487
Paycor HCM Inc
(d)
1,264 19
Pegasystems Inc 3,186 253
Procore Technologies Inc
(d)
7,679 504
PTC Inc
(d)
5,247 972
RingCentral Inc
(d)
6,001 216
ROBLOX Corp
(d)
37,140 1,921
Salesforce Inc 58,096 16,927
SentinelOne Inc
(d)
3,228 83
ServiceNow Inc
(d)
258,807 241,465
Smartsheet Inc
(d)
9,761 551
Snowflake Inc - Class A
(d)
22,993 2,640
Stripe Inc - Class B
(d),(e),(f)
114,126 2,967
Synopsys Inc
(d)
11,086 5,694
Teradata Corp
(d)
6,926 223
Twilio Inc
(d)
2,467 199
Tyler Technologies Inc
(d)
2,621 1,587
UiPath Inc
(d)
27,864 344
Unity Software Inc
(d)
9,426 189
Veeva Systems Inc
(d)
330,201 68,956
Workday Inc
(d)
483,963 113,175
$ 2,301,376
Telecommunications - 0 .10%
Arista Networks Inc
(d)
18,814 7,271
Iridium Communications Inc 441 13
Motorola Solutions Inc 5,733 2,576
Ubiquiti Inc 152 40
$ 9,900
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 8,859 581
Transportation - 0 .10%
Expeditors International of Washington Inc 1,647 196
Old Dominion Freight Line Inc 14,296 2,878
Saia Inc
(d)
1,153 563
Union Pacific Corp 21,342 4,953
XPO Inc
(d)
8,331 1,088
$ 9,678
TOTAL COMMON STOCKS $ 9,797,937
Total Investments $ 10,080,994
Other Assets and Liabilities -  (0.08)% (8,537)
TOTAL NET ASSETS - 100.00% $ 10,072,457

Schedule of Investments
LargeCap Growth Fund I
October 31, 2024
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $558 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $529 or 0.01% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 271,630 $ 2,979,068 $ 3,021,352 $ 229,346
$ 271,630 $ 2,979,068 $ 3,021,352 $ 229,346
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 11,099 $ — $ — $ —
$ 11,099 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 1,445 0.02%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 2,349 0.02%
Sila Nano Series F   0.00% 01/07/2021 4,277 2,026 0.02%
Stripe Inc - Class B 12/17/2019 1,791 2,967 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 3,916 0.04%
Total $ 12,703 0.13%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2024 Long 341 $ 97,841 $ (2,113)
Total $ (2,113)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 3 .55 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .31%
iShares Core S&P 500 ETF 47,300 $ 27,019
Money Market Funds - 3 .24%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
5,503 6
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
280,734,050 280,734
$ 280,740
TOTAL INVESTMENT COMPANIES $ 307,759
COMMON STOCKS - 96 .25 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 64,951 $ 1,910
Omnicom Group Inc 33,834 3,417
$ 5,327
Aerospace & Defense - 1 .75%
Boeing Co/The
(d)
126,294 18,857
General Dynamics Corp 44,592 13,003
General Electric Co 187,507 32,210
Howmet Aerospace Inc 70,578 7,038
L3Harris Technologies Inc 32,806 8,118
Lockheed Martin Corp 36,685 20,032
Northrop Grumman Corp 23,773 12,101
RTX Corp 230,034 27,832
TransDigm Group Inc 9,704 12,638
$ 151,829
Agriculture - 0 .67%
Altria Group Inc 295,053 16,068
Archer-Daniels-Midland Co 82,683 4,565
Bunge Global SA 24,495 2,058
Philip Morris International Inc 268,867 35,679
$ 58,370
Airlines - 0 .16%
Delta Air Lines Inc 110,891 6,345
Southwest Airlines Co 103,611 3,169
United Airlines Holdings Inc
(d)
56,865 4,450
$ 13,964
Apparel - 0 .27%
Deckers Outdoor Corp
(d)
26,366 4,242
NIKE Inc 207,765 16,025
Ralph Lauren Corp 6,926 1,371
Tapestry Inc 39,812 1,889
$ 23,527
Automobile Manufacturers - 1 .78%
Cummins Inc 23,700 7,797
Ford Motor Co 675,174 6,948
General Motors Co 194,356 9,865
PACCAR Inc 90,653 9,453
Tesla Inc
(d)
479,802 119,879
$ 153,942
Automobile Parts & Equipment - 0 .05%
Aptiv PLC
(d)
45,957 2,612
BorgWarner Inc 39,387 1,324
$ 3,936
Banks - 4 .03%
Bank of America Corp 1,167,398 48,821
Bank of New York Mellon Corp/The 127,613 9,617
Citigroup Inc 329,909 21,170
Citizens Financial Group Inc 77,524 3,265
Fifth Third Bancorp 117,037 5,112
Goldman Sachs Group Inc/The 54,611 28,277
Huntington Bancshares Inc/OH 251,165 3,916
JPMorgan Chase & Co 492,005 109,186
KeyCorp 160,496 2,769
M&T Bank Corp 28,880 5,622
Morgan Stanley 215,425 25,043
Northern Trust Corp 34,869 3,505
PNC Financial Services Group Inc/The 68,738 12,941
Regions Financial Corp 158,251 3,778
State Street Corp 51,640 4,792
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Truist Financial Corp 231,574 $ 9,969
US Bancorp 269,846 13,036
Wells Fargo & Co 588,603 38,212
$ 349,031
Beverages - 1 .21%
Brown-Forman Corp - B Shares 31,700 1,396
Coca-Cola Co/The 670,762 43,807
Constellation Brands Inc 27,096 6,295
Keurig Dr Pepper Inc 182,911 6,027
Molson Coors Beverage Co 30,382 1,655
Monster Beverage Corp
(d)
121,961 6,425
PepsiCo Inc 237,528 39,449
$ 105,054
Biotechnology - 1 .18%
Amgen Inc 92,918 29,748
Biogen Inc
(d)
25,188 4,383
Corteva Inc 119,709 7,293
Gilead Sciences Inc 215,293 19,122
Incyte Corp
(d)
27,644 2,049
Moderna Inc
(d)
58,494 3,180
Regeneron Pharmaceuticals Inc
(d)
18,351 15,382
Vertex Pharmaceuticals Inc
(d)
44,633 21,244
$ 102,401
Building Materials - 0 .62%
Builders FirstSource Inc
(d)
20,139 3,452
Carrier Global Corp 145,183 10,558
Johnson Controls International plc 115,518 8,727
Martin Marietta Materials Inc 10,569 6,260
Masco Corp 37,742 3,016
Mohawk Industries Inc
(d)
9,060 1,216
Trane Technologies PLC 39,025 14,446
Vulcan Materials Co 22,837 6,256
$ 53,931
Chemicals - 1 .30%
Air Products and Chemicals Inc 38,444 11,938
Albemarle Corp 20,324 1,925
Celanese Corp 18,893 2,380
CF Industries Holdings Inc 31,199 2,565
Dow Inc 121,209 5,985
DuPont de Nemours Inc 72,197 5,992
Eastman Chemical Co 20,216 2,124
Ecolab Inc 43,792 10,761
FMC Corp 21,586 1,403
International Flavors & Fragrances Inc 44,211 4,396
Linde PLC 83,130 37,920
LyondellBasell Industries NV 44,972 3,906
Mosaic Co/The 55,102 1,475
PPG Industries Inc 40,344 5,023
Sherwin-Williams Co/The 40,133 14,399
$ 112,192
Commercial Services - 1 .47%
Automatic Data Processing Inc 70,518 20,397
Cintas Corp 59,248 12,194
Corpay Inc
(d)
12,007 3,959
Equifax Inc 21,398 5,671
Global Payments Inc 44,000 4,563
MarketAxess Holdings Inc 6,529 1,890
Moody's Corp 27,082 12,296
PayPal Holdings Inc
(d)
176,789 14,019
Quanta Services Inc 25,476 7,684
Rollins Inc 48,576 2,290
S&P Global Inc 55,372 26,599
United Rentals Inc 11,516 9,360
Verisk Analytics Inc 24,630 6,766
$ 127,688

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 8 .48%
Accenture PLC - Class A 108,319 $ 37,351
Amentum Holdings Inc
(d)
21,653 644
Apple Inc 2,629,195 593,961
Cognizant Technology Solutions Corp 85,713 6,393
Crowdstrike Holdings Inc
(d)
39,927 11,853
Dell Technologies Inc 49,745 6,150
EPAM Systems Inc
(d)
9,846 1,857
Fortinet Inc
(d)
109,788 8,636
Gartner Inc
(d)
13,326 6,696
Hewlett Packard Enterprise Co 224,749 4,380
HP Inc 169,217 6,011
International Business Machines Corp 159,291 32,929
Leidos Holdings Inc 23,296 4,267
NetApp Inc 35,548 4,099
Seagate Technology Holdings PLC 36,311 3,645
Super Micro Computer Inc
(d)
87,090 2,535
Western Digital Corp
(d)
56,466 3,688
$ 735,095
Consumer Products - 0 .21%
Avery Dennison Corp 13,923 2,882
Church & Dwight Co Inc 42,336 4,230
Clorox Co/The 21,420 3,396
Kimberly-Clark Corp 58,243 7,815
$ 18,323
Cosmetics & Personal Care - 1 .05%
Colgate-Palmolive Co 141,297 13,241
Estee Lauder Cos Inc/The 40,296 2,778
Kenvue Inc 331,183 7,594
Procter & Gamble Co/The 407,079 67,241
$ 90,854
Distribution & Wholesale - 0 .32%
Copart Inc
(d)
151,432 7,794
Fastenal Co 99,027 7,742
LKQ Corp 45,525 1,675
Pool Corp 6,616 2,393
WW Grainger Inc 7,682 8,521
$ 28,125
Diversified Financial Services - 3 .50%
American Express Co 97,119 26,230
Ameriprise Financial Inc 16,979 8,664
Blackrock Inc 24,078 23,621
Capital One Financial Corp 66,034 10,750
Cboe Global Markets Inc 18,095 3,865
Charles Schwab Corp/The 258,335 18,298
CME Group Inc 62,271 14,033
Discover Financial Services 43,418 6,444
Franklin Resources Inc 53,359 1,108
Intercontinental Exchange Inc 99,285 15,476
Invesco Ltd 77,818 1,349
Mastercard Inc 142,673 71,278
Nasdaq Inc 71,558 5,290
Raymond James Financial Inc 32,052 4,751
Synchrony Financial 68,346 3,769
T Rowe Price Group Inc 38,494 4,229
Visa Inc 288,863 83,727
$ 302,882
Electric - 2 .30%
AES Corp/The 122,938 2,027
Alliant Energy Corp 44,355 2,661
Ameren Corp 46,139 4,019
American Electric Power Co Inc 92,017 9,087
CenterPoint Energy Inc 112,699 3,328
CMS Energy Corp 51,659 3,596
Consolidated Edison Inc 59,805 6,081
Constellation Energy Corp 54,073 14,219
Dominion Energy Inc 145,076 8,636
DTE Energy Co 35,800 4,447
Duke Energy Corp 133,501 15,389
Edison International 66,781 5,503
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 36,974 $ 5,723
Evergy Inc 39,767 2,404
Eversource Energy 61,800 4,070
Exelon Corp 172,927 6,796
FirstEnergy Corp 88,638 3,708
NextEra Energy Inc 355,284 28,156
NRG Energy Inc 35,689 3,226
PG&E Corp 369,624 7,474
Pinnacle West Capital Corp 19,638 1,724
PPL Corp 127,576 4,154
Public Service Enterprise Group Inc 86,146 7,702
Sempra 109,489 9,128
Southern Co/The 189,083 17,212
Vistra Corp 59,410 7,424
WEC Energy Group Inc 54,659 5,222
Xcel Energy Inc 96,408 6,441
$ 199,557
Electrical Components & Equipment - 0 .49%
AMETEK Inc 40,038 7,340
Eaton Corp PLC 68,843 22,827
Emerson Electric Co 99,036 10,723
Generac Holdings Inc
(d)
10,403 1,722
$ 42,612
Electronics - 0 .86%
Allegion plc 15,066 2,104
Amphenol Corp 208,254 13,957
Fortive Corp 60,584 4,327
Garmin Ltd 26,592 5,274
Honeywell International Inc 112,608 23,161
Hubbell Inc 9,283 3,964
Jabil Inc 19,618 2,415
Keysight Technologies Inc
(d)
30,183 4,498
Mettler-Toledo International Inc
(d)
3,670 4,741
TE Connectivity PLC 52,556 7,748
Trimble Inc
(d)
42,231 2,555
$ 74,744
Energy - Alternate Sources - 0 .06%
Enphase Energy Inc
(d)
23,419 1,945
First Solar Inc
(d)
18,512 3,600
$ 5,545
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 21,653 3,044
Entertainment - 0 .05%
Caesars Entertainment Inc
(d)
37,411 1,498
Live Nation Entertainment Inc
(d)
27,082 3,173
$ 4,671
Environmental Control - 0 .32%
Pentair PLC 28,620 2,837
Republic Services Inc 35,303 6,990
Veralto Corp 42,730 4,367
Waste Management Inc 63,153 13,631
$ 27,825
Food - 0 .74%
Campbell Soup Co 34,075 1,590
Conagra Brands Inc 82,841 2,397
General Mills Inc 96,255 6,547
Hershey Co/The 25,537 4,535
Hormel Foods Corp 50,254 1,535
J M Smucker Co/The 18,406 2,089
Kellanova 46,391 3,742
Kraft Heinz Co/The 152,629 5,107
Kroger Co/The 114,833 6,404
Lamb Weston Holdings Inc 24,845 1,930
McCormick & Co Inc/MD 43,581 3,410
Mondelez International Inc 230,996 15,819
Sysco Corp 85,039 6,374
Tyson Foods Inc 49,427 2,896
$ 64,375

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .04%
International Paper Co 60,070 $ 3,336
Gas - 0 .07%
Atmos Energy Corp 26,843 3,725
NiSource Inc 77,560 2,727
$ 6,452
Hand & Machine Tools - 0 .06%
Snap-on Inc 9,111 3,008
Stanley Black & Decker Inc 26,624 2,474
$ 5,482
Healthcare - Products - 3 .01%
Abbott Laboratories 300,875 34,110
Agilent Technologies Inc 50,453 6,575
Align Technology Inc
(d)
12,142 2,489
Baxter International Inc 88,223 3,150
Bio-Techne Corp 27,250 2,010
Boston Scientific Corp
(d)
254,657 21,396
Cooper Cos Inc/The
(d)
34,434 3,605
Danaher Corp 111,153 27,306
Edwards Lifesciences Corp
(d)
104,172 6,981
GE HealthCare Technologies Inc 78,964 6,898
Hologic Inc
(d)
40,167 3,248
IDEXX Laboratories Inc
(d)
14,233 5,792
Insulet Corp
(d)
12,125 2,807
Intuitive Surgical Inc
(d)
61,339 30,905
Medtronic PLC 221,796 19,795
ResMed Inc 25,409 6,161
Revvity Inc 21,329 2,529
Solventum Corp
(d)
23,894 1,734
STERIS PLC 17,054 3,783
Stryker Corp 59,288 21,123
Teleflex Inc 8,148 1,638
Thermo Fisher Scientific Inc 66,058 36,089
Waters Corp
(d)
10,266 3,317
West Pharmaceutical Services Inc 12,545 3,863
Zimmer Biomet Holdings Inc 35,218 3,766
$ 261,070
Healthcare - Services - 1 .92%
Catalent Inc
(d)
31,297 1,834
Centene Corp
(d)
90,966 5,664
Charles River Laboratories International Inc
(d)
8,929 1,595
Cigna Group/The 48,342 15,219
DaVita Inc
(d)
7,980 1,116
Elevance Health Inc 40,100 16,271
HCA Healthcare Inc 32,133 11,527
Humana Inc 20,821 5,368
IQVIA Holdings Inc
(d)
29,949 6,164
Labcorp Holdings Inc 14,520 3,314
Molina Healthcare Inc
(d)
10,134 3,255
Quest Diagnostics Inc 19,250 2,980
UnitedHealth Group Inc 159,684 90,142
Universal Health Services Inc 10,283 2,101
$ 166,550
Home Builders - 0 .29%
DR Horton Inc 50,744 8,576
Lennar Corp - A Shares 41,798 7,118
NVR Inc
(d)
533 4,879
PulteGroup Inc 35,887 4,648
$ 25,221
Insurance - 3 .72%
Aflac Inc 87,159 9,133
Allstate Corp/The 45,659 8,516
American International Group Inc 111,356 8,450
Aon PLC 37,567 13,782
Arch Capital Group Ltd
(d)
64,767 6,384
Arthur J Gallagher & Co 37,888 10,654
Assurant Inc 8,956 1,717
Berkshire Hathaway Inc - Class B
(d)
316,764 142,835
Brown & Brown Inc 40,943 4,284
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Chubb Ltd 64,962 $ 18,348
Cincinnati Financial Corp 27,019 3,805
Erie Indemnity Co 4,312 1,936
Everest Group Ltd 7,484 2,661
Globe Life Inc 15,531 1,640
Hartford Financial Services Group Inc/The 50,671 5,596
Loews Corp 31,508 2,488
Marsh & McLennan Cos Inc 85,039 18,559
MetLife Inc 101,729 7,978
Principal Financial Group Inc 36,844 3,036
Progressive Corp/The 101,278 24,593
Prudential Financial Inc 61,736 7,562
Travelers Cos Inc/The 39,416 9,694
W R Berkley Corp 51,989 2,972
Willis Towers Watson PLC 17,562 5,307
$ 321,930
Internet - 11 .52%
Airbnb Inc
(d)
76,088 10,256
Alphabet Inc - A Shares 1,013,177 173,365
Alphabet Inc - C Shares 830,583 143,433
Amazon.com Inc
(d)
1,615,313 301,094
Booking Holdings Inc 5,797 27,108
CDW Corp/DE 23,099 4,348
eBay Inc 84,562 4,863
Expedia Group Inc
(d)
21,557 3,370
F5 Inc
(d)
10,079 2,357
Gen Digital Inc 93,669 2,727
GoDaddy Inc
(d)
24,379 4,066
Match Group Inc
(d)
44,598 1,607
Meta Platforms Inc 377,798 214,431
Netflix Inc
(d)
74,215 56,109
Palo Alto Networks Inc
(d)
55,994 20,176
Uber Technologies Inc
(d)
363,308 26,176
VeriSign Inc
(d)
14,515 2,567
$ 998,053
Iron & Steel - 0 .11%
Nucor Corp 41,043 5,822
Steel Dynamics Inc 24,816 3,238
$ 9,060
Leisure Products & Services - 0 .16%
Carnival Corp
(d)
174,692 3,843
Norwegian Cruise Line Holdings Ltd
(d)
76,033 1,927
Royal Caribbean Cruises Ltd 40,954 8,451
$ 14,221
Lodging - 0 .31%
Hilton Worldwide Holdings Inc 42,614 10,008
Las Vegas Sands Corp 61,127 3,169
Marriott International Inc/MD 40,407 10,507
MGM Resorts International
(d)
39,923 1,472
Wynn Resorts Ltd 16,171 1,553
$ 26,709
Machinery - Construction & Mining - 0 .53%
Caterpillar Inc 83,853 31,546
GE Vernova Inc
(d)
47,521 14,335
$ 45,881
Machinery - Diversified - 0 .66%
Deere & Co 44,318 17,935
Dover Corp 23,771 4,501
IDEX Corp 13,092 2,810
Ingersoll Rand Inc 69,774 6,698
Nordson Corp 9,409 2,333
Otis Worldwide Corp 69,267 6,802
Rockwell Automation Inc 19,622 5,233
Westinghouse Air Brake Technologies Corp 30,294 5,695
Xylem Inc/NY 42,003 5,115
$ 57,122

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .89%
Charter Communications Inc
(d)
16,786 $ 5,499
Comcast Corp - Class A 668,025 29,173
FactSet Research Systems Inc 6,579 2,987
Fox Corp - A Shares 38,848 1,631
Fox Corp - B Shares 22,814 889
News Corp - A Shares 65,423 1,783
News Corp - B Shares
(e)
19,412 564
Paramount Global - Class B 102,840 1,125
Walt Disney Co/The 313,619 30,170
Warner Bros Discovery Inc
(d)
385,841 3,137
$ 76,958
Mining - 0 .23%
Freeport-McMoRan Inc 248,471 11,186
Newmont Corp 198,421 9,016
$ 20,202
Miscellaneous Manufacturers - 0 .60%
3M Co 94,998 12,204
A O Smith Corp 20,744 1,558
Axon Enterprise Inc
(d)
12,414 5,257
Illinois Tool Works Inc 46,722 12,201
Parker-Hannifin Corp 22,229 14,095
Teledyne Technologies Inc
(d)
8,091 3,684
Textron Inc 32,401 2,606
$ 51,605
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(d)
8,920 3,407
Oil & Gas - 2 .60%
APA Corp 63,965 1,510
Chevron Corp 294,131 43,773
ConocoPhillips 200,812 21,997
Coterra Energy Inc 127,841 3,058
Devon Energy Corp 108,288 4,189
Diamondback Energy Inc 32,399 5,727
EOG Resources Inc 98,327 11,992
EQT Corp 102,724 3,753
Exxon Mobil Corp 768,283 89,720
Hess Corp 47,795 6,427
Marathon Oil Corp 96,733 2,679
Marathon Petroleum Corp 57,877 8,419
Occidental Petroleum Corp 116,435 5,835
Phillips 66 72,383 8,818
Valero Energy Corp 55,403 7,189
$ 225,086
Oil & Gas Services - 0 .24%
Baker Hughes Co 171,790 6,542
Halliburton Co 152,666 4,235
Schlumberger NV 245,557 9,839
$ 20,616
Packaging & Containers - 0 .16%
Amcor PLC 249,939 2,782
Ball Corp 52,494 3,110
Packaging Corp of America 15,420 3,530
Smurfit WestRock PLC 85,321 4,394
$ 13,816
Pharmaceuticals - 4 .66%
AbbVie Inc 305,449 62,272
Becton Dickinson & Co 49,983 11,676
Bristol-Myers Squibb Co 350,591 19,552
Cardinal Health Inc 42,168 4,576
Cencora Inc 30,165 6,880
CVS Health Corp 217,539 12,282
Dexcom Inc
(d)
69,295 4,884
Eli Lilly & Co 136,415 113,189
Henry Schein Inc
(d)
21,912 1,539
Johnson & Johnson 416,277 66,546
McKesson Corp 22,425 11,226
Merck & Co Inc 438,337 44,851
Pfizer Inc 979,922 27,732
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Viatris Inc 206,392 $ 2,394
Zoetis Inc 78,345 14,006
$ 403,605
Pipelines - 0 .41%
Kinder Morgan Inc 333,910 8,184
ONEOK Inc 101,003 9,785
Targa Resources Corp 37,885 6,325
Williams Cos Inc/The 210,786 11,039
$ 35,333
Private Equity - 0 .43%
Blackstone Inc 124,520 20,888
KKR & Co Inc 116,625 16,123
$ 37,011
Real Estate - 0 .14%
CBRE Group Inc
(d)
52,088 6,822
CoStar Group Inc
(d)
70,869 5,159
$ 11,981
REITs - 2 .06%
Alexandria Real Estate Equities Inc 26,922 3,003
American Tower Corp 80,771 17,248
AvalonBay Communities Inc 24,560 5,443
BXP Inc 25,126 2,024
Camden Property Trust 18,441 2,135
Crown Castle Inc 75,149 8,078
Digital Realty Trust Inc 53,222 9,486
Equinix Inc 16,419 14,910
Equity Residential 59,000 4,152
Essex Property Trust Inc 11,104 3,152
Extra Space Storage Inc 36,649 5,985
Federal Realty Investment Trust 13,008 1,442
Healthpeak Properties Inc 121,704 2,732
Host Hotels & Resorts Inc 121,472 2,094
Invitation Homes Inc 98,519 3,094
Iron Mountain Inc 50,726 6,276
Kimco Realty Corp 116,571 2,765
Mid-America Apartment Communities Inc 20,212 3,059
Prologis Inc 160,115 18,083
Public Storage 27,239 8,963
Realty Income Corp 150,598 8,941
Regency Centers Corp 28,248 2,018
SBA Communications Corp 18,585 4,265
Simon Property Group Inc 52,998 8,963
UDR Inc 51,903 2,190
Ventas Inc 71,444 4,679
VICI Properties Inc 181,084 5,751
Welltower Inc 100,072 13,498
Weyerhaeuser Co 125,773 3,919
$ 178,348
Retail - 4 .54%
AutoZone Inc
(d)
2,954 8,889
Best Buy Co Inc 33,944 3,070
CarMax Inc
(d)
26,991 1,954
Chipotle Mexican Grill Inc
(d)
236,820 13,207
Costco Wholesale Corp 76,665 67,019
Darden Restaurants Inc 20,486 3,278
Dollar General Corp 38,026 3,044
Dollar Tree Inc
(d)
34,940 2,258
Domino's Pizza Inc 6,048 2,502
Genuine Parts Co 24,092 2,763
Home Depot Inc/The 171,477 67,519
Lowe's Cos Inc 98,541 25,801
Lululemon Athletica Inc
(d)
19,887 5,924
McDonald's Corp 124,049 36,236
O'Reilly Automotive Inc
(d)
10,031 11,567
Ross Stores Inc 57,685 8,060
Starbucks Corp 195,961 19,145
Target Corp 80,003 12,004
TJX Cos Inc/The 195,433 22,090
Tractor Supply Co 18,654 4,953

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ulta Beauty Inc
(d)
8,252 $ 3,045
Walgreens Boots Alliance Inc 123,905 1,172
Walmart Inc 751,107 61,553
Yum! Brands Inc 48,622 6,377
$ 393,430
Semiconductors - 11 .00%
Advanced Micro Devices Inc
(d)
279,880 40,322
Analog Devices Inc 85,809 19,145
Applied Materials Inc 143,179 25,998
Broadcom Inc 804,951 136,656
Intel Corp 737,878 15,879
KLA Corp 23,246 15,487
Lam Research Corp 225,460 16,763
Microchip Technology Inc 92,777 6,807
Micron Technology Inc 191,749 19,108
Monolithic Power Systems Inc 8,431 6,402
NVIDIA Corp 4,253,990 564,760
NXP Semiconductors NV 44,051 10,330
ON Semiconductor Corp
(d)
74,075 5,222
Qorvo Inc
(d)
16,405 1,169
QUALCOMM Inc 192,641 31,356
Skyworks Solutions Inc 27,620 2,419
Teradyne Inc 28,216 2,997
Texas Instruments Inc 157,891 32,077
$ 952,897
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 6,782 1,254
Software - 10 .01%
Adobe Inc
(d)
76,676 36,657
Akamai Technologies Inc
(d)
26,203 2,649
ANSYS Inc
(d)
15,111 4,842
Autodesk Inc
(d)
37,255 10,573
Broadridge Financial Solutions Inc 20,182 4,255
Cadence Design Systems Inc
(d)
47,352 13,075
Dayforce Inc
(d)
27,340 1,940
Electronic Arts Inc 41,576 6,272
Fair Isaac Corp
(d)
4,241 8,453
Fidelity National Information Services Inc 94,344 8,465
Fiserv Inc
(d)
99,559 19,703
Intuit Inc 48,342 29,503
Jack Henry & Associates Inc 12,607 2,294
Microsoft Corp 1,285,369 522,310
MSCI Inc 13,601 7,769
Oracle Corp 276,407 46,392
Palantir Technologies Inc
(d)
348,235 14,473
Paychex Inc 55,426 7,722
Paycom Software Inc 8,414 1,759
PTC Inc
(d)
20,775 3,850
Roper Technologies Inc 18,538 9,968
Salesforce Inc 167,566 48,824
ServiceNow Inc
(d)
35,624 33,237
Synopsys Inc
(d)
26,496 13,609
Take-Two Interactive Software Inc
(d)
28,188 4,558
Tyler Technologies Inc
(d)
7,380 4,469
$ 867,621
Telecommunications - 1 .78%
Arista Networks Inc
(d)
44,546 17,214
AT&T Inc 1,239,926 27,948
Cisco Systems Inc 696,689 38,158
Corning Inc 133,177 6,338
Juniper Networks Inc 56,920 2,214
Motorola Solutions Inc 28,852 12,965
T-Mobile US Inc 84,743 18,911
Verizon Communications Inc 727,938 30,668
$ 154,416
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 22,661 1,487
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .01%
CH Robinson Worldwide Inc 20,282 $ 2,090
CSX Corp 335,260 11,278
Expeditors International of Washington Inc 24,405 2,904
FedEx Corp 38,972 10,672
JB Hunt Transport Services Inc 13,933 2,517
Norfolk Southern Corp 39,099 9,792
Old Dominion Freight Line Inc 32,609 6,565
Union Pacific Corp 105,348 24,448
United Parcel Service Inc 126,671 16,981
$ 87,247
Water - 0 .05%
American Water Works Co Inc 33,697 4,654
TOTAL COMMON STOCKS $ 8,340,905
Total Investments $ 8,648,664
Other Assets and Liabilities -  0.20% 17,315
TOTAL NET ASSETS - 100.00% $ 8,665,979
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5 or 0.00% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 140,635 $ 974,920 $ 834,821 $ 280,734
$ 140,635 $ 974,920 $ 834,821 $ 280,734
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 8,914 $ — $ — $ —
$ 8,914 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2024 Long 1,025 $ 294,098 $ 980
Total $ 980
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 5 .12 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .68%
Invesco Exchange-Traded Fund Trust - Invesco S&P
500 Pure Value ETF
1,146,183 $ 101,609
Money Market Funds - 2 .44%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
1,885,798 1,886
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
90,343,605 90,344
$ 92,230
TOTAL INVESTMENT COMPANIES $ 193,839
COMMON STOCKS - 94 .67 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 10,468 $ 308
Omnicom Group Inc 5,385 544
$ 852
Aerospace & Defense - 1 .23%
Boeing Co/The
(d)
15,946 2,381
Curtiss-Wright Corp 1,057 365
General Dynamics Corp 92,115 26,861
General Electric Co 23,702 4,072
Hexcel Corp 2,256 132
Howmet Aerospace Inc 10,574 1,054
L3Harris Technologies Inc 5,236 1,296
Loar Holdings Inc
(d)
123 11
Lockheed Martin Corp 4,011 2,190
Northrop Grumman Corp 3,810 1,939
RTX Corp 36,893 4,464
Spirit AeroSystems Holdings Inc
(d)
3,118 101
TransDigm Group Inc 1,204 1,568
$ 46,434
Agriculture - 1 .69%
Altria Group Inc 47,763 2,601
Archer-Daniels-Midland Co 13,212 729
Bunge Global SA 3,917 329
Darling Ingredients Inc
(d)
4,504 176
Philip Morris International Inc 453,132 60,131
$ 63,966
Airlines - 0 .07%
Alaska Air Group Inc
(d)
3,480 167
American Airlines Group Inc
(d)
16,322 219
Delta Air Lines Inc 17,900 1,024
Southwest Airlines Co 16,601 507
United Airlines Holdings Inc
(d)
9,099 712
$ 2,629
Apparel - 0 .07%
Birkenstock Holding Plc
(d)
1,170 54
Capri Holdings Ltd
(d)
3,285 65
Carter's Inc 1,045 57
Columbia Sportswear Co 1,023 82
Crocs Inc
(d)
1,388 150
NIKE Inc 12,774 985
PVH Corp 1,538 151
Ralph Lauren Corp 1,088 215
Skechers USA Inc
(d)
3,311 204
Tapestry Inc 6,294 299
Under Armour Inc - Class A
(d)
5,478 47
Under Armour Inc - Class C
(d)
5,875 46
VF Corp 10,233 212
$ 2,567
Automobile Manufacturers - 0 .15%
Cummins Inc 3,770 1,240
Ford Motor Co 109,079 1,122
General Motors Co 31,003 1,574
Lucid Group Inc
(d)
27,317 60
PACCAR Inc 14,294 1,491
Rivian Automotive Inc
(d),(e)
22,849 231
$ 5,718
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .71%
Allison Transmission Holdings Inc 2,348 $ 251
Aptiv PLC
(d)
456,647 25,951
BorgWarner Inc 6,177 208
Gentex Corp 6,213 188
Lear Corp 1,609 154
QuantumScape Corp
(d)
9,829 51
$ 26,803
Banks - 8 .96%
Bank of America Corp 2,031,922 84,975
Bank of New York Mellon Corp/The 20,489 1,544
Bank of Nova Scotia/The 489,140 25,185
Bank OZK 2,947 129
BOK Financial Corp 624 66
Citigroup Inc 53,262 3,418
Citizens Financial Group Inc 12,511 527
Columbia Banking System Inc 5,782 165
Comerica Inc 3,557 227
Commerce Bancshares Inc/MO 3,196 200
Cullen/Frost Bankers Inc 1,573 200
East West Bancorp Inc 3,837 374
Fifth Third Bancorp 18,974 829
First Citizens BancShares Inc/NC 332 643
First Hawaiian Inc 3,696 91
First Horizon Corp 15,167 263
FNB Corp/PA 9,864 143
Goldman Sachs Group Inc/The 68,453 35,444
Huntington Bancshares Inc/OH 40,113 625
JPMorgan Chase & Co 286,095 63,490
KeyCorp 25,716 444
M&T Bank Corp 111,154 21,640
Morgan Stanley 30,358 3,529
Northern Trust Corp 5,512 554
Pinnacle Financial Partners Inc 2,031 214
PNC Financial Services Group Inc/The 11,038 2,078
Popular Inc 1,822 163
Prosperity Bancshares Inc 2,554 187
Regions Financial Corp 25,523 609
SouthState Corp 136,848 13,347
State Street Corp 8,379 777
Synovus Financial Corp 3,917 195
Truist Financial Corp 37,087 1,597
US Bancorp 385,176 18,608
Webster Financial Corp 4,582 237
Wells Fargo & Co 861,582 55,934
Western Alliance Bancorp 2,988 249
Wintrust Financial Corp 1,731 201
Zions Bancorp NA 3,880 202
$ 339,303
Beverages - 1 .74%
Boston Beer Co Inc/The
(d)
198 58
Brown-Forman Corp - A Shares 1,335 58
Brown-Forman Corp - B Shares 4,623 204
Coca-Cola Co/The 46,069 3,009
Coca-Cola Consolidated Inc 171 192
Constellation Brands Inc 4,428 1,029
Keurig Dr Pepper Inc 1,046,536 34,483
Molson Coors Beverage Co 4,870 265
Monster Beverage Corp
(d)
4,062 214
PepsiCo Inc 159,676 26,519
$ 66,031
Biotechnology - 0 .34%
Alnylam Pharmaceuticals Inc
(d)
393 105
Amgen Inc 3,270 1,047
Biogen Inc
(d)
4,050 705
BioMarin Pharmaceutical Inc
(d)
5,249 346
Bio-Rad Laboratories Inc
(d)
553 198
Certara Inc
(d)
3,299 34
Corteva Inc 19,437 1,184
Exelixis Inc
(d)
1,305 43

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc 34,686 $ 3,081
GRAIL Inc
(d),(e)
529 7
Illumina Inc
(d)
4,429 638
Incyte Corp
(d)
4,132 306
Ionis Pharmaceuticals Inc
(d)
280 11
Moderna Inc
(d)
8,984 488
Regeneron Pharmaceuticals Inc
(d)
2,655 2,225
Roivant Sciences Ltd
(d)
12,440 144
Royalty Pharma PLC 10,874 293
United Therapeutics Corp
(d)
1,192 446
Vertex Pharmaceuticals Inc
(d)
3,569 1,699
$ 13,000
Building Materials - 2 .94%
Armstrong World Industries Inc 799 112
AZEK Co Inc/The
(d)
1,175 52
Boise Cascade Co 181,702 24,172
Builders FirstSource Inc
(d)
3,036 520
Carrier Global Corp 23,312 1,695
CRH PLC 458,434 43,749
Eagle Materials Inc 228 65
Fortune Brands Innovations Inc 3,471 289
Hayward Holdings Inc
(d)
3,858 63
Johnson Controls International plc 473,239 35,753
Louisiana-Pacific Corp 535 53
Martin Marietta Materials Inc 1,604 950
Masco Corp 6,118 489
MDU Resources Group Inc 5,937 171
Mohawk Industries Inc
(d)
1,421 191
Owens Corning 2,402 425
Simpson Manufacturing Co Inc 1,025 184
Trane Technologies PLC 4,121 1,525
Vulcan Materials Co 2,705 741
$ 111,199
Chemicals - 2 .81%
Air Products and Chemicals Inc 195,948 60,848
Albemarle Corp 3,265 309
Ashland Inc 1,385 117
Axalta Coating Systems Ltd
(d)
844,910 32,039
Celanese Corp 2,234 281
CF Industries Holdings Inc 5,037 414
Chemours Co/The 4,244 77
Dow Inc 19,557 966
DuPont de Nemours Inc 11,624 965
Eastman Chemical Co 3,256 342
Ecolab Inc 881 217
Element Solutions Inc 6,355 172
FMC Corp 3,338 217
Huntsman Corp 4,531 100
International Flavors & Fragrances Inc 7,109 707
Linde PLC 13,317 6,075
LyondellBasell Industries NV 7,238 629
Mosaic Co/The 8,891 238
NewMarket Corp 193 101
Olin Corp 3,253 133
PPG Industries Inc 6,497 809
RPM International Inc 2,741 348
Sherwin-Williams Co/The 555 199
Westlake Corp 930 123
$ 106,426
Commercial Services - 0 .83%
ADT Inc 8,921 64
Affirm Holdings Inc
(d)
6,434 282
API Group Corp
(d)
6,318 216
Aramark 440,033 16,646
Automatic Data Processing Inc 789 228
Avis Budget Group Inc 287 24
Block Inc
(d)
8,925 645
Bright Horizons Family Solutions Inc
(d)
1,396 186
Cintas Corp 490 101
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Clarivate PLC
(d)
12,554 $ 83
Dun & Bradstreet Holdings Inc 9,299 111
Equifax Inc 2,705 717
Euronet Worldwide Inc
(d)
1,198 118
FTI Consulting Inc
(d)
938 183
Global Payments Inc 7,077 734
Grand Canyon Education Inc
(d)
609 84
GXO Logistics Inc
(d)
3,149 188
H&R Block Inc 2,995 179
ManpowerGroup Inc 1,307 82
MarketAxess Holdings Inc 1,053 305
PayPal Holdings Inc
(d)
28,365 2,249
Quanta Services Inc 2,777 838
R1 RCM Inc
(d)
4,442 63
RB Global Inc 5,091 431
Robert Half Inc 2,741 187
S&P Global Inc 8,667 4,163
Service Corp International/US 3,965 324
TransUnion 5,090 516
U-Haul Holding Co
(d)
138 10
U-Haul Holding Co 1,577 108
United Rentals Inc 1,396 1,135
Vestis Corp 4,084 55
WEX Inc
(d)
1,011 174
WillScot Holdings Corp
(d)
3,616 120
$ 31,549
Computers - 3 .64%
Accenture PLC - Class A 93,250 32,154
Amdocs Ltd 3,186 280
Amentum Holdings Inc
(d)
3,676 109
Apple Inc 113,308 25,597
CACI International Inc
(d)
52,861 29,209
Cognizant Technology Solutions Corp 276,935 20,657
Crane NXT Co 1,398 76
Dell Technologies Inc 6,329 782
DXC Technology Co
(d)
4,960 99
EPAM Systems Inc
(d)
1,452 274
Fortinet Inc
(d)
3,114 245
Genpact Ltd 4,714 180
Globant SA
(d)
286 60
Hewlett Packard Enterprise Co 36,047 703
HP Inc 559,695 19,881
International Business Machines Corp 25,447 5,260
KBR Inc 3,261 219
Kyndryl Holdings Inc
(d)
6,305 144
Leidos Holdings Inc 3,752 687
Lumentum Holdings Inc
(d)
1,942 124
NetApp Inc 3,166 365
Parsons Corp
(d)
1,269 137
Pure Storage Inc
(d)
1,019 51
Science Applications International Corp 1,368 197
Western Digital Corp
(d)
9,069 592
$ 138,082
Consumer Products - 0 .56%
Avery Dennison Corp 1,393 288
Church & Dwight Co Inc 202,765 20,259
Kimberly-Clark Corp 5,508 739
Reynolds Consumer Products Inc 1,579 43
Spectrum Brands Holdings Inc 753 67
$ 21,396
Cosmetics & Personal Care - 0 .29%
Colgate-Palmolive Co 10,168 953
Coty Inc
(d)
10,577 79
Estee Lauder Cos Inc/The 4,098 282
Kenvue Inc 53,198 1,220
Perrigo Co PLC 3,758 96
Procter & Gamble Co/The 50,875 8,404
$ 11,034

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .04%
Copart Inc
(d)
1,824 $ 94
Core & Main Inc
(d)
1,749 77
Fastenal Co 2,410 188
LKQ Corp 7,398 272
SiteOne Landscape Supply Inc
(d)
824 115
Watsco Inc
(e)
940 445
WESCO International Inc 1,167 224
WW Grainger Inc 160 178
$ 1,593
Diversified Financial Services - 2 .43%
Affiliated Managers Group Inc 870 169
Air Lease Corp 2,892 128
Ally Financial Inc 6,592 231
American Express Co 118,519 32,010
Ameriprise Financial Inc 245 125
Apollo Global Management Inc 3,657 524
Blackrock Inc 4,095 4,017
Capital One Financial Corp 10,525 1,713
Cboe Global Markets Inc 2,938 627
Charles Schwab Corp/The 37,296 2,642
CME Group Inc 9,959 2,244
Coinbase Global Inc
(d)
893 160
Credit Acceptance Corp
(d)
37 16
Discover Financial Services 6,952 1,032
Evercore Inc - Class A 1,004 265
Franklin Resources Inc 8,093 168
Houlihan Lokey Inc 1,320 228
Interactive Brokers Group Inc - A Shares 2,893 441
Intercontinental Exchange Inc 15,795 2,462
Invesco Ltd 10,377 180
Janus Henderson Group PLC 3,584 148
Jefferies Financial Group Inc 3,470 222
Lazard Inc 193 10
Nasdaq Inc 11,402 843
OneMain Holdings Inc 3,130 155
Raymond James Financial Inc 5,260 780
Rocket Cos Inc
(d)
3,796 61
SEI Investments Co 2,711 203
SLM Corp 5,988 132
SoFi Technologies Inc
(d)
23,335 261
Stifel Financial Corp 2,765 287
Synchrony Financial 10,931 603
T Rowe Price Group Inc 6,099 670
TPG Inc 1,752 119
Tradeweb Markets Inc 1,881 239
UWM Holdings Corp 1,732 11
Virtu Financial Inc 2,559 79
Visa Inc 128,424 37,224
Voya Financial Inc 2,718 218
Western Union Co/The 8,565 92
XP Inc 10,413 182
$ 91,921
Electric - 6 .91%
AES Corp/The 19,699 325
Alliant Energy Corp 7,121 427
Ameren Corp 7,397 644
American Electric Power Co Inc 14,659 1,448
Avangrid Inc 2,066 74
Brookfield Renewable Corp 3,747 115
CenterPoint Energy Inc 17,599 520
Clearway Energy Inc - Class A 1,006 27
Clearway Energy Inc - Class C 2,381 68
CMS Energy Corp 8,272 576
Consolidated Edison Inc 9,626 979
Constellation Energy Corp 7,332 1,928
Dominion Energy Inc 23,287 1,386
DTE Energy Co 211,366 26,256
Duke Energy Corp 21,444 2,472
Edison International 10,572 871
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 430,063 $ 66,565
Evergy Inc 6,191 374
Eversource Energy 9,763 643
Exelon Corp 27,799 1,092
FirstEnergy Corp 15,998 669
IDACORP Inc 1,402 145
NextEra Energy Inc 362,682 28,742
NRG Energy Inc 3,384 306
OGE Energy Corp 5,369 215
PG&E Corp 59,385 1,201
Pinnacle West Capital Corp 341,795 30,012
PPL Corp 20,519 668
Public Service Enterprise Group Inc 13,858 1,239
Sempra 17,604 1,468
Southern Co/The 312,729 28,467
WEC Energy Group Inc 281,287 26,871
Xcel Energy Inc 520,885 34,801
$ 261,594
Electrical Components & Equipment - 0 .54%
Acuity Brands Inc 820 246
AMETEK Inc 6,419 1,177
Eaton Corp PLC 11,060 3,667
Emerson Electric Co 15,883 1,720
Generac Holdings Inc
(d)
833 138
Littelfuse Inc 54,166 13,251
Universal Display Corp 642 116
$ 20,315
Electronics - 1 .64%
Allegion plc 2,433 340
Amphenol Corp 13,693 918
Arrow Electronics Inc
(d)
1,441 171
Avnet Inc 2,490 135
Coherent Corp
(d)
3,677 340
Fortive Corp 9,781 699
Garmin Ltd 4,307 854
Honeywell International Inc 140,767 28,953
Hubbell Inc 62,103 26,519
Jabil Inc 2,795 344
Keysight Technologies Inc
(d)
4,846 722
Mettler-Toledo International Inc
(d)
585 756
nVent Electric PLC 4,595 343
Sensata Technologies Holding PLC 4,144 142
TD SYNNEX Corp 2,070 239
Trimble Inc
(d)
6,771 409
Vontier Corp 4,282 159
Woodward Inc 1,658 272
$ 62,315
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
2,969 577
Engineering & Construction - 1 .18%
AECOM 142,850 15,256
EMCOR Group Inc 779 348
Jacobs Solutions Inc 203,070 28,548
MasTec Inc
(d)
1,678 206
TopBuild Corp
(d)
836 295
$ 44,653
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
5,773 231
Liberty Media Corp-Liberty Live - A Shares
(d)
568 32
Liberty Media Corp-Liberty Live - C Shares
(d)
1,358 79
Madison Square Garden Sports Corp
(d)
475 106
Marriott Vacations Worldwide Corp 1,070 82
Penn Entertainment Inc
(d)
4,347 86
TKO Group Holdings Inc
(d)
1,822 213
Vail Resorts Inc 167 28
$ 857

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0 .78%
Clean Harbors Inc
(d)
1,393 $ 322
Pentair PLC 4,591 455
Republic Services Inc 5,710 1,131
Stericycle Inc
(d)
2,622 161
Tetra Tech Inc 5,925 290
Veralto Corp 3,778 386
Waste Management Inc 124,141 26,796
$ 29,541
Food - 0 .91%
Albertsons Cos Inc 11,563 209
Campbell Soup Co 5,339 249
Conagra Brands Inc 13,241 383
Flowers Foods Inc 5,197 116
General Mills Inc 15,476 1,053
Grocery Outlet Holding Corp
(d)
2,758 39
Hershey Co/The 136,022 24,155
Hormel Foods Corp 8,058 246
Ingredion Inc 1,754 233
J M Smucker Co/The 2,874 326
Kellanova 7,289 588
Kraft Heinz Co/The 24,693 826
Kroger Co/The 18,436 1,028
Lamb Weston Holdings Inc 2,618 203
McCormick & Co Inc/MD 7,003 548
Mondelez International Inc 37,216 2,549
Performance Food Group Co
(d)
3,642 296
Pilgrim's Pride Corp
(d)
1,193 58
Post Holdings Inc
(d)
1,408 154
Seaboard Corp 8 22
Sysco Corp 5,250 393
Tyson Foods Inc 7,820 458
US Foods Holding Corp
(d)
6,367 393
$ 34,525
Forest Products & Paper - 0 .01%
International Paper Co 9,628 535
Gas - 0 .03%
Atmos Energy Corp 4,183 580
National Fuel Gas Co 2,658 161
NiSource Inc 12,539 441
UGI Corp 5,819 139
$ 1,321
Hand & Machine Tools - 0 .48%
Lincoln Electric Holdings Inc 1,062 205
MSA Safety Inc 1,054 175
Regal Rexnord Corp 1,850 308
Snap-on Inc 1,417 468
Stanley Black & Decker Inc 184,164 17,116
$ 18,272
Healthcare - Products - 3 .94%
10X Genomics Inc
(d)
941 15
Abbott Laboratories 388,939 44,094
Agilent Technologies Inc 8,141 1,061
Align Technology Inc
(d)
826 169
Avantor Inc
(d)
1,209,977 27,067
Azenta Inc
(d)
1,685 69
Baxter International Inc 14,149 505
Bio-Techne Corp 4,316 318
Boston Scientific Corp
(d)
40,821 3,430
Bruker Corp 1,180 67
Cooper Cos Inc/The
(d)
5,428 568
Danaher Corp 111,853 27,478
DENTSPLY SIRONA Inc 5,604 130
Edwards Lifesciences Corp
(d)
13,439 900
Enovis Corp
(d)
1,523 63
Envista Holdings Corp
(d)
5,283 111
Exact Sciences Corp
(d)
3,040 209
GE HealthCare Technologies Inc 11,077 968
Globus Medical Inc
(d)
3,002 221
Hologic Inc
(d)
6,326 512
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Masimo Corp
(d)
563 $ 81
Medtronic PLC 325,968 29,093
QIAGEN NV
(d)
6,142 259
QuidelOrtho Corp
(d)
1,552 59
Repligen Corp
(d)
1,360 183
ResMed Inc 2,941 713
Revvity Inc 3,425 406
Solventum Corp
(d)
3,915 284
STERIS PLC 2,744 609
Stryker Corp 7,042 2,509
Teleflex Inc 1,317 265
Thermo Fisher Scientific Inc 10,579 5,779
Waters Corp
(d)
611 197
West Pharmaceutical Services Inc 814 251
Zimmer Biomet Holdings Inc 5,686 608
$ 149,251
Healthcare - Services - 3 .50%
Acadia Healthcare Co Inc
(d)
2,640 113
Amedisys Inc
(d)
931 88
Catalent Inc
(d)
5,034 295
Centene Corp
(d)
14,573 907
Charles River Laboratories International Inc
(d)
1,425 254
Chemed Corp 383 207
Cigna Group/The 7,012 2,207
Elevance Health Inc 72,403 29,378
Encompass Health Corp 2,723 271
Fortrea Holdings Inc
(d)
2,208 37
HCA Healthcare Inc 3,934 1,411
Humana Inc 3,327 858
IQVIA Holdings Inc
(d)
4,445 915
Labcorp Holdings Inc 2,342 535
Molina Healthcare Inc
(d)
569 183
Quest Diagnostics Inc 3,091 479
Sotera Health Co
(d)
4,399 69
Tenet Healthcare Corp
(d)
2,619 406
UnitedHealth Group Inc 165,945 93,676
Universal Health Services Inc 1,616 330
$ 132,619
Home Builders - 0 .12%
DR Horton Inc 8,246 1,394
Lennar Corp - A Shares 6,587 1,122
Lennar Corp - B Shares 312 50
NVR Inc
(d)
79 723
PulteGroup Inc 5,708 739
Thor Industries Inc 1,410 147
Toll Brothers Inc 2,817 412
$ 4,587
Home Furnishings - 0 .01%
Dolby Laboratories Inc 1,621 118
Leggett & Platt Inc 3,849 46
SharkNinja Inc 1,546 143
Whirlpool Corp 1,467 152
$ 459
Housewares - 0 .01%
Newell Brands Inc 12,759 112
Scotts Miracle-Gro Co/The
(e)
1,178 103
$ 215
Insurance - 4 .50%
Aflac Inc 15,466 1,621
Allstate Corp/The 6,163 1,150
American Financial Group Inc/OH 1,999 258
American International Group Inc 436,112 33,093
Aon PLC 5,429 1,992
Arch Capital Group Ltd
(d)
10,025 988
Arthur J Gallagher & Co 97,784 27,497
Assurant Inc 1,451 278
Assured Guaranty Ltd 1,541 129
Axis Capital Holdings Ltd 2,209 173
Berkshire Hathaway Inc - Class B
(d)
104,609 47,170

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brighthouse Financial Inc
(d)
1,898 $ 90
Brown & Brown Inc 3,722 389
Chubb Ltd 11,211 3,166
Cincinnati Financial Corp 4,257 599
CNA Financial Corp 603 29
Corebridge Financial Inc 6,865 218
Everest Group Ltd 998 355
Fidelity National Financial Inc 7,214 434
First American Financial Corp 2,843 182
Globe Life Inc 2,443 258
Hanover Insurance Group Inc/The 990 147
Hartford Financial Services Group Inc/The 8,100 895
Kemper Corp 1,749 109
Lincoln National Corp 4,717 164
Loews Corp 5,040 398
Markel Group Inc
(d)
271 418
Marsh & McLennan Cos Inc 11,792 2,573
MetLife Inc 16,310 1,279
MGIC Investment Corp 7,167 179
Old Republic International Corp 6,767 236
Primerica Inc 966 267
Progressive Corp/The 60,271 14,635
Prudential Financial Inc 9,994 1,224
Reinsurance Group of America Inc 1,832 387
RenaissanceRe Holdings Ltd 1,405 369
RLI Corp 1,108 173
Travelers Cos Inc/The 6,353 1,562
Unum Group 5,106 328
W R Berkley Corp 8,134 465
White Mountains Insurance Group Ltd 70 126
Willis Towers Watson PLC 80,654 24,373
$ 170,376
Internet - 1 .53%
Alphabet Inc - A Shares 309,524 52,962
Booking Holdings Inc 60 281
CDW Corp/DE 1,859 350
DoorDash Inc - Class A
(d)
1,203 189
eBay Inc 14,064 809
Etsy Inc
(d)
1,244 64
F5 Inc
(d)
1,630 381
Gen Digital Inc 15,063 439
IAC Inc
(d)
2,153 103
Lyft Inc
(d)
3,079 40
Maplebear Inc
(d)
4,618 204
Match Group Inc
(d)
7,112 256
Okta Inc
(d)
2,562 184
Robinhood Markets Inc
(d)
18,451 433
Roku Inc
(d)
2,881 185
TripAdvisor Inc
(d)
3,125 50
Trump Media & Technology Group Corp
(d),(e)
591 21
VeriSign Inc
(d)
2,174 384
Wayfair Inc
(d),(e)
2,601 111
Zillow Group Inc - A Shares
(d)
1,291 75
Zillow Group Inc - C Shares
(d),(e)
4,478 269
$ 57,790
Iron & Steel - 0 .06%
ATI Inc
(d)
3,308 174
Cleveland-Cliffs Inc
(d)
8,599 111
Nucor Corp 6,667 946
Reliance Inc 1,566 448
Steel Dynamics Inc 4,136 540
United States Steel Corp 6,194 241
$ 2,460
Leisure Products & Services - 1 .46%
Amer Sports Inc
(d)
1,693 30
Brunswick Corp/DE 1,872 149
Carnival Corp
(d)
2,455,286 54,016
Harley-Davidson Inc 3,356 107
Planet Fitness Inc
(d)
1,223 96
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Polaris Inc 1,556 $ 109
Royal Caribbean Cruises Ltd 4,307 889
YETI Holdings Inc
(d)
1,639 58
$ 55,454
Lodging - 1 .79%
Boyd Gaming Corp 1,904 132
Choice Hotels International Inc 119 17
Hilton Worldwide Holdings Inc 3,331 782
Hyatt Hotels Corp 1,069 156
Las Vegas Sands Corp 796,459 41,296
Marriott International Inc/MD 6,348 1,651
MGM Resorts International
(d)
6,463 238
Travel + Leisure Co 1,858 89
Wyndham Hotels & Resorts Inc 2,039 180
Wynn Resorts Ltd 242,920 23,325
$ 67,866
Machinery - Construction & Mining - 1 .24%
BWX Technologies Inc 1,944 237
Caterpillar Inc 11,626 4,374
GE Vernova Inc
(d)
7,545 2,276
Oshkosh Corp 1,747 178
Vertiv Holdings Co 366,377 40,041
$ 47,106
Machinery - Diversified - 0 .30%
AGCO Corp 1,772 177
CNH Industrial NV 24,263 272
Cognex Corp 4,621 186
Crane Co 1,308 206
Deere & Co 6,981 2,825
Dover Corp 3,816 722
Esab Corp 1,611 198
Flowserve Corp 3,523 185
Gates Industrial Corp PLC
(d)
5,683 110
Graco Inc 4,650 379
IDEX Corp 2,110 453
Ingersoll Rand Inc 11,216 1,077
Middleby Corp/The
(d)
1,476 191
Nordson Corp 1,584 393
Otis Worldwide Corp 11,228 1,103
Rockwell Automation Inc 2,867 765
Toro Co/The 2,904 234
Westinghouse Air Brake Technologies Corp 4,868 915
Xylem Inc/NY 6,718 818
$ 11,209
Media - 1 .51%
Charter Communications Inc
(d)
2,583 846
Comcast Corp - Class A 1,106,646 48,327
FactSet Research Systems Inc 702 319
Fox Corp - A Shares 6,352 267
Fox Corp - B Shares 3,667 143
Liberty Broadband Corp - A Shares
(d)
380 30
Liberty Broadband Corp - C Shares
(d)
2,361 191
Liberty Global Ltd - A Shares
(d)
4,599 91
Liberty Global Ltd - C Shares
(d)
4,689 97
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
411 31
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,696 295
New York Times Co/The 4,470 250
News Corp - A Shares 10,573 288
News Corp - B Shares 3,494 101
Nexstar Media Group Inc 584 103
Paramount Global - Class A
(e)
266 6
Paramount Global - Class B 16,794 184
Sirius XM Holdings Inc 7,108 189
Walt Disney Co/The 50,959 4,902
Warner Bros Discovery Inc
(d)
67,307 547
$ 57,207

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc 1,243 $ 186
RBC Bearings Inc
(d)
758 213
Timken Co/The 1,792 149
Valmont Industries Inc 571 178
$ 726
Mining - 0 .10%
Alcoa Corp 6,940 278
Freeport-McMoRan Inc 39,768 1,790
MP Materials Corp
(d),(e)
3,592 65
Newmont Corp 32,075 1,457
Royal Gold Inc 1,832 268
$ 3,858
Miscellaneous Manufacturers - 0 .20%
3M Co 12,507 1,607
A O Smith Corp 3,311 249
Carlisle Cos Inc 1,085 458
Donaldson Co Inc 3,338 244
Illinois Tool Works Inc 5,146 1,344
ITT Inc 2,297 322
Parker-Hannifin Corp 3,531 2,239
Teledyne Technologies Inc
(d)
1,265 576
Textron Inc 5,165 415
$ 7,454
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
1,096 419
Oil & Gas - 5 .73%
Antero Resources Corp
(d)
8,062 209
APA Corp 10,053 237
Chevron Corp 216,542 32,226
Chord Energy Corp 1,720 215
Civitas Resources Inc 2,009 98
ConocoPhillips 32,566 3,567
Coterra Energy Inc 20,611 493
Devon Energy Corp 17,486 676
Diamondback Energy Inc 5,219 923
EOG Resources Inc 116,703 14,233
EQT Corp 15,330 560
Expand Energy Corp 6,262 531
Exxon Mobil Corp 698,362 81,555
Hess Corp 205,102 27,582
HF Sinclair Corp 4,349 168
Marathon Oil Corp 15,493 429
Marathon Petroleum Corp 9,795 1,425
Matador Resources Co 3,012 157
Occidental Petroleum Corp 18,476 926
Ovintiv Inc 7,455 292
Permian Resources Corp 1,227,864 16,736
Phillips 66 182,543 22,237
Range Resources Corp 6,367 191
Valero Energy Corp 88,600 11,497
Viper Energy Inc 1,988 103
$ 217,266
Oil & Gas Services - 0 .76%
Baker Hughes Co 27,732 1,056
Halliburton Co 922,011 25,577
NOV Inc 11,180 173
Schlumberger NV 39,703 1,591
TechnipFMC PLC 11,917 318
$ 28,715
Packaging & Containers - 0 .10%
Amcor PLC 39,964 445
AptarGroup Inc 1,840 309
Ardagh Group SA
(d),(f)
412 —
Ball Corp 8,497 503
Berry Global Group Inc 3,107 219
Crown Holdings Inc 3,236 303
Graphic Packaging Holding Co 8,451 239
Packaging Corp of America 2,470 565
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Sealed Air Corp 3,816 $ 138
Silgan Holdings Inc 2,427 126
Smurfit WestRock PLC 14,321 737
Sonoco Products Co 2,716 143
$ 3,727
Pharmaceuticals - 3 .96%
AbbVie Inc 27,917 5,691
Becton Dickinson & Co 116,726 27,266
BellRing Brands Inc
(d)
3,493 230
Bristol-Myers Squibb Co 56,368 3,144
Cardinal Health Inc 2,753 299
CVS Health Corp 35,055 1,979
Elanco Animal Health Inc
(d)
13,976 177
Henry Schein Inc
(d)
3,555 250
Jazz Pharmaceuticals PLC
(d)
1,731 190
Johnson & Johnson 228,187 36,478
McKesson Corp 2,031 1,017
Merck & Co Inc 312,564 31,982
Organon & Co 7,684 144
Pfizer Inc 157,271 4,451
Premier Inc 2,889 58
Sanofi SA ADR 681,051 36,014
Viatris Inc 32,974 382
Zoetis Inc 2,229 398
$ 150,150
Pipelines - 1 .33%
Antero Midstream Corp 6,440 92
Cheniere Energy Inc 3,124 598
DT Midstream Inc 2,604 235
Enbridge Inc 1,107,417 44,740
Kinder Morgan Inc 53,857 1,320
New Fortress Energy Inc
(e)
840 7
ONEOK Inc 16,216 1,571
Williams Cos Inc/The 33,812 1,771
$ 50,334
Private Equity - 0 .06%
Carlyle Group Inc/The 6,086 304
KKR & Co Inc 13,331 1,843
$ 2,147
Real Estate - 0 .06%
CBRE Group Inc
(d)
8,504 1,114
CoStar Group Inc
(d)
11,277 821
Howard Hughes Holdings Inc
(d)
851 64
Jones Lang LaSalle Inc
(d)
871 236
Seaport Entertainment Group Inc
(d)
212 6
$ 2,241
REITs - 3 .95%
AGNC Investment Corp 20,297 189
Agree Realty Corp 2,655 197
Alexandria Real Estate Equities Inc 4,817 537
American Homes 4 Rent 9,383 331
Americold Realty Trust Inc 7,633 196
Annaly Capital Management Inc 13,904 264
AvalonBay Communities Inc 3,946 875
Brixmor Property Group Inc 8,050 217
BXP Inc 4,366 352
Camden Property Trust 2,881 334
Cousins Properties Inc 4,396 135
Crown Castle Inc 12,080 1,299
CubeSmart 6,218 298
Digital Realty Trust Inc 8,978 1,600
EastGroup Properties Inc 1,335 229
EPR Properties 2,157 98
Equinix Inc 2,487 2,258
Equity LifeStyle Properties Inc 5,125 359
Equity Residential 10,498 739
Essex Property Trust Inc 1,752 497
Extra Space Storage Inc 5,817 950
Federal Realty Investment Trust 226,370 25,091

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
First Industrial Realty Trust Inc 3,543 $ 186
Gaming and Leisure Properties Inc 7,241 363
Healthcare Realty Trust Inc 10,213 176
Healthpeak Properties Inc 19,364 435
Highwoods Properties Inc 3,024 101
Host Hotels & Resorts Inc 19,365 334
Invitation Homes Inc 17,003 534
Iron Mountain Inc 3,477 430
Kilroy Realty Corp 3,388 136
Kimco Realty Corp 18,302 434
Lamar Advertising Co 1,743 230
Lineage Inc 1,794 133
Medical Properties Trust Inc 17,246 80
Mid-America Apartment Communities Inc 3,234 489
National Storage Affiliates Trust 1,906 80
NNN REIT Inc 4,867 211
Omega Healthcare Investors Inc 6,858 291
Park Hotels & Resorts Inc 6,384 89
Prologis Inc 245,878 27,769
Public Storage 100,754 33,154
Rayonier Inc 4,097 128
Realty Income Corp 24,168 1,435
Regency Centers Corp 5,113 365
Rexford Industrial Realty Inc 5,995 257
Rithm Capital Corp 13,708 145
SBA Communications Corp 2,968 681
Simon Property Group Inc 6,694 1,132
STAG Industrial Inc 4,859 181
Starwood Property Trust Inc 8,850 175
Sun Communities Inc 3,432 455
UDR Inc 9,124 385
Ventas Inc 11,207 734
VICI Properties Inc 1,181,121 37,513
Vornado Realty Trust 4,840 200
Welltower Inc 16,715 2,255
Weyerhaeuser Co 20,254 631
WP Carey Inc 6,024 336
$ 149,708
Retail - 4 .95%
Advance Auto Parts Inc 1,830 65
AutoNation Inc
(d)
705 110
AutoZone Inc
(d)
40 120
Bath & Body Works Inc 6,391 181
Best Buy Co Inc 5,990 542
BJ's Wholesale Club Holdings Inc
(d)
3,668 311
CarMax Inc
(d)
4,065 294
Carvana Co
(d)
1,908 472
Casey's General Stores Inc 874 344
Darden Restaurants Inc 152,059 24,333
Dick's Sporting Goods Inc 1,393 273
Dillard's Inc
(e)
84 31
Dollar General Corp 6,104 489
Dollar Tree Inc
(d)
5,591 361
Domino's Pizza Inc 63,170 26,135
Dutch Bros Inc
(d)
1,926 64
Ferguson Enterprises Inc 5,252 1,033
Five Below Inc
(d)
304 29
Floor & Decor Holdings Inc
(d)
1,783 184
Freshpet Inc
(d)
913 121
GameStop Corp
(d)
10,371 230
Gap Inc/The 5,566 116
Genuine Parts Co 3,869 444
Home Depot Inc/The 37,035 14,582
Kohl's Corp
(e)
3,212 59
Lithia Motors Inc 113,008 37,560
Lowe's Cos Inc 15,873 4,156
Macy's Inc 8,178 125
McDonald's Corp 18,702 5,463
MSC Industrial Direct Co Inc 1,272 101
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Nordstrom Inc 2,746 $ 62
Ollie's Bargain Outlet Holdings Inc
(d)
1,734 159
O'Reilly Automotive Inc
(d)
22,938 26,451
Penske Automotive Group Inc 568 86
RH
(d)
332 106
Ross Stores Inc 7,032 983
Starbucks Corp 7,057 689
Target Corp 12,860 1,930
TJX Cos Inc/The 12,883 1,456
Ulta Beauty Inc
(d)
197 73
Walgreens Boots Alliance Inc 19,223 182
Walmart Inc 439,813 36,042
Wendy's Co/The 2,404 46
Williams-Sonoma Inc 1,389 186
Yum! Brands Inc 4,825 633
$ 187,412
Savings & Loans - 0 .00%
TFS Financial Corp 1,454 19
Semiconductors - 3 .71%
Advanced Micro Devices Inc
(d)
15,217 2,192
Allegro MicroSystems Inc
(d)
3,586 75
Amkor Technology Inc 3,465 88
Analog Devices Inc 13,734 3,064
Applied Materials Inc 1,878 341
Astera Labs Inc
(d)
573 40
Broadcom Inc 226,016 38,371
Cirrus Logic Inc
(d)
1,532 168
GLOBALFOUNDRIES Inc
(d)
2,727 100
Intel Corp 118,419 2,548
IPG Photonics Corp
(d)
878 71
Lattice Semiconductor Corp
(d)
500 25
MACOM Technology Solutions Holdings Inc
(d)
1,587 178
Marvell Technology Inc 176,482 14,138
Microchip Technology Inc 347,059 25,464
Micron Technology Inc 30,637 3,053
MKS Instruments Inc 1,792 178
ON Semiconductor Corp
(d)
11,930 841
Onto Innovation Inc
(d)
970 193
Qorvo Inc
(d)
2,606 186
QUALCOMM Inc 271,648 44,216
Skyworks Solutions Inc 4,467 391
Teradyne Inc 374 40
Texas Instruments Inc 22,189 4,508
Wolfspeed Inc
(d)
3,604 48
$ 140,517
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,056 195
Software - 4 .98%
Akamai Technologies Inc
(d)
4,185 423
ANSYS Inc
(d)
2,400 769
Aspen Technology Inc
(d)
780 183
BILL Holdings Inc
(d)
2,133 125
Broadridge Financial Solutions Inc 280 59
CCC Intelligent Solutions Holdings Inc
(d)
13,281 138
Concentrix Corp 1,460 62
Dayforce Inc
(d)
3,742 266
DoubleVerify Holdings Inc
(d)
1,732 30
Doximity Inc
(d)
3,147 131
Dropbox Inc - A Shares
(d)
4,643 120
Electronic Arts Inc 153,308 23,127
Fair Isaac Corp
(d)
101 201
Fidelity National Information Services Inc 639,549 57,387
Fiserv Inc
(d)
10,831 2,143
Guidewire Software Inc
(d)
1,193 222
HashiCorp Inc
(d)
890 30
Informatica Inc
(d)
1,751 48
Jack Henry & Associates Inc 2,019 367
Microsoft Corp 92,030 37,396
MicroStrategy Inc
(d),(e)
4,067 994

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 880 $ 503
nCino Inc
(d)
864 32
Nutanix Inc
(d)
4,836 300
Oracle Corp 175,819 29,509
Paychex Inc 5,731 799
Paycom Software Inc 580 121
Paycor HCM Inc
(d)
1,797 27
Playtika Holding Corp 1,928 15
PTC Inc
(d)
1,245 231
Roper Technologies Inc 2,943 1,583
Salesforce Inc 99,197 28,903
SentinelOne Inc
(d)
6,741 174
SS&C Technologies Holdings Inc 5,974 418
Take-Two Interactive Software Inc
(d)
4,765 771
Twilio Inc
(d)
3,748 302
Tyler Technologies Inc
(d)
177 107
UiPath Inc
(d)
1,506 19
Unity Software Inc
(d)
4,586 92
Zoom Video Communications Inc
(d)
7,285 544
ZoomInfo Technologies Inc
(d)
9,595 106
$ 188,777
Telecommunications - 0 .92%
AT&T Inc 199,124 4,488
Ciena Corp
(d)
3,862 245
Cisco Systems Inc 112,513 6,162
Corning Inc 21,295 1,013
Frontier Communications Parent Inc
(d)
6,595 236
Iridium Communications Inc 2,945 86
Juniper Networks Inc 8,934 348
Motorola Solutions Inc 2,376 1,068
T-Mobile US Inc 73,399 16,380
Ubiquiti Inc 63 17
Verizon Communications Inc 116,935 4,926
$ 34,969
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 482 32
Mattel Inc
(d)
9,730 198
$ 230
Transportation - 2 .77%
CH Robinson Worldwide Inc 3,188 329
CSX Corp 54,290 1,826
Expeditors International of Washington Inc 3,291 392
FedEx Corp 102,701 28,125
JB Hunt Transport Services Inc 154,961 27,989
Kirby Corp
(d)
1,553 178
Knight-Swift Transportation Holdings Inc 4,352 227
Landstar System Inc 1,014 178
Norfolk Southern Corp 6,283 1,573
Ryder System Inc 1,229 180
Saia Inc
(d)
306 150
Schneider National Inc 1,567 44
Union Pacific Corp 177,225 41,128
United Parcel Service Inc 20,259 2,716
$ 105,035
Water - 0 .03%
American Water Works Co Inc 5,425 749
Essential Utilities Inc 6,998 270
$ 1,019
TOTAL COMMON STOCKS $ 3,586,525
Total Investments $ 3,780,364
Other Assets and Liabilities -  0.21% 8,122
TOTAL NET ASSETS - 100.00% $ 3,788,486
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,886 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,812 or 0.05% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 57,090 $ 1,461,521 $ 1,428,267 $ 90,344
$ 57,090 $ 1,461,521 $ 1,428,267 $ 90,344
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 4,035 $ — $ — $ —
$ 4,035 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2024 Long 175 $ 50,212 $ (828)
Total $ (828)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .12 % Shares Held Value (000's)
Money Market Funds - 0 .12%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
3,955,902 $ 3,956
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
28,529,910 28,530
$ 32,486
TOTAL INVESTMENT COMPANIES $ 32,486
COMMON STOCKS - 100 .02 % Shares Held Value (000's)
Aerospace & Defense - 9 .09%
HEICO Corp - Class A 6,869,120 $ 1,318,940
TransDigm Group Inc 947,665 1,234,144
$ 2,553,084
Beverages - 0 .00%
Brown-Forman Corp - A Shares 7,199 314
Building Materials - 6 .76%
Martin Marietta Materials Inc 1,271,949 753,426
Summit Materials Inc
(d)
2,435,806 115,482
Vulcan Materials Co 3,760,885 1,030,219
$ 1,899,127
Chemicals - 0 .75%
Perimeter Solutions SA
(c),(d)
7,975,046 105,909
Perimeter Solutions SA - Warrants
(d)
2,883,826 952
Sherwin-Williams Co/The 292,775 105,039
$ 211,900
Commercial Services - 1 .12%
Moody's Corp 256,459 116,442
Verisk Analytics Inc 726,240 199,513
$ 315,955
Computers - 2 .25%
Gartner Inc
(d)
1,255,574 630,926
Distribution & Wholesale - 5 .55%
Copart Inc
(d)
23,689,972 1,219,323
Fastenal Co 4,349,599 340,052
$ 1,559,375
Diversified Financial Services - 2 .38%
Ares Management Corp 2,404,662 403,214
Brookfield Asset Management Ltd 4,861,789 257,869
Brookfield Wealth Solutions Ltd
(d),(e)
156,328 8,296
$ 669,379
Electric - 3 .47%
Brookfield Infrastructure Partners LP 21,331,734 730,398
Brookfield Renewable Corp 2,304,580 70,474
Brookfield Renewable Partners LP 6,738,998 172,923
$ 973,795
Electrical Components & Equipment - 0 .72%
AMETEK Inc 1,106,974 202,953
Electronics - 0 .86%
Mettler-Toledo International Inc
(d)
186,257 240,597
Entertainment - 2 .99%
Liberty Media Corp-Liberty Live - A Shares
(d)
21,874 1,241
Liberty Media Corp-Liberty Live - C Shares
(d)
157,552 9,195
Live Nation Entertainment Inc
(d)
5,380,971 630,327
Vail Resorts Inc 1,196,643 198,272
$ 839,035
Environmental Control - 1 .15%
Veralto Corp 605,003 61,825
Waste Connections Inc 1,476,295 260,935
$ 322,760
Healthcare - Products - 1 .01%
IDEXX Laboratories Inc
(d)
317,798 129,318
Waters Corp
(d)
480,832 155,362
$ 284,680
Home Builders - 2 .48%
Lennar Corp - A Shares 1,849,705 315,005
Lennar Corp - B Shares 38,636 6,194
NVR Inc
(d)
40,888 374,240
$ 695,439
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 10 .52%
Arch Capital Group Ltd
(d)
5,787,514 $ 570,416
Arthur J Gallagher & Co 853,737 240,071
Brown & Brown Inc 9,490,799 993,117
Markel Group Inc
(d)
413,816 638,109
Progressive Corp/The 1,280,778 311,011
Ryan Specialty Holdings Inc 664,045 43,741
W R Berkley Corp 2,744,340 156,894
$ 2,953,359
Internet - 0 .76%
VeriSign Inc
(d)
545,578 96,480
Wix.com Ltd
(d)
706,664 118,098
$ 214,578
Lodging - 5 .44%
Hilton Worldwide Holdings Inc 5,456,944 1,281,564
Hyatt Hotels Corp 1,686,279 245,269
$ 1,526,833
Machinery - Diversified - 0 .40%
Graco Inc 1,372,221 111,767
Media - 1 .70%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
508,165 37,726
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,493,307 438,586
$ 476,312
Private Equity - 10 .00%
Brookfield Corp 26,511,899 1,405,131
KKR & Co Inc 10,162,264 1,404,831
$ 2,809,962
Real Estate - 5 .40%
CBRE Group Inc
(d)
5,446,813 713,369
CoStar Group Inc
(d)
11,032,047 803,023
Seaport Entertainment Group Inc
(d)
16,812 456
$ 1,516,848
REITs - 1 .38%
SBA Communications Corp 1,689,340 387,653
Retail - 8 .46%
CarMax Inc
(d)
6,385,650 462,193
Domino's Pizza Inc 1,194,260 494,101
Floor & Decor Holdings Inc
(d)
727,738 74,994
O'Reilly Automotive Inc
(d)
1,022,510 1,179,097
Ross Stores Inc 1,187,742 165,951
$ 2,376,336
Semiconductors - 1 .47%
Entegris Inc 798,741 83,636
Microchip Technology Inc 4,483,195 328,932
$ 412,568
Software - 13 .91%
ANSYS Inc
(d)
347,962 111,490
Appfolio Inc
(d)
99,640 20,712
Autodesk Inc
(d)
1,429,343 405,647
CCC Intelligent Solutions Holdings Inc
(d)
20,085,025 209,085
Constellation Software Inc/Canada 166,641 503,046
Constellation Software Inc/Canada - Warrants
(d),(f)
143,533 —
Fair Isaac Corp
(d)
210,494 419,538
Jack Henry & Associates Inc 191,711 34,878
Lumine Group Inc
(d)
329,031 7,597
MSCI Inc 970,784 554,512
Roper Technologies Inc 1,278,243 687,350
Tyler Technologies Inc
(d)
905,642 548,448
Veeva Systems Inc
(d)
1,930,957 403,242
$ 3,905,545
TOTAL COMMON STOCKS $ 28,091,080
Total Investments $ 28,123,566
Other Assets and Liabilities -  (0.14)% (39,305)
TOTAL NET ASSETS - 100.00% $ 28,084,261

Schedule of Investments
MidCap Fund
October 31, 2024
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,956 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,800 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Perimeter Solutions SA $ 25,667 $ — $ 209 $ 105,909
Principal Government Money Market Fund - Class R-6 4.75% 157 2,513,610 2,485,237 28,530
$ 25,824 $ 2,513,610 $ 2,485,446 $ 134,439
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions SA $ — $ (434) $ — $ 80,885
Principal Government Money Market Fund - Class R-6 4.75% 1,273 — — —
$ 1,273 $ (434) $ — $ 80,885
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 3 .82 % Shares Held Value (000's)
Money Market Funds - 3 .82%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
3,241,595 $ 3,242
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
4,871,847 4,872
$ 8,114
TOTAL INVESTMENT COMPANIES $ 8,114
COMMON STOCKS - 97 .21 % Shares Held Value (000's)
Advertising - 2 .76%
Trade Desk Inc/The
(d)
48,693 $ 5,853
Aerospace & Defense - 1 .34%
HEICO Corp 11,575 2,835
Apparel - 1 .37%
Deckers Outdoor Corp
(d)
18,042 2,903
Banks - 4 .34%
NU Holdings Ltd/Cayman Islands
(d)
291,828 4,404
Western Alliance Bancorp 57,685 4,800
$ 9,204
Beverages - 1 .92%
Keurig Dr Pepper Inc 123,979 4,085
Biotechnology - 1 .65%
Illumina Inc
(d)
24,263 3,497
Building Materials - 0 .90%
Builders FirstSource Inc
(d)
11,080 1,899
Chemicals - 1 .55%
International Flavors & Fragrances Inc 33,057 3,287
Commercial Services - 3 .27%
Cintas Corp 18,616 3,831
TransUnion 30,685 3,109
$ 6,940
Computers - 1 .25%
Seagate Technology Holdings PLC 26,481 2,658
Diversified Financial Services - 9 .52%
Ameriprise Financial Inc 8,930 4,557
Evercore Inc - Class A 20,680 5,463
Interactive Brokers Group Inc - A Shares 38,204 5,829
Tradeweb Markets Inc 34,328 4,360
$ 20,209
Engineering & Construction - 2 .99%
Fluor Corp
(d)
78,959 4,128
Jacobs Solutions Inc 15,736 2,212
$ 6,340
Entertainment - 2 .13%
DraftKings Inc
(d)
66,073 2,334
TKO Group Holdings Inc
(d)
18,735 2,187
$ 4,521
Healthcare - Products - 5 .41%
Avantor Inc
(d)
191,027 4,273
Exact Sciences Corp
(d)
62,384 4,300
Natera Inc
(d)
24,019 2,906
$ 11,479
Insurance - 1 .42%
Fidelity National Financial Inc 50,038 3,011
Internet - 6 .25%
Chewy Inc
(d)
115,229 3,108
DoorDash Inc - Class A
(d)
22,862 3,582
Pinterest Inc
(d)
47,314 1,504
Sea Ltd ADR
(d)
29,425 2,767
Spotify Technology SA
(d)
5,995 2,309
$ 13,270
Lodging - 1 .25%
Las Vegas Sands Corp 51,272 2,658
Machinery - Construction & Mining - 4 .59%
GE Vernova Inc
(d)
16,088 4,853
Vertiv Holdings Co 44,688 4,884
$ 9,737
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0 .99%
Cameco Corp 40,423 $ 2,111
Miscellaneous Manufacturers - 2 .03%
Axon Enterprise Inc
(d)
10,148 4,298
Office & Business Equipment - 2 .38%
Zebra Technologies Corp
(d)
13,245 5,059
Oil & Gas - 1 .86%
Matador Resources Co 54,248 2,827
Permian Resources Corp 82,790 1,128
$ 3,955
Private Equity - 2 .83%
KKR & Co Inc 43,417 6,002
Real Estate - 2 .43%
Jones Lang LaSalle Inc
(d)
19,068 5,167
Retail - 8 .97%
BJ's Wholesale Club Holdings Inc
(d)
60,539 5,130
Cava Group Inc
(d)
16,912 2,259
Dick's Sporting Goods Inc 14,539 2,846
Floor & Decor Holdings Inc
(d)
22,203 2,288
Ross Stores Inc 25,145 3,513
Tractor Supply Co 11,292 2,998
$ 19,034
Semiconductors - 2 .12%
Marvell Technology Inc 31,347 2,511
Monolithic Power Systems Inc 2,611 1,983
$ 4,494
Software - 15 .83%
AppLovin Corp
(d)
28,869 4,890
Datadog Inc
(d)
40,096 5,029
Fair Isaac Corp
(d)
3,242 6,462
HubSpot Inc
(d)
4,367 2,423
MicroStrategy Inc
(d),(e)
12,968 3,171
Palantir Technologies Inc
(d)
138,140 5,741
ROBLOX Corp
(d)
79,489 4,111
Snowflake Inc - Class A
(d)
15,476 1,777
$ 33,604
Transportation - 3 .86%
Knight-Swift Transportation Holdings Inc 49,072 2,556
XPO Inc
(d)
43,221 5,641
$ 8,197
TOTAL COMMON STOCKS $ 206,307
Total Investments $ 214,421
Other Assets and Liabilities -  (1.03)% (2,183)
TOTAL NET ASSETS - 100.00% $ 212,238
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,242 or
1.53% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,139 or 1.48% of net assets.

Schedule of Investments
MidCap Growth Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 4,345 $ 146,548 $ 146,021 $ 4,872
$ 4,345 $ 146,548 $ 146,021 $ 4,872
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 279 $ — $ — $ —
$ 279 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .69 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .30%
iShares Russell Mid-Cap Growth ETF 10,900 $ 1,301
Money Market Funds - 1 .39%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
290,756 291
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
5,822,518 5,823
$ 6,114
TOTAL INVESTMENT COMPANIES $ 7,415
COMMON STOCKS - 98 .02 % Shares Held Value (000's)
Advertising - 1 .13%
Trade Desk Inc/The
(d)
41,164 $ 4,948
Aerospace & Defense - 1 .08%
HEICO Corp
(e)
14,003 3,430
HEICO Corp - Class A 1,670 320
Howmet Aerospace Inc 508 51
Loar Holdings Inc
(d),(e)
210 18
Spirit AeroSystems Holdings Inc
(d)
299 10
Standardaero Inc
(d)
30,669 885
$ 4,714
Airlines - 0 .00%
American Airlines Group Inc
(d)
1,026 14
Apparel - 0 .75%
Crocs Inc
(d)
232 25
Deckers Outdoor Corp
(d)
20,170 3,245
Skechers USA Inc
(d)
249 15
$ 3,285
Banks - 0 .23%
NU Holdings Ltd/Cayman Islands
(d)
65,529 989
Popular Inc 161 14
$ 1,003
Beverages - 0 .35%
Boston Beer Co Inc/The
(d)
40 12
Celsius Holdings Inc
(d)
50,952 1,532
$ 1,544
Biotechnology - 1 .66%
Alnylam Pharmaceuticals Inc
(d)
9,379 2,500
Apellis Pharmaceuticals Inc
(d)
2,150 59
BioMarin Pharmaceutical Inc
(d)
14,046 925
Corteva Inc 28,653 1,746
Exelixis Inc
(d)
4,926 164
Incyte Corp
(d)
205 15
Intra-Cellular Therapies Inc
(d)
2,124 180
Ionis Pharmaceuticals Inc
(d)
3,002 115
Sarepta Therapeutics Inc
(d)
10,385 1,309
Ultragenyx Pharmaceutical Inc
(d)
1,853 94
Viking Therapeutics Inc
(d)
2,171 157
$ 7,264
Building Materials - 3 .20%
AAON Inc 24,505 2,799
Armstrong World Industries Inc 297 41
AZEK Co Inc/The
(d)
2,080 92
Builders FirstSource Inc
(d)
221 38
Eagle Materials Inc 516 147
Fortune Brands Innovations Inc 16,697 1,391
Lennox International Inc 4,677 2,819
Louisiana-Pacific Corp 925 91
Martin Marietta Materials Inc 5,416 3,208
Simpson Manufacturing Co Inc 87 16
Trex Co Inc
(d)
44,727 3,169
Vulcan Materials Co 702 192
$ 14,003
Chemicals - 0 .03%
Celanese Corp 568 72
Chemours Co/The 194 3
RPM International Inc 589 75
$ 150
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 7 .72%
Avis Budget Group Inc 158 $ 13
Block Inc
(d)
4,826 349
Booz Allen Hamilton Holding Corp 21,324 3,873
Bright Horizons Family Solutions Inc
(d)
189 25
Corpay Inc
(d)
9,621 3,172
Equifax Inc 13,478 3,572
Grand Canyon Education Inc
(d)
206 28
H&R Block Inc 557 33
MarketAxess Holdings Inc 11,912 3,448
Moody's Corp 5,642 2,562
Morningstar Inc 549 180
Paylocity Holding Corp
(d)
902 167
Quanta Services Inc 5,298 1,598
RB Global Inc 49,722 4,214
Rollins Inc 74,098 3,493
Shift4 Payments Inc
(d)
60,634 5,484
Toast Inc
(d)
9,128 274
TransUnion 241 24
U-Haul Holding Co 895 61
U-Haul Holding Co
(d)
59 4
United Rentals Inc 331 269
Valvoline Inc
(d)
2,665 107
Verisk Analytics Inc 2,932 806
WEX Inc
(d)
84 15
WillScot Holdings Corp
(d)
1,118 37
$ 33,808
Computers - 3 .22%
Crowdstrike Holdings Inc
(d)
6,355 1,887
EPAM Systems Inc
(d)
16,507 3,114
Gartner Inc
(d)
6,349 3,190
Globant SA
(d)
17,657 3,706
HP Inc 4,889 174
KBR Inc 249 17
NetApp Inc 1,906 220
Pure Storage Inc
(d)
22,867 1,144
Super Micro Computer Inc
(d)
10,224 298
Zscaler Inc
(d)
1,889 341
$ 14,091
Consumer Products - 0 .12%
Avery Dennison Corp 618 128
Clorox Co/The 2,553 405
$ 533
Cosmetics & Personal Care - 0 .13%
elf Beauty Inc
(d)
5,446 573
Distribution & Wholesale - 3 .98%
Copart Inc
(d)
54,446 2,802
Core & Main Inc
(d)
37,525 1,662
Fastenal Co 66,216 5,177
Pool Corp 8,415 3,043
SiteOne Landscape Supply Inc
(d)
335 47
WW Grainger Inc 4,221 4,682
$ 17,413
Diversified Financial Services - 4 .65%
Ally Financial Inc 812 28
Ameriprise Financial Inc 1,881 960
Ares Management Corp 34,709 5,820
Blue Owl Capital Inc 10,354 232
Coinbase Global Inc
(d)
12,053 2,160
Credit Acceptance Corp
(d)
100 43
Houlihan Lokey Inc 13,530 2,337
Jefferies Financial Group Inc 1,008 64
Lazard Inc 2,115 112
LPL Financial Holdings Inc 13,518 3,814
Raymond James Financial Inc 30,776 4,562
SoFi Technologies Inc
(d)
3,330 37
TPG Inc 428 29
Tradeweb Markets Inc 943 120
UWM Holdings Corp 1,335 9
Western Union Co/The 1,296 14

Schedule of Investments
MidCap Growth Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
XP Inc 897 $ 16
$ 20,357
Electric - 0 .96%
NRG Energy Inc 1,747 158
Vistra Corp 32,347 4,042
$ 4,200
Electrical Components & Equipment - 0 .04%
Generac Holdings Inc
(d)
592 98
Universal Display Corp 482 87
$ 185
Electronics - 0 .01%
Jabil Inc 187 23
Energy - Alternate Sources - 0 .05%
Enphase Energy Inc
(d)
2,711 225
Engineering & Construction - 0 .11%
Comfort Systems USA Inc 722 282
EMCOR Group Inc 378 169
TopBuild Corp
(d)
56 20
$ 471
Entertainment - 1 .76%
Churchill Downs Inc 32,807 4,596
DraftKings Inc
(d)
68,290 2,412
Light & Wonder Inc
(d)
1,856 174
Live Nation Entertainment Inc
(d)
3,250 381
Madison Square Garden Sports Corp
(d)
38 9
TKO Group Holdings Inc
(d)
235 27
Vail Resorts Inc 654 108
$ 7,707
Environmental Control - 0 .91%
Tetra Tech Inc 1,176 57
Veralto Corp 2,286 234
Waste Connections Inc 21,016 3,715
$ 4,006
Food - 0 .83%
Hershey Co/The 411 73
Lamb Weston Holdings Inc 39,151 3,042
Performance Food Group Co
(d)
450 37
Pilgrim's Pride Corp
(d)
69 3
Sysco Corp 6,369 477
$ 3,632
Hand & Machine Tools - 0 .45%
Lincoln Electric Holdings Inc 10,191 1,962
Healthcare - Products - 6 .40%
10X Genomics Inc
(d)
1,504 24
Align Technology Inc
(d)
5,016 1,028
Bio-Techne Corp 35,139 2,592
Bruker Corp 1,419 80
Exact Sciences Corp
(d)
1,487 103
GE HealthCare Technologies Inc 849 74
IDEXX Laboratories Inc
(d)
11,289 4,593
Inspire Medical Systems Inc
(d)
6,577 1,283
Insulet Corp
(d)
18,334 4,245
Masimo Corp
(d)
455 66
Natera Inc
(d)
17,419 2,107
Penumbra Inc
(d)
17,476 3,999
Repligen Corp
(d)
26,646 3,578
ResMed Inc 11,091 2,690
Waters Corp
(d)
739 239
West Pharmaceutical Services Inc 4,366 1,344
$ 28,045
Healthcare - Services - 1 .00%
Chemed Corp 32 17
DaVita Inc
(d)
1,039 145
Fortrea Holdings Inc
(d)
159 2
ICON PLC
(d)
13,045 2,898
IQVIA Holdings Inc
(d)
417 86
Medpace Holdings Inc
(d)
3,147 989
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Molina Healthcare Inc
(d)
753 $ 242
$ 4,379
Home Builders - 0 .60%
DR Horton Inc 15,636 2,643
Home Furnishings - 0 .04%
SharkNinja Inc 286 26
Tempur Sealy International Inc 3,467 166
$ 192
Insurance - 1 .62%
Allstate Corp/The 844 157
Arthur J Gallagher & Co 303 85
Brown & Brown Inc 2,169 227
Equitable Holdings Inc 6,725 305
Everest Group Ltd 141 50
Kinsale Capital Group Inc 9,172 3,927
Markel Group Inc
(d)
62 96
RLI Corp 63 10
Ryan Specialty Holdings Inc 33,823 2,228
$ 7,085
Internet - 2 .60%
CDW Corp/DE 21,791 4,102
Chewy Inc
(d)
44,783 1,208
Coupang Inc
(d)
23,834 614
DoorDash Inc - Class A
(d)
19,472 3,051
Etsy Inc
(d)
1,565 81
Expedia Group Inc
(d)
2,600 406
GoDaddy Inc
(d)
2,907 485
Lyft Inc
(d)
5,081 66
Okta Inc
(d)
1,463 105
Pinterest Inc
(d)
37,951 1,206
Roku Inc
(d)
411 26
TripAdvisor Inc
(d)
101 2
Trump Media & Technology Group Corp
(d),(e)
786 28
VeriSign Inc
(d)
121 21
$ 11,401
Iron & Steel - 0 .01%
Cleveland-Cliffs Inc
(d)
3,044 40
Leisure Products & Services - 1 .09%
Norwegian Cruise Line Holdings Ltd
(d)
8,833 224
Planet Fitness Inc
(d)
972 76
Royal Caribbean Cruises Ltd 21,677 4,473
YETI Holdings Inc
(d)
554 20
$ 4,793
Lodging - 1 .00%
Choice Hotels International Inc 483 67
Hilton Worldwide Holdings Inc 2,593 609
Hyatt Hotels Corp 14,720 2,141
Las Vegas Sands Corp 7,284 378
Wyndham Hotels & Resorts Inc 146 13
Wynn Resorts Ltd 12,272 1,178
$ 4,386
Machinery - Construction & Mining - 2 .74%
BWX Technologies Inc 18,943 2,306
GE Vernova Inc
(d)
10,386 3,133
Vertiv Holdings Co 59,846 6,541
$ 11,980
Machinery - Diversified - 3 .84%
Cognex Corp 32,423 1,305
Graco Inc 40,452 3,295
IDEX Corp 16,446 3,530
Ingersoll Rand Inc 38,875 3,732
Rockwell Automation Inc 212 56
Westinghouse Air Brake Technologies Corp 26,171 4,919
$ 16,837
Media - 0 .08%
FactSet Research Systems Inc 277 126
Liberty Broadband Corp - A Shares
(d)
101 8
Liberty Broadband Corp - C Shares
(d)
556 45

Schedule of Investments
MidCap Growth Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
181 $ 13
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,513 121
Nexstar Media Group Inc 250 44
$ 357
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc 540 81
Miscellaneous Manufacturers - 1 .29%
Axon Enterprise Inc
(d)
9,822 4,160
Carlisle Cos Inc 127 54
ITT Inc 10,158 1,423
$ 5,637
Office & Business Equipment - 1 .32%
Zebra Technologies Corp
(d)
15,114 5,773
Oil & Gas - 1 .76%
Antero Resources Corp
(d)
50,147 1,298
Civitas Resources Inc 566 28
Diamondback Energy Inc 17,431 3,081
EQT Corp 753 27
Hess Corp 3,722 501
Matador Resources Co 184 10
Permian Resources Corp 160,447 2,186
Texas Pacific Land Corp 385 449
Viper Energy Inc 611 32
Weatherford International PLC 1,489 118
$ 7,730
Oil & Gas Services - 0 .85%
Baker Hughes Co 98,299 3,743
Packaging & Containers - 0 .00%
Sealed Air Corp 195 7
Pharmaceuticals - 2 .84%
Cardinal Health Inc 2,978 323
Cencora Inc 26,381 6,017
Dexcom Inc
(d)
58,378 4,114
Neurocrine Biosciences Inc
(d)
16,376 1,970
$ 12,424
Pipelines - 0 .29%
Antero Midstream Corp 2,638 38
Cheniere Energy Inc 2,414 462
New Fortress Energy Inc
(e)
858 7
Targa Resources Corp 4,523 755
$ 1,262
Private Equity - 0 .29%
Carlyle Group Inc/The 25,385 1,270
Real Estate - 1 .20%
CoStar Group Inc
(d)
70,980 5,166
Jones Lang LaSalle Inc
(d)
297 81
$ 5,247
REITs - 0 .46%
EastGroup Properties Inc 7,211 1,235
Iron Mountain Inc 3,422 424
Lamar Advertising Co 448 59
Simon Property Group Inc 1,710 289
$ 2,007
Retail - 9 .70%
BJ's Wholesale Club Holdings Inc
(d)
46,014 3,899
Burlington Stores Inc
(d)
16,967 4,204
CarMax Inc
(d)
239 17
Carvana Co
(d)
7,432 1,838
Casey's General Stores Inc 15,585 6,141
Cava Group Inc
(d)
9,093 1,214
Darden Restaurants Inc 1,295 207
Dick's Sporting Goods Inc 105 21
Domino's Pizza Inc 247 102
Dutch Bros Inc
(d)
126,326 4,185
Ferguson Enterprises Inc 22,564 4,439
Five Below Inc
(d)
891 84
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Floor & Decor Holdings Inc
(d)
32,656 $ 3,365
Freshpet Inc
(d)
12,264 1,626
Murphy USA Inc 378 185
RH
(d)
65 21
Ross Stores Inc 22,552 3,151
Texas Roadhouse Inc 17,546 3,353
Tractor Supply Co 2,219 589
Ulta Beauty Inc
(d)
852 314
Wendy's Co/The 1,735 33
Williams-Sonoma Inc 1,555 209
Wingstop Inc 10,383 2,987
Yum! Brands Inc 2,227 292
$ 42,476
Semiconductors - 4 .23%
Astera Labs Inc
(d)
30 2
Entegris Inc 25,932 2,715
Lattice Semiconductor Corp
(d)
2,436 123
Marvell Technology Inc 31,981 2,562
Microchip Technology Inc 21,847 1,603
MKS Instruments Inc 98 10
Monolithic Power Systems Inc 10,249 7,782
Onto Innovation Inc
(d)
8,215 1,629
Teradyne Inc 19,994 2,124
$ 18,550
Software - 18 .32%
ANSYS Inc
(d)
7,532 2,413
Appfolio Inc
(d)
7,696 1,600
AppLovin Corp
(d)
16,974 2,875
Bentley Systems Inc 2,892 140
BILL Holdings Inc
(d)
525 31
Broadridge Financial Solutions Inc 22,649 4,776
Cloudflare Inc
(d)
6,171 541
Confluent Inc
(d)
5,073 133
Datadog Inc
(d)
44,230 5,548
Dayforce Inc
(d)
329 23
Descartes Systems Group Inc/The
(d)
24,122 2,507
DocuSign Inc
(d)
4,180 290
DoubleVerify Holdings Inc
(d)
1,670 28
Doximity Inc
(d)
221 9
Dropbox Inc - A Shares
(d)
1,511 39
Duolingo Inc
(d)
753 221
Dynatrace Inc
(d)
77,787 4,185
Elastic NV
(d)
1,679 135
Fair Isaac Corp
(d)
1,900 3,787
Five9 Inc
(d)
1,511 45
Gitlab Inc
(d)
2,445 131
Guidewire Software Inc
(d)
767 143
HashiCorp Inc
(d)
2,265 77
HubSpot Inc
(d)
4,697 2,606
Jack Henry & Associates Inc 21,657 3,940
Manhattan Associates Inc
(d)
16,001 4,214
MicroStrategy Inc
(d),(e)
202 49
MongoDB Inc
(d)
4,976 1,345
MSCI Inc 12,573 7,181
nCino Inc
(d)
1,052 39
Nutanix Inc
(d)
31,754 1,972
Palantir Technologies Inc
(d)
41,459 1,723
Paychex Inc 2,376 331
Paycom Software Inc 658 138
Paycor HCM Inc
(d)
124 2
Pegasystems Inc 919 73
Procore Technologies Inc
(d)
2,174 143
PTC Inc
(d)
37,452 6,941
RingCentral Inc
(d)
1,695 61
ROBLOX Corp
(d)
10,518 544
SentinelOne Inc
(d)
911 24
Smartsheet Inc
(d)
2,745 155
Synopsys Inc
(d)
3,795 1,949
Take-Two Interactive Software Inc
(d)
8,190 1,324

Schedule of Investments
MidCap Growth Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Teradata Corp
(d)
2,001 $ 65
Twilio Inc
(d)
694 56
Tyler Technologies Inc
(d)
13,500 8,176
UiPath Inc
(d)
7,761 96
Unity Software Inc
(d)
2,707 54
Veeva Systems Inc
(d)
27,945 5,836
Zoom Video Communications Inc
(d)
20,408 1,525
$ 80,239
Telecommunications - 0 .00%
Iridium Communications Inc 269 8
Ubiquiti Inc 43 11
$ 19
Toys, Games & Hobbies - 0 .04%
Hasbro Inc 2,511 165
Transportation - 1 .02%
Expeditors International of Washington Inc 470 56
Old Dominion Freight Line Inc 19,702 3,967
Saia Inc
(d)
316 154
XPO Inc
(d)
2,351 307
$ 4,484
TOTAL COMMON STOCKS $ 429,363
Total Investments $ 436,778
Other Assets and Liabilities -  0.29% 1,283
TOTAL NET ASSETS - 100.00% $ 438,061
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $291 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $278 or 0.06% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 17,712 $ 393,349 $ 405,238 $ 5,823
$ 17,712 $ 393,349 $ 405,238 $ 5,823
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 1,127 $ — $ — $ —
$ 1,127 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2024 Long 12 $ 3,736 $ (9)
Total $ (9)
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .69 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .19%
iShares Core S&P Mid-Cap ETF 38,900 $ 2,408
Money Market Funds - 1 .50%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
1,792,740 1,793
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
17,344,255 17,344
$ 19,137
TOTAL INVESTMENT COMPANIES $ 21,545
COMMON STOCKS - 99 .01 % Shares Held Value (000's)
Aerospace & Defense - 0 .62%
Curtiss-Wright Corp 16,666 $ 5,749
Hexcel Corp 35,570 2,088
$ 7,837
Agriculture - 0 .21%
Darling Ingredients Inc
(d)
69,193 2,706
Airlines - 0 .30%
American Airlines Group Inc
(d)
285,734 3,829
Apparel - 1 .01%
Capri Holdings Ltd
(d)
51,250 1,012
Carter's Inc 15,721 860
Columbia Sportswear Co 14,267 1,148
Crocs Inc
(d)
25,840 2,786
PVH Corp 24,305 2,393
Skechers USA Inc
(d)
57,671 3,545
Under Armour Inc - Class A
(d)
82,158 702
Under Armour Inc - Class C
(d)
56,342 445
$ 12,891
Automobile Parts & Equipment - 0 .82%
Autoliv Inc 31,811 2,955
Gentex Corp 100,169 3,036
Goodyear Tire & Rubber Co/The
(d)
124,004 993
Lear Corp 24,478 2,344
Visteon Corp
(d)
12,012 1,084
$ 10,412
Banks - 5 .94%
Associated Banc-Corp 64,610 1,534
Bank OZK 45,913 2,009
Cadence Bank 79,376 2,653
Columbia Banking System Inc 91,147 2,599
Commerce Bancshares Inc/MO 51,045 3,190
Cullen/Frost Bankers Inc 27,856 3,547
East West Bancorp Inc 60,308 5,879
First Financial Bankshares Inc 55,941 2,022
First Horizon Corp 233,172 4,041
FNB Corp/PA 156,453 2,268
Glacier Bancorp Inc 49,339 2,573
Hancock Whitney Corp 37,570 1,957
Home BancShares Inc/AR 80,802 2,205
International Bancshares Corp 23,272 1,426
Old National Bancorp/IN 138,786 2,673
Pinnacle Financial Partners Inc 33,295 3,511
Prosperity Bancshares Inc 41,449 3,034
SouthState Corp 33,158 3,234
Synovus Financial Corp 62,644 3,124
Texas Capital Bancshares Inc
(d)
20,101 1,547
UMB Financial Corp 19,301 2,118
United Bankshares Inc/WV 58,696 2,212
Valley National Bancorp 186,115 1,762
Webster Financial Corp 74,589 3,864
Western Alliance Bancorp 47,462 3,949
Wintrust Financial Corp 28,933 3,353
Zions Bancorp NA 64,265 3,346
$ 75,630
Beverages - 0 .47%
Boston Beer Co Inc/The
(d)
3,837 1,117
Celsius Holdings Inc
(d)
67,943 2,044
Coca-Cola Consolidated Inc 2,564 2,882
$ 6,043
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 3 .43%
Arrowhead Pharmaceuticals Inc
(d)
54,090 $ 1,040
BioMarin Pharmaceutical Inc
(d)
82,837 5,458
Bio-Rad Laboratories Inc
(d)
8,330 2,984
Cytokinetics Inc
(d)
51,193 2,611
Exelixis Inc
(d)
124,115 4,121
Halozyme Therapeutics Inc
(d)
55,119 2,787
Illumina Inc
(d)
69,314 9,991
Roivant Sciences Ltd
(d)
189,844 2,193
Sarepta Therapeutics Inc
(d)
41,495 5,228
United Therapeutics Corp
(d)
19,360 7,240
$ 43,653
Building Materials - 3 .31%
AAON Inc 29,256 3,342
Eagle Materials Inc 14,629 4,176
Fortune Brands Innovations Inc 54,001 4,500
Knife River Corp
(d)
24,633 2,397
Lennox International Inc 13,956 8,409
Louisiana-Pacific Corp 27,215 2,692
Owens Corning 37,833 6,688
Simpson Manufacturing Co Inc 18,347 3,299
Trex Co Inc
(d)
47,299 3,351
UFP Industries Inc 26,506 3,243
$ 42,097
Chemicals - 2 .08%
Arcadium Lithium PLC
(d)
467,910 2,522
Ashland Inc 21,247 1,797
Avient Corp 39,730 1,852
Axalta Coating Systems Ltd
(d)
95,421 3,618
Cabot Corp 23,853 2,572
Chemours Co/The 64,948 1,180
NewMarket Corp 3,339 1,753
Olin Corp 51,125 2,098
RPM International Inc 56,041 7,123
Westlake Corp 14,545 1,919
$ 26,434
Commercial Services - 3 .90%
Aramark 114,628 4,336
Avis Budget Group Inc 7,447 618
Brink's Co/The 19,204 1,974
Euronet Worldwide Inc
(d)
18,370 1,809
FTI Consulting Inc
(d)
15,352 2,995
Graham Holdings Co 1,496 1,262
Grand Canyon Education Inc
(d)
12,639 1,733
GXO Logistics Inc
(d)
51,981 3,109
H&R Block Inc 60,739 3,628
Insperity Inc 15,517 1,222
ManpowerGroup Inc 20,645 1,297
Morningstar Inc 11,742 3,852
Paylocity Holding Corp
(d)
18,859 3,481
R1 RCM Inc
(d)
67,956 969
RB Global Inc 80,171 6,794
Service Corp International/US 63,357 5,173
Valvoline Inc
(d)
56,071 2,258
WEX Inc
(d)
17,877 3,086
$ 49,596
Computers - 3 .01%
ASGN Inc
(d)
19,492 1,795
CACI International Inc
(d)
9,704 5,362
Crane NXT Co 21,377 1,160
ExlService Holdings Inc
(d)
70,230 2,927
Genpact Ltd 71,325 2,722
KBR Inc 57,892 3,879
Kyndryl Holdings Inc
(d)
100,600 2,303
Lumentum Holdings Inc
(d)
29,544 1,887
Maximus Inc 26,184 2,263
Parsons Corp
(d)
20,327 2,199
Pure Storage Inc
(d)
134,437 6,729
Qualys Inc
(d)
16,017 1,910

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Science Applications International Corp 22,291 $ 3,216
$ 38,352
Cosmetics & Personal Care - 0 .42%
Coty Inc
(d)
158,593 1,180
elf Beauty Inc
(d)
24,535 2,582
Perrigo Co PLC 59,356 1,521
$ 5,283
Distribution & Wholesale - 1 .15%
Core & Main Inc
(d)
83,940 3,717
Watsco Inc
(e)
15,137 7,160
WESCO International Inc 19,464 3,736
$ 14,613
Diversified Financial Services - 3 .79%
Affiliated Managers Group Inc 12,972 2,515
Ally Financial Inc 119,309 4,182
Evercore Inc - Class A 15,514 4,098
Federated Hermes Inc 34,248 1,374
Hamilton Lane Inc 17,635 3,168
Houlihan Lokey Inc 23,114 3,993
Interactive Brokers Group Inc - A Shares 47,355 7,226
Janus Henderson Group PLC 55,438 2,290
Jefferies Financial Group Inc 70,636 4,519
SEI Investments Co 42,954 3,211
SLM Corp 94,619 2,085
Stifel Financial Corp 44,604 4,622
Voya Financial Inc 42,781 3,435
Western Union Co/The 146,971 1,582
$ 48,300
Electric - 1 .29%
ALLETE Inc 25,128 1,606
Black Hills Corp 30,347 1,796
IDACORP Inc 23,170 2,397
Northwestern Energy Group Inc 26,672 1,426
OGE Energy Corp 87,399 3,495
Ormat Technologies Inc 23,410 1,850
Portland General Electric Co 44,846 2,126
TXNM Energy Inc 39,361 1,714
$ 16,410
Electrical Components & Equipment - 1 .30%
Acuity Brands Inc 13,386 4,025
Belden Inc 17,754 2,022
EnerSys 17,511 1,696
Littelfuse Inc 10,787 2,639
Novanta Inc
(d)
15,623 2,660
Universal Display Corp 19,202 3,462
$ 16,504
Electronics - 2 .55%
Arrow Electronics Inc
(d)
23,036 2,734
Avnet Inc 38,337 2,078
Coherent Corp
(d)
66,701 6,166
NEXTracker Inc
(d)
62,410 2,485
nVent Electric PLC 72,322 5,393
Sensata Technologies Holding PLC 65,684 2,256
TD SYNNEX Corp 33,094 3,817
Vishay Intertechnology Inc 49,363 837
Vontier Corp 66,876 2,480
Woodward Inc 25,959 4,260
$ 32,506
Engineering & Construction - 2 .77%
AECOM 58,333 6,230
Comfort Systems USA Inc 15,475 6,051
EMCOR Group Inc 20,302 9,056
Exponent Inc 22,073 2,083
Fluor Corp
(d)
74,529 3,896
MasTec Inc
(d)
26,777 3,291
TopBuild Corp
(d)
13,047 4,611
$ 35,218
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 1 .35%
Churchill Downs Inc 31,943 $ 4,475
Light & Wonder Inc
(d)
38,605 3,621
Marriott Vacations Worldwide Corp 14,033 1,081
TKO Group Holdings Inc
(d)
28,906 3,375
Vail Resorts Inc 16,371 2,713
Warner Music Group Corp 61,614 1,969
$ 17,234
Environmental Control - 1 .04%
Clean Harbors Inc
(d)
22,076 5,105
Stericycle Inc
(d)
40,394 2,483
Tetra Tech Inc 116,385 5,689
$ 13,277
Food - 2 .19%
Flowers Foods Inc 85,216 1,894
Ingredion Inc 28,309 3,758
Lancaster Colony Corp 8,385 1,456
Performance Food Group Co
(d)
67,806 5,509
Pilgrim's Pride Corp
(d)
17,539 850
Post Holdings Inc
(d)
20,592 2,249
Sprouts Farmers Market Inc
(d)
43,568 5,595
US Foods Holding Corp
(d)
106,407 6,560
$ 27,871
Gas - 0 .93%
National Fuel Gas Co 39,751 2,406
New Jersey Resources Corp 43,149 1,980
ONE Gas Inc 24,651 1,757
Southwest Gas Holdings Inc 26,195 1,919
Spire Inc 25,126 1,605
UGI Corp 93,411 2,233
$ 11,900
Hand & Machine Tools - 0 .97%
Lincoln Electric Holdings Inc 24,661 4,749
MSA Safety Inc 17,122 2,841
Regal Rexnord Corp 28,953 4,822
$ 12,412
Healthcare - Products - 2 .79%
Avantor Inc
(d)
295,804 6,617
Azenta Inc
(d)
21,283 874
Bruker Corp 48,086 2,722
DENTSPLY SIRONA Inc 88,202 2,044
Enovis Corp
(d)
24,300 1,003
Envista Holdings Corp
(d)
74,816 1,569
Globus Medical Inc
(d)
49,158 3,615
Haemonetics Corp
(d)
22,269 1,585
Lantheus Holdings Inc
(d)
30,210 3,318
LivaNova PLC
(d)
23,626 1,219
Masimo Corp
(d)
19,212 2,767
Neogen Corp
(d)
85,799 1,225
Penumbra Inc
(d)
16,903 3,869
Repligen Corp
(d)
22,663 3,043
$ 35,470
Healthcare - Services - 2 .28%
Acadia Healthcare Co Inc
(d)
40,407 1,725
Amedisys Inc
(d)
14,198 1,343
Chemed Corp 6,549 3,538
Encompass Health Corp 43,783 4,355
Ensign Group Inc/The 24,672 3,824
HealthEquity Inc
(d)
37,860 3,228
Medpace Holdings Inc
(d)
11,060 3,475
Sotera Health Co
(d)
66,542 1,043
Tenet Healthcare Corp
(d)
41,694 6,463
$ 28,994
Home Builders - 1 .14%
KB Home 31,363 2,462
Taylor Morrison Home Corp
(d)
45,357 3,107
Thor Industries Inc 23,147 2,409
Toll Brothers Inc 44,664 6,541
$ 14,519

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .63%
Dolby Laboratories Inc 25,966 $ 1,893
Tempur Sealy International Inc 75,557 3,620
Whirlpool Corp 23,885 2,472
$ 7,985
Housewares - 0 .13%
Scotts Miracle-Gro Co/The 18,543 1,613
Insurance - 5 .43%
American Financial Group Inc/OH 31,395 4,048
Brighthouse Financial Inc
(d)
26,435 1,250
CNO Financial Group Inc 46,020 1,583
Equitable Holdings Inc 139,128 6,308
Essent Group Ltd 46,230 2,774
Fidelity National Financial Inc 113,036 6,801
First American Financial Corp 44,768 2,872
Hanover Insurance Group Inc/The 15,657 2,322
Kemper Corp 26,350 1,641
Kinsale Capital Group Inc 9,627 4,122
MGIC Investment Corp 112,794 2,824
Old Republic International Corp 103,475 3,614
Primerica Inc 14,720 4,075
Reinsurance Group of America Inc 28,656 6,049
RenaissanceRe Holdings Ltd 22,694 5,955
RLI Corp 18,111 2,825
Ryan Specialty Holdings Inc 44,511 2,932
Selective Insurance Group Inc 26,469 2,404
Unum Group 74,365 4,773
$ 69,172
Iron & Steel - 1 .25%
Cleveland-Cliffs Inc
(d)
203,648 2,643
Commercial Metals Co 50,035 2,692
Reliance Inc 23,939 6,855
United States Steel Corp 97,347 3,782
$ 15,972
Leisure Products & Services - 0 .76%
Brunswick Corp/DE 28,813 2,297
Harley-Davidson Inc 51,543 1,647
Planet Fitness Inc
(d)
36,801 2,890
Polaris Inc 22,801 1,594
YETI Holdings Inc
(d)
36,833 1,297
$ 9,725
Lodging - 0 .93%
Boyd Gaming Corp 29,943 2,075
Choice Hotels International Inc 9,861 1,376
Hilton Grand Vacations Inc
(d)
27,823 1,026
Hyatt Hotels Corp 19,549 2,843
Travel + Leisure Co 30,354 1,451
Wyndham Hotels & Resorts Inc 34,365 3,035
$ 11,806
Machinery - Construction & Mining - 0 .73%
BWX Technologies Inc 39,777 4,843
Oshkosh Corp 28,320 2,895
Terex Corp 29,109 1,505
$ 9,243
Machinery - Diversified - 3 .17%
AGCO Corp 26,956 2,691
Applied Industrial Technologies Inc 16,690 3,865
Chart Industries Inc
(d)
18,294 2,208
CNH Industrial NV 381,866 4,288
Cognex Corp 74,622 3,002
Crane Co 21,159 3,328
Esab Corp 24,720 3,042
Flowserve Corp 57,162 3,009
Graco Inc 73,504 5,987
Middleby Corp/The
(d)
23,396 3,035
Toro Co/The 45,197 3,638
Watts Water Technologies Inc 11,923 2,272
$ 40,365
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .49%
New York Times Co/The 71,118 $ 3,971
Nexstar Media Group Inc 13,195 2,321
$ 6,292
Metal Fabrication & Hardware - 1 .04%
Advanced Drainage Systems Inc 30,693 4,600
RBC Bearings Inc
(d)
12,643 3,545
Timken Co/The 27,770 2,305
Valmont Industries Inc 8,775 2,735
$ 13,185
Mining - 0 .68%
Alcoa Corp 112,404 4,506
Royal Gold Inc 28,604 4,178
$ 8,684
Miscellaneous Manufacturers - 1 .66%
Carlisle Cos Inc 20,066 8,472
Donaldson Co Inc 52,390 3,833
Fabrinet
(d)
15,726 3,790
ITT Inc 35,549 4,981
$ 21,076
Oil & Gas - 4 .26%
Antero Resources Corp
(d)
127,203 3,292
Chord Energy Corp 26,924 3,368
Civitas Resources Inc 39,370 1,921
CNX Resources Corp
(d)
65,800 2,239
Expand Energy Corp 89,838 7,611
HF Sinclair Corp 70,571 2,725
Matador Resources Co 50,508 2,632
Murphy Oil Corp 61,714 1,943
Ovintiv Inc 114,888 4,504
PBF Energy Inc 43,327 1,236
Permian Resources Corp 276,116 3,763
Range Resources Corp 105,335 3,163
Texas Pacific Land Corp 8,201 9,562
Valaris Ltd
(d)
28,985 1,467
Viper Energy Inc 44,134 2,290
Weatherford International PLC 31,832 2,515
$ 54,231
Oil & Gas Services - 0 .39%
ChampionX Corp 82,888 2,339
NOV Inc 171,304 2,657
$ 4,996
Packaging & Containers - 1 .70%
AptarGroup Inc 28,886 4,850
Berry Global Group Inc 49,863 3,513
Crown Holdings Inc 51,864 4,852
Graphic Packaging Holding Co 130,582 3,690
Greif Inc - Class A 11,229 701
Silgan Holdings Inc 35,311 1,827
Sonoco Products Co 42,754 2,246
$ 21,679
Pharmaceuticals - 1 .07%
BellRing Brands Inc
(d)
56,234 3,702
Jazz Pharmaceuticals PLC
(d)
26,870 2,957
Neurocrine Biosciences Inc
(d)
43,935 5,284
Option Care Health Inc
(d)
74,414 1,714
$ 13,657
Pipelines - 0 .46%
Antero Midstream Corp 146,581 2,107
DT Midstream Inc 42,254 3,809
$ 5,916
Private Equity - 0 .36%
Carlyle Group Inc/The 91,486 4,577
Real Estate - 0 .44%
Jones Lang LaSalle Inc
(d)
20,653 5,596
REITs - 7 .21%
Agree Realty Corp 43,683 3,243
American Homes 4 Rent 136,904 4,824
Annaly Capital Management Inc 217,997 4,144

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Brixmor Property Group Inc 131,118 $ 3,534
COPT Defense Properties 48,916 1,575
Cousins Properties Inc 66,198 2,028
CubeSmart 97,986 4,688
EastGroup Properties Inc 21,169 3,626
EPR Properties 32,947 1,495
Equity LifeStyle Properties Inc 81,156 5,691
First Industrial Realty Trust Inc 57,583 3,023
Gaming and Leisure Properties Inc 119,390 5,992
Healthcare Realty Trust Inc 157,957 2,714
Independence Realty Trust Inc 97,776 1,918
Kilroy Realty Corp 45,968 1,849
Kite Realty Group Trust 95,573 2,453
Lamar Advertising Co 38,238 5,047
National Storage Affiliates Trust 30,402 1,281
NNN REIT Inc 79,913 3,471
Omega Healthcare Investors Inc 112,186 4,765
Park Hotels & Resorts Inc 90,901 1,263
PotlatchDeltic Corp 31,245 1,299
Rayonier Inc 58,341 1,822
Rexford Industrial Realty Inc 95,313 4,088
Sabra Health Care REIT Inc 101,930 1,977
STAG Industrial Inc 79,238 2,954
Starwood Property Trust Inc 138,142 2,727
Vornado Realty Trust 72,105 2,986
WP Carey Inc 95,222 5,306
$ 91,783
Retail - 6 .15%
Abercrombie & Fitch Co
(d)
22,235 2,930
AutoNation Inc
(d)
11,394 1,771
BJ's Wholesale Club Holdings Inc
(d)
57,743 4,893
Burlington Stores Inc
(d)
27,466 6,805
Casey's General Stores Inc 16,149 6,363
Dick's Sporting Goods Inc 25,203 4,933
FirstCash Holdings Inc 16,939 1,753
Five Below Inc
(d)
23,962 2,271
Floor & Decor Holdings Inc
(d)
46,628 4,805
GameStop Corp
(d)
168,758 3,743
Gap Inc/The 96,282 2,000
Lithia Motors Inc 11,636 3,867
Macy's Inc 120,269 1,845
MSC Industrial Direct Co Inc 19,536 1,545
Murphy USA Inc 8,115 3,964
Nordstrom Inc 42,011 950
Ollie's Bargain Outlet Holdings Inc
(d)
26,632 2,446
Penske Automotive Group Inc 8,136 1,225
RH
(d)
6,502 2,068
Texas Roadhouse Inc 29,013 5,545
Wendy's Co/The 74,282 1,420
Williams-Sonoma Inc 55,962 7,506
Wingstop Inc 12,751 3,668
$ 78,316
Savings & Loans - 0 .10%
Flagstar Financial Inc 129,677 1,312
Semiconductors - 2 .01%
Allegro MicroSystems Inc
(d)
67,629 1,409
Amkor Technology Inc 49,313 1,255
Cirrus Logic Inc
(d)
23,240 2,552
IPG Photonics Corp
(d)
11,930 966
Lattice Semiconductor Corp
(d)
59,946 3,037
MACOM Technology Solutions Holdings Inc
(d)
25,126 2,824
MKS Instruments Inc 29,276 2,908
Onto Innovation Inc
(d)
21,489 4,262
Power Integrations Inc 24,727 1,494
Rambus Inc
(d)
46,853 2,241
Silicon Laboratories Inc
(d)
14,049 1,459
Synaptics Inc
(d)
17,186 1,180
$ 25,587
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 3 .55%
Altair Engineering Inc
(d)
25,856 $ 2,689
Appfolio Inc
(d)
10,010 2,081
Aspen Technology Inc
(d)
11,560 2,713
Blackbaud Inc
(d)
17,367 1,311
CommVault Systems Inc
(d)
19,020 2,971
Concentrix Corp 20,466 870
DocuSign Inc
(d)
88,819 6,162
Doximity Inc
(d)
54,459 2,273
Dropbox Inc - A Shares
(d)
103,230 2,669
Duolingo Inc
(d)
16,290 4,772
Dynatrace Inc
(d)
129,619 6,974
Manhattan Associates Inc
(d)
26,650 7,019
Teradata Corp
(d)
41,814 1,348
ZoomInfo Technologies Inc
(d)
125,559 1,387
$ 45,239
Telecommunications - 0 .70%
Ciena Corp
(d)
62,528 3,971
Frontier Communications Parent Inc
(d)
96,251 3,439
Iridium Communications Inc 51,510 1,511
$ 8,921
Toys, Games & Hobbies - 0 .24%
Mattel Inc
(d)
147,894 3,014
Transportation - 1 .91%
Kirby Corp
(d)
25,193 2,891
Knight-Swift Transportation Holdings Inc 70,429 3,668
Landstar System Inc 15,427 2,712
Ryder System Inc 18,833 2,755
Saia Inc
(d)
11,570 5,653
XPO Inc
(d)
50,644 6,610
$ 24,289
Trucking & Leasing - 0 .17%
GATX Corp 15,490 2,134
Water - 0 .33%
Essential Utilities Inc 109,551 4,229
TOTAL COMMON STOCKS $ 1,260,585
Total Investments $ 1,282,130
Other Assets and Liabilities -  (0.70)% (8,910)
TOTAL NET ASSETS - 100.00% $ 1,273,220
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,253 or
0.57% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,088 or 0.56% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 41,181 $ 346,912 $ 370,749 $ 17,344
$ 41,181 $ 346,912 $ 370,749 $ 17,344
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 1,446 $ — $ — $ —
$ 1,446 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2024 Long 40 $ 12,454 $ (174)
Total $ (174)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .10 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Russell Mid-Cap Value ETF 53,700 $ 7,007
Money Market Funds - 1 .85%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
1,112,476 1,112
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
51,595,408 51,595
$ 52,707
TOTAL INVESTMENT COMPANIES $ 59,714
COMMON STOCKS - 97 .90 % Shares Held Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The 13,947 $ 410
Omnicom Group Inc 7,145 722
$ 1,132
Aerospace & Defense - 0 .64%
Curtiss-Wright Corp 1,406 485
Hexcel Corp 3,020 177
Howmet Aerospace Inc 156,932 15,649
L3Harris Technologies Inc 6,985 1,729
Loar Holdings Inc
(d)
53 5
Spirit AeroSystems Holdings Inc
(d)
3,750 121
$ 18,166
Agriculture - 0 .06%
Archer-Daniels-Midland Co 17,616 973
Bunge Global SA 5,188 436
Darling Ingredients Inc
(d)
5,843 228
$ 1,637
Airlines - 0 .12%
Alaska Air Group Inc
(d)
4,656 223
American Airlines Group Inc
(d)
22,481 301
Delta Air Lines Inc 23,722 1,358
Southwest Airlines Co 22,144 677
United Airlines Holdings Inc
(d)
12,104 947
$ 3,506
Apparel - 0 .64%
Birkenstock Holding Plc
(d)
1,409 65
Capri Holdings Ltd
(d)
4,227 83
Carter's Inc 1,273 70
Columbia Sportswear Co 1,183 95
Crocs Inc
(d)
1,802 194
PVH Corp 2,040 201
Ralph Lauren Corp 83,384 16,505
Skechers USA Inc
(d)
4,465 274
Tapestry Inc 8,460 401
Under Armour Inc - Class A
(d)
7,071 61
Under Armour Inc - Class C
(d)
7,254 57
VF Corp 12,947 268
$ 18,274
Automobile Manufacturers - 0 .07%
Cummins Inc 5,033 1,656
Lucid Group Inc
(d)
35,594 78
Rivian Automotive Inc
(d),(e)
30,495 308
$ 2,042
Automobile Parts & Equipment - 1 .86%
Allison Transmission Holdings Inc 63,317 6,766
Aptiv PLC
(d)
269,069 15,291
BorgWarner Inc 901,888 30,330
Gentex Corp 8,548 259
Lear Corp 2,053 197
QuantumScape Corp
(d)
12,748 66
$ 52,909
Banks - 3 .64%
Bank of New York Mellon Corp/The 383,637 28,911
Bank OZK 3,927 172
BOK Financial Corp 815 87
Citizens Financial Group Inc 16,628 700
Columbia Banking System Inc 143,045 4,079
Comerica Inc 4,880 311
Commerce Bancshares Inc/MO 4,379 274
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Cullen/Frost Bankers Inc 2,164 $ 276
East West Bancorp Inc 5,079 495
Fifth Third Bancorp 25,232 1,102
First Citizens BancShares Inc/NC 442 856
First Hawaiian Inc 4,707 116
First Horizon Corp 221,733 3,843
FNB Corp/PA 13,201 191
Huntington Bancshares Inc/OH 1,538,205 23,981
KeyCorp 34,319 592
M&T Bank Corp 30,691 5,975
Northern Trust Corp 7,341 738
Pinnacle Financial Partners Inc 2,772 292
Popular Inc 2,332 208
Prosperity Bancshares Inc 365,609 26,762
Regions Financial Corp 33,857 808
State Street Corp 11,128 1,033
Synovus Financial Corp 5,375 268
Webster Financial Corp 6,293 326
Western Alliance Bancorp 3,944 328
Wintrust Financial Corp 2,397 278
Zions Bancorp NA 5,327 277
$ 103,279
Beverages - 0 .04%
Boston Beer Co Inc/The
(d)
258 75
Brown-Forman Corp - A Shares 1,745 76
Brown-Forman Corp - B Shares 6,351 280
Coca-Cola Consolidated Inc 222 250
Molson Coors Beverage Co 6,454 351
$ 1,032
Biotechnology - 1 .82%
Alnylam Pharmaceuticals Inc
(d)
24,910 6,641
Biogen Inc
(d)
5,369 934
BioMarin Pharmaceutical Inc
(d)
6,968 459
Bio-Rad Laboratories Inc
(d)
707 253
Certara Inc
(d)
4,299 44
Corteva Inc 25,761 1,569
Exelixis Inc
(d)
452,250 15,015
GRAIL Inc
(d),(e)
956 13
Illumina Inc
(d)
5,872 846
Incyte Corp
(d)
5,552 412
Ionis Pharmaceuticals Inc
(d)
477 18
Roivant Sciences Ltd
(d)
15,794 183
Royalty Pharma PLC 313,443 8,463
United Therapeutics Corp
(d)
44,910 16,795
$ 51,645
Building Materials - 1 .64%
Armstrong World Industries Inc 110,003 15,351
AZEK Co Inc/The
(d)
1,534 68
Builders FirstSource Inc
(d)
4,009 687
Carrier Global Corp 254,200 18,485
Eagle Materials Inc 25,710 7,339
Fortune Brands Innovations Inc 4,546 379
Hayward Holdings Inc
(d)
5,091 83
Louisiana-Pacific Corp 700 69
Martin Marietta Materials Inc 2,134 1,264
Masco Corp 8,129 650
MDU Resources Group Inc 7,537 217
Mohawk Industries Inc
(d)
1,925 259
Owens Corning 3,163 559
Simpson Manufacturing Co Inc 1,418 255
Vulcan Materials Co 3,628 994
$ 46,659
Chemicals - 4 .24%
Albemarle Corp 4,315 409
Ashland Inc 1,847 156
Axalta Coating Systems Ltd
(d)
743,434 28,191
Celanese Corp 2,997 378
CF Industries Holdings Inc 303,762 24,978
Chemours Co/The 4,914 89

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Dow Inc 25,938 $ 1,281
DuPont de Nemours Inc 15,413 1,279
Eastman Chemical Co 4,301 452
Element Solutions Inc 8,268 224
FMC Corp 4,578 298
Huntsman Corp 6,038 133
International Flavors & Fragrances Inc 9,454 940
LyondellBasell Industries NV 9,626 836
Mosaic Co/The 11,836 317
NewMarket Corp 13,231 6,946
Olin Corp 4,350 178
PPG Industries Inc 8,636 1,075
RPM International Inc 212,912 27,063
Westlake Corp 190,442 25,127
$ 120,350
Commercial Services - 4 .39%
ADT Inc 10,386 75
Affirm Holdings Inc
(d)
8,585 376
API Group Corp
(d)
8,402 287
Aramark 9,681 366
Avis Budget Group Inc 379 31
Block Inc
(d)
11,880 859
Bright Horizons Family Solutions Inc
(d)
1,802 240
Cintas Corp 27,516 5,663
Clarivate PLC
(d)
15,093 100
Dun & Bradstreet Holdings Inc 11,175 133
Equifax Inc 3,617 959
Euronet Worldwide Inc
(d)
108,136 10,648
FTI Consulting Inc
(d)
190,018 37,069
Global Payments Inc 153,410 15,910
Grand Canyon Education Inc
(d)
103,289 14,161
GXO Logistics Inc
(d)
4,315 258
H&R Block Inc 4,103 245
ManpowerGroup Inc 192,901 12,124
MarketAxess Holdings Inc 1,361 394
Quanta Services Inc 3,725 1,124
R1 RCM Inc
(d)
5,601 80
RB Global Inc 6,754 572
Robert Half Inc 3,752 256
Service Corp International/US 5,252 429
TransUnion 199,852 20,245
U-Haul Holding Co
(d)
156 11
U-Haul Holding Co 2,103 144
United Rentals Inc 1,856 1,509
Vestis Corp 5,179 70
WEX Inc
(d)
1,364 235
WillScot Holdings Corp
(d)
4,818 160
$ 124,733
Computers - 3 .91%
Amdocs Ltd 4,212 370
Amentum Holdings Inc
(d)
4,608 137
CACI International Inc
(d)
817 451
Cognizant Technology Solutions Corp 18,344 1,368
Crane NXT Co 1,812 98
DXC Technology Co
(d)
6,458 128
EPAM Systems Inc
(d)
1,924 363
Genpact Ltd 868,991 33,169
Globant SA
(d)
105,278 22,096
Hewlett Packard Enterprise Co 47,953 935
HP Inc 27,322 971
KBR Inc 4,471 300
Kyndryl Holdings Inc
(d)
8,438 193
Leidos Holdings Inc 151,566 27,761
Lumentum Holdings Inc
(d)
2,467 158
NetApp Inc 126,537 14,591
Parsons Corp
(d)
63,766 6,897
Pure Storage Inc
(d)
1,410 71
Science Applications International Corp 1,880 271
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Western Digital Corp
(d)
12,073 $ 789
$ 111,117
Consumer Products - 0 .80%
Avery Dennison Corp 93,645 19,387
Church & Dwight Co Inc 9,015 901
Reynolds Consumer Products Inc 89,340 2,408
Spectrum Brands Holdings Inc 976 87
$ 22,783
Cosmetics & Personal Care - 0 .07%
Coty Inc
(d)
14,103 105
Kenvue Inc 70,574 1,618
Perrigo Co PLC 5,009 129
$ 1,852
Distribution & Wholesale - 0 .35%
Core & Main Inc
(d)
2,433 108
Fastenal Co 104,507 8,171
LKQ Corp 9,742 358
SiteOne Landscape Supply Inc
(d)
1,041 145
Watsco Inc
(e)
1,270 601
WESCO International Inc 1,612 309
WW Grainger Inc 211 234
$ 9,926
Diversified Financial Services - 3 .20%
Affiliated Managers Group Inc 42,556 8,252
Air Lease Corp 3,854 171
Ally Financial Inc 8,763 307
Ameriprise Financial Inc 328 167
Cboe Global Markets Inc 77,764 16,608
Coinbase Global Inc
(d)
1,166 209
Credit Acceptance Corp
(d)
54 23
Discover Financial Services 28,598 4,245
Evercore Inc - Class A 1,322 349
Franklin Resources Inc 10,537 219
Houlihan Lokey Inc 1,758 304
Interactive Brokers Group Inc - A Shares 3,909 596
Invesco Ltd 13,522 234
Janus Henderson Group PLC 4,795 198
Jefferies Financial Group Inc 4,651 298
Lazard Inc 257 14
Nasdaq Inc 15,169 1,121
OneMain Holdings Inc 4,147 206
Raymond James Financial Inc 6,979 1,034
Rocket Cos Inc
(d)
4,927 79
SEI Investments Co 3,710 277
SLM Corp 8,013 177
SoFi Technologies Inc
(d)
32,109 359
Stifel Financial Corp 158,778 16,453
Synchrony Financial 14,545 802
T Rowe Price Group Inc 199,602 21,928
TPG Inc 2,335 158
Tradeweb Markets Inc 2,566 326
UWM Holdings Corp 1,381 9
Virtu Financial Inc 390,864 12,101
Voya Financial Inc 3,753 301
Western Union Co/The 299,518 3,223
XP Inc 13,572 237
$ 90,985
Electric - 4 .12%
AES Corp/The 26,286 434
Alliant Energy Corp 768,772 46,126
Ameren Corp 9,839 857
Avangrid Inc 2,524 90
Brookfield Renewable Corp 4,994 153
CenterPoint Energy Inc 23,429 692
Clearway Energy Inc - Class A 1,299 35
Clearway Energy Inc - Class C 2,930 83
CMS Energy Corp 11,009 766
Consolidated Edison Inc 40,107 4,078
DTE Energy Co 7,636 949

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 14,021 $ 1,155
Entergy Corp 7,877 1,219
Evergy Inc 134,033 8,101
Eversource Energy 12,957 853
Exelon Corp 110,798 4,354
FirstEnergy Corp 21,255 889
IDACORP Inc 1,873 194
NRG Energy Inc 154,043 13,926
OGE Energy Corp 7,382 295
PG&E Corp 78,783 1,593
Pinnacle West Capital Corp 4,175 367
PPL Corp 27,217 886
Public Service Enterprise Group Inc 53,704 4,801
WEC Energy Group Inc 11,648 1,113
Xcel Energy Inc 343,418 22,944
$ 116,953
Electrical Components & Equipment - 0 .09%
Acuity Brands Inc 1,134 341
AMETEK Inc 8,503 1,559
Generac Holdings Inc
(d)
1,109 184
Littelfuse Inc 897 219
Universal Display Corp 859 155
$ 2,458
Electronics - 1 .94%
Allegion plc 3,202 447
Arrow Electronics Inc
(d)
1,955 232
Avnet Inc 3,329 180
Coherent Corp
(d)
4,867 450
Flex Ltd
(d)
380,000 13,175
Fortive Corp 12,954 925
Garmin Ltd 5,709 1,132
Hubbell Inc 23,279 9,941
Jabil Inc 3,761 463
Keysight Technologies Inc
(d)
6,425 957
Mettler-Toledo International Inc
(d)
780 1,008
nVent Electric PLC 6,089 454
Sensata Technologies Holding PLC 5,506 189
TD SYNNEX Corp 2,754 318
Trimble Inc
(d)
409,301 24,763
Vontier Corp 5,731 213
Woodward Inc 2,225 365
$ 55,212
Energy - Alternate Sources - 0 .03%
First Solar Inc
(d)
3,918 762
Engineering & Construction - 1 .09%
AECOM 127,040 13,568
EMCOR Group Inc 36,156 16,128
Jacobs Solutions Inc 4,588 645
MasTec Inc
(d)
2,282 280
TopBuild Corp
(d)
1,077 381
$ 31,002
Entertainment - 0 .04%
Caesars Entertainment Inc
(d)
7,942 318
Liberty Media Corp-Liberty Live - A Shares
(d)
707 40
Liberty Media Corp-Liberty Live - C Shares
(d)
1,664 97
Madison Square Garden Sports Corp
(d)
634 141
Marriott Vacations Worldwide Corp 1,249 96
Penn Entertainment Inc
(d)
5,567 110
TKO Group Holdings Inc
(d)
2,482 290
Vail Resorts Inc 216 36
$ 1,128
Environmental Control - 0 .49%
Clean Harbors Inc
(d)
1,870 433
Pentair PLC 6,088 603
Republic Services Inc 59,600 11,801
Stericycle Inc
(d)
3,380 208
Tetra Tech Inc 7,756 379
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Veralto Corp 5,001 $ 511
$ 13,935
Food - 2 .39%
Albertsons Cos Inc 15,343 278
Campbell Soup Co 61,507 2,870
Conagra Brands Inc 17,653 511
Flowers Foods Inc 6,925 154
General Mills Inc 58,202 3,959
Grocery Outlet Holding Corp
(d)
3,834 55
Hershey Co/The 4,627 822
Hormel Foods Corp 10,723 328
Ingredion Inc 2,390 317
J M Smucker Co/The 3,790 430
Kellanova 9,693 782
Kroger Co/The 24,452 1,364
Lamb Weston Holdings Inc 3,582 278
McCormick & Co Inc/MD 9,312 729
Performance Food Group Co
(d)
162,819 13,228
Pilgrim's Pride Corp
(d)
1,342 65
Post Holdings Inc
(d)
1,817 198
Seaboard Corp 11 30
Sysco Corp 6,967 522
Tyson Foods Inc 10,402 609
US Foods Holding Corp
(d)
655,963 40,440
$ 67,969
Forest Products & Paper - 0 .02%
International Paper Co 12,819 712
Gas - 0 .06%
Atmos Energy Corp 5,545 770
National Fuel Gas Co 3,360 203
NiSource Inc 16,626 585
UGI Corp 7,787 186
$ 1,744
Hand & Machine Tools - 1 .37%
Lincoln Electric Holdings Inc 81,070 15,611
MSA Safety Inc 1,365 226
Regal Rexnord Corp 130,853 21,792
Snap-on Inc 1,912 631
Stanley Black & Decker Inc 5,666 527
$ 38,787
Healthcare - Products - 3 .35%
10X Genomics Inc
(d)
1,234 20
Agilent Technologies Inc 157,888 20,575
Align Technology Inc
(d)
1,145 235
Avantor Inc
(d)
25,142 562
Azenta Inc
(d)
1,951 80
Baxter International Inc 18,869 674
Bio-Techne Corp 5,723 422
Bruker Corp 1,428 81
Cooper Cos Inc/The
(d)
289,506 30,305
DENTSPLY SIRONA Inc 7,499 174
Enovis Corp
(d)
1,935 80
Envista Holdings Corp
(d)
6,350 133
Exact Sciences Corp
(d)
4,055 280
GE HealthCare Technologies Inc 14,728 1,287
Globus Medical Inc
(d)
4,113 302
Hologic Inc
(d)
339,222 27,433
Masimo Corp
(d)
740 107
QIAGEN NV
(d)
8,287 349
QuidelOrtho Corp
(d)
1,931 73
Repligen Corp
(d)
1,764 237
ResMed Inc 3,906 947
Revvity Inc 4,528 537
Solventum Corp
(d)
5,100 370
STERIS PLC 3,641 808
Teleflex Inc 1,742 350
Waters Corp
(d)
846 273
West Pharmaceutical Services Inc 1,052 324

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Zimmer Biomet Holdings Inc 75,951 $ 8,120
$ 95,138
Healthcare - Services - 3 .15%
Acadia Healthcare Co Inc
(d)
3,336 142
Amedisys Inc
(d)
1,186 112
Catalent Inc
(d)
6,677 391
Centene Corp
(d)
19,365 1,206
Charles River Laboratories International Inc
(d)
1,889 337
Chemed Corp 493 266
Encompass Health Corp 34,458 3,427
Fortrea Holdings Inc
(d)
3,183 54
Humana Inc 4,445 1,146
ICON PLC
(d)
92,100 20,456
IQVIA Holdings Inc
(d)
5,892 1,213
Labcorp Holdings Inc 3,106 709
Molina Healthcare Inc
(d)
785 252
Quest Diagnostics Inc 246,980 38,240
Sotera Health Co
(d)
5,375 84
Tenet Healthcare Corp
(d)
86,345 13,386
Universal Health Services Inc 39,248 8,019
$ 89,440
Home Builders - 0 .34%
DR Horton Inc 10,922 1,846
Lennar Corp - A Shares 8,768 1,493
Lennar Corp - B Shares 406 65
NVR Inc
(d)
106 970
PulteGroup Inc 34,564 4,477
Thor Industries Inc 1,847 192
Toll Brothers Inc 3,768 552
$ 9,595
Home Furnishings - 0 .02%
Dolby Laboratories Inc 2,161 158
Leggett & Platt Inc 5,258 63
SharkNinja Inc 1,968 181
Whirlpool Corp 1,962 203
$ 605
Housewares - 0 .01%
Newell Brands Inc 15,328 135
Scotts Miracle-Gro Co/The 1,570 136
$ 271
Insurance - 8 .89%
Aflac Inc 65,673 6,882
Allstate Corp/The 8,166 1,523
American Financial Group Inc/OH 227,621 29,347
Arch Capital Group Ltd
(d)
159,135 15,684
Arthur J Gallagher & Co 7,399 2,081
Assurant Inc 1,923 369
Assured Guaranty Ltd 1,922 160
Axis Capital Holdings Ltd 188,163 14,725
Brighthouse Financial Inc
(d)
2,211 105
Brown & Brown Inc 56,467 5,909
Cincinnati Financial Corp 5,643 795
CNA Financial Corp 780 37
Corebridge Financial Inc 9,451 300
Everest Group Ltd 15,020 5,341
Fidelity National Financial Inc 520,493 31,318
First American Financial Corp 3,666 235
Globe Life Inc 3,291 348
Hanover Insurance Group Inc/The 1,318 196
Hartford Financial Services Group Inc/The 304,401 33,618
Kemper Corp 2,239 139
Lincoln National Corp 6,272 218
Loews Corp 6,601 521
Markel Group Inc
(d)
361 557
MGIC Investment Corp 593,302 14,856
Old Republic International Corp 791,878 27,661
Primerica Inc 24,296 6,725
Prudential Financial Inc 13,234 1,621
Reinsurance Group of America Inc 2,431 513
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
RenaissanceRe Holdings Ltd 1,883 $ 494
RLI Corp 26,870 4,191
Unum Group 6,855 440
W R Berkley Corp 10,854 621
White Mountains Insurance Group Ltd 93 167
Willis Towers Watson PLC 148,077 44,747
$ 252,444
Internet - 1 .81%
CDW Corp/DE 2,471 465
eBay Inc 385,653 22,179
Etsy Inc
(d)
1,451 75
Expedia Group Inc
(d)
157,500 24,619
F5 Inc
(d)
2,160 505
Gen Digital Inc 20,173 587
IAC Inc
(d)
2,749 132
Lyft Inc
(d)
4,209 54
Maplebear Inc
(d)
6,343 280
Match Group Inc
(d)
9,537 344
Okta Inc
(d)
3,268 235
Robinhood Markets Inc
(d)
24,606 578
Roku Inc
(d)
3,945 253
TripAdvisor Inc
(d)
4,043 65
Trump Media & Technology Group Corp
(d),(e)
767 27
VeriSign Inc
(d)
2,931 518
Wayfair Inc
(d)
3,409 146
Zillow Group Inc - A Shares
(d)
1,739 101
Zillow Group Inc - C Shares
(d)
5,845 351
$ 51,514
Iron & Steel - 0 .12%
ATI Inc
(d)
4,537 239
Cleveland-Cliffs Inc
(d)
11,456 148
Nucor Corp 8,825 1,252
Reliance Inc 2,110 604
Steel Dynamics Inc 5,478 715
United States Steel Corp 8,232 320
$ 3,278
Leisure Products & Services - 0 .32%
Amer Sports Inc
(d)
2,083 37
Brunswick Corp/DE 2,502 200
Carnival Corp
(d)
329,429 7,247
Harley-Davidson Inc 4,473 143
Planet Fitness Inc
(d)
1,471 116
Polaris Inc 1,905 133
Royal Caribbean Cruises Ltd 5,706 1,178
YETI Holdings Inc
(d)
2,140 75
$ 9,129
Lodging - 0 .53%
Boyd Gaming Corp 2,538 176
Choice Hotels International Inc 157 22
Hilton Worldwide Holdings Inc 58,403 13,716
Hyatt Hotels Corp 1,382 201
MGM Resorts International
(d)
8,672 320
Travel + Leisure Co 2,436 116
Wyndham Hotels & Resorts Inc 2,617 231
Wynn Resorts Ltd 3,468 333
$ 15,115
Machinery - Construction & Mining - 0 .02%
BWX Technologies Inc 2,652 323
Oshkosh Corp 2,380 243
$ 566
Machinery - Diversified - 2 .60%
AGCO Corp 229,267 22,890
CNH Industrial NV 32,338 363
Cognex Corp 5,995 241
Crane Co 1,809 285
Dover Corp 5,052 956
Esab Corp 2,055 253
Flowserve Corp 4,832 254

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Gates Industrial Corp PLC
(d)
7,572 $ 147
Graco Inc 6,165 502
IDEX Corp 2,799 601
Ingersoll Rand Inc 14,855 1,426
Middleby Corp/The
(d)
206,968 26,844
Nordson Corp 2,097 520
Otis Worldwide Corp 14,873 1,461
Rockwell Automation Inc 3,845 1,025
Toro Co/The 3,833 308
Westinghouse Air Brake Technologies Corp 6,454 1,213
Xylem Inc/NY 118,901 14,480
$ 73,769
Media - 0 .52%
Charter Communications Inc
(d)
3,457 1,133
FactSet Research Systems Inc 909 413
Fox Corp - A Shares 8,522 358
Fox Corp - B Shares 4,906 191
Liberty Broadband Corp - A Shares
(d)
468 38
Liberty Broadband Corp - C Shares
(d)
3,091 250
Liberty Global Ltd - A Shares
(d)
6,129 121
Liberty Global Ltd - C Shares
(d)
5,920 122
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
531 39
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,890 390
New York Times Co/The 176,666 9,865
News Corp - A Shares 14,088 384
News Corp - B Shares 4,201 122
Nexstar Media Group Inc 703 124
Paramount Global - Class A
(e)
472 10
Paramount Global - Class B 21,906 240
Sirius XM Holdings Inc 9,056 241
Warner Bros Discovery Inc
(d)
89,771 730
$ 14,771
Metal Fabrication & Hardware - 0 .03%
Advanced Drainage Systems Inc 1,609 241
RBC Bearings Inc
(d)
1,045 293
Timken Co/The 2,350 195
Valmont Industries Inc 729 227
$ 956
Mining - 1 .23%
Alcoa Corp 9,238 371
Franco-Nevada Corp 257,100 34,107
MP Materials Corp
(d),(e)
4,678 84
Royal Gold Inc 2,397 350
$ 34,912
Miscellaneous Manufacturers - 1 .12%
A O Smith Corp 29,053 2,182
Carlisle Cos Inc 1,462 617
Donaldson Co Inc 4,413 323
ITT Inc 3,016 423
Teledyne Technologies Inc
(d)
1,702 775
Textron Inc 343,334 27,611
$ 31,931
Office & Business Equipment - 0 .89%
Zebra Technologies Corp
(d)
66,183 25,280
Oil & Gas - 2 .95%
Antero Resources Corp
(d)
10,728 278
APA Corp 13,392 316
Chord Energy Corp 179,273 22,427
Civitas Resources Inc 2,678 131
Coterra Energy Inc 1,152,304 27,563
Devon Energy Corp 719,074 27,813
Diamondback Energy Inc 6,954 1,229
EQT Corp 20,433 747
Expand Energy Corp 8,346 707
Hess Corp 3,620 487
HF Sinclair Corp 5,858 226
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Marathon Oil Corp 20,750 $ 575
Matador Resources Co 3,987 208
Ovintiv Inc 9,769 383
Permian Resources Corp 19,113 260
Range Resources Corp 8,762 263
Viper Energy Inc 2,652 138
$ 83,751
Oil & Gas Services - 1 .95%
Baker Hughes Co 1,040,248 39,613
Halliburton Co 32,490 901
NOV Inc 14,574 226
TechnipFMC PLC 547,242 14,606
$ 55,346
Packaging & Containers - 3 .46%
Amcor PLC 53,347 594
AptarGroup Inc 146,939 24,673
Ardagh Group SA
(d),(f)
901 —
Ball Corp 11,339 672
Berry Global Group Inc 4,259 300
Crown Holdings Inc 417,298 39,038
Graphic Packaging Holding Co 11,021 311
Packaging Corp of America 136,376 31,222
Sealed Air Corp 5,085 184
Silgan Holdings Inc 3,063 158
Smurfit WestRock PLC 19,097 983
Sonoco Products Co 3,592 189
$ 98,324
Pharmaceuticals - 0 .08%
BellRing Brands Inc
(d)
4,794 316
Cardinal Health Inc 3,631 394
Elanco Animal Health Inc
(d)
18,226 230
Henry Schein Inc
(d)
4,700 330
Jazz Pharmaceuticals PLC
(d)
2,279 251
Organon & Co 9,506 178
Premier Inc 3,721 75
Viatris Inc 44,014 511
$ 2,285
Pipelines - 0 .73%
Antero Midstream Corp 617,194 8,869
Cheniere Energy Inc 4,127 790
DT Midstream Inc 55,692 5,020
Kinder Morgan Inc 71,446 1,751
New Fortress Energy Inc
(e)
1,091 9
ONEOK Inc 21,506 2,084
Williams Cos Inc/The 44,853 2,349
$ 20,872
Private Equity - 0 .01%
Carlyle Group Inc/The 8,086 405
Real Estate - 0 .38%
CBRE Group Inc
(d)
11,274 1,477
CoStar Group Inc
(d)
14,959 1,089
Howard Hughes Holdings Inc
(d)
1,113 85
Jones Lang LaSalle Inc
(d)
29,519 7,998
Seaport Entertainment Group Inc
(d)
455 12
$ 10,661
REITs - 10 .08%
AGNC Investment Corp 27,416 255
Agree Realty Corp 3,635 270
Alexandria Real Estate Equities Inc 177,090 19,755
American Homes 4 Rent 12,494 440
Americold Realty Trust Inc 10,508 270
Annaly Capital Management Inc 18,538 352
AvalonBay Communities Inc 5,227 1,158
Brixmor Property Group Inc 11,083 299
BXP Inc 5,790 466
Camden Property Trust 282,200 32,676
Cousins Properties Inc 5,598 171
Crown Castle Inc 16,024 1,722

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CubeSmart 8,265 $ 395
Digital Realty Trust Inc 11,894 2,120
EastGroup Properties Inc 1,786 306
EPR Properties 93,077 4,223
Equity LifeStyle Properties Inc 305,295 21,407
Equity Residential 150,281 10,575
Essex Property Trust Inc 2,348 666
Extra Space Storage Inc 7,725 1,261
Federal Realty Investment Trust 3,017 334
First Industrial Realty Trust Inc 4,861 255
Gaming and Leisure Properties Inc 9,628 483
Healthcare Realty Trust Inc 14,074 242
Healthpeak Properties Inc 25,849 580
Highwoods Properties Inc 3,853 129
Host Hotels & Resorts Inc 25,834 445
Invitation Homes Inc 22,527 708
Iron Mountain Inc 4,597 569
Kilroy Realty Corp 4,318 174
Kimco Realty Corp 24,418 579
Lamar Advertising Co 356,920 47,114
Lineage Inc 220,678 16,339
Medical Properties Trust Inc 21,947 102
Mid-America Apartment Communities Inc 4,269 646
National Storage Affiliates Trust 2,458 104
NNN REIT Inc 889,986 38,661
Omega Healthcare Investors Inc 136,684 5,805
Park Hotels & Resorts Inc 389,465 5,410
Rayonier Inc 5,460 171
Realty Income Corp 32,122 1,907
Regency Centers Corp 6,782 485
Rexford Industrial Realty Inc 7,964 342
Rithm Capital Corp 18,989 201
SBA Communications Corp 115,465 26,496
Simon Property Group Inc 108,039 18,271
STAG Industrial Inc 6,676 249
Starwood Property Trust Inc 11,608 229
Sun Communities Inc 4,537 602
UDR Inc 12,068 509
Ventas Inc 14,851 973
VICI Properties Inc 529,652 16,822
Vornado Realty Trust 6,462 268
Weyerhaeuser Co 26,864 837
WP Carey Inc 8,004 446
$ 286,274
Retail - 5 .50%
Advance Auto Parts Inc 2,119 76
AutoNation Inc
(d)
941 146
Bath & Body Works Inc 8,314 236
Best Buy Co Inc 7,960 720
BJ's Wholesale Club Holdings Inc
(d)
454,355 38,497
CarMax Inc
(d)
5,387 390
Carvana Co
(d)
2,602 644
Casey's General Stores Inc 1,127 444
Darden Restaurants Inc 80,276 12,846
Dick's Sporting Goods Inc 11,611 2,273
Dillard's Inc
(e)
115 43
Dollar General Corp 8,113 649
Dollar Tree Inc
(d)
7,503 485
Domino's Pizza Inc 826 342
Dutch Bros Inc
(d)
2,362 78
Ferguson Enterprises Inc 6,969 1,371
Five Below Inc
(d)
402 38
Floor & Decor Holdings Inc
(d)
2,431 251
Freshpet Inc
(d)
1,174 156
GameStop Corp
(d)
13,897 308
Gap Inc/The 7,416 154
Genuine Parts Co 5,122 588
Kohl's Corp
(e)
3,945 73
Lithia Motors Inc 997 331
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Macy's Inc 10,118 $ 155
MSC Industrial Direct Co Inc 1,697 134
Nordstrom Inc 3,574 81
Ollie's Bargain Outlet Holdings Inc
(d)
78,029 7,166
Penske Automotive Group Inc 683 103
RH
(d)
444 141
Ross Stores Inc 333,025 46,530
Target Corp 231,300 34,704
Ulta Beauty Inc
(d)
235 87
Walgreens Boots Alliance Inc 26,518 251
Wendy's Co/The 3,467 66
Williams-Sonoma Inc 1,911 256
Yum! Brands Inc 41,100 5,390
$ 156,203
Savings & Loans - 0 .00%
TFS Financial Corp 1,810 23
Semiconductors - 2 .01%
Allegro MicroSystems Inc
(d)
4,540 95
Amkor Technology Inc 4,166 106
Astera Labs Inc
(d)
755 53
Cirrus Logic Inc
(d)
105,641 11,602
GLOBALFOUNDRIES Inc
(d)
3,633 133
IPG Photonics Corp
(d)
992 80
Lattice Semiconductor Corp
(d)
659 33
MACOM Technology Solutions Holdings Inc
(d)
2,052 231
Microchip Technology Inc 19,543 1,434
MKS Instruments Inc 207,692 20,630
ON Semiconductor Corp
(d)
303,822 21,416
Onto Innovation Inc
(d)
1,344 266
Qorvo Inc
(d)
3,490 249
Skyworks Solutions Inc 5,922 519
Teradyne Inc 501 53
Wolfspeed Inc
(d)
4,461 59
$ 56,959
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,456 269
Software - 1 .65%
Akamai Technologies Inc
(d)
247,049 24,972
ANSYS Inc
(d)
3,214 1,030
Aspen Technology Inc
(d)
990 232
BILL Holdings Inc
(d)
2,842 166
Broadridge Financial Solutions Inc 370 78
CCC Intelligent Solutions Holdings Inc
(d)
16,705 174
Concentrix Corp 1,690 72
Dayforce Inc
(d)
4,992 354
DoubleVerify Holdings Inc
(d)
2,369 40
Doximity Inc
(d)
4,192 175
Dropbox Inc - A Shares
(d)
6,187 160
Electronic Arts Inc 43,592 6,576
Fair Isaac Corp
(d)
135 269
Fidelity National Information Services Inc 20,716 1,859
Guidewire Software Inc
(d)
1,648 307
HashiCorp Inc
(d)
1,103 37
Informatica Inc
(d)
2,564 70
Jack Henry & Associates Inc 2,680 487
Manhattan Associates Inc
(d)
9,033 2,379
MicroStrategy Inc
(d)
5,414 1,324
MSCI Inc 1,196 683
nCino Inc
(d)
1,119 42
Nutanix Inc
(d)
6,412 398
Paychex Inc 7,612 1,060
Paycom Software Inc 698 146
Paycor HCM Inc
(d)
2,345 35
Playtika Holding Corp 2,524 20
PTC Inc
(d)
1,717 318
SentinelOne Inc
(d)
8,553 221
SS&C Technologies Holdings Inc 7,938 555
Take-Two Interactive Software Inc
(d)
6,361 1,029
Twilio Inc
(d)
5,080 410

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tyler Technologies Inc
(d)
236 $ 143
UiPath Inc
(d)
2,241 28
Unity Software Inc
(d)
6,111 123
Zoom Video Communications Inc
(d)
9,711 726
ZoomInfo Technologies Inc
(d)
11,531 127
$ 46,825
Telecommunications - 1 .34%
Ciena Corp
(d)
5,300 337
Corning Inc 359,168 17,092
Frontier Communications Parent Inc
(d)
9,071 324
Iridium Communications Inc 3,877 114
Juniper Networks Inc 12,081 470
Motorola Solutions Inc 43,700 19,636
Ubiquiti Inc 89 24
$ 37,997
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 657 43
Mattel Inc
(d)
12,678 259
$ 302
Transportation - 2 .71%
CH Robinson Worldwide Inc 4,303 443
Expeditors International of Washington Inc 4,345 517
JB Hunt Transport Services Inc 159,239 28,762
Kirby Corp
(d)
2,132 245
Knight-Swift Transportation Holdings Inc 506,666 26,387
Landstar System Inc 114,412 20,110
Ryder System Inc 1,557 228
Saia Inc
(d)
408 199
Schneider National Inc 1,760 50
$ 76,941
Water - 0 .91%
American Water Works Co Inc 184,300 25,454
Essential Utilities Inc 9,307 359
$ 25,813
TOTAL COMMON STOCKS $ 2,780,653
Total Investments $ 2,840,367
Other Assets and Liabilities -  0.00% (24)
TOTAL NET ASSETS - 100.00% $ 2,840,343
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,112 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,058 or 0.04% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 70,147 $ 1,376,867 $ 1,395,419 $ 51,595
$ 70,147 $ 1,376,867 $ 1,395,419 $ 51,595
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 3,795 $ — $ — $ —
$ 3,795 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2024 Long 50 $ 15,568 $ (220)
Total $ (220)
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 3 .61 % Shares Held Value (000's)
Money Market Funds - 3 .61%
DWS Government Money Market Series -
Institutional Class 4.80%
(a)
11,990,000 $ 11,990
Goldman Sachs Financial Square Government Fund
- Institutional Class 4.78%
(a)
8,450,000 8,450
Invesco Government & Agency Portfolio -
Institutional Class 4.77%
(a)
9,280,000 9,280
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 4.79%
(a)
8,180,000 8,180
$ 37,900
TOTAL INVESTMENT COMPANIES $ 37,900
BONDS - 5 .99%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 1 .53%
AmeriCredit Automobile Receivables Trust 2024-1
5.62%, 06/18/2025 $ 157 $ 157
ARI Fleet Lease Trust 2024-A
5.57%, 03/14/2025
(b)
745 746
BofA Auto Trust 2024-1
5.56%, 05/15/2025
(b)
641 641
Carmax Auto Owner Trust 2024-3
5.44%, 08/15/2025 2,704 2,704
Chase Auto Owner Trust 2024-5
5.00%, 09/25/2025
(b)
3,716 3,716
Enterprise Fleet Financing 2024-2 LLC
5.61%, 05/20/2025
(b)
1,873 1,873
Enterprise Fleet Financing 2024-4 LLC
4.72%, 10/21/2025
(b)
6,000 6,000
Volkswagen Auto Lease Trust 2024-A
5.52%, 03/20/2025 228 228
$ 16,065
Insurance - 1 .62%
Met Life
5.42%, 08/18/2025 9,000 9,000
New York Life
5.15%, 07/22/2025 8,000 8,000
$ 17,000
Other Asset Backed Securities - 2 .84%
Dell Equipment Finance Trust 2024-1
5.57%, 04/22/2025
(b)
2,210 2,210
Dllad 2024-1 LLC
5.54%, 05/20/2025
(b)
1,177 1,177
DLLMT 2024-1 LLC
5.35%, 08/20/2025
(b)
4,610 4,610
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.55%, 02/18/2025
(b)
453 453
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2
5.46%, 08/15/2025
(b)
2,714 2,714
HPEFS Equipment Trust 2024-2
5.63%, 06/20/2025
(b)
2,767 2,766
M&T Equipment 2024-LEAF1 Notes
5.39%, 08/18/2025
(b)
3,914 3,914
PEAC Solutions Receivables 2024-1 LLC
5.72%, 06/20/2025
(b)
2,296 2,296
PEAC Solutions Receivables 2024-2 LLC
4.81%, 10/20/2025
(b)
4,848 4,848
Volvo Financial Equipment LLC Series 2024-1
5.07%, 09/15/2025
(b)
4,810 4,810
$ 29,798
TOTAL BONDS $ 62,863
MUNICIPAL BONDS - 2 .86%
Principal
Amount (000's) Value (000's)
Colorado - 0 .27%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
4.88%, 11/07/2024
(c),(d)
$ 2,830 $ 2,830
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia - 0 .72%
Development Authority Of Greene County (credit
support from US Bank )
4.90%, 11/07/2024
(c),(d)
$ 3,000 $ 3,000
Valdosta-Lowndes County Industrial Development
Authority (credit support from Wells Fargo )
4.85%, 11/07/2024
(c),(d)
4,555 4,555
$ 7,555
Maryland - 0 .73%
City of Baltimore MD (credit support from Toronto
Dominion Bank )
4.85%, 11/07/2024
(c),(d)
7,660 7,660
New York - 0 .46%
New York City Housing Development Corp (credit
support from Fannie Mae )
4.82%, 11/07/2024
(c),(d)
900 900
4.84%, 11/07/2024
(c),(d)
3,900 3,900
$ 4,800
Virginia - 0 .09%
Newport News Economic Development
Authority (credit support from JPMorgan Chase &
Co )
4.88%, 11/07/2024
(c),(d)
1,000 1,000
Washington - 0 .59%
Washington State Housing Finance
Commission (credit support from Federal Home
Loan Bank )
4.90%, 11/07/2024
(c),(d)
4,600 4,600
4.90%, 11/07/2024
(c),(d)
1,545 1,545
$ 6,145
TOTAL MUNICIPAL BONDS $ 29,990
COMMERCIAL PAPER - 73 .05%
Principal
Amount (000's) Value (000's)
Agriculture - 1 .04%
Archer-Daniels-Midland Co
4.81%, 11/21/2024
(b)
$ 5,000 $ 4,986
4.82%, 12/05/2024
(b)
6,000 5,973
$ 10,959
Automobile Manufacturers - 6 .19%
Cummins Inc
4.81%, 11/14/2024
(b)
5,500 5,490
4.82%, 11/13/2024
(b)
6,000 5,990
4.84%, 11/20/2024
(b)
6,050 6,034
Mercedes-Benz Finance North America LLC (credit
support from Mercedes Benz Group AG )
4.75%, 12/11/2024
(b),(c)
5,000 4,974
4.78%, 11/19/2024
(b),(c)
5,500 5,487
PACCAR Financial Corp (credit support from
Paccar Inc )
4.77%, 11/25/2024
(c)
5,000 4,984
Toyota Credit de Puerto Rico Corp (credit support
from Toyota Financial Services )
4.70%, 03/17/2025
(c)
4,000 3,929
4.72%, 02/18/2025
(c)
4,000 3,943
4.89%, 01/27/2025
(c)
3,000 2,965
4.91%, 01/21/2025
(c)
3,000 2,967
Volvo Treasury North America LP (credit support
from AB Volvo )
4.75%, 11/29/2024
(b),(c)
6,000 5,978
4.84%, 11/04/2024
(b),(c)
5,000 4,998
4.84%, 11/12/2024
(b),(c)
6,000 5,991
4.85%, 11/15/2024
(b),(c)
1,250 1,248
$ 64,978
Banks - 11 .57%
Barclays Bank PLC
4.66%, 12/27/2024
(b)
6,500 6,453
4.73%, 12/24/2024
(b)
6,500 6,455
4.85%, 11/05/2024
(b)
6,000 5,997

Schedule of Investments
Money Market Fund
October 31, 2024
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays Bank PLC (continued)
4.85%, 11/06/2024
(b)
$ 6,000 $ 5,996
Canadian Imperial Bank of Commerce
4.83%, 11/01/2024
(b),(e)
6,000 6,000
4.84%, 11/07/2024
(b),(e)
4,750 4,746
4.85%, 11/05/2024
(b),(e)
5,040 5,037
DBS Bank Ltd
4.76%, 11/27/2024
(b),(e)
4,000 3,986
4.82%, 11/12/2024
(b),(e)
5,600 5,592
DNB Bank ASA
4.69%, 01/02/2025
(b),(e)
2,800 2,777
HSBC USA Inc
4.83%, 12/17/2024
(b)
4,000 3,975
4.86%, 11/27/2024
(b)
5,000 4,982
5.34%, 11/12/2024
(b)
4,500 4,493
ING US Funding LLC (credit support from ING
Bank )
4.78%, 11/27/2024
(b),(c)
1,150 1,145
MUFG Bank Ltd/New York NY
4.70%, 12/16/2024 5,000 4,971
4.73%, 12/24/2024 6,000 5,958
Oversea-Chinese Banking Corp Ltd
4.68%, 01/02/2025
(b),(e)
7,000 6,944
Sheffield Receivables Co LLC
4.71%, 02/03/2025
(b)
5,000 4,939
4.79%, 11/08/2024
(b)
5,500 5,495
Societe Generale SA
4.82%, 11/01/2024
(b),(e)
12,000 12,000
United Overseas Bank Ltd
4.75%, 11/26/2024
(b),(e)
7,500 7,475
4.80%, 11/18/2024
(b),(e)
6,100 6,086
$ 121,502
Beverages - 1 .62%
Brown-Forman Corp
4.80%, 12/18/2024
(b)
3,900 3,876
4.80%, 12/19/2024
(b)
1,900 1,888
4.86%, 11/06/2024
(b)
5,300 5,296
4.90%, 11/20/2024
(b)
6,000 5,984
$ 17,044
Commercial Services - 1 .84%
Experian Finance PLC (credit support from
Experian PLC )
4.83%, 12/03/2024
(b),(c)
4,000 3,983
4.85%, 11/18/2024
(b),(c)
5,000 4,988
4.85%, 11/20/2024
(b),(c)
4,000 3,990
4.85%, 11/22/2024
(b),(c)
6,400 6,382
$ 19,343
Diversified Financial Services - 27 .76%
AllianceBernstein LP
4.88%, 11/13/2024
(b)
5,500 5,491
4.92%, 11/15/2024
(b)
6,000 5,988
Anglesea Funding LLC
4.84%, 11/05/2024
(b)
6,000 5,997
4.84%, 11/07/2024
(b)
6,500 6,495
BofA Securities Inc
4.75%, 11/29/2024 6,000 5,978
5.15%, 11/18/2024 6,000 5,985
Cabot Trail Funding LLC
4.68%, 01/28/2025
(b)
5,500 5,437
4.70%, 02/05/2025
(b)
4,700 4,641
4.80%, 11/22/2024
(b)
6,000 5,983
4.84%, 11/15/2024
(b)
2,600 2,595
Chesham Finance Ltd / Chesham Finance LLC
4.83%, 11/01/2024
(b)
20,000 20,000
Citigroup Global Markets Inc
4.65%, 12/23/2024
(b)
3,335 3,313
CRC Funding LLC
4.82%, 11/05/2024
(b)
6,000 5,997
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
DCAT LLC
4.82%, 11/14/2024 $ 5,500 $ 5,490
4.83%, 11/13/2024 5,500 5,491
4.85%, 11/06/2024 3,600 3,598
4.86%, 11/04/2024 5,000 4,998
4.86%, 11/07/2024 5,500 5,496
Glencove Funding LLC
4.76%, 12/18/2024
(b)
6,000 5,963
4.79%, 12/20/2024
(b)
1,700 1,689
5.02%, 12/10/2024
(b)
5,000 4,973
5.03%, 12/09/2024
(b)
4,000 3,979
5.10%, 12/02/2024
(b)
6,000 5,974
Gotham Funding Corp
4.70%, 01/02/2025
(b)
6,000 5,951
4.85%, 11/15/2024
(b)
2,592 2,587
5.20%, 11/06/2024
(b)
6,500 6,495
Great Bear Funding LLC
4.84%, 11/01/2024
(b)
6,000 6,000
4.84%, 11/04/2024
(b)
6,000 5,998
4.88%, 11/08/2024
(b)
5,500 5,495
Liberty Street Funding LLC
4.84%, 11/01/2024
(b)
6,000 6,000
Lion Bay Funding LLC
4.84%, 11/04/2024
(b)
7,000 6,997
4.84%, 11/05/2024
(b)
6,000 5,997
Longship Funding LLC
4.83%, 11/01/2024
(b)
6,000 6,000
4.83%, 11/04/2024
(b)
6,000 5,998
4.84%, 11/05/2024
(b)
6,000 5,997
4.85%, 11/08/2024
(b)
5,000 4,995
Manhattan Asset Funding Co LLC
4.84%, 11/05/2024
(b)
5,000 4,997
Nieuw Amsterdam Receivables Corp BV
4.83%, 11/01/2024
(b)
10,000 10,000
4.84%, 11/07/2024
(b)
6,000 5,995
4.84%, 11/08/2024
(b)
5,900 5,894
Pacific Life Short Term Funding LLC
4.70%, 01/02/2025
(b)
6,000 5,951
4.72%, 12/13/2024
(b)
5,300 5,271
Podium Funding Trust
4.72%, 12/04/2024 5,000 4,978
4.85%, 11/01/2024 5,330 5,330
Starbird Funding Corp
4.83%, 11/01/2024
(b)
22,000 22,000
Thunder Bay Funding LLC
4.82%, 11/01/2024
(b)
15,000 15,000
$ 291,477
Electric - 2 .81%
National Rural Utilities Cooperative Finance Corp
4.83%, 11/13/2024 5,000 4,992
4.83%, 11/15/2024 4,500 4,492
4.86%, 11/01/2024 5,000 5,000
4.86%, 11/07/2024 5,000 4,996
4.86%, 11/12/2024 6,000 5,991
NSTAR Electric Co
4.83%, 11/06/2024 4,000 3,997
$ 29,468
Food - 1 .71%
Mars Inc
4.80%, 11/20/2024
(b)
6,000 5,985
4.80%, 11/22/2024
(b)
6,000 5,983
Unilever Capital Corp (credit support from Unilever
PLC )
4.82%, 11/01/2024
(b),(c)
6,000 6,000
$ 17,968

Schedule of Investments
Money Market Fund
October 31, 2024
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 2 .44%
Medtronic Global Holdings SCA (credit support
from Medtronic PLC/Medtronic Inc )
4.80%, 11/19/2024
(b),(c)
$ 6,000 $ 5,986
4.84%, 11/14/2024
(b),(c)
5,060 5,051
4.85%, 11/06/2024
(b),(c)
7,000 6,995
4.85%, 11/13/2024
(b),(c)
7,600 7,588
$ 25,620
Holding Companies - Diversified - 0 .78%
Koch Cos LLC
4.76%, 11/19/2024 5,000 4,988
4.76%, 11/25/2024 3,200 3,190
$ 8,178
Insurance - 2 .34%
Northwestern Mutual Short Term Funding LLC
5.23%, 11/04/2024
(b)
1,080 1,078
Prudential Financial Inc
4.83%, 11/01/2024
(b)
5,500 5,500
4.83%, 11/04/2024
(b)
6,000 5,998
4.83%, 11/06/2024
(b)
6,000 5,996
4.83%, 11/07/2024
(b)
6,000 5,995
$ 24,567
Machinery - Diversified - 0 .38%
John Deere Financial Inc (credit support from John
Deere Capital )
4.68%, 01/07/2025
(b),(c)
4,000 3,965
Media - 0 .20%
Walt Disney Co/The (credit support from TWDC
Enteprises )
4.85%, 11/14/2024
(b),(c)
2,087 2,083
Oil & Gas - 6 .66%
BP Capital Markets PLC (credit support from BP
PLC )
4.88%, 11/04/2024
(b),(c)
5,000 4,998
4.88%, 11/05/2024
(b),(c)
6,000 5,997
4.88%, 11/06/2024
(b),(c)
6,000 5,996
4.88%, 11/07/2024
(b),(c)
6,000 5,995
Chevron Corp
4.83%, 11/08/2024
(b)
6,000 5,994
5.00%, 11/21/2024
(b)
5,900 5,884
5.12%, 11/07/2024
(b)
6,000 5,995
Equinor ASA
4.75%, 12/27/2024
(b)
5,300 5,261
4.83%, 11/04/2024
(b)
3,700 3,698
TotalEnergies Capital SA (credit support from Total
SA )
4.73%, 12/20/2024
(b),(c)
3,150 3,130
4.77%, 11/25/2024
(b),(c)
5,500 5,482
4.83%, 11/01/2024
(b),(c)
5,500 5,500
4.85%, 11/06/2024
(b),(c)
6,000 5,996
$ 69,926
Oil & Gas Services - 1 .00%
Schlumberger Investment SA (credit support from
Schlumberger NV )
4.81%, 11/05/2024
(b),(c)
5,000 4,997
4.83%, 11/01/2024
(b),(c)
5,450 5,450
$ 10,447
Pharmaceuticals - 0 .52%
Sanofi SA
4.85%, 11/15/2024
(b)
5,500 5,490
Semiconductors - 1 .09%
Analog Devices Inc
4.75%, 11/21/2024
(b)
6,000 5,984
4.82%, 11/14/2024
(b)
5,500 5,491
$ 11,475
Supranational Bank - 0 .40%
Corp Andina de Fomento
4.81%, 11/14/2024
(b)
4,230 4,223
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0 .49%
Telstra Group Ltd (credit support from Telstra
Corporation )
5.10%, 01/30/2025
(b),(c)
$ 3,000 $ 2,962
5.30%, 12/19/2024
(b),(c)
2,200 2,184
$ 5,146
Water - 2 .21%
American Water Capital Corp (credit support from
American Water Works )
4.82%, 11/07/2024
(b),(c)
6,000 5,995
4.82%, 11/08/2024
(b),(c)
6,000 5,994
4.84%, 11/04/2024
(b),(c)
6,000 5,998
4.84%, 11/12/2024
(b),(c)
5,150 5,144
$ 23,131
TOTAL COMMERCIAL PAPER $ 766,990
REPURCHASE AGREEMENTS - 14 .29%
Maturity Amount
(000's) Value (000's)
Banks - 14 .29%
Bank of New York Mellon Repurchase
Agreement; 4.83% traded 10/31/2024 maturing
11/01/2024 (collateralized by US Government
Securities; $40,800,046; 0.00%-4.875%; dated
04/30/2026-08/15/2030)
$ 40,005 $ 40,000
Barclays Capital Repurchase Agreement; 4.82%
traded 10/31/2024 maturing 11/01/2024
(collateralized by US Government Security;
$40,800,014; 2.625%; dated 05/31/2027)
40,005 40,000
Goldman Sachs Repurchase Agreement; 4.77%
traded 10/31/2024 maturing 11/01/2024
(collateralized by US Government Securities;
$30,600,001; 0.00%-0.625%; dated
08/15/2025-07/31/2026)
30,004 30,000
Merrill Lynch Repurchase Agreement; 4.81% traded
10/31/2024 maturing 11/01/2024 (collateralized
by US Government Security; $30,600,017;
0.875%; dated 06/30/2026)
40,005 40,000
$ 150,000
TOTAL REPURCHASE AGREEMENTS $ 150,000
Total Investments $ 1,047,743
Other Assets and Liabilities -  0.20% 2,085
TOTAL NET ASSETS - 100.00% $ 1,049,828
(a) 1-day yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $695,057 or 66.21% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security issued by foreign bank and denominated in USD.

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .01 % Shares Held Value (000's)
Money Market Funds - 1 .01%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
177,198 $ 177
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
11,503,044 11,503
$ 11,680
TOTAL INVESTMENT COMPANIES $ 11,680
COMMON STOCKS - 96 .72 % Shares Held Value (000's)
Advertising - 0 .05%
Dentsu Group Inc 1,000 $ 31
Publicis Groupe SA 3,270 347
WPP PLC 15,412 162
$ 540
Aerospace & Defense - 3 .68%
BAE Systems PLC 321,323 5,179
Dassault Aviation SA 95 19
Elbit Systems Ltd 142 33
Leonardo SpA 5,781 138
MTU Aero Engines AG 384 125
Rheinmetall AG 12,617 6,496
Rolls-Royce Holdings PLC
(d)
3,309,273 22,835
Thales SA 48,653 7,843
$ 42,668
Agriculture - 0 .91%
British American Tobacco PLC 276,443 9,667
Imperial Brands PLC 11,603 350
Japan Tobacco Inc 17,100 478
Wilmar International Ltd 17,900 43
$ 10,538
Airlines - 0 .02%
ANA Holdings Inc 2,200 43
Deutsche Lufthansa AG 8,545 59
Japan Airlines Co Ltd 2,200 35
Singapore Airlines Ltd
(e)
21,200 104
$ 241
Apparel - 1 .50%
Kering SA 69,442 17,345
Automobile Manufacturers - 0 .40%
Bayerische Motoren Werke AG 4,556 359
Daimler Truck Holding AG 7,055 292
Honda Motor Co Ltd 64,000 644
Isuzu Motors Ltd 8,500 110
Mazda Motor Corp 8,200 58
Mercedes-Benz Group AG 10,699 650
Nissan Motor Co Ltd 33,200 88
Renault SA 2,746 126
Stellantis NV 30,239 414
Subaru Corp 8,500 152
Suzuki Motor Corp 22,400 222
Toyota Motor Corp 51,250 883
Volvo AB - A Shares 2,859 75
Volvo AB - B Shares 22,697 591
Volvo Car AB
(d)
11,363 25
$ 4,689
Automobile Parts & Equipment - 0 .79%
Aisin Corp 7,700 80
Bridgestone Corp 8,200 292
Cie Generale des Etablissements Michelin SCA 6,307 213
Continental AG 134,532 8,397
Sumitomo Electric Industries Ltd 10,200 157
$ 9,139
Banks - 11 .42%
ABN AMRO Bank NV
(f)
6,545 108
AIB Group PLC 25,935 139
ANZ Group Holdings Ltd 42,999 876
Banco Bilbao Vizcaya Argentaria SA 82,357 820
Banco BPM SpA 18,397 124
Banco de Sabadell SA 77,736 152
Banco Santander SA 221,406 1,082
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank Hapoalim BM 18,158 $ 189
Bank Leumi Le-Israel BM 21,679 220
Bank of Ireland Group PLC 14,534 135
Bank of Nova Scotia/The 164,200 8,454
Banque Cantonale Vaudoise 408 41
Barclays PLC 6,383,576 19,569
BNP Paribas SA 230,010 15,708
BOC Hong Kong Holdings Ltd 3,321,271 10,843
CaixaBank SA 51,922 316
Chiba Bank Ltd/The 7,600 56
Commerzbank AG 14,388 255
Concordia Financial Group Ltd 15,100 75
Credit Agricole SA 15,132 232
Danske Bank A/S 6,403 189
Deutsche Bank AG 27,078 460
DNB Bank ASA 12,794 265
Erste Group Bank AG 4,810 272
FinecoBank Banca Fineco SpA 8,729 139
Hang Seng Bank Ltd 10,700 131
HSBC Holdings PLC 264,515 2,428
ING Groep NV 349,516 5,931
Intesa Sanpaolo SpA 135,847 581
Israel Discount Bank Ltd 17,669 104
Japan Post Bank Co Ltd 20,500 183
KBC Group NV 3,279 239
Lloyds Banking Group PLC 891,686 612
Mediobanca Banca di Credito Finanziario SpA 7,140 118
Mitsubishi UFJ Financial Group Inc 158,600 1,672
Mizrahi Tefahot Bank Ltd 2,212 91
Mizuho Financial Group Inc 34,400 715
National Australia Bank Ltd 44,197 1,120
NatWest Group PLC 782,512 3,708
Nordea Bank Abp 45,083 528
Oversea-Chinese Banking Corp Ltd 48,300 554
Resona Holdings Inc 29,800 197
Shinhan Financial Group Co Ltd 68,696 2,559
Shizuoka Financial Group Inc 6,300 50
Skandinaviska Enskilda Banken AB 22,677 320
Societe Generale SA 10,324 297
Standard Chartered PLC 1,629,437 18,895
Sumitomo Mitsui Financial Group Inc 53,600 1,137
Sumitomo Mitsui Trust Group Inc 9,214 202
Svenska Handelsbanken AB 20,842 217
Swedbank AB 12,132 246
UniCredit SpA 236,281 10,453
United Overseas Bank Ltd 714,060 17,359
Westpac Banking Corp 49,478 1,039
$ 132,405
Beverages - 2 .94%
Anheuser-Busch InBev SA/NV 157,395 9,332
Asahi Group Holdings Ltd 623,300 7,483
Carlsberg AS 478 53
Coca-Cola Europacific Partners PLC 2,950 224
Coca-Cola HBC AG
(d)
1,558 55
Diageo PLC 357,104 11,028
Heineken Holding NV 1,852 128
Heineken NV 62,096 5,093
JDE Peet's NV 1,650 37
Kirin Holdings Co Ltd 11,100 163
Pernod Ricard SA 2,895 361
Suntory Beverage & Food Ltd 2,000 68
$ 34,025
Building Materials - 1 .83%
AGC Inc 2,800 86
Cie de Saint-Gobain SA 117,098 10,619
Geberit AG 239 150
Heidelberg Materials AG 1,951 215
Holcim AG
(d)
7,447 731
ROCKWOOL A/S 133 57

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Svenska Cellulosa AB SCA 8,658 $ 114
TOTO Ltd 333,100 9,294
$ 21,266
Chemicals - 4 .65%
Air Liquide SA 29,269 5,248
Akzo Nobel NV 357,725 22,828
Arkema SA 84,402 7,438
Asahi Kasei Corp 17,900 123
BASF SE 234,923 11,420
Clariant AG
(d)
2,922 41
Croda International PLC 1,894 91
DSM-Firmenich AG 2,657 315
EMS-Chemie Holding AG 65 50
Evonik Industries AG 3,661 81
ICL Group Ltd 10,484 43
Mitsubishi Chemical Group Corp 19,300 104
Mitsui Chemicals Inc 2,500 57
Syensqo SA 1,059 82
Toray Industries Inc 19,700 107
Tosoh Corp 470,300 5,844
$ 53,872
Commercial Services - 1 .73%
Adecco Group AG 2,404 75
Bureau Veritas SA 1,588 50
Dai Nippon Printing Co Ltd 5,500 96
Intertek Group PLC 807 48
Nexi SpA
(d),(f)
8,438 53
Persol Holdings Co Ltd 3,272,700 5,497
Randstad NV 177,943 8,204
RELX PLC 115,650 5,344
Secom Co Ltd 3,900 139
Securitas AB 7,027 83
SGS SA 1,428 151
TOPPAN Holdings Inc 3,400 100
Transurban Group 28,720 239
$ 20,079
Computers - 0 .99%
Check Point Software Technologies Ltd
(d)
12,468 2,159
Fujitsu Ltd 474,600 9,125
Otsuka Corp 1,600 36
SCSK Corp 700 13
Teleperformance SE 776 82
$ 11,415
Consumer Products - 1 .42%
Henkel AG & Co KGaA 1,484 116
Reckitt Benckiser Group PLC 270,317 16,398
$ 16,514
Cosmetics & Personal Care - 0 .16%
Haleon PLC 55,448 266
Kao Corp 3,300 145
Shiseido Co Ltd 3,700 80
Unilever PLC 23,172 1,414
$ 1,905
Distribution & Wholesale - 0 .25%
Bunzl PLC 3,140 138
ITOCHU Corp 17,000 841
Marubeni Corp 13,100 196
Mitsubishi Corp 47,700 873
Mitsui & Co Ltd 12,800 261
Rexel SA 3,232 89
Sumitomo Corp 14,800 312
Toyota Tsusho Corp 9,100 155
$ 2,865
Diversified Financial Services - 4 .04%
AerCap Holdings NV 2,771 259
Amundi SA
(f)
878 64
ASX Ltd 920 39
Azimut Holding SpA 317,927 7,864
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Daiwa Securities Group Inc 18,900 $ 124
Euronext NV
(f)
87,548 9,660
Hargreaves Lansdown PLC 5,082 71
Japan Exchange Group Inc 5,000 59
Julius Baer Group Ltd 305,221 18,610
Mitsubishi HC Capital Inc 11,400 76
Nomura Holdings Inc 42,900 220
ORIX Corp 16,400 345
SBI Holdings Inc 2,600 57
Schroders PLC 11,511 51
St James's Place PLC 887,818 9,314
$ 46,813
Electric - 4 .18%
Chubu Electric Power Co Inc 9,100 105
CLP Holdings Ltd 828,000 7,034
E.ON SE 32,081 433
EDP Renovaveis SA 4,457 60
EDP SA 44,833 177
Elia Group SA/NV 200 19
Endesa SA 4,537 98
Enel SpA 3,144,523 23,848
Engie SA 26,098 438
Fortum Oyj 478,627 7,067
Iberdrola SA 87,274 1,296
Kansai Electric Power Co Inc/The 10,000 160
Mercury NZ Ltd 9,443 37
National Grid PLC 68,758 863
Origin Energy Ltd 15,996 101
Orsted AS
(d),(f)
2,702 159
Power Assets Holdings Ltd 20,000 133
Redeia Corp SA 5,798 107
RWE AG 175,057 5,674
SSE PLC 15,624 355
Terna - Rete Elettrica Nazionale 20,104 174
Tokyo Electric Power Co Holdings Inc
(d)
21,600 87
$ 48,425
Electrical Components & Equipment - 0 .02%
Brother Industries Ltd 3,400 66
Legrand SA 1,312 148
$ 214
Electronics - 1 .02%
Kyocera Corp 18,300 185
MINEBEA MITSUMI Inc 341,200 6,007
Murata Manufacturing Co Ltd 324,000 5,661
$ 11,853
Engineering & Construction - 0 .61%
Acciona SA 336 43
ACS Actividades de Construccion y Servicios SA 2,623 126
Aena SME SA
(f)
13,035 2,889
Aeroports de Paris SA 306 36
Auckland International Airport Ltd 21,246 93
Bouygues SA 2,707 87
Eiffage SA 1,050 98
Fraport AG Frankfurt Airport Services
Worldwide
(d)
45,491 2,462
Kajima Corp 5,600 96
Obayashi Corp 9,200 113
Skanska AB 4,861 99
Taisei Corp 2,400 101
Vinci SA 7,147 800
$ 7,043
Entertainment - 0 .52%
CTS Eventim AG & Co KGaA 297 31
Entain PLC 600,161 5,772
La Francaise des Jeux SAEM
(f)
1,454 62
Oriental Land Co Ltd/Japan 5,400 131
Toho Co Ltd/Tokyo 1,000 38
$ 6,034

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 3 .37%
Barry Callebaut AG 5,079 $ 8,908
Carrefour SA 276,173 4,386
CK Hutchison Holdings Ltd 1,513,500 7,959
Coles Group Ltd 6,698 77
Danone SA 116,790 8,343
J Sainsbury PLC 23,629 81
Kerry Group PLC 773 77
Kesko Oyj 3,902 84
Koninklijke Ahold Delhaize NV 13,385 442
MEIJI Holdings Co Ltd 3,300 77
Mowi ASA 6,649 115
Nestle SA 13,104 1,238
Orkla ASA 10,017 93
Salmar ASA 582 30
Seven & i Holdings Co Ltd 445,400 6,414
Tesco PLC 98,966 437
WH Group Ltd
(f)
77,000 60
Woolworths Group Ltd 8,725 171
Yakult Honsha Co Ltd 3,600 78
$ 39,070
Food Service - 0 .55%
Compass Group PLC 86,211 2,800
Sodexo SA 41,552 3,612
$ 6,412
Forest Products & Paper - 0 .48%
Holmen AB 1,033 41
Mondi PLC 334,230 5,412
UPM-Kymmene Oyj 4,956 146
$ 5,599
Gas - 1 .40%
Centrica PLC 5,256,650 7,957
Osaka Gas Co Ltd 5,200 112
Snam SpA 1,702,180 8,177
$ 16,246
Hand & Machine Tools - 1 .03%
Makita Corp 362,400 11,833
Schindler Holding AG - PC 291 85
Schindler Holding AG - REG 160 45
$ 11,963
Healthcare - Products - 3 .91%
Elekta AB 952,629 5,739
FUJIFILM Holdings Corp 15,900 378
Getinge AB 425,549 7,529
Koninklijke Philips NV
(d)
422,298 11,110
Olympus Corp 532,800 9,378
Smith & Nephew PLC 900,123 11,191
$ 45,325
Healthcare - Services - 0 .03%
Fresenius Medical Care AG 2,933 115
Fresenius SE & Co KGaA
(d)
6,034 220
$ 335
Holding Companies - Diversified - 0 .01%
Jardine Matheson Holdings Ltd 2,318 89
Swire Pacific Ltd 6,000 50
Wharf Holdings Ltd/The 6,000 17
$ 156
Home Builders - 1 .14%
Barratt Redrow PLC 19,691 113
Berkeley Group Holdings PLC 61,238 3,494
Daiwa House Industry Co Ltd 8,000 239
Persimmon PLC 484,151 9,176
Sekisui Chemical Co Ltd 5,400 76
Taylor Wimpey PLC 50,581 96
$ 13,194
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .54%
Electrolux AB
(d)
711,612 $ 5,972
Panasonic Holdings Corp 33,200 273
SEB SA 338 36
$ 6,281
Insurance - 5 .23%
Admiral Group PLC 1,858 61
Aegon Ltd 19,289 122
Ageas SA/NV 2,280 119
AIA Group Ltd 1,208,800 9,540
Allianz SE 17,764 5,593
ASR Nederland NV 2,262 107
Aviva PLC 38,249 224
AXA SA 191,942 7,207
Baloise Holding AG 622 119
Dai-ichi Life Holdings Inc 6,400 160
Generali 14,573 404
Gjensidige Forsikring ASA 2,857 52
Helvetia Holding AG 529 89
Insurance Australia Group Ltd 33,864 166
Japan Post Holdings Co Ltd 27,200 251
Japan Post Insurance Co Ltd 2,800 46
Legal & General Group PLC 4,456,851 12,501
M&G PLC 2,924,508 7,327
Medibank Pvt Ltd 39,350 92
MS&AD Insurance Group Holdings Inc 18,300 405
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1,911 977
NN Group NV 3,867 190
Phoenix Group Holdings PLC 10,014 64
Prudential PLC 1,376,096 11,456
QBE Insurance Group Ltd 7,514 85
Sampo Oyj 7,176 318
Sompo Holdings Inc 13,400 287
Suncorp Group Ltd 18,180 213
Swiss Life Holding AG 410 334
Swiss Re AG 4,308 550
T&D Holdings Inc 6,900 110
Talanx AG 568 44
Tryg A/S 4,842 114
Zurich Insurance Group AG 2,091 1,233
$ 60,560
Internet - 0 .63%
LY Corp 37,800 103
Prosus NV
(d)
10,128 427
Rakuten Group Inc 7,900 47
Tencent Holdings Ltd 128,100 6,680
$ 7,257
Investment Companies - 0 .05%
Eurazeo SE 653 50
EXOR NV 1,420 150
Groupe Bruxelles Lambert NV 1,186 86
Industrivarden AB - A Shares 1,071 37
Industrivarden AB - C Shares 1,484 51
L E Lundbergforetagen AB 1,084 54
Sofina SA 221 54
Washington H Soul Pattinson & Co Ltd
(e)
3,351 73
$ 555
Iron & Steel - 0 .74%
ArcelorMittal SA 319,286 7,898
BlueScope Steel Ltd 4,088 54
Fortescue Ltd 24,197 303
JFE Holdings Inc 8,100 98
Nippon Steel Corp 12,300 246
voestalpine AG 1,451 30
$ 8,629
Leisure Products & Services - 0 .31%
Amadeus IT Group SA 48,092 3,487
Yamaha Motor Co Ltd 7,800 68
$ 3,555

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .01%
Whitbread PLC 2,573 $ 100
Machinery - Construction & Mining - 0 .72%
Hitachi Construction Machinery Co Ltd 1,500 32
Komatsu Ltd 278,847 7,218
Mitsubishi Electric Corp 27,000 475
Mitsubishi Heavy Industries Ltd 22,900 323
Sandvik AB 5,331 105
Siemens Energy AG
(d)
4,567 188
$ 8,341
Machinery - Diversified - 3 .23%
FANUC Corp 482,000 12,788
GEA Group AG 135,858 6,692
Kone Oyj 4,856 266
Nabtesco Corp 432,758 7,015
Omron Corp 2,500 99
SMC Corp 16,300 6,920
Valmet Oyj 143,770 3,683
$ 37,463
Media - 0 .04%
Bollore SE 10,185 64
Informa PLC 19,050 199
Pearson PLC 8,597 126
Vivendi SE 6,695 71
$ 460
Metal Fabrication & Hardware - 1 .15%
NSK Ltd 1,437,100 6,553
SKF AB 350,827 6,654
Tenaris SA 4,385 72
$ 13,279
Mining - 1 .34%
Anglo American PLC 18,155 563
Antofagasta PLC 2,816 63
Barrick Gold Corp 121,015 2,339
BHP Group Ltd 72,449 2,013
Boliden AB 258,744 8,094
Glencore PLC
(d)
148,188 777
Norsk Hydro ASA 20,090 125
Rio Tinto Ltd 5,304 416
Rio Tinto PLC 16,107 1,041
South32 Ltd 32,354 78
Sumitomo Metal Mining Co Ltd 1,700 47
$ 15,556
Miscellaneous Manufacturers - 2 .11%
Alstom SA
(d)
1,042,307 22,927
Knorr-Bremse AG 492 41
Siemens AG 7,059 1,373
Smiths Group PLC 4,933 97
$ 24,438
Office & Business Equipment - 0 .05%
Canon Inc 13,400 436
Ricoh Co Ltd 7,800 84
Seiko Epson Corp 4,100 75
$ 595
Oil & Gas - 4 .42%
Aker BP ASA 421,946 9,029
Ampol Ltd 3,405 62
BP PLC 2,886,025 14,115
DCC PLC
(d)
1,411 89
ENEOS Holdings Inc 41,210 208
Eni SpA 32,853 501
Equinor ASA 309,983 7,365
Idemitsu Kosan Co Ltd 13,800 94
Inpex Corp 13,400 177
Neste Oyj 6,045 97
OMV AG 2,103 87
Repsol SA 17,395 218
Santos Ltd 46,405 206
Shell PLC 168,301 5,665
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Shell PLC 89,981 $ 3,004
Suncor Energy Inc 211,532 7,985
TotalEnergies SE 30,826 1,935
Woodside Energy Group Ltd 27,132 427
$ 51,264
Oil & Gas Services - 0 .55%
Saipem SpA
(d)
2,669,440 6,347
Packaging & Containers - 0 .97%
SIG Group AG
(d)
1,450 31
Smurfit WestRock PLC 112,404 5,789
Stora Enso Oyj 480,816 5,366
$ 11,186
Pharmaceuticals - 6 .21%
Astellas Pharma Inc 25,800 302
AstraZeneca PLC 75,143 10,692
Bayer AG 14,036 378
Eisai Co Ltd 3,600 122
GSK PLC 612,336 11,058
Hikma Pharmaceuticals PLC 2,376 57
Ipsen SA 333 41
Novartis AG 28,142 3,054
Ono Pharmaceutical Co Ltd 5,200 65
Orion Oyj 1,539 75
Roche Holding AG 57,297 17,757
Sandoz Group AG 5,850 267
Sanofi SA 210,560 22,251
Shionogi & Co Ltd 10,700 153
Takeda Pharmaceutical Co Ltd 193,000 5,385
Teva Pharmaceutical Industries Ltd ADR
(d)
16,008 295
Zealand Pharma A/S
(d)
304 35
$ 71,987
Pipelines - 0 .78%
Enbridge Inc 224,403 9,064
Private Equity - 0 .06%
3i Group PLC 13,908 571
CapitaLand Investment Ltd/Singapore 33,200 70
$ 641
Real Estate - 0 .20%
Azrieli Group Ltd 576 44
CK Asset Holdings Ltd 27,500 112
Daito Trust Construction Co Ltd 800 88
Fastighets AB Balder
(d)
9,467 74
Henderson Land Development Co Ltd 21,438 69
Hongkong Land Holdings Ltd 15,601 67
Hulic Co Ltd 5,500 51
LEG Immobilien SE 1,065 101
Mitsubishi Estate Co Ltd 10,500 155
Mitsui Fudosan Co Ltd 38,100 325
Nomura Real Estate Holdings Inc 1,500 37
Sekisui House Ltd 8,500 205
Sino Land Co Ltd 56,000 56
Sumitomo Realty & Development Co Ltd 4,000 119
Sun Hung Kai Properties Ltd 20,883 226
Swiss Prime Site AG 1,104 120
Vonovia SE 10,581 347
Wharf Real Estate Investment Co Ltd 24,000 72
$ 2,268
REITs - 1 .33%
CapitaLand Ascendas REIT 52,800 107
CapitaLand Integrated Commercial Trust 81,615 124
Covivio SA/France 756 43
Dexus 15,365 72
Gecina SA 658 70
GPT Group/The 27,367 85
Japan Real Estate Investment Corp 18 65
Klepierre SA 3,073 98
Land Securities Group PLC 10,107 79
Link REIT 2,196,722 10,235

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mirvac Group 56,376 $ 79
Nippon Building Fund Inc 109 94
Nippon Prologis REIT Inc 32 52
Scentre Group 74,230 170
Segro PLC 364,530 3,694
Stockland 34,106 115
Unibail-Rodamco-Westfield 1,693 138
Vicinity Ltd 55,287 79
Warehouses De Pauw CVA 2,557 61
$ 15,460
Retail - 1 .01%
Associated British Foods PLC 4,794 138
Kingfisher PLC 1,135,101 4,292
Li Ning Co Ltd 579,500 1,183
MatsukiyoCocokara & Co 2,600 35
Swatch Group AG/The - BR 414 85
Swatch Group AG/The - REG 713 29
Tokyo Gas Co Ltd 1,900 47
Welcia Holdings Co Ltd 469,900 5,866
$ 11,675
Semiconductors - 5 .00%
ASMPT Ltd 486,200 5,271
Infineon Technologies AG 487,092 15,404
Renesas Electronics Corp 1,020,400 13,672
Rohm Co Ltd 4,900 54
Samsung Electronics Co Ltd 432,977 18,384
SK Hynix Inc 39,325 5,148
SUMCO Corp 5,000 48
$ 57,981
Software - 0 .92%
SAP SE 45,440 10,610
Temenos AG 268 19
TIS Inc 1,500 37
$ 10,666
Telecommunications - 1 .47%
BT Group PLC 92,448 165
Deutsche Telekom AG 393,905 11,909
Elisa Oyj 2,031 97
Hikari Tsushin Inc 100 20
HKT Trust & HKT Ltd 54,000 67
KDDI Corp 21,900 683
Koninklijke KPN NV 56,398 221
Nippon Telegraph & Telephone Corp 426,100 411
Nokia OYJ 76,196 361
Orange SA 26,607 292
Singapore Telecommunications Ltd 105,900 250
SoftBank Corp 406,500 512
SoftBank Group Corp 7,300 435
Spark New Zealand Ltd 24,574 43
Swisscom AG 369 225
Tele2 AB 7,662 80
Telecom Italia SpA/Milano
(d)
134,973 34
Telefonaktiebolaget LM Ericsson 39,639 332
Telefonica SA 56,714 266
Telenor ASA 8,798 108
Telia Co AB 33,707 98
Telstra Group Ltd 57,782 145
Vodafone Group PLC 322,943 300
$ 17,054
Toys, Games & Hobbies - 0 .29%
Bandai Namco Holdings Inc 4,300 90
Nintendo Co Ltd 62,200 3,286
$ 3,376
Transportation - 2 .27%
AP Moller - Maersk A/S - A 42 64
AP Moller - Maersk A/S - B 66 104
Canadian Pacific Kansas City Ltd 116,337 8,975
Central Japan Railway Co 11,100 230
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Deutsche Post AG 194,762 $ 7,824
East Japan Railway Co 12,900 259
Getlink SE 2,663 45
Hankyu Hanshin Holdings Inc 3,200 87
Kawasaki Kisen Kaisha Ltd 5,600 77
Keisei Electric Railway Co Ltd 1,200 31
Kuehne + Nagel International AG 689 172
Mitsui OSK Lines Ltd 4,900 167
Nippon Express Holdings Inc 157,600 7,770
Nippon Yusen KK 6,600 221
Poste Italiane SpA
(f)
6,531 92
Tokyu Corp 7,000 86
West Japan Railway Co 6,200 110
$ 26,314
Water - 0 .04%
Severn Trent PLC 1,925 64
United Utilities Group PLC 9,743 128
Veolia Environnement SA 9,856 313
$ 505
TOTAL COMMON STOCKS $ 1,121,045
PREFERRED STOCKS - 1 .67 % Shares Held Value (000's)
Automobile Manufacturers - 0 .76%
Bayerische Motoren Werke AG 6.02% 842 $ 62
Dr Ing hc F Porsche AG 2.31%
(f)
118,376 8,329
Porsche Automobil Holding SE 2.56% 2,186 91
Volkswagen AG 9.06% 2,946 286
$ 8,768
Consumer Products - 0 .91%
Henkel AG & Co KGaA 1.85% 122,585 10,615
TOTAL PREFERRED STOCKS $ 19,383
Total Investments $ 1,152,108
Other Assets and Liabilities -  0.60% 6,966
TOTAL NET ASSETS - 100.00% $ 1,159,074
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $177 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $167 or 0.01% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,476 or 1.85% of net assets.

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 59,132 $ 1,487,700 $ 1,535,329 $ 11,503
$ 59,132 $ 1,487,700 $ 1,535,329 $ 11,503
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 2,197 $ — $ — $ —
$ 2,197 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .52 % Shares Held Value (000's)
Money Market Funds - 0 .52%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
24,066,074 $ 24,066
TOTAL INVESTMENT COMPANIES $ 24,066
COMMON STOCKS - 99 .52 % Shares Held Value (000's)
Aerospace & Defense - 0 .84%
RTX Corp 323,051 $ 39,086
Apparel - 0 .57%
Deckers Outdoor Corp
(c)
165,534 26,633
Automobile Manufacturers - 1 .99%
Cummins Inc 105,400 34,674
PACCAR Inc 293,812 30,639
Tesla Inc
(c)
111,563 27,874
$ 93,187
Banks - 5 .81%
East West Bancorp Inc 319,356 31,134
JPMorgan Chase & Co 564,290 125,227
Morgan Stanley 405,564 47,147
PNC Financial Services Group Inc/The 278,503 52,434
Wintrust Financial Corp 134,671 15,607
$ 271,549
Beverages - 1 .01%
Keurig Dr Pepper Inc 1,072,772 35,348
Monster Beverage Corp
(c)
224,902 11,848
$ 47,196
Biotechnology - 1 .70%
Corteva Inc 481,080 29,308
Regeneron Pharmaceuticals Inc
(c)
20,951 17,561
Vertex Pharmaceuticals Inc
(c)
68,642 32,672
$ 79,541
Building Materials - 2 .00%
CRH PLC 484,886 46,273
Trane Technologies PLC 127,548 47,213
$ 93,486
Chemicals - 0 .72%
Linde PLC 73,570 33,559
Computers - 6 .58%
Amdocs Ltd 207,307 18,190
Apple Inc 1,217,826 275,119
Dell Technologies Inc 115,112 14,232
$ 307,541
Consumer Products - 1 .15%
Avery Dennison Corp 158,503 32,815
Church & Dwight Co Inc 208,528 20,834
$ 53,649
Distribution & Wholesale - 0 .24%
Pool Corp 30,607 11,069
Diversified Financial Services - 5 .01%
Ameriprise Financial Inc 125,943 64,269
Blackrock Inc 23,290 22,848
Nasdaq Inc 569,332 42,085
Visa Inc 361,934 104,906
$ 234,108
Electric - 2 .32%
Constellation Energy Corp 168,394 44,281
NextEra Energy Inc 616,664 48,871
Vistra Corp 119,914 14,984
$ 108,136
Electronics - 0 .64%
NEXTracker Inc
(c)
234,343 9,332
nVent Electric PLC 273,891 20,424
$ 29,756
Environmental Control - 1 .46%
Republic Services Inc 343,645 68,042
Food - 0 .73%
Hershey Co/The 135,980 24,147
Simply Good Foods Co/The
(c)
297,713 10,021
$ 34,168
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2 .26%
Abbott Laboratories 279,391 $ 31,675
GE HealthCare Technologies Inc 322,339 28,156
Thermo Fisher Scientific Inc 83,863 45,816
$ 105,647
Healthcare - Services - 3 .30%
Chemed Corp 14,782 7,986
HCA Healthcare Inc 151,269 54,266
UnitedHealth Group Inc 162,815 91,909
$ 154,161
Insurance - 2 .32%
Berkshire Hathaway Inc - Class B
(c)
95,106 42,885
Marsh & McLennan Cos Inc 173,142 37,786
Progressive Corp/The 113,177 27,483
$ 108,154
Internet - 10 .22%
Airbnb Inc
(c)
141,331 19,050
Alphabet Inc - A Shares 903,917 154,669
Amazon.com Inc
(c)
811,251 151,217
Meta Platforms Inc 239,261 135,800
Netflix Inc
(c)
21,624 16,349
$ 477,085
Machinery - Construction & Mining - 1 .90%
Caterpillar Inc 105,075 39,529
GE Vernova Inc
(c)
163,367 49,281
$ 88,810
Machinery - Diversified - 0 .47%
Deere & Co 54,303 21,976
Media - 0 .53%
Comcast Corp - Class A 566,842 24,754
Mining - 0 .29%
Cameco Corp 255,416 13,338
Miscellaneous Manufacturers - 1 .24%
Parker-Hannifin Corp 91,139 57,789
Oil & Gas - 3 .21%
Chevron Corp 173,691 25,849
EOG Resources Inc 247,914 30,235
Exxon Mobil Corp 490,214 57,247
Marathon Petroleum Corp 250,787 36,482
$ 149,813
Pharmaceuticals - 4 .06%
Eli Lilly & Co 56,476 46,860
McKesson Corp 94,850 47,481
Merck & Co Inc 497,636 50,918
Novartis AG ADR 409,122 44,349
$ 189,608
Private Equity - 1 .14%
KKR & Co Inc 385,977 53,357
REITs - 2 .51%
Equinix Inc 42,789 38,856
Extra Space Storage Inc 336,091 54,884
Prologis Inc 206,770 23,352
$ 117,092
Retail - 8 .12%
Casey's General Stores Inc 118,595 46,729
Chipotle Mexican Grill Inc
(c)
319,566 17,822
Costco Wholesale Corp 100,084 87,491
Domino's Pizza Inc 50,025 20,697
Home Depot Inc/The 81,242 31,989
Lululemon Athletica Inc
(c)
72,323 21,545
O'Reilly Automotive Inc
(c)
53,056 61,181
TJX Cos Inc/The 440,117 49,746
Tractor Supply Co 88,053 23,379
Ulta Beauty Inc
(c)
12,444 4,592
Williams-Sonoma Inc 105,451 14,144
$ 379,315

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 10 .01%
Advanced Micro Devices Inc
(c)
88,080 $ 12,690
Broadcom Inc 620,915 105,413
Lam Research Corp 601,873 44,749
Microchip Technology Inc 220,409 16,171
NVIDIA Corp 1,864,426 247,521
Taiwan Semiconductor Manufacturing Co Ltd ADR 215,298 41,023
$ 467,567
Software - 11 .69%
Adobe Inc
(c)
86,247 41,233
Fair Isaac Corp
(c)
22,740 45,323
Fiserv Inc
(c)
159,500 31,565
Microsoft Corp 655,329 266,293
Oracle Corp 423,540 71,087
Roper Technologies Inc 54,917 29,531
Salesforce Inc 208,793 60,836
$ 545,868
Telecommunications - 1 .61%
T-Mobile US Inc 337,550 75,328
Transportation - 1 .31%
Old Dominion Freight Line Inc 150,503 30,299
Union Pacific Corp 134,089 31,118
$ 61,417
Water - 0 .56%
American Water Works Co Inc 189,873 26,223
TOTAL COMMON STOCKS $ 4,648,008
Total Investments $ 4,672,074
Other Assets and Liabilities -  (0.04)% (1,880)
TOTAL NET ASSETS - 100.00% $ 4,670,194
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 89,715 $ 832,073 $ 897,722 $ 24,066
$ 89,715 $ 832,073 $ 897,722 $ 24,066
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 2,386 $ — $ — $ —
$ 2,386 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .85%
Blue Chip Fund
(a)
215,437 $ 9,912
Core Fixed Income Fund
(a)
9,249,019 79,079
Diversified International Fund
(a)
1,340,547 18,969
Diversified Real Asset Fund
(a)
84,561 976
Global Emerging Markets Fund
(a)
75,483 2,009
High Yield Fund
(a)
2,363,010 15,974
International Small Company Fund
(a)
176,252 1,842
LargeCap Growth Fund I
(a)
475,486 9,895
MidCap Fund
(a)
52,998 2,415
Real Estate Securities Fund
(a)
146,530 4,387
SmallCap Fund
(a)
113,632 3,277
Small-MidCap Dividend Income Fund
(a)
110,423 2,137
$ 150,872
Principal Funds, Inc. Institutional Class - 36 .17%
Equity Income Fund
(a)
214,444 9,245
High Income Fund
(a)
227,099 1,855
Inflation Protection Fund
(a)
1,730,987 13,640
LargeCap S&P 500 Index Fund
(a)
366,917 10,329
LargeCap Value Fund III
(a)
446,627 9,272
Short-Term Income Fund
(a)
3,432,397 41,120
$ 85,461
TOTAL INVESTMENT COMPANIES $ 236,333
Total Investments $ 236,333
Other Assets and Liabilities -  (0.02)% (37)
TOTAL NET ASSETS - 100.00% $ 236,296
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 9,558 $ 1,162 $ 3,991 $ 9,912
Core Fixed Income Fund 82,914 12,575 22,326 79,079
Diversified International Fund 12,820 8,730 4,958 18,969
Diversified Real Asset Fund 5,768 509 6,046 976
Equity Income Fund 8,204 1,631 2,910 9,245
Global Emerging Markets Fund — 2,086 38 2,009
High Income Fund 16,628 3,304 19,340 1,855
High Yield Fund — 16,160 103 15,974
Inflation Protection Fund 15,439 2,062 4,521 13,640
International Small Company Fund 1,900 357 745 1,842
LargeCap Growth Fund I 9,391 1,757 3,938 9,895
LargeCap S&P 500 Index Fund 9,216 1,580 3,208 10,329
LargeCap Value Fund III 8,284 1,926 2,917 9,272
MidCap Fund 1,564 1,320 1,045 2,415
MidCap Growth Fund III 3,856 458 4,833 —
MidCap Value Fund I 5,499 507 6,984 —
Origin Emerging Markets Fund 3,345 265 4,245 —
Overseas Fund 7,297 728 8,819 —
Real Estate Securities Fund — 4,487 32 4,387
Short-Term Income Fund 42,408 7,927 10,664 41,120
SmallCap Fund — 3,479 269 3,277
SmallCap Growth Fund I 1,552 348 2,343 —
SmallCap Value Fund II 1,697 426 2,470 —
Small-MidCap Dividend Income Fund — 2,119 17 2,137
$ 247,340 $ 75,903 $ 116,762 $ 236,333
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3 $ 1,760 $ — $ 1,423
Core Fixed Income Fund 2,908 (1,525) — 7,441
Diversified International Fund 358 628 — 1,749
Diversified Real Asset Fund 147 (397) — 1,142
Equity Income Fund 173 664 63 1,656
Global Emerging Markets Fund — — — (39)
High Income Fund 1,102 (2,320) — 3,583
High Yield Fund 108 — — (83)
Inflation Protection Fund 542 3 — 657
International Small Company Fund 41 30 — 300
LargeCap Growth Fund I 9 1,607 585 1,078
LargeCap S&P 500 Index Fund 139 837 267 1,904
LargeCap Value Fund III 160 319 123 1,660
MidCap Fund 2 249 43 327
MidCap Growth Fund III — 618 293 (99)
MidCap Value Fund I 83 2,000 189 (1,022)
Origin Emerging Markets Fund 123 (763) — 1,398
Overseas Fund 338 2,378 143 (1,584)
Real Estate Securities Fund — — — (68)
Short-Term Income Fund 1,507 (73) — 1,522
SmallCap Fund — — — 67
SmallCap Growth Fund I — 1,237 — (794)
SmallCap Value Fund II 52 767 8 (420)
Small-MidCap Dividend Income Fund 6 — — 35
$ 7,801 $ 8,019 $ 1,714 $ 21,833
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .64%
Blue Chip Fund
(a)
2,568,419 $ 118,173
Core Fixed Income Fund
(a)
85,400,299 730,173
Diversified International Fund
(a)
15,959,741 225,830
Diversified Real Asset Fund
(a)
810,669 9,355
Global Emerging Markets Fund
(a)
928,567 24,718
High Yield Fund
(a)
20,660,190 139,663
International Small Company Fund
(a)
2,089,276 21,833
LargeCap Growth Fund I
(a)
5,668,486 117,961
MidCap Fund
(a)
631,411 28,767
Real Estate Securities Fund
(a)
1,439,317 43,093
SmallCap Fund
(a)
1,421,827 41,006
Small-MidCap Dividend Income Fund
(a)
1,315,311 25,451
$ 1,526,023
Principal Funds, Inc. Institutional Class - 34 .37%
Equity Income Fund
(a)
2,557,476 110,253
High Income Fund
(a)
1,959,487 16,009
Inflation Protection Fund
(a)
15,178,965 119,610
LargeCap S&P 500 Index Fund
(a)
4,404,764 123,994
LargeCap Value Fund III
(a)
5,326,197 110,572
Short-Term Income Fund
(a)
26,602,586 318,699
$ 799,137
TOTAL INVESTMENT COMPANIES $ 2,325,160
Total Investments $ 2,325,160
Other Assets and Liabilities -  (0.01)% (221)
TOTAL NET ASSETS - 100.00% $ 2,324,939
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 109,706 $ 9,872 $ 38,681 $ 118,173
Core Fixed Income Fund 742,812 79,153 145,529 730,173
Diversified International Fund 150,063 91,347 43,693 225,830
Diversified Real Asset Fund 51,633 5,322 54,681 9,355
Equity Income Fund 93,924 15,214 26,145 110,253
Global Emerging Markets Fund — 25,535 332 24,718
High Income Fund 139,892 24,632 159,339 16,009
High Yield Fund — 140,898 512 139,663
Inflation Protection Fund 129,712 12,744 28,520 119,610
International Small Company Fund 21,951 2,649 6,642 21,833
LargeCap Growth Fund I 107,827 16,840 38,203 117,961
LargeCap S&P 500 Index Fund 104,020 14,810 26,802 123,994
LargeCap Value Fund III 94,775 18,703 26,191 110,572
MidCap Fund 16,107 15,715 9,192 28,767
MidCap Growth Fund III 45,751 3,671 55,681 —
MidCap Value Fund I 63,070 3,344 77,937 —
Origin Emerging Markets Fund 37,627 1,737 46,746 —
Overseas Fund 81,866 5,640 96,828 —
Real Estate Securities Fund — 43,936 175 43,093
Short-Term Income Fund 304,581 59,789 56,420 318,699
SmallCap Fund — 41,030 794 41,006
SmallCap Growth Fund I 18,727 1,560 25,800 —
SmallCap Value Fund II 19,168 2,257 25,429 —
Small-MidCap Dividend Income Fund — 25,119 118 25,451
$ 2,333,212 $ 661,517 $ 990,390 $ 2,325,160
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 39 $ 18,604 $ — $ 18,672
Core Fixed Income Fund 26,927 (9,973) — 63,710
Diversified International Fund 4,300 50 — 28,063
Diversified Real Asset Fund 1,416 1,718 — 5,363
Equity Income Fund 2,036 6,347 738 20,913
Global Emerging Markets Fund — (1) — (484)
High Income Fund 9,602 (18,441) — 29,265
High Yield Fund 945 — — (723)
Inflation Protection Fund 4,678 (1,875) — 7,549
International Small Company Fund 482 60 — 3,815
LargeCap Growth Fund I 108 13,550 6,851 17,947
LargeCap S&P 500 Index Fund 1,598 6,388 3,067 25,578
LargeCap Value Fund III 1,874 2,672 1,435 20,613
MidCap Fund 21 2,660 451 3,477
MidCap Growth Fund III — 7,410 3,560 (1,151)
MidCap Value Fund I 972 22,733 2,218 (11,210)
Origin Emerging Markets Fund 1,436 (7,821) — 15,203
Overseas Fund 3,860 22,715 1,628 (13,393)
Real Estate Securities Fund — 1 — (669)
Short-Term Income Fund 11,336 (10) — 10,759
SmallCap Fund — 2 — 768
SmallCap Growth Fund I — 11,598 — (6,085)
SmallCap Value Fund II 604 8,546 89 (4,542)
Small-MidCap Dividend Income Fund 80 — — 450
$ 72,314 $ 86,933 $ 20,037 $ 233,888
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .30%
Blue Chip Fund
(a)
2,014,814 $ 92,702
Core Fixed Income Fund
(a)
55,712,188 476,339
Diversified International Fund
(a)
12,498,377 176,852
Diversified Real Asset Fund
(a)
560,584 6,469
Global Emerging Markets Fund
(a)
730,719 19,452
High Yield Fund
(a)
12,111,112 81,871
International Small Company Fund
(a)
1,609,012 16,814
LargeCap Growth Fund I
(a)
4,449,330 92,591
MidCap Fund
(a)
498,032 22,690
Real Estate Securities Fund
(a)
957,647 28,672
SmallCap Fund
(a)
1,075,111 31,006
Small-MidCap Dividend Income Fund
(a)
1,031,541 19,960
$ 1,065,418
Principal Funds, Inc. Institutional Class - 31 .71%
Equity Income Fund
(a)
2,011,388 86,711
High Income Fund
(a)
1,152,421 9,415
Inflation Protection Fund
(a)
8,954,564 70,562
LargeCap S&P 500 Index Fund
(a)
3,356,316 94,480
LargeCap Value Fund III
(a)
4,187,704 86,937
Short-Term Income Fund
(a)
12,238,474 146,617
$ 494,722
TOTAL INVESTMENT COMPANIES $ 1,560,140
Total Investments $ 1,560,140
Other Assets and Liabilities -  (0.01)% (104)
TOTAL NET ASSETS - 100.00% $ 1,560,036
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 82,517 $ 10,081 $ 28,185 $ 92,702
Core Fixed Income Fund 443,173 79,417 78,735 476,339
Diversified International Fund 109,096 76,925 29,940 176,852
Diversified Real Asset Fund 37,357 1,963 37,658 6,469
Equity Income Fund 71,110 14,451 19,734 86,711
Global Emerging Markets Fund — 20,071 237 19,452
High Income Fund 77,020 17,534 91,200 9,415
High Yield Fund — 82,613 319 81,871
Inflation Protection Fund 71,689 10,272 14,647 70,562
International Small Company Fund 16,782 1,866 4,787 16,814
LargeCap Growth Fund I 81,448 15,390 28,287 92,591
LargeCap S&P 500 Index Fund 79,895 13,791 23,707 94,480
LargeCap Value Fund III 71,825 17,034 19,775 86,937
MidCap Fund 13,111 11,775 7,290 22,690
MidCap Growth Fund III 32,997 3,366 40,855 —
MidCap Value Fund I 45,961 3,445 57,912 —
Origin Emerging Markets Fund 27,864 2,212 35,603 —
Overseas Fund 59,510 5,178 71,735 —
Real Estate Securities Fund — 29,239 123 28,672
Short-Term Income Fund 126,034 37,222 21,222 146,617
SmallCap Fund — 32,151 1,762 31,006
SmallCap Growth Fund I 13,301 2,322 19,591 —
SmallCap Value Fund II 14,434 2,955 20,431 —
Small-MidCap Dividend Income Fund — 19,732 98 19,960
$ 1,475,124 $ 511,005 $ 653,833 $ 1,560,140
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 29 $ 12,494 $ — $ 15,795
Core Fixed Income Fund 16,772 (466) — 32,950
Diversified International Fund 3,152 102 — 20,669
Diversified Real Asset Fund 959 (2,574) — 7,381
Equity Income Fund 1,567 93 565 20,791
Global Emerging Markets Fund — (1) — (381)
High Income Fund 5,471 (9,247) — 15,308
High Yield Fund 554 — — (423)
Inflation Protection Fund 2,609 42 — 3,206
International Small Company Fund 372 12 — 2,941
LargeCap Growth Fund I 82 (1,406) 5,212 25,446
LargeCap S&P 500 Index Fund 1,236 822 2,372 23,679
LargeCap Value Fund III 1,433 292 1,097 17,561
MidCap Fund 17 1,179 372 3,915
MidCap Growth Fund III — 5,298 2,589 (806)
MidCap Value Fund I 715 14,429 1,630 (5,923)
Origin Emerging Markets Fund 1,089 (5,760) — 11,287
Overseas Fund 2,823 15,011 1,190 (7,964)
Real Estate Securities Fund — 1 — (445)
Short-Term Income Fund 4,933 37 — 4,546
SmallCap Fund — 5 — 612
SmallCap Growth Fund I — 9,212 — (5,244)
SmallCap Value Fund II 460 6,330 67 (3,288)
Small-MidCap Dividend Income Fund 60 — — 326
$ 44,333 $ 45,905 $ 15,094 $ 181,939
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 70 .22%
Blue Chip Fund
(a)
8,463,827 $ 389,421
Core Fixed Income Fund
(a)
173,561,302 1,483,949
Diversified International Fund
(a)
52,766,662 746,648
Diversified Real Asset Fund
(a)
2,321,725 26,793
Global Emerging Markets Fund
(a)
2,997,908 79,804
High Yield Fund
(a)
37,350,610 252,490
International Small Company Fund
(a)
6,562,155 68,575
LargeCap Growth Fund I
(a)
18,696,598 389,076
MidCap Fund
(a)
2,110,887 96,172
Real Estate Securities Fund
(a)
3,436,209 102,880
SmallCap Fund
(a)
4,514,611 130,201
Small-MidCap Dividend Income Fund
(a)
4,360,494 84,376
$ 3,850,385
Principal Funds, Inc. Institutional Class - 29 .79%
Equity Income Fund
(a)
8,474,309 365,327
High Income Fund
(a)
3,590,894 29,338
Inflation Protection Fund
(a)
26,865,971 211,704
LargeCap S&P 500 Index Fund
(a)
13,992,442 393,887
LargeCap Value Fund III
(a)
17,641,152 366,230
Short-Term Income Fund
(a)
22,297,821 267,128
$ 1,633,614
TOTAL INVESTMENT COMPANIES $ 5,483,999
Total Investments $ 5,483,999
Other Assets and Liabilities -  (0.01)% (437)
TOTAL NET ASSETS - 100.00% $ 5,483,562
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 325,696 $ 37,659 $ 87,203 $ 389,421
Core Fixed Income Fund 1,693,421 256,049 586,591 1,483,949
Diversified International Fund 438,145 308,999 83,844 746,648
Diversified Real Asset Fund — 27,106 58 26,793
Equity Income Fund 279,512 52,761 51,029 365,327
Global Emerging Markets Fund — 82,117 741 79,804
High Income Fund 235,538 47,971 272,781 29,338
High Yield Fund — 254,348 553 252,490
Inflation Protection Fund — 240,046 31,774 211,704
International Small Company Fund 69,724 2,808 16,203 68,575
LargeCap Growth Fund I 320,448 58,626 86,412 389,076
LargeCap S&P 500 Index Fund 297,619 55,585 54,952 393,887
LargeCap Value Fund III 282,517 62,581 51,124 366,230
MidCap Fund 52,129 49,236 25,751 96,172
MidCap Growth Fund III 132,217 11,563 161,858 —
MidCap Value Fund I 186,616 11,202 232,560 —
Origin Emerging Markets Fund 111,768 6,018 140,201 —
Overseas Fund 239,426 17,960 285,949 —
Real Estate Securities Fund 107,471 6,292 40,834 102,880
Short-Term Income Fund — 272,462 6,992 267,128
SmallCap Fund — 133,652 6,006 130,201
SmallCap Growth Fund I 52,766 6,583 75,177 —
SmallCap Value Fund II 59,882 9,393 81,912 —
Small-MidCap Dividend Income Fund — 83,206 223 84,376
$ 4,884,895 $ 2,094,223 $ 2,380,728 $ 5,483,999
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 116 $ 6,802 $ — $ 106,467
Core Fixed Income Fund 61,180 (22,912) — 143,982
Diversified International Fund 12,715 315 — 83,033
Diversified Real Asset Fund — — — (255)
Equity Income Fund 6,353 648 2,217 83,435
Global Emerging Markets Fund — (1) — (1,571)
High Income Fund 16,957 (29,940) — 48,550
High Yield Fund 1,714 — — (1,305)
Inflation Protection Fund — 652 — 2,780
International Small Company Fund 1,555 (8) — 12,254
LargeCap Growth Fund I 325 1,940 20,567 94,474
LargeCap S&P 500 Index Fund 4,618 1,640 8,860 93,995
LargeCap Value Fund III 5,654 2,296 4,329 69,960
MidCap Fund 69 647 1,479 19,911
MidCap Growth Fund III — 21,084 10,410 (3,006)
MidCap Value Fund I 2,913 63,268 6,642 (28,526)
Origin Emerging Markets Fund 4,436 (20,316) — 42,731
Overseas Fund 11,396 60,855 4,803 (32,292)
Real Estate Securities Fund 3,165 (4,154) — 34,105
Short-Term Income Fund 2,965 13 — 1,645
SmallCap Fund — 20 — 2,535
SmallCap Growth Fund I — 33,558 — (17,730)
SmallCap Value Fund II 1,916 26,803 281 (14,166)
Small-MidCap Dividend Income Fund 254 — — 1,393
$ 138,301 $ 143,210 $ 59,588 $ 742,399
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 75 .95%
Blue Chip Fund
(a)
3,505,602 $ 161,293
Core Fixed Income Fund
(a)
64,611,788 552,431
Diversified International Fund
(a)
21,872,074 309,490
Global Emerging Markets Fund
(a)
1,234,827 32,871
High Yield Fund
(a)
12,632,682 85,397
International Small Company Fund
(a)
2,902,108 30,327
LargeCap Growth Fund I
(a)
7,749,369 161,264
MidCap Fund
(a)
878,027 40,003
Real Estate Securities Fund
(a)
1,567,475 46,930
SmallCap Fund
(a)
1,901,660 54,844
Small-MidCap Dividend Income Fund
(a)
1,809,038 35,005
$ 1,509,855
Principal Funds, Inc. Institutional Class - 24 .06%
Equity Income Fund
(a)
3,520,780 151,781
High Income Fund
(a)
1,173,328 9,586
LargeCap S&P 500 Index Fund
(a)
5,856,569 164,862
LargeCap Value Fund III
(a)
7,326,617 152,101
$ 478,330
TOTAL INVESTMENT COMPANIES $ 1,988,185
Total Investments $ 1,988,185
Other Assets and Liabilities -  (0.01)% (119)
TOTAL NET ASSETS - 100.00% $ 1,988,066
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 125,988 $ 21,886 $ 31,088 $ 161,293
Core Fixed Income Fund 433,469 131,997 45,326 552,431
Diversified International Fund 172,426 133,463 29,205 309,490
Equity Income Fund 108,515 28,686 18,868 151,781
Global Emerging Markets Fund — 33,986 477 32,871
High Income Fund 71,487 19,837 87,517 9,586
High Yield Fund — 86,026 188 85,397
International Small Company Fund 26,306 3,884 4,521 30,327
LargeCap Growth Fund I 124,019 30,054 30,924 161,264
LargeCap S&P 500 Index Fund 118,182 27,455 19,351 164,862
LargeCap Value Fund III 109,767 32,371 18,892 152,101
MidCap Fund 24,266 18,508 12,400 40,003
MidCap Growth Fund III 47,578 6,128 60,164 —
MidCap Value Fund I 72,774 7,052 93,468 —
Origin Emerging Markets Fund 43,309 4,645 56,747 —
Overseas Fund 91,849 9,766 113,040 —
Real Estate Securities Fund 36,454 4,214 4,032 46,930
SmallCap Fund — 55,967 2,176 54,844
SmallCap Growth Fund I 20,523 3,767 30,565 —
SmallCap Value Fund II 22,934 4,820 32,692 —
Small-MidCap Dividend Income Fund — 34,576 92 35,005
$ 1,649,846 $ 699,088 $ 691,733 $ 1,988,185
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 45 $ 1,226 $ — $ 43,281
Core Fixed Income Fund 17,581 9 — 32,282
Diversified International Fund 5,029 (28) — 32,834
Equity Income Fund 2,557 138 865 33,310
Global Emerging Markets Fund — (1) — (637)
High Income Fund 5,338 (5,073) — 10,852
High Yield Fund 569 — — (441)
International Small Company Fund 590 (2) — 4,660
LargeCap Growth Fund I 126 330 7,996 37,785
LargeCap S&P 500 Index Fund 1,844 320 3,535 38,256
LargeCap Value Fund III 2,211 182 1,691 28,673
MidCap Fund 32 534 693 9,095
MidCap Growth Fund III — 3,582 3,764 2,876
MidCap Value Fund I 1,144 18,354 2,605 (4,712)
Origin Emerging Markets Fund 1,766 (1,251) — 10,044
Overseas Fund 4,389 18,779 1,850 (7,354)
Real Estate Securities Fund 1,112 9 — 10,285
SmallCap Fund — 8 — 1,045
SmallCap Growth Fund I — 9,342 — (3,067)
SmallCap Value Fund II 740 7,348 108 (2,410)
Small-MidCap Dividend Income Fund 99 — — 521
$ 45,172 $ 53,806 $ 23,107 $ 277,178
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 71 .63%
Blue Chip Fund
(a)
9,977,958 $ 459,086
Core Fixed Income Fund
(a)
94,508,654 808,049
Diversified International Fund
(a)
62,375,299 882,611
Global Emerging Markets Fund
(a)
3,479,577 92,626
High Yield Fund
(a)
21,206,360 143,355
International Small Company Fund
(a)
8,104,055 84,687
LargeCap Growth Fund I
(a)
22,052,792 458,919
MidCap Fund
(a)
2,507,545 114,244
Real Estate Securities Fund
(a)
3,712,872 111,163
SmallCap Fund
(a)
5,419,356 156,294
Small-MidCap Dividend Income Fund
(a)
5,155,398 99,757
$ 3,410,791
Principal Funds, Inc. Institutional Class - 28 .38%
Equity Income Fund
(a)
10,016,842 431,826
High Income Fund
(a)
2,017,937 16,487
LargeCap S&P 500 Index Fund
(a)
16,696,790 470,015
LargeCap Value Fund III
(a)
20,848,286 432,810
$ 1,351,138
TOTAL INVESTMENT COMPANIES $ 4,761,929
Total Investments $ 4,761,929
Other Assets and Liabilities -  (0.01)% (369)
TOTAL NET ASSETS - 100.00% $ 4,761,560
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 351,368 $ 51,898 $ 68,845 $ 459,086
Core Fixed Income Fund 618,655 192,843 49,489 808,049
Diversified International Fund 479,256 368,891 57,052 882,611
Equity Income Fund 301,828 74,748 38,499 431,826
Global Emerging Markets Fund — 95,048 591 92,626
High Income Fund 122,483 30,457 146,304 16,487
High Yield Fund — 144,261 166 143,355
International Small Company Fund 75,280 6,035 9,881 84,687
LargeCap Growth Fund I 345,766 74,661 68,361 458,919
LargeCap S&P 500 Index Fund 335,929 67,659 42,631 470,015
LargeCap Value Fund III 305,245 85,060 38,555 432,810
MidCap Fund 67,736 50,411 30,903 114,244
MidCap Growth Fund III 133,473 12,804 164,394 —
MidCap Value Fund I 201,997 13,581 253,719 —
Origin Emerging Markets Fund 122,475 8,517 155,813 —
Overseas Fund 257,106 20,889 310,196 —
Real Estate Securities Fund 86,740 7,225 7,205 111,163
SmallCap Fund — 157,186 3,858 156,294
SmallCap Growth Fund I 58,468 8,444 84,863 —
SmallCap Value Fund II 63,238 11,077 87,911 —
Small-MidCap Dividend Income Fund — 98,417 135 99,757
$ 3,927,043 $ 1,580,112 $ 1,619,371 $ 4,761,929
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 126 $ 3,076 $ — $ 121,589
Core Fixed Income Fund 25,304 10 — 46,030
Diversified International Fund 13,983 196 — 91,320
Equity Income Fund 7,198 237 2,404 93,512
Global Emerging Markets Fund — — — (1,831)
High Income Fund 9,114 (8,525) — 18,376
High Yield Fund 958 — — (740)
International Small Company Fund 1,690 32 — 13,221
LargeCap Growth Fund I 352 (1,431) 22,269 108,284
LargeCap S&P 500 Index Fund 5,233 986 10,038 108,072
LargeCap Value Fund III 6,135 146 4,696 80,914
MidCap Fund 90 1,398 1,931 25,602
MidCap Growth Fund III — 12,782 10,549 5,335
MidCap Value Fund I 3,168 56,027 7,222 (17,886)
Origin Emerging Markets Fund 5,002 (3,743) — 28,564
Overseas Fund 12,286 61,380 5,175 (29,179)
Real Estate Securities Fund 2,646 (20) — 24,423
SmallCap Fund — 12 — 2,954
SmallCap Growth Fund I — 30,012 — (12,061)
SmallCap Value Fund II 2,035 28,047 298 (14,451)
Small-MidCap Dividend Income Fund 280 — — 1,475
$ 95,600 $ 180,622 $ 64,582 $ 693,523
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .58%
Blue Chip Fund
(a)
3,899,502 $ 179,416
Core Fixed Income Fund
(a)
18,454,645 157,787
Diversified International Fund
(a)
24,465,882 346,192
Global Emerging Markets Fund
(a)
1,386,202 36,901
High Yield Fund
(a)
5,286,467 35,737
International Small Company Fund
(a)
3,177,596 33,206
LargeCap Growth Fund I
(a)
8,622,540 179,435
MidCap Fund
(a)
985,015 44,877
Real Estate Securities Fund
(a)
1,309,069 39,194
SmallCap Fund
(a)
2,170,354 62,593
Small-MidCap Dividend Income Fund
(a)
2,036,458 39,405
$ 1,154,743
Principal Funds, Inc. Institutional Class - 31 .43%
Equity Income Fund
(a)
3,923,463 169,141
High Income Fund
(a)
495,892 4,051
LargeCap S&P 500 Index Fund
(a)
6,622,068 186,411
LargeCap Value Fund III
(a)
8,163,463 169,474
$ 529,077
TOTAL INVESTMENT COMPANIES $ 1,683,820
Total Investments $ 1,683,820
Other Assets and Liabilities -  (0.01)% (103)
TOTAL NET ASSETS - 100.00% $ 1,683,717
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 129,917 $ 27,197 $ 24,641 $ 179,416
Core Fixed Income Fund 111,759 49,378 11,781 157,787
Diversified International Fund 179,044 153,543 20,843 346,192
Equity Income Fund 111,978 35,578 14,093 169,141
Global Emerging Markets Fund — 37,824 200 36,901
High Income Fund 28,905 9,065 36,277 4,051
High Yield Fund — 35,949 28 35,737
International Small Company Fund 28,167 3,698 3,655 33,206
LargeCap Growth Fund I 127,920 35,719 24,636 179,435
LargeCap S&P 500 Index Fund 122,706 33,666 11,222 186,411
LargeCap Value Fund III 113,347 39,290 14,106 169,474
MidCap Fund 24,806 21,158 11,217 44,877
MidCap Growth Fund III 49,290 7,114 63,069 —
MidCap Value Fund I 75,018 8,418 97,843 —
Origin Emerging Markets Fund 44,727 5,955 59,993 —
Overseas Fund 93,345 11,138 116,703 —
Real Estate Securities Fund 29,009 4,372 2,580 39,194
SmallCap Fund — 61,930 487 62,593
SmallCap Growth Fund I 21,690 4,121 32,591 —
SmallCap Value Fund II 23,328 5,059 33,522 —
Small-MidCap Dividend Income Fund — 38,857 37 39,405
$ 1,314,956 $ 629,029 $ 579,524 $ 1,683,820
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 47 $ (111) $ — $ 47,054
Core Fixed Income Fund 4,728 3 — 8,428
Diversified International Fund 5,276 (9) — 34,457
Equity Income Fund 2,763 77 901 35,601
Global Emerging Markets Fund — — — (723)
High Income Fund 2,196 (167) — 2,525
High Yield Fund 237 — — (184)
International Small Company Fund 640 3 — 4,993
LargeCap Growth Fund I 132 91 8,323 40,341
LargeCap S&P 500 Index Fund 1,932 47 3,705 41,214
LargeCap Value Fund III 2,306 (23) 1,765 30,966
MidCap Fund 33 369 713 9,761
MidCap Growth Fund III — (814) 3,945 7,479
MidCap Value Fund I 1,191 15,526 2,714 (1,119)
Origin Emerging Markets Fund 1,886 (719) — 10,030
Overseas Fund 4,499 18,444 1,897 (6,224)
Real Estate Securities Fund 921 6 — 8,387
SmallCap Fund — 1 — 1,149
SmallCap Growth Fund I — 7,086 — (306)
SmallCap Value Fund II 762 4,888 112 247
Small-MidCap Dividend Income Fund 111 — — 585
$ 29,660 $ 44,698 $ 24,075 $ 274,661
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .17%
Blue Chip Fund
(a)
8,418,253 $ 387,324
Core Fixed Income Fund
(a)
13,027,135 111,382
Diversified International Fund
(a)
52,608,862 744,415
Global Emerging Markets Fund
(a)
2,934,604 78,119
High Yield Fund
(a)
4,988,624 33,723
International Small Company Fund
(a)
6,892,146 72,023
LargeCap Growth Fund I
(a)
18,611,333 387,302
MidCap Fund
(a)
2,130,482 97,065
Real Estate Securities Fund
(a)
2,575,587 77,113
SmallCap Fund
(a)
4,589,166 132,352
Small-MidCap Dividend Income Fund
(a)
4,381,717 84,786
$ 2,205,604
Principal Funds, Inc. Institutional Class - 33 .84%
Equity Income Fund
(a)
8,468,373 365,071
High Income Fund
(a)
450,762 3,683
LargeCap S&P 500 Index Fund
(a)
13,965,281 393,123
LargeCap Value Fund III
(a)
17,622,051 365,834
$ 1,127,711
TOTAL INVESTMENT COMPANIES $ 3,333,315
Total Investments $ 3,333,315
Other Assets and Liabilities -  (0.01)% (277)
TOTAL NET ASSETS - 100.00% $ 3,333,038
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 283,060 $ 48,796 $ 45,835 $ 387,324
Core Fixed Income Fund 81,701 49,454 25,881 111,382
Diversified International Fund 386,671 320,716 36,931 744,415
Equity Income Fund 243,876 68,943 24,660 365,071
Global Emerging Markets Fund — 80,064 402 78,119
High Income Fund 28,493 12,140 39,209 3,683
High Yield Fund — 33,927 31 33,723
International Small Company Fund 60,749 6,262 5,724 72,023
LargeCap Growth Fund I 278,585 67,216 45,536 387,302
LargeCap S&P 500 Index Fund 267,475 63,761 26,281 393,123
LargeCap Value Fund III 246,745 77,095 24,677 365,834
MidCap Fund 54,711 42,753 22,566 97,065
MidCap Growth Fund III 106,728 11,910 133,006 —
MidCap Value Fund I 163,524 13,349 208,054 —
Origin Emerging Markets Fund 98,550 9,633 128,330 —
Overseas Fund 206,417 19,252 252,132 —
Real Estate Securities Fund 58,831 6,685 5,175 77,113
SmallCap Fund — 131,709 1,829 132,352
SmallCap Growth Fund I 47,431 8,194 70,260 —
SmallCap Value Fund II 51,155 10,381 72,678 —
Small-MidCap Dividend Income Fund — 83,635 80 84,786
$ 2,664,702 $ 1,165,875 $ 1,169,277 $ 3,333,315
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 102 $ (1,075) $ — $ 102,378
Core Fixed Income Fund 3,057 (820) — 6,928
Diversified International Fund 11,323 (34) — 73,993
Equity Income Fund 5,942 78 1,947 76,834
Global Emerging Markets Fund — (1) — (1,542)
High Income Fund 1,906 (1,770) — 4,029
High Yield Fund 219 — — (173)
International Small Company Fund 1,370 22 — 10,714
LargeCap Growth Fund I 284 208 17,994 86,829
LargeCap S&P 500 Index Fund 4,179 71 8,015 88,097
LargeCap Value Fund III 4,977 86 3,809 66,585
MidCap Fund 73 750 1,563 21,417
MidCap Growth Fund III — 4,075 8,464 10,293
MidCap Value Fund I 2,573 38,180 5,866 (6,999)
Origin Emerging Markets Fund 4,095 (3,416) — 23,563
Overseas Fund 9,891 46,319 4,165 (19,856)
Real Estate Securities Fund 1,822 1 — 16,771
SmallCap Fund — 7 — 2,465
SmallCap Growth Fund I — 17,396 — (2,761)
SmallCap Value Fund II 1,654 16,884 242 (5,742)
Small-MidCap Dividend Income Fund 235 — — 1,231
$ 53,702 $ 116,961 $ 52,065 $ 555,054
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .93%
Blue Chip Fund
(a)
2,858,659 $ 131,527
Core Fixed Income Fund
(a)
3,587,229 30,671
Diversified International Fund
(a)
17,945,591 253,931
Global Emerging Markets Fund
(a)
1,011,982 26,939
High Yield Fund
(a)
1,445,987 9,775
International Small Company Fund
(a)
2,353,564 24,595
LargeCap Growth Fund I
(a)
6,323,521 131,592
MidCap Fund
(a)
733,901 33,436
Real Estate Securities Fund
(a)
876,697 26,248
SmallCap Fund
(a)
1,593,793 45,965
Small-MidCap Dividend Income Fund
(a)
1,509,046 29,200
$ 743,879
Principal Funds, Inc. Institutional Class - 34 .08%
Equity Income Fund
(a)
2,886,477 124,436
High Income Fund
(a)
138,776 1,134
LargeCap S&P 500 Index Fund
(a)
4,769,655 134,266
LargeCap Value Fund III
(a)
6,004,295 124,649
$ 384,485
TOTAL INVESTMENT COMPANIES $ 1,128,364
Total Investments $ 1,128,364
Other Assets and Liabilities -  (0.01)% (80)
TOTAL NET ASSETS - 100.00% $ 1,128,284
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 89,044 $ 22,279 $ 12,372 $ 131,527
Core Fixed Income Fund 26,084 11,000 8,325 30,671
Diversified International Fund 122,559 117,280 9,537 253,931
Equity Income Fund 76,953 28,502 6,013 124,436
Global Emerging Markets Fund — 27,491 20 26,939
High Income Fund 9,074 3,532 12,183 1,134
High Yield Fund — 9,834 8 9,775
International Small Company Fund 19,367 3,359 1,578 24,595
LargeCap Growth Fund I 87,687 28,124 12,418 131,592
LargeCap S&P 500 Index Fund 84,214 27,279 6,019 134,266
LargeCap Value Fund III 77,973 30,928 6,015 124,649
MidCap Fund 17,140 16,024 6,900 33,436
MidCap Growth Fund III 33,819 5,792 44,179 —
MidCap Value Fund I 51,530 7,079 68,645 —
Origin Emerging Markets Fund 31,056 4,892 42,450 —
Overseas Fund 64,193 9,198 82,018 —
Real Estate Securities Fund 18,546 3,671 1,421 26,248
SmallCap Fund — 45,181 42 45,965
SmallCap Growth Fund I 15,041 3,408 23,198 —
SmallCap Value Fund II 16,140 4,075 23,799 —
Small-MidCap Dividend Income Fund — 28,803 26 29,200
$ 840,420 $ 437,731 $ 367,166 $ 1,128,364
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 32 $ (123) $ — $ 32,699
Core Fixed Income Fund 939 (98) — 2,010
Diversified International Fund 3,610 — — 23,629
Equity Income Fund 1,950 7 619 24,987
Global Emerging Markets Fund — — — (532)
High Income Fund 597 (245) — 956
High Yield Fund 66 — — (51)
International Small Company Fund 440 1 — 3,446
LargeCap Growth Fund I 90 27 5,699 28,172
LargeCap S&P 500 Index Fund 1,325 9 2,540 28,783
LargeCap Value Fund III 1,584 2 1,212 21,761
MidCap Fund 23 215 493 6,957
MidCap Growth Fund III — (1,035) 2,703 5,603
MidCap Value Fund I 817 9,538 1,862 498
Origin Emerging Markets Fund 1,328 (384) — 6,886
Overseas Fund 3,092 12,826 1,303 (4,199)
Real Estate Securities Fund 602 4 — 5,448
SmallCap Fund — — — 826
SmallCap Growth Fund I — 3,130 — 1,619
SmallCap Value Fund II 527 2,242 77 1,342
Small-MidCap Dividend Income Fund 81 — — 423
$ 17,103 $ 26,116 $ 16,508 $ 191,263
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .93%
Blue Chip Fund
(a)
2,739,880 $ 126,062
Core Fixed Income Fund
(a)
3,456,101 29,550
Diversified International Fund
(a)
17,216,487 243,614
Global Emerging Markets Fund
(a)
966,665 25,733
High Yield Fund
(a)
1,379,029 9,322
International Small Company Fund
(a)
2,266,857 23,689
LargeCap Growth Fund I
(a)
6,061,349 126,137
MidCap Fund
(a)
704,776 32,109
Real Estate Securities Fund
(a)
842,468 25,223
SmallCap Fund
(a)
1,526,688 44,030
Small-MidCap Dividend Income Fund
(a)
1,447,548 28,010
$ 713,479
Principal Funds, Inc. Institutional Class - 34 .08%
Equity Income Fund
(a)
2,769,396 119,389
High Income Fund
(a)
135,938 1,110
LargeCap S&P 500 Index Fund
(a)
4,569,875 128,642
LargeCap Value Fund III
(a)
5,761,233 119,603
$ 368,744
TOTAL INVESTMENT COMPANIES $ 1,082,223
Total Investments $ 1,082,223
Other Assets and Liabilities -  (0.01)% (71)
TOTAL NET ASSETS - 100.00% $ 1,082,152
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 85,162 $ 23,240 $ 13,267 $ 126,062
Core Fixed Income Fund 24,998 11,099 8,382 29,550
Diversified International Fund 117,385 114,972 11,083 243,614
Equity Income Fund 73,674 29,165 7,228 119,389
Global Emerging Markets Fund — 26,263 22 25,733
High Income Fund 8,693 3,515 11,776 1,110
High Yield Fund — 9,380 10 9,322
International Small Company Fund 18,577 3,807 1,970 23,689
LargeCap Growth Fund I 83,865 28,847 13,262 126,137
LargeCap S&P 500 Index Fund 80,556 28,057 7,255 128,642
LargeCap Value Fund III 74,647 31,498 7,232 119,603
MidCap Fund 16,380 15,746 6,821 32,109
MidCap Growth Fund III 32,390 6,164 42,913 —
MidCap Value Fund I 49,308 7,652 66,509 —
Origin Emerging Markets Fund 29,714 5,278 41,154 —
Overseas Fund 61,270 9,839 79,306 —
Real Estate Securities Fund 17,755 4,025 1,775 25,223
SmallCap Fund — 43,288 45 44,030
SmallCap Growth Fund I 14,411 3,751 22,690 —
SmallCap Value Fund II 15,448 4,397 23,275 —
Small-MidCap Dividend Income Fund — 27,636 27 28,010
$ 804,233 $ 437,619 $ 366,002 $ 1,082,223
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 31 $ (128) $ — $ 31,055
Core Fixed Income Fund 892 (37) — 1,872
Diversified International Fund 3,484 (10) — 22,350
Equity Income Fund 1,854 4 594 23,774
Global Emerging Markets Fund — — — (508)
High Income Fund 569 (322) — 1,000
High Yield Fund 63 — — (48)
International Small Company Fund 425 5 — 3,270
LargeCap Growth Fund I 86 20 5,468 26,667
LargeCap S&P 500 Index Fund 1,271 2 2,438 27,282
LargeCap Value Fund III 1,522 7 1,164 20,683
MidCap Fund 22 191 472 6,613
MidCap Growth Fund III — (1,660) 2,599 6,019
MidCap Value Fund I 785 8,183 1,788 1,366
Origin Emerging Markets Fund 1,276 (290) — 6,452
Overseas Fund 2,966 11,877 1,247 (3,680)
Real Estate Securities Fund 572 7 — 5,211
SmallCap Fund — — — 787
SmallCap Growth Fund I — 2,258 — 2,270
SmallCap Value Fund II 507 1,742 74 1,688
Small-MidCap Dividend Income Fund 77 — — 401
$ 16,402 $ 21,849 $ 15,844 $ 184,524
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .01%
Blue Chip Fund
(a)
562,162 $ 25,865
Core Fixed Income Fund
(a)
720,515 6,160
Diversified International Fund
(a)
3,547,557 50,198
Global Emerging Markets Fund
(a)
200,388 5,334
High Yield Fund
(a)
287,429 1,943
International Small Company Fund
(a)
472,412 4,937
LargeCap Growth Fund I
(a)
1,244,641 25,901
MidCap Fund
(a)
147,079 6,701
Real Estate Securities Fund
(a)
175,582 5,257
SmallCap Fund
(a)
320,516 9,244
Small-MidCap Dividend Income Fund
(a)
303,215 5,867
$ 147,407
Principal Funds, Inc. Institutional Class - 34 .00%
Equity Income Fund
(a)
571,687 24,645
High Income Fund
(a)
28,125 230
LargeCap S&P 500 Index Fund
(a)
936,893 26,374
LargeCap Value Fund III
(a)
1,188,812 24,680
$ 75,929
TOTAL INVESTMENT COMPANIES $ 223,336
Total Investments $ 223,336
Other Assets and Liabilities -  (0.01)% (30)
TOTAL NET ASSETS - 100.00% $ 223,306
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 14,856 $ 7,365 $ 2,010 $ 25,865
Core Fixed Income Fund 4,435 2,991 1,588 6,160
Diversified International Fund 20,750 27,212 1,772 50,198
Equity Income Fund 12,907 8,367 1,065 24,645
Global Emerging Markets Fund — 5,441 3 5,334
High Income Fund 1,536 883 2,312 230
High Yield Fund — 1,955 2 1,943
International Small Company Fund 3,312 1,426 389 4,937
LargeCap Growth Fund I 14,652 8,352 2,069 25,901
LargeCap S&P 500 Index Fund 14,073 8,251 1,061 26,374
LargeCap Value Fund III 13,111 8,725 1,065 24,680
MidCap Fund 2,839 3,864 1,268 6,701
MidCap Growth Fund III 5,730 2,023 8,524 —
MidCap Value Fund I 8,632 2,677 13,059 —
Origin Emerging Markets Fund 5,201 1,773 8,109 —
Overseas Fund 10,473 3,177 15,185 —
Real Estate Securities Fund 3,147 1,417 281 5,257
SmallCap Fund — 9,091 6 9,244
SmallCap Growth Fund I 2,563 1,127 4,522 —
SmallCap Value Fund II 2,726 1,234 4,578 —
Small-MidCap Dividend Income Fund — 5,789 5 5,867
$ 140,943 $ 113,140 $ 68,873 $ 223,336
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 6 $ 3 $ — $ 5,651
Core Fixed Income Fund 173 (3) — 325
Diversified International Fund 618 1 — 4,007
Equity Income Fund 354 1 104 4,435
Global Emerging Markets Fund — — — (104)
High Income Fund 109 — — 123
High Yield Fund 13 — — (10)
International Small Company Fund 76 — — 588
LargeCap Growth Fund I 15 4 957 4,962
LargeCap S&P 500 Index Fund 223 — 427 5,111
LargeCap Value Fund III 268 — 205 3,909
MidCap Fund 4 32 82 1,234
MidCap Growth Fund III — (648) 461 1,419
MidCap Value Fund I 138 1,310 314 440
Origin Emerging Markets Fund 237 (92) — 1,227
Overseas Fund 508 1,975 214 (440)
Real Estate Securities Fund 111 1 — 973
SmallCap Fund — — — 159
SmallCap Growth Fund I — 202 — 630
SmallCap Value Fund II 90 378 13 240
Small-MidCap Dividend Income Fund 16 — — 83
$ 2,959 $ 3,164 $ 2,777 $ 34,962
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .21%
Blue Chip Fund
(a)
111,014 $ 5,108
Core Fixed Income Fund
(a)
146,011 1,248
Diversified International Fund
(a)
703,732 9,958
Global Emerging Markets Fund
(a)
40,517 1,078
High Yield Fund
(a)
58,360 394
International Small Company Fund
(a)
95,574 999
LargeCap Growth Fund I
(a)
246,211 5,124
MidCap Fund
(a)
29,368 1,338
Real Estate Securities Fund
(a)
34,841 1,043
SmallCap Fund
(a)
65,554 1,891
Small-MidCap Dividend Income Fund
(a)
60,971 1,180
$ 29,361
Principal Funds, Inc. Institutional Class - 33 .83%
Equity Income Fund
(a)
113,057 4,874
High Income Fund
(a)
5,542 45
LargeCap S&P 500 Index Fund
(a)
184,729 5,200
LargeCap Value Fund III
(a)
235,340 4,886
$ 15,005
TOTAL INVESTMENT COMPANIES $ 44,366
Total Investments $ 44,366
Other Assets and Liabilities -  (0.04)% (18)
TOTAL NET ASSETS - 100.00% $ 44,348
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2070 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 935 $ 4,149 $ 543 $ 5,108
Core Fixed Income Fund 295 1,199 269 1,248
Diversified International Fund 1,351 8,970 648 9,958
Equity Income Fund 840 3,905 387 4,874
Global Emerging Markets Fund — 1,097 — 1,078
High Income Fund 100 336 403 45
High Yield Fund — 396 — 394
International Small Company Fund 224 843 113 999
LargeCap Growth Fund I 923 4,185 528 5,124
LargeCap S&P 500 Index Fund 896 4,124 413 5,200
LargeCap Value Fund III 852 3,932 387 4,886
MidCap Fund 182 1,299 297 1,338
MidCap Growth Fund III 378 997 1,426 —
MidCap Value Fund I 565 1,475 2,216 —
Origin Emerging Markets Fund 335 1,057 1,498 —
Overseas Fund 653 2,005 2,843 —
Real Estate Securities Fund 210 807 91 1,043
SmallCap Fund — 1,863 — 1,891
SmallCap Growth Fund I 183 559 825 —
SmallCap Value Fund II 192 596 848 —
Small-MidCap Dividend Income Fund — 1,165 — 1,180
$ 9,114 $ 44,959 $ 13,735 $ 44,366
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 3 $ — $ 564
Core Fixed Income Fund 23 — — 23
Diversified International Fund 49 — — 285
Equity Income Fund 47 — 8 516
Global Emerging Markets Fund — — — (19)
High Income Fund 14 7 — 5
High Yield Fund 3 — — (2)
International Small Company Fund 6 — — 45
LargeCap Growth Fund I 1 1 70 543
LargeCap S&P 500 Index Fund 17 1 32 592
LargeCap Value Fund III 20 — 16 489
MidCap Fund — 2 6 152
MidCap Growth Fund III — 8 36 43
MidCap Value Fund I 11 139 24 37
Origin Emerging Markets Fund 29 79 — 27
Overseas Fund 38 144 15 41
Real Estate Securities Fund 16 — — 117
SmallCap Fund — — — 28
SmallCap Growth Fund I — 57 — 26
SmallCap Value Fund II 8 41 1 19
Small-MidCap Dividend Income Fund 3 — — 15
$ 285 $ 482 $ 208 $ 3,546
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21 .92%
Diversified International Fund
(a)
1,818,996 $ 25,739
Diversified Real Asset Fund
(a)
141,142 1,629
Global Emerging Markets Fund
(a)
104,434 2,780
High Yield Fund
(a)
3,161,231 21,370
International Small Company Fund
(a)
249,784 2,610
MidCap S&P 400 Index Fund
(a)
263,952 6,540
Real Estate Securities Fund
(a)
197,195 5,904
SmallCap S&P 600 Index Fund
(a)
165,295 4,544
$ 71,116
Principal Funds, Inc. Institutional Class - 78 .10%
Bond Market Index Fund
(a)
12,686,105 109,735
High Income Fund
(a)
298,137 2,436
Inflation Protection Fund
(a)
2,433,903 19,179
LargeCap S&P 500 Index Fund
(a)
2,326,460 65,490
Short-Term Income Fund
(a)
4,723,314 56,585
$ 253,425
TOTAL INVESTMENT COMPANIES $ 324,541
Total Investments $ 324,541
Other Assets and Liabilities -  (0.02)% (61)
TOTAL NET ASSETS - 100.00% $ 324,480
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 72,947 $ 38,913 $ 7,126 $ 109,735
Diversified International Fund 18,409 7,556 4,041 25,739
Diversified Real Asset Fund 5,125 2,317 6,593 1,629
Global Emerging Markets Fund — 2,874 42 2,780
High Income Fund 14,552 7,687 21,041 2,436
High Yield Fund — 21,554 73 21,370
Inflation Protection Fund 13,660 6,854 2,034 19,179
International Small Company Fund 1,799 864 377 2,610
LargeCap S&P 500 Index Fund 39,028 20,476 7,863 65,490
MidCap S&P 400 Index Fund 9,461 3,692 9,165 6,540
Origin Emerging Markets Fund 2,033 712 3,181 —
Real Estate Securities Fund — 6,018 22 5,904
Short-Term Income Fund 37,180 21,348 3,407 56,585
SmallCap S&P 600 Index Fund 2,936 1,894 1,060 4,544
$ 217,130 $ 142,759 $ 66,025 $ 324,541
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,301 $ — $ — $ 5,001
Diversified International Fund 565 (3) — 3,818
Diversified Real Asset Fund 167 276 — 504
Global Emerging Markets Fund — — — (52)
High Income Fund 1,219 (232) — 1,470
High Yield Fund 145 — — (111)
Inflation Protection Fund 532 — — 699
International Small Company Fund 43 1 — 323
LargeCap S&P 500 Index Fund 631 45 1,211 13,804
MidCap S&P 400 Index Fund 166 390 258 2,162
Origin Emerging Markets Fund 92 (256) — 692
Real Estate Securities Fund — — — (92)
Short-Term Income Fund 1,706 — — 1,464
SmallCap S&P 600 Index Fund 57 1 105 773
$ 8,624 $ 222 $ 1,574 $ 30,455
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24 .00%
Diversified International Fund
(a)
3,708,334 $ 52,473
Diversified Real Asset Fund
(a)
202,702 2,339
Global Emerging Markets Fund
(a)
211,261 5,624
High Yield Fund
(a)
4,730,313 31,977
International Small Company Fund
(a)
482,717 5,044
MidCap S&P 400 Index Fund
(a)
513,507 12,725
Real Estate Securities Fund
(a)
331,722 9,932
SmallCap S&P 600 Index Fund
(a)
346,466 9,524
$ 129,638
Principal Funds, Inc. Institutional Class - 76 .01%
Bond Market Index Fund
(a)
19,745,965 170,802
High Income Fund
(a)
446,360 3,647
Inflation Protection Fund
(a)
3,572,251 28,149
LargeCap S&P 500 Index Fund
(a)
4,749,652 133,703
Short-Term Income Fund
(a)
6,199,645 74,272
$ 410,573
TOTAL INVESTMENT COMPANIES $ 540,211
Total Investments $ 540,211
Other Assets and Liabilities -  (0.01)% (63)
TOTAL NET ASSETS - 100.00% $ 540,148
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 142,724 $ 34,784 $ 15,857 $ 170,802
Diversified International Fund 46,901 6,218 9,990 52,473
Diversified Real Asset Fund 10,646 1,466 11,268 2,339
Global Emerging Markets Fund — 5,812 80 5,624
High Income Fund 26,870 7,919 33,318 3,647
High Yield Fund — 32,281 140 31,977
Inflation Protection Fund 25,043 5,518 3,591 28,149
International Small Company Fund 4,408 786 941 5,044
LargeCap S&P 500 Index Fund 98,701 23,405 20,584 133,703
MidCap S&P 400 Index Fund 23,885 3,390 20,574 12,725
Origin Emerging Markets Fund 5,174 646 6,866 —
Real Estate Securities Fund — 10,134 47 9,932
Short-Term Income Fund 58,553 19,685 6,160 74,272
SmallCap S&P 600 Index Fund 7,501 1,693 1,508 9,524
$ 450,406 $ 153,737 $ 130,924 $ 540,211
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 6,308 $ (2) $ — $ 9,153
Diversified International Fund 1,400 (7) — 9,351
Diversified Real Asset Fund 308 440 — 1,055
Global Emerging Markets Fund — — — (108)
High Income Fund 2,037 (1,925) — 4,101
High Yield Fund 215 — — (164)
Inflation Protection Fund 945 — — 1,179
International Small Company Fund 102 1 — 790
LargeCap S&P 500 Index Fund 1,565 426 2,998 31,755
MidCap S&P 400 Index Fund 411 1,007 637 5,017
Origin Emerging Markets Fund 212 (1,167) — 2,213
Real Estate Securities Fund — — — (155)
Short-Term Income Fund 2,427 1 — 2,193
SmallCap S&P 600 Index Fund 141 — 260 1,838
$ 16,071 $ (1,226) $ 3,895 $ 68,218
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .89%
Diversified International Fund
(a)
7,083,353 $ 100,230
Diversified Real Asset Fund
(a)
352,941 4,073
Global Emerging Markets Fund
(a)
405,576 10,796
High Yield Fund
(a)
6,737,139 45,543
International Small Company Fund
(a)
942,178 9,846
MidCap S&P 400 Index Fund
(a)
1,010,184 25,032
Real Estate Securities Fund
(a)
541,339 16,208
SmallCap S&P 600 Index Fund
(a)
651,741 17,916
$ 229,644
Principal Funds, Inc. Institutional Class - 74 .12%
Bond Market Index Fund
(a)
31,597,602 273,319
High Income Fund
(a)
651,801 5,325
Inflation Protection Fund
(a)
5,186,071 40,866
LargeCap S&P 500 Index Fund
(a)
9,043,182 254,566
Short-Term Income Fund
(a)
6,971,768 83,522
$ 657,598
TOTAL INVESTMENT COMPANIES $ 887,242
Total Investments $ 887,242
Other Assets and Liabilities -  (0.01)% (84)
TOTAL NET ASSETS - 100.00% $ 887,158
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 193,251 $ 80,033 $ 13,119 $ 273,319
Diversified International Fund 78,003 18,995 12,528 100,230
Diversified Real Asset Fund 15,480 4,010 17,673 4,073
Global Emerging Markets Fund — 11,117 110 10,796
High Income Fund 33,535 14,320 45,329 5,325
High Yield Fund — 45,860 83 45,543
Inflation Protection Fund 31,404 11,269 3,393 40,866
International Small Company Fund 7,796 2,238 1,566 9,846
LargeCap S&P 500 Index Fund 166,072 61,975 29,771 254,566
MidCap S&P 400 Index Fund 40,191 9,768 35,339 25,032
Origin Emerging Markets Fund 8,679 1,936 12,412 —
Real Estate Securities Fund — 16,492 31 16,208
Short-Term Income Fund 54,931 29,956 3,519 83,522
SmallCap S&P 600 Index Fund 12,493 5,265 3,038 17,916
$ 641,835 $ 313,234 $ 177,911 $ 887,242
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 8,593 $ — $ — $ 13,154
Diversified International Fund 2,337 33 — 15,727
Diversified Real Asset Fund 472 457 — 1,799
Global Emerging Markets Fund — — — (211)
High Income Fund 2,703 (1,311) — 4,110
High Yield Fund 304 — — (234)
Inflation Protection Fund 1,190 — — 1,586
International Small Company Fund 181 — — 1,378
LargeCap S&P 500 Index Fund 2,646 277 5,067 56,013
MidCap S&P 400 Index Fund 695 1,531 1,077 8,881
Origin Emerging Markets Fund 374 (1,372) — 3,169
Real Estate Securities Fund — — — (253)
Short-Term Income Fund 2,474 3 — 2,151
SmallCap S&P 600 Index Fund 237 2 437 3,194
$ 22,206 $ (380) $ 6,581 $ 110,464
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 29 .06%
Diversified International Fund
(a)
9,374,646 $ 132,651
Diversified Real Asset Fund
(a)
411,440 4,748
Global Emerging Markets Fund
(a)
533,615 14,205
High Yield Fund
(a)
6,583,691 44,506
International Small Company Fund
(a)
1,251,433 13,077
MidCap S&P 400 Index Fund
(a)
1,344,019 33,305
Real Estate Securities Fund
(a)
629,747 18,855
SmallCap S&P 600 Index Fund
(a)
872,370 23,981
$ 285,328
Principal Funds, Inc. Institutional Class - 70 .95%
Bond Market Index Fund
(a)
31,160,592 269,539
High Income Fund
(a)
634,694 5,186
Inflation Protection Fund
(a)
4,808,768 37,893
LargeCap S&P 500 Index Fund
(a)
11,972,152 337,016
Short-Term Income Fund
(a)
3,936,230 47,156
$ 696,790
TOTAL INVESTMENT COMPANIES $ 982,118
Total Investments $ 982,118
Other Assets and Liabilities -  (0.01)% (105)
TOTAL NET ASSETS - 100.00% $ 982,013
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 224,382 $ 110,224 $ 79,649 $ 269,539
Diversified International Fund 93,529 32,639 12,759 132,651
Diversified Real Asset Fund — 4,826 33 4,748
Global Emerging Markets Fund — 14,675 195 14,205
High Income Fund 31,106 16,069 44,641 5,186
High Yield Fund — 45,041 304 44,506
Inflation Protection Fund — 41,427 4,051 37,893
International Small Company Fund 9,588 3,899 2,105 13,077
LargeCap S&P 500 Index Fund 198,446 98,139 29,968 337,016
MidCap S&P 400 Index Fund 48,427 16,627 44,623 33,305
Origin Emerging Markets Fund 10,413 3,283 15,910 —
Real Estate Securities Fund 14,263 5,941 5,860 18,855
Short-Term Income Fund — 47,425 522 47,156
SmallCap S&P 600 Index Fund 15,348 8,333 3,701 23,981
$ 645,502 $ 448,548 $ 244,321 $ 982,118
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 10,228 $ (18) $ — $ 14,600
Diversified International Fund 2,870 4 — 19,238
Diversified Real Asset Fund — — — (45)
Global Emerging Markets Fund — — — (275)
High Income Fund 2,626 (1,299) — 3,951
High Yield Fund 303 — — (231)
Inflation Protection Fund — 52 — 465
International Small Company Fund 228 2 — 1,693
LargeCap S&P 500 Index Fund 3,229 87 6,193 70,312
MidCap S&P 400 Index Fund 857 1,612 1,331 11,262
Origin Emerging Markets Fund 472 (1,698) — 3,912
Real Estate Securities Fund 508 65 — 4,446
Short-Term Income Fund 494 — — 253
SmallCap S&P 600 Index Fund 300 — 554 4,001
$ 22,115 $ (1,193) $ 8,078 $ 133,582
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 32 .04%
Diversified International Fund
(a)
7,852,729 $ 111,116
Global Emerging Markets Fund
(a)
442,660 11,784
High Yield Fund
(a)
4,506,712 30,465
International Small Company Fund
(a)
1,046,100 10,932
MidCap S&P 400 Index Fund
(a)
1,110,065 27,507
Real Estate Securities Fund
(a)
566,439 16,959
SmallCap S&P 600 Index Fund
(a)
729,381 20,051
$ 228,814
Principal Funds, Inc. Institutional Class - 67 .97%
Bond Market Index Fund
(a)
23,104,633 199,855
High Income Fund
(a)
420,631 3,437
LargeCap S&P 500 Index Fund
(a)
10,023,959 282,174
$ 485,466
TOTAL INVESTMENT COMPANIES $ 714,280
Total Investments $ 714,280
Other Assets and Liabilities -  (0.01)% (81)
TOTAL NET ASSETS - 100.00% $ 714,199
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 127,735 $ 72,934 $ 9,922 $ 199,855
Diversified International Fund 81,999 23,628 11,304 111,116
Global Emerging Markets Fund — 12,237 227 11,784
High Income Fund 21,068 10,371 29,799 3,437
High Yield Fund — 30,846 223 30,465
International Small Company Fund 7,930 2,762 1,194 10,932
LargeCap S&P 500 Index Fund 173,569 75,319 27,315 282,174
MidCap S&P 400 Index Fund 42,266 12,137 38,036 27,507
Origin Emerging Markets Fund 9,066 2,303 13,277 —
Real Estate Securities Fund 10,742 3,795 875 16,959
SmallCap S&P 600 Index Fund 13,184 6,212 2,799 20,051
$ 487,559 $ 252,544 $ 134,971 $ 714,280
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5,725 $ 4 $ — $ 9,104
Diversified International Fund 2,474 2 — 16,791
Global Emerging Markets Fund — — — (226)
High Income Fund 1,758 (677) — 2,474
High Yield Fund 203 — — (158)
International Small Company Fund 185 1 — 1,433
LargeCap S&P 500 Index Fund 2,785 51 5,339 60,550
MidCap S&P 400 Index Fund 736 1,115 1,143 10,025
Origin Emerging Markets Fund 401 (887) — 2,795
Real Estate Securities Fund 373 2 — 3,295
SmallCap S&P 600 Index Fund 252 — 466 3,454
$ 14,892 $ (389) $ 6,948 $ 109,537
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35 .58%
Diversified International Fund
(a)
10,189,896 $ 144,186
Global Emerging Markets Fund
(a)
580,239 15,446
High Yield Fund
(a)
3,464,387 23,419
International Small Company Fund
(a)
1,359,300 14,205
MidCap S&P 400 Index Fund
(a)
1,445,448 35,818
Real Estate Securities Fund
(a)
613,781 18,377
SmallCap S&P 600 Index Fund
(a)
957,101 26,311
$ 277,762
Principal Funds, Inc. Institutional Class - 64 .43%
Bond Market Index Fund
(a)
15,451,865 133,659
High Income Fund
(a)
330,855 2,703
LargeCap S&P 500 Index Fund
(a)
13,024,310 366,634
$ 502,996
TOTAL INVESTMENT COMPANIES $ 780,758
Total Investments $ 780,758
Other Assets and Liabilities -  (0.01)% (85)
TOTAL NET ASSETS - 100.00% $ 780,673
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 81,241 $ 51,211 $ 4,644 $ 133,659
Diversified International Fund 100,758 32,592 9,892 144,186
Global Emerging Markets Fund — 15,916 169 15,446
High Income Fund 16,038 8,012 22,713 2,703
High Yield Fund — 23,684 144 23,419
International Small Company Fund 10,143 3,673 1,421 14,205
LargeCap S&P 500 Index Fund 213,624 99,753 22,509 366,634
MidCap S&P 400 Index Fund 51,877 15,441 45,307 35,818
Origin Emerging Markets Fund 11,007 3,063 16,427 —
Real Estate Securities Fund 11,294 4,259 672 18,377
SmallCap S&P 600 Index Fund 16,275 8,029 2,301 26,311
$ 512,257 $ 265,633 $ 126,199 $ 780,758
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,645 $ — $ — $ 5,851
Diversified International Fund 3,045 1 — 20,727
Global Emerging Markets Fund — — — (301)
High Income Fund 1,345 (217) — 1,583
High Yield Fund 155 — — (121)
International Small Company Fund 238 1 — 1,809
LargeCap S&P 500 Index Fund 3,432 4 6,576 75,762
MidCap S&P 400 Index Fund 905 1,175 1,403 12,632
Origin Emerging Markets Fund 500 (718) — 3,075
Real Estate Securities Fund 398 2 — 3,494
SmallCap S&P 600 Index Fund 312 — 575 4,308
$ 13,975 $ 248 $ 8,554 $ 128,819
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38 .09%
Diversified International Fund
(a)
7,009,546 $ 99,185
Global Emerging Markets Fund
(a)
399,552 10,636
High Yield Fund
(a)
1,511,807 10,220
International Small Company Fund
(a)
930,006 9,718
MidCap S&P 400 Index Fund
(a)
993,415 24,617
Real Estate Securities Fund
(a)
375,473 11,242
SmallCap S&P 600 Index Fund
(a)
664,455 18,266
$ 183,884
Principal Funds, Inc. Institutional Class - 61 .92%
Bond Market Index Fund
(a)
5,278,311 45,656
High Income Fund
(a)
142,169 1,162
LargeCap S&P 500 Index Fund
(a)
8,955,374 252,094
$ 298,912
TOTAL INVESTMENT COMPANIES $ 482,796
Total Investments $ 482,796
Other Assets and Liabilities -  (0.01)% (61)
TOTAL NET ASSETS - 100.00% $ 482,735
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 28,151 $ 18,694 $ 3,176 $ 45,656
Diversified International Fund 71,690 20,825 7,867 99,185
Global Emerging Markets Fund — 10,944 105 10,636
High Income Fund 7,268 3,442 10,158 1,162
High Yield Fund — 10,330 57 10,220
International Small Company Fund 7,204 2,340 1,096 9,718
LargeCap S&P 500 Index Fund 152,024 64,957 17,757 252,094
MidCap S&P 400 Index Fund 36,923 9,804 31,771 24,617
Origin Emerging Markets Fund 7,884 1,828 11,364 —
Real Estate Securities Fund 7,237 2,482 664 11,242
SmallCap S&P 600 Index Fund 11,541 5,206 1,486 18,266
$ 329,922 $ 150,852 $ 85,501 $ 482,796
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,257 $ 1 $ — $ 1,986
Diversified International Fund 2,154 2 — 14,535
Global Emerging Markets Fund — — — (203)
High Income Fund 587 89 — 521
High Yield Fund 68 — — (53)
International Small Company Fund 168 — — 1,270
LargeCap S&P 500 Index Fund 2,431 3 4,663 52,867
MidCap S&P 400 Index Fund 641 760 996 8,901
Origin Emerging Markets Fund 351 (536) — 2,188
Real Estate Securities Fund 247 2 — 2,185
SmallCap S&P 600 Index Fund 219 — 406 3,005
$ 8,123 $ 321 $ 6,065 $ 87,202
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .83%
Diversified International Fund
(a)
6,799,579 $ 96,214
Global Emerging Markets Fund
(a)
385,459 10,261
High Yield Fund
(a)
648,887 4,387
International Small Company Fund
(a)
908,825 9,497
MidCap S&P 400 Index Fund
(a)
966,505 23,950
Real Estate Securities Fund
(a)
334,500 10,015
SmallCap S&P 600 Index Fund
(a)
638,539 17,553
$ 171,877
Principal Funds, Inc. Institutional Class - 60 .18%
Bond Market Index Fund
(a)
1,690,248 14,620
High Income Fund
(a)
59,820 489
LargeCap S&P 500 Index Fund
(a)
8,687,698 244,559
$ 259,668
TOTAL INVESTMENT COMPANIES $ 431,545
Total Investments $ 431,545
Other Assets and Liabilities -  (0.01)% (55)
TOTAL NET ASSETS - 100.00% $ 431,490
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 9,042 $ 8,042 $ 3,072 $ 14,620
Diversified International Fund 67,350 20,558 5,477 96,214
Global Emerging Markets Fund — 10,607 145 10,261
High Income Fund 3,143 1,980 4,894 489
High Yield Fund — 4,460 50 4,387
International Small Company Fund 6,799 2,142 653 9,497
LargeCap S&P 500 Index Fund 142,914 62,690 11,481 244,559
MidCap S&P 400 Index Fund 34,735 9,738 29,725 23,950
Origin Emerging Markets Fund 7,462 1,811 10,847 —
Real Estate Securities Fund 6,323 2,241 495 10,015
SmallCap S&P 600 Index Fund 10,922 5,195 1,447 17,553
$ 288,690 $ 129,464 $ 68,286 $ 431,545
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 403 $ (22) $ — $ 630
Diversified International Fund 2,019 3 — 13,780
Global Emerging Markets Fund — — — (201)
High Income Fund 230 36 — 224
High Yield Fund 29 — — (23)
International Small Company Fund 158 — — 1,209
LargeCap S&P 500 Index Fund 2,283 6 4,377 50,430
MidCap S&P 400 Index Fund 602 682 935 8,520
Origin Emerging Markets Fund 336 (396) — 1,970
Real Estate Securities Fund 220 1 — 1,945
SmallCap S&P 600 Index Fund 208 — 383 2,883
$ 6,488 $ 310 $ 5,695 $ 81,367
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .16%
Diversified International Fund
(a)
4,288,741 $ 60,686
Global Emerging Markets Fund
(a)
243,858 6,491
High Yield Fund
(a)
346,814 2,344
International Small Company Fund
(a)
575,097 6,010
MidCap S&P 400 Index Fund
(a)
618,427 15,325
Real Estate Securities Fund
(a)
210,338 6,297
SmallCap S&P 600 Index Fund
(a)
410,661 11,289
$ 108,442
Principal Funds, Inc. Institutional Class - 59 .86%
Bond Market Index Fund
(a)
866,491 7,495
High Income Fund
(a)
33,735 276
LargeCap S&P 500 Index Fund
(a)
5,465,646 153,858
$ 161,629
TOTAL INVESTMENT COMPANIES $ 270,071
Total Investments $ 270,071
Other Assets and Liabilities -  (0.02)% (49)
TOTAL NET ASSETS - 100.00% $ 270,022
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 5,262 $ 3,722 $ 1,822 $ 7,495
Diversified International Fund 38,845 16,307 2,522 60,686
Global Emerging Markets Fund — 6,665 48 6,491
High Income Fund 1,826 1,120 2,819 276
High Yield Fund — 2,377 21 2,344
International Small Company Fund 3,968 1,770 434 6,010
LargeCap S&P 500 Index Fund 82,490 46,465 5,187 153,858
MidCap S&P 400 Index Fund 20,069 7,573 17,768 15,325
Origin Emerging Markets Fund 4,307 1,441 6,679 —
Real Estate Securities Fund 3,675 1,735 275 6,297
SmallCap S&P 600 Index Fund 6,322 3,813 566 11,289
$ 166,764 $ 92,988 $ 38,141 $ 270,071
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 237 $ (9) $ — $ 342
Diversified International Fund 1,179 1 — 8,055
Global Emerging Markets Fund — — — (126)
High Income Fund 132 26 — 123
High Yield Fund 16 — — (12)
International Small Company Fund 93 — — 706
LargeCap S&P 500 Index Fund 1,331 (2) 2,549 30,092
MidCap S&P 400 Index Fund 352 527 545 4,924
Origin Emerging Markets Fund 201 (122) — 1,053
Real Estate Securities Fund 132 1 — 1,161
SmallCap S&P 600 Index Fund 122 — 225 1,720
$ 3,795 $ 422 $ 3,319 $ 48,038
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .25%
Diversified International Fund
(a)
2,271,941 $ 32,148
Global Emerging Markets Fund
(a)
129,844 3,456
High Yield Fund
(a)
185,242 1,252
International Small Company Fund
(a)
306,394 3,202
MidCap S&P 400 Index Fund
(a)
329,404 8,163
Real Estate Securities Fund
(a)
112,153 3,358
SmallCap S&P 600 Index Fund
(a)
219,100 6,023
$ 57,602
Principal Funds, Inc. Institutional Class - 59 .78%
Bond Market Index Fund
(a)
461,459 3,992
High Income Fund
(a)
17,917 146
LargeCap S&P 500 Index Fund
(a)
2,892,564 81,426
$ 85,564
TOTAL INVESTMENT COMPANIES $ 143,166
Total Investments $ 143,166
Other Assets and Liabilities -  (0.03)% (40)
TOTAL NET ASSETS - 100.00% $ 143,126
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 2,599 $ 2,172 $ 949 $ 3,992
Diversified International Fund 19,039 10,502 1,393 32,148
Global Emerging Markets Fund — 3,531 9 3,456
High Income Fund 900 642 1,471 146
High Yield Fund — 1,262 4 1,252
International Small Company Fund 1,966 1,149 265 3,202
LargeCap S&P 500 Index Fund 40,446 28,618 2,875 81,426
MidCap S&P 400 Index Fund 9,856 4,853 9,284 8,163
Origin Emerging Markets Fund 2,112 927 3,505 —
Real Estate Securities Fund 1,811 1,110 157 3,358
SmallCap S&P 600 Index Fund 3,119 2,353 323 6,023
$ 81,848 $ 57,119 $ 20,235 $ 143,166
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 119 $ (3) $ — $ 173
Diversified International Fund 588 1 — 3,999
Global Emerging Markets Fund — — — (66)
High Income Fund 68 16 — 59
High Yield Fund 9 — — (6)
International Small Company Fund 47 — — 352
LargeCap S&P 500 Index Fund 662 2 1,269 15,235
MidCap S&P 400 Index Fund 176 273 273 2,465
Origin Emerging Markets Fund 102 (8) — 474
Real Estate Securities Fund 69 — — 594
SmallCap S&P 600 Index Fund 61 — 114 874
$ 1,901 $ 281 $ 1,656 $ 24,153
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .53%
Diversified International Fund
(a)
744,253 $ 10,531
Global Emerging Markets Fund
(a)
42,607 1,134
High Yield Fund
(a)
61,039 413
International Small Company Fund
(a)
102,064 1,067
MidCap S&P 400 Index Fund
(a)
111,353 2,759
Real Estate Securities Fund
(a)
37,245 1,115
SmallCap S&P 600 Index Fund
(a)
73,398 2,018
$ 19,037
Principal Funds, Inc. Institutional Class - 59 .52%
Bond Market Index Fund
(a)
153,696 1,329
High Income Fund
(a)
6,089 50
LargeCap S&P 500 Index Fund
(a)
944,337 26,583
$ 27,962
TOTAL INVESTMENT COMPANIES $ 46,999
Total Investments $ 46,999
Other Assets and Liabilities -  (0.05)% (25)
TOTAL NET ASSETS - 100.00% $ 46,974
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 744 $ 836 $ 300 $ 1,329
Diversified International Fund 5,441 4,465 516 10,531
Global Emerging Markets Fund — 1,160 5 1,134
High Income Fund 258 238 468 50
High Yield Fund — 417 2 413
International Small Company Fund 563 498 94 1,067
LargeCap S&P 500 Index Fund 11,568 11,533 1,066 26,583
MidCap S&P 400 Index Fund 2,815 2,015 2,878 2,759
Origin Emerging Markets Fund 604 388 1,127 —
Real Estate Securities Fund 519 474 56 1,115
SmallCap S&P 600 Index Fund 885 999 126 2,018
$ 23,397 $ 23,023 $ 6,638 $ 46,999
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 34 $ (2) $ — $ 51
Diversified International Fund 166 — — 1,141
Global Emerging Markets Fund — — — (21)
High Income Fund 20 6 — 16
High Yield Fund 3 — — (2)
International Small Company Fund 13 — — 100
LargeCap S&P 500 Index Fund 187 (1) 359 4,549
MidCap S&P 400 Index Fund 50 44 77 763
Origin Emerging Markets Fund 32 (3) — 138
Real Estate Securities Fund 22 — — 178
SmallCap S&P 600 Index Fund 17 — 32 260
$ 544 $ 44 $ 468 $ 7,173
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .32 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .45%
Diversified International Fund
(a)
65,033 $ 920
Global Emerging Markets Fund
(a)
3,959 106
High Yield Fund
(a)
5,449 37
International Small Company Fund
(a)
8,742 91
MidCap S&P 400 Index Fund
(a)
9,463 235
Real Estate Securities Fund
(a)
3,209 96
SmallCap S&P 600 Index Fund
(a)
6,228 171
$ 1,656
Principal Funds, Inc. Institutional Class - 59 .87%
Bond Market Index Fund
(a)
13,175 114
High Income Fund
(a)
712 6
LargeCap S&P 500 Index Fund
(a)
82,846 2,331
$ 2,451
TOTAL INVESTMENT COMPANIES $ 4,107
Total Investments $ 4,107
Other Assets and Liabilities -  (0.32)% (13)
TOTAL NET ASSETS - 100.00% $ 4,094
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 22 $ 132 $ 43 $ 114
Diversified International Fund 157 906 200 920
Global Emerging Markets Fund — 109 1 106
High Income Fund 8 41 44 6
High Yield Fund — 38 1 37
International Small Company Fund 17 92 23 91
LargeCap S&P 500 Index Fund 332 2,148 448 2,331
MidCap S&P 400 Index Fund 82 403 294 235
Origin Emerging Markets Fund 17 88 112 —
Real Estate Securities Fund 15 90 20 96
SmallCap S&P 600 Index Fund 28 167 39 171
$ 678 $ 4,214 $ 1,225 $ 4,107
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1 $ — $ — $ 3
Diversified International Fund 7 — — 57
Global Emerging Markets Fund — — — (2)
High Income Fund 1 1 — —
High Yield Fund — — — —
International Small Company Fund 1 — — 5
LargeCap S&P 500 Index Fund 7 3 14 296
MidCap S&P 400 Index Fund 2 7 3 37
Origin Emerging Markets Fund 2 6 — 1
Real Estate Securities Fund 2 — — 11
SmallCap S&P 600 Index Fund 1 — 2 15
$ 24 $ 17 $ 19 $ 423
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .01%
Diversified International Fund
(a)
893,669 $ 12,646
Diversified Real Asset Fund
(a)
79,219 914
Global Emerging Markets Fund
(a)
51,630 1,374
High Yield Fund
(a)
1,565,056 10,580
International Small Company Fund
(a)
121,183 1,266
MidCap S&P 400 Index Fund
(a)
130,267 3,228
Real Estate Securities Fund
(a)
93,899 2,811
SmallCap S&P 600 Index Fund
(a)
85,140 2,341
$ 35,160
Principal Funds, Inc. Institutional Class - 78 .01%
Bond Market Index Fund
(a)
6,255,835 54,113
High Income Fund
(a)
140,459 1,148
Inflation Protection Fund
(a)
1,201,923 9,471
LargeCap S&P 500 Index Fund
(a)
1,136,243 31,985
Short-Term Income Fund
(a)
2,326,904 27,876
$ 124,593
TOTAL INVESTMENT COMPANIES $ 159,753
Total Investments $ 159,753
Other Assets and Liabilities -  (0.02)% (31)
TOTAL NET ASSETS - 100.00% $ 159,722
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 35,504 $ 20,486 $ 4,284 $ 54,113
Diversified International Fund 8,515 3,956 1,545 12,646
Diversified Real Asset Fund 2,571 1,187 3,219 914
Global Emerging Markets Fund — 1,408 7 1,374
High Income Fund 7,109 3,512 10,075 1,148
High Yield Fund — 10,689 53 10,580
Inflation Protection Fund 6,650 3,622 1,139 9,471
International Small Company Fund 859 476 218 1,266
LargeCap S&P 500 Index Fund 18,052 10,850 3,210 31,985
MidCap S&P 400 Index Fund 4,378 1,862 4,174 3,228
Origin Emerging Markets Fund 926 307 1,431 —
Real Estate Securities Fund — 2,872 17 2,811
Short-Term Income Fund 18,638 10,614 2,089 27,876
SmallCap S&P 600 Index Fund 1,369 881 267 2,341
$ 104,571 $ 72,722 $ 31,728 $ 159,753
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,572 $ (1) $ — $ 2,408
Diversified International Fund 254 7 — 1,713
Diversified Real Asset Fund 79 143 — 232
Global Emerging Markets Fund — — — (27)
High Income Fund 581 (286) — 888
High Yield Fund 70 — — (56)
Inflation Protection Fund 250 1 — 337
International Small Company Fund 20 1 — 148
LargeCap S&P 500 Index Fund 287 5 550 6,288
MidCap S&P 400 Index Fund 75 (14) 117 1,176
Origin Emerging Markets Fund 41 (145) — 343
Real Estate Securities Fund — — — (44)
Short-Term Income Fund 828 2 — 711
SmallCap S&P 600 Index Fund 26 — 48 358
$ 4,083 $ (287) $ 715 $ 14,475
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .90%
Blue Chip Fund
(a)
717,739 $ 33,023
Core Fixed Income Fund
(a)
31,048,865 265,468
Diversified International Fund
(a)
4,491,293 63,552
Diversified Real Asset Fund
(a)
289,145 3,337
Global Emerging Markets Fund
(a)
249,322 6,637
High Yield Fund
(a)
7,810,884 52,801
International Small Company Fund
(a)
580,907 6,070
LargeCap Growth Fund I
(a)
1,585,446 32,993
MidCap Fund
(a)
179,274 8,168
Real Estate Securities Fund
(a)
492,083 14,733
SmallCap Fund
(a)
397,442 11,462
Small-MidCap Dividend Income Fund
(a)
371,672 7,192
$ 505,436
Principal Funds, Inc. Institutional Class - 36 .11%
Equity Income Fund
(a)
719,609 31,023
High Income Fund
(a)
755,712 6,174
Inflation Protection Fund
(a)
5,821,278 45,872
LargeCap S&P 500 Index Fund
(a)
1,196,954 33,694
LargeCap Value Fund III
(a)
1,497,838 31,095
Short-Term Income Fund
(a)
11,501,445 137,787
$ 285,645
TOTAL INVESTMENT COMPANIES $ 791,081
Total Investments $ 791,081
Other Assets and Liabilities -  (0.01)% (90)
TOTAL NET ASSETS - 100.00% $ 790,991
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 28,543 $ 3,122 $ 8,412 $ 33,023
Core Fixed Income Fund 259,445 28,968 41,640 265,468
Diversified International Fund 38,248 27,487 9,361 63,552
Diversified Real Asset Fund 17,816 1,040 17,895 3,337
Equity Income Fund 24,487 4,410 5,079 31,023
Global Emerging Markets Fund — 6,802 33 6,637
High Income Fund 52,380 8,694 58,951 6,174
High Yield Fund — 53,332 257 52,801
Inflation Protection Fund 48,502 4,380 9,131 45,872
International Small Company Fund 6,169 312 1,464 6,070
LargeCap Growth Fund I 28,058 4,935 8,290 32,993
LargeCap S&P 500 Index Fund 26,413 4,329 5,299 33,694
LargeCap Value Fund III 24,732 5,347 5,157 31,095
MidCap Fund 4,361 4,209 2,102 8,168
MidCap Growth Fund III 11,697 1,059 14,347 —
MidCap Value Fund I 16,340 1,037 20,382 —
Origin Emerging Markets Fund 9,962 540 12,450 —
Overseas Fund 20,919 1,671 25,042 —
Real Estate Securities Fund — 15,040 78 14,733
Short-Term Income Fund 136,995 16,311 20,292 137,787
SmallCap Fund — 11,316 63 11,462
SmallCap Growth Fund I 4,694 409 6,503 —
SmallCap Value Fund II 5,103 614 6,788 —
Small-MidCap Dividend Income Fund — 7,118 43 7,192
$ 764,864 $ 212,482 $ 279,059 $ 791,081
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 10 $ 4,143 $ — $ 5,627
Core Fixed Income Fund 9,503 (1,818) — 20,513
Diversified International Fund 1,095 95 — 7,083
Diversified Real Asset Fund 476 1,325 — 1,051
Equity Income Fund 541 (153) 192 7,358
Global Emerging Markets Fund — — — (132)
High Income Fund 3,607 (7,234) — 11,285
High Yield Fund 359 — — (274)
Inflation Protection Fund 1,748 (58) — 2,179
International Small Company Fund 136 47 — 1,006
LargeCap Growth Fund I 28 (502) 1,780 8,792
LargeCap S&P 500 Index Fund 405 52 777 8,199
LargeCap Value Fund III 488 78 374 6,095
MidCap Fund 6 (38) 122 1,738
MidCap Growth Fund III — 1,879 908 (288)
MidCap Value Fund I 252 2,971 574 34
Origin Emerging Markets Fund 384 (2,265) — 4,213
Overseas Fund 986 5,714 415 (3,262)
Real Estate Securities Fund — — — (229)
Short-Term Income Fund 5,029 (73) — 4,846
SmallCap Fund — — — 209
SmallCap Growth Fund I — 2,469 — (1,069)
SmallCap Value Fund II 161 2,196 23 (1,125)
Small-MidCap Dividend Income Fund 22 — — 117
$ 25,236 $ 8,828 $ 5,165 $ 83,966
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .15 % Shares Held Value (000's)
Money Market Funds - 2 .15%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
142,427,695 $ 142,428
TOTAL INVESTMENT COMPANIES $ 142,428
COMMON STOCKS - 97 .81 % Shares Held Value (000's)
Entertainment - 0 .52%
Marriott Vacations Worldwide Corp 441,283 $ 33,992
REITs - 97 .29%
Alexandria Real Estate Equities Inc 31,934 3,562
American Healthcare REIT Inc 2,963,924 78,840
American Homes 4 Rent 4,709,954 165,979
American Tower Corp 2,883,182 615,675
Americold Realty Trust Inc 5,010,571 128,672
AvalonBay Communities Inc 1,518,487 336,512
Broadstone Net Lease Inc 4,930,542 86,728
Cousins Properties Inc 3,183,554 97,512
DiamondRock Hospitality Co 4,491,175 38,489
Digital Realty Trust Inc 1,279,551 228,054
Equinix Inc 560,461 508,943
Equity LifeStyle Properties Inc 1,901,340 133,322
Equity Residential 2,270,401 159,768
Essex Property Trust Inc 412,501 117,093
Extra Space Storage Inc 1,998,216 326,309
Gaming and Leisure Properties Inc 2,517,437 126,350
Healthpeak Properties Inc 2,967,110 66,612
InvenTrust Properties Corp 2,056,696 60,570
Invitation Homes Inc 6,263,008 196,721
Kilroy Realty Corp 1,526,814 61,408
Lineage Inc 665,835 49,298
National Health Investors Inc 784,088 60,100
NETSTREIT Corp 1,954,047 30,288
NNN REIT Inc 2,242,518 97,415
Prologis Inc 3,171,024 358,135
Regency Centers Corp 3,162,683 225,942
Rexford Industrial Realty Inc 2,813,539 120,673
Ryman Hospitality Properties Inc 1,024,680 109,692
Sabra Health Care REIT Inc 7,079,294 137,338
Saul Centers Inc 279,987 10,959
SBA Communications Corp 1,054,533 241,984
Simon Property Group Inc 331,735 56,103
Terreno Realty Corp 1,855,145 111,216
Ventas Inc 6,334,529 414,848
VICI Properties Inc 7,393,883 234,830
Vornado Realty Trust 1,962,132 81,252
Welltower Inc 3,757,108 506,759
Weyerhaeuser Co 1,706,517 53,175
$ 6,437,126
TOTAL COMMON STOCKS $ 6,471,118
Total Investments $ 6,613,546
Other Assets and Liabilities -  0.04% 2,914
TOTAL NET ASSETS - 100.00% $ 6,616,460
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 127,008 $ 1,072,551 $ 1,057,131 $ 142,428
$ 127,008 $ 1,072,551 $ 1,057,131 $ 142,428
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 3,585 $ — $ — $ —
$ 3,585 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .51%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
23,646,902 $ 23,647
Principal Exchange-Traded Funds - 14 .38%
Principal U.S. Mega-Cap ETF
(a)
9,444,257 536,245
Principal U.S. Small-Cap ETF
(a)
2,517,700 127,799
$ 664,044
Principal Funds, Inc. Class R-6 - 46 .03%
Blue Chip Fund
(a)
5,024,237 231,165
Core Fixed Income Fund
(a)
88,531,801 756,946
Diversified International Fund
(a)
11,481,676 162,466
Diversified Real Asset Fund
(a)
12,182,647 140,588
Global Emerging Markets Fund
(a)
3,393,739 90,341
High Yield Fund
(a)
18,033,123 121,904
International Equity Index Fund
(a)
1,819,317 21,577
International Small Company Fund
(a)
4,193,358 43,821
LargeCap Growth Fund I
(a)
7,532,806 156,758
MidCap Fund
(a)
3,899,811 177,675
Real Estate Securities Fund
(a)
1,102,402 33,006
Small-MidCap Dividend Income Fund
(a)
3,611,448 69,881
Spectrum Preferred and Capital Securities Income
Fund
(a)
12,895,492 119,283
$ 2,125,411
Principal Funds, Inc. Institutional Class - 39 .13%
Bond Market Index Fund
(a)
23,564,092 203,829
Equity Income Fund
(a)
7,837,090 337,857
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,684,832 86,486
Government & High Quality Bond Fund
(a)
6,566,904 58,511
Inflation Protection Fund
(a)
11,676,819 92,013
LargeCap S&P 500 Index Fund
(a)
3,490,688 98,263
LargeCap Value Fund III
(a)
12,472,353 258,926
Overseas Fund
(a)
14,077,883 156,968
Principal Capital Appreciation Fund
(a)
5,138,394 431,060
Short-Term Income Fund
(a)
6,908,646 82,766
$ 1,806,679
TOTAL INVESTMENT COMPANIES $ 4,619,781
Total Investments $ 4,619,781
Other Assets and Liabilities -  (0.05)% (2,084)
TOTAL NET ASSETS - 100.00% $ 4,617,697
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 369,375 $ 2,034 $ 263,690 $ 231,165
Bond Market Index Fund 268,530 35,523 114,683 203,829
Core Fixed Income Fund 571,458 176,398 32,475 756,946
Diversified International Fund 147,549 10,892 24,927 162,466
Diversified Real Asset Fund 126,055 10,676 12,924 140,588
Equity Income Fund 279,957 10,649 35,246 337,857
Finisterre Emerging Markets Total Return Bond Fund 54,902 30,970 3,677 86,486
Global Emerging Markets Fund — 91,867 — 90,341
Government & High Quality Bond Fund 56,521 2,821 5,158 58,511
High Yield Fund 151,899 12,645 55,140 121,904
Inflation Protection Fund 71,715 19,479 2,714 92,013
International Equity Index Fund 20,021 1,272 3,203 21,577
International Small Company Fund 39,816 1,143 4,094 43,821
LargeCap Growth Fund I 137,994 9,585 32,368 156,758
LargeCap S&P 500 Index Fund 82,637 4,276 14,473 98,263
LargeCap Value Fund III 146,939 83,370 15,194 258,926
MidCap Fund 68,102 119,731 30,281 177,675
Origin Emerging Markets Fund 87,585 4,039 108,088 —
Overseas Fund 95,715 55,035 6,079 156,968
Principal Capital Appreciation Fund 372,396 6,010 80,770 431,060
Principal Government Money Market Fund - Class R-6 4.75% 29,543 17,601 23,497 23,647
Principal U.S. Mega-Cap ETF 422,573 37,081 80,739 536,245
Principal U.S. Small-Cap ETF 76,269 24,675 3,921 127,799
Real Estate Securities Fund 37,636 1,843 17,427 33,006
Short-Term Income Fund 81,516 5,523 7,139 82,766
Small-MidCap Dividend Income Fund 78,521 5,172 34,504 69,881
Spectrum Preferred and Capital Securities Income Fund 120,976 8,154 23,620 119,283
$ 3,996,200 $ 788,464 $ 1,036,031 $ 4,619,781
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 119 $ 177,329 $ — $ (53,883)
Bond Market Index Fund 7,583 (4,436) — 18,895
Core Fixed Income Fund 24,177 (3,971) — 45,536
Diversified International Fund 4,310 3,639 — 25,313
Diversified Real Asset Fund 3,665 (1,343) — 18,124
Equity Income Fund 6,251 15,546 2,233 66,951
Finisterre Emerging Markets Total Return Bond Fund 4,510 (665) — 4,956
Global Emerging Markets Fund — — — (1,526)
Government & High Quality Bond Fund 1,842 (266) — 4,593
High Yield Fund 10,443 (2,332) — 14,832
Inflation Protection Fund 2,674 (334) — 3,867
International Equity Index Fund 652 140 187 3,347
International Small Company Fund 892 141 — 6,815
LargeCap Growth Fund I 138 (2,886) 8,698 44,433
LargeCap S&P 500 Index Fund 1,263 2,065 2,425 23,758
LargeCap Value Fund III 2,956 12 2,263 43,799
MidCap Fund 81 5,496 1,725 14,627
Origin Emerging Markets Fund 3,720 (2,154) — 18,618
Overseas Fund 5,379 62 2,265 12,235
Principal Capital Appreciation Fund 3,956 8,213 — 125,211
Principal Government Money Market Fund - Class R-6 4.75% 1,557 — — —
Principal U.S. Mega-Cap ETF 6,697 12,941 — 144,389
Principal U.S. Small-Cap ETF 1,073 726 — 30,050
Real Estate Securities Fund 1,135 1,961 — 8,993
Short-Term Income Fund 3,035 (82) — 2,948
Small-MidCap Dividend Income Fund 1,424 3,357 570 17,335
Spectrum Preferred and Capital Securities Income Fund 7,023 (2,376) — 16,149
$ 106,555 $ 210,783 $ 20,366 $ 660,365
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .58%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
10,742,326 $ 10,742
Principal Exchange-Traded Funds - 9 .34%
Principal U.S. Mega-Cap ETF
(a)
2,534,648 143,917
Principal U.S. Small-Cap ETF
(a)
583,700 29,629
$ 173,546
Principal Funds, Inc. Class R-6 - 51 .11%
Blue Chip Fund
(a)
1,612,363 74,185
Core Fixed Income Fund
(a)
61,355,326 524,588
Diversified International Fund
(a)
3,207,195 45,382
Diversified Real Asset Fund
(a)
4,052,752 46,769
Global Emerging Markets Fund
(a)
860,017 22,894
High Yield Fund
(a)
8,006,662 54,125
International Equity Index Fund
(a)
726,315 8,614
International Small Company Fund
(a)
1,028,302 10,746
LargeCap Growth Fund I
(a)
1,088,393 22,649
MidCap Fund
(a)
711,311 32,407
Real Estate Securities Fund
(a)
444,524 13,309
Small-MidCap Dividend Income Fund
(a)
1,679,973 32,507
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,701,686 61,991
$ 950,166
Principal Funds, Inc. Institutional Class - 39 .00%
Bond Market Index Fund
(a)
18,521,430 160,210
Equity Income Fund
(a)
2,696,035 116,226
Finisterre Emerging Markets Total Return Bond
Fund
(a)
8,991,982 80,298
Government & High Quality Bond Fund
(a)
4,795,553 42,728
Inflation Protection Fund
(a)
8,790,835 69,272
LargeCap S&P 500 Index Fund
(a)
1,049,332 29,539
LargeCap Value Fund III
(a)
1,617,807 33,586
Overseas Fund
(a)
2,614,984 29,157
Principal Capital Appreciation Fund
(a)
1,349,241 113,188
Short-Term Income Fund
(a)
4,242,636 50,827
$ 725,031
TOTAL INVESTMENT COMPANIES $ 1,859,485
Total Investments $ 1,859,485
Other Assets and Liabilities -  (0.03)% (642)
TOTAL NET ASSETS - 100.00% $ 1,858,843
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 99,516 $ 2,734 $ 61,632 $ 74,185
Bond Market Index Fund 214,080 19,683 85,636 160,210
Core Fixed Income Fund 394,896 120,892 20,496 524,588
Diversified International Fund 40,632 2,019 5,242 45,382
Diversified Real Asset Fund 44,915 1,589 5,478 46,769
Equity Income Fund 98,544 6,396 17,897 116,226
Finisterre Emerging Markets Total Return Bond Fund 37,388 44,241 3,993 80,298
Global Emerging Markets Fund — 23,288 — 22,894
Government & High Quality Bond Fund 38,895 4,066 3,220 42,728
High Yield Fund 67,802 8,308 27,628 54,125
Inflation Protection Fund 60,562 10,242 4,373 69,272
International Equity Index Fund 8,030 880 1,698 8,614
International Small Company Fund 9,935 732 1,660 10,746
LargeCap Growth Fund I 20,782 1,843 6,082 22,649
LargeCap S&P 500 Index Fund 25,776 1,861 6,063 29,539
LargeCap Value Fund III 19,862 10,645 2,941 33,586
MidCap Fund 16,174 33,614 20,441 32,407
Origin Emerging Markets Fund 21,820 839 26,912 —
Overseas Fund 16,289 12,487 2,198 29,157
Principal Capital Appreciation Fund 94,956 4,644 20,731 113,188
Principal Government Money Market Fund - Class R-6 4.75% 8,997 6,321 4,576 10,742
Principal U.S. Mega-Cap ETF 114,370 13,145 26,696 143,917
Principal U.S. Small-Cap ETF 24,853 1,981 5,829 29,629
Real Estate Securities Fund 11,620 5,010 7,435 13,309
Short-Term Income Fund 44,004 8,761 3,498 50,827
Small-MidCap Dividend Income Fund 19,984 9,093 2,288 32,507
Spectrum Preferred and Capital Securities Income Fund 64,422 6,209 16,057 61,991
$ 1,619,104 $ 361,523 $ 390,700 $ 1,859,485
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 32 $ 33,101 $ — $ 466
Bond Market Index Fund 8,307 (4,262) — 16,345
Core Fixed Income Fund 16,977 (3,376) — 32,672
Diversified International Fund 1,183 503 — 7,470
Diversified Real Asset Fund 1,234 (616) — 6,359
Equity Income Fund 2,212 1,644 785 27,539
Finisterre Emerging Markets Total Return Bond Fund 3,100 (727) — 3,389
Global Emerging Markets Fund — — — (394)
Government & High Quality Bond Fund 1,289 (175) — 3,162
High Yield Fund 4,720 (657) — 6,300
Inflation Protection Fund 2,257 (561) — 3,402
International Equity Index Fund 262 63 75 1,339
International Small Company Fund 223 50 — 1,689
LargeCap Growth Fund I 21 924 1,324 5,182
LargeCap S&P 500 Index Fund 398 844 764 7,121
LargeCap Value Fund III 399 97 306 5,923
MidCap Fund 21 4,071 460 (1,011)
Origin Emerging Markets Fund 834 470 — 3,783
Overseas Fund 782 57 329 2,522
Principal Capital Appreciation Fund 1,022 2,017 — 32,302
Principal Government Money Market Fund - Class R-6 4.75% 591 — — —
Principal U.S. Mega-Cap ETF 1,832 4,306 — 38,792
Principal U.S. Small-Cap ETF 287 1,113 — 7,511
Real Estate Securities Fund 425 859 — 3,255
Short-Term Income Fund 1,688 (3) — 1,563
Small-MidCap Dividend Income Fund 462 69 147 5,649
Spectrum Preferred and Capital Securities Income Fund 3,766 (1,588) — 9,005
$ 54,324 $ 38,223 $ 4,190 $ 231,335
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .62%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
19,880,818 $ 19,881
Principal Exchange-Traded Funds - 16 .47%
Principal U.S. Mega-Cap ETF
(a)
7,236,445 410,885
Principal U.S. Small-Cap ETF
(a)
2,338,800 118,718
$ 529,603
Principal Funds, Inc. Class R-6 - 41 .30%
Blue Chip Fund
(a)
5,081,684 233,808
Core Fixed Income Fund
(a)
29,554,042 252,687
Diversified International Fund
(a)
9,261,731 131,053
Diversified Real Asset Fund
(a)
9,436,288 108,895
Global Emerging Markets Fund
(a)
3,229,865 85,979
High Yield Fund
(a)
4,834,709 32,683
International Equity Index Fund
(a)
2,418,678 28,686
International Small Company Fund
(a)
4,352,577 45,484
LargeCap Growth Fund I
(a)
6,771,390 140,913
MidCap Fund
(a)
3,180,118 144,886
Real Estate Securities Fund
(a)
1,311,296 39,260
Small-MidCap Dividend Income Fund
(a)
2,343,572 45,348
Spectrum Preferred and Capital Securities Income
Fund
(a)
4,132,301 38,224
$ 1,327,906
Principal Funds, Inc. Institutional Class - 41 .66%
Bond Market Index Fund
(a)
9,722,985 84,104
Equity Income Fund
(a)
8,099,562 349,172
Finisterre Emerging Markets Total Return Bond
Fund
(a)
3,654,342 32,633
Government & High Quality Bond Fund
(a)
1,738,951 15,494
Inflation Protection Fund
(a)
2,320,837 18,288
LargeCap S&P 500 Index Fund
(a)
2,776,727 78,165
LargeCap Value Fund III
(a)
11,439,900 237,492
Overseas Fund
(a)
11,179,802 124,655
Principal Capital Appreciation Fund
(a)
4,763,990 399,651
$ 1,339,654
TOTAL INVESTMENT COMPANIES $ 3,217,044
Total Investments $ 3,217,044
Other Assets and Liabilities -  (0.05)% (1,470)
TOTAL NET ASSETS - 100.00% $ 3,215,574
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 338,572 $ 1,230 $ 223,487 $ 233,808
Bond Market Index Fund 84,366 26,338 31,422 84,104
Core Fixed Income Fund 165,698 83,668 8,892 252,687
Diversified International Fund 154,420 9,637 60,850 131,053
Diversified Real Asset Fund 96,542 9,538 10,105 108,895
Equity Income Fund 281,364 14,884 30,964 349,172
Finisterre Emerging Markets Total Return Bond Fund 21,926 12,437 3,412 32,633
Global Emerging Markets Fund — 87,619 136 85,979
Government & High Quality Bond Fund 17,144 695 3,622 15,494
High Yield Fund 42,232 3,156 16,155 32,683
Inflation Protection Fund 18,233 1,315 2,033 18,288
International Equity Index Fund 27,041 1,332 4,396 28,686
International Small Company Fund 37,098 5,434 3,755 45,484
LargeCap Growth Fund I 119,125 8,076 22,774 140,913
LargeCap S&P 500 Index Fund 70,220 3,579 16,900 78,165
LargeCap Value Fund III 138,293 73,014 14,468 237,492
MidCap Fund 58,696 103,134 32,681 144,886
Origin Emerging Markets Fund 79,771 3,601 97,885 —
Overseas Fund 65,961 55,997 8,005 124,655
Principal Capital Appreciation Fund 331,307 5,099 57,275 399,651
Principal Government Money Market Fund - Class R-6 4.75% 27,558 14,802 22,479 19,881
Principal U.S. Mega-Cap ETF 325,269 12,446 44,804 410,885
Principal U.S. Small-Cap ETF 67,064 25,459 — 118,718
Real Estate Securities Fund 38,673 1,531 11,593 39,260
Small-MidCap Dividend Income Fund 61,361 9,236 39,866 45,348
Spectrum Preferred and Capital Securities Income Fund 36,210 2,404 4,431 38,224
$ 2,704,144 $ 575,661 $ 772,390 $ 3,217,044
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 115 $ 147,249 $ — $ (29,756)
Bond Market Index Fund 2,782 (1,241) — 6,063
Core Fixed Income Fund 7,658 (1,537) — 13,750
Diversified International Fund 4,479 8,450 — 19,396
Diversified Real Asset Fund 2,822 (1,015) — 13,935
Equity Income Fund 6,419 6,340 2,239 77,548
Finisterre Emerging Markets Total Return Bond Fund 1,679 (620) — 2,302
Global Emerging Markets Fund — 1 — (1,505)
Government & High Quality Bond Fund 513 (266) — 1,543
High Yield Fund 2,822 (619) — 4,069
Inflation Protection Fund 675 (220) — 993
International Equity Index Fund 882 227 252 4,482
International Small Company Fund 831 3 — 6,704
LargeCap Growth Fund I 120 (2,784) 7,584 39,270
LargeCap S&P 500 Index Fund 1,075 2,467 2,062 18,799
LargeCap Value Fund III 2,766 (166) 2,117 40,819
MidCap Fund 64 5,707 1,371 10,030
Origin Emerging Markets Fund 3,433 12,327 — 2,186
Overseas Fund 3,132 (155) 1,319 10,857
Principal Capital Appreciation Fund 3,539 6,764 — 113,756
Principal Government Money Market Fund - Class R-6 4.75% 1,485 — — —
Principal U.S. Mega-Cap ETF 5,027 7,424 — 110,550
Principal U.S. Small-Cap ETF 969 — — 26,195
Real Estate Securities Fund 1,109 870 — 9,779
Small-MidCap Dividend Income Fund 915 4,117 404 10,500
Spectrum Preferred and Capital Securities Income Fund 2,066 (545) — 4,586
$ 57,377 $ 192,778 $ 17,348 $ 516,851
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .73%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
17,105,107 $ 17,105
Principal Exchange-Traded Funds - 9 .09%
Principal Active High Yield ETF
(a)
2,073,084 40,363
Principal U.S. Mega-Cap ETF
(a)
2,800,095 158,989
Principal U.S. Small-Cap ETF
(a)
285,000 14,467
$ 213,819
Principal Funds, Inc. Class R-6 - 47 .21%
Core Fixed Income Fund
(a)
95,974,968 820,586
Diversified International Fund
(a)
4,150,850 58,735
Diversified Real Asset Fund
(a)
2,383,590 27,507
High Yield Fund
(a)
4,081,397 27,590
LargeCap Growth Fund I
(a)
1,086,985 22,620
MidCap Fund
(a)
513,779 23,408
Real Estate Securities Fund
(a)
396,651 11,876
Small-MidCap Dividend Income Fund
(a)
2,123,227 41,084
Spectrum Preferred and Capital Securities Income
Fund
(a)
8,344,812 77,189
$ 1,110,595
Principal Funds, Inc. Institutional Class - 43 .01%
Bond Market Index Fund
(a)
32,765,413 283,421
Equity Income Fund
(a)
1,793,490 77,317
Finisterre Emerging Markets Total Return Bond
Fund
(a)
14,703,881 131,306
Government & High Quality Bond Fund
(a)
11,274,592 100,457
Inflation Protection Fund
(a)
17,922,715 141,231
LargeCap S&P 500 Index Fund
(a)
898,549 25,294
LargeCap Value Fund III
(a)
2,544,130 52,816
Overseas Fund
(a)
1,465,038 16,335
Principal Capital Appreciation Fund
(a)
1,179,245 98,927
Short-Term Income Fund
(a)
7,052,755 84,492
$ 1,011,596
TOTAL INVESTMENT COMPANIES $ 2,353,115
Total Investments $ 2,353,115
Other Assets and Liabilities -  (0.04)% (979)
TOTAL NET ASSETS - 100.00% $ 2,352,136
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 44,242 $ 152 $ 58,612 $ —
Bond Market Index Fund 419,060 52,505 208,258 283,421
Core Fixed Income Fund 665,352 152,533 45,621 820,586
Diversified International Fund 56,574 2,211 10,982 58,735
Diversified Real Asset Fund 34,353 845 11,821 27,507
Equity Income Fund 70,802 2,795 16,485 77,317
Finisterre Emerging Markets Total Return Bond Fund 49,939 88,580 12,485 131,306
Global Real Estate Securities Fund 10,799 449 14,231 —
Government & High Quality Bond Fund 97,878 6,369 11,249 100,457
High Yield Fund 77,640 6,280 62,505 27,590
Inflation Protection Fund 118,785 25,390 8,652 141,231
LargeCap Growth Fund I 22,249 1,570 7,669 22,620
LargeCap S&P 500 Index Fund 22,852 1,294 5,801 25,294
LargeCap Value Fund III 21,879 29,631 6,121 52,816
MidCap Fund — 23,894 — 23,408
Origin Emerging Markets Fund 10,720 267 12,477 —
Overseas Fund — 17,939 2,773 16,335
Principal Active High Yield ETF 37,087 — — 40,363
Principal Capital Appreciation Fund 93,061 1,703 28,041 98,927
Principal Government Money Market Fund - Class R-6 4.75% 15,209 14,518 12,622 17,105
Principal U.S. Mega-Cap ETF 133,835 17,540 42,369 158,989
Principal U.S. Small-Cap ETF — 13,566 — 14,467
Real Estate Securities Fund 10,646 521 2,086 11,876
Short-Term Income Fund 83,052 8,217 9,685 84,492
Small-MidCap Dividend Income Fund 68,386 5,855 49,643 41,084
Spectrum Preferred and Capital Securities Income Fund 92,937 5,763 31,887 77,189
$ 2,257,337 $ 480,387 $ 672,075 $ 2,353,115
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 16 $ 26,503 $ — $ (12,285)
Bond Market Index Fund 15,970 (11,683) — 31,797
Core Fixed Income Fund 27,251 (7,946) — 56,268
Diversified International Fund 1,625 714 — 10,218
Diversified Real Asset Fund 845 861 — 3,269
Equity Income Fund 1,507 5,667 557 14,538
Finisterre Emerging Markets Total Return Bond Fund 7,394 (2,260) — 7,532
Global Real Estate Securities Fund 334 3,979 — (996)
Government & High Quality Bond Fund 3,141 (1,568) — 9,027
High Yield Fund 4,755 1,747 — 4,428
Inflation Protection Fund 4,571 (1,051) — 6,759
LargeCap Growth Fund I 22 1,389 1,407 5,081
LargeCap S&P 500 Index Fund 349 869 670 6,080
LargeCap Value Fund III 433 137 331 7,290
MidCap Fund — — — (486)
Origin Emerging Markets Fund 267 (1,687) — 3,177
Overseas Fund — 143 — 1,026
Principal Active High Yield ETF 2,744 — — 3,276
Principal Capital Appreciation Fund 986 3,208 — 28,996
Principal Government Money Market Fund - Class R-6 4.75% 892 — — —
Principal U.S. Mega-Cap ETF 2,102 6,785 — 43,198
Principal U.S. Small-Cap ETF 86 — — 901
Real Estate Securities Fund 305 (5) — 2,800
Short-Term Income Fund 3,070 (59) — 2,967
Small-MidCap Dividend Income Fund 1,015 5,834 495 10,652
Spectrum Preferred and Capital Securities Income Fund 5,138 (3,383) — 13,759
$ 84,818 $ 28,194 $ 3,460 $ 259,272
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .73%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
16,447,615 $ 16,448
Principal Exchange-Traded Funds - 18 .05%
Principal U.S. Mega-Cap ETF
(a)
5,509,800 312,846
Principal U.S. Small-Cap ETF
(a)
1,899,500 96,419
$ 409,265
Principal Funds, Inc. Class R-6 - 36 .92%
Blue Chip Fund
(a)
4,134,965 190,250
Diversified International Fund
(a)
9,111,423 128,926
Diversified Real Asset Fund
(a)
6,992,484 80,693
Global Emerging Markets Fund
(a)
2,958,254 78,749
International Equity Index Fund
(a)
2,217,615 26,301
International Small Company Fund
(a)
5,032,990 52,595
LargeCap Growth Fund I
(a)
5,530,102 115,081
MidCap Fund
(a)
2,571,249 117,146
Real Estate Securities Fund
(a)
618,000 18,503
Small-MidCap Dividend Income Fund
(a)
1,485,991 28,754
$ 836,998
Principal Funds, Inc. Institutional Class - 44 .35%
Equity Income Fund
(a)
6,598,818 284,475
LargeCap S&P 500 Index Fund
(a)
2,337,567 65,802
LargeCap Value Fund III
(a)
10,104,025 209,760
Overseas Fund
(a)
10,022,395 111,750
Principal Capital Appreciation Fund
(a)
3,977,533 333,675
$ 1,005,462
TOTAL INVESTMENT COMPANIES $ 2,268,173
Total Investments $ 2,268,173
Other Assets and Liabilities -  (0.05)% (1,089)
TOTAL NET ASSETS - 100.00% $ 2,267,084
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 275,380 $ 1,280 $ 181,102 $ 190,250
Diversified International Fund 97,327 24,310 11,427 128,926
Diversified Real Asset Fund 68,640 7,710 4,969 80,693
Equity Income Fund 217,822 21,222 20,755 284,475
Global Emerging Markets Fund — 80,167 — 78,749
International Equity Index Fund 24,214 2,029 4,176 26,301
International Small Company Fund 42,344 7,501 4,934 52,595
LargeCap Growth Fund I 94,961 6,973 16,321 115,081
LargeCap S&P 500 Index Fund 57,218 4,487 13,693 65,802
LargeCap Value Fund III 110,559 78,998 14,173 209,760
MidCap Fund 35,790 88,143 16,814 117,146
Origin Emerging Markets Fund 74,688 4,320 92,781 —
Overseas Fund 90,201 20,294 9,610 111,750
Principal Capital Appreciation Fund 274,822 4,654 46,668 333,675
Principal Government Money Market Fund - Class R-6 4.75% 10,199 21,152 14,903 16,448
Principal U.S. Mega-Cap ETF 251,831 — 28,338 312,846
Principal U.S. Small-Cap ETF 47,483 28,517 — 96,419
Real Estate Securities Fund 8,903 8,265 2,082 18,503
Small-MidCap Dividend Income Fund 70,777 2,727 58,777 28,754
$ 1,853,159 $ 412,749 $ 541,523 $ 2,268,173
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 92 $ 89,061 $ — $ 5,631
Diversified International Fund 2,833 1,612 — 17,104
Diversified Real Asset Fund 2,054 (588) — 9,900
Equity Income Fund 5,097 579 1,742 65,607
Global Emerging Markets Fund — — — (1,418)
International Equity Index Fund 789 168 225 4,066
International Small Company Fund 953 (934) — 8,618
LargeCap Growth Fund I 96 2,020 6,047 27,448
LargeCap S&P 500 Index Fund 877 1,922 1,685 15,868
LargeCap Value Fund III 2,212 326 1,694 34,050
MidCap Fund 47 3,379 1,010 6,648
Origin Emerging Markets Fund 3,215 15,468 — (1,695)
Overseas Fund 4,459 (346) 1,878 11,211
Principal Capital Appreciation Fund 2,946 4,883 — 95,984
Principal Government Money Market Fund - Class R-6 4.75% 966 — — —
Principal U.S. Mega-Cap ETF 3,815 4,892 — 84,461
Principal U.S. Small-Cap ETF 787 — — 20,419
Real Estate Securities Fund 453 53 — 3,364
Small-MidCap Dividend Income Fund 695 4,364 340 9,663
$ 32,386 $ 126,859 $ 14,621 $ 416,929
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 5 .18 % Shares Held Value (000's)
Money Market Funds - 5 .18%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
362,252 $ 362
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
171,922,767 171,923
$ 172,285
TOTAL INVESTMENT COMPANIES $ 172,285
BONDS - 83 .20%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .21%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 8,600 $ 8,680
Lockheed Martin Corp
4.50%, 02/15/2029 13,350 13,297
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 9,955
RTX Corp
5.75%, 11/08/2026 8,075 8,247
$ 40,179
Agriculture - 0 .61%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 4,096
4.10%, 01/07/2028 5,500 5,395
4.20%, 09/17/2029 11,000 10,712
$ 20,203
Airlines - 0 .66%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
8,924 8,842
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
10,600 10,296
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
2,892 2,877
$ 22,015
Automobile Asset Backed Securities - 6 .26%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 5,000 5,020
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 2,699 2,704
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 4,800 4,821
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
10,000 9,971
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
2,157 2,161
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
3,839 3,854
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
8,772 8,821
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
8,013 8,073
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
11,116 11,120
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 10,628
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 616 616
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 2,825 2,831
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 4,540 4,557
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 12,750 12,804
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 9,000 8,992
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 $ 3,697 $ 3,702
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 1,836 1,837
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 12,000 11,987
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
8,273 8,214
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
9,986 9,801
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
7,508 7,491
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027 6,400 6,398
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
6,100 5,983
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,673
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 820 820
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 5,750 5,746
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
9,453 9,473
Westlake Automobile Receivables Trust 2024-2
5.75%, 08/16/2027
(d)
7,325 7,375
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
8,500 8,495
World Omni Auto Receivables Trust 2023-A
5.44%, 07/15/2026 1,132 1,132
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 3,257 3,264
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 12,000 12,049
$ 208,413
Banks - 14 .01%
Bank of America Corp
1.20%, 10/24/2026
(e)
9,600 9,261
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 18,947
Secured Overnight Financing Rate + 1.15%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e),(f)
14,100 14,348
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 14,015
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,987
4.40%, 09/08/2028
(e)
9,400 9,301
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 6,930
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 7,253
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
8,400 8,439
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 6,900 7,060
5.99%, 10/03/2028 3,440 3,592

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
1.12%, 01/28/2027
(e)
$ 19,600 $ 18,713
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(e)
9,500 9,304
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
8,000 8,054
Secured Overnight Financing Rate + 1.36%
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 6,100 6,191
6.82%, 11/20/2029
(e)
7,100 7,484
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
3,400 3,361
Secured Overnight Financing Rate + 1.49%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
8,600 8,194
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 10,420
Secured Overnight Financing Rate + 1.73%
5.65%, 12/09/2026 14,700 14,724
Secured Overnight Financing Rate + 0.79%
5.73%, 04/25/2030
(e)
8,235 8,467
Secured Overnight Financing Rate + 1.27%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 9,296
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
15,800 15,065
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 18,825
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(e)
6,650 6,543
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
8,400 8,341
Secured Overnight Financing Rate + 0.86%
5.57%, 04/22/2028
(e)
6,200 6,311
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
6,200 6,360
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 15,900 16,287
Morgan Stanley
1.59%, 05/04/2027
(e)
10,750 10,249
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,712
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
10,000 9,862
Secured Overnight Financing Rate + 1.10%
5.05%, 01/28/2027
(e)
10,000 10,029
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
9,350 9,431
Secured Overnight Financing Rate + 1.45%
5.65%, 04/13/2028
(e)
2,575 2,626
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
6,200 6,365
Secured Overnight Financing Rate + 1.26%
NatWest Group PLC
4.96%, 08/15/2030
(e)
9,500 9,435
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
6.37%, 11/15/2028 9,500 9,575
Secured Overnight Financing Rate + 1.30%
Royal Bank of Canada
0.88%, 01/20/2026 14,700 14,066
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA
2.63%, 01/22/2025
(d)
$ 9,700 $ 9,643
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 14,025
Truist Financial Corp
1.27%, 03/02/2027
(e)
5,230 4,986
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
10,000 10,720
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
15,000 14,507
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e)
4,800 4,822
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
3,675 3,734
Secured Overnight Financing Rate + 1.56%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
9,800 9,717
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
14,600 14,389
Secured Overnight Financing Rate + 2.00%
5.71%, 04/22/2028
(e)
6,200 6,320
Secured Overnight Financing Rate + 1.07%
$ 466,286
Beverages - 0 .06%
Constellation Brands Inc
4.80%, 01/15/2029 2,000 1,999
Biotechnology - 0 .28%
Amgen Inc
5.15%, 03/02/2028 9,100 9,224
Chemicals - 0 .53%
Nutrien Ltd
5.90%, 11/07/2024 10,000 10,001
Westlake Corp
3.60%, 08/15/2026 7,900 7,733
$ 17,734
Commercial Mortgage Backed Securities - 8 .25%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
6,027 5,835
BFLD Commercial Mortgage Trust 2024-UNIV
0.00%, 11/15/2029
(d),(h),(i)
8,900 8,878
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BX 2024-PALM
6.34%, 06/15/2037
(d)
11,700 11,700
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
5.77%, 11/15/2038
(d)
9,584 9,545
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
5.59%, 06/15/2038
(d)
10,696 10,649
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
5.62%, 09/15/2036
(d)
15,000 14,916
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
5.61%, 10/15/2038
(d)
12,818 12,746
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2024-AIRC
6.50%, 08/15/2039
(d)
$ 17,000 $ 17,027
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Trust 2021-BXMF
5.55%, 10/15/2026
(d)
9,696 9,627
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.42%, 10/15/2036
(d)
10,700 10,590
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
ELP Commercial Mortgage Trust 2021-ELP
5.62%, 11/15/2038
(d)
14,983 14,875
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.32%, 09/10/2038
(d),(g)
2,350 2,314
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
5.97%, 04/15/2038
(d)
12,473 12,457
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
LBA Trust 2024-7IND
6.25%, 10/15/2041
(d)
9,200 9,191
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LBA Trust 2024-BOLT
6.40%, 06/15/2026
(d)
12,750 12,754
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2021-BMR Mortgage Trust
5.62%, 03/15/2038
(d)
13,261 13,062
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.10%, 05/15/2039
(d)
18,400 17,882
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
6.40%, 05/15/2041
(d)
15,000 14,953
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
5.72%, 04/15/2038
(d)
11,048 11,016
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHP 2021-STOR
5.62%, 07/15/2038
(d)
8,800 8,748
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
5.62%, 01/15/2027
(d)
13,446 13,345
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.40%, 10/15/2036
(d)
10,192 10,103
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
5.65%, 11/15/2038
(d)
12,535 12,482
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
WB Commercial Mortgage Trust 2024-HQ
5.94%, 03/15/2040
(d),(g)
10,000 10,015
$ 274,710
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 1 .16%
Apple Inc
1.13%, 05/11/2025 $ 15,000 $ 14,737
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 14,500 14,387
4.55%, 10/15/2029 9,500 9,320
$ 38,444
Diversified Financial Services - 0 .28%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.45%, 04/15/2027 9,127 9,449
Electric - 6 .53%
AES Corp/The
1.38%, 01/15/2026 14,600 13,982
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,358
5.95%, 03/30/2029
(d)
8,800 9,107
Consumers Energy Co
4.90%, 02/15/2029 8,200 8,285
DTE Energy Co
1.05%, 06/01/2025 4,400 4,306
3.40%, 06/15/2029 2,000 1,874
5.10%, 03/01/2029 5,000 5,039
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,426
Exelon Corp
5.15%, 03/15/2029 6,330 6,417
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 14,137
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 3,458 3,474
4.90%, 03/15/2029 10,000 10,044
5.75%, 09/01/2025 17,200 17,323
6.05%, 03/01/2025 3,700 3,712
OGE Energy Corp
5.45%, 05/15/2029 10,000 10,203
PacifiCorp
5.10%, 02/15/2029 9,050 9,160
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 14,140
5.20%, 04/01/2029 10,000 10,149
5.88%, 10/15/2028 8,000 8,301
Southern Co/The
5.50%, 03/15/2029 10,300 10,593
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,123
Tampa Electric Co
4.90%, 03/01/2029 2,340 2,339
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,366
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 18,949
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,538
$ 217,345
Food - 0 .23%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 7,800 7,777
Forest Products & Paper - 0 .29%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,750
Gas - 0 .51%
NiSource Inc
0.95%, 08/15/2025 14,600 14,151
5.25%, 03/30/2028 2,700 2,739
$ 16,890

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0 .30%
Solventum Corp
5.40%, 03/01/2029
(d)
$ 10,000 $ 10,127
Healthcare - Services - 1 .28%
Centene Corp
4.25%, 12/15/2027 16,750 16,202
Cigna Group/The
1.25%, 03/15/2026 3,534 3,372
HCA Inc
5.25%, 06/15/2026 20,000 20,073
5.88%, 02/01/2029 3,000 3,089
$ 42,736
Home Equity Asset Backed Securities - 1 .02%
JP Morgan Mortgage Trust 2023-HE1
6.64%, 11/25/2053
(d)
1,947 1,962
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
6.59%, 03/20/2054
(d)
9,065 9,127
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
6.47%, 05/25/2054
(d)
6,803 6,845
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust Series 2024-HE3
6.41%, 02/25/2055
(d)
15,952 15,961
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
$ 33,895
Insurance - 2 .61%
Aon North America Inc
5.15%, 03/01/2029 14,000 14,154
Athene Global Funding
1.72%, 01/07/2025
(d)
9,600 9,540
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
8,647 8,296
1.10%, 06/23/2025
(d)
17,525 17,139
Markel Group Inc
3.50%, 11/01/2027 4,719 4,541
New York Life Global Funding
2.00%, 01/22/2025
(d)
9,800 9,737
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 13,865
5.07%, 03/25/2027
(d)
9,500 9,631
$ 86,903
Internet - 0 .39%
eBay Inc
1.40%, 05/10/2026 13,530 12,875
Machinery - Diversified - 0 .18%
Ingersoll Rand Inc
5.20%, 06/15/2027 6,000 6,078
Media - 0 .53%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 2,236 2,233
6.10%, 06/01/2029 15,000 15,320
$ 17,553
Mining - 0 .43%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
9,600 9,609
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,623
$ 14,232
Mortgage Backed Securities - 3 .96%
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
8,154 8,214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CHL Mortgage Pass-Through Trust 2003-46
5.76%, 01/19/2034
(g)
$ 111 $ 105
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
3,248 2,853
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
8,065 8,047
JP Morgan Mortgage Trust 2004-A3
7.02%, 07/25/2034
(g)
108 99
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 67
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
10,879 9,790
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
1,124 1,126
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
11,446 11,473
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
1,116 1,091
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
4,324 3,860
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
10,442 9,141
PHH Mortgage Trust Series 2008-CIM1
7.21%, 06/25/2038 435 390
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
9,752 8,642
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
6,390 5,836
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
17,246 15,130
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
17,530 15,363
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(d),(g)
4,493 4,486
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(g)
5,067 5,060
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
11,501 11,503
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
336 328
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
4,470 3,819
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
4,323 3,926
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
1,729 1,538
$ 131,889
Office & Business Equipment - 0 .32%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,496
Oil & Gas - 1 .39%
Chevron USA Inc
0.69%, 08/12/2025 4,600 4,464
Diamondback Energy Inc
5.15%, 01/30/2030 7,500 7,545
5.20%, 04/18/2027 8,150 8,233
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,735

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp
5.20%, 08/01/2029 $ 9,500 $ 9,476
Phillips 66
3.85%, 04/09/2025 6,850 6,818
$ 46,271
Oil & Gas Services - 0 .39%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
6,400 6,449
5.00%, 11/15/2029
(d)
6,400 6,460
$ 12,909
Other Asset Backed Securities - 12 .85%
37 Capital CLO II
5.95%, 07/15/2034
(d)
10,000 9,997
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
6.86%, 07/20/2037
(d)
5,500 5,499
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AMMC CLO 15 Ltd
6.04%, 01/15/2032
(d)
9,137 9,150
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Ares LIV CLO Ltd
5.93%, 10/15/2032
(d)
4,000 3,999
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.27%
Bardot CLO Ltd
5.98%, 10/22/2032
(d)
14,250 14,266
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
4,600 4,605
5.41%, 08/14/2025
(d)
5,733 5,739
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,064 28,161
1.69%, 07/15/2060
(d)
13,339 12,921
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 6,000 6,031
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
2,347 2,351
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
7,950 7,979
Dewolf Park CLO Ltd
5.84%, 10/15/2030
(d)
8,550 8,559
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
3,865 3,881
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
6,000 6,036
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
5,514 5,520
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
9,400 9,427
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 3,913 3,919
KKR CLO 18 Ltd
5.83%, 07/18/2030
(d)
7,987 7,990
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
KKR Lending Partners III Clo LLC
6.26%, 10/20/2030
(d)
$ 1,790 $ 1,789
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
6.43%, 10/20/2030
(d)
13,600 13,584
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
719 720
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
7,797 7,819
Lake Shore MM CLO II Ltd
6.05%, 10/17/2031
(d)
15,251 15,243
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XVIII Ltd
5.82%, 10/21/2030
(d)
12,738 12,757
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Maranon Loan Funding 2021-3 Ltd
6.41%, 10/15/2036
(d)
6,300 6,297
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Marathon CLO XIII Ltd
5.86%, 04/15/2032
(d)
19,462 19,475
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
6,955 6,990
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
1,921 1,820
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
7,756 7,912
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
17,000 16,681
New Mountain CLO 6 Ltd
6.04%, 10/15/2037
(d)
6,300 6,301
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Oaktree CLO 2019-4 Ltd
6.13%, 07/20/2037
(d)
19,000 19,045
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
6.17%, 04/20/2037
(d)
6,300 6,340
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
5.70%, 04/15/2030
(d)
3,637 3,639
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.13%, 10/20/2031
(d)
3,433 3,433
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
2.47%, 02/15/2027
(d)
11,750 11,665
4.95%, 02/15/2029
(d)
13,350 13,401
5.52%, 10/15/2028
(d)
4,500 4,566
TCI-Flatiron CLO 2016-1 Ltd
5.75%, 01/17/2032
(d)
2,930 2,932
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
7,000 7,001
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
15,000 15,104

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Master Trust
4.17%, 08/20/2030 $ 5,500 $ 5,452
4.35%, 08/20/2032
(d)
5,500 5,417
4.49%, 01/22/2029 16,000 15,983
4.89%, 04/13/2028 10,000 10,004
5.16%, 06/20/2029 13,800 13,914
5.23%, 11/22/2027 12,950 12,950
Voya 2012-4 Ltd
5.92%, 10/15/2030
(d)
3,524 3,528
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
$ 427,792
Packaging & Containers - 0 .58%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
9,800 9,265
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
10,000 10,091
$ 19,356
Pharmaceuticals - 1 .61%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,791
4.80%, 03/15/2029 10,000 10,080
Astrazeneca Finance LLC
4.85%, 02/26/2029 9,400 9,490
Bristol-Myers Squibb Co
4.90%, 02/22/2029 10,000 10,129
Eli Lilly & Co
4.50%, 02/09/2029 10,000 10,007
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 7,000 6,995
$ 53,492
Pipelines - 3 .12%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,683
6.06%, 08/15/2026
(d)
3,450 3,506
Enbridge Inc
5.30%, 04/05/2029 13,250 13,444
5.90%, 11/15/2026 11,275 11,522
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,207
5.55%, 02/15/2028 10,000 10,212
Kinder Morgan Inc
5.00%, 02/01/2029 10,000 10,010
5.10%, 08/01/2029 6,000 6,029
ONEOK Inc
4.25%, 09/24/2027 11,700 11,551
4.40%, 10/15/2029 7,900 7,696
5.55%, 11/01/2026 6,000 6,081
Williams Cos Inc/The
5.40%, 03/02/2026 7,000 7,047
$ 103,988
REITs - 2 .48%
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 6,009
5.49%, 03/15/2053
(d)
10,500 10,617
Crown Castle Inc
1.35%, 07/15/2025 8,750 8,536
CubeSmart LP
4.00%, 11/15/2025 3,275 3,242
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,240
Public Storage Operating Co
5.52%, 04/16/2027 9,550 9,593
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 18,068
1.88%, 07/15/2050
(d)
6,463 6,224
2.33%, 07/15/2052
(d)
2,800 2,553
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Tower Trust (continued)
2.84%, 01/15/2050
(d)
$ 10,325 $ 10,278
$ 82,360
Semiconductors - 0 .90%
Broadcom Inc
5.05%, 07/12/2029 7,400 7,463
Micron Technology Inc
6.75%, 11/01/2029 6,675 7,164
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,238
Texas Instruments Inc
4.60%, 02/08/2029 10,000 10,030
$ 29,895
Software - 1 .34%
Oracle Corp
4.20%, 09/27/2029 9,300 9,059
Roper Technologies Inc
1.00%, 09/15/2025 10,450 10,132
4.50%, 10/15/2029 7,400 7,286
Take-Two Interactive Software Inc
4.95%, 03/28/2028 10,700 10,738
5.40%, 06/12/2029 7,400 7,519
$ 44,734
Student Loan Asset Backed Securities - 4 .88%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
1,933 1,821
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
2,565 2,433
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
4,661 4,203
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
1,972 1,702
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
9,040 7,457
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
2,914 2,423
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
6,470 5,898
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
4,781 4,806
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
143 141
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
568 559
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
2,657 2,539
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
3,610 3,364
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
2,361 2,182
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
2,589 2,373
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
3,452 3,204
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
3,424 3,077
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
7,470 6,685
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
7,057 6,308
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
10,259 8,980
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
4,373 3,820
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
4,004 3,584
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
2,430 2,451

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
$ 8,880 $ 9,024
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
16,158 14,838
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
5,568 5,108
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
7,724 7,159
SLM Private Credit Student Loan Trust 2004-A
5.61%, 06/15/2033 246 243
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
5.50%, 06/15/2039 9,853 9,580
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.41%, 12/15/2039 5,683 5,494
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
5,994 5,313
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
9,769 8,995
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
9,370 8,651
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
8,060 7,938
$ 162,353
Telecommunications - 1 .13%
AT&T Inc
1.70%, 03/25/2026 9,400 9,021
Cisco Systems Inc
4.85%, 02/26/2029 10,000 10,124
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
5,187 5,147
4.24%, 07/15/2048
(d)
1,650 1,596
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
5,132 5,122
5.15%, 03/20/2028
(d)
6,650 6,694
$ 37,704
Transportation - 0 .64%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,966
Ryder System Inc
1.75%, 09/01/2026 11,000 10,410
$ 21,376
TOTAL BONDS $ 2,769,432
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 11 .48%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.88%, 09/01/2035 $ 13 $ 14
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
6.02%, 12/01/2032 7 8
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.13%, 01/01/2035 9 9
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.37%, 07/01/2034 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
6.41%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
6.63%, 02/01/2037 $ 19 $ 19
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.04%
7.18%, 10/01/2035 33 33
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
7.26%, 02/01/2035 2 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.01%
7.37%, 08/01/2034 7 7
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
7.54%, 07/01/2034 13 13
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
$ 95
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 1 1
U.S. Treasury - 11 .48%
2.25%, 11/15/2027 19,400 18,361
2.63%, 02/15/2029 29,750 27,965
3.25%, 06/30/2029 71,500 68,727
4.00%, 01/15/2027 55,000 54,830
4.50%, 07/15/2026 84,000 84,410
5.00%, 09/30/2025 127,000 127,706
$ 381,999
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 382,109
Total Investments $ 3,323,826
Other Assets and Liabilities -  0.14% 4,748
TOTAL NET ASSETS - 100.00% $ 3,328,574
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $362 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,397,664 or 41.99% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $351 or 0.01% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 83,891 $ 1,656,136 $ 1,568,104 $ 171,923
$ 83,891 $ 1,656,136 $ 1,568,104 $ 171,923
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 5,792 $ — $ — $ —
$ 5,792 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; December 2024 Long 1,995 $ 213,933 $ (4,801)
Total $ (4,801)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .92 % Shares Held Value (000's)
Money Market Funds - 0 .92%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2,004,866 $ 2,005
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
18,986,249 18,986
$ 20,991
TOTAL INVESTMENT COMPANIES $ 20,991
COMMON STOCKS - 99 .51 % Shares Held Value (000's)
Aerospace & Defense - 0 .63%
AAR Corp
(d)
245,700 $ 14,423
Agriculture - 1 .42%
Darling Ingredients Inc
(d)
435,600 17,036
Vital Farms Inc
(d)
444,100 15,402
$ 32,438
Apparel - 0 .89%
PVH Corp 206,300 20,312
Automobile Parts & Equipment - 0 .54%
Visteon Corp
(d)
136,600 12,328
Banks - 9 .79%
Ameris Bancorp 347,100 21,517
First Horizon Corp 1,476,700 25,591
First Merchants Corp 281,400 10,426
FNB Corp/PA 1,694,296 24,567
Independent Bank Corp/MI 245,700 8,054
National Bank Holdings Corp 223,300 10,039
Pinnacle Financial Partners Inc 244,400 25,772
Popular Inc 349,500 31,186
Trustmark Corp 222,900 7,739
UMB Financial Corp 337,600 37,045
Webster Financial Corp 197,122 10,211
Wintrust Financial Corp 95,200 11,033
$ 223,180
Biotechnology - 8 .30%
Axsome Therapeutics Inc
(d)
81,700 7,274
Bicycle Therapeutics PLC ADR
(d)
199,700 4,682
Bridgebio Pharma Inc
(d)
483,500 11,319
Cellectis SA ADR
(d)
199,153 354
Denali Therapeutics Inc
(d)
534,700 13,881
Immunocore Holdings PLC ADR
(d)
229,900 7,088
Immunovant Inc
(d)
377,500 11,046
Insmed Inc
(d)
791,526 53,254
Intra-Cellular Therapies Inc
(d)
245,700 20,823
Iovance Biotherapeutics Inc
(d)
1,736,900 18,133
SpringWorks Therapeutics Inc
(d)
396,800 11,955
Structure Therapeutics Inc ADR
(d),(e)
324,100 13,337
Viking Therapeutics Inc
(d)
220,700 16,009
$ 189,155
Building Materials - 4 .77%
Modine Manufacturing Co
(d)
382,300 45,023
SPX Technologies Inc
(d)
82,800 11,881
Summit Materials Inc
(d)
637,200 30,210
Trex Co Inc
(d)
306,100 21,687
$ 108,801
Chemicals - 0 .50%
Koppers Holdings Inc 335,000 11,393
Commercial Services - 2 .06%
Huron Consulting Group Inc
(d)
118,400 13,702
Remitly Global Inc
(d)
769,900 13,843
Verra Mobility Corp
(d)
745,500 19,361
$ 46,906
Computers - 2 .76%
Parsons Corp
(d)
304,900 32,978
Varonis Systems Inc
(d)
593,800 29,910
$ 62,888
Consumer Products - 0 .88%
Quanex Building Products Corp 692,300 20,118
Distribution & Wholesale - 1 .25%
WESCO International Inc 148,500 28,508
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 5 .12%
Janus Henderson Group PLC 685,800 $ 28,331
Lazard Inc 744,900 39,472
Marex Group PLC 195,000 5,136
OneMain Holdings Inc 299,500 14,876
Stifel Financial Corp 278,500 28,858
$ 116,673
Electric - 1 .16%
Portland General Electric Co 559,700 26,530
Electrical Components & Equipment - 1 .03%
EnerSys 243,100 23,547
Electronics - 2 .61%
Advanced Energy Industries Inc 208,900 22,672
TD SYNNEX Corp 185,677 21,418
Vishay Intertechnology Inc 905,200 15,352
$ 59,442
Engineering & Construction - 2 .90%
Dycom Industries Inc
(d)
169,500 29,549
MYR Group Inc
(d)
110,400 14,463
Sterling Infrastructure Inc
(d)
127,900 19,754
TopBuild Corp
(d)
6,600 2,332
$ 66,098
Entertainment - 1 .89%
Caesars Entertainment Inc
(d)
351,500 14,078
TKO Group Holdings Inc
(d)
248,300 28,994
$ 43,072
Food - 1 .37%
Performance Food Group Co
(d)
385,218 31,299
Gas - 1 .23%
Southwest Gas Holdings Inc 382,290 28,003
Hand & Machine Tools - 1 .44%
Regal Rexnord Corp 197,100 32,825
Healthcare - Products - 3 .42%
Castle Biosciences Inc
(d)
564,500 19,571
Exact Sciences Corp
(d)
365,200 25,173
Natera Inc
(d)
274,292 33,179
$ 77,923
Healthcare - Services - 2 .74%
Acadia Healthcare Co Inc
(d)
162,900 6,954
Addus HomeCare Corp
(d)
149,800 18,638
LifeStance Health Group Inc
(d)
1,489,900 9,997
RadNet Inc
(d)
415,200 27,005
$ 62,594
Home Builders - 2 .27%
Forestar Group Inc
(d)
137,300 4,335
Taylor Morrison Home Corp
(d)
692,400 47,429
$ 51,764
Insurance - 3 .56%
Abacus Life Inc
(d)
343,973 2,972
CNO Financial Group Inc 552,766 19,015
Essent Group Ltd 329,800 19,791
Hanover Insurance Group Inc/The 62,118 9,214
Lincoln National Corp 867,100 30,132
$ 81,124
Internet - 0 .03%
Lulu's Fashion Lounge Holdings Inc
(d)
395,100 577
Iron & Steel - 1 .21%
Commercial Metals Co 512,400 27,567
Leisure Products & Services - 1 .24%
Life Time Group Holdings Inc
(d)
1,047,800 23,345
Lindblad Expeditions Holdings Inc
(d)
516,000 4,876
$ 28,221
Machinery - Diversified - 4 .90%
Chart Industries Inc
(d)
270,600 32,667
Middleby Corp/The
(d)
199,700 25,901
Mueller Water Products Inc - Class A 1,201,500 25,941
Zurn Elkay Water Solutions Corp 751,500 27,129
$ 111,638

Schedule of Investments
SmallCap Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 0 .48%
Fabrinet
(d)
45,151 $ 10,880
Oil & Gas - 2 .63%
Chord Energy Corp 149,800 18,740
Civitas Resources Inc 371,800 18,140
Patterson-UTI Energy Inc 1,403,100 10,762
Valaris Ltd
(d)
245,700 12,432
$ 60,074
Oil & Gas Services - 0 .98%
ChampionX Corp 628,000 17,722
Helix Energy Solutions Group Inc
(d)
510,900 4,726
$ 22,448
Packaging & Containers - 1 .23%
Graphic Packaging Holding Co 994,000 28,090
Pharmaceuticals - 2 .30%
AdaptHealth Corp
(d)
458,867 4,722
BellRing Brands Inc
(d)
198,400 13,061
Collegium Pharmaceutical Inc
(d)
586,300 20,016
Dexcom Inc
(d)
70,700 4,983
Vaxcyte Inc
(d)
90,231 9,596
$ 52,378
Real Estate - 0 .79%
Newmark Group Inc 1,206,200 18,081
REITs - 5 .05%
Agree Realty Corp 466,700 34,652
Cousins Properties Inc 628,000 19,236
First Industrial Realty Trust Inc 457,200 23,998
Ladder Capital Corp 748,300 8,538
Rexford Industrial Realty Inc 667,400 28,625
$ 115,049
Retail - 3 .36%
American Eagle Outfitters Inc 534,700 10,475
BJ's Wholesale Club Holdings Inc
(d)
341,451 28,931
Bloomin' Brands Inc 716,525 11,887
Caleres Inc 574,800 17,158
Portillo's Inc
(d)
635,900 8,222
$ 76,673
Semiconductors - 2 .05%
Allegro MicroSystems Inc
(d)
655,600 13,663
Entegris Inc 164,640 17,239
SiTime Corp
(d)
93,300 15,769
$ 46,671
Software - 5 .93%
Agilysys Inc
(d)
129,800 12,985
DigitalOcean Holdings Inc
(d)
354,700 14,039
DoubleVerify Holdings Inc
(d)
429,600 7,325
Jamf Holding Corp
(d)
459,700 7,649
JFrog Ltd
(d)
538,700 15,719
Manhattan Associates Inc
(d)
119,600 31,498
Privia Health Group Inc
(d)
896,339 16,457
Progress Software Corp 248,300 15,913
Sophia Genetics SA
(d)
628,100 2,249
Sprout Social Inc
(d)
433,826 11,492
$ 135,326
Telecommunications - 1 .12%
Credo Technology Group Holding Ltd
(d)
678,895 25,594
Transportation - 1 .23%
Teekay Tankers Ltd 345,400 16,469
World Kinect Corp 444,100 11,613
$ 28,082
Water - 0 .45%
American States Water Co 125,700 10,365
TOTAL COMMON STOCKS $ 2,269,058
Total Investments $ 2,290,049
Other Assets and Liabilities -  (0.43)% (9,837)
TOTAL NET ASSETS - 100.00% $ 2,280,212
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,005 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,130 or 0.09% of net assets.

Schedule of Investments
SmallCap Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 27,136 $ 574,921 $ 583,071 $ 18,986
$ 27,136 $ 574,921 $ 583,071 $ 18,986
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 968 $ — $ — $ —
$ 968 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 4 .86 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .50%
iShares Russell 2000 Growth ETF
(a)
9,400 $ 2,636
SPDR S&P Biotech ETF
(a)
83,105 8,064
$ 10,700
Money Market Funds - 4 .36%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(b),(c)
9,780,792 9,781
Principal Government Money Market Fund - Class
R-6 4.75%
(b),(c),(d)
82,816,737 82,817
$ 92,598
TOTAL INVESTMENT COMPANIES $ 103,298
COMMON STOCKS - 97 .27 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(e)
171 $ 2
Clear Channel Outdoor Holdings Inc
(e)
4,547 7
Stagwell Inc
(e)
1,393 9
$ 18
Aerospace & Defense - 4 .32%
AAR Corp
(e)
107,233 6,294
AeroVironment Inc
(e)
103,314 22,209
Amprius Technologies Inc
(e)
1,892 3
Archer Aviation Inc
(a),(e)
20,528 65
Bridger Aerospace Group Holdings Inc
(e)
326 1
Curtiss-Wright Corp 63,671 21,964
Eve Holding Inc
(a),(e)
2,344 7
Intuitive Machines Inc
(a),(e)
297 2
Joby Aviation Inc
(a),(e)
37,119 178
Kratos Defense & Security Solutions Inc
(e)
420,014 9,543
Leonardo DRS Inc
(e)
399,451 12,011
Loar Holdings Inc
(a),(e)
62,600 5,395
Moog Inc 2,640 498
Redwire Corp
(e)
524 4
Rocket Lab USA Inc
(e)
32,133 344
Standardaero Inc
(e)
462,798 13,352
Virgin Galactic Holdings Inc
(e)
202 1
VirTra Inc
(a),(e)
858 5
$ 91,876
Agriculture - 0 .29%
Andersons Inc/The 397 18
Ispire Technology Inc
(a),(e)
1,780 10
Turning Point Brands Inc 1,332 63
Vital Farms Inc
(e)
177,452 6,154
$ 6,245
Airlines - 0 .10%
Allegiant Travel Co 32,386 2,106
Frontier Group Holdings Inc
(a),(e)
4,165 25
Sun Country Airlines Holdings Inc
(e)
1,842 26
Wheels Up Experience Inc
(a),(e)
8,325 17
$ 2,174
Apparel - 0 .06%
Hanesbrands Inc
(e)
32,633 227
Kontoor Brands Inc 5,156 442
Oxford Industries Inc 964 70
Rocky Brands Inc 225 5
Steven Madden Ltd 6,726 302
Superior Group of Cos Inc 268 4
Torrid Holdings Inc
(e)
1,366 5
Wolverine World Wide Inc 7,371 113
$ 1,168
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(e)
2,957 125
REV Group Inc 3,702 98
$ 223
Automobile Parts & Equipment - 0 .05%
Aurora Innovation Inc
(e)
46,836 243
Dorman Products Inc
(e)
2,429 277
Douglas Dynamics Inc 1,719 39
Gentherm Inc
(e)
2,879 121
Holley Inc
(e)
1,710 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
indie Semiconductor Inc
(e)
5,020 $ 17
Luminar Technologies Inc
(a),(e)
28,777 22
Miller Industries Inc/TN 59 4
SES AI Corp
(e)
1,345 1
Shyft Group Inc/The 279 4
Visteon Corp
(e)
2,536 229
XPEL Inc
(e)
2,320 89
$ 1,050
Banks - 1 .70%
Alerus Financial Corp 106 2
BancFirst Corp 230 25
Bancorp Inc/The
(e)
4,388 221
Bank7 Corp 24 1
Citizens Financial Services Inc 23 1
City Holding Co 100 12
Coastal Financial Corp/WA
(e)
959 61
Esquire Financial Holdings Inc 547 37
First BanCorp/Puerto Rico 1,193 23
First Busey Corp 54,409 1,323
First Business Financial Services Inc 53 2
First Financial Bankshares Inc 67,053 2,423
First Foundation Inc 1,665 11
First Internet Bancorp 277 10
Fulton Financial Corp 336,442 6,093
Lakeland Financial Corp 131 9
Live Oak Bancshares Inc 2,771 110
Metrocity Bankshares Inc 130 4
Nicolet Bankshares Inc 299 30
Pathward Financial Inc 678 48
Peoples Financial Services Corp 190 9
Popular Inc 23,427 2,090
Prosperity Bancshares Inc 262,341 19,203
ServisFirst Bancshares Inc 1,327 110
Shore Bancshares Inc 368 5
Triumph Financial Inc
(e)
1,881 166
UMB Financial Corp 34,467 3,782
USCB Financial Holdings Inc 266 4
Walker & Dunlop Inc 2,159 236
$ 36,051
Beverages - 0 .02%
BRC Inc
(e)
4,135 13
MGP Ingredients Inc 1,310 63
National Beverage Corp 2,153 97
Primo Water Corp 1,756 46
Vita Coco Co Inc/The
(e)
3,616 107
Westrock Coffee Co
(a),(e)
3,391 23
$ 349
Biotechnology - 11 .00%
4D Molecular Therapeutics Inc
(e)
3,175 25
Absci Corp
(a),(e)
5,778 22
ACADIA Pharmaceuticals Inc
(e)
184,972 2,698
Achieve Life Sciences Inc
(e)
1,802 8
Actinium Pharmaceuticals Inc
(e)
2,969 5
ADC Therapeutics SA
(e)
3,997 11
ADMA Biologics Inc
(e)
20,794 339
Aerovate Therapeutics Inc
(e)
1,821 4
Agenus Inc
(a),(e)
366 2
Akero Therapeutics Inc
(e)
246,203 7,590
Aldeyra Therapeutics Inc
(e)
687 4
Altimmune Inc
(a),(e)
3,590 24
Alto Neuroscience Inc
(e)
1,050 4
Alumis Inc
(e)
688 8
ALX Oncology Holdings Inc
(e)
3,689 5
Amicus Therapeutics Inc
(e)
27,097 309
AnaptysBio Inc
(e)
1,784 39
Anavex Life Sciences Corp
(a),(e)
1,709 11
ANI Pharmaceuticals Inc
(e)
1,221 70
Apogee Therapeutics Inc
(e)
82,108 4,273
Applied Therapeutics Inc
(e)
5,482 48

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Arbutus Biopharma Corp
(e)
12,774 $ 49
Arcellx Inc
(e)
3,980 335
Arcturus Therapeutics Holdings Inc
(e)
1,863 33
Arcus Biosciences Inc
(e)
5,029 77
Arcutis Biotherapeutics Inc
(e)
9,871 82
Ardelyx Inc
(e)
21,638 127
ArriVent Biopharma Inc
(e)
1,558 46
Arrowhead Pharmaceuticals Inc
(e)
11,085 213
ARS Pharmaceuticals Inc
(e)
4,548 67
Artiva Biotherapeutics Inc
(e)
729 7
Astria Therapeutics Inc
(e)
3,528 39
Atossa Therapeutics Inc
(e)
2,938 4
Aurinia Pharmaceuticals Inc
(e)
9,063 65
Avid Bioservices Inc
(e)
325,831 3,245
Avidity Biosciences Inc
(e)
10,011 423
Axsome Therapeutics Inc
(e)
3,382 301
Bicara Therapeutics Inc
(a),(e)
90,348 2,139
BioAge Labs Inc
(a),(e)
274,389 6,476
BioCryst Pharmaceuticals Inc
(e)
19,215 154
Biohaven Ltd
(e)
151,279 7,529
Biomea Fusion Inc
(a),(e)
2,569 24
Black Diamond Therapeutics Inc
(e)
2,327 6
Blueprint Medicines Corp
(e)
245,974 21,526
Boundless Bio Inc
(e)
516 1
Bridgebio Pharma Inc
(e)
430,281 10,073
Cabaletta Bio Inc
(e)
858 3
Candel Therapeutics Inc
(e)
1,862 10
Capricor Therapeutics Inc
(e)
2,023 41
Cardiff Oncology Inc
(a),(e)
1,220 4
Cargo Therapeutics Inc
(a),(e)
266 5
Cartesian Therapeutics Inc
(a),(e)
722 14
Cartesian Therapeutics Inc - Contingent Value
Rights
(e),(f)
3,555 1
Cassava Sciences Inc
(a),(e)
3,746 97
Celcuity Inc
(e)
2,319 36
Celldex Therapeutics Inc
(e)
4,876 127
CervoMed Inc
(a),(e)
438 6
CG oncology Inc
(e)
122,398 4,349
Chinook Therapeutics Inc - Contingent Value
Rights
(e),(f)
1,785 1
ChromaDex Corp
(e)
4,834 17
Climb Bio Inc
(e)
143 1
Cogent Biosciences Inc
(e)
7,921 91
Conduit Pharmaceuticals Inc
(e)
1,885 —
Contineum Therapeutics Inc
(e)
312 5
Crinetics Pharmaceuticals Inc
(e)
8,119 454
Cullinan Therapeutics Inc
(e)
181,416 2,821
Cytokinetics Inc
(e)
213,368 10,882
Day One Biopharmaceuticals Inc
(e)
4,290 63
Denali Therapeutics Inc
(e)
209,169 5,430
Dianthus Therapeutics Inc
(a),(e)
113,140 3,152
Disc Medicine Inc
(e)
202 9
Dynavax Technologies Corp
(e)
9,793 116
Dyne Therapeutics Inc
(e)
7,440 215
Edgewise Therapeutics Inc
(e)
6,722 226
Elevation Oncology Inc
(e)
4,277 2
Esperion Therapeutics Inc
(e)
4,433 9
Evolus Inc
(e)
5,115 83
EyePoint Pharmaceuticals Inc
(e)
2,261 27
Fibrobiologics Inc
(e)
2,514 8
Forafric Global PLC
(e)
543 6
Geron Corp
(e)
37,336 153
Greenwich Lifesciences Inc
(e)
515 7
Guardant Health Inc
(e)
10,888 238
Halozyme Therapeutics Inc
(e)
182,600 9,234
Harvard Bioscience Inc
(e)
1,427 3
HilleVax Inc
(e)
857 2
Humacyte Inc
(a),(e)
8,160 41
Ideaya Biosciences Inc
(e)
7,661 216
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
IGM Biosciences Inc
(a),(e)
1,297 $ 22
ImmunityBio Inc
(a),(e)
10,208 53
Immunome Inc
(e)
72,784 835
Immunovant Inc
(e)
60,286 1,764
Inhibrx Biosciences Inc
(e)
549 9
Inmune Bio Inc
(a),(e)
1,362 8
Innoviva Inc
(e)
415 8
Insmed Inc
(e)
323,611 21,772
Intellia Therapeutics Inc
(e)
145,075 2,063
Intra-Cellular Therapies Inc
(e)
156,368 13,252
Iovance Biotherapeutics Inc
(a),(e)
23,378 244
Janux Therapeutics Inc
(e)
2,576 139
Jasper Therapeutics Inc
(e)
1,125 24
Keros Therapeutics Inc
(e)
49,348 2,864
Kiniksa Pharmaceuticals International Plc
(e)
3,441 78
Korro Bio Inc
(a),(e)
133 8
Krystal Biotech Inc
(e)
2,296 396
Kymera Therapeutics Inc
(e)
4,105 190
Kyverna Therapeutics Inc
(a),(e)
1,139 5
Larimar Therapeutics Inc
(e)
3,908 32
Legend Biotech Corp ADR
(e)
97,102 4,372
Lexeo Therapeutics Inc
(e)
2,079 16
Lexicon Pharmaceuticals Inc
(e)
3,501 7
Lineage Cell Therapeutics Inc
(e)
13,700 11
Liquidia Corp
(e)
5,340 58
Lyra Therapeutics Inc
(e)
4,141 1
MacroGenics Inc
(e)
5,146 19
Maravai LifeSciences Holdings Inc
(e)
10,253 76
MeiraGTx Holdings plc
(e)
2,246 12
Mersana Therapeutics Inc
(e)
5,507 10
Metagenomi Inc
(e)
516 1
Mind Medicine MindMed Inc
(a),(e)
6,675 42
Mineralys Therapeutics Inc
(a),(e)
501 7
MoonLake Immunotherapeutics
(e)
70,640 3,279
NeoGenomics Inc
(e)
1,037,718 14,103
Neumora Therapeutics Inc
(a),(e)
7,807 89
Novavax Inc
(e)
10,149 98
Nurix Therapeutics Inc
(e)
4,075 100
Nuvalent Inc
(e)
3,208 284
Olema Pharmaceuticals Inc
(e)
956 11
Omeros Corp
(a),(e)
1,646 7
OmniAb Operations Inc
(e)
95 —
OmniAb Operations Inc
(e)
95 —
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
975 3
Ovid therapeutics Inc
(e)
4,775 5
PepGen Inc
(e)
1,274 8
Perspective Therapeutics Inc
(e)
4,048 48
Phathom Pharmaceuticals Inc
(e)
680 12
Poseida Therapeutics Inc
(e)
1,930 5
Praxis Precision Medicines Inc
(e)
1,605 112
Precigen Inc
(e)
1,350 1
Prime Medicine Inc
(a),(e)
5,597 22
ProKidney Corp
(a),(e)
7,571 12
Prothena Corp PLC
(e)
2,278 39
PTC Therapeutics Inc
(e)
5,356 214
Puma Biotechnology Inc
(e)
1,182 3
Rapport Therapeutics Inc
(a),(e)
125,792 3,086
Recursion Pharmaceuticals Inc
(a),(e)
22,015 139
Renovaro Inc
(e)
4,175 2
REVOLUTION Medicines Inc
(e)
9,215 493
Rigel Pharmaceuticals Inc
(e)
1,337 18
Rocket Pharmaceuticals Inc
(e)
6,098 102
Sana Biotechnology Inc
(e)
12,275 43
Savara Inc
(e)
8,529 31
Scholar Rock Holding Corp
(e)
5,709 162
Scilex Holding Co
(e)
1,010 1
Shattuck Labs Inc
(e)
2,925 4
Soleno Therapeutics Inc
(e)
132,871 7,316

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Solid Biosciences Inc
(a),(e)
288 $ 2
SpringWorks Therapeutics Inc
(e)
6,373 192
Stoke Therapeutics Inc
(e)
3,278 41
Summit Therapeutics Inc
(a),(e)
7,701 143
Syndax Pharmaceuticals Inc
(e)
7,624 144
Tango Therapeutics Inc
(e)
4,693 25
Tarsus Pharmaceuticals Inc
(e)
19,228 856
Taysha Gene Therapies Inc
(e)
15,678 26
Tenaya Therapeutics Inc
(e)
2,056 4
Terns Pharmaceuticals Inc
(e)
413 3
Tevogen Bio Holdings Inc
(a),(e)
1,666 4
TG Therapeutics Inc
(e)
12,884 323
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
Travere Therapeutics Inc
(e)
458,015 8,015
TScan Therapeutics Inc
(e)
2,322 11
Tyra Biosciences Inc
(e)
1,854 31
Ultragenyx Pharmaceutical Inc
(e)
185,743 9,471
Upstream Bio Inc
(e)
128,386 3,184
UroGen Pharma Ltd
(a),(e)
2,679 33
Vera Therapeutics Inc
(e)
3,594 145
Verastem Inc
(e)
3,597 14
Vericel Corp
(e)
4,482 197
Veru Inc
(e)
7,938 6
Viking Therapeutics Inc
(e)
111,155 8,063
Viridian Therapeutics Inc
(e)
222,169 4,793
WaVe Life Sciences Ltd
(a),(e)
681,257 9,340
Werewolf Therapeutics Inc
(e)
1,029 3
X4 Pharmaceuticals Inc
(e)
14,491 7
Xencor Inc
(e)
2,503 53
Xenon Pharmaceuticals Inc
(e)
86,472 3,555
XOMA Royalty Corp
(e)
462 14
Zevra Therapeutics Inc
(a),(e)
2,198 18
Zura Bio Ltd
(e)
4,124 18
$ 233,729
Building Materials - 3 .66%
American Woodmark Corp
(e)
81 7
Apogee Enterprises Inc 668 50
Armstrong World Industries Inc 77,120 10,762
Aspen Aerogels Inc
(e)
1,256 22
AZEK Co Inc/The
(e)
205,768 9,054
Boise Cascade Co 1,757 234
Gibraltar Industries Inc
(e)
1,344 91
Griffon Corp 3,491 220
JELD-WEN Holding Inc
(e)
2,735 39
Knife River Corp
(e)
5,264 512
Louisiana-Pacific Corp 68,101 6,735
LSI Industries Inc 1,913 31
Modine Manufacturing Co
(e)
173,008 20,375
Smith-Midland Corp
(a),(e)
413 14
SPX Technologies Inc
(e)
159,553 22,895
Summit Materials Inc
(e)
128,180 6,077
Tecnoglass Inc 2,089 143
UFP Industries Inc 3,166 387
$ 77,648
Chemicals - 1 .30%
Balchem Corp 2,992 501
Cabot Corp 5,021 541
Codexis Inc
(e)
1,058 3
Element Solutions Inc 367,472 9,958
Hawkins Inc 1,798 192
HB Fuller Co 148,891 10,895
Ingevity Corp
(e)
3,358 140
Innospec Inc 1,977 213
Lightwave Logic Inc
(a),(e)
11,116 35
Northern Technologies International Corp 680 9
Oil-Dri Corp of America 87 6
Orion SA 5,324 80
Quaker Chemical Corp 31,813 4,823
Sensient Technologies Corp 3,690 279
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Stepan Co 192 $ 14
$ 27,689
Coal - 0 .01%
Alpha Metallurgical Resources Inc 1,024 213
Ramaco Resources Inc - A Shares 2,467 25
Ramaco Resources Inc - B Shares 458 5
$ 243
Commercial Services - 5 .52%
Adtalem Global Education Inc
(e)
627 51
AirSculpt Technologies Inc
(a),(e)
1,075 6
Alarm.com Holdings Inc
(e)
4,464 238
Alta Equipment Group Inc 2,653 17
American Public Education Inc
(e)
179 3
AMN Healthcare Services Inc
(e)
3,496 133
Arlo Technologies Inc
(e)
284,594 2,892
Barrett Business Services Inc 2,136 77
Bright Horizons Family Solutions Inc
(e)
197,118 26,309
Brink's Co/The 4,160 428
Cadiz Inc
(a),(e)
3,910 12
Carriage Services Inc 989 37
Cass Information Systems Inc 1,043 43
CBIZ Inc
(e)
4,428 305
Cimpress PLC
(e)
1,093 75
CompoSecure Inc
(a)
2,088 32
Coursera Inc
(e)
12,793 89
CPI Card Group Inc
(e)
448 10
CRA International Inc 607 111
Custom Truck One Source Inc
(e)
3,129 13
Distribution Solutions Group Inc
(e)
838 32
DLH Holdings Corp
(e)
404 3
Driven Brands Holdings Inc
(e)
5,548 82
European Wax Center Inc
(e)
3,098 22
EVERTEC Inc 5,980 196
First Advantage Corp
(a),(e)
276,540 5,011
FiscalNote Holdings Inc
(e)
4,885 4
Flywire Corp
(e)
59,273 1,033
Franklin Covey Co
(e)
1,012 40
FTI Consulting Inc
(e)
73,630 14,363
Hackett Group Inc/The 2,089 51
Herc Holdings Inc 2,605 545
HireQuest Inc 444 6
Huron Consulting Group Inc
(e)
1,635 189
ICF International Inc 1,736 293
Insperity Inc 3,326 262
John Wiley & Sons Inc 1,723 85
Kforce Inc 1,737 100
KinderCare Learning Cos Inc
(e)
499,679 14,570
Laureate Education Inc 10,057 173
Legalzoom.com Inc
(e)
12,805 92
LiveRamp Holdings Inc
(e)
6,099 153
MarketWise Inc 915 —
Marqeta Inc
(e)
37,360 211
Mister Car Wash Inc
(e)
1,524,109 11,446
Moneylion Inc
(e)
788 34
National Research Corp 1,487 27
Payoneer Global Inc
(e)
20,017 173
Performant Financial Corp
(e)
4,790 19
Priority Technology Holdings Inc
(e)
1,681 9
PROG Holdings Inc 670 29
Progyny Inc
(e)
7,845 118
Quad/Graphics Inc 1,656 10
Remitly Global Inc
(e)
13,608 245
Rentokil Initial PLC ADR 406,466 10,304
Sezzle Inc
(a),(e)
201 43
Shift4 Payments Inc
(e)
168,716 15,259
SoundThinking Inc
(e)
770 8
Spire Global Inc
(a),(e)
2,077 21
StoneCo Ltd
(e)
13,848 154
Stride Inc
(e)
3,944 368

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Target Hospitality Corp
(e)
3,257 $ 24
Transcat Inc
(e)
830 79
TriNet Group Inc 46,764 3,970
Udemy Inc
(e)
8,872 70
Universal Technical Institute Inc
(e)
3,648 61
Upbound Group Inc 4,965 145
Verra Mobility Corp
(e)
15,423 400
Viad Corp
(e)
1,868 70
WEX Inc
(e)
33,159 5,723
ZipRecruiter Inc
(e)
6,650 62
$ 117,268
Computers - 2 .22%
ASGN Inc
(e)
939 86
Cantaloupe Inc
(e)
5,123 45
Corsair Gaming Inc
(e)
940 6
Cricut Inc 3,764 25
D-Wave Quantum Inc
(e)
4,398 5
Everspin Technologies Inc
(e)
1,404 9
ExlService Holdings Inc
(e)
14,567 607
Grid Dynamics Holdings Inc
(e)
3,977 63
Insight Enterprises Inc
(e)
2,592 453
Integral Ad Science Holding Corp
(e)
730 9
Lumentum Holdings Inc
(e)
84,344 5,387
Maximus Inc 5,650 488
Mitek Systems Inc
(e)
4,274 37
NCR Atleos Corp
(e)
310,563 8,130
NCR Voyix Corp
(e)
12,271 157
NextNav Inc
(e)
6,958 81
OneSpan Inc
(e)
3,178 53
PAR Technology Corp
(e)
3,183 188
PlayAGS Inc
(e)
3,620 42
Qualys Inc
(e)
3,438 410
Rapid7 Inc
(e)
5,735 232
Rekor Systems Inc
(e)
5,331 5
Rimini Street Inc
(e)
1,005 2
Rubrik Inc
(e)
276,877 11,424
System1 Inc
(e)
3,163 3
Tenable Holdings Inc
(e)
190,603 7,550
Varonis Systems Inc
(e)
228,221 11,496
WNS Holdings Ltd
(e)
4,167 200
$ 47,193
Consumer Products - 0 .02%
Central Garden & Pet Co
(e)
164 6
Central Garden & Pet Co - A Shares
(e)
849 25
WD-40 Co 1,269 332
$ 363
Cosmetics & Personal Care - 0 .01%
Beauty Health Co/The
(e)
6,419 10
Honest Co Inc/The
(e)
2,880 11
Interparfums Inc 1,696 205
$ 226
Distribution & Wholesale - 0 .32%
EVI Industries Inc 354 7
Global Industrial Co 1,230 33
H&E Equipment Services Inc 2,732 143
Hudson Technologies Inc
(e)
696 5
SiteOne Landscape Supply Inc
(e)
47,019 6,570
ThredUp Inc
(e)
1,185 1
VSE Corp 244 25
$ 6,784
Diversified Financial Services - 4 .02%
Artisan Partners Asset Management Inc 5,833 257
Atlanticus Holdings Corp
(e)
34 1
B Riley Financial Inc
(a)
1,656 10
Brightsphere Investment Group Inc 2,536 67
Cohen & Steers Inc 2,554 252
Columbia Financial Inc
(e)
211 4
Dave Inc
(e)
700 27
Diamond Hill Investment Group Inc 217 33
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Federal Agricultural Mortgage Corp 748 $ 137
First Western Financial Inc
(e)
198 4
FTAI Aviation Ltd 153,300 20,610
GCM Grosvenor Inc 3,345 39
Hamilton Lane Inc 3,557 639
Houlihan Lokey Inc 77,408 13,374
International Money Express Inc
(e)
2,917 51
LendingTree Inc
(e)
77,096 4,396
Moelis & Co 105,621 7,013
Mr Cooper Group Inc
(e)
2,156 191
NerdWallet Inc
(e)
3,571 52
OppFi Inc 1,610 8
Pagseguro Digital Ltd
(e)
9,161 74
Paysign Inc
(e)
2,671 10
PennyMac Financial Services Inc 1,370 137
Perella Weinberg Partners 4,865 98
Piper Sandler Cos 44,100 12,508
PJT Partners Inc 2,184 303
Regional Management Corp 131 4
StepStone Group Inc 221,050 13,292
Stifel Financial Corp 105,833 10,966
StoneX Group Inc
(e)
249 22
Upstart Holdings Inc
(e)
7,144 348
Victory Capital Holdings Inc 3,798 228
Virtus Investment Partners Inc 516 112
WisdomTree Inc 12,976 134
World Acceptance Corp
(e)
305 35
$ 85,436
Electric - 0 .01%
Ameresco Inc
(e)
961 29
Genie Energy Ltd 495 8
MGE Energy Inc 1,444 131
Otter Tail Corp 1,697 133
$ 301
Electrical Components & Equipment - 1 .32%
American Superconductor Corp
(e)
3,219 79
Belden Inc 2,013 229
ChargePoint Holdings Inc
(a),(e)
19,987 24
Energizer Holdings Inc 6,666 214
EnerSys 3,395 329
Graham Corp
(e)
958 27
Insteel Industries Inc 843 23
Littelfuse Inc 34,676 8,483
nLight Inc
(e)
347 4
Novanta Inc
(e)
69,590 11,847
Powell Industries Inc 874 223
Ultralife Corp
(e)
163 1
Universal Display Corp 35,916 6,476
$ 27,959
Electronics - 1 .38%
Advanced Energy Industries Inc 3,465 376
Allient Inc 111 2
Applied Optoelectronics Inc
(e)
145,812 2,278
Atkore Inc 3,410 292
Atmus Filtration Technologies Inc 7,755 302
Badger Meter Inc 2,730 546
CTS Corp 2,170 107
Enovix Corp
(a),(e)
14,153 128
ESCO Technologies Inc 1,181 148
Evolv Technologies Holdings Inc
(a),(e)
12,132 26
Itron Inc
(e)
3,846 430
Mesa Laboratories Inc 159 18
MicroVision Inc
(a),(e)
10,282 10
Mirion Technologies Inc
(e)
354,122 5,241
Napco Security Technologies Inc 144,235 5,550
NEXTracker Inc
(e)
9,953 396
NVE Corp 434 33
OSI Systems Inc
(e)
1,420 188
Plexus Corp
(e)
750 108

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Standard BioTools Inc
(e)
6,161 $ 12
TTM Technologies Inc
(e)
159,831 3,587
Turtle Beach Corp
(e)
939 15
Vicor Corp
(e)
1,196 55
Woodward Inc 57,277 9,399
$ 29,247
Energy - Alternate Sources - 0 .02%
Array Technologies Inc
(e)
14,192 93
ASP Isotopes Inc
(a),(e)
5,061 35
Fluence Energy Inc
(a),(e)
5,638 123
Montauk Renewables Inc
(e)
6,117 34
Plug Power Inc
(a),(e)
5,704 11
REX American Resources Corp
(e)
305 14
Shoals Technologies Group Inc
(e)
15,961 86
SolarMax Technology Inc
(e)
290 —
Verde Clean Fuels Inc
(e)
442 2
$ 398
Engineering & Construction - 2 .66%
908 Devices Inc
(a),(e)
250 1
Bowman Consulting Group Ltd
(e)
14,478 294
Centuri Holdings Inc
(a),(e)
1,358 26
Comfort Systems USA Inc 20,588 8,051
Construction Partners Inc
(e)
169,614 13,354
Dycom Industries Inc
(e)
2,639 460
Exponent Inc 4,682 442
Fluor Corp
(e)
338,953 17,720
Frontdoor Inc
(e)
7,283 362
Granite Construction Inc 3,369 283
IES Holdings Inc
(e)
770 168
Limbach Holdings Inc
(e)
943 72
MYR Group Inc
(e)
1,526 200
NV5 Global Inc
(e)
280,307 6,405
Orion Group Holdings Inc
(e)
624 4
Primoris Services Corp 97,417 6,100
Sterling Infrastructure Inc
(e)
2,799 432
TopBuild Corp
(e)
5,884 2,079
$ 56,453
Entertainment - 0 .31%
Accel Entertainment Inc
(e)
4,840 53
Atlanta Braves Holdings Inc - A shares
(a),(e)
942 40
Atlanta Braves Holdings Inc - C shares
(e)
4,638 183
Churchill Downs Inc 22,841 3,200
Cinemark Holdings Inc
(e)
8,071 240
Everi Holdings Inc
(e)
3,959 53
IMAX Corp
(e)
3,937 96
International Game Technology PLC 1,468 30
Light & Wonder Inc
(e)
19,510 1,830
Madison Square Garden Entertainment Corp
(e)
356 15
Monarch Casino & Resort Inc 1,183 93
RCI Hospitality Holdings Inc 440 19
Red Rock Resorts Inc 2,051 106
Reservoir Media Inc
(e)
178 1
Rush Street Interactive Inc
(e)
7,044 76
Six Flags Entertainment Corp 6,390 252
Super Group SGHC Ltd 13,942 57
United Parks & Resorts Inc
(e)
3,056 161
Webtoon Entertainment Inc
(a),(e)
622 6
$ 6,511
Environmental Control - 2 .44%
374Water Inc
(e)
5,300 8
Arq Inc
(e)
390 2
Casella Waste Systems Inc
(e)
124,454 12,182
CECO Environmental Corp
(e)
2,687 64
Energy Recovery Inc
(e)
5,255 94
LanzaTech Global Inc
(e)
10,378 18
Montrose Environmental Group Inc
(e)
71,064 1,874
Perma-Fix Environmental Services Inc
(a),(e)
1,356 18
PureCycle Technologies Inc
(a),(e)
2,157 28
Quest Resource Holding Corp
(e)
1,597 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Tetra Tech Inc 222,965 $ 10,898
Waste Connections Inc 150,810 26,655
$ 51,853
Food - 0 .68%
Beyond Meat Inc
(a),(e)
5,526 34
Calavo Growers Inc 264 7
Cal-Maine Foods Inc 233 21
Chefs' Warehouse Inc/The
(e)
269,295 10,751
J & J Snack Foods Corp 1,412 232
John B Sanfilippo & Son Inc 838 69
Krispy Kreme Inc 7,948 90
Lancaster Colony Corp 1,811 314
Lifeway Foods Inc
(e)
388 10
Mama's Creations Inc
(e)
3,252 24
Mission Produce Inc
(e)
528 6
Nathan's Famous Inc 238 20
Natural Grocers by Vitamin Cottage Inc 235 6
Simply Good Foods Co/The
(e)
8,418 283
Sprouts Farmers Market Inc
(e)
9,335 1,199
SunOpta Inc
(e)
8,525 56
Utz Brands Inc 76,256 1,314
WK Kellogg Co 6,085 101
$ 14,537
Forest Products & Paper - 0 .00%
Sylvamo Corp 705 60
Hand & Machine Tools - 0 .41%
Cadre Holdings Inc 2,384 83
Enerpac Tool Group Corp 5,032 222
Franklin Electric Co Inc 4,195 402
MSA Safety Inc 48,481 8,045
$ 8,752
Healthcare - Products - 6 .47%
Accuray Inc
(e)
8,893 15
Akoya Biosciences Inc
(a),(e)
2,621 7
Alphatec Holdings Inc
(e)
9,543 75
Artivion Inc
(e)
2,775 73
AtriCure Inc
(e)
353,443 11,727
Avita Medical Inc
(e)
2,376 24
Axogen Inc
(e)
3,876 54
Axonics Inc
(e)
4,728 332
BioLife Solutions Inc
(e)
2,969 69
Bio-Techne Corp 121,635 8,971
Bioventus Inc
(e)
1,261 17
Bruker Corp 195,160 11,048
CareDx Inc
(e)
1,004 22
Castle Biosciences Inc
(e)
829 29
Ceribell Inc
(e)
28,021 737
Cerus Corp
(a),(e)
16,760 26
CONMED Corp 2,839 194
CVRx Inc
(e)
40,001 525
Embecta Corp 480 7
Establishment Labs Holdings Inc
(e)
196,932 8,486
Fractyl Health Inc
(e)
1,912 5
Glaukos Corp
(e)
4,531 599
Haemonetics Corp
(e)
50,419 3,588
Inari Medical Inc
(e)
182,559 8,836
InfuSystem Holdings Inc
(e)
1,842 11
Inmode Ltd
(e)
997 17
Integer Holdings Corp
(e)
2,174 270
iRadimed Corp 765 38
iRhythm Technologies Inc
(e)
2,879 208
Lantheus Holdings Inc
(e)
6,388 702
LeMaitre Vascular Inc 1,877 166
LivaNova PLC
(e)
167,492 8,646
Masimo Corp
(e)
59,389 8,553
Merit Medical Systems Inc
(e)
74,922 7,392
MiMedx Group Inc
(e)
5,531 38
Natera Inc
(e)
62,837 7,601
NeuroPace Inc
(a),(e)
1,178 8

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Novocure Ltd
(e)
95,964 $ 1,456
OmniAb Inc
(e)
998 4
Orchestra BioMed Holdings Inc
(a),(e)
918 5
Orthofix Medical Inc
(e)
177,896 2,880
OrthoPediatrics Corp
(e)
186,757 4,955
Paragon 28 Inc
(e)
4,640 25
Patterson Cos Inc 1,436 30
PROCEPT BioRobotics Corp
(e)
144,034 12,963
Pulmonx Corp
(e)
3,791 24
Pulse Biosciences Inc
(e)
1,697 30
Quanterix Corp
(e)
551,830 7,292
Repligen Corp
(e)
61,611 8,272
RxSight Inc
(e)
3,313 168
Sanara Medtech Inc
(a),(e)
366 12
Semler Scientific Inc
(a),(e)
410 12
Sera Prognostics Inc
(e)
2,730 21
SI-BONE Inc
(e)
428,968 5,920
STAAR Surgical Co
(e)
4,580 133
Stereotaxis Inc
(e)
4,368 8
Surmodics Inc
(e)
847 32
Tandem Diabetes Care Inc
(e)
5,967 187
TransMedics Group Inc
(a),(e)
43,125 3,535
Treace Medical Concepts Inc
(e)
4,531 21
Twist Bioscience Corp
(e)
5,326 215
UFP Technologies Inc
(e)
681 182
Zynex Inc
(e)
1,413 12
$ 137,510
Healthcare - Services - 2 .69%
Accolade Inc
(e)
2,106 7
Addus HomeCare Corp
(e)
635 79
agilon health Inc
(e)
28,701 73
Ardent Health Partners Inc
(e)
678 12
Astrana Health Inc
(e)
3,982 214
Aveanna Healthcare Holdings Inc
(e)
3,559 17
BrightSpring Health Services Inc
(e)
376,261 5,632
Brookdale Senior Living Inc
(e)
15,258 96
Community Health Systems Inc
(e)
6,423 26
Concentra Group Holdings Parent Inc
(e)
1,532 31
CorVel Corp
(e)
828 247
DocGo Inc
(e)
1,837 6
Encompass Health Corp 150,781 14,997
Enhabit Inc
(e)
395 3
Ensign Group Inc/The 5,139 796
GeneDx Holdings Corp
(e)
20,759 1,696
HealthEquity Inc
(e)
207,578 17,696
Innovage Holding Corp
(e)
481 3
Joint Corp/The
(e)
1,007 11
LifeStance Health Group Inc
(e)
663,411 4,452
ModivCare Inc
(e)
542 9
Nano-X Imaging Ltd
(a),(e)
5,065 29
Oscar Health Inc
(e)
17,949 301
PACS Group Inc
(e)
3,662 156
Pennant Group Inc/The
(e)
2,655 85
Quipt Home Medical Corp
(e)
482 1
RadNet Inc
(e)
156,229 10,161
Select Medical Holdings Corp 6,825 219
Sonida Senior Living Inc
(a),(e)
163 4
Teladoc Health Inc
(e)
2,470 22
US Physical Therapy Inc 1,394 112
Viemed Healthcare Inc
(e)
3,187 27
$ 57,220
Home Builders - 0 .94%
Cavco Industries Inc
(e)
777 319
Century Communities Inc 342 30
Champion Homes Inc
(e)
119,462 10,540
Dream Finders Homes Inc
(e)
2,571 77
Forestar Group Inc
(e)
221 7
Green Brick Partners Inc
(e)
789 55
Hovnanian Enterprises Inc
(e)
30 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Installed Building Products Inc 2,228 $ 483
KB Home 868 68
Landsea Homes Corp
(e)
291 3
LCI Industries 2,296 256
LGI Homes Inc
(e)
131 13
Meritage Homes Corp 44,140 7,998
Tri Pointe Homes Inc
(e)
2,480 100
United Homes Group Inc
(e)
557 3
$ 19,957
Home Furnishings - 0 .51%
Arhaus Inc 252,605 2,142
Daktronics Inc
(e)
429 5
Lovesac Co/The
(e)
749 22
SharkNinja Inc 92,418 8,522
Sonos Inc
(e)
10,287 129
Vizio Holding Corp
(a),(e)
8,249 92
$ 10,912
Insurance - 2 .19%
American Coastal Insurance Corp
(e)
970 12
AMERISAFE Inc 780 42
Baldwin Insurance Group Inc/The
(e)
195,246 9,032
Bowhead Specialty Holdings Inc
(e)
56,916 1,657
Crawford & Co 1,230 14
F&G Annuities & Life Inc 87 3
Goosehead Insurance Inc
(e)
2,089 228
HCI Group Inc 773 88
Investors Title Co 15 3
Kingsway Financial Services Inc
(e)
1,109 10
Kinsale Capital Group Inc 1,042 446
Lemonade Inc
(a),(e)
3,919 93
Mercury General Corp 335 23
NMI Holdings Inc
(e)
581 22
Palomar Holdings Inc
(e)
109,229 9,806
RLI Corp 54,301 8,469
Roadzen Inc
(e)
527 1
Root Inc/OH
(a),(e)
822 56
Selective Insurance Group Inc 25,621 2,326
SiriusPoint Ltd
(e)
793 10
Skyward Specialty Insurance Group Inc
(e)
203,836 9,012
Stewart Information Services Corp 14,636 1,007
Tiptree Inc 502 10
Trupanion Inc
(a),(e)
3,035 166
TWFG Inc
(e)
120,765 3,918
Universal Insurance Holdings Inc 382 8
$ 46,462
Internet - 1 .79
%
1-800-Flowers.com Inc
(e)
581 5
1stdibs.com Inc
(a),(e)
758 3
AudioEye Inc
(a),(e)
578 12
Backblaze Inc
(e)
3,943 28
Bumble Inc
(e)
891 6
Cardlytics Inc
(e)
3,297 14
Cargurus Inc
(e)
8,145 253
Cogent Communications Holdings Inc 223,109 17,909
Couchbase Inc
(e)
3,588 58
Despegar.com Corp
(e)
738 11
Entravision Communications Corp 1,272 3
ePlus Inc
(e)
1,637 146
Eventbrite Inc
(e)
7,016 22
EverQuote Inc
(e)
2,301 41
Figs Inc
(e)
617 4
fuboTV Inc
(e)
1,881 3
Gambling.com Group Ltd
(e)
1,494 14
Getty Images Holdings Inc
(e)
9,321 39
Grindr Inc
(e)
2,417 32
Groupon Inc
(a),(e)
997 10
HealthStream Inc 830 24
Hims & Hers Health Inc
(e)
17,575 331
Innovid Corp
(e)
1,640 3

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
LifeMD Inc
(e)
1,899 $ 8
Liquidity Services Inc
(e)
1,961 42
LiveOne Inc
(e)
6,603 5
Magnite Inc
(e)
10,396 130
MediaAlpha Inc
(e)
2,741 47
Mondee Holdings Inc
(e)
2,913 4
Nerdy Inc
(e)
6,745 6
Open Lending Corp
(e)
9,491 53
Opendoor Technologies Inc
(e)
2,513 4
OptimizeRx Corp
(e)
1,628 9
Q2 Holdings Inc
(e)
145,389 12,308
QuinStreet Inc
(e)
4,867 102
RealReal Inc/The
(a),(e)
6,369 18
Revolve Group Inc
(e)
3,537 88
Shutterstock Inc 1,793 58
Sprinklr Inc
(e)
11,679 87
TechTarget Inc
(e)
2,370 69
Tucows Inc
(a),(e)
647 12
Upwork Inc
(e)
11,581 157
Vivid Seats Inc
(a),(e)
7,163 29
Wayfair Inc
(e)
131,370 5,627
Yelp Inc
(e)
6,078 208
$ 38,042
Investment Companies - 0 .16%
Cipher Mining Inc
(e)
11,484 56
Cleanspark Inc
(e)
21,103 224
Core Scientific Inc
(e)
13,011 173
MARA Holdings Inc
(e)
20,738 348
Riot Platforms Inc
(a),(e)
3,521 32
Terawulf Inc
(a),(e)
20,203 132
Trinity Capital Inc 179,519 2,474
$ 3,439
Iron & Steel - 0 .71%
ATI Inc
(e)
131,912 6,953
Carpenter Technology Corp 54,553 8,156
$ 15,109
Leisure Products & Services - 0 .14%
Acushnet Holdings Corp 2,665 163
Global Business Travel Group I
(e)
10,023 77
Lindblad Expeditions Holdings Inc
(e)
2,477 23
Livewire Group Inc
(e)
1,686 10
Marine Products Corp
(a)
325 3
OneSpaWorld Holdings Ltd 137,603 2,409
Peloton Interactive Inc
(e)
29,237 249
Sabre Corp
(e)
7,364 24
Xponential Fitness Inc
(e)
2,229 27
$ 2,985
Lodging - 0 .01%
Hilton Grand Vacations Inc
(e)
6,819 251
Machinery - Construction & Mining - 0 .02%
Argan Inc 1,144 151
Bloom Energy Corp
(a),(e)
16,904 162
Hyster-Yale Inc 669 42
NANO Nuclear Energy Inc
(a),(e)
126 3
NuScale Power Corp
(a),(e)
7,347 141
$ 499
Machinery - Diversified - 3 .68%
Alamo Group Inc 946 160
Albany International Corp 710 48
Applied Industrial Technologies Inc 44,250 10,248
Cactus Inc 130,175 7,718
Chart Industries Inc
(e)
59,523 7,185
CSW Industrials Inc 39,191 13,838
DXP Enterprises Inc/TX
(e)
96 5
Esab Corp 75,584 9,300
Gorman-Rupp Co/The 1,916 71
GrafTech International Ltd
(e)
22,120 38
Ichor Holdings Ltd
(e)
973 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
IDEX Corp 28,174 $ 6,047
Kadant Inc 22,053 7,345
Lindsay Corp 506 61
Mueller Water Products Inc - Class A 278,168 6,006
Taylor Devices Inc
(e)
216 10
Tennant Co 787 69
Thermon Group Holdings Inc
(e)
297 8
Watts Water Technologies Inc 2,546 485
Zurn Elkay Water Solutions Corp 260,502 9,404
$ 78,073
Media - 0 .01%
GCI Liberty Inc - Escrow
(e),(f)
157,046 —
Sinclair Inc 2,946 51
Thryv Holdings Inc
(e)
2,928 42
Townsquare Media Inc 1,213 12
Value Line Inc
(a)
60 3
$ 108
Metal Fabrication & Hardware - 0 .89%
AZZ Inc 2,256 172
Helios Technologies Inc 2,077 96
Hillman Solutions Corp
(e)
3,096 33
Janus International Group Inc
(e)
13,181 97
Mayville Engineering Co Inc
(e)
140 3
Mueller Industries Inc 9,586 786
Northwest Pipe Co
(e)
151 7
Omega Flex Inc 337 17
Standex International Corp 821 151
Valmont Industries Inc 55,540 17,311
Worthington Enterprises Inc 2,576 98
Xometry Inc
(e)
3,879 76
$ 18,847
Mining - 0 .05%
Centrus Energy Corp
(e)
926 96
Century Aluminum Co
(e)
4,884 86
Constellium SE
(e)
11,949 133
Contango ORE Inc
(a),(e)
314 7
Critical Metals Corp
(e)
673 4
Dakota Gold Corp
(e)
3,474 7
Encore Energy Corp
(a),(e)
12,138 47
Ivanhoe Electric Inc / US
(e)
7,765 79
Kaiser Aluminum Corp 1,397 104
Metals Acquisition Ltd
(e)
1,387 17
Perpetua Resources Corp
(e)
3,619 37
Piedmont Lithium Inc
(a),(e)
443 6
United States Lime & Minerals Inc 982 111
Uranium Energy Corp
(e)
36,939 274
Ur-Energy Inc
(e)
28,519 36
$ 1,044
Miscellaneous Manufacturers - 1 .91%
Byrna Technologies Inc
(e)
1,610 23
Enpro Inc 52,078 7,583
Fabrinet
(e)
87,525 21,092
Federal Signal Corp 5,571 454
Hillenbrand Inc 2,152 59
ITT Inc 77,122 10,806
John Bean Technologies Corp 207 23
Materion Corp 1,805 184
Myers Industries Inc 3,386 40
Park Aerospace Corp 692 9
Sight Sciences Inc
(e)
3,472 17
Smith & Wesson Brands Inc 343 5
Solidion Technology Inc
(a),(e)
2,466 1
Sturm Ruger & Co Inc 462 18
Trinity Industries Inc 6,952 238
$ 40,552
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 4,458 32

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings - 0 .01%
CompX International Inc 118 $ 3
HNI Corp 2,055 101
Interface Inc 485 9
Virco Mfg. Corp 94 1
$ 114
Oil & Gas - 0 .44%
Berry Corp 2,152 11
Crescent Energy Co 3,487 43
CVR Energy Inc 2,811 45
Delek US Holdings Inc 1,697 27
Diversified Energy Co PLC 336 4
Empire Petroleum Corp
(a),(e)
1,235 6
Evolution Petroleum Corp 801 4
Gulfport Energy Corp
(e)
618 86
Kosmos Energy Ltd
(e)
43,212 162
Magnolia Oil & Gas Corp 14,820 375
Nabors Industries Ltd
(e)
287 21
Noble Corp PLC 8,303 265
Northern Oil & Gas Inc 127,817 4,634
Permian Resources Corp 236,578 3,225
Prairie Operating Co
(e)
313 3
Riley Exploration Permian Inc 152 4
Sable Offshore Corp
(a),(e)
4,670 104
Seadrill Ltd
(e)
1,852 73
SM Energy Co 1,766 74
VAALCO Energy Inc 1,008 5
Valaris Ltd
(e)
3,706 187
W&T Offshore Inc 9,735 21
$ 9,379
Oil & Gas Services - 1 .63%
Archrock Inc 15,403 308
Aris Water Solutions Inc 229 4
Atlas Energy Solutions Inc 6,298 123
ChampionX Corp 516,724 14,582
Core Laboratories Inc 4,338 82
DMC Global Inc
(e)
502 5
Drilling Tools International Corp
(e)
498 2
Expro Group Holdings NV
(e)
200,481 2,556
Helix Energy Solutions Group Inc
(e)
2,559 24
Kodiak Gas Services Inc 448 14
Liberty Energy Inc 795 14
Natural Gas Services Group Inc
(e)
207 4
Oceaneering International Inc
(e)
318,829 7,779
TechnipFMC PLC 198,458 5,297
TETRA Technologies Inc
(e)
11,662 39
Tidewater Inc
(e)
64,426 3,870
$ 34,703
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 13,433 50
Karat Packaging Inc 683 18
Pactiv Evergreen Inc 436 5
$ 73
Pharmaceuticals - 3 .83%
AdaptHealth Corp
(e)
4,093 42
Akebia Therapeutics Inc
(e)
2,612 4
Alector Inc
(e)
7,479 37
Alkermes PLC
(e)
15,195 390
Amneal Pharmaceuticals Inc
(e)
12,421 105
Amphastar Pharmaceuticals Inc
(e)
3,544 179
Anika Therapeutics Inc
(e)
226 4
Aquestive Therapeutics Inc
(a),(e)
1,744 10
Arvinas Inc
(e)
5,957 157
Ascendis Pharma A/S ADR
(e)
67,577 8,299
Avadel Pharmaceuticals PLC
(e)
8,573 133
BellRing Brands Inc
(e)
156,310 10,290
Biote Corp
(e)
2,072 11
Catalyst Pharmaceuticals Inc
(e)
10,315 225
Coherus Biosciences Inc
(e)
3,882 3
Collegium Pharmaceutical Inc
(e)
214,770 7,332
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Corbus Pharmaceuticals Holdings Inc
(e)
592 $ 9
Corcept Therapeutics Inc
(e)
7,501 367
CorMedix Inc
(e)
4,693 47
Enliven Therapeutics Inc
(e)
3,075 86
Fennec Pharmaceuticals Inc
(e)
566 2
Foghorn Therapeutics Inc
(e)
1,417 11
Fulcrum Therapeutics Inc
(e)
2,625 8
Galectin Therapeutics Inc
(a),(e)
1,000 2
Gyre Therapeutics Inc
(e)
106 1
Harmony Biosciences Holdings Inc
(e)
2,790 90
Harrow Inc
(e)
2,813 127
Herbalife Ltd
(e)
6,181 47
Heron Therapeutics Inc
(e)
1,492 3
Ironwood Pharmaceuticals Inc
(e)
145,131 574
KalVista Pharmaceuticals Inc
(e)
200,212 2,056
Kura Oncology Inc
(e)
6,722 112
Longboard Pharmaceuticals Inc
(e)
155,652 9,296
Madrigal Pharmaceuticals Inc
(e)
9,052 2,347
MannKind Corp
(e)
18,981 134
MediWound Ltd
(a),(e)
723 13
Merus NV
(e)
70,597 3,525
Mirum Pharmaceuticals Inc
(e)
3,616 139
Nature's Sunshine Products Inc
(e)
217 3
Neurocrine Biosciences Inc
(e)
104,218 12,534
Neurogene Inc
(e)
543 24
Ocugen Inc
(a),(e)
25,238 23
Ocular Therapeutix Inc
(e)
14,461 152
Option Care Health Inc
(e)
7,419 171
ORIC Pharmaceuticals Inc
(e)
1,300 12
Outlook Therapeutics Inc
(a),(e)
645 4
Owens & Minor Inc
(e)
990 13
Pacira BioSciences Inc
(e)
310 5
Phibro Animal Health Corp 425 10
Protagonist Therapeutics Inc
(e)
5,410 248
Regulus Therapeutics Inc
(e)
2,158 3
Revance Therapeutics Inc
(e)
9,670 57
Rhythm Pharmaceuticals Inc
(e)
5,066 242
scPharmaceuticals Inc
(e)
2,634 11
SIGA Technologies Inc 3,369 24
Skye Bioscience Inc
(e)
348 2
Spyre Therapeutics Inc
(e)
94,274 3,067
Supernus Pharmaceuticals Inc
(e)
312 11
Telomir Pharmaceuticals Inc
(e)
366 1
Trevi Therapeutics Inc
(e)
3,341 10
Vaxcyte Inc
(e)
172,380 18,333
Verrica Pharmaceuticals Inc
(a),(e)
2,559 4
Xeris Biopharma Holdings Inc
(e)
13,025 42
Y-mAbs Therapeutics Inc
(e)
3,391 49
$ 81,272
Pipelines - 0 .00%
Kinetik Holdings Inc 366 18
NextDecade Corp
(e)
10,732 62
$ 80
Private Equity - 0 .00%
P10 Inc 3,297 37
Patria Investments Ltd 5,092 59
$ 96
Real Estate - 0 .04%
Compass Inc
(e)
35,054 223
eXp World Holdings Inc
(a)
7,522 100
Maui Land & Pineapple Co Inc
(e)
611 13
McGrath RentCorp 2,269 258
Offerpad Solutions Inc
(e)
269 1
Real Brokerage Inc/The
(e)
8,835 48
Redfin Corp
(e)
10,909 113
Sky Harbour Group Corp
(e)
1,049 12
St Joe Co/The 3,325 172
$ 940

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .70%
AG Mortgage Investment Trust Inc 382 $ 3
Alexander's Inc 199 45
Angel Oak Mortgage REIT Inc 350 3
Apartment Investment and Management Co
(e)
6,330 54
Armada Hoffler Properties Inc 471 5
CareTrust REIT Inc 1,068 35
CBL & Associates Properties Inc 1,420 38
Clipper Realty Inc 941 6
Community Healthcare Trust Inc 171 3
EastGroup Properties Inc 48,617 8,327
Gladstone Commercial Corp 526 8
KKR Real Estate Finance Trust Inc 1,556 18
NETSTREIT Corp 1,436 22
Outfront Media Inc 5,367 95
Phillips Edison & Co Inc 1,645 62
Postal Realty Trust Inc 753 11
Ryman Hospitality Properties Inc 31,729 3,397
Saul Centers Inc 843 33
Strawberry Fields REIT Inc 473 6
Tanger Inc 3,858 128
Terreno Realty Corp 41,366 2,480
UMH Properties Inc 955 18
Universal Health Realty Income Trust 958 38
$ 14,835
Retail - 5 .01%
Abercrombie & Fitch Co
(e)
4,657 614
Academy Sports & Outdoors Inc 1,679 85
American Eagle Outfitters Inc 13,364 262
Arko Corp 749 5
Beacon Roofing Supply Inc
(e)
5,504 507
BJ's Restaurants Inc
(e)
127,746 4,738
Blink Charging Co
(a),(e)
3,496 7
Bloomin' Brands Inc 3,861 64
Boot Barn Holdings Inc
(e)
82,180 10,235
Brinker International Inc
(e)
3,684 378
Buckle Inc/The 2,840 121
Build-A-Bear Workshop Inc 1,160 44
Caleres Inc 995 30
Camping World Holdings Inc 3,909 78
Casey's General Stores Inc 41,629 16,403
Cheesecake Factory Inc/The 4,461 206
Cracker Barrel Old Country Store Inc 490 23
Dave & Buster's Entertainment Inc
(e)
2,970 110
Denny's Corp
(e)
3,583 23
Dine Brands Global Inc 189 6
Dutch Bros Inc
(e)
235,430 7,797
EVgo Inc
(e)
1,165 9
First Watch Restaurant Group Inc
(e)
147,214 2,502
FirstCash Holdings Inc 3,565 369
Freshpet Inc
(e)
184,025 24,391
Genesco Inc
(e)
241 6
GMS Inc
(e)
3,335 300
GrowGeneration Corp
(e)
565 1
J Jill Inc 401 10
Jack in the Box Inc
(a)
44,577 2,195
Kura Sushi USA Inc
(a),(e)
546 55
Leslie's Inc
(e)
10,123 27
National Vision Holdings Inc
(e)
175,693 1,827
Ollie's Bargain Outlet Holdings Inc
(e)
144,626 13,281
ONE Group Hospitality Inc/The
(e)
1,798 6
Papa John's International Inc 2,213 116
Patrick Industries Inc 1,999 252
Portillo's Inc
(e)
243,384 3,147
Potbelly Corp
(e)
2,715 20
PriceSmart Inc 1,467 122
Qurate Retail Inc
(e)
319 1
Savers Value Village Inc
(e)
2,314 24
Shake Shack Inc
(e)
3,521 428
Sonic Automotive Inc 395 22
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Sweetgreen Inc
(e)
9,161 $ 331
Texas Roadhouse Inc 45,539 8,703
Tile Shop Holdings Inc
(e)
985 7
Urban Outfitters Inc
(e)
1,639 59
Victoria's Secret & Co
(e)
1,670 51
Warby Parker Inc
(e)
8,095 137
Wingstop Inc 21,814 6,276
$ 106,411
Savings & Loans - 0 .39%
Axos Financial Inc
(e)
122,183 8,275
Greene County Bancorp Inc 699 19
$ 8,294
Semiconductors - 4 .85%
ACM Research Inc
(e)
3,222 61
Aehr Test Systems
(a),(e)
2,537 36
Ambarella Inc
(e)
1,834 103
Arteris Inc
(e)
2,729 19
Axcelis Technologies Inc
(e)
3,015 257
CEVA Inc
(e)
1,813 42
Diodes Inc
(e)
476 28
Entegris Inc 99,800 10,450
FormFactor Inc
(e)
165,186 6,274
GCT Semiconductor Holding Inc
(e)
1,022 2
Impinj Inc
(e)
89,958 17,091
Kulicke & Soffa Industries Inc 102,716 4,608
Lattice Semiconductor Corp
(e)
62,784 3,181
MACOM Technology Solutions Holdings Inc
(e)
132,351 14,876
MaxLinear Inc
(e)
6,926 90
Navitas Semiconductor Corp
(a),(e)
1,490 4
Onto Innovation Inc
(e)
38,959 7,727
Ouster Inc
(a),(e)
690 5
Photronics Inc
(e)
1,920 44
Power Integrations Inc 111,331 6,727
QuickLogic Corp
(a),(e)
1,190 9
Rambus Inc
(e)
135,775 6,493
Semtech Corp
(e)
281,907 12,457
Silicon Laboratories Inc
(e)
2,977 309
SiTime Corp
(e)
55,716 9,416
SkyWater Technology Inc
(a),(e)
251,229 2,464
Synaptics Inc
(e)
292 20
Ultra Clean Holdings Inc
(e)
4,088 137
Veeco Instruments Inc
(e)
4,340 125
$ 103,055
Software - 11 .41%
8x8 Inc
(e)
11,861 26
ACI Worldwide Inc
(e)
9,773 481
ACV Auctions Inc
(e)
641,748 11,096
Adeia Inc 8,528 106
Agilysys Inc
(e)
57,072 5,710
Airship AI Holdings Inc
(e)
416 1
Alignment Healthcare Inc
(e)
9,297 115
Alkami Technology Inc
(e)
116,692 4,273
Altair Engineering Inc
(e)
142,504 14,819
Amplitude Inc
(e)
7,092 64
Appian Corp
(e)
3,715 133
Asana Inc
(e)
7,492 89
AvePoint Inc
(e)
11,788 143
AvidXchange Holdings Inc
(e)
16,185 133
Bandwidth Inc
(e)
2,016 39
BigBear.ai Holdings Inc
(e)
7,053 11
BigCommerce Holdings Inc
(e)
6,535 34
Blackbaud Inc
(e)
3,809 288
BlackLine Inc
(e)
72,092 3,992
Blend Labs Inc
(e)
21,488 78
Box Inc
(e)
13,059 415
Braze Inc
(e)
212,156 6,674
C3.ai Inc
(a),(e)
7,799 192
CCC Intelligent Solutions Holdings Inc
(e)
1,580,967 16,458
Clear Secure Inc 235,620 8,666

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Clearwater Analytics Holdings Inc
(e)
623,266 $ 16,273
Climb Global Solutions Inc 380 39
CommVault Systems Inc
(e)
19,388 3,028
CS Disco Inc
(e)
1,691 10
CSG Systems International Inc 2,722 127
Daily Journal Corp
(e)
92 45
Digimarc Corp
(e)
1,299 40
DigitalOcean Holdings Inc
(e)
6,076 240
Domo Inc
(e)
3,343 27
Donnelley Financial Solutions Inc
(e)
1,532 89
Duolingo Inc
(e)
35,460 10,389
Dynatrace Inc
(e)
330,401 17,776
eGain Corp
(e)
1,797 9
Enfusion Inc
(e)
4,475 40
Envestnet Inc
(e)
138,121 8,671
EverCommerce Inc
(e)
1,543 16
Evolent Health Inc
(e)
10,650 249
Fastly Inc
(e)
9,527 69
Freshworks Inc
(e)
19,140 224
GigaCloud Technology Inc
(a),(e)
2,150 49
Golden Matrix Group Inc
(e)
1,869 5
Guidewire Software Inc
(e)
44,501 8,289
Health Catalyst Inc
(e)
477 4
I3 Verticals Inc
(e)
184 4
Ibotta Inc
(a),(e)
10,302 755
iLearningEngines Holdings Inc
(a),(e)
2,378 4
Innodata Inc
(e)
2,454 49
Inspired Entertainment Inc
(e)
2,170 21
Instructure Holdings Inc
(e)
1,137 27
Intapp Inc
(e)
240,640 12,073
IonQ Inc
(a),(e)
18,464 278
Jamf Holding Corp
(e)
7,550 126
Kaltura Inc
(e)
8,924 11
Klaviyo Inc
(e)
276,080 10,499
Life360 Inc
(e)
51,154 2,193
Matterport Inc
(e)
24,364 111
Meridianlink Inc
(e)
1,586 35
Monday.com Ltd
(e)
35,910 10,553
N-able Inc/US
(e)
6,619 81
Olo Inc
(e)
5,036 25
Onestream Inc
(e)
162,572 4,799
PagerDuty Inc
(e)
8,483 153
PDF Solutions Inc
(e)
245,950 6,965
Phreesia Inc
(e)
651,305 11,912
Porch Group Inc
(e)
7,698 17
Privia Health Group Inc
(e)
9,486 174
Progress Software Corp 3,946 253
PROS Holdings Inc
(e)
306,975 6,078
PubMatic Inc
(e)
3,861 57
Red Violet Inc
(e)
1,040 31
ReposiTrak Inc
(a)
1,165 22
Sapiens International Corp NV 2,831 104
Schrodinger Inc/United States
(e)
5,147 91
SEMrush Holdings Inc
(e)
3,340 44
Silvaco Group Inc
(e)
455 3
Simulations Plus Inc 1,445 39
SoundHound AI Inc
(a),(e)
27,001 136
Sprout Social Inc
(e)
44,962 1,191
SPS Commerce Inc
(e)
73,957 12,203
Take-Two Interactive Software Inc
(e)
64,588 10,445
Talkspace Inc
(e)
11,404 36
Tempus AI Inc
(a),(e)
85,820 3,829
Vertex Inc
(e)
5,022 208
Viant Technology Inc
(e)
1,542 18
Waystar Holding Corp
(e)
2,583 74
Weave Communications Inc
(e)
3,611 51
WM Technology Inc
(e)
6,852 5
Workiva Inc
(e)
76,939 6,136
Yext Inc
(e)
9,728 70
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Zeta Global Holdings Corp
(e)
16,571 $ 459
Zuora Inc
(e)
12,862 127
$ 242,319
Telecommunications - 1 .80%
A10 Networks Inc 6,566 96
Anterix Inc
(e)
881 29
Applied Digital Corp
(a),(e)
7,500 51
Calix Inc
(e)
4,007 142
Credo Technology Group Holding Ltd
(e)
371,542 14,007
DigitalBridge Group Inc 677,919 10,636
Extreme Networks Inc
(e)
6,236 93
Globalstar Inc
(e)
56,640 60
Gogo Inc
(e)
2,729 18
Harmonic Inc
(e)
10,266 114
IDT Corp - Class B 1,053 49
Infinera Corp
(a),(e)
965,522 6,489
InterDigital Inc 42,426 6,382
Ooma Inc
(e)
275 3
Preformed Line Products Co 22 3
$ 38,172
Transportation - 1 .12%
ArcBest Corp 70,031 7,296
Costamare Inc 256 3
Covenant Logistics Group Inc 114 6
CryoPort Inc
(e)
3,318 22
Dorian LPG Ltd 1,668 48
FLEX LNG Ltd 1,668 41
Heartland Express Inc 1,885 20
Himalaya Shipping Ltd
(e)
2,757 18
Kirby Corp
(e)
79,980 9,179
Marten Transport Ltd 1,212 19
PAM Transportation Services Inc
(e)
98 2
Proficient Auto Logistics Inc
(e)
150,434 1,232
RXO Inc
(e)
203,727 5,743
SFL Corp Ltd 2,486 26
Universal Logistics Holdings Inc 208 9
Werner Enterprises Inc 741 27
World Kinect Corp 521 14
$ 23,705
Water - 0 .01%
American States Water Co 1,948 161
California Water Service Group 1,428 74
Consolidated Water Co Ltd 314 8
Global Water Resources Inc 1,070 13
Middlesex Water Co 202 12
York Water Co/The 150 5
$ 273
TOTAL COMMON STOCKS $ 2,066,567
Total Investments $ 2,169,865
Other Assets and Liabilities -  (2.13)% (45,313)
TOTAL NET ASSETS - 100.00% $ 2,124,552
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $37,661 or 1.77% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39,551 or
1.86% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 76,745 $ 1,608,359 $ 1,602,287 $ 82,817
$ 76,745 $ 1,608,359 $ 1,602,287 $ 82,817
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 3,213 $ — $ — $ —
$ 3,213 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2024 Long 39 $ 4,307 $ (95)
Total $ (95)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .20 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .14%
iShares Core S&P Small-Cap ETF 14,744 $ 1,680
Money Market Funds - 2 .06%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2,912,125 2,912
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
22,194,066 22,194
$ 25,106
TOTAL INVESTMENT COMPANIES $ 26,786
COMMON STOCKS - 98 .04 % Shares Held Value (000's)
Aerospace & Defense - 1 .38%
AAR Corp
(d)
31,679 $ 1,859
AeroVironment Inc
(d)
25,204 5,418
Barnes Group Inc 41,103 1,922
Mercury Systems Inc
(d)
45,427 1,469
Moog Inc 25,878 4,881
National Presto Industries Inc 4,600 331
Triumph Group Inc
(d)
69,566 963
$ 16,843
Agriculture - 0 .28%
Andersons Inc/The 28,904 1,312
Fresh Del Monte Produce Inc 30,188 970
Universal Corp/VA 22,215 1,131
$ 3,413
Airlines - 0 .96%
Alaska Air Group Inc
(d)
113,496 5,438
Allegiant Travel Co 13,050 848
JetBlue Airways Corp
(d)
268,337 1,529
SkyWest Inc
(d)
36,080 3,435
Sun Country Airlines Holdings Inc
(d)
35,155 494
$ 11,744
Apparel - 1 .42%
Hanesbrands Inc
(d)
316,384 2,199
Kontoor Brands Inc 45,086 3,861
Oxford Industries Inc 13,258 963
Steven Madden Ltd 65,326 2,937
VF Corp 297,601 6,163
Wolverine World Wide Inc 71,980 1,108
$ 17,231
Automobile Manufacturers - 0 .06%
Wabash National Corp 39,583 690
Automobile Parts & Equipment - 0 .97%
Adient PLC
(d)
78,437 1,532
American Axle & Manufacturing Holdings Inc
(d)
105,779 598
Dana Inc 116,079 890
Dorman Products Inc
(d)
24,480 2,792
Fox Factory Holding Corp
(d)
37,499 1,350
Gentherm Inc
(d)
28,189 1,183
Phinia Inc 39,295 1,830
Standard Motor Products Inc 18,555 597
Titan International Inc
(d)
44,142 284
XPEL Inc
(d)
20,389 786
$ 11,842
Banks - 8 .30%
Ameris Bancorp 58,189 3,607
Atlantic Union Bankshares Corp 80,771 3,053
BancFirst Corp 17,824 1,938
Bancorp Inc/The
(d)
44,045 2,214
Bank of Hawaii Corp 35,743 2,582
BankUnited Inc 67,251 2,377
Banner Corp 30,999 1,985
Cathay General Bancorp 64,926 2,985
Central Pacific Financial Corp 24,348 656
City Holding Co 13,227 1,542
Comerica Inc 119,353 7,604
Community Financial System Inc 47,271 2,890
Customers Bancorp Inc
(d)
26,520 1,223
CVB Financial Corp 118,123 2,295
Dime Community Bancshares Inc 31,698 953
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Eagle Bancorp Inc 27,149 $ 712
FB Financial Corp 31,472 1,548
First BanCorp/Puerto Rico 146,490 2,824
First Bancorp/Southern Pines NC 37,136 1,549
First Commonwealth Financial Corp 91,803 1,509
First Financial Bancorp 85,898 2,197
First Hawaiian Inc 115,049 2,846
Fulton Financial Corp 163,647 2,964
Hanmi Financial Corp 27,055 619
Heritage Financial Corp/WA 31,034 713
Hilltop Holdings Inc 41,488 1,271
Hope Bancorp Inc 108,614 1,346
Independent Bank Corp 38,218 2,404
Independent Bank Group Inc 32,436 1,893
Lakeland Financial Corp 22,946 1,493
National Bank Holdings Corp 34,112 1,534
NBT Bancorp Inc 42,437 1,888
OFG Bancorp 41,888 1,687
Park National Corp 13,078 2,260
Pathward Financial Inc 22,470 1,590
Preferred Bank/Los Angeles CA 11,157 941
Renasant Corp 57,177 1,950
S&T Bancorp Inc 34,416 1,307
Seacoast Banking Corp of Florida 76,051 2,031
ServisFirst Bancshares Inc 45,132 3,752
Simmons First National Corp 112,950 2,620
Southside Bancshares Inc 25,594 829
Stellar Bancorp Inc 42,897 1,168
Tompkins Financial Corp 11,268 727
Triumph Financial Inc
(d)
19,717 1,742
TrustCo Bank Corp NY 17,102 564
Trustmark Corp 55,063 1,912
United Community Banks Inc/GA 107,238 3,052
Veritex Holdings Inc 48,927 1,321
Walker & Dunlop Inc 28,845 3,155
Westamerica BanCorp 24,008 1,237
$ 101,059
Beverages - 0 .13%
MGP Ingredients Inc 12,662 608
National Beverage Corp 21,047 951
$ 1,559
Biotechnology - 2 .04%
ADMA Biologics Inc
(d)
209,686 3,420
ANI Pharmaceuticals Inc
(d)
14,924 854
Arcus Biosciences Inc
(d)
48,529 742
Certara Inc
(d)
98,418 1,004
Cytek Biosciences Inc
(d)
95,825 474
Dynavax Technologies Corp
(d)
109,639 1,299
Innoviva Inc
(d)
49,529 969
Krystal Biotech Inc
(d)
22,745 3,924
Ligand Pharmaceuticals Inc
(d)
16,435 1,737
Myriad Genetics Inc
(d)
81,705 1,794
NeoGenomics Inc
(d)
115,294 1,567
OmniAb Operations Inc
(d)
7,689 —
OmniAb Operations Inc
(d)
7,689 —
REGENXBIO Inc
(d)
40,905 351
TG Therapeutics Inc
(d)
120,016 3,008
Vericel Corp
(d)
44,109 1,943
Vir Biotechnology Inc
(d)
82,358 617
Xencor Inc
(d)
55,628 1,169
$ 24,872
Building Materials - 2 .66%
American Woodmark Corp
(d)
14,023 1,272
Apogee Enterprises Inc 19,732 1,477
Armstrong World Industries Inc 39,315 5,486
Boise Cascade Co 35,013 4,658
Gibraltar Industries Inc
(d)
27,420 1,850
Griffon Corp 36,782 2,313
Hayward Holdings Inc
(d)
127,732 2,077

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Masterbrand Inc
(d)
114,314 $ 2,053
MDU Resources Group Inc 182,730 5,272
SPX Technologies Inc
(d)
41,591 5,968
$ 32,426
Chemicals - 2 .14%
AdvanSix Inc 24,033 682
Balchem Corp 29,188 4,884
Hawkins Inc 17,114 1,830
HB Fuller Co 49,050 3,590
Ingevity Corp
(d)
32,695 1,366
Innospec Inc 22,439 2,418
Koppers Holdings Inc 18,460 628
Mativ Holdings Inc 48,874 755
Minerals Technologies Inc 28,941 2,179
Quaker Chemical Corp 12,409 1,881
Rogers Corp
(d)
15,227 1,527
Sensient Technologies Corp 38,121 2,877
Stepan Co 19,022 1,376
$ 25,993
Coal - 1 .14%
Alpha Metallurgical Resources Inc 9,837 2,049
Arch Resources Inc 16,270 2,388
CONSOL Energy Inc 24,064 2,669
Peabody Energy Corp 113,261 2,975
SunCoke Energy Inc 75,652 780
Warrior Met Coal Inc 47,061 2,971
$ 13,832
Commercial Services - 4 .33%
ABM Industries Inc 56,464 2,996
Adtalem Global Education Inc
(d)
33,907 2,744
Alarm.com Holdings Inc
(d)
44,306 2,363
AMN Healthcare Services Inc
(d)
34,187 1,297
Arlo Technologies Inc
(d)
89,906 913
CoreCivic Inc
(d)
99,203 1,370
Deluxe Corp 39,774 746
EVERTEC Inc 57,558 1,886
GEO Group Inc/The
(d)
122,367 1,858
Green Dot Corp
(d)
48,319 549
Healthcare Services Group Inc
(d)
66,018 724
Heidrick & Struggles International Inc 18,278 714
Hertz Global Holdings Inc
(d),(e)
110,271 307
John Wiley & Sons Inc 37,087 1,828
Kelly Services Inc 29,030 580
Korn Ferry 47,458 3,353
LiveRamp Holdings Inc
(d)
59,926 1,500
Matthews International Corp 27,527 641
Mister Car Wash Inc
(d)
83,962 631
Monro Inc 26,918 738
Payoneer Global Inc
(d)
227,682 1,963
Perdoceo Education Corp 55,537 1,241
PROG Holdings Inc 38,074 1,663
Progyny Inc
(d)
70,656 1,063
Robert Half Inc 92,030 6,268
Strategic Education Inc 21,931 1,907
Stride Inc
(d)
38,275 3,570
Upbound Group Inc 43,783 1,280
Verra Mobility Corp
(d)
148,132 3,847
Vestis Corp 102,908 1,391
Viad Corp
(d)
19,040 713
$ 52,644
Computers - 1 .04%
Corsair Gaming Inc
(d)
40,288 259
DXC Technology Co
(d)
162,664 3,231
Insight Enterprises Inc
(d)
25,211 4,410
NCR Atleos Corp
(d)
65,061 1,703
NCR Voyix Corp
(d)
130,778 1,675
NetScout Systems Inc
(d)
64,160 1,349
$ 12,627
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .61%
Central Garden & Pet Co
(d)
8,572 $ 294
Central Garden & Pet Co - A Shares
(d)
46,788 1,364
Helen of Troy Ltd
(d)
20,522 1,306
Quanex Building Products Corp 42,507 1,235
WD-40 Co 12,189 3,194
$ 7,393
Cosmetics & Personal Care - 0 .56%
Edgewell Personal Care Co 44,360 1,551
Interparfums Inc 16,134 1,953
Prestige Consumer Healthcare Inc
(d)
44,583 3,288
$ 6,792
Distribution & Wholesale - 0 .76%
G-III Apparel Group Ltd
(d)
35,617 1,079
OPENLANE Inc
(d)
97,717 1,544
Resideo Technologies Inc
(d)
131,717 2,591
Rush Enterprises Inc - Class A 55,659 3,149
ScanSource Inc
(d)
20,451 867
$ 9,230
Diversified Financial Services - 4 .31%
Air Lease Corp 93,184 4,133
Artisan Partners Asset Management Inc 62,885 2,773
BGC Group Inc 340,428 3,190
Bread Financial Holdings Inc 44,691 2,228
Brightsphere Investment Group Inc 25,011 660
Cohen & Steers Inc 24,104 2,381
Encore Capital Group Inc
(d)
21,314 974
Enova International Inc
(d)
23,747 2,064
EZCORP Inc
(d)
46,574 535
Moelis & Co 63,301 4,203
Mr Cooper Group Inc
(d)
58,013 5,137
Navient Corp 70,868 1,008
Piper Sandler Cos 14,244 4,040
PJT Partners Inc 21,405 2,974
PRA Group Inc
(d)
35,461 715
Radian Group Inc 135,322 4,724
StepStone Group Inc 56,371 3,390
StoneX Group Inc
(d)
25,452 2,292
Virtu Financial Inc 73,737 2,283
Virtus Investment Partners Inc 5,990 1,296
WisdomTree Inc 107,080 1,108
World Acceptance Corp
(d)
2,962 338
$ 52,446
Electric - 1 .01%
Avista Corp 70,805 2,654
Clearway Energy Inc - Class A 31,141 829
Clearway Energy Inc - Class C 74,515 2,115
MGE Energy Inc 32,547 2,945
Otter Tail Corp 37,630 2,955
Unitil Corp 14,550 842
$ 12,340
Electrical Components & Equipment - 0 .37%
Energizer Holdings Inc 58,777 1,885
Insteel Industries Inc 17,494 472
Powell Industries Inc 8,413 2,145
$ 4,502
Electronics - 2 .94%
Advanced Energy Industries Inc 33,893 3,678
Badger Meter Inc 26,460 5,293
Benchmark Electronics Inc 32,483 1,406
Brady Corp 39,532 2,812
CTS Corp 27,318 1,352
ESCO Technologies Inc 23,169 2,909
Itron Inc
(d)
40,451 4,521
Knowles Corp
(d)
79,551 1,378
Mesa Laboratories Inc 4,866 555
OSI Systems Inc
(d)
14,264 1,886
Plexus Corp
(d)
24,494 3,530
Sanmina Corp
(d)
49,162 3,446

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
TTM Technologies Inc
(d)
91,718 $ 2,058
Vicor Corp
(d)
20,691 946
$ 35,770
Energy - Alternate Sources - 0 .42%
Green Plains Inc
(d)
58,166 711
REX American Resources Corp
(d)
13,858 620
SolarEdge Technologies Inc
(d)
51,548 880
Sunrun Inc
(d)
201,102 2,906
$ 5,117
Engineering & Construction - 1 .51%
Arcosa Inc 43,889 4,110
Dycom Industries Inc
(d)
26,173 4,563
Frontdoor Inc
(d)
68,843 3,421
Granite Construction Inc 39,303 3,303
MYR Group Inc
(d)
14,852 1,945
NV5 Global Inc
(d)
46,876 1,071
$ 18,413
Entertainment - 1 .12%
Cinemark Holdings Inc
(d)
96,067 2,858
Golden Entertainment Inc 19,105 561
Madison Square Garden Sports Corp
(d)
15,027 3,347
Monarch Casino & Resort Inc 11,454 899
Penn Entertainment Inc
(d)
134,575 2,658
Six Flags Entertainment Corp 83,773 3,301
$ 13,624
Environmental Control - 0 .05%
Enviri Corp
(d)
72,071 552
Food - 1 .43%
B&G Foods Inc 71,218 607
Cal-Maine Foods Inc 36,615 3,214
Chefs' Warehouse Inc/The
(d)
31,171 1,244
Grocery Outlet Holding Corp
(d)
88,154 1,261
Hain Celestial Group Inc/The
(d)
80,826 706
J & J Snack Foods Corp 13,980 2,294
John B Sanfilippo & Son Inc 8,104 669
Simply Good Foods Co/The
(d)
81,978 2,759
SpartanNash Co 30,358 639
Tootsie Roll Industries Inc 14,831 433
TreeHouse Foods Inc
(d)
42,021 1,529
United Natural Foods Inc
(d)
53,501 1,088
WK Kellogg Co 59,505 989
$ 17,432
Forest Products & Paper - 0 .22%
Sylvamo Corp 30,985 2,634
Gas - 0 .31%
Chesapeake Utilities Corp 20,198 2,420
Northwest Natural Holding Co 34,789 1,353
$ 3,773
Hand & Machine Tools - 0 .60%
Enerpac Tool Group Corp 48,850 2,155
Franklin Electric Co Inc 35,337 3,382
Kennametal Inc 70,083 1,775
$ 7,312
Healthcare - Products - 3 .88%
Artivion Inc
(d)
33,919 893
Avanos Medical Inc
(d)
41,337 772
BioLife Solutions Inc
(d)
32,376 758
CONMED Corp 27,710 1,891
Embecta Corp 51,888 731
Glaukos Corp
(d)
49,434 6,538
ICU Medical Inc
(d)
21,972 3,751
Inari Medical Inc
(d)
45,080 2,182
Inspire Medical Systems Inc
(d)
26,827 5,232
Integer Holdings Corp
(d)
30,166 3,748
Integra LifeSciences Holdings Corp
(d)
60,024 1,126
LeMaitre Vascular Inc 18,395 1,626
Merit Medical Systems Inc
(d)
52,368 5,167
Omnicell Inc
(d)
41,378 2,013
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Patterson Cos Inc 70,574 $ 1,483
QuidelOrtho Corp
(d)
52,017 1,979
STAAR Surgical Co
(d)
44,237 1,282
Tandem Diabetes Care Inc
(d)
58,895 1,847
TransMedics Group Inc
(d)
30,010 2,460
UFP Technologies Inc
(d)
6,559 1,751
$ 47,230
Healthcare - Services - 1 .51%
Addus HomeCare Corp
(d)
16,103 2,003
Astrana Health Inc
(d)
37,365 2,009
CorVel Corp
(d)
8,169 2,433
Fortrea Holdings Inc
(d)
80,606 1,356
Fulgent Genetics Inc
(d)
17,989 386
National HealthCare Corp 11,101 1,288
Pediatrix Medical Group Inc
(d)
76,027 937
RadNet Inc
(d)
58,550 3,808
Select Medical Holdings Corp 94,746 3,039
US Physical Therapy Inc 13,565 1,088
$ 18,347
Home Builders - 2 .52%
Cavco Industries Inc
(d)
7,423 3,042
Century Communities Inc 24,810 2,200
Green Brick Partners Inc
(d)
27,620 1,906
Installed Building Products Inc 20,961 4,546
LCI Industries 22,907 2,549
LGI Homes Inc
(d)
18,605 1,890
M/I Homes Inc
(d)
24,661 3,738
Meritage Homes Corp 32,681 5,922
Tri Pointe Homes Inc
(d)
84,195 3,404
Winnebago Industries Inc 26,049 1,460
$ 30,657
Home Furnishings - 0 .39%
Ethan Allen Interiors Inc 20,348 563
Leggett & Platt Inc
120,699
1,448
MillerKnoll Inc 62,822 1,405
Sonos Inc
(d)
108,864 1,364
$ 4,780
Housewares - 0 .27%
Newell Brands Inc 374,242 3,293
Insurance - 3 .17%
Ambac Financial Group Inc
(d)
42,678 483
AMERISAFE Inc 17,145 927
Assured Guaranty Ltd 44,494 3,713
Employers Holdings Inc 22,344 1,089
Genworth Financial Inc
(d)
388,664 2,620
Goosehead Insurance Inc
(d)
21,780 2,372
HCI Group Inc 7,593 860
Horace Mann Educators Corp 36,677 1,366
Jackson Financial Inc 67,689 6,765
Lincoln National Corp 153,113 5,321
Mercury General Corp 23,911 1,617
NMI Holdings Inc
(d)
71,676 2,772
Palomar Holdings Inc
(d)
23,557 2,115
ProAssurance Corp
(d)
46,021 685
Safety Insurance Group Inc 13,348 1,045
SiriusPoint Ltd
(d)
87,633 1,151
Stewart Information Services Corp 24,901 1,713
Trupanion Inc
(d)
29,966 1,642
United Fire Group Inc 19,146 376
$ 38,632
Internet - 2 .45%
Cargurus Inc
(d)
78,599 2,438
Cars.com Inc
(d)
54,642 874
Cogent Communications Holdings Inc 37,935 3,045
ePlus Inc
(d)
23,915 2,127
Etsy Inc
(d)
103,232 5,310
HealthStream Inc 21,611 632
Hims & Hers Health Inc
(d)
170,440 3,209

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
IAC Inc
(d)
63,599 $ 3,050
Liquidity Services Inc
(d)
20,052 433
QuinStreet Inc
(d)
49,727 1,044
Shutterstock Inc 21,986 705
Sprinklr Inc
(d)
108,323 805
TechTarget Inc
(d)
23,135 670
TripAdvisor Inc
(d)
98,491 1,580
Yelp Inc
(d)
60,194 2,055
Ziff Davis Inc
(d)
40,249 1,862
$ 29,839
Investment Companies - 0 .67%
HA Sustainable Infrastructure Capital Inc 104,765 3,666
MARA Holdings Inc
(d)
264,915 4,442
$ 8,108
Iron & Steel - 1 .09%
ATI Inc
(d)
111,971 5,902
Carpenter Technology Corp 44,934 6,718
Haynes International Inc 11,425 689
$ 13,309
Leisure Products & Services - 0 .38%
Sabre Corp
(d)
346,981 1,110
Topgolf Callaway Brands Corp
(d)
127,323 1,236
Vista Outdoor Inc
(d)
52,546 2,311
$ 4,657
Machinery - Construction & Mining - 0 .05%
Astec Industries Inc 20,513 652
Machinery - Diversified - 2 .05%
Alamo Group Inc 9,331 1,582
Albany International Corp 28,070 1,907
Cactus Inc 59,808 3,546
CSW Industrials Inc 14,960 5,283
DXP Enterprises Inc/TX
(d)
11,506 565
Gates Industrial Corp PLC
(d)
203,426 3,936
Ichor Holdings Ltd
(d)
30,306 826
Lindsay Corp 9,794 1,172
Tennant Co 17,008 1,489
Zurn Elkay Water Solutions Corp 129,166 4,663
$ 24,969
Media - 0 .40%
Cable One Inc 4,146 1,416
Scholastic Corp 22,463 558
TEGNA Inc 148,825 2,445
Thryv Holdings Inc
(d)
30,698 442
$ 4,861
Metal Fabrication & Hardware - 1 .29%
AZZ Inc 26,823 2,043
Metallus Inc
(d)
34,405 485
Mueller Industries Inc 101,950 8,357
Proto Labs Inc
(d)
22,624 620
Standex International Corp 10,665 1,961
Worthington Enterprises Inc 27,960 1,071
Worthington Steel Inc 31,279 1,196
$ 15,733
Mining - 0 .32%
Century Aluminum Co
(d)
46,746 825
Kaiser Aluminum Corp 14,340 1,065
MP Materials Corp
(d),(e)
110,097 1,981
$ 3,871
Miscellaneous Manufacturers - 1 .45%
Enpro Inc 18,869 2,747
Federal Signal Corp 55,010 4,487
Hillenbrand Inc 63,177 1,741
John Bean Technologies Corp 28,647 3,192
Materion Corp 18,666 1,897
Myers Industries Inc 33,486 394
Sturm Ruger & Co Inc 15,164 596
Trinity Industries Inc 74,172 2,543
$ 17,597
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0 .15%
Pitney Bowes Inc 140,498 $ 1,013
Xerox Holdings Corp 104,012 850
$ 1,863
Office Furnishings - 0 .25%
HNI Corp 42,407 2,090
Interface Inc 52,452 916
$ 3,006
Oil & Gas - 2 .21%
California Resources Corp 62,593 3,253
Comstock Resources Inc 81,508 942
Crescent Energy Co 138,027 1,716
CVR Energy Inc 30,748 489
Helmerich & Payne Inc 88,842 2,985
Magnolia Oil & Gas Corp 169,273 4,279
Nabors Industries Ltd
(d)
8,076 601
Northern Oil & Gas Inc 89,684 3,251
Par Pacific Holdings Inc
(d)
50,676 783
Patterson-UTI Energy Inc 321,772 2,468
SM Energy Co 102,933 4,320
Talos Energy Inc
(d)
111,829 1,143
Vital Energy Inc
(d)
24,265 662
$ 26,892
Oil & Gas Services - 1 .28%
Archrock Inc 151,980 3,043
Bristow Group Inc
(d)
22,141 734
Core Laboratories Inc 42,204 798
DNOW Inc
(d)
95,783 1,133
Helix Energy Solutions Group Inc
(d)
128,584 1,189
Innovex International Inc
(d)
30,995 440
Liberty Energy Inc 148,735 2,539
Oceaneering International Inc
(d)
91,295 2,228
ProPetro Holding Corp
(d)
72,154 498
RPC Inc 74,323 422
Tidewater Inc
(d)
43,445 2,610
$ 15,634
Packaging & Containers - 0 .55%
Clearwater Paper Corp
(d)
14,963 377
O-I Glass Inc
(d)
140,092 1,556
Sealed Air Corp 131,051 4,742
$ 6,675
Pharmaceuticals - 2 .29%
AdaptHealth Corp
(d)
95,067 978
Alkermes PLC
(d)
148,140 3,807
Amphastar Pharmaceuticals Inc
(d)
34,156 1,726
Catalyst Pharmaceuticals Inc
(d)
100,368 2,188
Collegium Pharmaceutical Inc
(d)
28,981 989
Corcept Therapeutics Inc
(d)
83,664 4,097
Harmony Biosciences Holdings Inc
(d)
27,100 871
Ironwood Pharmaceuticals Inc
(d)
126,460 500
Organon & Co 231,629 4,350
Owens & Minor Inc
(d)
66,479 845
Pacira BioSciences Inc
(d)
41,497 689
Phibro Animal Health Corp 18,296 423
Premier Inc 94,299 1,900
Protagonist Therapeutics Inc
(d)
52,993 2,429
Supernus Pharmaceuticals Inc
(d)
49,574 1,689
USANA Health Sciences Inc
(d)
9,941 367
$ 27,848
Real Estate - 0 .62%
Cushman & Wakefield PLC
(d)
206,237 2,795
eXp World Holdings Inc
(e)
76,064 1,013
Kennedy-Wilson Holdings Inc 106,313 1,137
Marcus & Millichap Inc 21,595 817
St Joe Co/The 34,147 1,765
$ 7,527

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .89%
Acadia Realty Trust 94,759 $ 2,321
Alexander & Baldwin Inc 65,333 1,216
American Assets Trust Inc 42,736 1,152
Apollo Commercial Real Estate Finance Inc 114,503 1,018
Apple Hospitality REIT Inc 201,419 2,975
Arbor Realty Trust Inc 169,623 2,500
Armada Hoffler Properties Inc 61,061 661
ARMOUR Residential REIT Inc 43,872 823
Blackstone Mortgage Trust Inc 156,194 2,844
Brandywine Realty Trust 154,980 786
CareTrust REIT Inc 138,728 4,532
Centerspace 13,765 959
Curbline Properties Corp
(d)
86,594 1,960
DiamondRock Hospitality Co 186,455 1,598
Douglas Emmett Inc 150,605 2,679
Easterly Government Properties Inc 87,095 1,181
Ellington Financial Inc 78,205 945
Elme Communities 79,177 1,336
Essential Properties Realty Trust Inc 157,731 4,998
Four Corners Property Trust Inc 83,364 2,297
Franklin BSP Realty Trust Inc 73,616 958
Getty Realty Corp 44,846 1,408
Global Net Lease Inc 178,029 1,387
Highwoods Properties Inc 95,369 3,199
Hudson Pacific Properties Inc 126,883 548
Innovative Industrial Properties Inc 25,489 3,293
JBG SMITH Properties 77,827 1,323
KKR Real Estate Finance Trust Inc 52,394 607
LTC Properties Inc 39,126 1,495
LXP Industrial Trust 264,796 2,500
Macerich Co/The 194,311 3,634
Medical Properties Trust Inc 539,826 2,499
New York Mortgage Trust Inc 81,488 470
NexPoint Residential Trust Inc 20,116 838
Outfront Media Inc 123,938 2,201
Pebblebrook Hotel Trust 108,409 1,299
PennyMac Mortgage Investment Trust 78,143 1,053
Phillips Edison & Co Inc 110,204 4,167
Ready Capital Corp 151,329 1,037
Redwood Trust Inc 118,945 871
Retail Opportunity Investments Corp 114,661 1,777
Safehold Inc 41,131 875
Saul Centers Inc 10,856 425
Service Properties Trust 149,238 477
SITE Centers Corp 42,413 676
SL Green Realty Corp 58,309 4,409
Summit Hotel Properties Inc 97,462 596
Sunstone Hotel Investors Inc 182,933 1,846
Tanger Inc 98,378 3,269
Two Harbors Investment Corp 93,223 1,072
Uniti Group Inc 219,644 1,114
Universal Health Realty Income Trust 11,462 453
Urban Edge Properties 109,156 2,428
Veris Residential Inc 72,664 1,197
Whitestone REIT 39,636 546
Xenia Hotels & Resorts Inc 91,730 1,300
$ 96,028
Retail - 5 .85%
Academy Sports & Outdoors Inc 64,886 3,300
Advance Auto Parts Inc 53,637 1,914
American Eagle Outfitters Inc 160,809 3,150
Asbury Automotive Group Inc
(d)
17,975 4,095
Bath & Body Works Inc 200,819 5,699
BJ's Restaurants Inc
(d)
20,832 773
Bloomin' Brands Inc 68,033 1,129
Boot Barn Holdings Inc
(d)
27,443 3,418
Brinker International Inc
(d)
40,026 4,111
Buckle Inc/The 26,910 1,145
Caleres Inc 31,602 943
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cheesecake Factory Inc/The 42,104 $ 1,946
Cracker Barrel Old Country Store Inc 19,974 950
Dave & Buster's Entertainment Inc
(d)
28,471 1,051
Foot Locker Inc
(d)
74,134 1,719
GMS Inc
(d)
35,672 3,207
Group 1 Automotive Inc 11,773 4,289
Guess? Inc 25,520 434
Jack in the Box Inc 17,207 847
Kohl's Corp
(e)
100,044 1,849
La-Z-Boy Inc 37,835 1,440
Leslie's Inc
(d)
166,198 447
MarineMax Inc
(d)
17,668 515
National Vision Holdings Inc
(d)
70,744 736
ODP Corp/The
(d)
30,208 937
Papa John's International Inc 29,351 1,538
Patrick Industries Inc 20,153 2,539
PC Connection Inc 11,115 708
PriceSmart Inc 22,623 1,880
Sally Beauty Holdings Inc
(d)
92,340 1,200
Shake Shack Inc
(d)
35,969 4,376
Shoe Carnival Inc 15,882 544
Signet Jewelers Ltd 40,131 3,679
Sonic Automotive Inc 13,117 744
Urban Outfitters Inc
(d)
51,255 1,843
Victoria's Secret & Co
(d)
70,440 2,132
$ 71,227
Savings & Loans - 1 .55%
Axos Financial Inc
(d)
48,684 3,297
Banc of California Inc 123,901 1,903
Berkshire Hills Bancorp Inc 37,964 1,034
Brookline Bancorp Inc 79,987 900
Capitol Federal Financial Inc 109,861 708
Northwest Bancshares Inc 114,587 1,523
Pacific Premier Bancorp Inc 86,747 2,213
Provident Financial Services Inc 117,388 2,193
WaFd Inc 73,065 2,483
WSFS Financial Corp 53,320 2,621
$ 18,875
Semiconductors - 2 .38%
Alpha & Omega Semiconductor Ltd
(d)
21,370 706
Axcelis Technologies Inc
(d)
29,345 2,503
CEVA Inc
(d)
21,309 497
Cohu Inc
(d)
42,210 1,052
Diodes Inc
(d)
41,681 2,438
FormFactor Inc
(d)
69,622 2,644
Impinj Inc
(d)
20,487 3,892
Kulicke & Soffa Industries Inc 49,038 2,200
MaxLinear Inc
(d)
68,684 891
Penguin Solutions Inc
(d)
47,604 716
Photronics Inc
(d)
56,997 1,300
Semtech Corp
(d)
67,499 2,983
SiTime Corp
(d)
16,854 2,849
Ultra Clean Holdings Inc
(d)
40,512 1,355
Veeco Instruments Inc
(d)
51,086 1,470
Wolfspeed Inc
(d)
113,221 1,507
$ 29,003
Software - 3 .42%
ACI Worldwide Inc
(d)
94,152 4,632
Adeia Inc 97,973 1,218
Agilysys Inc
(d)
20,050 2,006
BlackLine Inc
(d)
46,426 2,571
Box Inc
(d)
130,884 4,157
Clear Secure Inc 82,989 3,052
CSG Systems International Inc 25,420 1,185
Digi International Inc
(d)
32,760 949
DigitalOcean Holdings Inc
(d)
56,919 2,253
Donnelley Financial Solutions Inc
(d)
24,028 1,402
DoubleVerify Holdings Inc
(d)
126,971 2,165
Envestnet Inc
(d)
45,220 2,839

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
N-able Inc/US
(d)
63,323 $ 774
PDF Solutions Inc
(d)
27,886 790
Privia Health Group Inc
(d)
92,314 1,695
Progress Software Corp 38,482 2,466
Schrodinger Inc/United States
(d)
49,803 876
Simulations Plus Inc 14,580 397
SolarWinds Corp 48,768 638
SPS Commerce Inc
(d)
33,372 5,506
$ 41,571
Telecommunications - 1 .98%
A10 Networks Inc 66,450 973
Calix Inc
(d)
52,685 1,864
Consolidated Communications Holdings Inc
(d)
68,215 316
EchoStar Corp
(d)
108,573 2,721
Extreme Networks Inc
(d)
117,255 1,751
Gogo Inc
(d)
53,678 352
Harmonic Inc
(d)
104,652 1,161
InterDigital Inc 22,703 3,415
Lumen Technologies Inc
(d)
914,746 5,845
Shenandoah Telecommunications Co 41,239 571
Telephone and Data Systems Inc 87,732 2,610
Viasat Inc
(d)
75,867 728
Viavi Solutions Inc
(d)
199,639 1,841
$ 24,148
Textiles - 0 .20%
UniFirst Corp/MA 13,516 2,430
Transportation - 1 .66%
ArcBest Corp 21,274 2,216
Dorian LPG Ltd 32,589 940
Forward Air Corp 17,195 608
Heartland Express Inc 38,839 420
Hub Group Inc 55,415 2,404
Marten Transport Ltd 52,003 805
Matson Inc 30,209 4,679
RXO Inc
(d)
123,503 3,482
Schneider National Inc 42,293 1,196
Werner Enterprises Inc 55,604 2,051
World Kinect Corp 53,162 1,390
$ 20,191
Trucking & Leasing - 0 .14%
Greenbrier Cos Inc/The 28,007 1,660
Water - 0 .66%
American States Water Co 33,699 2,779
California Water Service Group 52,921 2,750
Middlesex Water Co 16,041 981
SJW Group 26,780 1,491
$ 8,001
TOTAL COMMON STOCKS $ 1,193,219
Total Investments $ 1,220,005
Other Assets and Liabilities -  (0.24)% (2,930)
TOTAL NET ASSETS - 100.00% $ 1,217,075
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,912 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,762 or 0.23% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 19,882 $ 334,387 $ 332,075 $ 22,194
$ 19,882 $ 334,387 $ 332,075 $ 22,194
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 1,098 $ — $ — $ —
$ 1,098 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2024 Long 214 $ 23,632 $ (119)
Total $ (119)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 4 .79 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .36%
iShares Russell 2000 Value ETF 160,160 $ 26,324
Money Market Funds - 2 .43%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
1,151,047 1,151
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
26,058,921 26,059
$ 27,210
TOTAL INVESTMENT COMPANIES $ 53,534
COMMON STOCKS - 95 .76 % Shares Held Value (000's)
Advertising - 0 .16%
Advantage Solutions Inc
(d)
6,317 $ 19
Boston Omaha Corp
(d)
1,358 20
Clear Channel Outdoor Holdings Inc
(d)
17,832 26
National CineMedia Inc
(d)
87,311 628
Stagwell Inc
(d)
181,086 1,125
$ 1,818
Aerospace & Defense - 0 .41%
AAR Corp
(d)
1,512 89
AerSale Corp
(d)
101,892 537
Archer Aviation Inc
(d),(e)
896 3
Astronics Corp
(d)
1,535 27
Barnes Group Inc 48,863 2,285
Bridger Aerospace Group Holdings Inc
(d)
642 2
Ducommun Inc
(d)
732 43
Intuitive Machines Inc
(d),(e)
1,685 13
Kratos Defense & Security Solutions Inc
(d)
4,536 103
Mercury Systems Inc
(d)
3,043 98
National Presto Industries Inc 18,151 1,305
Redwire Corp
(d)
1,025 8
Triumph Group Inc
(d)
4,062 56
Virgin Galactic Holdings Inc
(d),(e)
1,042 7
$ 4,576
Agriculture - 0 .19%
Alico Inc 434 11
Andersons Inc/The 40,272 1,828
Dole PLC 4,131 67
Fresh Del Monte Produce Inc 1,858 60
Limoneira Co 944 24
Tejon Ranch Co
(d)
1,228 19
Turning Point Brands Inc 144 7
Universal Corp/VA 1,340 68
$ 2,084
Airlines - 0 .26%
Alaska Air Group Inc
(d)
35,900 1,720
Allegiant Travel Co 864 56
JetBlue Airways Corp
(d)
17,386 99
SkyWest Inc
(d)
2,210 211
Spirit Airlines Inc
(e)
6,118 15
Sun Country Airlines Holdings Inc
(d)
59,966 842
$ 2,943
Apparel - 1 .44%
Capri Holdings Ltd
(d)
143,600 2,835
Carter's Inc 25,700 1,406
Gildan Activewear Inc 168,430 8,236
Oxford Industries Inc 26,858 1,951
Rocky Brands Inc 274 5
Steven Madden Ltd 36,300 1,632
Superior Group of Cos Inc 686 10
Weyco Group Inc
(e)
355 12
$ 16,087
Automobile Manufacturers - 0 .32%
Canoo Inc
(d)
4,578 4
Hyliion Holdings Corp
(d)
8,330 20
REV Group Inc 54,656 1,448
Wabash National Corp 119,832 2,090
$ 3,562
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1 .21%
Adient PLC
(d)
103,343 $ 2,018
Aeva Technologies Inc
(d)
1,591 6
American Axle & Manufacturing Holdings Inc
(d)
6,362 36
Aurora Innovation Inc
(d)
24,002 125
Commercial Vehicle Group Inc
(d)
2,309 7
Cooper-Standard Holdings Inc
(d)
1,045 13
Dana Inc 7,226 55
Douglas Dynamics Inc 40,226 911
Fox Factory Holding Corp
(d)
43,141 1,552
Goodyear Tire & Rubber Co/The
(d)
178,761 1,432
Holley Inc
(d)
1,787 5
indie Semiconductor Inc
(d)
6,649 22
Luminar Technologies Inc
(d),(e)
2,881 2
Methode Electronics Inc 215,574 1,880
Miller Industries Inc/TN 22,381 1,469
Phinia Inc 38,296 1,784
SES AI Corp
(d)
8,368 4
Shyft Group Inc/The 1,843 24
Solid Power Inc
(d)
9,545 11
Standard Motor Products Inc 1,141 37
Titan International Inc
(d)
2,921 19
Visteon Corp
(d)
24,000 2,166
$ 13,578
Banks - 16 .47%
1st Source Corp 12,958 768
ACNB Corp 479 20
Alerus Financial Corp 1,251 25
Amalgamated Financial Corp 971 32
Amerant Bancorp Inc 1,592 34
Ameris Bancorp 3,656 227
Ames National Corp 539 9
Arrow Financial Corp 30,289 864
Associated Banc-Corp 105,503 2,505
Atlantic Union Bankshares Corp 4,968 188
BancFirst Corp 977 106
Bancorp Inc/The
(d)
157 8
Bank First Corp 546 50
Bank of Hawaii Corp 2,163 156
Bank of Marin Bancorp 25,337 563
Bank of NT Butterfield & Son Ltd/The 2,578 94
Bank7 Corp 233 10
BankUnited Inc 65,949 2,331
Bankwell Financial Group Inc 393 11
Banner Corp 1,915 123
Bar Harbor Bankshares 805 26
BayCom Corp
(e)
26,084 648
BCB Bancorp Inc
(e)
42,430 515
Blue Foundry Bancorp
(d)
1,290 13
Bridgewater Bancshares Inc
(d)
51,876 757
Burke & Herbert Financial Services Corp 755 48
Business First Bancshares Inc 1,317 34
Byline Bancorp Inc 1,708 46
Cadence Bank 311,979 10,429
California BanCorp
(d)
1,428 21
Camden National Corp 28,871 1,211
Capital Bancorp Inc 571 14
Capital City Bank Group Inc 740 26
Carter Bankshares Inc
(d)
30,937 570
Cathay General Bancorp 51,569 2,372
Central Pacific Financial Corp 55,860 1,505
Chemung Financial Corp 182 9
ChoiceOne Financial Services Inc
(e)
465 15
Citizens & Northern Corp
(e)
869 16
Citizens Financial Services Inc 245 14
City Holding Co 754 88
Civista Bancshares Inc 12,002 244
CNB Financial Corp/PA 29,522 749
Coastal Financial Corp/WA
(d)
41 3
Colony Bankcorp Inc
(e)
924 14

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Columbia Banking System Inc 78,500 $ 2,238
Comerica Inc 237,255 15,116
Community Financial System Inc 2,902 177
Community Trust Bancorp Inc 21,484 1,113
Community West Bancshares 991 19
ConnectOne Bancorp Inc 62,994 1,527
CrossFirst Bankshares Inc
(d)
102,469 1,609
Cullen/Frost Bankers Inc 83,480 10,631
Customers Bancorp Inc
(d)
1,623 75
CVB Financial Corp 7,350 143
Dime Community Bancshares Inc 59,850 1,800
Eagle Bancorp Inc 95,019 2,490
Eastern Bankshares Inc 10,739 175
Enterprise Bancorp Inc/MA
(e)
575 18
Enterprise Financial Services Corp 43,365 2,286
Equity Bancshares Inc 785 33
Esquire Financial Holdings Inc 66 4
Farmers & Merchants Bancorp Inc/Archbold OH 739 20
Farmers National Banc Corp 1,973 27
FB Financial Corp 17,741 873
Fidelity D&D Bancorp Inc
(e)
278 15
Financial Institutions Inc 18,910 454
First Bancorp Inc/The
(e)
618 16
First BanCorp/Puerto Rico 8,285 160
First Bancorp/Southern Pines NC 2,216 92
First Bancshares Inc/The 1,676 56
First Bank/Hamilton NJ 1,238 18
First Busey Corp 27,844 677
First Business Financial Services Inc 14,382 616
First Commonwealth Financial Corp 5,585 92
First Community Bankshares Inc 934 39
First Financial Bancorp 5,221 134
First Financial Corp/IN 12,861 552
First Foundation Inc 236,044 1,589
First Hawaiian Inc 89,007 2,202
First Internet Bancorp 36,036 1,260
First Interstate BancSystem Inc 55,500 1,710
First Merchants Corp 20,137 746
First Mid Bancshares Inc 19,556 746
First of Long Island Corp/The 68,263 859
Five Star Bancorp 904 27
Fulton Financial Corp 10,096 183
FVCBankcorp Inc
(d)
1,022 13
German American Bancorp Inc 1,570 64
Glacier Bancorp Inc 6,356 331
Great Southern Bancorp Inc 13,367 757
Guaranty Bancshares Inc/TX
(e)
487 16
Hancock Whitney Corp 4,820 251
Hanmi Financial Corp 79,885 1,827
HarborOne Bancorp Inc 2,131 25
HBT Financial Inc 715 15
Heartland Financial USA Inc 2,365 141
Heritage Commerce Corp 141,763 1,377
Heritage Financial Corp/WA 51,391 1,181
Hilltop Holdings Inc 74,972 2,297
Home BancShares Inc/AR 10,481 286
HomeStreet Inc 34,773 315
Hope Bancorp Inc 192,620 2,386
Horizon Bancorp Inc/IN 71,354 1,143
Independent Bank Corp 27,950 1,758
Independent Bank Corp/MI 48,685 1,596
Independent Bank Group Inc 9,321 544
International Bancshares Corp 3,016 185
Investar Holding Corp 9,269 194
John Marshall Bancorp Inc 698 15
Kearny Financial Corp/MD 156,629 1,095
Lakeland Financial Corp 1,282 83
LCNB Corp 798 13
LINKBANCORP Inc 1,379 10
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Live Oak Bancshares Inc 26,766 $ 1,063
Mercantile Bank Corp 19,248 825
Merchants Bancorp/IN 38,981 1,440
Metrocity Bankshares Inc 922 27
Metropolitan Bank Holding Corp
(d)
564 30
Mid Penn Bancorp Inc 14,907 470
Middlefield Banc Corp
(e)
427 12
Midland States Bancorp Inc 47,706 1,183
MidWestOne Financial Group Inc 40,805 1,180
MVB Financial Corp 675 13
National Bank Holdings Corp 2,041 92
National Bankshares Inc
(e)
348 10
NB Bancorp Inc
(d)
88,808 1,678
NBT Bancorp Inc 2,545 113
Nicolet Bankshares Inc 570 58
Northeast Bank 7,605 675
Northeast Community Bancorp Inc 20,320 528
Northrim BanCorp Inc 7,850 513
Norwood Financial Corp 451 13
Oak Valley Bancorp 400 11
OFG Bancorp 2,541 102
Old National Bancorp/IN 17,535 338
Old Second Bancorp Inc 2,364 39
Orange County Bancorp Inc 302 16
Origin Bancorp Inc 1,610 51
Orrstown Financial Services Inc 994 37
Park National Corp 804 139
Parke Bancorp Inc 27,254 576
Pathward Financial Inc 1,007 71
PCB Bancorp 32,178 604
Peapack-Gladstone Financial Corp 41,612 1,337
Peoples Bancorp Inc/OH 1,902 59
Peoples Bancorp of North Carolina Inc 261 7
Peoples Financial Services Corp 405 19
Pioneer Bancorp Inc/NY
(d),(e)
690 8
Plumas Bancorp
(e)
321 13
Ponce Financial Group Inc
(d)
1,205 14
Preferred Bank/Los Angeles CA 26,674 2,251
Premier Financial Corp 71,444 1,762
Primis Financial Corp 64,313 723
Princeton Bancorp Inc 313 11
Prosperity Bancshares Inc 124,950 9,146
Provident Bancorp Inc
(d)
969 10
QCR Holdings Inc 913 72
RBB Bancorp 19,909 442
Red River Bancshares Inc 268 14
Renasant Corp 3,404 116
Republic Bancorp Inc/KY 478 32
S&T Bancorp Inc 2,110 80
Sandy Spring Bancorp Inc 65,625 2,208
Seacoast Banking Corp of Florida 4,692 125
ServisFirst Bancshares Inc 2,029 169
Shore Bancshares Inc 64,935 944
Sierra Bancorp 29,860 848
Simmons First National Corp 101,267 2,349
SmartFinancial Inc 854 28
South Plains Financial Inc 13,286 448
Southern First Bancshares Inc
(d)
5,334 203
Southern States Bancshares Inc 511 16
Southside Bancshares Inc 1,575 51
SouthState Corp 4,243 414
Stellar Bancorp Inc 2,721 74
Sterling Bancorp Inc/MI
(d)
1,258 6
Stock Yards Bancorp Inc 1,428 92
Texas Capital Bancshares Inc
(d)
12,173 937
Third Coast Bancshares Inc
(d)
656 21
Tompkins Financial Corp 17,609 1,137
Towne Bank/Portsmouth VA 24,710 803
TriCo Bancshares 1,758 75

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Triumph Financial Inc
(d)
114 $ 10
TrustCo Bank Corp NY 32,842 1,083
Trustmark Corp 3,366 117
UMB Financial Corp 2,502 275
United Bankshares Inc/WV 232,203 8,749
United Community Banks Inc/GA 6,629 189
Unity Bancorp Inc 438 17
Univest Financial Corp 66,686 1,856
USCB Financial Holdings Inc 448 6
Valley National Bancorp 296,105 2,804
Veritex Holdings Inc 83,410 2,252
Virginia National Bankshares Corp 289 11
Walker & Dunlop Inc 490 54
Washington Trust Bancorp Inc 44,518 1,519
WesBanco Inc 3,183 100
West BanCorp Inc
(e)
945 20
Westamerica BanCorp 1,432 74
Western Alliance Bancorp 181,195 15,077
Zions Bancorp NA 250,165 13,024
$ 184,254
Beverages - 0 .07%
BRC Inc
(d)
307 1
Duckhorn Portfolio Inc/The
(d)
2,935 32
MGP Ingredients Inc 12,300 591
Primo Water Corp 7,691 202
$ 826
Biotechnology - 0 .35%
2seventy bio Inc
(d)
3,050 13
4D Molecular Therapeutics Inc
(d)
1,088 9
89bio Inc
(d)
4,642 36
Absci Corp
(d),(e)
1,496 6
Achieve Life Sciences Inc
(d)
948 4
Acrivon Therapeutics Inc
(d),(e)
699 6
Acumen Pharmaceuticals Inc
(d)
2,483 7
ADC Therapeutics SA
(d)
1,933 5
Adverum Biotechnologies Inc
(d),(e)
1,296 10
Agenus Inc
(d),(e)
1,273 5
Akero Therapeutics Inc
(d)
3,119 96
Aldeyra Therapeutics Inc
(d)
2,495 13
Allogene Therapeutics Inc
(d),(e)
7,572 19
Altimmune Inc
(d),(e)
1,809 12
Alto Neuroscience Inc
(d),(e)
499 2
Alumis Inc
(d),(e)
403 5
Anavex Life Sciences Corp
(d),(e)
3,328 22
ANI Pharmaceuticals Inc
(d)
11,809 676
Annexon Inc
(d)
5,303 39
Applied Therapeutics Inc
(d)
2,231 20
Arbutus Biopharma Corp
(d)
627 2
Arcturus Therapeutics Holdings Inc
(d)
176 3
ArriVent Biopharma Inc
(d),(e)
645 19
Artiva Biotherapeutics Inc
(d)
427 4
Astria Therapeutics Inc
(d)
474 5
Atea Pharmaceuticals Inc
(d)
4,303 14
Atossa Therapeutics Inc
(d)
6,524 9
Aura Biosciences Inc
(d)
2,572 27
Aurinia Pharmaceuticals Inc
(d)
2,007 15
Avid Bioservices Inc
(d)
249 3
Beam Therapeutics Inc
(d)
4,209 92
Black Diamond Therapeutics Inc
(d)
895 2
Bluebird Bio Inc
(d)
11,331 5
Boundless Bio Inc
(d)
300 1
Bridgebio Pharma Inc
(d)
2,928 69
C4 Therapeutics Inc
(d)
3,455 18
Cabaletta Bio Inc
(d),(e)
2,275 8
Capricor Therapeutics Inc
(d)
258 5
Cardiff Oncology Inc
(d),(e)
1,684 5
Cargo Therapeutics Inc
(d),(e)
1,693 33
Caribou Biosciences Inc
(d)
4,581 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Cartesian Therapeutics Inc - Contingent Value
Rights
(d),(f)
12,004 $ 2
Celcuity Inc
(d)
139 2
Celldex Therapeutics Inc
(d)
694 18
Century Therapeutics Inc
(d)
3,265 4
CG oncology Inc
(d)
1,014 36
Chinook Therapeutics Inc - Contingent Value
Rights
(d),(f)
4,587 2
Cibus Inc
(d)
1,078 4
Climb Bio Inc
(d)
1,639 6
Cogent Biosciences Inc
(d)
449 5
Compass Therapeutics Inc
(d)
6,388 11
Conduit Pharmaceuticals Inc
(d)
1,399 —
Contineum Therapeutics Inc
(d),(e)
155 3
Cullinan Therapeutics Inc
(d)
404 6
Cytek Biosciences Inc
(d)
6,718 33
Cytokinetics Inc
(d)
5,783 295
Day One Biopharmaceuticals Inc
(d)
383 6
Denali Therapeutics Inc
(d)
2,932 76
Design Therapeutics Inc
(d)
1,857 10
Dianthus Therapeutics Inc
(d)
1,206 34
Disc Medicine Inc
(d)
952 43
Dynavax Technologies Corp
(d)
1,537 18
Editas Medicine Inc
(d)
4,908 14
Elevation Oncology Inc
(d)
2,010 1
Entrada Therapeutics Inc
(d)
1,450 25
Erasca Inc
(d)
9,841 26
Esperion Therapeutics Inc
(d)
8,124 17
EyePoint Pharmaceuticals Inc
(d)
1,515 18
Fate Therapeutics Inc
(d)
5,909 14
Generation Bio Co
(d)
2,926 6
Geron Corp
(d)
9,705 40
Harvard Bioscience Inc
(d)
2,119 5
HilleVax Inc
(d)
1,757 3
IGM Biosciences Inc
(d),(e)
88 2
ImmunityBio Inc
(d),(e)
1,918 10
Inhibrx Biosciences Inc
(d)
339 5
Innoviva Inc
(d)
2,776 54
Inovio Pharmaceuticals Inc
(d),(e)
1,718 9
Inozyme Pharma Inc
(d)
2,883 12
Intellia Therapeutics Inc
(d)
5,319 76
Invivyd Inc
(d)
5,533 5
iTeos Therapeutics Inc
(d)
1,590 13
Kodiak Sciences Inc
(d)
1,930 7
Korro Bio Inc
(d),(e)
261 15
Kyverna Therapeutics Inc
(d),(e)
463 2
LENZ Therapeutics Inc
(e)
728 20
Lexeo Therapeutics Inc
(d),(e)
86 1
Lexicon Pharmaceuticals Inc
(d)
4,486 9
Ligand Pharmaceuticals Inc
(d)
949 100
Lyra Therapeutics Inc
(d)
5,004 1
MacroGenics Inc
(d)
618 2
MeiraGTx Holdings plc
(d)
892 5
Mersana Therapeutics Inc
(d)
3,200 6
Metagenomi Inc
(d)
349 1
Mineralys Therapeutics Inc
(d),(e)
1,309 18
Monte Rosa Therapeutics Inc
(d)
2,304 20
Myriad Genetics Inc
(d)
4,933 108
Nektar Therapeutics
(d)
11,126 13
NeoGenomics Inc
(d)
6,489 88
Nkarta Inc
(d)
3,301 10
Novavax Inc
(d)
1,851 18
Nurix Therapeutics Inc
(d)
1,076 26
Nuvation Bio Inc
(d)
10,575 23
Olema Pharmaceuticals Inc
(d)
1,740 20
Omeros Corp
(d),(e)
2,309 9
OmniAb Operations Inc
(d)
476 —
OmniAb Operations Inc
(d)
476 —
Organogenesis Holdings Inc
(d)
4,033 11

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
PepGen Inc
(d)
175 $ 1
Perspective Therapeutics Inc
(d)
596 7
Phathom Pharmaceuticals Inc
(d)
1,544 27
Pliant Therapeutics Inc
(d)
3,114 44
Poseida Therapeutics Inc
(d)
2,905 7
Precigen Inc
(d)
6,898 5
Prelude Therapeutics Inc
(d)
925 1
ProKidney Corp
(d)
1,330 2
Prothena Corp PLC
(d)
1,037 18
PTC Therapeutics Inc
(d)
992 40
Puma Biotechnology Inc
(d)
1,872 5
Pyxis Oncology Inc
(d),(e)
3,046 11
Q32 Bio Inc
(d),(e)
353 17
Rapport Therapeutics Inc
(d),(e)
240 6
RAPT Therapeutics Inc
(d)
2,094 4
REGENXBIO Inc
(d)
2,675 23
Relay Therapeutics Inc
(d)
5,495 31
Renovaro Inc
(d)
1,750 1
Replimune Group Inc
(d)
3,367 40
REVOLUTION Medicines Inc
(d)
2,943 157
Rigel Pharmaceuticals Inc
(d)
261 4
Sage Therapeutics Inc
(d)
3,135 19
Savara Inc
(d)
1,593 6
Scholar Rock Holding Corp
(d)
424 12
Scilex Holding Co
(d)
3,201 3
Shattuck Labs Inc
(d)
902 1
Solid Biosciences Inc
(d),(e)
1,367 8
Summit Therapeutics Inc
(d)
275 5
Sutro Biopharma Inc
(d)
4,827 16
Tenaya Therapeutics Inc
(d)
2,799 5
Terns Pharmaceuticals Inc
(d)
3,227 22
Tevogen Bio Holdings Inc
(d),(e)
609 2
Theravance Biopharma Inc
(d)
2,160 18
Third Harmonic Bio Inc
(d)
1,106 15
Tourmaline Bio Inc
(d),(e)
1,270 32
Travere Therapeutics Inc
(d)
4,054 71
TScan Therapeutics Inc
(d),(e)
938 4
UroGen Pharma Ltd
(d),(e)
545 7
Ventyx Biosciences Inc
(d)
3,788 8
Veracyte Inc
(d)
4,257 144
Veru Inc
(d)
2,024 2
Verve Therapeutics Inc
(d)
4,175 24
Vir Biotechnology Inc
(d)
4,939 37
Viridian Therapeutics Inc
(d)
970 21
WaVe Life Sciences Ltd
(d)
693 10
Werewolf Therapeutics Inc
(d)
1,596 4
XBiotech Inc
(d)
1,298 9
Xencor Inc
(d)
1,772 37
XOMA Royalty Corp
(d)
211 6
Zentalis Pharmaceuticals Inc
(d)
3,563 10
Zevra Therapeutics Inc
(d),(e)
1,236 10
Zymeworks Inc
(d)
3,052 42
$ 3,916
Building Materials - 2 .29%
AAON Inc 109,375 12,493
American Woodmark Corp
(d)
22,617 2,051
Apogee Enterprises Inc 14,530 1,087
Armstrong World Industries Inc 12,900 1,800
Aspen Aerogels Inc
(d)
2,513 45
Boise Cascade Co 1,155 154
Caesarstone Ltd
(d)
1,452 6
Gibraltar Industries Inc
(d)
894 60
JELD-WEN Holding Inc
(d)
386,245 5,469
Knife River Corp
(d)
19,000 1,849
LSI Industries Inc 528 9
Masterbrand Inc
(d)
7,012 126
SmartRent Inc
(d)
11,272 19
Summit Materials Inc
(d)
6,743 320
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
UFP Industries Inc 1,468 $ 180
$ 25,668
Chemicals - 4 .36%
AdvanSix Inc 38,297 1,087
American Vanguard Corp 85,471 447
Arcadium Lithium PLC
(d)
60,427 326
Avient Corp 5,019 234
Axalta Coating Systems Ltd
(d)
266,230 10,095
Cabot Corp 10,800 1,165
Chemours Co/The 296,570 5,386
Codexis Inc
(d)
3,866 12
Danimer Scientific Inc - Warrants
(d)
3,340 —
Ecovyst Inc
(d)
340,946 2,271
Element Solutions Inc 680,880 18,452
Hawkins Inc 30,765 3,289
HB Fuller Co 2,193 160
Huntsman Corp 90,200 1,984
Ingevity Corp
(d)
47,400 1,981
Innospec Inc 11,515 1,241
Intrepid Potash Inc
(d)
610 15
Koppers Holdings Inc 1,113 38
Kronos Worldwide Inc 1,215 14
Mativ Holdings Inc 2,951 46
Minerals Technologies Inc 1,791 135
Oil-Dri Corp of America 223 15
Perimeter Solutions SA
(d)
7,419 98
Rayonier Advanced Materials Inc
(d)
3,523 28
Rogers Corp
(d)
1,047 105
Sensient Technologies Corp 133 10
Stepan Co 1,067 77
Tronox Holdings PLC 6,574 80
Valhi Inc 170 6
$ 48,797
Coal - 0 .19%
Arch Resources Inc 980 144
CONSOL Energy Inc 1,632 181
Hallador Energy Co
(d)
1,494 15
NACCO Industries Inc
(e)
241 7
Peabody Energy Corp 7,028 185
SunCoke Energy Inc 138,510 1,427
Warrior Met Coal Inc 2,892 183
$ 2,142
Commercial Services - 3 .98%
ABM Industries Inc 32,208 1,709
Acacia Research Corp
(d)
2,234 10
Adtalem Global Education Inc
(d)
20,306 1,643
Alight Inc
(d)
23,621 164
American Public Education Inc
(d)
895 14
AMN Healthcare Services Inc
(d)
165,035 6,261
Barrett Business Services Inc 163 6
BrightView Holdings Inc
(d)
3,214 53
Brink's Co/The 21,800 2,241
Carriage Services Inc 199 7
Cass Information Systems Inc 14,740 610
Chegg Inc
(d)
5,529 9
Cimpress PLC
(d)
326 23
CompoSecure Inc
(e)
226 3
CoreCivic Inc
(d)
6,076 84
Cross Country Healthcare Inc
(d)
1,916 22
Custom Truck One Source Inc
(d)
1,208 5
Deluxe Corp 2,408 45
Distribution Solutions Group Inc
(d)
87 3
DLH Holdings Corp
(d)
383 3
Emerald Holding Inc 135,166 532
Ennis Inc 50,090 1,020
Euronet Worldwide Inc
(d)
22,600 2,225
European Wax Center Inc
(d)
175 1
First Advantage Corp
(d)
1,348 24
Forrester Research Inc
(d)
39,330 577

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
GEO Group Inc/The
(d)
6,880 $ 104
Graham Holdings Co 181 153
Green Dot Corp
(d)
2,905 33
Hackett Group Inc/The 27,670 673
Healthcare Services Group Inc
(d)
130,645 1,433
Heidrick & Struggles International Inc 47,497 1,855
Hertz Global Holdings Inc
(d),(e)
7,242 20
HireQuest Inc 109 2
Huron Consulting Group Inc
(d)
12,900 1,493
Information Services Group Inc 2,083 6
Insperity Inc 21,800 1,717
John Wiley & Sons Inc 957 47
Kelly Services Inc 1,707 34
Kforce Inc 37,400 2,161
Korn Ferry 35,762 2,527
Laureate Education Inc 64,420 1,107
Lifecore Biomedical Inc
(d)
1,495 9
Lincoln Educational Services Corp
(d)
1,531 20
ManpowerGroup Inc 30,100 1,892
MarketWise Inc 2,316 1
Marqeta Inc
(d)
3,740 21
Matthews International Corp 1,629 38
Medifast Inc
(d)
50,534 929
Mister Car Wash Inc
(d)
881 7
Monro Inc 1,638 45
National Research Corp 30,500 553
Payoneer Global Inc
(d)
60,911 525
Paysafe Ltd
(d)
1,777 38
Perdoceo Education Corp 3,595 80
Performant Financial Corp
(d)
1,469 6
PROG Holdings Inc 1,912 84
Quad/Graphics Inc 822 5
Repay Holdings Corp
(d)
4,990 40
Resources Connection Inc 179,038 1,441
Sezzle Inc
(d),(e)
17 4
SoundThinking Inc
(d)
113 1
StoneCo Ltd
(d)
7,624 85
Strategic Education Inc 1,238 108
TrueBlue Inc
(d)
143,464 1,074
Valvoline Inc
(d)
170,310 6,860
Willdan Group Inc
(d)
674 32
$ 44,557
Computers - 1 .41%
3D Systems Corp
(d)
7,518 22
ASGN Inc
(d)
25,056 2,307
Cantaloupe Inc
(d)
177 2
Conduent Inc
(d)
8,845 32
Corsair Gaming Inc
(d)
1,966 13
Crane NXT Co 37,900 2,057
Cricut Inc 620 4
Diebold Nixdorf Inc
(d)
1,389 64
D-Wave Quantum Inc
(d)
2,793 3
Everspin Technologies Inc
(d)
313 2
Grid Dynamics Holdings Inc
(d)
814 13
Insight Enterprises Inc
(d)
43,340 7,581
Integral Ad Science Holding Corp
(d)
3,495 41
Maximus Inc 26,000 2,247
NCR Atleos Corp
(d)
45,650 1,195
NCR Voyix Corp
(d)
835 11
NetScout Systems Inc
(d)
3,804 80
OneSpan Inc
(d)
239 4
PAR Technology Corp
(d)
137 8
Rekor Systems Inc
(d)
838 1
Rigetti Computing Inc
(d),(e)
8,857 12
Rimini Street Inc
(d)
3,201 6
Telos Corp
(d)
3,432 12
Thoughtworks Holding Inc
(d)
5,889 26
TTEC Holdings Inc 1,158 6
Unisys Corp
(d)
3,885 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
V2X Inc
(d)
667 $ 41
$ 15,817
Consumer Products - 0 .30%
ACCO Brands Corp 5,481 27
Central Garden & Pet Co
(d),(e)
33,166 1,138
Central Garden & Pet Co - A Shares
(d)
2,376 69
Helen of Troy Ltd
(d)
32,571 2,073
Quanex Building Products Corp 2,423 70
$ 3,377
Cosmetics & Personal Care - 0 .80%
Coty Inc
(d)
789,485 5,874
Edgewell Personal Care Co 63,414 2,216
Honest Co Inc/The
(d),(e)
2,839 10
Interparfums Inc 5,400 654
Olaplex Holdings Inc
(d)
8,187 15
Prestige Consumer Healthcare Inc
(d)
2,747 203
Waldencast plc
(d)
1,714 6
$ 8,978
Distribution & Wholesale - 2 .19%
A-Mark Precious Metals Inc 953 37
EVI Industries Inc 82 2
G-III Apparel Group Ltd
(d)
50,029 1,514
Global Industrial Co 37,461 994
H&E Equipment Services Inc 72,588 3,793
Hudson Technologies Inc
(d)
2,252 17
MRC Global Inc
(d)
4,639 57
OPENLANE Inc
(d)
5,940 94
Resideo Technologies Inc
(d)
124,703 2,453
Rush Enterprises Inc - Class A 215,672 12,203
Rush Enterprises Inc - Class B 512 25
ScanSource Inc
(d)
32,523 1,379
ThredUp Inc
(d)
4,388 3
Titan Machinery Inc
(d),(e)
132,012 1,812
VSE Corp 743 76
$ 24,459
Diversified Financial Services - 3 .43%
AlTi Global Inc
(d),(e)
1,994 8
Artisan Partners Asset Management Inc 212,580 9,375
Atlanticus Holdings Corp
(d)
316 12
BGC Group Inc 20,293 190
Bread Financial Holdings Inc 44,948 2,241
Brookfield Business Corp 1,420 34
Burford Capital Ltd 11,140 150
Columbia Financial Inc
(d)
1,485 25
Consumer Portfolio Services Inc
(d)
594 6
Diamond Hill Investment Group Inc 6,512 983
Enact Holdings Inc 58,011 1,978
Encore Capital Group Inc
(d)
1,306 60
Enova International Inc
(d)
1,421 123
Evercore Inc - Class A 20,465 5,406
Federal Agricultural Mortgage Corp 59 11
Federated Hermes Inc 64,800 2,600
First Western Financial Inc
(d)
344 7
Forge Global Holdings Inc
(d)
7,146 8
GCM Grosvenor Inc 375 4
International Money Express Inc
(d)
61,200 1,076
LendingClub Corp
(d)
6,040 86
LendingTree Inc
(d)
49 3
Medallion Financial Corp 1,167 11
Mr Cooper Group Inc
(d)
2,257 200
Navient Corp 143,168 2,037
Nelnet Inc 792 89
Onity Group Inc
(d)
377 11
Pagseguro Digital Ltd
(d)
4,959 40
PennyMac Financial Services Inc 670 67
Perella Weinberg Partners 59,500 1,204
PRA Group Inc
(d)
2,142 43
Radian Group Inc 69,926 2,441
Regional Management Corp 435 12

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Silvercrest Asset Management Group Inc 591 $ 10
SLM Corp 70,900 1,562
StoneX Group Inc
(d)
1,377 124
SWK Holdings Corp
(d)
231 4
Velocity Financial Inc
(d),(e)
559 11
Virtu Financial Inc 61,600 1,907
Virtus Investment Partners Inc 10,564 2,286
Western Union Co/The 182,300 1,962
World Acceptance Corp
(d)
19 2
$ 38,409
Electric - 2 .57%
ALLETE Inc 36,662 2,343
Altus Power Inc
(d)
4,233 15
Ameresco Inc
(d)
1,168 36
Avista Corp 60,632 2,272
Black Hills Corp 44,320 2,623
Genie Energy Ltd 425 7
Hawaiian Electric Industries Inc
(d)
9,212 95
MGE Energy Inc 24,563 2,222
Northwestern Energy Group Inc 41,615 2,225
Ormat Technologies Inc 3,011 238
Otter Tail Corp 28,658 2,250
Portland General Electric Co 226,607 10,741
TXNM Energy Inc 59,236 2,580
Unitil Corp 18,790 1,087
$ 28,734
Electrical Components & Equipment - 0 .38%
Belden Inc 19,253 2,192
ChargePoint Holdings Inc
(d),(e)
10,775 13
Energizer Holdings Inc 32,500 1,042
EnerSys 196 19
Insteel Industries Inc 33,697 909
nLight Inc
(d)
2,395 30
Ultralife Corp
(d)
621 5
$ 4,210
Electronics - 2 .63%
Allient Inc 851 15
Applied Optoelectronics Inc
(d)
2,014 31
Arrow Electronics Inc
(d)
18,900 2,243
Atmus Filtration Technologies Inc 55,000 2,142
Avnet Inc 38,900 2,109
Bel Fuse Inc - A Shares
(e)
106 11
Bel Fuse Inc - B Shares 576 43
Benchmark Electronics Inc 1,972 85
Celestica Inc
(d)
166,415 11,383
CTS Corp 385 19
ESCO Technologies Inc 735 92
FARO Technologies Inc
(d)
1,122 20
GoPro Inc
(d)
7,800 10
Itron Inc
(d)
18,760 2,096
Kimball Electronics Inc
(d)
67,798 1,206
Knowles Corp
(d)
4,844 84
Mesa Laboratories Inc 201 23
MicroVision Inc
(d),(e)
5,649 6
Mirion Technologies Inc
(d)
9,670 143
NEXTracker Inc
(d)
2,032 81
OSI Systems Inc
(d)
9,446 1,249
Plexus Corp
(d)
16,862 2,430
Sanmina Corp
(d)
22,508 1,578
Standard BioTools Inc
(d)
12,740 25
Stoneridge Inc
(d)
1,610 11
TTM Technologies Inc
(d)
5,577 125
Turtle Beach Corp
(d)
415 7
Vicor Corp
(d)
544 25
Vishay Intertechnology Inc 125,970 2,136
$ 29,428
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0 .23%
Aemetis Inc
(d)
2,144 $ 6
Energy Vault Holdings Inc
(d)
6,422 12
Freyr Battery Inc
(d),(e)
6,633 6
FuelCell Energy Inc
(d)
31,088 11
FutureFuel Corp 1,627 10
Green Plains Inc
(d)
3,494 43
Plug Power Inc
(d),(e)
38,086 75
REX American Resources Corp
(d)
48,812 2,183
SolarMax Technology Inc
(d)
341 —
Stem Inc
(d)
10,590 4
Sunnova Energy International Inc
(d)
6,002 36
Sunrun Inc
(d)
12,155 176
TPI Composites Inc
(d)
2,875 10
$ 2,572
Engineering & Construction - 0 .20%
908 Devices Inc
(d),(e)
1,528 5
Arcosa Inc 2,707 253
Concrete Pumping Holdings Inc
(d)
113,588 630
Fluor Corp
(d)
768 40
Granite Construction Inc 449 38
Great Lakes Dredge & Dock Corp
(d)
3,617 41
Latham Group Inc
(d)
2,261 15
Mistras Group Inc
(d)
1,171 10
NV5 Global Inc
(d)
2,578 59
Orion Group Holdings Inc
(d)
1,748 11
Primoris Services Corp 233 14
Southland Holdings Inc
(d)
703 2
Tutor Perini Corp
(d)
42,495 1,102
$ 2,220
Entertainment - 1 .85%
Accel Entertainment Inc
(d)
92,900 1,026
AMC Entertainment Holdings Inc
(d)
18,850 83
Bally's Corp
(d)
1,381 24
Cinemark Holdings Inc
(d)
1,247 37
Empire Resorts Inc - Escrow
(d),(f)
288 —
Everi Holdings Inc
(d)
184,863 2,464
Golden Entertainment Inc 1,099 32
International Game Technology PLC 111,243 2,261
Lions Gate Entertainment Corp - A shares
(d)
3,263 26
Lions Gate Entertainment Corp - B shares
(d)
6,916 49
Madison Square Garden Entertainment Corp
(d)
1,951 81
Marriott Vacations Worldwide Corp 30,100 2,319
Monarch Casino & Resort Inc 21,400 1,680
RCI Hospitality Holdings Inc 252 11
Red Rock Resorts Inc 158,835 8,174
Reservoir Media Inc
(d)
1,130 9
Six Flags Entertainment Corp 1,303 51
United Parks & Resorts Inc
(d)
45,325 2,385
Webtoon Entertainment Inc
(d),(e)
584 6
$ 20,718
Environmental Control - 0 .01%
Arq Inc
(d)
1,291 8
Enviri Corp
(d)
4,364 33
Pure Cycle Corp
(d)
1,294 14
PureCycle Technologies Inc
(d),(e)
5,531 72
$ 127
Food - 0 .50%
B&G Foods Inc 4,285 36
Calavo Growers Inc 820 22
Cal-Maine Foods Inc 19,652 1,725
Hain Celestial Group Inc/The
(d)
200,847 1,753
HF Foods Group Inc
(d)
2,491 9
Ingles Markets Inc 785 50
Mission Produce Inc
(d)
2,219 26
Nathan's Famous Inc 27 2
Natural Grocers by Vitamin Cottage Inc 424 12
Seneca Foods Corp - Class A
(d)
267 17
SpartanNash Co 1,849 39
TreeHouse Foods Inc
(d)
2,643 96

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
United Natural Foods Inc
(d)
3,217 $ 65
Utz Brands Inc 1,214 21
Village Super Market Inc 486 14
Weis Markets Inc 918 58
WK Kellogg Co 96,200 1,600
$ 5,545
Forest Products & Paper - 0 .16%
Mercer International Inc 65,900 430
Sylvamo Corp 15,736 1,338
$ 1,768
Gas - 0 .70%
Brookfield Infrastructure Corp 6,672 274
Chesapeake Utilities Corp 1,233 148
New Jersey Resources Corp 5,466 251
Northwest Natural Holding Co 55,200 2,147
ONE Gas Inc 3,142 224
RGC Resources Inc 507 10
Southwest Gas Holdings Inc 33,998 2,491
Spire Inc 36,012 2,299
$ 7,844
Hand & Machine Tools - 0 .50%
Kennametal Inc 61,670 1,562
Lincoln Electric Holdings Inc 20,655 3,977
Luxfer Holdings PLC 1,573 22
$ 5,561
Healthcare - Products - 2 .00%
Accuray Inc
(d)
513 1
Adaptive Biotechnologies Corp
(d)
6,418 31
AngioDynamics Inc
(d)
2,128 14
Artivion Inc
(d)
583 15
AtriCure Inc
(d)
921 31
Avanos Medical Inc
(d)
2,502 47
BioLife Solutions Inc
(d)
268 6
Bioventus Inc
(d)
1,410 19
CareDx Inc
(d)
2,170 48
Castle Biosciences Inc
(d)
951 33
Embecta Corp 2,862 40
Envista Holdings Corp
(d)
135,400 2,839
Fractyl Health Inc
(d)
937 3
Globus Medical Inc
(d)
107,405 7,899
ICU Medical Inc
(d)
1,196 204
Inmode Ltd
(d)
149,717 2,557
Inogen Inc
(d)
1,475 13
Integer Holdings Corp
(d)
555 69
Integra LifeSciences Holdings Corp
(d)
3,761 71
LivaNova PLC
(d)
2,836 146
MaxCyte Inc
(d)
6,159 22
MiMedx Group Inc
(d)
3,649 25
Nautilus Biotechnology Inc
(d)
3,050 8
Neogen Corp
(d)
12,123 173
Nevro Corp
(d)
2,253 12
OmniAb Inc
(d)
4,805 20
Omnicell Inc
(d)
2,531 123
OraSure Technologies Inc
(d)
4,257 17
Orchestra BioMed Holdings Inc
(d),(e)
928 5
Orthofix Medical Inc
(d)
1,839 30
OrthoPediatrics Corp
(d)
957 25
Pacific Biosciences of California Inc
(d),(e)
15,255 33
Patterson Cos Inc 116,860 2,456
Quanterix Corp
(d)
1,819 24
Quantum-Si Inc
(d),(e)
7,017 5
SI-BONE Inc
(d)
455 6
Stereotaxis Inc
(d)
726 1
Surmodics Inc
(d)
289 11
Tactile Systems Technology Inc
(d)
1,386 20
TransMedics Group Inc
(d),(e)
45,890 3,762
Utah Medical Products Inc 14,301 907
Varex Imaging Corp
(d)
2,098 28
Zimvie Inc
(d)
1,549 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Zynex Inc
(d),(e)
67,700 $ 584
$ 22,404
Healthcare - Services - 1 .62%
Acadia Healthcare Co Inc
(d)
128,915 5,503
Accolade Inc
(d)
3,033 10
Addus HomeCare Corp
(d)
587 73
Ardent Health Partners Inc
(d)
261 5
Aveanna Healthcare Holdings Inc
(d)
1,140 5
Blade Air Mobility Inc
(d)
3,428 12
Brookdale Senior Living Inc
(d)
1,705 11
Community Health Systems Inc
(d)
3,381 14
Concentra Group Holdings Parent Inc
(d)
435 9
DocGo Inc
(d)
4,906 17
Enhabit Inc
(d)
2,644 18
Fulgent Genetics Inc
(d)
1,208 26
GeneDx Holdings Corp
(d)
602 49
HealthEquity Inc
(d)
121,720 10,377
Innovage Holding Corp
(d)
920 5
LifeStance Health Group Inc
(d)
4,183 28
ModivCare Inc
(d)
383 6
Nano-X Imaging Ltd
(d)
278 2
National HealthCare Corp 696 81
OPKO Health Inc
(d),(e)
18,080 27
Pediatrix Medical Group Inc
(d)
4,645 57
Quipt Home Medical Corp
(d)
2,208 6
Select Medical Holdings Corp 49,682 1,593
Sonida Senior Living Inc
(d),(e)
108 3
Surgery Partners Inc
(d)
4,254 123
Teladoc Health Inc
(d)
7,977 72
$ 18,132
Home Builders - 2 .61%
Beazer Homes USA Inc
(d)
23,426 720
Century Communities Inc 15,609 1,384
Champion Homes Inc
(d)
97,767 8,626
Forestar Group Inc
(d)
909 29
Green Brick Partners Inc
(d)
23,359 1,612
Hovnanian Enterprises Inc
(d)
259 46
Installed Building Products Inc 43,805 9,501
KB Home 22,837 1,793
Landsea Homes Corp
(d)
985 10
LGI Homes Inc
(d)
9,783
994
M/I Homes Inc
(d)
10,678 1,618
Meritage Homes Corp 2,004 363
Taylor Morrison Home Corp
(d)
5,709 391
Tri Pointe Homes Inc
(d)
51,041 2,064
United Homes Group Inc
(d)
211 1
Winnebago Industries Inc 1,566 88
$ 29,240
Home Furnishings - 0 .28%
Arhaus Inc 522 4
Daktronics Inc
(d)
1,847 24
Ethan Allen Interiors Inc 1,246 35
Flexsteel Industries Inc 277 16
Hamilton Beach Brands Holding Co
(e)
465 13
Hooker Furnishings Corp 628 10
iRobot Corp
(d)
1,588 14
Leggett & Platt Inc 110,500 1,326
Lovesac Co/The
(d)
415 12
MillerKnoll Inc 69,967 1,565
Purple Innovation Inc
(d)
3,968 4
Sleep Number Corp
(d)
1,264 17
Sonos Inc
(d)
782 10
Traeger Inc
(d)
2,024 6
Xperi Inc
(d)
2,651 24
$ 3,080
Housewares - 0 .00%
Lifetime Brands Inc 873 5

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 5 .14%
Ambac Financial Group Inc
(d)
134,790 $ 1,524
American Coastal Insurance Corp
(d)
851 10
AMERISAFE Inc 579 31
Assured Guaranty Ltd 20,500 1,711
Axis Capital Holdings Ltd 20,500 1,604
Bowhead Specialty Holdings Inc
(d)
327 10
CNO Financial Group Inc 65,314 2,247
Donegal Group Inc 956 15
Employers Holdings Inc 51,815 2,525
Enstar Group Ltd
(d)
707 228
Essent Group Ltd 43,612 2,617
F&G Annuities & Life Inc 23,659 948
Fidelis Insurance Holdings Ltd 2,879 50
First American Financial Corp 206,835 13,269
Genworth Financial Inc
(d)
23,986 162
GoHealth Inc
(d)
315 4
Greenlight Capital Re Ltd
(d)
1,623 22
Hamilton Insurance Group Ltd
(d)
2,180 38
Hanover Insurance Group Inc/The 14,400 2,136
Heritage Insurance Holdings Inc
(d)
1,337 14
Hippo Holdings Inc
(d)
1,158 26
Horace Mann Educators Corp 64,748 2,411
Investors Title Co 66 15
Jackson Financial Inc 4,260 426
James River Group Holdings Ltd 1,952 12
Kemper Corp 35,600 2,217
Lemonade Inc
(d),(e)
560 13
Lincoln National Corp 32,800 1,140
Maiden Holdings Ltd
(d)
5,515 9
MBIA Inc 2,638 10
Mercury General Corp 16,507 1,116
MGIC Investment Corp 78,000 1,953
NI Holdings Inc
(d)
462 7
NMI Holdings Inc
(d)
63,527 2,458
ProAssurance Corp
(d)
99,915 1,488
Roadzen Inc
(d)
1,384 1
Safety Insurance Group Inc 818 64
Selective Insurance Group Inc 101,055 9,178
Selectquote Inc
(d)
8,059 16
SiriusPoint Ltd
(d)
84,664 1,112
Skyward Specialty Insurance Group Inc
(d)
1,563 69
Stewart Information Services Corp 25,189 1,733
Tiptree Inc 1,136 23
United Fire Group Inc 28,096 552
Universal Insurance Holdings Inc 1,116 22
White Mountains Insurance Group Ltd 1,240 2,228
$ 57,464
Internet - 0 .31%
1-800-Flowers.com Inc
(d)
1,217 10
1stdibs.com Inc
(d),(e)
1,390 6
aka Brands Holding Corp
(d)
44 1
BARK Inc
(d)
8,267 12
Beyond Inc
(d)
2,652 17
Bumble Inc
(d)
4,804 34
Cars.com Inc
(d)
3,614 58
Despegar.com Corp
(d)
2,888 42
Entravision Communications Corp 3,080 7
ePlus Inc
(d)
13,209 1,175
Eventbrite Inc
(d),(e)
695 2
Figs Inc
(d)
6,800 42
fuboTV Inc
(d)
14,994 26
Groupon Inc
(d)
695 7
HealthStream Inc 938 27
Innovid Corp
(d)
5,886 11
Lands' End Inc
(d)
791 12
LifeMD Inc
(d)
938 4
LiveOne Inc
(d)
874 1
Magnite Inc
(d)
819 10
Mondee Holdings Inc
(d)
677 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Nextdoor Holdings Inc
(d)
10,259 $ 25
Opendoor Technologies Inc
(d)
32,806 57
RealReal Inc/The
(d),(e)
2,043 6
RumbleON Inc
(d)
1,121 6
Shutterstock Inc 51,622 1,656
Solo Brands Inc
(d)
1,599 2
Stitch Fix Inc
(d)
5,012 16
TrueCar Inc
(d)
5,058 20
Vacasa Inc
(d)
665 2
Ziff Davis Inc
(d)
2,523 117
$ 3,412
Investment Companies - 0 .07%
Bit Digital Inc
(d),(e)
6,655 25
Cannae Holdings Inc 3,080 61
Cipher Mining Inc
(d)
3,488 17
Compass Diversified Holdings 3,694 80
Core Scientific Inc
(d)
2,111 28
FTAI Infrastructure Inc 5,564 45
HA Sustainable Infrastructure Capital Inc 6,243 219
Hut 8 Corp
(d),(e)
4,489 71
MARA Holdings Inc
(d)
2,698 45
NewtekOne Inc
(e)
1,362 18
Riot Platforms Inc
(d),(e)
13,767 127
Terawulf Inc
(d),(e)
913 6
$ 742
Iron & Steel - 0 .04%
Commercial Metals Co 6,446 347
Haynes International Inc 730 44
Radius Recycling Inc 1,548 25
Universal Stainless & Alloy Products Inc
(d)
506 22
$ 438
Leisure Products & Services - 0 .69%
Clarus Corp 1,805 8
Escalade Inc 661 9
Global Business Travel Group I
(d)
1,106 8
Harley-Davidson Inc 62,400 1,994
Johnson Outdoors Inc 36,365 1,149
Life Time Group Holdings Inc
(d)
3,296 73
Lindblad Expeditions Holdings Inc
(d)
618 6
Malibu Boats Inc
(d)
1,103 50
Marine Products Corp
(e)
334 3
MasterCraft Boat Holdings Inc
(d)
983 17
Peloton Interactive Inc
(d)
1,436 12
Polaris Inc 27,400 1,916
Sabre Corp
(d)
16,522 53
Topgolf Callaway Brands Corp
(d)
7,875 76
Vista Outdoor Inc
(d)
52,039 2,288
$ 7,662
Lodging - 0 .49%
Full House Resorts Inc
(d)
2,054 10
Hilton Grand Vacations Inc
(d)
42,500 1,567
Marcus Corp/The 1,409 27
Playa Hotels & Resorts NV
(d)
172,200 1,464
Travel + Leisure Co 50,300 2,405
$ 5,473
Machinery - Construction & Mining - 1 .07%
Astec Industries Inc 1,244 39
Bloom Energy Corp
(d),(e)
1,011 10
BWX Technologies Inc 70,600 8,596
Hyster-Yale Inc 268 17
Manitowoc Co Inc/The
(d)
2,047 19
NANO Nuclear Energy Inc
(d),(e)
235 5
Net Power Inc
(d),(e)
1,250 11
Oshkosh Corp 30,300 3,098
Terex Corp 3,693 191
$ 11,986

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1 .48%
Alamo Group Inc 42,610 $ 7,224
Albany International Corp 23,099 1,569
Cactus Inc 25,700 1,524
Columbus McKinnon Corp/NY 1,556 50
DXP Enterprises Inc/TX
(d)
14,510 712
Eastman Kodak Co
(d)
3,566 17
Gates Industrial Corp PLC
(d)
90,300 1,747
Gencor Industries Inc
(d)
639 13
GrafTech International Ltd
(d)
1,352 2
Ichor Holdings Ltd
(d)
1,236 34
Lindsay Corp 13,503 1,616
Tennant Co 587 51
Thermon Group Holdings Inc
(d)
76,928 2,016
Twin Disc Inc 661 8
Zurn Elkay Water Solutions Corp 426 15
$ 16,598
Media - 0 .20%
AMC Networks Inc
(d)
1,780 14
Cable One Inc 315 108
EW Scripps Co/The
(d)
3,796 13
Gannett Co Inc
(d)
7,871 37
Gray Television Inc 4,716 27
iHeartMedia Inc
(d)
6,439 13
Liberty Latin America Ltd - Class A
(d)
1,792 17
Liberty Latin America Ltd - Class C
(d)
7,205 70
Scholastic Corp 1,250 31
Sphere Entertainment Co
(d)
1,454 61
TEGNA Inc 111,120 1,826
Value Line Inc
(e)
8 —
WideOpenWest Inc
(d)
3,072 15
$ 2,232
Metal Fabrication & Hardware - 1 .53%
AZZ Inc 18,094 1,378
Eastern Co/The 322 10
Helios Technologies Inc 563 26
Hillman Solutions Corp
(d)
9,042 96
Janus International Group Inc
(d)
202,400 1,490
L B Foster Co
(d)
27,556 520
Mayville Engineering Co Inc
(d)
653 13
Metallus Inc
(d)
2,326 33
Mueller Industries Inc 468 38
NN Inc
(d)
2,870 9
Northwest Pipe Co
(d)
473 21
Olympic Steel Inc 576 21
Park-Ohio Holdings Corp 526 15
Proto Labs Inc
(d)
58,402 1,600
Ryerson Holding Corp 1,558 34
Standex International Corp 157 29
Timken Co/The 28,000 2,324
Tredegar Corp
(d)
45,889 356
Valmont Industries Inc 29,065 9,059
Worthington Enterprises Inc 213 8
Worthington Steel Inc 1,789 68
$ 17,148
Mining - 0 .15%
Caledonia Mining Corp PLC 918 14
Centrus Energy Corp
(d)
236 24
Coeur Mining Inc
(d)
22,036 142
Compass Minerals International Inc 2,033 25
Constellium SE
(d)
85,000 943
Contango ORE Inc
(d),(e)
375 8
Dakota Gold Corp
(d)
1,906 4
Encore Energy Corp
(d),(e)
3,022 12
Energy Fuels Inc/Canada
(d),(e)
10,324 62
Hecla Mining Co 32,739 212
i-80 Gold Corp
(d)
18,668 20
Kaiser Aluminum Corp 65 5
Lifezone Metals Ltd
(d)
2,039 13
Metals Acquisition Ltd
(d)
2,254 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Novagold Resources Inc
(d),(e)
13,561 $ 47
Piedmont Lithium Inc
(d),(e)
810 11
SSR Mining Inc 11,288 70
Ur-Energy Inc
(d)
2,372 3
$ 1,642
Miscellaneous Manufacturers - 1 .78%
AMMO Inc
(d)
5,304 6
Core Molding Technologies Inc
(d)
447 7
Enpro Inc 1,047 152
Fabrinet
(d)
30,204 7,278
Hillenbrand Inc 82,778 2,281
John Bean Technologies Corp 1,647 184
LSB Industries Inc
(d)
3,151 26
Materion Corp 82,931 8,428
Myers Industries Inc 121,100 1,427
NL Industries Inc 588 4
Park Aerospace Corp 657 9
Smith & Wesson Brands Inc 2,270 29
Solidion Technology Inc
(d),(e)
3,003 1
Sturm Ruger & Co Inc 633 25
Trinity Industries Inc 394 13
$ 19,870
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 6,263 45
Xerox Holdings Corp 6,431 53
$ 98
Office Furnishings - 0 .22%
CompX International Inc 65 2
HNI Corp 1,337 66
Interface Inc 62,530 1,092
Steelcase Inc 107,710 1,295
Virco Mfg. Corp 608 9
$ 2,464
Oil & Gas - 4 .38%
Amplify Energy Corp
(d)
2,308 15
Antero Resources Corp
(d)
194,950 5,045
Baytex Energy Corp 766,971 2,170
Berry Corp 99,848 501
Borr Drilling Ltd 13,179 55
California Resources Corp 49,124 2,553
CNX Resources Corp
(d)
8,221 280
Comstock Resources Inc 5,097 59
Crescent Energy Co 178,502 2,218
CVR Energy Inc 69,952 1,112
Delek US Holdings Inc 65,844 1,032
Diversified Energy Co PLC 2,418 29
Evolution Petroleum Corp 1,301 7
Granite Ridge Resources Inc 3,105 18
Gulfport Energy Corp
(d)
347 48
Helmerich & Payne Inc 5,362 180
HighPeak Energy Inc
(e)
905 11
Kosmos Energy Ltd
(d)
548,321 2,062
Magnolia Oil & Gas Corp 769 19
Matador Resources Co 94,355 4,917
Murphy Oil Corp 136,096 4,285
Nabors Industries Ltd
(d)
363 27
Noble Corp PLC 2,651 85
Northern Oil & Gas Inc 71,877 2,606
Par Pacific Holdings Inc
(d)
129,092 1,995
Patterson-UTI Energy Inc 455,615 3,494
PBF Energy Inc 80,771 2,303
Permian Resources Corp 351,990 4,798
Prairie Operating Co
(d)
123 1
PrimeEnergy Resources Corp
(d),(e)
31 5
Riley Exploration Permian Inc 596 16
Ring Energy Inc
(d)
9,253 14
SandRidge Energy Inc 1,904 21
Seadrill Ltd
(d)
2,669 105
Sitio Royalties Corp 4,475 100

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
SM Energy Co 5,291 $ 222
Talos Energy Inc
(d)
226,513 2,315
Transocean Ltd
(d)
40,748 177
VAALCO Energy Inc 323,684 1,729
Valaris Ltd
(d)
1,237 63
Vital Energy Inc
(d)
83,267 2,271
Vitesse Energy Inc 1,368 34
$ 48,997
Oil & Gas Services - 1 .36%
Aris Water Solutions Inc 1,447 24
Bristow Group Inc
(d)
1,342 45
DMC Global Inc
(d)
809 8
DNOW Inc
(d)
5,854 69
Drilling Tools International Corp
(d)
560 2
Expro Group Holdings NV
(d)
136,215 1,737
Forum Energy Technologies Inc
(d)
693 10
Geospace Technologies Corp
(d)
786 9
Helix Energy Solutions Group Inc
(d)
6,458 60
Innovex International Inc
(d)
110,744 1,571
Kodiak Gas Services Inc 57,456 1,832
Liberty Energy Inc 104,454 1,783
Mammoth Energy Services Inc
(d)
1,437 6
Matrix Service Co
(d)
1,551 18
National Energy Services Reunited Corp
(d)
181,900 1,674
Natural Gas Services Group Inc
(d)
524 10
Newpark Resources Inc
(d)
4,559 30
Oil States International Inc
(d)
156,319 739
ProFrac Holding Corp
(d),(e)
145,415 866
ProPetro Holding Corp
(d)
273,194 1,888
Ranger Energy Services Inc 975 13
RPC Inc 243,980 1,386
SEACOR Marine Holdings Inc
(d)
1,514 10
Select Water Solutions Inc 132,234 1,401
Solaris Energy Infrastructure Inc 1,477 19
$ 15,210
Packaging & Containers - 0 .30%
Clearwater Paper Corp
(d)
948 24
Greif Inc - Class A 1,369 85
Greif Inc - Class B 288 19
O-I Glass Inc
(d)
8,598 96
Pactiv Evergreen Inc 2,085 24
Ranpak Holdings Corp
(d)
2,397 15
Silgan Holdings Inc 34,100 1,764
TriMas Corp 47,547 1,276
$ 3,303
Pharmaceuticals - 0 .47%
ACELYRIN Inc
(d)
4,306 24
AdaptHealth Corp
(d)
3,144 32
Agios Pharmaceuticals Inc
(d)
3,142 140
Akebia Therapeutics Inc
(d)
10,512 17
Amneal Pharmaceuticals Inc
(d)
1,596 13
Amphastar Pharmaceuticals Inc
(d)
39,000 1,971
Anika Therapeutics Inc
(d)
626 11
Aquestive Therapeutics Inc
(d),(e)
3,016 17
Astrazeneca Finance LLC - Contingent Value
Rights
(d),(f)
3,047 1
Biote Corp
(d)
178 1
Coherus Biosciences Inc
(d)
5,704 4
Corbus Pharmaceuticals Holdings Inc
(d)
273 4
CorMedix Inc
(d)
340 3
Enanta Pharmaceuticals Inc
(d)
1,248 14
Enliven Therapeutics Inc
(d)
128 4
Fennec Pharmaceuticals Inc
(d)
1,289 6
Foghorn Therapeutics Inc
(d)
698 5
Fulcrum Therapeutics Inc
(d)
2,359 7
Galectin Therapeutics Inc
(d),(e)
787 2
Gyre Therapeutics Inc
(d)
444 6
Herbalife Ltd
(d)
316,567 2,390
Heron Therapeutics Inc
(d)
6,631 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Ironwood Pharmaceuticals Inc
(d)
5,487 $ 22
Lyell Immunopharma Inc
(d)
10,015 10
MannKind Corp
(d)
3,627 26
Nature's Sunshine Products Inc
(d)
606 8
Neurogene Inc
(d)
301 13
Option Care Health Inc
(d)
5,054 116
ORIC Pharmaceuticals Inc
(d)
2,779 26
Outlook Therapeutics Inc
(d),(e)
304 2
Owens & Minor Inc
(d)
3,507 45
Pacira BioSciences Inc
(d)
2,307 38
Phibro Animal Health Corp 900 21
Regulus Therapeutics Inc
(d)
3,292 5
SIGA Technologies Inc 857 6
Skye Bioscience Inc
(d)
1,027 5
Spyre Therapeutics Inc
(d)
1,724 56
Supernus Pharmaceuticals Inc
(d)
2,571 88
Telomir Pharmaceuticals Inc
(d)
303 1
Trevi Therapeutics Inc
(d)
1,587 5
USANA Health Sciences Inc
(d)
667 25
Vanda Pharmaceuticals Inc
(d)
3,179 15
Voyager Therapeutics Inc
(d)
2,711 18
$ 5,235
Pipelines - 0 .32%
Excelerate Energy Inc 35,602 850
Golar LNG Ltd 5,491 199
Kinetik Holdings Inc 1,914 93
NextDecade Corp
(d),(e)
423,800 2,475
$ 3,617
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 944 14
P10 Inc 405 5
$ 19
Real Estate - 1 .84%
American Realty Investors Inc
(d)
142 2
Anywhere Real Estate Inc
(d)
5,782 22
Cushman & Wakefield PLC
(d)
1,162,617 15,753
FRP Holdings Inc
(d)
779 23
Kennedy-Wilson Holdings Inc 6,283 67
Legacy Housing Corp
(d)
26,754 663
Marcus & Millichap Inc 1,289 49
Maui Land & Pineapple Co Inc
(d)
42 1
McGrath RentCorp 13,400 1,524
Newmark Group Inc 7,446 112
Offerpad Solutions Inc
(d)
630 2
RE/MAX Holdings Inc
(d)
1,114 14
RMR Group Inc/The 54,906 1,322
Seritage Growth Properties
(d)
243,649 1,021
Star Holdings
(d)
806 10
Stratus Properties Inc
(d)
331 7
Transcontinental Realty Investors Inc
(d)
86 2
$ 20,594
REITs - 5 .01%
Acadia Realty Trust 5,725 140
Advanced Flower Capital Inc 1,000 10
AG Mortgage Investment Trust Inc 1,496 11
AGNC Investment Corp 922,110 8,585
Alexander & Baldwin Inc 4,001 75
Alexander's Inc 6,400 1,453
Alpine Income Property Trust Inc 780 14
American Assets Trust Inc 2,643 71
American Healthcare REIT Inc 4,561 121
Angel Oak Mortgage REIT Inc 550 5
Apartment Investment and Management Co
(d)
4,064 34
Apollo Commercial Real Estate Finance Inc 142,406 1,266
Apple Hospitality REIT Inc 12,686 187
Arbor Realty Trust Inc 10,243 151
Ares Commercial Real Estate Corp 188,647 1,198
Armada Hoffler Properties Inc 3,376 37
ARMOUR Residential REIT Inc 2,675 50

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Blackstone Mortgage Trust Inc 9,641 $ 176
Braemar Hotels & Resorts Inc 4,110 12
Brandywine Realty Trust 9,422 48
BrightSpire Capital Inc 222,960 1,356
Broadstone Net Lease Inc 10,493 185
BRT Apartments Corp 694 11
CareTrust REIT Inc 7,266 237
CBL & Associates Properties Inc 432 11
Centerspace 852 59
Chatham Lodging Trust 2,687 21
Chimera Investment Corp 4,435 67
City Office REIT Inc 2,430 12
Claros Mortgage Trust Inc 80,966 509
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 1,470 28
COPT Defense Properties 6,256 201
CTO Realty Growth Inc 1,294 25
Curbline Properties Corp
(d)
5,269 119
DiamondRock Hospitality Co 122,189 1,047
Diversified Healthcare Trust 12,129 43
Douglas Emmett Inc 8,956 159
Dynex Capital Inc 4,119 50
Easterly Government Properties Inc 5,357 73
Ellington Financial Inc 4,548 55
Elme Communities 4,850 82
Empire State Realty Trust Inc 213,530 2,264
Equity Commonwealth
(d)
5,854 116
Essential Properties Realty Trust Inc 9,762 309
Farmland Partners Inc 2,387 28
Four Corners Property Trust Inc 5,095 140
Franklin BSP Realty Trust Inc 4,525 59
Franklin Street Properties Corp 6,084 11
Getty Realty Corp 2,732 86
Gladstone Commercial Corp 1,830 29
Gladstone Land Corp 1,946 25
Global Medical REIT Inc 3,333 30
Global Net Lease Inc 11,169 87
Granite Point Mortgage Trust Inc 157,951 470
Great Ajax Corp 57,153 179
Hudson Pacific Properties Inc 7,581 33
Independence Realty Trust Inc 12,561 246
Industrial Logistics Properties Trust 3,853 14
Innovative Industrial Properties Inc 1,572 203
InvenTrust Properties Corp 3,773 111
Invesco Mortgage Capital Inc 2,888 23
JBG SMITH Properties 4,632 79
Kite Realty Group Trust 12,081 310
KKR Real Estate Finance Trust Inc 2,354 27
Ladder Capital Corp 6,281 72
LTC Properties Inc 2,378 91
LXP Industrial Trust 16,200 153
Macerich Co/The 12,039 225
MFA Financial Inc 645,575 7,934
National Health Investors Inc 2,334 179
NET Lease Office Properties 829 25
NETSTREIT Corp 3,450 54
New York Mortgage Trust Inc 5,001 29
NexPoint Diversified Real Estate Trust 1,949 10
Nexpoint Real Estate Finance Inc 484 7
NexPoint Residential Trust Inc 1,259 52
NNN REIT Inc 199,665 8,674
One Liberty Properties Inc 886 24
Orchid Island Capital Inc 3,966 30
Orion Office REIT Inc 3,502 13
Outfront Media Inc 4,967 88
Paramount Group Inc 10,255 50
Park Hotels & Resorts Inc 145,600 2,022
Peakstone Realty Trust 1,986 26
Pebblebrook Hotel Trust 173,805 2,082
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
PennyMac Mortgage Investment Trust 4,790 $ 65
Phillips Edison & Co Inc 5,813 220
Piedmont Office Realty Trust Inc 6,828 68
Plymouth Industrial REIT Inc 2,216 45
Postal Realty Trust Inc 789 12
PotlatchDeltic Corp 4,414 184
Ready Capital Corp 8,971 62
Redwood Trust Inc 7,296 53
Retail Opportunity Investments Corp 6,871 107
RLJ Lodging Trust 8,445 75
Sabra Health Care REIT Inc 12,895 250
Safehold Inc 2,861 61
Saul Centers Inc 72 3
Service Properties Trust 9,140 29
Seven Hills Realty Trust 791 10
SITE Centers Corp 2,619 42
SL Green Realty Corp 3,647 276
STAG Industrial Inc 232,035 8,650
Summit Hotel Properties Inc 5,798 36
Sunrise Realty Trust Inc 396 5
Sunstone Hotel Investors Inc 11,302 114
Tanger Inc 3,583 119
Terreno Realty Corp 5,329 320
TPG RE Finance Trust Inc 3,298 29
Two Harbors Investment Corp 5,748 66
UMH Properties Inc 3,053 57
Uniti Group Inc 13,295 67
Universal Health Realty Income Trust 153 6
Urban Edge Properties 6,795 151
Veris Residential Inc 4,330 71
Whitestone REIT 2,664 37
Xenia Hotels & Resorts Inc 5,663 80
$ 56,084
Retail - 4 .77%
Academy Sports & Outdoors Inc 2,890 147
Advance Auto Parts Inc 40,900 1,460
American Eagle Outfitters Inc 2,074 41
America's Car-Mart Inc/TX
(d)
351 14
Arko Corp 3,973 26
Asbury Automotive Group Inc
(d)
8,304 1,892
Beacon Roofing Supply Inc
(d)
134,118 12,348
Biglari Holdings Inc
(d)
46 8
BJ's Restaurants Inc
(d)
493 18
Blink Charging Co
(d),(e)
3,143 6
Bloomin' Brands Inc 138,509 2,298
BlueLinx Holdings Inc
(d)
463 51
Brinker International Inc
(d)
241 25
Caleres Inc 1,308 39
Citi Trends Inc
(d)
378 7
Clean Energy Fuels Corp
(d)
9,476 27
Cracker Barrel Old Country Store Inc
(e)
938 45
Dave & Buster's Entertainment Inc
(d)
33,600 1,241
Denny's Corp
(d)
252,507 1,618
Designer Brands Inc 2,502 13
Destination XL Group Inc
(d)
3,340 9
Dine Brands Global Inc 777 24
El Pollo Loco Holdings Inc
(d)
88,398 1,080
EVgo Inc
(d)
4,890 38
FirstCash Holdings Inc 66,540 6,885
Foot Locker Inc
(d)
4,598 107
Genesco Inc
(d)
467 12
GMS Inc
(d)
237 21
Group 1 Automotive Inc 7,171 2,612
GrowGeneration Corp
(d)
3,153 7
Haverty Furniture Cos Inc 63,643 1,410
J Jill Inc 52 1
La-Z-Boy Inc 2,335 89
Leslie's Inc
(d)
4,402 12
MarineMax Inc
(d)
31,677 923

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Movado Group Inc 878 $ 16
MSC Industrial Direct Co Inc 26,100 2,064
National Vision Holdings Inc
(d)
4,000 42
Nordstrom Inc 41,600 941
Nu Skin Enterprises Inc 260,135 1,611
ODP Corp/The
(d)
1,926 60
OneWater Marine Inc
(d)
55,666 1,212
Papa John's International Inc 23,734 1,243
PC Connection Inc 11,446 728
Petco Health & Wellness Co Inc
(d)
4,903 21
PetMed Express Inc
(d)
122,883 504
Portillo's Inc
(d)
689 9
PriceSmart Inc 514 43
Sally Beauty Holdings Inc
(d)
5,764 75
Shoe Carnival Inc 975 33
Signet Jewelers Ltd 21,882 2,006
Sonic Automotive Inc 39,853 2,260
Tile Shop Holdings Inc
(d)
1,105 7
Tilly's Inc
(d)
1,035 4
Urban Outfitters Inc
(d)
2,542 91
Vera Bradley Inc
(d)
1,675 8
Victoria's Secret & Co
(d)
3,332 101
Warby Parker Inc
(d)
333,775 5,651
Winmark Corp 162 60
Zumiez Inc
(d)
931 19
$ 53,363
Savings & Loans - 1 .99%
Axos Financial Inc
(d)
2,706 183
Banc of California Inc 115,490 1,774
Berkshire Hills Bancorp Inc 60,560 1,649
Brookline Bancorp Inc 157,892 1,777
Capitol Federal Financial Inc 275,265 1,774
ESSA Bancorp Inc 520 10
First Financial Northwest Inc
(e)
435 10
Flagstar Financial Inc 14,114 143
Flushing Financial Corp 114,124 1,788
FS Bancorp Inc 7,702 337
Hingham Institution For Savings The
(e)
3,089 784
Home Bancorp Inc
(e)
4,308 203
HomeTrust Bancshares Inc
(e)
794 26
Northfield Bancorp Inc 145,649 1,714
Northwest Bancshares Inc 7,058 94
OceanFirst Financial Corp 136,354 2,481
Pacific Premier Bancorp Inc 65,921 1,682
Provident Financial Services Inc 132,316 2,471
Southern Missouri Bancorp Inc 14,905 884
Timberland Bancorp Inc/WA 468 13
WaFd Inc 68,905 2,342
Waterstone Financial Inc 898 13
WSFS Financial Corp 3,272 161
$ 22,313
Semiconductors - 1 .60%
ACM Research Inc
(d)
935 18
Alpha & Omega Semiconductor Ltd
(d)
1,286 43
Ambarella Inc
(d)
1,003 56
CEVA Inc
(d)
247 6
Cohu Inc
(d)
2,560 64
Diodes Inc
(d)
36,372 2,127
IPG Photonics Corp
(d)
21,500 1,741
MaxLinear Inc
(d)
161,828 2,099
Navitas Semiconductor Corp
(d),(e)
6,069 15
Ouster Inc
(d),(e)
1,996 13
Penguin Solutions Inc
(d)
2,876 43
Photronics Inc
(d)
93,546 2,133
Rambus Inc
(d)
196,745 9,408
Richardson Electronics Ltd/United States 764 11
Synaptics Inc
(d)
2,013 138
Veeco Instruments Inc
(d)
500 14
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Vishay Precision Group Inc
(d)
702 $ 16
$ 17,945
Software - 0 .52%
Adeia Inc 135,757 1,687
Asure Software Inc
(d)
1,475 15
Bandwidth Inc
(d)
183 4
BigBear.ai Holdings Inc
(d)
1,787 3
Cerence Inc
(d)
2,433 7
CommVault Systems Inc
(d)
156 24
Concentrix Corp 21,600 918
Consensus Cloud Solutions Inc
(d)
1,027 23
CS Disco Inc
(d)
756 4
Daily Journal Corp
(d)
22 11
Definitive Healthcare Corp
(d)
3,327 14
Digi International Inc
(d)
1,964 57
Digimarc Corp
(d)
81 3
Digital Turbine Inc
(d)
5,352 17
Donnelley Financial Solutions Inc
(d)
493 29
E2open Parent Holdings Inc
(d)
11,362 33
EverCommerce Inc
(d)
405 4
Fastly Inc
(d)
1,551 11
Health Catalyst Inc
(d)
3,150 25
I3 Verticals Inc
(d)
1,157 27
IBEX Holdings Ltd
(d)
546 10
Immersion Corp 1,688 14
Instructure Holdings Inc
(d)
610 14
Life360 Inc
(d)
72 3
Logility Supply Chain Solutions Inc 1,848 20
Meridianlink Inc
(d)
658 14
Olo Inc
(d)
2,997 15
ON24 Inc
(d)
1,716 10
Outbrain Inc
(d)
2,406 10
Pagaya Technologies Ltd
(d),(e)
2,581 30
Planet Labs PBC
(d)
11,849 26
Playstudios Inc
(d)
5,206 7
Rackspace Technology Inc
(d)
4,168 10
Silvaco Group Inc
(d)
75 1
SolarWinds Corp 2,971 39
TruBridge Inc
(d)
83,400 1,070
Verint Systems Inc
(d)
3,383 72
Vimeo Inc
(d)
8,207 39
Waystar Holding Corp
(d)
877 25
ZoomInfo Technologies Inc
(d)
129,400 1,430
$ 5,775
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 1,499 48
Telecommunications - 0 .83%
ADTRAN Holdings Inc
(d)
4,350 26
Anterix Inc
(d)
80 3
Applied Digital Corp
(d),(e)
2,142 15
AST SpaceMobile Inc
(d),(e)
7,442 177
ATN International Inc 616 13
Aviat Networks Inc
(d)
21,107 431
BlackSky Technology Inc
(d)
943 6
Calix Inc
(d)
831 29
Ciena Corp
(d)
106,675 6,775
Clearfield Inc
(d)
713 26
CommScope Holding Co Inc
(d)
11,749 79
Consolidated Communications Holdings Inc
(d)
4,532 21
DigitalBridge Group Inc 6,467 101
EchoStar Corp
(d)
6,739 169
Extreme Networks Inc
(d)
3,201 48
Globalstar Inc
(d)
6,686 7
Gogo Inc
(d)
2,075 14
IDT Corp - Class B 268 13
Lumen Technologies Inc
(d)
56,431 361
NETGEAR Inc
(d)
1,524 33
Ooma Inc
(d)
1,189 14
Powerfleet Inc NJ
(d),(e)
5,240 26

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Preformed Line Products Co 4,036 $ 496
Ribbon Communications Inc
(d)
5,346 19
Shenandoah Telecommunications Co 2,657 37
Spok Holdings Inc 1,020 16
Telephone and Data Systems Inc 5,479 163
Viasat Inc
(d)
6,870 66
Viavi Solutions Inc
(d)
12,258 113
$ 9,297
Textiles - 0 .15%
UniFirst Corp/MA 9,340 1,679
Toys, Games & Hobbies - 0 .06%
Funko Inc
(d)
1,839 22
JAKKS Pacific Inc
(d)
21,434 676
$ 698
Transportation - 2 .16%
Air Transport Services Group Inc
(d)
49,396 851
Ardmore Shipping Corp 2,249 32
Costamare Inc 2,166 29
Covenant Logistics Group Inc 385 20
CryoPort Inc
(d)
461 3
DHT Holdings Inc 7,472 77
Dorian LPG Ltd 986 28
FLEX LNG Ltd 719 18
Forward Air Corp 1,368 48
Genco Shipping & Trading Ltd 2,290 36
Golden Ocean Group Ltd 6,735 72
Heartland Express Inc 1,622 18
Himalaya Shipping Ltd
(d)
185 1
Hub Group Inc 3,383 147
International Seaways Inc 28,728 1,251
Kirby Corp
(d)
74,670 8,569
Marten Transport Ltd 78,897 1,222
Matson Inc 1,897 294
Nordic American Tankers Ltd 11,307 37
PAM Transportation Services Inc
(d)
377 6
Pangaea Logistics Solutions Ltd 1,953 13
Proficient Auto Logistics Inc
(d)
742 6
Radiant Logistics Inc
(d)
1,981 13
RXO Inc
(d)
260,360 7,340
Safe Bulkers Inc 3,585 15
Schneider National Inc 58,700 1,660
Scorpio Tankers Inc 2,598 151
SFL Corp Ltd 5,220 55
Teekay Corp Ltd
(d)
3,338 28
Teekay Tankers Ltd 1,307 62
Universal Logistics Holdings Inc 264 11
Werner Enterprises Inc 2,973 110
World Kinect Corp 73,369 1,918
$ 24,141
Trucking & Leasing - 0 .71%
GATX Corp 42,791 5,895
Greenbrier Cos Inc/The 33,120 1,963
Willis Lease Finance Corp 165 30
$ 7,888
Water - 0 .04%
American States Water Co 910 75
California Water Service Group 2,345 122
Consolidated Water Co Ltd 663 16
Middlesex Water Co 861 53
SJW Group 1,808 100
York Water Co/The 732 26
$ 392
TOTAL COMMON STOCKS $ 1,071,263
Total Investments $ 1,124,797
Other Assets and Liabilities -  (0.55)% (6,117)
TOTAL NET ASSETS - 100.00% $ 1,118,680
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,931 or
0.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,643 or 0.42% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 61,517 $ 867,584 $ 903,042 $ 26,059
$ 61,517 $ 867,584 $ 903,042 $ 26,059
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 2,047 $ — $ — $ —
$ 2,047 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2024 Long 41 $ 4,528 $ (79)
Total $ (79)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0.09% Shares Held Value (000's)
Exchange-Traded Funds - 0.09%
iShares National Muni Bond ETF 528 $ 57
iShares Short-Term National Muni Bond ETF 374 39
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
9,994 259
VanEck High Yield Muni ETF 2,363 123
$ 483
TOTAL INVESTMENT COMPANIES $ 483
MUNICIPAL BONDS - 102 .93%
Principal
Amount (000's) Value (000's)
Alabama - 3.27%
Energy Southeast A Cooperative District
5.25%, 07/01/2054
(a)
$ 3,220 $ 3,466
Lower Alabama Gas District/The
5.00%, 09/01/2034 5,000 5,350
5.00%, 09/01/2046 3,445 3,783
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,952
Tender Option Bond Trust Receipts/Certificates
4.40%, 07/01/2025
(a),(b)
2,000 2,000
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(b)
997 1,014
$ 18,565
Arizona - 1.54%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 460
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,300 6,264
Navajo Nation
5.50%, 12/01/2030
(b)
1,990 2,019
$ 8,743
Arkansas - 0.18%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,037
California - 13.14%
California Community Choice Financing Authority
5.00%, 07/01/2053
(a)
5,000 5,287
California Educational Facilities Authority
5.00%, 05/01/2049 3,000 3,607
California Health Facilities Financing Authority
5.00%, 11/15/2046 1,695 1,733
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
6,927 6,818
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(b)
10,000 10,305
California Municipal Finance Authority
4.00%, 07/15/2029 4,050 4,045
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
2,240 2,383
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,002
California State Public Works Board
5.00%, 02/01/2032 2,500 2,827
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(c)
2,000 2,204
Chino Valley Unified School District
5.00%, 08/01/2055
(d)
2,430 2,565
City of Los Angeles Department of Airports
5.00%, 05/15/2029 1,250 1,334
5.00%, 05/15/2037
(d)
3,824 4,073
5.00%, 05/15/2044
(d)
5,150 5,240
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles Unified School District/CA
5.00%, 07/01/2034 $ 4,500 $ 5,334
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,244
Ontario International Airport Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 05/15/2031
(c)
1,000 1,085
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(c)
1,340 1,341
San Diego County Regional Airport Authority
5.00%, 07/01/2040 65 67
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,886
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,553
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,493
State of California
5.00%, 08/01/2027 2,000 2,122
$ 74,548
Colorado - 0.73%
Denver Convention Center Hotel Authority
5.00%, 12/01/2040 1,000 1,009
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,029
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 912
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,184
$ 4,134
Connecticut - 0.69%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
3,900 3,934
District of Columbia - 0.83%
District of Columbia
5.00%, 08/01/2039 4,155 4,698
Florida - 6.78%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,706
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,545
Collier County Industrial Development
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2049
(c)
1,500 1,594
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(d)
7,000 7,133
County of Palm Beach FL Airport System Revenue
5.00%, 10/01/2044
(f)
700 760
Florida Development Finance Corp
3.00%, 06/01/2032 4,000 3,605
5.00%, 05/01/2029
(b)
2,000 2,035
5.50%, 07/01/2053 3,500 3,612
6.13%, 07/01/2032
(a),(b)
4,000 4,099
Florida Development Finance Corp (credit support
from Assured Guaranty Municipal Corp )
5.25%, 07/01/2047
(c)
4,985 5,232
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 1,000 1,130
$ 38,451
Georgia - 5.07%
Atlanta Development Authority/The
5.00%, 04/01/2034
(b)
5,650 5,680
5.50%, 04/01/2039
(b)
4,000 4,054

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia (continued)
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 $ 9,235 $ 9,970
City of Atlanta GA Department of Aviation
5.00%, 07/01/2032 2,180 2,292
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
1,752 1,752
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,072
5.25%, 07/01/2043 3,585 3,953
$ 28,773
Illinois - 11.29%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,067
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,475
City of Chicago IL
5.25%, 01/01/2029 2,000 2,003
5.50%, 01/01/2049 1,000 1,027
6.00%, 01/01/2038 2,965 3,072
7.46%, 02/15/2026 408 298
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,003
5.00%, 01/01/2032 1,000 1,002
5.00%, 01/01/2033 2,000 2,004
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,002
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,577
Illinois State Toll Highway Authority
4.00%, 01/01/2046
(d)
600 581
5.00%, 12/01/2031 5,200 5,304
5.00%, 01/01/2040
(d)
2,000 2,027
5.25%, 01/01/2043
(d)
2,340 2,589
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(c)
5,000 4,923
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
2,185 2,268
Metropolitan Water Reclamation District of Greater
Chicago
5.00%, 12/01/2028 4,000 4,157
5.00%, 12/01/2031 1,000 1,035
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,887
5.00%, 01/01/2040 3,000 3,095
State of Illinois
5.00%, 11/01/2027 2,415 2,539
5.00%, 11/01/2028 4,590 4,820
5.00%, 12/01/2032 1,380 1,434
5.50%, 10/01/2044 6,855 7,472
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 127 119
$ 64,080
Indiana - 0.70%
City of Whiting IN
3.00%, 11/01/2051 455 372
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,688
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Indiana (continued)
Town of Shoals IN
7.25%, 11/01/2043 $ 1,910 $ 1,914
$ 3,974
Iowa - 0.10%
Iowa Finance Authority
7.50%, 05/15/2053 500 565
Kentucky - 2.02%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 912
Kentucky Public Energy Authority
5.00%, 01/01/2055
(a)
3,000 3,216
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,342
$ 11,470
Louisiana - 2.45%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 6,946
4.40%, 11/01/2044
(b)
1,700 1,704
5.50%, 11/01/2039
(b)
2,105 2,217
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
3.80%, 05/01/2054
(a)
900 900
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,011
6.10%, 12/01/2040
(a),(b)
1,000 1,108
$ 13,886
Massachusetts - 2.19%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,182
Massachusetts Development Finance Agency
5.00%, 07/15/2040 7,500 9,038
5.00%, 07/01/2050 1,000 1,183
$ 12,403
Michigan - 3.07%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,045
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(c)
1,000 1,069
5.00%, 05/01/2037
(c)
1,000 1,064
5.00%, 05/01/2038
(c)
2,000 2,117
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,003
Michigan Finance Authority
4.00%, 02/15/2047 3,400 3,135
Michigan State Building Authority
3.35%, 04/15/2059
(a)
1,735 1,735
Michigan Strategic Fund
4.00%, 10/01/2061
(a)
3,800 3,806
5.00%, 06/30/2048 2,390 2,422
$ 17,396
Minnesota - 0.88%
State of Minnesota
4.00%, 08/01/2044 5,000 5,008
Missouri - 0.73%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,374
5.00%, 07/01/2044 1,100 1,149
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(c)
1,500 1,634
$ 4,157

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Montana - 1.18%
County of Gallatin MT
4.00%, 10/15/2041
(b)
$ 5,000 $ 3,959
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(c)
805 768
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,974
$ 6,701
Nevada - 2.32%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
9,000 9,286
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,879
$ 13,165
New Hampshire - 0.39%
New Hampshire Business Finance Authority
3.75%, 07/01/2045
(a),(b)
1,000 845
4.13%, 01/20/2034 390 390
4.88%, 11/01/2042
(b)
1,000 991
$ 2,226
New Jersey - 5.09%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 750
Casino Reinvestment Development Authority
Inc (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2042
(c)
1,000 1,086
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 1,024
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,007
New Jersey Turnpike Authority
5.25%, 01/01/2054 1,000 1,099
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,085
State of New Jersey
4.00%, 06/01/2031 5,000 5,278
5.00%, 06/01/2028 2,100 2,256
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 5,175
5.25%, 06/01/2046 5,000 5,143
$ 28,903
New Mexico - 0 .09%
City of Farmington NM
2.15%, 04/01/2033 600 487
New York - 10.70%
Metropolitan Transportation Authority
4.00%, 11/15/2044 1,900 1,833
5.00%, 11/15/2025 400 407
5.00%, 11/15/2032 1,000 1,088
5.00%, 11/15/2045 3,025 3,161
New York City Municipal Water Finance Authority
5.00%, 06/15/2034 3,500 4,048
5.25%, 06/15/2047 3,000 3,283
New York City Transitional Finance Authority
5.50%, 05/01/2042 3,050 3,476
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 11/01/2038 2,835 3,176
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 751
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,383
5.00%, 10/01/2050
(d)
5,500 6,366
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp )
5.25%, 10/01/2044
(c)
$ 1,000 $ 1,097
5.50%, 10/01/2054
(c)
3,000 3,298
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 918
4.00%, 12/01/2042 1,000 945
5.00%, 12/01/2028 2,350 2,510
5.00%, 01/01/2032 7,200 7,357
5.00%, 01/01/2034 3,200 3,261
5.00%, 10/01/2040 2,000 2,064
5.00%, 07/01/2046 3,500 3,476
5.63%, 04/01/2040 1,000 1,074
New York Transportation Development Corp (credit
support from Assured Guaranty Municipal Corp )
4.50%, 12/31/2054
(c),(f)
350 341
Oneida Indian Nation of New York
6.00%, 09/01/2043
(b)
1,900 2,069
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 29
Triborough Bridge & Tunnel Authority
4.13%, 05/15/2054 1,000 978
Westchester County Local Development
Corp (credit support from Assured Guaranty
Municipal Corp )
5.75%, 11/01/2048
(c)
2,075 2,315
$ 60,704
North Carolina - 0.28%
Raleigh Durham Airport Authority
5.00%, 05/01/2033 1,500 1,586
Ohio - 4.23%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,123
4.00%, 06/01/2039 1,850 1,812
5.00%, 06/01/2055 7,500 6,772
County of Cuyahoga OH
5.00%, 12/01/2049 2,655 2,802
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,443
5.00%, 01/01/2046 2,500 2,471
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 993
4.50%, 01/15/2048
(b)
850 821
Ohio State University/The
5.00%, 12/01/2033 5,000 5,741
$ 23,978
Oregon - 0.97%
State of Oregon Department of Transportation
5.00%, 11/15/2034 4,750 5,494
Other Territory - 0.35%
JPMorgan Chase Putters/Drivers Trust
4.55%, 06/01/2027
(a),(b)
2,000 2,000
Pennsylvania - 5.66%
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,760
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,132
Lancaster Industrial Development Authority
4.00%, 07/01/2051 1,000 882
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,386
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,189
5.00%, 12/01/2036 1,725 1,791

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 $ 4,055 $ 4,326
5.25%, 12/01/2044 4,350 4,580
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 1,500 1,435
Philadelphia Gas Works Co (credit support from
Assured Guaranty Municipal Corp )
5.25%, 08/01/2054
(c)
1,000 1,077
Sports & Exhibition Authority of Pittsburgh &
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2034
(c)
6,895 7,542
$ 32,100
Puerto Rico - 0.55%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(e)
428 292
0.00%, 11/01/2043
(a),(e)
1,470 947
4.00%, 07/01/2033 183 180
4.00%, 07/01/2037 257 249
4.00%, 07/01/2041 349 329
4.00%, 07/01/2046 363 338
5.63%, 07/01/2029 361 389
5.75%, 07/01/2031 351 387
$ 3,111
South Carolina - 1.33%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2047 1,830 1,841
5.25%, 11/15/2052 1,500 1,503
6.00%, 06/01/2031
(b)
1,000 150
6.50%, 06/01/2051
(b)
4,500 675
South Carolina Public Service Authority
5.25%, 12/01/2049 3,135 3,387
$ 7,556
South Dakota - 0.26%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,481
Tennessee - 0.81%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,588
Texas - 7.01%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,798
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,285
City of Galveston TX Wharves & Terminal Revenue
5.50%, 08/01/2041 1,800 1,961
City of Houston TX Airport System Revenue
6.63%, 07/15/2038 5,770 5,828
Gulf Coast Industrial Development Authority
4.05%, 11/01/2041
(a)
1,400 1,400
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,003
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,002
Permanent University Fund - University of Texas
System
5.00%, 07/01/2036 2,000 2,329
Port of Beaumont Navigation District
3.63%, 01/01/2035
(b)
4,535 4,175
Port of Port Arthur Navigation District
4.30%, 04/01/2040
(a)
1,000 1,000
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,064
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 $ 8,440 $ 8,673
Texas Private Activity Bond Surface Transportation
Corp
5.00%, 12/31/2033 4,000 4,238
$ 39,756
Utah - 1.46%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,034
5.00%, 10/15/2032 4,385 4,497
5.00%, 10/15/2037 1,500 1,528
5.38%, 10/15/2040 1,200 1,232
$ 8,291
Virginia - 2.97%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,001
6.00%, 07/01/2044 1,000 1,002
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(c)
5,000 5,104
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,133
Virginia Public School Authority (credit support
from State Intercept Program )
5.00%, 08/01/2030
(c)
3,535 3,864
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,762
$ 16,866
Washington - 0.98%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,591
Wisconsin - 0.64%
Public Finance Authority
4.00%, 09/30/2051 2,500 2,157
5.00%, 10/01/2043
(b)
1,500 1,505
$ 3,662
TOTAL MUNICIPAL BONDS $ 584,068
Total Investments $ 584,551
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.32)%
Notes with interest rates of 3.25% - 3.42% at
October 31, 2024 and contractual maturities of
collateral from 2025-2045.
(g)
$ (24,507) (24,507)
Total Net Investments $ 560,044
Other Assets and Liabilities -  1.30% 7,379
TOTAL NET ASSETS - 100.00% $ 567,423
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,596 or 11.03% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2024.

Glossary to the Schedule of Investments
October 31, 2024
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
PEN Peruvian Nuevo Sol
PLN Polish Zloty
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2024 $ 9 .30 $ 0 .30 $ 0 .56 $ 0 .86 ( $ 0 .30 ) ( $ 0 .30 ) $ 9 .86
2023 9 .27 0 .28 0 .02 0 .30 ( 0 .27 ) ( 0 .27 ) 9 .30
2022 11 .02 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .25 ) ( 0 .25 ) 9 .27
2021 10 .85 0 .24 0 .17 0 .41 ( 0 .24 ) ( 0 .24 ) 11 .02
2020 10 .80 0 .25 0 .01 0 .26 ( 0 .21 ) ( 0 .21 ) 10 .85
Class C shares
2024 9 .32 0 .21 0 .56 0 .77 ( 0 .21 ) ( 0 .21 ) 9 .88
2023 9 .29 0 .20 0 .02 0 .22 ( 0 .19 ) ( 0 .19 ) 9 .32
2022 11 .05 0 .16 ( 1 .76 ) ( 1 .60 ) ( 0 .16 ) ( 0 .16 ) 9 .29
2021 10 .87 0 .15 0 .18 0 .33 ( 0 .15 ) ( 0 .15 ) 11 .05
2020 10 .82 0 .16 0 .01 0 .17 ( 0 .12 ) ( 0 .12 ) 10 .87
Institutional shares
2024 9 .30 0 .32 0 .57 0 .89 ( 0 .32 ) ( 0 .32 ) 9 .87
2023 9 .27 0 .31 0 .02 0 .33 ( 0 .30 ) ( 0 .30 ) 9 .30
2022 11 .03 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .27 ) ( 0 .27 ) 9 .27
2021 10 .86 0 .26 0 .18 0 .44 ( 0 .27 ) ( 0 .27 ) 11 .03
2020 10 .81 0 .28 0 .01 0 .29 ( 0 .24 ) ( 0 .24 ) 10 .86

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .27% (b) $ 323,809 0 .87% 0 .71% (c) 3 .02% 35 .9%
3 .19 (b) 301,835 0 .89 0 .72 (c) 2 .89 31 .5
( 13 .86 ) (b) ,(d) 328,411 0 .78 0 .72 (c) 2 .42 38 .9
3 .89 (b) ,(d) 471,777 0 .79 0 .76 (c) 2 .11 13 .2
2 .44 (b) 446,357 0 .79 0 .76 (c) 2 .29 40 .1
8 .34 (b) 20,508 1 .70 1 .54 (c) 2 .18 35 .9
2 .32 (b) 21,229 1 .73 1 .56 (c) 2 .05 31 .5
( 14 .55 ) (b) 26,031 1 .60 1 .54 (c) 1 .59 38 .9
3 .05 (b) 39,213 1 .59 1 .56 (c) 1 .31 13 .2
1 .61 (b) 41,166 1 .60 1 .57 (c) 1 .49 40 .1
9 .64 279,440 0 .62 (e) 0 .46 (c) ,(e) 3 .27 35 .9
3 .46 235,290 0 .63 (e) 0 .46 (c) ,(e) 3 .15 31 .5
( 13 .65 ) 198,684 0 .53 (e) 0 .47 (c) ,(e) 2 .68 38 .9
4 .05 217,309 0 .54 (e) 0 .51 (c) ,(e) 2 .36 13 .2
2 .70 166,577 0 .54 (e) 0 .51 (c) ,(e) 2 .60 40 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2024 $ 7 .95 $ 0 .25 $ 0 .60 $ 0 .85 ( $ 0 .27 ) ( $ 0 .27 ) $ 8 .53
2023 8 .19 0 .22 ( 0 .22 ) – ( 0 .24 ) ( 0 .24 ) 7 .95
2022 9 .95 0 .16 ( 1 .72 ) ( 1 .56 ) ( 0 .20 ) ( 0 .20 ) 8 .19
2021 10 .17 0 .13 ( 0 .16 ) ( 0 .03 ) ( 0 .19 ) ( 0 .19 ) 9 .95
2020 9 .78 0 .18 0 .43 0 .61 ( 0 .22 ) ( 0 .22 ) 10 .17
Class J shares
2024 7 .97 0 .26 0 .60 0 .86 ( 0 .28 ) ( 0 .28 ) 8 .55
2023 8 .21 0 .23 ( 0 .22 ) 0 .01 ( 0 .25 ) ( 0 .25 ) 7 .97
2022 9 .98 0 .17 ( 1 .72 ) ( 1 .55 ) ( 0 .22 ) ( 0 .22 ) 8 .21
2021 10 .19 0 .15 ( 0 .15 ) – ( 0 .21 ) ( 0 .21 ) 9 .98
2020 9 .81 0 .19 0 .43 0 .62 ( 0 .24 ) ( 0 .24 ) 10 .19
Institutional shares
2024 7 .98 0 .27 0 .60 0 .87 ( 0 .29 ) ( 0 .29 ) 8 .56
2023 8 .22 0 .24 ( 0 .21 ) 0 .03 ( 0 .27 ) ( 0 .27 ) 7 .98
2022 9 .99 0 .18 ( 1 .72 ) ( 1 .54 ) ( 0 .23 ) ( 0 .23 ) 8 .22
2021 10 .20 0 .16 ( 0 .15 ) 0 .01 ( 0 .22 ) ( 0 .22 ) 9 .99
2020 9 .81 0 .20 0 .44 0 .64 ( 0 .25 ) ( 0 .25 ) 10 .20
R-1 shares
2024 7 .98 0 .21 0 .60 0 .81 ( 0 .23 ) ( 0 .23 ) 8 .56
2023 8 .22 0 .18 ( 0 .22 ) ( 0 .04 ) ( 0 .20 ) ( 0 .20 ) 7 .98
2022 9 .99 0 .11 ( 1 .72 ) ( 1 .61 ) ( 0 .16 ) ( 0 .16 ) 8 .22
2021 10 .20 0 .08 ( 0 .15 ) ( 0 .07 ) ( 0 .14 ) ( 0 .14 ) 9 .99
2020 9 .82 0 .13 0 .42 0 .55 ( 0 .17 ) ( 0 .17 ) 10 .20

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .76% (b) $ 207,573 0 .71% – % 2 .94% 13 .9%
( 0 .10 ) (b) 201,448 0 .79 – 2 .57 9 .9
( 15 .89 ) (b) ,(c) 199,804 0 .76 – 1 .71 13 .7
( 0 .18 ) (b) ,(c) 293,606 0 .78 – 1 .30 15 .8
6 .32 (b) 337,294 0 .82 – 1 .77 21 .0
10 .91 (b) 82,571 0 .55 (d) 0 .56 (e) 3 .11 13 .9
0 .04 (b) 79,226 0 .65 (d) 0 .67 (e) 2 .70 9 .9
( 15 .74 ) (b) 84,794 0 .62 (d) 0 .64 (e) 1 .85 13 .7
( 0 .05 ) (b) 114,866 0 .64 (d) 0 .66 (e) 1 .44 15 .8
6 .34 (b) 132,319 0 .68 (d) 0 .71 (e) 1 .91 21 .0
11 .01 542,411 0 .44 (f) – 3 .20 13 .9
0 .23 785,524 0 .46 (f) – 2 .90 9 .9
( 15 .60 ) 636,066 0 .47 (f) – 2 .00 13 .7
0 .06 770,550 0 .54 (f) – 1 .55 15 .8
6 .56 674,265 0 .58 (f) – 2 .02 21 .0
10 .15 5,783 1 .22 – 2 .43 13 .9
( 0 .56 ) 6,277 1 .26 – 2 .09 9 .9
( 16 .27 ) 7,203 1 .26 – 1 .20 13 .7
( 0 .69 ) 11,332 1 .29 – 0 .79 15 .8
5 .65 12,967 1 .33 – 1 .28 21 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
R-3 shares
2024 $ 8 .00 $ 0 .23 $ 0 .60 $ 0 .83 ( $ 0 .25 ) ( $ 0 .25 ) $ 8 .58
2023 8 .24 0 .20 ( 0 .21 ) ( 0 .01 ) ( 0 .23 ) ( 0 .23 ) 8 .00
2022 10 .01 0 .14 ( 1 .72 ) ( 1 .58 ) ( 0 .19 ) ( 0 .19 ) 8 .24
2021 10 .22 0 .11 ( 0 .15 ) ( 0 .04 ) ( 0 .17 ) ( 0 .17 ) 10 .01
2020 9 .83 0 .16 0 .43 0 .59 ( 0 .20 ) ( 0 .20 ) 10 .22
R-4 shares
2024 8 .00 0 .25 0 .60 0 .85 ( 0 .27 ) ( 0 .27 ) 8 .58
2023 8 .23 0 .22 ( 0 .21 ) 0 .01 ( 0 .24 ) ( 0 .24 ) 8 .00
2022 10 .00 0 .16 ( 1 .73 ) ( 1 .57 ) ( 0 .20 ) ( 0 .20 ) 8 .23
2021 10 .21 0 .13 ( 0 .15 ) ( 0 .02 ) ( 0 .19 ) ( 0 .19 ) 10 .00
2020 9 .83 0 .18 0 .42 0 .60 ( 0 .22 ) ( 0 .22 ) 10 .21
R-5 shares
2024 7 .97 0 .26 0 .60 0 .86 ( 0 .28 ) ( 0 .28 ) 8 .55
2023 8 .21 0 .23 ( 0 .21 ) 0 .02 ( 0 .26 ) ( 0 .26 ) 7 .97
2022 9 .98 0 .17 ( 1 .73 ) ( 1 .56 ) ( 0 .21 ) ( 0 .21 ) 8 .21
2021 10 .19 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .20 ) ( 0 .20 ) 9 .98
2020 9 .81 0 .19 0 .42 0 .61 ( 0 .23 ) ( 0 .23 ) 10 .19
R-6 shares
2024 7 .97 0 .28 0 .60 0 .88 ( 0 .30 ) ( 0 .30 ) 8 .55
2023 8 .21 0 .25 ( 0 .21 ) 0 .04 ( 0 .28 ) ( 0 .28 ) 7 .97
2022 9 .98 0 .19 ( 1 .72 ) ( 1 .53 ) ( 0 .24 ) ( 0 .24 ) 8 .21
2021 10 .19 0 .17 ( 0 .15 ) 0 .02 ( 0 .23 ) ( 0 .23 ) 9 .98
2020 9 .80 0 .21 0 .44 0 .65 ( 0 .26 ) ( 0 .26 ) 10 .19

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .47% $ 9,170 0 .91% 2 .74% 13 .9%
( 0 .25 ) 9,070 0 .95 2 .40 9 .9
( 15 .97 ) 10,025 0 .95 1 .52 13 .7
( 0 .38 ) 12,325 0 .98 1 .10 15 .8
6 .07 19,911 1 .02 1 .59 21 .0
10 .68 4,411 0 .72 2 .93 13 .9
0 .06 3,128 0 .76 2 .59 9 .9
( 15 .83 ) 10,822 0 .76 1 .71 13 .7
( 0 .19 ) 14,605 0 .79 1 .29 15 .8
6 .17 13,116 0 .83 1 .77 21 .0
10 .85 17,233 0 .60 3 .05 13 .9
0 .06 19,969 0 .64 2 .72 9 .9
( 15 .76 ) 18,198 0 .64 1 .81 13 .7
( 0 .07 ) 32,242 0 .67 1 .41 15 .8
6 .31 38,478 0 .71 1 .89 21 .0
11 .14 9,972,321 0 .34 3 .31 13 .9
0 .32 8,552,003 0 .38 2 .97 9 .9
( 15 .54 ) 8,288,998 0 .38 2 .10 13 .7
0 .18 9,159,603 0 .41 (b) 1 .67 15 .8
6 .69 8,278,200 0 .45 (b) 2 .15 21 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2024 $ 8 .51 $ 0 .35 $ 0 .55 $ 0 .90 ( $ 0 .34 ) $ – ( $ 0 .34 ) $ 9 .07
2023 8 .84 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .27 ) – ( 0 .27 ) 8 .51
2022 10 .99 0 .20 ( 2 .05 ) ( 1 .85 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .84
2021 11 .57 0 .17 ( 0 .03 ) 0 .14 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 10 .99
2020 11 .13 0 .24 0 .54 0 .78 ( 0 .34 ) – ( 0 .34 ) 11 .57
Class J shares
2024 8 .58 0 .35 0 .56 0 .91 ( 0 .34 ) – ( 0 .34 ) 9 .15
2023 8 .91 0 .28 ( 0 .35 ) ( 0 .07 ) ( 0 .26 ) – ( 0 .26 ) 8 .58
2022 11 .08 0 .20 ( 2 .07 ) ( 1 .87 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .91
2021 11 .66 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 11 .08
2020 11 .21 0 .25 0 .54 0 .79 ( 0 .34 ) – ( 0 .34 ) 11 .66
Institutional shares
2024 8 .51 0 .38 0 .54 0 .92 ( 0 .37 ) – ( 0 .37 ) 9 .06
2023 8 .84 0 .31 ( 0 .35 ) ( 0 .04 ) ( 0 .29 ) – ( 0 .29 ) 8 .51
2022 10 .98 0 .23 ( 2 .04 ) ( 1 .81 ) ( 0 .20 ) ( 0 .13 ) ( 0 .33 ) 8 .84
2021 11 .57 0 .21 ( 0 .04 ) 0 .17 ( 0 .23 ) ( 0 .53 ) ( 0 .76 ) 10 .98
2020 11 .13 0 .28 0 .53 0 .81 ( 0 .37 ) – ( 0 .37 ) 11 .57
R-1 shares
2024 8 .50 0 .30 0 .55 0 .85 ( 0 .30 ) – ( 0 .30 ) 9 .05
2023 8 .83 0 .24 ( 0 .35 ) ( 0 .11 ) ( 0 .22 ) – ( 0 .22 ) 8 .50
2022 10 .98 0 .15 ( 2 .05 ) ( 1 .90 ) ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 8 .83
2021 11 .56 0 .11 ( 0 .02 ) 0 .09 ( 0 .14 ) ( 0 .53 ) ( 0 .67 ) 10 .98
2020 11 .13 0 .19 0 .52 0 .71 ( 0 .28 ) – ( 0 .28 ) 11 .56

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .68% (b) $ 64,346 0 .81% (c) – % 3 .83% 159 .6%
( 0 .83 ) (b) 65,589 0 .84 (c) – 3 .16 156 .0
( 17 .03 ) (b) 69,698 0 .84 (c) – 2 .04 160 .7
1 .24 (b) 94,268 0 .84 (c) – 1 .54 181 .5
6 .98 (b) ,(d) 100,498 0 .88 (c) – 2 .12 167 .0
10 .72 (b) 95,565 0 .80 (e) 0 .81 (f) 3 .85 159 .6
( 0 .93 ) (b) 94,195 0 .94 (e) 0 .98 (f) 3 .06 156 .0
( 17 .08 ) (b) 103,790 0 .85 (e) 0 .93 (f) 2 .04 160 .7
1 .25 (b) 142,242 0 .82 (e) 0 .91 (f) 1 .56 181 .5
7 .07 (b) ,(d) 155,238 0 .83 (e) 0 .92 (f) 2 .17 167 .0
10 .90 330,925 0 .51 (c) – 4 .14 159 .6
( 0 .44 ) (d) 330,432 0 .56 (c) – 3 .44 156 .0
( 16 .89 ) (d) 350,465 0 .56 (c) – 2 .34 160 .7
1 .54 (d) 398,554 0 .56 (c) – 1 .85 181 .5
7 .41 318,810 0 .57 (c) – 2 .44 167 .0
10 .01 2,927 1 .33 – 3 .33 159 .6
( 1 .36 ) 2,834 1 .38 (c) – 2 .61 156 .0
( 17 .50 ) 3,181 1 .38 (c) – 1 .51 160 .7
0 .71 3,719 1 .38 (c) – 1 .03 181 .5
6 .45 4,234 1 .38 (c) – 1 .65 167 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
R-3 shares
2024 $ 8 .44 $ 0 .33 $ 0 .54 $ 0 .87 ( $ 0 .32 ) $ – ( $ 0 .32 ) $ 8 .99
2023 8 .77 0 .26 ( 0 .34 ) ( 0 .08 ) ( 0 .25 ) – ( 0 .25 ) 8 .44
2022 10 .91 0 .18 ( 2 .04 ) ( 1 .86 ) ( 0 .15 ) ( 0 .13 ) ( 0 .28 ) 8 .77
2021 11 .49 0 .15 ( 0 .03 ) 0 .12 ( 0 .17 ) ( 0 .53 ) ( 0 .70 ) 10 .91
2020 11 .06 0 .22 0 .52 0 .74 ( 0 .31 ) – ( 0 .31 ) 11 .49
R-4 shares
2024 8 .65 0 .35 0 .56 0 .91 ( 0 .34 ) – ( 0 .34 ) 9 .22
2023 8 .98 0 .29 ( 0 .36 ) ( 0 .07 ) ( 0 .26 ) – ( 0 .26 ) 8 .65
2022 11 .16 0 .20 ( 2 .08 ) ( 1 .88 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .98
2021 11 .74 0 .17 ( 0 .03 ) 0 .14 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .16
2020 11 .29 0 .25 0 .53 0 .78 ( 0 .33 ) – ( 0 .33 ) 11 .74
R-5 shares
2024 8 .46 0 .36 0 .53 0 .89 ( 0 .35 ) – ( 0 .35 ) 9 .00
2023 8 .78 0 .29 ( 0 .33 ) ( 0 .04 ) ( 0 .28 ) – ( 0 .28 ) 8 .46
2022 10 .92 0 .21 ( 2 .04 ) ( 1 .83 ) ( 0 .18 ) ( 0 .13 ) ( 0 .31 ) 8 .78
2021 11 .50 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .92
2020 11 .07 0 .25 0 .53 0 .78 ( 0 .35 ) – ( 0 .35 ) 11 .50

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .42% $ 13,628 1 .02% 3 .62% 159 .6%
( 1 .06 ) 14,967 1 .07 (b) 2 .93 156 .0
( 17 .25 ) 13,893 1 .07 (b) 1 .81 160 .7
1 .03 20,465 1 .07 (b) 1 .33 181 .5
6 .83 20,466 1 .07 (b) 1 .93 167 .0
10 .60 3,962 0 .83 3 .83 159 .6
( 0 .86 ) 4,425 0 .88 (b) 3 .11 156 .0
( 17 .08 ) 5,015 0 .88 (b) 2 .00 160 .7
1 .19 6,969 0 .88 (b) 1 .52 181 .5
7 .06 8,449 0 .88 (b) 2 .16 167 .0
10 .62 37,351 0 .71 3 .94 159 .6
( 0 .64 ) 37,949 0 .76 (b) 3 .24 156 .0
( 16 .98 ) 38,423 0 .76 (b) 2 .16 160 .7
1 .34 44,691 0 .76 (b) 1 .64 181 .5
7 .15 49,176 0 .76 (b) 2 .23 167 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME FUND
Class A shares
2024 $ 11 .26 $ 0 .73 $ 0 .71 $ 1 .44 ( $ 0 .74 ) $ – ( $ 0 .74 ) $ 11 .96
2023 11 .58 0 .70 ( 0 .35 ) 0 .35 ( 0 .67 ) – ( 0 .67 ) 11 .26
2022 13 .87 0 .55 ( 2 .27 ) ( 1 .72 ) ( 0 .56 ) ( 0 .01 ) ( 0 .57 ) 11 .58
2021 12 .57 0 .56 1 .32 1 .88 ( 0 .58 ) – ( 0 .58 ) 13 .87
2020 13 .72 0 .60 ( 1 .15 ) ( 0 .55 ) ( 0 .56 ) ( 0 .04 ) ( 0 .60 ) 12 .57
Class C shares
2024 11 .19 0 .64 0 .71 1 .35 ( 0 .65 ) – ( 0 .65 ) 11 .89
2023 11 .51 0 .61 ( 0 .35 ) 0 .26 ( 0 .58 ) – ( 0 .58 ) 11 .19
2022 13 .78 0 .45 ( 2 .25 ) ( 1 .80 ) ( 0 .47 ) – ( 0 .47 ) 11 .51
2021 12 .49 0 .47 1 .29 1 .76 ( 0 .47 ) – ( 0 .47 ) 13 .78
2020 13 .63 0 .50 ( 1 .14 ) ( 0 .64 ) ( 0 .47 ) ( 0 .03 ) ( 0 .50 ) 12 .49
Institutional shares
2024 11 .20 0 .76 0 .71 1 .47 ( 0 .78 ) – ( 0 .78 ) 11 .89
2023 11 .52 0 .74 ( 0 .35 ) 0 .39 ( 0 .71 ) – ( 0 .71 ) 11 .20
2022 13 .79 0 .59 ( 2 .24 ) ( 1 .65 ) ( 0 .61 ) ( 0 .01 ) ( 0 .62 ) 11 .52
2021 12 .50 0 .61 1 .31 1 .92 ( 0 .63 ) – ( 0 .63 ) 13 .79
2020 13 .66 0 .64 ( 1 .16 ) ( 0 .52 ) ( 0 .60 ) ( 0 .04 ) ( 0 .64 ) 12 .50
R-6 shares
2024 11 .19 0 .76 0 .71 1 .47 ( 0 .78 ) – ( 0 .78 ) 11 .88
2023 11 .51 0 .73 ( 0 .33 ) 0 .40 ( 0 .72 ) – ( 0 .72 ) 11 .19
2022 13 .78 0 .58 ( 2 .23 ) ( 1 .65 ) ( 0 .61 ) ( 0 .01 ) ( 0 .62 ) 11 .51
2021 12 .49 0 .62 1 .30 1 .92 ( 0 .63 ) – ( 0 .63 ) 13 .78
2020 13 .64 0 .64 ( 1 .15 ) ( 0 .51 ) ( 0 .60 ) ( 0 .04 ) ( 0 .64 ) 12 .49

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .01% (b) $ 970,669 1 .02% (c) 6 .11% 86 .3%
2 .98 (b) 1,024,316 1 .03 (d) 5 .95 75 .1
( 12 .68 ) (b) 1,156,493 1 .01 (d) 4 .31 72 .1
15 .13 (b) 1,475,288 1 .02 (d) 4 .10 93 .6
( 4 .01 ) (b) ,(e) 1,246,664 1 .01 (d) 4 .69 79 .7
12 .25 (b) 130,856 1 .77 (c) 5 .38 86 .3
2 .18 (b) 168,004 1 .79 (d) 5 .17 75 .1
( 13 .30 ) (b) 269,493 1 .77 (d) 3 .50 72 .1
14 .24 (b) 469,597 1 .76 (d) 3 .48 93 .6
( 4 .71 ) (b) ,(e) 828,186 1 .77 (d) 3 .94 79 .7
13 .38 1,401,376 0 .69 (c) ,(d) 6 .43 86 .3
3 .36 1,341,117 0 .68 (d) 6 .30 75 .1
( 12 .31 ) 1,769,364 0 .68 (d) 4 .63 72 .1
15 .52 2,448,424 0 .68 (d) 4 .48 93 .6
( 3 .71 ) 2,686,381 0 .68 (d) 5 .03 79 .7
13 .40 104,439 0 .68 (c) ,(d) 6 .41 86 .3
3 .37 104,419 0 .67 (d) 6 .25 75 .1
( 12 .31 ) 43,433 0 .67 (d) 4 .49 72 .1
15 .54 101,194 0 .68 (d) 4 .54 93 .6
( 3 .70 ) (e) 133,451 0 .67 (d) 5 .04 79 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2024 $ 11 .87 $ 0 .19 $ 2 .44 $ 2 .63 ( $ 0 .28 ) $ – ( $ 0 .28 ) $ 14 .22
2023 10 .77 0 .16 1 .01 1 .17 ( 0 .07 ) – ( 0 .07 ) 11 .87
2022 16 .33 0 .21 ( 3 .85 ) ( 3 .64 ) ( 0 .50 ) ( 1 .42 ) ( 1 .92 ) 10 .77
2021 12 .74 0 .18 3 .52 3 .70 ( 0 .11 ) – ( 0 .11 ) 16 .33
2020 12 .52 0 .11 0 .34 0 .45 ( 0 .23 ) – ( 0 .23 ) 12 .74
Class J shares
2024 11 .70 0 .21 2 .41 2 .62 ( 0 .30 ) – ( 0 .30 ) 14 .02
2023 10 .62 0 .17 1 .00 1 .17 ( 0 .09 ) – ( 0 .09 ) 11 .70
2022 16 .13 0 .22 ( 3 .79 ) ( 3 .57 ) ( 0 .52 ) ( 1 .42 ) ( 1 .94 ) 10 .62
2021 12 .58 0 .20 3 .48 3 .68 ( 0 .13 ) – ( 0 .13 ) 16 .13
2020 12 .37 0 .12 0 .34 0 .46 ( 0 .25 ) – ( 0 .25 ) 12 .58
Institutional shares
2024 11 .81 0 .23 2 .43 2 .66 ( 0 .33 ) – ( 0 .33 ) 14 .14
2023 10 .71 0 .21 1 .01 1 .22 ( 0 .12 ) – ( 0 .12 ) 11 .81
2022 16 .25 0 .25 ( 3 .82 ) ( 3 .57 ) ( 0 .55 ) ( 1 .42 ) ( 1 .97 ) 10 .71
2021 12 .68 0 .24 3 .49 3 .73 ( 0 .16 ) – ( 0 .16 ) 16 .25
2020 12 .47 0 .15 0 .34 0 .49 ( 0 .28 ) – ( 0 .28 ) 12 .68
R-1 shares
2024 11 .82 0 .14 2 .43 2 .57 ( 0 .23 ) – ( 0 .23 ) 14 .16
2023 10 .72 0 .11 1 .01 1 .12 ( 0 .02 ) – ( 0 .02 ) 11 .82
2022 16 .25 0 .15 ( 3 .83 ) ( 3 .68 ) ( 0 .43 ) ( 1 .42 ) ( 1 .85 ) 10 .72
2021 12 .68 0 .11 3 .52 3 .63 ( 0 .06 ) – ( 0 .06 ) 16 .25
2020 12 .46 0 .06 0 .33 0 .39 ( 0 .17 ) – ( 0 .17 ) 12 .68

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
22 .37% (b) $ 221,725 1 .18% (c) – % 1 .40% 35 .0%
10 .89 (b) 197,169 1 .29 (d) – 1 .28 42 .2
( 25 .02 ) (b) 193,894 1 .23 (d) – 1 .65 57 .0
29 .16 (b) 267,701 1 .18 – 1 .16 48 .7
3 .59 (b) 209,868 1 .20 (e) – 0 .90 45 .1
22 .60 (b) 151,958 1 .05 (c) ,(f) 1 .06 (g) 1 .54 35 .0
11 .01 (b) 133,313 1 .17 (d) ,(f) 1 .19 (g) 1 .41 42 .2
( 24 .93 ) (b) 125,792 1 .12 (d) ,(f) 1 .14 (g) 1 .76 57 .0
29 .35 (b) 178,815 1 .05 (f) 1 .08 (g) 1 .28 48 .7
3 .67 (b) 143,722 1 .09 (f) 1 .15 (g) 1 .01 45 .1
22 .79 197,038 0 .86 (c) ,(e) – 1 .67 35 .0
11 .40 388,034 0 .88 (d) ,(e) – 1 .70 42 .2
( 24 .77 ) 402,288 0 .88 (d) ,(e) – 1 .99 57 .0
29 .63 (h) 557,003 0 .85 (e) – 1 .50 48 .7
3 .86 (h) 400,116 0 .85 (e) – 1 .26 45 .1
21 .87 1,927 1 .63 (c) – 1 .01 35 .0
10 .45 1,870 1 .67 (d) – 0 .94 42 .2
( 25 .32 ) 2,144 1 .66 (d) – 1 .19 57 .0
28 .65 3,061 1 .63 – 0 .68 48 .7
3 .12 2,905 1 .61 (e) – 0 .47 45 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Reflects Manager's contractual expense limit.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
2024 $ 11 .84 $ 0 .18 $ 2 .43 $ 2 .61 ( $ 0 .28 ) $ – ( $ 0 .28 ) $ 14 .17
2023 10 .74 0 .15 1 .00 1 .15 ( 0 .05 ) – ( 0 .05 ) 11 .84
2022 16 .28 0 .19 ( 3 .83 ) ( 3 .64 ) ( 0 .48 ) ( 1 .42 ) ( 1 .90 ) 10 .74
2021 12 .70 0 .17 3 .51 3 .68 ( 0 .10 ) – ( 0 .10 ) 16 .28
2020 12 .49 0 .10 0 .33 0 .43 ( 0 .22 ) – ( 0 .22 ) 12 .70
R-4 shares
2024 12 .05 0 .20 2 .48 2 .68 ( 0 .29 ) – ( 0 .29 ) 14 .44
2023 10 .93 0 .18 1 .02 1 .20 ( 0 .08 ) – ( 0 .08 ) 12 .05
2022 16 .52 0 .22 ( 3 .89 ) ( 3 .67 ) ( 0 .50 ) ( 1 .42 ) ( 1 .92 ) 10 .93
2021 12 .88 0 .18 3 .57 3 .75 ( 0 .11 ) – ( 0 .11 ) 16 .52
2020 12 .66 0 .12 0 .34 0 .46 ( 0 .24 ) – ( 0 .24 ) 12 .88
R-5 shares
2024 12 .00 0 .22 2 .47 2 .69 ( 0 .31 ) – ( 0 .31 ) 14 .38
2023 10 .89 0 .18 1 .02 1 .20 ( 0 .09 ) – ( 0 .09 ) 12 .00
2022 16 .48 0 .23 ( 3 .88 ) ( 3 .65 ) ( 0 .52 ) ( 1 .42 ) ( 1 .94 ) 10 .89
2021 12 .85 0 .21 3 .56 3 .77 ( 0 .14 ) – ( 0 .14 ) 16 .48
2020 12 .64 0 .14 0 .33 0 .47 ( 0 .26 ) – ( 0 .26 ) 12 .85
R-6 shares
2024 11 .82 0 .25 2 .43 2 .68 ( 0 .35 ) – ( 0 .35 ) 14 .15
2023 10 .73 0 .22 1 .00 1 .22 ( 0 .13 ) – ( 0 .13 ) 11 .82
2022 16 .27 0 .26 ( 3 .82 ) ( 3 .56 ) ( 0 .56 ) ( 1 .42 ) ( 1 .98 ) 10 .73
2021 12 .69 0 .23 3 .52 3 .75 ( 0 .17 ) – ( 0 .17 ) 16 .27
2020 12 .48 0 .17 0 .34 0 .51 ( 0 .30 ) – ( 0 .30 ) 12 .69

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
22 .23% $ 10,274 1 .32% (b) 1 .27% 35 .0%
10 .77 9,612 1 .36 (c) 1 .19 42 .2
( 25 .09 ) 9,164 1 .35 (c) 1 .50 57 .0
29 .03 14,118 1 .32 1 .06 48 .7
3 .38 10,932 1 .30 (d) 0 .78 45 .1
22 .46 5,835 1 .13 (b) 1 .45 35 .0
10 .99 5,379 1 .17 (c) 1 .44 42 .2
( 24 .92 ) 6,467 1 .16 (c) 1 .69 57 .0
29 .21 10,683 1 .13 1 .15 48 .7
3 .65 10,680 1 .11 (d) 0 .98 45 .1
22 .63 18,466 1 .01 (b) 1 .57 35 .0
11 .10 17,975 1 .05 (c) 1 .49 42 .2
( 24 .85 ) 23,589 1 .04 (c) 1 .76 57 .0
29 .41 41,789 1 .01 1 .35 48 .7
3 .72 32,242 0 .99 (d) 1 .11 45 .1
22 .89 6,157,664 0 .76 (b) 1 .80 35 .0
11 .40 3,725,314 0 .79 (c) ,(d) 1 .78 42 .2
( 24 .66 ) 3,254,802 0 .78 (c) ,(d) 2 .08 57 .0
29 .71 4,491,999 0 .74 (d) 1 .51 48 .7
4 .03 10,370,769 0 .73 (d) 1 .38 45 .1
(a) Calculated based on average shares outstanding during the period.
(b) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(c) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2024 $ 33 .09 $ 0 .66 $ 10 .18 $ 10 .84 ( $ 0 .63 ) ( $ 0 .26 ) ( $ 0 .89 ) $ 43 .04
2023 35 .30 0 .69 ( 0 .88 ) ( 0 .19 ) ( 0 .67 ) ( 1 .35 ) ( 2 .02 ) 33 .09
2022 41 .63 0 .56 ( 4 .79 ) ( 4 .23 ) ( 0 .49 ) ( 1 .61 ) ( 2 .10 ) 35 .30
2021 30 .66 0 .51 10 .94 11 .45 ( 0 .48 ) – ( 0 .48 ) 41 .63
2020 33 .25 0 .55 ( 1 .68 ) ( 1 .13 ) ( 0 .51 ) ( 0 .95 ) ( 1 .46 ) 30 .66
Class C shares
2024 32 .04 0 .36 9 .84 10 .20 ( 0 .34 ) ( 0 .26 ) ( 0 .60 ) 41 .64
2023 34 .23 0 .41 ( 0 .85 ) ( 0 .44 ) ( 0 .40 ) ( 1 .35 ) ( 1 .75 ) 32 .04
2022 40 .42 0 .26 ( 4 .63 ) ( 4 .37 ) ( 0 .21 ) ( 1 .61 ) ( 1 .82 ) 34 .23
2021 29 .78 0 .22 10 .62 10 .84 ( 0 .20 ) – ( 0 .20 ) 40 .42
2020 32 .33 0 .31 ( 1 .62 ) ( 1 .31 ) ( 0 .29 ) ( 0 .95 ) ( 1 .24 ) 29 .78
Class J shares
2024 33 .13 0 .71 10 .20 10 .91 ( 0 .68 ) ( 0 .26 ) ( 0 .94 ) 43 .10
2023 35 .34 0 .73 ( 0 .89 ) ( 0 .16 ) ( 0 .70 ) ( 1 .35 ) ( 2 .05 ) 33 .13
2022 41 .68 0 .60 ( 4 .80 ) ( 4 .20 ) ( 0 .53 ) ( 1 .61 ) ( 2 .14 ) 35 .34
2021 30 .70 0 .55 10 .94 11 .49 ( 0 .51 ) – ( 0 .51 ) 41 .68
2020 33 .29 0 .57 ( 1 .69 ) ( 1 .12 ) ( 0 .52 ) ( 0 .95 ) ( 1 .47 ) 30 .70
Institutional shares
2024 33 .14 0 .80 10 .20 11 .00 ( 0 .77 ) ( 0 .26 ) ( 1 .03 ) 43 .11
2023 35 .36 0 .82 ( 0 .89 ) ( 0 .07 ) ( 0 .80 ) ( 1 .35 ) ( 2 .15 ) 33 .14
2022 41 .69 0 .69 ( 4 .79 ) ( 4 .10 ) ( 0 .62 ) ( 1 .61 ) ( 2 .23 ) 35 .36
2021 30 .71 0 .64 10 .95 11 .59 ( 0 .61 ) – ( 0 .61 ) 41 .69
2020 33 .31 0 .66 ( 1 .68 ) ( 1 .02 ) ( 0 .63 ) ( 0 .95 ) ( 1 .58 ) 30 .71

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
33 .11% (b) $ 1,296,060 0 .85% – % 1 .68% 16 .3%
( 0 .83 ) (b) 1,078,315 0 .87 – 1 .96 13 .3
( 10 .64 ) (b) 1,176,246 0 .86 – 1 .48 16 .9
37 .51 (b) 1,424,668 0 .86 – 1 .33 22 .0
( 3 .49 ) (b) 1,049,990 0 .88 – 1 .79 16 .9
32 .10 (b) 74,647 1 .62 – 0 .94 16 .3
( 1 .59 ) (b) 72,774 1 .65 – 1 .20 13 .3
( 11 .33 ) (b) ,(c) 97,145 1 .62 – 0 .72 16 .9
36 .49 (b) ,(c) 125,768 1 .61 – 0 .61 22 .0
( 4 .23 ) (b) 120,112 1 .63 – 1 .05 16 .9
33 .27 (b) 89,080 0 .74 (d) 0 .75 (e) 1 .79 16 .3
( 0 .75 ) (b) 70,291 0 .79 (d) 0 .81 (e) 2 .05 13 .3
( 10 .55 ) (b) 76,630 0 .77 (d) 0 .79 (e) 1 .58 16 .9
37 .60 (b) 86,651 0 .77 (d) 0 .79 (e) 1 .42 22 .0
( 3 .44 ) (b) 61,063 0 .82 (d) 0 .85 (e) 1 .84 16 .9
33 .55 7,405,320 0 .52 (f) – 2 .01 16 .3
( 0 .50 ) 6,448,013 0 .52 (f) – 2 .32 13 .3
( 10 .32 ) (c) 7,731,338 0 .52 (f) – 1 .82 16 .9
37 .97 (c) 9,001,763 0 .52 (f) – 1 .68 22 .0
( 3 .14 ) 6,372,962 0 .52 (f) – 2 .14 16 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
R-1 shares
2024 $ 32 .95 $ 0 .47 $ 10 .11 $ 10 .58 ( $ 0 .38 ) ( $ 0 .26 ) ( $ 0 .64 ) $ 42 .89
2023 35 .14 0 .52 ( 0 .89 ) ( 0 .37 ) ( 0 .47 ) ( 1 .35 ) ( 1 .82 ) 32 .95
2022 41 .43 0 .36 ( 4 .76 ) ( 4 .40 ) ( 0 .28 ) ( 1 .61 ) ( 1 .89 ) 35 .14
2021 30 .52 0 .31 10 .88 11 .19 ( 0 .28 ) – ( 0 .28 ) 41 .43
2020 33 .10 0 .39 ( 1 .66 ) ( 1 .27 ) ( 0 .36 ) ( 0 .95 ) ( 1 .31 ) 30 .52
R-3 shares
2024 32 .97 0 .57 10 .14 10 .71 ( 0 .55 ) ( 0 .26 ) ( 0 .81 ) 42 .87
2023 35 .18 0 .62 ( 0 .88 ) ( 0 .26 ) ( 0 .60 ) ( 1 .35 ) ( 1 .95 ) 32 .97
2022 41 .49 0 .48 ( 4 .77 ) ( 4 .29 ) ( 0 .41 ) ( 1 .61 ) ( 2 .02 ) 35 .18
2021 30 .56 0 .43 10 .90 11 .33 ( 0 .40 ) – ( 0 .40 ) 41 .49
2020 33 .14 0 .49 ( 1 .67 ) ( 1 .18 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 30 .56
R-4 shares
2024 33 .05 0 .65 10 .16 10 .81 ( 0 .62 ) ( 0 .26 ) ( 0 .88 ) 42 .98
2023 35 .26 0 .69 ( 0 .89 ) ( 0 .20 ) ( 0 .66 ) ( 1 .35 ) ( 2 .01 ) 33 .05
2022 41 .58 0 .55 ( 4 .78 ) ( 4 .23 ) ( 0 .48 ) ( 1 .61 ) ( 2 .09 ) 35 .26
2021 30 .62 0 .50 10 .93 11 .43 ( 0 .47 ) – ( 0 .47 ) 41 .58
2020 33 .21 0 .54 ( 1 .67 ) ( 1 .13 ) ( 0 .51 ) ( 0 .95 ) ( 1 .46 ) 30 .62
R-5 shares
2024 33 .10 0 .71 10 .17 10 .88 ( 0 .67 ) ( 0 .26 ) ( 0 .93 ) 43 .05
2023 35 .31 0 .73 ( 0 .88 ) ( 0 .15 ) ( 0 .71 ) ( 1 .35 ) ( 2 .06 ) 33 .10
2022 41 .64 0 .60 ( 4 .79 ) ( 4 .19 ) ( 0 .53 ) ( 1 .61 ) ( 2 .14 ) 35 .31
2021 30 .67 0 .55 10 .93 11 .48 ( 0 .51 ) – ( 0 .51 ) 41 .64
2020 33 .26 0 .58 ( 1 .67 ) ( 1 .09 ) ( 0 .55 ) ( 0 .95 ) ( 1 .50 ) 30 .67

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
32 .38% $ 917 1 .39% 1 .20% 16 .3%
( 1 .34 ) 1,109 1 .39 1 .46 13 .3
( 11 .09 ) 1,942 1 .39 0 .96 16 .9
36 .76 2,957 1 .38 0 .80 22 .0
( 3 .99 ) 2,424 1 .39 1 .27 16 .9
32 .79 29,118 1 .08 1 .46 16 .3
( 1 .05 ) 25,777 1 .08 1 .77 13 .3
( 10 .81 ) 30,045 1 .08 1 .27 16 .9
37 .21 33,754 1 .07 1 .12 22 .0
( 3 .68 ) 24,058 1 .08 1 .59 16 .9
33 .05 28,349 0 .89 1 .63 16 .3
( 0 .85 ) 21,869 0 .89 1 .95 13 .3
( 10 .65 ) 27,590 0 .89 1 .45 16 .9
37 .48 32,675 0 .88 1 .30 22 .0
( 3 .50 ) 28,701 0 .89 1 .76 16 .9
33 .21 129,846 0 .77 1 .80 16 .3
( 0 .73 ) 127,806 0 .77 2 .07 13 .3
( 10 .54 ) 147,468 0 .77 1 .57 16 .9
37 .62 179,232 0 .76 1 .43 22 .0
( 3 .37 ) 129,146 0 .77 1 .89 16 .9
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Institutional shares
2024 $ 8 .25 $ 0 .72 $ 0 .61 $ 1 .33 ( $ 0 .65 ) $ – $ – ( $ 0 .65 ) $ 8 .93
2023 7 .92 0 .61 0 .26 0 .87 ( 0 .54 ) – – ( 0 .54 ) 8 .25
2022 10 .28 0 .49 ( 2 .21 ) ( 1 .72 ) ( 0 .64 ) – – ( 0 .64 ) 7 .92
2021 10 .24 0 .39 0 .07 0 .46 ( 0 .29 ) ( 0 .09 ) ( 0 .04 ) ( 0 .42 ) 10 .28
2020 10 .51 0 .39 ( 0 .09 ) 0 .30 ( 0 .40 ) ( 0 .17 ) – ( 0 .57 ) 10 .24

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .48% $ 660,597 0 .85% (b) 8 .18% 172 .3%
10 .97 447,683 0 .85 (b) 7 .02 139 .8
( 17 .17 ) 378,572 0 .84 (b) 5 .24 117 .4
4 .47 770,197 0 .85 (b) 3 .69 170 .3
2 .90 226,511 0 .85 (b) 3 .78 285 .3
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
Class A shares
2024 $ 22 .69 $ 0 .27 $ 4 .36 $ 4 .63 ( $ 0 .45 ) $ – ( $ 0 .45 ) $ 26 .87
2023 20 .06 0 .28 2 .59 2 .87 ( 0 .24 ) – ( 0 .24 ) 22 .69
2022 31 .87 0 .37 ( 10 .12 ) ( 9 .75 ) ( 0 .31 ) ( 1 .75 ) ( 2 .06 ) 20 .06
2021 26 .98 0 .20 4 .73 4 .93 ( 0 .04 ) – ( 0 .04 ) 31 .87
2020 25 .02 0 .13 2 .55 2 .68 ( 0 .44 ) ( 0 .28 ) ( 0 .72 ) 26 .98
Class J shares
2024 21 .72 0 .30 4 .17 4 .47 ( 0 .49 ) – ( 0 .49 ) 25 .70
2023 19 .23 0 .30 2 .47 2 .77 ( 0 .28 ) – ( 0 .28 ) 21 .72
2022 30 .64 0 .38 ( 9 .67 ) ( 9 .29 ) ( 0 .37 ) ( 1 .75 ) ( 2 .12 ) 19 .23
2021 25 .94 0 .25 4 .53 4 .78 ( 0 .08 ) – ( 0 .08 ) 30 .64
2020 24 .09 0 .17 2 .45 2 .62 ( 0 .49 ) ( 0 .28 ) ( 0 .77 ) 25 .94
Institutional shares
2024 22 .44 0 .22 4 .45 4 .67 ( 0 .54 ) – ( 0 .54 ) 26 .57
2023 19 .86 0 .36 2 .54 2 .90 ( 0 .32 ) – ( 0 .32 ) 22 .44
2022 31 .58 0 .47 ( 10 .01 ) ( 9 .54 ) ( 0 .43 ) ( 1 .75 ) ( 2 .18 ) 19 .86
2021 26 .72 0 .32 4 .66 4 .98 ( 0 .12 ) – ( 0 .12 ) 31 .58
2020 24 .78 0 .22 2 .54 2 .76 ( 0 .54 ) ( 0 .28 ) ( 0 .82 ) 26 .72
R-1 shares
2024 22 .27 0 .15 4 .28 4 .43 ( 0 .33 ) – ( 0 .33 ) 26 .37
2023 19 .70 0 .16 2 .55 2 .71 ( 0 .14 ) – ( 0 .14 ) 22 .27
2022 31 .32 0 .24 ( 9 .93 ) ( 9 .69 ) ( 0 .18 ) ( 1 .75 ) ( 1 .93 ) 19 .70
2021 26 .60 0 .06 4 .66 4 .72 – – – 31 .32
2020 24 .66 0 .02 2 .50 2 .52 ( 0 .30 ) ( 0 .28 ) ( 0 .58 ) 26 .60

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
20 .63% (b) $ 67,819 1 .46% (c) ,(d) – % 1 .06% 28 .5%
14 .33 (b) 63,629 1 .47 (c) – 1 .20 32 .4
( 32 .46 ) (b) 60,893 1 .55 (c) – 1 .44 34 .7
18 .27 (b) 91,585 1 .56 (c) ,(d) – 0 .63 43 .9
10 .84 (b) ,(e) 76,952 1 .55 (c) – 0 .55 53 .9
20 .84 (b) 71,586 1 .31 (d) ,(f) 1 .45 (g) 1 .22 28 .5
14 .46 (b) 65,679 1 .31 (f) 1 .59 (g) 1 .35 32 .4
( 32 .31 ) (b) 61,730 1 .37 (f) 1 .52 (g) 1 .58 34 .7
18 .46 (b) 99,899 1 .38 (d) ,(f) 1 .48 (g) 0 .80 43 .9
11 .01 (b) ,(e) 89,271 1 .37 (f) 1 .62 (g) 0 .73 53 .9
21 .07 31,746 1 .11 (c) ,(d) – 0 .89 28 .5
14 .66 67,145 1 .12 (c) – 1 .54 32 .4
( 32 .20 ) 60,449 1 .20 (c) – 1 .90 34 .7
18 .66 73,485 1 .21 (c) ,(d) – 0 .98 43 .9
11 .21 (e) ,(h) 62,738 1 .20 (c) – 0 .90 53 .9
20 .03 1,241 1 .94 (d) – 0 .61 28 .5
13 .75 1,081 1 .97 – 0 .70 32 .4
( 32 .73 ) 1,114 2 .00 – 0 .97 34 .7
17 .74 1,702 1 .99 (d) – 0 .20 43 .9
10 .29 (e) 1,458 2 .02 (c) – 0 .06 53 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) During the fiscal year ending October 31, 2020, the Fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
R-3 shares
2024 $ 22 .37 $ 0 .22 $ 4 .31 $ 4 .53 ( $ 0 .41 ) $ – ( $ 0 .41 ) $ 26 .49
2023 19 .79 0 .23 2 .56 2 .79 ( 0 .21 ) – ( 0 .21 ) 22 .37
2022 31 .46 0 .31 ( 9 .96 ) ( 9 .65 ) ( 0 .27 ) ( 1 .75 ) ( 2 .02 ) 19 .79
2021 26 .64 0 .17 4 .65 4 .82 – – – 31 .46
2020 24 .72 0 .09 2 .52 2 .61 ( 0 .41 ) ( 0 .28 ) ( 0 .69 ) 26 .64
R-4 shares
2024 22 .54 0 .28 4 .33 4 .61 ( 0 .43 ) – ( 0 .43 ) 26 .72
2023 19 .94 0 .28 2 .56 2 .84 ( 0 .24 ) – ( 0 .24 ) 22 .54
2022 31 .69 0 .38 ( 10 .05 ) ( 9 .67 ) ( 0 .33 ) ( 1 .75 ) ( 2 .08 ) 19 .94
2021 26 .82 0 .22 4 .69 4 .91 ( 0 .04 ) – ( 0 .04 ) 31 .69
2020 24 .84 0 .14 2 .54 2 .68 ( 0 .42 ) ( 0 .28 ) ( 0 .70 ) 26 .82
R-5 shares
2024 22 .52 0 .30 4 .34 4 .64 ( 0 .44 ) – ( 0 .44 ) 26 .72
2023 19 .93 0 .31 2 .56 2 .87 ( 0 .28 ) – ( 0 .28 ) 22 .52
2022 31 .66 0 .40 ( 10 .02 ) ( 9 .62 ) ( 0 .36 ) ( 1 .75 ) ( 2 .11 ) 19 .93
2021 26 .79 0 .26 4 .69 4 .95 ( 0 .08 ) – ( 0 .08 ) 31 .66
2020 24 .84 0 .17 2 .54 2 .71 ( 0 .48 ) ( 0 .28 ) ( 0 .76 ) 26 .79
R-6 shares
2024 22 .47 0 .14 4 .56 4 .70 ( 0 .55 ) – ( 0 .55 ) 26 .62
2023 19 .88 0 .35 2 .58 2 .93 ( 0 .34 ) – ( 0 .34 ) 22 .47
2022 31 .60 0 .44 ( 9 .95 ) ( 9 .51 ) ( 0 .46 ) ( 1 .75 ) ( 2 .21 ) 19 .88
2021 26 .74 0 .36 4 .65 5 .01 ( 0 .15 ) – ( 0 .15 ) 31 .60
2020 24 .79 0 .26 2 .52 2 .78 ( 0 .55 ) ( 0 .28 ) ( 0 .83 ) 26 .74

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
20 .45% $ 3,762 1 .63% (b) 0 .88% 28 .5%
14 .10 4,132 1 .66 1 .00 32 .4
( 32 .54 ) 3,733 1 .69 1 .23 34 .7
18 .09 6,358 1 .68 (b) 0 .53 43 .9
10 .67 (c) 5,693 1 .71 (d) 0 .39 53 .9
20 .66 1,810 1 .44 (b) 1 .09 28 .5
14 .29 2,099 1 .47 1 .19 32 .4
( 32 .40 ) 2,335 1 .50 1 .51 34 .7
18 .32 3,585 1 .49 (b) 0 .69 43 .9
10 .85 (c) ,(e) 3,184 1 .52 (d) 0 .56 53 .9
20 .81 3,027 1 .32 (b) 1 .20 28 .5
14 .42 4,691 1 .35 1 .32 32 .4
( 32 .32 ) 4,563 1 .38 1 .60 34 .7
18 .48 8,234 1 .37 (b) 0 .79 43 .9
10 .98 (c) ,(e) 8,537 1 .40 (d) 0 .68 53 .9
21 .16 2,240,199 1 .02 (b) ,(d) 0 .51 28 .5
14 .81 3,961 1 .04 (d) 1 .51 32 .4
( 32 .14 ) (e) 2,165 1 .09 (d) 1 .71 34 .7
18 .79 (e) 4,121 1 .10 (b) ,(d) 1 .12 43 .9
11 .31 (c) ,(e) 3,086 1 .09 (d) 1 .07 53 .9
(a) Calculated based on average shares outstanding during the period.
(b) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(c) During the fiscal year ending October 31, 2020, the Fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2024 $ 7 .25 $ 0 .16 $ 1 .83 $ 1 .99 ( $ 0 .20 ) $ – ( $ 0 .20 ) $ 9 .04
2023 7 .69 0 .16 ( 0 .54 ) ( 0 .38 ) ( 0 .06 ) – ( 0 .06 ) 7 .25
2022 10 .83 0 .14 ( 3 .03 ) ( 2 .89 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 7 .69
2021 7 .98 0 .12 2 .80 2 .92 ( 0 .07 ) – ( 0 .07 ) 10 .83
2020 10 .11 0 .13 ( 1 .83 ) ( 1 .70 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 7 .98
Institutional shares
2024 7 .90 0 .21 1 .99 2 .20 ( 0 .24 ) – ( 0 .24 ) 9 .86
2023 8 .37 0 .21 ( 0 .58 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .90
2022 11 .76 0 .19 ( 3 .30 ) ( 3 .11 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 8 .37
2021 8 .64 0 .16 3 .04 3 .20 ( 0 .08 ) – ( 0 .08 ) 11 .76
2020 10 .90 0 .17 ( 1 .97 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
R-3 shares
2024 7 .84 0 .15 2 .00 2 .15 ( 0 .21 ) – ( 0 .21 ) 9 .78
2023 8 .31 0 .16 ( 0 .58 ) ( 0 .42 ) ( 0 .05 ) – ( 0 .05 ) 7 .84
2022 11 .68 0 .13 ( 3 .26 ) ( 3 .13 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 8 .31
2021 8 .61 0 .12 3 .02 3 .14 ( 0 .07 ) – ( 0 .07 ) 11 .68
2020 10 .88 0 .13 ( 1 .97 ) ( 1 .84 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 8 .61
R-4 shares
2024 7 .86 0 .18 1 .99 2 .17 ( 0 .22 ) – ( 0 .22 ) 9 .81
2023 8 .33 0 .18 ( 0 .59 ) ( 0 .41 ) ( 0 .06 ) – ( 0 .06 ) 7 .86
2022 11 .70 0 .15 ( 3 .27 ) ( 3 .12 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 8 .33
2021 8 .61 0 .13 3 .03 3 .16 ( 0 .07 ) – ( 0 .07 ) 11 .70
2020 10 .88 0 .13 ( 1 .96 ) ( 1 .83 ) ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 8 .61
R-5 shares
2024 7 .87 0 .20 1 .99 2 .19 ( 0 .23 ) – ( 0 .23 ) 9 .83
2023 8 .35 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .08 ) – ( 0 .08 ) 7 .87
2022 11 .74 0 .18 ( 3 .28 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .35
2021 8 .64 0 .14 3 .03 3 .17 ( 0 .07 ) – ( 0 .07 ) 11 .74
2020 10 .90 0 .14 ( 1 .95 ) ( 1 .81 ) ( 0 .14 ) ( 0 .31 ) ( 0 .45 ) 8 .64
R-6 shares
2024 7 .91 0 .22 1 .99 2 .21 ( 0 .25 ) – ( 0 .25 ) 9 .87
2023 8 .38 0 .22 ( 0 .59 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .91
2022 11 .77 0 .19 ( 3 .29 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .38
2021 8 .64 0 .17 3 .04 3 .21 ( 0 .08 ) – ( 0 .08 ) 11 .77
2020 10 .90 0 .18 ( 1 .98 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
27 .66% (b) $ 58,008 1 .33% (c) 1 .95% 27 .5%
( 4 .98 ) (b) 55,011 1 .36 2 .01 24 .3
( 27 .34 ) (b) 82,943 1 .31 1 .45 16 .8
36 .76 (b) 112,900 1 .29 1 .22 25 .9
( 17 .41 ) (b) 83,680 1 .33 1 .48 41 .7
28 .08 1,044,659 0 .95 (c) ,(d) 2 .33 27 .5
( 4 .54 ) 1,090,278 0 .94 (d) 2 .43 24 .3
( 27 .10 ) 1,422,719 0 .94 (d) 1 .79 16 .8
37 .21 2,394,983 0 .94 (d) 1 .53 25 .9
( 17 .09 ) 1,587,908 0 .94 (d) 1 .87 41 .7
27 .53 1,846 1 .46 (c) 1 .62 27 .5
( 5 .13 ) 724 1 .45 1 .88 24 .3
( 27 .40 ) 578 1 .45 1 .27 16 .8
36 .57 544 1 .44 1 .11 25 .9
( 17 .51 ) 379 1 .44 1 .36 41 .7
27 .73 693 1 .27 (c) 2 .01 27 .5
( 4 .94 ) 612 1 .26 2 .11 24 .3
( 27 .25 ) 554 1 .26 1 .48 16 .8
36 .87 852 1 .25 1 .25 25 .9
( 17 .37 ) 581 1 .25 1 .45 41 .7
27 .97 8,510 1 .15 (c) 2 .13 27 .5
( 4 .84 ) 6,431 1 .14 2 .24 24 .3
( 27 .13 ) 5,935 1 .14 1 .79 16 .8
36 .91 353 1 .13 1 .27 25 .9
( 17 .22 ) 199 1 .13 1 .57 41 .7
28 .27 (e) 721,279 0 .90 (c) 2 .39 27 .5
( 4 .59 ) (e) 650,870 0 .89 2 .47 24 .3
( 27 .02 ) 707,703 0 .88 (d) 1 .84 16 .8
37 .35 1,585,562 0 .87 (d) 1 .59 25 .9
( 17 .06 ) 1,039,109 0 .88 (d) 1 .92 41 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or
received
from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2024 $ 8 .26 $ 0 .24 $ 0 .64 $ 0 .88 ( $ 0 .25 ) ( $ 0 .25 ) $ 8 .89
2023 8 .62 0 .20 ( 0 .33 ) ( 0 .13 ) ( 0 .23 ) ( 0 .23 ) 8 .26
2022 10 .32 0 .09 ( 1 .66 ) ( 1 .57 ) ( 0 .13 ) ( 0 .13 ) 8 .62
2021 10 .59 0 .03 ( 0 .18 ) ( 0 .15 ) ( 0 .12 ) ( 0 .12 ) 10 .32
2020 10 .52 0 .15 0 .14 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .59
Class J shares
2024 8 .28 0 .24 0 .64 0 .88 ( 0 .24 ) ( 0 .24 ) 8 .92
2023 8 .64 0 .20 ( 0 .34 ) ( 0 .14 ) ( 0 .22 ) ( 0 .22 ) 8 .28
2022 10 .35 0 .09 ( 1 .68 ) ( 1 .59 ) ( 0 .12 ) ( 0 .12 ) 8 .64
2021 10 .62 0 .03 ( 0 .19 ) ( 0 .16 ) ( 0 .11 ) ( 0 .11 ) 10 .35
2020 10 .55 0 .15 0 .14 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .62
Institutional shares
2024 8 .28 0 .27 0 .63 0 .90 ( 0 .27 ) ( 0 .27 ) 8 .91
2023 8 .63 0 .23 ( 0 .32 ) ( 0 .09 ) ( 0 .26 ) ( 0 .26 ) 8 .28
2022 10 .34 0 .11 ( 1 .67 ) ( 1 .56 ) ( 0 .15 ) ( 0 .15 ) 8 .63
2021 10 .61 0 .06 ( 0 .19 ) ( 0 .13 ) ( 0 .14 ) ( 0 .14 ) 10 .34
2020 10 .54 0 .18 0 .14 0 .32 ( 0 .25 ) ( 0 .25 ) 10 .61
R-1 shares
2024 8 .27 0 .20 0 .64 0 .84 ( 0 .21 ) ( 0 .21 ) 8 .90
2023 8 .64 0 .16 ( 0 .34 ) ( 0 .18 ) ( 0 .19 ) ( 0 .19 ) 8 .27
2022 10 .34 0 .04 ( 1 .66 ) ( 1 .62 ) ( 0 .08 ) ( 0 .08 ) 8 .64
2021 10 .62 ( 0 .02 ) ( 0 .20 ) ( 0 .22 ) ( 0 .06 ) ( 0 .06 ) 10 .34
2020 10 .55 0 .10 0 .14 0 .24 ( 0 .17 ) ( 0 .17 ) 10 .62
R-3 shares
2024 8 .28 0 .23 0 .64 0 .87 ( 0 .23 ) ( 0 .23 ) 8 .92
2023 8 .64 0 .19 ( 0 .33 ) ( 0 .14 ) ( 0 .22 ) ( 0 .22 ) 8 .28
2022 10 .34 0 .07 ( 1 .66 ) ( 1 .59 ) ( 0 .11 ) ( 0 .11 ) 8 .64
2021 10 .62 0 .01 ( 0 .19 ) ( 0 .18 ) ( 0 .10 ) ( 0 .10 ) 10 .34
2020 10 .55 0 .14 0 .13 0 .27 ( 0 .20 ) ( 0 .20 ) 10 .62
R-4 shares
2024 8 .29 0 .24 0 .65 0 .89 ( 0 .25 ) ( 0 .25 ) 8 .93
2023 8 .64 0 .21 ( 0 .32 ) ( 0 .11 ) ( 0 .24 ) ( 0 .24 ) 8 .29
2022 10 .35 0 .09 ( 1 .68 ) ( 1 .59 ) ( 0 .12 ) ( 0 .12 ) 8 .64
2021 10 .62 0 .03 ( 0 .18 ) ( 0 .15 ) ( 0 .12 ) ( 0 .12 ) 10 .35
2020 10 .55 0 .16 0 .13 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .62
R-5 shares
2024 8 .29 0 .25 0 .64 0 .89 ( 0 .26 ) ( 0 .26 ) 8 .92
2023 8 .64 0 .22 ( 0 .32 ) ( 0 .10 ) ( 0 .25 ) ( 0 .25 ) 8 .29
2022 10 .35 0 .10 ( 1 .67 ) ( 1 .57 ) ( 0 .14 ) ( 0 .14 ) 8 .64
2021 10 .62 0 .05 ( 0 .19 ) ( 0 .14 ) ( 0 .13 ) ( 0 .13 ) 10 .35
2020 10 .55 0 .17 0 .14 0 .31 ( 0 .24 ) ( 0 .24 ) 10 .62

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .66% (b) $ 141,861 0 .81% – % 2 .72% 233 .7%
( 1 .65 ) (b) 145,881 0 .85 – 2 .30 128 .0
( 15 .37 ) (b) 172,969 0 .78 – 0 .94 352 .1
( 1 .44 ) (b) 229,225 0 .77 – 0 .32 343 .7
2 .82 (b) 263,721 0 .80 – 1 .44 84 .3
10 .72 (b) 68,059 0 .83 (c) 0 .85 (d) 2 .69 233 .7
( 1 .71 ) (b) 68,323 0 .91 (c) 0 .93 (d) 2 .24 128 .0
( 15 .46 ) (b) 77,181 0 .82 (c) 0 .84 (d) 0 .90 352 .1
( 1 .47 ) (b) 99,128 0 .80 (c) 0 .83 (d) 0 .29 343 .7
2 .79 (b) 117,748 0 .82 (c) 0 .85 (d) 1 .42 84 .3
10 .93 444,116 0 .53 (e) – 2 .99 233 .7
( 1 .22 ) 393,944 0 .53 (e) – 2 .62 128 .0
( 15 .22 ) 500,833 0 .52 (e) – 1 .18 352 .1
( 1 .19 ) 770,058 0 .52 (e) – 0 .58 343 .7
3 .09 1,083,668 0 .53 (e) – 1 .72 84 .3
10 .14 468 1 .29 (e) – 2 .24 233 .7
( 2 .20 ) 515 1 .29 (e) – 1 .83 128 .0
( 15 .77 ) 2,393 1 .29 (e) – 0 .44 352 .1
( 2 .04 ) 2,797 1 .29 (e) – ( 0 .19 ) 343 .7
2 .30 5,048 1 .29 (e) – 0 .92 84 .3
10 .56 2,736 0 .98 (e) – 2 .54 233 .7
( 1 .78 ) 3,034 0 .98 (e) – 2 .17 128 .0
( 15 .51 ) 3,656 0 .98 (e) – 0 .73 352 .1
( 1 .74 ) 5,493 0 .98 (e) – 0 .11 343 .7
2 .62 8,704 0 .98 (e) – 1 .29 84 .3
10 .76 1,901 0 .79 (e) – 2 .73 233 .7
( 1 .47 ) 1,948 0 .79 (e) – 2 .36 128 .0
( 15 .43 ) 5,283 0 .79 (e) – 0 .93 352 .1
( 1 .46 ) 7,522 0 .79 (e) – 0 .31 343 .7
2 .82 6,419 0 .79 (e) – 1 .50 84 .3
10 .77 5,868 0 .67 (e) – 2 .86 233 .7
( 1 .36 ) 8,534 0 .67 (e) – 2 .48 128 .0
( 15 .33 ) 8,761 0 .67 (e) – 1 .02 352 .1
( 1 .34 ) 16,336 0 .67 (e) – 0 .43 343 .7
2 .94 24,044 0 .67 (e) – 1 .57 84 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2024 $ 1 .00 $ 0 .05 $ – $ 0 .05 ( $ 0 .05 ) ( $ 0 .05 ) $ 1 .00
2023 1 .00 0 .04 0 .01 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2022 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – – 1 .00
2020 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
R-6 shares
2024 1 .00 0 .05 – 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023(d) 1 .00 0 .04 – 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
5 .25% $ 352,741 0 .19% (b) 0 .21% (c) 5 .11%
4 .71 191,888 0 .15 (b) 0 .16 (c) 3 .71
0 .81 2,979,627 0 .14 (b) 0 .15 (c) 0 .73
0 .00 3,657,679 0 .04 (b) 0 .16 (c) 0 .00
0 .60 3,077,863 0 .12 (b) 0 .16 (c) 0 .60
5 .31 3,389,284 0 .14 (b) 0 .16 (c) 5 .17
4 .35 (e) 2,582,939 0 .14 (b) ,(f) 0 .16 (c) ,(f) 4 .80 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual and/or voluntary expense limit.
(c) Excludes expense reimbursement from Manager.
(d) Period from December 12, 2022, date operations commenced, through October 31, 2023.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
Institutional shares
2024 $ 7 .74 $ 0 .57 $ 0 .53 $ 1 .10 ( $ 0 .67 ) ( $ 0 .67 ) $ 8 .17
2023 7 .86 0 .54 ( 0 .07 ) 0 .47 ( 0 .59 ) ( 0 .59 ) 7 .74
2022 9 .36 0 .45 ( 1 .47 ) ( 1 .02 ) ( 0 .48 ) ( 0 .48 ) 7 .86
2021 9 .00 0 .47 0 .38 0 .85 ( 0 .49 ) ( 0 .49 ) 9 .36
2020 9 .30 0 .54 ( 0 .29 ) 0 .25 ( 0 .55 ) ( 0 .55 ) 9 .00

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .44% $ 598,450 0 .60% (b) 6 .96% 73 .9%
5 .89 (c) 3,159,560 0 .61 (b) 6 .81 35 .0
( 10 .90 ) (c) 3,079,579 0 .60 (b) 5 .27 48 .1
9 .45 (c) 3,720,936 0 .60 (b) 4 .99 62 .8
2 .85 (c) 3,020,358 0 .61 (b) 6 .04 73 .8
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2024 $ 6 .31 $ 0 .42 $ 0 .52 $ 0 .94 ( $ 0 .42 ) ( $ 0 .42 ) $ 6 .83
2023 6 .29 0 .37 0 .03 0 .40 ( 0 .38 ) ( 0 .38 ) 6 .31
2022 7 .33 0 .32 ( 1 .02 ) ( 0 .70 ) ( 0 .34 ) ( 0 .34 ) 6 .29
2021 7 .01 0 .32 0 .35 0 .67 ( 0 .35 ) ( 0 .35 ) 7 .33
2020 7 .15 0 .36 ( 0 .13 ) 0 .23 ( 0 .37 ) ( 0 .37 ) 7 .01
Class C shares
2024 6 .40 0 .37 0 .53 0 .90 ( 0 .37 ) ( 0 .37 ) 6 .93
2023 6 .38 0 .32 0 .02 0 .34 ( 0 .32 ) ( 0 .32 ) 6 .40
2022 7 .43 0 .27 ( 1 .03 ) ( 0 .76 ) ( 0 .29 ) ( 0 .29 ) 6 .38
2021 7 .10 0 .28 0 .34 0 .62 ( 0 .29 ) ( 0 .29 ) 7 .43
2020 7 .23 0 .32 ( 0 .13 ) 0 .19 ( 0 .32 ) ( 0 .32 ) 7 .10
Institutional shares
2024 6 .25 0 .43 0 .52 0 .95 ( 0 .44 ) ( 0 .44 ) 6 .76
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .34 ( 1 .01 ) ( 0 .67 ) ( 0 .36 ) ( 0 .36 ) 6 .24
2021 6 .96 0 .34 0 .34 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .27
2020 7 .10 0 .38 ( 0 .13 ) 0 .25 ( 0 .39 ) ( 0 .39 ) 6 .96
R-6 shares
2024 6 .25 0 .44 0 .51 0 .95 ( 0 .44 ) ( 0 .44 ) 6 .76
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .35 ( 1 .01 ) ( 0 .66 ) ( 0 .37 ) ( 0 .37 ) 6 .24
2021 6 .96 0 .35 0 .34 0 .69 ( 0 .38 ) ( 0 .38 ) 7 .27
2020 7 .10 0 .38 ( 0 .12 ) 0 .26 ( 0 .40 ) ( 0 .40 ) 6 .96

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .15% (b) $ 421,065 0 .91% 6 .22% 39 .1%
6 .31 (b) 414,017 0 .94 5 .70 28 .0
( 9 .71 ) (b) 426,999 0 .91 4 .74 33 .1
9 .64 (b) 539,969 0 .91 4 .44 63 .0
3 .39 (b) 513,993 0 .91 5 .22 77 .7
14 .21 (b) 24,716 1 .69 5 .44 39 .1
5 .37 (b) 29,469 1 .75 4 .88 28 .0
( 10 .42 ) (b) 39,928 1 .69 3 .94 33 .1
8 .87 (b) 62,973 1 .64 3 .74 63 .0
2 .74 (b) 118,320 1 .65 4 .51 77 .7
15 .48 1,359,544 0 .61 (c) 6 .52 39 .1
6 .55 1,183,194 0 .61 (c) 6 .03 28 .0
( 9 .50 ) (d) 1,140,046 0 .61 (c) 5 .04 33 .1
10 .05 (d) 1,535,963 0 .61 (c) 4 .73 63 .0
3 .73 1,379,657 0 .61 (c) 5 .51 77 .7
15 .57 4,045,178 0 .53 6 .56 39 .1
6 .64 687,216 0 .53 6 .13 28 .0
( 9 .42 ) (d) 557,144 0 .52 5 .12 33 .1
10 .15 (d) 757,781 0 .52 (c) 4 .84 63 .0
3 .82 971,122 0 .52 (c) 5 .57 77 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2024 $ 7 .09 $ 0 .23 $ 0 .33 $ 0 .56 ( $ 0 .25 ) $ – ( $ 0 .25 ) $ 7 .40
2023 7 .63 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .46 ) – ( 0 .46 ) 7 .09
2022 9 .31 0 .53 ( 1 .56 ) ( 1 .03 ) ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 7 .63
2021 8 .83 0 .28 0 .24 0 .52 ( 0 .04 ) – ( 0 .04 ) 9 .31
2020 8 .22 0 .05 0 .62 0 .67 ( 0 .06 ) – ( 0 .06 ) 8 .83
Institutional shares
2024 7 .54 0 .29 0 .33 0 .62 ( 0 .28 ) – ( 0 .28 ) 7 .88
2023 8 .09 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .49 ) – ( 0 .49 ) 7 .54
2022 9 .83 0 .56 ( 1 .62 ) ( 1 .06 ) ( 0 .39 ) ( 0 .29 ) ( 0 .68 ) 8 .09
2021 9 .29 0 .29 0 .30 0 .59 ( 0 .05 ) – ( 0 .05 ) 9 .83
2020 8 .63 0 .10 0 .66 0 .76 ( 0 .10 ) – ( 0 .10 ) 9 .29
R-1 shares
2024 6 .93 0 .18 0 .32 0 .50 ( 0 .21 ) – ( 0 .21 ) 7 .22
2023 7 .44 0 .21 ( 0 .33 ) ( 0 .12 ) ( 0 .39 ) – ( 0 .39 ) 6 .93
2022 9 .10 0 .49 ( 1 .55 ) ( 1 .06 ) ( 0 .31 ) ( 0 .29 ) ( 0 .60 ) 7 .44
2021 8 .65 0 .21 0 .26 0 .47 ( 0 .02 ) – ( 0 .02 ) 9 .10
2020 8 .06 0 .02 0 .62 0 .64 ( 0 .05 ) – ( 0 .05 ) 8 .65
R-3 shares
2024 7 .13 0 .22 0 .31 0 .53 ( 0 .23 ) – ( 0 .23 ) 7 .43
2023 7 .67 0 .22 ( 0 .31 ) ( 0 .09 ) ( 0 .45 ) – ( 0 .45 ) 7 .13
2022 9 .34 0 .50 ( 1 .55 ) ( 1 .05 ) ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 7 .67
2021 8 .86 0 .25 0 .26 0 .51 ( 0 .03 ) – ( 0 .03 ) 9 .34
2020 8 .25 0 .05 0 .62 0 .67 ( 0 .06 ) – ( 0 .06 ) 8 .86
R-4 shares
2024 7 .25 0 .26 0 .30 0 .56 ( 0 .18 ) – ( 0 .18 ) 7 .63
2023 7 .78 0 .26 ( 0 .34 ) ( 0 .08 ) ( 0 .45 ) – ( 0 .45 ) 7 .25
2022 9 .50 0 .53 ( 1 .59 ) ( 1 .06 ) ( 0 .37 ) ( 0 .29 ) ( 0 .66 ) 7 .78
2021 8 .99 0 .20 0 .35 0 .55 ( 0 .04 ) – ( 0 .04 ) 9 .50
2020 8 .37 0 .06 0 .63 0 .69 ( 0 .07 ) – ( 0 .07 ) 8 .99
R-5 shares
2024 7 .35 0 .25 0 .34 0 .59 ( 0 .23 ) – ( 0 .23 ) 7 .71
2023 7 .90 0 .27 ( 0 .35 ) ( 0 .08 ) ( 0 .47 ) – ( 0 .47 ) 7 .35
2022 9 .62 0 .54 ( 1 .60 ) ( 1 .06 ) ( 0 .37 ) ( 0 .29 ) ( 0 .66 ) 7 .90
2021 9 .10 0 .29 0 .27 0 .56 ( 0 .04 ) – ( 0 .04 ) 9 .62
2020 8 .46 0 .07 0 .65 0 .72 ( 0 .08 ) – ( 0 .08 ) 9 .10

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .94% (b) $ 11,483 0 .73% (c) 0 .75% (d) 3 .13% 109 .6%
( 1 .18 ) (b) 13,956 0 .78 (c) 0 .80 (d) 3 .37 106 .3
( 11 .90 ) (b) 18,034 0 .73 (c) 0 .75 (d) 6 .29 108 .3
5 .85 (b) 16,550 0 .85 (c) 0 .87 (d) 3 .04 67 .7
8 .15 (b) 9,826 1 .03 (c) 1 .06 (d) 0 .55 80 .9
8 .29 2,218,800 0 .39 – 3 .68 109 .6
( 0 .86 ) 1,447,786 0 .40 – 3 .78 106 .3
( 11 .61 ) 1,616,313 0 .39 – 6 .34 108 .3
6 .33 1,471,415 0 .39 – 3 .03 67 .7
8 .83 1,745,470 0 .39 – 1 .11 80 .9
7 .32 511 1 .27 – 2 .50 109 .6
( 1 .70 ) 670 1 .27 – 2 .94 106 .3
( 12 .36 ) (e) 663 1 .27 – 5 .92 108 .3
5 .37 (e) 1,258 1 .27 – 2 .33 67 .7
7 .93 1,427 1 .26 – 0 .22 80 .9
7 .54 4,656 0 .96 – 2 .97 109 .6
( 1 .31 ) 4,708 0 .96 – 3 .00 106 .3
( 12 .09 ) 6,749 0 .96 – 5 .90 108 .3
5 .80 7,120 0 .96 – 2 .76 67 .7
8 .17 8,491 0 .95 – 0 .58 80 .9
7 .76 1,769 0 .77 – 3 .45 109 .6
( 1 .10 ) 1,360 0 .77 – 3 .43 106 .3
( 11 .95 ) 4,051 0 .77 – 6 .17 108 .3
6 .09 5,912 0 .77 – 2 .17 67 .7
8 .32 1,780 0 .76 – 0 .70 80 .9
8 .15 1,719 0 .65 – 3 .24 109 .6
( 1 .14 ) 3,492 0 .65 – 3 .48 106 .3
( 11 .83 ) 4,251 0 .65 – 6 .26 108 .3
6 .16 4,114 0 .65 – 3 .06 67 .7
8 .56 4,592 0 .64 – 0 .82 80 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY FUND
(b)
Institutional shares
2024 $ 12 .01 $ 0 .29 $ 2 .70 $ 2 .99 ( $ 0 .40 ) $ – ( $ 0 .40 ) $ 14 .60
2023 11 .24 0 .38 0 .74 1 .12 ( 0 .35 ) – ( 0 .35 ) 12 .01
2022 18 .41 0 .41 ( 5 .23 ) ( 4 .82 ) ( 0 .41 ) ( 1 .94 ) ( 2 .35 ) 11 .24
2021 15 .19 0 .44 3 .88 4 .32 ( 0 .21 ) ( 0 .89 ) ( 1 .10 ) 18 .41
2020 14 .94 0 .22 0 .41 0 .63 ( 0 .38 ) – ( 0 .38 ) 15 .19
R-1 shares
2024 11 .95 0 .19 2 .67 2 .86 ( 0 .30 ) – ( 0 .30 ) 14 .51
2023 11 .18 0 .27 0 .75 1 .02 ( 0 .25 ) – ( 0 .25 ) 11 .95
2022 18 .31 0 .30 ( 5 .22 ) ( 4 .92 ) ( 0 .27 ) ( 1 .94 ) ( 2 .21 ) 11 .18
2021 15 .11 0 .29 3 .89 4 .18 ( 0 .09 ) ( 0 .89 ) ( 0 .98 ) 18 .31
2020 14 .85 0 .10 0 .40 0 .50 ( 0 .24 ) – ( 0 .24 ) 15 .11
R-3 shares
2024 11 .99 0 .22 2 .70 2 .92 ( 0 .32 ) – ( 0 .32 ) 14 .59
2023 11 .21 0 .31 0 .75 1 .06 ( 0 .28 ) – ( 0 .28 ) 11 .99
2022 18 .35 0 .34 ( 5 .22 ) ( 4 .88 ) ( 0 .32 ) ( 1 .94 ) ( 2 .26 ) 11 .21
2021 15 .15 0 .38 3 .85 4 .23 ( 0 .14 ) ( 0 .89 ) ( 1 .03 ) 18 .35
2020 14 .89 0 .14 0 .42 0 .56 ( 0 .30 ) – ( 0 .30 ) 15 .15
R-4 shares
2024 12 .01 0 .26 2 .70 2 .96 ( 0 .33 ) – ( 0 .33 ) 14 .64
2023 11 .24 0 .27 0 .82 1 .09 ( 0 .32 ) – ( 0 .32 ) 12 .01
2022 18 .40 0 .37 ( 5 .24 ) ( 4 .87 ) ( 0 .35 ) ( 1 .94 ) ( 2 .29 ) 11 .24
2021 15 .17 0 .38 3 .90 4 .28 ( 0 .16 ) ( 0 .89 ) ( 1 .05 ) 18 .40
2020 14 .90 0 .18 0 .40 0 .58 ( 0 .31 ) – ( 0 .31 ) 15 .17
R-5 shares
2024 12 .02 0 .27 2 .70 2 .97 ( 0 .37 ) – ( 0 .37 ) 14 .62
2023 11 .26 0 .40 0 .70 1 .10 ( 0 .34 ) – ( 0 .34 ) 12 .02
2022 18 .39 0 .38 ( 5 .23 ) ( 4 .85 ) ( 0 .34 ) ( 1 .94 ) ( 2 .28 ) 11 .26
2021 15 .17 0 .40 3 .90 4 .30 ( 0 .19 ) ( 0 .89 ) ( 1 .08 ) 18 .39
2020 14 .91 0 .19 0 .40 0 .59 ( 0 .33 ) – ( 0 .33 ) 15 .17
R-6 shares
2024 12 .01 0 .31 2 .69 3 .00 ( 0 .41 ) – ( 0 .41 ) 14 .60
2023 11 .25 0 .39 0 .74 1 .13 ( 0 .37 ) – ( 0 .37 ) 12 .01
2022 18 .41 0 .42 ( 5 .22 ) ( 4 .80 ) ( 0 .42 ) ( 1 .94 ) ( 2 .36 ) 11 .25
2021 15 .19 0 .45 3 .89 4 .34 ( 0 .23 ) ( 0 .89 ) ( 1 .12 ) 18 .41
2020 14 .94 0 .23 0 .41 0 .64 ( 0 .39 ) – ( 0 .39 ) 15 .19

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
25 .19% $ 18,176 0 .81% (c) ,(d) 2 .12% 158 .0%
10 .06 88,447 0 .92 (c) ,(e) 2 .98 65 .8
( 29 .86 ) 88,476 0 .87 (c) 2 .93 60 .5
29 .33 133,135 0 .90 (c) 2 .43 55 .0
4 .14 100,695 0 .90 (c) 1 .48 68 .4
24 .18 1,337 1 .60 (d) 1 .32 158 .0
9 .19 1,049 1 .71 (e) 2 .14 65 .8
( 30 .39 ) 944 1 .65 2 .14 60 .5
28 .31 (f) 1,369 1 .67 1 .61 55 .0
3 .41 (f) 1,168 1 .67 (c) 0 .64 68 .4
24 .58 1,110 1 .29 (d) 1 .56 158 .0
9 .50 969 1 .40 (e) 2 .45 65 .8
( 30 .14 ) 1,649 1 .34 2 .40 60 .5
28 .72 3,029 1 .36 2 .11 55 .0
3 .71 2,167 1 .36 (c) 0 .94 68 .4
24 .94 301 1 .10 (d) 1 .84 158 .0
9 .73 285 1 .21 (e) 2 .19 65 .8
( 30 .04 ) 1,867 1 .15 2 .65 60 .5
29 .05 2,623 1 .17 2 .11 55 .0
3 .85 3,110 1 .17 (c) 1 .24 68 .4
25 .06 2,462 0 .98 (d) 1 .92 158 .0
9 .81 2,058 1 .09 (e) 3 .09 65 .8
( 29 .95 ) 487 1 .03 2 .73 60 .5
29 .12 (f) 755 1 .05 2 .21 55 .0
3 .99 (f) 1,493 1 .05 (c) 1 .32 68 .4
25 .30 208,314 0 .71 (c) ,(d) 2 .21 158 .0
10 .09 180,658 0 .82 (c) ,(e) 3 .09 65 .8
( 29 .73 ) 181,468 0 .76 (c) 3 .06 60 .5
29 .47 204,338 0 .79 (c) 2 .51 55 .0
4 .22 173,218 0 .79 (c) 1 .58 68 .4
(a) Calculated based on average shares outstanding during the period.
(b) Effective July 31, 2024, International Fund I changed its name to International Equity Fund.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Includes 0.13% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class A shares
2024 $ 14 .77 ( $ 0 .05 ) $ 5 .56 $ 5 .51 ( $ 1 .04 ) ( $ 1 .04 ) $ 19 .24
2023 14 .20 ( 0 .05 ) 2 .14 2 .09 ( 1 .52 ) ( 1 .52 ) 14 .77
2022 23 .75 ( 0 .08 ) ( 6 .95 ) ( 7 .03 ) ( 2 .52 ) ( 2 .52 ) 14 .20
2021 18 .39 ( 0 .11 ) 6 .91 6 .80 ( 1 .44 ) ( 1 .44 ) 23 .75
2020 15 .59 ( 0 .07 ) 4 .15 4 .08 ( 1 .28 ) ( 1 .28 ) 18 .39
Class J shares
2024 11 .25 ( 0 .01 ) 4 .18 4 .17 ( 1 .04 ) ( 1 .04 ) 14 .38
2023 11 .17 ( 0 .02 ) 1 .62 1 .60 ( 1 .52 ) ( 1 .52 ) 11 .25
2022 19 .22 ( 0 .04 ) ( 5 .49 ) ( 5 .53 ) ( 2 .52 ) ( 2 .52 ) 11 .17
2021 15 .10 ( 0 .06 ) 5 .62 5 .56 ( 1 .44 ) ( 1 .44 ) 19 .22
2020 13 .00 ( 0 .03 ) 3 .41 3 .38 ( 1 .28 ) ( 1 .28 ) 15 .10
Institutional shares
2024 15 .82 0 .01 5 .95 5 .96 ( 1 .04 ) ( 1 .04 ) 20 .74
2023 15 .05 ( 0 .01 ) 2 .30 2 .29 ( 1 .52 ) ( 1 .52 ) 15 .82
2022 24 .95 ( 0 .03 ) ( 7 .35 ) ( 7 .38 ) ( 2 .52 ) ( 2 .52 ) 15 .05
2021 19 .20 ( 0 .05 ) 7 .24 7 .19 ( 1 .44 ) ( 1 .44 ) 24 .95
2020 16 .18 ( 0 .02 ) 4 .32 4 .30 ( 1 .28 ) ( 1 .28 ) 19 .20
R-1 shares
2024 11 .56 ( 0 .11 ) 4 .30 4 .19 ( 1 .04 ) ( 1 .04 ) 14 .71
2023 11 .51 ( 0 .09 ) 1 .66 1 .57 ( 1 .52 ) ( 1 .52 ) 11 .56
2022 19 .83 ( 0 .14 ) ( 5 .66 ) ( 5 .80 ) ( 2 .52 ) ( 2 .52 ) 11 .51
2021 15 .64 ( 0 .18 ) 5 .81 5 .63 ( 1 .44 ) ( 1 .44 ) 19 .83
2020 13 .50 ( 0 .13 ) 3 .55 3 .42 ( 1 .28 ) ( 1 .28 ) 15 .64

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
38 .80% (b) $ 533,056 0 .94% (c) – % ( 0 .28 ) % 39 .6%
16 .90 (b) ,(d) 423,684 1 .00 (c) – ( 0 .37 ) 26 .5
( 32 .72 ) (b) 389,907 0 .96 (c) – ( 0 .46 ) 28 .4
38 .72 (b) 632,010 0 .95 (c) – ( 0 .51 ) 23 .1
27 .86 (b) 487,128 0 .99 (c) – ( 0 .43 ) 33 .6
39 .04 (b) 424,765 0 .77 (e) 0 .80 (f) ( 0 .11 ) 39 .6
17 .11 (b) ,(d) 319,716 0 .80 (e) 0 .84 (f) ( 0 .17 ) 26 .5
( 32 .65 ) (b) ,(g) 269,806 0 .79 (e) 0 .83 (f) ( 0 .29 ) 28 .4
39 .03 (b) ,(g) 445,587 0 .78 (e) 0 .82 (f) ( 0 .34 ) 23 .1
28 .03 (b) 331,514 0 .80 (e) 0 .85 (f) ( 0 .23 ) 33 .6
39 .08 693,756 0 .67 (c) – 0 .06 39 .6
17 .31 (d) 2,516,629 0 .68 (c) – ( 0 .05 ) 26 .5
( 32 .53 ) 2,371,763 0 .68 (c) – ( 0 .18 ) 28 .4
39 .14 3,460,761 0 .67 (c) – ( 0 .23 ) 23 .1
28 .23 2,630,670 0 .68 (c) – ( 0 .11 ) 33 .6
38 .10 10,511 1 .47 (c) – ( 0 .81 ) 39 .6
16 .26 (d) 9,023 1 .47 (c) – ( 0 .84 ) 26 .5
( 33 .05 ) (g) 8,728 1 .47 (c) – ( 0 .97 ) 28 .4
38 .07 (g) 14,313 1 .46 (c) – ( 1 .02 ) 23 .1
27 .22 11,345 1 .47 (c) – ( 0 .90 ) 33 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
R-3 shares
2024 $ 13 .11 ( $ 0 .08 ) $ 4 .90 $ 4 .82 $ – ( $ 1 .04 ) ( $ 1 .04 ) $ 16 .89
2023 12 .80 ( 0 .07 ) 1 .90 1 .83 – ( 1 .52 ) ( 1 .52 ) 13 .11
2022 21 .70 ( 0 .10 ) ( 6 .28 ) ( 6 .38 ) – ( 2 .52 ) ( 2 .52 ) 12 .80
2021 16 .94 ( 0 .14 ) 6 .34 6 .20 – ( 1 .44 ) ( 1 .44 ) 21 .70
2020 14 .48 ( 0 .09 ) 3 .83 3 .74 – ( 1 .28 ) ( 1 .28 ) 16 .94
R-4 shares
2024 13 .72 ( 0 .05 ) 5 .14 5 .09 – ( 1 .04 ) ( 1 .04 ) 17 .77
2023 13 .30 ( 0 .04 ) 1 .98 1 .94 – ( 1 .52 ) ( 1 .52 ) 13 .72
2022 22 .41 ( 0 .08 ) ( 6 .51 ) ( 6 .59 ) – ( 2 .52 ) ( 2 .52 ) 13 .30
2021 17 .42 ( 0 .10 ) 6 .53 6 .43 – ( 1 .44 ) ( 1 .44 ) 22 .41
2020 14 .83 ( 0 .06 ) 3 .93 3 .87 – ( 1 .28 ) ( 1 .28 ) 17 .42
R-5 shares
2024 14 .73 ( 0 .03 ) 5 .54 5 .51 – ( 1 .04 ) ( 1 .04 ) 19 .20
2023 14 .15 ( 0 .03 ) 2 .13 2 .10 – ( 1 .52 ) ( 1 .52 ) 14 .73
2022 23 .65 ( 0 .06 ) ( 6 .92 ) ( 6 .98 ) – ( 2 .52 ) ( 2 .52 ) 14 .15
2021 18 .29 ( 0 .08 ) 6 .88 6 .80 – ( 1 .44 ) ( 1 .44 ) 23 .65
2020 15 .50 ( 0 .04 ) 4 .11 4 .07 – ( 1 .28 ) ( 1 .28 ) 18 .29
R-6 shares
2024 15 .85 0 .01 5 .99 6 .00 – ( 1 .04 ) ( 1 .04 ) 20 .81
2023 15 .07 0 .01 2 .29 2 .30 – ( 1 .52 ) ( 1 .52 ) 15 .85
2022 24 .96 ( 0 .02 ) ( 7 .35 ) ( 7 .37 ) – ( 2 .52 ) ( 2 .52 ) 15 .07
2021 19 .19 ( 0 .03 ) 7 .25 7 .22 – ( 1 .45 ) ( 1 .45 ) 24 .96
2020 16 .17 – 4 .32 4 .32 ( 0 .03 ) ( 1 .27 ) ( 1 .30 ) 19 .19

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
38 .43% $ 71,500 1 .16% (b) ( 0 .50 ) % 39 .6%
16 .69 (c) 63,841 1 .16 (b) ( 0 .53 ) 26 .5
( 32 .85 ) (d) 58,977 1 .16 (b) ( 0 .66 ) 28 .4
38 .54 (d) 102,793 1 .15 (b) ( 0 .71 ) 23 .1
27 .61 89,315 1 .16 (b) ( 0 .58 ) 33 .6
38 .70 42,944 0 .97 (b) ( 0 .31 ) 39 .6
16 .93 (c) 46,894 0 .97 (b) ( 0 .33 ) 26 .5
( 32 .71 ) 47,601 0 .97 (b) ( 0 .47 ) 28 .4
38 .75 84,797 0 .96 (b) ( 0 .51 ) 23 .1
27 .86 82,907 0 .97 (b) ( 0 .39 ) 33 .6
38 .91 133,666 0 .85 (b) ( 0 .18 ) 39 .6
17 .04 (c) 148,543 0 .85 (b) ( 0 .21 ) 26 .5
( 32 .64 ) 158,035 0 .85 (b) ( 0 .35 ) 28 .4
38 .94 364,553 0 .84 (b) ( 0 .40 ) 23 .1
28 .04 (d) 296,527 0 .85 (b) ( 0 .27 ) 33 .6
39 .27 8,162,259 0 .59 (b) 0 .07 39 .6
17 .36 (c) 6,955,555 0 .59 (b) 0 .04 26 .5
( 32 .47 ) 6,257,991 0 .59 (b) ( 0 .09 ) 28 .4
39 .24 (d) 9,740,176 0 .59 (b) ( 0 .15 ) 23 .1
28 .42 (d) 7,254,770 0 .59 (b) ( 0 .02 ) 33 .6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2024 $ 21 .25 $ 0 .30 $ 7 .47 $ 7 .77 ( $ 0 .27 ) ( $ 0 .64 ) ( $ 0 .91 ) $ 28 .11
2023 19 .91 0 .27 1 .59 1 .86 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 21 .25
2022 26 .67 0 .24 ( 3 .75 ) ( 3 .51 ) ( 0 .20 ) ( 3 .05 ) ( 3 .25 ) 19 .91
2021 20 .14 0 .24 7 .88 8 .12 ( 0 .33 ) ( 1 .26 ) ( 1 .59 ) 26 .67
2020 19 .10 0 .28 1 .46 1 .74 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .14
Class J shares
2024 20 .97 0 .32 7 .36 7 .68 ( 0 .29 ) ( 0 .64 ) ( 0 .93 ) 27 .72
2023 19 .65 0 .29 1 .56 1 .85 ( 0 .26 ) ( 0 .27 ) ( 0 .53 ) 20 .97
2022 26 .36 0 .25 ( 3 .70 ) ( 3 .45 ) ( 0 .21 ) ( 3 .05 ) ( 3 .26 ) 19 .65
2021 19 .93 0 .25 7 .78 8 .03 ( 0 .34 ) ( 1 .26 ) ( 1 .60 ) 26 .36
2020 18 .91 0 .29 1 .44 1 .73 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 19 .93
Institutional shares
2024 21 .29 0 .36 7 .46 7 .82 ( 0 .32 ) ( 0 .64 ) ( 0 .96 ) 28 .15
2023 19 .94 0 .33 1 .59 1 .92 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 21 .29
2022 26 .70 0 .29 ( 3 .75 ) ( 3 .46 ) ( 0 .25 ) ( 3 .05 ) ( 3 .30 ) 19 .94
2021 20 .16 0 .30 7 .88 8 .18 ( 0 .38 ) ( 1 .26 ) ( 1 .64 ) 26 .70
2020 19 .12 0 .33 1 .46 1 .79 ( 0 .37 ) ( 0 .38 ) ( 0 .75 ) 20 .16
R-1 shares
2024 21 .13 0 .14 7 .42 7 .56 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 27 .92
2023 19 .78 0 .15 1 .59 1 .74 ( 0 .12 ) ( 0 .27 ) ( 0 .39 ) 21 .13
2022 26 .53 0 .10 ( 3 .75 ) ( 3 .65 ) ( 0 .05 ) ( 3 .05 ) ( 3 .10 ) 19 .78
2021 20 .05 0 .09 7 .85 7 .94 ( 0 .20 ) ( 1 .26 ) ( 1 .46 ) 26 .53
2020 19 .00 0 .16 1 .45 1 .61 ( 0 .18 ) ( 0 .38 ) ( 0 .56 ) 20 .05
R-3 shares
2024 21 .28 0 .22 7 .48 7 .70 ( 0 .21 ) ( 0 .64 ) ( 0 .85 ) 28 .13
2023 19 .91 0 .21 1 .60 1 .81 ( 0 .17 ) ( 0 .27 ) ( 0 .44 ) 21 .28
2022 26 .67 0 .17 ( 3 .76 ) ( 3 .59 ) ( 0 .12 ) ( 3 .05 ) ( 3 .17 ) 19 .91
2021 20 .15 0 .17 7 .87 8 .04 ( 0 .26 ) ( 1 .26 ) ( 1 .52 ) 26 .67
2020 19 .11 0 .22 1 .46 1 .68 ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 20 .15
R-4 shares
2024 21 .39 0 .27 7 .50 7 .77 ( 0 .24 ) ( 0 .64 ) ( 0 .88 ) 28 .28
2023 20 .02 0 .25 1 .61 1 .86 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 21 .39
2022 26 .78 0 .21 ( 3 .77 ) ( 3 .56 ) ( 0 .15 ) ( 3 .05 ) ( 3 .20 ) 20 .02
2021 20 .23 0 .21 7 .91 8 .12 ( 0 .31 ) ( 1 .26 ) ( 1 .57 ) 26 .78
2020 19 .19 0 .26 1 .46 1 .72 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 20 .23
R-5 shares
2024 21 .66 0 .30 7 .62 7 .92 ( 0 .27 ) ( 0 .64 ) ( 0 .91 ) 28 .67
2023 20 .27 0 .28 1 .63 1 .91 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 21 .66
2022 27 .09 0 .24 ( 3 .82 ) ( 3 .58 ) ( 0 .19 ) ( 3 .05 ) ( 3 .24 ) 20 .27
2021 20 .44 0 .24 7 .99 8 .23 ( 0 .32 ) ( 1 .26 ) ( 1 .58 ) 27 .09
2020 19 .38 0 .29 1 .47 1 .76 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .44

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
37 .50% (b) $ 805,883 0 .33% – % 1 .19% 2 .3%
9 .61 (b) 616,516 0 .42 – 1 .29 5 .9
( 14 .93 ) (b) 544,686 0 .40 – 1 .10 3 .7
42 .29 (b) 651,354 0 .40 – 1 .00 3 .8
9 .23 (b) 465,384 0 .42 – 1 .45 6 .0
37 .58 (b) 1,244,170 0 .27 (c) 0 .28 (d) 1 .25 2 .3
9 .71 (b) 892,669 0 .34 (c) 0 .36 (d) 1 .37 5 .9
( 14 .87 ) (b) 810,657 0 .34 (c) 0 .36 (d) 1 .15 3 .7
42 .31 (b) 970,126 0 .35 (c) 0 .37 (d) 1 .06 3 .8
9 .29 (b) 691,249 0 .36 (c) 0 .39 (d) 1 .52 6 .0
37 .75 5,998,941 0 .11 – 1 .40 2 .3
9 .93 4,143,385 0 .16 – 1 .55 5 .9
( 14 .73 ) 3,639,186 0 .16 – 1 .34 3 .7
42 .61 4,069,356 0 .17 – 1 .27 3 .8
9 .51 3,986,295 0 .17 – 1 .71 6 .0
36 .58 14,997 0 .98 – 0 .54 2 .3
9 .01 11,582 1 .02 – 0 .69 5 .9
( 15 .49 ) 11,720 1 .03 – 0 .45 3 .7
41 .38 17,742 1 .03 – 0 .36 3 .8
8 .58 11,726 1 .03 – 0 .85 6 .0
37 .03 169,311 0 .67 – 0 .85 2 .3
9 .32 136,914 0 .71 – 1 .00 5 .9
( 15 .21 ) 133,978 0 .72 – 0 .77 3 .7
41 .78 192,913 0 .72 – 0 .70 3 .8
8 .92 167,324 0 .72 – 1 .16 6 .0
37 .24 136,290 0 .48 – 1 .04 2 .3
9 .55 103,145 0 .52 – 1 .19 5 .9
( 15 .06 ) (e) 105,613 0 .53 – 0 .96 3 .7
42 .09 (e) 135,073 0 .53 – 0 .90 3 .8
9 .09 132,402 0 .53 – 1 .35 6 .0
37 .47 296,387 0 .36 – 1 .16 2 .3
9 .67 238,426 0 .40 – 1 .31 5 .9
( 14 .94 ) 256,634 0 .41 – 1 .08 3 .7
42 .22 327,673 0 .41 – 0 .99 3 .8
9 .21 244,545 0 .41 – 1 .48 6 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2024 $ 16 .27 $ 0 .25 $ 4 .33 $ 4 .58 ( $ 0 .23 ) ( $ 0 .31 ) ( $ 0 .54 ) $ 20 .31
2023 18 .01 0 .22 ( 0 .29 ) ( 0 .07 ) ( 0 .24 ) ( 1 .43 ) ( 1 .67 ) 16 .27
2022 20 .70 0 .21 ( 1 .16 ) ( 0 .95 ) ( 0 .14 ) ( 1 .60 ) ( 1 .74 ) 18 .01
2021 14 .67 0 .15 6 .10 6 .25 ( 0 .22 ) – ( 0 .22 ) 20 .70
2020 16 .98 0 .21 ( 1 .47 ) ( 1 .26 ) ( 0 .31 ) ( 0 .74 ) ( 1 .05 ) 14 .67
Institutional shares
2024 16 .63 0 .30 4 .42 4 .72 ( 0 .28 ) ( 0 .31 ) ( 0 .59 ) 20 .76
2023 18 .36 0 .28 ( 0 .29 ) ( 0 .01 ) ( 0 .29 ) ( 1 .43 ) ( 1 .72 ) 16 .63
2022 21 .07 0 .26 ( 1 .18 ) ( 0 .92 ) ( 0 .19 ) ( 1 .60 ) ( 1 .79 ) 18 .36
2021 14 .94 0 .21 6 .19 6 .40 ( 0 .27 ) – ( 0 .27 ) 21 .07
2020 17 .27 0 .26 ( 1 .48 ) ( 1 .22 ) ( 0 .37 ) ( 0 .74 ) ( 1 .11 ) 14 .94
R-1 shares
2024 16 .48 0 .14 4 .39 4 .53 ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 20 .57
2023 18 .21 0 .13 ( 0 .29 ) ( 0 .16 ) ( 0 .14 ) ( 1 .43 ) ( 1 .57 ) 16 .48
2022 20 .93 0 .10 ( 1 .18 ) ( 1 .08 ) ( 0 .04 ) ( 1 .60 ) ( 1 .64 ) 18 .21
2021 14 .83 0 .04 6 .17 6 .21 ( 0 .11 ) – ( 0 .11 ) 20 .93
2020 17 .13 0 .13 ( 1 .48 ) ( 1 .35 ) ( 0 .21 ) ( 0 .74 ) ( 0 .95 ) 14 .83
R-3 shares
2024 17 .64 0 .21 4 .69 4 .90 ( 0 .18 ) ( 0 .31 ) ( 0 .49 ) 22 .05
2023 19 .36 0 .19 ( 0 .30 ) ( 0 .11 ) ( 0 .18 ) ( 1 .43 ) ( 1 .61 ) 17 .64
2022 22 .13 0 .16 ( 1 .24 ) ( 1 .08 ) ( 0 .09 ) ( 1 .60 ) ( 1 .69 ) 19 .36
2021 15 .67 0 .10 6 .53 6 .63 ( 0 .17 ) – ( 0 .17 ) 22 .13
2020 18 .07 0 .19 ( 1 .58 ) ( 1 .39 ) ( 0 .27 ) ( 0 .74 ) ( 1 .01 ) 15 .67
R-4 shares
2024 16 .60 0 .24 4 .40 4 .64 ( 0 .21 ) ( 0 .31 ) ( 0 .52 ) 20 .72
2023 18 .32 0 .21 ( 0 .28 ) ( 0 .07 ) ( 0 .22 ) ( 1 .43 ) ( 1 .65 ) 16 .60
2022 21 .04 0 .19 ( 1 .19 ) ( 1 .00 ) ( 0 .12 ) ( 1 .60 ) ( 1 .72 ) 18 .32
2021 14 .90 0 .14 6 .20 6 .34 ( 0 .20 ) – ( 0 .20 ) 21 .04
2020 17 .23 0 .21 ( 1 .50 ) ( 1 .29 ) ( 0 .30 ) ( 0 .74 ) ( 1 .04 ) 14 .90
R-5 shares
2024 16 .80 0 .26 4 .46 4 .72 ( 0 .24 ) ( 0 .31 ) ( 0 .55 ) 20 .97
2023 18 .52 0 .23 ( 0 .28 ) ( 0 .05 ) ( 0 .24 ) ( 1 .43 ) ( 1 .67 ) 16 .80
2022 21 .22 0 .22 ( 1 .20 ) ( 0 .98 ) ( 0 .12 ) ( 1 .60 ) ( 1 .72 ) 18 .52
2021 15 .04 0 .16 6 .25 6 .41 ( 0 .23 ) – ( 0 .23 ) 21 .22
2020 17 .38 0 .23 ( 1 .50 ) ( 1 .27 ) ( 0 .33 ) ( 0 .74 ) ( 1 .07 ) 15 .04

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
28 .69% (b) $ 88,878 0 .93% (c) 1 .01% (d) 1 .36% 41 .1%
( 0 .46 ) (b) 76,888 1 .00 (c) 1 .09 (d) 1 .31 44 .9
( 4 .80 ) (b) 82,605 0 .97 (c) 1 .06 (d) 1 .13 42 .6
42 .96 (b) 84,871 0 .98 (c) 1 .07 (d) 0 .82 46 .3
( 8 .14 ) (b) 62,003 1 .04 (c) 1 .14 (d) 1 .39 54 .6
28 .97 3,682,407 0 .70 (e) – 1 .57 41 .1
( 0 .13 ) 2,556,406 0 .72 (e) – 1 .59 44 .9
( 4 .56 ) 2,634,970 0 .70 (e) – 1 .39 42 .6
43 .27 3,457,999 0 .70 (e) – 1 .07 46 .3
( 7 .82 ) 1,754,898 0 .72 (e) – 1 .72 54 .6
27 .88 3,719 1 .57 (e) – 0 .73 41 .1
( 0 .99 ) 3,475 1 .58 (e) – 0 .73 44 .9
( 5 .41 ) 4,060 1 .57 (e) – 0 .53 42 .6
42 .06 4,000 1 .58 (e) – 0 .22 46 .3
( 8 .58 ) 2,889 1 .59 (e) – 0 .85 54 .6
28 .19 6,886 1 .26 (e) – 1 .03 41 .1
( 0 .67 ) 5,941 1 .27 (e) – 1 .04 44 .9
( 5 .11 ) 6,078 1 .26 (e) – 0 .83 42 .6
42 .56 7,133 1 .27 (e) – 0 .52 46 .3
( 8 .36 ) 4,056 1 .28 (e) – 1 .16 54 .6
28 .47 1,111 1 .07 (e) – 1 .24 41 .1
( 0 .48 ) 1,123 1 .08 (e) – 1 .21 44 .9
( 4 .97 ) 1,934 1 .07 (e) – 1 .01 42 .6
42 .86 2,599 1 .08 (e) – 0 .72 46 .3
( 8 .19 ) 1,866 1 .09 (e) – 1 .34 54 .6
28 .61 5,485 0 .95 (e) – 1 .36 41 .1
( 0 .34 ) 5,618 0 .96 (e) – 1 .34 44 .9
( 4 .81 ) 5,432 0 .95 (e) – 1 .15 42 .6
42 .94 8,722 0 .96 (e) – 0 .84 46 .3
( 8 .05 ) 6,935 0 .97 (e) – 1 .47 54 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2024 $ 31 .74 $ 0 .07 $ 12 .66 $ 12 .73 $ – ( $ 0 .95 ) ( $ 0 .95 ) $ 43 .52
2023 30 .71 ( 0 .10 ) 2 .12 2 .02 – ( 0 .99 ) ( 0 .99 ) 31 .74
2022 42 .87 ( 0 .09 ) ( 8 .74 ) ( 8 .83 ) – ( 3 .33 ) ( 3 .33 ) 30 .71
2021 30 .19 ( 0 .19 ) 13 .26 13 .07 – ( 0 .39 ) ( 0 .39 ) 42 .87
2020 30 .15 ( 0 .01 ) 1 .44 1 .43 ( 0 .07 ) ( 1 .32 ) ( 1 .39 ) 30 .19
Class C shares
2024 26 .69 ( 0 .21 ) 10 .59 10 .38 – ( 0 .95 ) ( 0 .95 ) 36 .12
2023 26 .19 ( 0 .31 ) 1 .80 1 .49 – ( 0 .99 ) ( 0 .99 ) 26 .69
2022 37 .32 ( 0 .31 ) ( 7 .49 ) ( 7 .80 ) – ( 3 .33 ) ( 3 .33 ) 26 .19
2021 26 .51 ( 0 .39 ) 11 .59 11 .20 – ( 0 .39 ) ( 0 .39 ) 37 .32
2020 26 .77 ( 0 .19 ) 1 .25 1 .06 – ( 1 .32 ) ( 1 .32 ) 26 .51
Class J shares
2024 30 .43 0 .12 12 .13 12 .25 – ( 0 .95 ) ( 0 .95 ) 41 .73
2023 29 .44 ( 0 .05 ) 2 .03 1 .98 – ( 0 .99 ) ( 0 .99 ) 30 .43
2022 41 .18 ( 0 .04 ) ( 8 .37 ) ( 8 .41 ) – ( 3 .33 ) ( 3 .33 ) 29 .44
2021 28 .96 ( 0 .12 ) 12 .73 12 .61 – ( 0 .39 ) ( 0 .39 ) 41 .18
2020 28 .99 0 .03 1 .38 1 .41 ( 0 .12 ) ( 1 .32 ) ( 1 .44 ) 28 .96
Institutional shares
2024 33 .08 0 .17 13 .20 13 .37 ( 0 .01 ) ( 0 .95 ) ( 0 .96 ) 45 .49
2023 31 .88 ( 0 .01 ) 2 .20 2 .19 – ( 0 .99 ) ( 0 .99 ) 33 .08
2022 44 .26 – ( 9 .05 ) ( 9 .05 ) – ( 3 .33 ) ( 3 .33 ) 31 .88
2021 31 .08 ( 0 .09 ) 13 .66 13 .57 – ( 0 .39 ) ( 0 .39 ) 44 .26
2020 31 .00 0 .06 1 .49 1 .55 ( 0 .15 ) ( 1 .32 ) ( 1 .47 ) 31 .08
R-1 shares
2024 28 .04 ( 0 .13 ) 11 .14 11 .01 – ( 0 .95 ) ( 0 .95 ) 38 .10
2023 27 .37 ( 0 .24 ) 1 .90 1 .66 – ( 0 .99 ) ( 0 .99 ) 28 .04
2022 38 .77 ( 0 .24 ) ( 7 .83 ) ( 8 .07 ) – ( 3 .33 ) ( 3 .33 ) 27 .37
2021 27 .47 ( 0 .35 ) 12 .04 11 .69 – ( 0 .39 ) ( 0 .39 ) 38 .77
2020 27 .63 ( 0 .14 ) 1 .30 1 .16 – ( 1 .32 ) ( 1 .32 ) 27 .47

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
40 .69% (b) $ 1,994,144 0 .91% – % 0 .18% 10 .5%
6 .62 (b) 1,590,186 0 .95 – ( 0 .30 ) 10 .1
( 22 .25 ) (b) 1,591,916 0 .94 – ( 0 .27 ) 14 .1
43 .63 (b) 2,198,683 0 .93 – ( 0 .50 ) 12 .4
4 .83 (b) 1,607,917 0 .95 – ( 0 .04 ) 13 .9
39 .55 (b) 34,593 1 .72 – ( 0 .64 ) 10 .5
5 .71 (b) 29,926 1 .78 – ( 1 .13 ) 10 .1
( 22 .84 ) (b) 40,097 1 .72 – ( 1 .06 ) 14 .1
42 .62 (b) 72,682 1 .67 – ( 1 .21 ) 12 .4
4 .02 (b) 158,906 1 .69 – ( 0 .74 ) 13 .9
40 .87 (b) 385,523 0 .76 (c) 0 .78 (d) 0 .32 10 .5
6 .78 (b) 293,360 0 .80 (c) 0 .82 (d) ( 0 .16 ) 10 .1
( 22 .13 ) (b) 292,151 0 .79 (c) 0 .81 (d) ( 0 .12 ) 14 .1
43 .85 (b) ,(e) 407,907 0 .78 (c) 0 .80 (d) ( 0 .34 ) 12 .4
4 .98 (b) ,(e) 310,404 0 .79 (c) 0 .82 (d) 0 .12 13 .9
41 .00 13,863,432 0 .67 – 0 .41 10 .5
6 .92 9,079,129 0 .68 – ( 0 .04 ) 10 .1
( 22 .05 ) (e) 10,110,818 0 .67 (f) – 0 .00 14 .1
44 .03 (e) 15,790,247 0 .67 (f) – ( 0 .24 ) 12 .4
5 .08 12,106,903 0 .69 (f) – 0 .21 13 .9
39 .90 112,260 1 .45 – ( 0 .38 ) 10 .5
6 .10 81,144 1 .46 – ( 0 .82 ) 10 .1
( 22 .67 ) 83,862 1 .46 – ( 0 .79 ) 14 .1
42 .92 116,642 1 .46 – ( 1 .02 ) 12 .4
4 .27 89,600 1 .46 – ( 0 .54 ) 13 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP FUND
R-3 shares
2024 $ 30 .58 ( $ 0 .03 ) $ 12 .19 $ 12 .16 $ – ( $ 0 .95 ) ( $ 0 .95 ) $ 41 .79
2023 29 .68 ( 0 .16 ) 2 .05 1 .89 – ( 0 .99 ) ( 0 .99 ) 30 .58
2022 41 .63 ( 0 .16 ) ( 8 .46 ) ( 8 .62 ) – ( 3 .33 ) ( 3 .33 ) 29 .68
2021 29 .38 ( 0 .26 ) 12 .90 12 .64 – ( 0 .39 ) ( 0 .39 ) 41 .63
2020 29 .38 ( 0 .06 ) 1 .38 1 .32 – ( 1 .32 ) ( 1 .32 ) 29 .38
R-4 shares
2024 32 .43 0 .05 12 .93 12 .98 – ( 0 .95 ) ( 0 .95 ) 44 .46
2023 31 .36 ( 0 .11 ) 2 .17 2 .06 – ( 0 .99 ) ( 0 .99 ) 32 .43
2022 43 .71 ( 0 .11 ) ( 8 .91 ) ( 9 .02 ) – ( 3 .33 ) ( 3 .33 ) 31 .36
2021 30 .78 ( 0 .20 ) 13 .52 13 .32 – ( 0 .39 ) ( 0 .39 ) 43 .71
2020 30 .70 ( 0 .01 ) 1 .46 1 .45 ( 0 .05 ) ( 1 .32 ) ( 1 .37 ) 30 .78
R-5 shares
2024 32 .31 0 .10 12 .88 12 .98 – ( 0 .95 ) ( 0 .95 ) 44 .34
2023 31 .21 ( 0 .07 ) 2 .16 2 .09 – ( 0 .99 ) ( 0 .99 ) 32 .31
2022 43 .47 ( 0 .06 ) ( 8 .87 ) ( 8 .93 ) – ( 3 .33 ) ( 3 .33 ) 31 .21
2021 30 .57 ( 0 .15 ) 13 .44 13 .29 – ( 0 .39 ) ( 0 .39 ) 43 .47
2020 30 .53 0 .03 1 .44 1 .47 ( 0 .11 ) ( 1 .32 ) ( 1 .43 ) 30 .57
R-6 shares
2024 33 .13 0 .21 13 .21 13 .42 ( 0 .04 ) ( 0 .95 ) ( 0 .99 ) 45 .56
2023 31 .90 0 .01 2 .21 2 .22 – ( 0 .99 ) ( 0 .99 ) 33 .13
2022 44 .26 0 .03 ( 9 .06 ) ( 9 .03 ) – ( 3 .33 ) ( 3 .33 ) 31 .90
2021 31 .05 ( 0 .06 ) 13 .66 13 .60 – ( 0 .39 ) ( 0 .39 ) 44 .26
2020 30 .97 0 .09 1 .49 1 .58 ( 0 .18 ) ( 1 .32 ) ( 1 .50 ) 31 .05

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
40 .36% $ 51,069 1 .14% ( 0 .07 ) % 10 .5%
6 .41 40,789 1 .15 ( 0 .51 ) 10 .1
( 22 .42 ) 44,432 1 .15 ( 0 .49 ) 14 .1
43 .32 (b) 73,376 1 .15 ( 0 .71 ) 12 .4
4 .61 (b) 66,616 1 .15 ( 0 .22 ) 13 .9
40 .59 59,494 0 .95 0 .12 10 .5
6 .61 45,069 0 .96 ( 0 .32 ) 10 .1
( 22 .25 ) 48,916 0 .96 ( 0 .30 ) 14 .1
43 .61 81,569 0 .96 ( 0 .52 ) 12 .4
4 .82 71,485 0 .96 ( 0 .04 ) 13 .9
40 .75 281,715 0 .83 0 .24 10 .5
6 .74 219,018 0 .84 ( 0 .21 ) 10 .1
( 22 .16 ) 296,351 0 .84 ( 0 .17 ) 14 .1
43 .76 (b) 427,065 0 .84 ( 0 .40 ) 12 .4
4 .93 (b) 325,105 0 .84 0 .09 13 .9
41 .11 11,302,031 0 .59 0 .50 10 .5
7 .01 6,835,701 0 .60 (c) 0 .04 10 .1
( 21 .98 ) 5,989,509 0 .59 (c) 0 .09 14 .1
44 .13 5,220,374 0 .59 (c) ( 0 .15 ) 12 .4
5 .20 4,054,486 0 .60 (c) 0 .29 13 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2024 $ 5 .46 ( $ 0 .02 ) $ 1 .72 $ 1 .70 $ – $ – $ 7 .16
2023 5 .77 ( 0 .02 ) ( 0 .29 ) ( 0 .31 ) – – 5 .46
2022 10 .74 ( 0 .03 ) ( 2 .79 ) ( 2 .82 ) ( 2 .15 ) ( 2 .15 ) 5 .77
2021 8 .39 ( 0 .03 ) 3 .63 3 .60 ( 1 .25 ) ( 1 .25 ) 10 .74
2020 6 .40 ( 0 .04 ) 2 .39 2 .35 ( 0 .36 ) ( 0 .36 ) 8 .39
Institutional shares
2024 8 .23 ( 0 .02 ) 2 .60 2 .58 – – 10 .81
2023 8 .69 ( 0 .01 ) ( 0 .45 ) ( 0 .46 ) – – 8 .23
2022 14 .99 ( 0 .03 ) ( 4 .12 ) ( 4 .15 ) ( 2 .15 ) ( 2 .15 ) 8 .69
2021 11 .30 ( 0 .03 ) 4 .97 4 .94 ( 1 .25 ) ( 1 .25 ) 14 .99
2020 8 .48 ( 0 .04 ) 3 .22 3 .18 ( 0 .36 ) ( 0 .36 ) 11 .30
R-1 shares
2024 5 .59 ( 0 .06 ) 1 .75 1 .69 – – 7 .28
2023 5 .94 ( 0 .06 ) ( 0 .29 ) ( 0 .35 ) – – 5 .59
2022 11 .05 ( 0 .08 ) ( 2 .88 ) ( 2 .96 ) ( 2 .15 ) ( 2 .15 ) 5 .94
2021 8 .66 ( 0 .10 ) 3 .74 3 .64 ( 1 .25 ) ( 1 .25 ) 11 .05
2020 6 .63 ( 0 .09 ) 2 .48 2 .39 ( 0 .36 ) ( 0 .36 ) 8 .66
R-3 shares
2024 7 .22 ( 0 .06 ) 2 .28 2 .22 – – 9 .44
2023 7 .66 ( 0 .05 ) ( 0 .39 ) ( 0 .44 ) – – 7 .22
2022 13 .55 ( 0 .07 ) ( 3 .67 ) ( 3 .74 ) ( 2 .15 ) ( 2 .15 ) 7 .66
2021 10 .35 ( 0 .09 ) 4 .54 4 .45 ( 1 .25 ) ( 1 .25 ) 13 .55
2020 7 .84 ( 0 .07 ) 2 .94 2 .87 ( 0 .36 ) ( 0 .36 ) 10 .35
R-4 shares
2024 7 .99 ( 0 .04 ) 2 .51 2 .47 – – 10 .46
2023 8 .45 ( 0 .04 ) ( 0 .42 ) ( 0 .46 ) – – 7 .99
2022 14 .68 ( 0 .06 ) ( 4 .02 ) ( 4 .08 ) ( 2 .15 ) ( 2 .15 ) 8 .45
2021 11 .12 ( 0 .07 ) 4 .88 4 .81 ( 1 .25 ) ( 1 .25 ) 14 .68
2020 8 .38 ( 0 .06 ) 3 .16 3 .10 ( 0 .36 ) ( 0 .36 ) 11 .12
R-5 shares
2024 8 .54 ( 0 .03 ) 2 .68 2 .65 – – 11 .19
2023 9 .02 ( 0 .03 ) ( 0 .45 ) ( 0 .48 ) – – 8 .54
2022 15 .50 ( 0 .05 ) ( 4 .28 ) ( 4 .33 ) ( 2 .15 ) ( 2 .15 ) 9 .02
2021 11 .67 ( 0 .05 ) 5 .13 5 .08 ( 1 .25 ) ( 1 .25 ) 15 .50
2020 8 .77 ( 0 .05 ) 3 .31 3 .26 ( 0 .36 ) ( 0 .36 ) 11 .67

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30 .95% (b) ,(c) $ 78,956 0 .88% (d) 0 .89% (e) ( 0 .28 ) % 149 .5%
( 5 .37 ) (c) 70,897 0 .93 (d) 0 .95 (e) ( 0 .33 ) 181 .4
( 31 .59 ) (b) ,(c) 81,825 0 .90 (d) 0 .92 (e) ( 0 .42 ) 165 .5
45 .43 (b) ,(c) 131,086 0 .88 (d) 0 .90 (e) ( 0 .35 ) 114 .5
38 .55 (b) ,(c) 93,209 0 .93 (d) 0 .96 (e) ( 0 .56 ) 120 .6
31 .23 (b) 108,171 0 .75 (f) – ( 0 .16 ) 149 .5
( 5 .29 ) 98,232 0 .75 (f) – ( 0 .15 ) 181 .4
( 31 .50 ) (b) 125,149 0 .75 (f) – ( 0 .26 ) 165 .5
45 .74 (b) 149,191 0 .75 (f) – ( 0 .24 ) 114 .5
38 .77 58,852 0 .75 (f) – ( 0 .38 ) 120 .6
30 .05 (b) 849 1 .55 – ( 0 .95 ) 149 .5
( 5 .89 ) 777 1 .55 – ( 0 .95 ) 181 .4
( 32 .06 ) (b) 881 1 .54 – ( 1 .05 ) 165 .5
44 .57 (b) 1,740 1 .54 – ( 1 .02 ) 114 .5
37 .62 1,789 1 .55 – ( 1 .19 ) 120 .6
30 .61 (b) 14,421 1 .24 – ( 0 .64 ) 149 .5
( 5 .74 ) 15,596 1 .24 – ( 0 .64 ) 181 .4
( 31 .86 ) (b) 17,879 1 .23 – ( 0 .75 ) 165 .5
45 .01 (b) 22,672 1 .23 – ( 0 .72 ) 114 .5
38 .08 (b) 13,555 1 .24 – ( 0 .87 ) 120 .6
30 .79 (b) 5,070 1 .05 – ( 0 .45 ) 149 .5
( 5 .44 ) 4,295 1 .05 – ( 0 .45 ) 181 .4
( 31 .72 ) (b) 4,709 1 .04 – ( 0 .56 ) 165 .5
45 .27 (b) 6,759 1 .04 – ( 0 .52 ) 114 .5
38 .26 4,709 1 .05 – ( 0 .68 ) 120 .6
30 .91 (b) 4,771 0 .93 – ( 0 .33 ) 149 .5
( 5 .32 ) 4,137 0 .93 – ( 0 .33 ) 181 .4
( 31 .64 ) (b) 5,778 0 .92 – ( 0 .43 ) 165 .5
45 .47 (b) 25,223 0 .92 – ( 0 .39 ) 114 .5
38 .38 23,760 0 .93 – ( 0 .55 ) 120 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2024 $ 6 .97 ( $ 0 .03 ) $ 1 .72 $ 1 .69 ( $ 0 .81 ) ( $ 0 .81 ) $ 7 .85
2023 7 .29 ( 0 .03 ) ( 0 .10 ) ( 0 .13 ) ( 0 .19 ) ( 0 .19 ) 6 .97
2022 13 .69 ( 0 .05 ) ( 2 .92 ) ( 2 .97 ) ( 3 .43 ) ( 3 .43 ) 7 .29
2021 10 .46 ( 0 .09 ) 4 .12 4 .03 ( 0 .80 ) ( 0 .80 ) 13 .69
2020 9 .53 ( 0 .06 ) 1 .98 1 .92 ( 0 .99 ) ( 0 .99 ) 10 .46
Institutional shares
2024 10 .25 ( 0 .01 ) 2 .54 2 .53 ( 0 .81 ) ( 0 .81 ) 11 .97
2023 10 .59 ( 0 .01 ) ( 0 .14 ) ( 0 .15 ) ( 0 .19 ) ( 0 .19 ) 10 .25
2022 18 .18 ( 0 .04 ) ( 4 .12 ) ( 4 .16 ) ( 3 .43 ) ( 3 .43 ) 10 .59
2021 13 .63 ( 0 .08 ) 5 .43 5 .35 ( 0 .80 ) ( 0 .80 ) 18 .18
2020 12 .10 ( 0 .04 ) 2 .56 2 .52 ( 0 .99 ) ( 0 .99 ) 13 .63
R-1 shares
2024 6 .77 ( 0 .07 ) 1 .65 1 .58 ( 0 .81 ) ( 0 .81 ) 7 .54
2023 7 .12 ( 0 .07 ) ( 0 .09 ) ( 0 .16 ) ( 0 .19 ) ( 0 .19 ) 6 .77
2022 13 .51 ( 0 .10 ) ( 2 .86 ) ( 2 .96 ) ( 3 .43 ) ( 3 .43 ) 7 .12
2021 10 .39 ( 0 .17 ) 4 .09 3 .92 ( 0 .80 ) ( 0 .80 ) 13 .51
2020 9 .52 ( 0 .11 ) 1 .97 1 .86 ( 0 .99 ) ( 0 .99 ) 10 .39
R-3 shares
2024 8 .80 ( 0 .06 ) 2 .17 2 .11 ( 0 .81 ) ( 0 .81 ) 10 .10
2023 9 .17 ( 0 .06 ) ( 0 .12 ) ( 0 .18 ) ( 0 .19 ) ( 0 .19 ) 8 .80
2022 16 .30 ( 0 .10 ) ( 3 .60 ) ( 3 .70 ) ( 3 .43 ) ( 3 .43 ) 9 .17
2021 12 .36 ( 0 .16 ) 4 .90 4 .74 ( 0 .80 ) ( 0 .80 ) 16 .30
2020 11 .12 ( 0 .10 ) 2 .33 2 .23 ( 0 .99 ) ( 0 .99 ) 12 .36
R-4 shares
2024 9 .39 ( 0 .05 ) 2 .32 2 .27 ( 0 .81 ) ( 0 .81 ) 10 .85
2023 9 .75 ( 0 .05 ) ( 0 .12 ) ( 0 .17 ) ( 0 .19 ) ( 0 .19 ) 9 .39
2022 17 .08 ( 0 .09 ) ( 3 .81 ) ( 3 .90 ) ( 3 .43 ) ( 3 .43 ) 9 .75
2021 12 .90 ( 0 .14 ) 5 .12 4 .98 ( 0 .80 ) ( 0 .80 ) 17 .08
2020 11 .53 ( 0 .08 ) 2 .44 2 .36 ( 0 .99 ) ( 0 .99 ) 12 .90
R-5 shares
2024 10 .18 ( 0 .04 ) 2 .52 2 .48 ( 0 .81 ) ( 0 .81 ) 11 .85
2023 10 .54 ( 0 .04 ) ( 0 .13 ) ( 0 .17 ) ( 0 .19 ) ( 0 .19 ) 10 .18
2022 18 .15 ( 0 .08 ) ( 4 .10 ) ( 4 .18 ) ( 3 .43 ) ( 3 .43 ) 10 .54
2021 13 .65 ( 0 .12 ) 5 .42 5 .30 ( 0 .80 ) ( 0 .80 ) 18 .15
2020 12 .14 ( 0 .07 ) 2 .57 2 .50 ( 0 .99 ) ( 0 .99 ) 13 .65

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
25 .08% (b) $ 41,631 1 .04% (c) 1 .08% (d) ( 0 .33 ) % 54 .7%
( 1 .76 ) (b) 36,508 1 .13 (c) 1 .17 (d) ( 0 .42 ) 49 .4
( 27 .12 ) (b) 38,816 1 .14 (c) 1 .18 (d) ( 0 .65 ) 44 .0
39 .96 (b) 59,567 1 .12 (c) 1 .17 (d) ( 0 .77 ) 34 .3
21 .76 (b) 45,753 1 .19 (c) 1 .25 (d) ( 0 .65 ) 50 .7
25 .26 388,247 0 .80 (e) – ( 0 .07 ) 54 .7
( 1 .40 ) 1,033,488 0 .80 (e) – ( 0 .10 ) 49 .4
( 26 .94 ) 1,120,495 0 .85 (e) – ( 0 .35 ) 44 .0
40 .37 1,165,856 0 .86 (e) – ( 0 .50 ) 34 .3
22 .12 1,127,871 0 .87 (e) – ( 0 .33 ) 50 .7
24 .12 1,220 1 .68 (e) – ( 0 .97 ) 54 .7
( 2 .24 ) 1,071 1 .68 (e) – ( 0 .97 ) 49 .4
( 27 .51 ) 1,248 1 .73 (e) – ( 1 .24 ) 44 .0
39 .12 1,781 1 .74 (e) – ( 1 .38 ) 34 .3
21 .09 1,430 1 .75 (e) – ( 1 .21 ) 50 .7
24 .61 2,754 1 .37 (e) – ( 0 .66 ) 54 .7
( 1 .95 ) 2,698 1 .37 (e) – ( 0 .66 ) 49 .4
( 27 .30 ) 3,568 1 .42 (e) – ( 0 .93 ) 44 .0
39 .54 5,149 1 .43 (e) – ( 1 .09 ) 34 .3
21 .41 2,643 1 .44 (e) – ( 0 .89 ) 50 .7
24 .78 1,551 1 .18 (e) – ( 0 .48 ) 54 .7
( 1 .73 ) 1,374 1 .18 (e) – ( 0 .48 ) 49 .4
( 27 .21 ) 1,379 1 .23 (e) – ( 0 .75 ) 44 .0
39 .76 2,640 1 .24 (e) – ( 0 .89 ) 34 .3
21 .80 2,223 1 .25 (e) – ( 0 .69 ) 50 .7
24 .92 2,658 1 .06 (e) – ( 0 .34 ) 54 .7
( 1 .60 ) 2,945 1 .06 (e) – ( 0 .36 ) 49 .4
( 27 .13 ) 2,520 1 .11 (e) – ( 0 .61 ) 44 .0
39 .92 5,903 1 .12 (e) – ( 0 .76 ) 34 .3
21 .87 6,505 1 .13 (e) – ( 0 .59 ) 50 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2024 $ 18 .60 $ 0 .27 $ 5 .65 $ 5 .92 ( $ 0 .26 ) ( $ 0 .52 ) ( $ 0 .78 ) $ 23 .74
2023 20 .31 0 .24 ( 0 .52 ) ( 0 .28 ) ( 0 .24 ) ( 1 .19 ) ( 1 .43 ) 18 .60
2022 25 .15 0 .24 ( 3 .04 ) ( 2 .80 ) ( 0 .25 ) ( 1 .79 ) ( 2 .04 ) 20 .31
2021 18 .23 0 .26 8 .18 8 .44 ( 0 .21 ) ( 1 .31 ) ( 1 .52 ) 25 .15
2020 19 .65 0 .20 ( 0 .41 ) ( 0 .21 ) ( 0 .26 ) ( 0 .95 ) ( 1 .21 ) 18 .23
Institutional shares
2024 19 .39 0 .31 5 .90 6 .21 ( 0 .29 ) ( 0 .52 ) ( 0 .81 ) 24 .79
2023 21 .11 0 .28 ( 0 .54 ) ( 0 .26 ) ( 0 .27 ) ( 1 .19 ) ( 1 .46 ) 19 .39
2022 26 .06 0 .28 ( 3 .16 ) ( 2 .88 ) ( 0 .28 ) ( 1 .79 ) ( 2 .07 ) 21 .11
2021 18 .84 0 .31 8 .46 8 .77 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 26 .06
2020 20 .28 0 .25 ( 0 .44 ) ( 0 .19 ) ( 0 .30 ) ( 0 .95 ) ( 1 .25 ) 18 .84
R-1 shares
2024 19 .10 0 .13 5 .82 5 .95 ( 0 .13 ) ( 0 .52 ) ( 0 .65 ) 24 .40
2023 20 .81 0 .12 ( 0 .53 ) ( 0 .41 ) ( 0 .11 ) ( 1 .19 ) ( 1 .30 ) 19 .10
2022 25 .71 0 .10 ( 3 .12 ) ( 3 .02 ) ( 0 .09 ) ( 1 .79 ) ( 1 .88 ) 20 .81
2021 18 .62 0 .11 8 .37 8 .48 ( 0 .08 ) ( 1 .31 ) ( 1 .39 ) 25 .71
2020 19 .99 0 .10 ( 0 .44 ) ( 0 .34 ) ( 0 .08 ) ( 0 .95 ) ( 1 .03 ) 18 .62
R-3 shares
2024 19 .86 0 .21 6 .03 6 .24 ( 0 .18 ) ( 0 .52 ) ( 0 .70 ) 25 .40
2023 21 .57 0 .19 ( 0 .54 ) ( 0 .35 ) ( 0 .17 ) ( 1 .19 ) ( 1 .36 ) 19 .86
2022 26 .57 0 .18 ( 3 .24 ) ( 3 .06 ) ( 0 .15 ) ( 1 .79 ) ( 1 .94 ) 21 .57
2021 19 .19 0 .19 8 .64 8 .83 ( 0 .14 ) ( 1 .31 ) ( 1 .45 ) 26 .57
2020 20 .63 0 .16 ( 0 .46 ) ( 0 .30 ) ( 0 .19 ) ( 0 .95 ) ( 1 .14 ) 19 .19
R-4 shares
2024 19 .98 0 .25 6 .08 6 .33 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 25 .57
2023 21 .70 0 .23 ( 0 .55 ) ( 0 .32 ) ( 0 .21 ) ( 1 .19 ) ( 1 .40 ) 19 .98
2022 26 .72 0 .22 ( 3 .25 ) ( 3 .03 ) ( 0 .20 ) ( 1 .79 ) ( 1 .99 ) 21 .70
2021 19 .29 0 .23 8 .68 8 .91 ( 0 .17 ) ( 1 .31 ) ( 1 .48 ) 26 .72
2020 20 .73 0 .19 ( 0 .45 ) ( 0 .26 ) ( 0 .23 ) ( 0 .95 ) ( 1 .18 ) 19 .29
R-5 shares
2024 20 .22 0 .28 6 .17 6 .45 ( 0 .25 ) ( 0 .52 ) ( 0 .77 ) 25 .90
2023 21 .95 0 .26 ( 0 .57 ) ( 0 .31 ) ( 0 .23 ) ( 1 .19 ) ( 1 .42 ) 20 .22
2022 27 .00 0 .25 ( 3 .28 ) ( 3 .03 ) ( 0 .23 ) ( 1 .79 ) ( 2 .02 ) 21 .95
2021 19 .48 0 .27 8 .76 9 .03 ( 0 .20 ) ( 1 .31 ) ( 1 .51 ) 27 .00
2020 20 .91 0 .22 ( 0 .45 ) ( 0 .23 ) ( 0 .25 ) ( 0 .95 ) ( 1 .20 ) 19 .48
R-6 shares
2024 19 .39 0 .33 5 .89 6 .22 ( 0 .31 ) ( 0 .52 ) ( 0 .83 ) 24 .78
2023 21 .11 0 .30 ( 0 .54 ) ( 0 .24 ) ( 0 .29 ) ( 1 .19 ) ( 1 .48 ) 19 .39
2022 26 .05 0 .30 ( 3 .15 ) ( 2 .85 ) ( 0 .30 ) ( 1 .79 ) ( 2 .09 ) 21 .11
2021 18 .83 0 .32 8 .46 8 .78 ( 0 .25 ) ( 1 .31 ) ( 1 .56 ) 26 .05
2020 20 .27 0 .25 ( 0 .43 ) ( 0 .18 ) ( 0 .31 ) ( 0 .95 ) ( 1 .26 ) 18 .83

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
32 .43% (b) $ 153,543 0 .36% (c) 0 .38% (d) 1 .23% 19 .9%
( 1 .41 ) (b) 122,039 0 .40 (c) 0 .42 (d) 1 .21 20 .4
( 11 .85 ) (b) 127,212 0 .39 (c) 0 .41 (d) 1 .12 20 .9
48 .22 (b) 151,143 0 .39 (c) 0 .41 (d) 1 .11 19 .2
( 1 .47 ) (b) 104,139 0 .41 (c) 0 .44 (d) 1 .15 23 .6
32 .61 213,290 0 .25 – 1 .35 19 .9
( 1 .25 ) 183,105 0 .25 – 1 .36 20 .4
( 11 .73 ) 188,790 0 .23 – 1 .27 20 .9
48 .45 251,222 0 .22 – 1 .27 19 .2
( 1 .35 ) 187,318 0 .23 (e) – 1 .34 23 .6
31 .61 5,541 1 .04 – 0 .57 19 .9
( 2 .06 ) 5,151 1 .04 – 0 .57 20 .4
( 12 .45 ) (f) 5,539 1 .04 – 0 .47 20 .9
47 .28 (f) 6,584 1 .04 – 0 .45 19 .2
( 2 .07 ) 5,032 1 .04 – 0 .52 23 .6
31 .92 66,175 0 .73 – 0 .87 19 .9
( 1 .70 ) 59,228 0 .73 – 0 .88 20 .4
( 12 .15 ) 67,797 0 .73 – 0 .77 20 .9
47 .71 88,428 0 .73 – 0 .76 19 .2
( 1 .83 ) 64,732 0 .73 – 0 .83 23 .6
32 .22 42,213 0 .54 – 1 .06 19 .9
( 1 .54 ) 37,056 0 .54 – 1 .07 20 .4
( 12 .00 ) 42,003 0 .54 – 0 .97 20 .9
47 .98 53,233 0 .54 – 0 .95 19 .2
( 1 .62 ) 43,726 0 .54 – 1 .02 23 .6
32 .42 90,491 0 .42 – 1 .18 19 .9
( 1 .45 ) 76,662 0 .42 – 1 .19 20 .4
( 11 .87 ) 95,818 0 .42 – 1 .08 20 .9
48 .14 122,169 0 .42 – 1 .08 19 .2
( 1 .46 ) 102,868 0 .42 – 1 .14 23 .6
32 .67 701,967 0 .16 – 1 .45 19 .9
( 1 .18 ) 740,171 0 .16 – 1 .44 20 .4
( 11 .64 ) 712,153 0 .16 (e) – 1 .36 20 .9
48 .58 740,456 0 .16 (e) – 1 .34 19 .2
( 1 .28 ) 479,248 0 .16 (e) – 1 .38 23 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2024 $ 14 .89 $ 0 .14 $ 4 .06 $ 4 .20 ( $ 0 .15 ) ( $ 0 .54 ) ( $ 0 .69 ) $ 18 .40
2023 16 .23 0 .15 ( 0 .45 ) ( 0 .30 ) ( 0 .16 ) ( 0 .88 ) ( 1 .04 ) 14 .89
2022 18 .93 0 .18 ( 0 .92 ) ( 0 .74 ) ( 0 .16 ) ( 1 .80 ) ( 1 .96 ) 16 .23
2021 12 .76 0 .16 6 .14 6 .30 ( 0 .13 ) – ( 0 .13 ) 18 .93
2020 14 .27 0 .12 ( 0 .95 ) ( 0 .83 ) ( 0 .11 ) ( 0 .57 ) ( 0 .68 ) 12 .76
Class J shares
2024 14 .72 0 .18 4 .02 4 .20 ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 18 .19
2023 16 .06 0 .18 ( 0 .45 ) ( 0 .27 ) ( 0 .19 ) ( 0 .88 ) ( 1 .07 ) 14 .72
2022 18 .74 0 .21 ( 0 .90 ) ( 0 .69 ) ( 0 .19 ) ( 1 .80 ) ( 1 .99 ) 16 .06
2021 12 .65 0 .19 6 .08 6 .27 ( 0 .18 ) – ( 0 .18 ) 18 .74
2020 14 .13 0 .16 ( 0 .94 ) ( 0 .78 ) ( 0 .13 ) ( 0 .57 ) ( 0 .70 ) 12 .65
Institutional shares
2024 14 .95 0 .21 4 .08 4 .29 ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 18 .48
2023 16 .29 0 .22 ( 0 .46 ) ( 0 .24 ) ( 0 .22 ) ( 0 .88 ) ( 1 .10 ) 14 .95
2022 18 .98 0 .25 ( 0 .93 ) ( 0 .68 ) ( 0 .21 ) ( 1 .80 ) ( 2 .01 ) 16 .29
2021 12 .81 0 .22 6 .16 6 .38 ( 0 .21 ) – ( 0 .21 ) 18 .98
2020 14 .30 0 .19 ( 0 .95 ) ( 0 .76 ) ( 0 .16 ) ( 0 .57 ) ( 0 .73 ) 12 .81
R-1 shares
2024 14 .07 0 .06 3 .84 3 .90 ( 0 .09 ) ( 0 .54 ) ( 0 .63 ) 17 .34
2023 15 .39 0 .08 ( 0 .42 ) ( 0 .34 ) ( 0 .10 ) ( 0 .88 ) ( 0 .98 ) 14 .07
2022 18 .04 0 .10 ( 0 .87 ) ( 0 .77 ) ( 0 .08 ) ( 1 .80 ) ( 1 .88 ) 15 .39
2021 12 .20 0 .08 5 .86 5 .94 ( 0 .10 ) – ( 0 .10 ) 18 .04
2020 13 .63 0 .09 ( 0 .92 ) ( 0 .83 ) ( 0 .03 ) ( 0 .57 ) ( 0 .60 ) 12 .20

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
28 .83% (b) $ 47,518 1 .05% (c) – % 0 .83% 55 .3%
( 2 .02 ) (b) 40,844 1 .12 (c) – 0 .93 49 .9
( 4 .18 ) (b) 46,917 1 .09 (c) – 1 .06 51 .1
49 .69 (b) 42,833 1 .10 (c) – 0 .90 53 .5
( 6 .32 ) (b) 23,187 1 .27 (c) – 0 .94 65 .9
29 .20 (b) 188,451 0 .84 (d) 0 .88 (e) 1 .04 55 .3
( 1 .85 ) (b) 162,873 0 .90 (d) 0 .94 (e) 1 .16 49 .9
( 3 .97 ) (b) 180,636 0 .88 (d) 0 .92 (e) 1 .27 51 .1
49 .98 (b) 190,633 0 .89 (d) 0 .93 (e) 1 .11 53 .5
( 6 .00 ) (b) 129,288 0 .94 (d) 0 .99 (e) 1 .28 65 .9
29 .40 1,282,618 0 .69 (c) – 1 .20 55 .3
( 1 .64 ) 1,076,199 0 .69 (c) – 1 .36 49 .9
( 3 .82 ) 1,106,800 0 .69 (c) – 1 .49 51 .1
50 .23 349,246 0 .72 (c) – 1 .29 53 .5
( 5 .82 ) 233,785 0 .72 (c) – 1 .49 65 .9
28 .32 2,160 1 .50 (c) – 0 .39 55 .3
( 2 .40 ) 2,058 1 .50 (c) – 0 .56 49 .9
( 4 .62 ) (f) 2,503 1 .50 (c) – 0 .65 51 .1
49 .03 (f) 2,687 1 .51 (c) – 0 .51 53 .5
( 6 .53 ) 2,079 1 .51 (c) – 0 .70 65 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
R-3 shares
2024 $ 14 .65 $ 0 .12 $ 3 .99 $ 4 .11 ( $ 0 .14 ) ( $ 0 .54 ) ( $ 0 .68 ) $ 18 .08
2023 15 .98 0 .13 ( 0 .44 ) ( 0 .31 ) ( 0 .14 ) ( 0 .88 ) ( 1 .02 ) 14 .65
2022 18 .65 0 .16 ( 0 .90 ) ( 0 .74 ) ( 0 .13 ) ( 1 .80 ) ( 1 .93 ) 15 .98
2021 12 .60 0 .14 6 .05 6 .19 ( 0 .14 ) – ( 0 .14 ) 18 .65
2020 14 .08 0 .13 ( 0 .94 ) ( 0 .81 ) ( 0 .10 ) ( 0 .57 ) ( 0 .67 ) 12 .60
R-4 shares
2024 14 .71 0 .15 4 .01 4 .16 ( 0 .16 ) ( 0 .54 ) ( 0 .70 ) 18 .17
2023 16 .04 0 .16 ( 0 .44 ) ( 0 .28 ) ( 0 .17 ) ( 0 .88 ) ( 1 .05 ) 14 .71
2022 18 .72 0 .19 ( 0 .91 ) ( 0 .72 ) ( 0 .16 ) ( 1 .80 ) ( 1 .96 ) 16 .04
2021 12 .64 0 .17 6 .08 6 .25 ( 0 .17 ) – ( 0 .17 ) 18 .72
2020 14 .12 0 .15 ( 0 .93 ) ( 0 .78 ) ( 0 .13 ) ( 0 .57 ) ( 0 .70 ) 12 .64
R-5 shares
2024 14 .82 0 .17 4 .05 4 .22 ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 18 .31
2023 16 .16 0 .18 ( 0 .45 ) ( 0 .27 ) ( 0 .19 ) ( 0 .88 ) ( 1 .07 ) 14 .82
2022 18 .85 0 .21 ( 0 .91 ) ( 0 .70 ) ( 0 .19 ) ( 1 .80 ) ( 1 .99 ) 16 .16
2021 12 .72 0 .19 6 .12 6 .31 ( 0 .18 ) – ( 0 .18 ) 18 .85
2020 14 .20 0 .17 ( 0 .94 ) ( 0 .77 ) ( 0 .14 ) ( 0 .57 ) ( 0 .71 ) 12 .72
R-6 shares
2024 15 .00 0 .22 4 .08 4 .30 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 18 .53
2023 16 .33 0 .23 ( 0 .45 ) ( 0 .22 ) ( 0 .23 ) ( 0 .88 ) ( 1 .11 ) 15 .00
2022 19 .02 0 .26 ( 0 .92 ) ( 0 .66 ) ( 0 .23 ) ( 1 .80 ) ( 2 .03 ) 16 .33
2021 12 .84 0 .24 6 .16 6 .40 ( 0 .22 ) – ( 0 .22 ) 19 .02
2020 14 .33 0 .20 ( 0 .95 ) ( 0 .75 ) ( 0 .17 ) ( 0 .57 ) ( 0 .74 ) 12 .84

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .68% $ 11,020 1 .19% (b) 0 .69% 55 .3%
( 2 .12 ) 10,065 1 .19 (b) 0 .86 49 .9
( 4 .26 ) 11,582 1 .19 (b) 0 .95 51 .1
49 .47 13,975 1 .20 (b) 0 .81 53 .5
( 6 .24 ) 10,736 1 .20 (b) 1 .01 65 .9
28 .99 7,743 1 .00 (b) 0 .89 55 .3
( 1 .94 ) 7,946 1 .00 (b) 1 .05 49 .9
( 4 .11 ) 9,611 1 .00 (b) 1 .15 51 .1
49 .77 12,292 1 .01 (b) 1 .00 53 .5
( 6 .04 ) 9,285 1 .01 (b) 1 .21 65 .9
29 .14 29,770 0 .88 (b) 1 .01 55 .3
( 1 .82 ) 28,298 0 .88 (b) 1 .17 49 .9
( 4 .00 ) 28,272 0 .88 (b) 1 .27 51 .1
50 .02 29,746 0 .89 (b) 1 .12 53 .5
( 5 .96 ) 21,576 0 .89 (b) 1 .33 65 .9
29 .39 1,271,063 0 .63 (b) 1 .28 55 .3
( 1 .51 ) 2,089,882 0 .62 (b) 1 .43 49 .9
( 3 .78 ) (c) 2,249,267 0 .62 (b) 1 .53 51 .1
50 .41 (c) 2,312,305 0 .63 (b) 1 .38 53 .5
( 5 .73 ) 1,696,270 0 .64 (b) 1 .58 65 .9
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value, End
of Period
MONEY MARKET FUND
Class A shares
2024 $ 1 .00 $ 0 .05 $ 0 .05 ( $ 0 .05 ) ( $ 0 .05 ) $ 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
Class J shares
2024 1 .00 0 .05 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
5 .08% (b) $ 348,944 0 .47% (c) 0 .47% (d) 4 .96%
4 .53 (b) 341,831 0 .49 (c) 0 .49 (d) 4 .43
0 .63 (b) 352,832 0 .50 (c) 0 .54 (d) 0 .67
0 .00 (b) 293,949 0 .12 (c) 0 .55 (d) 0 .00
0 .61 (b) 342,008 0 .39 (c) 0 .53 (d) 0 .54
5 .12 (b) 700,884 0 .43 (e) 0 .58 (f) 5 .00
4 .58 (b) 654,501 0 .45 (e) 0 .60 (f) 4 .48
0 .64 (b) 625,829 0 .49 (e) 0 .64 (f) 0 .76
0 .00 (b) 411,033 0 .12 (e) 0 .66 (f) 0 .00
0 .58 (b) 455,689 0 .41 (e) 0 .68 (f) 0 .49
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual and/or voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Reflects Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2024 $ 10 .03 $ 0 .31 $ 1 .48 $ 1 .79 ( $ 0 .30 ) ( $ 0 .37 ) ( $ 0 .67 ) $ 11 .15
2023 8 .90 0 .30 1 .59 1 .89 ( 0 .23 ) ( 0 .53 ) ( 0 .76 ) 10 .03
2022 11 .44 0 .26 ( 1 .98 ) ( 1 .72 ) ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 8 .90
2021 8 .12 0 .20 3 .31 3 .51 ( 0 .19 ) – ( 0 .19 ) 11 .44
2020 9 .69 0 .18 ( 1 .44 ) ( 1 .26 ) ( 0 .31 ) – ( 0 .31 ) 8 .12
R-3 shares
2024 9 .88 0 .25 1 .46 1 .71 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 10 .97
2023 8 .78 0 .24 1 .57 1 .81 ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 9 .88
2022 11 .30 0 .20 ( 1 .96 ) ( 1 .76 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .78
2021 8 .02 0 .14 3 .27 3 .41 ( 0 .13 ) – ( 0 .13 ) 11 .30
2020 9 .58 0 .13 ( 1 .43 ) ( 1 .30 ) ( 0 .26 ) – ( 0 .26 ) 8 .02
R-4 shares
2024 9 .95 0 .26 1 .48 1 .74 ( 0 .27 ) ( 0 .37 ) ( 0 .64 ) 11 .05
2023 8 .84 0 .26 1 .58 1 .84 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 9 .95
2022 11 .36 0 .23 ( 1 .98 ) ( 1 .75 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .84
2021 8 .07 0 .16 3 .29 3 .45 ( 0 .16 ) – ( 0 .16 ) 11 .36
2020 9 .64 0 .15 ( 1 .45 ) ( 1 .30 ) ( 0 .27 ) – ( 0 .27 ) 8 .07

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .27% $ 1,157,795 0 .90% (b) 2 .83% 48 .0%
22 .01 2,143,073 0 .97 (b) 2 .86 59 .3
( 16 .05 ) 1,703,672 0 .97 (b) 2 .56 62 .2
43 .48 2,927,281 0 .94 (b) 1 .79 54 .8
( 13 .63 ) 2,314,374 0 .96 (b) 2 .07 79 .6
17 .68 271 1 .45 (b) 2 .37 48 .0
21 .27 717 1 .52 (b) 2 .31 59 .3
( 16 .52 ) 464 1 .52 (b) 2 .01 62 .2
42 .73 604 1 .49 (b) 1 .29 54 .8
( 14 .13 ) 407 1 .51 (b) 1 .52 79 .6
17 .86 1,008 1 .26 (b) 2 .43 48 .0
21 .52 859 1 .33 (b) 2 .54 59 .3
( 16 .30 ) 545 1 .33 (b) 2 .27 62 .2
42 .95 608 1 .30 (b) 1 .44 54 .8
( 13 .99 ) 481 1 .32 (b) 1 .70 79 .6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2024 $ 58 .41 $ 0 .44 $ 22 .33 $ 22 .77 ( $ 0 .47 ) $ – ( $ 0 .47 ) $ 80 .71
2023 53 .59 0 .44 4 .75 5 .19 ( 0 .37 ) – ( 0 .37 ) 58 .41
2022 68 .28 0 .38 ( 8 .95 ) ( 8 .57 ) ( 0 .27 ) ( 5 .85 ) ( 6 .12 ) 53 .59
2021 51 .30 0 .36 19 .57 19 .93 ( 0 .43 ) ( 2 .52 ) ( 2 .95 ) 68 .28
2020 50 .56 0 .42 4 .45 4 .87 ( 0 .46 ) ( 3 .67 ) ( 4 .13 ) 51 .30
Institutional shares
2024 60 .69 0 .67 23 .19 23 .86 ( 0 .66 ) – ( 0 .66 ) 83 .89
2023 55 .67 0 .64 4 .93 5 .57 ( 0 .55 ) – ( 0 .55 ) 60 .69
2022 70 .67 0 .57 ( 9 .26 ) ( 8 .69 ) ( 0 .46 ) ( 5 .85 ) ( 6 .31 ) 55 .67
2021 53 .00 0 .57 20 .22 20 .79 ( 0 .60 ) ( 2 .52 ) ( 3 .12 ) 70 .67
2020 52 .09 0 .61 4 .60 5 .21 ( 0 .63 ) ( 3 .67 ) ( 4 .30 ) 53 .00
R-1 shares
2024 58 .15 0 .02 22 .27 22 .29 ( 0 .09 ) – ( 0 .09 ) 80 .35
2023 53 .35 0 .14 4 .75 4 .89 ( 0 .09 ) – ( 0 .09 ) 58 .15
2022 68 .09 0 .06 ( 8 .95 ) ( 8 .89 ) – ( 5 .85 ) ( 5 .85 ) 53 .35
2021 51 .14 0 .04 19 .53 19 .57 ( 0 .10 ) ( 2 .52 ) ( 2 .62 ) 68 .09
2020 50 .41 0 .16 4 .43 4 .59 ( 0 .19 ) ( 3 .67 ) ( 3 .86 ) 51 .14
R-3 shares
2024 58 .45 0 .24 22 .36 22 .60 ( 0 .37 ) – ( 0 .37 ) 80 .68
2023 53 .61 0 .30 4 .77 5 .07 ( 0 .23 ) – ( 0 .23 ) 58 .45
2022 68 .37 0 .24 ( 8 .98 ) ( 8 .74 ) ( 0 .17 ) ( 5 .85 ) ( 6 .02 ) 53 .61
2021 51 .37 0 .21 19 .62 19 .83 ( 0 .31 ) ( 2 .52 ) ( 2 .83 ) 68 .37
2020 50 .62 0 .31 4 .45 4 .76 ( 0 .34 ) ( 3 .67 ) ( 4 .01 ) 51 .37
R-4 shares
2024 59 .41 0 .39 22 .73 23 .12 ( 0 .45 ) – ( 0 .45 ) 82 .08
2023 54 .49 0 .42 4 .84 5 .26 ( 0 .34 ) – ( 0 .34 ) 59 .41
2022 69 .31 0 .36 ( 9 .11 ) ( 8 .75 ) ( 0 .22 ) ( 5 .85 ) ( 6 .07 ) 54 .49
2021 52 .03 0 .36 19 .84 20 .20 ( 0 .40 ) ( 2 .52 ) ( 2 .92 ) 69 .31
2020 51 .23 0 .41 4 .51 4 .92 ( 0 .45 ) ( 3 .67 ) ( 4 .12 ) 52 .03
R-5 shares
2024 59 .83 0 .50 22 .86 23 .36 ( 0 .51 ) – ( 0 .51 ) 82 .68
2023 54 .88 0 .49 4 .87 5 .36 ( 0 .41 ) – ( 0 .41 ) 59 .83
2022 69 .77 0 .43 ( 9 .17 ) ( 8 .74 ) ( 0 .30 ) ( 5 .85 ) ( 6 .15 ) 54 .88
2021 52 .35 0 .42 19 .98 20 .40 ( 0 .46 ) ( 2 .52 ) ( 2 .98 ) 69 .77
2020 51 .51 0 .47 4 .54 5 .01 ( 0 .50 ) ( 3 .67 ) ( 4 .17 ) 52 .35

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
39 .15% (b) $ 1,405,974 0 .74% 0 .60% 41 .4%
9 .75 (b) 1,085,264 0 .78 0 .76 48 .2
( 13 .77 ) (b) ,(c) 1,037,510 0 .77 0 .66 49 .5
40 .26 (b) ,(c) 1,288,915 0 .80 0 .59 29 .9
10 .04 (b) ,(c) 987,963 0 .83 0 .86 35 .4
39 .55 3,171,457 0 .45 0 .88 41 .4
10 .12 2,351,308 0 .46 1 .07 48 .2
( 13 .51 ) (c) 2,022,614 0 .46 0 .97 49 .5
40 .71 (c) 961,957 0 .49 (d) 0 .90 29 .9
10 .42 717,175 0 .47 (d) 1 .21 35 .4
38 .36 1,360 1 .30 0 .03 41 .4
9 .18 1,095 1 .32 0 .24 48 .2
( 14 .25 ) (c) 1,343 1 .32 0 .11 49 .5
39 .51 (c) 1,653 1 .35 0 .06 29 .9
9 .44 1,653 1 .37 0 .33 35 .4
38 .81 41,756 0 .99 0 .32 41 .4
9 .51 24,142 1 .01 0 .52 48 .2
( 13 .98 ) 19,275 1 .01 0 .42 49 .5
39 .94 20,459 1 .04 0 .35 29 .9
9 .76 14,150 1 .06 0 .64 35 .4
39 .07 13,666 0 .80 0 .52 41 .4
9 .71 9,048 0 .82 0 .71 48 .2
( 13 .83 ) (c) 8,365 0 .82 0 .61 49 .5
40 .22 (c) 10,333 0 .85 0 .59 29 .9
9 .98 13,402 0 .87 0 .84 35 .4
39 .24 35,981 0 .68 0 .66 41 .4
9 .85 31,171 0 .70 0 .83 48 .2
( 13 .72 ) 27,542 0 .70 0 .73 49 .5
40 .37 33,672 0 .73 0 .68 29 .9
10 .11 32,567 0 .75 0 .95 35 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2024 $ 7 .96 $ 0 .27 $ 1 .05 $ 1 .32 ( $ 0 .25 ) ( $ 0 .14 ) ( $ 0 .39 ) $ 8 .89
2023 8 .28 0 .24 0 .07 0 .31 ( 0 .22 ) ( 0 .41 ) ( 0 .63 ) 7 .96
2022 10 .57 0 .29 ( 1 .78 ) ( 1 .49 ) ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 8 .28
2021 9 .66 0 .20 1 .26 1 .46 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 10 .57
2020 10 .26 0 .22 0 .37 0 .59 ( 0 .23 ) ( 0 .96 ) ( 1 .19 ) 9 .66
R-1 shares
2024 7 .67 0 .19 1 .02 1 .21 ( 0 .17 ) ( 0 .14 ) ( 0 .31 ) 8 .57
2023 8 .00 0 .17 0 .06 0 .23 ( 0 .15 ) ( 0 .41 ) ( 0 .56 ) 7 .67
2022 10 .22 0 .20 ( 1 .72 ) ( 1 .52 ) ( 0 .16 ) ( 0 .54 ) ( 0 .70 ) 8 .00
2021 9 .35 0 .10 1 .23 1 .33 ( 0 .11 ) ( 0 .35 ) ( 0 .46 ) 10 .22
2020 9 .97 0 .14 0 .35 0 .49 ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 9 .35
R-3 shares
2024 7 .70 0 .21 1 .02 1 .23 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 8 .59
2023 8 .02 0 .19 0 .07 0 .26 ( 0 .17 ) ( 0 .41 ) ( 0 .58 ) 7 .70
2022 10 .25 0 .23 ( 1 .72 ) ( 1 .49 ) ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 8 .02
2021 9 .38 0 .14 1 .22 1 .36 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 10 .25
2020 10 .00 0 .16 0 .36 0 .52 ( 0 .18 ) ( 0 .96 ) ( 1 .14 ) 9 .38
R-4 shares
2024 7 .79 0 .23 1 .04 1 .27 ( 0 .22 ) ( 0 .14 ) ( 0 .36 ) 8 .70
2023 8 .11 0 .21 0 .06 0 .27 ( 0 .18 ) ( 0 .41 ) ( 0 .59 ) 7 .79
2022 10 .37 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .11
2021 9 .48 0 .16 1 .24 1 .40 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 10 .37
2020 10 .10 0 .19 0 .35 0 .54 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .48
R-5 shares
2024 7 .80 0 .25 1 .03 1 .28 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 8 .71
2023 8 .13 0 .22 0 .06 0 .28 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 7 .80
2022 10 .39 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .13
2021 9 .50 0 .17 1 .24 1 .41 ( 0 .17 ) ( 0 .35 ) ( 0 .52 ) 10 .39
2020 10 .11 0 .19 0 .36 0 .55 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .50

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .00% $ 198,424 0 .02% 3 .13% 30 .8%
3 .80 204,780 0 .02 2 .98 14 .5
( 15 .15 ) 223,930 0 .02 3 .16 29 .2
15 .48 304,277 0 .02 1 .91 28 .3
6 .20 273,028 0 .02 2 .30 31 .2
16 .04 1,555 0 .89 2 .23 30 .8
2 .83 1,379 0 .89 2 .17 14 .5
( 15 .90 ) (b) 2,042 0 .89 2 .29 29 .2
14 .62 (b) 2,611 0 .89 1 .06 28 .3
5 .21 3,288 0 .89 1 .49 31 .2
16 .35 14,578 0 .58 2 .57 30 .8
3 .21 16,887 0 .58 2 .41 14 .5
( 15 .57 ) 19,212 0 .58 2 .64 29 .2
14 .85 28,808 0 .58 1 .38 28 .3
5 .52 31,339 0 .58 1 .76 31 .2
16 .69 8,546 0 .39 2 .71 30 .8
3 .41 7,157 0 .39 2 .64 14 .5
( 15 .51 ) 7,376 0 .39 2 .82 29 .2
15 .11 12,547 0 .39 1 .58 28 .3
5 .69 14,286 0 .39 2 .03 31 .2
16 .80 13,193 0 .27 2 .94 30 .8
3 .44 17,102 0 .27 2 .74 14 .5
( 15 .35 ) 18,499 0 .27 2 .97 29 .2
15 .25 26,565 0 .27 1 .67 28 .3
5 .86 28,376 0 .27 2 .08 31 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2024 $ 11 .52 $ 0 .33 $ 1 .72 $ 2 .05 ( $ 0 .30 ) ( $ 0 .27 ) ( $ 0 .57 ) $ 13 .00
2023 12 .14 0 .29 0 .14 0 .43 ( 0 .25 ) ( 0 .80 ) ( 1 .05 ) 11 .52
2022 15 .80 0 .38 ( 2 .74 ) ( 2 .36 ) ( 0 .33 ) ( 0 .97 ) ( 1 .30 ) 12 .14
2021 14 .07 0 .23 2 .30 2 .53 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 15 .80
2020 14 .43 0 .26 0 .52 0 .78 ( 0 .27 ) ( 0 .87 ) ( 1 .14 ) 14 .07
Class J shares
2024 11 .33 0 .35 1 .70 2 .05 ( 0 .33 ) ( 0 .27 ) ( 0 .60 ) 12 .78
2023 11 .96 0 .31 0 .14 0 .45 ( 0 .28 ) ( 0 .80 ) ( 1 .08 ) 11 .33
2022 15 .59 0 .41 ( 2 .72 ) ( 2 .31 ) ( 0 .35 ) ( 0 .97 ) ( 1 .32 ) 11 .96
2021 13 .89 0 .25 2 .28 2 .53 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 15 .59
2020 14 .26 0 .29 0 .50 0 .79 ( 0 .29 ) ( 0 .87 ) ( 1 .16 ) 13 .89
Institutional shares
2024 11 .43 0 .37 1 .71 2 .08 ( 0 .35 ) ( 0 .27 ) ( 0 .62 ) 12 .89
2023 12 .06 0 .33 0 .14 0 .47 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 11 .43
2022 15 .70 0 .44 ( 2 .73 ) ( 2 .29 ) ( 0 .38 ) ( 0 .97 ) ( 1 .35 ) 12 .06
2021 13 .99 0 .28 2 .28 2 .56 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 15 .70
2020 14 .35 0 .31 0 .52 0 .83 ( 0 .32 ) ( 0 .87 ) ( 1 .19 ) 13 .99
R-1 shares
2024 11 .33 0 .26 1 .69 1 .95 ( 0 .24 ) ( 0 .27 ) ( 0 .51 ) 12 .77
2023 11 .95 0 .23 0 .14 0 .37 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .33
2022 15 .56 0 .31 ( 2 .71 ) ( 2 .40 ) ( 0 .24 ) ( 0 .97 ) ( 1 .21 ) 11 .95
2021 13 .86 0 .15 2 .27 2 .42 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 15 .56
2020 14 .22 0 .19 0 .50 0 .69 ( 0 .18 ) ( 0 .87 ) ( 1 .05 ) 13 .86
R-3 shares
2024 11 .27 0 .30 1 .68 1 .98 ( 0 .28 ) ( 0 .27 ) ( 0 .55 ) 12 .70
2023 11 .89 0 .26 0 .14 0 .40 ( 0 .22 ) ( 0 .80 ) ( 1 .02 ) 11 .27
2022 15 .49 0 .36 ( 2 .70 ) ( 2 .34 ) ( 0 .29 ) ( 0 .97 ) ( 1 .26 ) 11 .89
2021 13 .82 0 .19 2 .25 2 .44 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 15 .49
2020 14 .18 0 .23 0 .51 0 .74 ( 0 .23 ) ( 0 .87 ) ( 1 .10 ) 13 .82
R-4 shares
2024 11 .32 0 .33 1 .68 2 .01 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 12 .76
2023 11 .94 0 .29 0 .14 0 .43 ( 0 .25 ) ( 0 .80 ) ( 1 .05 ) 11 .32
2022 15 .55 0 .39 ( 2 .71 ) ( 2 .32 ) ( 0 .32 ) ( 0 .97 ) ( 1 .29 ) 11 .94
2021 13 .86 0 .23 2 .26 2 .49 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 15 .55
2020 14 .22 0 .28 0 .49 0 .77 ( 0 .26 ) ( 0 .87 ) ( 1 .13 ) 13 .86
R-5 shares
2024 11 .35 0 .34 1 .68 2 .02 ( 0 .31 ) ( 0 .27 ) ( 0 .58 ) 12 .79
2023 11 .97 0 .31 0 .13 0 .44 ( 0 .26 ) ( 0 .80 ) ( 1 .06 ) 11 .35
2022 15 .60 0 .40 ( 2 .72 ) ( 2 .32 ) ( 0 .34 ) ( 0 .97 ) ( 1 .31 ) 11 .97
2021 13 .90 0 .24 2 .28 2 .52 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 15 .60
2020 14 .26 0 .28 0 .51 0 .79 ( 0 .28 ) ( 0 .87 ) ( 1 .15 ) 13 .90

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18 .15% (b) $ 86,973 0 .33% – % 2 .64% 27 .4%
3 .73 (b) 81,249 0 .38 – 2 .44 9 .8
( 16 .17 ) (b) 88,607 0 .36 (c) – 2 .84 25 .2
18 .52 (b) 112,642 0 .35 (c) – 1 .50 19 .6
5 .58 (b) 100,919 0 .36 (c) – 1 .89 21 .7
18 .47 (b) 669,174 0 .15 (d) 0 .17 (e) 2 .82 27 .4
3 .91 (b) 640,253 0 .16 (d) 0 .18 (e) 2 .64 9 .8
( 16 .05 ) (b) 679,727 0 .17 (d) 0 .19 (e) 3 .06 25 .2
18 .69 (b) ,(f) 910,454 0 .18 (d) 0 .20 (e) 1 .68 19 .6
5 .86 (b) ,(f) 832,258 0 .16 (d) 0 .19 (e) 2 .12 21 .7
18 .57 1,401,110 0 .01 – 2 .98 27 .4
4 .07 1,427,262 0 .01 – 2 .82 9 .8
( 15 .85 ) 1,640,911 0 .01 – 3 .25 25 .2
18 .87 2,424,308 0 .01 – 1 .86 19 .6
5 .99 2,298,787 0 .01 – 2 .28 21 .7
17 .54 11,307 0 .88 – 2 .09 27 .4
3 .18 11,131 0 .88 – 1 .91 9 .8
( 16 .60 ) 11,554 0 .88 – 2 .32 25 .2
17 .81 (f) 15,645 0 .88 – 0 .98 19 .6
5 .09 (f) 17,992 0 .88 – 1 .42 21 .7
17 .86 60,266 0 .57 – 2 .41 27 .4
3 .51 62,249 0 .57 – 2 .26 9 .8
( 16 .37 ) (f) 77,582 0 .57 – 2 .69 25 .2
18 .24 (f) 112,088 0 .57 – 1 .30 19 .6
5 .42 110,479 0 .57 – 1 .74 21 .7
18 .11 21,935 0 .38 – 2 .68 27 .4
3 .72 25,028 0 .38 – 2 .44 9 .8
( 16 .17 ) 31,027 0 .38 – 2 .90 25 .2
18 .44 48,132 0 .38 – 1 .50 19 .6
5 .57 47,227 0 .38 – 2 .09 21 .7
18 .20 74,174 0 .26 – 2 .76 27 .4
3 .88 85,830 0 .26 – 2 .60 9 .8
( 16 .13 ) 103,555 0 .26 – 3 .02 25 .2
18 .62 154,635 0 .26 – 1 .63 19 .6
5 .73 158,936 0 .26 – 2 .05 21 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2024 $ 10 .13 $ 0 .31 $ 1 .69 $ 2 .00 ( $ 0 .28 ) ( $ 0 .18 ) ( $ 0 .46 ) $ 11 .67
2023 10 .47 0 .27 0 .18 0 .45 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 10 .13
2022 13 .55 0 .37 ( 2 .48 ) ( 2 .11 ) ( 0 .33 ) ( 0 .64 ) ( 0 .97 ) 10 .47
2021 11 .64 0 .23 2 .33 2 .56 ( 0 .23 ) ( 0 .42 ) ( 0 .65 ) 13 .55
2020 11 .75 0 .24 0 .43 0 .67 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 11 .64
R-1 shares
2024 9 .80 0 .21 1 .64 1 .85 ( 0 .19 ) ( 0 .18 ) ( 0 .37 ) 11 .28
2023 10 .14 0 .17 0 .19 0 .36 ( 0 .15 ) ( 0 .55 ) ( 0 .70 ) 9 .80
2022 13 .16 0 .27 ( 2 .43 ) ( 2 .16 ) ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 10 .14
2021 11 .31 0 .11 2 .27 2 .38 ( 0 .11 ) ( 0 .42 ) ( 0 .53 ) 13 .16
2020 11 .44 0 .16 0 .39 0 .55 ( 0 .15 ) ( 0 .53 ) ( 0 .68 ) 11 .31
R-3 shares
2024 9 .83 0 .24 1 .65 1 .89 ( 0 .23 ) ( 0 .18 ) ( 0 .41 ) 11 .31
2023 10 .18 0 .21 0 .17 0 .38 ( 0 .18 ) ( 0 .55 ) ( 0 .73 ) 9 .83
2022 13 .20 0 .31 ( 2 .43 ) ( 2 .12 ) ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 10 .18
2021 11 .35 0 .16 2 .27 2 .43 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 13 .20
2020 11 .48 0 .19 0 .40 0 .59 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .35
R-4 shares
2024 9 .98 0 .28 1 .66 1 .94 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 11 .50
2023 10 .32 0 .23 0 .18 0 .41 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 9 .98
2022 13 .37 0 .33 ( 2 .46 ) ( 2 .13 ) ( 0 .28 ) ( 0 .64 ) ( 0 .92 ) 10 .32
2021 11 .49 0 .18 2 .30 2 .48 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 13 .37
2020 11 .61 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 11 .49
R-5 shares
2024 10 .02 0 .28 1 .68 1 .96 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 11 .54
2023 10 .36 0 .25 0 .17 0 .42 ( 0 .21 ) ( 0 .55 ) ( 0 .76 ) 10 .02
2022 13 .42 0 .36 ( 2 .48 ) ( 2 .12 ) ( 0 .30 ) ( 0 .64 ) ( 0 .94 ) 10 .36
2021 11 .54 0 .20 2 .30 2 .50 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 13 .42
2020 11 .66 0 .22 0 .41 0 .63 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 11 .54

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
20 .13% $ 1,357,468 0 .01% 2 .78% 32 .4%
4 .49 1,267,266 0 .01 2 .60 14 .4
( 16 .71 ) 1,283,002 0 .01 3 .21 22 .6
22 .55 1,534,067 0 .01 1 .76 24 .0
5 .93 1,225,564 0 .01 2 .16 33 .4
19 .12 6,157 0 .88 1 .91 32 .4
3 .64 6,114 0 .89 1 .70 14 .4
( 17 .49 ) 6,575 0 .88 2 .41 22 .6
21 .53 8,802 0 .88 0 .90 24 .0
4 .94 8,795 0 .88 1 .48 33 .4
19 .46 91,488 0 .57 2 .23 32 .4
3 .83 86,339 0 .58 2 .07 14 .4
( 17 .18 ) 98,077 0 .57 2 .73 22 .6
21 .95 132,449 0 .57 1 .23 24 .0
5 .29 123,574 0 .57 1 .69 33 .4
19 .75 31,654 0 .38 2 .53 32 .4
4 .11 34,120 0 .39 2 .19 14 .4
( 17 .07 ) 38,530 0 .38 2 .84 22 .6
22 .14 51,340 0 .38 1 .45 24 .0
5 .49 51,235 0 .38 1 .95 33 .4
19 .84 73,269 0 .26 2 .58 32 .4
4 .25 81,215 0 .27 2 .40 14 .4
( 16 .95 ) 89,987 0 .26 3 .09 22 .6
22 .20 123,237 0 .26 1 .54 24 .0
5 .59 109,815 0 .26 1 .97 33 .4
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2024 $ 12 .50 $ 0 .31 $ 2 .43 $ 2 .74 ( $ 0 .28 ) ( $ 0 .25 ) ( $ 0 .53 ) $ 14 .71
2023 13 .12 0 .24 0 .32 0 .56 ( 0 .20 ) ( 0 .98 ) ( 1 .18 ) 12 .50
2022 17 .49 0 .42 ( 3 .42 ) ( 3 .00 ) ( 0 .35 ) ( 1 .02 ) ( 1 .37 ) 13 .12
2021 14 .76 0 .22 3 .45 3 .67 ( 0 .22 ) ( 0 .72 ) ( 0 .94 ) 17 .49
2020 14 .85 0 .26 0 .54 0 .80 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 14 .76
Class J shares
2024 12 .41 0 .33 2 .42 2 .75 ( 0 .31 ) ( 0 .25 ) ( 0 .56 ) 14 .60
2023 13 .04 0 .26 0 .32 0 .58 ( 0 .23 ) ( 0 .98 ) ( 1 .21 ) 12 .41
2022 17 .39 0 .44 ( 3 .39 ) ( 2 .95 ) ( 0 .38 ) ( 1 .02 ) ( 1 .40 ) 13 .04
2021 14 .67 0 .26 3 .43 3 .69 ( 0 .25 ) ( 0 .72 ) ( 0 .97 ) 17 .39
2020 14 .77 0 .29 0 .53 0 .82 ( 0 .29 ) ( 0 .63 ) ( 0 .92 ) 14 .67
Institutional shares
2024 12 .48 0 .36 2 .42 2 .78 ( 0 .33 ) ( 0 .25 ) ( 0 .58 ) 14 .68
2023 13 .10 0 .29 0 .32 0 .61 ( 0 .25 ) ( 0 .98 ) ( 1 .23 ) 12 .48
2022 17 .47 0 .46 ( 3 .40 ) ( 2 .94 ) ( 0 .41 ) ( 1 .02 ) ( 1 .43 ) 13 .10
2021 14 .73 0 .28 3 .45 3 .73 ( 0 .27 ) ( 0 .72 ) ( 0 .99 ) 17 .47
2020 14 .83 0 .31 0 .53 0 .84 ( 0 .31 ) ( 0 .63 ) ( 0 .94 ) 14 .73
R-1 shares
2024 12 .31 0 .23 2 .41 2 .64 ( 0 .22 ) ( 0 .25 ) ( 0 .47 ) 14 .48
2023 12 .94 0 .17 0 .31 0 .48 ( 0 .13 ) ( 0 .98 ) ( 1 .11 ) 12 .31
2022 17 .25 0 .34 ( 3 .37 ) ( 3 .03 ) ( 0 .26 ) ( 1 .02 ) ( 1 .28 ) 12 .94
2021 14 .58 0 .14 3 .40 3 .54 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 17 .25
2020 14 .68 0 .18 0 .53 0 .71 ( 0 .18 ) ( 0 .63 ) ( 0 .81 ) 14 .58
R-3 shares
2024 12 .37 0 .28 2 .41 2 .69 ( 0 .26 ) ( 0 .25 ) ( 0 .51 ) 14 .55
2023 12 .99 0 .21 0 .32 0 .53 ( 0 .17 ) ( 0 .98 ) ( 1 .15 ) 12 .37
2022 17 .33 0 .39 ( 3 .39 ) ( 3 .00 ) ( 0 .32 ) ( 1 .02 ) ( 1 .34 ) 12 .99
2021 14 .63 0 .19 3 .42 3 .61 ( 0 .19 ) ( 0 .72 ) ( 0 .91 ) 17 .33
2020 14 .73 0 .23 0 .52 0 .75 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 14 .63
R-4 shares
2024 13 .02 0 .33 2 .53 2 .86 ( 0 .28 ) ( 0 .25 ) ( 0 .53 ) 15 .35
2023 13 .61 0 .25 0 .33 0 .58 ( 0 .19 ) ( 0 .98 ) ( 1 .17 ) 13 .02
2022 18 .09 0 .43 ( 3 .55 ) ( 3 .12 ) ( 0 .34 ) ( 1 .02 ) ( 1 .36 ) 13 .61
2021 15 .23 0 .24 3 .55 3 .79 ( 0 .21 ) ( 0 .72 ) ( 0 .93 ) 18 .09
2020 15 .28 0 .30 0 .53 0 .83 ( 0 .25 ) ( 0 .63 ) ( 0 .88 ) 15 .23
R-5 shares
2024 12 .44 0 .33 2 .41 2 .74 ( 0 .29 ) ( 0 .25 ) ( 0 .54 ) 14 .64
2023 13 .07 0 .26 0 .31 0 .57 ( 0 .22 ) ( 0 .98 ) ( 1 .20 ) 12 .44
2022 17 .43 0 .43 ( 3 .40 ) ( 2 .97 ) ( 0 .37 ) ( 1 .02 ) ( 1 .39 ) 13 .07
2021 14 .70 0 .25 3 .44 3 .69 ( 0 .24 ) ( 0 .72 ) ( 0 .96 ) 17 .43
2020 14 .79 0 .28 0 .53 0 .81 ( 0 .27 ) ( 0 .63 ) ( 0 .90 ) 14 .70

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
22 .27% (b) $ 139,779 0 .33% – % 2 .20% 38 .7%
4 .42 (b) 121,782 0 .38 (c) – 1 .84 11 .2
( 18 .48 ) (b) 129,354 0 .37 (c) – 2 .83 31 .1
25 .68 (b) 168,435 0 .36 (c) – 1 .34 24 .0
5 .48 (b) 128,178 0 .38 (c) – 1 .78 33 .4
22 .52 (b) 1,133,064 0 .16 (d) 0 .17 (e) 2 .39 38 .7
4 .59 (b) 1,019,722 0 .17 (d) 0 .19 (e) 2 .05 11 .2
( 18 .33 ) (b) 1,041,206 0 .18 (d) 0 .20 (e) 3 .02 31 .1
26 .00 (b) 1,388,404 0 .18 (d) 0 .20 (e) 1 .56 24 .0
5 .64 (b) 1,169,328 0 .17 (d) 0 .20 (e) 2 .02 33 .4
22 .67 3,850,068 0 .01 – 2 .53 38 .7
4 .84 3,387,912 0 .01 – 2 .21 11 .2
( 18 .22 ) 3,437,305 0 .01 – 3 .15 31 .1
26 .21 4,530,236 0 .01 – 1 .71 24 .0
5 .79 3,592,487 0 .01 – 2 .16 33 .4
21 .70 19,150 0 .88 – 1 .65 38 .7
3 .84 16,206 0 .88 – 1 .32 11 .2
( 18 .91 ) (f) 16,009 0 .88 – 2 .32 31 .1
25 .06 (f) 21,472 0 .88 – 0 .88 24 .0
4 .92 21,726 0 .88 – 1 .27 33 .4
22 .04 133,904 0 .57 – 1 .98 38 .7
4 .20 123,110 0 .57 – 1 .64 11 .2
( 18 .66 ) 125,371 0 .57 – 2 .65 31 .1
25 .46 176,532 0 .57 – 1 .14 24 .0
5 .22 141,979 0 .57 – 1 .60 33 .4
22 .28 50,156 0 .38 – 2 .24 38 .7
4 .44 48,868 0 .38 – 1 .83 11 .2
( 18 .53 ) 52,612 0 .38 – 2 .82 31 .1
25 .68 73,168 0 .38 – 1 .38 24 .0
5 .50 65,940 0 .38 – 2 .01 33 .4
22 .42 157,441 0 .26 – 2 .34 38 .7
4 .49 167,033 0 .26 – 1 .99 11 .2
( 18 .42 ) 184,436 0 .26 – 2 .94 31 .1
25 .88 242,659 0 .26 – 1 .49 24 .0
5 .60 212,626 0 .26 – 1 .96 33 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2024 $ 11 .22 $ 0 .30 $ 2 .40 $ 2 .70 ( $ 0 .27 ) ( $ 0 .24 ) ( $ 0 .51 ) $ 13 .41
2023 11 .43 0 .23 0 .37 0 .60 ( 0 .19 ) ( 0 .62 ) ( 0 .81 ) 11 .22
2022 15 .10 0 .41 ( 3 .07 ) ( 2 .66 ) ( 0 .40 ) ( 0 .61 ) ( 1 .01 ) 11 .43
2021 12 .34 0 .24 3 .24 3 .48 ( 0 .23 ) ( 0 .49 ) ( 0 .72 ) 15 .10
2020 12 .49 0 .24 0 .50 0 .74 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 12 .34
R-1 shares
2024 10 .89 0 .19 2 .32 2 .51 ( 0 .17 ) ( 0 .24 ) ( 0 .41 ) 12 .99
2023 11 .11 0 .12 0 .38 0 .50 ( 0 .10 ) ( 0 .62 ) ( 0 .72 ) 10 .89
2022 14 .71 0 .30 ( 3 .02 ) ( 2 .72 ) ( 0 .27 ) ( 0 .61 ) ( 0 .88 ) 11 .11
2021 12 .04 0 .12 3 .16 3 .28 ( 0 .12 ) ( 0 .49 ) ( 0 .61 ) 14 .71
2020 12 .20 0 .16 0 .46 0 .62 ( 0 .15 ) ( 0 .63 ) ( 0 .78 ) 12 .04
R-3 shares
2024 10 .95 0 .23 2 .32 2 .55 ( 0 .20 ) ( 0 .24 ) ( 0 .44 ) 13 .06
2023 11 .17 0 .16 0 .37 0 .53 ( 0 .13 ) ( 0 .62 ) ( 0 .75 ) 10 .95
2022 14 .78 0 .34 ( 3 .02 ) ( 2 .68 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 11 .17
2021 12 .09 0 .15 3 .19 3 .34 ( 0 .16 ) ( 0 .49 ) ( 0 .65 ) 14 .78
2020 12 .26 0 .18 0 .47 0 .65 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .09
R-4 shares
2024 11 .08 0 .26 2 .35 2 .61 ( 0 .22 ) ( 0 .24 ) ( 0 .46 ) 13 .23
2023 11 .30 0 .18 0 .37 0 .55 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 11 .08
2022 14 .93 0 .37 ( 3 .05 ) ( 2 .68 ) ( 0 .34 ) ( 0 .61 ) ( 0 .95 ) 11 .30
2021 12 .21 0 .19 3 .20 3 .39 ( 0 .18 ) ( 0 .49 ) ( 0 .67 ) 14 .93
2020 12 .37 0 .22 0 .46 0 .68 ( 0 .21 ) ( 0 .63 ) ( 0 .84 ) 12 .21
R-5 shares
2024 11 .13 0 .27 2 .37 2 .64 ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 13 .29
2023 11 .34 0 .20 0 .37 0 .57 ( 0 .16 ) ( 0 .62 ) ( 0 .78 ) 11 .13
2022 14 .99 0 .40 ( 3 .08 ) ( 2 .68 ) ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 11 .34
2021 12 .26 0 .21 3 .21 3 .42 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 14 .99
2020 12 .41 0 .23 0 .47 0 .70 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 12 .26

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
24 .53% $ 1,765,103 0 .01% 2 .36% 36 .5%
5 .54 1,439,309 0 .01 1 .97 12 .3
( 18 .85 ) 1,301,768 0 .01 3 .19 19 .6
28 .95 1,468,727 0 .01 1 .66 19 .5
6 .02 1,043,617 0 .01 2 .04 37 .1
23 .39 7,014 0 .88 1 .54 36 .5
4 .65 6,617 0 .89 1 .09 12 .3
( 19 .58 ) 6,498 0 .88 2 .43 19 .6
27 .85 8,129 0 .88 0 .84 19 .5
5 .11 7,462 0 .88 1 .36 37 .1
23 .73 97,523 0 .57 1 .82 36 .5
4 .94 86,441 0 .58 1 .42 12 .3
( 19 .30 ) 85,620 0 .57 2 .75 19 .6
28 .31 110,352 0 .57 1 .11 19 .5
5 .38 85,507 0 .57 1 .56 37 .1
24 .04 37,681 0 .38 2 .09 36 .5
5 .08 34,284 0 .39 1 .59 12 .3
( 19 .11 ) 34,077 0 .38 2 .93 19 .6
28 .48 44,010 0 .38 1 .37 19 .5
5 .58 38,878 0 .38 1 .86 37 .1
24 .16 80,745 0 .26 2 .17 36 .5
5 .30 83,168 0 .27 1 .77 12 .3
( 19 .06 ) 86,155 0 .26 3 .14 19 .6
28 .61 113,877 0 .26 1 .45 19 .5
5 .76 92,452 0 .26 1 .92 37 .1
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2024 $ 13 .54 $ 0 .27 $ 3 .22 $ 3 .49 ( $ 0 .25 ) ( $ 0 .37 ) ( $ 0 .62 ) $ 16 .41
2023 13 .86 0 .19 0 .59 0 .78 ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 13 .54
2022 18 .81 0 .46 ( 3 .88 ) ( 3 .42 ) ( 0 .46 ) ( 1 .07 ) ( 1 .53 ) 13 .86
2021 15 .20 0 .22 4 .35 4 .57 ( 0 .23 ) ( 0 .73 ) ( 0 .96 ) 18 .81
2020 15 .43 0 .24 0 .60 0 .84 ( 0 .26 ) ( 0 .81 ) ( 1 .07 ) 15 .20
Class J shares
2024 13 .76 0 .30 3 .28 3 .58 ( 0 .28 ) ( 0 .37 ) ( 0 .65 ) 16 .69
2023 14 .07 0 .22 0 .60 0 .82 ( 0 .19 ) ( 0 .94 ) ( 1 .13 ) 13 .76
2022 19 .07 0 .50 ( 3 .94 ) ( 3 .44 ) ( 0 .49 ) ( 1 .07 ) ( 1 .56 ) 14 .07
2021 15 .39 0 .26 4 .41 4 .67 ( 0 .26 ) ( 0 .73 ) ( 0 .99 ) 19 .07
2020 15 .61 0 .28 0 .59 0 .87 ( 0 .28 ) ( 0 .81 ) ( 1 .09 ) 15 .39
Institutional shares
2024 13 .95 0 .33 3 .31 3 .64 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 16 .92
2023 14 .24 0 .24 0 .62 0 .86 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 13 .95
2022 19 .29 0 .53 ( 3 .99 ) ( 3 .46 ) ( 0 .52 ) ( 1 .07 ) ( 1 .59 ) 14 .24
2021 15 .55 0 .29 4 .46 4 .75 ( 0 .28 ) ( 0 .73 ) ( 1 .01 ) 19 .29
2020 15 .77 0 .30 0 .60 0 .90 ( 0 .31 ) ( 0 .81 ) ( 1 .12 ) 15 .55
R-1 shares
2024 13 .72 0 .19 3 .27 3 .46 ( 0 .18 ) ( 0 .37 ) ( 0 .55 ) 16 .63
2023 14 .02 0 .12 0 .61 0 .73 ( 0 .09 ) ( 0 .94 ) ( 1 .03 ) 13 .72
2022 18 .99 0 .38 ( 3 .94 ) ( 3 .56 ) ( 0 .34 ) ( 1 .07 ) ( 1 .41 ) 14 .02
2021 15 .34 0 .14 4 .39 4 .53 ( 0 .15 ) ( 0 .73 ) ( 0 .88 ) 18 .99
2020 15 .55 0 .17 0 .59 0 .76 ( 0 .16 ) ( 0 .81 ) ( 0 .97 ) 15 .34
R-3 shares
2024 13 .65 0 .24 3 .23 3 .47 ( 0 .22 ) ( 0 .37 ) ( 0 .59 ) 16 .53
2023 13 .95 0 .16 0 .61 0 .77 ( 0 .13 ) ( 0 .94 ) ( 1 .07 ) 13 .65
2022 18 .93 0 .44 ( 3 .93 ) ( 3 .49 ) ( 0 .42 ) ( 1 .07 ) ( 1 .49 ) 13 .95
2021 15 .29 0 .18 4 .39 4 .57 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 18 .93
2020 15 .52 0 .22 0 .58 0 .80 ( 0 .22 ) ( 0 .81 ) ( 1 .03 ) 15 .29
R-4 shares
2024 13 .71 0 .27 3 .26 3 .53 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 16 .62
2023 14 .02 0 .19 0 .60 0 .79 ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 13 .71
2022 19 .00 0 .47 ( 3 .93 ) ( 3 .46 ) ( 0 .45 ) ( 1 .07 ) ( 1 .52 ) 14 .02
2021 15 .34 0 .23 4 .38 4 .61 ( 0 .22 ) ( 0 .73 ) ( 0 .95 ) 19 .00
2020 15 .56 0 .29 0 .55 0 .84 ( 0 .25 ) ( 0 .81 ) ( 1 .06 ) 15 .34
R-5 shares
2024 13 .83 0 .30 3 .28 3 .58 ( 0 .26 ) ( 0 .37 ) ( 0 .63 ) 16 .78
2023 14 .13 0 .21 0 .61 0 .82 ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 13 .83
2022 19 .15 0 .49 ( 3 .97 ) ( 3 .48 ) ( 0 .47 ) ( 1 .07 ) ( 1 .54 ) 14 .13
2021 15 .45 0 .25 4 .42 4 .67 ( 0 .24 ) ( 0 .73 ) ( 0 .97 ) 19 .15
2020 15 .67 0 .27 0 .59 0 .86 ( 0 .27 ) ( 0 .81 ) ( 1 .08 ) 15 .45

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
26 .30% (b) $ 121,589 0 .35% (c) – % 1 .74% 34 .8%
5 .96 (b) 99,851 0 .38 (c) – 1 .34 12 .4
( 19 .68 ) (b) 101,428 0 .38 (c) – 2 .94 23 .8
31 .00 (b) 126,454 0 .38 (c) – 1 .24 20 .0
5 .49 (b) 97,825 0 .38 (c) – 1 .65 32 .8
26 .56 (b) 875,149 0 .17 (d) 0 .18 (e) 1 .93 34 .8
6 .15 (b) 733,117 0 .18 (d) 0 .20 (e) 1 .53 12 .4
( 19 .53 ) (b) 724,982 0 .18 (d) 0 .20 (e) 3 .17 23 .8
31 .30 (b) 948,713 0 .18 (d) 0 .21 (e) 1 .44 20 .0
5 .67 (b) 753,868 0 .18 (d) 0 .21 (e) 1 .86 32 .8
26 .68 3,432,790 0 .01 – 2 .08 34 .8
6 .42 2,798,971 0 .01 – 1 .70 12 .4
( 19 .43 ) 2,684,679 0 .01 – 3 .30 23 .8
31 .56 3,429,237 0 .01 – 1 .61 20 .0
5 .79 2,615,276 0 .01 – 2 .02 32 .8
25 .64 15,031 0 .88 – 1 .20 34 .8
5 .46 12,039 0 .88 – 0 .82 12 .4
( 20 .10 ) 12,069 0 .88 – 2 .41 23 .8
30 .38 16,062 0 .88 – 0 .81 20 .0
4 .90 15,714 0 .88 – 1 .11 32 .8
25 .95 120,638 0 .57 – 1 .52 34 .8
5 .83 99,443 0 .57 – 1 .13 12 .4
( 19 .88 ) 96,348 0 .57 – 2 .81 23 .8
30 .81 129,032 0 .57 – 1 .02 20 .0
5 .22 97,748 0 .57 – 1 .46 32 .8
26 .26 49,668 0 .38 – 1 .74 34 .8
5 .96 41,115 0 .38 – 1 .31 12 .4
( 19 .68 ) 40,589 0 .38 – 2 .96 23 .8
31 .00 53,623 0 .38 – 1 .31 20 .0
5 .45 48,722 0 .38 – 1 .94 32 .8
26 .45 146,695 0 .26 – 1 .87 34 .8
6 .12 142,339 0 .26 – 1 .49 12 .4
( 19 .62 ) 147,107 0 .26 – 3 .08 23 .8
31 .19 187,926 0 .26 – 1 .39 20 .0
5 .56 159,934 0 .26 – 1 .80 32 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2024 $ 12 .22 $ 0 .26 $ 3 .12 $ 3 .38 ( $ 0 .24 ) ( $ 0 .33 ) ( $ 0 .57 ) $ 15 .03
2023 12 .43 0 .18 0 .63 0 .81 ( 0 .16 ) ( 0 .86 ) ( 1 .02 ) 12 .22
2022 16 .56 0 .44 ( 3 .51 ) ( 3 .07 ) ( 0 .47 ) ( 0 .59 ) ( 1 .06 ) 12 .43
2021 12 .95 0 .23 4 .05 4 .28 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 16 .56
2020 13 .12 0 .24 0 .48 0 .72 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 12 .95
R-1 shares
2024 11 .69 0 .14 2 .98 3 .12 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 14 .35
2023 11 .93 0 .08 0 .60 0 .68 ( 0 .06 ) ( 0 .86 ) ( 0 .92 ) 11 .69
2022 15 .93 0 .34 ( 3 .41 ) ( 3 .07 ) ( 0 .34 ) ( 0 .59 ) ( 0 .93 ) 11 .93
2021 12 .49 0 .11 3 .88 3 .99 ( 0 .12 ) ( 0 .43 ) ( 0 .55 ) 15 .93
2020 12 .67 0 .15 0 .44 0 .59 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 12 .49
R-3 shares
2024 11 .78 0 .18 3 .00 3 .18 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 14 .46
2023 12 .01 0 .11 0 .61 0 .72 ( 0 .09 ) ( 0 .86 ) ( 0 .95 ) 11 .78
2022 16 .03 0 .38 ( 3 .43 ) ( 3 .05 ) ( 0 .38 ) ( 0 .59 ) ( 0 .97 ) 12 .01
2021 12 .57 0 .14 3 .91 4 .05 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 16 .03
2020 12 .76 0 .18 0 .45 0 .63 ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 12 .57
R-4 shares
2024 11 .95 0 .22 3 .04 3 .26 ( 0 .20 ) ( 0 .33 ) ( 0 .53 ) 14 .68
2023 12 .17 0 .13 0 .62 0 .75 ( 0 .11 ) ( 0 .86 ) ( 0 .97 ) 11 .95
2022 16 .23 0 .40 ( 3 .47 ) ( 3 .07 ) ( 0 .40 ) ( 0 .59 ) ( 0 .99 ) 12 .17
2021 12 .71 0 .19 3 .95 4 .14 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 16 .23
2020 12 .89 0 .21 0 .45 0 .66 ( 0 .20 ) ( 0 .64 ) ( 0 .84 ) 12 .71
R-5 shares
2024 11 .97 0 .23 3 .05 3 .28 ( 0 .21 ) ( 0 .33 ) ( 0 .54 ) 14 .71
2023 12 .20 0 .16 0 .60 0 .76 ( 0 .13 ) ( 0 .86 ) ( 0 .99 ) 11 .97
2022 16 .26 0 .43 ( 3 .47 ) ( 3 .04 ) ( 0 .43 ) ( 0 .59 ) ( 1 .02 ) 12 .20
2021 12 .74 0 .19 3 .96 4 .15 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 16 .26
2020 12 .92 0 .22 0 .46 0 .68 ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 12 .74

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .28% $ 1,502,321 0 .01% 1 .85% 36 .7%
6 .92 1,152,378 0 .01 1 .46 11 .4
( 19 .76 ) 1,010,879 0 .01 3 .21 23 .8
33 .82 1,139,261 0 .01 1 .50 19 .2
5 .57 780,234 0 .01 1 .90 32 .5
27 .14 3,893 0 .88 1 .04 36 .7
5 .99 3,512 0 .89 0 .64 11 .4
( 20 .41 ) 3,916 0 .88 2 .54 23 .8
32 .61 5,074 0 .88 0 .76 19 .2
4 .68 4,536 0 .89 1 .24 32 .5
27 .56 79,631 0 .57 1 .34 36 .7
6 .35 68,323 0 .58 0 .92 11 .4
( 20 .17 ) 66,131 0 .57 2 .85 23 .8
32 .97 88,634 0 .57 0 .93 19 .2
5 .00 66,042 0 .58 1 .45 32 .5
27 .80 25,325 0 .38 1 .58 36 .7
6 .53 22,066 0 .39 1 .09 11 .4
( 20 .06 ) 22,059 0 .38 2 .95 23 .8
33 .30 30,290 0 .38 1 .23 19 .2
5 .19 27,141 0 .39 1 .72 32 .5
27 .98 72,547 0 .26 1 .67 36 .7
6 .60 68,730 0 .27 1 .28 11 .4
( 19 .89 ) 69,495 0 .26 3 .17 23 .8
33 .37 91,388 0 .26 1 .28 19 .2
5 .30 71,201 0 .27 1 .80 32 .5
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2024 $ 14 .54 $ 0 .22 $ 3 .92 $ 4 .14 ( $ 0 .21 ) ( $ 0 .43 ) ( $ 0 .64 ) $ 18 .04
2023 14 .82 0 .15 0 .81 0 .96 ( 0 .12 ) ( 1 .12 ) ( 1 .24 ) 14 .54
2022 20 .06 0 .49 ( 4 .30 ) ( 3 .81 ) ( 0 .49 ) ( 0 .94 ) ( 1 .43 ) 14 .82
2021 15 .63 0 .21 5 .06 5 .27 ( 0 .22 ) ( 0 .62 ) ( 0 .84 ) 20 .06
2020 15 .89 0 .24 0 .56 0 .80 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .63
Class J shares
2024 13 .90 0 .25 3 .73 3 .98 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 17 .21
2023 14 .22 0 .16 0 .79 0 .95 ( 0 .15 ) ( 1 .12 ) ( 1 .27 ) 13 .90
2022 19 .30 0 .51 ( 4 .13 ) ( 3 .62 ) ( 0 .52 ) ( 0 .94 ) ( 1 .46 ) 14 .22
2021 15 .06 0 .23 4 .88 5 .11 ( 0 .25 ) ( 0 .62 ) ( 0 .87 ) 19 .30
2020 15 .35 0 .25 0 .54 0 .79 ( 0 .26 ) ( 0 .82 ) ( 1 .08 ) 15 .06
Institutional shares
2024 14 .49 0 .29 3 .90 4 .19 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 17 .98
2023 14 .78 0 .20 0 .81 1 .01 ( 0 .18 ) ( 1 .12 ) ( 1 .30 ) 14 .49
2022 19 .99 0 .55 ( 4 .26 ) ( 3 .71 ) ( 0 .56 ) ( 0 .94 ) ( 1 .50 ) 14 .78
2021 15 .57 0 .28 5 .04 5 .32 ( 0 .28 ) ( 0 .62 ) ( 0 .90 ) 19 .99
2020 15 .84 0 .29 0 .55 0 .84 ( 0 .29 ) ( 0 .82 ) ( 1 .11 ) 15 .57
R-1 shares
2024 14 .23 0 .14 3 .82 3 .96 ( 0 .13 ) ( 0 .43 ) ( 0 .56 ) 17 .63
2023 14 .53 0 .07 0 .80 0 .87 ( 0 .05 ) ( 1 .12 ) ( 1 .17 ) 14 .23
2022 19 .67 0 .39 ( 4 .20 ) ( 3 .81 ) ( 0 .39 ) ( 0 .94 ) ( 1 .33 ) 14 .53
2021 15 .35 0 .12 4 .97 5 .09 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 19 .67
2020 15 .61 0 .15 0 .54 0 .69 ( 0 .13 ) ( 0 .82 ) ( 0 .95 ) 15 .35
R-3 shares
2024 14 .20 0 .19 3 .81 4 .00 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 17 .58
2023 14 .50 0 .11 0 .80 0 .91 ( 0 .09 ) ( 1 .12 ) ( 1 .21 ) 14 .20
2022 19 .64 0 .46 ( 4 .20 ) ( 3 .74 ) ( 0 .46 ) ( 0 .94 ) ( 1 .40 ) 14 .50
2021 15 .33 0 .16 4 .97 5 .13 ( 0 .20 ) ( 0 .62 ) ( 0 .82 ) 19 .64
2020 15 .60 0 .20 0 .56 0 .76 ( 0 .21 ) ( 0 .82 ) ( 1 .03 ) 15 .33
R-4 shares
2024 14 .34 0 .23 3 .84 4 .07 ( 0 .21 ) ( 0 .43 ) ( 0 .64 ) 17 .77
2023 14 .63 0 .14 0 .81 0 .95 ( 0 .12 ) ( 1 .12 ) ( 1 .24 ) 14 .34
2022 19 .81 0 .50 ( 4 .26 ) ( 3 .76 ) ( 0 .48 ) ( 0 .94 ) ( 1 .42 ) 14 .63
2021 15 .44 0 .21 5 .00 5 .21 ( 0 .22 ) ( 0 .62 ) ( 0 .84 ) 19 .81
2020 15 .71 0 .27 0 .52 0 .79 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .44
R-5 shares
2024 14 .39 0 .24 3 .88 4 .12 ( 0 .23 ) ( 0 .43 ) ( 0 .66 ) 17 .85
2023 14 .69 0 .17 0 .79 0 .96 ( 0 .14 ) ( 1 .12 ) ( 1 .26 ) 14 .39
2022 19 .88 0 .51 ( 4 .25 ) ( 3 .74 ) ( 0 .51 ) ( 0 .94 ) ( 1 .45 ) 14 .69
2021 15 .49 0 .23 5 .02 5 .25 ( 0 .24 ) ( 0 .62 ) ( 0 .86 ) 19 .88
2020 15 .76 0 .25 0 .55 0 .80 ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .49

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29 .14% (b) $ 113,939 0 .38% (c) – % 1 .31% 37 .1%
6 .94 (b) 90,827 0 .38 (c) – 0 .97 10 .6
( 20 .32 ) (b) 87,266 0 .38 (c) – 2 .93 26 .9
34 .64 (b) 105,294 0 .38 (c) – 1 .11 21 .0
5 .06 (b) 77,925 0 .38 (c) – 1 .56 26 .9
29 .33 (b) 293,958 0 .19 (d) 0 .20 (e) 1 .51 37 .1
7 .14 (b) 242,027 0 .23 (d) 0 .25 (e) 1 .12 10 .6
( 20 .17 ) (b) 235,469 0 .22 (d) 0 .24 (e) 3 .17 26 .9
34 .90 (b) 312,540 0 .21 (d) 0 .24 (e) 1 .29 21 .0
5 .18 (b) 237,515 0 .22 (d) 0 .25 (e) 1 .74 26 .9
29 .62 2,677,540 0 .01 – 1 .69 37 .1
7 .31 2,116,797 0 .01 – 1 .32 10 .6
( 19 .96 ) 1,951,777 0 .01 – 3 .29 26 .9
35 .15 2,422,742 0 .01 – 1 .49 21 .0
5 .37 1,754,692 0 .01 – 1 .91 26 .9
28 .44 12,326 0 .88 – 0 .83 37 .1
6 .40 10,281 0 .88 – 0 .47 10 .6
( 20 .65 ) 10,416 0 .88 – 2 .41 26 .9
33 .91 (f) 13,259 0 .88 – 0 .64 21 .0
4 .50 (f) 10,957 0 .88 – 1 .01 26 .9
28 .78 93,764 0 .57 – 1 .13 37 .1
6 .73 76,894 0 .57 – 0 .76 10 .6
( 20 .41 ) 71,732 0 .57 – 2 .80 26 .9
34 .33 94,767 0 .57 – 0 .87 21 .0
4 .87 68,182 0 .57 – 1 .35 26 .9
29 .07 39,371 0 .38 – 1 .40 37 .1
6 .96 34,542 0 .38 – 0 .93 10 .6
( 20 .32 ) 33,403 0 .38 – 3 .01 26 .9
34 .66 44,900 0 .38 – 1 .15 21 .0
5 .03 36,458 0 .38 – 1 .78 26 .9
29 .30 102,140 0 .26 – 1 .45 37 .1
7 .00 93,301 0 .26 – 1 .16 10 .6
( 20 .18 ) 99,622 0 .26 – 3 .12 26 .9
34 .84 128,805 0 .26 – 1 .27 21 .0
5 .12 104,577 0 .26 – 1 .66 26 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2024 $ 13 .59 $ 0 .26 $ 3 .66 $ 3 .92 ( $ 0 .25 ) ( $ 0 .37 ) ( $ 0 .62 ) $ 16 .89
2023 13 .75 0 .18 0 .78 0 .96 ( 0 .17 ) ( 0 .95 ) ( 1 .12 ) 13 .59
2022 18 .20 0 .48 ( 3 .92 ) ( 3 .44 ) ( 0 .51 ) ( 0 .50 ) ( 1 .01 ) 13 .75
2021 13 .87 0 .23 4 .71 4 .94 ( 0 .25 ) ( 0 .36 ) ( 0 .61 ) 18 .20
2020 14 .00 0 .24 0 .47 0 .71 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 13 .87
R-1 shares
2024 12 .91 0 .11 3 .50 3 .61 ( 0 .10 ) ( 0 .37 ) ( 0 .47 ) 16 .05
2023 13 .12 0 .07 0 .72 0 .79 ( 0 .05 ) ( 0 .95 ) ( 1 .00 ) 12 .91
2022 17 .43 0 .36 ( 3 .79 ) ( 3 .43 ) ( 0 .38 ) ( 0 .50 ) ( 0 .88 ) 13 .12
2021 13 .32 0 .11 4 .49 4 .60 ( 0 .13 ) ( 0 .36 ) ( 0 .49 ) 17 .43
2020 13 .47 0 .13 0 .43 0 .56 ( 0 .12 ) ( 0 .59 ) ( 0 .71 ) 13 .32
R-3 shares
2024 13 .07 0 .17 3 .52 3 .69 ( 0 .18 ) ( 0 .37 ) ( 0 .55 ) 16 .21
2023 13 .27 0 .10 0 .74 0 .84 ( 0 .09 ) ( 0 .95 ) ( 1 .04 ) 13 .07
2022 17 .60 0 .41 ( 3 .82 ) ( 3 .41 ) ( 0 .42 ) ( 0 .50 ) ( 0 .92 ) 13 .27
2021 13 .45 0 .13 4 .56 4 .69 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 17 .60
2020 13 .60 0 .17 0 .45 0 .62 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .45
R-4 shares
2024 13 .27 0 .22 3 .56 3 .78 ( 0 .20 ) ( 0 .37 ) ( 0 .57 ) 16 .48
2023 13 .46 0 .12 0 .75 0 .87 ( 0 .11 ) ( 0 .95 ) ( 1 .06 ) 13 .27
2022 17 .83 0 .43 ( 3 .86 ) ( 3 .43 ) ( 0 .44 ) ( 0 .50 ) ( 0 .94 ) 13 .46
2021 13 .61 0 .19 4 .59 4 .78 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 17 .83
2020 13 .75 0 .21 0 .44 0 .65 ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 13 .61
R-5 shares
2024 13 .33 0 .23 3 .59 3 .82 ( 0 .22 ) ( 0 .37 ) ( 0 .59 ) 16 .56
2023 13 .52 0 .17 0 .72 0 .89 ( 0 .13 ) ( 0 .95 ) ( 1 .08 ) 13 .33
2022 17 .91 0 .47 ( 3 .90 ) ( 3 .43 ) ( 0 .46 ) ( 0 .50 ) ( 0 .96 ) 13 .52
2021 13 .66 0 .20 4 .63 4 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 17 .91
2020 13 .80 0 .21 0 .46 0 .67 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 13 .66

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
29 .52% $ 1,016,220 0 .01% 1 .63% 35 .6%
7 .38 744,667 0 .01 1 .28 10 .3
( 19 .95 ) 613,004 0 .01 3 .12 22 .6
36 .38 658,064 0 .01 1 .37 18 .9
5 .07 421,577 0 .02 1 .81 28 .0
28 .50 3,052 0 .89 0 .73 35 .6
6 .39 2,081 0 .89 0 .50 10 .3
( 20 .65 ) 2,912 0 .89 2 .47 22 .6
35 .19 3,341 0 .89 0 .66 18 .9
4 .12 2,642 0 .89 1 .04 28 .0
28 .82 53,518 0 .58 1 .12 35 .6
6 .72 43,506 0 .58 0 .74 10 .3
( 20 .37 ) 38,419 0 .58 2 .78 22 .6
35 .53 48,174 0 .58 0 .81 18 .9
4 .53 32,687 0 .58 1 .34 28 .0
29 .12 14,850 0 .39 1 .44 35 .6
6 .88 14,438 0 .39 0 .91 10 .3
( 20 .23 ) 13,440 0 .39 2 .83 22 .6
35 .84 16,969 0 .39 1 .13 18 .9
4 .69 14,221 0 .39 1 .63 28 .0
29 .27 40,644 0 .27 1 .46 35 .6
7 .00 35,853 0 .27 1 .22 10 .3
( 20 .14 ) 40,556 0 .27 3 .12 22 .6
36 .08 50,443 0 .27 1 .19 18 .9
4 .81 38,859 0 .27 1 .62 28 .0
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2024 $ 14 .36 $ 0 .23 $ 3 .87 $ 4 .10 ( $ 0 .21 ) ( $ 0 .39 ) ( $ 0 .60 ) $ 17 .86
2023 14 .52 0 .14 0 .81 0 .95 ( 0 .12 ) ( 0 .99 ) ( 1 .11 ) 14 .36
2022 19 .13 0 .48 ( 4 .18 ) ( 3 .70 ) ( 0 .47 ) ( 0 .44 ) ( 0 .91 ) 14 .52
2021 14 .47 0 .17 5 .04 5 .21 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 19 .13
2020 14 .61 0 .21 0 .47 0 .68 ( 0 .22 ) ( 0 .60 ) ( 0 .82 ) 14 .47
Institutional shares
2024 14 .52 0 .28 3 .93 4 .21 ( 0 .27 ) ( 0 .39 ) ( 0 .66 ) 18 .07
2023 14 .68 0 .19 0 .82 1 .01 ( 0 .18 ) ( 0 .99 ) ( 1 .17 ) 14 .52
2022 19 .32 0 .51 ( 4 .17 ) ( 3 .66 ) ( 0 .54 ) ( 0 .44 ) ( 0 .98 ) 14 .68
2021 14 .60 0 .24 5 .08 5 .32 ( 0 .26 ) ( 0 .34 ) ( 0 .60 ) 19 .32
2020 14 .72 0 .25 0 .49 0 .74 ( 0 .26 ) ( 0 .60 ) ( 0 .86 ) 14 .60
R-1 shares
2024 13 .99 0 .13 3 .78 3 .91 ( 0 .14 ) ( 0 .39 ) ( 0 .53 ) 17 .37
2023 14 .20 0 .06 0 .79 0 .85 ( 0 .07 ) ( 0 .99 ) ( 1 .06 ) 13 .99
2022 18 .72 0 .35 ( 4 .05 ) ( 3 .70 ) ( 0 .38 ) ( 0 .44 ) ( 0 .82 ) 14 .20
2021 14 .19 0 .11 4 .91 5 .02 ( 0 .15 ) ( 0 .34 ) ( 0 .49 ) 18 .72
2020 14 .32 0 .14 0 .45 0 .59 ( 0 .12 ) ( 0 .60 ) ( 0 .72 ) 14 .19
R-3 shares
2024 14 .24 0 .18 3 .84 4 .02 ( 0 .19 ) ( 0 .39 ) ( 0 .58 ) 17 .68
2023 14 .41 0 .10 0 .82 0 .92 ( 0 .10 ) ( 0 .99 ) ( 1 .09 ) 14 .24
2022 19 .00 0 .43 ( 4 .14 ) ( 3 .71 ) ( 0 .44 ) ( 0 .44 ) ( 0 .88 ) 14 .41
2021 14 .38 0 .13 5 .01 5 .14 ( 0 .18 ) ( 0 .34 ) ( 0 .52 ) 19 .00
2020 14 .52 0 .17 0 .48 0 .65 ( 0 .19 ) ( 0 .60 ) ( 0 .79 ) 14 .38
R-4 shares
2024 14 .33 0 .22 3 .87 4 .09 ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 17 .81
2023 14 .50 0 .13 0 .81 0 .94 ( 0 .12 ) ( 0 .99 ) ( 1 .11 ) 14 .33
2022 19 .08 0 .48 ( 4 .16 ) ( 3 .68 ) ( 0 .46 ) ( 0 .44 ) ( 0 .90 ) 14 .50
2021 14 .44 0 .18 5 .01 5 .19 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 19 .08
2020 14 .57 0 .24 0 .44 0 .68 ( 0 .21 ) ( 0 .60 ) ( 0 .81 ) 14 .44
R-5 shares
2024 14 .37 0 .24 3 .88 4 .12 ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 17 .87
2023 14 .54 0 .18 0 .78 0 .96 ( 0 .14 ) ( 0 .99 ) ( 1 .13 ) 14 .37
2022 19 .14 0 .48 ( 4 .15 ) ( 3 .67 ) ( 0 .49 ) ( 0 .44 ) ( 0 .93 ) 14 .54
2021 14 .48 0 .20 5 .02 5 .22 ( 0 .22 ) ( 0 .34 ) ( 0 .56 ) 19 .14
2020 14 .61 0 .20 0 .50 0 .70 ( 0 .23 ) ( 0 .60 ) ( 0 .83 ) 14 .48

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29 .17% (b) $ 17,409 0 .35% (c) 0 .36% (d) 1 .37% 37 .3%
6 .96 (b) 14,751 0 .38 (c) 0 .46 (d) 0 .98 10 .6
( 20 .23 ) (b) 14,614 0 .38 (c) 0 .43 (d) 2 .94 21 .7
36 .62 (b) 18,803 0 .38 (c) 0 .43 (d) 0 .94 18 .3
4 .61 (b) 11,740 0 .38 (c) 0 .58 (d) 1 .49 22 .9
29 .64 989,955 0 .01 – 1 .66 37 .3
7 .30 726,855 0 .01 – 1 .28 10 .6
( 19 .92 ) 594,766 0 .01 – 3 .13 21 .7
37 .12 629,044 0 .02 – 1 .32 18 .3
5 .02 385,276 0 .02 – 1 .75 22 .9
28 .48 3,827 0 .89 – 0 .77 37 .3
6 .35 2,678 0 .89 – 0 .41 10 .6
( 20 .60 ) 2,442 0 .89 – 2 .22 21 .7
35 .95 2,430 0 .89 – 0 .65 18 .3
4 .08 1,935 0 .89 – 1 .02 22 .9
28 .83 32,512 0 .58 – 1 .09 37 .3
6 .79 24,915 0 .58 – 0 .71 10 .6
( 20 .41 ) 19,914 0 .58 – 2 .67 21 .7
36 .38 22,111 0 .58 – 0 .75 18 .3
4 .45 14,091 0 .58 – 1 .23 22 .9
29 .13 9,218 0 .39 – 1 .32 37 .3
6 .91 7,200 0 .39 – 0 .86 10 .6
( 20 .21 ) 5,694 0 .39 – 2 .95 21 .7
36 .55 7,736 0 .39 – 1 .05 18 .3
4 .67 5,851 0 .39 – 1 .72 22 .9
29 .26 29,231 0 .27 – 1 .42 37 .3
7 .05 27,953 0 .27 – 1 .18 10 .6
( 20 .10 ) 28,139 0 .27 – 2 .94 21 .7
36 .74 30,796 0 .27 – 1 .13 18 .3
4 .76 20,854 0 .27 – 1 .46 22 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2024 $ 11 .79 $ 0 .21 $ 3 .20 $ 3 .41 ( $ 0 .21 ) ( $ 0 .26 ) ( $ 0 .47 ) $ 14 .73
2023 11 .71 0 .14 0 .68 0 .82 ( 0 .14 ) ( 0 .60 ) ( 0 .74 ) 11 .79
2022 15 .19 0 .38 ( 3 .30 ) ( 2 .92 ) ( 0 .42 ) ( 0 .14 ) ( 0 .56 ) 11 .71
2021 11 .33 0 .15 4 .03 4 .18 ( 0 .19 ) ( 0 .13 ) ( 0 .32 ) 15 .19
2020 11 .19 0 .14 0 .44 0 .58 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 11 .33
R-1 shares
2024 11 .51 0 .12 3 .10 3 .22 ( 0 .10 ) ( 0 .26 ) ( 0 .36 ) 14 .37
2023 11 .46 0 .05 0 .65 0 .70 ( 0 .05 ) ( 0 .60 ) ( 0 .65 ) 11 .51
2022 14 .92 0 .30 ( 3 .28 ) ( 2 .98 ) ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 11 .46
2021 11 .17 ( 0 .01 ) 4 .01 4 .00 ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 14 .92
2020 11 .05 0 .29 0 .19 0 .48 ( 0 .11 ) ( 0 .25 ) ( 0 .36 ) 11 .17
R-3 shares
2024 11 .63 0 .14 3 .16 3 .30 ( 0 .15 ) ( 0 .26 ) ( 0 .41 ) 14 .52
2023 11 .57 0 .08 0 .66 0 .74 ( 0 .08 ) ( 0 .60 ) ( 0 .68 ) 11 .63
2022 15 .04 0 .30 ( 3 .26 ) ( 2 .96 ) ( 0 .37 ) ( 0 .14 ) ( 0 .51 ) 11 .57
2021 11 .21 0 .07 4 .00 4 .07 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 15 .04
2020 11 .10 0 .11 0 .40 0 .51 ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 11 .21
R-4 shares
2024 11 .67 0 .15 3 .18 3 .33 ( 0 .17 ) ( 0 .26 ) ( 0 .43 ) 14 .57
2023 11 .60 0 .10 0 .67 0 .77 ( 0 .10 ) ( 0 .60 ) ( 0 .70 ) 11 .67
2022 15 .06 0 .37 ( 3 .31 ) ( 2 .94 ) ( 0 .38 ) ( 0 .14 ) ( 0 .52 ) 11 .60
2021 11 .25 0 .13 3 .97 4 .10 ( 0 .16 ) ( 0 .13 ) ( 0 .29 ) 15 .06
2020 11 .13 0 .17 0 .36 0 .53 ( 0 .16 ) ( 0 .25 ) ( 0 .41 ) 11 .25
R-5 shares
2024 11 .70 0 .18 3 .18 3 .36 ( 0 .19 ) ( 0 .26 ) ( 0 .45 ) 14 .61
2023 11 .63 0 .15 0 .63 0 .78 ( 0 .11 ) ( 0 .60 ) ( 0 .71 ) 11 .70
2022 15 .10 0 .33 ( 3 .26 ) ( 2 .93 ) ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 11 .63
2021 11 .27 0 .14 3 .99 4 .13 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 15 .10
2020 11 .16 0 .06 0 .48 0 .54 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 11 .27

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
29 .47% $ 204,205 0 .03% 1 .53% 36 .6%
7 .29 126,627 0 .04 (b) 1 .18 13 .7
( 19 .92 ) 83,762 0 .05 (b) 2 .96 28 .4
37 .37 73,568 0 .08 (b) 1 .04 22 .5
5 .15 26,561 0 .08 (b) 1 .28 55 .1
28 .35 447 0 .90 0 .89 36 .6
6 .39 240 0 .90 (b) 0 .46 13 .7
( 20 .61 ) 268 0 .90 (b) 2 .40 28 .4
36 .21 176 0 .91 (b) ( 0 .10 ) 22 .5
4 .34 58 0 .93 (b) 2 .64 55 .1
28 .87 9,360 0 .59 1 .04 36 .6
6 .65 7,872 0 .59 (b) 0 .63 13 .7
( 20 .37 ) 4,642 0 .59 (b) 2 .34 28 .4
36 .70 4,115 0 .60 (b) 0 .49 22 .5
4 .55 1,590 0 .62 (b) 1 .00 55 .1
29 .06 2,517 0 .40 1 .12 36 .6
6 .88 1,517 0 .40 (b) 0 .79 13 .7
( 20 .19 ) 1,102 0 .40 (b) 2 .86 28 .4
36 .90 1,234 0 .41 (b) 0 .91 22 .5
4 .73 505 0 .43 (b) 1 .55 55 .1
29 .17 6,777 0 .28 1 .34 36 .6
7 .04 4,707 0 .28 (b) 1 .25 13 .7
( 20 .11 ) 5,055 0 .28 (b) 2 .57 28 .4
37 .09 3,917 0 .29 (b) 0 .98 22 .5
4 .81 1,898 0 .31 (b) 0 .52 55 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2070 FUND
Class J shares
2024 $ 10.09 $ 0.11 $ 2.83 $ 2.94 ( $ 0.17) ( $ 0.17) $ 12.86
2023(e) 10.00 0.02 0.07 0.09 – – 10.09
Institutional shares
2024 10.06 0.13 2.81 2.94 (0.17) (0.17) 12.83
2023(e) 10.00 0.03 0.03 0.06 – – 10.06
R-1 shares
2024 10.00 0.03 2.79 2.82 (0.17) (0.17) 12.65
2023(e) 10.00 (0.02) 0.02 – – – 10.00
R-3 shares
2024 10.02 0.06 2.80 2.86 (0.17) (0.17) 12.71
2023(e) 10.00 (0.01) 0.03 0.02 – – 10.02
R-4 shares
2024 10.03 0.08 2.81 2.89 (0.17) (0.17) 12.75
2023(e) 10.00 0.01 0.02 0.03 – – 10 .03
R-5 shares
2024 10.04 0.09 2.82 2.91 (0.17) (0.17) 12.78
2023(e) 10.00 0.02 0.02 0.04 – – 10.04

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29.36% (b) $ 330 0.30% (c) 8.13% (d) 0.89% 54.0%
0.90 (b),(f) 125 0.30 (c),(g) 62.61 (d),(g) 0.24 (g) 94.1 (g)
29.45 41,700 0.05 (h) – 1.08 54.0
0.60 (f) 8,476 0.05 (g),(h) – 0.49 (g) 94.1 (g)
28.41 225 0.93 (h) – 0.24 54.0
0.00 (f) 31 0.93 (g),(h) – (0.33) (g) 94.1 (g)
28.76 772 0.62 (h) – 0.45 54.0
0.20 (f) 282 0.62 (g),(h) – (0.14) (g) 94.1 (g)
29.03 247 0.43 (h) – 0.70 54.0
0.30 (f) 55 0.43 (g),(h) – 0.13 (g) 94.1 (g)
29.20 1,074 0.31 (h) – 0.72 54.0
0.40 (f) 136 0.31 (g),(h) – 0.23 (g) 94.1 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2024 $ 10 .26 $ 0 .32 $ 1 .43 $ 1 .75 ( $ 0 .32 ) ( $ 0 .05 ) ( $ 0 .37 ) $ 11 .64
2023 10 .44 0 .22 0 .12 0 .34 ( 0 .21 ) ( 0 .31 ) ( 0 .52 ) 10 .26
2022 12 .91 0 .23 ( 2 .00 ) ( 1 .77 ) ( 0 .28 ) ( 0 .42 ) ( 0 .70 ) 10 .44
2021 11 .75 0 .39 1 .34 1 .73 ( 0 .48 ) ( 0 .09 ) ( 0 .57 ) 12 .91
2020 11 .39 0 .21 0 .48 0 .69 ( 0 .26 ) ( 0 .07 ) ( 0 .33 ) 11 .75
Institutional shares
2024 10 .32 0 .38 1 .39 1 .77 ( 0 .33 ) ( 0 .05 ) ( 0 .38 ) 11 .71
2023 10 .49 0 .26 0 .10 0 .36 ( 0 .22 ) ( 0 .31 ) ( 0 .53 ) 10 .32
2022 12 .96 0 .31 ( 2 .07 ) ( 1 .76 ) ( 0 .29 ) ( 0 .42 ) ( 0 .71 ) 10 .49
2021 11 .80 0 .48 1 .27 1 .75 ( 0 .50 ) ( 0 .09 ) ( 0 .59 ) 12 .96
2020 11 .42 0 .28 0 .45 0 .73 ( 0 .28 ) ( 0 .07 ) ( 0 .35 ) 11 .80
R-6 shares
2024 10 .34 0 .37 1 .40 1 .77 ( 0 .33 ) ( 0 .05 ) ( 0 .38 ) 11 .73
2023 10 .51 0 .28 0 .08 0 .36 ( 0 .22 ) ( 0 .31 ) ( 0 .53 ) 10 .34
2022 12 .98 0 .32 ( 2 .07 ) ( 1 .75 ) ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 10 .51
2021 11 .82 0 .50 1 .26 1 .76 ( 0 .51 ) ( 0 .09 ) ( 0 .60 ) 12 .98
2020 11 .44 0 .27 0 .46 0 .73 ( 0 .28 ) ( 0 .07 ) ( 0 .35 ) 11 .82

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17 .29% (b) $ 271,360 0 .16% (c) 0 .18% (d) 2 .89% 23 .8%
3 .27 (b) 168,885 0 .17 (c) 0 .19 (d) 2 .07 15 .8
( 14 .50 ) (b) 96,345 0 .23 (c) 0 .25 (d) 2 .07 18 .1
15 .07 (b) 55,458 0 .23 (c) 0 .25 (d) 3 .10 20 .6
6 .21 (b) 29,710 0 .28 (c) 0 .31 (d) 1 .84 32 .4
17 .39 16,141 0 .05 (e) – 3 .39 23 .8
3 .48 16,961 0 .05 (e) – 2 .49 15 .8
( 14 .35 ) 18,704 0 .05 (e) – 2 .72 18 .1
15 .21 22,888 0 .05 (e) – 3 .85 20 .6
6 .54 19,501 0 .05 (e) – 2 .46 32 .4
17 .39 36,979 0 .02 (e) – 3 .23 23 .8
3 .51 31,245 0 .02 (e) – 2 .66 15 .8
( 14 .30 ) 46,216 0 .02 (e) – 2 .78 18 .1
15 .21 58,859 0 .02 (e) – 3 .98 20 .6
6 .55 56,576 0 .02 (e) – 2 .34 32 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2024 $ 10 .46 $ 0 .34 $ 1 .62 $ 1 .96 ( $ 0 .33 ) ( $ 0 .05 ) ( $ 0 .38 ) $ 12 .04
2023 10 .80 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .50 ) ( 0 .71 ) 10 .46
2022 13 .47 0 .28 ( 2 .19 ) ( 1 .91 ) ( 0 .30 ) ( 0 .46 ) ( 0 .76 ) 10 .80
2021 11 .92 0 .37 1 .76 2 .13 ( 0 .47 ) ( 0 .11 ) ( 0 .58 ) 13 .47
2020 11 .54 0 .20 0 .53 0 .73 ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 11 .92
Institutional shares
2024 10 .53 0 .36 1 .62 1 .98 ( 0 .34 ) ( 0 .05 ) ( 0 .39 ) 12 .12
2023 10 .86 0 .26 0 .13 0 .39 ( 0 .22 ) ( 0 .50 ) ( 0 .72 ) 10 .53
2022 13 .54 0 .33 ( 2 .24 ) ( 1 .91 ) ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 10 .86
2021 11 .97 0 .45 1 .71 2 .16 ( 0 .48 ) ( 0 .11 ) ( 0 .59 ) 13 .54
2020 11 .59 0 .33 0 .41 0 .74 ( 0 .27 ) ( 0 .09 ) ( 0 .36 ) 11 .97
R-6 shares
2024 10 .53 0 .37 1 .61 1 .98 ( 0 .34 ) ( 0 .05 ) ( 0 .39 ) 12 .12
2023 10 .86 0 .27 0 .13 0 .40 ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 10 .53
2022 13 .54 0 .33 ( 2 .24 ) ( 1 .91 ) ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 10 .86
2021 11 .97 0 .49 1 .68 2 .17 ( 0 .49 ) ( 0 .11 ) ( 0 .60 ) 13 .54
2020 11 .59 0 .26 0 .49 0 .75 ( 0 .28 ) ( 0 .09 ) ( 0 .37 ) 11 .97

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19 .03% (b) $ 341,998 0 .15% (c) 0 .17% (d) 2 .90% 25 .4%
3 .57 (b) 265,194 0 .16 (c) 0 .18 (d) 2 .05 18 .1
( 15 .02 ) (b) 205,008 0 .18 (c) 0 .20 (d) 2 .38 20 .4
18 .31 (b) 184,994 0 .19 (c) 0 .21 (d) 2 .87 16 .2
6 .38 (b) 87,239 0 .20 (c) 0 .23 (d) 1 .71 26 .7
19 .09 36,532 0 .05 (e) – 3 .11 25 .4
3 .77 38,504 0 .05 (e) – 2 .39 18 .1
( 14 .95 ) 42,581 0 .05 (e) – 2 .78 20 .4
18 .50 58,554 0 .05 (e) – 3 .44 16 .2
6 .50 49,188 0 .05 (e) – 2 .83 26 .7
19 .13 161,618 0 .02 (e) – 3 .17 25 .4
3 .81 146,660 0 .02 (e) – 2 .44 18 .1
( 14 .91 ) 187,400 0 .02 (e) – 2 .77 20 .4
18 .54 233,947 0 .02 (e) – 3 .78 16 .2
6 .53 212,655 0 .02 (e) – 2 .28 26 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2024 $ 11 .15 $ 0 .33 $ 1 .93 $ 2 .26 ( $ 0 .33 ) ( $ 0 .08 ) ( $ 0 .41 ) $ 13 .00
2023 11 .43 0 .21 0 .23 0 .44 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 11 .15
2022 14 .27 0 .29 ( 2 .42 ) ( 2 .13 ) ( 0 .32 ) ( 0 .39 ) ( 0 .71 ) 11 .43
2021 12 .20 0 .37 2 .25 2 .62 ( 0 .46 ) ( 0 .09 ) ( 0 .55 ) 14 .27
2020 11 .84 0 .20 0 .55 0 .75 ( 0 .26 ) ( 0 .13 ) ( 0 .39 ) 12 .20
Institutional shares
2024 11 .21 0 .39 1 .89 2 .28 ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 13 .07
2023 11 .48 0 .25 0 .21 0 .46 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 11 .21
2022 14 .33 0 .34 ( 2 .47 ) ( 2 .13 ) ( 0 .33 ) ( 0 .39 ) ( 0 .72 ) 11 .48
2021 12 .24 0 .45 2 .20 2 .65 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 14 .33
2020 11 .88 0 .28 0 .48 0 .76 ( 0 .27 ) ( 0 .13 ) ( 0 .40 ) 12 .24
R-6 shares
2024 11 .21 0 .36 1 .93 2 .29 ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 13 .08
2023 11 .49 0 .25 0 .21 0 .46 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 11 .21
2022 14 .34 0 .35 ( 2 .48 ) ( 2 .13 ) ( 0 .33 ) ( 0 .39 ) ( 0 .72 ) 11 .49
2021 12 .25 0 .47 2 .19 2 .66 ( 0 .48 ) ( 0 .09 ) ( 0 .57 ) 14 .34
2020 11 .89 0 .25 0 .51 0 .76 ( 0 .27 ) ( 0 .13 ) ( 0 .40 ) 12 .25

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
20 .64% (b) $ 627,376 0 .14% (c) 0 .16% (d) 2 .61% 22 .6%
4 .03 (b) 421,507 0 .15 (c) 0 .17 (d) 1 .81 12 .3
( 15 .71 ) (b) 272,529 0 .18 (c) 0 .20 (d) 2 .30 13 .6
21 .94 (b) 207,361 0 .19 (c) 0 .21 (d) 2 .69 14 .2
6 .36 (b) 95,483 0 .20 (c) 0 .23 (d) 1 .70 18 .6
20 .70 59,042 0 .05 (e) – 3 .09 22 .6
4 .20 61,975 0 .05 (e) – 2 .13 12 .3
( 15 .63 ) 64,787 0 .05 (e) – 2 .70 13 .6
22 .14 75,042 0 .05 (e) – 3 .27 14 .2
6 .46 58,524 0 .05 (e) – 2 .38 18 .6
20 .83 200,740 0 .02 (e) – 2 .86 22 .6
4 .15 158,302 0 .02 (e) – 2 .19 12 .3
( 15 .60 ) 178,008 0 .02 (e) – 2 .73 13 .6
22 .16 206,615 0 .02 (e) – 3 .42 14 .2
6 .49 161,907 0 .02 (e) – 2 .11 18 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2024 $ 11 .23 $ 0 .29 $ 2 .29 $ 2 .58 ( $ 0 .32 ) ( $ 0 .09 ) ( $ 0 .41 ) $ 13 .40
2023 11 .63 0 .16 0 .31 0 .47 ( 0 .17 ) ( 0 .70 ) ( 0 .87 ) 11 .23
2022 14 .78 0 .28 ( 2 .67 ) ( 2 .39 ) ( 0 .32 ) ( 0 .44 ) ( 0 .76 ) 11 .63
2021 12 .32 0 .37 2 .67 3 .04 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 14 .78
2020 11 .99 0 .19 0 .57 0 .76 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 12 .32
Institutional shares
2024 11 .31 0 .38 2 .24 2 .62 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 13 .51
2023 11 .71 0 .19 0 .30 0 .49 ( 0 .19 ) ( 0 .70 ) ( 0 .89 ) 11 .31
2022 14 .86 0 .33 ( 2 .70 ) ( 2 .37 ) ( 0 .34 ) ( 0 .44 ) ( 0 .78 ) 11 .71
2021 12 .38 0 .41 2 .66 3 .07 ( 0 .46 ) ( 0 .13 ) ( 0 .59 ) 14 .86
2020 12 .04 0 .35 0 .44 0 .79 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .38
R-6 shares
2024 11 .31 0 .35 2 .27 2 .62 ( 0 .34 ) ( 0 .09 ) ( 0 .43 ) 13 .50
2023 11 .71 0 .20 0 .29 0 .49 ( 0 .19 ) ( 0 .70 ) ( 0 .89 ) 11 .31
2022 14 .86 0 .33 ( 2 .70 ) ( 2 .37 ) ( 0 .34 ) ( 0 .44 ) ( 0 .78 ) 11 .71
2021 12 .37 0 .45 2 .63 3 .08 ( 0 .46 ) ( 0 .13 ) ( 0 .59 ) 14 .86
2020 12 .03 0 .26 0 .53 0 .79 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .37

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
23 .35% (b) $ 599,229 0 .15% (c) 0 .16% (d) 2 .29% 28 .9%
4 .25 (b) 317,418 0 .16 (c) 0 .18 (d) 1 .41 11 .5
( 17 .04 ) (b) 203,444 0 .19 (c) 0 .21 (d) 2 .17 16 .7
25 .23 (b) 177,896 0 .20 (c) 0 .22 (d) 2 .61 14 .9
6 .42 (b) 78,987 0 .22 (c) 0 .25 (d) 1 .60 26 .7
23 .54 77,524 0 .05 (e) – 2 .97 28 .9
4 .35 83,006 0 .05 (e) – 1 .65 11 .5
( 16 .87 ) 77,067 0 .05 (e) – 2 .56 16 .7
25 .38 92,984 0 .05 (e) – 2 .93 14 .9
6 .64 60,462 0 .05 (e) – 2 .92 26 .7
23 .49 305,260 0 .02 (e) – 2 .74 28 .9
4 .39 245,018 0 .02 (e) – 1 .70 11 .5
( 16 .84 ) 237,340 0 .02 (e) – 2 .54 16 .7
25 .52 261,855 0 .02 (e) – 3 .23 14 .9
6 .67 194,059 0 .02 (e) – 2 .15 26 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2024 $ 11 .82 $ 0 .28 $ 2 .65 $ 2 .93 ( $ 0 .31 ) ( $ 0 .11 ) ( $ 0 .42 ) $ 14 .33
2023 12 .20 0 .17 0 .41 0 .58 ( 0 .17 ) ( 0 .79 ) ( 0 .96 ) 11 .82
2022 15 .50 0 .31 ( 2 .88 ) ( 2 .57 ) ( 0 .34 ) ( 0 .39 ) ( 0 .73 ) 12 .20
2021 12 .56 0 .33 3 .14 3 .47 ( 0 .42 ) ( 0 .11 ) ( 0 .53 ) 15 .50
2020 12 .28 0 .18 0 .55 0 .73 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 12 .56
Institutional shares
2024 11 .90 0 .36 2 .61 2 .97 ( 0 .32 ) ( 0 .11 ) ( 0 .43 ) 14 .44
2023 12 .28 0 .19 0 .41 0 .60 ( 0 .19 ) ( 0 .79 ) ( 0 .98 ) 11 .90
2022 15 .59 0 .34 ( 2 .90 ) ( 2 .56 ) ( 0 .36 ) ( 0 .39 ) ( 0 .75 ) 12 .28
2021 12 .62 0 .40 3 .12 3 .52 ( 0 .44 ) ( 0 .11 ) ( 0 .55 ) 15 .59
2020 12 .33 0 .28 0 .47 0 .75 ( 0 .27 ) ( 0 .19 ) ( 0 .46 ) 12 .62
R-6 shares
2024 11 .92 0 .33 2 .65 2 .98 ( 0 .33 ) ( 0 .11 ) ( 0 .44 ) 14 .46
2023 12 .30 0 .20 0 .40 0 .60 ( 0 .19 ) ( 0 .79 ) ( 0 .98 ) 11 .92
2022 15 .61 0 .35 ( 2 .91 ) ( 2 .56 ) ( 0 .36 ) ( 0 .39 ) ( 0 .75 ) 12 .30
2021 12 .64 0 .42 3 .10 3 .52 ( 0 .44 ) ( 0 .11 ) ( 0 .55 ) 15 .61
2020 12 .35 0 .25 0 .51 0 .76 ( 0 .28 ) ( 0 .19 ) ( 0 .47 ) 12 .64

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
25 .26% (b) $ 382,526 0 .17% (c) 0 .18% (d) 2 .08% 21 .5%
4 .99 (b) 226,807 0 .17 (c) 0 .19 (d) 1 .37 13 .1
( 17 .38 ) (b) 158,186 0 .20 (c) 0 .22 (d) 2 .27 12 .6
28 .22 (b) 143,236 0 .21 (c) 0 .24 (d) 2 .22 10 .6
5 .94 (b) 60,829 0 .24 (c) 0 .27 (d) 1 .51 14 .3
25 .44 79,917 0 .05 (e) – 2 .61 21 .5
5 .09 77,698 0 .05 (e) – 1 .55 13 .1
( 17 .25 ) 71,210 0 .05 (e) – 2 .50 12 .6
28 .46 79,002 0 .05 (e) – 2 .75 10 .6
6 .15 54,018 0 .05 (e) – 2 .31 14 .3
25 .43 251,756 0 .02 (e) – 2 .40 21 .5
5 .12 183,007 0 .02 (e) – 1 .62 13 .1
( 17 .21 ) 167,461 0 .02 (e) – 2 .55 12 .6
28 .45 180,539 0 .02 (e) – 2 .84 10 .6
6 .17 124,836 0 .02 (e) – 2 .05 14 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2024 $ 12 .05 $ 0 .25 $ 3 .04 $ 3 .29 ( $ 0 .28 ) ( $ 0 .13 ) ( $ 0 .41 ) $ 14 .93
2023 12 .41 0 .15 0 .51 0 .66 ( 0 .16 ) ( 0 .86 ) ( 1 .02 ) 12 .05
2022 15 .84 0 .30 ( 2 .98 ) ( 2 .68 ) ( 0 .35 ) ( 0 .40 ) ( 0 .75 ) 12 .41
2021 12 .58 0 .30 3 .48 3 .78 ( 0 .38 ) ( 0 .14 ) ( 0 .52 ) 15 .84
2020 12 .34 0 .19 0 .51 0 .70 ( 0 .25 ) ( 0 .21 ) ( 0 .46 ) 12 .58
Institutional shares
2024 12 .14 0 .31 3 .03 3 .34 ( 0 .29 ) ( 0 .13 ) ( 0 .42 ) 15 .06
2023 12 .50 0 .18 0 .50 0 .68 ( 0 .18 ) ( 0 .86 ) ( 1 .04 ) 12 .14
2022 15 .93 0 .36 ( 3 .02 ) ( 2 .66 ) ( 0 .37 ) ( 0 .40 ) ( 0 .77 ) 12 .50
2021 12 .64 0 .36 3 .47 3 .83 ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 15 .93
2020 12 .40 0 .34 0 .38 0 .72 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 12 .64
R-6 shares
2024 12 .16 0 .30 3 .05 3 .35 ( 0 .30 ) ( 0 .13 ) ( 0 .43 ) 15 .08
2023 12 .52 0 .19 0 .49 0 .68 ( 0 .18 ) ( 0 .86 ) ( 1 .04 ) 12 .16
2022 15 .96 0 .35 ( 3 .02 ) ( 2 .67 ) ( 0 .37 ) ( 0 .40 ) ( 0 .77 ) 12 .52
2021 12 .66 0 .38 3 .46 3 .84 ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 15 .96
2020 12 .41 0 .25 0 .48 0 .73 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 12 .66

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
27 .74% (b) $ 420,423 0 .16% (c) 0 .18% (d) 1 .79% 18 .7%
5 .74 (b) 234,630 0 .18 (c) 0 .20 (d) 1 .21 10 .8
( 17 .72 ) (b) 138,511 0 .21 (c) 0 .23 (d) 2 .18 13 .5
30 .64 (b) 115,496 0 .22 (c) 0 .24 (d) 1 .98 12 .9
5 .74 (b) 49,746 0 .26 (c) 0 .29 (d) 1 .60 22 .5
27 .97 75,455 0 .05 (e) – 2 .21 18 .7
5 .83 67,043 0 .05 (e) – 1 .47 10 .8
( 17 .53 ) 58,528 0 .05 (e) – 2 .58 13 .5
30 .90 68,006 0 .05 (e) – 2 .42 12 .9
5 .86 44,657 0 .05 (e) – 2 .75 22 .5
27 .95 284,795 0 .02 (e) – 2 .14 18 .7
5 .86 210,538 0 .02 (e) – 1 .52 10 .8
( 17 .54 ) 187,431 0 .02 (e) – 2 .50 13 .5
30 .97 194,948 0 .02 (e) – 2 .56 12 .9
5 .97 137,469 0 .02 (e) – 2 .08 22 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2024 $ 12 .42 $ 0 .24 $ 3 .38 $ 3 .62 ( $ 0 .26 ) ( $ 0 .15 ) ( $ 0 .41 ) $ 15 .63
2023 12 .82 0 .15 0 .59 0 .74 ( 0 .16 ) ( 0 .98 ) ( 1 .14 ) 12 .42
2022 16 .35 0 .30 ( 3 .09 ) ( 2 .79 ) ( 0 .37 ) ( 0 .37 ) ( 0 .74 ) 12 .82
2021 12 .71 0 .28 3 .83 4 .11 ( 0 .35 ) ( 0 .12 ) ( 0 .47 ) 16 .35
2020 12 .46 0 .18 0 .52 0 .70 ( 0 .25 ) ( 0 .20 ) ( 0 .45 ) 12 .71
Institutional shares
2024 12 .51 0 .30 3 .36 3 .66 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 15 .74
2023 12 .90 0 .18 0 .59 0 .77 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 12 .51
2022 16 .44 0 .36 ( 3 .14 ) ( 2 .78 ) ( 0 .39 ) ( 0 .37 ) ( 0 .76 ) 12 .90
2021 12 .77 0 .34 3 .82 4 .16 ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 16 .44
2020 12 .51 0 .28 0 .45 0 .73 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 12 .77
R-6 shares
2024 12 .53 0 .28 3 .39 3 .67 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 15 .77
2023 12 .92 0 .18 0 .59 0 .77 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 12 .53
2022 16 .46 0 .36 ( 3 .14 ) ( 2 .78 ) ( 0 .39 ) ( 0 .37 ) ( 0 .76 ) 12 .92
2021 12 .79 0 .35 3 .81 4 .16 ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 16 .46
2020 12 .53 0 .24 0 .49 0 .73 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 12 .79

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29 .59% (b) $ 212,485 0 .18% (c) 0 .19% (d) 1 .65% 20 .2%
6 .18 (b) 125,834 0 .21 (c) 0 .23 (d) 1 .15 10 .8
( 17 .90 ) (b) 86,099 0 .24 (c) 0 .26 (d) 2 .10 15 .9
32 .92 (b) 70,004 0 .26 (c) 0 .28 (d) 1 .81 13 .5
5 .58 (b) 30,151 0 .30 (c) 0 .35 (d) 1 .46 14 .5
29 .69 62,223 0 .05 (e) – 2 .06 20 .2
6 .39 56,859 0 .05 (e) – 1 .38 10 .8
( 17 .75 ) 49,445 0 .05 (e) – 2 .52 15 .9
33 .20 55,809 0 .05 (e) – 2 .22 13 .5
5 .80 36,546 0 .05 (e) – 2 .30 14 .5
29 .76 208,027 0 .02 (e) – 1 .90 20 .2
6 .42 147,185 0 .02 (e) – 1 .39 10 .8
( 17 .71 ) 119,980 0 .02 (e) – 2 .49 15 .9
33 .18 122,476 0 .02 (e) – 2 .30 13 .5
5 .81 82,272 0 .02 (e) – 1 .95 14 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2024 $ 12 .64 $ 0 .22 $ 3 .64 $ 3 .86 ( $ 0 .24 ) ( $ 0 .16 ) ( $ 0 .40 ) $ 16 .10
2023 12 .98 0 .14 0 .64 0 .78 ( 0 .15 ) ( 0 .97 ) ( 1 .12 ) 12 .64
2022 16 .55 0 .29 ( 3 .14 ) ( 2 .85 ) ( 0 .36 ) ( 0 .36 ) ( 0 .72 ) 12 .98
2021 12 .73 0 .26 4 .02 4 .28 ( 0 .32 ) ( 0 .14 ) ( 0 .46 ) 16 .55
2020 12 .56 0 .17 0 .51 0 .68 ( 0 .25 ) ( 0 .26 ) ( 0 .51 ) 12 .73
Institutional shares
2024 12 .71 0 .27 3 .64 3 .91 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 16 .20
2023 13 .05 0 .17 0 .64 0 .81 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 12 .71
2022 16 .63 0 .36 ( 3 .19 ) ( 2 .83 ) ( 0 .39 ) ( 0 .36 ) ( 0 .75 ) 13 .05
2021 12 .77 0 .32 4 .02 4 .34 ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 16 .63
2020 12 .59 0 .36 0 .34 0 .70 ( 0 .26 ) ( 0 .26 ) ( 0 .52 ) 12 .77
R-6 shares
2024 12 .72 0 .26 3 .64 3 .90 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 16 .20
2023 13 .05 0 .17 0 .65 0 .82 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 12 .72
2022 16 .63 0 .35 ( 3 .17 ) ( 2 .82 ) ( 0 .40 ) ( 0 .36 ) ( 0 .76 ) 13 .05
2021 12 .78 0 .32 4 .01 4 .33 ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 16 .63
2020 12 .59 0 .23 0 .49 0 .72 ( 0 .27 ) ( 0 .26 ) ( 0 .53 ) 12 .78

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
31 .00% (b) $ 173,862 0 .20% (c) 0 .22% (d) 1 .44% 18 .1%
6 .52 (b) 103,198 0 .23 (c) 0 .25 (d) 1 .05 8 .5
( 18 .01 ) (b) 70,033 0 .26 (c) 0 .28 (d) 2 .05 16 .3
34 .17 (b) 57,162 0 .28 (c) 0 .30 (d) 1 .65 12 .1
5 .36 (b) 25,905 0 .30 (c) 0 .40 (d) 1 .39 26 .5
31 .24 56,693 0 .05 (e) – 1 .78 18 .1
6 .68 46,298 0 .05 (e) – 1 .32 8 .5
( 17 .85 ) 39,987 0 .05 (e) – 2 .47 16 .3
34 .60 43,480 0 .05 (e) – 2 .04 12 .1
5 .58 28,345 0 .05 (e) – 2 .87 26 .5
31 .17 200,935 0 .02 (e) – 1 .72 18 .1
6 .80 139,155 0 .02 (e) – 1 .30 8 .5
( 17 .83 ) 108,293 0 .02 (e) – 2 .45 16 .3
34 .53 105,040 0 .02 (e) – 2 .08 12 .1
5 .68 64,444 0 .02 (e) – 1 .91 26 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2024 $ 13 .00 $ 0 .20 $ 3 .76 $ 3 .96 ( $ 0 .24 ) ( $ 0 .15 ) ( $ 0 .39 ) $ 16 .57
2023 13 .31 0 .12 0 .68 0 .80 ( 0 .16 ) ( 0 .95 ) ( 1 .11 ) 13 .00
2022 16 .92 0 .29 ( 3 .22 ) ( 2 .93 ) ( 0 .37 ) ( 0 .31 ) ( 0 .68 ) 13 .31
2021 12 .86 0 .21 4 .28 4 .49 ( 0 .30 ) ( 0 .13 ) ( 0 .43 ) 16 .92
2020 12 .67 0 .17 0 .45 0 .62 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 12 .86
Institutional shares
2024 13 .10 0 .28 3 .75 4 .03 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 16 .71
2023 13 .40 0 .17 0 .66 0 .83 ( 0 .18 ) ( 0 .95 ) ( 1 .13 ) 13 .10
2022 17 .01 0 .36 ( 3 .26 ) ( 2 .90 ) ( 0 .40 ) ( 0 .31 ) ( 0 .71 ) 13 .40
2021 12 .92 0 .28 4 .27 4 .55 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 17 .01
2020 12 .71 0 .29 0 .37 0 .66 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .92
R-6 shares
2024 13 .13 0 .26 3 .78 4 .04 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 16 .75
2023 13 .43 0 .17 0 .67 0 .84 ( 0 .19 ) ( 0 .95 ) ( 1 .14 ) 13 .13
2022 17 .04 0 .35 ( 3 .25 ) ( 2 .90 ) ( 0 .40 ) ( 0 .31 ) ( 0 .71 ) 13 .43
2021 12 .94 0 .30 4 .26 4 .56 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 17 .04
2020 12 .72 0 .22 0 .45 0 .67 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .94

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30 .91% (b) $ 106,439 0 .26% (c) 0 .27% (d) 1 .30% 16 .8%
6 .44 (b) 55,536 0 .30 (c) 0 .35 (d) 0 .91 7 .3
( 18 .06 ) (b) 32,146 0 .30 (c) 0 .39 (d) 1 .96 13 .4
35 .47 (b) 24,427 0 .30 (c) 0 .44 (d) 1 .30 9 .1
4 .91 (b) 9,235 0 .30 (c) 0 .73 (d) 1 .34 14 .2
31 .21 37,805 0 .05 (e) – 1 .81 16 .8
6 .70 30,824 0 .05 (e) – 1 .27 7 .3
( 17 .82 ) 24,173 0 .05 (e) – 2 .45 13 .4
35 .76 25,049 0 .05 (e) – 1 .74 9 .1
5 .19 13,916 0 .05 (e) – 2 .30 14 .2
31 .25 125,778 0 .02 (e) – 1 .66 16 .8
6 .72 80,370 0 .02 (e) – 1 .24 7 .3
( 17 .77 ) 55,493 0 .02 (e) – 2 .39 13 .4
35 .79 50,453 0 .02 (e) – 1 .92 9 .1
5 .26 28,721 0 .02 (e) – 1 .78 14 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2024 $ 13 .39 $ 0 .19 $ 3 .89 $ 4 .08 ( $ 0 .25 ) ( $ 0 .14 ) ( $ 0 .39 ) $ 17 .08
2023 13 .56 0 .12 0 .70 0 .82 ( 0 .16 ) ( 0 .83 ) ( 0 .99 ) 13 .39
2022 17 .18 0 .27 ( 3 .26 ) ( 2 .99 ) ( 0 .38 ) ( 0 .25 ) ( 0 .63 ) 13 .56
2021 12 .97 0 .19 4 .44 4 .63 ( 0 .30 ) ( 0 .12 ) ( 0 .42 ) 17 .18
2020 12 .81 0 .14 0 .49 0 .63 ( 0 .26 ) ( 0 .21 ) ( 0 .47 ) 12 .97
Institutional shares
2024 13 .55 0 .29 3 .88 4 .17 ( 0 .28 ) ( 0 .14 ) ( 0 .42 ) 17 .30
2023 13 .71 0 .17 0 .69 0 .86 ( 0 .19 ) ( 0 .83 ) ( 1 .02 ) 13 .55
2022 17 .33 0 .35 ( 3 .31 ) ( 2 .96 ) ( 0 .41 ) ( 0 .25 ) ( 0 .66 ) 13 .71
2021 13 .07 0 .24 4 .45 4 .69 ( 0 .31 ) ( 0 .12 ) ( 0 .43 ) 17 .33
2020 12 .87 0 .30 0 .38 0 .68 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 13 .07
R-6 shares
2024 13 .59 0 .27 3 .92 4 .19 ( 0 .28 ) ( 0 .14 ) ( 0 .42 ) 17 .36
2023 13 .74 0 .17 0 .70 0 .87 ( 0 .19 ) ( 0 .83 ) ( 1 .02 ) 13 .59
2022 17 .37 0 .35 ( 3 .32 ) ( 2 .97 ) ( 0 .41 ) ( 0 .25 ) ( 0 .66 ) 13 .74
2021 13 .09 0 .28 4 .43 4 .71 ( 0 .31 ) ( 0 .12 ) ( 0 .43 ) 17 .37
2020 12 .89 0 .22 0 .46 0 .68 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 13 .09

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30 .91% (b) $ 58,029 0 .30% (c) 0 .37% (d) 1 .21% 17 .4%
6 .47 (b) 27,750 0 .30 (c) 0 .52 (d) 0 .89 7 .6
( 18 .08 ) (b) 15,523 0 .30 (c) 0 .58 (d) 1 .79 13 .8
36 .20 (b) 9,593 0 .30 (c) 0 .82 (d) 1 .16 12 .9
4 .97 (b) 3,203 0 .30 (c) 1 .72 (d) 1 .15 31 .4
31 .22 18,781 0 .05 (e) – 1 .80 17 .4
6 .68 14,276 0 .05 (e) – 1 .23 7 .6
( 17 .80 ) 10,035 0 .05 (e) – 2 .35 13 .8
36 .46 9,423 0 .05 (e) – 1 .48 12 .9
5 .30 4,268 0 .05 (e) – 2 .39 31 .4
31 .29 66,316 0 .02 (e) – 1 .64 17 .4
6 .74 39,797 0 .02 (e) – 1 .20 7 .6
( 17 .81 ) 24,880 0 .02 (e) – 2 .30 13 .8
36 .56 19,773 0 .02 (e) – 1 .70 12 .9
5 .29 9,905 0 .02 (e) – 1 .71 31 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2024 $ 12 .12 $ 0 .17 $ 3 .52 $ 3 .69 ( $ 0 .23 ) ( $ 0 .11 ) $ – ( $ 0 .34 ) $ 15 .47
2023 12 .20 0 .12 0 .62 0 .74 ( 0 .16 ) ( 0 .66 ) – ( 0 .82 ) 12 .12
2022 15 .22 0 .30 ( 2 .98 ) ( 2 .68 ) ( 0 .34 ) – – ( 0 .34 ) 12 .20
2021 11 .36 0 .17 3 .95 4 .12 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .22
2020 10 .98 0 .15 0 .42 0 .57 ( 0 .19 ) – – ( 0 .19 ) 11 .36
Institutional shares
2024 12 .31 0 .23 3 .56 3 .79 ( 0 .25 ) ( 0 .11 ) – ( 0 .36 ) 15 .74
2023 12 .36 0 .14 0 .64 0 .78 ( 0 .17 ) ( 0 .66 ) – ( 0 .83 ) 12 .31
2022 15 .38 0 .29 ( 2 .96 ) ( 2 .67 ) ( 0 .35 ) – – ( 0 .35 ) 12 .36
2021 11 .45 0 .19 4 .00 4 .19 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .38
2020 11 .03 0 .18 0 .43 0 .61 ( 0 .19 ) – – ( 0 .19 ) 11 .45
R-6 shares
2024 12 .33 0 .23 3 .56 3 .79 ( 0 .25 ) ( 0 .11 ) – ( 0 .36 ) 15 .76
2023 12 .37 0 .13 0 .66 0 .79 ( 0 .17 ) ( 0 .66 ) – ( 0 .83 ) 12 .33
2022 15 .39 0 .28 ( 2 .95 ) ( 2 .67 ) ( 0 .35 ) – – ( 0 .35 ) 12 .37
2021 11 .45 0 .27 3 .93 4 .20 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .39
2020 11 .03 0 .17 0 .44 0 .61 ( 0 .19 ) – – ( 0 .19 ) 11 .45

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30 .91% (b) $ 20,034 0 .30% (c) 0 .62% (d) 1 .17% 18 .7%
6 .37 (b) 8,800 0 .30 (c) 0 .87 (d) 0 .96 16 .3
( 18 .04 ) (b) 5,632 0 .30 (c) 0 .89 (d) 2 .26 28 .4
36 .67 (b) 5,381 0 .30 (c) 1 .24 (d) 1 .19 31 .3
5 .18 (b) 1,550 0 .30 (c) 3 .26 (d) 1 .34 65 .7
31 .25 3,547 0 .05 (e) – 1 .52 18 .7
6 .67 1,946 0 .05 (e) – 1 .11 16 .3
( 17 .81 ) 1,463 0 .05 (e) – 2 .12 28 .4
37 .00 1,312 0 .05 (e) – 1 .29 31 .3
5 .52 360 0 .05 (e) – 1 .59 65 .7
31 .20 23,393 0 .02 (e) – 1 .56 18 .7
6 .75 12,636 0 .02 (e) – 1 .04 16 .3
( 17 .80 ) 5,956 0 .02 (e) – 2 .07 28 .4
37 .09 3,340 0 .02 (e) – 1 .91 31 .3
5 .52 1,013 0 .02 (e) – 1 .56 65 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2070 FUND
Class J shares
2024 $ 10.15 $ 0.12 $ 3.04 $ 3.16 ( $ 0.20) ( $ 0.01) ( $ 0.21) $ 13.10
2023(e) 10.00 (0.01) 0.16 0.15 – – – 10.15
Institutional shares
2024 10.06 0.10 3.04 3.14 (0.20) (0.01) (0.21) 12.99
2023(e) 10.00 0.01 0.05 0.06 – – – 10.06
R-6 shares
2024 10.07 0.09 3.05 3.14 (0.20) (0.01) (0.21) 13.00
2023(e) 10.00 0.01 0.06 0.07 – – – 10.07

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
31.44% (b) $ 1,164 0.30% (c) 3.97% (d) 0.98% 48.0%
1.50 (b),(f) 355 0.30 (c),(g) 40.52 (d),(g) (0.14) (g) 130.0 (g)
31.53 263 0.05 (h) – 0.76 48.0
0.60 (f) 36 0.05 (g),(h) – 0.10 (g) 130.0 (g)
31.50 2,667 0.02 (h) – 0.74 48.0
0.70 (f) 282 0.02 (g),(h) – 0.16 (g) 130.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2024 $ 9 .33 $ 0 .29 $ 1 .27 $ 1 .56 ( $ 0 .31 ) ( $ 0 .04 ) ( $ 0 .35 ) $ 10 .54
2023 9 .49 0 .20 0 .10 0 .30 ( 0 .19 ) ( 0 .27 ) ( 0 .46 ) 9 .33
2022 11 .69 0 .23 ( 1 .83 ) ( 1 .60 ) ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 9 .49
2021 11 .18 0 .39 0 .66 1 .05 ( 0 .50 ) ( 0 .04 ) ( 0 .54 ) 11 .69
2020 10 .84 0 .19 0 .45 0 .64 ( 0 .26 ) ( 0 .04 ) ( 0 .30 ) 11 .18
Institutional shares
2024 9 .38 0 .35 1 .22 1 .57 ( 0 .31 ) ( 0 .04 ) ( 0 .35 ) 10 .60
2023 9 .54 0 .25 0 .07 0 .32 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 9 .38
2022 11 .74 0 .29 ( 1 .86 ) ( 1 .57 ) ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 9 .54
2021 11 .23 0 .43 0 .63 1 .06 ( 0 .51 ) ( 0 .04 ) ( 0 .55 ) 11 .74
2020 10 .88 0 .27 0 .40 0 .67 ( 0 .28 ) ( 0 .04 ) ( 0 .32 ) 11 .23
R-6 shares
2024 9 .40 0 .33 1 .25 1 .58 ( 0 .32 ) ( 0 .04 ) ( 0 .36 ) 10 .62
2023 9 .56 0 .26 0 .06 0 .32 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 9 .40
2022 11 .76 0 .27 ( 1 .84 ) ( 1 .57 ) ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 9 .56
2021 11 .24 0 .52 0 .56 1 .08 ( 0 .52 ) ( 0 .04 ) ( 0 .56 ) 11 .76
2020 10 .89 0 .26 0 .41 0 .67 ( 0 .28 ) ( 0 .04 ) ( 0 .32 ) 11 .24

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .97% (b) $ 111,227 0 .19% (c) 0 .21% (d) 2 .84% 24 .1%
3 .27 (b) 69,130 0 .17 (c) 0 .19 (d) 2 .10 20 .7
( 14 .39 ) (b) 42,296 0 .26 (c) 0 .28 (d) 2 .23 31 .5
9 .56 (b) 33,456 0 .28 (c) 0 .30 (d) 3 .38 20 .6
6 .01 (b) 18,439 0 .30 (c) 0 .43 (d) 1 .72 34 .6
17 .08 8,420 0 .05 (e) – 3 .44 24 .1
3 .42 10,053 0 .05 (e) – 2 .54 20 .7
( 14 .17 ) 11,474 0 .05 (e) – 2 .76 31 .5
9 .69 17,255 0 .05 (e) – 3 .74 20 .6
6 .27 12,454 0 .05 (e) – 2 .45 34 .6
17 .07 40,075 0 .02 (e) – 3 .18 24 .1
3 .45 25,367 0 .02 (e) – 2 .65 20 .7
( 14 .13 ) 33,623 0 .02 (e) – 2 .61 31 .5
9 .78 34,760 0 .02 (e) – 4 .48 20 .6
6 .27 33,148 0 .02 (e) – 2 .42 34 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2024 $ 10 .31 $ 0 .32 $ 1 .35 $ 1 .67 ( $ 0 .25 ) $ – ( $ 0 .25 ) $ 11 .73
2023 10 .46 0 .26 0 .08 0 .34 ( 0 .24 ) ( 0 .25 ) ( 0 .49 ) 10 .31
2022 13 .24 0 .31 ( 2 .18 ) ( 1 .87 ) ( 0 .31 ) ( 0 .60 ) ( 0 .91 ) 10 .46
2021 12 .51 0 .22 0 .95 1 .17 ( 0 .22 ) ( 0 .22 ) ( 0 .44 ) 13 .24
2020 12 .43 0 .25 0 .43 0 .68 ( 0 .27 ) ( 0 .33 ) ( 0 .60 ) 12 .51
Class J shares
2024 10 .14 0 .33 1 .33 1 .66 ( 0 .27 ) – ( 0 .27 ) 11 .53
2023 10 .29 0 .26 0 .10 0 .36 ( 0 .26 ) ( 0 .25 ) ( 0 .51 ) 10 .14
2022 13 .04 0 .32 ( 2 .15 ) ( 1 .83 ) ( 0 .32 ) ( 0 .60 ) ( 0 .92 ) 10 .29
2021 12 .33 0 .23 0 .94 1 .17 ( 0 .24 ) ( 0 .22 ) ( 0 .46 ) 13 .04
2020 12 .26 0 .26 0 .43 0 .69 ( 0 .29 ) ( 0 .33 ) ( 0 .62 ) 12 .33
Institutional shares
2024 10 .21 0 .35 1 .34 1 .69 ( 0 .28 ) – ( 0 .28 ) 11 .62
2023 10 .37 0 .30 0 .08 0 .38 ( 0 .29 ) ( 0 .25 ) ( 0 .54 ) 10 .21
2022 13 .13 0 .36 ( 2 .17 ) ( 1 .81 ) ( 0 .35 ) ( 0 .60 ) ( 0 .95 ) 10 .37
2021 12 .41 0 .26 0 .94 1 .20 ( 0 .26 ) ( 0 .22 ) ( 0 .48 ) 13 .13
2020 12 .34 0 .28 0 .44 0 .72 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 12 .41
R-1 shares
2024 10 .22 0 .25 1 .35 1 .60 ( 0 .21 ) – ( 0 .21 ) 11 .61
2023 10 .37 0 .20 0 .09 0 .29 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 10 .22
2022 13 .11 0 .25 ( 2 .17 ) ( 1 .92 ) ( 0 .22 ) ( 0 .60 ) ( 0 .82 ) 10 .37
2021 12 .40 0 .16 0 .92 1 .08 ( 0 .15 ) ( 0 .22 ) ( 0 .37 ) 13 .11
2020 12 .32 0 .19 0 .43 0 .62 ( 0 .21 ) ( 0 .33 ) ( 0 .54 ) 12 .40
R-3 shares
2024 10 .10 0 .29 1 .32 1 .61 ( 0 .23 ) – ( 0 .23 ) 11 .48
2023 10 .25 0 .23 0 .09 0 .32 ( 0 .22 ) ( 0 .25 ) ( 0 .47 ) 10 .10
2022 12 .99 0 .29 ( 2 .16 ) ( 1 .87 ) ( 0 .27 ) ( 0 .60 ) ( 0 .87 ) 10 .25
2021 12 .27 0 .19 0 .94 1 .13 ( 0 .19 ) ( 0 .22 ) ( 0 .41 ) 12 .99
2020 12 .20 0 .22 0 .42 0 .64 ( 0 .24 ) ( 0 .33 ) ( 0 .57 ) 12 .27
R-4 shares
2024 10 .13 0 .31 1 .33 1 .64 ( 0 .25 ) – ( 0 .25 ) 11 .52
2023 10 .29 0 .25 0 .08 0 .33 ( 0 .24 ) ( 0 .25 ) ( 0 .49 ) 10 .13
2022 13 .03 0 .32 ( 2 .16 ) ( 1 .84 ) ( 0 .30 ) ( 0 .60 ) ( 0 .90 ) 10 .29
2021 12 .32 0 .21 0 .94 1 .15 ( 0 .22 ) ( 0 .22 ) ( 0 .44 ) 13 .03
2020 12 .24 0 .24 0 .43 0 .67 ( 0 .26 ) ( 0 .33 ) ( 0 .59 ) 12 .32
R-5 shares
2024 10 .20 0 .33 1 .34 1 .67 ( 0 .26 ) – ( 0 .26 ) 11 .61
2023 10 .36 0 .27 0 .08 0 .35 ( 0 .26 ) ( 0 .25 ) ( 0 .51 ) 10 .20
2022 13 .12 0 .33 ( 2 .18 ) ( 1 .85 ) ( 0 .31 ) ( 0 .60 ) ( 0 .91 ) 10 .36
2021 12 .39 0 .24 0 .94 1 .18 ( 0 .23 ) ( 0 .22 ) ( 0 .45 ) 13 .12
2020 12 .32 0 .26 0 .43 0 .69 ( 0 .29 ) ( 0 .33 ) ( 0 .62 ) 12 .39

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .36% (b) $ 37,093 0 .37% (c) – % 2 .80% 26 .7%
3 .28 (b) 35,755 0 .38 (c) – 2 .43 11 .8
( 15 .14 ) (b) 16,425 0 .38 (c) – 2 .72 33 .6
9 .45 (b) 19,902 0 .38 (c) – 1 .66 35 .0
5 .70 (b) 16,214 0 .38 (c) – 2 .01 31 .0
16 .54 (b) 237,493 0 .16 (d) 0 .18 (e) 2 .98 26 .7
3 .53 (b) 213,892 0 .19 (d) 0 .21 (e) 2 .51 11 .8
( 15 .02 ) (b) 58,048 0 .23 (d) 0 .25 (e) 2 .87 33 .6
9 .61 (b) 71,811 0 .22 (d) 0 .24 (e) 1 .84 35 .0
5 .87 (b) 65,404 0 .22 (d) 0 .25 (e) 2 .18 31 .0
16 .76 468,789 0 .00 (c) – 3 .16 26 .7
3 .64 464,413 0 .02 – 2 .82 11 .8
( 14 .82 ) 237,065 0 .02 – 3 .12 33 .6
9 .83 337,718 0 .02 – 2 .04 35 .0
6 .06 313,363 0 .02 – 2 .35 31 .0
15 .78 4,524 0 .89 – 2 .26 26 .7
2 .78 4,275 0 .89 – 1 .89 11 .8
( 15 .58 ) 1,686 0 .89 – 2 .21 33 .6
8 .82 2,173 0 .89 – 1 .22 35 .0
5 .22 2,298 0 .89 – 1 .55 31 .0
16 .12 17,650 0 .58 – 2 .60 26 .7
3 .11 19,003 0 .58 – 2 .20 11 .8
( 15 .36 ) 7,731 0 .58 – 2 .56 33 .6
9 .31 10,552 0 .58 – 1 .51 35 .0
5 .45 11,439 0 .58 – 1 .86 31 .0
16 .36 7,442 0 .39 – 2 .79 26 .7
3 .20 7,279 0 .39 – 2 .42 11 .8
( 15 .12 ) 3,546 0 .39 – 2 .81 33 .6
9 .41 5,143 0 .39 – 1 .67 35 .0
5 .69 5,101 0 .39 – 2 .03 31 .0
16 .54 18,000 0 .27 – 2 .94 26 .7
3 .35 20,170 0 .27 – 2 .58 11 .8
( 15 .07 ) 10,147 0 .27 – 2 .90 33 .6
9 .64 13,279 0 .27 – 1 .84 35 .0
5 .79 16,430 0 .27 – 2 .14 31 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
REAL ESTATE SECURITIES FUND
Class A shares
2024 $ 23 .39 $ 0 .54 $ 6 .63 $ 7 .17 ( $ 0 .54 ) ( $ 0 .08 ) $ – ( $ 0 .62 ) $ 29 .94
2023 25 .62 0 .53 ( 1 .88 ) ( 1 .35 ) ( 0 .54 ) ( 0 .26 ) ( 0 .08 ) ( 0 .88 ) 23 .39
2022 33 .58 0 .32 ( 6 .82 ) ( 6 .50 ) ( 0 .35 ) ( 1 .11 ) – ( 1 .46 ) 25 .62
2021 23 .53 0 .26 10 .41 10 .67 ( 0 .30 ) ( 0 .32 ) – ( 0 .62 ) 33 .58
2020 28 .63 0 .33 ( 4 .75 ) ( 4 .42 ) ( 0 .52 ) ( 0 .16 ) – ( 0 .68 ) 23 .53
Class C shares
2024 22 .91 0 .30 6 .50 6 .80 ( 0 .31 ) ( 0 .08 ) – ( 0 .39 ) 29 .32
2023 25 .11 0 .30 ( 1 .85 ) ( 1 .55 ) ( 0 .33 ) ( 0 .26 ) ( 0 .06 ) ( 0 .65 ) 22 .91
2022 32 .93 0 .08 ( 6 .68 ) ( 6 .60 ) ( 0 .11 ) ( 1 .11 ) – ( 1 .22 ) 25 .11
2021 23 .08 0 .05 10 .20 10 .25 ( 0 .08 ) ( 0 .32 ) – ( 0 .40 ) 32 .93
2020 28 .08 0 .14 ( 4 .67 ) ( 4 .53 ) ( 0 .31 ) ( 0 .16 ) – ( 0 .47 ) 23 .08
Class J shares
2024 22 .55 0 .56 6 .39 6 .95 ( 0 .58 ) ( 0 .08 ) – ( 0 .66 ) 28 .84
2023 24 .75 0 .54 ( 1 .83 ) ( 1 .29 ) ( 0 .56 ) ( 0 .26 ) ( 0 .09 ) ( 0 .91 ) 22 .55
2022 32 .49 0 .35 ( 6 .59 ) ( 6 .24 ) ( 0 .39 ) ( 1 .11 ) – ( 1 .50 ) 24 .75
2021 22 .79 0 .28 10 .08 10 .36 ( 0 .34 ) ( 0 .32 ) – ( 0 .66 ) 32 .49
2020 27 .76 0 .36 ( 4 .62 ) ( 4 .26 ) ( 0 .55 ) ( 0 .16 ) – ( 0 .71 ) 22 .79
Institutional shares
2024 23 .40 0 .63 6 .64 7 .27 ( 0 .63 ) ( 0 .08 ) – ( 0 .71 ) 29 .96
2023 25 .65 0 .63 ( 1 .90 ) ( 1 .27 ) ( 0 .62 ) ( 0 .26 ) ( 0 .10 ) ( 0 .98 ) 23 .40
2022 33 .61 0 .42 ( 6 .82 ) ( 6 .40 ) ( 0 .45 ) ( 1 .11 ) – ( 1 .56 ) 25 .65
2021 23 .55 0 .32 10 .46 10 .78 ( 0 .40 ) ( 0 .32 ) – ( 0 .72 ) 33 .61
2020 28 .66 0 .42 ( 4 .77 ) ( 4 .35 ) ( 0 .60 ) ( 0 .16 ) – ( 0 .76 ) 23 .55
R-1 shares
2024 23 .07 0 .40 6 .53 6 .93 ( 0 .41 ) ( 0 .08 ) – ( 0 .49 ) 29 .51
2023 25 .29 0 .41 ( 1 .86 ) ( 1 .45 ) ( 0 .44 ) ( 0 .26 ) ( 0 .07 ) ( 0 .77 ) 23 .07
2022 33 .15 0 .17 ( 6 .72 ) ( 6 .55 ) ( 0 .20 ) ( 1 .11 ) – ( 1 .31 ) 25 .29
2021 23 .24 0 .11 10 .29 10 .40 ( 0 .17 ) ( 0 .32 ) – ( 0 .49 ) 33 .15
2020 28 .26 0 .23 ( 4 .70 ) ( 4 .47 ) ( 0 .39 ) ( 0 .16 ) – ( 0 .55 ) 23 .24

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30 .84% (b) $ 203,180 1 .19% – % 1 .98% 31 .2%
( 5 .50 ) (b) 182,522 1 .22 – 2 .06 16 .1
( 20 .14 ) (b) 283,213 1 .20 – 1 .05 18 .7
45 .87 (b) 348,715 1 .21 – 0 .88 31 .0
( 15 .56 ) (b) 286,896 1 .24 – 1 .33 35 .1
29 .76 (b) 16,854 2 .05 – 1 .14 31 .2
( 6 .34 ) (b) 18,401 2 .10 – 1 .19 16 .1
( 20 .76 ) (b) 27,677 1 .99 – 0 .25 18 .7
44 .73 (b) ,(c) 40,295 1 .99 – 0 .16 31 .0
( 16 .21 ) (b) ,(c) 34,198 2 .02 – 0 .55 35 .1
31 .00 (b) 138,374 1 .06 (d) 1 .08 (e) 2 .10 31 .2
( 5 .44 ) (b) 119,508 1 .13 (d) 1 .15 (e) 2 .15 16 .1
( 20 .04 ) (b) ,(c) 139,555 1 .07 (d) 1 .09 (e) 1 .18 18 .7
46 .09 (b) ,(c) 185,393 1 .08 (d) 1 .10 (e) 1 .00 31 .0
( 15 .45 ) (b) 134,897 1 .10 (d) 1 .13 (e) 1 .46 35 .1
31 .30 3,810,831 0 .86 (f) – 2 .30 31 .2
( 5 .19 ) 2,867,558 0 .86 (f) – 2 .42 16 .1
( 19 .85 ) 3,291,840 0 .86 (f) – 1 .39 18 .7
46 .34 3,930,727 0 .89 (f) – 1 .06 31 .0
( 15 .27 ) 2,160,526 0 .91 (f) – 1 .66 35 .1
30 .19 2,073 1 .68 – 1 .49 31 .2
( 5 .94 ) 1,939 1 .68 – 1 .61 16 .1
( 20 .49 ) 2,230 1 .68 – 0 .57 18 .7
45 .20 2,955 1 .68 – 0 .37 31 .0
( 15 .94 ) 2,141 1 .68 – 0 .90 35 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
REAL ESTATE SECURITIES FUND
R-3 shares
2024 $ 22 .69 $ 0 .48 $ 6 .43 $ 6 .91 ( $ 0 .50 ) ( $ 0 .08 ) $ – ( $ 0 .58 ) $ 29 .02
2023 24 .89 0 .48 ( 1 .83 ) ( 1 .35 ) ( 0 .51 ) ( 0 .26 ) ( 0 .08 ) ( 0 .85 ) 22 .69
2022 32 .66 0 .26 ( 6 .62 ) ( 6 .36 ) ( 0 .30 ) ( 1 .11 ) – ( 1 .41 ) 24 .89
2021 22 .91 0 .17 10 .17 10 .34 ( 0 .27 ) ( 0 .32 ) – ( 0 .59 ) 32 .66
2020 27 .89 0 .29 ( 4 .63 ) ( 4 .34 ) ( 0 .48 ) ( 0 .16 ) – ( 0 .64 ) 22 .91
R-4 shares
2024 22 .39 0 .52 6 .35 6 .87 ( 0 .55 ) ( 0 .08 ) – ( 0 .63 ) 28 .63
2023 24 .57 0 .51 ( 1 .80 ) ( 1 .29 ) ( 0 .54 ) ( 0 .26 ) ( 0 .09 ) ( 0 .89 ) 22 .39
2022 32 .26 0 .32 ( 6 .54 ) ( 6 .22 ) ( 0 .36 ) ( 1 .11 ) – ( 1 .47 ) 24 .57
2021 22 .63 0 .27 10 .00 10 .27 ( 0 .32 ) ( 0 .32 ) – ( 0 .64 ) 32 .26
2020 27 .57 0 .34 ( 4 .59 ) ( 4 .25 ) ( 0 .53 ) ( 0 .16 ) – ( 0 .69 ) 22 .63
R-5 shares
2024 22 .44 0 .56 6 .35 6 .91 ( 0 .58 ) ( 0 .08 ) – ( 0 .66 ) 28 .69
2023 24 .63 0 .55 ( 1 .81 ) ( 1 .26 ) ( 0 .58 ) ( 0 .26 ) ( 0 .09 ) ( 0 .93 ) 22 .44
2022 32 .34 0 .35 ( 6 .56 ) ( 6 .21 ) ( 0 .39 ) ( 1 .11 ) – ( 1 .50 ) 24 .63
2021 22 .68 0 .29 10 .04 10 .33 ( 0 .35 ) ( 0 .32 ) – ( 0 .67 ) 32 .34
2020 27 .63 0 .37 ( 4 .59 ) ( 4 .22 ) ( 0 .57 ) ( 0 .16 ) – ( 0 .73 ) 22 .68
R-6 shares
2024 23 .39 0 .65 6 .63 7 .28 ( 0 .65 ) ( 0 .08 ) – ( 0 .73 ) 29 .94
2023 25 .64 0 .64 ( 1 .89 ) ( 1 .25 ) ( 0 .64 ) ( 0 .26 ) ( 0 .10 ) ( 1 .00 ) 23 .39
2022 33 .60 0 .45 ( 6 .83 ) ( 6 .38 ) ( 0 .47 ) ( 1 .11 ) – ( 1 .58 ) 25 .64
2021 23 .55 0 .40 10 .39 10 .79 ( 0 .42 ) ( 0 .32 ) – ( 0 .74 ) 33 .60
2020 28 .66 0 .44 ( 4 .76 ) ( 4 .32 ) ( 0 .63 ) ( 0 .16 ) – ( 0 .79 ) 23 .55

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
30 .61% $ 29,609 1 .37% 1 .80% 31 .2%
( 5 .65 ) 26,311 1 .37 1 .92 16 .1
( 20 .26 ) 33,778 1 .37 0 .88 18 .7
45 .63 46,314 1 .37 0 .59 31 .0
( 15 .66 ) 28,733 1 .37 1 .19 35 .1
30 .87 11,816 1 .18 1 .99 31 .2
( 5 .49 ) 11,008 1 .18 2 .04 16 .1
( 20 .10 ) 22,634 1 .18 1 .08 18 .7
45 .92 31,739 1 .18 0 .95 31 .0
( 15 .51 ) 24,909 1 .18 1 .39 35 .1
31 .00 76,319 1 .06 2 .14 31 .2
( 5 .35 ) 75,824 1 .06 2 .22 16 .1
( 20 .01 ) 87,270 1 .06 1 .19 18 .7
46 .10 114,006 1 .06 1 .04 31 .0
( 15 .40 ) 105,340 1 .06 1 .51 35 .1
31 .33 2,327,404 0 .81 2 .36 31 .2
( 5 .14 ) 1,849,047 0 .81 2 .47 16 .1
( 19 .79 ) 1,854,169 0 .80 1 .46 18 .7
46 .43 2,045,827 0 .80 (b) 1 .38 31 .0
( 15 .18 ) 1,643,165 0 .81 (b) 1 .75 35 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2024 $ 13 .81 $ 0 .29 $ 3 .13 $ 3 .42 ( $ 0 .27 ) $ – ( $ 0 .27 ) $ 16 .96
2023 14 .16 0 .24 0 .51 0 .75 ( 0 .23 ) ( 0 .87 ) ( 1 .10 ) 13 .81
2022 18 .95 0 .32 ( 3 .38 ) ( 3 .06 ) ( 0 .30 ) ( 1 .43 ) ( 1 .73 ) 14 .16
2021 15 .64 0 .20 3 .58 3 .78 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .95
2020 15 .73 0 .25 0 .25 0 .50 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .64
Class C shares
2024 13 .44 0 .17 3 .05 3 .22 ( 0 .15 ) – ( 0 .15 ) 16 .51
2023 13 .81 0 .13 0 .48 0 .61 ( 0 .11 ) ( 0 .87 ) ( 0 .98 ) 13 .44
2022 18 .53 0 .20 ( 3 .30 ) ( 3 .10 ) ( 0 .19 ) ( 1 .43 ) ( 1 .62 ) 13 .81
2021 15 .36 0 .06 3 .51 3 .57 ( 0 .12 ) ( 0 .28 ) ( 0 .40 ) 18 .53
2020 15 .46 0 .14 0 .24 0 .38 ( 0 .12 ) ( 0 .36 ) ( 0 .48 ) 15 .36
Class J shares
2024 13 .15 0 .30 2 .99 3 .29 ( 0 .30 ) – ( 0 .30 ) 16 .14
2023 13 .54 0 .25 0 .48 0 .73 ( 0 .25 ) ( 0 .87 ) ( 1 .12 ) 13 .15
2022 18 .20 0 .32 ( 3 .22 ) ( 2 .90 ) ( 0 .33 ) ( 1 .43 ) ( 1 .76 ) 13 .54
2021 15 .05 0 .22 3 .43 3 .65 ( 0 .22 ) ( 0 .28 ) ( 0 .50 ) 18 .20
2020 15 .15 0 .27 0 .25 0 .52 ( 0 .26 ) ( 0 .36 ) ( 0 .62 ) 15 .05
Institutional shares
2024 13 .49 0 .33 3 .07 3 .40 ( 0 .32 ) – ( 0 .32 ) 16 .57
2023 13 .86 0 .27 0 .50 0 .77 ( 0 .27 ) ( 0 .87 ) ( 1 .14 ) 13 .49
2022 18 .60 0 .37 ( 3 .32 ) ( 2 .95 ) ( 0 .36 ) ( 1 .43 ) ( 1 .79 ) 13 .86
2021 15 .36 0 .25 3 .52 3 .77 ( 0 .25 ) ( 0 .28 ) ( 0 .53 ) 18 .60
2020 15 .45 0 .29 0 .26 0 .55 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 15 .36

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
24 .93% (b) $ 2,156,725 0 .59% – % 1 .79% 17 .3%
5 .44 (b) 1,897,327 0 .62 – 1 .66 26 .1
( 17 .52 ) (b) 1,965,970 0 .60 – 1 .98 50 .4
24 .55 (b) 2,523,065 0 .59 – 1 .11 31 .3
3 .26 (b) 2,060,672 0 .61 – 1 .64 17 .3
24 .04 (b) 115,518 1 .37 – 1 .07 17 .3
4 .59 (b) 130,921 1 .40 – 0 .93 26 .1
( 18 .16 ) (b) 174,776 1 .38 – 1 .26 50 .4
23 .57 (b) 281,665 1 .37 – 0 .37 31 .3
2 .48 (b) 322,006 1 .38 – 0 .90 17 .3
25 .20 (b) 1,594,700 0 .42 (c) 0 .44 (d) 1 .93 17 .3
5 .59 (b) 1,263,792 0 .44 (c) 0 .46 (d) 1 .82 26 .1
( 17 .39 ) (b) 1,158,071 0 .45 (c) 0 .47 (d) 2 .11 50 .4
24 .65 (b) 1,336,353 0 .44 (c) 0 .47 (d) 1 .25 31 .3
3 .51 (b) 1,071,910 0 .44 (c) 0 .47 (d) 1 .80 17 .3
25 .38 688,003 0 .29 – 2 .08 17 .3
5 .75 642,053 0 .30 – 1 .96 26 .1
( 17 .32 ) 649,784 0 .29 – 2 .34 50 .4
24 .93 896,603 0 .28 – 1 .42 31 .3
3 .66 747,015 0 .30 – 1 .95 17 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
R-1 shares
2024 $ 13 .44 $ 0 .20 $ 3 .05 $ 3 .25 ( $ 0 .19 ) $ – ( $ 0 .19 ) $ 16 .50
2023 13 .81 0 .16 0 .49 0 .65 ( 0 .15 ) ( 0 .87 ) ( 1 .02 ) 13 .44
2022 18 .53 0 .22 ( 3 .29 ) ( 3 .07 ) ( 0 .22 ) ( 1 .43 ) ( 1 .65 ) 13 .81
2021 15 .35 0 .10 3 .50 3 .60 ( 0 .14 ) ( 0 .28 ) ( 0 .42 ) 18 .53
2020 15 .41 0 .17 0 .28 0 .45 ( 0 .15 ) ( 0 .36 ) ( 0 .51 ) 15 .35
R-3 shares
2024 13 .42 0 .24 3 .06 3 .30 ( 0 .24 ) – ( 0 .24 ) 16 .48
2023 13 .80 0 .19 0 .49 0 .68 ( 0 .19 ) ( 0 .87 ) ( 1 .06 ) 13 .42
2022 18 .51 0 .29 ( 3 .30 ) ( 3 .01 ) ( 0 .27 ) ( 1 .43 ) ( 1 .70 ) 13 .80
2021 15 .31 0 .15 3 .50 3 .65 ( 0 .17 ) ( 0 .28 ) ( 0 .45 ) 18 .51
2020 15 .40 0 .21 0 .26 0 .47 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 15 .31
R-4 shares
2024 13 .48 0 .27 3 .06 3 .33 ( 0 .26 ) – ( 0 .26 ) 16 .55
2023 13 .85 0 .22 0 .50 0 .72 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 13 .48
2022 18 .57 0 .27 ( 3 .27 ) ( 3 .00 ) ( 0 .29 ) ( 1 .43 ) ( 1 .72 ) 13 .85
2021 15 .34 0 .19 3 .51 3 .70 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .57
2020 15 .44 0 .23 0 .26 0 .49 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .34
R-5 shares
2024 13 .47 0 .30 3 .05 3 .35 ( 0 .28 ) – ( 0 .28 ) 16 .54
2023 13 .84 0 .24 0 .50 0 .74 ( 0 .24 ) ( 0 .87 ) ( 1 .11 ) 13 .47
2022 18 .56 0 .32 ( 3 .29 ) ( 2 .97 ) ( 0 .32 ) ( 1 .43 ) ( 1 .75 ) 13 .84
2021 15 .33 0 .20 3 .52 3 .72 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 18 .56
2020 15 .43 0 .25 0 .25 0 .50 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 15 .33

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
24 .28% $ 2,020 1 .16% 1 .26% 17 .3%
4 .84 1,890 1 .16 1 .17 26 .1
( 17 .99 ) 2,220 1 .16 1 .41 50 .4
23 .78 2,607 1 .15 0 .58 31 .3
2 .93 2,364 1 .16 1 .16 17 .3
24 .70 23,739 0 .85 1 .51 17 .3
5 .12 19,264 0 .85 1 .40 26 .1
( 17 .71 ) 18,236 0 .85 1 .83 50 .4
24 .17 27,419 0 .84 0 .84 31 .3
3 .08 22,790 0 .85 1 .42 17 .3
24 .89 11,603 0 .66 1 .69 17 .3
5 .37 9,177 0 .66 1 .60 26 .1
( 17 .56 ) 9,913 0 .66 1 .72 50 .4
24 .45 11,619 0 .65 1 .09 31 .3
3 .20 12,631 0 .66 1 .56 17 .3
25 .04 25,389 0 .54 1 .92 17 .3
5 .51 29,840 0 .54 1 .74 26 .1
( 17 .45 ) 29,709 0 .54 2 .05 50 .4
24 .60 37,892 0 .53 1 .15 31 .3
3 .33 30,863 0 .54 1 .69 17 .3
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2024 $ 10 .73 $ 0 .29 $ 1 .82 $ 2 .11 ( $ 0 .28 ) $ – ( $ 0 .28 ) $ 12 .56
2023 10 .85 0 .23 0 .14 0 .37 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 10 .73
2022 13 .95 0 .26 ( 2 .41 ) ( 2 .15 ) ( 0 .25 ) ( 0 .70 ) ( 0 .95 ) 10 .85
2021 12 .17 0 .19 1 .92 2 .11 ( 0 .19 ) ( 0 .14 ) ( 0 .33 ) 13 .95
2020 12 .16 0 .22 0 .17 0 .39 ( 0 .22 ) ( 0 .16 ) ( 0 .38 ) 12 .17
Class C shares
2024 10 .59 0 .21 1 .79 2 .00 ( 0 .19 ) – ( 0 .19 ) 12 .40
2023 10 .71 0 .15 0 .13 0 .28 ( 0 .13 ) ( 0 .27 ) ( 0 .40 ) 10 .59
2022 13 .78 0 .16 ( 2 .38 ) ( 2 .22 ) ( 0 .15 ) ( 0 .70 ) ( 0 .85 ) 10 .71
2021 12 .03 0 .09 1 .90 1 .99 ( 0 .10 ) ( 0 .14 ) ( 0 .24 ) 13 .78
2020 12 .02 0 .14 0 .16 0 .30 ( 0 .13 ) ( 0 .16 ) ( 0 .29 ) 12 .03
Class J shares
2024 10 .54 0 .30 1 .81 2 .11 ( 0 .31 ) – ( 0 .31 ) 12 .34
2023 10 .67 0 .24 0 .14 0 .38 ( 0 .24 ) ( 0 .27 ) ( 0 .51 ) 10 .54
2022 13 .74 0 .27 ( 2 .37 ) ( 2 .10 ) ( 0 .27 ) ( 0 .70 ) ( 0 .97 ) 10 .67
2021 11 .99 0 .21 1 .89 2 .10 ( 0 .21 ) ( 0 .14 ) ( 0 .35 ) 13 .74
2020 11 .99 0 .24 0 .16 0 .40 ( 0 .24 ) ( 0 .16 ) ( 0 .40 ) 11 .99
Institutional shares
2024 10 .59 0 .32 1 .80 2 .12 ( 0 .32 ) – ( 0 .32 ) 12 .39
2023 10 .71 0 .26 0 .15 0 .41 ( 0 .26 ) ( 0 .27 ) ( 0 .53 ) 10 .59
2022 13 .79 0 .29 ( 2 .38 ) ( 2 .09 ) ( 0 .29 ) ( 0 .70 ) ( 0 .99 ) 10 .71
2021 12 .03 0 .23 1 .90 2 .13 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 13 .79
2020 12 .04 0 .26 0 .15 0 .41 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 12 .03

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19 .85% (b) $ 525,205 0 .60% – % 2 .43% 19 .9%
3 .42 (b) 492,836 0 .62 – 2 .06 25 .5
( 16 .39 ) (b) 521,254 0 .61 – 2 .11 55 .3
17 .49 (b) 650,919 0 .60 – 1 .41 29 .9
3 .28 (b) 545,903 0 .61 – 1 .87 19 .4
18 .94 (b) 38,812 1 .38 – 1 .75 19 .9
2 .58 (b) 47,961 1 .42 – 1 .33 25 .5
( 17 .06 ) (b) 70,882 1 .38 – 1 .37 55 .3
16 .66 (b) 114,412 1 .37 – 0 .66 29 .9
2 .50 (b) 137,283 1 .37 – 1 .14 19 .4
20 .13 (b) 1,040,737 0 .43 (c) 0 .44 (d) 2 .57 19 .9
3 .57 (b) 852,351 0 .44 (c) 0 .46 (d) 2 .22 25 .5
( 16 .28 ) (b) 776,202 0 .45 (c) 0 .47 (d) 2 .25 55 .3
17 .69 (b) 869,500 0 .44 (c) 0 .47 (d) 1 .56 29 .9
3 .43 (b) 691,410 0 .44 (c) 0 .47 (d) 2 .03 19 .4
20 .17 212,509 0 .30 – 2 .71 19 .9
3 .79 186,288 0 .31 – 2 .37 25 .5
( 16 .17 ) 206,697 0 .30 – 2 .43 55 .3
17 .89 268,505 0 .29 – 1 .71 29 .9
3 .48 239,975 0 .30 – 2 .20 19 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
2024 $ 10 .55 $ 0 .23 $ 1 .78 $ 2 .01 ( $ 0 .22 ) $ – ( $ 0 .22 ) $ 12 .34
2023 10 .67 0 .17 0 .14 0 .31 ( 0 .16 ) ( 0 .27 ) ( 0 .43 ) 10 .55
2022 13 .74 0 .19 ( 2 .38 ) ( 2 .19 ) ( 0 .18 ) ( 0 .70 ) ( 0 .88 ) 10 .67
2021 11 .98 0 .13 1 .88 2 .01 ( 0 .11 ) ( 0 .14 ) ( 0 .25 ) 13 .74
2020 11 .98 0 .15 0 .16 0 .31 ( 0 .15 ) ( 0 .16 ) ( 0 .31 ) 11 .98
R-3 shares
2024 10 .57 0 .25 1 .80 2 .05 ( 0 .26 ) – ( 0 .26 ) 12 .36
2023 10 .69 0 .19 0 .16 0 .35 ( 0 .20 ) ( 0 .27 ) ( 0 .47 ) 10 .57
2022 13 .76 0 .23 ( 2 .38 ) ( 2 .15 ) ( 0 .22 ) ( 0 .70 ) ( 0 .92 ) 10 .69
2021 12 .01 0 .16 1 .89 2 .05 ( 0 .16 ) ( 0 .14 ) ( 0 .30 ) 13 .76
2020 12 .01 0 .20 0 .15 0 .35 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 12 .01
R-4 shares
2024 10 .59 0 .28 1 .80 2 .08 ( 0 .28 ) – ( 0 .28 ) 12 .39
2023 10 .71 0 .22 0 .15 0 .37 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 10 .59
2022 13 .79 0 .23 ( 2 .37 ) ( 2 .14 ) ( 0 .24 ) ( 0 .70 ) ( 0 .94 ) 10 .71
2021 12 .03 0 .18 1 .90 2 .08 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 13 .79
2020 12 .03 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 12 .03
R-5 shares
2024 10 .58 0 .30 1 .79 2 .09 ( 0 .29 ) – ( 0 .29 ) 12 .38
2023 10 .71 0 .23 0 .14 0 .37 ( 0 .23 ) ( 0 .27 ) ( 0 .50 ) 10 .58
2022 13 .78 0 .25 ( 2 .36 ) ( 2 .11 ) ( 0 .26 ) ( 0 .70 ) ( 0 .96 ) 10 .71
2021 12 .02 0 .19 1 .91 2 .10 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 13 .78
2020 12 .03 0 .23 0 .15 0 .38 ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 12 .02

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .14% $ 1,469 1 .16% 1 .91% 19 .9%
2 .89 1,379 1 .17 1 .52 25 .5
( 16 .88 ) 1,649 1 .16 1 .55 55 .3
16 .92 1,956 1 .15 0 .96 29 .9
2 .66 2,577 1 .16 1 .30 19 .4
19 .49 11,594 0 .85 2 .11 19 .9
3 .23 8,792 0 .86 1 .77 25 .5
( 16 .60 ) 8,497 0 .85 1 .89 55 .3
17 .18 11,129 0 .84 1 .18 29 .9
2 .97 12,167 0 .85 1 .69 19 .4
19 .76 10,352 0 .66 2 .37 19 .9
3 .40 9,339 0 .67 2 .02 25 .5
( 16 .47 ) 10,647 0 .66 1 .94 55 .3
17 .47 11,214 0 .65 1 .35 29 .9
3 .18 11,717 0 .66 1 .82 19 .4
19 .91 18,165 0 .54 2 .51 19 .9
3 .45 19,409 0 .55 2 .11 25 .5
( 16 .31 ) 19,091 0 .54 2 .11 55 .3
17 .61 20,710 0 .53 1 .46 29 .9
3 .22 17,108 0 .54 1 .94 19 .4
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2024 $ 15 .91 $ 0 .24 $ 4 .37 $ 4 .61 ( $ 0 .22 ) $ – ( $ 0 .22 ) $ 20 .30
2023 16 .64 0 .19 0 .87 1 .06 ( 0 .17 ) ( 1 .62 ) ( 1 .79 ) 15 .91
2022 22 .20 0 .33 ( 4 .18 ) ( 3 .85 ) ( 0 .26 ) ( 1 .45 ) ( 1 .71 ) 16 .64
2021 17 .41 0 .17 5 .27 5 .44 ( 0 .24 ) ( 0 .41 ) ( 0 .65 ) 22 .20
2020 17 .55 0 .25 0 .30 0 .55 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 17 .41
Class C shares
2024 14 .22 0 .09 3 .90 3 .99 ( 0 .07 ) – ( 0 .07 ) 18 .14
2023 15 .03 0 .06 0 .79 0 .85 ( 0 .04 ) ( 1 .62 ) ( 1 .66 ) 14 .22
2022 20 .21 0 .18 ( 3 .82 ) ( 3 .64 ) ( 0 .09 ) ( 1 .45 ) ( 1 .54 ) 15 .03
2021 15 .91 0 .01 4 .81 4 .82 ( 0 .11 ) ( 0 .41 ) ( 0 .52 ) 20 .21
2020 16 .09 0 .11 0 .26 0 .37 ( 0 .11 ) ( 0 .44 ) ( 0 .55 ) 15 .91
Class J shares
2024 15 .09 0 .25 4 .14 4 .39 ( 0 .25 ) – ( 0 .25 ) 19 .23
2023 15 .87 0 .20 0 .84 1 .04 ( 0 .20 ) ( 1 .62 ) ( 1 .82 ) 15 .09
2022 21 .26 0 .34 ( 3 .99 ) ( 3 .65 ) ( 0 .29 ) ( 1 .45 ) ( 1 .74 ) 15 .87
2021 16 .70 0 .19 5 .05 5 .24 ( 0 .27 ) ( 0 .41 ) ( 0 .68 ) 21 .26
2020 16 .87 0 .26 0 .29 0 .55 ( 0 .28 ) ( 0 .44 ) ( 0 .72 ) 16 .70
Institutional shares
2024 15 .42 0 .28 4 .23 4 .51 ( 0 .27 ) – ( 0 .27 ) 19 .66
2023 16 .18 0 .23 0 .85 1 .08 ( 0 .22 ) ( 1 .62 ) ( 1 .84 ) 15 .42
2022 21 .64 0 .38 ( 4 .07 ) ( 3 .69 ) ( 0 .32 ) ( 1 .45 ) ( 1 .77 ) 16 .18
2021 16 .98 0 .23 5 .14 5 .37 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 21 .64
2020 17 .14 0 .30 0 .29 0 .59 ( 0 .31 ) ( 0 .44 ) ( 0 .75 ) 16 .98

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29 .15% (b) $ 1,739,501 0 .59% – % 1 .26% 18 .3%
6 .95 (b) 1,484,518 0 .62 – 1 .16 25 .6
( 18 .70 ) (b) 1,508,702 0 .60 – 1 .76 52 .4
31 .84 (b) 1,979,014 0 .59 – 0 .81 34 .3
3 .11 (b) 1,570,186 0 .61 – 1 .46 16 .2
28 .12 (b) 86,958 1 .37 – 0 .53 18 .3
6 .19 (b) 92,295 1 .42 – 0 .40 25 .6
( 19 .39 ) (b) 121,737 1 .37 – 1 .05 52 .4
30 .82 (b) 190,605 1 .38 – 0 .07 34 .3
2 .28 (b) 204,754 1 .37 – 0 .74 16 .2
29 .32 (b) 889,283 0 .43 (c) 0 .44 (d) 1 .40 18 .3
7 .19 (b) 690,996 0 .45 (c) 0 .47 (d) 1 .32 25 .6
( 18 .59 ) (b) 636,126 0 .45 (c) 0 .47 (d) 1 .90 52 .4
32 .04 (b) 778,913 0 .45 (c) 0 .47 (d) 0 .95 34 .3
3 .25 (b) 575,978 0 .45 (c) 0 .48 (d) 1 .61 16 .2
29 .50 455,578 0 .30 – 1 .55 18 .3
7 .35 397,434 0 .30 – 1 .47 25 .6
( 18 .48 ) 395,979 0 .29 – 2 .08 52 .4
32 .27 539,619 0 .29 – 1 .12 34 .3
3 .40 430,895 0 .30 – 1 .79 16 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
2024 $ 15 .05 $ 0 .13 $ 4 .12 $ 4 .25 ( $ 0 .10 ) $ – ( $ 0 .10 ) $ 19 .20
2023 15 .83 0 .10 0 .83 0 .93 ( 0 .09 ) ( 1 .62 ) ( 1 .71 ) 15 .05
2022 21 .22 0 .21 ( 3 .99 ) ( 3 .78 ) ( 0 .16 ) ( 1 .45 ) ( 1 .61 ) 15 .83
2021 16 .70 0 .03 5 .08 5 .11 ( 0 .18 ) ( 0 .41 ) ( 0 .59 ) 21 .22
2020 16 .89 0 .15 0 .27 0 .42 ( 0 .17 ) ( 0 .44 ) ( 0 .61 ) 16 .70
R-3 shares
2024 15 .06 0 .18 4 .13 4 .31 ( 0 .18 ) – ( 0 .18 ) 19 .19
2023 15 .82 0 .15 0 .83 0 .98 ( 0 .12 ) ( 1 .62 ) ( 1 .74 ) 15 .06
2022 21 .20 0 .28 ( 4 .01 ) ( 3 .73 ) ( 0 .20 ) ( 1 .45 ) ( 1 .65 ) 15 .82
2021 16 .65 0 .11 5 .05 5 .16 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 21 .20
2020 16 .82 0 .22 0 .26 0 .48 ( 0 .21 ) ( 0 .44 ) ( 0 .65 ) 16 .65
R-4 shares
2024 15 .36 0 .21 4 .22 4 .43 ( 0 .21 ) – ( 0 .21 ) 19 .58
2023 16 .12 0 .20 0 .83 1 .03 ( 0 .17 ) ( 1 .62 ) ( 1 .79 ) 15 .36
2022 21 .54 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .21 ) ( 1 .45 ) ( 1 .66 ) 16 .12
2021 16 .91 0 .14 5 .13 5 .27 ( 0 .23 ) ( 0 .41 ) ( 0 .64 ) 21 .54
2020 17 .05 0 .23 0 .29 0 .52 ( 0 .22 ) ( 0 .44 ) ( 0 .66 ) 16 .91
R-5 shares
2024 15 .26 0 .24 4 .18 4 .42 ( 0 .23 ) – ( 0 .23 ) 19 .45
2023 16 .03 0 .19 0 .84 1 .03 ( 0 .18 ) ( 1 .62 ) ( 1 .80 ) 15 .26
2022 21 .46 0 .34 ( 4 .04 ) ( 3 .70 ) ( 0 .28 ) ( 1 .45 ) ( 1 .73 ) 16 .03
2021 16 .85 0 .17 5 .10 5 .27 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 21 .46
2020 17 .01 0 .25 0 .30 0 .55 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 16 .85

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .34% $ 647 1 .16% 0 .71% 18 .3%
6 .44 1,114 1 .16 0 .66 25 .6
( 19 .18 ) 1,557 1 .16 1 .16 52 .4
31 .17 1,839 1 .15 0 .16 34 .3
2 .47 1,098 1 .16 0 .90 16 .2
28 .76 9,881 0 .85 1 .02 18 .3
6 .80 7,737 0 .85 0 .98 25 .6
( 18 .95 ) 10,909 0 .85 1 .58 52 .4
31 .58 15,823 0 .84 0 .56 34 .3
2 .81 13,833 0 .85 1 .35 16 .2
29 .03 5,175 0 .66 1 .13 18 .3
6 .98 4,143 0 .66 1 .27 25 .6
( 18 .80 ) 5,754 0 .66 1 .44 52 .4
31 .78 8,882 0 .65 0 .69 34 .3
3 .02 6,076 0 .66 1 .40 16 .2
29 .20 28,551 0 .54 1 .32 18 .3
7 .04 24,555 0 .54 1 .21 25 .6
( 18 .66 ) 23,881 0 .54 1 .86 52 .4
31 .91 30,075 0 .53 0 .86 34 .3
3 .18 22,124 0 .54 1 .54 16 .2
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2024 $ 10 .75 $ 0 .35 $ 1 .42 $ 1 .77 ( $ 0 .35 ) $ – ( $ 0 .35 ) $ 12 .17
2023 10 .78 0 .26 ( 0 .03 ) 0 .23 ( 0 .26 ) – ( 0 .26 ) 10 .75
2022 13 .56 0 .28 ( 2 .25 ) ( 1 .97 ) ( 0 .28 ) ( 0 .53 ) ( 0 .81 ) 10 .78
2021 12 .38 0 .23 1 .29 1 .52 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .56
2020 12 .40 0 .25 0 .03 0 .28 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .38
Class C shares
2024 10 .62 0 .27 1 .38 1 .65 ( 0 .25 ) – ( 0 .25 ) 12 .02
2023 10 .66 0 .18 ( 0 .05 ) 0 .13 ( 0 .17 ) – ( 0 .17 ) 10 .62
2022 13 .41 0 .19 ( 2 .22 ) ( 2 .03 ) ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 10 .66
2021 12 .24 0 .13 1 .27 1 .40 ( 0 .12 ) ( 0 .11 ) ( 0 .23 ) 13 .41
2020 12 .26 0 .16 0 .03 0 .19 ( 0 .16 ) ( 0 .05 ) ( 0 .21 ) 12 .24
Class J shares
2024 10 .63 0 .37 1 .40 1 .77 ( 0 .37 ) – ( 0 .37 ) 12 .03
2023 10 .67 0 .28 ( 0 .04 ) 0 .24 ( 0 .28 ) – ( 0 .28 ) 10 .63
2022 13 .43 0 .29 ( 2 .22 ) ( 1 .93 ) ( 0 .30 ) ( 0 .53 ) ( 0 .83 ) 10 .67
2021 12 .26 0 .25 1 .28 1 .53 ( 0 .25 ) ( 0 .11 ) ( 0 .36 ) 13 .43
2020 12 .29 0 .27 0 .02 0 .29 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .26
Institutional shares
2024 10 .70 0 .38 1 .42 1 .80 ( 0 .38 ) – ( 0 .38 ) 12 .12
2023 10 .74 0 .29 ( 0 .04 ) 0 .25 ( 0 .29 ) – ( 0 .29 ) 10 .70
2022 13 .51 0 .31 ( 2 .23 ) ( 1 .92 ) ( 0 .32 ) ( 0 .53 ) ( 0 .85 ) 10 .74
2021 12 .34 0 .26 1 .28 1 .54 ( 0 .26 ) ( 0 .11 ) ( 0 .37 ) 13 .51
2020 12 .36 0 .28 0 .03 0 .31 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 12 .34

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .58% (b) $ 918,982 0 .59% – % 2 .99% 19 .8%
2 .05 (b) 919,005 0 .61 – 2 .33 20 .8
( 15 .28 ) (b) 1,032,096 0 .60 – 2 .32 57 .3
12 .40 (b) 1,289,067 0 .59 – 1 .72 29 .3
2 .30 (b) 1,085,818 0 .60 – 2 .04 35 .9
15 .67 (b) 71,603 1 .38 – 2 .29 19 .8
1 .15 (b) 91,832 1 .40 – 1 .60 20 .8
( 15 .90 ) (b) 135,741 1 .38 – 1 .57 57 .3
11 .58 (b) 205,567 1 .36 – 0 .96 29 .3
1 .54 (b) 237,410 1 .37 – 1 .29 35 .9
16 .78 (b) 1,151,699 0 .42 (c) 0 .44 (d) 3 .13 19 .8
2 .16 (b) 1,064,611 0 .43 (c) 0 .45 (d) 2 .49 20 .8
( 15 .14 ) (b) 1,086,460 0 .44 (c) 0 .46 (d) 2 .48 57 .3
12 .61 (b) 1,321,469 0 .44 (c) 0 .46 (d) 1 .88 29 .3
2 .42 (b) 1,132,937 0 .43 (c) 0 .46 (d) 2 .22 35 .9
16 .98 180,539 0 .32 – 3 .22 19 .8
2 .25 164,167 0 .32 – 2 .60 20 .8
( 15 .01 ) 173,873 0 .31 – 2 .62 57 .3
12 .68 236,379 0 .31 – 2 .00 29 .3
2 .60 200,957 0 .32 – 2 .33 35 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
2024 $ 10 .64 $ 0 .28 $ 1 .40 $ 1 .68 ( $ 0 .27 ) $ – ( $ 0 .27 ) $ 12 .05
2023 10 .68 0 .19 ( 0 .03 ) 0 .16 ( 0 .20 ) – ( 0 .20 ) 10 .64
2022 13 .44 0 .21 ( 2 .23 ) ( 2 .02 ) ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 10 .68
2021 12 .27 0 .15 1 .28 1 .43 ( 0 .15 ) ( 0 .11 ) ( 0 .26 ) 13 .44
2020 12 .29 0 .19 0 .02 0 .21 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .27
R-3 shares
2024 10 .68 0 .32 1 .41 1 .73 ( 0 .32 ) – ( 0 .32 ) 12 .09
2023 10 .71 0 .24 ( 0 .04 ) 0 .20 ( 0 .23 ) – ( 0 .23 ) 10 .68
2022 13 .48 0 .25 ( 2 .24 ) ( 1 .99 ) ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 10 .71
2021 12 .31 0 .19 1 .28 1 .47 ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 13 .48
2020 12 .33 0 .22 0 .03 0 .25 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .31
R-4 shares
2024 10 .69 0 .34 1 .41 1 .75 ( 0 .34 ) – ( 0 .34 ) 12 .10
2023 10 .73 0 .25 ( 0 .04 ) 0 .21 ( 0 .25 ) – ( 0 .25 ) 10 .69
2022 13 .50 0 .27 ( 2 .24 ) ( 1 .97 ) ( 0 .27 ) ( 0 .53 ) ( 0 .80 ) 10 .73
2021 12 .32 0 .22 1 .29 1 .51 ( 0 .22 ) ( 0 .11 ) ( 0 .33 ) 13 .50
2020 12 .34 0 .24 0 .03 0 .27 ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .32
R-5 shares
2024 10 .68 0 .30 1 .46 1 .76 ( 0 .35 ) – ( 0 .35 ) 12 .09
2023 10 .72 0 .26 ( 0 .04 ) 0 .22 ( 0 .26 ) – ( 0 .26 ) 10 .68
2022 13 .48 0 .28 ( 2 .22 ) ( 1 .94 ) ( 0 .29 ) ( 0 .53 ) ( 0 .82 ) 10 .72
2021 12 .31 0 .23 1 .28 1 .51 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .48
2020 12 .33 0 .26 0 .03 0 .29 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .31

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .91% $ 1,170 1 .16% 2 .38% 19 .8%
1 .41 2,338 1 .16 1 .71 20 .8
( 15 .73 ) 2,079 1 .16 1 .74 57 .3
11 .81 2,432 1 .15 1 .16 29 .3
1 .74 2,307 1 .16 1 .53 35 .9
16 .30 3,170 0 .85 2 .75 19 .8
1 .81 3,109 0 .85 2 .15 20 .8
( 15 .51 ) 3,569 0 .85 2 .07 57 .3
12 .11 5,117 0 .84 1 .48 29 .3
2 .07 4,729 0 .85 1 .81 35 .9
16 .51 4,124 0 .66 2 .86 19 .8
1 .91 3,359 0 .66 2 .23 20 .8
( 15 .33 ) 2,843 0 .66 2 .26 57 .3
12 .39 5,108 0 .65 1 .65 29 .3
2 .26 4,664 0 .66 1 .94 35 .9
16 .67 20,849 0 .54 2 .58 19 .8
2 .03 7,888 0 .54 2 .37 20 .8
( 15 .16 ) 8,059 0 .54 2 .38 57 .3
12 .46 10,225 0 .53 1 .78 29 .3
2 .38 7,970 0 .54 2 .10 35 .9
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2024 $ 18 .11 $ 0 .20 $ 5 .53 $ 5 .73 ( $ 0 .17 ) ( $ 0 .06 ) ( $ 0 .23 ) $ 23 .61
2023 18 .24 0 .14 1 .32 1 .46 ( 0 .13 ) ( 1 .46 ) ( 1 .59 ) 18 .11
2022 24 .57 0 .34 ( 4 .93 ) ( 4 .59 ) ( 0 .34 ) ( 1 .40 ) ( 1 .74 ) 18 .24
2021 18 .57 0 .17 6 .67 6 .84 ( 0 .17 ) ( 0 .67 ) ( 0 .84 ) 24 .57
2020 18 .67 0 .21 0 .53 0 .74 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 18 .57
Class C shares
2024 15 .54 0 .03 4 .74 4 .77 ( 0 .03 ) ( 0 .06 ) ( 0 .09 ) 20 .22
2023 15 .88 ( 0 .01 ) 1 .13 1 .12 – ( 1 .46 ) ( 1 .46 ) 15 .54
2022 21 .60 0 .17 ( 4 .33 ) ( 4 .16 ) ( 0 .16 ) ( 1 .40 ) ( 1 .56 ) 15 .88
2021 16 .43 0 .01 5 .87 5 .88 ( 0 .04 ) ( 0 .67 ) ( 0 .71 ) 21 .60
2020 16 .60 0 .07 0 .46 0 .53 ( 0 .11 ) ( 0 .59 ) ( 0 .70 ) 16 .43
Class J shares
2024 17 .18 0 .21 5 .26 5 .47 ( 0 .21 ) ( 0 .06 ) ( 0 .27 ) 22 .38
2023 17 .39 0 .15 1 .26 1 .41 ( 0 .16 ) ( 1 .46 ) ( 1 .62 ) 17 .18
2022 23 .51 0 .35 ( 4 .70 ) ( 4 .35 ) ( 0 .37 ) ( 1 .40 ) ( 1 .77 ) 17 .39
2021 17 .80 0 .19 6 .39 6 .58 ( 0 .20 ) ( 0 .67 ) ( 0 .87 ) 23 .51
2020 17 .93 0 .23 0 .51 0 .74 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 17 .80
Institutional shares
2024 17 .50 0 .25 5 .35 5 .60 ( 0 .24 ) ( 0 .06 ) ( 0 .30 ) 22 .80
2023 17 .69 0 .19 1 .27 1 .46 ( 0 .19 ) ( 1 .46 ) ( 1 .65 ) 17 .50
2022 23 .88 0 .40 ( 4 .78 ) ( 4 .38 ) ( 0 .41 ) ( 1 .40 ) ( 1 .81 ) 17 .69
2021 18 .06 0 .23 6 .49 6 .72 ( 0 .23 ) ( 0 .67 ) ( 0 .90 ) 23 .88
2020 18 .18 0 .26 0 .52 0 .78 ( 0 .31 ) ( 0 .59 ) ( 0 .90 ) 18 .06

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
31 .89% (b) $ 1,305,661 0 .60% – % 0 .89% 18 .2%
8 .57 (b) 1,081,383 0 .63 – 0 .73 27 .2
( 19 .99 ) (b) 1,066,233 0 .61 – 1 .67 49 .5
37 .68 (b) 1,401,140 0 .60 – 0 .75 26 .3
3 .93 (b) 1,069,149 0 .62 – 1 .15 19 .9
30 .84 (b) 70,160 1 .39 – 0 .14 18 .2
7 .61 (b) 66,235 1 .45 – ( 0 .03 ) 27 .2
( 20 .59 ) (b) 77,837 1 .41 – 0 .94 49 .5
36 .56 (b) 115,136 1 .39 – 0 .04 26 .3
3 .14 (b) 120,962 1 .40 – 0 .41 19 .9
32 .10 (b) 493,983 0 .44 (c) 0 .46 (d) 1 .02 18 .2
8 .73 (b) 372,876 0 .47 (c) 0 .49 (d) 0 .87 27 .2
( 19 .87 ) (b) 334,032 0 .47 (c) 0 .49 (d) 1 .78 49 .5
37 .88 (b) 410,297 0 .46 (c) 0 .48 (d) 0 .88 26 .3
4 .11 (b) 295,433 0 .46 (c) 0 .49 (d) 1 .31 19 .9
32 .27 356,421 0 .30 – 1 .19 18 .2
8 .89 299,870 0 .30 – 1 .04 27 .2
( 19 .73 ) 271,120 0 .29 – 1 .99 49 .5
38 .14 362,447 0 .29 – 1 .05 26 .3
4 .27 260,585 0 .30 – 1 .47 19 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
2024 $ 17 .34 $ 0 .08 $ 5 .29 $ 5 .37 ( $ 0 .08 ) ( $ 0 .06 ) ( $ 0 .14 ) $ 22 .57
2023 17 .52 0 .01 1 .30 1 .31 ( 0 .03 ) ( 1 .46 ) ( 1 .49 ) 17 .34
2022 23 .67 0 .22 ( 4 .77 ) ( 4 .55 ) ( 0 .20 ) ( 1 .40 ) ( 1 .60 ) 17 .52
2021 17 .81 0 .03 6 .44 6 .47 – ( 0 .61 ) ( 0 .61 ) 23 .67
2020 17 .99 0 .04 0 .52 0 .56 ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 17 .81
R-3 shares
2024 17 .10 0 .13 5 .23 5 .36 ( 0 .13 ) ( 0 .06 ) ( 0 .19 ) 22 .27
2023 17 .31 0 .09 1 .25 1 .34 ( 0 .09 ) ( 1 .46 ) ( 1 .55 ) 17 .10
2022 23 .43 0 .32 ( 4 .74 ) ( 4 .42 ) ( 0 .30 ) ( 1 .40 ) ( 1 .70 ) 17 .31
2021 17 .72 0 .08 6 .40 6 .48 ( 0 .10 ) ( 0 .67 ) ( 0 .77 ) 23 .43
2020 17 .86 0 .18 0 .48 0 .66 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 17 .72
R-4 shares
2024 17 .39 0 .19 5 .29 5 .48 ( 0 .18 ) ( 0 .06 ) ( 0 .24 ) 22 .63
2023 17 .58 0 .10 1 .30 1 .40 ( 0 .13 ) ( 1 .46 ) ( 1 .59 ) 17 .39
2022 23 .66 0 .29 ( 4 .74 ) ( 4 .45 ) ( 0 .23 ) ( 1 .40 ) ( 1 .63 ) 17 .58
2021 17 .91 0 .18 6 .40 6 .58 ( 0 .16 ) ( 0 .67 ) ( 0 .83 ) 23 .66
2020 18 .02 0 .19 0 .52 0 .71 ( 0 .23 ) ( 0 .59 ) ( 0 .82 ) 17 .91
R-5 shares
2024 17 .23 0 .19 5 .27 5 .46 ( 0 .20 ) ( 0 .06 ) ( 0 .26 ) 22 .43
2023 17 .43 0 .14 1 .26 1 .40 ( 0 .14 ) ( 1 .46 ) ( 1 .60 ) 17 .23
2022 23 .56 0 .33 ( 4 .70 ) ( 4 .37 ) ( 0 .36 ) ( 1 .40 ) ( 1 .76 ) 17 .43
2021 17 .84 0 .17 6 .40 6 .57 ( 0 .18 ) ( 0 .67 ) ( 0 .85 ) 23 .56
2020 17 .97 0 .22 0 .51 0 .73 ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 17 .84

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
31 .14% $ 530 1 .16% 0 .38% 18 .2%
8 .01 430 1 .16 0 .07 27 .2
( 20 .45 ) 319 1 .16 1 .11 49 .5
36 .96 420 1 .15 0 .15 26 .3
3 .07 344 1 .16 0 .22 19 .9
31 .55 7,327 0 .85 0 .62 18 .2
8 .33 6,746 0 .85 0 .50 27 .2
( 20 .20 ) 6,564 0 .85 1 .60 49 .5
37 .38 9,782 0 .84 0 .36 26 .3
3 .66 6,440 0 .85 1 .05 19 .9
31 .77 4,857 0 .66 0 .90 18 .2
8 .55 5,357 0 .66 0 .54 27 .2
( 20 .05 ) 3,013 0 .66 1 .49 49 .5
37 .63 4,069 0 .65 0 .84 26 .3
3 .91 8,355 0 .66 1 .10 19 .9
31 .92 28,145 0 .54 0 .91 18 .2
8 .67 19,279 0 .54 0 .79 27 .2
( 19 .95 ) (b) 19,246 0 .54 1 .70 49 .5
37 .80 (b) 24,908 0 .53 0 .77 26 .3
4 .04 15,052 0 .54 1 .28 19 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2024 $ 11 .57 $ 0 .41 $ 0 .42 $ 0 .83 ( $ 0 .41 ) $ – ( $ 0 .41 ) $ 11 .99
2023 11 .40 0 .32 0 .18 0 .50 ( 0 .33 ) – ( 0 .33 ) 11 .57
2022 12 .32 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .40
2021 12 .54 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) ( 0 .09 ) ( 0 .20 ) 12 .32
2020 12 .32 0 .20 0 .22 0 .42 ( 0 .20 ) – ( 0 .20 ) 12 .54
Class C shares
2024 11 .58 0 .30 0 .41 0 .71 ( 0 .30 ) – ( 0 .30 ) 11 .99
2023 11 .40 0 .21 0 .18 0 .39 ( 0 .21 ) – ( 0 .21 ) 11 .58
2022 12 .32 0 .05 ( 0 .86 ) ( 0 .81 ) ( 0 .05 ) ( 0 .06 ) ( 0 .11 ) 11 .40
2021 12 .55 – ( 0 .13 ) ( 0 .13 ) ( 0 .01 ) ( 0 .09 ) ( 0 .10 ) 12 .32
2020 12 .33 0 .09 0 .22 0 .31 ( 0 .09 ) – ( 0 .09 ) 12 .55
Class J shares
2024 11 .56 0 .42 0 .42 0 .84 ( 0 .42 ) – ( 0 .42 ) 11 .98
2023 11 .39 0 .33 0 .17 0 .50 ( 0 .33 ) – ( 0 .33 ) 11 .56
2022 12 .31 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .39
2021 12 .53 0 .12 ( 0 .13 ) ( 0 .01 ) ( 0 .12 ) ( 0 .09 ) ( 0 .21 ) 12 .31
2020 12 .31 0 .20 0 .23 0 .43 ( 0 .21 ) – ( 0 .21 ) 12 .53
Institutional shares
2024 11 .57 0 .44 0 .41 0 .85 ( 0 .44 ) – ( 0 .44 ) 11 .98
2023 11 .39 0 .35 0 .18 0 .53 ( 0 .35 ) – ( 0 .35 ) 11 .57
2022 12 .31 0 .18 ( 0 .85 ) ( 0 .67 ) ( 0 .19 ) ( 0 .06 ) ( 0 .25 ) 11 .39
2021 12 .53 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) ( 0 .09 ) ( 0 .23 ) 12 .31
2020 12 .31 0 .23 0 .22 0 .45 ( 0 .23 ) – ( 0 .23 ) 12 .53

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .27% (b) $ 315,310 0 .63% – % 3 .46% 46 .7%
4 .39 (b) 316,038 0 .65 – 2 .79 35 .4
( 5 .73 ) (b) 353,052 0 .65 – 1 .32 28 .4
( 0 .17 ) (b) 470,326 0 .67 – 0 .89 52 .4
3 .47 (b) 445,243 0 .67 – 1 .59 76 .0
6 .17 (b) 15,263 1 .58 – 2 .51 46 .7
3 .46 (b) 17,277 1 .63 – 1 .79 35 .4
( 6 .61 ) (b) 23,675 1 .57 – 0 .38 28 .4
( 1 .09 ) (b) 34,992 1 .56 – 0 .02 52 .4
2 .55 (b) 57,463 1 .56 – 0 .72 76 .0
7 .32 (b) 109,830 0 .59 (c) 0 .60 (d) 3 .50 46 .7
4 .43 (b) 115,360 0 .61 (c) 0 .63 (d) 2 .83 35 .4
( 5 .72 ) (b) 127,563 0 .62 (c) 0 .64 (d) 1 .36 28 .4
( 0 .13 ) (b) 154,334 0 .62 (c) 0 .65 (d) 0 .94 52 .4
3 .49 (b) 168,395 0 .65 (c) 0 .68 (d) 1 .62 76 .0
7 .40 2,865,011 0 .43 – 3 .67 46 .7
4 .72 2,375,615 0 .42 (e) – 3 .02 35 .4
( 5 .53 ) 2,654,929 0 .43 (e) – 1 .53 28 .4
0 .06 3,531,191 0 .43 (e) – 1 .14 52 .4
3 .72 5,210,042 0 .43 (e) – 1 .85 76 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
R-1 shares
2024 $ 11 .57 $ 0 .34 $ 0 .41 $ 0 .75 ( $ 0 .34 ) $ – ( $ 0 .34 ) $ 11 .98
2023 11 .39 0 .25 0 .19 0 .44 ( 0 .26 ) – ( 0 .26 ) 11 .57
2022 12 .31 0 .09 ( 0 .86 ) ( 0 .77 ) ( 0 .09 ) ( 0 .06 ) ( 0 .15 ) 11 .39
2021 12 .54 0 .04 ( 0 .14 ) ( 0 .10 ) ( 0 .04 ) ( 0 .09 ) ( 0 .13 ) 12 .31
2020 12 .32 0 .12 0 .23 0 .35 ( 0 .13 ) – ( 0 .13 ) 12 .54
R-3 shares
2024 11 .57 0 .37 0 .42 0 .79 ( 0 .37 ) – ( 0 .37 ) 11 .99
2023 11 .40 0 .29 0 .17 0 .46 ( 0 .29 ) – ( 0 .29 ) 11 .57
2022 12 .32 0 .12 ( 0 .86 ) ( 0 .74 ) ( 0 .12 ) ( 0 .06 ) ( 0 .18 ) 11 .40
2021 12 .54 0 .07 ( 0 .12 ) ( 0 .05 ) ( 0 .08 ) ( 0 .09 ) ( 0 .17 ) 12 .32
2020 12 .32 0 .16 0 .22 0 .38 ( 0 .16 ) – ( 0 .16 ) 12 .54
R-4 shares
2024 11 .57 0 .39 0 .42 0 .81 ( 0 .40 ) – ( 0 .40 ) 11 .98
2023 11 .39 0 .31 0 .18 0 .49 ( 0 .31 ) – ( 0 .31 ) 11 .57
2022 12 .31 0 .15 ( 0 .87 ) ( 0 .72 ) ( 0 .14 ) ( 0 .06 ) ( 0 .20 ) 11 .39
2021 12 .53 0 .09 ( 0 .12 ) ( 0 .03 ) ( 0 .10 ) ( 0 .09 ) ( 0 .19 ) 12 .31
2020 12 .31 0 .18 0 .23 0 .41 ( 0 .19 ) – ( 0 .19 ) 12 .53
R-5 shares
2024 11 .58 0 .41 0 .41 0 .82 ( 0 .41 ) – ( 0 .41 ) 11 .99
2023 11 .40 0 .32 0 .19 0 .51 ( 0 .33 ) – ( 0 .33 ) 11 .58
2022 12 .32 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .40
2021 12 .54 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) ( 0 .09 ) ( 0 .20 ) 12 .32
2020 12 .33 0 .20 0 .21 0 .41 ( 0 .20 ) – ( 0 .20 ) 12 .54

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .51% $ 442 1 .26% 2 .83% 46 .7%
3 .85 425 1 .26 2 .16 35 .4
( 6 .33 ) 591 1 .27 0 .75 28 .4
( 0 .86 ) 532 1 .29 0 .28 52 .4
2 .83 998 1 .29 (b) 0 .94 76 .0
6 .93 9,050 0 .95 3 .14 46 .7
4 .07 9,999 0 .95 2 .50 35 .4
( 6 .03 ) 9,841 0 .96 1 .02 28 .4
( 0 .48 ) 10,268 0 .98 0 .58 52 .4
3 .15 14,361 0 .98 (b) 1 .30 76 .0
7 .04 5,759 0 .76 3 .32 46 .7
4 .36 11,321 0 .76 (b) 2 .69 35 .4
( 5 .86 ) 13,727 0 .77 (b) 1 .23 28 .4
( 0 .29 ) 14,111 0 .79 (b) 0 .76 52 .4
3 .35 6,435 0 .79 (b) 1 .45 76 .0
7 .17 7,909 0 .64 3 .44 46 .7
4 .49 8,616 0 .64 2 .80 35 .4
( 5 .74 ) 9,125 0 .65 1 .31 28 .4
( 0 .17 ) 11,377 0 .67 0 .90 52 .4
3 .38 12,410 0 .67 (b) 1 .62 76 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2024 $ 20 .93 $ 0 .05 $ 5 .70 $ 5 .75 ( $ 0 .04 ) ( $ 0 .69 ) ( $ 0 .73 ) $ 25 .95
2023 22 .97 0 .02 ( 2 .06 ) ( 2 .04 ) – – – 20 .93
2022 30 .71 ( 0 .02 ) ( 5 .59 ) ( 5 .61 ) – ( 2 .13 ) ( 2 .13 ) 22 .97
2021 20 .37 ( 0 .10 ) 11 .00 10 .90 – ( 0 .56 ) ( 0 .56 ) 30 .71
2020 20 .79 – 0 .79 0 .79 – ( 1 .21 ) ( 1 .21 ) 20 .37
Class J shares
2024 19 .80 0 .08 5 .39 5 .47 ( 0 .08 ) ( 0 .69 ) ( 0 .77 ) 24 .50
2023 21 .72 0 .05 ( 1 .95 ) ( 1 .90 ) ( 0 .02 ) – ( 0 .02 ) 19 .80
2022 29 .11 0 .02 ( 5 .28 ) ( 5 .26 ) – ( 2 .13 ) ( 2 .13 ) 21 .72
2021 19 .30 ( 0 .05 ) 10 .42 10 .37 – ( 0 .56 ) ( 0 .56 ) 29 .11
2020 19 .77 0 .02 0 .76 0 .78 ( 0 .04 ) ( 1 .21 ) ( 1 .25 ) 19 .30
Institutional shares
2024 23 .16 0 .13 6 .31 6 .44 ( 0 .11 ) ( 0 .69 ) ( 0 .80 ) 28 .80
2023 25 .39 0 .11 ( 2 .29 ) ( 2 .18 ) ( 0 .05 ) – ( 0 .05 ) 23 .16
2022 33 .60 0 .06 ( 6 .14 ) ( 6 .08 ) – ( 2 .13 ) ( 2 .13 ) 25 .39
2021 22 .21 ( 0 .03 ) 12 .01 11 .98 – ( 0 .59 ) ( 0 .59 ) 33 .60
2020 22 .56 0 .06 0 .88 0 .94 ( 0 .08 ) ( 1 .21 ) ( 1 .29 ) 22 .21
R-1 shares
2024 19 .03 ( 0 .07 ) 5 .17 5 .10 – ( 0 .69 ) ( 0 .69 ) 23 .44
2023 20 .97 ( 0 .08 ) ( 1 .86 ) ( 1 .94 ) – – – 19 .03
2022 28 .35 ( 0 .12 ) ( 5 .13 ) ( 5 .25 ) – ( 2 .13 ) ( 2 .13 ) 20 .97
2021 18 .94 ( 0 .22 ) 10 .19 9 .97 – ( 0 .56 ) ( 0 .56 ) 28 .35
2020 19 .49 ( 0 .09 ) 0 .75 0 .66 – ( 1 .21 ) ( 1 .21 ) 18 .94

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
27 .75% (b) $ 263,797 1 .11% – % 0 .19% 41 .1%
( 8 .88 ) (b) 230,211 1 .19 – 0 .08 28 .7
( 19 .05 ) (b) 253,893 1 .14 – ( 0 .07 ) 18 .7
54 .21 (b) 348,066 1 .12 – ( 0 .35 ) 38 .0
3 .71 (b) 202,896 1 .18 – ( 0 .03 ) 41 .6
27 .94 (b) 192,105 0 .96 (c) 0 .97 (d) 0 .34 41 .1
( 8 .75 ) (b) 165,565 1 .02 (c) 1 .04 (d) 0 .24 28 .7
( 18 .88 ) (b) 193,888 0 .99 (c) 1 .01 (d) 0 .08 18 .7
54 .39 (b) ,(e) 259,335 0 .98 (c) 1 .00 (d) ( 0 .20 ) 38 .0
3 .88 (b) ,(e) 175,489 1 .03 (c) 1 .06 (d) 0 .12 41 .6
28 .10 745,771 0 .85 (f) – 0 .47 41 .1
( 8 .61 ) 378,571 0 .85 (f) – 0 .42 28 .7
( 18 .79 ) 411,643 0 .85 (f) – 0 .21 18 .7
54 .64 577,259 0 .85 (f) – ( 0 .09 ) 38 .0
4 .07 147,591 0 .85 (f) – 0 .28 41 .6
27 .08 1,254 1 .62 – ( 0 .32 ) 41 .1
( 9 .25 ) 1,111 1 .62 – ( 0 .36 ) 28 .7
( 19 .42 ) (e) 1,948 1 .62 – ( 0 .56 ) 18 .7
53 .43 (e) 2,847 1 .62 – ( 0 .84 ) 38 .0
3 .24 1,825 1 .63 – ( 0 .48 ) 41 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
R-3 shares
2024 $ 20 .72 $ – $ 5 .65 $ 5 .65 ( $ 0 .01 ) ( $ 0 .69 ) ( $ 0 .70 ) $ 25 .67
2023 22 .78 ( 0 .01 ) ( 2 .05 ) ( 2 .06 ) – – – 20 .72
2022 30 .51 ( 0 .06 ) ( 5 .54 ) ( 5 .60 ) – ( 2 .13 ) ( 2 .13 ) 22 .78
2021 20 .28 ( 0 .15 ) 10 .94 10 .79 – ( 0 .56 ) ( 0 .56 ) 30 .51
2020 20 .72 ( 0 .03 ) 0 .80 0 .77 – ( 1 .21 ) ( 1 .21 ) 20 .28
R-4 shares
2024 22 .02 0 .05 6 .00 6 .05 ( 0 .04 ) ( 0 .69 ) ( 0 .73 ) 27 .34
2023 24 .15 0 .04 ( 2 .17 ) ( 2 .13 ) – – – 22 .02
2022 32 .15 ( 0 .01 ) ( 5 .86 ) ( 5 .87 ) – ( 2 .13 ) ( 2 .13 ) 24 .15
2021 21 .30 ( 0 .10 ) 11 .51 11 .41 – ( 0 .56 ) ( 0 .56 ) 32 .15
2020 21 .69 – 0 .84 0 .84 ( 0 .02 ) ( 1 .21 ) ( 1 .23 ) 21 .30
R-5 shares
2024 22 .79 0 .08 6 .21 6 .29 ( 0 .07 ) ( 0 .69 ) ( 0 .76 ) 28 .32
2023 24 .98 0 .07 ( 2 .25 ) ( 2 .18 ) ( 0 .01 ) – ( 0 .01 ) 22 .79
2022 33 .14 0 .02 ( 6 .05 ) ( 6 .03 ) – ( 2 .13 ) ( 2 .13 ) 24 .98
2021 21 .91 ( 0 .07 ) 11 .86 11 .79 – ( 0 .56 ) ( 0 .56 ) 33 .14
2020 22 .28 0 .03 0 .86 0 .89 ( 0 .05 ) ( 1 .21 ) ( 1 .26 ) 21 .91
R-6 shares
2024 23 .19 0 .15 6 .33 6 .48 ( 0 .14 ) ( 0 .69 ) ( 0 .83 ) 28 .84
2023 25 .42 0 .13 ( 2 .28 ) ( 2 .15 ) ( 0 .08 ) – ( 0 .08 ) 23 .19
2022 33 .61 0 .08 ( 6 .14 ) ( 6 .06 ) – ( 2 .13 ) ( 2 .13 ) 25 .42
2021 22 .21 – 12 .01 12 .01 – ( 0 .61 ) ( 0 .61 ) 33 .61
2020 22 .56 0 .08 0 .88 0 .96 ( 0 .10 ) ( 1 .21 ) ( 1 .31 ) 22 .21

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
27 .55% $ 15,484 1 .31% ( 0 .01 ) % 41 .1%
( 9 .04 ) 14,313 1 .31 ( 0 .05 ) 28 .7
( 19 .15 ) 14,119 1 .31 ( 0 .24 ) 18 .7
53 .90 15,267 1 .31 ( 0 .54 ) 38 .0
3 .60 7,119 1 .32 ( 0 .17 ) 41 .6
27 .72 30,197 1 .12 0 .18 41 .1
( 8 .82 ) 32,239 1 .12 0 .14 28 .7
( 19 .00 ) 40,043 1 .12 ( 0 .06 ) 18 .7
54 .23 50,467 1 .12 ( 0 .35 ) 38 .0
3 .78 28,740 1 .13 0 .01 41 .6
27 .87 44,708 1 .00 0 .30 41 .1
( 8 .72 ) 38,705 1 .00 0 .26 28 .7
( 18 .91 ) 50,244 1 .00 0 .09 18 .7
54 .46 44,522 1 .00 ( 0 .23 ) 38 .0
3 .88 26,842 1 .01 0 .13 41 .6
28 .23 986,896 0 .74 (b) 0 .53 41 .1
( 8 .49 ) 200,915 0 .76 (b) 0 .51 28 .7
( 18 .72 ) 221,952 0 .75 (b) 0 .32 18 .7
54 .76 169,609 0 .75 (b) 0 .01 38 .0
4 .14 75,621 0 .77 (b) 0 .37 41 .6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2024 $ 6 .89 ( $ 0 .04 ) $ 2 .44 $ 2 .40 $ – $ – $ 9 .29
2023 7 .47 ( 0 .04 ) ( 0 .44 ) ( 0 .48 ) ( 0 .10 ) ( 0 .10 ) 6 .89
2022 13 .34 ( 0 .06 ) ( 3 .36 ) ( 3 .42 ) ( 2 .45 ) ( 2 .45 ) 7 .47
2021 10 .37 ( 0 .09 ) 3 .94 3 .85 ( 0 .88 ) ( 0 .88 ) 13 .34
2020 9 .29 ( 0 .07 ) 2 .16 2 .09 ( 1 .01 ) ( 1 .01 ) 10 .37
Institutional shares
2024 11 .66 ( 0 .05 ) 4 .14 4 .09 – – 15 .75
2023 12 .54 ( 0 .04 ) ( 0 .74 ) ( 0 .78 ) ( 0 .10 ) ( 0 .10 ) 11 .66
2022 20 .54 ( 0 .07 ) ( 5 .48 ) ( 5 .55 ) ( 2 .45 ) ( 2 .45 ) 12 .54
2021 15 .56 ( 0 .12 ) 5 .98 5 .86 ( 0 .88 ) ( 0 .88 ) 20 .54
2020 13 .45 ( 0 .08 ) 3 .20 3 .12 ( 1 .01 ) ( 1 .01 ) 15 .56
R-1 shares
2024 7 .92 ( 0 .11 ) 2 .80 2 .69 – – 10 .61
2023 8 .61 ( 0 .09 ) ( 0 .50 ) ( 0 .59 ) ( 0 .10 ) ( 0 .10 ) 7 .92
2022 15 .05 ( 0 .12 ) ( 3 .87 ) ( 3 .99 ) ( 2 .45 ) ( 2 .45 ) 8 .61
2021 11 .67 ( 0 .19 ) 4 .45 4 .26 ( 0 .88 ) ( 0 .88 ) 15 .05
2020 10 .40 ( 0 .14 ) 2 .42 2 .28 ( 1 .01 ) ( 1 .01 ) 11 .67
R-3 shares
2024 8 .56 ( 0 .09 ) 3 .04 2 .95 – – 11 .51
2023 9 .28 ( 0 .07 ) ( 0 .55 ) ( 0 .62 ) ( 0 .10 ) ( 0 .10 ) 8 .56
2022 15 .96 ( 0 .10 ) ( 4 .13 ) ( 4 .23 ) ( 2 .45 ) ( 2 .45 ) 9 .28
2021 12 .30 ( 0 .16 ) 4 .70 4 .54 ( 0 .88 ) ( 0 .88 ) 15 .96
2020 10 .87 ( 0 .11 ) 2 .55 2 .44 ( 1 .01 ) ( 1 .01 ) 12 .30
R-4 shares
2024 9 .61 ( 0 .07 ) 3 .41 3 .34 – – 12 .95
2023 10 .38 ( 0 .06 ) ( 0 .61 ) ( 0 .67 ) ( 0 .10 ) ( 0 .10 ) 9 .61
2022 17 .51 ( 0 .09 ) ( 4 .59 ) ( 4 .68 ) ( 2 .45 ) ( 2 .45 ) 10 .38
2021 13 .40 ( 0 .14 ) 5 .13 4 .99 ( 0 .88 ) ( 0 .88 ) 17 .51
2020 11 .74 ( 0 .10 ) 2 .77 2 .67 ( 1 .01 ) ( 1 .01 ) 13 .40
R-5 shares
2024 10 .43 ( 0 .06 ) 3 .69 3 .63 – – 14 .06
2023 11 .24 ( 0 .05 ) ( 0 .66 ) ( 0 .71 ) ( 0 .10 ) ( 0 .10 ) 10 .43
2022 18 .71 ( 0 .08 ) ( 4 .94 ) ( 5 .02 ) ( 2 .45 ) ( 2 .45 ) 11 .24
2021 14 .25 ( 0 .13 ) 5 .47 5 .34 ( 0 .88 ) ( 0 .88 ) 18 .71
2020 12 .42 ( 0 .09 ) 2 .93 2 .84 ( 1 .01 ) ( 1 .01 ) 14 .25
R-6 shares
2024 11 .70 ( 0 .03 ) 4 .14 4 .11 – – 15 .81
2023 12 .57 ( 0 .02 ) ( 0 .75 ) ( 0 .77 ) ( 0 .10 ) ( 0 .10 ) 11 .70
2022 20 .56 ( 0 .05 ) ( 5 .49 ) ( 5 .54 ) ( 2 .45 ) ( 2 .45 ) 12 .57
2021 15 .55 ( 0 .10 ) 5 .99 5 .89 ( 0 .88 ) ( 0 .88 ) 20 .56
2020 13 .43 ( 0 .06 ) 3 .19 3 .13 ( 1 .01 ) ( 1 .01 ) 15 .55

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
34 .83% (b) $ 69,270 1 .09% (c) 1 .13% (d) ( 0 .49 ) % 61 .2%
( 6 .47 ) (b) 56,943 1 .14 (c) 1 .18 (d) ( 0 .49 ) 50 .3
( 29 .78 ) (b) 63,827 1 .11 (c) 1 .15 (d) ( 0 .64 ) 50 .7
38 .18 (b) 103,343 1 .07 (c) 1 .11 (d) ( 0 .74 ) 62 .1
24 .24 (b) 78,084 1 .16 (c) 1 .22 (d) ( 0 .75 ) 67 .6
35 .08 114,047 0 .96 (e) – ( 0 .35 ) 61 .2
( 6 .25 ) 133,979 0 .97 (e) – ( 0 .32 ) 50 .3
( 29 .74 ) (f) 195,117 0 .94 (e) – ( 0 .47 ) 50 .7
38 .44 (f) 300,718 0 .93 (e) – ( 0 .60 ) 62 .1
24 .51 (f) 222,802 0 .97 (e) – ( 0 .57 ) 67 .6
33 .96 1,489 1 .72 (e) – ( 1 .11 ) 61 .2
( 6 .90 ) 1,254 1 .72 (e) – ( 1 .06 ) 50 .3
( 30 .30 ) (f) 1,688 1 .71 (e) – ( 1 .25 ) 50 .7
37 .37 (f) 2,523 1 .71 (e) – ( 1 .38 ) 62 .1
23 .53 (f) 1,980 1 .75 (e) – ( 1 .34 ) 67 .6
34 .46 15,205 1 .41 (e) – ( 0 .80 ) 61 .2
( 6 .62 ) (f) 11,855 1 .41 (e) – ( 0 .75 ) 50 .3
( 30 .07 ) (f) 13,703 1 .40 (e) – ( 0 .94 ) 50 .7
37 .78 18,489 1 .40 (e) – ( 1 .07 ) 62 .1
23 .92 13,013 1 .44 (e) – ( 1 .03 ) 67 .6
34 .76 8,566 1 .22 (e) – ( 0 .61 ) 61 .2
( 6 .49 ) 8,538 1 .22 (e) – ( 0 .56 ) 50 .3
( 29 .95 ) (f) 9,817 1 .21 (e) – ( 0 .75 ) 50 .7
38 .13 (f) 21,478 1 .21 (e) – ( 0 .88 ) 62 .1
24 .12 15,438 1 .25 (e) – ( 0 .84 ) 67 .6
34 .80 23,968 1 .10 (e) – ( 0 .49 ) 61 .2
( 6 .34 ) 20,970 1 .10 (e) – ( 0 .44 ) 50 .3
( 29 .79 ) 32,559 1 .09 (e) – ( 0 .63 ) 50 .7
38 .24 50,285 1 .09 (e) – ( 0 .75 ) 62 .1
24 .17 42,541 1 .13 (e) – ( 0 .72 ) 67 .6
35 .13 1,892,007 0 .84 (e) – ( 0 .23 ) 61 .2
( 6 .07 ) (f) 1,786,028 0 .84 (e) – ( 0 .19 ) 50 .3
( 29 .67 ) (f) 1,935,411 0 .84 (e) – ( 0 .37 ) 50 .7
38 .60 2,780,704 0 .83 (e) – ( 0 .50 ) 62 .1
24 .63 (f) 1,817,204 0 .86 (e) – ( 0 .46 ) 67 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2024 $ 20 .38 $ 0 .31 $ 5 .61 $ 5 .92 ( $ 0 .34 ) ( $ 0 .75 ) ( $ 1 .09 ) $ 25 .21
2023 24 .87 0 .31 ( 2 .19 ) ( 1 .88 ) ( 0 .28 ) ( 2 .33 ) ( 2 .61 ) 20 .38
2022 31 .18 0 .27 ( 3 .84 ) ( 3 .57 ) ( 0 .25 ) ( 2 .49 ) ( 2 .74 ) 24 .87
2021 20 .17 0 .24 11 .32 11 .56 ( 0 .24 ) ( 0 .31 ) ( 0 .55 ) 31 .18
2020 23 .55 0 .21 ( 1 .85 ) ( 1 .64 ) ( 0 .26 ) ( 1 .48 ) ( 1 .74 ) 20 .17
Institutional shares
2024 22 .15 0 .38 6 .12 6 .50 ( 0 .39 ) ( 0 .75 ) ( 1 .14 ) 27 .51
2023 26 .79 0 .38 ( 2 .36 ) ( 1 .98 ) ( 0 .33 ) ( 2 .33 ) ( 2 .66 ) 22 .15
2022 33 .36 0 .34 ( 4 .12 ) ( 3 .78 ) ( 0 .30 ) ( 2 .49 ) ( 2 .79 ) 26 .79
2021 21 .54 0 .31 12 .09 12 .40 ( 0 .27 ) ( 0 .31 ) ( 0 .58 ) 33 .36
2020 25 .03 0 .27 ( 1 .98 ) ( 1 .71 ) ( 0 .30 ) ( 1 .48 ) ( 1 .78 ) 21 .54
R-1 shares
2024 21 .57 0 .16 5 .95 6 .11 ( 0 .17 ) ( 0 .75 ) ( 0 .92 ) 26 .76
2023 26 .15 0 .18 ( 2 .31 ) ( 2 .13 ) ( 0 .12 ) ( 2 .33 ) ( 2 .45 ) 21 .57
2022 32 .59 0 .10 ( 4 .03 ) ( 3 .93 ) ( 0 .02 ) ( 2 .49 ) ( 2 .51 ) 26 .15
2021 21 .08 0 .06 11 .85 11 .91 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 32 .59
2020 24 .50 0 .09 ( 1 .95 ) ( 1 .86 ) ( 0 .08 ) ( 1 .48 ) ( 1 .56 ) 21 .08
R-3 shares
2024 22 .72 0 .26 6 .27 6 .53 ( 0 .25 ) ( 0 .75 ) ( 1 .00 ) 28 .25
2023 27 .39 0 .26 ( 2 .42 ) ( 2 .16 ) ( 0 .18 ) ( 2 .33 ) ( 2 .51 ) 22 .72
2022 34 .04 0 .20 ( 4 .22 ) ( 4 .02 ) ( 0 .14 ) ( 2 .49 ) ( 2 .63 ) 27 .39
2021 21 .99 0 .16 12 .35 12 .51 ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 34 .04
2020 25 .52 0 .16 ( 2 .02 ) ( 1 .86 ) ( 0 .19 ) ( 1 .48 ) ( 1 .67 ) 21 .99
R-4 shares
2024 23 .11 0 .31 6 .38 6 .69 ( 0 .29 ) ( 0 .75 ) ( 1 .04 ) 28 .76
2023 27 .83 0 .32 ( 2 .47 ) ( 2 .15 ) ( 0 .24 ) ( 2 .33 ) ( 2 .57 ) 23 .11
2022 34 .52 0 .25 ( 4 .27 ) ( 4 .02 ) ( 0 .18 ) ( 2 .49 ) ( 2 .67 ) 27 .83
2021 22 .28 0 .22 12 .53 12 .75 ( 0 .20 ) ( 0 .31 ) ( 0 .51 ) 34 .52
2020 25 .84 0 .21 ( 2 .07 ) ( 1 .86 ) ( 0 .22 ) ( 1 .48 ) ( 1 .70 ) 22 .28
R-5 shares
2024 23 .29 0 .35 6 .43 6 .78 ( 0 .33 ) ( 0 .75 ) ( 1 .08 ) 28 .99
2023 28 .03 0 .35 ( 2 .49 ) ( 2 .14 ) ( 0 .27 ) ( 2 .33 ) ( 2 .60 ) 23 .29
2022 34 .76 0 .29 ( 4 .30 ) ( 4 .01 ) ( 0 .23 ) ( 2 .49 ) ( 2 .72 ) 28 .03
2021 22 .44 0 .26 12 .60 12 .86 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 34 .76
2020 26 .00 0 .23 ( 2 .06 ) ( 1 .83 ) ( 0 .25 ) ( 1 .48 ) ( 1 .73 ) 22 .44
R-6 shares
2024 22 .14 0 .39 6 .11 6 .50 ( 0 .40 ) ( 0 .75 ) ( 1 .15 ) 27 .49
2023 26 .78 0 .39 ( 2 .36 ) ( 1 .97 ) ( 0 .34 ) ( 2 .33 ) ( 2 .67 ) 22 .14
2022 33 .35 0 .35 ( 4 .11 ) ( 3 .76 ) ( 0 .32 ) ( 2 .49 ) ( 2 .81 ) 26 .78
2021 21 .54 0 .33 12 .08 12 .41 ( 0 .29 ) ( 0 .31 ) ( 0 .60 ) 33 .35
2020 25 .03 0 .27 ( 1 .96 ) ( 1 .69 ) ( 0 .32 ) ( 1 .48 ) ( 1 .80 ) 21 .54

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29 .50% (b) $ 183,530 0 .38% (c) 0 .39% (d) 1 .30% 22 .4%
( 8 .04 ) (b) 152,416 0 .42 (c) 0 .44 (d) 1 .35 27 .5
( 12 .25 ) (b) 175,397 0 .40 (c) 0 .42 (d) 1 .01 15 .9
57 .97 (b) 209,971 0 .39 (c) 0 .41 (d) 0 .83 11 .9
( 7 .93 ) (b) 136,338 0 .42 (c) 0 .45 (d) 1 .02 21 .4
29 .76 222,349 0 .21 (e) – 1 .47 22 .4
( 7 .85 ) 200,564 0 .21 (e) – 1 .56 27 .5
( 12 .08 ) 229,566 0 .21 (e) – 1 .19 15 .9
58 .26 291,508 0 .21 (e) – 1 .01 11 .9
( 7 .75 ) 218,125 0 .24 (e) – 1 .22 21 .4
28 .68 5,516 1 .04 – 0 .64 22 .4
( 8 .61 ) 5,454 1 .04 – 0 .73 27 .5
( 12 .81 ) (f) 6,738 1 .04 – 0 .37 15 .9
56 .98 (f) 8,077 1 .04 – 0 .18 11 .9
( 8 .48 ) 6,987 1 .04 – 0 .42 21 .4
29 .09 66,441 0 .73 – 0 .96 22 .4
( 8 .33 ) 64,740 0 .73 – 1 .04 27 .5
( 12 .54 ) 79,204 0 .73 – 0 .67 15 .9
57 .42 103,119 0 .73 – 0 .49 11 .9
( 8 .19 ) 71,759 0 .73 – 0 .72 21 .4
29 .34 26,473 0 .54 – 1 .14 22 .4
( 8 .17 ) 24,254 0 .54 – 1 .23 27 .5
( 12 .35 ) 34,056 0 .54 – 0 .86 15 .9
57 .78 45,339 0 .54 – 0 .68 11 .9
( 8 .07 ) 39,413 0 .54 – 0 .92 21 .4
29 .49 88,918 0 .42 – 1 .26 22 .4
( 8 .07 ) 80,736 0 .42 – 1 .35 27 .5
( 12 .25 ) 103,304 0 .42 – 0 .99 15 .9
57 .89 128,741 0 .42 – 0 .80 11 .9
( 7 .91 ) 92,028 0 .42 – 1 .04 21 .4
29 .78 623,848 0 .16 – 1 .52 22 .4
( 7 .80 ) 514,879 0 .17 – 1 .60 27 .5
( 12 .04 ) 533,682 0 .16 (e) – 1 .24 15 .9
58 .33 646,055 0 .16 (e) – 1 .06 11 .9
( 7 .67 ) 459,359 0 .16 (e) – 1 .28 21 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2024 $ 9 .88 $ 0 .12 $ 2 .41 $ 2 .53 ( $ 0 .10 ) ( $ 0 .25 ) ( $ 0 .35 ) $ 12 .06
2023 11 .41 0 .09 ( 0 .42 ) ( 0 .33 ) ( 0 .06 ) ( 1 .14 ) ( 1 .20 ) 9 .88
2022 14 .02 0 .05 ( 0 .75 ) ( 0 .70 ) ( 0 .06 ) ( 1 .85 ) ( 1 .91 ) 11 .41
2021 8 .63 0 .04 5 .39 5 .43 ( 0 .04 ) – ( 0 .04 ) 14 .02
2020 10 .19 0 .04 ( 1 .55 ) ( 1 .51 ) ( 0 .05 ) – ( 0 .05 ) 8 .63
Institutional shares
2024 10 .34 0 .16 2 .50 2 .66 ( 0 .13 ) ( 0 .25 ) ( 0 .38 ) 12 .62
2023 11 .88 0 .13 ( 0 .44 ) ( 0 .31 ) ( 0 .09 ) ( 1 .14 ) ( 1 .23 ) 10 .34
2022 14 .50 0 .09 ( 0 .77 ) ( 0 .68 ) ( 0 .09 ) ( 1 .85 ) ( 1 .94 ) 11 .88
2021 8 .94 0 .09 5 .56 5 .65 ( 0 .09 ) – ( 0 .09 ) 14 .50
2020 10 .55 0 .08 ( 1 .59 ) ( 1 .51 ) ( 0 .10 ) – ( 0 .10 ) 8 .94
R-1 shares
2024 8 .75 0 .05 2 .12 2 .17 ( 0 .05 ) ( 0 .25 ) ( 0 .30 ) 10 .62
2023 10 .25 0 .03 ( 0 .37 ) ( 0 .34 ) ( 0 .02 ) ( 1 .14 ) ( 1 .16 ) 8 .75
2022 12 .79 ( 0 .01 ) ( 0 .68 ) ( 0 .69 ) – ( 1 .85 ) ( 1 .85 ) 10 .25
2021 7 .90 ( 0 .02 ) 4 .92 4 .90 ( 0 .01 ) – ( 0 .01 ) 12 .79
2020 9 .32 0 .01 ( 1 .43 ) ( 1 .42 ) – – – 7 .90
R-3 shares
2024 9 .65 0 .08 2 .35 2 .43 ( 0 .08 ) ( 0 .25 ) ( 0 .33 ) 11 .75
2023 11 .17 0 .07 ( 0 .41 ) ( 0 .34 ) ( 0 .04 ) ( 1 .14 ) ( 1 .18 ) 9 .65
2022 13 .76 0 .02 ( 0 .73 ) ( 0 .71 ) ( 0 .03 ) ( 1 .85 ) ( 1 .88 ) 11 .17
2021 8 .48 0 .02 5 .29 5 .31 ( 0 .03 ) – ( 0 .03 ) 13 .76
2020 10 .01 0 .03 ( 1 .52 ) ( 1 .49 ) ( 0 .04 ) – ( 0 .04 ) 8 .48
R-4 shares
2024 9 .89 0 .11 2 .40 2 .51 ( 0 .10 ) ( 0 .25 ) ( 0 .35 ) 12 .05
2023 11 .41 0 .09 ( 0 .42 ) ( 0 .33 ) ( 0 .05 ) ( 1 .14 ) ( 1 .19 ) 9 .89
2022 14 .02 0 .05 ( 0 .76 ) ( 0 .71 ) ( 0 .05 ) ( 1 .85 ) ( 1 .90 ) 11 .41
2021 8 .63 0 .05 5 .39 5 .44 ( 0 .05 ) – ( 0 .05 ) 14 .02
2020 10 .19 0 .05 ( 1 .55 ) ( 1 .50 ) ( 0 .06 ) – ( 0 .06 ) 8 .63
R-5 shares
2024 10 .06 0 .13 2 .44 2 .57 ( 0 .10 ) ( 0 .25 ) ( 0 .35 ) 12 .28
2023 11 .59 0 .10 ( 0 .42 ) ( 0 .32 ) ( 0 .07 ) ( 1 .14 ) ( 1 .21 ) 10 .06
2022 14 .20 0 .06 ( 0 .75 ) ( 0 .69 ) ( 0 .07 ) ( 1 .85 ) ( 1 .92 ) 11 .59
2021 8 .75 0 .06 5 .45 5 .51 ( 0 .06 ) – ( 0 .06 ) 14 .20
2020 10 .33 0 .06 ( 1 .57 ) ( 1 .51 ) ( 0 .07 ) – ( 0 .07 ) 8 .75
R-6 shares
2024 10 .33 0 .16 2 .51 2 .67 ( 0 .14 ) ( 0 .25 ) ( 0 .39 ) 12 .61
2023 11 .87 0 .13 ( 0 .43 ) ( 0 .30 ) ( 0 .10 ) ( 1 .14 ) ( 1 .24 ) 10 .33
2022 14 .50 0 .09 ( 0 .77 ) ( 0 .68 ) ( 0 .10 ) ( 1 .85 ) ( 1 .95 ) 11 .87
2021 8 .93 0 .10 5 .56 5 .66 ( 0 .09 ) – ( 0 .09 ) 14 .50
2020 10 .54 0 .09 ( 1 .60 ) ( 1 .51 ) ( 0 .10 ) – ( 0 .10 ) 8 .93

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
25 .67% (b) $ 23,814 1 .21% (c) 1 .25% (d) 1 .01% 73 .9%
( 2 .93 ) (b) 19,813 1 .31 (c) 1 .35 (d) 0 .81 65 .2
( 5 .41 ) (b) 20,790 1 .28 (c) 1 .32 (d) 0 .40 55 .4
63 .03 (b) 23,564 1 .29 (c) 1 .33 (d) 0 .35 87 .5
( 14 .92 ) (b) 11,752 1 .48 (c) 1 .54 (d) 0 .42 92 .2
25 .89 171,914 0 .96 (e) – 1 .30 73 .9
( 2 .58 ) 193,833 0 .96 (e) – 1 .18 65 .2
( 5 .02 ) 185,308 0 .96 (e) – 0 .73 55 .4
63 .45 204,526 0 .96 (e) – 0 .70 87 .5
( 14 .51 ) 103,672 0 .98 (e) – 0 .90 92 .2
24 .88 618 1 .80 (e) – 0 .45 73 .9
( 3 .40 ) 642 1 .81 (e) – 0 .32 65 .2
( 5 .84 ) 772 1 .80 (e) – ( 0 .13 ) 55 .4
62 .06 741 1 .80 (e) – ( 0 .13 ) 87 .5
( 15 .21 ) 583 1 .84 (e) – 0 .06 92 .2
25 .27 5,036 1 .49 (e) – 0 .75 73 .9
( 3 .12 ) 4,937 1 .50 (e) – 0 .63 65 .2
( 5 .59 ) 5,063 1 .49 (e) – 0 .19 55 .4
62 .67 6,089 1 .49 (e) – 0 .14 87 .5
( 14 .99 ) 3,599 1 .53 (e) – 0 .39 92 .2
25 .47 3,599 1 .30 (e) – 0 .92 73 .9
( 2 .87 ) 2,741 1 .31 (e) – 0 .81 65 .2
( 5 .45 ) 2,703 1 .30 (e) – 0 .39 55 .4
63 .15 4,153 1 .30 (e) – 0 .37 87 .5
( 14 .84 ) 2,278 1 .34 (e) – 0 .59 92 .2
25 .69 6,507 1 .18 (e) – 1 .10 73 .9
( 2 .82 ) 10,587 1 .19 (e) – 0 .94 65 .2
( 5 .28 ) 13,339 1 .18 (e) – 0 .51 55 .4
63 .22 16,754 1 .18 (e) – 0 .49 87 .5
( 14 .74 ) 14,788 1 .22 (e) – 0 .69 92 .2
25 .94 907,192 0 .94 (e) – 1 .29 73 .9
( 2 .55 ) 935,878 0 .93 (e) – 1 .19 65 .2
( 5 .07 ) 895,326 0 .93 (e) – 0 .76 55 .4
63 .66 1,150,438 0 .93 (e) – 0 .72 87 .5
( 14 .51 ) 663,938 0 .96 (e) – 0 .94 92 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2024 $ 6 .34 $ 0 .23 $ 0 .37 $ 0 .60 ( $ 0 .23 ) ( $ 0 .23 ) $ 6 .71
2023 6 .31 0 .21 0 .03 0 .24 ( 0 .21 ) ( 0 .21 ) 6 .34
2022 7 .61 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .17 ) ( 0 .17 ) 6 .31
2021 7 .40 0 .17 0 .21 0 .38 ( 0 .17 ) ( 0 .17 ) 7 .61
2020 7 .43 0 .18 ( 0 .04 ) 0 .14 ( 0 .17 ) ( 0 .17 ) 7 .40
Class C shares
2024 6 .36 0 .17 0 .38 0 .55 ( 0 .17 ) ( 0 .17 ) 6 .74
2023 6 .33 0 .16 0 .02 0 .18 ( 0 .15 ) ( 0 .15 ) 6 .36
2022 7 .63 0 .11 ( 1 .30 ) ( 1 .19 ) ( 0 .11 ) ( 0 .11 ) 6 .33
2021 7 .43 0 .11 0 .20 0 .31 ( 0 .11 ) ( 0 .11 ) 7 .63
2020 7 .46 0 .12 ( 0 .04 ) 0 .08 ( 0 .11 ) ( 0 .11 ) 7 .43
Institutional shares
2024 6 .35 0 .25 0 .37 0 .62 ( 0 .25 ) ( 0 .25 ) 6 .72
2023 6 .31 0 .23 0 .03 0 .26 ( 0 .22 ) ( 0 .22 ) 6 .35
2022 7 .61 0 .19 ( 1 .30 ) ( 1 .11 ) ( 0 .19 ) ( 0 .19 ) 6 .31
2021 7 .41 0 .19 0 .20 0 .39 ( 0 .19 ) ( 0 .19 ) 7 .61
2020 7 .44 0 .21 ( 0 .05 ) 0 .16 ( 0 .19 ) ( 0 .19 ) 7 .41

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .54% (b) $ 257,775 0 .87% 0 .72% (c) 3 .38% 42 .9%
3 .64 (b) 261,663 0 .85 0 .73 (c) 3 .22 36 .9
( 14 .99 ) (b) 299,054 0 .77 0 .73 (c) 2 .44 59 .3
5 .19 (b) 417,381 0 .79 0 .76 (c) 2 .18 24 .8
1 .89 (b) 356,581 0 .81 0 .77 (c) 2 .50 66 .7
8 .70 (b) 14,303 1 .77 1 .62 (c) 2 .46 42 .9
2 .71 (b) 16,673 1 .74 (d) 1 .62 (c) ,(d) 2 .33 36 .9
( 15 .67 ) (b) 22,134 1 .61 (d) 1 .57 (c) ,(d) 1 .59 59 .3
4 .17 (b) 35,338 1 .61 (d) 1 .58 (c) ,(d) 1 .37 24 .8
1 .05 (b) 38,229 1 .63 (d) 1 .59 (c) ,(d) 1 .69 66 .7
9 .82 295,345 0 .60 (d) 0 .45 (c) ,(d) 3 .66 42 .9
4 .09 266,213 0 .57 (d) 0 .45 (c) ,(d) 3 .51 36 .9
( 14 .88 ) (e) 278,642 0 .50 (d) 0 .46 (c) ,(d) 2 .72 59 .3
5 .44 (e) 345,082 0 .54 (d) 0 .51 (c) ,(d) 2 .42 24 .8
2 .14 248,148 0 .56 (d) 0 .52 (c) ,(d) 2 .85 66 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Report of Independent Registered Public Accounting Firm

To the Shareholders of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund,
Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government
Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund (formerly International Fund I), LargeCap Growth Fund I, LargeCap
S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money
Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime
2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal
LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal
LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid
2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal
LifeTime Hybrid 2070 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM
Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap
Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund and the Board of Directors of Principal Funds, Inc..
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund,
Diversified International Fund, Equity Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund,
Government & High Quality Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund (formerly
International Fund I), LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap
S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020
Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal
LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid
2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal
LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060
Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate
Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth
Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (collectively referred to as the “Funds”) (64 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of October 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (64 of the portfolios constituting the
Fund) at October 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with
U.S. generally accepted accounting principles.
Individual fund constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
California Municipal Fund
Core Fixed Income Fund
Core Plus Bond Fund
Diversified Income Fund
Diversified International Fund
Equity Income Fund
Finisterre Emerging Markets Total Return
Bond Fund
Global Emerging Markets Fund
Global Real Estate Securities Fund
Government & High Quality Bond Fund
Government Money Market Fund
High Income Fund
High Yield Fund
Inflation Protection Fund
International Equity Fund (formerly
International Fund I)
LargeCap Growth Fund I
LargeCap S&P 500 Index Fund
LargeCap Value Fund III
MidCap Fund
MidCap Growth Fund
MidCap Growth Fund III
MidCap S&P 400 Index Fund
MidCap Value Fund I
Money Market Fund
Overseas Fund
Principal Capital Appreciation Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
For the year ended
October 31, 2024
For each of the two
years in the period ended
October 31, 2024
For each of the five years in the period
ended October 31, 2024

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits.
We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, agent banks, brokers and transfer agents; when replies were not received from brokers, transfer agents or agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 20, 2024
Individual fund constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime 2060 Fund
Principal LifeTime 2065 Fund
Principal LifeTime Hybrid 2015 Fund
Principal LifeTime Hybrid 2020 Fund
Principal LifeTime Hybrid 2025 Fund
Principal LifeTime Hybrid 2030 Fund
Principal LifeTime Hybrid 2035 Fund
Principal LifeTime Hybrid 2040 Fund
Principal LifeTime Hybrid 2045 Fund
Principal LifeTime Hybrid 2050 Fund
Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid Income Fund
Principal LifeTime Strategic Income Fund
Real Estate Securities Fund
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Fund
SmallCap Fund
SmallCap Growth Fund I
SmallCap S&P 600 Index Fund
SmallCap Value Fund II
Tax-Exempt Bond Fund
For the year ended
October 31, 2024
For each of the two
years in the period ended
October 31, 2024
For each of the five years in the period
ended October 31, 2024
Principal LifeTime 2070 Fund
Principal LifeTime Hybrid 2070 Fund
For the year ended
October 31, 2024.
For the year ended October 31, 2024 and the period from March 1,
2023 (commencement of operations) through October 31, 2023.

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2024, July 2024, August 2024,
September 2024, October 2024 and November 2024 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
June 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 87.50 0.00 12.50
Diversified Income Fund 9.12 0.00 90.88
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 41.42 0.00 58.58
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 90.34 0.00 9.66
July 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 87.47 0.00 12.53
Diversified Income Fund 14.47 0.00 85.53
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 45.05 0.00 54.95
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 94.72 0.00 5.28
August 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 88.26 0.00 11.74
Diversified Income Fund 11.09 0.00 88.91
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 42.92 0.00 57.08
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 94.14 0.00 5.86
September 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 91.47 0.00 8.53
Diversified Income Fund 12.17 0.00 87.83
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 10.19 0.00 89.81
High Yield Fund 22.58 0.00 77.42
October 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 19.82 0.00 80.18
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 47.51 0.00 52.49

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
November 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 88.53 0.00 11.47
Diversified Income Fund 19.21 0.00 80.79
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 52.24 0.00 47.76

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2024 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2024 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following percentage of taxable ordinary income distributions
*
, or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2023 :
DRD
California Municipal Fund 0.00%
Core Fixed Income Fund 1.07
Core Plus Bond Fund 1.48
Diversified Income Fund 11.92
Diversified International Fund 0.26
Equity Income Fund 94.99
Finisterre Emerging Markets Total Return Bond Fund 0.00
Global Emerging Markets Fund 0.27
Global Real Estate Securities Fund 0.52
Government & High Quality Bond Fund 0.00
Government Money Market Fund 0.00
High Income Fund 0.00
High Yield Fund 0.87
Inflation Protection Fund 0.00
International Equity Fund 0.00
LargeCap Growth Fund I 100.00
LargeCap S&P 500 Index Fund 99.68
LargeCap Value Fund III 98.20
MidCap Fund 100.00
MidCap Growth Fund 0.00
MidCap Growth Fund III 0.00
MidCap S&P 400 Index Fund 81.06
MidCap Value Fund I 100.00
Money Market Fund 0.00
Overseas Fund 0.00
Principal Capital Appreciation Fund 100.00
Principal LifeTime 2015 Fund 9.20
Principal LifeTime 2020 Fund 11.43
Principal LifeTime 2025 Fund 14.17
Principal LifeTime 2030 Fund 16.80
Principal LifeTime 2035 Fund 21.56
Principal LifeTime 2040 Fund 27.24
Principal LifeTime 2045 Fund 32.91
Principal LifeTime 2050 Fund 37.46
Principal LifeTime 2055 Fund 37.33
Principal LifeTime 2060 Fund 37.08
Principal LifeTime 2065 Fund 37.53
Principal LifeTime 2070 Fund 34.63
Principal LifeTime Hybrid 2015 Fund 11.49
Principal LifeTime Hybrid 2020 Fund 14.18
Principal LifeTime Hybrid 2025 Fund 17.53
Principal LifeTime Hybrid 2030 Fund 20.80
Principal LifeTime Hybrid 2035 Fund 26.07
Principal LifeTime Hybrid 2040 Fund 34.37
Principal LifeTime Hybrid 2045 Fund 41.53
Principal LifeTime Hybrid 2050 Fund 48.62
Principal LifeTime Hybrid 2055 Fund 49.05
Principal LifeTime Hybrid 2060 Fund 49.09
Principal LifeTime Hybrid 2065 Fund 49.06
Principal LifeTime Hybrid 2070 Fund 47.27
Principal LifeTime Hybrid Income Fund 10.77
Principal LifeTime Strategic Income Fund 9.70
Real Estate Securities Fund 0.97

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2024 (unaudited)

*For purposes of calculating DRD, "ordinary income distributions" includes dividend distributions, short term capital gains distributions, and foreign taxes paid.
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2023 :
DRD
SAM Balanced Portfolio 35.49%
SAM Conservative Balanced Portfolio 20.65
SAM Conservative Growth Portfolio 57.38
SAM Flexible Income Portfolio 14.40
SAM Strategic Growth Portfolio 86.49
Short-Term Income Fund 0.00
SmallCap Fund 93.16
SmallCap Growth Fund I 0.00
SmallCap S&P 600 Index Fund 81.22
SmallCap Value Fund II 52.52
Tax-Exempt Bond Fund 0.00
QDI
California Municipal Fund 0.00%
Core Fixed Income Fund 1.07
Core Plus Bond Fund 1.83
Diversified Income Fund 14.65
Diversified International Fund 76.51
Equity Income Fund 100.00
Finisterre Emerging Markets Total Return Bond Fund 4.26
Global Emerging Markets Fund 47.50
Global Real Estate Securities Fund 31.01
Government & High Quality Bond Fund 0.00
Government Money Market Fund 0.00
High Income Fund 0.07
High Yield Fund 1.46
Inflation Protection Fund 0.00
International Equity Fund 83.07
LargeCap Growth Fund I 100.00
LargeCap S&P 500 Index Fund 100.00
LargeCap Value Fund III 100.00
MidCap Fund 100.00
MidCap Growth Fund 0.00
MidCap Growth Fund III 0.00
MidCap S&P 400 Index Fund 84.09
MidCap Value Fund I 100.00
Money Market Fund 0.00
Overseas Fund 64.44
Principal Capital Appreciation Fund 100.00
Principal LifeTime 2015 Fund 18.15
Principal LifeTime 2020 Fund 22.65
Principal LifeTime 2025 Fund 27.87
Principal LifeTime 2030 Fund 32.97
Principal LifeTime 2035 Fund 42.57
Principal LifeTime 2040 Fund 53.97
Principal LifeTime 2045 Fund 65.57
Principal LifeTime 2050 Fund 74.73
Principal LifeTime 2055 Fund 74.69
Principal LifeTime 2060 Fund 74.37
Principal LifeTime 2065 Fund 75.69
Principal LifeTime 2070 Fund 75.96
Principal LifeTime Hybrid 2015 Fund 18.73

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2024 (unaudited)

Foreign Taxes Paid. The following funds elect under the Internal Revenue Code (“IRC”) Section 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended October
31, 2024 :
QDI
Principal LifeTime Hybrid 2020 Fund 23.01%
Principal LifeTime Hybrid 2025 Fund 28.27
Principal LifeTime Hybrid 2030 Fund 32.92
Principal LifeTime Hybrid 2035 Fund 41.22
Principal LifeTime Hybrid 2040 Fund 54.36
Principal LifeTime Hybrid 2045 Fund 65.71
Principal LifeTime Hybrid 2050 Fund 76.84
Principal LifeTime Hybrid 2055 Fund 77.54
Principal LifeTime Hybrid 2060 Fund 77.62
Principal LifeTime Hybrid 2065 Fund 77.71
Principal LifeTime Hybrid 2070 Fund 74.45
Principal LifeTime Hybrid Income Fund 17.55
Principal LifeTime Strategic Income Fund 19.68
Real Estate Securities Fund 0.00
SAM Balanced Portfolio 54.92
SAM Conservative Balanced Portfolio 31.99
SAM Conservative Growth Portfolio 85.02
SAM Flexible Income Portfolio 21.08
SAM Strategic Growth Portfolio 100.00
Short-Term Income Fund 0.00
SmallCap Fund 100.00
SmallCap Growth Fund I 0.00
SmallCap S&P 600 Index Fund 86.20
SmallCap Value Fund II 55.23
Tax-Exempt Bond Fund 0.00
Foreign
Taxes
Per Share
Diversified International Fund $ 0.0221
Finisterre Emerging Markets Total Return Bond Fund 0.0053
Global Emerging Markets Fund 0.0176
International Equity Fund 0.0583
Overseas Fund 0.0355
Principal LifeTime 2015 Fund 0.0005
Principal LifeTime 2020 Fund 0.0009
Principal LifeTime 2025 Fund 0.0009
Principal LifeTime 2030 Fund 0.0013
Principal LifeTime 2035 Fund 0.0013
Principal LifeTime 2040 Fund 0.0019
Principal LifeTime 2045 Fund 0.0017
Principal LifeTime 2050 Fund 0.0023
Principal LifeTime 2055 Fund 0.0020
Principal LifeTime 2060 Fund 0.0022
Principal LifeTime 2065 Fund 0.0015
Principal LifeTime 2070 Fund 0.0005
Principal LifeTime Hybrid 2015 Fund 0.0004
Principal LifeTime Hybrid 2020 Fund 0.0005
Principal LifeTime Hybrid 2025 Fund 0.0006
Principal LifeTime Hybrid 2030 Fund 0.0007
Principal LifeTime Hybrid 2035 Fund 0.0009
Principal LifeTime Hybrid 2040 Fund 0.0010
Principal LifeTime Hybrid 2045 Fund 0.0012
Principal LifeTime Hybrid 2050 Fund 0.0013
Principal LifeTime Hybrid 2055 Fund 0.0013
Principal LifeTime Hybrid 2060 Fund 0.0013

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2024 (unaudited)

Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2023 :
Foreign
Taxes
Per Share
Principal LifeTime Hybrid 2065 Fund $ 0.0010
Principal LifeTime Hybrid 2070 Fund 0.0004
Principal LifeTime Hybrid Income Fund 0.0003
Principal LifeTime Strategic Income Fund 0.0006
SAM Balanced Portfolio 0.0016
SAM Conservative Balanced Portfolio 0.0009
SAM Conservative Growth Portfolio 0.0024
SAM Flexible Income Portfolio 0.0006
SAM Strategic Growth Portfolio 0.0037
163(j)
Interest
Dividends
Core Fixed Income Fund 98.60%
Core Plus Bond Fund 100.00
Diversified Income Fund 85.20
Diversified International Fund 2.70
Equity Income Fund 2.82
Finisterre Emerging Markets Total Return Bond Fund 100.00
Global Emerging Markets Fund 2.76
Global Real Estate Securities Fund 1.56
Government & High Quality Bond Fund 96.99
Government Money Market Fund 97.30
High Income Fund 95.76
High Yield Fund 97.17
Inflation Protection Fund 97.06
International Equity Fund 1.10
LargeCap Growth Fund I 22.70
LargeCap S&P 500 Index Fund 6.30
LargeCap Value Fund III 4.78
MidCap Fund 1.53
MidCap S&P 400 Index Fund 6.38
MidCap Value Fund I 5.46
Money Market Fund 95.45
Overseas Fund 2.08
Principal Capital Appreciation Fund 5.68
Principal LifeTime 2015 Fund 78.21
Principal LifeTime 2020 Fund 73.09
Principal LifeTime 2025 Fund 65.73
Principal LifeTime 2030 Fund 56.44
Principal LifeTime 2035 Fund 48.28
Principal LifeTime 2040 Fund 34.08
Principal LifeTime 2045 Fund 22.43
Principal LifeTime 2050 Fund 12.16
Principal LifeTime 2055 Fund 12.06
Principal LifeTime 2060 Fund 11.99
Principal LifeTime 2065 Fund 11.69
Principal LifeTime 2070 Fund 7.49
Principal LifeTime Hybrid 2015 Fund 77.16
Principal LifeTime Hybrid 2020 Fund 72.95
Principal LifeTime Hybrid 2025 Fund 66.87
Principal LifeTime Hybrid 2030 Fund 60.54
Principal LifeTime Hybrid 2035 Fund 51.44

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2024 (unaudited)

Section 199A Dividends. Non-corporate fund shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the fund as Section 199A dividends. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 199A eligible for the calendar year ended December 31, 2023:
In early 2024, if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the funds during the calendar year 2023 via Form 1099.
The funds will notify shareholders in early 2025 of amounts paid to them by the funds, if any, during the calendar year 2024 .
This information is given to meet certain requirements of the IRC and should not be used by shareholders for preparing their income tax returns.
For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/individuals/dividends-capital-gains-distributions
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Principal LifeTime Hybrid 2040 Fund 37.43%
Principal LifeTime Hybrid 2045 Fund 24.98
Principal LifeTime Hybrid 2050 Fund 13.51
Principal LifeTime Hybrid 2055 Fund 13.51
Principal LifeTime Hybrid 2060 Fund 13.47
Principal LifeTime Hybrid 2065 Fund 13.41
Principal LifeTime Hybrid 2070 Fund 11.75
Principal LifeTime Hybrid Income Fund 77.82
Principal LifeTime Strategic Income Fund 76.45
Real Estate Securities Fund 2.59
SAM Balanced Portfolio 53.27
SAM Conservative Balanced Portfolio 71.06
SAM Conservative Growth Portfolio 33.56
SAM Flexible Income Portfolio 79.87
SAM Strategic Growth Portfolio 6.91
Short-Term Income Fund 99.25
SmallCap Fund 2.93
SmallCap S&P 600 Index Fund 4.52
SmallCap Value Fund II 4.70
199A
Global Real Estate Securities Fund 51.81%
Real Estate Securities Fund 92.80

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Funds, Inc.
October 31, 2024

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Funds, Inc.
October 31, 2024

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Funds, Inc.
October 31, 2024

The Principal Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested Board
Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief Compliance
Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Director’s expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
October 31, 2024

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the
Management Agreement and various sub-advisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 11, 2024 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the
Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the
“Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC (the
“Manager”) and PFI, on behalf of each of the sixty-four (64) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock Financial Management,
Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; Eagle Asset Management, Inc.; Emerald
Advisers, LLC; Hotchkis and Wiley Capital Management, LLC; Grantham, Mayo, Van Otterloo & Co. LLC; Insight North America LLC;
Los Angeles Capital Management LLC; Nuveen Asset Management, LLC; PineBridge Investments LLC; Polen Capital Credit, LLC; Post
Advisory Group, LLC; Principal Real Estate Investors, LLC; Robert W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T. Rowe
Price Associates, Inc.; Vaughan Nelson Investment Management, LP; Victory Capital Management Inc.; and Westwood Management Corp.;
(collectively, the “Sub-Advisors”). The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory
Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
The Board reviewed comprehensive materials provided by the Manager, the Sub-Advisors, Broadridge Financial Solutions, Inc. (“Broadridge”)
and Management Practice LLC, both independent providers of investment company data, and independent legal counsel. The Board also reviewed performance information for PFI Government Money Market Fund and PFI Money Market Fund based upon data from iMoneyNet, and performance information for each other Fund based upon data from Morningstar Direct. In addition, the Board had previously received extensive information throughout the year regarding the performance and operating results of the Funds and the various services provided by the
Manager and the Sub-Advisors.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds.
The Board concluded that a relationship with a capable and conscientious investment advisor is in the best interests of each Fund. In addition, the Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the
Management Agreement for each Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The
Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted
that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Sub-Advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
October 31, 2024

the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2024 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2024, and compared those returns to various agreed-upon performance measures, including, for all Funds other than PFI Government Money Market
Fund and PFI Money Market Fund, peer-group data based upon a broad-based industry category determined using Morningstar Direct data
(“Performance Universe”). For PFI Government Money Market Fund and PFI Money Market Fund, comparative performance information was based upon data provided by iMoneyNet.
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance information for a three-year period ended March 31, 2024, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance information for a one-year period ended March 31, 2024, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2024, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered.
The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the
Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant period(s), a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team.
The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels,
(3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for Government Money Market Fund and Money Market Fund, as described below; to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based industry category defined by Broadridge (“Expense Universe”).
For PFI Money Market Fund, which does not have Institutional Class shares, comparative fee and expense information was provided based upon
Class A shares. For other PFI Funds for which Class A shares represented more than 10% of the PFI Fund’s total assets, comparative fee and expense information was supplementally provided based upon Class A shares
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2023. The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts. For most
Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
October 31, 2024

For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’ review of certain other Funds.
With respect to the PFI Principal LifeTime Hybrid Funds, and the PFI Principal LifeTime Funds, the Board noted that the Funds do not pay
Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratio, including acquired fund fees and expenses, for
Institutional Class shares of each of the PFI Principal LifeTime Hybrid Funds were in the third quartile or better in the Expense Group, and that the total net expense ratio, including acquired fund fees and expenses, for Institutional Class shares of each of the PFI Principal LifeTime Funds was in the fourth quartile (ranging from the 80th to 99th percentile) in the Expense Group.
In concluding that the Management Agreement for the PFI Principal LifeTime Hybrid Funds, the PFI Principal LifeTime Funds should be renewed, the Board considered all relevant factors, including each Fund’s actual non-management expenses, which the Board concluded were reasonable, and the fees and expenses of the underlying Funds in which each Fund invests, which the Board evaluated individually and concluded were reasonable. The Board also considered that the Manager intended to reallocate a portion of the assets of the PFI Principal LifeTime Hybrid
Funds, the PFI Principal LifeTime Funds to different underlying Funds and had proposed certain reductions in the management fees and/or expense caps of certain underlying Funds held by the PFI Principal LifeTime Hybrid Funds, the PFI Principal LifeTime Funds, noting that such reallocations and reductions would have the effect of reducing the amounts of acquired fund fees and expenses borne by the PFI Principal
LifeTime Hybrid Funds, the PFI Principal LifeTime Funds. In considering the performance of each of the PFI Principal LifeTime Hybrid
Funds, the PFI Principal LifeTime Funds, the Board noted that for each Fund, the Fund’s performance ranked in the third quartile or better of its
Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2024.
With regard to PFI SAM Conservative Balanced Portfolio, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than the third quartile (99th and 86th percentiles, respectively) in the Expense Group.
Considering all relevant factors, including that the Fund’s performance was in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2024 (26th and 27th percentiles, respectively) and the more favorable rankings of the
Fund’s effective net management fee rate and total net expense ratio on the basis of Class A shares (86th and 57th percentiles, respectively), the
Board concluded that the Management Agreement should be renewed.
With regard to PFI Principal LargeCap Value Fund III, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than the third quartile (92nd and 85th percentiles, respectively) in the Expense Group. The
Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered the pro forma effect of the fee reduction on the rankings of the Fund’s net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Expense Group, noting that the Fund’s net management fee rate would move into the 69th percentile and the Fund’s total net expense ratio would move into the 54th percentile.
Considering all relevant factors, including that the Fund’s performance was in the third quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2024 (59th and 56th percentiles, respectively), the Board concluded that the Management
Agreement should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps.
With regard to each of PFI MidCap S&P 400 Index Fund, PFI SmallCap Fund and PFI SmallCap S&P 600 Index Fund, the Board accepted management’s proposal to amend the Management Agreement for the Fund to add one or more new breakpoints to the management fee schedule and considered the new breakpoint or breakpoints in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of PFI Short Term Income Fund, PFI High Yield Fund, PFI LargeCap Value Fund III, and PFI SmallCap Value Fund II, the
Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at current asset levels (for PFI Short Term Income Fund) or all asset levels (for each of the other Funds listed in this paragraph) and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
October 31, 2024

December 31, 2023. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated
Sub-Advisors (Post Advisory Group, LLC, Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2023. The Board noted that the Manager compensates each Sub-
Advisor from its own management fee and considered the pro forma impact on the Manager’s returns on revenue from the reductions of certain
Funds’ effective management fee rates described above and the reductions of certain Funds’ effective sub-advisory fee rates described below. The
Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2024 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The
Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost savings passed along to the
Funds as a result of certain expense caps and fee waivers. The Board also considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund.
The Board noted management's explanation of efficiencies in the Manager's cost structure. The Board concluded that the fee schedule for each
Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the PFI Principal LifeTime Hybrid Funds, the PFI Principal LifeTime Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for PFI Government Money Market Fund does not include breakpoints, but that each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain other actions taken by the Board.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory
Agreements were satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager recommended the renewal of each Sub-Advisory Agreement. Based upon all relevant factors, the
Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being undertaken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the
Board concluded that the Manager was providing effective monitoring.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
October 31, 2024

Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rate(s), noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate(s) at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Broadridge classification.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-
Advisor. The Board considered the profitability of the affiliated Sub-Advisors, taking into account the changes in the sub-advisory fee schedules noted above, as applicable, in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2024 Principal Financial Services, Inc. | FV942AR-03 | 12/2024 | 3154528

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	12/10/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	12/10/2024

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	12/10/2024